As filed with the Securities and Exchange	Registration No. 333-01107*
Commission on April 3, 2019	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 70

to

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

And

Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C

(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company

(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(860) 580-1631

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli

Assistant Vice President and Senior Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, C2S, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2019 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Group Deferred Fixed and Variable Annuity Contracts

*   Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:  033-88720; 033-75964 (which had included a combined prospectus for earlier Registration Statements:  033-75958, 033-75960, and 033-75994); 033-75986 (which had included a combined prospectus for earlier Registration Statements: 033-75970, 033-75954, and 033-75956); 033-75982 (which had included a combined prospectus for earlier Registration Statements:  033-75968, 033-75966, 033-75990, and the individual deferred compensation contracts covered by Registration Statement No. 033-75992); and 033-91846 (which had included a combined prospectus for earlier Registration Statement:  033-75976).

PART A

INFORMATION REQUIRED IN A PROSPECTUS

VARIABLE ANNUITY ACCOUNT C

Voya Retirement Insurance and Annuity Company

Multiple Sponsored Retirement Options

May 1, 2019 Supplement to May 1, 2019, Contract Prospectus and
Contract Prospectus Summary

St. John's Regional Health Center

The following is a negotiated provision concerning the early withdrawal charge applicable to the St. John’s Regional Health Center tax-deferred annuity plan. (See “Fees – Early Withdrawal Charge” in the Contract Prospectus and the Contract Prospectus Summary):

You may withdraw up to 10% of your current account each year without incurring an early withdrawal charge. This applies only to the first partial withdrawal in each calendar year. The amount eligible will be determined using the account value on the date we receive the withdrawal request. This provision is available to anyone up to age 70½ (instead of between the ages of 59½ and 70½). Outstanding loan amounts on 403(b) accounts are not included in the account value for the purpose of calculating the eligible partial withdrawal. This provision does not apply to full withdrawals or to partial withdrawals due to loan default.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company. One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

XCS.01107-19SJ	May 2019

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Multiple Sponsored Retirement Options

Supplement Dated May 1, 2019, to the Contract Prospectus and
Contract Prospectus Summary, each dated May 1, 2019

This supplement updates and amends certain information contained in your variable annuity contract prospectus and contract prospectus summary. Please read it carefully and keep it with your contract prospectus and contract prospectus summary for future reference.

__________________________________________________________________________

NOTICE OF AND IMPORTANT INFORMATION ABOUT
UPCOMING FUND REORGANIZATIONS

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the VY® Pioneer High Yield and the VY® Templeton Global Growth Portfolios.

On November 16, 2018, the Board of Trustees of Voya Investors Trust and the Board of Directors of Voya Partners, Inc. approved separate proposals to reorganize certain funds (the “Reorganization”). Subject to shareholder approval, effective after the close of business on or about August 23, 2019 (the “Reorganization Date”), the following Merging Funds will reorganize with and into the following Surviving Funds:

Merging Funds	Surviving Funds
VY® Pioneer High Yield Portfolio	Voya High Yield Portfolio
VY® Templeton Global Growth Portfolio	Voya Global Equity Portfolio

If shareholders of the Merging Funds approve the Reorganization, the Merging Funds will be in a “transition period.” During this time:

•      The transition manager for the VY® Templeton Global Growth Portfolio will sell all or most of its assets;

•      A large portion of the Merging Funds’ assets may be held in temporary investments;

•      The Merging Funds may not be pursuing their investment objectives and strategies, and limitations on permissible investments and investment restrictions will not apply; and

•      The sales and purchases of securities are expected to result in buy and sell transactions and such transactions may be made at a disadvantageous time.

The transition period for each Reorganization is as follows:

Reorganization	Transition Period
VY® Pioneer High Yield Portfolio to reorganize with and into the Voya High Yield Portfolio	July 26, 2019, to the close of business on August 23, 2019
VY® Templeton Global Growth Portfolio to reorganize with and into the Voya Global Equity Portfolio	August 9, 2019, to the close of business on August 23, 2019

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to a subaccount that invests in a Merging Fund to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS” section of either the contract prospectus or contract prospectus summary for information about making subaccount transfers.

Page 1 of 2	May 2019

On the Reorganization Date. On the Reorganization Date, investments in a subaccount that invested in a Merging Fund will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund as follows:

•      In connection with the upcoming Reorganization involving the VY® Pioneer High Yield Portfolio referenced above, Class I shares of the Voya High Yield Portfolio will be added, effective the Reorganization Date, to your contract as an available investment option. On the Reorganization Date, all existing account balances invested in Class I shares of the VY® Pioneer High Yield Portfolio and all existing account balances invested in Class S shares of the Voya High Yield Portfolio will automatically become investments in Class I shares of the Voya High Yield Portfolio with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

~~•~~      All existing account balances invested in Class S shares of the VY® Templeton Global Growth Portfolio will automatically become an investment in Class I shares of the Voya Global Equity Portfolio with an equal total net asset value. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract holders an investment in a similar fund managed by the same investment adviser at a lower cost. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Funds will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in a Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. See the “TRANSFERS” section of either the contract prospectus or contract prospectus summary for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by writing to Customer Service, Defined Contribution Administration, P.O. Box 990063, Hartford, CT 06199-0063 or by calling 1-800-584-6001.

Information about the Surviving Funds. Summary information about the Surviving Funds can be found in APPENDIX VI of either the contract prospectus or the contract prospectus summary. More detailed information can be found in the current prospectus and Statement of Additional Information for each fund.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:

Customer Service

Defined Contribution Administration
P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

Page 2 of 2	May 2019

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Variable Annuity Account C Multiple Sponsored Retirement Options CONTRACT PROSPECTUS – May 1, 2019

The Contracts. The contracts described in this prospectus are group or individual deferred fixed and variable annuity contracts issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”).

Why Reading This Prospectus Is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, (generally, the sponsor of your retirement plan or a trust), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (“funds”) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. Information about the risks of investing in the funds is located in the “Investment Options” section on page 12 and in each fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options. We describe the fixed interest options (the Guaranteed Accumulation Account (“GAA”), the Fixed Plus Account, the Fixed Account and the Fixed Plus Account II A) in appendices to this prospectus. There is also a separate prospectus for the GAA. Not all fixed interest options may be available for current or future investment.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2019, Statement of Additional Information (“SAI”) in association with this prospectus free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-584-6001 or by writing to us at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds or the GAA prospectus by calling that number. The contract prospectus, the GAA prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (“SEC”) website, www.sec.gov. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-01107. The number assigned to the registration statement for GAA is 333-210551. The SAI table of contents is listed on page 56 of this prospectus. The SAI is incorporated into this prospectus by reference.

Internet Availability of Fund Shareholder Reports. Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If available, you may elect to receive shareholder reports and other communications from the Company electronically by contacting Customer Service.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-283-3427. Your election to receive reports in paper will apply to all funds available under your contract.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contracts described in this prospectus are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”). The contracts are subject to investment risk, including the possible loss of the principal amount invested.

CONTRACT PROSPECTUS – MAY 1, 2019 (CONTINUED)

The Funds*

AMG Managers Fairpointe Mid Cap Fund (Class N)[1]

Alger Responsible Investing Fund (Class A)[1]

AllianzGI NFJ Large-Cap Value Fund (Institutional Class)1, 2)

Amana Growth Fund (Investor Class)[1]

Amana Income Fund (Investor Class)[1]

American Century Investments® Income & Growth Fund (A Class)[1,2]

American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[1]

American Funds® – Capital Income Builder®
(Class R-4)[1]

American Funds® – EuroPacific Growth Fund® (Class R-4)[1]

American Funds® – Fundamental Investors®
(Class R-4)[1]

American Funds® – New Perspective Fund®
(Class R-4)[1]

American Funds® – SMALLCAP World Fund® (Class R-4)[1]

American Funds® – The Bond Fund of America® (Class R-4)[1]

American Funds® – The Growth Fund of America®(Class R-4)[1]

American Funds® – Washington Mutual Investors FundSM (Class R-4)[1]

Ariel Fund (Investor Class)[1]

Artisan International Fund (Investor Shares)[1]

Ave Maria Rising Dividend Fund[1]

BlackRock Health Sciences Opportunities Portfolio (Investor A Shares)[1]

BlackRock Mid Cap Dividend Fund (Investor A Shares)[1]

Calvert VP SRI Balanced Portfolio (Class I)

Cohen & Steers Realty Shares, Inc.[1]

Columbia Acorn® Fund (Institutional Class)[1,2]

Columbia Large Cap Value Fund (Class Adv)[1,2]

Columbia Select Mid Cap Value Fund (Class A)[1]

Columbia Select Mid Cap Value Fund (Class Inst)[1,2]

Delaware Small Cap Value Fund (Class A)[1]

Fidelity® VIP ContrafundSM Portfolio (Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Fidelity® VIP Mid Cap Portfolio (Initial Class)[2]

Fidelity® VIP Overseas Portfolio (Initial Class)[2]

Franklin Small Cap Value VIP Fund (Class 2)

Invesco Mid Cap Core Equity Fund (Class A)[1]

Invesco Small Cap Value Fund (Class Y)[1]

Invesco V.I. American Franchise Fund (Series I)

Invesco V.I. Core Equity Fund (Series I)

Ivy Science and Technology Fund (Class Y)[1]

Janus Henderson Balanced Portfolio (Institutional Shares)[2]

Janus Henderson Enterprise Portfolio (Institutional Shares)[2]

Janus Henderson Flexible Bond Portfolio (Institutional Shares)[2]

Janus Henderson Global Research Portfolio (Institutional Shares)[2]

Janus Henderson Research Portfolio (Institutional Shares)[2]

Lazard International Equity Portfolio (Open Shares)[2]

LKCM Aquinas Catholic Equity Fund[1,2]

Loomis Sayles Small Cap Value Fund (Retail Class)[1]

Lord Abbett Series Fund, Inc. ‒ Mid Cap Stock Portfolio (Class VC)

Lord Abbett Short Duration Income Fund (Class R4)[1]

Metropolitan West Total Return Bond Fund (Class M)[1]

Neuberger Berman Sustainable Equity Fund (Trust Class)[1]

Oppenheimer Developing Markets Fund
(Class A)1, 2, [3]

Oppenheimer Global Fund/VA (Non-Service Shares)[2,3]

Oppenheimer Global Strategic Income Fund/VA (Non-Service Shares)[2,3]

Oppenheimer Main Street Small Cap Fund®/VA (Non-Service Shares)[3]

Pax Balanced Fund (Investor Class)[1]

PIMCO CommodityRealReturn Strategy Fund® (Administrative Class)[1]

PIMCO Real Return Portfolio (Administrative Class)

Pioneer High Yield VCT Portfolio (Class I)

TCW Total Return Bond Fund (Class N)[1]

Templeton Global Bond Fund (Class A)[1]

The Hartford Capital Appreciation Fund (Class R4)[1,2]

The Hartford Dividend and Growth Fund (Class R4)[1,2]

The Hartford International Opportunities Fund (Class R4)[1]

USAA Precious Metals and Minerals Fund (Adviser Shares)[1]

Voya Balanced Portfolio (Class I)

Voya Corporate Leaders® 100 Fund (Class I)[1]

Voya Global Bond Portfolio (Class I)

Voya Global Equity Portfolio (Class I)[4]

Voya Global Perspectives® Portfolio (Class I)[5]

Voya GNMA Income Fund (Class A)[1]

Voya Government Money Market Portfolio (Class I)

Voya Growth and Income Portfolio (Class I)

Voya High Yield Portfolio (Class S)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Index Plus MidCap Portfolio (Class I)

Voya Index Plus SmallCap Portfolio (Class I)

Voya Index Solution 2025 Portfolio (Class S)[5]

Voya Index Solution 2035 Portfolio (Class S)[5]

Voya Index Solution 2045 Portfolio (Class S)[5]

Voya Index Solution 2055 Portfolio (Class S)[5]

Voya Index Solution Income Portfolio (Class S)[5]

Voya Intermediate Bond Portfolio (Class I)

Voya International High Dividend Low Volatility Portfolio (Class I)4, [6]

Voya International Index Portfolio (Class I)

Voya Large Cap Growth Portfolio (Class I)

Voya Large Cap Value Portfolio (Class I)

Voya MidCap Opportunities Portfolio (Class I)

Voya Multi-Manager International Small Cap Fund (Class I)[1]

Voya RussellTM Large Cap Growth Index Portfolio (Class I)

Voya RussellTM Large Cap Index Portfolio (Class I)

Voya RussellTM Large Cap Value Index Portfolio (Class S)

Voya RussellTM Mid Cap Growth Index Portfolio (Class S)

Voya RussellTM Mid Cap Index Portfolio (Class I)

Voya RussellTM Small Cap Index Portfolio (Class I)

Voya Small Company Portfolio (Class I)

Voya SmallCap Opportunities Portfolio (Class I)

Voya Solution 2025 Portfolio (Class S)[5]

Voya Solution 2035 Portfolio (Class S)[5]

Voya Solution 2045 Portfolio (Class S)[5]

Voya Solution 2055 Portfolio (Class S)[5]

Voya Solution Balanced Portfolio (Class S)[5]

Voya Solution Income Portfolio (Class S)[5]

Voya Solution Moderately Conservative Portfolio (Class S)[5]

Voya Strategic Allocation Conservative Portfolio (Class I)[5]

Voya Strategic Allocation Growth Portfolio (Class I)[5]

Voya Strategic Allocation Moderate Portfolio (Class I)[5]

Voya U.S. Bond Index Portfolio (Class I)

Voya U.S. Stock Index Portfolio (Class I)

VY® American Century Small-Mid Cap Value Portfolio (Class S)

VY® Baron Growth Portfolio (Class S)

VY® Clarion Global Real Estate Portfolio (Class I)

VY® Clarion Real Estate Portfolio (Class S)

VY® Columbia Contrarian Core Portfolio (Class S)

VY® Columbia Small Cap Value II Portfolio (Class S)

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class I)

VY® Invesco Growth and Income Portfolio (Class S)

VY® JPMorgan Emerging Markets Equity Portfolio (Class S)

VY® JPMorgan Mid Cap Value Portfolio (Class S)[2]

VY® JPMorgan Small Cap Core Equity Portfolio (Class S)

VY® Oppenheimer Global Portfolio (Class I)

VY® Pioneer High Yield Portfolio (Class I)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class I)

VY® T. Rowe Price International Stock Portfolio (Class S)

VY® Templeton Global Growth Portfolio (Class S)

Wanger International

Wanger Select

Wanger USA

Wells Fargo Small Company Growth Fund (Administrator Class)[1]

Wells Fargo Special Small Cap Value Fund (Class A)[1]

PRO.01107-19                                                                            2

*  See “APPENDIX VI – FUND DESCRIPTIONS” for further information about the funds.

1 This fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS ‒ Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

2 See “APPENDIX VI – FUND DESCRIPTIONS” for further information regarding the availability of certain funds.

3 Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries, has entered into an agreement whereby Invesco Ltd. will acquire OppenheimerFunds, Inc. Subject to shareholder approval, these funds will, on or about May 24, 2019, change their names and share classes to the Invesco Oppenheimer Developing Markets Fund (Class A), the Invesco Oppenheimer V.I. Global Fund (Series I), the Invesco Oppenheimer V.I. Global Strategic Income Fund (Series I) and the Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series I), respectively, be managed by Invesco Advisers, Inc. and have the same investment objective(s) as the corresponding Oppenheimer fund.

4 This fund employs a managed volatility strategy. See “INVESTMENT OPTIONS – Funds Available Through the Separate Account” for more information.

5 These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees ‒ Fund of Funds” for additional information.

6 Prior to May 1, 2019, this fund was known as the VY® Templeton Foreign Equity Portfolio.

Contract Overview:	4
Who’s Who
The Contract and Your Retirement Plan
Questions: Contacting the Company (sidebar)
Sending Forms And Written Requests In Good Order (sidebar)
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

Fee Table	6
Condensed Financial Information	8
The Company	8
Contract Purchase and Participation	9
Contract Ownership and Rights	11
Right to Cancel	11
investment options	12
Fees	17
Your Account Value	25
transfers	27
Withdrawals	30
Systematic Distribution Options	32
loans	33
Death Benefit	33
Income Phase	36
FEDERAL Tax Considerations	39
contract distribution	49
Other Topics	52
Contents of the Statement of Additional Information	56
Appendix I ‒ Guaranteed Accumulation Account	57
Appendix II ‒ Fixed Account	60
Appendix III ‒ Fixed Plus Account	62
Appendix IV ‒ Fixed Plus Account II A	66
Appendix V ‒ Participant Appointment of Employer as Agent Under an Annuity Contract	70
Appendix VI ‒ FUND DescriptionS	71
Appendix VII ‒ Condensed Financial Information	88

PRO.01107-19                                                                            3

CONTRACT OVERVIEW

The following is intended as an overview. Please read each section of this prospectus for additional information.

Who’s Who

Questions:  Contacting the Company.

Contact your local representative or write or call the Company at:

Customer Service

Defined Contribution

Administration

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative requirements for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

You (the “participant”):*  The individual who participates in the contract through a retirement plan.

Plan Sponsor:  The sponsor of your retirement plan. Generally, your employer.

Contract Holder:*  The person to whom we issue the contract. Generally, the plan sponsor or a trust. We may also refer to the contract holder as the contract owner.

We (the “Company”):  Voya Retirement Insurance and Annuity Company. We issue the contract.

For greater detail, review “Contract Ownership and Rights” and “Contract Purchase and Participation.”

The Contract and Your Retirement Plan

Retirement Plan (“plan”): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code Section under which it qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment under Tax Code Section 457. To learn which Tax Code Section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in Your Plan: Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Rights: Rights under the contract and who may exercise those rights may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.01107-19                                                                            4

*   Certain contracts are purchased by and issued directly to persons participating in certain plans. The words “you” and “participant” apply to these individuals. The words “contract holder” and “contract owner” also apply to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than ten days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans and Roth 403(b) plans, as well as in certain 401(a), 401(k), Roth 401(k) or 403(a) plans may cancel their participation in the contract no later than ten days after they receive evidence of participation in the contract. See “Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases (described in “Contract Phases,” below). The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “Income Phase.”

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “Withdrawals” and “FEDERAL Tax considerations.”

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation: Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide the Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up one or more accounts for employer contributions and/or for one or more accounts for contributions from your salary. Alternatively, we may issue the contract to an employer or a plan on an unallocated basis. In that case, we establish a single account under the contract for the contract holder, and the recordkeeper designated by the plan establishes and maintains an individual account or accounts for each participant.

Payments to Your Account
Step 1 ¯
Voya Retirement Insurance and Annuity Company
¯	Step 2	¯
Fixed Interest Options	Variable Annuity Account C Variable Investment Options
The Subaccounts
	A	B	Etc.
¯ Step 3 ¯
	Mutual Fund A	Mutual Fund B

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in one or more of the following investment options:

•      Fixed Interest Options; or

•      Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “Income Phase.” In general, you may:

•      Receive income phase payments over a lifetime or for a specified period;

•      Receive income phase payments monthly, quarterly, semi-annually or annually;

•      Select an option that provides a death benefit to beneficiaries; or

•      Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.01107-19                                                                           5

FEE TABLE

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning, and withdrawing account value from your contract. See “INCOME PHASE” for fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, take a loan from the contract or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% of purchase payments may also be deducted.*

Maximum Early Withdrawal Charge[7]

(as a percentage of amount withdrawn, if applicable)

Applicable to Texas K-12 contracts                                            7.00%

Applicable to all other contracts                                                  5.00%

Loan Interest Rate Spread (per annum)[8]                                        3.00%

Loan Initiation Fee[9]                                                                         $100.00

Maximum Periodic Fees and Charges

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

In this Section:

•      Maximum Transaction Expenses;

•      Maximum Periodic Fees and Charges;

•      Fund Fees and Expenses; and

•      Examples.

See “Fees” for:

•      Early Withdrawal Charge Schedules;

•      How, When and Why Fees are Deducted;

•      Reduction, Waiver and/or Elimination of Certain Fees;

•      Fund Redemption Fees; and

•      Premium and Other Taxes.

Texas K-12 contracts are voluntary 403(b) annuity contracts for employees of K-12 public schools in Texas who became participants under the contract on or after June 1, 2002. These contracts meet the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273.

	Applicable to Texas K-2 Contracts	Applicable to All Other Contracts
Maximum Annual Maintenance Fee[10]	$0.00	$30.00

Separate Account Annual Expenses[10] (as a percentage of average account value)
Maximum Mortality and Expense Risk Charge[11]	1.25%	1.50%
Maximum Administrative Expense Charge	0.25%[12]	0.25%[13]
Maximum Total Separate Account Expenses	1.50%	1.75%

PRO.01107-19                                                                           6

*   State premium taxes may apply, but are not reflected in the fee tables or examples. See “Fees ‒ Premium and Other Taxes.”

7   This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See “Fees.”

8   This is the difference between the rate charged and the rate credited on loans under your contract. We reserve the right to apply a loan interest rate spread between 0.0% and 3.0% per annum. Currently, the loan interest rate spread for most contracts is 2.5% per annum. See “Loans ‒ Charges Associated with Loans.”

9   Certain contracts that have a zero loan interest rate spread may be subject to a loan initiation fee each time a loan is taken from your account value. See “Loans ‒ Charges Associated with Loans.”

10 These fees may be waived, reduced or eliminated in certain circumstances. See “Fees.”

11 A charge for the guaranteed death benefit, if any, is included in the mortality and expense risk charge. See “Death Benefit.”

12 We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25% annually.

13 We only impose this charge under some contracts. See “Fees.”

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Applicable to Texas K-12 Contracts		Applicable to All Other Contracts
	Minimum	Maximum	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	0.39%	1.64%	0.27%	1.64%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include transaction expenses (assuming no loans), maintenance fees (converted to a percentage of assets equal to 0.0000% for Texas K-12 contracts and 0.001% for all other contracts), separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your entire account value at the end of the applicable time period:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Texas K-12 Contracts	$979	$1,550	$2,138	$3,448	$317	$969	$1,645	$3,448

Applicable to All Other Contracts	$862	$1,601	$2,363	$3,789	$354	$1,079	$1,825	$3,789

PRO.01107-19                                                                           7

*   This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your entire account value at the end of the applicable time period:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Texas K-12 Contracts	$862	$1,197	$1,546	$2,212	$192	$594	$1,021	$2,212

Applicable to all other Contracts	$732	$1,216	$1,728	$2,480	$218	$672	$1,153	$2,480

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX VII, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. These tables show the values of the subaccounts over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability, or the date purchase payments were first received in the subaccounts (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

PRO.01107-19                                                                           8

*   This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code Sections 401(a), 401(k), 403(a), 403(b) and 457, including Roth 401(k), Roth 403(b), and Roth 457(b) plans.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Tax Code Sections 401, 403(a) and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The contract holder must notify the Company whether Title I of ERISA applies to the plan.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract. To purchase the contract:

•      The contract holder submits the required forms and application to the Company; and

•      We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract:

•      We provide you with enrollment materials for completion and return to us, which may be completed electronically where available (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder); and

•      If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish Roth 401(k), Roth 403(b) and Roth 457(b) accounts.

PRO.01107-19                                                                           9

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, the purchase payments remain in a non-interest bearing bank account until processed (or for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

•      Lump-sum payments: A one-time payment to your account in the form of a transfer from a previous plan; and/or

•      Installment payments: More than one payment made over time to your account.

Contributions to Roth 401(k), Roth 403(b) or Roth 457(b) accounts must be made by after-tax salary reduction, exchange, or rollover payments (to the extent allowed by the contract) paid to us on your behalf, as permitted by the Tax Code and the plan. Roth 401(k), Roth 403(b) and Roth 457(b) contributions will be placed in distinct accounts.

The plan and the contract may have certain rules or restrictions that apply to the use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 401(k), Roth 403(b) and Roth 457(b) accounts, where each account will have its own early withdrawal charge schedule. See “Fees – Early Withdrawal Charge Schedules.”

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial purchase payments to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” and “Transfers.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “Fees,” “Appendix III – Fixed Plus Account” and “APPENDIX IV – Fixed Plus Account II A.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contracts should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•      Long-Term Investment – This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•      Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

•      Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

PRO.01107-19                                                                           10

•      Exchanges – Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than the contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? It depends on the type of plan, as follows:

•      Under 401(a), 401(k), Roth 401(k), 403(a), 403(b) or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder;

•      Under Governmental 457(b) or Roth 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code; and

•      Under Non-governmental Tax-Exempt 457(b) Plans. In order to avoid being subject to ERISA, 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.

Who Holds Rights Under the Contract? The terms of the annuity contract will determine who holds rights under the contracts:

•      Under some contracts, the contract holder holds all rights under the contract, but may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options; and

•      Under other contracts, including most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and most individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “FEDERAL Tax Considerations – Distributions – Eligibility – 403(b) and Roth 403(b) Plans.”

For additional information about the respective rights of the contract holder and participants, see “Appendix V.”

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within ten days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within ten days after you receive confirmation of your participation in the contract.

PRO.01107-19                                                                           11

Refunds. We will produce a refund no later than seven calendar days after we receive the required documents and written notice in good order at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.” The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s) (and your accounts may be established at different times), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We also provide a brief description of the funds in APPENDIX VI. Please refer to the fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge, from the address and telephone number referenced under “Contract Overview ‒ Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

PRO.01107-19                                                                           12

Funds With Managed Volatility Strategies. As described in more detail in the fund prospectuses, certain funds employ a managed volatility strategy that is intended to reduce the fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guarantees under the contract. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. Funds that employ a managed volatility strategy are identified in the list of available funds in the beginning of this prospectus.

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•      Mixed funding ‒ bought for annuities and life insurance; and

•      Shared funding ‒ bought by more than one company.

Public Funds. The following funds, which are available through the contracts, are also available to the general public:

•      AMG Managers Fairpointe Mid Cap Fund

•      Alger Responsible Investing Fund

•      AllianzGI NFJ Large-Cap Value Fund

•      Amana Growth Fund

•      Amana Income Fund

•      American Century Investments® Income & Growth Fund

•      American Century Investments® Inflation-Adjusted Bond Fund

•      American Funds®  ‒ Capital Income Builder®

•      American Funds®  ‒ EuroPacific Growth Fund®

•      American Funds®  ‒ Fundamental Investors®

•      American Funds®  ‒ New Perspective Fund®

•      American Funds®  ‒ SMALLCAP World Fund®

•      American Funds®  ‒ The Bond Fund of America®

•      American Funds®  ‒ The Growth Fund of America®

•      American Funds® ‒ Washington Mutual Investors FundSM

•      Ariel Fund

•      Artisan International Fund

•      Ave Maria Rising Dividend Fund

•      BlackRock Health Sciences Opportunities Portfolio

•      BlackRock Mid Cap Dividend Fund

•      Cohen & Steers Realty Shares, Inc.

•      ColumbiaSM Acorn® Fund

•      Columbia Large Cap Value Fund

•      Columbia Select Mid Cap Value Fund

•      Delaware Small Cap Value Fund

•      Invesco Mid Cap Core Equity Fund

•      Invesco Small Cap Value Fund

•      Ivy Science and Technology Fund

•      Lazard International Equity Portfolio

•      LKCM Aquinas Catholic Equity Fund

•      Loomis Sayles Small Cap Value Fund

•      Lord Abbett Short Duration Income Fund

•      Metropolitan West Total Return Bond Fund

•      Neuberger Berman Sustainable Equity Fund

•      Oppenheimer Developing Markets Fund

•      Pax Balanced Fund

•      PIMCO CommodityRealReturn Strategy Fund®

•      TCW Total Return Bond Fund

•      Templeton Global Bond Fund

•      The Hartford Capital Appreciation Fund

•      The Hartford Dividend and Growth Fund

•      The Hartford International Opportunities Fund

•      USAA Precious Metals and Minerals Fund

•      Voya Corporate Leaders® 100 Fund

•      Voya GNMA Income Fund

•      Voya Multi-Manager International Small Cap Fund

•      Wells Fargo Small Company Growth Fund

•      Wells Fargo Special Small Cap Value Fund

PRO.01107-19                                                                           13

See “FEDERAL Tax Considerations – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Selection of Underlying Funds. The underlying funds available through the contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations under the contracts. We have included certain of the funds at least in part because they are managed or sub-advised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

PRO.01107-19                                                                           14

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts. Additionally:

•      During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and

•      During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

We do not guarantee that each fund will always be available for investment through the contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•      Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for contracts we issue;

•      Combine two or more subaccounts;

•      Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;

•      Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:

>   A fund no longer suits the purposes of your contract;

>   There is a change in laws or regulations;

>   There is a change in the fund’s investment objectives or restrictions;

>   The fund is no longer available for investment; or

>   Another reason we deem a substitution is appropriate.

•      Stop selling the contract;

•      Limit or eliminate any voting rights for the separate account; or

•      Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the contract belongs.

PRO.01107-19                                                                           15

Fixed Interest Options

For descriptions of the fixed interest options that may be available through the contract, see “AppendiX I, APPENDIX II, APPENDIX III and APPENDIX IV” and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number referenced under “Contract Overview ‒ Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options

When selecting investment options:

•      Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your individual circumstances and your financial goals;

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen; and

•      Be informed. Read this prospectus, all of the information that is available to you regarding the funds - including each fund’s prospectus, statement of additional information, and annual and semi-annual reports, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus. After you select the options for your account dollars, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•      Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan; and

•      Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment. Thereafter, more options can be selected at any one time, but a higher limit may apply.

PRO.01107-19                                                                           16

FEES

The charges we assess and the deductions we make under the contract are in consideration for:  (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume. The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the “Fee Table” section for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specific dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. This charge may also be referred to as a surrender charge in your contract and/or certificate/enrollment materials.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

Amount: This charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account or the Fixed Plus Account II A. The percentage is determined by the early withdrawal charge schedule that applies to your individual account. Some of these schedules are listed below. The charge will never be more than 8.5% of your total purchase payments to the individual account, or under some contracts, the maximum permitted by FINRA rules.

Types of Fees

You may incur the following types of fees under the contract:

•      Transaction Fees:

>   Early Withdrawal Charge;

>   Loan Interest Rate Spread and Loan Initiation Fee;

>   Fund Redemption Fees;

•      Periodic Fees and Charges:

>   Annual Maintenance Fee;

>   Mortality and Expense Risk Charge;

>   Administrative Expense Charge;

•      Fund Fees and Expenses; and

•      Premium and Other Taxes.

Terms to Understand in the Early Withdrawal Charge Schedules:

•      Account Year ‒ a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

•      Contract Year ‒ a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.

Early Withdrawal Charge Schedules. You may determine which schedule applies to you by consulting your certificate or the contract (held by the contract holder).

Contracts Other Than Texas K-12. This is the early withdrawal charge schedule that applies to contracts other than Texas K-12 contracts. It grades down to zero over a ten-year period, as shown on the next page. Some contracts have schedules that grade down to zero over fewer than ten years.

Each contract will specify whether a schedule is based on one of the following:

•      The number of years since the individual account was established;

•      The number of years since the contract was established; or

•      The number of completed purchase payment periods.

For any contract that specifies an early withdrawal charge schedule based on the number of completed purchase payment periods, we will apply a schedule based on the number of years since the individual account was established. This will result in an early withdrawal charge equal to or less than the charge that would apply under the schedule specified in the contract.

PRO.01107-19                                                                           17

Unless the contract provides otherwise, the same schedule applies to installment purchase payments (ongoing contributions) and to single purchase payments (rollovers, exchanges or other one-time contributions).

Account Years or Contract Years	Early Withdrawal Charge
Fewer than 5 5 or more but fewer than 7 7 or more but fewer than 9 9 or more but fewer than 10 10 or more	5% 4% 3% 2% 0%

Texas K-12 Contracts.* This schedule applies to participants who enroll in Texas K-12 contracts.

Completed Account Years or Contract Years (depending on the contract)	Early Withdrawal Charge

Fewer than 1

1 or more but fewer than 2

2 or more but fewer than 3

3 or more but fewer than 4

4 or more but fewer than 5

5 or more but fewer than 6

6 or more but fewer than 7

7 or more but fewer than 8

8 or more but fewer than 9

9 or more but fewer than 10

10 or more

7.0% 6.5% 6.0% 5.5% 5.0% 4.5% 4.0% 3.5% 3.0% 2.0% 0.0%

Early Withdrawal Charge Waivers Under All Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reductions or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

•      Used to provide income payments during the income phase;

•      Paid because of your death before income payments begin;

•      Paid where your account value is $5,000 or less**, and no part of the account has been taken as a withdrawal, used to provide income payments, or taken as a loan within the prior 12 months (36 months for some contracts issued in New York);

•      Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”); or

•      Taken on or after the tenth anniversary of the effective date of the account.

PRO.01107-19                                                                           18

*   Texas K-12 contracts are voluntary 403(b) annuity contracts for employees of K-12 public schools in Texas who became participants under the contract on or after June 1, 2002. These contracts meet the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273.

** Under some contracts this waiver applies to withdrawals paid where your account value is $3,500 or less (or $1,999 for some contracts issued in New York, or when the paid-up annuity benefit is less than $20 monthly). In addition, under some contracts, we will waive this charge as otherwise allowed by the plan for a lump-sum cashout without a participant’s consent.

Early Withdrawal Charge Waivers Under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

•      Taken under accounts with an early withdrawal charge schedule based on completed account years when you are at least age 59½ and have completed at least nine account years;

•      Taken after you have experienced a severance of employment with your employer* (under certain contracts, the employer must provide documentation of severance to the Company);

•      Used to purchase a Voya Retirement Insurance and Annuity Company single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);

•      Withdrawn from contracts used with plans under section 401(a), 401(k), Roth 401(k), 403(a), 403(b) or Roth 403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year;**

•      Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder’s plan, subject to various conditions agreed to by the contract holder and the Company in writing;

•      Made because the Company terminated the account under the circumstances described in “Other Topics ‒ Account Termination”;

•      Withdrawn for an exchange or transfer to a Tax Code Section 403(b)(7) custodial account sponsored by the Company;

•      Made for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing;

•      Due to your disability as defined by the Tax Code, if the withdrawal is paid directly to you and certified by your employer; and

•      Due to a transfer of amounts to a defined benefit governmental plan in connection with the purchase of permissive service credits under such defined benefit plan, or the repayment of a lump-sum amount previously withdrawn from such defined benefit plan, in accordance with the terms of the 403(b) plan or 457 plan, the defined benefit plan and applicable IRS guidelines.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

•      The number of participants under the plan;

•      The type and nature of the group to which a contract is issued;

•      The expected level of assets and/or cash flow under the plan;

•      Our agent’s involvement in sales activities;

•      Our sales-related expenses;

•      Distribution provisions under the plan;

•      The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;

•      The level of employer involvement in determining eligibility for distributions under the contract;

•      Our assessment of financial risk to the Company relating to withdrawals; and

•      Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

PRO.01107-19                                                                           19

*   This waiver does not apply if the severance of employment would not have qualified as a separation from service under IRS guidance prior to the enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001.

** To qualify for this waiver you must be between the ages of 59½ and 70½ and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees, and this may include having an early withdrawal charge for some individual accounts and reducing or eliminating the early withdrawal charge for certain other individual accounts. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the State of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, the Fixed Account or the Guaranteed Accumulation Account for contracts that have an early withdrawal charge that were issued in New York on or after March 7, 2000 under contract forms
G-CDA-99(NY) and G-CDA-01(NY).

Completed Account Years or Contract Years (depending on the contract)	Early Withdrawal Charge
Fewer than 3 3 or more but fewer than 4 4 or more but fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more	5% 4% 3% 2% 1% 0%

Loan Interest Rate Spread and Loan Initiation Fee

For a discussion of the loan interest rate spread and the loan initiation fee, the fees and costs that may be associated with loans, please see “LOANS – Charges Associated with Loans.”

Fund Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year, during the accumulation phase, we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may also deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary. It is deducted annually on a proportional basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, proportional from your account value invested in the subaccounts and fixed interest options. We may also deduct all or a portion of the maintenance fee from a Roth 401(k), Roth 403(b), or Roth 457(b) account. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

PRO.01107-19                                                                           20

Reduction or Elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

•      The size, type and nature of the group to which a contract is issued;

•      Amount of contributions to the contract;

•      The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•      The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

•      The number of eligible participants and the program’s participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase, decrease or be eliminated from year to year as the characteristics of the group change.

We will not unfairly discriminate against any group if we increase, reduce or eliminate the maintenance fee. We will make any increase, reduction or elimination according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time. Any increase will not result in an annual maintenance fee in excess of the maximum amount shown above and in the “FEE TABLE.”

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts during the accumulation phase for Texas K-12 contracts and 1.50% annually for all other contracts. 1.25% annually of your account value invested in the subaccounts during the income phase. See “Income Phase ‒ Charges Deducted.” We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts, namely:

•      Mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits (including any guaranteed death benefits) and other payments we make to owners or beneficiaries of the accounts; and

•      Expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum amount when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

•      The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•      The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

•      The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

•      The frequency, consistency and method of submitting payments and loan repayments;

•      The method and extent of onsite services we provide and the contract holder’s involvement in service such as enrollment and ongoing participant services;

PRO.01107-19                                                                           21

•      The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

•      The projected frequency of distributions;

•      The type and level of other factors that affect the overall administrative expense including expenses related to the contract or the plan, or the Company’s reimbursement of any portion of the costs of the plan’s third party administrator, if applicable;

•      Whether or not a transfer credit was selected by the plan sponsor; and

•      Whether or not the contract includes a guaranteed death benefit.

We will determine any reduction of the mortality and expense risk charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee annually. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this charge from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This charge helps defray our cost of providing administrative services under the contracts and in relation to the separate account and subaccounts.

Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased annually.

Fund Fees and Expenses

As shown in the fund prospectuses and described in “Fee Table – Fund Fees and Expenses” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

PRO.01107-19                                                                           22

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, 12b-1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

PRO.01107-19                                                                           23

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2018, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

•      American Funds®;

•      Fidelity® Variable Insurance Products Funds;

•      OppenheimerFunds®;

•      Wanger Advisors Trust Funds;

•      Wells Fargo Funds;

•      Franklin Templeton Investment Funds;

•      Amana Mutual Funds;

•      PIMCO Variable Insurance Trust;

•      Lord Abbett Series Funds;

•      BlackRock Funds;

•      Invesco V.I. Funds;

•      Pax World Funds;

•      American Century Investment® Funds;

•      AMG Funds;

•      Calvert Funds;

•      MetWest Funds;

•      Pioneer Variable Contracts Trust Funds;

•      Columbia Funds;

•      Oppenheimer Variable Account Funds:

•      Ivy Funds;

•      Loomis Sales® Funds;

•      Delaware Funds®;

•      USAA® Mutual Funds;

•      Artisan Partners Funds;

•      Ariel Investment Trust Funds;

•      The Alger Funds;

•      Cohen & Steers Funds;

•      Invesco Funds;

•      TCW Galileo Funds;

•      Ave Maria Mutual Funds;

•      The Hartford Mutual Funds;

•      Allianz Funds;

•      Lazard Asset Management Funds;

•      Neuberger Berman Equity Funds;

•      Janus Henderson Funds; and.

•      LKCM Funds.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2018, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds may be affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

PRO.01107-19                                                                           24

Charges for Advisory Services

We reserve the right to deduct from a participant’s account, upon authorization from the participant, any advisory and other fees due under an independent advisory services agreement between the participant and an investment advisor. Advisory fees will be deducted on a proportional basis from the subaccounts that invest in the funds used in the allocation model selected by the participant under the advisory services agreement, and any set-up fees may be deducted on a proportional basis from all of the funds in which the participant is invested.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL Tax Considerations.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

•      Account dollars directed to the fixed interest options, including interest earnings to date; less

•      Any deductions from the fixed interest options (e.g., withdrawals, fees); and plus

•      The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value. The value of each accumulation unit in a subaccount is called the accumulation unit value (“AUV”). The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

PRO.01107-19                                                                           25

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•      The net assets of the fund held by the subaccount as of the current valuation; minus

•      The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•      Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•      The total value of the subaccount’s units at the preceding valuation; and minus

•      A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUVs are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

Step 1: An investor contributes $5,000.

Step 2:

•      He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV); and

•      He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

$5,000 contribution
Step 1 ¯
Voya Retirement Insurance and Annuity Company
Step 2 ¯
Variable Annuity Account C
	Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
Step 3: The separate account then purchases shares of the applicable funds at the then current market value (net asset value or NAV).	¯ Step 3 ¯
	Fund A	Fund B

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “CONTRACT PURCHASE AND PARTICIPATION.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed as of the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day. Subsequent purchase payments and transfers received in good order after the close of the NYSE will purchase accumulation units at the AUV computed as of the close of the NYSE on the next business day.

PRO.01107-19                                                                           26

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and, under some contracts, the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in APPENDIX I, APPENDIX II, APPENDIX III and APPENDIX IV. Transfers may be requested by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order or if you are participating in the asset rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•      We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participant’s in such products; and

•      Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the Voya family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

PRO.01107-19                                                                           27

We currently define “Excessive Trading” as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

PRO.01107-19                                                                           28

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Asset Rebalancing Program. Our asset rebalancing program may be available in connection with certain contracts. Asset rebalancing allows you to reallocate your account value in the investments and percentages you identify. Account values invested in certain investment options may not be available for rebalancing under this program. We automatically reallocate your account value annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available for your contract, you may elect the asset rebalancing program by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time. The Company may change or discontinue the asset rebalancing program at any time.

Asset rebalancing is not available if you elect to participate in the dollar cost averaging program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Transfers Between Individual Accounts. We may establish one or more accounts for you. As permitted by your plan and if allowed under the contract, you may transfer assets from one account to another. Any such transfer will be subject to the restrictions, conditions and limits established by your plan or set forth in the contract.

PRO.01107-19                                                                           29

WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see “Withdrawal Restrictions” in this section), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal.

The contract holder, or you if permitted by the plan, must select the withdrawal amount:

•      Select the Withdrawal Amount:

>   Full Withdrawal: You will receive, reduced by any required tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, maintenance fee, and redemption fees, plus the amount available for withdrawal from the Fixed Plus Account and/or the Fixed Plus Account II A; or

>   Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees, and by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amounts available from the Fixed Plus Account and Fixed Plus Account II A may be limited.

•      Select Investment Options. Subject to any applicable withdrawal order requirements for contracts that have Fixed Plus Account II A as an investment option, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value unless otherwise specified by you; and

•      Properly complete a disbursement form and submit it to the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.”

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

•      Early Withdrawal Charge. See “Fees – Early Withdrawal Charge.”

•      Maintenance Fee. See “Fees  – Annual Maintenance Fee.”

•      Market Value Adjustment. See “Appendix I.”

•      Fund Redemption Fees. See “Fees – Fund Redemption Fees.”

•      Tax Penalty. See “FEDERAL Tax Considerations.”

•      Tax Withholding. See “FEDERAL Tax Considerations.”

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number referenced under “Contract Overview ‒Questions:  Contacting the Company.”

For a description of limitations on withdrawals from the Fixed Plus Account and Fixed Plus Account II A, please see the appendices.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

•      As of the next valuation after we receive a request for withdrawal in good order at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company”; or

•      On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in good order.

PRO.01107-19                                                                           30

Reinstatement Privilege. Some contracts allow the one-time use of a reinstatement privilege. Within 30 calendar days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. Provided all options are available, we will reinstate in the same investment options and proportions in place at the time of withdrawal. If Fixed Plus Account II A is available under the contract, any amounts withdrawn from the Fixed Account will be reinvested in Fixed Plus Account II A. If any other investment option is closed or otherwise no longer available, amounts to be allocated to any such option will be reinvested in a replacement option as directed by your plan sponsor. If your plan sponsor has not designated a replacement option, unless we receive alternative allocation instructions, amounts that would have been reinvested in the investment option that is closed or unavailable may be automatically allocated among the other available investment options according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available investment options, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Special rules apply to reinstatements of amounts withdrawn from the GAA. See “APPENDIX I.” Seek competent advice regarding the tax consequences associated with reinstatement.

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below:

•      Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:

>   Salary reduction contributions made after December 31, 1988; and

>   Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship;

•      Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “FEDERAL Tax Considerations – Distributions – Eligibility – 403(b) and Roth 403(b) Plans”;

•      401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship (only contributions, and not the earnings, may be withdrawn on financial hardship);

•      The contract generally requires that the plan sponsor or its delegate certify that you are eligible for the distribution;

•      If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met;

•      Participants in the Ball State University Alternate Pension Plan – The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may exchange or transfer employer account values as permitted by the plan, the Tax Code and regulations thereunder without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value exchanged or transferred in a calendar year. This waiver does not apply to an exchange or transfer of the full employer account value; and

•      Participants in the Texas Optional Retirement Program – You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General’s interpretation of Texas law.

Other withdrawals may be allowed as provided for under the Tax Code or regulations.

Waivers of Early Withdrawal Charge and Fixed Plus Account II Full and Partial Withdrawal Provisions. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account II full or partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

PRO.01107-19                                                                           31

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options, the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, please write or call the Service Center at the address or telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Systematic distribution options currently available under the contract include the following:

•      Systematic Withdrawal Option (“SWO”). SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan); and

Features of a Systematic Distributions Option

If available under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

•      Estate Conservation Option (“ECO”)/Recurring RMD Payment (“RRP”). This option also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under this option, the Company calculates the minimum distribution amount required by law (generally at age 70½ or retirement, if later) and pays you that amount once a year. For certain contracts issued in the State of New York, no market value adjustment is imposed on ECO/RRP withdrawals from the Guaranteed Accumulation Account.

Other Systematic Distribution Options. Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company.

Availability of Systematic Distribution Options. If not required under the plan, the Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, may elect a systematic distribution option. The plan sponsor or its delegate generally must provide the Company with certification that you are eligible for a distribution and that the distribution is in accordance with the terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers) you may revoke it at any time through a written request to the address referenced under “Contract Overview – Questions:  Contacting the Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “FEDERAL Tax Considerations.”

PRO.01107-19                                                                           32

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Loans are not available from Roth 401(k) or Roth 403(b) contracts or accounts. Under some contracts, however, participant Roth 401(k) or Roth 403(b) accounts may be included in the amount available for loan. Some plans restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code, ERISA (if applicable), your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Unless specifically permitted by the terms of your plan and supported by your plan’s administrator and record keeper, a loan is not available from your Roth 457(b) account. Absent such an exception, although your Roth 457(b) account may be included in the calculation of the amount available for loan (“lienable”), the amount of your Roth 457(b) account may not be part of a loan (“loanable”). Accordingly, the amount available for a full or partial withdrawal from a participant Roth account will not be reduced by any outstanding loan balance. Further, in the event of a loan default, no amount of the outstanding loan balance will be deducted from your Roth account.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.” Read the terms of the loan agreement before submitting any request.

Charges Associated with Loans. If you are eligible and take a loan from your account value, you may be subject to one of the following two charges associated with loans:

•      Loan Interest. Interest will be charged and credited on loan amounts. The difference between the rate charged and the rate credited on loans under your contract is called the loan interest rate spread. The loan interest rate spread for most contracts is currently 2.5%. For example, if the current interest rate charged on a loan is 6.0% and the loan interest rate spread is 2.5%, the amount of interest credited is 3.5%. The loan interest rate spread is retained by the Company. We reserve the right to apply a loan interest rate spread of between 0.0% and 3.0%; or

•      Loan Initiation Fee. Loans under certain contracts that have a 0.0% loan interest rate spread may be subject to a loan initiation fee instead. This fee will not exceed $100 per loan. The loan initiation fee will be deducted from the vested individual account value during the first month of the loan period. We reserve the right to change the fees charged for loan initiation, but not to exceed $100 per loan.

For information about whether the loan interest rate spread or the loan initiation fee is applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary):

•      Under contracts issued in connection with most types of plans except most voluntary 403(b) and Roth 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary); and

•      Under most group contracts issued in connection with voluntary 403(b) and Roth 403(b) plans and under individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “Income Phase.”

PRO.01107-19                                                                           33

During the Accumulation Phase

Payment Process. To request payment of the death benefit following your death:

•      The contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order;

•      The payment request should include selection of a benefit payment option; and

•      Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company,” we will mail payment, unless otherwise requested.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

•      Lump-sum payment;

•      Payment under an available income phase payment option (see “Income Phase – Income Phase Payment Options”); and

•      Payment under an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

•      Leaving the account value invested in the contract; and

•      Under some contracts, leaving your account value on deposit in the Company’s general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See “Income Phase – Income Phase Payment Options.”

Payment of Death Benefit or Proceeds. Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Death Benefit Options. The various death benefit options that may be made available by the Company under the contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

PRO.01107-19                                                                           34

Account Value Death Benefit. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. For some contracts issued in New York, payments due to your death will include the market value adjustment only if it is positive regardless of whether the death benefit is paid within six months following death. We describe the market value adjustment in APPENDIX I and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

Return of Purchase Payment Death Benefit. Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

•      Your account value on the day that notice of death and request for payment are received in good order at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

•      The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase payment option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order. See the contract and/or certificate/enrollment materials for treatment of amounts held in the Guaranteed Accumulation Account.

Adjusted Purchase Payment Guaranteed Death Benefit. Under another form of guaranteed death benefit that may be available under certain contracts, the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The charge for this guaranteed death benefit (if any) is included within the mortality and expense risk charge applicable under your contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group contract. See “Fees – Mortality and Expense Risk Charge.”

Calculating the Value of the Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation date (the date of the next close of the NYSE) following our receipt of proof of death and a payment request in good order at the address referenced under “Contract Overview – Questions:  Contacting the Company,” where:

(a) is the adjusted purchase payment total, which is the sum of all net purchase payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments,” below); and

(b) is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable. See “Appendix I” and the Guaranteed Accumulation Account prospectus for further information regarding the Market Value Adjustment.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address referenced under “Contract Overview – Questions:  Contacting the Company.”

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the valuation date following the date we deposit the difference into your account.

PRO.01107-19                                                                           35

If the amount of the death benefit in (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address referenced under “Contract Overview – Questions:  Contacting the Company.”

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next valuation following our receipt of the distribution request in good order at the address referenced under “Contract Overview – Questions:  Contacting the Company.”  The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted purchase payment total above is initially equal to the first purchase payment. The adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and

B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

INCOME PHASE

During the income phase, you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

•      Start date;

•      Income phase payment option (see the income phase payment options table in this section);

•      Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•      Choice of fixed or variable payments;

•      Selection of an assumed net investment rate (only if variable payments are elected); and

•      Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

We may have used the following terms in prior prospectuses:

•      Annuity Phase-Income Phase;

•      Annuity Option-Income Phase Payment Option;

•      Annuity Payment-Income Phase Payment; and

•      Annuitization-Initiating Income Phase Payments.

Also, income phase payments are sometimes referred to as “annuity payments.”

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

PRO.01107-19                                                                           36

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed payments. As a general rule, more frequent income phase payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The subaccounts available for investment during the income phase may be different than those available for investment during the accumulation phase. For information about the subaccounts available during the income phase, please contact Customer Service. The contracts may restrict how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account and the Fixed Plus Account II A may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See “Contract Overview – Questions:  Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payment options and is applicable to all variable income phase payment options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of up to 0.25% annually from amounts held in the subaccounts.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.”

PRO.01107-19                                                                           37

Payment of Death Benefit or Proceeds. Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account (described in “The Retained Asset Account”) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “FEDERAL Tax Considerations.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the tables:

•      Annuitant: The person(s) on whose life expectancy the income phase payments are calculated; and

•      Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments:  For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date. Death Benefit-None:  All payments end upon the annuitant’s death.

Life Income ‒ Guaranteed Payments*

Length of Payments:  For as long as the annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.

Death Benefit-Payment to the Beneficiary:  If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income ‒ Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Continuing Payments:

•      When you select this option, you choose for 100%, 66⅔% or 50% of the payment to continue to the surviving annuitant after the first death; or

•      100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit-None: All payments end after the death of both annuitants.

Life Income ‒ Two Lives ‒ Guaranteed Payments*

Length of Payments:  For as long as either annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit ‒ Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

PRO.01107-19                                                                           38

*   Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.

Life Income ‒ Cash Refund Option (limited availability fixed payment only)

Length of Payments:  For as long as the annuitant lives.

Continuing Payment:  100% of the payment to continue after the first death.

Death Benefit-Payment to the Beneficiary:  When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options*
Nonlifetime - Guaranteed Payments**

Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the Fixed Plus Account and the Fixed Plus Account II A during the accumulation phase, the payment must be on a fixed basis and must be for at least five years. In certain cases, a lump-sum payment may be requested at any time (see below).

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and if election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “Fees – Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate for variable payments).

FEDERAL TAX CONSIDERATIONS

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•      Your tax position (or the tax position of the beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contract;

•      Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

•      This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

In this Section:

•      Introduction;

•      Taxation of Qualified Contracts;

•      Possible Changes in Taxation; and

•      Taxation of the Company.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended (the “Tax Code”) that apply to your tax concerns.

•      We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

•      No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

PRO.01107-19                                                                           39

*   Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.

** For contracts issued to the University of Illinois, the nonlifetime option is available only with fixed income phase payments.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (qualified contracts). Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a), 401(k), 403(a), 403(b), or 457 of the Tax Code. Qualified contracts may also be offered in connection with qualified governmental excess benefit plans under Tax Code Section 415(m), deferred compensation plans under Tax Code Section 457(f), and bona fide severance pay plans under Tax Code Section 457(e). Employers or individuals intending to use the contract with such plans should seek legal and tax advice.

Roth Accounts. Tax Code Section 402A allows employees of certain private employers offering 401(k) plans, employees of public schools and certain Tax Code Section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•      401(a), 401(k), Roth 401(k) and 403(a) Plans. Sections 401(a), 401(k) and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k) account which provides for tax-free distributions, subject to certain restrictions;

•      403(b) and Roth 403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. The Tax Code also allows employees of 501(c)(3) organizations and public schools to contribute after-tax salary contributions to a  Roth 403(b) account, which provides for tax-free distributions, subject to certain restrictions; and

•      457 and Roth 457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account. The Tax Code also allows employees of governmental 457(b) Plan employers to contribute after-tax salary contributions to a Roth 457(b) account, which provides for tax-free distributions, subject to certain restrictions.

The Company may offer or have offered the contract for use with certain other types of qualified plans. Please see your contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

PRO.01107-19                                                                           40

Special Considerations for Section 403(b) Plans. In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in “INVESTMENT OPTIONS – Risks of Investing in the Funds – Public Funds”. In order to qualify for favorable tax treatment under Tax Code Section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code Section 403(b), notwithstanding that contract purchase payments are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid by the contract holder’s employer into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

Revenue Procedure 99-44 was issued before 403(b) plans could offer a Roth contribution feature. However, we believe that this analysis should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code Section 403(b). You should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers and 457(f) plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. In addition, benefits under a 457(f) plan are generally taxable to an employee in the first year in which there is no “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that the individual’s right to receive deferred compensation is dependent upon the performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, sponsoring employers, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

PRO.01107-19                                                                           41

Contract holders, sponsoring employers, participants, annuitants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

401(a), 401(k), Roth 401(k), 403(a), 403(b) and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $56,000 (as indexed for 2019). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b) or Roth 403(b) plan to generally no more than $19,000 (as indexed for 2019). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $19,000 (as indexed for 2019). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), Roth 401(k), 403(b), Roth 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), or a 457(b) or Roth 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:

•      $6,000; or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

PRO.01107-19                                                                           42

Special 457 Catch-ups. Special catch-up provisions may be available for 457(b) Plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the Age 50 Catch-ups. Specifically, a participant may elect to defer the lesser of:  (a) twice the deferral limit ($38,000); or (b) basic annual limit plus the amount of the basic annual limit not used in prior taxable years (disregarding any deferrals under the Age 50 Catch-up). If a participant is eligible for the Special 457 Catch-up and the Age 50 Catch-up, the participant can make deferrals up to the greater catch-up limit, but may not make deferrals in excess of the greater catch-up limit. For advice with respect to these catch-up provisions, please consult your own tax and/or legal adviser.

457(f) Plans and Non-Section 457 Deferred Compensation Plans. 457(f) plans and Non-Section 457 plans have no contribution limits, unless the plan document imposes a limit.

Distributions – General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, and death benefit proceeds. The taxable portion of all distributions will be reported to the IRS.

401(a), 401(k), 403(a), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that a distribution of a pre-tax account is reported as a taxable distribution, even if you roll over the distribution within 60 days.

A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of ten years or more;

•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal; or

•      Otherwise not recognized under applicable regulations as eligible for rollover.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), 403(a) or 403(b) plan (collectively, qualified plans), or amounts from a governmental 457(b) plan that are attributable to amounts transferred from a qualified plan.

Exceptions to the 10% additional tax may apply if:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The distribution is a qualified reservist distribution as defined under the Tax Code;

•      The distribution is eligible for penalty relief extended to victims of certain natural disasters; or

•      You have unreimbursed medical expenses that are more than 7.5% of your adjusted gross income.

PRO.01107-19                                                                           43

Additional exceptions may apply to distributions from a qualified plans if:

•      You have separated from service with the plan sponsor at or after age 55;

•      You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions – Roth 401(k), Roth 403(b) and Roth 457(b). A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b) and Roth 457(b) account and earnings credited on those purchase payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k), Roth 403(b) and Roth 457(b) account is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

>   The first taxable year you, as applicable, made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>   If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>   The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary or estate, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

Non-Governmental 457(b) Plans. Compensation deferred under a 457(b) plan of a non-governmental employer is generally includible in income in the first year in which it is paid or otherwise made available to you or your designated beneficiary.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code Section 457(f), or required to be includible under Tax Code Section 409A. If the requirements of Tax Code Section 409A are not met, affected participants covered by the plan will be subject to:

•      Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture);

•      Interest at the underpayment rate plus one percent on the underpayments; and

•      An additional penalty tax equal to 20% of the amount included in income.

Non-Section 457 Deferred Compensation Plans. We define a non-Section 457 deferred compensation plan to be either a deferred plan of a tax-exempt employer that is “grandfathered” and not subject to Section 457 rules, or a deferred compensation plan of a for-profit employer that is not subject to Section 457 rules. Compensation deferred under non-Section 457 deferred compensation plan is generally includible in income in the first year in which it is:

•      Paid or otherwise made available to you or your designated beneficiary; or

•      Required to be includible under Tax Code Section 409A.

If the requirements of Tax Code Section 409A are not met, affected participants covered by the plan will be subject to:

•      Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture),

•      Interest at the underpayment rate plus one percent on the underpayments, and

•      An additional penalty tax equal to 20% of the amount included in income.

PRO.01107-19                                                                           44

Distributions – Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may generally only occur upon:

•      Retirement;

•      Death;

•      Disability;

•      Severance from employment;

•      Attainment of normal retirement age;

•      Attainment of age 62; or

•      Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may generally only occur upon:

•      Retirement;

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship (for 2018 and earlier, contributions only, not earnings); or

•      Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code Section 403(b)(11) may generally only occur upon:

•      Retirement;

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship (contributions only, not earnings);

•      Termination of the plan; or

•      Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Section 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Before we process a withdrawal request we generally are required to confirm with your 403(b) plan sponsor or otherwise that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

457(b) and Roth 457(b) Plans. Under 457(b) and Roth 457(b) plans, distributions may generally not be made available to you earlier than:

•      The calendar year you attain age 70½;

•      When you experience a severance from employment; or

•      When you experience an unforeseeable emergency.

PRO.01107-19                                                                           45

A one-time in-service distribution may also be permitted under a Section 457(b) plan sponsored by a tax exempt entity if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

457(f) Plans. Some Tax Code Section 457(f) plans must meet the requirements of Tax Code Section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment, and a prohibition on against accelerating payments from such plans. Tax Code Section 409A also allows distributions only upon the occurrence of the following specified events:

•      Separation from service;

•      Disability;

•      Death;

•      Payment at a specified time (or under a fixed schedule) determined at the date that the deferral is made;

•      Change in control or ownership of the sponsoring employer; or

•      Unforeseeable emergency.

For more information, please consult your own tax and/or legal adviser.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      The start date for distributions;

•      The time period in which all amounts in your contract(s) must be distributed; and

•      Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•      Under 401(a) or 401(k) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

•      Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•      Over your life or the joint lives of you and your designated beneficiary; or

•      Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer, and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If annuity payments have begun under an annuity option that satisfies the Tax Code section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

PRO.01107-19                                                                           46

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Very generally, for benefits not being paid as an annuity, this means calculating the minimum distribution using the longer of the beneficiary’s remaining life expectancy determined in the year following the year of the owner’s death reduced by one for each subsequent year or owner’s remaining life expectancy at death, reduced by one for each subsequent year. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance generally must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2019, your entire balance must be distributed to the designated beneficiary by December 31, 2024. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If your death occurs before the date you begin receiving required minimum distributions under the contract and the designated beneficiary is your spouse, distributions must generally begin on or before the later of the following:

•      December 31 of the calendar year following the calendar year of your death; or

•      December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If your death occurs before the date you begin receiving required minimum distributions under the contract and there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans of Governmental Employers. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers and 457(f) Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Death benefit proceeds are not subject to income tax withholding.

Non-Resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

PRO.01107-19                                                                           47

In-Plan Roth Rollovers

Tax Code Section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) – and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account (a Roth 401(k), Roth 403(b) or Roth 457(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions – Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Your beneficial interest in the contract may not be assigned or transferred to persons other than:

•      A plan participant as a means to provide benefit payments;

•      An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•      The Company as collateral for a loan; or

•      The enforcement of a federal income tax lien or levy.

PRO.01107-19                                                                           48

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the separate account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against a separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including separate account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the separate account because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include Company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

PRO.01107-19                                                                           49

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets range from 0% to 7%. The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 3.5% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-based commission ranging up to 0.50%.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain purchase payments received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total purchase payments. In certain situations, we may reduce the compensation we pay if we have agreed with a plan sponsor to reimburse expenses related to the services of the plan’s third party administrator. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may be limited to contracts offered to certain plans, may not be offered to all distributors, and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

PRO.01107-19                                                                           50

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•      Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•      Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•      Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

•      Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2018, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

•      Voya Financial Advisors, Inc.;

•      Lincoln Investment Planning, Inc.;

•      LPL Financial Corporation;

•      Regulus Advisors, LLC;

•      Morgan Stanley Smith Barney LLC;

•      Kestra Investment Services, LLC;

•      Woodbury Financial Services, Inc.;

•      Cetera Investment Services LLC;

•      American Portfolios Financial Services, Inc.;

•      PlanMember Securities Corporation;

•      NYLIFE Securities LLC;

•      Securities America, Inc.;

•      Lincoln Financial Advisors Corporation;

•      Royal Alliance Associates, Inc.;

•      Ameriprise Financial Services, Inc.;

•      GWN Securities Inc.;

•      SagePoint Financial, Inc.;

•      Northwestern Mutual Investment Services, Inc.;

•      First Allied Securities, Inc.;

•      Lockton Financial Advisors, LLC;

•      Cadaret, Grant & Co., Inc.;

•      MMA Securities LLC;

•      Ameritas Investment Corp.;

•      IMA Wealth, Inc.; and

•      ProEquities, Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

PRO.01107-19                                                                           51

The Agreement between the Oregon Education Association (the “OEA”) and the Company

The Company and the OEA have entered into an agreement in which the OEA agrees to endorse, and facilitate OEA members’ access to, the Company’s variable annuity (the “Agreement”).

Pursuant to the Agreement, the Company agrees:

•      To reimburse the OEA up to $4,000 per year for the expenses of an outside consultant hired by the OEA to review and monitor the competitiveness and performance of the Company’s variable annuity;

•      To develop and provide custom marketing materials and seminars, in addition to the normal and customary expenditures associated with the distribution and marketing of its products and services, to support OEA member education;

•      To develop a statewide program to educate the OEA’s membership about the Oregon PERS program by utilizing its established network of representatives across the State. While one goal of the registered representative’s efforts to educate the OEA’s membership about the Oregon PERS program is financial education, it is expected that the efforts of these representatives would result, indirectly, in additional enrollment in the Company’s variable annuity; and

•      To pay for the costs of meeting rooms and appropriate refreshments for financial seminars and other presentations that the Company conducts.

The Company may also from time to time contribute to the costs incurred by the OEA in sponsoring certain union and OEA Board member functions that Company personnel are permitted to attend, although the Agreement between the OEA and the Company does not obligate the Company to make any such payments. The Company’s payments for such functions have typically not exceeded $20,000 in recent years.

Third Party Compensation Arrangements. Please be aware that:

•      The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•      The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•      At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

The OMNI Financial Group, Inc. (OMNI) is a third party administrator which has established a Preferred Provider Program (“P3”) and has recommended the Company for inclusion in the P3 program based upon the Company meeting or exceeding the established P3 qualifications and standards. For plans that utilize OMNI services and have enrolled in the P3 program, the Company pays OMNI $36 per year for each actively contributing participant to cover a share of the plan administration fees payable to OMNI.

OTHER TOPICS

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

PRO.01107-19                                                                           52

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company” or by calling 1-800-584-6001.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

PRO.01107-19                                                                           53

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

Contract Modification

We may change the contract as required by federal or state law. In addition, unless we are otherwise restricted under the terms of the contract, we may generally, upon 30 days’ written notice to the contract holder, (some contracts may require a longer notice period), make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the Roth 401(k), Roth 403(b) or Roth 457(b) accounts) as a designated Roth 403(b), Roth 401(k) or Roth 457(b) annuity contract (or account) under the Tax Code, regulations, IRS rulings and requirements.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC’s ability to distribute the contract or upon the separate account.

•      Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•      Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

PRO.01107-19                                                                           54

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•      On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;

•      When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; and

•      During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts, and $1,999 for some contracts issued in New York), if this value is not due to negative investment performance, and if no purchase payments have been received within the previous 12 months (36 months under some contracts issued in New York). Certain contracts issued in New York also require that the calculation for a paid up annuity benefit amount to a payment of less than $20 per month. In addition, for some contracts issued in New York, we may terminate an individual account solely if the paid up annuity benefit is less than $20 monthly. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

PRO.01107-19                                                                           55

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

• General Information and History	2
• Variable Annuity Account C	2
• Offering and Purchase of Contracts	2
• Income Phase Payments	3
• Performance Reporting	4
• Sales Material and Advertising	4
• Experts	5
• Financial Statements of the Separate Account	1
• Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number referenced under “Contract Overview ‒ Questions:  Contacting the Company.”

PRO.01107-19                                                                           56

APPENDIX I GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts allocated to the Guaranteed Accumulation Account will be deposited in a nonunitized separate account established by the Company. This appendix is only a summary of certain facts about the Guaranteed Accumulation Account and does not include elements of the Guaranteed Accumulation Account that do not apply to the contracts offered through this prospectus. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the address or telephone number referenced under “Contract Overview – Questions:  Contacting the Company.” The Guaranteed Accumulation Account may not be available in all contracts or states, and if permitted under the contract we may close or restrict the Guaranteed Accumulation Account to current or future investment.

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

•      The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

•      The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond with, interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

•      Market Value Adjustment (“MVA”) as described in this appendix and in the Guaranteed Accumulation Account prospectus;

•      Tax Penalties and/or Tax withholding – See “FEDERAL Tax Considerations”;

•      Early Withdrawal Charge – See “Fees”; and/or

•      Maintenance Fee – See “Fees.”

PRO.01107-19                                                                           57

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment. If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. Generally:

•      If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account; or

•      If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

See your Guaranteed Accumulation Account prospectus for further details.

Under some contracts issued in New York, if you have elected ECO/RRP as described in “Systematic Distribution Options,” no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your sales representative or us at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company” to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

•      Short-term – three years or less; and

•      Long-term – ten years or less, but greater than three years.

At the end of a guaranteed term, the contract holder, or you if permitted, may:

•      Transfer dollars to a new guaranteed term, if available;

•      Transfer dollars to other available investment options; or

•      Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

PRO.01107-19                                                                           58

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal and any taxes that were withheld may also not be refunded, unless required by law.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC website at www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The number assigned to the registration statement for this offering is 333-210551.

PRO.01107-19                                                                           59

APPENDIX II FIXED ACCOUNT

The Fixed Account is an investment option that may be available during the accumulation phase under some contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. Under some contracts, this option is available to installment purchase plans only. This option is not available in the State of New York under some contracts.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate applicable to your account as specified in the contract. The guaranteed minimum interest rate may vary by participant based on the date the participant established an account under the contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to six months or as provided by applicable federal or state law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

•      The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and

•      The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees – Early Withdrawal Charge.”

PRO.01107-19                                                                           60

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either: (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order. The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available to new investments under the contract) or the Fixed Plus Account II A.

By notifying us at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company” at least 30 days before income phase payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

Contract Loans. If available under your plan, contract loans may be made from account values held in the Fixed Account.

PRO.01107-19                                                                           61

APPENDIX III FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option that may be available during the accumulation phase under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. This option is not available in the State of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the 10th year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each 12 month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address referenced under “Contract Overview – Questions:  Contacting the Company” or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

PRO.01107-19                                                                           62

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder and the following requirements are satisfied:

•      The hardship is certified (required under most contracts);

•      The partial withdrawal is taken proportionally from each investment option in which your account invests;

•      The amount is paid directly to you; and

•      The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to severance from employment and the following conditions are met:

•      The employer certifies you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);

•      The amount withdrawn is paid directly to you; and

•      The amount paid for all partial and full withdrawals due to severance from employment during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Under some contracts, the percentage limit may be waived for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract and/or certificate/enrollment materials.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:

•      One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);

•      One-fourth of the remaining Fixed Plus Account value 12 months later;

•      One-third of the remaining Fixed Plus Account value 12 months later;

•      One-half of the remaining Fixed Plus Account value 12 months later; and

•      The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once a request is received for a full withdrawal, no further withdrawals, loans, or transfers will be permitted from the Fixed Plus Account. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account.

PRO.01107-19                                                                           63

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

•      To the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);

•      Your death during the accumulation phase (some contracts require that we be notified of your death, or that the withdrawal be taken within six months of the death); and/or

•      When the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (36 months for some contracts issued in the State of New York or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

•      Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:

>   The hardship is certified by the employer;

>   The amount is paid directly to you; and

>   The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period (not applicable to certain contracts issued in New York);

•      For any in-service distributions permitted by the plan and the following conditions are met:

>   The distribution has been certified by the employer;

>   The amount distributed is paid directly to you; and

>   The amount paid for all such withdrawals during the previous 12 months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period. (Not applicable to certain contracts issued in New York);

•      Due to your separation from service with the employer, provided that all the following apply:*

>   The employer certifies that you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);

>   The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and

>   Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period;

•      If you are at least age 59½ and, if applicable, have completed nine payment periods;

•      If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts); or

•      For certain contracts issued in the State of New York, due to your disability as described in the Tax Code if all of the following conditions are met:

>   The disability is certified by the employer or otherwise documented in a form acceptable to us; and

>   The amount is paid directly to you.

PRO.01107-19                                                                           64

*   Instead of the provisions under the 3rd bullet above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:

•     The employer certifies that you have separated from service;

•     We receive the withdrawal request within 60 days of the date of separation; and

•     You pay a 3% charge based on the entire Fixed Plus Account value.

    If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract and/or certificate/enrollment materials.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order, or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See “Contract Purchase and Participation – Transfer Credits.” The transfer credit is a specified percentage of the assets or other specified amount that is transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company. We apply the transfer credit to the current value held in the Fixed Plus Account.

PRO.01107-19                                                                           65

APPENDIX IV FIXED PLUS ACCOUNT II A

The Fixed Plus Account II A is an investment option that may be available during the accumulation phase, if selected by the contract holder. If the Fixed Plus Account II A is available to you, the Fixed Account and Fixed Plus Account investment options (hereinafter referred to as “closed fixed accounts”) are closed to new contributions, allocations and transfers, and all contributions, allocations and transfers directed to any of these closed fixed account investment options will automatically be contributed, allocated or transferred to the Fixed Plus Account II A. This option may not be available in all states, through certain contracts, or in certain plans.

Amounts allocated to the Fixed Plus Account II A are held in the Company’s general account which supports our insurance and annuity obligations.

Additional information about this option may be found in an endorsement to the contract.

General Disclosure. Interests in the Fixed Plus Account II A have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II A may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Plus Account II A has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investments in or transfers to the Fixed Plus Account II A. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II A transfer or withdrawal in the prior 12-month period. Under certain emergency conditions and subject to conditions under state and/or federal law, if applicable, we may defer payment of a withdrawal from the Fixed Plus Account II A for a period of up to six months.

Interest Rates. The Fixed Plus Account II A guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II A will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II A will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit, if applicable, has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II A value as a partial withdrawal in each rolling 12-month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option. We reserve the right to impose new or different restrictions and limits applicable to partial withdrawals.

PRO.01107-19                                                                           66

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (contracts with the Fixed Plus Account II A option require that the income phase payment option be a lifetime annuity option or a nonlifetime option on a fixed basis). We also waive the 20% limit for withdrawals due to your death. The waiver upon death may only be exercised once and must occur within six months after your date of death.

For certain plans and subject to certain conditions we may allow other waivers of the 20% limit on partial withdrawals including, but not limited to, partial withdrawals:

•      Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>   Separation from service is documented in a form acceptable to us;

>   The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>   The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•      As defined in the Tax Code and subject to certain conditions and limits, due to your:

>   Financial hardship;

>   Unforeseeable emergency;

>   In-service distribution permitted by the plan;

>   Disability certified by your employer, if applicable, and paid directly to you;

•      Due to a loan taken in accordance with the terms of the plan; and

•      When the amount in the Fixed Plus Account II A is less than or equal to $2,000.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement. Additionally, we may allow other waivers of the 20% limit or any other restriction or limit on partial withdrawals in certain circumstances on a basis that is not unfairly discriminatory.

Unless we agree otherwise, any request for a partial withdrawal that will be taken from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted, then from the Fixed Plus Account II A.

Requests for Full Withdrawals. If the contract holder or you, as applicable, as allowed by the plan and permitted under the contract, request a full withdrawal of your account value or, the value of all individual accounts, we will pay any amounts held in the Fixed Plus Account II A with interest, in five annual payments equal to:

•      One-fifth of the individual Fixed Plus Account II A value, or the value of all individual accounts, as applicable, in the Fixed Plus Account II A on the day the request is received, reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

•      One-fourth of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

•      One-third of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you, made during the prior 12 months;

•      One-half of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months; and

•      The balance of the Fixed Plus Account II A value 12 months later.

We reserve the right to impose new or different restrictions and limits applicable to full withdrawals on a basis that is not unfairly discriminatory.

No early withdrawal charge applies to amounts withdrawn from the Fixed Plus Account II A.

PRO.01107-19                                                                           67

The contract holder or you, as applicable, may cancel a full withdrawal request from the Fixed Plus Account II A at any time.

Once a request is received for a full withdrawal, no further withdrawals, loans, or transfers will be permitted from the Fixed Plus Account II A. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account II A installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account II A.

Waiver of Full Withdrawal Provisions. For certain plans and subject to certain conditions we may waive the Fixed Plus Account II A five-installment payout for full withdrawals made due to one or more of the following:

•      Due to your death during the accumulation phase if the amount is paid within six months of your death;

•      Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis;

•      When the Fixed Plus Account II A value is $5,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months. However, we reserve the right to lower the waived amount to as low as $2,000;

•      Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>   Separation from service is documented in a form acceptable to us;

>   The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>   The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•      As defined in the Tax Code and subject to certain conditions and limits, due to your:

>   Financial hardship;

>   Unforeseeable emergency;

>   In-service distribution permitted by the plan; or

>   Disability certified by your employer, if applicable, and paid directly to you; and

•      Due to a loan taken in accordance with the terms of the plan.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement. Additionally, we may allow other waivers of the five installment payout or any other restriction or limit on full withdrawals in certain circumstances.

Unless we agree otherwise, any request for a full withdrawal from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted then from the Fixed Plus Account II A.

Charges. We do not make deductions from amounts in the Fixed Plus Account II A to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers from the Fixed Plus Account II A. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II A in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order. We will reduce amounts allowed for transfer by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II A is $5,000. However, we reserve the right to lower the waived amount to as low as $2,000.

PRO.01107-19                                                                           68

If you transfer 20% of your account value held in the Fixed Plus Account II A in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided that no additional amounts are allocated to the Fixed Plus Account II A during the five year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II A value under any systematic distribution option.

Unless we agree otherwise, any request for a transfer from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted then from the Fixed Plus Account II A.

We reserve the right to impose new or different restrictions and limits applicable to transfers from the Fixed Plus Account II A and to waive any restriction or limit on transfers on a basis that is not unfairly discriminatory.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account II A. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II A values are used for a loan.

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES” and “Interest Rates” above.

Reinstatement. To the extent permitted under the contract, amounts that would have been reinstated to the closed fixed accounts, as applicable, may instead be reinstated to the Fixed Plus Account II A.

PRO.01107-19                                                                           69

APPENDIX V PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT

For Plans Under Section 403(b), 401 or 403(a) of the Tax Code, including Roth 403(b) and Roth 401(k) (Except Most Voluntary Section 403(b) Plans)**

The employer has adopted a plan under Tax Code Sections 403(b), Roth 403(b), 401(a), 401(k), Roth 401(k) or 403(a) (“Plan”) and has purchased an Voya Retirement Insurance and Annuity Company (the “Company”) group variable annuity contract (“contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an employee account, and by the employer to an employer account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the contract holder, as the participant’s agent for the purposes of all transactions under the contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

•      The participant owns the value of his/her employee account subject to the restrictions of Tax Code Sections 403(b), 401(a), 401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Tax Code Section 403(b), 401(a), 401(k) or 403(a), the participant has ownership in the value of his/her employer account.

•      The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the Company.

•      The employer may permit the participant to make investment selections under the employee account and/or the employer account directly with the Company under the terms of the contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the contract.

•      On behalf of the participant, the employer may request a loan in accordance with the terms of the contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.

•      In the event of the participant’s death, the employer is the named beneficiary under the terms of the contract. The participant has the right to name a personal beneficiary as determined under the terms of the Plan and file that beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

PRO.01107-19                                                                           70

*   Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and under individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “FEDERAL Tax Considerations – Distributions – Eligibility – 403(b) and Roth 403(b) Plans.”  See the contract or your certificate (if applicable) to determine who holds rights under the contract.

APPENDIX VI FUND DESCRIPTIONS

Certain funds offered under the contracts have limited availability as follows:

•      American Century Investments® Income & Growth Fund is only available to plans offering the fund prior to May 1, 2002.

•      Institutional Class shares of the ColumbiaSM Acorn® Fund and Columbia Select Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.

•      Columbia Large Cap Value Fund is only available to plans offering the fund prior to January 1, 2011 or that have approved the fund as an investment prior to that date and have invested in the fund by March 31, 2011.

•      Fidelity® VIP Overseas Portfolio is only available to plans offering the fund prior to May 1, 2004.

•      Janus Henderson Balanced Portfolio, Janus Henderson Flexible Bond Portfolio, Janus Henderson Global Research Portfolio, Janus Henderson Research Portfolio, Oppenheimer Global Fund/VA and Oppenheimer Global Strategic Income Fund/VA are only available to a limited number of participants, who did not participate in the fund substitution during April, 2005.

•      Janus Henderson Enterprise Portfolio is closed to new retirement plans. Existing retirement plans and individual investors that purchase through non-retirement plan products can still invest new money into the fund.

•      The following funds are not available to all plans:  AllianzGI NFJ Large-Cap Value Fund, Fidelity® VIP Mid Cap Portfolio, LKCM Aquinas Catholic Equity Fund, The Hartford Capital Appreciation Fund and The Hartford Dividend and Growth Fund. Availability is subject to Company and/or plan sponsor approval.

•      Oppenheimer Developing Markets Fund is only available to plans offering the fund prior to April 12, 2013.

•      VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the fund prior to the close of business on February 7, 2014.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Fund prospectuses may be obtained free of charge at the address and telephone number referenced under “Contract Overview – Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

PRO.01107-19                                                                           71

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
AMG Managers Fairpointe Mid Cap Fund Investment Adviser: AMG Funds LLC Subadviser: Fairpointe Capital LLC	Seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.
Alger Responsible Investing Fund Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
AllianzGI NFJ Large-Cap Value Fund Investment Adviser: Allianz Global Investors Fund Management LLC Subadviser: NFJ Investment Group LLC	Seeks long-term growth of capital and income.
Amana Growth Fund Investment Adviser: Saturna Capital Corporation	Seeks long-term capital growth, consistent with Islamic principles.
Amana Income Fund Investment Adviser: Saturna Capital Corporation	Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.
American Century Investments® Income & Growth Fund Investment Adviser: American Century Investment Management, Inc.	Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.
American Century Investments® Inflation-Adjusted Bond Fund Investment Adviser: American Century Investment Management, Inc.	Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
American Funds® – Capital Income Builder® Investment Adviser: Capital Research and Management CompanySM

Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

American Funds® – EuroPacific Growth Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.

PRO.01107-19                                                                           72

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
American Funds® – Fundamental Investors® Investment Adviser: Capital Research and Management CompanySM	Seeks to achieve long-term growth of capital and income.
American Funds® – New Perspective Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital. Future income is a secondary objective.
American Funds® – SMALLCAP World Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
American Funds® – The Bond Fund of America® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds® – The Growth Fund of America® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide growth of capital.
American Funds® – Washington Mutual Investors FundSM Investment Adviser: Capital Research and Management CompanySM	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Ariel Fund Investment Adviser: Ariel Investments, LLC	Seeks long-term capital appreciation.
Artisan International Fund Investment Adviser: Artisan Partners Limited Partnership	Seeks maximum long-term capital growth.
Ave Maria Rising Dividend Fund Investment Adviser: Schwartz Investment Counsel, Inc.	Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.
BlackRock Health Sciences Opportunities Portfolio Investment Adviser: BlackRock Advisors, LLC	Seeks long-term growth of capital.

PRO.01107-19                                                                           73

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
BlackRock Mid Cap Dividend Fund Investment Adviser: BlackRock Advisors, LLC	Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.
Calvert VP SRI Balanced Portfolio Investment Adviser: Calvert Research and Management	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Cohen & Steers Realty Shares, Inc. Investment Adviser: Cohen & Steers Capital Management, Inc.	The investment objective of the fund is total return through investment in real estate securities.
Columbia Acorn® Fund Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Columbia Large Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Columbia Select Mid Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks long-term capital appreciation.
Delaware Small Cap Value Fund Investment Adviser: Delaware Management Company	Seeks capital appreciation.
Fidelity® VIP ContrafundSM Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

PRO.01107-19                                                                           74

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Growth Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks to achieve capital appreciation.
Fidelity® VIP Mid Cap Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term growth of capital.
Fidelity® VIP Overseas Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc., FMR Investment Management (UK) Limited and other investment advisers	Seeks long-term growth of capital.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Mutual Advisers, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.
Invesco Mid Cap Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Invesco Small Cap Value Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long term growth of capital.
Invesco V.I. American Franchise Fund Investment Adviser: Invesco Advisers, Inc.	Seeks capital growth.
Invesco V.I. Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Ivy Science and Technology Fund Investment Adviser: Ivy Investment Management Company	To seek to provide growth of capital.

PRO.01107-19                                                                           75

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Janus Henderson Balanced Portfolio Investment Adviser: Janus Capital Management LLC	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Enterprise Portfolio Investment Adviser: Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Henderson Flexible Bond Portfolio Investment Adviser: Janus Capital Management LLC	Seeks to obtain maximum total return, consistent with preservation of capital.
Janus Henderson Global Research Portfolio Investment Adviser: Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Henderson Research Portfolio Investment Adviser: Janus Capital Management LLC	Seeks long-term growth of capital.
Lazard International Equity Portfolio Investment Adviser: Lazard Asset Management LLC	Seeks long-term capital appreciation.
LKCM Aquinas Catholic Equity Fund Investment Adviser: Luther King Capital Management Corporation	Seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Loomis Sayles Small Cap Value Fund Investment Adviser: Loomis, Sayles & Company, L.P.	Long-term capital growth from investments in common stocks or other equity securities.
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio Investment Adviser: Lord, Abbett & Co. LLC	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Lord Abbett Short Duration Income Fund Investment Adviser: Lord, Abbett & Co. LLC

Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.

Metropolitan West Total Return Bond Fund Investment Adviser: Metropolitan West Asset Management, LLC	Seeks to maximize long-term total return.

PRO.01107-19                                                                           76

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Neuberger Berman Sustainable Equity Fund Investment Adviser: Neuberger Berman Investment Advisers LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Oppenheimer Developing Markets Fund Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Oppenheimer Global Fund/VA Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Oppenheimer Global Strategic Income Fund/VA Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks total return.
Oppenheimer Main Street Small Cap Fund®/VA Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Pax Balanced Fund Investment Adviser: Impax Asset Management LLC	Seeks income and conservation of principal and secondarily long-term growth of capital.
PIMCO CommodityRealReturn Strategy Fund® Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with prudent investment management.
PIMCO Real Return Portfolio Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Pioneer High Yield VCT Portfolio Investment Adviser: Pioneer Investment Management, Inc.	Maximize total return through a combination of income and capital appreciation. The Portfolio invests in below-investment-grade debt securities and preferred securities.

PRO.01107-19                                                                           77

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
TCW Total Return Bond Fund Investment Adviser: TCW Investment Management Company	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.
Templeton Global Bond Fund Investment Adviser: Franklin Advisers, Inc.	Seeks current income with capital appreciation and growth of income.
The Hartford Capital Appreciation Fund Investment Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company, LLP	Seeks growth of capital.
The Hartford Dividend and Growth Fund Investment Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company, LLP	Seeks a high level of current income consistent with growth of capital.
The Hartford International Opportunities Fund Investment Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company, LLP	Seeks long-term growth of capital.
USAA Precious Metals and Minerals Fund Investment Adviser: USAA Asset Management Company	A non-diversified fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Corporate Leaders® 100 Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the S&P 500® Index.

PRO.01107-19                                                                           78

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Global Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
Voya GNMA Income Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.

Voya Government Money Market Portfolio*

        Investment Adviser:  Voya Investments, LLC

        Subadviser:  Voya Investment Management Co. LLC

* There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.

PRO.01107-19                                                                           79

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Voya Index Solution 2025 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2035 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2045 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

PRO.01107-19                                                                           80

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Solution 2055 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	Seeks maximum total return.
Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.

PRO.01107-19                                                                           81

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Multi-Manager International Small Cap Fund

Investment Adviser:  Voya Investments, LLC

Subadvisers:  Acadian Asset Management LLC, Victory Capital Management Inc., and Wellington Management Company LLP

Seeks maximum long-term capital appreciation.
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.

PRO.01107-19                                                                           82

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution 2025 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2035 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2045 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2055 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

PRO.01107-19                                                                           83

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.
Voya Solution Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Solution Moderately Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.
Voya U.S. Stock Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.

PRO.01107-19                                                                           84

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks high total return consisting of capital appreciation and current income.
VY® Clarion Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return consisting of long-term capital appreciation and current income.
VY® Columbia Small Cap Value II Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.
VY® Invesco Comstock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.

PRO.01107-19                                                                           85

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
VY® Oppenheimer Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® Pioneer High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Amundi Pioneer Asset Management, Inc.	Seeks to maximize total return through income and capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.

PRO.01107-19                                                                           86

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY® Templeton Global Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.
Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wells Fargo Small Company Growth Fund Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Peregrine Capital Management, Inc.	Seeks long-term capital appreciation.
Wells Fargo Special Small Cap Value Fund Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Wells Capital Management Incorporated	Seeks long-term capital appreciation.

PRO.01107-19                                                                           87

APPENDIX VII CONDENSED FINANCIAL INFORMATION

INDEX
Table 1 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.00% Effective April 1, 2005	CFI 1
Table 2 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.00% Effective July 18, 2008	CFI 8
Table 3 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.10%	CFI 17
Table 4 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.15%	CFI 24
Table 5 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.25%	CFI 27
Table 6 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.30%	CFI 34
Table 7 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.35%	CFI 44
Table 8 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.40%	CFI 49
Table 9 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.45%	CFI 59
Table 10 – For Certain Optional Retirement Product Contracts With Total Separate Account Charges of 0.45% Issued Beginning in October, 2012	CFI 65
Table 11 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.50%	CFI 70
Table 12 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.55%	CFI 81
Table 13 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges that Changed to 0.55% Effective December 16, 2003	CFI 91
Table 14 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.60%	CFI 94
Table 15 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.65%	CFI 104
Table 16 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.70%	CFI 115
Table 17 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.75%	CFI 126
Table 18 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.80%	CFI 137
Table 19 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.85%	CFI 148

PRO.01107-19                                                                           88

APPENDIX VII CONDENSED FINANCIAL INFORMATION (Continued)

Table 20 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.90%	CFI 158
Table 21 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.90% Effective December 16, 2008	CFI 168
Table 22 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.95%	CFI 179
Table 23 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.00%	CFI 190
Table 24 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.05%	CFI 201
Table 25 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.10%	CFI 211
Table 26 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.15%	CFI 222
Table 27 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996 With Total Separate Account Charges of 1.20%	CFI 232
Table 28 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996 With Total Separate Account Charges of 1.25%	CFI 243
Table 29 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996 With Total Separate Account Charges of 1.30%	CFI 253
Table 30 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.35%	CFI 261
Table 31 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996 With Total Separate Account Charges of 1.40%	CFI 270
Table 32 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.45%	CFI 279
Table 33 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996 With Total Separate Account Charges of 1.50%	CFI 287
Table 34 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans With Total Separate Account Charges of 1.25%	CFI 295
Table 35 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans Issued June 30, 1993 With Total Separate Account Charges of 1.25%	CFI 307
Table 36 – For Contracts Issued Under 403(b) Plans or 401(a) Plans With Total Separate Account Charges of 1.40%	CFI 311

Table 37 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans

With Total Separate Account Charges of  1.50% (including a 0.25% Administrative Expense

Charge Beginning April 7, 1997)

CFI 319
Table 38 – For Contracts Containing Limits on Fees Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 329
Table 39 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.00% Effective January 4, 2005	CFI 334

PRO.01107-19                                                                           89

APPENDIX VII CONDENSED FINANCIAL INFORMATION (Continued)

Table 40 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.05% Effective September 10, 2007	CFI 338
Table 41 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.25%	CFI 340
Table 42 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.30%	CFI 350
Table 43 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.40%	CFI 355
Table 44 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.45%	CFI 366
Table 45 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.50%	CFI 367
Table 46 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.75%	CFI 370
Table 47 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.80%	CFI 380
Table 48 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.80% Effective March 1, 2007	CFI 388
Table 49 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.95% Effective December 16, 1996	CFI 396
Table 50 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.95% Effective March 20, 2008	CFI 404
Table 51 – For Deferred Compensation Contracts With Total Separate Account Charges of 1.25%	CFI 411
Table 52 – For Contracts Issued to Pennsylvania ARP With Differing Total Separate Account Charges	CFI 420
Table 53 – For Certain Subaccounts Beginning in or after February 2014 in Contracts with Total Separate Account Charges of 0.10%	CFI 423
Table 54 – For Certain Subaccounts Beginning in or after October 2014 in Contracts with Total Separate Account Charges of 0.40%	CFI 424
Table 55 – For Certain Subaccounts Beginning in or after August 2014 in Contracts with Total Separate Account Charges of 1.05%	CFI 425
Table 56 – For Certain Subaccounts Beginning in or after August 2014 in Contracts with Total Separate Account Charges of 1.15%	CFI 427
Table 57 – For Certain Subaccounts Beginning in or after March 2015 in Contracts with Total Separate Account Charges of 0.65%	CFI 429
Table 58 – For Certain Subaccounts Beginning in or after December 2015 in Contracts with Total Separate Account Charges of 0.85%	CFI 430

PRO.01107-19                                                                           90

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2018, the following tables give:  (1) the accumulation unit value (“AUV”) at the beginning of the period; (2) the AUV at the end of the period; and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2018, the “Value at beginning of period” shown is the value at first date of investment. Fund name changes after December 31, 2018, are not reflected in the following information.

TABLE 1
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE APRIL 1, 2005
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$29.29	$22.99	$22.54	$22.00	$20.99	$15.58	$13.56	$14.31	$13.06	$11.56
Value at end of period	$28.81	$29.29	$22.99	$22.54	$22.00	$20.99	$15.58	$13.56	$14.31	$13.06
Number of accumulation units outstanding at end of period	47	58	52	42	30	16	0	0	0	72
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$23.87	$18.50	$17.19	$17.27	$15.14	$12.33	$11.09	$11.30	$10.30
Value at end of period	$24.45	$23.87	$18.50	$17.19	$17.27	$15.14	$12.33	$11.09	$11.30
Number of accumulation units outstanding at end of period	4,944	4,638	2,798	11,117	10,223	13,259	9,767	8,321	7,388
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2018)
Value at beginning of period	$21.78
Value at end of period	$21.83
Number of accumulation units outstanding at end of period	39
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.51	$13.11	$12.52	$12.79	$12.46	$13.71	$12.85	$11.37	$10.78	$10.87
Value at end of period	$13.17	$13.51	$13.11	$12.52	$12.79	$12.46	$13.71	$12.85	$11.37	$10.78
Number of accumulation units outstanding at end of period	8,042	7,763	12,783	7,444	7,010	8,235	5,494	4,742	4,534	3,425
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during May 2010)
Value at beginning of period	$22.03	$17.87	$15.88	$15.37	$14.11	$10.73	$9.17	$9.35	$7.82
Value at end of period	$20.56	$22.03	$17.87	$15.88	$15.37	$14.11	$10.73	$9.17	$9.35
Number of accumulation units outstanding at end of period	47,320	45,999	56,740	88,802	92,095	88,803	99,581	100,900	115,080
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during August 2009)
Value at beginning of period	$19.99	$15.76	$14.90	$14.52	$14.26	$11.02	$9.03	$10.54	$8.44	$7.34
Value at end of period	$18.05	$19.99	$15.76	$14.90	$14.52	$14.26	$11.02	$9.03	$10.54	$8.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	78
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$34.06	$27.01	$24.91	$23.65	$21.64	$16.17	$13.42	$14.10	$12.56	$9.34
Value at end of period	$33.05	$34.06	$27.01	$24.91	$23.65	$21.64	$16.17	$13.42	$14.10	$12.56
Number of accumulation units outstanding at end of period	77,956	95,167	109,724	149,401	134,124	135,064	143,334	189,151	195,015	27,350

CFI 1

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$29.87	$24.87	$21.94	$21.99	$19.78	$15.01	$13.34	$12.47	$11.00	$9.25
Value at end of period	$28.98	$29.87	$24.87	$21.94	$21.99	$19.78	$15.01	$13.34	$12.47	$11.00
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,623
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2013)
Value at beginning of period	$25.27	$22.66	$18.26	$20.37	$18.57	$13.28
Value at end of period	$20.57	$25.27	$22.66	$18.26	$20.37	$18.57
Number of accumulation units outstanding at end of period	1,083	924	777	588	392	206
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.81	$22.15	$20.54	$21.00	$19.16	$16.23	$14.69	$14.05	$12.53	$10.00
Value at end of period	$24.14	$24.81	$22.15	$20.54	$21.00	$19.16	$16.23	$14.69	$14.05	$12.53
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	913
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.63
Value at end of period	$9.35
Number of accumulation units outstanding at end of period	14,080
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$20.59	$18.17	$15.95	$16.82	$15.02	$11.11	$9.54	$9.97	$8.11	$6.13
Value at end of period	$17.82	$20.59	$18.17	$15.95	$16.82	$15.02	$11.11	$9.54	$9.97	$8.11
Number of accumulation units outstanding at end of period	45	0	0	0	0	0	0	0	0	1,776
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$48.91	$40.13	$37.16	$36.91	$32.97	$25.12	$21.57	$22.13	$18.88	$13.91
Value at end of period	$45.79	$48.91	$40.13	$37.16	$36.91	$32.97	$25.12	$21.57	$22.13	$18.88
Number of accumulation units outstanding at end of period	13,504	11,648	11,640	10,825	9,909	11,292	9,581	7,915	7,128	61,287
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.01	$27.47	$23.28	$24.24	$22.29	$17.40	$14.83	$14.69	$12.76	$9.80
Value at end of period	$28.44	$31.01	$27.47	$23.28	$24.24	$22.29	$17.40	$14.83	$14.69	$12.76
Number of accumulation units outstanding at end of period	328	330	331	333	338	504	504	525	430	30,022
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$36.30	$26.86	$26.65	$24.87	$22.34	$16.39	$14.29	$14.26	$11.48	$8.95
Value at end of period	$36.24	$36.30	$26.86	$26.65	$24.87	$22.34	$16.39	$14.29	$14.26	$11.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	32,323
FIDELITY® VIP MID CAP PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.40	$21.03	$18.74	$19.00	$17.88	$13.12	$11.43	$12.78	$11.99	$8.56
Value at end of period	$21.71	$25.40	$21.03	$18.74	$19.00	$17.88	$13.12	$11.43	$12.78	$11.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,163,340
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.81	$17.51	$18.44	$17.79	$19.36	$14.84	$12.29	$14.84	$13.12	$10.37
Value at end of period	$19.43	$22.81	$17.51	$18.44	$17.79	$19.36	$14.84	$12.29	$14.84	$13.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	3,619
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$44.07	$39.83	$30.59	$33.03	$32.84	$24.11	$20.36	$21.16	$16.50	$12.78
Value at end of period	$38.40	$44.07	$39.83	$30.59	$33.03	$32.84	$24.11	$20.36	$21.16	$16.50
Number of accumulation units outstanding at end of period	436	436	588	588	588	588	588	588	355	1,574

CFI 2

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.96	$20.83	$18.60	$19.44	$18.60	$14.40	$13.04	$13.91	$12.36	$11.04
Value at end of period	$21.09	$23.96	$20.83	$18.60	$19.44	$18.60	$14.40	$13.04	$13.91	$12.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	32,489	42,143	45,029	92
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$21.77	$19.23	$17.44	$18.51	$17.12	$13.24	$11.63	$11.64	$10.62	$8.28
Value at end of period	$19.72	$21.77	$19.23	$17.44	$18.51	$17.12	$13.24	$11.63	$11.64	$10.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	593
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$29.50	$27.61	$23.73	$24.66	$22.11	$16.97	$14.81	$15.43	$12.30	$9.72
Value at end of period	$25.06	$29.50	$27.61	$23.73	$24.66	$22.11	$16.97	$14.81	$15.43	$12.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	9,018
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.92	$10.60	$10.36	$10.41
Value at end of period	$10.92	$10.92	$10.60	$10.36
Number of accumulation units outstanding at end of period	426	0	0	99,145
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$23.88	$20.17	$18.36	$18.46	$16.74	$12.13	$10.95	$11.30	$9.22	$7.07
Value at end of period	$22.46	$23.88	$20.17	$18.36	$18.46	$16.74	$12.13	$10.95	$11.30	$9.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	125
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$109.12	$80.96	$75.74	$88.14	$92.59	$85.45	$70.71	$86.33	$67.99	$37.41
Value at end of period	$95.87	$109.12	$80.96	$75.74	$88.14	$92.59	$85.45	$70.71	$86.33	$67.99
Number of accumulation units outstanding at end of period	2,071	2,447	2,083	2,400	2,077	1,845	1,808	7,549	6,673	3,446
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$32.65	$28.61	$24.23	$25.75	$23.00	$16.31	$13.83	$14.14	$11.46	$8.35
Value at end of period	$29.28	$32.65	$28.61	$24.23	$25.75	$23.00	$16.31	$13.83	$14.14	$11.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	176
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$21.91	$19.36	$18.30	$18.40	$17.04	$14.64	$13.16	$13.40	$11.98	$9.87
Value at end of period	$21.02	$21.91	$19.36	$18.30	$18.40	$17.04	$14.64	$13.16	$13.40	$11.98
Number of accumulation units outstanding at end of period	802	851	825	834	808	900	765	764	597	2,130
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$17.74	$17.12	$16.27	$16.72	$16.22	$17.87	$16.43	$14.71	$13.61	$11.50
Value at end of period	$17.35	$17.74	$17.12	$16.27	$16.72	$16.22	$17.87	$16.43	$14.71	$13.61
Number of accumulation units outstanding at end of period	770	878	1,819	27,558	29,449	29,651	41,991	39,096	32,929	39,533
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$23.16	$21.59	$18.90	$19.68	$19.66	$17.55	$15.12	$15.38	$13.03	$8.12
Value at end of period	$22.39	$23.16	$21.59	$18.90	$19.68	$19.66	$17.55	$15.12	$15.38	$13.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	178
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$37.93	$37.06	$34.89	$36.44	$35.87	$35.09	$30.30	$31.04	$27.54	$23.17
Value at end of period	$38.41	$37.93	$37.06	$34.89	$36.44	$35.87	$35.09	$30.30	$31.04	$27.54
Number of accumulation units outstanding at end of period	5,810	8,141	8,236	14,059	14,327	16,388	7,079	9,630	7,008	5,067

CFI 3

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.99	$23.52	$21.82	$22.23	$20.93	$17.93	$15.78	$15.99	$14.01	$11.75
Value at end of period	$25.14	$26.99	$23.52	$21.82	$22.23	$20.93	$17.93	$15.78	$15.99	$14.01
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	39,493
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$17.09	$15.58	$14.66	$15.51	$15.44	$15.89	$14.91	$14.37	$12.26	$10.08
Value at end of period	$16.75	$17.09	$15.58	$14.66	$15.51	$15.44	$15.89	$14.91	$14.37	$12.26
Number of accumulation units outstanding at end of period	3,804	3,451	3,640	4,547	3,931	3,776	20,162	16,133	14,394	12,134
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.40	$10.02	$9.45	$10.04
Value at end of period	$11.30	$12.40	$10.02	$9.45
Number of accumulation units outstanding at end of period	1,337	1,212	1,062	915
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.72	$14.63	$14.60	$14.60	$14.60	$14.60	$14.59	$14.59	$14.55	$14.51
Value at end of period	$14.95	$14.72	$14.63	$14.60	$14.60	$14.60	$14.60	$14.59	$14.59	$14.55
Number of accumulation units outstanding at end of period	40,088	17,086	17,335	35,051	35,244	25,081	21,295	19,951	16,121	20,347
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.81	$19.78	$18.02	$18.28	$16.51	$12.64	$10.92	$10.95	$9.59	$7.36
Value at end of period	$22.75	$23.81	$19.78	$18.02	$18.28	$16.51	$12.64	$10.92	$10.95	$9.59
Number of accumulation units outstanding at end of period	796	1,173	1,146	1,032	1,118	1,109	0	0	0	72,289
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$23.77	$22.38	$19.53	$19.93	$19.70	$18.65	$16.36	$15.66	$13.71	$9.18
Value at end of period	$23.01	$23.77	$22.38	$19.53	$19.93	$19.70	$18.65	$16.36	$15.66	$13.71
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,280	1,226	1,103
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.37	$25.97	$23.55	$23.36	$20.51	$15.43	$13.48	$13.50	$11.84	$9.61
Value at end of period	$30.17	$32.37	$25.97	$23.55	$23.36	$20.51	$15.43	$13.48	$13.50	$11.84
Number of accumulation units outstanding at end of period	918	20	20	20	20	20	20	20	464	67,432
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$60.77	$53.51	$45.29	$46.11	$42.09	$31.28	$26.58	$26.88	$22.05	$16.74
Value at end of period	$52.05	$60.77	$53.51	$45.29	$46.11	$42.09	$31.28	$26.58	$26.88	$22.05
Number of accumulation units outstanding at end of period	3,710	3,703	4,018	4,018	3,953	3,885	3,885	3,885	2,914	25,268
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$44.20	$40.21	$31.58	$32.63	$30.95	$21.69	$19.30	$19.44	$15.83	$12.68
Value at end of period	$38.72	$44.20	$40.21	$31.58	$32.63	$30.95	$21.69	$19.30	$19.44	$15.83
Number of accumulation units outstanding at end of period	29	29	30	31	32	32	32	32	37	3,738
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$26.59	$25.32	$24.27	$24.12	$22.62	$22.64	$20.70	$19.25	$17.52	$15.71
Value at end of period	$26.45	$26.59	$25.32	$24.27	$24.12	$22.62	$22.64	$20.70	$19.25	$17.52
Number of accumulation units outstanding at end of period	17,140	22,211	19,156	21,109	1,872	1,886	2,361	2,121	1,814	10,985
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.23	$9.79	$9.71	$9.80	$10.42	$8.58	$7.22	$8.23	$7.63	$6.99
Value at end of period	$10.55	$12.23	$9.79	$9.71	$9.80	$10.42	$8.58	$7.22	$8.23	$7.63
Number of accumulation units outstanding at end of period	705	254	665	669	669	669	669	732	1,247	6,087
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$26.33	$20.30	$19.52	$18.35	$16.15	$12.33	$10.44	$10.34
Value at end of period	$25.94	$26.33	$20.30	$19.52	$18.35	$16.15	$12.33	$10.44
Number of accumulation units outstanding at end of period	11,836	10,096	14,178	10,668	9,702	9,863	7,831	3,845

CFI 4

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$18.48	$16.28	$14.29	$14.96	$13.59	$10.38	$9.05	$8.75	$7.33	$6.50
Value at end of period	$17.04	$18.48	$16.28	$14.29	$14.96	$13.59	$10.38	$9.05	$8.75	$7.33
Number of accumulation units outstanding at end of period	2,484	2,757	2,630	2,458	2,285	8,946	3,383	3,303	2,358	6,902
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$40.65	$32.49	$30.29	$30.14	$27.69	$20.98	$18.37	$18.47	$14.17	$10.02
Value at end of period	$37.61	$40.65	$32.49	$30.29	$30.14	$27.69	$20.98	$18.37	$18.47	$14.17
Number of accumulation units outstanding at end of period	18,000	24,230	21,618	29,533	27,274	27,592	23,390	32,870	31,948	866
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$38.22	$29.12	$27.32	$25.39	$22.45	$17.01	$14.86	$14.26	$12.64	$10.72
Value at end of period	$37.85	$38.22	$29.12	$27.32	$25.39	$22.45	$17.01	$14.86	$14.26	$12.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,537
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.75	$18.56	$16.73	$16.39	$14.51	$10.99	$9.51	$9.27	$8.26	$6.99
Value at end of period	$21.96	$22.75	$18.56	$16.73	$16.39	$14.51	$10.99	$9.51	$9.27	$8.26
Number of accumulation units outstanding at end of period	5,204	6,158	6,167	5,372	4,504	1,655	997	685	625	538
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$28.63	$25.29	$21.93	$22.79	$20.31	$15.45	$13.33	$13.25	$11.92	$10.08
Value at end of period	$26.67	$28.63	$25.29	$21.93	$22.79	$20.31	$15.45	$13.33	$13.25	$11.92
Number of accumulation units outstanding at end of period	478	1,056	1,056	1,056	1,056	1,056	1,056	1,078	985	842
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$36.29	$29.18	$27.32	$27.53	$24.78	$18.37	$15.91	$16.26	$12.92	$11.44
Value at end of period	$34.34	$36.29	$29.18	$27.32	$27.53	$24.78	$18.37	$15.91	$16.26	$12.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	166
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$23.63	$20.03	$17.66	$18.17	$16.12	$12.02	$10.27	$10.46	$8.36	$5.96
Value at end of period	$21.43	$23.63	$20.03	$17.66	$18.17	$16.12	$12.02	$10.27	$10.46	$8.36
Number of accumulation units outstanding at end of period	51,888	55,417	57,039	54,045	50,063	46,839	3,035	4	0	125
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2012)
Value at beginning of period	$24.04	$21.04	$17.37	$18.20	$17.34	$12.50	$10.86
Value at end of period	$21.33	$24.04	$21.04	$17.37	$18.20	$17.34	$12.50
Number of accumulation units outstanding at end of period	1,662	1,604	1,408	1,268	1,147	718	75
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$27.09	$22.82	$20.12	$20.30	$19.22	$13.82	$12.00	$11.90	$8.99	$6.86
Value at end of period	$22.79	$27.09	$22.82	$20.12	$20.30	$19.22	$13.82	$12.00	$11.90	$8.99
Number of accumulation units outstanding at end of period	211	0	0	0	0	0	0	0	0	145
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$54.22	$48.72	$39.14	$39.45	$37.03	$26.88	$23.47	$24.07	$19.35	$15.17
Value at end of period	$45.63	$54.22	$48.72	$39.14	$39.45	$37.03	$26.88	$23.47	$24.07	$19.35
Number of accumulation units outstanding at end of period	70	47	0	0	0	4	4	3	0	9,558
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$20.20	$17.52	$16.55	$16.56	$15.69	$13.48	$11.89	$12.27	$10.78	$8.57
Value at end of period	$19.04	$20.20	$17.52	$16.55	$16.56	$15.69	$13.48	$11.89	$12.27	$10.78
Number of accumulation units outstanding at end of period	11,177	20,002	23,111	32,648	42,176	32,683	23,050	29,662	30,054	22,242

CFI 5

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$21.90	$18.34	$17.26	$17.35	$16.41	$13.64	$11.85	$12.42	$10.84	$8.45
Value at end of period	$20.07	$21.90	$18.34	$17.26	$17.35	$16.41	$13.64	$11.85	$12.42	$10.84
Number of accumulation units outstanding at end of period	17,084	23,368	33,884	35,580	32,913	29,847	27,806	26,751	26,022	18,214
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$22.81	$18.81	$17.68	$17.85	$16.82	$13.63	$11.80	$12.44	$10.81	$8.32
Value at end of period	$20.48	$22.81	$18.81	$17.68	$17.85	$16.82	$13.63	$11.80	$12.44	$10.81
Number of accumulation units outstanding at end of period	26,412	26,576	32,991	37,734	31,082	28,288	23,353	17,756	11,916	8,010
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2012)
Value at beginning of period	$21.45	$17.63	$16.57	$16.71	$15.73	$12.73	$11.99
Value at end of period	$19.19	$21.45	$17.63	$16.57	$16.71	$15.73	$12.73
Number of accumulation units outstanding at end of period	2,899	2,899	2,899	2,845	2,296	1,641	101
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.90	$16.38	$15.68	$15.66	$14.81	$13.84	$12.61	$12.57	$11.47	$9.78
Value at end of period	$17.35	$17.90	$16.38	$15.68	$15.66	$14.81	$13.84	$12.61	$12.57	$11.47
Number of accumulation units outstanding at end of period	7,146	7,145	8,180	8,023	5,365	5,873	6,605	6,979	4,526	1,578
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$24.66	$22.31	$21.11	$21.15	$19.84	$17.69	$15.75	$15.48	$13.94	$11.82
Value at end of period	$23.66	$24.66	$22.31	$21.11	$21.15	$19.84	$17.69	$15.75	$15.48	$13.94
Number of accumulation units outstanding at end of period	90	310	276	229	182	547	1,286	1,083	796	6,374
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.89	$20.26	$18.95	$19.18	$18.00	$14.70	$12.79	$13.17	$11.65	$9.30
Value at end of period	$21.90	$23.89	$20.26	$18.95	$19.18	$18.00	$14.70	$12.79	$13.17	$11.65
Number of accumulation units outstanding at end of period	2,397	2,693	2,735	2,737	3,560	3,840	4,085	4,084	3,167	5,281
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$23.95	$20.92	$19.61	$19.73	$18.49	$15.86	$13.96	$14.04	$12.53	$10.29
Value at end of period	$22.50	$23.95	$20.92	$19.61	$19.73	$18.49	$15.86	$13.96	$14.04	$12.53
Number of accumulation units outstanding at end of period	899	1,175	1,175	1,178	2,232	2,232	2,285	2,285	2,177	1,790
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$14.01	$13.58	$13.27	$13.24	$12.52	$12.85	$12.37	$11.54	$10.87	$10.27
Value at end of period	$13.96	$14.01	$13.58	$13.27	$13.24	$12.52	$12.85	$12.37	$11.54	$10.87
Number of accumulation units outstanding at end of period	75	0	0	0	137	91	43	0	0	740
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$30.98	$25.50	$22.84	$22.59	$19.93	$15.09	$13.03	$12.80	$11.16	$8.84
Value at end of period	$29.54	$30.98	$25.50	$22.84	$22.59	$19.93	$15.09	$13.03	$12.80	$11.16
Number of accumulation units outstanding at end of period	54,687	58,320	62,921	65,494	63,131	70,259	64,337	70,526	70,111	27
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$44.42	$39.98	$32.22	$32.79	$29.16	$22.20	$19.08	$19.70	$16.14	$11.90
Value at end of period	$38.05	$44.42	$39.98	$32.22	$32.79	$29.16	$22.20	$19.08	$19.70	$16.14
Number of accumulation units outstanding at end of period	4,235	4,505	4,043	6,508	5,502	5,250	4,753	3,587	3,390	1,705
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$44.85	$34.98	$33.21	$34.97	$33.52	$24.14	$20.17	$19.73	$15.60	$11.54
Value at end of period	$44.00	$44.85	$34.98	$33.21	$34.97	$33.52	$24.14	$20.17	$19.73	$15.60
Number of accumulation units outstanding at end of period	3,278	3,181	3,047	9,945	11,372	12,371	9,971	5,324	5,533	6,743
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.36	$14.77	$14.64	$14.85	$13.02	$12.52	$9.93	$10.47	$9.00	$6.73
Value at end of period	$14.96	$16.36	$14.77	$14.64	$14.85	$13.02	$12.52	$9.93	$10.47	$9.00
Number of accumulation units outstanding at end of period	10,042	12,912	14,516	17,243	14,643	14,903	15,331	8,673	6,606	1,674

CFI 6

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.65	$19.63	$18.83	$18.29	$14.09	$13.80	$11.95	$10.91	$8.52	$6.27
Value at end of period	$19.07	$20.65	$19.63	$18.83	$18.29	$14.09	$13.80	$11.95	$10.91	$8.52
Number of accumulation units outstanding at end of period	1,814	1,673	1,423	1,284	1,286	1,151	971	776	307	3,941
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$44.89	$36.92	$34.06	$33.07	$29.32	$21.76	$19.38	$20.33	$18.15	$13.79
Value at end of period	$40.85	$44.89	$36.92	$34.06	$33.07	$29.32	$21.76	$19.38	$20.33	$18.15
Number of accumulation units outstanding at end of period	907	907	907	907	907	907	914	934	803	645
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$23.26	$20.98	$16.96	$17.47	$16.74	$11.96	$10.48	$10.77	$8.59	$6.89
Value at end of period	$19.13	$23.26	$20.98	$16.96	$17.47	$16.74	$11.96	$10.48	$10.77	$8.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	87
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$31.16	$26.48	$22.48	$23.91	$21.90	$16.23	$13.67	$13.97	$12.13	$9.44
Value at end of period	$27.29	$31.16	$26.48	$22.48	$23.91	$21.90	$16.23	$13.67	$13.97	$12.13
Number of accumulation units outstanding at end of period	0	0	0	295	295	295	295	316	244	7,922
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.32	$22.83	$19.81	$20.22	$18.56	$14.85	$13.17	$13.31	$11.85	$9.66
Value at end of period	$22.92	$25.32	$22.83	$19.81	$20.22	$18.56	$14.85	$13.17	$13.31	$11.85
Number of accumulation units outstanding at end of period	34,679	41,600	39,207	43,041	38,752	50,848	58,225	63,615	79,129	29,674
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$27.44	$24.09	$20.09	$20.69	$18.79	$14.04	$12.25	$12.52	$11.13	$8.98
Value at end of period	$23.71	$27.44	$24.09	$20.09	$20.69	$18.79	$14.04	$12.25	$12.52	$11.13
Number of accumulation units outstanding at end of period	33,205	42,780	49,099	65,334	70,161	75,690	69,418	80,383	82,146	6,875
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.20	$22.52	$19.94	$23.68	$23.46	$24.89	$20.90	$25.57	$21.25	$12.39
Value at end of period	$26.81	$32.20	$22.52	$19.94	$23.68	$23.46	$24.89	$20.90	$25.57	$21.25
Number of accumulation units outstanding at end of period	96	80	65	46	30	15	0	0	0	7,915
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$45.37	$39.90	$34.79	$35.87	$31.20	$23.72	$19.76	$19.41	$15.78	$12.56
Value at end of period	$39.84	$45.37	$39.90	$34.79	$35.87	$31.20	$23.72	$19.76	$19.41	$15.78
Number of accumulation units outstanding at end of period	6,078	6,960	9,481	18,936	15,142	13,102	4,120	3,462	3,668	665
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$35.23	$30.48	$25.07	$26.03	$24.02	$17.29	$14.57	$14.76	$11.65	$9.15
Value at end of period	$31.52	$35.23	$30.48	$25.07	$26.03	$24.02	$17.29	$14.57	$14.76	$11.65
Number of accumulation units outstanding at end of period	8,012	10,341	18,912	26,731	26,790	22,539	21,844	24,334	21,177	481
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$29.67	$21.74	$21.69	$21.68	$21.19	$16.01	$13.70	$14.91	$12.85	$9.20
Value at end of period	$25.75	$29.67	$21.74	$21.69	$21.68	$21.19	$16.01	$13.70	$14.91	$12.85
Number of accumulation units outstanding at end of period	699	896	799	694	554	2,383	2,368	2,346	1,849	63,263
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$24.19	$22.53	$19.71	$20.67	$20.60	$18.34	$15.78	$15.89	$13.35	$7.99
Value at end of period	$23.54	$24.19	$22.53	$19.71	$20.67	$20.60	$18.34	$15.78	$15.89	$13.35
Number of accumulation units outstanding at end of period	2,634	3,629	3,219	3,269	3,262	3,564	3,557	3,674	3,170	12,891
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$30.70	$26.67	$24.69	$23.46	$20.92	$17.12	$14.95	$14.53	$12.75	$9.57
Value at end of period	$30.86	$30.70	$26.67	$24.69	$23.46	$20.92	$17.12	$14.95	$14.53	$12.75
Number of accumulation units outstanding at end of period	4,767	2,826	2,265	2,683	2,692	1,975	1,374	7,933	4,990	11,024

CFI 7

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$35.50	$28.44	$26.48	$25.96	$23.21	$17.17	$14.79	$15.35	$11.95	$8.16
Value at end of period	$34.35	$35.50	$28.44	$26.48	$25.96	$23.21	$17.17	$14.79	$15.35	$11.95
Number of accumulation units outstanding at end of period	83	369	499	299	300	300	300	422	367	26,279
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$36.78	$31.64	$26.64	$28.61	$26.63	$20.53	$17.51	$17.67	$15.37	$12.30
Value at end of period	$33.35	$36.78	$31.64	$26.64	$28.61	$26.63	$20.53	$17.51	$17.67	$15.37
Number of accumulation units outstanding at end of period	1,485	1,474	1,660	1,649	1,642	1,635	1,629	2,366	2,000	8,093
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$45.93	$34.38	$33.87	$30.57	$28.12	$20.19	$16.98	$17.17	$14.69	$10.28
Value at end of period	$45.43	$45.93	$34.38	$33.87	$30.57	$28.12	$20.19	$16.98	$17.17	$14.69
Number of accumulation units outstanding at end of period	10,278	5,216	4,478	39,636	30,218	23,359	23,853	3,066	2,370	23,974
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$22.51	$17.60	$17.28	$17.44	$17.64	$15.43	$12.99	$14.82	$13.02	$9.46
Value at end of period	$19.33	$22.51	$17.60	$17.28	$17.44	$17.64	$15.43	$12.99	$14.82	$13.02
Number of accumulation units outstanding at end of period	2	2	2	36	36	106	106	126	122	1,592
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.92	$10.56	$10.37	$10.73	$11.48	$9.55	$8.03	$9.13	$8.38	$6.34
Value at end of period	$10.99	$12.92	$10.56	$10.37	$10.73	$11.48	$9.55	$8.03	$9.13	$8.38
Number of accumulation units outstanding at end of period	7,353	7,685	7,918	8,576	7,697	6,279	5,788	3,736	2,865	7,800
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$17.35	$14.68	$13.24	$14.32	$14.73	$11.28	$9.26	$9.82	$9.11	$6.89
Value at end of period	$14.86	$17.35	$14.68	$13.24	$14.32	$14.73	$11.28	$9.26	$9.82	$9.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	104
WANGER INTERNATIONAL
Value at beginning of period	$17.13	$12.89	$13.07	$13.06	$13.66	$11.16	$9.18	$10.75	$8.61	$5.75
Value at end of period	$14.10	$17.13	$12.89	$13.07	$13.06	$13.66	$11.16	$9.18	$10.75	$8.61
Number of accumulation units outstanding at end of period	2,341	1,995	1,774	1,377	1,000	865	461	124	141	621
WANGER SELECT
Value at beginning of period	$34.74	$27.43	$24.20	$24.14	$23.40	$17.39	$14.68	$17.83	$14.09	$8.48
Value at end of period	$30.43	$34.74	$27.43	$24.20	$24.14	$23.40	$17.39	$14.68	$17.83	$14.09
Number of accumulation units outstanding at end of period	534	535	535	535	536	536	536	536	448	3,723
WANGER USA
(Funds were first received in this option during February 2010)
Value at beginning of period	$34.26	$28.65	$25.20	$25.36	$24.20	$18.09	$15.07	$15.62	$11.75
Value at end of period	$33.76	$34.26	$28.65	$25.20	$25.36	$24.20	$18.09	$15.07	$15.62
Number of accumulation units outstanding at end of period	10,848	10,402	11,219	10,804	9,488	15,133	10,196	6,417	4,496

TABLE 2
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JULY 18, 2008
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$29.29	$22.99	$22.54	$22.00	$20.99	$15.58	$13.56	$14.31	$13.06	$11.47
Value at end of period	$28.81	$29.29	$22.99	$22.54	$22.00	$20.99	$15.58	$13.56	$14.31	$13.06
Number of accumulation units outstanding at end of period	1,702	1,703	1,702	1,678	2,156	2,091	2,022	1,803	1,724	1,647

CFI 8

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$23.87	$18.50	$17.19	$17.27	$15.14	$12.33	$11.09	$11.30	$9.74	$8.05
Value at end of period	$24.45	$23.87	$18.50	$17.19	$17.27	$15.14	$12.33	$11.09	$11.30	$9.74
Number of accumulation units outstanding at end of period	0	1,844	1,845	1,845	10,475	10,380	11,665	11,176	6,036	3,043
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$23.03	$18.93	$17.31	$17.82	$16.33	$12.59	$11.48	$11.26	$10.04	$9.51
Value at end of period	$21.83	$23.03	$18.93	$17.31	$17.82	$16.33	$12.59	$11.48	$11.26	$10.04
Number of accumulation units outstanding at end of period	1,005	3,653	9,211	13,394	14,770	17,314	17,225	18,983	16,394	8,559
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.51	$13.11	$12.52	$12.79	$12.46	$13.71	$12.85	$11.37	$10.78	$10.50
Value at end of period	$13.17	$13.51	$13.11	$12.52	$12.79	$12.46	$13.71	$12.85	$11.37	$10.78
Number of accumulation units outstanding at end of period	4,533	4,533	4,532	4,520	5,142	4,999	5,586	23,329	1,164	8,924
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$11.43	$10.01	$10.12
Value at end of period	$10.62	$11.43	$10.01
Number of accumulation units outstanding at end of period	765	765	765
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$22.03	$17.87	$15.88	$15.37	$14.11	$10.73	$9.17	$9.35	$8.20	$6.15
Value at end of period	$20.56	$22.03	$17.87	$15.88	$15.37	$14.11	$10.73	$9.17	$9.35	$8.20
Number of accumulation units outstanding at end of period	5,379	5,378	5,371	4,380	13,656	13,680	12,517	9,583	5,265	4,246
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during August 2009)
Value at beginning of period	$19.99	$15.76	$14.90	$14.52	$14.26	$11.02	$9.03	$10.54	$8.44	$7.34
Value at end of period	$18.05	$19.99	$15.76	$14.90	$14.52	$14.26	$11.02	$9.03	$10.54	$8.44
Number of accumulation units outstanding at end of period	1,621	1,621	4,078	2,372	4,039	1,690	1,805	76	76	85
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$13.39	$12.98	$12.63	$12.60	$11.94	$12.18	$11.50	$10.80	$10.07	$8.77
Value at end of period	$13.38	$13.39	$12.98	$12.63	$12.60	$11.94	$12.18	$11.50	$10.80	$10.07
Number of accumulation units outstanding at end of period	2,086	2,697	1,939	4,195	1,966	578	527	669	917	4,467
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$21.61	$17.14	$15.81	$15.00	$13.73	$10.26	$8.51	$8.95	$7.97	$5.92
Value at end of period	$20.97	$21.61	$17.14	$15.81	$15.00	$13.73	$10.26	$8.51	$8.95	$7.97
Number of accumulation units outstanding at end of period	4,861	5,211	26,134	34,492	39,543	49,895	49,206	53,689	60,605	60,196
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$20.83	$17.34	$15.30	$15.34	$13.80	$10.46	$9.30	$8.70	$7.67	$6.45
Value at end of period	$20.21	$20.83	$17.34	$15.30	$15.34	$13.80	$10.46	$9.30	$8.70	$7.67
Number of accumulation units outstanding at end of period	146,845	155,289	32,379	25,622	21,486	20,360	20,518	20,939	22,812	23,763
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during May 2011)
Value at beginning of period	$25.27	$22.66	$18.26	$20.37	$18.57	$12.85	$11.04	$12.48
Value at end of period	$20.57	$25.27	$22.66	$18.26	$20.37	$18.57	$12.85	$11.04
Number of accumulation units outstanding at end of period	0	0	4,073	4,459	1,814	1,327	285	232

CFI 9

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2010)
Value at beginning of period	$25.59	$22.08	$19.11	$19.92	$17.96	$12.41	$10.31	$11.63	$9.24
Value at end of period	$22.09	$25.59	$22.08	$19.11	$19.92	$17.96	$12.41	$10.31	$11.63
Number of accumulation units outstanding at end of period	202	202	1,067	1,969	928	1,097	885	814	521
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$13.61	$10.39	$11.50	$11.96	$12.08	$9.65	$7.70	$8.30	$7.84	$5.61
Value at end of period	$12.13	$13.61	$10.39	$11.50	$11.96	$12.08	$9.65	$7.70	$8.30	$7.84
Number of accumulation units outstanding at end of period	5,205	2,589	2,688	4,494	4,967	5,129	4,327	196	140	91
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.89	$9.53	$10.14	$10.46
Value at end of period	$12.84	$11.89	$9.53	$10.14
Number of accumulation units outstanding at end of period	604	604	2,816	15,424
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$16.86	$15.06	$13.96	$14.27	$13.02	$11.03	$9.99	$9.55	$8.52	$6.80
Value at end of period	$16.41	$16.86	$15.06	$13.96	$14.27	$13.02	$11.03	$9.99	$9.55	$8.52
Number of accumulation units outstanding at end of period	3,308	24,693	45,238	49,791	51,178	50,226	52,517	52,865	56,142	55,182
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during April 2012)
Value at beginning of period	$17.58	$16.42	$15.55	$14.81	$11.37	$11.03	$10.52
Value at end of period	$16.84	$17.58	$16.42	$15.55	$14.81	$11.37	$11.03
Number of accumulation units outstanding at end of period	4,808	7,156	1,616	593	5,612	370	260
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2014)
Value at beginning of period	$20.59	$18.17	$15.95	$16.82	$17.00
Value at end of period	$17.82	$20.59	$18.17	$15.95	$16.82
Number of accumulation units outstanding at end of period	0	0	0	0	411
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during January 2017)
Value at beginning of period	$17.51	$15.78
Value at end of period	$14.43	$17.51
Number of accumulation units outstanding at end of period	33,893	41,970
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.88	$16.31	$15.10	$15.00	$13.40	$10.21	$8.77	$9.00	$7.67	$5.65
Value at end of period	$18.61	$19.88	$16.31	$15.10	$15.00	$13.40	$10.21	$8.77	$9.00	$7.67
Number of accumulation units outstanding at end of period	39,336	43,783	158,205	183,143	218,518	240,616	241,975	254,058	282,632	323,173
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.34	$15.36	$13.01	$13.55	$12.46	$9.73	$8.29	$8.21	$7.13	$5.48
Value at end of period	$15.90	$17.34	$15.36	$13.01	$13.55	$12.46	$9.73	$8.29	$8.21	$7.13
Number of accumulation units outstanding at end of period	7,375	8,505	17,610	25,885	27,030	33,017	32,755	41,556	51,841	55,982
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.92	$15.48	$15.35	$14.33	$12.87	$9.44	$8.23	$8.22	$6.62	$5.16
Value at end of period	$20.88	$20.92	$15.48	$15.35	$14.33	$12.87	$9.44	$8.23	$8.22	$6.62
Number of accumulation units outstanding at end of period	35,115	35,850	72,043	85,693	95,909	105,228	107,067	117,742	135,781	145,772
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$12.12	$9.31	$9.80	$9.46	$10.29	$7.89	$6.53	$7.89	$6.97	$5.51
Value at end of period	$10.33	$12.12	$9.31	$9.80	$9.46	$10.29	$7.89	$6.53	$7.89	$6.97
Number of accumulation units outstanding at end of period	9,747	9,751	16,529	16,475	18,739	18,310	18,804	18,577	17,807	17,684

CFI 10

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$21.91	$19.80	$15.21	$16.42	$16.33	$11.99	$10.13	$10.52	$8.21	$6.35
Value at end of period	$19.09	$21.91	$19.80	$15.21	$16.42	$16.33	$11.99	$10.13	$10.52	$8.21
Number of accumulation units outstanding at end of period	4,343	5,899	26,083	33,486	36,399	37,992	34,173	36,623	28,417	14,398
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$75.39	$59.21	$57.89	$55.13	$50.84	$36.28	$37.21
Value at end of period	$72.66	$75.39	$59.21	$57.89	$55.13	$50.84	$36.28
Number of accumulation units outstanding at end of period	84	84	577	570	606	579	557
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$18.07	$15.97	$14.48	$15.37	$14.21	$11.00	$9.66	$9.66	$8.82	$6.87
Value at end of period	$16.37	$18.07	$15.97	$14.48	$15.37	$14.21	$11.00	$9.66	$9.66	$8.82
Number of accumulation units outstanding at end of period	0	0	0	0	524	626	626	24,961	26,419	27,508
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$25.05	$22.82	$18.09	$18.76	$17.86	$13.17	$11.35	$11.56	$9.27	$5.88
Value at end of period	$20.85	$25.05	$22.82	$18.09	$18.76	$17.86	$13.17	$11.35	$11.56	$9.27
Number of accumulation units outstanding at end of period	0	1,091	1,677	1,923	1,826	1,724	1,633	1,533	223	147
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$17.39	$16.28	$13.99	$14.54	$13.04	$10.00	$8.73	$9.10	$7.25	$5.73
Value at end of period	$14.78	$17.39	$16.28	$13.99	$14.54	$13.04	$10.00	$8.73	$9.10	$7.25
Number of accumulation units outstanding at end of period	0	0	0	0	12,976	12,751	12,253	11,650	12,026	11,642
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during February 2015)
Value at beginning of period	$10.92	$10.60	$10.36	$10.46
Value at end of period	$10.92	$10.92	$10.60	$10.36
Number of accumulation units outstanding at end of period	89,933	112,541	2,598	2,573
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$20.66	$17.45	$15.88	$15.97	$14.48	$10.50	$9.47	$9.77	$7.97	$6.12
Value at end of period	$19.43	$20.66	$17.45	$15.88	$15.97	$14.48	$10.50	$9.47	$9.77	$7.97
Number of accumulation units outstanding at end of period	0	2,559	2,559	2,504	2,334	2,151	2,399	2,075	1,386	0
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$14.95	$11.09	$10.37	$12.07	$12.68	$11.70	$9.68	$11.82	$9.31	$5.12
Value at end of period	$13.13	$14.95	$11.09	$10.37	$12.07	$12.68	$11.70	$9.68	$11.82	$9.31
Number of accumulation units outstanding at end of period	96	1,535	14,315	19,754	32,396	31,914	35,186	35,113	46,006	71,820
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$22.96	$20.11	$17.04	$18.11	$16.17	$11.47	$9.72	$9.94	$8.06	$5.87
Value at end of period	$20.59	$22.96	$20.11	$17.04	$18.11	$16.17	$11.47	$9.72	$9.94	$8.06
Number of accumulation units outstanding at end of period	355	355	4,760	8,191	7,279	7,808	7,014	6,524	6,402	6,145
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.34	$13.56	$12.81	$12.88	$11.93	$10.25	$9.21	$9.38	$8.39	$6.91
Value at end of period	$14.72	$15.34	$13.56	$12.81	$12.88	$11.93	$10.25	$9.21	$9.38	$8.39
Number of accumulation units outstanding at end of period	0	0	0	0	398	407	235	6,756	6,064	5,167
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.75	$14.23	$13.53	$13.91	$13.49	$14.86	$13.66	$12.24	$11.32	$9.56
Value at end of period	$14.43	$14.75	$14.23	$13.53	$13.91	$13.49	$14.86	$13.66	$12.24	$11.32
Number of accumulation units outstanding at end of period	2,880	2,881	9,981	16,606	15,745	19,433	24,687	33,361	18,202	18,459

CFI 11

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$18.12	$16.89	$14.79	$15.39	$15.38	$13.73	$11.83	$12.03	$10.19	$6.35
Value at end of period	$17.52	$18.12	$16.89	$14.79	$15.39	$15.38	$13.73	$11.83	$12.03	$10.19
Number of accumulation units outstanding at end of period	0	0	6,703	7,734	6,680	6,659	6,830	6,614	6,589	14,622
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during December 2015)
Value at beginning of period	$10.43	$10.12	$10.00	$10.03
Value at end of period	$10.48	$10.43	$10.12	$10.00
Number of accumulation units outstanding at end of period	657	1,362	5,299	1,868
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$17.38	$16.98	$15.98	$16.69	$16.44	$16.08	$13.88	$14.22	$12.62	$10.62
Value at end of period	$17.60	$17.38	$16.98	$15.98	$16.69	$16.44	$16.08	$13.88	$14.22	$12.62
Number of accumulation units outstanding at end of period	18,456	23,296	14,341	19,290	27,645	29,871	31,633	30,169	31,462	24,558
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$4.05	$3.70	$2.53	$3.44	$3.76	$7.74	$8.80	$10.71
Value at end of period	$3.55	$4.05	$3.70	$2.53	$3.44	$3.76	$7.74	$8.80
Number of accumulation units outstanding at end of period	0	0	16,641	337	1,692	1,752	1,471	63
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$16.43	$14.32	$13.28	$13.53	$12.74	$10.92	$9.61	$9.74	$8.53	$7.16
Value at end of period	$15.31	$16.43	$14.32	$13.28	$13.53	$12.74	$10.92	$9.61	$9.74	$8.53
Number of accumulation units outstanding at end of period	45,820	56,814	103,075	135,487	138,290	138,634	120,624	119,673	121,867	149,676
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.45	$13.18	$12.40	$12.96	$12.90	$13.44	$12.45	$12.01	$10.37	$8.53
Value at end of period	$14.16	$14.45	$13.18	$12.40	$12.96	$12.90	$13.44	$12.45	$12.01	$10.37
Number of accumulation units outstanding at end of period	19,377	9,468	21,928	26,608	35,445	38,989	49,319	45,989	48,040	46,923
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.40	$10.02	$9.45	$10.04
Value at end of period	$11.30	$12.40	$10.02	$9.45
Number of accumulation units outstanding at end of period	6,314	7,543	15,330	16,162
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.51	$10.45	$10.43	$10.43	$10.42	$10.42	$10.42	$10.42	$10.39	$10.36
Value at end of period	$10.67	$10.51	$10.45	$10.43	$10.43	$10.42	$10.42	$10.42	$10.42	$10.39
Number of accumulation units outstanding at end of period	40,943	32,349	34,419	38,594	53,242	50,446	45,828	68,239	74,008	75,330
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$19.77	$16.43	$14.97	$15.18	$13.71	$10.50	$9.07	$9.09	$7.96	$6.12
Value at end of period	$18.89	$19.77	$16.43	$14.97	$15.18	$13.71	$10.50	$9.07	$9.09	$7.96
Number of accumulation units outstanding at end of period	191,369	207,686	323,310	348,920	379,460	431,133	374,044	385,420	425,772	447,140
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$19.92	$18.76	$16.37	$16.71	$16.51	$15.64	$13.71	$13.13	$11.49	$7.69
Value at end of period	$19.29	$19.92	$18.76	$16.37	$16.71	$16.51	$15.64	$13.71	$13.13	$11.49
Number of accumulation units outstanding at end of period	0	1,482	2,614	5,498	6,990	7,053	7,906	5,355	3,888	3,694
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.87	$16.74	$15.18	$15.06	$13.22	$9.95	$8.69	$8.70	$7.63	$6.20
Value at end of period	$19.45	$20.87	$16.74	$15.18	$15.06	$13.22	$9.95	$8.69	$8.70	$7.63
Number of accumulation units outstanding at end of period	37,717	41,991	112,655	128,453	145,794	152,944	153,342	141,118	156,506	188,882

CFI 12

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$21.93	$19.31	$16.34	$16.64	$15.19	$11.29	$9.59	$9.70	$7.96	$6.04
Value at end of period	$18.79	$21.93	$19.31	$16.34	$16.64	$15.19	$11.29	$9.59	$9.70	$7.96
Number of accumulation units outstanding at end of period	9,773	10,857	53,772	65,618	71,260	88,567	90,639	100,862	108,330	120,490
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$21.64	$19.69	$15.46	$15.97	$15.15	$10.62	$9.45	$9.52	$7.75	$6.21
Value at end of period	$18.95	$21.64	$19.69	$15.46	$15.97	$15.15	$10.62	$9.45	$9.52	$7.75
Number of accumulation units outstanding at end of period	12,175	13,389	38,559	43,992	52,904	52,445	54,463	60,077	65,493	73,885
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.66	$14.91	$14.29	$14.20	$13.32	$13.33	$12.19	$11.33	$10.32	$9.25
Value at end of period	$15.57	$15.66	$14.91	$14.29	$14.20	$13.32	$13.33	$12.19	$11.33	$10.32
Number of accumulation units outstanding at end of period	49,347	64,341	142,729	173,998	94,548	91,054	98,333	105,331	109,267	123,769
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.23	$9.79	$9.71	$9.80	$10.42	$8.58	$7.22	$8.23	$7.63	$6.99
Value at end of period	$10.55	$12.23	$9.79	$9.71	$9.80	$10.42	$8.58	$7.22	$8.23	$7.63
Number of accumulation units outstanding at end of period	10,248	8,863	9,253	10,617	10,940	10,254	2,880	2,713	2,761	2,015
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$26.33	$20.30	$19.52	$18.35	$16.15	$12.33	$10.44	$10.34
Value at end of period	$25.94	$26.33	$20.30	$19.52	$18.35	$16.15	$12.33	$10.44
Number of accumulation units outstanding at end of period	269,954	309,283	94,864	109,685	118,698	87,123	90,959	82,588
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$19.15	$16.87	$14.81	$15.50	$14.08	$10.76	$9.38	$9.06	$7.59	$6.74
Value at end of period	$17.66	$19.15	$16.87	$14.81	$15.50	$14.08	$10.76	$9.38	$9.06	$7.59
Number of accumulation units outstanding at end of period	1,845	1,846	14,825	20,206	27,737	19,369	19,245	18,949	11,929	9,581
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.87	$20.68	$19.28	$19.18	$17.62	$13.35	$11.69	$11.75	$9.02	$6.37
Value at end of period	$23.93	$25.87	$20.68	$19.28	$19.18	$17.62	$13.35	$11.69	$11.75	$9.02
Number of accumulation units outstanding at end of period	16,565	18,644	29,087	30,097	31,184	30,387	25,486	22,859	26,750	12,540
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$38.22	$29.12	$27.32	$25.39	$22.45	$17.01	$14.86	$14.26	$12.64	$10.72
Value at end of period	$37.85	$38.22	$29.12	$27.32	$25.39	$22.45	$17.01	$14.86	$14.26	$12.64
Number of accumulation units outstanding at end of period	6,408	6,468	20,270	26,651	15,693	9,731	9,207	1,546	6,343	1,648
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.75	$18.56	$16.73	$16.39	$14.51	$10.99	$9.51	$9.27	$8.26	$6.68
Value at end of period	$21.96	$22.75	$18.56	$16.73	$16.39	$14.51	$10.99	$9.51	$9.27	$8.26
Number of accumulation units outstanding at end of period	98,201	108,222	10,601	11,045	1,640	2,559	4,944	2,557	5,311	3,960
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$28.63	$25.29	$21.93	$22.79	$20.31	$15.45	$13.33	$13.25	$11.92	$10.08
Value at end of period	$26.67	$28.63	$25.29	$21.93	$22.79	$20.31	$15.45	$13.33	$13.25	$11.92
Number of accumulation units outstanding at end of period	1,374	2,558	15,611	15,614	12,743	4,718	4,993	5,579	751	490
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$36.29	$29.18	$27.32	$27.53	$24.78	$18.37	$15.91	$16.26	$12.92	$11.44
Value at end of period	$34.34	$36.29	$29.18	$27.32	$27.53	$24.78	$18.37	$15.91	$16.26	$12.92
Number of accumulation units outstanding at end of period	1,238	1,238	1,754	2,293	1,754	1,755	1,748	1,734	1,815	1,989

CFI 13

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2011)
Value at beginning of period	$23.63	$20.03	$17.66	$18.17	$16.12	$12.02	$10.27	$9.30
Value at end of period	$21.43	$23.63	$20.03	$17.66	$18.17	$16.12	$12.02	$10.27
Number of accumulation units outstanding at end of period	78,764	85,744	13,214	11,086	9,822	2,765	682	362
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$24.04	$21.04	$17.37	$18.20	$17.34	$12.50	$10.77	$11.21	$10.08
Value at end of period	$21.33	$24.04	$21.04	$17.37	$18.20	$17.34	$12.50	$10.77	$11.21
Number of accumulation units outstanding at end of period	1,839	317	10,280	11,236	1,331	1,304	837	838	838
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.04	$21.09	$18.60	$18.77	$17.77	$12.78	$11.10	$11.00	$8.31	$6.34
Value at end of period	$21.07	$25.04	$21.09	$18.60	$18.77	$17.77	$12.78	$11.10	$11.00	$8.31
Number of accumulation units outstanding at end of period	35,248	38,573	476	4,532	476	288	288	0	11,109	0
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$23.63	$21.23	$17.06	$17.19	$16.14	$11.71	$10.23	$10.49	$8.43	$6.61
Value at end of period	$19.88	$23.63	$21.23	$17.06	$17.19	$16.14	$11.71	$10.23	$10.49	$8.43
Number of accumulation units outstanding at end of period	3,489	3,918	21,635	22,737	29,534	31,624	32,853	39,333	46,093	49,521
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.21	$13.19	$12.46	$12.47	$11.81	$10.15	$8.95	$9.23	$8.12	$6.45
Value at end of period	$14.34	$15.21	$13.19	$12.46	$12.47	$11.81	$10.15	$8.95	$9.23	$8.12
Number of accumulation units outstanding at end of period	3,598	3,599	3,599	4,392	7,498	6,934	30,128	38,964	36,058	35,287
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.89	$13.30	$12.52	$12.58	$11.91	$9.89	$8.60	$9.01	$7.87	$6.13
Value at end of period	$14.56	$15.89	$13.30	$12.52	$12.58	$11.91	$9.89	$8.60	$9.01	$7.87
Number of accumulation units outstanding at end of period	7,182	1,318	2,175	2,154	2,332	27,484	27,049	24,808	26,581	23,235
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.00	$13.20	$12.41	$12.53	$11.81	$9.56	$8.28	$8.73	$7.58	$5.84
Value at end of period	$14.37	$16.00	$13.20	$12.41	$12.53	$11.81	$9.56	$8.28	$8.73	$7.58
Number of accumulation units outstanding at end of period	14,974	14,980	14,976	14,535	15,438	14,064	10,218	8,279	6,491	4,877
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2018)
Value at beginning of period	$22.68
Value at end of period	$19.19
Number of accumulation units outstanding at end of period	215
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$15.17	$13.88	$13.29	$13.27	$12.55	$12.08
Value at end of period	$14.71	$15.17	$13.88	$13.29	$13.27	$12.55
Number of accumulation units outstanding at end of period	3,681	3,682	3,681	8,572	0	1,366
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$15.94	$14.42	$13.65	$13.67	$12.82	$11.44	$10.19	$10.01	$9.01	$7.64
Value at end of period	$15.30	$15.94	$14.42	$13.65	$13.67	$12.82	$11.44	$10.19	$10.01	$9.01
Number of accumulation units outstanding at end of period	12	469	2,795	2,809	2,786	2,701	2,496	2,340	2,189	2,025
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.22	$13.76	$12.87	$13.03	$12.22	$9.99	$8.68	$8.95	$7.91	$6.32
Value at end of period	$14.87	$16.22	$13.76	$12.87	$13.03	$12.22	$9.99	$8.68	$8.95	$7.91
Number of accumulation units outstanding at end of period	11,571	9,823	12,447	12,412	12,311	14,852	14,805	17,840	18,817	21,181

CFI 14

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.08	$14.04	$13.17	$13.24	$12.41	$10.65	$9.37	$9.43	$8.41	$6.91
Value at end of period	$15.10	$16.08	$14.04	$13.17	$13.24	$12.41	$10.65	$9.37	$9.43	$8.41
Number of accumulation units outstanding at end of period	8,230	8,419	12,464	18,875	18,565	18,875	15,095	14,467	13,919	13,436
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$14.01	$13.58	$13.27	$13.24	$12.52	$12.85	$12.37	$11.54	$10.87	$10.27
Value at end of period	$13.96	$14.01	$13.58	$13.27	$13.24	$12.52	$12.85	$12.37	$11.54	$10.87
Number of accumulation units outstanding at end of period	12,972	5,451	6,500	8,303	6,655	1,616	1,499	1,113	539	168
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.20	$23.58	$19.01	$19.34	$17.20	$13.09	$11.25	$11.62	$9.52	$7.02
Value at end of period	$22.44	$26.20	$23.58	$19.01	$19.34	$17.20	$13.09	$11.25	$11.62	$9.52
Number of accumulation units outstanding at end of period	3,029	3,029	3,029	2,255	3,196	3,587	3,523	3,295	5,600	3,911
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$22.08	$17.22	$16.35	$17.21	$16.50	$11.88	$9.93	$9.71	$7.68	$5.68
Value at end of period	$21.66	$22.08	$17.22	$16.35	$17.21	$16.50	$11.88	$9.93	$9.71	$7.68
Number of accumulation units outstanding at end of period	1,184	1,184	3,020	3,068	3,440	3,377	3,259	3,155	4,609	4,529
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.36	$14.77	$14.64	$14.85	$13.02	$12.52	$9.93	$10.47	$9.00	$6.73
Value at end of period	$14.96	$16.36	$14.77	$14.64	$14.85	$13.02	$12.52	$9.93	$10.47	$9.00
Number of accumulation units outstanding at end of period	14	14	6,912	8,175	5,311	4,997	7,307	3,374	3,368	2,537
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.60	$16.73	$16.05	$15.59	$12.01	$11.76	$10.18	$9.30	$7.27	$5.35
Value at end of period	$16.25	$17.60	$16.73	$16.05	$15.59	$12.01	$11.76	$10.18	$9.30	$7.27
Number of accumulation units outstanding at end of period	5,695	6,341	6,419	8,559	13,078	6,560	6,519	15,603	12,919	1,374
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$19.39	$15.95	$14.71	$14.29	$12.66	$9.40	$8.37	$8.78	$7.84	$5.96
Value at end of period	$17.65	$19.39	$15.95	$14.71	$14.29	$12.66	$9.40	$8.37	$8.78	$7.84
Number of accumulation units outstanding at end of period	0	0	726	1,903	1,831	3,970	3,774	3,779	3,935	3,941
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2010)
Value at beginning of period	$21.20	$19.12	$15.45	$15.92	$15.26	$10.90	$9.55	$9.81	$8.92
Value at end of period	$17.44	$21.20	$19.12	$15.45	$15.92	$15.26	$10.90	$9.55	$9.81
Number of accumulation units outstanding at end of period	0	0	0	830	830	830	830	829	830
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.98	$16.98	$14.41	$15.33	$14.05	$10.40	$8.77	$8.96	$7.78	$6.05
Value at end of period	$17.50	$19.98	$16.98	$14.41	$15.33	$14.05	$10.40	$8.77	$8.96	$7.78
Number of accumulation units outstanding at end of period	2,777	3,381	23,246	28,516	44,281	49,428	41,401	42,419	45,383	50,780
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$19.67	$17.74	$15.39	$15.71	$14.42	$11.54	$10.23	$10.34	$9.21	$7.51
Value at end of period	$17.81	$19.67	$17.74	$15.39	$15.71	$14.42	$11.54	$10.23	$10.34	$9.21
Number of accumulation units outstanding at end of period	10,361	10,522	41,939	45,864	59,988	67,772	66,464	81,359	90,750	97,347
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$20.14	$17.68	$14.75	$15.19	$13.80	$10.30	$8.99	$9.19	$8.17	$6.59
Value at end of period	$17.40	$20.14	$17.68	$14.75	$15.19	$13.80	$10.30	$8.99	$9.19	$8.17
Number of accumulation units outstanding at end of period	0	0	8,163	9,068	5,192	4,885	4,508	3,880	8,554	8,058
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.76	$8.92	$7.90	$9.38	$9.29	$9.86	$8.28	$10.13	$8.42	$4.91
Value at end of period	$10.62	$12.76	$8.92	$7.90	$9.38	$9.29	$9.86	$8.28	$10.13	$8.42
Number of accumulation units outstanding at end of period	488	2,456	728	779	817	935	866	2,060	3,561	14,026

CFI 15

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$23.60	$20.75	$18.09	$18.66	$16.23	$12.34	$10.28	$10.09	$8.21	$6.53
Value at end of period	$20.72	$23.60	$20.75	$18.09	$18.66	$16.23	$12.34	$10.28	$10.09	$8.21
Number of accumulation units outstanding at end of period	0	0	2,108	3,177	6,752	5,916	2,618	1,291	2,223	4,474
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$25.29	$21.89	$18.00	$18.69	$17.25	$12.41	$10.46	$10.60	$8.37	$6.57
Value at end of period	$22.63	$25.29	$21.89	$18.00	$18.69	$17.25	$12.41	$10.46	$10.60	$8.37
Number of accumulation units outstanding at end of period	1,163	1,163	1,163	1,163	1,163	1,163	1,588	1,662	1,663	1,669
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.32	$14.15	$14.12	$13.56	$13.26	$10.43	$8.57	$9.33	$8.04	$5.76
Value at end of period	$16.77	$19.32	$14.15	$14.12	$13.56	$13.26	$10.43	$8.57	$9.33	$8.04
Number of accumulation units outstanding at end of period	44,525	45,479	153,903	177,749	199,040	222,892	230,183	251,434	297,679	328,746
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$21.06	$19.61	$17.16	$17.99	$17.93	$15.96	$13.74	$13.84	$11.62	$6.96
Value at end of period	$20.50	$21.06	$19.61	$17.16	$17.99	$17.93	$15.96	$13.74	$13.84	$11.62
Number of accumulation units outstanding at end of period	5,276	5,549	5,850	6,618	6,433	6,244	6,160	12,344	8,249	6,907
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.92	$19.92	$18.43	$17.52	$15.62	$12.78	$11.16	$10.85	$9.52	$7.14
Value at end of period	$23.04	$22.92	$19.92	$18.43	$17.52	$15.62	$12.78	$11.16	$10.85	$9.52
Number of accumulation units outstanding at end of period	106,079	111,072	50,922	64,908	64,420	69,825	65,786	68,165	65,198	37,188
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.15	$19.35	$18.01	$17.66	$15.79	$11.68	$10.06	$10.44	$8.13	$5.55
Value at end of period	$23.37	$24.15	$19.35	$18.01	$17.66	$15.79	$11.68	$10.06	$10.44	$8.13
Number of accumulation units outstanding at end of period	21,609	23,002	71,344	85,651	105,463	128,535	134,939	156,105	164,714	185,936
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.69	$16.08	$13.54	$14.54	$13.53	$10.43	$8.90	$8.98	$7.81	$6.25
Value at end of period	$16.95	$18.69	$16.08	$13.54	$14.54	$13.53	$10.43	$8.90	$8.98	$7.81
Number of accumulation units outstanding at end of period	4,713	4,713	6,962	17,619	17,098	23,842	18,517	17,708	17,804	25,413
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$25.25	$18.90	$18.62	$16.80	$15.46	$11.10	$9.34	$9.44	$8.08	$5.65
Value at end of period	$24.97	$25.25	$18.90	$18.62	$16.80	$15.46	$11.10	$9.34	$9.44	$8.08
Number of accumulation units outstanding at end of period	24,709	22,787	45,344	66,274	57,957	70,040	68,451	67,183	76,054	78,945
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$11.77	$9.20	$9.03	$9.12	$9.22	$8.06	$6.79	$7.75	$6.81	$4.95
Value at end of period	$10.11	$11.77	$9.20	$9.03	$9.12	$9.22	$8.06	$6.79	$7.75	$6.81
Number of accumulation units outstanding at end of period	0	0	862	854	835	117	384	341	475	545
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.92	$10.56	$10.37	$10.73	$11.48	$9.55	$8.03	$9.13	$8.38	$6.34
Value at end of period	$10.99	$12.92	$10.56	$10.37	$10.73	$11.48	$9.55	$8.03	$9.13	$8.38
Number of accumulation units outstanding at end of period	20,488	20,588	49,778	53,833	55,097	64,695	68,620	64,735	67,137	74,448
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$14.92	$12.62	$11.38	$12.31	$12.66	$9.69	$7.96	$8.44	$7.83	$5.92
Value at end of period	$12.78	$14.92	$12.62	$11.38	$12.31	$12.66	$9.69	$7.96	$8.44	$7.83
Number of accumulation units outstanding at end of period	0	0	544	1,283	3,704	3,303	3,125	1,889	1,700	1,674
WANGER INTERNATIONAL
Value at beginning of period	$15.27	$11.49	$11.65	$11.64	$12.17	$9.95	$8.18	$9.59	$7.67	$5.12
Value at end of period	$12.56	$15.27	$11.49	$11.65	$11.64	$12.17	$9.95	$8.18	$9.59	$7.67
Number of accumulation units outstanding at end of period	0	0	0	673	673	673	673	1,970	1,968	2,200

CFI 16

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
WANGER SELECT
Value at beginning of period	$19.74	$15.59	$13.75	$13.72	$13.30	$9.88	$8.34	$10.13	$8.01	$4.82
Value at end of period	$17.29	$19.74	$15.59	$13.75	$13.72	$13.30	$9.88	$8.34	$10.13	$8.01
Number of accumulation units outstanding at end of period	2,061	4,071	4,070	4,071	7,723	10,336	10,765	10,617	9,156	8,455
WANGER USA
Value at beginning of period	$22.48	$18.80	$16.54	$16.64	$15.88	$11.87	$9.89	$10.25	$8.31	$5.84
Value at end of period	$22.16	$22.48	$18.80	$16.54	$16.64	$15.88	$11.87	$9.89	$10.25	$8.31
Number of accumulation units outstanding at end of period	26	26	4,492	5,469	5,491	7,821	8,662	9,263	8,731	9,424
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$22.98	$20.69	$16.05	$16.82	$15.67	$11.35	$10.00	$10.22	$8.34	$6.42
Value at end of period	$19.83	$22.98	$20.69	$16.05	$16.82	$15.67	$11.35	$10.00	$10.22	$8.34
Number of accumulation units outstanding at end of period	787	787	1,094	439	492	490	490	490	363	1,708

TABLE 3
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.10%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$23.64	$18.35	$17.07	$17.47
Value at end of period	$24.20	$23.64	$18.35	$17.07
Number of accumulation units outstanding at end of period	0	0	2,735	1,011
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$22.82	$18.77	$17.18	$17.45
Value at end of period	$21.60	$22.82	$18.77	$17.18
Number of accumulation units outstanding at end of period	0	0	3,500	1,007
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2014)
Value at beginning of period	$13.40	$13.01	$12.44	$12.72	$12.69
Value at end of period	$13.05	$13.40	$13.01	$12.44	$12.72
Number of accumulation units outstanding at end of period	0	0	24,868	17,382	12,063
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$21.82	$17.71	$15.76	$15.27	$14.03	$10.69	$10.49
Value at end of period	$20.34	$21.82	$17.71	$15.76	$15.27	$14.03	$10.69
Number of accumulation units outstanding at end of period	355	169,245	162,853	115,784	95,126	60,186	48,899
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.80	$15.63	$14.79	$14.42	$14.18	$10.97	$10.70
Value at end of period	$17.86	$19.80	$15.63	$14.79	$14.42	$14.18	$10.97
Number of accumulation units outstanding at end of period	56	10,930	9,747	11,586	10,388	13,635	8,509

CFI 17

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.27	$12.87	$12.53	$12.52	$11.87	$12.12	$12.08
Value at end of period	$13.24	$13.27	$12.87	$12.53	$12.52	$11.87	$12.12
Number of accumulation units outstanding at end of period	21	14,068	6,794	9,184	3,785	16,710	10,824
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$33.60	$26.67	$24.62	$23.40	$21.44	$16.03	$13.31	$14.01	$12.49	$9.29
Value at end of period	$32.57	$33.60	$26.67	$24.62	$23.40	$21.44	$16.03	$13.31	$14.01	$12.49
Number of accumulation units outstanding at end of period	726	239,731	232,357	254,642	264,753	265,515	259,161	504	464	421
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$29.47	$24.56	$21.69	$21.76	$19.59	$14.88	$13.24	$12.39	$10.94	$6.45
Value at end of period	$28.56	$29.47	$24.56	$21.69	$21.76	$19.59	$14.88	$13.24	$12.39	$10.94
Number of accumulation units outstanding at end of period	518	121,538	119,499	107,204	105,219	100,058	111,096	0	0	0
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.06	$10.74	$11.90	$12.39	$12.53	$10.02	$9.53
Value at end of period	$12.52	$14.06	$10.74	$11.90	$12.39	$12.53	$10.02
Number of accumulation units outstanding at end of period	0	15,043	52,710	45,651	32,058	2,213	1,292
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$24.32	$21.74	$20.18	$20.65	$18.86	$16.00	$16.06
Value at end of period	$23.65	$24.32	$21.74	$20.18	$20.65	$18.86	$16.00
Number of accumulation units outstanding at end of period	0	2,806	2,819	2,785	2,060	2,096	3,186
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.63
Value at end of period	$9.34
Number of accumulation units outstanding at end of period	396
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$20.40	$18.02	$15.83	$16.71	$15.56
Value at end of period	$17.63	$20.40	$18.02	$15.83	$16.71
Number of accumulation units outstanding at end of period	0	0	103,255	82,239	58,203
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$47.96	$39.39	$36.51	$36.30	$32.46	$24.75	$21.28	$21.86	$18.66	$13.77
Value at end of period	$44.86	$47.96	$39.39	$36.51	$36.30	$32.46	$24.75	$21.28	$21.86	$18.66
Number of accumulation units outstanding at end of period	1,469	455,164	519,078	537,161	550,778	493,378	486,225	213	209	203
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.41	$26.96	$22.87	$23.84	$21.95	$17.14	$14.63	$14.50	$12.61	$9.69
Value at end of period	$27.86	$30.41	$26.96	$22.87	$23.84	$21.95	$17.14	$14.63	$14.50	$12.61
Number of accumulation units outstanding at end of period	473	100,440	96,917	99,334	104,146	108,184	113,405	260	248	234
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$35.60	$26.37	$26.19	$24.46	$22.00	$16.15	$14.10	$14.08	$11.35	$8.86
Value at end of period	$35.50	$35.60	$26.37	$26.19	$24.46	$22.00	$16.15	$14.10	$14.08	$11.35
Number of accumulation units outstanding at end of period	561	128,418	127,667	129,178	132,088	132,639	141,171	91	91	90
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$22.36	$17.18	$18.12	$17.50	$19.06	$14.63	$13.88
Value at end of period	$19.03	$22.36	$17.18	$18.12	$17.50	$19.06	$14.63
Number of accumulation units outstanding at end of period	28	9,340	9,188	9,696	6,496	6,441	6,858

CFI 18

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$43.35	$39.22	$30.15	$32.59	$32.44	$23.83	$20.15	$20.96	$16.36	$12.68
Value at end of period	$37.73	$43.35	$39.22	$30.15	$32.59	$32.44	$23.83	$20.15	$20.96	$16.36
Number of accumulation units outstanding at end of period	463	79,677	79,613	84,598	90,844	94,934	97,307	238	222	206
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$74.96	$58.92	$57.67	$54.98	$50.75	$36.25	$36.63
Value at end of period	$72.17	$74.96	$58.92	$57.67	$54.98	$50.75	$36.25
Number of accumulation units outstanding at end of period	11	2,923	2,658	2,465	2,385	2,288	2,218
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$21.36	$18.90	$17.15	$18.22	$16.87	$13.06	$11.48	$11.50	$10.51	$8.20
Value at end of period	$19.34	$21.36	$18.90	$17.15	$18.22	$16.87	$13.06	$11.48	$11.50	$10.51
Number of accumulation units outstanding at end of period	95	10,744	9,883	9,876	13,639	9,270	8,935	0	0	0
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during July 2015)
Value at beginning of period	$14.24	$10.73	$10.56	$11.51
Value at end of period	$13.50	$14.24	$10.73	$10.56
Number of accumulation units outstanding at end of period	0	0	3,342	2,653
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$29.02	$27.19	$23.38	$24.33	$21.84	$16.77	$14.66	$15.29	$12.20	$9.64
Value at end of period	$24.63	$29.02	$27.19	$23.38	$24.33	$21.84	$16.77	$14.66	$15.29	$12.20
Number of accumulation units outstanding at end of period	561	107,583	104,333	120,052	122,321	118,887	114,648	82	70	57
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$107.24	$79.65	$74.59	$86.88	$91.36	$84.40	$69.91	$85.44	$67.35	$37.10
Value at end of period	$94.12	$107.24	$79.65	$74.59	$86.88	$91.36	$84.40	$69.91	$85.44	$67.35
Number of accumulation units outstanding at end of period	141	47,309	43,784	43,034	42,781	40,368	38,164	22	18	14
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during October 2012)
Value at beginning of period	$32.24	$28.27	$23.97	$25.50	$22.81	$16.19	$15.62
Value at end of period	$28.89	$32.24	$28.27	$23.97	$25.50	$22.81	$16.19
Number of accumulation units outstanding at end of period	6	11,203	8,787	7,789	12,267	11,171	2,704
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$21.54	$19.05	$18.02	$18.14	$16.81	$14.46	$14.29
Value at end of period	$20.64	$21.54	$19.05	$18.02	$18.14	$16.81	$14.46
Number of accumulation units outstanding at end of period	25	2,982	3,950	3,821	3,023	2,656	6,368
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.50	$16.90	$16.08	$16.55	$16.07	$17.71	$17.60
Value at end of period	$17.10	$17.50	$16.90	$16.08	$16.55	$16.07	$17.71
Number of accumulation units outstanding at end of period	647	158,153	150,247	140,773	145,022	147,031	136,537
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$22.84	$21.32	$18.68	$19.47	$19.47	$17.39	$16.95
Value at end of period	$22.06	$22.84	$21.32	$18.68	$19.47	$19.47	$17.39
Number of accumulation units outstanding at end of period	210	84,814	69,777	69,423	71,399	54,662	42,419

CFI 19

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$37.31	$36.49	$34.38	$35.95	$35.43	$34.69	$29.99	$30.75	$27.31	$23.00
Value at end of period	$37.74	$37.31	$36.49	$34.38	$35.95	$35.43	$34.69	$29.99	$30.75	$27.31
Number of accumulation units outstanding at end of period	142	21,394	20,330	26,733	27,196	24,599	26,712	7	6	5
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.46	$23.09	$21.44	$21.86	$20.60	$17.67	$15.57	$15.79	$13.85	$11.63
Value at end of period	$24.63	$26.46	$23.09	$21.44	$21.86	$20.60	$17.67	$15.57	$15.79	$13.85
Number of accumulation units outstanding at end of period	409	68,815	68,010	74,433	76,359	84,772	83,651	66	66	66
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.07	$15.58	$14.67	$15.17	$15.12	$15.77	$15.80
Value at end of period	$16.71	$17.07	$15.58	$14.67	$15.17	$15.12	$15.77
Number of accumulation units outstanding at end of period	360	80,049	78,006	70,637	69,694	73,989	76,424
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.36	$10.00	$9.44	$10.04
Value at end of period	$11.26	$12.36	$10.00	$9.44
Number of accumulation units outstanding at end of period	512	85,663	92,110	107,678
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.43	$14.36	$14.35	$14.36	$14.37	$14.38	$14.39
Value at end of period	$14.64	$14.43	$14.36	$14.35	$14.36	$14.37	$14.38
Number of accumulation units outstanding at end of period	892	91,391	125,916	101,306	103,456	111,436	99,589
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.34	$19.42	$17.71	$17.98	$16.26	$12.45	$10.77	$10.81	$9.48	$7.29
Value at end of period	$22.28	$23.34	$19.42	$17.71	$17.98	$16.26	$12.45	$10.77	$10.81	$9.48
Number of accumulation units outstanding at end of period	792	151,614	153,119	159,709	160,772	166,922	152,682	188	187	186
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.74	$25.49	$23.14	$22.97	$20.19	$15.21	$13.30	$13.33	$11.71	$9.51
Value at end of period	$29.55	$31.74	$25.49	$23.14	$22.97	$20.19	$15.21	$13.30	$13.33	$11.71
Number of accumulation units outstanding at end of period	311	54,992	53,908	72,699	68,027	37,725	33,638	294	294	294
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$59.59	$52.52	$44.50	$45.35	$41.44	$30.83	$26.22	$26.55	$21.80	$16.57
Value at end of period	$50.99	$59.59	$52.52	$44.50	$45.35	$41.44	$30.83	$26.22	$26.55	$21.80
Number of accumulation units outstanding at end of period	690	164,036	153,766	150,142	154,521	155,922	148,870	35	35	35
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$43.34	$39.47	$31.03	$32.09	$30.47	$21.37	$19.04	$19.20	$15.64	$12.54
Value at end of period	$37.93	$43.34	$39.47	$31.03	$32.09	$30.47	$21.37	$19.04	$19.20	$15.64
Number of accumulation units outstanding at end of period	536	91,176	82,340	78,581	79,692	83,188	79,653	100	91	80
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$26.08	$24.85	$23.84	$23.73	$22.26	$22.31	$20.42	$19.01	$17.32	$15.54
Value at end of period	$25.91	$26.08	$24.85	$23.84	$23.73	$22.26	$22.31	$20.42	$19.01	$17.32
Number of accumulation units outstanding at end of period	1,632	342,701	484,864	428,891	154,384	145,532	135,956	11	10	8
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.11	$9.71	$9.64	$9.73	$10.36	$8.54	$7.20	$8.20	$7.62	$6.98
Value at end of period	$10.44	$12.11	$9.71	$9.64	$9.73	$10.36	$8.54	$7.20	$8.20	$7.62
Number of accumulation units outstanding at end of period	71	7,581	73,314	73,255	54,039	9,202	15,357	51	38	25

CFI 20

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$26.15	$20.17	$19.42	$18.28	$16.10	$12.31	$10.43	$10.33
Value at end of period	$25.73	$26.15	$20.17	$19.42	$18.28	$16.10	$12.31	$10.43
Number of accumulation units outstanding at end of period	172	44,733	42,267	37,148	31,019	16,560	14,213	53
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$18.27	$16.10	$14.15	$14.83	$13.48	$10.31	$9.00	$8.70	$7.30	$6.49
Value at end of period	$16.82	$18.27	$16.10	$14.15	$14.83	$13.48	$10.31	$9.00	$8.70	$7.30
Number of accumulation units outstanding at end of period	3,045	515,500	524,899	577,615	607,099	646,937	625,390	160	155	148
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$39.98	$32.00	$29.86	$29.73	$27.34	$20.74	$20.69
Value at end of period	$36.96	$39.98	$32.00	$29.86	$29.73	$27.34	$20.74
Number of accumulation units outstanding at end of period	117	48,644	82,639	71,979	56,196	33,476	30,375
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$37.89	$28.90	$27.14	$25.25	$22.35	$16.95	$17.44
Value at end of period	$37.49	$37.89	$28.90	$27.14	$25.25	$22.35	$16.95
Number of accumulation units outstanding at end of period	164	21,190	15,473	9,999	10,925	10,789	17,219
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$22.53	$18.40	$16.60	$16.28	$14.47
Value at end of period	$21.73	$22.53	$18.40	$16.60	$16.28
Number of accumulation units outstanding at end of period	0	0	119,713	93,090	66,048
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$23.40	$19.86	$17.53	$18.05	$16.63
Value at end of period	$21.20	$23.40	$19.86	$17.53	$18.05
Number of accumulation units outstanding at end of period	0	0	44,309	35,923	31,417
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$23.81	$20.86	$17.24	$18.08	$17.55
Value at end of period	$21.10	$23.81	$20.86	$17.24	$18.08
Number of accumulation units outstanding at end of period	0	0	48,278	37,827	32,880
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$26.65	$22.47	$19.83	$20.03	$18.99	$13.67	$13.60
Value at end of period	$22.40	$26.65	$22.47	$19.83	$20.03	$18.99	$13.67
Number of accumulation units outstanding at end of period	142	68,779	93,257	89,463	74,586	64,961	64,892
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$53.17	$47.82	$38.45	$38.80	$36.45	$26.49	$23.15	$23.77	$19.13	$15.01
Value at end of period	$44.70	$53.17	$47.82	$38.45	$38.80	$36.45	$26.49	$23.15	$23.77	$19.13
Number of accumulation units outstanding at end of period	351	122,279	118,344	113,827	111,377	106,106	102,714	0	0	0
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.94	$17.32	$16.37	$16.40	$15.55	$13.38	$13.22
Value at end of period	$18.78	$19.94	$17.32	$16.37	$16.40	$15.55	$13.38
Number of accumulation units outstanding at end of period	3,120	309,132	254,668	233,332	213,934	207,545	183,303

CFI 21

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$21.63	$18.12	$17.08	$17.18	$16.27	$13.53	$13.32
Value at end of period	$19.80	$21.63	$18.12	$17.08	$17.18	$16.27	$13.53
Number of accumulation units outstanding at end of period	4,846	381,618	352,012	353,750	319,965	278,405	245,400
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$22.52	$18.59	$17.49	$17.68	$16.68	$13.52	$13.32
Value at end of period	$20.20	$22.52	$18.59	$17.49	$17.68	$16.68	$13.52
Number of accumulation units outstanding at end of period	3,594	686,117	638,732	573,680	509,461	447,287	368,560
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$21.29	$17.52	$16.47	$16.63	$15.67	$12.70	$12.49
Value at end of period	$19.02	$21.29	$17.52	$16.47	$16.63	$15.67	$12.70
Number of accumulation units outstanding at end of period	646	199,673	163,785	134,647	101,667	71,671	42,347
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.68	$16.19	$15.51	$15.51	$14.68	$13.74	$13.68
Value at end of period	$17.12	$17.68	$16.19	$15.51	$15.51	$14.68	$13.74
Number of accumulation units outstanding at end of period	412	126,011	133,957	145,718	87,637	84,606	93,046
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$24.18	$21.90	$20.74	$20.80	$19.53	$17.44	$15.54	$15.28	$13.77	$11.70
Value at end of period	$23.18	$24.18	$21.90	$20.74	$20.80	$19.53	$17.44	$15.54	$15.28	$13.77
Number of accumulation units outstanding at end of period	17	5,359	4,688	4,507	5,129	11,052	11,112	9	9	9
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.42	$19.89	$18.62	$18.86	$17.72	$14.49	$14.26
Value at end of period	$21.45	$23.42	$19.89	$18.62	$18.86	$17.72	$14.49
Number of accumulation units outstanding at end of period	4	9,371	5,128	4,936	2,062	2,265	2,772
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.48	$20.53	$19.27	$19.40	$18.20	$15.63	$15.40
Value at end of period	$22.04	$23.48	$20.53	$19.27	$19.40	$18.20	$15.63
Number of accumulation units outstanding at end of period	0	18,391	15,107	14,605	15,164	12,898	12,297
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$43.73	$39.39	$31.79	$32.38	$28.82	$21.96	$18.89	$19.53	$16.02	$11.82
Value at end of period	$37.42	$43.73	$39.39	$31.79	$32.38	$28.82	$21.96	$18.89	$19.53	$16.02
Number of accumulation units outstanding at end of period	224	15,867	22,333	14,436	16,279	16,637	6,031	0	0	0
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$44.15	$34.47	$32.76	$34.53	$33.13	$23.88	$19.98	$19.56	$15.48	$11.46
Value at end of period	$43.27	$44.15	$34.47	$32.76	$34.53	$33.13	$23.88	$19.98	$19.56	$15.48
Number of accumulation units outstanding at end of period	168	25,168	23,779	29,026	30,225	31,239	30,046	211	203	194
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.21	$14.64	$14.53	$14.75	$12.95	$12.47	$9.90	$10.45	$8.99	$6.73
Value at end of period	$14.81	$16.21	$14.64	$14.53	$14.75	$12.95	$12.47	$9.90	$10.45	$8.99
Number of accumulation units outstanding at end of period	831	159,343	157,367	156,462	135,376	129,226	117,501	90	70	49

CFI 22

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$20.41	$19.42	$18.65	$18.14	$15.27
Value at end of period	$18.83	$20.41	$19.42	$18.65	$18.14
Number of accumulation units outstanding at end of period	0	0	11,211	9,243	7,133
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$44.17	$36.37	$33.58	$32.64	$28.97	$21.52	$21.41
Value at end of period	$40.16	$44.17	$36.37	$33.58	$32.64	$28.97	$21.52
Number of accumulation units outstanding at end of period	5	2,397	1,852	1,543	1,860	1,737	2,993
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$30.67	$26.09	$22.17	$23.60	$21.65	$16.05	$13.54	$13.85	$12.04	$9.38
Value at end of period	$26.84	$30.67	$26.09	$22.17	$23.60	$21.65	$16.05	$13.54	$13.85	$12.04
Number of accumulation units outstanding at end of period	199	9,617	9,025	10,691	9,683	13,523	4,967	148	132	114
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.00	$22.56	$19.59	$20.02	$18.40	$14.74	$13.08	$13.23	$11.80	$9.62
Value at end of period	$22.61	$25.00	$22.56	$19.59	$20.02	$18.40	$14.74	$13.08	$13.23	$11.80
Number of accumulation units outstanding at end of period	1,045	122,813	124,381	133,811	138,769	144,017	140,209	607	607	607
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$27.09	$23.81	$19.87	$20.49	$18.63	$13.93	$13.94
Value at end of period	$23.39	$27.09	$23.81	$19.87	$20.49	$18.63	$13.93
Number of accumulation units outstanding at end of period	100	2,565	570	6,586	10,425	11,792	1,232
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.80	$22.26	$19.73	$23.45	$23.26	$24.70	$20.76	$25.42	$21.15	$12.34
Value at end of period	$26.44	$31.80	$22.26	$19.73	$23.45	$23.26	$24.70	$20.76	$25.42	$21.15
Number of accumulation units outstanding at end of period	0	0	0	80	80	80	80	69	56	42
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$44.67	$39.31	$34.31	$35.42	$30.84	$23.47	$19.57	$19.24	$15.66	$12.48
Value at end of period	$39.18	$44.67	$39.31	$34.31	$35.42	$30.84	$23.47	$19.57	$19.24	$15.66
Number of accumulation units outstanding at end of period	73	14,956	14,220	13,927	8,955	9,649	7,427	159	150	141
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$29.29	$21.48	$21.45	$20.62	$20.17	$15.89	$13.07	$14.24	$12.28	$8.81
Value at end of period	$25.40	$29.29	$21.48	$21.45	$20.62	$20.17	$15.89	$13.07	$14.24	$12.28
Number of accumulation units outstanding at end of period	841	136,583	137,257	148,783	152,883	169,607	172,634	423	421	419
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$23.91	$22.29	$19.52	$20.49	$21.01
Value at end of period	$23.25	$23.91	$22.29	$19.52	$20.49
Number of accumulation units outstanding at end of period	0	0	6,455	5,012	3,786
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$30.31	$26.37	$24.43	$23.24	$20.74	$16.99	$14.85	$14.45	$12.69	$9.53
Value at end of period	$30.44	$30.31	$26.37	$24.43	$23.24	$20.74	$16.99	$14.85	$14.45	$12.69
Number of accumulation units outstanding at end of period	1,327	512,988	524,983	444,957	394,175	323,985	275,397	83	83	83
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$33.88	$27.18	$25.32	$24.85	$22.24	$16.47	$14.20	$14.76	$11.50	$7.86
Value at end of period	$32.75	$33.88	$27.18	$25.32	$24.85	$22.24	$16.47	$14.20	$14.76	$11.50
Number of accumulation units outstanding at end of period	441	55,527	56,577	57,862	54,905	56,748	55,835	442	419	392

CFI 23

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$36.25	$31.22	$26.31	$28.29	$26.35	$20.33	$20.02
Value at end of period	$32.84	$36.25	$31.22	$26.31	$28.29	$26.35	$20.33
Number of accumulation units outstanding at end of period	31	21,496	19,063	22,110	21,957	25,492	21,172
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$45.04	$33.75	$33.28	$30.06	$27.69	$19.90	$16.75	$16.95	$14.52	$10.17
Value at end of period	$44.50	$45.04	$33.75	$33.28	$30.06	$27.69	$19.90	$16.75	$16.95	$14.52
Number of accumulation units outstanding at end of period	734	248,052	246,644	260,415	261,639	257,213	245,079	168	165	162
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$22.23	$17.40	$17.09	$17.27	$17.48	$15.31	$12.90	$14.73	$12.96	$9.43
Value at end of period	$19.07	$22.23	$17.40	$17.09	$17.27	$17.48	$15.31	$12.90	$14.73	$12.96
Number of accumulation units outstanding at end of period	0	0	0	35	35	35	35	30	22	14
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.80	$10.47	$10.29	$10.66	$11.42	$9.50	$8.00	$9.10	$8.37	$6.34
Value at end of period	$10.87	$12.80	$10.47	$10.29	$10.66	$11.42	$9.50	$8.00	$9.10	$8.37
Number of accumulation units outstanding at end of period	343	13,690	15,219	19,656	14,217	10,653	8,414	287	259	228
WANGER INTERNATIONAL
Value at beginning of period	$16.95	$12.76	$12.96	$12.96	$13.57	$11.10	$9.14	$10.72	$8.59	$5.74
Value at end of period	$13.93	$16.95	$12.76	$12.96	$12.96	$13.57	$11.10	$9.14	$10.72	$8.59
Number of accumulation units outstanding at end of period	170	5,598	18,685	6,063	20,137	10,678	11,140	95	95	95
WANGER SELECT
Value at beginning of period	$34.27	$27.08	$23.92	$23.88	$23.18	$17.24	$14.57	$17.71	$14.01	$8.44
Value at end of period	$29.99	$34.27	$27.08	$23.92	$23.88	$23.18	$17.24	$14.57	$17.71	$14.01
Number of accumulation units outstanding at end of period	407	97,348	94,503	106,402	112,788	115,678	121,183	22	20	16
WANGER USA
Value at beginning of period	$33.79	$28.29	$24.91	$25.09	$23.96	$17.93	$14.96	$15.52	$12.59	$8.86
Value at end of period	$33.27	$33.79	$28.29	$24.91	$25.09	$23.96	$17.93	$14.96	$15.52	$12.59
Number of accumulation units outstanding at end of period	241	39,921	40,529	50,655	52,044	53,568	52,295	44	41	37
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$56.85	$51.24	$39.80	$41.74	$38.91	$28.21	$24.89	$25.47	$20.79	$16.03
Value at end of period	$49.00	$56.85	$51.24	$39.80	$41.74	$38.91	$28.21	$24.89	$25.47	$20.79
Number of accumulation units outstanding at end of period	229	34,527	33,728	39,085	43,456	44,890	46,010	27	24	19

TABLE 4
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.15%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.34	$12.96	$12.39	$12.68	$12.37	$12.83
Value at end of period	$12.98	$13.34	$12.96	$12.39	$12.68	$12.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,316

CFI 24

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during December 2013)
Value at beginning of period	$24.98	$22.43	$18.11	$20.23	$18.47	$18.47
Value at end of period	$20.31	$24.98	$22.43	$18.11	$20.23	$18.47
Number of accumulation units outstanding at end of period	139	159	159	298	298	127
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.99	$10.69	$11.85	$12.34	$12.48	$10.94
Value at end of period	$12.45	$13.99	$10.69	$11.85	$12.34	$12.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,445
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.30	$17.94	$15.76	$16.65	$14.89	$12.84
Value at end of period	$17.54	$20.30	$17.94	$15.76	$16.65	$14.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	18,238
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$47.49	$39.03	$36.19	$36.00	$32.21	$27.79
Value at end of period	$44.40	$47.49	$39.03	$36.19	$36.00	$32.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	19,678
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$26.20	$25.38
Value at end of period	$24.38	$26.20
Number of accumulation units outstanding at end of period	635	680
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.29	$14.23	$14.22	$14.24	$14.26	$14.27
Value at end of period	$14.49	$14.29	$14.23	$14.22	$14.24	$14.26
Number of accumulation units outstanding at end of period	15	15	0	0	0	2,332
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$23.12	$21.91
Value at end of period	$22.05	$23.12
Number of accumulation units outstanding at end of period	1,728	1,836
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.05	$9.67	$9.60	$9.70	$10.33	$9.14
Value at end of period	$10.38	$12.05	$9.67	$9.60	$9.70	$10.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	21,063
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$39.66	$31.75	$29.64	$29.53	$27.17	$23.60
Value at end of period	$36.63	$39.66	$31.75	$29.64	$29.53	$27.17
Number of accumulation units outstanding at end of period	95	109	109	205	205	9,786
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$22.42	$18.32	$16.54	$16.22	$14.39	$12.60
Value at end of period	$21.62	$22.42	$18.32	$16.54	$16.22	$14.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	29,107

CFI 25

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.29	$19.77	$17.46	$17.99	$15.99	$13.94
Value at end of period	$21.09	$23.29	$19.77	$17.46	$17.99	$15.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	9,648
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.69	$20.77	$17.17	$18.02	$17.20	$14.52
Value at end of period	$20.99	$23.69	$20.77	$17.17	$18.02	$17.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	13,787
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$26.43	$22.29	$19.69	$19.90	$18.87	$15.91
Value at end of period	$22.20	$26.43	$22.29	$19.69	$19.90	$18.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,868
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.29	$19.32	$18.56	$18.06	$13.92	$14.55
Value at end of period	$18.71	$20.29	$19.32	$18.56	$18.06	$13.92
Number of accumulation units outstanding at end of period	356	407	407	766	765	1,735
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2013)
Value at beginning of period	$31.60	$22.13	$19.62	$23.33	$23.16	$23.16
Value at end of period	$26.26	$31.60	$22.13	$19.62	$23.33	$23.16
Number of accumulation units outstanding at end of period	115	132	132	247	247	101
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2013)
Value at beginning of period	$34.56	$29.95	$24.67	$25.65	$23.71	$23.71
Value at end of period	$30.88	$34.56	$29.95	$24.67	$25.65	$23.71
Number of accumulation units outstanding at end of period	109	125	125	236	236	99
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.77	$22.17	$19.43	$20.40	$20.36	$19.39
Value at end of period	$23.10	$23.77	$22.17	$19.43	$20.40	$20.36
Number of accumulation units outstanding at end of period	126	144	144	271	271	3,258
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2013)
Value at beginning of period	$30.12	$26.21	$24.30	$23.12	$20.65	$20.65
Value at end of period	$30.23	$30.12	$26.21	$24.30	$23.12	$20.65
Number of accumulation units outstanding at end of period	124	142	142	267	267	114
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.73	$10.42	$10.25	$10.62	$11.39	$10.08
Value at end of period	$10.81	$12.73	$10.42	$10.25	$10.62	$11.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	561

CFI 26

Condensed Financial Information (continued)

TABLE 5
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during October 2010)
Value at beginning of period	$28.67	$22.55	$22.17	$21.69	$20.75	$15.44	$13.47	$14.25	$13.42
Value at end of period	$28.12	$28.67	$22.55	$22.17	$21.69	$20.75	$15.44	$13.47	$14.25
Number of accumulation units outstanding at end of period	0	94	361	344	331	313	297	15	6
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.22	$12.86	$12.31	$12.61	$12.32	$13.59	$12.77	$11.33	$10.92
Value at end of period	$12.86	$13.22	$12.86	$12.31	$12.61	$12.32	$13.59	$12.77	$11.33
Number of accumulation units outstanding at end of period	3,480	2,852	1,484	1,192	1,313	593	6,582	9,470	1,690
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during July 2010)
Value at beginning of period	$21.50	$17.48	$15.58	$15.12	$13.92	$10.61	$9.08	$9.28	$7.52
Value at end of period	$20.02	$21.50	$17.48	$15.58	$15.12	$13.92	$10.61	$9.08	$9.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	26,633
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$19.52	$15.42	$14.62	$14.28	$14.06	$10.90	$8.95	$10.48	$8.40	$5.48
Value at end of period	$17.58	$19.52	$15.42	$14.62	$14.28	$14.06	$10.90	$8.95	$10.48	$8.40
Number of accumulation units outstanding at end of period	191	167	133	293	340	293	246	3,294	6,334	162
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.08	$12.70	$12.39	$12.39	$11.77	$12.04	$11.40	$10.73	$10.55
Value at end of period	$13.03	$13.08	$12.70	$12.39	$12.39	$11.77	$12.04	$11.40	$10.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	2,489
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$32.91	$26.17	$24.19	$23.03	$21.13	$15.83	$13.16	$13.87	$12.38	$9.23
Value at end of period	$31.86	$32.91	$26.17	$24.19	$23.03	$21.13	$15.83	$13.16	$13.87	$12.38
Number of accumulation units outstanding at end of period	91	86	258	663	787	644	541	782	218,149	470
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$28.87	$24.10	$21.31	$21.41	$19.31	$14.68	$13.09	$12.26	$10.85	$9.14
Value at end of period	$27.94	$28.87	$24.10	$21.31	$21.41	$19.31	$14.68	$13.09	$12.26	$10.85
Number of accumulation units outstanding at end of period	81	74	65	57	794	771	814	839	120,051	226
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.79	$22.28	$18.01	$20.14	$18.40	$12.77	$10.99	$11.91
Value at end of period	$20.13	$24.79	$22.28	$18.01	$20.14	$18.40	$12.77	$10.99
Number of accumulation units outstanding at end of period	0	26	26	26	26	24	18	2,700
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2011)
Value at beginning of period	$39.07	$33.80	$29.32	$30.65	$27.69	$19.19	$15.99	$19.62
Value at end of period	$33.64	$39.07	$33.80	$29.32	$30.65	$27.69	$19.19	$15.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	96

CFI 27

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.84	$10.59	$11.75	$12.25	$12.40	$9.93	$7.94	$8.58	$8.13	$5.64
Value at end of period	$12.30	$13.84	$10.59	$11.75	$12.25	$12.40	$9.93	$7.94	$8.58	$8.13
Number of accumulation units outstanding at end of period	0	0	0	0	35	53	473	316	1,949	145
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.62	$21.14	$19.65	$20.14	$18.42	$15.65	$14.20	$13.61	$12.17	$9.74
Value at end of period	$22.93	$23.62	$21.14	$19.65	$20.14	$18.42	$15.65	$14.20	$13.61	$12.17
Number of accumulation units outstanding at end of period	278	276	318	316	404	415	2,991	7,853	3,078	42
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$46.57	$38.31	$35.56	$35.41	$31.71	$24.21	$20.85	$21.45	$18.34	$13.55
Value at end of period	$43.49	$46.57	$38.31	$35.56	$35.41	$31.71	$24.21	$20.85	$21.45	$18.34
Number of accumulation units outstanding at end of period	59,549	63,624	67,557	72,744	77,557	96,589	238,720	238,424	458,761	18,750
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.53	$26.22	$22.27	$23.25	$21.44	$16.77	$14.33	$14.23	$12.39	$9.54
Value at end of period	$27.01	$29.53	$26.22	$22.27	$23.25	$21.44	$16.77	$14.33	$14.23	$12.39
Number of accumulation units outstanding at end of period	15,855	14,991	15,726	17,154	19,258	21,819	89,416	93,694	132,701	11,560
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$34.57	$25.64	$25.50	$23.85	$21.49	$15.80	$13.81	$13.82	$11.16	$8.72
Value at end of period	$34.42	$34.57	$25.64	$25.50	$23.85	$21.49	$15.80	$13.81	$13.82	$11.16
Number of accumulation units outstanding at end of period	26,346	25,972	27,191	31,718	38,383	53,249	156,769	155,677	161,664	7,718
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.72	$16.71	$17.64	$17.07	$18.62	$14.31	$11.88	$14.38	$12.74	$10.10
Value at end of period	$18.45	$21.72	$16.71	$17.64	$17.07	$18.62	$14.31	$11.88	$14.38	$12.74
Number of accumulation units outstanding at end of period	14,473	15,393	13,481	14,346	15,806	19,503	35,531	32,505	8,381	1,554
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$42.29	$38.32	$29.51	$31.94	$31.84	$23.43	$19.84	$20.67	$16.16	$12.54
Value at end of period	$36.76	$42.29	$38.32	$29.51	$31.94	$31.84	$23.43	$19.84	$20.67	$16.16
Number of accumulation units outstanding at end of period	17,389	18,225	22,654	25,497	28,592	38,388	86,728	83,559	98,563	46
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$74.31	$58.50	$57.35	$54.75	$50.61	$36.21	$37.20
Value at end of period	$71.44	$74.31	$58.50	$57.35	$54.75	$50.61	$36.21
Number of accumulation units outstanding at end of period	661	622	493	493	1,087	1,766	5,110
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$20.77	$18.40	$16.73	$17.80	$16.50	$12.80	$11.27	$11.30	$10.34	$8.08
Value at end of period	$18.77	$20.77	$18.40	$16.73	$17.80	$16.50	$12.80	$11.27	$11.30	$10.34
Number of accumulation units outstanding at end of period	1,818	1,818	1,818	1,877	2,067	4,041	20,343	18,670	8,437	60
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$28.31	$26.57	$22.88	$23.84	$21.43	$16.49	$14.43	$15.07	$12.04	$9.54
Value at end of period	$23.99	$28.31	$26.57	$22.88	$23.84	$21.43	$16.49	$14.43	$15.07	$12.04
Number of accumulation units outstanding at end of period	11,085	11,906	15,448	16,874	20,098	28,984	128,754	128,102	120,327	16
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during March 2017)
Value at beginning of period	$10.80	$10.52
Value at end of period	$10.76	$10.80
Number of accumulation units outstanding at end of period	1,731	487

CFI 28

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during January 2011)
Value at beginning of period	$23.19	$19.64	$17.92	$18.06	$16.42	$11.93	$10.80	$11.27
Value at end of period	$21.76	$23.19	$19.64	$17.92	$18.06	$16.42	$11.93	$10.80
Number of accumulation units outstanding at end of period	435	616	90	78	69	27	18	309
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$104.47	$77.71	$72.89	$85.02	$89.54	$82.84	$68.72	$84.12	$66.41	$36.63
Value at end of period	$91.56	$104.47	$77.71	$72.89	$85.02	$89.54	$82.84	$68.72	$84.12	$66.41
Number of accumulation units outstanding at end of period	1,083	805	574	678	920	903	765	1,095	34,387	923
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$31.64	$27.78	$23.59	$25.13	$22.51	$16.00	$13.60	$13.94	$11.32	$8.27
Value at end of period	$28.30	$31.64	$27.78	$23.59	$25.13	$22.51	$16.00	$13.60	$13.94	$11.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	308	2,689	610
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$20.98	$18.59	$17.61	$17.75	$16.47	$14.20	$12.79	$13.06	$10.89
Value at end of period	$20.08	$20.98	$18.59	$17.61	$17.75	$16.47	$14.20	$12.79	$13.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	9,263
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$17.14	$16.58	$15.80	$16.28	$15.83	$17.49	$16.12	$14.47	$13.42	$11.37
Value at end of period	$16.72	$17.14	$16.58	$15.80	$16.28	$15.83	$17.49	$16.12	$14.47	$13.42
Number of accumulation units outstanding at end of period	0	42	42	42	42	38	829	817	25,893	878
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$22.38	$20.92	$18.36	$19.16	$19.19	$17.17	$14.83	$15.12	$12.84	$8.02
Value at end of period	$21.58	$22.38	$20.92	$18.36	$19.16	$19.19	$17.17	$14.83	$15.12	$12.84
Number of accumulation units outstanding at end of period	1,075	1,018	1,110	1,525	1,823	1,756	1,728	1,683	45,663	1,811
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$36.40	$35.65	$33.65	$35.23	$34.77	$34.10	$29.52	$30.31	$26.97	$22.75
Value at end of period	$36.77	$36.40	$35.65	$33.65	$35.23	$34.77	$34.10	$29.52	$30.31	$26.97
Number of accumulation units outstanding at end of period	4,470	2,663	3,538	3,141	2,766	2,502	2,106	1,930	28,543	3,225
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.70	$22.45	$20.88	$21.33	$20.13	$17.29	$15.25	$15.49	$13.61	$11.44
Value at end of period	$23.88	$25.70	$22.45	$20.88	$21.33	$20.13	$17.29	$15.25	$15.49	$13.61
Number of accumulation units outstanding at end of period	38,478	53,610	56,709	56,677	64,118	87,159	125,251	127,231	129,977	39,380
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.74	$15.30	$14.43	$15.12	$15.09	$15.76	$14.64	$14.15	$12.11	$9.98
Value at end of period	$16.36	$16.74	$15.30	$14.43	$15.12	$15.09	$15.76	$14.64	$14.15	$12.11
Number of accumulation units outstanding at end of period	11,628	12,477	12,075	12,769	20,728	26,666	126,185	150,574	80,815	4,910
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.31	$9.97	$9.43	$10.04
Value at end of period	$11.19	$12.31	$9.97	$9.43
Number of accumulation units outstanding at end of period	22,935	24,785	29,492	35,696
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$18.36	$18.13	$17.88	$17.64	$16.86	$17.22	$16.78	$15.66	$15.53
Value at end of period	$18.47	$18.36	$18.13	$17.88	$17.64	$16.86	$17.22	$16.78	$15.66
Number of accumulation units outstanding at end of period	1,659	1,657	1,469	296	1,713	2,626	1,934	811	301

CFI 29

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.01	$13.96	$13.97	$14.01	$14.04	$14.07	$14.10	$14.14	$14.14	$14.13
Value at end of period	$14.20	$14.01	$13.96	$13.97	$14.01	$14.04	$14.07	$14.10	$14.14	$14.14
Number of accumulation units outstanding at end of period	34,814	35,345	40,218	54,424	61,512	85,264	294,949	284,731	96,671	1,351
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.67	$18.88	$17.24	$17.54	$15.88	$12.18	$10.55	$10.61	$9.32	$7.17
Value at end of period	$21.60	$22.67	$18.88	$17.24	$17.54	$15.88	$12.18	$10.55	$10.61	$9.32
Number of accumulation units outstanding at end of period	100,257	110,967	115,615	122,188	140,731	173,367	269,718	272,902	310,416	125,289
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$23.03	$21.74	$19.01	$19.45	$19.28	$18.30	$16.09	$15.44	$13.55	$9.09
Value at end of period	$22.23	$23.03	$21.74	$19.01	$19.45	$19.28	$18.30	$16.09	$15.44	$13.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.82	$24.79	$22.54	$22.41	$19.73	$14.88	$13.03	$13.08	$11.50	$9.36
Value at end of period	$28.65	$30.82	$24.79	$22.54	$22.41	$19.73	$14.88	$13.03	$13.08	$11.50
Number of accumulation units outstanding at end of period	27,722	20,904	17,697	21,915	25,391	31,862	99,583	98,686	46,527	16,104
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$57.86	$51.07	$43.34	$44.24	$40.48	$30.16	$25.69	$26.05	$21.42	$16.30
Value at end of period	$49.44	$57.86	$51.07	$43.34	$44.24	$40.48	$30.16	$25.69	$26.05	$21.42
Number of accumulation units outstanding at end of period	21,207	23,186	25,129	25,868	27,353	34,697	88,735	86,553	149,806	4,981
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$42.09	$38.38	$30.22	$31.30	$29.76	$20.91	$18.65	$18.84	$15.37	$12.34
Value at end of period	$36.78	$42.09	$38.38	$30.22	$31.30	$29.76	$20.91	$18.65	$18.84	$15.37
Number of accumulation units outstanding at end of period	3,487	4,850	4,491	3,967	4,731	6,638	21,058	22,072	93,201	3,055
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$21.26	$17.67	$16.42	$16.78	$15.82	$12.78	$11.05	$11.70
Value at end of period	$19.37	$21.26	$17.67	$16.42	$16.78	$15.82	$12.78	$11.05
Number of accumulation units outstanding at end of period	0	27	27	27	27	25	17	9
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.32	$24.17	$23.22	$23.14	$21.75	$21.83	$20.01	$18.65	$17.02	$15.29
Value at end of period	$25.12	$25.32	$24.17	$23.22	$23.14	$21.75	$21.83	$20.01	$18.65	$17.02
Number of accumulation units outstanding at end of period	14,808	18,200	16,674	17,714	18,809	25,080	101,996	90,151	139,371	13,448
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.94	$9.58	$9.53	$9.64	$10.27	$8.48	$7.16	$8.17	$7.60	$6.96
Value at end of period	$10.27	$11.94	$9.58	$9.53	$9.64	$10.27	$8.48	$7.16	$8.17	$7.60
Number of accumulation units outstanding at end of period	5,337	5,139	4,073	5,570	5,769	7,991	19,122	21,403	9,245	2,282
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.87	$19.99	$19.27	$18.16	$16.03	$12.27	$10.41	$10.33
Value at end of period	$25.42	$25.87	$19.99	$19.27	$18.16	$16.03	$12.27	$10.41
Number of accumulation units outstanding at end of period	19,183	19,677	18,859	20,438	28,771	13,229	39,568	30,626
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.95	$15.85	$13.95	$14.64	$13.33	$10.21	$8.92	$8.64	$7.26	$6.46
Value at end of period	$16.51	$17.95	$15.85	$13.95	$14.64	$13.33	$10.21	$8.92	$8.64	$7.26
Number of accumulation units outstanding at end of period	77,581	81,635	92,521	100,964	104,535	140,431	336,551	344,568	364,387	5,911

CFI 30

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$39.01	$31.26	$29.22	$29.14	$26.84	$20.39	$17.90	$18.04	$13.72
Value at end of period	$36.00	$39.01	$31.26	$29.22	$29.14	$26.84	$20.39	$17.90	$18.04
Number of accumulation units outstanding at end of period	12,896	11,193	10,548	14,062	15,532	21,264	31,648	29,105	14,880
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$37.40	$28.57	$26.87	$25.04	$22.19	$16.85	$14.76	$14.20	$11.40
Value at end of period	$36.95	$37.40	$28.57	$26.87	$25.04	$22.19	$16.85	$14.76	$14.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	3,486
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.21	$18.16	$16.41	$16.12	$14.31	$10.86	$9.42	$9.21	$8.23	$6.97
Value at end of period	$21.39	$22.21	$18.16	$16.41	$16.12	$14.31	$10.86	$9.42	$9.21	$8.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	3,413	796
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$26.00	$21.95	$19.41	$19.63	$18.63	$13.43	$11.69	$11.62	$8.80	$6.74
Value at end of period	$21.82	$26.00	$21.95	$19.41	$19.63	$18.63	$13.43	$11.69	$11.62	$8.80
Number of accumulation units outstanding at end of period	34,096	38,944	42,803	49,883	54,322	70,513	314,376	324,939	35,169	584
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$51.63	$46.51	$37.45	$37.84	$35.61	$25.91	$22.68	$23.32	$18.80	$14.77
Value at end of period	$43.34	$51.63	$46.51	$37.45	$37.84	$35.61	$25.91	$22.68	$23.32	$18.80
Number of accumulation units outstanding at end of period	11,558	12,235	13,933	16,062	17,045	20,639	54,120	55,124	88,279	3,545
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$19.57	$17.01	$16.11	$16.16	$15.35	$13.23	$11.69	$12.09	$10.65	$8.49
Value at end of period	$18.40	$19.57	$17.01	$16.11	$16.16	$15.35	$13.23	$11.69	$12.09	$10.65
Number of accumulation units outstanding at end of period	30,976	26,648	31,427	33,375	33,784	40,721	57,966	50,074	138,473	4,187
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$21.22	$17.81	$16.81	$16.93	$16.06	$13.38	$11.65	$12.25	$10.72	$8.37
Value at end of period	$19.40	$21.22	$17.81	$16.81	$16.93	$16.06	$13.38	$11.65	$12.25	$10.72
Number of accumulation units outstanding at end of period	24,366	21,825	26,020	28,596	36,002	49,183	89,230	68,010	153,460	1,379
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$22.10	$18.27	$17.21	$17.42	$16.46	$13.37	$11.61	$12.27	$10.68	$8.25
Value at end of period	$19.79	$22.10	$18.27	$17.21	$17.42	$16.46	$13.37	$11.61	$12.27	$10.68
Number of accumulation units outstanding at end of period	42,280	43,773	41,208	47,216	53,716	59,086	68,053	45,607	207,136	0
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$21.05	$17.34	$16.33	$16.52	$15.58	$12.65	$10.98	$11.60	$10.75
Value at end of period	$18.78	$21.05	$17.34	$16.33	$16.52	$15.58	$12.65	$10.98	$11.60
Number of accumulation units outstanding at end of period	40,218	32,851	26,732	10,134	7,254	5,864	297	66	2,762
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.34	$15.91	$15.26	$15.29	$14.49	$13.58	$12.40	$12.39	$11.33	$9.69
Value at end of period	$16.77	$17.34	$15.91	$15.26	$15.29	$14.49	$13.58	$12.40	$12.39	$11.33
Number of accumulation units outstanding at end of period	2,227	7,849	8,207	20,027	588	614	2,150	2,947	88,986	0
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.48	$21.29	$20.20	$20.29	$19.08	$17.06	$15.23	$15.00	$13.54	$11.51
Value at end of period	$22.48	$23.48	$21.29	$20.20	$20.29	$19.08	$17.06	$15.23	$15.00	$13.54
Number of accumulation units outstanding at end of period	2,112	2,813	3,110	3,539	4,850	7,248	21,175	20,935	2,171	524

CFI 31

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.74	$19.34	$18.13	$18.40	$17.31	$14.18	$12.36	$12.76	$11.32	$9.06
Value at end of period	$20.80	$22.74	$19.34	$18.13	$18.40	$17.31	$14.18	$12.36	$12.76	$11.32
Number of accumulation units outstanding at end of period	1,415	2,143	2,273	2,352	2,843	2,384	3,655	4,651	3,363	1,364
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.80	$19.96	$18.77	$18.92	$17.78	$15.29	$13.49	$13.60	$12.17	$10.02
Value at end of period	$21.37	$22.80	$19.96	$18.77	$18.92	$17.78	$15.29	$13.49	$13.60	$12.17
Number of accumulation units outstanding at end of period	585	1,017	1,180	1,209	1,142	1,170	14,658	13,765	11,931	6,623
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$29.94	$24.71	$22.18	$21.99	$19.45	$14.77	$12.79	$12.59	$11.00	$8.74
Value at end of period	$28.48	$29.94	$24.71	$22.18	$21.99	$19.45	$14.77	$12.79	$12.59	$11.00
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$42.71	$38.54	$31.14	$31.77	$28.32	$21.61	$18.62	$19.28	$15.84	$11.70
Value at end of period	$36.49	$42.71	$38.54	$31.14	$31.77	$28.32	$21.61	$18.62	$19.28	$15.84
Number of accumulation units outstanding at end of period	870	987	1,198	1,027	1,130	1,046	818	1,561	2,924	685
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$43.12	$33.72	$32.09	$33.88	$32.55	$23.50	$19.69	$19.31	$15.30	$11.35
Value at end of period	$42.20	$43.12	$33.72	$32.09	$33.88	$32.55	$23.50	$19.69	$19.31	$15.30
Number of accumulation units outstanding at end of period	2,271	2,160	2,027	1,867	1,714	2,069	2,091	3,231	28,664	1,926
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.98	$14.46	$14.37	$14.61	$12.84	$12.39	$9.85	$10.41	$8.97	$6.72
Value at end of period	$14.58	$15.98	$14.46	$14.37	$14.61	$12.84	$12.39	$9.85	$10.41	$8.97
Number of accumulation units outstanding at end of period	0	0	180	144	108	75	40	1	84,966	388
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.05	$19.11	$18.38	$17.90	$13.82	$13.57	$11.78	$10.78	$8.45	$6.23
Value at end of period	$18.47	$20.05	$19.11	$18.38	$17.90	$13.82	$13.57	$11.78	$10.78	$8.45
Number of accumulation units outstanding at end of period	2,457	2,492	2,270	2,692	2,959	1,589	1,994	1,518	71	309
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$43.12	$35.55	$32.88	$32.01	$28.44	$21.16	$18.90	$19.87	$17.78	$13.54
Value at end of period	$39.14	$43.12	$35.55	$32.88	$32.01	$28.44	$21.16	$18.90	$19.87	$17.78
Number of accumulation units outstanding at end of period	0	0	0	0	0	136	136	136	5,907	767
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$22.60	$20.42	$16.55	$17.10	$16.43	$11.77	$10.33	$10.64	$8.51	$6.84
Value at end of period	$18.54	$22.60	$20.42	$16.55	$17.10	$16.43	$11.77	$10.33	$10.64	$8.51
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$29.96	$25.52	$21.72	$23.16	$21.27	$15.80	$13.35	$13.67	$11.90	$9.28
Value at end of period	$26.18	$29.96	$25.52	$21.72	$23.16	$21.27	$15.80	$13.35	$13.67	$11.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	5,182	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.32	$22.89	$19.91	$20.38	$18.75	$14.56	$13.37	$13.55	$12.09	$9.88
Value at end of period	$22.87	$25.32	$22.89	$19.91	$20.38	$18.75	$14.56	$13.37	$13.55	$12.09
Number of accumulation units outstanding at end of period	200,318	227,537	229,777	252,085	287,391	347,145	885,952	855,441	159,124	13,635
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$26.58	$23.40	$19.56	$20.20	$18.39	$13.77	$12.05	$12.35	$11.00	$8.90
Value at end of period	$22.91	$26.58	$23.40	$19.56	$20.20	$18.39	$13.77	$12.05	$12.35	$11.00
Number of accumulation units outstanding at end of period	1,865	1,113	755	539	453	431	414	591	3,262	350

CFI 32

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.20	$21.87	$19.41	$23.11	$22.96	$24.42	$20.55	$25.21	$21.01	$12.28
Value at end of period	$25.90	$31.20	$21.87	$19.41	$23.11	$22.96	$24.42	$20.55	$25.21	$21.01
Number of accumulation units outstanding at end of period	458	458	458	458	458	458	547	1,156	163	163
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$43.63	$38.46	$33.62	$34.76	$30.30	$23.09	$19.29	$18.99	$15.48	$12.35
Value at end of period	$38.21	$43.63	$38.46	$33.62	$34.76	$30.30	$23.09	$19.29	$18.99	$15.48
Number of accumulation units outstanding at end of period	1,893	1,697	1,338	1,554	1,397	1,225	657	0	5,736	1,870
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$29.83	$21.91	$21.91	$20.32	$20.67	$15.70	$13.43	$14.65	$12.66	$9.09
Value at end of period	$25.83	$29.83	$21.91	$21.91	$20.32	$20.67	$15.70	$13.43	$14.65	$12.66
Number of accumulation units outstanding at end of period	53,071	56,758	53,839	59,967	81,590	112,764	375,352	381,617	211,304	18,565
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$23.49	$21.94	$19.24	$20.23	$20.21	$18.03	$15.56	$15.71	$13.23	$7.94
Value at end of period	$22.81	$23.49	$21.94	$19.24	$20.23	$20.21	$18.03	$15.56	$15.71	$13.23
Number of accumulation units outstanding at end of period	1,308	2,036	1,525	928	1,312	1,786	1,260	930	965	788
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$29.74	$25.91	$24.04	$22.90	$20.47	$16.79	$14.71	$14.33	$12.60	$9.48
Value at end of period	$29.82	$29.74	$25.91	$24.04	$22.90	$20.47	$16.79	$14.71	$14.33	$12.60
Number of accumulation units outstanding at end of period	11,731	14,169	16,514	14,407	10,540	7,820	7,575	7,243	211,022	8,508
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$34.20	$27.47	$25.64	$25.19	$21.95	$16.75	$14.46	$15.05	$11.74	$7.81
Value at end of period	$33.01	$34.20	$27.47	$25.64	$25.19	$21.95	$16.75	$14.46	$15.05	$11.74
Number of accumulation units outstanding at end of period	27,207	26,432	7,758	9,290	32,271	39,017	67,934	66,180	84,000	26,332
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$35.47	$30.59	$25.82	$27.80	$25.94	$20.04	$17.14	$17.34	$15.12	$12.13
Value at end of period	$32.08	$35.47	$30.59	$25.82	$27.80	$25.94	$20.04	$17.14	$17.34	$15.12
Number of accumulation units outstanding at end of period	0	0	0	0	114	104	93	821	23,085	47
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$43.73	$32.82	$32.41	$29.32	$27.05	$19.47	$16.42	$16.63	$14.27	$10.01
Value at end of period	$43.15	$43.73	$32.82	$32.41	$29.32	$27.05	$19.47	$16.42	$16.63	$14.27
Number of accumulation units outstanding at end of period	8,693	9,115	8,476	8,549	10,514	12,319	58,142	45,946	203,597	2,350
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.61	$10.33	$10.17	$10.55	$11.32	$9.44	$7.96	$9.06	$8.35	$6.33
Value at end of period	$10.70	$12.61	$10.33	$10.17	$10.55	$11.32	$9.44	$7.96	$9.06	$8.35
Number of accumulation units outstanding at end of period	10,767	10,323	10,100	10,719	11,045	12,563	21,810	24,026	12,754	5,403
WANGER INTERNATIONAL
Value at beginning of period	$16.68	$12.58	$12.79	$12.81	$13.43	$11.01	$9.08	$10.66	$8.55	$5.72
Value at end of period	$13.69	$16.68	$12.58	$12.79	$12.81	$13.43	$11.01	$9.08	$10.66	$8.55
Number of accumulation units outstanding at end of period	1,966	1,487	2,601	2,812	2,558	2,401	2,271	5,513	6,894	474
WANGER SELECT
Value at beginning of period	$33.58	$26.57	$23.50	$23.50	$22.84	$17.02	$14.40	$17.54	$13.89	$8.38
Value at end of period	$29.33	$33.58	$26.57	$23.50	$23.50	$22.84	$17.02	$14.40	$17.54	$13.89
Number of accumulation units outstanding at end of period	729	713	810	657	639	468	274	303	120,047	1,265
WANGER USA
Value at beginning of period	$33.11	$27.76	$24.48	$24.69	$23.62	$17.70	$14.79	$15.36	$12.48	$8.80
Value at end of period	$32.54	$33.11	$27.76	$24.48	$24.69	$23.62	$17.70	$14.79	$15.36	$12.48
Number of accumulation units outstanding at end of period	2,479	603	509	853	786	778	1,064	1,028	50,005	450

CFI 33

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$55.38	$50.00	$38.89	$40.84	$38.14	$27.69	$24.47	$25.07	$20.11
Value at end of period	$47.67	$55.38	$50.00	$38.89	$40.84	$38.14	$27.69	$24.47	$25.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	45,589

TABLE 6
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2010)
Value at beginning of period	$28.54	$22.47	$22.09	$21.63	$20.70	$15.41	$13.45	$14.24	$12.46
Value at end of period	$27.98	$28.54	$22.47	$22.09	$21.63	$20.70	$15.41	$13.45	$14.24
Number of accumulation units outstanding at end of period	2,101	270	268	249	230	407	185	161	19
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$23.21	$18.05	$16.82	$16.94	$14.90	$12.17	$10.97	$11.22	$9.70	$7.90
Value at end of period	$23.70	$23.21	$18.05	$16.82	$16.94	$14.90	$12.17	$10.97	$11.22	$9.70
Number of accumulation units outstanding at end of period	5,671	7,360	11,806	11,711	17,922	24,314	28,567	19,813	19,116	9,708
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.39	$18.46	$16.93	$17.48	$16.07	$12.42	$11.37	$11.18	$10.00	$8.19
Value at end of period	$21.16	$22.39	$18.46	$16.93	$17.48	$16.07	$12.42	$11.37	$11.18	$10.00
Number of accumulation units outstanding at end of period	10,532	8,176	13,705	16,228	25,720	35,420	31,039	25,060	21,015	11,231
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.17	$12.81	$12.27	$12.58	$12.29	$13.56	$12.75	$11.32	$10.76	$10.20
Value at end of period	$12.80	$13.17	$12.81	$12.27	$12.58	$12.29	$13.56	$12.75	$11.32	$10.76
Number of accumulation units outstanding at end of period	1,374	2,413	2,979	3,400	2,308	2,353	3,620	2,392	4,053	4,657
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$21.40	$17.41	$15.52	$15.07	$13.88	$10.59	$9.07	$9.27	$8.16	$6.14
Value at end of period	$19.91	$21.40	$17.41	$15.52	$15.07	$13.88	$10.59	$9.07	$9.27	$8.16
Number of accumulation units outstanding at end of period	46,599	44,055	35,758	29,164	28,379	20,319	14,117	4,102	3,061	15,264
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$19.42	$15.36	$14.56	$14.23	$14.02	$10.87	$8.94	$10.46	$8.40	$5.48
Value at end of period	$17.49	$19.42	$15.36	$14.56	$14.23	$14.02	$10.87	$8.94	$10.46	$8.40
Number of accumulation units outstanding at end of period	9,125	10,652	13,693	16,340	14,617	12,131	12,073	10,062	7,684	2,107
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$13.01	$12.64	$12.34	$12.35	$11.74	$12.01	$11.38	$10.72	$10.02	$8.75
Value at end of period	$12.96	$13.01	$12.64	$12.34	$12.35	$11.74	$12.01	$11.38	$10.72	$10.02
Number of accumulation units outstanding at end of period	4,840	5,626	3,610	5,468	3,067	1,995	3,122	1,738	1,060	2,597

CFI 34

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$32.69	$26.00	$24.05	$22.90	$21.03	$15.76	$13.11	$13.82	$12.35	$9.21
Value at end of period	$31.63	$32.69	$26.00	$24.05	$22.90	$21.03	$15.76	$13.11	$13.82	$12.35
Number of accumulation units outstanding at end of period	80,250	78,405	78,126	81,015	87,235	84,560	74,283	72,655	72,540	263,366
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$28.67	$23.94	$21.19	$21.30	$19.22	$14.62	$13.04	$12.22	$10.82	$9.12
Value at end of period	$27.73	$28.67	$23.94	$21.19	$21.30	$19.22	$14.62	$13.04	$12.22	$10.82
Number of accumulation units outstanding at end of period	55,619	55,708	56,303	58,385	56,954	56,662	55,989	50,887	54,243	163,758
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2010)
Value at beginning of period	$24.69	$22.21	$17.96	$20.09	$18.37	$12.75	$10.98	$11.79	$10.63
Value at end of period	$20.05	$24.69	$22.21	$17.96	$20.09	$18.37	$12.75	$10.98	$11.79
Number of accumulation units outstanding at end of period	4,046	5,154	6,450	11,364	11,272	10,959	7,028	6,840	4,984
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2013)
Value at beginning of period	$38.75	$33.54	$29.11	$30.44	$27.52	$18.93
Value at end of period	$33.35	$38.75	$33.54	$29.11	$30.44	$27.52
Number of accumulation units outstanding at end of period	973	908	1,056	1,500	3,141	4,615
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$13.76	$10.54	$11.70	$12.20	$12.36	$9.90	$7.92	$8.57	$8.11	$5.82
Value at end of period	$12.23	$13.76	$10.54	$11.70	$12.20	$12.36	$9.90	$7.92	$8.57	$8.11
Number of accumulation units outstanding at end of period	9,975	12,202	11,669	20,311	12,157	7,358	2,721	2,546	1,233	7,775
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during December 2015)
Value at beginning of period	$12.31	$10.57	$9.19	$9.07
Value at end of period	$11.69	$12.31	$10.57	$9.19
Number of accumulation units outstanding at end of period	2,037	1,999	915	402
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.80	$9.48	$10.12	$10.61
Value at end of period	$12.70	$11.80	$9.48	$10.12
Number of accumulation units outstanding at end of period	3,981	5,439	4,313	6,102
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.39	$20.95	$19.48	$19.98	$18.28	$15.54	$14.10	$13.53	$12.10	$9.69
Value at end of period	$22.70	$23.39	$20.95	$19.48	$19.98	$18.28	$15.54	$14.10	$13.53	$12.10
Number of accumulation units outstanding at end of period	2,058	2,530	2,220	7,663	7,770	5,608	5,656	4,749	6,428	8,552
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$17.23	$16.14	$15.33	$14.64	$11.28	$10.98	$9.51	$9.84
Value at end of period	$16.46	$17.23	$16.14	$15.33	$14.64	$11.28	$10.98	$9.51
Number of accumulation units outstanding at end of period	5,454	5,874	5,623	4,809	2,086	575	11,435	12,148
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.63
Value at end of period	$9.32
Number of accumulation units outstanding at end of period	1,219

CFI 35

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$20.01	$17.71	$15.59	$16.49	$14.76	$10.96	$9.43	$9.89	$8.07	$6.12
Value at end of period	$17.26	$20.01	$17.71	$15.59	$16.49	$14.76	$10.96	$9.43	$9.89	$8.07
Number of accumulation units outstanding at end of period	2,512	2,388	2,306	2,409	2,337	2,111	1,525	1,303	1,470	1,131
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2015)
Value at beginning of period	$17.26	$15.50	$11.87	$13.22
Value at end of period	$14.19	$17.26	$15.50	$11.87
Number of accumulation units outstanding at end of period	1,564	1,565	187	173
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$46.12	$37.95	$35.25	$35.12	$31.46	$24.04	$20.71	$21.31	$18.24	$13.48
Value at end of period	$43.05	$46.12	$37.95	$35.25	$35.12	$31.46	$24.04	$20.71	$21.31	$18.24
Number of accumulation units outstanding at end of period	58,952	65,905	72,271	87,909	98,206	97,006	98,760	95,945	308,801	737,447
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.24	$25.98	$22.08	$23.06	$21.27	$16.65	$14.24	$14.14	$12.32	$9.49
Value at end of period	$26.73	$29.24	$25.98	$22.08	$23.06	$21.27	$16.65	$14.24	$14.14	$12.32
Number of accumulation units outstanding at end of period	23,192	27,552	36,824	43,597	47,100	46,714	64,898	65,858	153,469	299,834
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$34.23	$25.40	$25.28	$23.66	$21.32	$15.68	$13.72	$13.73	$11.09	$8.67
Value at end of period	$34.07	$34.23	$25.40	$25.28	$23.66	$21.32	$15.68	$13.72	$13.73	$11.09
Number of accumulation units outstanding at end of period	81,958	85,946	80,674	80,655	92,923	102,025	97,948	95,959	243,469	406,574
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.50	$16.56	$17.49	$16.93	$18.47	$14.20	$11.80	$14.29	$12.67	$10.04
Value at end of period	$18.26	$21.50	$16.56	$17.49	$16.93	$18.47	$14.20	$11.80	$14.29	$12.67
Number of accumulation units outstanding at end of period	8,105	8,538	9,370	8,838	7,408	7,913	10,365	10,351	36,295	53,660
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$41.95	$38.02	$29.29	$31.73	$31.64	$23.29	$19.74	$20.57	$16.09	$12.49
Value at end of period	$36.44	$41.95	$38.02	$29.29	$31.73	$31.64	$23.29	$19.74	$20.57	$16.09
Number of accumulation units outstanding at end of period	13,284	13,389	15,214	16,399	17,264	18,668	18,308	17,562	84,684	179,700
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$23.35	$20.36	$18.23	$19.11	$18.34	$14.24	$12.94	$13.84	$12.34	$11.82
Value at end of period	$20.49	$23.35	$20.36	$18.23	$19.11	$18.34	$14.24	$12.94	$13.84	$12.34
Number of accumulation units outstanding at end of period	159	353	2,124	1,659	1,204	765	964	703	666	127
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$74.09	$58.36	$57.24	$54.67	$50.57	$36.19	$37.20
Value at end of period	$71.19	$74.09	$58.36	$57.24	$54.67	$50.57	$36.19
Number of accumulation units outstanding at end of period	996	1,336	2,680	2,199	1,923	1,781	1,619
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$20.58	$18.24	$16.59	$17.66	$16.38	$12.71	$11.19	$11.23	$10.29	$8.04
Value at end of period	$18.59	$20.58	$18.24	$16.59	$17.66	$16.38	$12.71	$11.19	$11.23	$10.29
Number of accumulation units outstanding at end of period	7,657	8,296	7,804	7,667	7,692	7,561	11,710	12,509	38,020	48,596
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.14	$10.68	$10.52	$11.06
Value at end of period	$13.37	$14.14	$10.68	$10.52
Number of accumulation units outstanding at end of period	1,668	421	2,266	147

CFI 36

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$51.41	$40.47	$36.12	$34.83	$31.05	$23.52	$20.12	$20.47	$16.31	$11.30
Value at end of period	$51.04	$51.41	$40.47	$36.12	$34.83	$31.05	$23.52	$20.12	$20.47	$16.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	318
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$11.86	$9.71	$10.26
Value at end of period	$10.19	$11.86	$9.71
Number of accumulation units outstanding at end of period	0	6,246	3,296
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2010)
Value at beginning of period	$24.34	$22.24	$17.68	$18.39	$17.56	$12.99	$11.23	$11.47	$8.95
Value at end of period	$20.20	$24.34	$22.24	$17.68	$18.39	$17.56	$12.99	$11.23	$11.47
Number of accumulation units outstanding at end of period	71	1,909	1,040	906	692	488	275	157	157
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$28.08	$26.36	$22.72	$23.68	$21.30	$16.39	$14.35	$15.00	$11.99	$9.50
Value at end of period	$23.79	$28.08	$26.36	$22.72	$23.68	$21.30	$16.39	$14.35	$15.00	$11.99
Number of accumulation units outstanding at end of period	14,411	13,797	14,962	17,873	18,264	21,582	34,322	31,626	161,207	284,893
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during January 2018)
Value at beginning of period	$10.34
Value at end of period	$10.45
Number of accumulation units outstanding at end of period	12,670
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$10.77	$10.48	$10.27	$10.31	$9.77	$9.73
Value at end of period	$10.73	$10.77	$10.48	$10.27	$10.31	$9.77
Number of accumulation units outstanding at end of period	7,808	1,271	1,461	3,546	26	26
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$23.06	$19.53	$17.83	$17.98	$16.36	$11.89	$10.77	$11.14	$9.12	$7.01
Value at end of period	$21.62	$23.06	$19.53	$17.83	$17.98	$16.36	$11.89	$10.77	$11.14	$9.12
Number of accumulation units outstanding at end of period	1,610	1,574	1,549	1,511	1,468	2,374	2,239	2,118	1,278	1,425
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$103.57	$77.08	$72.33	$84.41	$88.94	$82.33	$68.33	$83.68	$66.10	$36.48
Value at end of period	$90.72	$103.57	$77.08	$72.33	$84.41	$88.94	$82.33	$68.33	$83.68	$66.10
Number of accumulation units outstanding at end of period	7,809	6,971	9,119	8,694	7,403	7,557	7,434	7,115	7,690	34,513
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$31.44	$27.62	$23.47	$25.01	$22.41	$15.94	$13.55	$13.90	$11.30	$8.26
Value at end of period	$28.11	$31.44	$27.62	$23.47	$25.01	$22.41	$15.94	$13.55	$13.90	$11.30
Number of accumulation units outstanding at end of period	5,504	6,775	6,044	5,054	6,018	5,403	3,238	3,247	3,032	1,911
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$20.80	$18.44	$17.48	$17.62	$16.36	$14.11	$12.72	$12.99	$11.65	$9.63
Value at end of period	$19.89	$20.80	$18.44	$17.48	$17.62	$16.36	$14.11	$12.72	$12.99	$11.65
Number of accumulation units outstanding at end of period	268	253	225	1,788	2,340	2,404	2,175	1,909	2,302	7,802
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$17.03	$16.48	$15.71	$16.20	$15.76	$17.41	$16.06	$14.42	$13.38	$11.34
Value at end of period	$16.60	$17.03	$16.48	$15.71	$16.20	$15.76	$17.41	$16.06	$14.42	$13.38
Number of accumulation units outstanding at end of period	8,887	8,339	9,550	10,253	14,935	15,529	17,612	14,980	14,362	25,400

CFI 37

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$22.23	$20.79	$18.25	$19.06	$19.10	$17.09	$14.77	$15.07	$12.81	$8.00
Value at end of period	$21.43	$22.23	$20.79	$18.25	$19.06	$19.10	$17.09	$14.77	$15.07	$12.81
Number of accumulation units outstanding at end of period	7,327	7,576	5,270	5,909	5,214	4,870	4,547	5,674	6,327	44,347
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.35	$10.07	$9.98	$10.02
Value at end of period	$10.37	$10.35	$10.07	$9.98
Number of accumulation units outstanding at end of period	2,315	957	1,105	2,797
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$36.10	$35.38	$33.41	$35.00	$34.55	$33.91	$29.37	$30.17	$26.86	$22.66
Value at end of period	$36.45	$36.10	$35.38	$33.41	$35.00	$34.55	$33.91	$29.37	$30.17	$26.86
Number of accumulation units outstanding at end of period	18,000	17,836	17,198	22,578	24,883	24,385	29,160	29,492	28,205	56,272
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during January 2018)
Value at beginning of period	$13.40
Value at end of period	$10.42
Number of accumulation units outstanding at end of period	7,143
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.97	$3.63	$2.49	$3.41	$3.73	$7.70	$8.79	$10.36
Value at end of period	$3.47	$3.97	$3.63	$2.49	$3.41	$3.73	$7.70	$8.79
Number of accumulation units outstanding at end of period	69,613	50,684	47,162	74,651	26,207	34,260	15,584	11,643
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.44	$22.24	$20.69	$21.15	$19.97	$17.16	$15.15	$15.40	$13.53	$11.38
Value at end of period	$23.64	$25.44	$22.24	$20.69	$21.15	$19.97	$17.16	$15.15	$15.40	$13.53
Number of accumulation units outstanding at end of period	5,848	6,183	8,572	10,486	29,536	26,337	26,337	28,128	109,951	206,017
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during November 2015)
Value at beginning of period	$12.83	$10.78	$9.68	$10.03
Value at end of period	$11.93	$12.83	$10.78	$9.68
Number of accumulation units outstanding at end of period	0	102	102	19
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.44	$15.04	$14.19	$14.87	$14.86	$15.52	$14.59	$14.11	$12.08	$9.96
Value at end of period	$16.06	$16.44	$15.04	$14.19	$14.87	$14.86	$15.52	$14.59	$14.11	$12.08
Number of accumulation units outstanding at end of period	2,676	3,138	5,589	16,628	23,325	18,000	17,522	17,157	169,537	245,722
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.29	$9.96	$9.42	$10.03
Value at end of period	$11.17	$12.29	$9.96	$9.42
Number of accumulation units outstanding at end of period	81,466	83,867	88,581	86,998
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.88	$13.83	$13.85	$13.89	$13.93	$13.97	$14.01	$14.05	$14.05	$14.05
Value at end of period	$14.05	$13.88	$13.83	$13.85	$13.89	$13.93	$13.97	$14.01	$14.05	$14.05
Number of accumulation units outstanding at end of period	89,146	97,366	89,407	71,299	124,383	204,519	61,427	79,086	393,924	478,360
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.45	$18.71	$17.09	$17.39	$15.76	$12.10	$10.48	$10.54	$9.26	$7.13
Value at end of period	$21.38	$22.45	$18.71	$17.09	$17.39	$15.76	$12.10	$10.48	$10.54	$9.26
Number of accumulation units outstanding at end of period	265,028	274,143	294,040	348,882	385,500	393,434	381,208	376,096	570,427	579,334

CFI 38

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$22.88	$21.61	$18.91	$19.36	$19.20	$18.23	$16.03	$15.40	$13.52	$9.08
Value at end of period	$22.08	$22.88	$21.61	$18.91	$19.36	$19.20	$18.23	$16.03	$15.40	$13.52
Number of accumulation units outstanding at end of period	3,939	5,070	7,297	4,720	7,357	7,035	7,800	5,383	6,049	6,376
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.52	$24.56	$22.34	$22.22	$19.57	$14.77	$12.94	$12.99	$11.44	$9.31
Value at end of period	$28.36	$30.52	$24.56	$22.34	$22.22	$19.57	$14.77	$12.94	$12.99	$11.44
Number of accumulation units outstanding at end of period	56,783	39,743	44,842	36,264	32,206	31,913	37,581	38,953	136,641	178,682
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$57.30	$50.60	$42.96	$43.87	$40.16	$29.94	$25.51	$25.89	$21.30	$16.22
Value at end of period	$48.93	$57.30	$50.60	$42.96	$43.87	$40.16	$29.94	$25.51	$25.89	$21.30
Number of accumulation units outstanding at end of period	29,595	29,991	37,073	37,900	38,232	42,851	43,015	43,620	120,366	254,397
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$41.67	$38.03	$29.96	$31.05	$29.53	$20.76	$18.53	$18.72	$15.28	$12.28
Value at end of period	$36.40	$41.67	$38.03	$29.96	$31.05	$29.53	$20.76	$18.53	$18.72	$15.28
Number of accumulation units outstanding at end of period	16,922	16,784	23,678	22,478	24,001	25,095	24,205	24,379	48,159	138,722
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.07	$23.94	$23.02	$22.95	$21.58	$21.67	$19.87	$18.53	$16.92	$15.21
Value at end of period	$24.86	$25.07	$23.94	$23.02	$22.95	$21.58	$21.67	$19.87	$18.53	$16.92
Number of accumulation units outstanding at end of period	35,283	31,401	40,739	43,592	16,172	13,800	14,029	15,783	87,057	193,048
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.88	$9.54	$9.49	$9.60	$10.24	$8.46	$7.15	$8.16	$7.59	$5.95
Value at end of period	$10.22	$11.88	$9.54	$9.49	$9.60	$10.24	$8.46	$7.15	$8.16	$7.59
Number of accumulation units outstanding at end of period	43,688	43,362	47,484	32,904	22,632	25,434	23,602	23,173	44,026	41,437
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.77	$19.93	$19.22	$18.12	$16.00	$12.26	$10.41	$10.33
Value at end of period	$25.32	$25.77	$19.93	$19.22	$18.12	$16.00	$12.26	$10.41
Number of accumulation units outstanding at end of period	196,716	212,815	215,579	238,455	260,678	41,022	47,720	37,968
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.85	$15.76	$13.88	$14.57	$13.28	$10.18	$8.90	$8.62	$7.25	$6.45
Value at end of period	$16.40	$17.85	$15.76	$13.88	$14.57	$13.28	$10.18	$8.90	$8.62	$7.25
Number of accumulation units outstanding at end of period	203,064	211,928	216,426	249,627	268,313	258,904	266,003	254,646	223,254	582,644
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$38.69	$31.02	$29.01	$28.94	$26.67	$20.27	$17.80	$17.95	$13.81	$9.79
Value at end of period	$35.69	$38.69	$31.02	$29.01	$28.94	$26.67	$20.27	$17.80	$17.95	$13.81
Number of accumulation units outstanding at end of period	19,106	17,733	14,578	29,920	25,211	26,686	14,040	11,438	30,161	46,066
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during August 2016)
Value at beginning of period	$13.78	$10.20	$10.27
Value at end of period	$10.74	$13.78	$10.20
Number of accumulation units outstanding at end of period	2,908	3,101	1,656
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$37.24	$28.46	$26.78	$24.97	$22.14	$16.82	$14.74	$14.19	$12.61	$10.72
Value at end of period	$36.77	$37.24	$28.46	$26.78	$24.97	$22.14	$16.82	$14.74	$14.19	$12.61
Number of accumulation units outstanding at end of period	12,293	11,462	8,892	4,638	2,998	1,287	484	238	63	479

CFI 39

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.10	$18.08	$16.35	$16.06	$14.27	$10.84	$9.41	$9.20	$8.22	$6.96
Value at end of period	$21.27	$22.10	$18.08	$16.35	$16.06	$14.27	$10.84	$9.41	$9.20	$8.22
Number of accumulation units outstanding at end of period	13,985	14,983	10,043	6,375	4,727	2,246	2,655	2,792	4,857	1,174
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$27.90	$24.72	$21.50	$22.41	$20.03	$15.28	$13.22	$13.19	$12.30
Value at end of period	$25.91	$27.90	$24.72	$21.50	$22.41	$20.03	$15.28	$13.22	$13.19
Number of accumulation units outstanding at end of period	6,370	5,005	4,265	4,924	7,553	3,049	820	755	706
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$35.36	$28.52	$26.78	$27.07	$24.44	$18.17	$15.78	$16.18	$12.90	$11.43
Value at end of period	$33.36	$35.36	$28.52	$26.78	$27.07	$24.44	$18.17	$15.78	$16.18	$12.90
Number of accumulation units outstanding at end of period	2,640	2,292	2,112	3,484	3,470	2,280	2,818	2,713	1,077	929
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$22.95	$19.51	$17.26	$17.81	$15.85	$11.85	$10.15	$10.38	$8.69
Value at end of period	$20.75	$22.95	$19.51	$17.26	$17.81	$15.85	$11.85	$10.15	$10.38
Number of accumulation units outstanding at end of period	5,389	3,145	3,941	2,936	2,908	833	800	106	106
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2010)
Value at beginning of period	$23.35	$20.50	$16.98	$17.84	$17.05	$12.33	$10.65	$11.12	$9.00
Value at end of period	$20.66	$23.35	$20.50	$16.98	$17.84	$17.05	$12.33	$10.65	$11.12
Number of accumulation units outstanding at end of period	4,096	4,659	3,822	2,654	3,275	2,627	2,485	1,667	3,166
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.78	$21.78	$19.27	$19.50	$18.52	$13.36	$11.63	$11.57	$8.77	$6.71
Value at end of period	$21.63	$25.78	$21.78	$19.27	$19.50	$18.52	$13.36	$11.63	$11.57	$8.77
Number of accumulation units outstanding at end of period	809	1,229	1,967	8,084	8,683	9,139	7,793	7,066	326,577	354,565
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$51.12	$46.08	$37.12	$37.53	$35.33	$25.72	$22.53	$23.17	$18.69	$14.69
Value at end of period	$42.89	$51.12	$46.08	$37.12	$37.53	$35.33	$25.72	$22.53	$23.17	$18.69
Number of accumulation units outstanding at end of period	20,878	24,498	25,330	31,608	33,983	39,957	44,856	45,725	97,110	169,567
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$19.44	$16.92	$16.02	$16.09	$15.28	$13.18	$11.65	$12.06	$10.63	$8.48
Value at end of period	$18.28	$19.44	$16.92	$16.02	$16.09	$15.28	$13.18	$11.65	$12.06	$10.63
Number of accumulation units outstanding at end of period	296,205	289,017	291,373	295,560	289,082	285,489	52,976	74,720	103,318	159,045
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$21.09	$17.71	$16.72	$16.85	$15.99	$13.33	$11.61	$12.21	$10.69	$8.36
Value at end of period	$19.27	$21.09	$17.71	$16.72	$16.85	$15.99	$13.33	$11.61	$12.21	$10.69
Number of accumulation units outstanding at end of period	334,318	322,805	303,086	264,465	265,719	255,412	57,288	60,602	86,872	187,609
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$21.96	$18.16	$17.12	$17.34	$16.39	$13.32	$11.57	$12.23	$10.66	$8.23
Value at end of period	$19.65	$21.96	$18.16	$17.12	$17.34	$16.39	$13.32	$11.57	$12.23	$10.66
Number of accumulation units outstanding at end of period	146,135	139,639	132,888	127,288	136,953	126,327	78,806	72,176	66,476	188,721
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$20.96	$17.28	$16.29	$16.48	$15.56	$12.63	$12.38
Value at end of period	$18.70	$20.96	$17.28	$16.29	$16.48	$15.56	$12.63
Number of accumulation units outstanding at end of period	36,071	29,339	21,505	12,709	7,261	4,589	1,734

CFI 40

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$15.72	$13.74	$12.96	$13.06	$12.32	$10.68	$9.42	$9.37
Value at end of period	$14.62	$15.72	$13.74	$12.96	$13.06	$12.32	$10.68	$9.42
Number of accumulation units outstanding at end of period	385	364	342	320	288	245	198	144
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.23	$15.81	$15.18	$15.21	$14.43	$13.53	$12.36	$12.35	$11.31	$9.68
Value at end of period	$16.66	$17.23	$15.81	$15.18	$15.21	$14.43	$13.53	$12.36	$12.35	$11.31
Number of accumulation units outstanding at end of period	84,740	94,488	109,448	129,702	13,979	13,561	0	0	2,977	88,528
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$14.97	$13.61	$12.90	$12.98	$12.34	$11.30	$11.05
Value at end of period	$14.29	$14.97	$13.61	$12.90	$12.98	$12.34	$11.30
Number of accumulation units outstanding at end of period	1,935	1,636	10,172	9,876	9,568	9,214	27
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.25	$21.10	$20.02	$20.12	$18.93	$16.94	$15.12	$14.90	$13.46	$11.45
Value at end of period	$22.24	$23.25	$21.10	$20.02	$20.12	$18.93	$16.94	$15.12	$14.90	$13.46
Number of accumulation units outstanding at end of period	1,513	2,654	2,610	13,497	12,356	15,034	13,093	13,471	32,301	31,603
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.52	$19.16	$17.98	$18.25	$17.17	$14.07	$12.27	$12.68	$11.25	$9.01
Value at end of period	$20.59	$22.52	$19.16	$17.98	$18.25	$17.17	$14.07	$12.27	$12.68	$11.25
Number of accumulation units outstanding at end of period	33,615	35,745	60,183	62,909	38,226	37,516	41,286	39,951	36,877	39,376
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.58	$19.78	$18.60	$18.77	$17.64	$15.18	$13.40	$13.52	$12.10	$9.96
Value at end of period	$21.15	$22.58	$19.78	$18.60	$18.77	$17.64	$15.18	$13.40	$13.52	$12.10
Number of accumulation units outstanding at end of period	21,036	23,047	22,452	21,163	21,760	20,548	20,955	22,138	31,739	55,566
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.61	$13.23	$12.97	$12.97	$12.31	$12.67	$12.24	$11.45	$10.82	$10.25
Value at end of period	$13.53	$13.61	$13.23	$12.97	$12.97	$12.31	$12.67	$12.24	$11.45	$10.82
Number of accumulation units outstanding at end of period	12,135	12,538	31,413	28,272	23,404	20,211	18,778	16,101	9,820	7,961
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$42.38	$38.25	$30.93	$31.57	$28.15	$21.50	$18.53	$19.19	$15.78	$11.66
Value at end of period	$36.19	$42.38	$38.25	$30.93	$31.57	$28.15	$21.50	$18.53	$19.19	$15.78
Number of accumulation units outstanding at end of period	20,981	22,256	22,911	18,290	20,847	18,154	14,945	10,382	8,897	11,808
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$42.79	$33.47	$31.87	$33.66	$32.36	$23.38	$19.59	$19.23	$15.24	$11.31
Value at end of period	$41.85	$42.79	$33.47	$31.87	$33.66	$32.36	$23.38	$19.59	$19.23	$15.24
Number of accumulation units outstanding at end of period	10,980	8,923	13,405	16,418	18,094	17,450	16,180	15,243	16,501	42,073
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.90	$14.40	$14.32	$14.57	$12.81	$12.36	$9.83	$10.40	$8.96	$6.72
Value at end of period	$14.51	$15.90	$14.40	$14.32	$14.57	$12.81	$12.36	$9.83	$10.40	$8.96
Number of accumulation units outstanding at end of period	6,567	6,525	5,818	5,108	8,101	6,771	6,583	5,800	3,908	80,001
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$19.94	$19.01	$18.29	$17.82	$13.76	$13.53	$11.74	$10.76	$8.43	$6.22
Value at end of period	$18.36	$19.94	$19.01	$18.29	$17.82	$13.76	$13.53	$11.74	$10.76	$8.43
Number of accumulation units outstanding at end of period	14,279	16,042	21,713	20,835	22,618	19,494	28,176	25,119	16,748	9,684

CFI 41

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$42.77	$35.28	$32.64	$31.80	$28.27	$21.04	$18.80	$19.78	$17.71	$13.49
Value at end of period	$38.80	$42.77	$35.28	$32.64	$31.80	$28.27	$21.04	$18.80	$19.78	$17.71
Number of accumulation units outstanding at end of period	1,772	2,737	4,492	4,193	4,378	4,874	6,946	6,097	7,636	7,515
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$22.46	$20.31	$16.47	$17.02	$16.36	$11.73	$10.30	$10.62	$8.50	$6.84
Value at end of period	$18.42	$22.46	$20.31	$16.47	$17.02	$16.36	$11.73	$10.30	$10.62	$8.50
Number of accumulation units outstanding at end of period	10,717	10,373	10,323	8,611	2,454	2,509	2,487	2,293	1,511	190
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$29.72	$25.34	$21.57	$23.01	$21.15	$15.71	$13.28	$13.61	$11.85	$9.25
Value at end of period	$25.96	$29.72	$25.34	$21.57	$23.01	$21.15	$15.71	$13.28	$13.61	$11.85
Number of accumulation units outstanding at end of period	10,952	10,553	10,555	11,149	11,844	19,183	15,242	17,983	17,067	21,203
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.36	$22.03	$19.17	$19.63	$18.07	$14.51	$12.90	$13.08	$11.68	$9.55
Value at end of period	$21.99	$24.36	$22.03	$19.17	$19.63	$18.07	$14.51	$12.90	$13.08	$11.68
Number of accumulation units outstanding at end of period	21,383	22,559	22,214	29,801	36,095	35,481	32,418	27,527	842,148	955,201
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$26.41	$23.26	$19.45	$20.10	$18.31	$13.72	$12.01	$12.31	$10.98	$8.88
Value at end of period	$22.76	$26.41	$23.26	$19.45	$20.10	$18.31	$13.72	$12.01	$12.31	$10.98
Number of accumulation units outstanding at end of period	4,447	4,203	4,513	3,417	4,095	5,525	3,775	5,054	5,079	12,171
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.00	$21.74	$19.31	$23.00	$22.86	$24.32	$20.48	$25.13	$20.96	$12.25
Value at end of period	$25.73	$31.00	$21.74	$19.31	$23.00	$22.86	$24.32	$20.48	$25.13	$20.96
Number of accumulation units outstanding at end of period	14,110	12,460	12,554	7,996	6,223	6,220	5,300	6,796	7,788	8,089
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$43.29	$38.18	$33.39	$34.54	$30.12	$22.97	$19.20	$18.91	$15.42	$12.31
Value at end of period	$37.90	$43.29	$38.18	$33.39	$34.54	$30.12	$22.97	$19.20	$18.91	$15.42
Number of accumulation units outstanding at end of period	9,499	8,247	7,913	10,617	11,886	11,603	6,998	5,805	5,423	10,554
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.91	$29.43	$24.28	$25.28	$23.40	$16.90	$14.28	$14.51	$11.49	$9.05
Value at end of period	$30.25	$33.91	$29.43	$24.28	$25.28	$23.40	$16.90	$14.28	$14.51	$11.49
Number of accumulation units outstanding at end of period	10,276	6,397	6,094	5,971	5,548	7,723	2,953	2,183	1,042	818
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$28.54	$20.97	$20.99	$20.22	$19.82	$15.64	$12.89	$14.07	$12.16	$8.74
Value at end of period	$24.70	$28.54	$20.97	$20.99	$20.22	$19.82	$15.64	$12.89	$14.07	$12.16
Number of accumulation units outstanding at end of period	92,372	91,901	91,262	109,625	115,054	125,328	125,842	127,648	527,317	748,437
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$23.36	$21.82	$19.15	$20.14	$20.13	$17.97	$15.51	$15.67	$13.21	$7.93
Value at end of period	$22.66	$23.36	$21.82	$19.15	$20.14	$20.13	$17.97	$15.51	$15.67	$13.21
Number of accumulation units outstanding at end of period	1,330	3,593	3,225	3,056	5,202	6,841	7,715	8,235	6,113	5,093
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$29.56	$25.76	$23.91	$22.79	$20.38	$16.73	$14.66	$14.29	$12.57	$9.46
Value at end of period	$29.62	$29.56	$25.76	$23.91	$22.79	$20.38	$16.73	$14.66	$14.29	$12.57
Number of accumulation units outstanding at end of period	68,063	55,521	79,584	77,862	66,760	66,437	51,267	44,656	46,121	217,293
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$33.02	$26.54	$24.78	$24.36	$21.85	$16.21	$14.00	$14.59	$11.38	$7.80
Value at end of period	$31.86	$33.02	$26.54	$24.78	$24.36	$21.85	$16.21	$14.00	$14.59	$11.38
Number of accumulation units outstanding at end of period	49,883	54,717	59,161	72,845	80,958	80,205	81,331	77,784	114,069	184,692

CFI 42

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$35.21	$30.39	$25.66	$27.64	$25.80	$19.95	$17.07	$17.28	$15.07	$12.10
Value at end of period	$31.83	$35.21	$30.39	$25.66	$27.64	$25.80	$19.95	$17.07	$17.28	$15.07
Number of accumulation units outstanding at end of period	16,610	18,184	17,887	17,868	18,525	20,774	19,591	18,111	16,403	32,001
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$43.30	$32.51	$32.13	$29.08	$26.84	$19.33	$16.30	$16.53	$14.19	$9.95
Value at end of period	$42.70	$43.30	$32.51	$32.13	$29.08	$26.84	$19.33	$16.30	$16.53	$14.19
Number of accumulation units outstanding at end of period	46,301	46,948	48,155	53,094	57,003	63,797	60,508	56,616	97,603	276,585
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.67	$17.00	$16.73	$16.94	$17.18	$15.07	$12.73	$14.57	$12.84	$9.36
Value at end of period	$18.55	$21.67	$17.00	$16.73	$16.94	$17.18	$15.07	$12.73	$14.57	$12.84
Number of accumulation units outstanding at end of period	3,691	4,352	4,098	4,067	3,446	4,325	4,582	2,955	2,870	2,167
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.55	$10.29	$10.13	$10.51	$11.29	$9.41	$7.94	$9.05	$8.34	$6.33
Value at end of period	$10.64	$12.55	$10.29	$10.13	$10.51	$11.29	$9.41	$7.94	$9.05	$8.34
Number of accumulation units outstanding at end of period	39,685	37,483	44,033	53,992	52,141	47,634	56,506	41,985	59,000	68,724
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$16.76	$14.22	$12.86	$13.95	$14.39	$11.05	$9.10	$9.68	$9.01	$6.83
Value at end of period	$14.31	$16.76	$14.22	$12.86	$13.95	$14.39	$11.05	$9.10	$9.68	$9.01
Number of accumulation units outstanding at end of period	2,835	3,341	3,748	4,597	4,544	6,639	4,557	4,220	2,321	1,474
WANGER INTERNATIONAL
Value at beginning of period	$16.59	$12.52	$12.73	$12.76	$13.39	$10.97	$9.05	$10.64	$8.54	$5.72
Value at end of period	$13.61	$16.59	$12.52	$12.73	$12.76	$13.39	$10.97	$9.05	$10.64	$8.54
Number of accumulation units outstanding at end of period	8,245	4,447	7,063	6,176	5,313	5,477	8,992	11,488	9,674	8,016
WANGER SELECT
Value at beginning of period	$33.35	$26.41	$23.36	$23.38	$22.73	$16.94	$14.34	$17.48	$13.85	$8.36
Value at end of period	$29.12	$33.35	$26.41	$23.36	$23.38	$22.73	$16.94	$14.34	$17.48	$13.85
Number of accumulation units outstanding at end of period	5,907	6,209	7,839	8,672	12,880	13,858	12,375	12,201	12,185	110,640
WANGER USA
Value at beginning of period	$32.88	$27.58	$24.33	$24.56	$23.51	$17.63	$14.73	$15.31	$12.45	$8.78
Value at end of period	$32.31	$32.88	$27.58	$24.33	$24.56	$23.51	$17.63	$14.73	$15.31	$12.45
Number of accumulation units outstanding at end of period	8,964	4,215	5,789	5,467	6,648	8,283	7,994	8,022	8,922	57,103
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during October 2017)
Value at beginning of period	$13.94	$13.31
Value at end of period	$13.36	$13.94
Number of accumulation units outstanding at end of period	0	1,079
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$54.91	$49.59	$38.59	$40.55	$37.89	$27.52	$24.33	$24.94	$20.41	$15.76
Value at end of period	$47.23	$54.91	$49.59	$38.59	$40.55	$37.89	$27.52	$24.33	$24.94	$20.41
Number of accumulation units outstanding at end of period	7,144	7,453	8,552	8,537	7,890	7,911	7,621	7,814	7,895	53,015

CFI 43

Condensed Financial Information (continued)

TABLE 7
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.35%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during December 2010)
Value at beginning of period	$19.33	$15.29	$14.51	$14.19	$13.98	$10.85	$8.92	$10.45	$10.28
Value at end of period	$17.39	$19.33	$15.29	$14.51	$14.19	$13.98	$10.85	$8.92	$10.45
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	269	269	269
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.95	$12.59	$12.30	$12.31	$11.70	$11.98	$11.36	$10.70	$10.01	$9.50
Value at end of period	$12.89	$12.95	$12.59	$12.30	$12.31	$11.70	$11.98	$11.36	$10.70	$10.01
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,053
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$32.47	$25.84	$23.91	$22.78	$20.92	$15.69	$13.06	$13.78	$12.31	$9.18
Value at end of period	$31.40	$32.47	$25.84	$23.91	$22.78	$20.92	$15.69	$13.06	$13.78	$12.31
Number of accumulation units outstanding at end of period	409	409	409	409	409	409	3,358	1,831	1,677	1,517
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$28.48	$23.79	$21.06	$21.19	$19.13	$14.56	$12.99	$12.18	$10.79	$9.10
Value at end of period	$27.53	$28.48	$23.79	$21.06	$21.19	$19.13	$14.56	$12.99	$12.18	$10.79
Number of accumulation units outstanding at end of period	18,974	22,845	23,281	0	0	0	134	0	0	0
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.16	$20.75	$19.31	$19.81	$18.14	$15.42	$14.01	$13.44	$12.03	$9.64
Value at end of period	$22.46	$23.16	$20.75	$19.31	$19.81	$18.14	$15.42	$14.01	$13.44	$12.03
Number of accumulation units outstanding at end of period	187	187	187	187	187	187	187	187	211	211
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$45.67	$37.60	$34.94	$34.83	$31.22	$23.86	$20.57	$21.18	$18.13	$13.41
Value at end of period	$42.61	$45.67	$37.60	$34.94	$34.83	$31.22	$23.86	$20.57	$21.18	$18.13
Number of accumulation units outstanding at end of period	6,081	6,821	6,911	6,917	6,918	10,508	16,639	18,953	22,201	24,727
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.95	$25.74	$21.88	$22.87	$21.11	$16.53	$14.14	$14.05	$12.25	$9.44
Value at end of period	$26.46	$28.95	$25.74	$21.88	$22.87	$21.11	$16.53	$14.14	$14.05	$12.25
Number of accumulation units outstanding at end of period	3,276	3,385	3,384	4,123	4,121	4,868	6,296	6,803	8,244	9,352
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.89	$25.17	$25.06	$23.46	$21.15	$15.57	$13.62	$13.64	$11.03	$8.63
Value at end of period	$33.72	$33.89	$25.17	$25.06	$23.46	$21.15	$15.57	$13.62	$13.64	$11.03
Number of accumulation units outstanding at end of period	8,618	9,070	9,068	9,516	10,316	10,849	12,881	14,211	17,805	21,537
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.29	$16.40	$17.34	$16.79	$18.33	$14.10	$11.72	$14.20	$12.60	$9.99
Value at end of period	$18.08	$21.29	$16.40	$17.34	$16.79	$18.33	$14.10	$11.72	$14.20	$12.60
Number of accumulation units outstanding at end of period	793	849	849	848	848	848	1,442	3,088	3,307	2,690
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$41.60	$37.73	$29.08	$31.51	$31.44	$23.16	$19.63	$20.47	$16.02	$12.45
Value at end of period	$36.12	$41.60	$37.73	$29.08	$31.51	$31.44	$23.16	$19.63	$20.47	$16.02
Number of accumulation units outstanding at end of period	3,122	3,419	4,320	3,199	3,818	0	0	0	0	0

CFI 44

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$20.39	$18.08	$16.45	$17.52	$16.26	$12.62	$11.12	$11.17	$10.23	$8.00
Value at end of period	$18.41	$20.39	$18.08	$16.45	$17.52	$16.26	$12.62	$11.12	$11.17	$10.23
Number of accumulation units outstanding at end of period	1,000	1,000	1,072	1,072	1,072	1,072	1,073	1,073	1,000	1,015
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$27.85	$26.16	$22.55	$23.52	$21.17	$16.30	$14.28	$14.93	$11.94	$9.47
Value at end of period	$23.58	$27.85	$26.16	$22.55	$23.52	$21.17	$16.30	$14.28	$14.93	$11.94
Number of accumulation units outstanding at end of period	96	96	96	96	96	131	131	131	672	672
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during June 2014)
Value at beginning of period	$102.67	$76.45	$71.77	$83.81	$90.52
Value at end of period	$89.89	$102.67	$76.45	$71.77	$83.81
Number of accumulation units outstanding at end of period	6,920	6,929	6,974	6,849	6,762
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during June 2014)
Value at beginning of period	$20.62	$18.29	$17.34	$17.49	$16.78
Value at end of period	$19.71	$20.62	$18.29	$17.34	$17.49
Number of accumulation units outstanding at end of period	16	28	28	28	28
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.91	$16.37	$15.62	$16.11	$15.68	$17.34	$16.00	$14.38	$13.34	$11.31
Value at end of period	$16.48	$16.91	$16.37	$15.62	$16.11	$15.68	$17.34	$16.00	$14.38	$13.34
Number of accumulation units outstanding at end of period	5,353	6,055	11,124	6,356	4,832	0	1,972	1,118	1,445	2,179
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$22.07	$20.66	$18.15	$18.95	$19.01	$17.02	$14.72	$15.02	$12.77	$7.98
Value at end of period	$21.27	$22.07	$20.66	$18.15	$18.95	$19.01	$17.02	$14.72	$15.02	$12.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	271	220	174	122
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$35.81	$35.11	$33.16	$34.76	$34.34	$33.71	$29.21	$30.03	$26.74	$22.58
Value at end of period	$36.13	$35.81	$35.11	$33.16	$34.76	$34.34	$33.71	$29.21	$30.03	$26.74
Number of accumulation units outstanding at end of period	7,963	8,372	7,916	8,379	8,882	82	1,435	1,234	1,236	997
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.20	$22.04	$20.51	$20.97	$19.82	$17.04	$15.05	$15.30	$13.45	$11.32
Value at end of period	$23.39	$25.20	$22.04	$20.51	$20.97	$19.82	$17.04	$15.05	$15.30	$13.45
Number of accumulation units outstanding at end of period	1,378	1,888	1,888	2,103	2,103	2,211	2,211	2,794	3,958	9,862
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.34	$14.95	$14.11	$14.80	$14.95	$15.63	$14.54	$14.07	$12.18	$9.95
Value at end of period	$15.95	$16.34	$14.95	$14.11	$14.80	$14.95	$15.63	$14.54	$14.07	$12.18
Number of accumulation units outstanding at end of period	2,144	2,428	2,538	2,598	2,627	2,599	2,645	2,737	2,394	3,457
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.27	$9.95	$9.42	$10.03
Value at end of period	$11.14	$12.27	$9.95	$9.42
Number of accumulation units outstanding at end of period	623	719	782	943
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.74	$13.71	$13.73	$13.78	$13.82	$13.87	$13.91	$13.96	$13.97	$13.98
Value at end of period	$13.91	$13.74	$13.71	$13.73	$13.78	$13.82	$13.87	$13.91	$13.96	$13.97
Number of accumulation units outstanding at end of period	26,563	26,833	34,773	25,858	41,762	6,315	24,846	32,249	43,752	46,061

CFI 45

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.23	$18.53	$16.94	$17.25	$15.63	$12.01	$10.41	$10.47	$9.21	$7.09
Value at end of period	$21.16	$22.23	$18.53	$16.94	$17.25	$15.63	$12.01	$10.41	$10.47	$9.21
Number of accumulation units outstanding at end of period	89,688	93,708	96,796	104,140	113,381	58,440	58,009	69,217	79,285	77,119
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$22.74	$21.48	$18.81	$19.27	$19.11	$18.16	$15.98	$15.36	$13.49	$8.61
Value at end of period	$21.93	$22.74	$21.48	$18.81	$19.27	$19.11	$18.16	$15.98	$15.36	$13.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	794	794	794	1,648
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.22	$24.33	$22.14	$22.04	$19.42	$14.66	$12.86	$12.91	$11.37	$9.26
Value at end of period	$28.07	$30.22	$24.33	$22.14	$22.04	$19.42	$14.66	$12.86	$12.91	$11.37
Number of accumulation units outstanding at end of period	5,729	6,792	7,260	7,989	7,988	8,242	11,910	12,360	36,464	41,410
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$56.74	$50.13	$42.58	$43.51	$39.85	$29.72	$25.34	$25.72	$21.17	$16.13
Value at end of period	$48.43	$56.74	$50.13	$42.58	$43.51	$39.85	$29.72	$25.34	$25.72	$21.17
Number of accumulation units outstanding at end of period	4,564	5,535	5,544	5,471	5,633	622	840	1,700	14,634	14,516
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$41.27	$37.68	$29.69	$30.79	$29.30	$20.61	$18.40	$18.60	$15.20	$12.21
Value at end of period	$36.03	$41.27	$37.68	$29.69	$30.79	$29.30	$20.61	$18.40	$18.60	$15.20
Number of accumulation units outstanding at end of period	14	14	14	14	14	79	376	1,161	1,491	1,490
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.83	$23.72	$22.82	$22.76	$21.41	$21.51	$19.74	$18.42	$16.82	$15.13
Value at end of period	$24.61	$24.83	$23.72	$22.82	$22.76	$21.41	$21.51	$19.74	$18.42	$16.82
Number of accumulation units outstanding at end of period	12,941	16,193	16,623	16,887	16,350	1,589	3,573	3,465	3,612	3,550
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.82	$9.50	$9.46	$9.57	$10.21	$8.44	$7.13	$8.15	$7.58	$6.96
Value at end of period	$10.16	$11.82	$9.50	$9.46	$9.57	$10.21	$8.44	$7.13	$8.15	$7.58
Number of accumulation units outstanding at end of period	40	40	40	207	207	207	207	275	275	275
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.68	$19.86	$19.17	$18.09	$15.98	$12.24	$10.40	$10.33
Value at end of period	$25.21	$25.68	$19.86	$19.17	$18.09	$15.98	$12.24	$10.40
Number of accumulation units outstanding at end of period	78,875	77,727	87,125	89,712	98,829	10,846	11,252	12,554
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.74	$15.68	$13.82	$14.51	$13.23	$10.14	$8.87	$8.60	$7.23	$6.44
Value at end of period	$16.30	$17.74	$15.68	$13.82	$14.51	$13.23	$10.14	$8.87	$8.60	$7.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	5	1,926	1,785	1,754	2,375
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2011)
Value at beginning of period	$38.37	$30.78	$28.80	$28.75	$26.51	$20.16	$17.71	$19.59
Value at end of period	$35.38	$38.37	$30.78	$28.80	$28.75	$26.51	$20.16	$17.71
Number of accumulation units outstanding at end of period	19,439	19,401	22,957	22,964	23,583	0	40	40
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$25.57	$21.61	$19.13	$19.37	$17.78
Value at end of period	$21.44	$25.57	$21.61	$19.13	$19.37
Number of accumulation units outstanding at end of period	2,776	1,376	1,384	2,600	2,261

CFI 46

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$50.62	$45.65	$36.80	$37.22	$35.06	$25.54	$22.38	$23.03	$18.58	$14.62
Value at end of period	$42.45	$50.62	$45.65	$36.80	$37.22	$35.06	$25.54	$22.38	$23.03	$18.58
Number of accumulation units outstanding at end of period	11,582	12,294	12,195	12,198	12,372	862	1,276	1,902	2,112	2,158
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$19.32	$16.82	$15.94	$16.01	$15.22	$13.13	$11.61	$12.02	$10.60	$8.46
Value at end of period	$18.15	$19.32	$16.82	$15.94	$16.01	$15.22	$13.13	$11.61	$12.02	$10.60
Number of accumulation units outstanding at end of period	60,577	58,311	61,474	51,372	45,975	6,057	237,708	228,952	220,355	208,947
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.95	$17.60	$16.63	$16.77	$15.92	$13.28	$11.58	$12.18	$10.67	$8.34
Value at end of period	$19.14	$20.95	$17.60	$16.63	$16.77	$15.92	$13.28	$11.58	$12.18	$10.67
Number of accumulation units outstanding at end of period	33,825	31,230	27,011	23,198	19,539	0	193,124	181,697	166,923	150,258
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$21.82	$18.06	$17.03	$17.26	$16.32	$13.27	$11.53	$12.20	$10.63	$8.22
Value at end of period	$19.52	$21.82	$18.06	$17.03	$17.26	$16.32	$13.27	$11.53	$12.20	$10.63
Number of accumulation units outstanding at end of period	18,434	16,069	15,788	11,167	10,756	0	38,359	34,067	28,191	23,400
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$20.88	$17.23	$16.24	$16.44	$15.53	$12.62	$10.96	$11.59	$11.08
Value at end of period	$18.61	$20.88	$17.23	$16.24	$16.44	$15.53	$12.62	$10.96	$11.59
Number of accumulation units outstanding at end of period	2,921	1,515	432	0	0	0	1,205	966	46
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.13	$15.72	$15.10	$15.14	$14.37	$13.48	$12.32	$12.32	$11.28	$9.66
Value at end of period	$16.54	$17.13	$15.72	$15.10	$15.14	$14.37	$13.48	$12.32	$12.32	$11.28
Number of accumulation units outstanding at end of period	12,169	12,565	13,606	13,198	2,967	0	8,118	26,425	5,426	6,531
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.02	$20.90	$19.84	$19.96	$18.78	$16.81	$15.02	$14.81	$13.38	$11.39
Value at end of period	$22.02	$23.02	$20.90	$19.84	$19.96	$18.78	$16.81	$15.02	$14.81	$13.38
Number of accumulation units outstanding at end of period	5	131	119	178	178	178	178	178	220	220
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.30	$18.99	$17.82	$18.10	$17.04	$13.97	$12.19	$12.60	$11.18	$8.96
Value at end of period	$20.37	$22.30	$18.99	$17.82	$18.10	$17.04	$13.97	$12.19	$12.60	$11.18
Number of accumulation units outstanding at end of period	754	588	507	498	509	1,045	1,045	1,090	1,090	1,090
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.36	$19.60	$18.44	$18.61	$17.51	$15.07	$13.31	$13.43	$12.03	$9.91
Value at end of period	$20.93	$22.36	$19.60	$18.44	$18.61	$17.51	$15.07	$13.31	$13.43	$12.03
Number of accumulation units outstanding at end of period	1,175	574	379	671	671	938	1,250	2,079	2,398	3,162
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$29.53	$24.40	$21.93	$21.76	$19.26	$14.64	$12.69	$12.51	$10.94	$8.70
Value at end of period	$28.06	$29.53	$24.40	$21.93	$21.76	$19.26	$14.64	$12.69	$12.51	$10.94
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$42.05	$37.97	$30.72	$31.37	$27.99	$21.38	$18.44	$19.11	$15.72	$11.62
Value at end of period	$35.89	$42.05	$37.97	$30.72	$31.37	$27.99	$21.38	$18.44	$19.11	$15.72
Number of accumulation units outstanding at end of period	5,767	7,464	7,615	6,952	6,352	8	8	8	8	8
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$42.45	$33.23	$31.66	$33.45	$32.17	$23.25	$19.50	$19.14	$15.19	$11.27
Value at end of period	$41.50	$42.45	$33.23	$31.66	$33.45	$32.17	$23.25	$19.50	$19.14	$15.19
Number of accumulation units outstanding at end of period	165	172	172	172	172	172	172	172	172	550

CFI 47

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2014)
Value at beginning of period	$19.82	$18.91	$18.21	$17.75	$16.00
Value at end of period	$18.24	$19.82	$18.91	$18.21	$17.75
Number of accumulation units outstanding at end of period	2,503	2,379	4,003	3,918	774
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$42.43	$35.02	$32.41	$31.59	$28.10	$20.93	$18.71	$19.69	$17.64	$17.75
Value at end of period	$38.47	$42.43	$35.02	$32.41	$31.59	$28.10	$20.93	$18.71	$19.69	$17.64
Number of accumulation units outstanding at end of period	6	6	6	6	6	6	6	6	6	6
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$29.49	$25.15	$21.43	$22.87	$21.03	$15.63	$13.22	$13.55	$11.81	$9.22
Value at end of period	$25.75	$29.49	$25.15	$21.43	$22.87	$21.03	$15.63	$13.22	$13.55	$11.81
Number of accumulation units outstanding at end of period	406	406	406	405	406	405	406	550	476	406
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.20	$21.90	$19.07	$19.53	$18.58	$14.92	$13.27	$13.47	$12.03	$9.84
Value at end of period	$21.84	$24.20	$21.90	$19.07	$19.53	$18.58	$14.92	$13.27	$13.47	$12.03
Number of accumulation units outstanding at end of period	8,105	8,321	8,327	8,421	8,426	8,270	9,698	10,403	12,300	13,962
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2011)
Value at beginning of period	$26.24	$23.12	$19.35	$20.00	$18.23	$13.66	$11.97	$13.29
Value at end of period	$22.60	$26.24	$23.12	$19.35	$20.00	$18.23	$13.66	$11.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	188
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$42.95	$37.90	$33.16	$34.32	$29.95	$22.85	$19.10	$18.83	$15.37	$12.27
Value at end of period	$37.58	$42.95	$37.90	$33.16	$34.32	$29.95	$22.85	$19.10	$18.83	$15.37
Number of accumulation units outstanding at end of period	85	92	92	92	92	92	2,470	1,447	1,343	1,232
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.70	$29.26	$24.15	$25.16	$23.30	$16.83	$14.23	$14.47	$11.46	$9.03
Value at end of period	$30.04	$33.70	$29.26	$24.15	$25.16	$23.30	$16.83	$14.23	$14.47	$11.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,900	2,730	2,561	2,375
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$28.36	$20.85	$20.88	$20.88	$20.48	$16.17	$13.33	$14.56	$12.13	$8.72
Value at end of period	$24.53	$28.36	$20.85	$20.88	$20.88	$20.48	$16.17	$13.33	$14.56	$12.13
Number of accumulation units outstanding at end of period	18,410	19,642	19,786	20,320	21,857	24,567	28,622	32,266	44,228	48,674
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$23.22	$21.70	$19.06	$20.05	$20.05	$17.91	$15.47	$15.63	$13.18	$11.07
Value at end of period	$22.52	$23.22	$21.70	$19.06	$20.05	$20.05	$17.91	$15.47	$15.63	$13.18
Number of accumulation units outstanding at end of period	8,677	8,434	7,500	4,940	3,574	0	0	0	0	904
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$29.37	$25.61	$23.78	$22.68	$20.29	$16.66	$14.61	$14.25	$12.54	$9.44
Value at end of period	$29.42	$29.37	$25.61	$23.78	$22.68	$20.29	$16.66	$14.61	$14.25	$12.54
Number of accumulation units outstanding at end of period	42,686	41,752	45,907	48,905	47,649	0	6,060	5,893	5,448	5,079
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$32.81	$26.38	$24.64	$24.94	$21.75	$16.15	$14.36	$14.96	$11.36	$7.78
Value at end of period	$31.64	$32.81	$26.38	$24.64	$24.94	$21.75	$16.15	$14.36	$14.96	$11.36
Number of accumulation units outstanding at end of period	14,923	16,239	16,484	17,020	18,566	20,475	24,515	25,919	27,058	32,557

CFI 48

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$34.96	$30.18	$25.50	$27.49	$25.67	$19.86	$17.00	$17.21	$15.03	$12.06
Value at end of period	$31.59	$34.96	$30.18	$25.50	$27.49	$25.67	$19.86	$17.00	$17.21	$15.03
Number of accumulation units outstanding at end of period	0	0	0	19,853	27,859	0	0	0	0	0
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$42.88	$32.21	$31.84	$28.84	$26.63	$19.19	$16.19	$16.43	$14.11	$9.90
Value at end of period	$42.27	$42.88	$32.21	$31.84	$28.84	$26.63	$19.19	$16.19	$16.43	$14.11
Number of accumulation units outstanding at end of period	3,516	4,713	4,811	4,812	4,811	5,361	5,464	6,309	7,024	7,551
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.49	$10.24	$10.09	$10.48	$11.26	$9.39	$7.93	$9.04	$8.33	$6.33
Value at end of period	$10.58	$12.49	$10.24	$10.09	$10.48	$11.26	$9.39	$7.93	$9.04	$8.33
Number of accumulation units outstanding at end of period	34,375	33,000	30,847	30,212	23,416	3,860	3,908	4,404	4,687	5,041
WANGER SELECT
Value at beginning of period	$33.12	$26.24	$23.23	$23.25	$22.62	$16.87	$14.29	$17.42	$13.81	$8.34
Value at end of period	$28.91	$33.12	$26.24	$23.23	$23.25	$22.62	$16.87	$14.29	$17.42	$13.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,922	1,666	1,500	1,394
WANGER USA
Value at beginning of period	$32.66	$27.41	$24.19	$24.43	$23.39	$17.55	$14.67	$15.26	$12.41	$8.76
Value at end of period	$32.07	$32.66	$27.41	$24.19	$24.43	$23.39	$17.55	$14.67	$15.26	$12.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,194	1,194	487	487	0

TABLE 8
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$28.30	$22.30	$21.95	$21.50	$20.60	$15.35	$13.42	$13.18
Value at end of period	$27.71	$28.30	$22.30	$21.95	$21.50	$20.60	$15.35	$13.42
Number of accumulation units outstanding at end of period	0	0	0	97	97	97	0	4
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.99	$17.90	$16.70	$16.83	$14.82	$12.12	$10.94	$11.19	$9.69	$7.97
Value at end of period	$23.46	$22.99	$17.90	$16.70	$16.83	$14.82	$12.12	$10.94	$11.19	$9.69
Number of accumulation units outstanding at end of period	1,334	1,455	1,455	1,455	427	422	414	9,073	8,673	4,402
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$22.19	$18.30	$16.81	$17.37	$15.98	$12.37	$11.33	$11.16	$9.98	$8.29
Value at end of period	$20.94	$22.19	$18.30	$16.81	$17.37	$15.98	$12.37	$11.33	$11.16	$9.98
Number of accumulation units outstanding at end of period	2,493	2,706	5,549	2,957	3,970	5,169	4,626	19,395	7,768	3,175
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.05	$12.71	$12.19	$12.51	$12.23	$13.51	$12.72	$11.30	$10.75	$10.50
Value at end of period	$12.67	$13.05	$12.71	$12.19	$12.51	$12.23	$13.51	$12.72	$11.30	$10.75
Number of accumulation units outstanding at end of period	4,125	4,180	5,805	5,602	7,222	15,249	14,454	20,751	6,968	365

CFI 49

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during September 2015)
Value at beginning of period	$11.31	$9.95	$9.34	$9.23
Value at end of period	$10.47	$11.31	$9.95	$9.34
Number of accumulation units outstanding at end of period	181	181	181	181
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$21.19	$17.26	$15.41	$14.97	$13.80	$10.54	$9.03	$9.25	$8.14	$6.13
Value at end of period	$19.70	$21.19	$17.26	$15.41	$14.97	$13.80	$10.54	$9.03	$9.25	$8.14
Number of accumulation units outstanding at end of period	33,033	176,131	205,159	253,628	241,219	234,729	196,302	191,349	143,003	81,611
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$19.24	$15.23	$14.45	$14.14	$13.94	$10.82	$8.90	$10.43	$8.38	$5.48
Value at end of period	$17.30	$19.24	$15.23	$14.45	$14.14	$13.94	$10.82	$8.90	$10.43	$8.38
Number of accumulation units outstanding at end of period	9,949	9,497	8,949	9,806	12,254	8,838	5,901	97,154	45,457	18,329
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.89	$12.54	$12.25	$12.27	$11.67	$11.95	$11.34	$10.69	$10.00	$8.74
Value at end of period	$12.82	$12.89	$12.54	$12.25	$12.27	$11.67	$11.95	$11.34	$10.69	$10.00
Number of accumulation units outstanding at end of period	9,912	10,396	8,947	7,671	3,669	3,044	13,183	17,650	12,418	5,176
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$32.25	$25.68	$23.77	$22.66	$20.82	$15.62	$13.01	$13.73	$12.28	$9.16
Value at end of period	$31.17	$32.25	$25.68	$23.77	$22.66	$20.82	$15.62	$13.01	$13.73	$12.28
Number of accumulation units outstanding at end of period	105,767	96,735	93,906	105,776	111,688	115,675	116,299	198,885	135,584	101,314
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$28.28	$23.64	$20.94	$21.07	$19.03	$14.49	$12.94	$12.14	$10.76	$9.07
Value at end of period	$27.33	$28.28	$23.64	$20.94	$21.07	$19.03	$14.49	$12.94	$12.14	$10.76
Number of accumulation units outstanding at end of period	36,156	36,532	34,255	36,455	38,625	36,946	37,913	106,307	93,119	79,484
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2010)
Value at beginning of period	$24.50	$22.06	$17.85	$20.00	$18.30	$12.71	$10.96	$11.78	$10.33
Value at end of period	$19.87	$24.50	$22.06	$17.85	$20.00	$18.30	$12.71	$10.96	$11.78
Number of accumulation units outstanding at end of period	63	63	63	63	1,360	2,732	6,153	6,341	6,002
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$38.12	$33.02	$28.69	$30.04	$27.18	$18.86	$15.74	$17.82	$13.04
Value at end of period	$32.77	$38.12	$33.02	$28.69	$30.04	$27.18	$18.86	$15.74	$17.82
Number of accumulation units outstanding at end of period	187	156	680	788	1,377	1,595	154	896	116
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$13.62	$10.44	$11.60	$12.11	$12.28	$9.85	$7.89	$8.54	$8.09	$5.81
Value at end of period	$12.09	$13.62	$10.44	$11.60	$12.11	$12.28	$9.85	$7.89	$8.54	$8.09
Number of accumulation units outstanding at end of period	3,056	3,009	2,680	4,078	2,857	4,342	3,539	961	1,808	1,148
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.28	$10.55	$10.11
Value at end of period	$11.64	$12.28	$10.55
Number of accumulation units outstanding at end of period	18,495	13,613	3,962
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.76	$9.46	$10.11	$10.38
Value at end of period	$12.65	$11.76	$9.46	$10.11
Number of accumulation units outstanding at end of period	12,481	13,584	814	10,987

CFI 50

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$32.05	$28.73	$26.74	$27.45	$25.15	$21.40	$19.44	$18.67	$16.72	$13.40
Value at end of period	$31.07	$32.05	$28.73	$26.74	$27.45	$25.15	$21.40	$19.44	$18.67	$16.72
Number of accumulation units outstanding at end of period	2,540	2,513	2,511	3,667	3,843	3,843	3,842	7,403	6,536	5,287
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2011)
Value at beginning of period	$17.12	$16.05	$15.26	$14.59	$11.25	$10.96	$9.51	$9.00
Value at end of period	$16.34	$17.12	$16.05	$15.26	$14.59	$11.25	$10.96	$9.51
Number of accumulation units outstanding at end of period	70	186	572	3,408	1,592	2,850	2,560	120
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.31
Number of accumulation units outstanding at end of period	76,218
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$19.82	$17.55	$15.47	$16.38	$14.68	$10.91	$9.40	$9.86	$8.05	$6.36
Value at end of period	$17.08	$19.82	$17.55	$15.47	$16.38	$14.68	$10.91	$9.40	$9.86	$8.05
Number of accumulation units outstanding at end of period	4,130	3,435	4,119	3,195	9,654	2,580	1,023	861	267	118
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2015)
Value at beginning of period	$17.18	$15.45	$11.84	$13.09
Value at end of period	$14.11	$17.18	$15.45	$11.84
Number of accumulation units outstanding at end of period	108	108	107	107
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$70.18	$57.81	$53.74	$53.60	$48.07	$36.76	$31.71	$32.66	$27.97	$20.69
Value at end of period	$65.44	$70.18	$57.81	$53.74	$53.60	$48.07	$36.76	$31.71	$32.66	$27.97
Number of accumulation units outstanding at end of period	610,380	240,320	247,796	274,283	268,657	259,968	252,378	326,308	209,225	179,245
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$43.68	$38.85	$33.05	$34.55	$31.91	$25.00	$21.40	$21.27	$18.55	$14.30
Value at end of period	$39.90	$43.68	$38.85	$33.05	$34.55	$31.91	$25.00	$21.40	$21.27	$18.55
Number of accumulation units outstanding at end of period	63,962	68,473	69,257	82,990	89,606	98,486	104,325	140,734	127,694	122,797
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$48.31	$35.89	$35.75	$33.49	$30.21	$22.25	$19.48	$19.51	$15.78	$12.35
Value at end of period	$48.03	$48.31	$35.89	$35.75	$33.49	$30.21	$22.25	$19.48	$19.51	$15.78
Number of accumulation units outstanding at end of period	53,422	47,903	49,197	53,041	61,700	60,233	61,840	142,448	81,623	77,201
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.39	$22.65	$23.96	$23.21	$25.35	$19.51	$16.23	$19.67	$17.46	$13.85
Value at end of period	$24.94	$29.39	$22.65	$23.96	$23.21	$25.35	$19.51	$16.23	$19.67	$17.46
Number of accumulation units outstanding at end of period	10,660	10,555	10,042	10,382	11,831	11,640	12,576	18,886	16,908	17,914
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$41.26	$37.44	$28.87	$31.30	$31.25	$23.03	$19.53	$20.37	$15.95	$12.40
Value at end of period	$35.81	$41.26	$37.44	$28.87	$31.30	$31.25	$23.03	$19.53	$20.37	$15.95
Number of accumulation units outstanding at end of period	16,361	56,760	66,875	78,878	78,281	70,897	62,380	143,074	103,075	62,253
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$23.15	$20.20	$18.11	$19.00	$18.26	$14.19	$12.91	$13.82	$12.33	$10.08
Value at end of period	$20.29	$23.15	$20.20	$18.11	$19.00	$18.26	$14.19	$12.91	$13.82	$12.33
Number of accumulation units outstanding at end of period	428	809	825	1,189	1,173	2,530	1,168	5,443	5,447	4,215

CFI 51

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$73.67	$58.08	$57.02	$54.52	$50.48	$36.16	$37.19
Value at end of period	$70.71	$73.67	$58.08	$57.02	$54.52	$50.48	$36.16
Number of accumulation units outstanding at end of period	2,678	2,570	2,911	3,204	2,988	3,045	3,858
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$20.20	$17.92	$16.32	$17.38	$16.14	$12.54	$11.05	$11.10	$10.18	$7.96
Value at end of period	$18.23	$20.20	$17.92	$16.32	$17.38	$16.14	$12.54	$11.05	$11.10	$10.18
Number of accumulation units outstanding at end of period	7,418	7,111	8,175	8,244	9,525	10,697	14,991	24,308	18,663	18,002
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during September 2015)
Value at beginning of period	$14.08	$10.65	$10.51	$10.47
Value at end of period	$13.31	$14.08	$10.65	$10.51
Number of accumulation units outstanding at end of period	7,582	2,793	127	127
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during October 2011)
Value at beginning of period	$64.52	$54.69	$52.50	$52.38	$48.47	$40.50	$35.79	$35.81
Value at end of period	$64.70	$64.52	$54.69	$52.50	$52.38	$48.47	$40.50	$35.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during October 2011)
Value at beginning of period	$58.68	$46.23	$41.31	$39.87	$35.58	$26.98	$23.10	$23.12
Value at end of period	$58.20	$58.68	$46.23	$41.31	$39.87	$35.58	$26.98	$23.10
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	11
JANUS HENDERSON GLOBAL RESEARCH PORTOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during October 2011)
Value at beginning of period	$37.20	$29.40	$28.92	$29.71	$27.77	$21.71	$18.15	$19.42
Value at end of period	$34.50	$37.20	$29.40	$28.92	$29.71	$27.77	$21.71	$18.15
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	57
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$24.10	$22.05	$17.55	$18.27	$17.46	$12.93	$11.19	$11.44	$9.20	$7.19
Value at end of period	$19.98	$24.10	$22.05	$17.55	$18.27	$17.46	$12.93	$11.19	$11.44	$9.20
Number of accumulation units outstanding at end of period	4,241	3,268	4,078	3,715	3,812	6,689	7,327	9,938	4,962	2,941
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$27.62	$25.96	$22.39	$23.37	$21.04	$16.21	$14.21	$14.86	$11.89	$9.43
Value at end of period	$23.37	$27.62	$25.96	$22.39	$23.37	$21.04	$16.21	$14.21	$14.86	$11.89
Number of accumulation units outstanding at end of period	203,669	49,388	52,883	53,606	55,383	58,410	62,323	71,717	28,397	26,704
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.34	$10.13	$10.11
Value at end of period	$10.42	$10.34	$10.13
Number of accumulation units outstanding at end of period	1,204	728	947
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$10.72	$10.44	$10.25	$10.29	$9.76	$9.78
Value at end of period	$10.67	$10.72	$10.44	$10.25	$10.29	$9.76
Number of accumulation units outstanding at end of period	83	648	670	952	1,443	83

CFI 52

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$22.79	$19.33	$17.66	$17.83	$16.23	$11.81	$10.70	$11.09	$9.08	$7.00
Value at end of period	$21.35	$22.79	$19.33	$17.66	$17.83	$16.23	$11.81	$10.70	$11.09	$9.08
Number of accumulation units outstanding at end of period	3,276	4,991	2,900	2,705	2,997	3,237	1,400	5,148	3,151	4,777
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$101.79	$75.83	$71.22	$83.21	$87.76	$81.32	$67.56	$82.82	$65.48	$36.18
Value at end of period	$89.07	$101.79	$75.83	$71.22	$83.21	$87.76	$81.32	$67.56	$82.82	$65.48
Number of accumulation units outstanding at end of period	27,194	25,308	25,489	25,949	29,161	28,228	25,454	91,690	65,952	57,138
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
(Funds were first received in this option during October 2011)
Value at beginning of period	$51.69	$37.97	$38.09	$36.79	$36.11	$28.48	$23.58	$24.73
Value at end of period	$44.69	$51.69	$37.97	$38.09	$36.79	$36.11	$28.48	$23.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	44
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$31.04	$27.30	$23.22	$24.77	$22.22	$15.82	$13.46	$13.82	$11.24	$8.23
Value at end of period	$27.72	$31.04	$27.30	$23.22	$24.77	$22.22	$15.82	$13.46	$13.82	$11.24
Number of accumulation units outstanding at end of period	9,624	8,671	9,452	10,519	7,400	6,240	4,219	7,215	6,894	7,363
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$20.44	$18.14	$17.21	$17.37	$16.15	$13.93	$12.57	$12.86	$11.54	$9.55
Value at end of period	$19.53	$20.44	$18.14	$17.21	$17.37	$16.15	$13.93	$12.57	$12.86	$11.54
Number of accumulation units outstanding at end of period	14,963	13,967	13,566	12,614	12,182	11,263	10,677	60,979	48,953	46,979
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2015)
Value at beginning of period	$6.35	$6.22	$5.46	$7.20
Value at end of period	$5.43	$6.35	$6.22	$5.46
Number of accumulation units outstanding at end of period	3,169	3,171	4,944	6,103
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.80	$16.27	$15.53	$16.02	$15.61	$17.26	$15.93	$14.33	$13.31	$11.29
Value at end of period	$16.36	$16.80	$16.27	$15.53	$16.02	$15.61	$17.26	$15.93	$14.33	$13.31
Number of accumulation units outstanding at end of period	281,816	314,766	314,514	375,835	409,658	421,397	447,237	539,131	341,029	247,264
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$21.92	$20.52	$18.04	$18.85	$18.91	$16.95	$14.66	$14.97	$12.73	$7.97
Value at end of period	$21.11	$21.92	$20.52	$18.04	$18.85	$18.91	$16.95	$14.66	$14.97	$12.73
Number of accumulation units outstanding at end of period	12,615	6,724	10,366	6,502	5,836	7,668	7,169	36,573	31,729	18,192
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$10.32	$10.05	$9.97	$10.08
Value at end of period	$10.33	$10.32	$10.05	$9.97
Number of accumulation units outstanding at end of period	0	0	1,156	3,435
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$35.51	$34.84	$32.93	$34.53	$34.13	$33.52	$29.06	$29.89	$26.63	$22.49
Value at end of period	$35.82	$35.51	$34.84	$32.93	$34.53	$34.13	$33.52	$29.06	$29.89	$26.63
Number of accumulation units outstanding at end of period	22,412	22,154	23,205	23,626	29,943	27,197	23,660	195,877	185,171	152,510
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.94	$3.61	$2.48	$3.39	$3.72	$7.69	$8.78	$9.82
Value at end of period	$3.45	$3.94	$3.61	$2.48	$3.39	$3.72	$7.69	$8.78
Number of accumulation units outstanding at end of period	2,505	3,591	3,591	2,502	11,249	520	312	36,297

CFI 53

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$35.85	$31.37	$29.21	$29.88	$28.25	$24.30	$21.47	$21.84	$19.22	$16.18
Value at end of period	$33.27	$35.85	$31.37	$29.21	$29.88	$28.25	$24.30	$21.47	$21.84	$19.22
Number of accumulation units outstanding at end of period	158,769	26,733	27,207	33,672	39,539	41,740	45,143	63,229	34,947	29,955
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during October 2015)
Value at beginning of period	$12.80	$10.77	$9.67	$9.92
Value at end of period	$11.89	$12.80	$10.77	$9.67
Number of accumulation units outstanding at end of period	2,158	1,813	0	1,654
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.41	$15.02	$14.19	$14.89	$14.72	$15.57	$14.49	$14.02	$12.02	$10.04
Value at end of period	$16.02	$16.41	$15.02	$14.19	$14.89	$14.72	$15.57	$14.49	$14.02	$12.02
Number of accumulation units outstanding at end of period	65,868	67,110	0	1,095	84,222	90,539	103,315	148,954	144,018	121,301
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.25	$9.94	$9.41	$10.03
Value at end of period	$11.12	$12.25	$9.94	$9.41
Number of accumulation units outstanding at end of period	1,046,213	186,342	208,777	215,715
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2015)
Value at beginning of period	$11.96	$10.45	$9.82	$10.62
Value at end of period	$11.06	$11.96	$10.45	$9.82
Number of accumulation units outstanding at end of period	55	55	55	55
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.82	$14.79	$14.82	$14.88	$14.94	$15.00	$15.05	$15.11	$15.13	$15.14
Value at end of period	$14.99	$14.82	$14.79	$14.82	$14.88	$14.94	$15.00	$15.05	$15.11	$15.13
Number of accumulation units outstanding at end of period	1,238,547	179,680	189,601	246,940	209,014	200,053	195,547	516,230	424,699	341,673
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$36.30	$30.28	$27.70	$28.21	$25.58	$19.66	$17.05	$17.16	$15.10	$11.64
Value at end of period	$34.54	$36.30	$30.28	$27.70	$28.21	$25.58	$19.66	$17.05	$17.16	$15.10
Number of accumulation units outstanding at end of period	140,026	138,614	143,351	161,354	171,449	173,624	172,288	274,781	126,980	34,971
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$22.59	$21.36	$18.71	$19.17	$19.03	$18.09	$15.93	$15.31	$13.46	$9.04
Value at end of period	$21.78	$22.59	$21.36	$18.71	$19.17	$19.03	$18.09	$15.93	$15.31	$13.46
Number of accumulation units outstanding at end of period	13,145	11,899	13,145	13,732	13,394	12,204	15,368	27,262	30,494	21,216
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$50.06	$40.32	$36.71	$36.55	$32.23	$24.34	$21.36	$21.46	$18.91	$15.41
Value at end of period	$46.46	$50.06	$40.32	$36.71	$36.55	$32.23	$24.34	$21.36	$21.46	$18.91
Number of accumulation units outstanding at end of period	41,660	48,929	51,803	56,611	66,030	65,887	67,566	178,883	126,211	128,222
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$54.75	$48.40	$41.13	$42.05	$38.53	$28.75	$24.53	$24.91	$20.51	$15.64
Value at end of period	$46.71	$54.75	$48.40	$41.13	$42.05	$38.53	$28.75	$24.53	$24.91	$20.51
Number of accumulation units outstanding at end of period	253,134	65,859	71,791	79,068	85,139	87,868	89,145	188,067	192,388	185,234
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$39.18	$35.79	$28.22	$29.27	$27.87	$19.61	$17.52	$17.72	$14.48	$11.65
Value at end of period	$34.18	$39.18	$35.79	$28.22	$29.27	$27.87	$19.61	$17.52	$17.72	$14.48
Number of accumulation units outstanding at end of period	16,297	20,043	24,717	25,177	26,625	27,092	23,922	150,543	139,941	123,368
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$28.22	$26.97	$25.96	$25.91	$24.38	$24.51	$22.50	$21.00	$19.20	$17.28
Value at end of period	$27.95	$28.22	$26.97	$25.96	$25.91	$24.38	$24.51	$22.50	$21.00	$19.20
Number of accumulation units outstanding at end of period	544,759	170,662	189,298	212,852	65,668	69,611	77,271	144,842	112,533	75,955

CFI 54

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.77	$9.46	$9.42	$9.54	$10.18	$8.42	$7.12	$8.14	$7.58	$5.95
Value at end of period	$10.11	$11.77	$9.46	$9.42	$9.54	$10.18	$8.42	$7.12	$8.14	$7.58
Number of accumulation units outstanding at end of period	46,462	43,413	39,572	41,436	34,840	30,887	24,938	31,584	24,706	16,274
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.59	$19.80	$19.12	$18.05	$15.95	$12.23	$10.40	$10.33
Value at end of period	$25.11	$25.59	$19.80	$19.12	$18.05	$15.95	$12.23	$10.40
Number of accumulation units outstanding at end of period	121,761	118,236	117,320	136,258	150,330	39,493	37,085	49,972
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.64	$15.60	$13.75	$14.45	$13.18	$10.11	$8.85	$8.58	$7.22	$6.43
Value at end of period	$16.20	$17.64	$15.60	$13.75	$14.45	$13.18	$10.11	$8.85	$8.58	$7.22
Number of accumulation units outstanding at end of period	321,754	326,002	347,510	401,265	432,842	413,994	377,511	504,898	280,007	261,845
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$38.06	$30.55	$28.59	$28.56	$26.34	$20.04	$17.62	$17.78	$13.69	$9.72
Value at end of period	$35.07	$38.06	$30.55	$28.59	$28.56	$26.34	$20.04	$17.62	$17.78	$13.69
Number of accumulation units outstanding at end of period	78,881	112,537	14,486	15,246	13,333	18,133	8,858	21,384	15,716	12,313
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$36.92	$28.24	$26.61	$24.83	$22.04	$16.76	$14.70	$14.16	$12.60	$10.72
Value at end of period	$36.42	$36.92	$28.24	$26.61	$24.83	$22.04	$16.76	$14.70	$14.16	$12.60
Number of accumulation units outstanding at end of period	16,118	14,522	13,521	18,171	13,344	13,970	16,592	8,337	904	782
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.89	$17.93	$16.22	$15.96	$14.19	$10.79	$9.37	$9.17	$8.21	$6.66
Value at end of period	$21.05	$21.89	$17.93	$16.22	$15.96	$14.19	$10.79	$9.37	$9.17	$8.21
Number of accumulation units outstanding at end of period	67,023	48,785	38,323	30,543	21,396	13,696	9,653	19,470	11,245	11,087
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$27.66	$24.53	$21.36	$22.28	$19.94	$15.23	$13.19	$13.16	$11.89	$10.07
Value at end of period	$25.66	$27.66	$24.53	$21.36	$22.28	$19.94	$15.23	$13.19	$13.16	$11.89
Number of accumulation units outstanding at end of period	6,097	4,147	5,707	10,245	4,557	4,429	6,413	5,376	1,326	951
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$35.05	$28.30	$26.60	$26.92	$24.33	$18.11	$15.74	$16.16	$12.89	$11.43
Value at end of period	$33.04	$35.05	$28.30	$26.60	$26.92	$24.33	$18.11	$15.74	$16.16	$12.89
Number of accumulation units outstanding at end of period	7,866	7,092	6,991	6,874	6,601	6,210	4,504	10,274	5,078	3,042
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.73	$19.35	$17.13	$17.70	$15.76	$11.79	$10.12	$10.35	$8.30	$5.95
Value at end of period	$20.53	$22.73	$19.35	$17.13	$17.70	$15.76	$11.79	$10.12	$10.35	$8.30
Number of accumulation units outstanding at end of period	51,470	40,461	35,992	41,475	14,665	9,194	6,159	7,676	4,356	2,136
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$23.13	$20.32	$16.85	$17.72	$16.96	$12.27	$10.62	$11.09	$8.81	$6.99
Value at end of period	$20.44	$23.13	$20.32	$16.85	$17.72	$16.96	$12.27	$10.62	$11.09	$8.81
Number of accumulation units outstanding at end of period	52,994	44,942	43,314	42,994	21,356	17,065	7,162	13,973	6,169	3,147
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.36	$21.45	$18.99	$19.24	$18.29	$13.20	$11.51	$11.46	$8.69	$6.66
Value at end of period	$21.25	$25.36	$21.45	$18.99	$19.24	$18.29	$13.20	$11.51	$11.46	$8.69
Number of accumulation units outstanding at end of period	6,594	5,249	4,758	5,112	4,706	4,043	2,484	5,075	6,372	4,903

CFI 55

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$74.90	$67.57	$54.50	$55.15	$51.97	$37.88	$33.21	$34.19	$27.60	$21.72
Value at end of period	$62.78	$74.90	$67.57	$54.50	$55.15	$51.97	$37.88	$33.21	$34.19	$27.60
Number of accumulation units outstanding at end of period	34,699	43,549	47,144	50,662	51,027	53,691	52,465	64,878	46,901	45,122
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$19.20	$16.72	$15.85	$15.93	$15.15	$13.08	$11.57	$11.99	$10.58	$8.45
Value at end of period	$18.03	$19.20	$16.72	$15.85	$15.93	$15.15	$13.08	$11.57	$11.99	$10.58
Number of accumulation units outstanding at end of period	220,112	304,525	340,064	388,612	362,953	329,777	318,728	337,131	184,835	123,122
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.82	$17.50	$16.54	$16.69	$15.85	$13.22	$11.54	$12.14	$10.64	$8.33
Value at end of period	$19.01	$20.82	$17.50	$16.54	$16.69	$15.85	$13.22	$11.54	$12.14	$10.64
Number of accumulation units outstanding at end of period	221,183	255,643	262,527	331,216	304,504	277,385	257,992	256,695	122,505	87,228
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$21.68	$17.95	$16.94	$17.17	$16.25	$13.22	$11.49	$12.16	$10.61	$8.20
Value at end of period	$19.39	$21.68	$17.95	$16.94	$17.17	$16.25	$13.22	$11.49	$12.16	$10.61
Number of accumulation units outstanding at end of period	169,227	178,514	171,246	178,905	179,667	169,734	161,046	152,696	62,015	51,178
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$20.80	$17.17	$16.20	$16.40	$15.50	$12.60	$10.95	$11.59	$11.37
Value at end of period	$18.53	$20.80	$17.17	$16.20	$16.40	$15.50	$12.60	$10.95	$11.59
Number of accumulation units outstanding at end of period	15,872	12,457	12,668	11,068	2,607	2,099	1,303	643	444
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2011)
Value at beginning of period	$15.57	$13.62	$12.86	$12.97	$12.25	$10.63	$9.39	$9.07
Value at end of period	$14.47	$15.57	$13.62	$12.86	$12.97	$12.25	$10.63	$9.39
Number of accumulation units outstanding at end of period	0	16,430	617	617	321	4,428	4,108	11
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.02	$15.63	$15.02	$15.07	$14.30	$13.42	$12.28	$12.28	$11.25	$9.64
Value at end of period	$16.43	$17.02	$15.63	$15.02	$15.07	$14.30	$13.42	$12.28	$12.28	$11.25
Number of accumulation units outstanding at end of period	72,990	148,298	161,006	216,725	17,717	17,095	16,488	16,856	11,675	4,426
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$14.83	$13.50	$12.80	$12.90	$12.27	$11.24	$10.08	$10.19	$9.20	$7.55
Value at end of period	$14.14	$14.83	$13.50	$12.80	$12.90	$12.27	$11.24	$10.08	$10.19	$9.20
Number of accumulation units outstanding at end of period	3,316	3,237	3,236	3,237	3,237	3,237	3,238	5,248	4,595	592
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$29.67	$26.95	$25.60	$25.75	$24.25	$21.72	$19.42	$19.15	$17.31	$14.75
Value at end of period	$28.36	$29.67	$26.95	$25.60	$25.75	$24.25	$21.72	$19.42	$19.15	$17.31
Number of accumulation units outstanding at end of period	9,776	12,849	14,771	15,140	18,175	22,080	22,492	24,119	26,833	32,861
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$32.67	$27.83	$26.13	$26.55	$25.01	$20.51	$17.91	$18.52	$16.45	$13.19
Value at end of period	$29.83	$32.67	$27.83	$26.13	$26.55	$25.01	$20.51	$17.91	$18.52	$16.45
Number of accumulation units outstanding at end of period	11,787	11,669	11,892	14,628	13,424	12,446	15,010	19,911	15,294	15,333
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$30.78	$26.99	$25.41	$25.66	$24.15	$20.79	$18.38	$18.56	$16.63	$13.70
Value at end of period	$28.80	$30.78	$26.99	$25.41	$25.66	$24.15	$20.79	$18.38	$18.56	$16.63
Number of accumulation units outstanding at end of period	29,651	37,940	35,143	38,029	40,255	41,542	42,865	50,480	49,963	55,554
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.48	$13.12	$12.87	$12.89	$12.24	$12.61	$12.19	$11.42	$10.80	$10.24
Value at end of period	$13.38	$13.48	$13.12	$12.87	$12.89	$12.24	$12.61	$12.19	$11.42	$10.80
Number of accumulation units outstanding at end of period	11,026	10,474	10,125	14,329	11,500	17,642	15,469	16,786	7,306	5,736

CFI 56

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$29.33	$24.24	$21.80	$21.65	$19.17	$14.58	$12.64	$12.47	$10.91	$8.68
Value at end of period	$27.86	$29.33	$24.24	$21.80	$21.65	$19.17	$14.58	$12.64	$12.47	$10.91
Number of accumulation units outstanding at end of period	2,510	67,525	72,808	107,222	105,515	94,740	83,016	66,522	50,375	34,100
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$41.72	$37.70	$30.51	$31.17	$27.83	$21.27	$18.35	$19.03	$15.66	$11.58
Value at end of period	$35.59	$41.72	$37.70	$30.51	$31.17	$27.83	$21.27	$18.35	$19.03	$15.66
Number of accumulation units outstanding at end of period	172,110	6,567	12,145	10,243	10,962	12,968	12,071	13,749	17,594	13,177
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$42.12	$32.99	$31.44	$33.24	$31.98	$23.13	$19.40	$19.06	$15.13	$11.23
Value at end of period	$41.16	$42.12	$32.99	$31.44	$33.24	$31.98	$23.13	$19.40	$19.06	$15.13
Number of accumulation units outstanding at end of period	187,119	22,822	25,921	29,207	33,738	36,946	36,872	58,702	61,151	56,955
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.76	$14.28	$14.21	$14.47	$12.74	$12.31	$9.80	$10.37	$8.95	$6.72
Value at end of period	$14.36	$15.76	$14.28	$14.21	$14.47	$12.74	$12.31	$9.80	$10.37	$8.95
Number of accumulation units outstanding at end of period	14,178	14,400	15,101	16,676	19,727	19,872	23,728	186,938	169,858	147,419
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$19.71	$18.81	$18.12	$17.67	$13.66	$13.44	$11.68	$10.71	$8.40	$6.21
Value at end of period	$18.13	$19.71	$18.81	$18.12	$17.67	$13.66	$13.44	$11.68	$10.71	$8.40
Number of accumulation units outstanding at end of period	11,076	50,490	59,995	61,776	63,933	55,921	49,938	158,682	116,524	75,264
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$42.08	$34.75	$32.19	$31.38	$27.93	$20.81	$18.61	$19.60	$17.56	$13.40
Value at end of period	$38.14	$42.08	$34.75	$32.19	$31.38	$27.93	$20.81	$18.61	$19.60	$17.56
Number of accumulation units outstanding at end of period	6,358	7,575	9,316	13,069	13,934	13,974	10,159	15,740	17,660	13,574
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$22.20	$20.10	$16.31	$16.87	$16.24	$11.65	$10.24	$10.57	$8.47	$6.82
Value at end of period	$18.19	$22.20	$20.10	$16.31	$16.87	$16.24	$11.65	$10.24	$10.57	$8.47
Number of accumulation units outstanding at end of period	5,073	4,607	6,801	6,224	3,745	3,035	1,350	4,081	1,363	4,031
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$29.26	$24.97	$21.28	$22.72	$20.90	$15.55	$13.15	$13.49	$11.76	$9.19
Value at end of period	$25.53	$29.26	$24.97	$21.28	$22.72	$20.90	$15.55	$13.15	$13.49	$11.76
Number of accumulation units outstanding at end of period	27,169	28,121	34,370	38,881	36,944	42,777	41,585	47,475	12,905	12,922
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.80	$22.45	$19.56	$19.44	$18.47	$14.84	$13.21	$13.41	$11.62	$9.81
Value at end of period	$22.37	$24.80	$22.45	$19.56	$19.44	$18.47	$14.84	$13.21	$13.41	$11.62
Number of accumulation units outstanding at end of period	167,500	183,333	0	5,563	254,827	225,076	225,959	276,947	64,321	68,992
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$26.08	$22.99	$19.25	$19.91	$18.15	$13.61	$11.93	$12.24	$10.93	$8.85
Value at end of period	$22.45	$26.08	$22.99	$19.25	$19.91	$18.15	$13.61	$11.93	$12.24	$10.93
Number of accumulation units outstanding at end of period	4,272	3,936	11,435	5,392	5,091	4,643	9,008	17,870	10,273	10,719
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.61	$21.49	$19.10	$22.78	$22.66	$24.14	$20.34	$24.99	$20.86	$12.21
Value at end of period	$25.38	$30.61	$21.49	$19.10	$22.78	$22.66	$24.14	$20.34	$24.99	$20.86
Number of accumulation units outstanding at end of period	5,232	5,124	6,148	6,413	6,171	7,307	7,624	16,803	20,135	21,304
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$42.62	$37.62	$32.93	$34.10	$29.77	$22.73	$19.01	$18.75	$15.31	$12.23
Value at end of period	$37.27	$42.62	$37.62	$32.93	$34.10	$29.77	$22.73	$19.01	$18.75	$15.31
Number of accumulation units outstanding at end of period	8,903	9,076	10,303	10,443	11,602	17,003	13,983	17,572	18,520	17,117

CFI 57

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.48	$29.09	$24.02	$25.04	$23.20	$16.77	$14.18	$14.43	$11.43	$9.02
Value at end of period	$29.84	$33.48	$29.09	$24.02	$25.04	$23.20	$16.77	$14.18	$14.43	$11.43
Number of accumulation units outstanding at end of period	4,139	3,494	3,171	7,633	8,299	11,104	3,403	4,300	4,623	1,623
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$29.21	$21.49	$21.53	$20.02	$20.37	$16.09	$13.27	$14.50	$12.55	$8.70
Value at end of period	$25.26	$29.21	$21.49	$21.53	$20.02	$20.37	$16.09	$13.27	$14.50	$12.55
Number of accumulation units outstanding at end of period	135,666	124,486	0	1,471	169,465	178,010	191,464	272,485	224,649	214,530
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$23.09	$21.59	$18.97	$19.97	$19.97	$17.85	$15.42	$15.60	$13.16	$7.91
Value at end of period	$22.38	$23.09	$21.59	$18.97	$19.97	$19.97	$17.85	$15.42	$15.60	$13.16
Number of accumulation units outstanding at end of period	9,946	9,603	19,084	14,120	18,370	23,002	15,765	28,260	29,217	18,607
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$29.18	$25.46	$23.65	$22.57	$20.21	$16.60	$14.56	$14.21	$12.51	$9.43
Value at end of period	$29.22	$29.18	$25.46	$23.65	$22.57	$20.21	$16.60	$14.56	$14.21	$12.51
Number of accumulation units outstanding at end of period	680,766	738,201	671,167	676,618	557,169	479,265	395,149	438,135	230,030	158,513
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$32.60	$26.22	$24.51	$24.12	$21.66	$16.09	$13.91	$14.50	$11.33	$7.77
Value at end of period	$31.42	$32.60	$26.22	$24.51	$24.12	$21.66	$16.09	$13.91	$14.50	$11.33
Number of accumulation units outstanding at end of period	104,328	99,841	109,717	121,216	127,298	129,812	137,584	205,802	116,154	115,094
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$34.71	$29.98	$25.34	$27.33	$25.54	$19.76	$16.93	$17.15	$14.98	$12.03
Value at end of period	$31.35	$34.71	$29.98	$25.34	$27.33	$25.54	$19.76	$16.93	$17.15	$14.98
Number of accumulation units outstanding at end of period	489,741	21,031	22,631	23,478	22,220	21,315	25,415	45,562	41,838	39,701
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$64.74	$48.66	$48.13	$43.61	$40.28	$29.04	$24.52	$24.89	$21.38	$15.02
Value at end of period	$63.78	$64.74	$48.66	$48.13	$43.61	$40.28	$29.04	$24.52	$24.89	$21.38
Number of accumulation units outstanding at end of period	304,952	75,783	79,669	92,587	95,772	103,973	108,472	124,122	95,420	96,011
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.40	$16.80	$16.55	$16.78	$17.03	$14.96	$12.65	$14.48	$12.78	$9.33
Value at end of period	$18.30	$21.40	$16.80	$16.55	$16.78	$17.03	$14.96	$12.65	$14.48	$12.78
Number of accumulation units outstanding at end of period	2,630	2,462	1,195	1,233	1,773	1,773	1,318	9,371	9,919	10,762
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.43	$10.20	$10.05	$10.44	$11.22	$9.37	$7.91	$9.03	$8.32	$6.32
Value at end of period	$10.53	$12.43	$10.20	$10.05	$10.44	$11.22	$9.37	$7.91	$9.03	$8.32
Number of accumulation units outstanding at end of period	21,064	20,670	22,815	28,507	35,739	36,005	35,318	44,257	29,021	21,186
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$16.56	$14.06	$12.73	$13.83	$14.28	$10.98	$9.05	$9.64	$8.98	$6.82
Value at end of period	$14.13	$16.56	$14.06	$12.73	$13.83	$14.28	$10.98	$9.05	$9.64	$8.98
Number of accumulation units outstanding at end of period	10,732	10,350	9,416	8,681	11,085	13,455	8,343	9,174	5,374	1,899
WANGER INTERNATIONAL
Value at beginning of period	$16.41	$12.40	$12.62	$12.66	$13.30	$10.91	$9.01	$10.60	$8.52	$5.71
Value at end of period	$13.45	$16.41	$12.40	$12.62	$12.66	$13.30	$10.91	$9.01	$10.60	$8.52
Number of accumulation units outstanding at end of period	47,887	42,354	39,348	35,259	35,452	34,562	21,706	49,998	26,701	17,371
WANGER SELECT
Value at beginning of period	$32.89	$26.07	$23.09	$23.13	$22.51	$16.80	$14.24	$17.36	$13.77	$8.32
Value at end of period	$28.70	$32.89	$26.07	$23.09	$23.13	$22.51	$16.80	$14.24	$17.36	$13.77
Number of accumulation units outstanding at end of period	37,023	36,812	36,179	37,370	36,261	35,067	31,846	49,809	22,095	21,712

CFI 58

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
WANGER USA
Value at beginning of period	$32.44	$27.23	$24.05	$24.30	$23.28	$17.47	$14.62	$15.21	$12.38	$8.74
Value at end of period	$31.83	$32.44	$27.23	$24.05	$24.30	$23.28	$17.47	$14.62	$15.21	$12.38
Number of accumulation units outstanding at end of period	113,027	116,524	116,288	125,083	119,556	113,299	99,279	97,810	30,357	23,234
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during July 2018)
Value at beginning of period	$16.43
Value at end of period	$13.33
Number of accumulation units outstanding at end of period	3,815
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$53.96	$48.78	$38.00	$39.97	$37.38	$27.18	$24.06	$24.68	$20.21	$15.63
Value at end of period	$46.37	$53.96	$48.78	$38.00	$39.97	$37.38	$27.18	$24.06	$24.68	$20.21
Number of accumulation units outstanding at end of period	5,521	6,372	6,695	6,273	6,741	6,991	7,791	30,488	27,041	25,493

TABLE 9
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during August 2012)
Value at beginning of period	$32.03	$25.51	$23.64	$22.54	$20.72	$15.55	$14.75
Value at end of period	$30.94	$32.03	$25.51	$23.64	$22.54	$20.72	$15.55
Number of accumulation units outstanding at end of period	821,240	906,840	981,432	1,197,836	1,367,587	1,523,907	1,861,369
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during August 2012)
Value at beginning of period	$28.09	$23.49	$20.82	$20.96	$18.94	$14.43	$14.16
Value at end of period	$27.13	$28.09	$23.49	$20.82	$20.96	$18.94	$14.43
Number of accumulation units outstanding at end of period	164	164	164	164	164	164	164
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during November 2014)
Value at beginning of period	$24.41	$21.99	$17.80	$19.95	$20.08
Value at end of period	$19.79	$24.41	$21.99	$17.80	$19.95
Number of accumulation units outstanding at end of period	0	0	1,549	1,550	1,550
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$13.55	$10.38	$11.09
Value at end of period	$12.02	$13.55	$10.38
Number of accumulation units outstanding at end of period	799	799	897
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$44.78	$36.91	$34.33	$34.25	$30.74	$23.52	$20.29	$20.91	$17.92	$13.26
Value at end of period	$41.74	$44.78	$36.91	$34.33	$34.25	$30.74	$23.52	$20.29	$20.91	$17.92
Number of accumulation units outstanding at end of period	1,468,748	2,396,280	2,671,081	3,242,414	3,822,554	4,168,809	4,841,438	1,391	1,432	1,476

CFI 59

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.39	$25.26	$21.50	$22.49	$20.78	$16.29	$13.95	$13.88	$12.11	$9.34
Value at end of period	$25.92	$28.39	$25.26	$21.50	$22.49	$20.78	$16.29	$13.95	$13.88	$12.11
Number of accumulation units outstanding at end of period	194,524	249,651	299,974	397,099	515,650	595,065	760,318	47	47	47
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.24	$24.71	$24.62	$23.07	$20.83	$15.34	$13.44	$13.47	$10.90	$8.53
Value at end of period	$33.03	$33.24	$24.71	$24.62	$23.07	$20.83	$15.34	$13.44	$13.47	$10.90
Number of accumulation units outstanding at end of period	354	354	458	448	511	315	305	205	278	278
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.88	$16.10	$17.03	$16.51	$18.04	$13.90	$11.56	$14.02	$12.45	$9.88
Value at end of period	$17.71	$20.88	$16.10	$17.03	$16.51	$18.04	$13.90	$11.56	$14.02	$12.45
Number of accumulation units outstanding at end of period	18	18	18	16	814	814	813	16	16	16
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during August 2012)
Value at beginning of period	$40.93	$37.15	$28.67	$31.09	$31.05	$22.90	$20.40
Value at end of period	$35.49	$40.93	$37.15	$28.67	$31.09	$31.05	$22.90
Number of accumulation units outstanding at end of period	105,639	118,870	126,994	156,172	236,161	292,309	387,199
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during August 2012)
Value at beginning of period	$27.40	$25.76	$22.23	$23.21	$20.90	$16.11	$15.16
Value at end of period	$23.17	$27.40	$25.76	$22.23	$23.21	$20.90	$16.11
Number of accumulation units outstanding at end of period	475	176,627	227,628	318,872	422,979	546,278	989,289
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$100.90	$75.21	$70.68	$82.61	$87.17	$80.81	$67.18	$82.39	$65.17	$36.02
Value at end of period	$88.25	$100.90	$75.21	$70.68	$82.61	$87.17	$80.81	$67.18	$82.39	$65.17
Number of accumulation units outstanding at end of period	659	652	644	634	631	668	662	0	0	82
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during August 2012)
Value at beginning of period	$30.84	$27.14	$23.09	$24.65	$22.12	$15.76	$15.05
Value at end of period	$27.53	$30.84	$27.14	$23.09	$24.65	$22.12	$15.76
Number of accumulation units outstanding at end of period	381	381	381	381	381	381	381
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.26	$17.99	$17.08	$17.24	$16.04	$13.85	$13.43
Value at end of period	$19.35	$20.26	$17.99	$17.08	$17.24	$16.04	$13.85
Number of accumulation units outstanding at end of period	30,524	32,371	45,973	66,165	79,025	100,762	106,995
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.68	$16.17	$15.44	$15.94	$15.53	$17.19	$16.95
Value at end of period	$16.24	$16.68	$16.17	$15.44	$15.94	$15.53	$17.19
Number of accumulation units outstanding at end of period	982,345	1,094,208	1,159,050	1,139,052	1,263,167	1,618,577	2,507,910
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2012)
Value at beginning of period	$35.22	$34.57	$32.69	$34.30	$33.92	$33.33	$31.43
Value at end of period	$35.51	$35.22	$34.57	$32.69	$34.30	$33.92	$33.33
Number of accumulation units outstanding at end of period	555	473	350	239	287	415	654

CFI 60

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.71	$21.63	$20.15	$20.63	$19.51	$16.79	$14.84	$15.11	$13.30	$11.20
Value at end of period	$22.92	$24.71	$21.63	$20.15	$20.63	$19.51	$16.79	$14.84	$15.11	$13.30
Number of accumulation units outstanding at end of period	8	199,917	246,612	286,900	340,383	356,950	423,939	7	37	37
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.13	$14.77	$13.96	$14.66	$14.66	$15.50	$14.43	$13.98	$11.99	$9.91
Value at end of period	$15.73	$16.13	$14.77	$13.96	$14.66	$14.66	$15.50	$14.43	$13.98	$11.99
Number of accumulation units outstanding at end of period	328,227	206,437	206,337	178,688	252,241	311,507	562,087	11	11	11
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.23	$9.93	$9.41	$10.03
Value at end of period	$11.10	$12.23	$9.93	$9.41
Number of accumulation units outstanding at end of period	10,927	946,098	1,147,796	1,383,553
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.47	$13.45	$13.49	$13.55	$13.61	$13.67	$13.72	$13.78	$13.81	$13.83
Value at end of period	$13.62	$13.47	$13.45	$13.49	$13.55	$13.61	$13.67	$13.72	$13.78	$13.81
Number of accumulation units outstanding at end of period	1,235,266	2,360,690	1,994,755	2,196,118	2,320,181	2,663,419	2,886,563	335	335	335
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.79	$18.19	$16.65	$16.96	$15.39	$11.83	$10.27	$10.34	$9.10	$7.02
Value at end of period	$20.73	$21.79	$18.19	$16.65	$16.96	$15.39	$11.83	$10.27	$10.34	$9.10
Number of accumulation units outstanding at end of period	171,483	203,156	233,310	297,115	341,192	406,465	27,270	2,079	2,351	2,710
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$22.45	$21.24	$18.61	$19.08	$18.95	$18.02	$17.33
Value at end of period	$21.63	$22.45	$21.24	$18.61	$19.08	$18.95	$18.02
Number of accumulation units outstanding at end of period	396	358	320	432	248	761	773
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$29.64	$23.89	$21.76	$21.67	$19.12	$14.45	$12.68	$12.75	$11.24	$9.16
Value at end of period	$27.49	$29.64	$23.89	$21.76	$21.67	$19.12	$14.45	$12.68	$12.75	$11.24
Number of accumulation units outstanding at end of period	76,781	67,632	95,535	104,651	126,195	165,374	182,146	634	743	733
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$55.64	$49.21	$41.84	$42.79	$39.23	$29.29	$28.03
Value at end of period	$47.44	$55.64	$49.21	$41.84	$42.79	$39.23	$29.29
Number of accumulation units outstanding at end of period	81,223	293,808	366,773	487,826	641,221	815,660	1,121,981
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$40.47	$36.98	$29.18	$30.28	$28.85	$20.31	$19.48
Value at end of period	$35.29	$40.47	$36.98	$29.18	$30.28	$28.85	$20.31
Number of accumulation units outstanding at end of period	64,606	68,767	91,919	102,701	115,026	142,368	172,936
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.35	$23.28	$22.42	$22.39	$21.08	$21.20	$19.47	$18.19	$16.63	$14.97
Value at end of period	$24.11	$24.35	$23.28	$22.42	$22.39	$21.08	$21.20	$19.47	$18.19	$16.63
Number of accumulation units outstanding at end of period	826,065	1,541,219	1,546,750	1,778,000	2,187,252	2,515,405	3,472,123	929	893	854
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.71	$9.42	$9.38	$9.51	$10.16	$8.40	$7.61
Value at end of period	$10.06	$11.71	$9.42	$9.38	$9.51	$10.16	$8.40
Number of accumulation units outstanding at end of period	64,884	48,490	55,685	63,137	63,119	65,044	64,971

CFI 61

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.50	$19.74	$19.08	$18.01	$15.92	$12.22	$10.39	$10.33
Value at end of period	$25.01	$25.50	$19.74	$19.08	$18.01	$15.92	$12.22	$10.39
Number of accumulation units outstanding at end of period	4,058,127	4,329,427	4,305,697	4,268,668	4,120,649	3,960,709	3,517,495	824
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.54	$15.51	$13.68	$14.39	$13.13	$10.08	$9.80
Value at end of period	$16.09	$17.54	$15.51	$13.68	$14.39	$13.13	$10.08
Number of accumulation units outstanding at end of period	333,875	387,706	447,456	520,889	607,733	759,777	501,018
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$37.75	$30.31	$28.38	$28.37	$26.18	$21.79
Value at end of period	$34.77	$37.75	$30.31	$28.38	$28.37	$26.18
Number of accumulation units outstanding at end of period	1,071,756	962,858	68,025	78,808	87,492	103,577
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$21.78	$17.85	$16.16	$15.90	$14.15	$10.76	$10.61
Value at end of period	$20.94	$21.78	$17.85	$16.16	$15.90	$14.15	$10.76
Number of accumulation units outstanding at end of period	2,403,502	2,143,637	2,034,116	901,134	721,401	536,370	414,136
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$27.54	$24.44	$21.29	$22.22	$19.89	$15.20	$14.68
Value at end of period	$25.53	$27.54	$24.44	$21.29	$22.22	$19.89	$15.20
Number of accumulation units outstanding at end of period	10,328	10,506	12,346	13,934	14,572	15,219	18,720
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$34.90	$28.19	$26.51	$26.84	$24.27	$18.07	$17.48
Value at end of period	$32.88	$34.90	$28.19	$26.51	$26.84	$24.27	$18.07
Number of accumulation units outstanding at end of period	29,734	30,440	30,983	36,622	41,322	44,341	48,090
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$22.62	$19.26	$17.06	$17.64	$15.72	$11.77	$11.23
Value at end of period	$20.43	$22.62	$19.26	$17.06	$17.64	$15.72	$11.77
Number of accumulation units outstanding at end of period	2,832,538	3,093,464	2,940,485	2,380,071	1,787,419	1,431,893	989,497
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$23.02	$20.23	$16.78	$17.66	$16.91	$12.24	$11.66
Value at end of period	$20.33	$23.02	$20.23	$16.78	$17.66	$16.91	$12.24
Number of accumulation units outstanding at end of period	471,583	486,992	466,910	412,029	365,283	282,839	210,591
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2012)
Value at beginning of period	$25.16	$21.28	$18.85	$19.11	$18.18	$13.13	$13.51
Value at end of period	$21.07	$25.16	$21.28	$18.85	$19.11	$18.18	$13.13
Number of accumulation units outstanding at end of period	0	227	820	841	614	21	280
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$49.64	$44.81	$36.15	$36.61	$34.51	$25.17	$22.08	$22.74	$18.37	$14.46
Value at end of period	$41.59	$49.64	$44.81	$36.15	$36.61	$34.51	$25.17	$22.08	$22.74	$18.37
Number of accumulation units outstanding at end of period	1,165	2,178	2,362	2,142	2,676	2,261	2,704	454	454	454

CFI 62

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$19.08	$16.62	$15.77	$15.85	$15.08	$13.03	$12.63
Value at end of period	$17.90	$19.08	$16.62	$15.77	$15.85	$15.08	$13.03
Number of accumulation units outstanding at end of period	628	627	628	627	2,961	628	627
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$20.69	$17.40	$16.45	$16.61	$15.78	$14.67
Value at end of period	$18.88	$20.69	$17.40	$16.45	$16.61	$15.78
Number of accumulation units outstanding at end of period	58	58	58	58	58	58
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$16.91	$15.54	$14.94	$15.21
Value at end of period	$16.32	$16.91	$15.54	$14.94
Number of accumulation units outstanding at end of period	62	63	67	67
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.57	$20.52	$19.50	$19.63	$18.49	$16.57	$14.82	$14.62	$13.23	$11.27
Value at end of period	$21.57	$22.57	$20.52	$19.50	$19.63	$18.49	$16.57	$14.82	$14.62	$13.23
Number of accumulation units outstanding at end of period	4,111	4,136	13,144	14,363	15,083	17,457	24,135	21	21	21
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$21.87	$18.64	$17.51	$17.80	$16.78	$13.77	$13.22
Value at end of period	$19.96	$21.87	$18.64	$17.51	$17.80	$16.78	$13.77
Number of accumulation units outstanding at end of period	11,624	11,819	12,036	12,214	13,255	29,099	30,717
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.92	$19.23	$18.12	$18.30	$17.23	$14.85	$13.13	$13.27	$11.89	$9.81
Value at end of period	$20.50	$21.92	$19.23	$18.12	$18.30	$17.23	$14.85	$13.13	$13.27	$11.89
Number of accumulation units outstanding at end of period	46,193	46,858	50,190	57,084	94,979	129,744	132,212	34	34	34
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.42	$13.06	$12.82	$12.85	$12.21	$12.58	$12.59
Value at end of period	$13.31	$13.42	$13.06	$12.82	$12.85	$12.21	$12.58
Number of accumulation units outstanding at end of period	267,755	252,276	245,841	199,170	202,586	134,756	170,041
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$41.39	$37.42	$30.30	$30.97	$27.66	$21.15	$19.97
Value at end of period	$35.30	$41.39	$37.42	$30.30	$30.97	$27.66	$21.15
Number of accumulation units outstanding at end of period	10	181,344	218,774	298,326	431,450	535,374	789,233
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$41.79	$32.75	$31.23	$33.03	$31.80	$23.00	$21.74
Value at end of period	$40.82	$41.79	$32.75	$31.23	$33.03	$31.80	$23.00
Number of accumulation units outstanding at end of period	217,702	405,323	499,875	803,513	1,034,375	1,228,228	1,548,031
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.68	$14.22	$14.16	$14.43	$12.71	$12.28	$11.41
Value at end of period	$14.28	$15.68	$14.22	$14.16	$14.43	$12.71	$12.28
Number of accumulation units outstanding at end of period	1,386,003	1,606,561	1,836,236	1,794,423	1,720,150	1,646,652	1,466,094

CFI 63

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$19.59	$18.71	$18.03	$17.59	$13.61	$13.39	$13.44
Value at end of period	$18.01	$19.59	$18.71	$18.03	$17.59	$13.61	$13.39
Number of accumulation units outstanding at end of period	172,822	334,423	368,100	395,863	444,421	505,347	651,553
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$41.75	$34.49	$31.96	$31.17	$27.76	$20.69	$20.12
Value at end of period	$37.82	$41.75	$34.49	$31.96	$31.17	$27.76	$20.69
Number of accumulation units outstanding at end of period	8,503	9,435	15,454	16,843	17,042	23,993	24,837
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$29.03	$24.78	$21.13	$22.58	$20.78	$15.46	$14.60
Value at end of period	$25.32	$29.03	$24.78	$21.13	$22.58	$20.78	$15.46
Number of accumulation units outstanding at end of period	12,055	14,937	31,427	32,183	35,301	33,528	38,244
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.89	$21.64	$18.86	$19.34	$17.83	$14.33	$12.77	$12.96	$11.60	$9.49
Value at end of period	$21.54	$23.89	$21.64	$18.86	$19.34	$17.83	$14.33	$12.77	$12.96	$11.60
Number of accumulation units outstanding at end of period	431	443	443	2,170	2,171	2,166	6,737	0	131	131
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$25.91	$22.86	$19.14	$19.81	$18.07	$13.56	$13.16
Value at end of period	$22.29	$25.91	$22.86	$19.14	$19.81	$18.07	$13.56
Number of accumulation units outstanding at end of period	0	0	0	0	25	25	0
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2012)
Value at beginning of period	$42.28	$37.35	$32.71	$33.88	$29.60	$22.60	$22.30
Value at end of period	$36.96	$42.28	$37.35	$32.71	$33.88	$29.60	$22.60
Number of accumulation units outstanding at end of period	0	0	49	0	0	0	217
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$33.27	$28.92	$23.89	$24.92	$23.10	$16.70	$15.90
Value at end of period	$29.64	$33.27	$28.92	$23.89	$24.92	$23.10	$16.70
Number of accumulation units outstanding at end of period	333	928	928	928	937	1,240	1,097
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.99	$20.60	$20.65	$19.92	$19.56	$15.45	$12.76	$13.95	$12.07	$8.69
Value at end of period	$24.19	$27.99	$20.60	$20.65	$19.92	$19.56	$15.45	$12.76	$13.95	$12.07
Number of accumulation units outstanding at end of period	170,503	210,334	237,353	296,475	339,674	361,415	424,803	1,556	1,779	1,975
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$22.95	$21.47	$18.87	$19.88	$19.90	$17.79	$17.02
Value at end of period	$22.24	$22.95	$21.47	$18.87	$19.88	$19.90	$17.79
Number of accumulation units outstanding at end of period	51,830	56,448	65,017	84,714	90,413	118,395	171,400
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$29.00	$25.31	$23.53	$22.46	$20.12	$16.54	$16.03
Value at end of period	$29.02	$29.00	$25.31	$23.53	$22.46	$20.12	$16.54
Number of accumulation units outstanding at end of period	7,430	6,897	6,305	8,440	5,879	5,283	5,016

CFI 64

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$32.39	$26.07	$24.38	$24.00	$21.56	$16.02	$13.86	$14.46	$11.30	$7.75
Value at end of period	$31.20	$32.39	$26.07	$24.38	$24.00	$21.56	$16.02	$13.86	$14.46	$11.30
Number of accumulation units outstanding at end of period	183,441	204,943	226,338	118,511	135,909	153,926	187,467	920	910	946
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$34.46	$29.78	$25.18	$27.17	$25.40	$19.67	$18.85
Value at end of period	$31.10	$34.46	$29.78	$25.18	$27.17	$25.40	$19.67
Number of accumulation units outstanding at end of period	113,268	630,780	748,627	947,875	1,236,187	1,602,801	2,409,214
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$42.05	$31.62	$31.29	$28.36	$26.21	$18.91	$15.97	$16.22	$13.94	$9.80
Value at end of period	$41.40	$42.05	$31.62	$31.29	$28.36	$26.21	$18.91	$15.97	$16.22	$13.94
Number of accumulation units outstanding at end of period	1,285,927	1,412,038	1,383,553	1,501,278	1,362,589	1,370,290	1,311,004	231	319	362
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$21.26	$16.70	$16.47	$16.70	$16.96	$14.90	$13.67
Value at end of period	$18.18	$21.26	$16.70	$16.47	$16.70	$16.96	$14.90
Number of accumulation units outstanding at end of period	10,105	10,124	11,926	13,876	17,208	20,545	27,643
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.37	$10.15	$10.01	$10.41	$11.19	$9.35	$7.90	$9.01	$8.32	$6.32
Value at end of period	$10.47	$12.37	$10.15	$10.01	$10.41	$11.19	$9.35	$7.90	$9.01	$8.32
Number of accumulation units outstanding at end of period	206,154	221,994	220,962	259,619	266,971	237,319	214,039	68	68	147
WANGER INTERNATIONAL
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.32	$12.34	$12.57	$12.61	$13.26	$10.88	$10.08
Value at end of period	$13.37	$16.32	$12.34	$12.57	$12.61	$13.26	$10.88
Number of accumulation units outstanding at end of period	940,187	1,007,788	1,082,071	1,033,719	964,404	956,076	843,353
WANGER SELECT
(Funds were first received in this option during August 2012)
Value at beginning of period	$32.67	$25.91	$22.96	$23.00	$22.40	$16.72	$16.00
Value at end of period	$28.49	$32.67	$25.91	$22.96	$23.00	$22.40	$16.72
Number of accumulation units outstanding at end of period	176,002	197,591	216,392	259,350	292,229	345,743	481,156
WANGER USA
(Funds were first received in this option during August 2012)
Value at beginning of period	$32.22	$27.06	$23.91	$24.17	$23.17	$17.40	$16.55
Value at end of period	$31.60	$32.22	$27.06	$23.91	$24.17	$23.17	$17.40
Number of accumulation units outstanding at end of period	957,450	990,904	1,010,304	1,004,826	1,008,822	1,054,435	940,449

TABLE 10
FOR CERTAIN OPTIONAL RETIREMENT PRODUCT CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45% ISSUED BEGINNING IN OCTOBER, 2012
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.08	$12.73	$12.45	$12.47	$11.87	$12.17	$12.15
Value at end of period	$13.01	$13.08	$12.73	$12.45	$12.47	$11.87	$12.17
Number of accumulation units outstanding at end of period	0	0	12,282	7,061	1,565	5,620	19

CFI 65

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during December 2012)
Value at beginning of period	$20.35	$17.02	$15.08	$15.18	$13.72	$10.45	$10.60
Value at end of period	$19.65	$20.35	$17.02	$15.08	$15.18	$13.72	$10.45
Number of accumulation units outstanding at end of period	0	1,991	105,560	57,798	11,501	4,914	2,609
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2012)
Value at beginning of period	$24.68	$22.23	$18.00	$20.17	$18.46	$12.84	$12.69
Value at end of period	$20.00	$24.68	$22.23	$18.00	$20.17	$18.46	$12.84
Number of accumulation units outstanding at end of period	0	4,897	265,783	314,253	477,129	327,874	14,849
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$17.14	$15.42	$11.82	$12.69	$12.10	$10.68
Value at end of period	$14.07	$17.14	$15.42	$11.82	$12.69	$12.10
Number of accumulation units outstanding at end of period	0	0	10,454	6,642	4,801	187
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.42	$16.00	$14.88	$14.85	$13.33	$10.20	$10.37
Value at end of period	$18.10	$19.42	$16.00	$14.88	$14.85	$13.33	$10.20
Number of accumulation units outstanding at end of period	0	71,013	2,282,876	1,959,659	1,602,285	1,290,100	243,032
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2012)
Value at beginning of period	$16.94	$15.07	$12.83	$13.42	$12.40	$9.72	$9.40
Value at end of period	$15.46	$16.94	$15.07	$12.83	$13.42	$12.40	$9.72
Number of accumulation units outstanding at end of period	0	2,763	43,775	17,485	8,828	5,196	3,062
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$21.40	$19.43	$14.99	$16.26	$16.24	$11.97	$11.12
Value at end of period	$18.56	$21.40	$19.43	$14.99	$16.26	$16.24	$11.97
Number of accumulation units outstanding at end of period	0	0	64,278	50,260	43,989	29,728	1,758
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.99	$15.97	$13.79	$14.39	$12.96	$9.99	$9.68
Value at end of period	$14.37	$16.99	$15.97	$13.79	$14.39	$12.96	$9.99
Number of accumulation units outstanding at end of period	0	5,998	305,377	250,765	159,993	163,700	82,360
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.70	$10.42	$10.23	$10.28	$9.76	$9.56
Value at end of period	$10.64	$10.70	$10.42	$10.23	$10.28	$9.76
Number of accumulation units outstanding at end of period	0	5,576	167,843	101,870	103,982	21,146
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during October 2012)
Value at beginning of period	$22.43	$19.73	$16.79	$17.92	$16.08	$11.46	$11.09
Value at end of period	$20.02	$22.43	$19.73	$16.79	$17.92	$16.08	$11.46
Number of accumulation units outstanding at end of period	0	3,402	194,185	212,926	344,888	239,520	12,465

CFI 66

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.05	$14.05	$13.09	$13.40	$12.67	$10.91	$10.84
Value at end of period	$14.88	$16.05	$14.05	$13.09	$13.40	$12.67	$10.91
Number of accumulation units outstanding at end of period	0	31,875	227,285	181,195	148,775	106,702	25,193
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.12	$12.93	$12.22	$12.83	$12.83	$13.42	$13.31
Value at end of period	$13.77	$14.12	$12.93	$12.22	$12.83	$12.83	$13.42
Number of accumulation units outstanding at end of period	0	2,052	32,724	24,762	24,273	15,661	1,488
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.23	$9.93	$9.41	$10.03
Value at end of period	$11.10	$12.23	$9.93	$9.41
Number of accumulation units outstanding at end of period	0	33,743	735,802	637,814
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$11.94	$10.43	$9.81	$10.20	$10.27
Value at end of period	$11.03	$11.94	$10.43	$9.81	$10.20
Number of accumulation units outstanding at end of period	0	994	6,692	1,106	94
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.31	$16.12	$14.75	$15.03	$13.64	$10.48	$10.77
Value at end of period	$18.37	$19.31	$16.12	$14.75	$15.03	$13.64	$10.48
Number of accumulation units outstanding at end of period	0	1,682	25,148	15,524	8,779	4,580	160
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2013)
Value at beginning of period	$20.38	$16.43	$14.96	$14.91	$13.15	$11.68
Value at end of period	$18.91	$20.38	$16.43	$14.96	$14.91	$13.15
Number of accumulation units outstanding at end of period	0	24	24	24	24	24
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$21.42	$18.95	$16.11	$16.48	$15.11	$11.28	$11.07
Value at end of period	$18.27	$21.42	$18.95	$16.11	$16.48	$15.11	$11.28
Number of accumulation units outstanding at end of period	0	19,371	864,260	676,305	535,363	475,274	123,940
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.29	$14.62	$14.08	$14.06	$13.24	$13.32	$13.15
Value at end of period	$15.14	$15.29	$14.62	$14.08	$14.06	$13.24	$13.32
Number of accumulation units outstanding at end of period	0	30,084	1,694,246	1,417,954	1,082,641	851,031	266,551
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.94	$9.61	$9.57	$9.70	$10.36	$8.57	$8.08
Value at end of period	$10.26	$11.94	$9.61	$9.57	$9.70	$10.36	$8.57
Number of accumulation units outstanding at end of period	0	1,877	109,758	126,123	154,603	110,363	5,648
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$25.72	$19.91	$19.24	$18.17	$16.06	$12.32	$12.25
Value at end of period	$25.22	$25.72	$19.91	$19.24	$18.17	$16.06	$12.32
Number of accumulation units outstanding at end of period	0	2,929	270,007	127,315	99,714	59,345	6,812

CFI 67

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$18.71	$16.55	$14.60	$15.35	$14.00	$10.75	$10.70
Value at end of period	$17.17	$18.71	$16.55	$14.60	$15.35	$14.00	$10.75
Number of accumulation units outstanding at end of period	0	5,528	103,709	199,283	412,489	200,256	30
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$25.27	$20.29	$19.00	$18.99	$17.52	$14.59
Value at end of period	$23.27	$25.27	$20.29	$19.00	$18.99	$17.52
Number of accumulation units outstanding at end of period	0	904	101,395	13,280	2,019	630
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.08	$19.65	$17.41	$17.99	$16.03	$12.00	$11.80
Value at end of period	$20.83	$23.08	$19.65	$17.41	$17.99	$16.03	$12.00
Number of accumulation units outstanding at end of period	0	4,724	152,160	103,205	63,971	39,755	4,344
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.48	$20.64	$17.12	$18.02	$17.25	$12.49	$12.15
Value at end of period	$20.74	$23.48	$20.64	$17.12	$18.02	$17.25	$12.49
Number of accumulation units outstanding at end of period	0	7,875	173,982	113,289	87,840	74,017	11,204
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$24.46	$20.69	$18.33	$18.58	$17.67	$12.77	$12.65
Value at end of period	$20.49	$24.46	$20.69	$18.33	$18.58	$17.67	$12.77
Number of accumulation units outstanding at end of period	0	1,776	65,937	44,572	35,771	30,752	34
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.08	$20.83	$16.81	$17.02	$16.05	$11.70	$11.49
Value at end of period	$19.33	$23.08	$20.83	$16.81	$17.02	$16.05	$11.70
Number of accumulation units outstanding at end of period	0	0	20,157	9,070	2,262	1,897	75
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.85	$12.94	$12.28	$12.34	$11.74	$10.14	$9.91
Value at end of period	$13.94	$14.85	$12.94	$12.28	$12.34	$11.74	$10.14
Number of accumulation units outstanding at end of period	0	0	17,259	9,682	6,847	1,760	323
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.52	$13.05	$12.34	$12.46	$11.84	$9.88	$9.71
Value at end of period	$14.16	$15.52	$13.05	$12.34	$12.46	$11.84	$9.88
Number of accumulation units outstanding at end of period	0	0	63,805	44,669	25,161	6,187	229
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$15.63	$12.95	$12.23	$12.40	$11.74	$9.55	$9.30
Value at end of period	$13.97	$15.63	$12.95	$12.23	$12.40	$11.74	$9.55
Number of accumulation units outstanding at end of period	0	0	31,780	16,561	7,556	2,882	180
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$20.95	$17.30	$16.33	$16.54	$15.64	$12.72	$12.46
Value at end of period	$18.66	$20.95	$17.30	$16.33	$16.54	$15.64	$12.72
Number of accumulation units outstanding at end of period	0	0	20,119	12,420	4,587	1,600	213

CFI 68

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$14.82	$13.62	$13.09	$13.14	$12.48	$11.72	$11.65
Value at end of period	$14.30	$14.82	$13.62	$13.09	$13.14	$12.48	$11.72
Number of accumulation units outstanding at end of period	0	0	241,239	262,018	284,148	171,929	11
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.68	$13.32	$13.07	$13.10	$12.45	$12.83	$12.84
Value at end of period	$13.58	$13.68	$13.32	$13.07	$13.10	$12.45	$12.83
Number of accumulation units outstanding at end of period	0	1,675	47,755	45,124	14,407	6,666	1,338
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$20.95	$17.33	$15.59	$15.49	$13.72	$10.44	$10.45
Value at end of period	$19.90	$20.95	$17.33	$15.59	$15.49	$13.72	$10.44
Number of accumulation units outstanding at end of period	0	8,981	644,758	487,596	374,962	226,622	11,424
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$25.59	$23.13	$18.73	$19.15	$17.10	$13.08	$12.76
Value at end of period	$21.82	$25.59	$23.13	$18.73	$19.15	$17.10	$13.08
Number of accumulation units outstanding at end of period	0	6,215	500,461	444,232	541,526	423,778	73,666
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$21.56	$16.89	$16.11	$17.04	$16.41	$11.87	$11.51
Value at end of period	$21.06	$21.56	$16.89	$16.11	$17.04	$16.41	$11.87
Number of accumulation units outstanding at end of period	0	9,092	560,813	561,518	637,384	500,426	77,928
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$19.51	$16.66	$14.20	$15.17	$13.97	$10.39	$9.68
Value at end of period	$17.02	$19.51	$16.66	$14.20	$15.17	$13.97	$10.39
Number of accumulation units outstanding at end of period	0	5,402	240,935	354,880	586,821	317,422	4,894
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.21	$17.40	$15.16	$15.55	$14.34	$11.53	$11.69
Value at end of period	$17.32	$19.21	$17.40	$15.16	$15.55	$14.34	$11.53
Number of accumulation units outstanding at end of period	0	993	26,062	17,766	17,603	2,435	1,936
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.05	$20.36	$17.83	$18.47	$16.14	$12.32	$12.19
Value at end of period	$20.15	$23.05	$20.36	$17.83	$18.47	$16.14	$12.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	17
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.87	$13.89	$13.92	$13.43	$13.18	$10.42	$9.87
Value at end of period	$16.31	$18.87	$13.89	$13.92	$13.43	$13.18	$10.42
Number of accumulation units outstanding at end of period	0	3,467	189,405	48,172	11,988	5,598	105

CFI 69

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$20.57	$19.24	$16.91	$17.81	$17.83	$15.94	$15.69
Value at end of period	$19.93	$20.57	$19.24	$16.91	$17.81	$17.83	$15.94
Number of accumulation units outstanding at end of period	0	5,471	401,104	462,651	685,504	256,968	5,994
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$23.59	$18.98	$17.75	$17.48	$15.70	$11.67	$11.70
Value at end of period	$22.72	$23.59	$18.98	$17.75	$17.48	$15.70	$11.67
Number of accumulation units outstanding at end of period	0	104	65,074	29,171	3,344	287	8
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.26	$15.78	$13.34	$14.40	$13.46	$10.42	$10.40
Value at end of period	$16.48	$18.26	$15.78	$13.34	$14.40	$13.46	$10.42
Number of accumulation units outstanding at end of period	0	34,899	1,042,379	896,259	1,069,026	750,944	160,073
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$24.66	$18.54	$18.35	$16.63	$15.37	$11.09	$11.35
Value at end of period	$24.28	$24.66	$18.54	$18.35	$16.63	$15.37	$11.09
Number of accumulation units outstanding at end of period	0	27,328	1,003,128	768,906	495,744	391,431	84,100
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2012)
Value at beginning of period	$12.62	$10.36	$10.22	$10.62	$11.42	$9.54	$8.95
Value at end of period	$10.68	$12.62	$10.36	$10.22	$10.62	$11.42	$9.54
Number of accumulation units outstanding at end of period	0	4,904	42,062	36,870	18,755	7,693	2,937

TABLE 11
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$28.06	$22.13	$21.80	$21.38	$20.51	$15.30	$13.38	$14.19	$13.02	$12.38
Value at end of period	$27.45	$28.06	$22.13	$21.80	$21.38	$20.51	$15.30	$13.38	$14.19	$13.02
Number of accumulation units outstanding at end of period	1,713	1,928	2,062	2,391	1,785	1,354	1,017	627	349	1,359
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$22.78	$17.75	$16.57	$16.73	$14.74	$12.06	$10.90	$11.16	$9.68	$9.03
Value at end of period	$23.21	$22.78	$17.75	$16.57	$16.73	$14.74	$12.06	$10.90	$11.16	$9.68
Number of accumulation units outstanding at end of period	6,290	5,478	5,224	16,568	16,272	20,343	18,745	19,896	10,062	3,585
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$21.98	$18.15	$16.68	$17.26	$15.90	$12.32	$11.29	$11.13	$9.97	$9.43
Value at end of period	$20.73	$21.98	$18.15	$16.68	$17.26	$15.90	$12.32	$11.29	$11.13	$9.97
Number of accumulation units outstanding at end of period	19,785	19,617	17,821	26,357	30,948	28,083	20,290	17,813	7,440	1,604

CFI 70

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.94	$12.62	$12.11	$12.44	$12.17	$13.46	$12.68	$11.28	$10.75	$10.20
Value at end of period	$12.55	$12.94	$12.62	$12.11	$12.44	$12.17	$13.46	$12.68	$11.28	$10.75
Number of accumulation units outstanding at end of period	5,465	7,175	7,803	15,056	11,402	12,914	33,093	18,128	13,725	8,279
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.28	$9.93	$9.34	$9.95
Value at end of period	$10.43	$11.28	$9.93	$9.34
Number of accumulation units outstanding at end of period	21,349	20,306	21,639	2,918
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$20.99	$17.11	$15.29	$14.87	$13.72	$10.49	$9.00	$9.22	$8.13	$6.13
Value at end of period	$19.49	$20.99	$17.11	$15.29	$14.87	$13.72	$10.49	$9.00	$9.22	$8.13
Number of accumulation units outstanding at end of period	105,252	91,894	93,630	111,193	222,954	218,834	194,592	89,862	69,725	20,641
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$19.05	$15.10	$14.34	$14.05	$13.86	$10.77	$8.87	$10.41	$8.37	$5.48
Value at end of period	$17.12	$19.05	$15.10	$14.34	$14.05	$13.86	$10.77	$8.87	$10.41	$8.37
Number of accumulation units outstanding at end of period	27,450	22,609	26,679	31,063	16,128	14,352	13,339	10,148	8,614	2,797
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.76	$12.43	$12.16	$12.19	$11.60	$11.90	$11.29	$10.66	$9.99	$8.74
Value at end of period	$12.68	$12.76	$12.43	$12.16	$12.19	$11.60	$11.90	$11.29	$10.66	$9.99
Number of accumulation units outstanding at end of period	47,118	47,106	43,761	43,946	41,347	36,459	29,902	20,920	22,176	11,517
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$31.81	$25.35	$23.50	$22.42	$20.62	$15.49	$12.91	$13.64	$12.21	$9.12
Value at end of period	$30.71	$31.81	$25.35	$23.50	$22.42	$20.62	$15.49	$12.91	$13.64	$12.21
Number of accumulation units outstanding at end of period	259,788	281,286	278,137	304,804	313,096	316,623	293,901	3,130,770	3,808,211	3,715,843
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$27.90	$23.35	$20.70	$20.85	$18.85	$14.37	$12.84	$12.06	$10.70	$9.03
Value at end of period	$26.93	$27.90	$23.35	$20.70	$20.85	$18.85	$14.37	$12.84	$12.06	$10.70
Number of accumulation units outstanding at end of period	105,199	107,774	111,014	84,590	73,345	72,441	76,298	48,042	61,745	64,871
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.32	$21.92	$17.75	$19.91	$18.23	$12.68	$10.94	$11.85
Value at end of period	$19.70	$24.32	$21.92	$17.75	$19.91	$18.23	$12.68	$10.94
Number of accumulation units outstanding at end of period	9,197	9,376	10,134	11,337	5,482	3,574	603	1,591
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$37.49	$32.52	$28.28	$29.63	$26.84	$18.65	$15.58	$17.66	$16.74
Value at end of period	$32.20	$37.49	$32.52	$28.28	$29.63	$26.84	$18.65	$15.58	$17.66
Number of accumulation units outstanding at end of period	3,740	3,950	4,273	4,725	4,185	3,572	1,810	1,579	850
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$13.47	$10.33	$11.50	$12.02	$12.20	$9.79	$7.85	$8.51	$8.07	$5.80
Value at end of period	$11.95	$13.47	$10.33	$11.50	$12.02	$12.20	$9.79	$7.85	$8.51	$8.07
Number of accumulation units outstanding at end of period	17,686	16,592	17,381	24,166	21,788	14,330	5,528	4,979	4,307	3,790
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during November 2015)
Value at beginning of period	$12.25	$10.54	$9.18	$9.27
Value at end of period	$11.60	$12.25	$10.54	$9.18
Number of accumulation units outstanding at end of period	3,406	3,126	850	69

CFI 71

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$11.73	$9.45	$10.11	$10.37
Value at end of period	$12.60	$11.73	$9.45	$10.11
Number of accumulation units outstanding at end of period	64,914	52,907	38,837	23,513
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.03	$20.66	$19.25	$19.78	$18.14	$15.45	$14.05	$13.50	$12.11	$9.71
Value at end of period	$22.30	$23.03	$20.66	$19.25	$19.78	$18.14	$15.45	$14.05	$13.50	$12.11
Number of accumulation units outstanding at end of period	5,594	9,179	9,538	9,766	10,029	15,915	21,225	16,810	12,450	13,253
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2012)
Value at beginning of period	$17.01	$15.96	$15.19	$14.54	$11.22	$10.94	$10.75
Value at end of period	$16.21	$17.01	$15.96	$15.19	$14.54	$11.22	$10.94
Number of accumulation units outstanding at end of period	8,933	5,625	7,418	5,221	15,633	2,416	1,253
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.31
Number of accumulation units outstanding at end of period	25,562
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$19.63	$17.40	$15.35	$16.27	$14.60	$10.86	$9.37	$9.83	$8.04	$6.11
Value at end of period	$16.90	$19.63	$17.40	$15.35	$16.27	$14.60	$10.86	$9.37	$9.83	$8.04
Number of accumulation units outstanding at end of period	6,276	5,970	7,158	7,058	5,861	4,708	3,310	2,029	865	343
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$17.10	$15.39	$11.80	$12.68	$12.09	$11.57
Value at end of period	$14.03	$17.10	$15.39	$11.80	$12.68	$12.09
Number of accumulation units outstanding at end of period	929	1,034	500	226	206	2
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$46.33	$38.20	$35.55	$35.49	$31.86	$24.39	$21.06	$21.71	$18.61	$13.78
Value at end of period	$43.16	$46.33	$38.20	$35.55	$35.49	$31.86	$24.39	$21.06	$21.71	$18.61
Number of accumulation units outstanding at end of period	468,652	532,954	578,670	638,002	619,617	714,618	716,659	2,604,172	2,415,531	2,280,121
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.24	$26.03	$22.16	$23.19	$21.44	$16.82	$14.41	$14.34	$12.52	$9.66
Value at end of period	$26.68	$29.24	$26.03	$22.16	$23.19	$21.44	$16.82	$14.41	$14.34	$12.52
Number of accumulation units outstanding at end of period	114,912	125,353	135,851	147,630	155,457	188,464	222,004	1,262,993	1,303,760	1,418,008
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$34.56	$25.70	$25.63	$24.03	$21.70	$16.00	$14.02	$14.06	$11.38	$8.91
Value at end of period	$34.33	$34.56	$25.70	$25.63	$24.03	$21.70	$16.00	$14.02	$14.06	$11.38
Number of accumulation units outstanding at end of period	202,771	214,355	221,518	254,876	259,286	270,201	301,443	286,047	399,939	417,864
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.30	$17.20	$18.21	$17.66	$19.31	$14.88	$12.38	$15.02	$13.35	$10.60
Value at end of period	$18.90	$22.30	$17.20	$18.21	$17.66	$19.31	$14.88	$12.38	$15.02	$13.35
Number of accumulation units outstanding at end of period	23,189	24,854	21,543	26,161	26,054	29,106	36,681	28,173	40,790	43,425
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$40.59	$36.87	$28.46	$30.88	$30.86	$22.77	$19.33	$20.18	$15.82	$12.31
Value at end of period	$35.19	$40.59	$36.87	$28.46	$30.88	$30.86	$22.77	$19.33	$20.18	$15.82
Number of accumulation units outstanding at end of period	14,224	16,733	20,745	21,010	15,976	37,985	35,540	772,940	834,708	835,057

CFI 72

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during March 2010)
Value at beginning of period	$22.95	$20.05	$17.99	$18.90	$18.17	$14.14	$12.87	$13.80	$12.74
Value at end of period	$20.10	$22.95	$20.05	$17.99	$18.90	$18.17	$14.14	$12.87	$13.80
Number of accumulation units outstanding at end of period	22	176	0	330	273	217	153	353	236
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$73.24	$57.80	$56.80	$54.37	$50.39	$36.14	$37.19
Value at end of period	$70.23	$73.24	$57.80	$56.80	$54.37	$50.39	$36.14
Number of accumulation units outstanding at end of period	5,436	5,186	4,834	5,582	6,151	6,097	5,931
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.82	$17.60	$16.05	$17.11	$15.90	$12.37	$10.91	$10.97	$10.07	$7.89
Value at end of period	$17.87	$19.82	$17.60	$16.05	$17.11	$15.90	$12.37	$10.91	$10.97	$10.07
Number of accumulation units outstanding at end of period	17,343	25,468	25,041	23,841	26,623	31,722	32,624	23,759	33,378	36,216
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during July 2015)
Value at beginning of period	$14.03	$10.62	$10.49	$11.37
Value at end of period	$13.25	$14.03	$10.62	$10.49
Number of accumulation units outstanding at end of period	24,293	18,068	11,975	9,110
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$43.96	$37.30	$35.84	$35.80	$33.16	$27.73	$24.53	$24.26	$22.49	$17.96
Value at end of period	$44.04	$43.96	$37.30	$35.84	$35.80	$33.16	$27.73	$24.53	$24.26	$22.49
Number of accumulation units outstanding at end of period	99	118	112	105	97	132	202	191	196	186
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$51.12	$40.32	$36.06	$34.84	$31.12	$23.62	$20.24	$20.64	$16.48	$11.44
Value at end of period	$50.65	$51.12	$40.32	$36.06	$34.84	$31.12	$23.62	$20.24	$20.64	$16.48
Number of accumulation units outstanding at end of period	74	95	90	84	78	124	214	201	204	192
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$26.16	$25.37	$24.88	$24.95	$23.90	$24.05	$22.31	$21.01	$19.55	$17.36
Value at end of period	$25.76	$26.16	$25.37	$24.88	$24.95	$23.90	$24.05	$22.31	$21.01	$19.55
Number of accumulation units outstanding at end of period	21	21	21	21	21	21	21	21	21	21
JANUS HENDERSON GLOBAL RESEARCH PORTOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$23.84	$18.86	$18.57	$19.10	$17.87	$13.98	$11.70	$13.63	$11.83	$8.63
Value at end of period	$22.09	$23.84	$18.86	$18.57	$19.10	$17.87	$13.98	$11.70	$13.63	$11.83
Number of accumulation units outstanding at end of period	61	95	83	68	54	76	200	173	245	225
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$29.75	$23.38	$23.38	$22.30	$19.84	$15.30	$12.96	$13.76	$12.07	$8.90
Value at end of period	$28.84	$29.75	$23.38	$23.38	$22.30	$19.84	$15.30	$12.96	$13.76	$12.07
Number of accumulation units outstanding at end of period	113	144	135	125	115	137	258	237	222	204
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during June 2016)
Value at beginning of period	$11.82	$9.70	$9.85
Value at end of period	$10.13	$11.82	$9.70
Number of accumulation units outstanding at end of period	4,378	2,642	1,781
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.87	$21.86	$17.41	$18.15	$17.36	$12.87	$11.14	$11.41	$9.19	$7.19
Value at end of period	$19.77	$23.87	$21.86	$17.41	$18.15	$17.36	$12.87	$11.14	$11.41	$9.19
Number of accumulation units outstanding at end of period	37,635	40,377	42,802	49,883	56,417	53,946	43,599	24,094	11,626	5,130

CFI 73

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$27.17	$25.56	$22.07	$23.05	$20.78	$16.02	$14.06	$14.72	$11.79	$9.36
Value at end of period	$22.97	$27.17	$25.56	$22.07	$23.05	$20.78	$16.02	$14.06	$14.72	$11.79
Number of accumulation units outstanding at end of period	23,406	31,994	38,275	43,944	45,448	50,017	53,567	54,943	104,044	107,341
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.33	$10.13	$10.13
Value at end of period	$10.40	$10.33	$10.13
Number of accumulation units outstanding at end of period	17,667	10,753	8,683
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.67	$10.40	$10.22	$10.28	$9.76	$9.67
Value at end of period	$10.61	$10.67	$10.40	$10.22	$10.28	$9.76
Number of accumulation units outstanding at end of period	86,557	77,161	69,219	57,392	65,711	47,704
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$22.53	$19.12	$17.49	$17.68	$16.11	$11.73	$10.64	$11.03	$9.05	$6.98
Value at end of period	$21.08	$22.53	$19.12	$17.49	$17.68	$16.11	$11.73	$10.64	$11.03	$9.05
Number of accumulation units outstanding at end of period	21,800	23,807	26,477	29,507	32,549	32,938	27,105	18,134	12,844	5,037
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$100.03	$74.59	$70.13	$82.02	$86.59	$80.32	$66.79	$81.96	$64.87	$35.87
Value at end of period	$87.45	$100.03	$74.59	$70.13	$82.02	$86.59	$80.32	$66.79	$81.96	$64.87
Number of accumulation units outstanding at end of period	32,266	36,680	39,097	44,665	50,166	54,751	47,388	412,465	395,735	290,951
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$50.83	$37.38	$37.54	$36.29	$35.66	$28.15	$23.33	$25.57	$22.16	$15.93
Value at end of period	$43.91	$50.83	$37.38	$37.54	$36.29	$35.66	$28.15	$23.33	$25.57	$22.16
Number of accumulation units outstanding at end of period	1	2	2	2	2	50	64	66	113	115
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$25.47	$24.09	$22.72	$23.37	$22.84	$22.98	$20.34	$20.27	$17.72	$14.99
Value at end of period	$24.23	$25.47	$24.09	$22.72	$23.37	$22.84	$22.98	$20.34	$20.27	$17.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$30.65	$26.98	$22.97	$24.53	$22.03	$15.70	$13.37	$13.74	$11.19	$8.20
Value at end of period	$27.35	$30.65	$26.98	$22.97	$24.53	$22.03	$15.70	$13.37	$13.74	$11.19
Number of accumulation units outstanding at end of period	45,639	48,120	50,648	50,718	52,324	46,852	42,541	31,594	29,918	22,958
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$20.09	$17.84	$16.95	$17.12	$15.93	$13.76	$12.43	$12.72	$11.43	$9.47
Value at end of period	$19.17	$20.09	$17.84	$16.95	$17.12	$15.93	$13.76	$12.43	$12.72	$11.43
Number of accumulation units outstanding at end of period	19,779	20,575	22,311	19,733	19,518	19,103	16,580	174,373	201,644	214,682
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during December 2015)
Value at beginning of period	$6.33	$6.21	$5.45	$5.35
Value at end of period	$5.41	$6.33	$6.21	$5.45
Number of accumulation units outstanding at end of period	5,528	4,197	2,934	2,021
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.57	$16.06	$15.35	$15.85	$15.46	$17.11	$15.81	$14.23	$13.23	$11.23
Value at end of period	$16.12	$16.57	$16.06	$15.35	$15.85	$15.46	$17.11	$15.81	$14.23	$13.23
Number of accumulation units outstanding at end of period	75,563	87,207	88,969	120,986	106,862	127,592	153,264	1,671,696	1,422,721	862,847

CFI 74

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$21.63	$20.27	$17.83	$18.65	$18.73	$16.80	$14.55	$14.87	$12.66	$7.93
Value at end of period	$20.81	$21.63	$20.27	$17.83	$18.65	$18.73	$16.80	$14.55	$14.87	$12.66
Number of accumulation units outstanding at end of period	7,139	6,502	5,451	12,556	12,751	12,034	13,037	6,689	7,353	8,069
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$10.29	$10.03	$9.96	$10.07
Value at end of period	$10.29	$10.29	$10.03	$9.96
Number of accumulation units outstanding at end of period	12,209	13,432	14,475	491
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$34.93	$34.30	$32.45	$34.07	$33.71	$33.14	$28.76	$29.61	$26.41	$22.33
Value at end of period	$35.20	$34.93	$34.30	$32.45	$34.07	$33.71	$33.14	$28.76	$29.61	$26.41
Number of accumulation units outstanding at end of period	148,058	164,795	175,012	223,088	218,571	217,859	190,450	1,084,122	1,012,847	768,873
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during April 2017)
Value at beginning of period	$12.85	$11.13
Value at end of period	$10.37	$12.85
Number of accumulation units outstanding at end of period	1,790	792
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.92	$3.59	$2.47	$3.38	$3.71	$7.68	$8.78	$10.30
Value at end of period	$3.42	$3.92	$3.59	$2.47	$3.38	$3.71	$7.68	$8.78
Number of accumulation units outstanding at end of period	25,362	17,417	46,638	20,142	4,509	5,847	3,844	7,516
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.41	$22.26	$20.75	$21.25	$20.11	$17.31	$15.31	$15.59	$13.73	$11.58
Value at end of period	$23.56	$25.41	$22.26	$20.75	$21.25	$20.11	$17.31	$15.31	$15.59	$13.73
Number of accumulation units outstanding at end of period	81,754	89,990	96,295	102,081	117,382	149,521	176,386	174,928	240,255	286,440
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.76	$10.75	$9.66	$10.00
Value at end of period	$11.84	$12.76	$10.75	$9.66
Number of accumulation units outstanding at end of period	40,882	32,264	27,965	10,262
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.21	$14.86	$14.04	$14.75	$14.76	$15.46	$14.39	$13.95	$12.10	$10.00
Value at end of period	$15.81	$16.21	$14.86	$14.04	$14.75	$14.76	$15.46	$14.39	$13.95	$12.10
Number of accumulation units outstanding at end of period	88,173	94,608	98,354	127,552	138,008	138,645	149,121	658,923	714,560	579,987
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.21	$9.92	$9.40	$10.03
Value at end of period	$11.08	$12.21	$9.92	$9.40
Number of accumulation units outstanding at end of period	82,660	98,633	103,671	123,943
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$11.92	$10.42	$9.80	$10.19	$10.38
Value at end of period	$11.01	$11.92	$10.42	$9.80	$10.19
Number of accumulation units outstanding at end of period	5,499	7,788	2,852	331	206
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$17.62	$17.44	$17.25	$17.06	$16.34	$16.73	$16.34	$15.29	$15.33
Value at end of period	$17.68	$17.62	$17.44	$17.25	$17.06	$16.34	$16.73	$16.34	$15.29
Number of accumulation units outstanding at end of period	1,362	1,091	640	189	773	661	1,897	2,721	1,697

CFI 75

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.47	$13.46	$13.50	$13.57	$13.63	$13.70	$13.76	$13.83	$13.86	$13.89
Value at end of period	$13.61	$13.47	$13.46	$13.50	$13.57	$13.63	$13.70	$13.76	$13.83	$13.86
Number of accumulation units outstanding at end of period	271,139	240,107	161,981	167,707	190,414	502,402	473,852	1,809,847	1,468,184	1,424,386
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.68	$18.94	$17.34	$17.68	$16.05	$12.34	$10.72	$10.80	$9.51	$7.34
Value at end of period	$21.56	$22.68	$18.94	$17.34	$17.68	$16.05	$12.34	$10.72	$10.80	$9.51
Number of accumulation units outstanding at end of period	520,089	562,033	626,032	705,057	725,398	961,178	839,210	847,975	1,160,834	975,697
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$22.31	$21.11	$18.51	$18.99	$18.86	$17.95	$15.82	$15.23	$13.39	$9.01
Value at end of period	$21.49	$22.31	$21.11	$18.51	$18.99	$18.86	$17.95	$15.82	$15.23	$13.39
Number of accumulation units outstanding at end of period	34,977	35,046	34,401	43,772	56,875	58,211	44,498	324,318	274,897	113,811
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.21	$25.16	$22.93	$22.86	$20.17	$15.25	$13.39	$13.47	$11.88	$9.69
Value at end of period	$28.94	$31.21	$25.16	$22.93	$22.86	$20.17	$15.25	$13.39	$13.47	$11.88
Number of accumulation units outstanding at end of period	225,628	217,661	220,294	224,953	212,583	258,044	250,124	450,565	573,609	572,860
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$53.85	$47.65	$40.53	$41.48	$38.05	$28.42	$24.27	$24.67	$20.34	$15.52
Value at end of period	$45.89	$53.85	$47.65	$40.53	$41.48	$38.05	$28.42	$24.27	$24.67	$20.34
Number of accumulation units outstanding at end of period	43,708	50,707	52,805	60,550	83,602	98,915	108,294	393,949	406,845	416,193
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.53	$35.23	$27.81	$28.88	$27.52	$19.38	$17.33	$17.55	$14.36	$11.56
Value at end of period	$33.59	$38.53	$35.23	$27.81	$28.88	$27.52	$19.38	$17.33	$17.55	$14.36
Number of accumulation units outstanding at end of period	40,092	44,326	48,787	48,883	52,577	56,030	63,279	322,594	355,597	348,307
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$20.86	$17.38	$16.19	$16.59	$15.68	$14.33
Value at end of period	$18.96	$20.86	$17.38	$16.19	$16.59	$15.68
Number of accumulation units outstanding at end of period	1,489	205	69	13	7	3
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.44	$23.38	$22.53	$22.51	$21.20	$21.34	$19.60	$18.32	$16.76	$15.10
Value at end of period	$24.19	$24.44	$23.38	$22.53	$22.51	$21.20	$21.34	$19.60	$18.32	$16.76
Number of accumulation units outstanding at end of period	322,514	371,916	387,938	385,940	217,898	263,194	303,039	533,775	539,402	505,538
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.65	$9.38	$9.35	$9.48	$10.13	$8.38	$7.09	$8.12	$7.57	$5.97
Value at end of period	$10.00	$11.65	$9.38	$9.35	$9.48	$10.13	$8.38	$7.09	$8.12	$7.57
Number of accumulation units outstanding at end of period	36,546	43,756	39,563	44,542	25,960	27,712	23,444	81,043	88,067	78,707
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.41	$19.68	$19.03	$17.97	$15.90	$12.20	$10.38	$10.33
Value at end of period	$24.91	$25.41	$19.68	$19.03	$17.97	$15.90	$12.20	$10.38
Number of accumulation units outstanding at end of period	365,629	442,387	440,835	463,177	428,444	385,660	301,417	1,529,431
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.43	$15.43	$13.62	$14.32	$13.08	$10.04	$8.80	$8.54	$7.19	$6.42
Value at end of period	$15.99	$17.43	$15.43	$13.62	$14.32	$13.08	$10.04	$8.80	$8.54	$7.19
Number of accumulation units outstanding at end of period	205,908	237,473	261,970	325,566	308,867	414,433	344,087	1,000,518	1,059,936	1,345,805

CFI 76

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$37.44	$30.08	$28.18	$28.18	$26.02	$19.81	$17.44	$17.61	$13.58	$9.65
Value at end of period	$34.46	$37.44	$30.08	$28.18	$28.18	$26.02	$19.81	$17.44	$17.61	$13.58
Number of accumulation units outstanding at end of period	120,699	137,446	69,330	69,173	65,629	89,008	47,326	28,460	13,627	10,928
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$13.73	$12.33
Value at end of period	$10.69	$13.73
Number of accumulation units outstanding at end of period	2,041	1,354
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$36.60	$28.02	$26.43	$24.69	$21.94	$16.70	$14.66	$14.14	$12.60	$10.71
Value at end of period	$36.07	$36.60	$28.02	$26.43	$24.69	$21.94	$16.70	$14.66	$14.14	$12.60
Number of accumulation units outstanding at end of period	54,858	59,107	47,529	24,095	9,928	6,019	4,270	1,230	5,942	811
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.68	$17.77	$16.10	$15.85	$14.11	$10.74	$9.34	$9.15	$8.20	$6.66
Value at end of period	$20.82	$21.68	$17.77	$16.10	$15.85	$14.11	$10.74	$9.34	$9.15	$8.20
Number of accumulation units outstanding at end of period	91,011	75,007	52,078	48,182	20,554	16,696	19,580	180,713	169,976	142,094
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$27.42	$24.34	$21.22	$22.16	$19.85	$15.17	$13.15	$13.14	$11.89	$10.07
Value at end of period	$25.41	$27.42	$24.34	$21.22	$22.16	$19.85	$15.17	$13.15	$13.14	$11.89
Number of accumulation units outstanding at end of period	11,873	14,695	12,970	8,141	5,954	5,166	4,811	28,935	22,733	28,787
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$34.75	$28.08	$26.42	$26.77	$24.21	$18.04	$15.70	$16.13	$12.88	$11.42
Value at end of period	$32.72	$34.75	$28.08	$26.42	$26.77	$24.21	$18.04	$15.70	$16.13	$12.88
Number of accumulation units outstanding at end of period	4,615	6,688	3,780	2,243	1,717	3,481	2,939	73,702	50,451	40,684
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.51	$19.18	$17.00	$17.58	$15.68	$11.74	$10.08	$10.32	$8.29	$5.94
Value at end of period	$20.32	$22.51	$19.18	$17.00	$17.58	$15.68	$11.74	$10.08	$10.32	$8.29
Number of accumulation units outstanding at end of period	57,737	48,763	37,184	32,577	22,483	18,552	9,043	43,125	5,757	1,726
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.91	$20.15	$16.72	$17.60	$16.86	$12.21	$10.58	$11.06	$8.79	$6.98
Value at end of period	$20.22	$22.91	$20.15	$16.72	$17.60	$16.86	$12.21	$10.58	$11.06	$8.79
Number of accumulation units outstanding at end of period	26,158	18,888	13,726	15,735	10,282	8,266	6,391	28,413	6,556	1,543
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.95	$21.12	$18.72	$18.98	$18.06	$13.05	$11.39	$11.35	$8.62	$6.61
Value at end of period	$20.89	$24.95	$21.12	$18.72	$18.98	$18.06	$13.05	$11.39	$11.35	$8.62
Number of accumulation units outstanding at end of period	13,000	17,183	18,100	22,324	12,828	18,995	14,193	26,828	29,842	23,989
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$49.90	$45.06	$36.38	$36.85	$34.76	$25.36	$22.26	$22.94	$18.54	$14.60
Value at end of period	$41.78	$49.90	$45.06	$36.38	$36.85	$34.76	$25.36	$22.26	$22.94	$18.54
Number of accumulation units outstanding at end of period	54,751	56,525	57,827	60,845	97,718	118,181	113,516	106,197	136,325	134,627
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.96	$16.53	$15.69	$15.78	$15.02	$12.98	$11.50	$11.92	$10.53	$8.41
Value at end of period	$17.78	$18.96	$16.53	$15.69	$15.78	$15.02	$12.98	$11.50	$11.92	$10.53
Number of accumulation units outstanding at end of period	345,636	355,836	318,388	347,993	352,146	430,915	380,122	312,879	350,851	305,840

CFI 77

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.56	$17.30	$16.36	$16.53	$15.72	$13.12	$11.46	$12.07	$10.59	$8.29
Value at end of period	$18.75	$20.56	$17.30	$16.36	$16.53	$15.72	$13.12	$11.46	$12.07	$10.59
Number of accumulation units outstanding at end of period	351,419	323,991	293,666	309,763	320,462	358,954	302,791	329,333	401,710	351,861
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$21.41	$17.74	$16.76	$17.01	$16.11	$13.12	$11.42	$12.09	$10.56	$8.17
Value at end of period	$19.12	$21.41	$17.74	$16.76	$17.01	$16.11	$13.12	$11.42	$12.09	$10.56
Number of accumulation units outstanding at end of period	229,631	220,275	193,758	197,767	216,569	284,337	248,822	262,725	281,483	231,366
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$20.65	$17.06	$16.10	$16.33	$15.44	$12.56	$10.93	$11.58	$10.03
Value at end of period	$18.37	$20.65	$17.06	$16.10	$16.33	$15.44	$12.56	$10.93	$11.58
Number of accumulation units outstanding at end of period	65,149	58,457	46,490	33,581	23,840	40,404	26,979	13,763	3,216
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.42	$13.51	$12.77	$12.89	$12.18	$10.59	$9.36	$9.64	$8.59	$8.51
Value at end of period	$14.32	$15.42	$13.51	$12.77	$12.89	$12.18	$10.59	$9.36	$9.64	$8.59
Number of accumulation units outstanding at end of period	2,429	5,683	5,199	18,940	15,818	8,968	251	179	139	88
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.80	$15.45	$14.86	$14.92	$14.18	$13.32	$12.20	$12.21	$11.20	$9.60
Value at end of period	$16.21	$16.80	$15.45	$14.86	$14.92	$14.18	$13.32	$12.20	$12.21	$11.20
Number of accumulation units outstanding at end of period	129,636	149,135	180,124	198,526	14,056	17,676	18,337	136,479	33,291	39,728
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$14.68	$13.38	$12.70	$12.81	$12.20	$11.19	$10.04	$10.16	$9.19	$7.67
Value at end of period	$13.99	$14.68	$13.38	$12.70	$12.81	$12.20	$11.19	$10.04	$10.16	$9.19
Number of accumulation units outstanding at end of period	5,194	96	634	634	1,149	860	11,887	10,590	8,582	6,410
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.85	$20.78	$19.76	$19.90	$18.75	$16.81	$15.04	$14.85	$13.44	$11.46
Value at end of period	$21.82	$22.85	$20.78	$19.76	$19.90	$18.75	$16.81	$15.04	$14.85	$13.44
Number of accumulation units outstanding at end of period	127,886	111,856	97,183	82,717	74,680	107,889	110,526	119,694	142,907	70,546
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.41	$19.11	$17.96	$18.26	$17.22	$14.14	$12.36	$12.80	$11.37	$9.13
Value at end of period	$20.44	$22.41	$19.11	$17.96	$18.26	$17.22	$14.14	$12.36	$12.80	$11.37
Number of accumulation units outstanding at end of period	341,815	376,551	430,485	431,378	421,439	437,506	391,045	382,662	349,911	232,238
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.35	$19.62	$18.49	$18.69	$17.61	$15.18	$13.43	$13.57	$12.17	$10.04
Value at end of period	$20.89	$22.35	$19.62	$18.49	$18.69	$17.61	$15.18	$13.43	$13.57	$12.17
Number of accumulation units outstanding at end of period	282,780	317,463	325,017	297,406	291,153	329,306	326,317	420,768	344,429	205,320
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.35	$13.00	$12.77	$12.80	$12.17	$12.55	$12.15	$11.39	$10.78	$10.29
Value at end of period	$13.24	$13.35	$13.00	$12.77	$12.80	$12.17	$12.55	$12.15	$11.39	$10.78
Number of accumulation units outstanding at end of period	29,199	28,623	28,965	29,186	9,051	8,722	10,124	14,403	8,068	2,626
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$41.07	$37.15	$30.09	$30.78	$27.50	$21.04	$18.17	$18.86	$15.54	$11.51
Value at end of period	$35.00	$41.07	$37.15	$30.09	$30.78	$27.50	$21.04	$18.17	$18.86	$15.54
Number of accumulation units outstanding at end of period	26,506	26,691	29,633	31,059	49,274	54,606	51,609	331,086	305,813	143,705

CFI 78

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$41.47	$32.51	$31.01	$32.82	$31.61	$22.88	$19.22	$18.89	$15.01	$11.16
Value at end of period	$40.48	$41.47	$32.51	$31.01	$32.82	$31.61	$22.88	$19.22	$18.89	$15.01
Number of accumulation units outstanding at end of period	53,875	54,195	56,159	65,821	70,321	85,770	73,720	1,352,670	1,438,458	1,413,949
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.61	$14.16	$14.11	$14.38	$12.67	$12.25	$9.77	$10.35	$8.94	$6.72
Value at end of period	$14.21	$15.61	$14.16	$14.11	$14.38	$12.67	$12.25	$9.77	$10.35	$8.94
Number of accumulation units outstanding at end of period	59,387	63,710	73,629	84,759	77,377	80,116	79,906	1,017,737	935,985	796,150
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$19.48	$18.61	$17.94	$17.52	$13.55	$13.35	$11.61	$10.66	$8.37	$6.19
Value at end of period	$17.90	$19.48	$18.61	$17.94	$17.52	$13.55	$13.35	$11.61	$10.66	$8.37
Number of accumulation units outstanding at end of period	76,929	89,960	105,585	106,387	87,091	86,076	70,650	964,529	908,569	739,250
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$41.41	$34.23	$31.73	$30.97	$27.59	$20.58	$18.42	$19.42	$17.42	$13.30
Value at end of period	$37.50	$41.41	$34.23	$31.73	$30.97	$27.59	$20.58	$18.42	$19.42	$17.42
Number of accumulation units outstanding at end of period	7,444	7,805	8,557	12,218	12,766	12,755	10,221	47,340	67,444	71,562
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.95	$19.88	$16.15	$16.73	$16.11	$11.57	$10.18	$10.52	$8.44	$6.80
Value at end of period	$17.96	$21.95	$19.88	$16.15	$16.73	$16.11	$11.57	$10.18	$10.52	$8.44
Number of accumulation units outstanding at end of period	26,571	25,126	25,347	21,655	17,502	13,998	12,229	8,990	7,378	4,507
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$28.81	$24.60	$20.99	$22.44	$20.66	$15.38	$13.03	$13.37	$11.67	$9.13
Value at end of period	$25.11	$28.81	$24.60	$20.99	$22.44	$20.66	$15.38	$13.03	$13.37	$11.67
Number of accumulation units outstanding at end of period	19,431	24,800	24,897	31,246	31,648	37,593	37,617	87,185	128,060	123,761
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.62	$22.31	$19.45	$19.96	$18.41	$14.80	$13.19	$13.40	$11.99	$9.82
Value at end of period	$22.17	$24.62	$22.31	$19.45	$19.96	$18.41	$14.80	$13.19	$13.40	$11.99
Number of accumulation units outstanding at end of period	184,546	195,121	199,511	198,376	235,252	271,903	280,556	317,644	610,511	580,703
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.75	$22.72	$19.04	$19.72	$17.99	$13.51	$11.85	$12.17	$10.87	$8.82
Value at end of period	$22.14	$25.75	$22.72	$19.04	$19.72	$17.99	$13.51	$11.85	$12.17	$10.87
Number of accumulation units outstanding at end of period	35,655	40,942	38,621	44,695	85,395	79,567	56,479	364,092	402,373	377,644
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.23	$21.24	$18.90	$22.56	$22.46	$23.95	$20.21	$24.85	$20.76	$12.16
Value at end of period	$25.03	$30.23	$21.24	$18.90	$22.56	$22.46	$23.95	$20.21	$24.85	$20.76
Number of accumulation units outstanding at end of period	16,467	18,906	18,911	21,376	15,426	14,449	20,624	11,049	25,791	26,525
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$41.95	$37.07	$32.49	$33.67	$29.43	$22.48	$18.83	$18.58	$15.19	$12.15
Value at end of period	$36.65	$41.95	$37.07	$32.49	$33.67	$29.43	$22.48	$18.83	$18.58	$15.19
Number of accumulation units outstanding at end of period	58,875	57,498	60,171	60,853	76,953	71,918	64,300	45,069	42,985	41,638
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.06	$28.75	$23.77	$24.80	$23.00	$16.64	$14.09	$14.35	$11.38	$8.98
Value at end of period	$29.43	$33.06	$28.75	$23.77	$24.80	$23.00	$16.64	$14.09	$14.35	$11.38
Number of accumulation units outstanding at end of period	25,827	26,878	23,742	26,895	14,472	14,686	10,479	246,550	130,890	82,444
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$28.99	$21.35	$21.41	$20.66	$20.29	$16.04	$13.25	$14.49	$12.55	$9.04
Value at end of period	$25.04	$28.99	$21.35	$21.41	$20.66	$20.29	$16.04	$13.25	$14.49	$12.55
Number of accumulation units outstanding at end of period	344,773	384,759	395,536	433,237	440,042	624,600	686,651	1,292,209	1,354,724	1,325,428

CFI 79

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$22.82	$21.36	$18.78	$19.79	$19.82	$17.73	$15.34	$15.53	$13.11	$7.89
Value at end of period	$22.10	$22.82	$21.36	$18.78	$19.79	$19.82	$17.73	$15.34	$15.53	$13.11
Number of accumulation units outstanding at end of period	14,584	15,407	13,763	20,386	10,959	16,848	15,467	256,411	217,323	198,272
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$28.82	$25.16	$23.40	$22.35	$20.03	$16.47	$14.46	$14.13	$12.45	$9.39
Value at end of period	$28.82	$28.82	$25.16	$23.40	$22.35	$20.03	$16.47	$14.46	$14.13	$12.45
Number of accumulation units outstanding at end of period	417,377	436,925	467,875	458,057	439,864	416,158	312,198	6,259,063	5,529,761	4,344,384
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$33.24	$26.77	$25.04	$24.67	$22.17	$16.48	$14.27	$14.89	$11.64	$7.99
Value at end of period	$32.00	$33.24	$26.77	$25.04	$24.67	$22.17	$16.48	$14.27	$14.89	$11.64
Number of accumulation units outstanding at end of period	242,057	262,105	277,519	297,680	311,707	361,854	395,187	566,674	645,353	645,673
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$34.17	$29.55	$25.00	$26.99	$25.24	$19.55	$16.77	$17.00	$14.87	$11.95
Value at end of period	$30.83	$34.17	$29.55	$25.00	$26.99	$25.24	$19.55	$16.77	$17.00	$14.87
Number of accumulation units outstanding at end of period	81,319	84,487	84,713	82,935	78,856	115,995	81,117	487,376	494,774	338,443
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$43.51	$32.74	$32.41	$29.40	$27.18	$19.62	$16.58	$16.84	$14.49	$10.18
Value at end of period	$42.82	$43.51	$32.74	$32.41	$29.40	$27.18	$19.62	$16.58	$16.84	$14.49
Number of accumulation units outstanding at end of period	137,210	139,167	135,911	152,193	193,236	283,309	278,727	526,758	535,381	388,270
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.13	$16.61	$16.38	$16.62	$16.89	$14.84	$12.56	$14.40	$12.72	$9.29
Value at end of period	$18.05	$21.13	$16.61	$16.38	$16.62	$16.89	$14.84	$12.56	$14.40	$12.72
Number of accumulation units outstanding at end of period	13,432	14,296	15,190	17,772	14,823	16,930	15,418	43,233	37,236	55,916
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.31	$10.11	$9.98	$10.37	$11.16	$9.32	$7.88	$9.00	$8.31	$6.32
Value at end of period	$10.41	$12.31	$10.11	$9.98	$10.37	$11.16	$9.32	$7.88	$9.00	$8.31
Number of accumulation units outstanding at end of period	125,701	125,419	131,384	143,210	135,079	161,166	147,371	217,250	229,590	237,632
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$16.37	$13.92	$12.61	$13.71	$14.17	$10.90	$9.00	$9.59	$8.95	$6.80
Value at end of period	$13.95	$16.37	$13.92	$12.61	$13.71	$14.17	$10.90	$9.00	$9.59	$8.95
Number of accumulation units outstanding at end of period	4,708	5,835	6,852	7,608	6,501	5,601	4,395	3,193	5,759	4,489
WANGER INTERNATIONAL
Value at beginning of period	$16.24	$12.28	$12.52	$12.57	$13.21	$10.85	$8.97	$10.56	$8.50	$5.70
Value at end of period	$13.30	$16.24	$12.28	$12.52	$12.57	$13.21	$10.85	$8.97	$10.56	$8.50
Number of accumulation units outstanding at end of period	85,072	87,589	82,943	81,841	80,955	80,532	68,275	786,693	681,129	480,500
WANGER SELECT
Value at beginning of period	$32.45	$25.74	$22.82	$22.88	$22.30	$16.65	$14.13	$17.25	$13.69	$8.28
Value at end of period	$28.28	$32.45	$25.74	$22.82	$22.88	$22.30	$16.65	$14.13	$17.25	$13.69
Number of accumulation units outstanding at end of period	44,416	46,514	46,635	56,255	51,899	55,755	56,871	822,038	916,219	770,789
WANGER USA
Value at beginning of period	$32.00	$26.89	$23.77	$24.04	$23.05	$17.32	$14.51	$15.11	$12.31	$8.70
Value at end of period	$31.37	$32.00	$26.89	$23.77	$24.04	$23.05	$17.32	$14.51	$15.11	$12.31
Number of accumulation units outstanding at end of period	30,491	29,239	29,541	35,032	31,904	40,331	42,507	446,239	348,313	201,002
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during September 2016)
Value at beginning of period	$13.90	$11.61	$11.14
Value at end of period	$13.29	$13.90	$11.61
Number of accumulation units outstanding at end of period	4,134	1,472	122

CFI 80

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$53.03	$47.99	$37.42	$39.40	$36.88	$26.85	$23.78	$24.43	$20.03	$15.50
Value at end of period	$45.52	$53.03	$47.99	$37.42	$39.40	$36.88	$26.85	$23.78	$24.43	$20.03
Number of accumulation units outstanding at end of period	10,690	17,096	17,629	20,413	20,824	20,161	21,168	11,427	14,920	13,845

TABLE 12
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$27.93	$22.04	$21.73	$21.32	$20.46	$15.27	$13.36	$14.18	$13.01	$13.13
Value at end of period	$27.32	$27.93	$22.04	$21.73	$21.32	$20.46	$15.27	$13.36	$14.18	$13.01
Number of accumulation units outstanding at end of period	44	80	52	22	6	0	81	81	81	852
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$22.67	$17.67	$16.51	$16.67	$14.70	$12.04	$10.88	$11.15	$9.67	$8.59
Value at end of period	$23.09	$22.67	$17.67	$16.51	$16.67	$14.70	$12.04	$10.88	$11.15	$9.67
Number of accumulation units outstanding at end of period	1,336	2,368	2,360	2,436	1,994	1,820	2,494	3,805	2,070	1,614
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.88	$18.08	$16.62	$17.21	$15.86	$12.29	$11.27	$11.12	$9.96	$8.19
Value at end of period	$20.62	$21.88	$18.08	$16.62	$17.21	$15.86	$12.29	$11.27	$11.12	$9.96
Number of accumulation units outstanding at end of period	122	168	152	143	306	219	1,010	889	604	758
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.89	$12.57	$12.07	$12.40	$12.14	$13.44	$12.67	$11.27	$10.74	$10.18
Value at end of period	$12.49	$12.89	$12.57	$12.07	$12.40	$12.14	$13.44	$12.67	$11.27	$10.74
Number of accumulation units outstanding at end of period	1,202	1,350	1,419	1,394	1,433	863	4,316	274	1,558	2,058
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during March 2016)
Value at beginning of period	$11.26	$9.92	$9.57
Value at end of period	$10.41	$11.26	$9.92
Number of accumulation units outstanding at end of period	2,576	7,515	971
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$20.89	$17.04	$15.23	$14.82	$13.68	$10.46	$8.98	$9.21	$8.12	$6.13
Value at end of period	$19.39	$20.89	$17.04	$15.23	$14.82	$13.68	$10.46	$8.98	$9.21	$8.12
Number of accumulation units outstanding at end of period	6,359	14,950	11,521	13,851	18,564	15,163	19,362	20,776	11,121	1,121
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.96	$15.03	$14.29	$14.00	$13.82	$10.75	$8.85	$10.39	$8.36	$8.12
Value at end of period	$17.03	$18.96	$15.03	$14.29	$14.00	$13.82	$10.75	$8.85	$10.39	$8.36
Number of accumulation units outstanding at end of period	107	172	1,219	1,897	14,387	15,293	9,038	8,291	4,880	30

CFI 81

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.70	$12.37	$12.11	$12.15	$11.57	$11.87	$11.27	$10.65	$9.98	$8.73
Value at end of period	$12.62	$12.70	$12.37	$12.11	$12.15	$11.57	$11.87	$11.27	$10.65	$9.98
Number of accumulation units outstanding at end of period	1,870	8,918	10,068	15,246	14,099	6,544	6,831	383	1,008	311
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$31.59	$25.19	$23.36	$22.30	$20.52	$15.42	$12.86	$13.59	$12.17	$9.10
Value at end of period	$30.49	$31.59	$25.19	$23.36	$22.30	$20.52	$15.42	$12.86	$13.59	$12.17
Number of accumulation units outstanding at end of period	101,922	136,784	285,410	308,408	330,649	338,391	348,210	352,289	344,683	339,960
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$27.71	$23.20	$20.58	$20.74	$18.76	$14.31	$12.79	$12.02	$10.67	$9.01
Value at end of period	$26.73	$27.71	$23.20	$20.58	$20.74	$18.76	$14.31	$12.79	$12.02	$10.67
Number of accumulation units outstanding at end of period	10,459	30,716	27,574	29,719	30,716	21,244	26,234	31,598	46,913	44,349
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during September 2010)
Value at beginning of period	$24.22	$21.84	$17.70	$19.86	$18.20	$12.66	$10.94	$11.77	$9.80
Value at end of period	$19.62	$24.22	$21.84	$17.70	$19.86	$18.20	$12.66	$10.94	$11.77
Number of accumulation units outstanding at end of period	5,967	7,730	6,575	6,307	7,443	5,288	2,268	2,155	1,049
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2012)
Value at beginning of period	$37.19	$32.27	$28.07	$29.44	$26.68	$18.54	$15.87
Value at end of period	$31.92	$37.19	$32.27	$28.07	$29.44	$26.68	$18.54
Number of accumulation units outstanding at end of period	229	464	416	472	649	561	62
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.40	$10.28	$11.45	$11.97	$12.16	$9.76	$7.83	$8.49	$8.06	$5.20
Value at end of period	$11.88	$13.40	$10.28	$11.45	$11.97	$12.16	$9.76	$7.83	$8.49	$8.06
Number of accumulation units outstanding at end of period	3,658	3,658	4,908	5,510	5,552	5,011	5,001	501	112	645
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$11.72	$9.44	$10.10	$10.45
Value at end of period	$12.58	$11.72	$9.44	$10.10
Number of accumulation units outstanding at end of period	258	1,870	1,684	945
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$22.27	$19.99	$18.64	$19.16	$17.58	$14.98	$13.63	$13.11	$11.76	$9.44
Value at end of period	$21.56	$22.27	$19.99	$18.64	$19.16	$17.58	$14.98	$13.63	$13.11	$11.76
Number of accumulation units outstanding at end of period	5,472	9,944	52,595	10,090	9,146	9,284	9,799	6,063	6,429	10,092
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$16.95	$15.91	$15.15	$14.51	$11.21	$10.93	$9.50	$10.07
Value at end of period	$16.15	$16.95	$15.91	$15.15	$14.51	$11.21	$10.93	$9.50
Number of accumulation units outstanding at end of period	2,762	2,697	2,400	2,425	2,743	2,078	1,971	52
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.30
Number of accumulation units outstanding at end of period	2,254

CFI 82

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$19.53	$17.33	$15.29	$16.21	$14.56	$10.83	$9.35	$9.82	$8.03	$6.11
Value at end of period	$16.81	$19.53	$17.33	$15.29	$16.21	$14.56	$10.83	$9.35	$9.82	$8.03
Number of accumulation units outstanding at end of period	185	225	208	1,125	1,409	1,168	949	865	1,257	976
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$43.91	$36.23	$33.73	$33.69	$30.26	$23.18	$20.02	$20.65	$17.71	$13.12
Value at end of period	$40.89	$43.91	$36.23	$33.73	$33.69	$30.26	$23.18	$20.02	$20.65	$17.71
Number of accumulation units outstanding at end of period	246,714	282,888	390,958	420,498	476,239	468,694	487,214	500,854	488,499	488,206
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.84	$24.80	$21.13	$22.12	$20.46	$16.05	$13.76	$13.70	$11.97	$9.24
Value at end of period	$25.39	$27.84	$24.80	$21.13	$22.12	$20.46	$16.05	$13.76	$13.70	$11.97
Number of accumulation units outstanding at end of period	18,417	37,636	74,340	81,159	92,841	96,632	107,041	112,047	144,480	148,927
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.59	$24.25	$24.19	$22.69	$20.50	$15.12	$13.26	$13.30	$10.77	$8.44
Value at end of period	$32.36	$32.59	$24.25	$24.19	$22.69	$20.50	$15.12	$13.26	$13.30	$10.77
Number of accumulation units outstanding at end of period	28,241	40,996	102,690	111,189	136,021	130,749	137,952	153,266	189,895	207,923
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.48	$15.80	$16.74	$16.24	$17.76	$13.69	$11.40	$13.84	$12.31	$9.78
Value at end of period	$17.35	$20.48	$15.80	$16.74	$16.24	$17.76	$13.69	$11.40	$13.84	$12.31
Number of accumulation units outstanding at end of period	119,371	110,853	98,804	92,669	85,591	79,168	71,052	66,431	68,419	63,159
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$40.26	$36.58	$28.25	$30.68	$30.67	$22.64	$19.23	$20.09	$15.75	$12.26
Value at end of period	$34.88	$40.26	$36.58	$28.25	$30.68	$30.67	$22.64	$19.23	$20.09	$15.75
Number of accumulation units outstanding at end of period	1,861	2,083	19,637	17,610	33,244	47,511	27,707	41,040	40,694	39,469
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during November 2009)
Value at beginning of period	$22.85	$19.97	$17.93	$18.84	$18.13	$14.11	$12.85	$13.79	$12.32	$11.86
Value at end of period	$20.00	$22.85	$19.97	$17.93	$18.84	$18.13	$14.11	$12.85	$13.79	$12.32
Number of accumulation units outstanding at end of period	52	48	48	82	48	48	48	207	48	48
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$73.03	$57.67	$56.70	$54.29	$50.34	$36.12	$37.19
Value at end of period	$70.00	$73.03	$57.67	$56.70	$54.29	$50.34	$36.12
Number of accumulation units outstanding at end of period	742	753	3,607	3,472	4,834	5,205	6,376
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.64	$17.45	$15.91	$16.98	$15.79	$12.28	$10.84	$10.91	$10.01	$7.85
Value at end of period	$17.70	$19.64	$17.45	$15.91	$16.98	$15.79	$12.28	$10.84	$10.91	$10.01
Number of accumulation units outstanding at end of period	5,574	5,905	6,057	18,254	21,756	24,023	30,100	40,948	51,813	52,043
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$14.01	$10.61	$10.48	$11.56
Value at end of period	$13.22	$14.01	$10.61	$10.48
Number of accumulation units outstanding at end of period	1,641	3,211	1,969	1,648
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$41.42	$35.16	$33.80	$33.78	$31.30	$26.19	$23.18	$22.93	$21.28	$16.99
Value at end of period	$41.47	$41.42	$35.16	$33.80	$33.78	$31.30	$26.19	$23.18	$22.93	$21.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	5	4

CFI 83

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$48.95	$38.63	$34.57	$33.41	$29.86	$22.68	$19.44	$19.83	$15.84	$11.00
Value at end of period	$48.48	$48.95	$38.63	$34.57	$33.41	$29.86	$22.68	$19.44	$19.83	$15.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	6	5
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$25.42	$24.67	$24.21	$24.29	$23.27	$23.43	$21.75	$20.49	$19.08	$16.94
Value at end of period	$25.03	$25.42	$24.67	$24.21	$24.29	$23.27	$23.43	$21.75	$20.49	$19.08
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	23	23
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$27.78	$21.84	$21.85	$20.86	$18.56	$14.32	$12.14	$12.89	$11.32	$8.35
Value at end of period	$26.91	$27.78	$21.84	$21.85	$20.86	$18.56	$14.32	$12.14	$12.89	$11.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	8	7
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$23.76	$21.76	$17.35	$18.09	$17.31	$12.84	$11.12	$11.39	$9.18	$5.98
Value at end of period	$19.67	$23.76	$21.76	$17.35	$18.09	$17.31	$12.84	$11.12	$11.39	$9.18
Number of accumulation units outstanding at end of period	597	569	555	537	1,555	1,729	1,621	1,140	122	88
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$26.95	$25.36	$21.91	$22.90	$20.65	$15.93	$13.98	$14.65	$11.74	$9.33
Value at end of period	$22.77	$26.95	$25.36	$21.91	$22.90	$20.65	$15.93	$13.98	$14.65	$11.74
Number of accumulation units outstanding at end of period	2,080	2,768	3,025	15,560	17,508	20,818	12,844	34,221	40,271	39,405
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$10.65	$10.39	$10.21	$10.27	$9.75	$9.71
Value at end of period	$10.58	$10.65	$10.39	$10.21	$10.27	$9.75
Number of accumulation units outstanding at end of period	876	1,057	843	931	5,000	165
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$22.40	$19.02	$17.40	$17.60	$16.05	$11.70	$10.61	$11.01	$9.03	$6.97
Value at end of period	$20.94	$22.40	$19.02	$17.40	$17.60	$16.05	$11.70	$10.61	$11.01	$9.03
Number of accumulation units outstanding at end of period	17,428	18,532	17,719	18,090	19,309	19,260	16,389	24,007	18,354	15,543
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$99.17	$73.98	$69.60	$81.43	$86.01	$79.82	$66.41	$81.54	$64.56	$35.72
Value at end of period	$86.65	$99.17	$73.98	$69.60	$81.43	$86.01	$79.82	$66.41	$81.54	$64.56
Number of accumulation units outstanding at end of period	5,822	7,963	27,863	27,644	30,545	27,618	25,573	27,119	24,027	21,707
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$50.20	$36.93	$37.10	$35.89	$35.28	$27.87	$23.11	$25.33	$21.97	$15.80
Value at end of period	$43.34	$50.20	$36.93	$37.10	$35.89	$35.28	$27.87	$23.11	$25.33	$21.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	4	4
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$30.46	$26.83	$22.85	$24.41	$21.93	$15.64	$13.33	$13.70	$11.17	$8.18
Value at end of period	$27.16	$30.46	$26.83	$22.85	$24.41	$21.93	$15.64	$13.33	$13.70	$11.17
Number of accumulation units outstanding at end of period	71,551	70,599	67,839	61,903	61,731	58,058	53,550	49,129	45,480	37,789
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$19.92	$17.70	$16.82	$17.00	$15.83	$13.68	$12.36	$12.66	$11.38	$9.43
Value at end of period	$19.00	$19.92	$17.70	$16.82	$17.00	$15.83	$13.68	$12.36	$12.66	$11.38
Number of accumulation units outstanding at end of period	9,147	9,268	9,184	60,288	64,566	68,852	70,584	89,390	86,563	116,445

CFI 84

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during April 2016)
Value at beginning of period	$6.32	$6.20	$5.89
Value at end of period	$5.39	$6.32	$6.20
Number of accumulation units outstanding at end of period	131	106	66
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.46	$15.96	$15.26	$15.77	$15.38	$17.04	$15.75	$14.18	$13.19	$11.21
Value at end of period	$16.00	$16.46	$15.96	$15.26	$15.77	$15.38	$17.04	$15.75	$14.18	$13.19
Number of accumulation units outstanding at end of period	5,518	18,013	101,242	92,373	123,219	137,753	166,193	174,742	147,160	79,059
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$21.48	$20.14	$17.73	$18.55	$18.64	$16.73	$14.49	$14.82	$12.63	$7.91
Value at end of period	$20.65	$21.48	$20.14	$17.73	$18.55	$18.64	$16.73	$14.49	$14.82	$12.63
Number of accumulation units outstanding at end of period	3,657	5,094	31,075	34,653	40,299	48,007	50,013	30,388	21,893	16,453
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during March 2016)
Value at beginning of period	$10.28	$10.03	$10.12
Value at end of period	$10.27	$10.28	$10.03
Number of accumulation units outstanding at end of period	56	1,561	1,401
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$34.65	$34.04	$32.22	$33.84	$33.50	$32.95	$28.61	$29.47	$26.29	$22.24
Value at end of period	$34.89	$34.65	$34.04	$32.22	$33.84	$33.50	$32.95	$28.61	$29.47	$26.29
Number of accumulation units outstanding at end of period	33,423	33,695	34,185	28,782	46,709	44,806	46,300	64,916	54,638	43,001
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during November 2017)
Value at beginning of period	$12.84	$12.73
Value at end of period	$10.35	$12.84
Number of accumulation units outstanding at end of period	2,925	3,898
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$3.90	$3.58	$2.46	$3.38	$3.70	$7.67	$8.77	$10.70
Value at end of period	$3.41	$3.90	$3.58	$2.46	$3.38	$3.70	$7.67	$8.77
Number of accumulation units outstanding at end of period	1,978	20,018	55,976	32,178	30,494	33,284	20,368	3,208
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.23	$21.23	$19.80	$20.29	$19.21	$16.55	$14.64	$14.92	$13.15	$11.09
Value at end of period	$22.45	$24.23	$21.23	$19.80	$20.29	$19.21	$16.55	$14.64	$14.92	$13.15
Number of accumulation units outstanding at end of period	23,461	28,069	33,204	65,588	72,414	80,773	87,421	90,594	100,439	112,621
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.09	$14.75	$13.95	$14.66	$14.53	$15.38	$14.33	$13.89	$12.06	$9.97
Value at end of period	$15.68	$16.09	$14.75	$13.95	$14.66	$14.53	$15.38	$14.33	$13.89	$12.06
Number of accumulation units outstanding at end of period	21,145	25,524	93,833	80,667	112,564	112,544	118,967	85,904	71,298	75,934
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.19	$9.91	$9.40	$10.03
Value at end of period	$11.05	$12.19	$9.91	$9.40
Number of accumulation units outstanding at end of period	40,585	44,355	58,845	81,075
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2015)
Value at beginning of period	$11.90	$10.40	$9.80	$10.44
Value at end of period	$10.98	$11.90	$10.40	$9.80
Number of accumulation units outstanding at end of period	0	0	293,967	10,191

CFI 85

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.21	$13.20	$13.25	$13.33	$13.40	$13.47	$13.54	$13.61	$13.65	$13.68
Value at end of period	$13.34	$13.21	$13.20	$13.25	$13.33	$13.40	$13.47	$13.54	$13.61	$13.65
Number of accumulation units outstanding at end of period	148,660	143,041	474,901	569,457	543,353	414,510	450,617	357,259	410,286	370,967
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.37	$17.86	$16.36	$16.69	$15.15	$11.66	$10.13	$10.21	$9.00	$6.95
Value at end of period	$20.31	$21.37	$17.86	$16.36	$16.69	$15.15	$11.66	$10.13	$10.21	$9.00
Number of accumulation units outstanding at end of period	135,944	160,928	331,596	376,839	413,432	463,592	474,015	506,041	605,018	557,782
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$22.17	$20.99	$18.41	$18.90	$18.78	$17.88	$15.77	$15.18	$13.36	$8.99
Value at end of period	$21.34	$22.17	$20.99	$18.41	$18.90	$18.78	$17.88	$15.77	$15.18	$13.36
Number of accumulation units outstanding at end of period	391	8,861	1,519	594	2,652	5,818	10,028	9,201	8,627	1,047
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$29.06	$23.45	$21.38	$21.32	$18.82	$14.24	$12.51	$12.59	$11.11	$9.07
Value at end of period	$26.93	$29.06	$23.45	$21.38	$21.32	$18.82	$14.24	$12.51	$12.59	$11.11
Number of accumulation units outstanding at end of period	108,884	95,322	147,516	133,984	151,089	134,395	154,441	171,387	168,150	171,792
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$54.56	$48.30	$41.11	$42.09	$38.63	$28.86	$24.66	$25.08	$20.69	$15.79
Value at end of period	$46.47	$54.56	$48.30	$41.11	$42.09	$38.63	$28.86	$24.66	$25.08	$20.69
Number of accumulation units outstanding at end of period	69,839	75,060	135,092	123,447	122,790	124,797	119,978	120,942	124,262	120,001
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$39.68	$36.30	$28.67	$29.78	$28.40	$20.01	$17.91	$18.14	$14.85	$11.96
Value at end of period	$34.57	$39.68	$36.30	$28.67	$29.78	$28.40	$20.01	$17.91	$18.14	$14.85
Number of accumulation units outstanding at end of period	2,946	5,906	64,864	56,647	58,324	75,206	50,572	51,423	49,075	49,444
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.88	$22.86	$22.03	$22.02	$20.75	$20.89	$19.21	$17.96	$16.44	$14.81
Value at end of period	$23.62	$23.88	$22.86	$22.03	$22.02	$20.75	$20.89	$19.21	$17.96	$16.44
Number of accumulation units outstanding at end of period	127,386	139,126	429,017	403,317	289,032	252,646	265,161	276,267	265,539	247,184
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.60	$9.34	$9.31	$9.45	$10.10	$8.36	$7.08	$8.11	$7.56	$5.85
Value at end of period	$9.95	$11.60	$9.34	$9.31	$9.45	$10.10	$8.36	$7.08	$8.11	$7.56
Number of accumulation units outstanding at end of period	3,512	3,327	12,093	12,468	17,426	26,866	10,715	6,638	6,869	6,638
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.32	$19.62	$18.98	$17.94	$15.87	$12.19	$10.38	$10.32
Value at end of period	$24.81	$25.32	$19.62	$18.98	$17.94	$15.87	$12.19	$10.38
Number of accumulation units outstanding at end of period	59,461	63,931	142,930	152,756	201,123	138,712	128,445	125,826
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.33	$15.35	$13.55	$14.26	$13.03	$10.01	$8.77	$8.52	$7.18	$6.41
Value at end of period	$15.89	$17.33	$15.35	$13.55	$14.26	$13.03	$10.01	$8.77	$8.52	$7.18
Number of accumulation units outstanding at end of period	241,681	254,079	368,006	379,951	453,859	419,462	396,697	410,416	279,640	300,263
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$37.13	$29.85	$27.98	$27.99	$25.85	$19.70	$17.35	$17.53	$13.52	$9.61
Value at end of period	$34.16	$37.13	$29.85	$27.98	$27.99	$25.85	$19.70	$17.35	$17.53	$13.52
Number of accumulation units outstanding at end of period	36,158	45,071	68,212	78,478	80,402	83,305	78,071	38,420	20,037	10,564
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$36.45	$27.92	$26.34	$24.62	$21.89	$16.67	$14.64	$14.13	$12.59	$10.71
Value at end of period	$35.89	$36.45	$27.92	$26.34	$24.62	$21.89	$16.67	$14.64	$14.13	$12.59
Number of accumulation units outstanding at end of period	4,067	3,950	3,356	1,153	1,002	0	0	51	0	3

CFI 86

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$21.57	$17.70	$16.04	$15.80	$14.07	$10.71	$9.32	$9.14	$8.19	$5.03
Value at end of period	$20.71	$21.57	$17.70	$16.04	$15.80	$14.07	$10.71	$9.32	$9.14	$8.19
Number of accumulation units outstanding at end of period	13,988	9,064	10,907	11,195	12,659	2,241	2,297	3,503	4,540	5,152
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$27.30	$24.25	$21.15	$22.10	$19.80	$15.14	$13.13	$13.13	$11.88	$10.07
Value at end of period	$25.29	$27.30	$24.25	$21.15	$22.10	$19.80	$15.14	$13.13	$13.13	$11.88
Number of accumulation units outstanding at end of period	834	2,164	206	165	1,007	80	74	0	382	386
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$34.60	$27.98	$26.34	$26.69	$24.16	$18.01	$15.68	$16.12	$12.88	$11.42
Value at end of period	$32.56	$34.60	$27.98	$26.34	$26.69	$24.16	$18.01	$15.68	$16.12	$12.88
Number of accumulation units outstanding at end of period	587	1,527	1,687	2,988	2,176	1,358	908	2,368	2,267	2,002
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.41	$19.10	$16.93	$17.52	$15.63	$11.71	$10.06	$10.31	$8.28	$5.94
Value at end of period	$20.21	$22.41	$19.10	$16.93	$17.52	$15.63	$11.71	$10.06	$10.31	$8.28
Number of accumulation units outstanding at end of period	6,086	6,335	5,948	5,400	3,955	1,259	546	492	1,684	526
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.80	$20.06	$16.65	$17.55	$16.81	$12.18	$10.56	$11.05	$8.79	$6.98
Value at end of period	$20.11	$22.80	$20.06	$16.65	$17.55	$16.81	$12.18	$10.56	$11.05	$8.79
Number of accumulation units outstanding at end of period	1,640	2,262	2,052	1,944	4,102	2,050	1,958	1,750	2,555	2,380
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.75	$20.96	$18.58	$18.86	$17.95	$12.98	$11.33	$11.30	$8.58	$6.59
Value at end of period	$20.70	$24.75	$20.96	$18.58	$18.86	$17.95	$12.98	$11.33	$11.30	$8.58
Number of accumulation units outstanding at end of period	4,277	6,203	50,750	70,990	69,682	98,632	90,143	35,371	22,232	7,999
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$48.68	$43.98	$35.52	$36.00	$33.98	$24.80	$21.78	$22.46	$18.15	$14.31
Value at end of period	$40.74	$48.68	$43.98	$35.52	$36.00	$33.98	$24.80	$21.78	$22.46	$18.15
Number of accumulation units outstanding at end of period	26,241	34,637	57,760	60,795	62,514	76,412	72,421	53,751	56,392	66,470
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.84	$16.43	$15.60	$15.70	$14.95	$12.93	$11.46	$11.89	$10.51	$8.40
Value at end of period	$17.66	$18.84	$16.43	$15.60	$15.70	$14.95	$12.93	$11.46	$11.89	$10.51
Number of accumulation units outstanding at end of period	286,987	315,214	313,771	355,669	367,602	341,483	329,727	295,685	255,656	227,405
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.43	$17.20	$16.28	$16.45	$15.65	$13.07	$11.42	$12.04	$10.57	$8.28
Value at end of period	$18.62	$20.43	$17.20	$16.28	$16.45	$15.65	$13.07	$11.42	$12.04	$10.57
Number of accumulation units outstanding at end of period	313,332	306,848	306,660	328,740	323,053	249,728	199,009	177,241	169,548	145,855
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$21.27	$17.64	$16.67	$16.93	$16.04	$13.07	$11.38	$12.06	$10.53	$8.16
Value at end of period	$18.99	$21.27	$17.64	$16.67	$16.93	$16.04	$13.07	$11.38	$12.06	$10.53
Number of accumulation units outstanding at end of period	236,435	240,270	231,153	213,708	202,479	145,502	132,056	107,058	97,009	78,795
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$20.57	$17.00	$16.06	$16.29	$15.41	$12.55	$10.92	$11.58	$9.96
Value at end of period	$18.30	$20.57	$17.00	$16.06	$16.29	$15.41	$12.55	$10.92	$11.58
Number of accumulation units outstanding at end of period	49,803	39,220	23,318	14,624	10,722	4,885	3,956	1,933	2

CFI 87

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2014)
Value at beginning of period	$15.35	$13.45	$12.72	$12.85	$12.89
Value at end of period	$14.24	$15.35	$13.45	$12.72	$12.85
Number of accumulation units outstanding at end of period	0	410	362	336	313
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.70	$15.36	$14.78	$14.85	$14.12	$13.27	$12.16	$12.18	$11.17	$9.59
Value at end of period	$16.10	$16.70	$15.36	$14.78	$14.85	$14.12	$13.27	$12.16	$12.18	$11.17
Number of accumulation units outstanding at end of period	123,897	140,460	170,225	195,002	28,496	28,810	24,714	20,905	25,642	29,370
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2012)
Value at beginning of period	$14.61	$13.32	$12.65	$12.77	$12.16	$11.16	$11.13
Value at end of period	$13.91	$14.61	$13.32	$12.65	$12.77	$12.16	$11.16
Number of accumulation units outstanding at end of period	2,109	1,020	0	620	306	130	18
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.14	$20.14	$19.16	$19.30	$18.20	$16.33	$14.62	$14.44	$13.07	$11.15
Value at end of period	$21.13	$22.14	$20.14	$19.16	$19.30	$18.20	$16.33	$14.62	$14.44	$13.07
Number of accumulation units outstanding at end of period	497	2,721	19,300	16,528	8,017	9,466	9,959	8,223	10,139	14,706
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.44	$18.29	$17.20	$17.50	$16.52	$13.57	$11.86	$12.29	$10.93	$8.77
Value at end of period	$19.55	$21.44	$18.29	$17.20	$17.50	$16.52	$13.57	$11.86	$12.29	$10.93
Number of accumulation units outstanding at end of period	913	2,389	38,360	41,901	43,815	44,872	51,153	62,217	76,325	93,456
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.50	$18.88	$17.80	$18.00	$16.97	$14.63	$12.95	$13.10	$11.76	$9.70
Value at end of period	$20.08	$21.50	$18.88	$17.80	$18.00	$16.97	$14.63	$12.95	$13.10	$11.76
Number of accumulation units outstanding at end of period	1,324	2,622	163,470	183,046	195,997	212,874	225,346	254,296	275,953	291,512
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.29	$12.95	$12.72	$12.76	$12.14	$12.52	$12.13	$11.37	$10.77	$10.23
Value at end of period	$13.17	$13.29	$12.95	$12.72	$12.76	$12.14	$12.52	$12.13	$11.37	$10.77
Number of accumulation units outstanding at end of period	1,046	1,636	938	746	17,356	15,455	20,445	21,389	21,361	24,372
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2017)
Value at beginning of period	$28.73	$25.28
Value at end of period	$27.25	$28.73
Number of accumulation units outstanding at end of period	4,971	3,234
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.75	$36.87	$29.89	$30.58	$27.34	$20.93	$18.09	$18.78	$15.48	$11.47
Value at end of period	$34.71	$40.75	$36.87	$29.89	$30.58	$27.34	$20.93	$18.09	$18.78	$15.48
Number of accumulation units outstanding at end of period	1,044	1,428	6,829	4,301	6,251	4,629	7,194	7,643	7,046	3,323
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$41.14	$32.27	$30.80	$32.61	$31.43	$22.76	$19.12	$18.81	$14.95	$11.12
Value at end of period	$40.14	$41.14	$32.27	$30.80	$32.61	$31.43	$22.76	$19.12	$18.81	$14.95
Number of accumulation units outstanding at end of period	16,389	15,782	56,271	62,339	72,385	91,656	65,726	64,842	58,170	50,736
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.54	$14.10	$14.06	$14.34	$12.64	$12.23	$9.75	$10.34	$8.93	$6.72
Value at end of period	$14.14	$15.54	$14.10	$14.06	$14.34	$12.64	$12.23	$9.75	$10.34	$8.93
Number of accumulation units outstanding at end of period	573	1,881	129,336	132,964	150,790	113,762	109,681	49,576	62,989	57,102

CFI 88

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$19.36	$18.51	$17.86	$17.44	$13.50	$13.30	$11.58	$10.63	$8.35	$6.18
Value at end of period	$17.78	$19.36	$18.51	$17.86	$17.44	$13.50	$13.30	$11.58	$10.63	$8.35
Number of accumulation units outstanding at end of period	18,776	20,874	30,061	24,986	50,070	45,939	43,433	37,548	30,991	22,752
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$41.08	$33.97	$31.51	$30.77	$27.42	$20.47	$18.33	$19.34	$17.35	$13.26
Value at end of period	$37.18	$41.08	$33.97	$31.51	$30.77	$27.42	$20.47	$18.33	$19.34	$17.35
Number of accumulation units outstanding at end of period	1,593	1,565	3,038	2,671	3,564	2,090	2,042	4,596	6,863	5,922
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.82	$19.78	$16.08	$16.66	$16.05	$11.53	$10.15	$10.49	$8.42	$6.79
Value at end of period	$17.84	$21.82	$19.78	$16.08	$16.66	$16.05	$11.53	$10.15	$10.49	$8.42
Number of accumulation units outstanding at end of period	8,573	7,793	8,700	10,054	9,488	9,826	7,822	7,221	6,310	5,609
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$28.58	$24.42	$20.85	$22.29	$20.54	$15.30	$12.96	$13.31	$11.63	$9.10
Value at end of period	$24.90	$28.58	$24.42	$20.85	$22.29	$20.54	$15.30	$12.96	$13.31	$11.63
Number of accumulation units outstanding at end of period	2,729	2,775	18,373	17,773	23,558	23,376	24,150	26,358	32,141	34,921
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.29	$22.02	$19.21	$19.15	$17.67	$14.64	$13.05	$13.27	$11.54	$9.74
Value at end of period	$21.87	$24.29	$22.02	$19.21	$19.15	$17.67	$14.64	$13.05	$13.27	$11.54
Number of accumulation units outstanding at end of period	22,232	35,988	47,202	48,081	108,880	119,192	142,927	131,160	170,068	180,677
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.59	$22.59	$18.94	$19.62	$17.92	$13.46	$11.81	$12.14	$10.85	$8.80
Value at end of period	$21.99	$25.59	$22.59	$18.94	$19.62	$17.92	$13.46	$11.81	$12.14	$10.85
Number of accumulation units outstanding at end of period	44,715	51,022	38,536	40,543	41,175	26,686	24,002	23,827	19,797	15,420
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.03	$21.12	$18.80	$22.45	$22.37	$23.86	$20.14	$24.78	$20.71	$12.14
Value at end of period	$24.86	$30.03	$21.12	$18.80	$22.45	$22.37	$23.86	$20.14	$24.78	$20.71
Number of accumulation units outstanding at end of period	7,065	7,805	5,625	6,186	13,646	12,878	17,562	19,438	13,115	9,734
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$41.62	$36.80	$32.26	$33.46	$29.26	$22.36	$18.74	$18.50	$15.13	$12.11
Value at end of period	$36.35	$41.62	$36.80	$32.26	$33.46	$29.26	$22.36	$18.74	$18.50	$15.13
Number of accumulation units outstanding at end of period	24,664	23,794	39,944	33,079	44,860	38,443	17,390	12,623	12,580	24,186
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.85	$28.59	$23.64	$24.68	$22.90	$16.57	$14.04	$14.31	$11.35	$8.97
Value at end of period	$29.23	$32.85	$28.59	$23.64	$24.68	$22.90	$16.57	$14.04	$14.31	$11.35
Number of accumulation units outstanding at end of period	557	927	916	865	13,719	14,570	2,091	1,773	1,815	686
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$28.60	$21.07	$21.14	$20.41	$20.06	$15.33	$13.11	$14.35	$12.43	$8.65
Value at end of period	$24.69	$28.60	$21.07	$21.14	$20.41	$20.06	$15.33	$13.11	$14.35	$12.43
Number of accumulation units outstanding at end of period	49,794	82,838	125,411	134,682	250,665	259,825	294,196	300,439	328,988	329,300
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$22.68	$21.25	$18.69	$19.71	$19.75	$17.67	$15.29	$15.49	$13.09	$7.88
Value at end of period	$21.96	$22.68	$21.25	$18.69	$19.71	$19.75	$17.67	$15.29	$15.49	$13.09
Number of accumulation units outstanding at end of period	19,468	22,095	20,781	19,669	35,914	24,143	7,182	5,889	7,527	7,794
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$28.63	$25.02	$23.28	$22.25	$19.94	$16.41	$14.41	$14.09	$12.42	$9.37
Value at end of period	$28.62	$28.63	$25.02	$23.28	$22.25	$19.94	$16.41	$14.41	$14.09	$12.42
Number of accumulation units outstanding at end of period	296,872	292,046	514,613	459,281	525,955	455,531	435,345	440,395	395,719	371,807

CFI 89

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$32.80	$26.42	$24.73	$23.77	$21.92	$16.30	$14.12	$14.74	$11.25	$7.92
Value at end of period	$31.56	$32.80	$26.42	$24.73	$23.77	$21.92	$16.30	$14.12	$14.74	$11.25
Number of accumulation units outstanding at end of period	20,546	24,899	94,184	54,147	95,162	93,799	108,419	139,302	185,641	215,175
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$33.96	$29.38	$24.87	$26.86	$25.14	$19.48	$16.71	$16.95	$14.83	$11.93
Value at end of period	$30.62	$33.96	$29.38	$24.87	$26.86	$25.14	$19.48	$16.71	$16.95	$14.83
Number of accumulation units outstanding at end of period	53,545	56,209	50,435	42,097	39,783	35,175	28,953	30,629	28,142	23,200
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$41.23	$31.04	$30.74	$27.90	$25.81	$18.63	$15.76	$16.02	$13.78	$9.69
Value at end of period	$40.56	$41.23	$31.04	$30.74	$27.90	$25.81	$18.63	$15.76	$16.02	$13.78
Number of accumulation units outstanding at end of period	40,515	42,367	90,789	100,903	107,057	112,533	117,627	97,093	107,872	92,519
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.99	$16.51	$16.29	$16.54	$16.81	$14.79	$12.52	$14.36	$12.69	$9.28
Value at end of period	$17.93	$20.99	$16.51	$16.29	$16.54	$16.81	$14.79	$12.52	$14.36	$12.69
Number of accumulation units outstanding at end of period	463	515	306	279	670	665	665	267	466	467
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.25	$10.06	$9.94	$10.34	$11.13	$9.30	$7.87	$8.99	$8.30	$6.32
Value at end of period	$10.36	$12.25	$10.06	$9.94	$10.34	$11.13	$9.30	$7.87	$8.99	$8.30
Number of accumulation units outstanding at end of period	40,009	46,496	69,846	71,361	75,317	73,382	69,756	63,550	74,126	71,936
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$16.27	$13.84	$12.55	$13.65	$14.12	$10.87	$8.98	$9.57	$8.93	$6.79
Value at end of period	$13.86	$16.27	$13.84	$12.55	$13.65	$14.12	$10.87	$8.98	$9.57	$8.93
Number of accumulation units outstanding at end of period	102	1,082	55	27	842	842	0	1,265	1,132	686
WANGER INTERNATIONAL
Value at beginning of period	$16.15	$12.22	$12.46	$12.52	$13.17	$10.82	$8.95	$10.54	$8.48	$5.70
Value at end of period	$13.22	$16.15	$12.22	$12.46	$12.52	$13.17	$10.82	$8.95	$10.54	$8.48
Number of accumulation units outstanding at end of period	2,235	2,292	3,439	3,740	3,994	2,905	3,182	7,147	6,239	7,545
WANGER SELECT
Value at beginning of period	$32.23	$25.58	$22.69	$22.76	$22.19	$16.58	$14.07	$17.19	$13.66	$8.26
Value at end of period	$28.07	$32.23	$25.58	$22.69	$22.76	$22.19	$16.58	$14.07	$17.19	$13.66
Number of accumulation units outstanding at end of period	15,415	15,070	14,405	71,879	83,823	73,801	79,198	100,432	99,456	97,753
WANGER USA
Value at beginning of period	$31.78	$26.72	$23.63	$23.91	$22.94	$17.25	$14.45	$15.06	$12.27	$8.68
Value at end of period	$31.14	$31.78	$26.72	$23.63	$23.91	$22.94	$17.25	$14.45	$15.06	$12.27
Number of accumulation units outstanding at end of period	4,230	3,754	3,851	4,028	5,514	3,100	3,505	7,472	11,135	21,192
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during May 2017)
Value at beginning of period	$13.89	$12.52
Value at end of period	$13.27	$13.89
Number of accumulation units outstanding at end of period	827	161
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$52.57	$47.60	$37.13	$39.12	$36.64	$26.68	$23.65	$24.30	$19.93	$15.43
Value at end of period	$45.11	$52.57	$47.60	$37.13	$39.12	$36.64	$26.68	$23.65	$24.30	$19.93
Number of accumulation units outstanding at end of period	1,009	1,431	1,764	2,236	2,360	1,835	2,745	12,049	13,332	20,871

CFI 90

Condensed Financial Information (continued)

TABLE 13
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES THAT CHANGED TO 0.55% EFFECTIVE DECEMBER 16, 2003
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$31.59	$25.19	$23.36	$22.30	$20.52	$15.42	$12.86	$13.59	$12.17	$9.10
Value at end of period	$30.49	$31.59	$25.19	$23.36	$22.30	$20.52	$15.42	$12.86	$13.59	$12.17
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$20.76	$18.64	$17.38	$17.86	$16.39	$13.97	$12.71	$12.22	$10.96	$8.80
Value at end of period	$20.10	$20.76	$18.64	$17.38	$17.86	$16.39	$13.97	$12.71	$12.22	$10.96
Number of accumulation units outstanding at end of period	3,939	3,050	3,705	5,919	5,816	4,115	2,856	3,541	578	558
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$38.18	$31.50	$29.33	$29.29	$26.31	$20.15	$17.41	$17.96	$15.40	$11.41
Value at end of period	$35.55	$38.18	$31.50	$29.33	$29.29	$26.31	$20.15	$17.41	$17.96	$15.40
Number of accumulation units outstanding at end of period	38,125	41,243	42,607	43,750	45,803	44,364	47,317	50,659	57,118	57,079
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.63	$22.83	$19.45	$20.36	$18.83	$14.78	$12.67	$12.62	$11.02	$8.51
Value at end of period	$23.38	$25.63	$22.83	$19.45	$20.36	$18.83	$14.78	$12.67	$12.62	$11.02
Number of accumulation units outstanding at end of period	22,089	24,254	26,819	24,472	25,461	26,246	25,071	31,707	33,852	33,424
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.27	$20.29	$20.24	$18.99	$17.16	$12.66	$11.10	$11.13	$9.02	$7.07
Value at end of period	$27.08	$27.27	$20.29	$20.24	$18.99	$17.16	$12.66	$11.10	$11.13	$9.02
Number of accumulation units outstanding at end of period	20,383	19,347	23,117	37,161	41,603	44,650	42,130	43,031	43,997	45,095
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.28	$17.97	$19.03	$18.46	$20.20	$15.57	$12.97	$15.74	$13.99	$11.12
Value at end of period	$19.72	$23.28	$17.97	$19.03	$18.46	$20.20	$15.57	$12.97	$15.74	$13.99
Number of accumulation units outstanding at end of period	2,889	2,986	3,184	2,091	2,099	3,123	2,156	2,204	2,005	2,604
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$73.03	$57.67	$56.70	$54.29	$50.34	$36.12	$37.19
Value at end of period	$70.00	$73.03	$57.67	$56.70	$54.29	$50.34	$36.12
Number of accumulation units outstanding at end of period	51	86	43	45	43	523	185
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$25.41	$22.58	$20.59	$21.97	$20.43	$15.89	$14.03	$14.12	$12.96	$10.16
Value at end of period	$22.90	$25.41	$22.58	$20.59	$21.97	$20.43	$15.89	$14.03	$14.12	$12.96
Number of accumulation units outstanding at end of period	1,360	732	787	558	519	1,126	1,128	3,998	1,213	1,470
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$22.40	$19.02	$17.40	$17.60	$16.05	$11.70	$10.61	$11.01	$9.03	$6.97
Value at end of period	$20.94	$22.40	$19.02	$17.40	$17.60	$16.05	$11.70	$10.61	$11.01	$9.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$96.46	$71.96	$67.70	$79.21	$83.67	$77.64	$64.60	$79.31	$62.80	$34.75
Value at end of period	$84.28	$96.46	$71.96	$67.70	$79.21	$83.67	$77.64	$64.60	$79.31	$62.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 91

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.74	$19.05	$17.77	$18.21	$17.23	$14.85	$13.14	$13.39	$11.80	$9.95
Value at end of period	$20.14	$21.74	$19.05	$17.77	$18.21	$17.23	$14.85	$13.14	$13.39	$11.80
Number of accumulation units outstanding at end of period	10,157	9,994	11,411	13,162	11,810	13,621	17,666	18,475	21,191	21,940
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.92	$14.60	$13.81	$14.51	$14.53	$15.22	$14.18	$13.75	$11.93	$9.87
Value at end of period	$15.52	$15.92	$14.60	$13.81	$14.51	$14.53	$15.22	$14.18	$13.75	$11.93
Number of accumulation units outstanding at end of period	9,635	12,674	12,663	14,061	11,065	10,447	10,102	8,779	9,926	10,193
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.19	$9.91	$9.40	$10.03
Value at end of period	$11.05	$12.19	$9.91	$9.40
Number of accumulation units outstanding at end of period	9,506	9,269	9,090	7,042
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$11.46	$11.46	$11.50	$11.56	$11.62	$11.69	$11.75	$11.81	$11.85	$11.87
Value at end of period	$11.58	$11.46	$11.46	$11.50	$11.56	$11.62	$11.69	$11.75	$11.81	$11.85
Number of accumulation units outstanding at end of period	3,556	4,344	3,304	2,487	3,781	3,782	15,090	9,934	18,612	38,913
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.30	$20.30	$18.60	$18.97	$17.23	$13.26	$11.52	$11.61	$10.23	$7.90
Value at end of period	$23.09	$24.30	$20.30	$18.60	$18.97	$17.23	$13.26	$11.52	$11.61	$10.23
Number of accumulation units outstanding at end of period	85,445	90,855	112,850	124,305	146,776	154,901	140,203	160,471	173,498	165,930
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$26.74	$21.57	$19.67	$19.61	$17.32	$13.10	$11.51	$11.59	$10.22	$8.34
Value at end of period	$24.78	$26.74	$21.57	$19.67	$19.61	$17.32	$13.10	$11.51	$11.59	$10.22
Number of accumulation units outstanding at end of period	31,435	32,882	34,844	48,438	49,580	50,722	48,993	44,668	63,888	74,113
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$37.02	$32.78	$27.90	$28.56	$26.21	$19.59	$16.73	$17.02	$14.04	$10.72
Value at end of period	$31.54	$37.02	$32.78	$27.90	$28.56	$26.21	$19.59	$16.73	$17.02	$14.04
Number of accumulation units outstanding at end of period	22,647	24,579	27,133	29,920	33,495	33,168	33,249	33,027	34,799	35,909
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.37	$33.27	$26.27	$27.29	$26.03	$18.34	$16.41	$16.62	$13.61	$10.96
Value at end of period	$31.68	$36.37	$33.27	$26.27	$27.29	$26.03	$18.34	$16.41	$16.62	$13.61
Number of accumulation units outstanding at end of period	13,524	14,712	14,266	14,052	15,560	16,059	16,046	15,774	16,596	15,040
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$20.04	$19.19	$18.49	$18.48	$17.42	$17.54	$16.12	$15.07	$13.80	$12.44
Value at end of period	$19.82	$20.04	$19.19	$18.49	$18.48	$17.42	$17.54	$16.12	$15.07	$13.80
Number of accumulation units outstanding at end of period	11,999	13,826	15,841	18,632	20,180	19,506	25,450	26,097	25,822	33,930
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.60	$9.34	$9.31	$9.45	$10.10	$8.36	$7.08	$8.11	$7.56	$6.94
Value at end of period	$9.95	$11.60	$9.34	$9.31	$9.45	$10.10	$8.36	$7.08	$8.11	$7.56
Number of accumulation units outstanding at end of period	2,532	930	955	2,904	3,523	4,229	3,448	3,496	3,278	3,684
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.32	$19.62	$18.98	$17.94	$15.87	$12.19	$10.38	$10.32
Value at end of period	$24.81	$25.32	$19.62	$18.98	$17.94	$15.87	$12.19	$10.38
Number of accumulation units outstanding at end of period	33,196	34,384	35,661	39,994	43,713	35,751	35,577	36,937

CFI 92

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$40.88	$32.86	$30.80	$30.81	$28.47	$23.71
Value at end of period	$37.61	$40.88	$32.86	$30.80	$30.81	$28.47
Number of accumulation units outstanding at end of period	2,629	3,552	3,511	3,601	3,839	3,335
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$39.00	$35.24	$28.46	$28.85	$27.23	$19.87	$17.45	$17.99	$14.55	$11.47
Value at end of period	$32.64	$39.00	$35.24	$28.46	$28.85	$27.23	$19.87	$17.45	$17.99	$14.55
Number of accumulation units outstanding at end of period	12,270	14,558	15,111	14,488	14,938	15,789	15,428	15,447	19,021	18,035
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.84	$16.43	$15.60	$15.70	$14.95	$12.93	$11.46	$11.89	$10.51	$8.40
Value at end of period	$17.66	$18.84	$16.43	$15.60	$15.70	$14.95	$12.93	$11.46	$11.89	$10.51
Number of accumulation units outstanding at end of period	4,934	3,884	3,448	3,149	2,736	1,814	1,486	1,211	937	678
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.43	$17.20	$16.28	$16.45	$15.65	$13.07	$11.42	$12.04	$10.57	$8.28
Value at end of period	$18.62	$20.43	$17.20	$16.28	$16.45	$15.65	$13.07	$11.42	$12.04	$10.57
Number of accumulation units outstanding at end of period	4,629	3,769	3,686	3,477	4,892	8,608	7,953	6,866	5,814	5,022
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$21.27	$17.64	$16.67	$16.93	$16.04	$13.07	$11.38	$12.06	$10.53	$8.16
Value at end of period	$18.99	$21.27	$17.64	$16.67	$16.93	$16.04	$13.07	$11.38	$12.06	$10.53
Number of accumulation units outstanding at end of period	24,707	23,033	20,898	19,929	20,335	19,300	18,171	16,804	15,481	13,924
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$20.57	$17.00	$16.06	$16.29	$15.41	$12.55	$11.60
Value at end of period	$18.30	$20.57	$17.00	$16.06	$16.29	$15.41	$12.55
Number of accumulation units outstanding at end of period	1,597	1,701	1,417	961	378	127	16
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$16.70	$15.36	$14.78	$14.85	$14.12	$13.27	$12.70
Value at end of period	$16.10	$16.70	$15.36	$14.78	$14.85	$14.12	$13.27
Number of accumulation units outstanding at end of period	0	0	0	8	0	0	1
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$20.38	$18.54	$17.64	$17.77	$16.76	$15.03	$13.46	$13.29	$12.04	$10.27
Value at end of period	$19.45	$20.38	$18.54	$17.64	$17.77	$16.76	$15.03	$13.46	$13.29	$12.04
Number of accumulation units outstanding at end of period	1,225	1,214	1,273	1,537	7,624	7,561	7,563	6,787	8,802	6,310
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.33	$19.05	$17.91	$18.23	$17.20	$14.13	$12.35	$12.80	$11.38	$9.14
Value at end of period	$20.36	$22.33	$19.05	$17.91	$18.23	$17.20	$14.13	$12.35	$12.80	$11.38
Number of accumulation units outstanding at end of period	4,459	4,192	2,990	2,846	10,949	10,648	10,339	9,565	9,033	7,943
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.39	$18.78	$17.71	$17.91	$16.88	$14.56	$12.89	$13.03	$11.70	$9.65
Value at end of period	$19.98	$21.39	$18.78	$17.71	$17.91	$16.88	$14.56	$12.89	$13.03	$11.70
Number of accumulation units outstanding at end of period	5,591	5,539	4,935	4,552	4,582	5,409	5,458	5,071	5,120	5,772
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$19.36	$18.51	$17.86	$17.44	$13.50	$13.30	$11.58	$10.63	$8.35	$6.18
Value at end of period	$17.78	$19.36	$18.51	$17.86	$17.44	$13.50	$13.30	$11.58	$10.63	$8.35
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.59	$21.39	$18.65	$19.15	$17.67	$14.22	$12.68	$12.89	$11.54	$9.46
Value at end of period	$21.24	$23.59	$21.39	$18.65	$19.15	$17.67	$14.22	$12.68	$12.89	$11.54
Number of accumulation units outstanding at end of period	29,374	29,129	27,004	25,589	26,126	27,206	27,552	26,293	30,283	31,412

CFI 93

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.64	$20.36	$20.43	$19.72	$19.38	$15.33	$12.67	$13.87	$12.01	$8.65
Value at end of period	$23.86	$27.64	$20.36	$20.43	$19.72	$19.38	$15.33	$12.67	$13.87	$12.01
Number of accumulation units outstanding at end of period	44,757	47,408	50,755	59,185	61,738	62,003	63,959	72,289	70,498	71,028
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$31.97	$25.76	$24.11	$23.77	$21.37	$15.90	$13.76	$14.37	$11.25	$7.72
Value at end of period	$30.77	$31.97	$25.76	$24.11	$23.77	$21.37	$15.90	$13.76	$14.37	$11.25
Number of accumulation units outstanding at end of period	31,464	34,056	36,461	41,448	44,760	48,378	52,081	61,797	64,967	71,671
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$31.99	$27.67	$23.43	$25.30	$23.68	$18.35	$15.74	$15.97	$13.97	$11.24
Value at end of period	$28.85	$31.99	$27.67	$23.43	$25.30	$23.68	$18.35	$15.74	$15.97	$13.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$36.08	$27.16	$26.90	$24.41	$22.58	$16.31	$13.79	$14.02	$12.06	$8.48
Value at end of period	$35.49	$36.08	$27.16	$26.90	$24.41	$22.58	$16.31	$13.79	$14.02	$12.06
Number of accumulation units outstanding at end of period	21,406	19,998	21,435	16,580	15,478	14,682	13,196	13,415	13,481	12,008
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.25	$10.06	$9.94	$10.34	$11.13	$9.30	$7.87	$8.99	$8.30	$6.32
Value at end of period	$10.36	$12.25	$10.06	$9.94	$10.34	$11.13	$9.30	$7.87	$8.99	$8.30
Number of accumulation units outstanding at end of period	15,315	14,716	14,544	14,173	19,218	21,079	21,667	22,034	21,657	22,785
WANGER USA
Value at beginning of period	$31.78	$26.72	$23.63	$23.91	$22.94	$17.25	$14.45	$15.06	$12.27	$8.68
Value at end of period	$31.14	$31.78	$26.72	$23.63	$23.91	$22.94	$17.25	$14.45	$15.06	$12.27
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

TABLE 14
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during September 2010)
Value at beginning of period	$27.81	$21.96	$21.66	$21.26	$20.41	$15.24	$13.35	$14.17	$12.40
Value at end of period	$27.19	$27.81	$21.96	$21.66	$21.26	$20.41	$15.24	$13.35	$14.17
Number of accumulation units outstanding at end of period	638	639	885	840	592	439	113	71	30
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2009)
Value at beginning of period	$22.56	$17.60	$16.45	$16.62	$14.66	$12.01	$10.86	$11.14	$9.67	$9.54
Value at end of period	$22.98	$22.56	$17.60	$16.45	$16.62	$14.66	$12.01	$10.86	$11.14	$9.67
Number of accumulation units outstanding at end of period	1,342	3,497	4,851	9,403	9,202	9,740	14,245	6,114	4,017	811
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2010)
Value at beginning of period	$21.77	$18.00	$16.56	$17.15	$15.81	$12.26	$11.25	$11.10	$11.01
Value at end of period	$20.51	$21.77	$18.00	$16.56	$17.15	$15.81	$12.26	$11.25	$11.10
Number of accumulation units outstanding at end of period	522	522	1,973	3,011	2,935	3,401	8,172	10,380	3,094

CFI 94

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.83	$12.52	$12.03	$12.37	$12.12	$13.41	$12.65	$11.26	$10.74	$10.50
Value at end of period	$12.43	$12.83	$12.52	$12.03	$12.37	$12.12	$13.41	$12.65	$11.26	$10.74
Number of accumulation units outstanding at end of period	1,120	1,120	2,727	2,455	13,336	12,135	18,786	5,163	172	20
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$20.79	$16.96	$15.17	$14.77	$13.64	$10.44	$8.97	$9.20	$8.12	$6.12
Value at end of period	$19.29	$20.79	$16.96	$15.17	$14.77	$13.64	$10.44	$8.97	$9.20	$8.12
Number of accumulation units outstanding at end of period	11,561	11,626	18,336	20,151	23,238	48,643	50,325	32,868	27,297	27,145
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during February 2009)
Value at beginning of period	$18.87	$14.97	$14.23	$13.95	$13.78	$10.72	$8.84	$10.38	$8.35	$4.76
Value at end of period	$16.94	$18.87	$14.97	$14.23	$13.95	$13.78	$10.72	$8.84	$10.38	$8.35
Number of accumulation units outstanding at end of period	14,702	15,126	16,502	16,062	16,646	23,736	22,167	19,215	17,921	9,844
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.64	$12.32	$12.06	$12.11	$11.54	$11.84	$11.25	$10.63	$9.97	$8.73
Value at end of period	$12.55	$12.64	$12.32	$12.06	$12.11	$11.54	$11.84	$11.25	$10.63	$9.97
Number of accumulation units outstanding at end of period	10,719	12,958	13,251	13,559	21,924	17,297	14,353	2,364	2,586	1,844
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$31.38	$25.03	$23.22	$22.18	$20.42	$15.35	$12.81	$13.55	$12.14	$9.08
Value at end of period	$30.27	$31.38	$25.03	$23.22	$22.18	$20.42	$15.35	$12.81	$13.55	$12.14
Number of accumulation units outstanding at end of period	80,527	91,836	118,006	137,267	186,473	197,186	186,876	121,179	92,273	73,915
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$27.52	$23.05	$20.46	$20.63	$18.67	$14.25	$12.74	$11.98	$10.64	$8.99
Value at end of period	$26.54	$27.52	$23.05	$20.46	$20.63	$18.67	$14.25	$12.74	$11.98	$10.64
Number of accumulation units outstanding at end of period	31,871	41,194	48,153	63,141	101,183	93,736	90,756	47,463	46,708	46,145
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during December 2010)
Value at beginning of period	$24.13	$21.77	$17.65	$19.81	$18.17	$12.65	$10.93	$11.76	$11.69
Value at end of period	$19.53	$24.13	$21.77	$17.65	$19.81	$18.17	$12.65	$10.93	$11.76
Number of accumulation units outstanding at end of period	327	461	1,705	2,735	2,607	1,777	2,514	2,692	469
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2010)
Value at beginning of period	$36.88	$32.02	$27.87	$29.24	$26.51	$18.43	$15.41	$17.49	$17.20
Value at end of period	$31.65	$36.88	$32.02	$27.87	$29.24	$26.51	$18.43	$15.41	$17.49
Number of accumulation units outstanding at end of period	289	382	757	1,454	1,672	1,431	891	691	691
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.33	$10.24	$11.40	$11.93	$12.12	$9.74	$7.81	$8.47	$8.05	$5.67
Value at end of period	$11.81	$13.33	$10.24	$11.40	$11.93	$12.12	$9.74	$7.81	$8.47	$8.05
Number of accumulation units outstanding at end of period	2,418	6,366	6,629	9,856	8,652	8,478	20,816	4,374	3,884	4,079
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$11.70	$9.43	$10.10	$10.40
Value at end of period	$12.56	$11.70	$9.43	$10.10
Number of accumulation units outstanding at end of period	787	850	948	520

CFI 95

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$22.05	$19.81	$18.48	$19.00	$17.44	$14.87	$13.54	$13.02	$11.69	$9.39
Value at end of period	$21.34	$22.05	$19.81	$18.48	$19.00	$17.44	$14.87	$13.54	$13.02	$11.69
Number of accumulation units outstanding at end of period	4,001	4,002	4,158	4,965	4,845	17,535	8,148	6,932	7,590	4,895
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during March 2012)
Value at beginning of period	$16.89	$15.87	$15.12	$14.48	$11.19	$10.92	$10.28
Value at end of period	$16.09	$16.89	$15.87	$15.12	$14.48	$11.19	$10.92
Number of accumulation units outstanding at end of period	408	408	2,017	4,259	1,022	1,244	181
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.30
Number of accumulation units outstanding at end of period	46,673
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$19.44	$17.25	$15.23	$16.16	$14.52	$10.81	$9.33	$9.81	$8.03	$6.11
Value at end of period	$16.72	$19.44	$17.25	$15.23	$16.16	$14.52	$10.81	$9.33	$9.81	$8.03
Number of accumulation units outstanding at end of period	1,536	1,524	1,975	1,861	7,283	4,777	4,159	403	0	648
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.02	$15.33	$11.77	$12.66	$12.08	$11.17
Value at end of period	$13.95	$17.02	$15.33	$11.77	$12.66	$12.08
Number of accumulation units outstanding at end of period	249	270	2,803	270	515	133
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$43.48	$35.89	$33.43	$33.41	$30.02	$23.01	$19.88	$20.52	$17.61	$13.05
Value at end of period	$40.47	$43.48	$35.89	$33.43	$33.41	$30.02	$23.01	$19.88	$20.52	$17.61
Number of accumulation units outstanding at end of period	29,357	36,029	57,545	73,163	91,444	139,076	119,951	2,964,998	3,084,650	214,023
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.57	$24.57	$20.94	$21.94	$20.30	$15.94	$13.67	$13.62	$11.90	$9.19
Value at end of period	$25.13	$27.57	$24.57	$20.94	$21.94	$20.30	$15.94	$13.67	$13.62	$11.90
Number of accumulation units outstanding at end of period	10,082	16,595	18,599	23,182	25,801	66,500	48,496	62,119	74,752	75,945
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.27	$24.03	$23.98	$22.51	$20.34	$15.01	$13.17	$13.22	$10.71	$8.40
Value at end of period	$32.02	$32.27	$24.03	$23.98	$22.51	$20.34	$15.01	$13.17	$13.22	$10.71
Number of accumulation units outstanding at end of period	28,283	42,372	59,268	72,665	75,914	183,297	131,669	135,068	171,423	166,798
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.28	$15.66	$16.59	$16.11	$17.63	$13.59	$11.33	$13.76	$12.23	$9.73
Value at end of period	$17.17	$20.28	$15.66	$16.59	$16.11	$17.63	$13.59	$11.33	$13.76	$12.23
Number of accumulation units outstanding at end of period	16	234	3,783	4,840	5,333	50,715	9,765	12,226	12,641	5,010
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$39.93	$36.30	$28.05	$30.47	$30.48	$22.51	$19.13	$19.99	$15.69	$12.22
Value at end of period	$34.58	$39.93	$36.30	$28.05	$30.47	$30.48	$22.51	$19.13	$19.99	$15.69
Number of accumulation units outstanding at end of period	2,584	2,935	7,595	12,052	15,384	27,386	19,365	48,892	34,310	41,203
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$22.75	$19.89	$17.87	$18.79	$18.09	$14.09	$12.84	$13.77	$12.32	$12.02
Value at end of period	$19.91	$22.75	$19.89	$17.87	$18.79	$18.09	$14.09	$12.84	$13.77	$12.32
Number of accumulation units outstanding at end of period	96	96	341	284	238	186	869	95	1,005	83

CFI 96

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$72.82	$57.53	$56.59	$54.22	$50.30	$36.11	$37.18
Value at end of period	$69.76	$72.82	$57.53	$56.59	$54.22	$50.30	$36.11
Number of accumulation units outstanding at end of period	925	1,039	1,107	1,140	1,064	1,059	3,247
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.46	$17.30	$15.78	$16.85	$15.67	$12.20	$10.78	$10.85	$9.96	$7.81
Value at end of period	$17.52	$19.46	$17.30	$15.78	$16.85	$15.67	$12.20	$10.78	$10.85	$9.96
Number of accumulation units outstanding at end of period	5,813	8,141	10,317	11,512	15,589	15,717	18,488	18,172	23,181	29,996
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during January 2016)
Value at beginning of period	$13.98	$10.59	$10.11
Value at end of period	$13.19	$13.98	$10.59
Number of accumulation units outstanding at end of period	386	386	386
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$25.17	$24.44	$23.99	$24.09	$23.09	$23.26	$21.60	$20.36	$18.97	$16.85
Value at end of period	$24.77	$25.17	$24.44	$23.99	$24.09	$23.09	$23.26	$21.60	$20.36	$18.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$23.64	$21.67	$17.28	$18.03	$17.26	$12.81	$11.10	$11.38	$9.17	$5.97
Value at end of period	$19.56	$23.64	$21.67	$17.28	$18.03	$17.26	$12.81	$11.10	$11.38	$9.17
Number of accumulation units outstanding at end of period	613	613	1,496	2,568	3,010	8,793	8,261	6,595	7,129	5,343
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$26.73	$25.17	$21.75	$22.75	$20.52	$15.84	$13.91	$14.58	$11.69	$9.29
Value at end of period	$22.57	$26.73	$25.17	$21.75	$22.75	$20.52	$15.84	$13.91	$14.58	$11.69
Number of accumulation units outstanding at end of period	2,359	2,720	3,448	3,930	5,700	13,541	10,448	1,013,190	837,019	17,082
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during June 2014)
Value at beginning of period	$10.62	$10.37	$10.19	$10.26	$10.05
Value at end of period	$10.55	$10.62	$10.37	$10.19	$10.26
Number of accumulation units outstanding at end of period	1,241	1,241	2,665	4,826	2,315
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$22.27	$18.92	$17.32	$17.52	$15.98	$11.66	$10.58	$10.98	$9.01	$6.96
Value at end of period	$20.81	$22.27	$18.92	$17.32	$17.52	$15.98	$11.66	$10.58	$10.98	$9.01
Number of accumulation units outstanding at end of period	8,887	9,856	10,909	10,688	22,885	31,882	30,996	26,249	3,506	350
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$98.31	$73.38	$69.06	$80.85	$85.44	$79.33	$66.04	$81.12	$64.26	$35.57
Value at end of period	$85.85	$98.31	$73.38	$69.06	$80.85	$85.44	$79.33	$66.04	$81.12	$64.26
Number of accumulation units outstanding at end of period	1,610	2,516	6,225	5,432	14,173	15,329	15,345	16,735	14,272	12,580
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$49.71	$36.59	$36.78	$35.60	$35.01	$27.66	$22.95	$25.18	$21.84	$15.72
Value at end of period	$42.90	$49.71	$36.59	$36.78	$35.60	$35.01	$27.66	$22.95	$25.18	$21.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	19	19

CFI 97

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$24.99	$23.65	$22.34	$22.99	$22.49	$22.66	$20.08	$20.03	$17.52	$14.84
Value at end of period	$23.75	$24.99	$23.65	$22.34	$22.99	$22.49	$22.66	$20.08	$20.03	$17.52
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$30.26	$26.67	$22.73	$24.30	$21.84	$15.58	$13.28	$13.67	$11.14	$8.17
Value at end of period	$26.98	$30.26	$26.67	$22.73	$24.30	$21.84	$15.58	$13.28	$13.67	$11.14
Number of accumulation units outstanding at end of period	1,226	1,265	1,962	3,449	2,826	3,023	2,076	1,738	2,009	726
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$19.74	$17.55	$16.69	$16.88	$15.72	$13.59	$12.29	$12.59	$11.32	$9.39
Value at end of period	$18.82	$19.74	$17.55	$16.69	$16.88	$15.72	$13.59	$12.29	$12.59	$11.32
Number of accumulation units outstanding at end of period	4,945	8,621	8,355	14,465	8,289	18,028	7,936	3,572	7,066	5,443
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2015)
Value at beginning of period	$6.31	$6.19	$5.45	$7.17
Value at end of period	$5.38	$6.31	$6.19	$5.45
Number of accumulation units outstanding at end of period	0	778	778	777
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.34	$15.86	$15.17	$15.69	$15.31	$16.96	$15.69	$14.14	$13.16	$11.18
Value at end of period	$15.89	$16.34	$15.86	$15.17	$15.69	$15.31	$16.96	$15.69	$14.14	$13.16
Number of accumulation units outstanding at end of period	9,529	9,912	26,407	28,415	36,720	56,114	65,679	44,198	37,557	23,083
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$21.33	$20.01	$17.62	$18.46	$18.55	$16.66	$14.44	$14.77	$12.59	$7.89
Value at end of period	$20.50	$21.33	$20.01	$17.62	$18.46	$18.55	$16.66	$14.44	$14.77	$12.59
Number of accumulation units outstanding at end of period	103	357	1,929	9,653	9,436	12,326	12,767	30,479	24,391	24,981
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during November 2015)
Value at beginning of period	$10.26	$10.02	$9.96	$9.97
Value at end of period	$10.25	$10.26	$10.02	$9.96
Number of accumulation units outstanding at end of period	0	28	499	28
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$34.36	$33.78	$31.99	$33.61	$33.29	$32.76	$28.46	$29.33	$26.18	$22.16
Value at end of period	$34.59	$34.36	$33.78	$31.99	$33.61	$33.29	$32.76	$28.46	$29.33	$26.18
Number of accumulation units outstanding at end of period	15,081	13,520	17,131	27,073	43,426	45,775	59,175	48,192	40,232	34,294
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during November 2011)
Value at beginning of period	$3.89	$3.57	$2.46	$3.37	$3.70	$7.67	$8.77	$10.39
Value at end of period	$3.39	$3.89	$3.57	$2.46	$3.37	$3.70	$7.67	$8.77
Number of accumulation units outstanding at end of period	5,207	2,500	2,189	1,221	6,569	3,608	2,206	999
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.99	$21.04	$19.63	$20.12	$19.06	$16.43	$14.54	$14.83	$13.07	$11.03
Value at end of period	$22.22	$23.99	$21.04	$19.63	$20.12	$19.06	$16.43	$14.54	$14.83	$13.07
Number of accumulation units outstanding at end of period	37,877	57,463	62,832	81,637	85,974	107,258	143,895	597,025	577,301	195,593
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during December 2017)
Value at beginning of period	$12.73	$12.49
Value at end of period	$11.80	$12.73
Number of accumulation units outstanding at end of period	554	190

CFI 98

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.98	$14.66	$13.87	$14.44	$14.61	$15.16	$14.27	$13.85	$12.02	$9.95
Value at end of period	$15.56	$15.98	$14.66	$13.87	$14.44	$14.61	$15.16	$14.27	$13.85	$12.02
Number of accumulation units outstanding at end of period	3,026	9,320	1,535	2,259	27,942	91,500	52,617	57,058	73,001	77,956
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.17	$9.90	$9.39	$10.03
Value at end of period	$11.03	$12.17	$9.90	$9.39
Number of accumulation units outstanding at end of period	10,859	17,195	21,686	27,599
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2014)
Value at beginning of period	$11.88	$10.39	$9.79	$10.19	$10.05
Value at end of period	$10.95	$11.88	$10.39	$9.79	$10.19
Number of accumulation units outstanding at end of period	247	247	247	247	191
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.08	$13.08	$13.14	$13.22	$13.29	$13.37	$13.45	$13.53	$13.57	$13.61
Value at end of period	$13.21	$13.08	$13.08	$13.14	$13.22	$13.29	$13.37	$13.45	$13.53	$13.57
Number of accumulation units outstanding at end of period	35,336	43,501	56,008	77,321	73,357	240,905	131,868	2,028,314	1,809,945	307,068
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.16	$17.69	$16.21	$16.55	$15.04	$11.58	$10.06	$10.15	$8.94	$6.91
Value at end of period	$20.10	$21.16	$17.69	$16.21	$16.55	$15.04	$11.58	$10.06	$10.15	$8.94
Number of accumulation units outstanding at end of period	94,473	138,776	239,209	308,192	314,463	346,597	334,106	425,911	532,361	524,546
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$22.03	$20.87	$18.32	$18.80	$18.70	$17.81	$15.71	$15.14	$13.33	$8.98
Value at end of period	$21.19	$22.03	$20.87	$18.32	$18.80	$18.70	$17.81	$15.71	$15.14	$13.33
Number of accumulation units outstanding at end of period	2,100	2,629	2,785	3,790	16,737	29,712	26,303	18,758	19,845	15,911
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.78	$23.23	$21.19	$21.14	$18.68	$14.14	$12.43	$12.51	$11.04	$9.02
Value at end of period	$26.66	$28.78	$23.23	$21.19	$21.14	$18.68	$14.14	$12.43	$12.51	$11.04
Number of accumulation units outstanding at end of period	26,967	32,694	44,532	49,770	53,472	61,105	82,588	102,712	118,345	134,364
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$54.03	$47.85	$40.75	$41.74	$38.33	$28.65	$24.49	$24.93	$20.57	$15.71
Value at end of period	$46.00	$54.03	$47.85	$40.75	$41.74	$38.33	$28.65	$24.49	$24.93	$20.57
Number of accumulation units outstanding at end of period	6,021	8,620	17,979	22,501	23,824	55,123	40,175	1,029,153	1,039,992	49,477
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$39.29	$35.96	$28.42	$29.54	$28.18	$19.87	$17.78	$18.02	$14.76	$11.89
Value at end of period	$34.22	$39.29	$35.96	$28.42	$29.54	$28.18	$19.87	$17.78	$18.02	$14.76
Number of accumulation units outstanding at end of period	6,143	7,361	8,514	11,581	12,537	20,630	21,209	28,920	30,944	33,379
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.64	$22.64	$21.83	$21.84	$20.59	$20.74	$19.07	$17.84	$16.34	$14.74
Value at end of period	$23.37	$23.64	$22.64	$21.83	$21.84	$20.59	$20.74	$19.07	$17.84	$16.34
Number of accumulation units outstanding at end of period	29,099	44,374	54,531	79,785	53,635	79,000	100,476	3,319,846	3,384,372	105,761
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.54	$9.30	$9.28	$9.41	$10.07	$8.34	$7.07	$8.10	$7.55	$5.94
Value at end of period	$9.90	$11.54	$9.30	$9.28	$9.41	$10.07	$8.34	$7.07	$8.10	$7.55
Number of accumulation units outstanding at end of period	8,340	6,541	10,564	8,816	12,653	12,210	12,497	10,142	8,203	8,207
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.23	$19.56	$18.93	$17.90	$15.85	$12.18	$10.37	$10.32
Value at end of period	$24.70	$25.23	$19.56	$18.93	$17.90	$15.85	$12.18	$10.37
Number of accumulation units outstanding at end of period	55,304	73,771	101,727	102,360	131,296	64,517	68,136	56,290

CFI 99

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.23	$15.27	$13.49	$14.20	$12.98	$9.98	$8.75	$8.50	$7.17	$6.40
Value at end of period	$15.79	$17.23	$15.27	$13.49	$14.20	$12.98	$9.98	$8.75	$8.50	$7.17
Number of accumulation units outstanding at end of period	27,772	37,681	69,927	80,618	79,859	194,083	68,638	103,501	26,087	21,331
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$36.83	$29.62	$27.78	$27.80	$25.69	$19.59	$17.26	$17.45	$13.47	$9.58
Value at end of period	$33.87	$36.83	$29.62	$27.78	$27.80	$25.69	$19.59	$17.26	$17.45	$13.47
Number of accumulation units outstanding at end of period	21,019	22,466	8,937	14,145	46,811	48,693	60,199	17,268	15,845	4,659
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2010)
Value at beginning of period	$36.29	$27.81	$26.25	$24.55	$21.84	$16.64	$14.62	$14.12	$11.91
Value at end of period	$35.72	$36.29	$27.81	$26.25	$24.55	$21.84	$16.64	$14.62	$14.12
Number of accumulation units outstanding at end of period	1,012	914	1,638	2,863	3,874	2,578	2,370	768	66
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.47	$17.62	$15.98	$15.75	$14.03	$10.69	$9.30	$9.13	$8.18	$6.65
Value at end of period	$20.60	$21.47	$17.62	$15.98	$15.75	$14.03	$10.69	$9.30	$9.13	$8.18
Number of accumulation units outstanding at end of period	7,450	6,626	14,517	13,676	27,789	24,279	30,512	8,909	3,979	4,348
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$27.18	$24.16	$21.08	$22.03	$19.75	$15.12	$13.12	$13.12	$11.88	$10.07
Value at end of period	$25.17	$27.18	$24.16	$21.08	$22.03	$19.75	$15.12	$13.12	$13.12	$11.88
Number of accumulation units outstanding at end of period	1,657	2,234	2,492	2,510	1,389	1,460	927	960	794	308
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$34.45	$27.87	$26.25	$26.62	$24.10	$17.97	$15.65	$16.10	$12.87	$11.42
Value at end of period	$32.41	$34.45	$27.87	$26.25	$26.62	$24.10	$17.97	$15.65	$16.10	$12.87
Number of accumulation units outstanding at end of period	513	527	1,160	2,632	2,998	3,500	3,283	1,936	2,401	2,291
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.30	$19.02	$16.87	$17.46	$15.59	$11.68	$10.04	$10.30	$8.27	$5.94
Value at end of period	$20.10	$22.30	$19.02	$16.87	$17.46	$15.59	$11.68	$10.04	$10.30	$8.27
Number of accumulation units outstanding at end of period	1,205	1,378	6,422	6,511	24,962	15,386	15,288	4,633	3,758	6,719
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.69	$19.97	$16.59	$17.49	$16.76	$12.16	$10.54	$11.03	$8.78	$6.98
Value at end of period	$20.01	$22.69	$19.97	$16.59	$17.49	$16.76	$12.16	$10.54	$11.03	$8.78
Number of accumulation units outstanding at end of period	6,242	6,145	6,982	7,481	11,517	11,564	9,391	3,872	1,681	5,001
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.54	$20.80	$18.45	$18.73	$17.84	$12.91	$11.27	$11.24	$8.55	$6.56
Value at end of period	$20.52	$24.54	$20.80	$18.45	$18.73	$17.84	$12.91	$11.27	$11.24	$8.55
Number of accumulation units outstanding at end of period	7,281	7,339	16,417	20,527	46,927	51,810	44,530	21,813	24,028	17,864
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$48.20	$43.57	$35.21	$35.70	$33.71	$24.62	$21.63	$22.31	$18.05	$14.23
Value at end of period	$40.32	$48.20	$43.57	$35.21	$35.70	$33.71	$24.62	$21.63	$22.31	$18.05
Number of accumulation units outstanding at end of period	17,317	26,946	38,240	43,653	48,854	75,468	65,457	66,631	82,370	69,771
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.72	$16.33	$15.52	$15.63	$14.89	$12.88	$11.42	$11.86	$10.48	$8.38
Value at end of period	$17.54	$18.72	$16.33	$15.52	$15.63	$14.89	$12.88	$11.42	$11.86	$10.48
Number of accumulation units outstanding at end of period	58,859	100,418	139,643	151,345	228,333	222,079	221,732	172,598	155,745	167,234

CFI 100

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.30	$17.10	$16.19	$16.37	$15.58	$13.02	$11.38	$12.01	$10.54	$8.26
Value at end of period	$18.49	$20.30	$17.10	$16.19	$16.37	$15.58	$13.02	$11.38	$12.01	$10.54
Number of accumulation units outstanding at end of period	60,245	89,103	119,337	122,980	163,355	165,555	157,702	117,967	127,897	127,989
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$21.14	$17.54	$16.58	$16.84	$15.97	$13.01	$11.34	$12.03	$10.51	$8.14
Value at end of period	$18.86	$21.14	$17.54	$16.58	$16.84	$15.97	$13.01	$11.34	$12.03	$10.51
Number of accumulation units outstanding at end of period	54,939	70,559	119,089	111,650	172,755	162,823	140,506	119,348	73,102	71,189
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2010)
Value at beginning of period	$20.49	$16.94	$16.01	$16.25	$15.39	$12.53	$10.91	$11.57	$10.59
Value at end of period	$18.22	$20.49	$16.94	$16.01	$16.25	$15.39	$12.53	$10.91	$11.57
Number of accumulation units outstanding at end of period	13,790	13,656	17,447	15,411	12,286	7,769	1,800	342	48
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$15.27	$13.39	$12.67	$12.80	$12.11	$10.54	$9.32	$9.61	$8.58	$6.06
Value at end of period	$14.16	$15.27	$13.39	$12.67	$12.80	$12.11	$10.54	$9.32	$9.61	$8.58
Number of accumulation units outstanding at end of period	2,708	8,334	5,521	3,740	1,973	6,607	9,133	7,462	5,469	2,436
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.59	$15.27	$14.70	$14.78	$14.06	$13.22	$12.12	$12.15	$11.15	$9.57
Value at end of period	$15.99	$16.59	$15.27	$14.70	$14.78	$14.06	$13.22	$12.12	$12.15	$11.15
Number of accumulation units outstanding at end of period	14,466	20,296	22,531	40,073	17,795	26,087	42,940	11,148	28,980	16,993
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$14.54	$13.26	$12.60	$12.73	$12.13	$11.14	$10.01	$10.14	$9.17	$7.67
Value at end of period	$13.84	$14.54	$13.26	$12.60	$12.73	$12.13	$11.14	$10.01	$10.14	$9.17
Number of accumulation units outstanding at end of period	838	839	948	897	838	663	600	20	2	0
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.92	$19.95	$18.99	$19.14	$18.06	$16.21	$14.52	$14.35	$13.00	$11.09
Value at end of period	$20.91	$21.92	$19.95	$18.99	$19.14	$18.06	$16.21	$14.52	$14.35	$13.00
Number of accumulation units outstanding at end of period	0	635	8,599	8,243	7,883	7,467	7,046	4,228	9,720	25,125
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.24	$18.12	$17.05	$17.36	$16.39	$13.47	$11.78	$12.21	$10.86	$8.73
Value at end of period	$19.35	$21.24	$18.12	$17.05	$17.36	$16.39	$13.47	$11.78	$12.21	$10.86
Number of accumulation units outstanding at end of period	4,252	8,480	17,141	18,058	18,686	19,543	21,281	33,317	34,093	72,187
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.29	$18.71	$17.65	$17.85	$16.84	$14.53	$12.86	$13.02	$11.69	$9.65
Value at end of period	$19.88	$21.29	$18.71	$17.65	$17.85	$16.84	$14.53	$12.86	$13.02	$11.69
Number of accumulation units outstanding at end of period	2,675	6,687	9,039	10,202	11,979	15,054	16,785	26,586	21,475	105,792
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.22	$12.89	$12.67	$12.72	$12.10	$12.49	$12.10	$11.36	$10.77	$10.23
Value at end of period	$13.10	$13.22	$12.89	$12.67	$12.72	$12.10	$12.49	$12.10	$11.36	$10.77
Number of accumulation units outstanding at end of period	3,641	9,760	9,956	3,525	8,155	11,968	6,502	2,675	2,465	2,407
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2012)
Value at beginning of period	$28.54	$23.64	$21.30	$21.19	$18.80	$14.33	$13.87
Value at end of period	$27.05	$28.54	$23.64	$21.30	$21.19	$18.80	$14.33
Number of accumulation units outstanding at end of period	3,095	3,094	3,507	1,946	5,274	1,616	690

CFI 101

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.43	$36.61	$29.68	$30.39	$27.18	$20.82	$18.00	$18.70	$15.42	$11.43
Value at end of period	$34.42	$40.43	$36.61	$29.68	$30.39	$27.18	$20.82	$18.00	$18.70	$15.42
Number of accumulation units outstanding at end of period	818	805	1,305	1,110	13,889	18,349	17,524	974,104	1,058,659	1,693
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$40.82	$32.03	$30.59	$32.41	$31.25	$22.64	$19.03	$18.73	$14.90	$11.08
Value at end of period	$39.81	$40.82	$32.03	$30.59	$32.41	$31.25	$22.64	$19.03	$18.73	$14.90
Number of accumulation units outstanding at end of period	10,066	13,007	13,999	16,388	21,956	30,023	19,772	769,737	759,990	34,236
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.46	$14.04	$14.00	$14.29	$12.60	$12.20	$9.73	$10.32	$8.93	$6.72
Value at end of period	$14.06	$15.46	$14.04	$14.00	$14.29	$12.60	$12.20	$9.73	$10.32	$8.93
Number of accumulation units outstanding at end of period	1,435	2,650	6,818	10,402	32,909	36,309	37,217	30,941	17,573	20,273
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$19.25	$18.41	$17.77	$17.37	$13.45	$13.26	$11.55	$10.61	$8.34	$6.17
Value at end of period	$17.67	$19.25	$18.41	$17.77	$17.37	$13.45	$13.26	$11.55	$10.61	$8.34
Number of accumulation units outstanding at end of period	6,206	6,369	14,079	14,845	17,735	14,491	15,527	9,840	6,970	6,100
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$40.75	$33.72	$31.29	$30.57	$27.26	$20.35	$18.24	$19.25	$17.28	$13.21
Value at end of period	$36.86	$40.75	$33.72	$31.29	$30.57	$27.26	$20.35	$18.24	$19.25	$17.28
Number of accumulation units outstanding at end of period	1,185	1,408	1,654	2,631	4,390	4,501	4,236	3,759	6,264	7,027
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.69	$19.67	$16.00	$16.58	$15.99	$11.49	$10.12	$10.47	$8.41	$6.78
Value at end of period	$17.73	$21.69	$19.67	$16.00	$16.58	$15.99	$11.49	$10.12	$10.47	$8.41
Number of accumulation units outstanding at end of period	286	291	291	138	577	685	1,888	323	287	63
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$28.36	$24.24	$20.71	$22.15	$20.42	$15.22	$12.90	$13.26	$11.58	$9.07
Value at end of period	$24.69	$28.36	$24.24	$20.71	$22.15	$20.42	$15.22	$12.90	$13.26	$11.58
Number of accumulation units outstanding at end of period	6,080	4,699	9,554	9,228	10,649	14,622	11,550	11,248	13,652	15,034
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.13	$21.89	$19.10	$19.62	$17.60	$14.17	$13.01	$13.23	$11.51	$9.72
Value at end of period	$21.72	$24.13	$21.89	$19.10	$19.62	$17.60	$14.17	$13.01	$13.23	$11.51
Number of accumulation units outstanding at end of period	28,885	56,167	1,326	3,167	94,153	96,023	105,705	110,398	119,183	223,775
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.43	$22.46	$18.84	$19.53	$17.84	$13.40	$11.77	$12.10	$10.82	$8.79
Value at end of period	$21.84	$25.43	$22.46	$18.84	$19.53	$17.84	$13.40	$11.77	$12.10	$10.82
Number of accumulation units outstanding at end of period	1,991	3,361	7,971	8,060	8,147	8,325	10,446	13,917	13,725	8,564
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.85	$20.99	$18.70	$22.34	$22.27	$23.77	$20.07	$24.71	$20.67	$12.12
Value at end of period	$24.69	$29.85	$20.99	$18.70	$22.34	$22.27	$23.77	$20.07	$24.71	$20.67
Number of accumulation units outstanding at end of period	8,523	8,629	10,166	11,093	12,734	14,179	12,224	6,159	9,876	6,878
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$41.30	$36.53	$32.04	$33.25	$29.09	$22.25	$18.65	$18.42	$15.07	$12.07
Value at end of period	$36.05	$41.30	$36.53	$32.04	$33.25	$29.09	$22.25	$18.65	$18.42	$15.07
Number of accumulation units outstanding at end of period	2,312	4,920	10,753	11,559	19,269	20,869	23,536	13,316	14,501	13,296
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.65	$28.42	$23.51	$24.56	$22.80	$16.51	$13.99	$14.27	$11.33	$8.95
Value at end of period	$29.03	$32.65	$28.42	$23.51	$24.56	$22.80	$16.51	$13.99	$14.27	$11.33
Number of accumulation units outstanding at end of period	1,227	1,943	2,941	4,347	4,331	6,004	7,740	3,930	3,322	2,522

CFI 102

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$28.42	$20.95	$21.03	$19.63	$19.97	$15.27	$13.07	$14.31	$11.98	$8.64
Value at end of period	$24.52	$28.42	$20.95	$21.03	$19.63	$19.97	$15.27	$13.07	$14.31	$11.98
Number of accumulation units outstanding at end of period	31,237	56,528	29,898	38,823	129,411	183,021	176,691	239,362	283,232	403,741
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$22.55	$21.13	$18.60	$19.62	$19.67	$17.62	$15.25	$15.45	$13.06	$7.87
Value at end of period	$21.82	$22.55	$21.13	$18.60	$19.62	$19.67	$17.62	$15.25	$15.45	$13.06
Number of accumulation units outstanding at end of period	578	1,919	2,461	4,681	5,810	8,021	11,195	3,807	2,498	1,437
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$28.45	$24.87	$23.16	$22.14	$19.86	$16.35	$14.37	$14.05	$12.39	$9.36
Value at end of period	$28.43	$28.45	$24.87	$23.16	$22.14	$19.86	$16.35	$14.37	$14.05	$12.39
Number of accumulation units outstanding at end of period	87,626	93,041	151,539	136,400	150,765	144,697	104,310	47,198	39,730	22,814
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$32.59	$26.27	$24.60	$23.65	$21.28	$16.24	$14.07	$14.70	$11.22	$7.71
Value at end of period	$31.34	$32.59	$26.27	$24.60	$23.65	$21.28	$16.24	$14.07	$14.70	$11.22
Number of accumulation units outstanding at end of period	28,750	44,985	20,524	31,642	90,409	95,320	109,753	147,317	161,729	143,813
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$33.71	$29.18	$24.71	$26.71	$25.00	$19.39	$16.64	$16.89	$14.78	$11.90
Value at end of period	$30.39	$33.71	$29.18	$24.71	$26.71	$25.00	$19.39	$16.64	$16.89	$14.78
Number of accumulation units outstanding at end of period	10,906	12,610	15,131	31,848	44,206	42,053	43,868	2,686,956	2,867,876	7,954
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$40.83	$30.75	$30.47	$27.67	$25.61	$18.50	$15.65	$15.92	$13.70	$9.64
Value at end of period	$40.14	$40.83	$30.75	$30.47	$27.67	$25.61	$18.50	$15.65	$15.92	$13.70
Number of accumulation units outstanding at end of period	10,265	14,205	33,271	40,812	45,155	60,094	53,852	681,406	724,950	181,177
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.86	$16.41	$16.20	$16.46	$16.74	$14.73	$12.48	$14.32	$12.66	$9.26
Value at end of period	$17.81	$20.86	$16.41	$16.20	$16.46	$16.74	$14.73	$12.48	$14.32	$12.66
Number of accumulation units outstanding at end of period	1,542	1,566	2,913	3,548	4,298	3,265	5,336	5,156	4,852	3,500
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.19	$10.02	$9.90	$10.30	$11.10	$9.28	$7.85	$8.98	$8.30	$6.32
Value at end of period	$10.30	$12.19	$10.02	$9.90	$10.30	$11.10	$9.28	$7.85	$8.98	$8.30
Number of accumulation units outstanding at end of period	13,281	14,315	22,831	25,453	40,103	46,535	44,837	29,906	27,589	21,906
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$16.18	$13.77	$12.49	$13.59	$14.07	$10.83	$8.95	$9.55	$8.92	$6.78
Value at end of period	$13.77	$16.18	$13.77	$12.49	$13.59	$14.07	$10.83	$8.95	$9.55	$8.92
Number of accumulation units outstanding at end of period	1,242	1,187	1,880	2,037	4,203	2,726	1,316	191	174	174
WANGER INTERNATIONAL
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.07	$12.16	$12.41	$12.47	$13.12	$10.79	$8.93	$10.52	$8.47	$7.69
Value at end of period	$13.14	$16.07	$12.16	$12.41	$12.47	$13.12	$10.79	$8.93	$10.52	$8.47
Number of accumulation units outstanding at end of period	2,384	2,383	3,559	3,542	3,874	5,366	5,925	824	840	1,261
WANGER SELECT
Value at beginning of period	$32.01	$25.42	$22.56	$22.64	$22.08	$16.51	$14.02	$17.13	$13.62	$8.24
Value at end of period	$27.87	$32.01	$25.42	$22.56	$22.64	$22.08	$16.51	$14.02	$17.13	$13.62
Number of accumulation units outstanding at end of period	1,856	2,116	2,363	2,274	3,489	4,030	4,176	45,215	6,247	5,108
WANGER USA
Value at beginning of period	$31.56	$26.55	$23.50	$23.78	$22.83	$17.17	$14.40	$15.01	$12.24	$8.66
Value at end of period	$30.91	$31.56	$26.55	$23.50	$23.78	$22.83	$17.17	$14.40	$15.01	$12.24
Number of accumulation units outstanding at end of period	1,375	2,470	4,569	6,671	7,171	7,272	9,345	22,295	13,968	10,921

CFI 103

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during January 2018)
Value at beginning of period	$14.40
Value at end of period	$13.26
Number of accumulation units outstanding at end of period	400
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$52.12	$47.21	$36.85	$38.84	$36.39	$26.52	$23.51	$24.18	$19.84	$15.37
Value at end of period	$44.69	$52.12	$47.21	$36.85	$38.84	$36.39	$26.52	$23.51	$24.18	$19.84
Number of accumulation units outstanding at end of period	1,575	1,635	7,848	9,296	9,108	10,380	11,900	15,745	15,864	9,130

TABLE 15
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$27.69	$21.87	$21.59	$21.20	$20.37	$15.21	$13.33	$14.16	$13.01	$12.62
Value at end of period	$27.05	$27.69	$21.87	$21.59	$21.20	$20.37	$15.21	$13.33	$14.16	$13.01
Number of accumulation units outstanding at end of period	2,895	798	921	2,034	10	675	0	0	230	11
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$22.46	$17.53	$16.39	$16.57	$14.63	$11.98	$10.85	$11.12	$9.66	$8.81
Value at end of period	$22.86	$22.46	$17.53	$16.39	$16.57	$14.63	$11.98	$10.85	$11.12	$9.66
Number of accumulation units outstanding at end of period	311,465	313,768	296,974	307,236	1,947	2,937	31,447	23,976	16,016	10,612
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$21.67	$17.93	$16.50	$17.10	$15.77	$12.24	$11.23	$11.09	$9.95	$9.18
Value at end of period	$20.41	$21.67	$17.93	$16.50	$17.10	$15.77	$12.24	$11.23	$11.09	$9.95
Number of accumulation units outstanding at end of period	628,226	671,098	665,830	680,109	3,942	4,542	30,717	30,653	18,743	9,055
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.77	$12.47	$11.99	$12.33	$12.09	$13.39	$12.63	$11.25	$10.74	$10.36
Value at end of period	$12.37	$12.77	$12.47	$11.99	$12.33	$12.09	$13.39	$12.63	$11.25	$10.74
Number of accumulation units outstanding at end of period	58,285	51,781	89,774	92,873	3,414	6,378	9,234	20,227	3,830	5,289
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$11.23	$9.91	$10.10
Value at end of period	$10.37	$11.23	$9.91
Number of accumulation units outstanding at end of period	8,157	9,388	7,496
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$20.69	$16.89	$15.11	$14.72	$13.60	$10.42	$8.95	$9.19	$8.11	$6.12
Value at end of period	$19.19	$20.69	$16.89	$15.11	$14.72	$13.60	$10.42	$8.95	$9.19	$8.11
Number of accumulation units outstanding at end of period	1,155,364	1,073,819	955,373	921,728	680,072	16,934	18,997	18,593	13,929	12,882

CFI 104

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$18.78	$14.90	$14.18	$13.91	$13.75	$10.70	$8.82	$10.36	$8.35	$5.47
Value at end of period	$16.85	$18.78	$14.90	$14.18	$13.91	$13.75	$10.70	$8.82	$10.36	$8.35
Number of accumulation units outstanding at end of period	60,596	53,053	46,315	54,894	3,555	3,273	242	807	1,024	1,383
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.58	$12.27	$12.02	$12.07	$11.51	$11.82	$11.23	$10.62	$9.96	$8.73
Value at end of period	$12.48	$12.58	$12.27	$12.02	$12.07	$11.51	$11.82	$11.23	$10.62	$9.96
Number of accumulation units outstanding at end of period	72,209	25,302	18,689	21,355	8,636	6,910	11,546	21,749	18,186	12,569
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$31.16	$24.88	$23.09	$22.06	$20.33	$15.29	$12.76	$13.50	$12.10	$9.06
Value at end of period	$30.05	$31.16	$24.88	$23.09	$22.06	$20.33	$15.29	$12.76	$13.50	$12.10
Number of accumulation units outstanding at end of period	749,150	759,321	771,120	870,976	85,045	116,980	360,126	482,682	476,942	422,408
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$27.33	$22.91	$20.34	$20.52	$18.58	$14.18	$12.69	$11.94	$10.61	$8.97
Value at end of period	$26.34	$27.33	$22.91	$20.34	$20.52	$18.58	$14.18	$12.69	$11.94	$10.61
Number of accumulation units outstanding at end of period	143,319	126,295	127,801	138,564	20,155	31,884	179,541	217,067	197,389	177,188
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during August 2010)
Value at beginning of period	$24.04	$21.70	$17.60	$19.77	$18.13	$12.63	$10.92	$11.76	$9.47
Value at end of period	$19.45	$24.04	$21.70	$17.60	$19.77	$18.13	$12.63	$10.92	$11.76
Number of accumulation units outstanding at end of period	56,167	57,633	71,117	78,903	5,417	6,164	746	514	164
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$36.58	$31.77	$27.67	$29.04	$26.35	$18.33	$15.33	$17.41	$14.00
Value at end of period	$31.37	$36.58	$31.77	$27.67	$29.04	$26.35	$18.33	$15.33	$17.41
Number of accumulation units outstanding at end of period	35,416	31,525	34,018	32,508	811	1,852	364	323	81
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$13.26	$10.19	$11.35	$11.88	$12.08	$9.71	$7.79	$8.46	$8.04	$5.79
Value at end of period	$11.74	$13.26	$10.19	$11.35	$11.88	$12.08	$9.71	$7.79	$8.46	$8.04
Number of accumulation units outstanding at end of period	27,151	20,639	28,993	21,936	293	605	75	803	414	456
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during December 2015)
Value at beginning of period	$12.20	$10.51	$9.17	$9.24
Value at end of period	$11.54	$12.20	$10.51	$9.17
Number of accumulation units outstanding at end of period	6,206	17,693	21,445	42
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.69	$9.42	$10.10	$10.17
Value at end of period	$12.53	$11.69	$9.42	$10.10
Number of accumulation units outstanding at end of period	178,848	152,047	107,318	108,841
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.84	$19.63	$18.31	$18.85	$17.31	$14.76	$13.45	$12.94	$11.62	$9.34
Value at end of period	$21.12	$21.84	$19.63	$18.31	$18.85	$17.31	$14.76	$13.45	$12.94	$11.62
Number of accumulation units outstanding at end of period	49,920	44,436	44,950	49,718	41,667	47,169	71,962	84,326	96,057	87,780
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$16.84	$15.83	$15.08	$14.46	$11.18	$10.91	$9.49	$9.04
Value at end of period	$16.03	$16.84	$15.83	$15.08	$14.46	$11.18	$10.91	$9.49
Number of accumulation units outstanding at end of period	6,013	5,634	13,926	14,513	860	3,375	1,102	129

CFI 105

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.29
Number of accumulation units outstanding at end of period	28,379
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$19.34	$17.18	$15.17	$16.11	$14.48	$10.78	$9.31	$9.79	$8.02	$6.10
Value at end of period	$16.63	$19.34	$17.18	$15.17	$16.11	$14.48	$10.78	$9.31	$9.79	$8.02
Number of accumulation units outstanding at end of period	6,451	6,070	8,664	14,293	2,941	1,716	543	4,093	3,023	1,354
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2015)
Value at beginning of period	$16.99	$15.31	$11.76	$11.87
Value at end of period	$13.91	$16.99	$15.31	$11.76
Number of accumulation units outstanding at end of period	5,081	5,468	7,336	4,507
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$43.06	$35.56	$33.14	$33.13	$29.79	$22.84	$19.75	$20.39	$17.51	$12.99
Value at end of period	$40.05	$43.06	$35.56	$33.14	$33.13	$29.79	$22.84	$19.75	$20.39	$17.51
Number of accumulation units outstanding at end of period	891,221	928,432	960,137	1,054,933	484,405	533,687	1,039,557	1,374,459	1,428,631	1,369,701
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.30	$24.34	$20.76	$21.76	$20.14	$15.82	$13.57	$13.53	$11.83	$9.14
Value at end of period	$24.87	$27.30	$24.34	$20.76	$21.76	$20.14	$15.82	$13.57	$13.53	$11.83
Number of accumulation units outstanding at end of period	229,405	255,842	287,786	329,924	220,683	252,619	487,666	640,868	690,766	670,535
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.96	$23.80	$23.77	$22.32	$20.19	$14.90	$13.08	$13.14	$10.65	$8.35
Value at end of period	$31.70	$31.96	$23.80	$23.77	$22.32	$20.19	$14.90	$13.08	$13.14	$10.65
Number of accumulation units outstanding at end of period	1,516,116	1,511,333	1,441,525	1,493,401	1,468,184	1,435,724	1,787,248	1,885,044	1,703,428	1,361,966
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.08	$15.51	$16.44	$15.97	$17.49	$13.50	$11.25	$13.67	$12.16	$9.68
Value at end of period	$16.99	$20.08	$15.51	$16.44	$15.97	$17.49	$13.50	$11.25	$13.67	$12.16
Number of accumulation units outstanding at end of period	119,787	120,102	123,022	138,951	124,125	135,368	184,665	274,995	290,497	280,635
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$39.60	$36.02	$27.85	$30.27	$30.29	$22.38	$19.03	$19.90	$15.62	$12.17
Value at end of period	$34.28	$39.60	$36.02	$27.85	$30.27	$30.29	$22.38	$19.03	$19.90	$15.62
Number of accumulation units outstanding at end of period	345,723	373,953	383,621	391,307	366,720	374,931	407,220	411,856	383,034	274,513
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during June 2009)
Value at beginning of period	$22.65	$19.82	$17.81	$18.74	$18.05	$14.06	$12.82	$13.76	$12.31	$10.22
Value at end of period	$19.81	$22.65	$19.82	$17.81	$18.74	$18.05	$14.06	$12.82	$13.76	$12.31
Number of accumulation units outstanding at end of period	4,494	290	249	287	146	169	198	260	119	32
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$72.61	$57.39	$56.48	$54.14	$50.25	$36.09	$37.18
Value at end of period	$69.52	$72.61	$57.39	$56.48	$54.14	$50.25	$36.09
Number of accumulation units outstanding at end of period	23,142	25,499	21,251	22,680	17,027	17,437	29,397
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.28	$17.14	$15.65	$16.71	$15.56	$12.11	$10.71	$10.78	$9.91	$7.77
Value at end of period	$17.35	$19.28	$17.14	$15.65	$16.71	$15.56	$12.11	$10.71	$10.78	$9.91
Number of accumulation units outstanding at end of period	41,693	43,463	46,584	50,728	41,812	49,434	72,451	114,277	113,684	98,470

CFI 106

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during December 2015)
Value at beginning of period	$13.96	$10.58	$10.46	$10.53
Value at end of period	$13.16	$13.96	$10.58	$10.46
Number of accumulation units outstanding at end of period	53,852	42,632	3,742	150
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$40.61	$34.51	$33.21	$33.22	$30.82	$25.81	$22.87	$22.65	$21.03	$16.81
Value at end of period	$40.62	$40.61	$34.51	$33.21	$33.22	$30.82	$25.81	$22.87	$22.65	$21.03
Number of accumulation units outstanding at end of period	15	15	15	15	15	15	15	15	540	540
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$48.00	$37.92	$33.96	$32.86	$29.39	$22.35	$19.18	$19.58	$15.66	$10.88
Value at end of period	$47.49	$48.00	$37.92	$33.96	$32.86	$29.39	$22.35	$19.18	$19.58	$15.66
Number of accumulation units outstanding at end of period	14	14	15	15	15	15	15	15	97	97
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during June 2009)
Value at beginning of period	$24.93	$24.21	$23.78	$23.89	$22.91	$23.09	$21.45	$20.23	$18.86	$17.26
Value at end of period	$24.52	$24.93	$24.21	$23.78	$23.89	$22.91	$23.09	$21.45	$20.23	$18.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	161	161
JANUS HENDERSON GLOBAL RESEARCH PORTOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$20.62	$16.34	$16.11	$16.60	$15.55	$12.19	$10.22	$11.92	$10.36	$7.57
Value at end of period	$19.08	$20.62	$16.34	$16.11	$16.60	$15.55	$12.19	$10.22	$11.92	$10.36
Number of accumulation units outstanding at end of period	16	16	15	15	15	15	15	15	254	254
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during June 2009)
Value at beginning of period	$27.24	$21.44	$21.47	$20.51	$18.27	$14.11	$11.98	$12.73	$11.19	$9.24
Value at end of period	$26.36	$27.24	$21.44	$21.47	$20.51	$18.27	$14.11	$11.98	$12.73	$11.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	75	75
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during February 2018)
Value at beginning of period	$11.97
Value at end of period	$10.09
Number of accumulation units outstanding at end of period	259
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$23.53	$21.57	$17.21	$17.97	$17.21	$12.78	$11.08	$11.36	$9.17	$6.49
Value at end of period	$19.46	$23.53	$21.57	$17.21	$17.97	$17.21	$12.78	$11.08	$11.36	$9.17
Number of accumulation units outstanding at end of period	20,087	19,529	25,958	26,060	650	1,235	643	1,582	827	176
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$26.51	$24.98	$21.60	$22.59	$20.39	$15.75	$13.84	$14.51	$11.64	$9.26
Value at end of period	$22.38	$26.51	$24.98	$21.60	$22.59	$20.39	$15.75	$13.84	$14.51	$11.64
Number of accumulation units outstanding at end of period	34,952	36,406	38,461	38,557	17,596	19,161	145,448	140,878	132,834	132,172
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.30	$10.12	$10.00
Value at end of period	$10.36	$10.30	$10.12
Number of accumulation units outstanding at end of period	42,190	55,848	24,091

CFI 107

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during January 2014)
Value at beginning of period	$10.60	$10.35	$10.18	$10.25	$9.87
Value at end of period	$10.52	$10.60	$10.35	$10.18	$10.25
Number of accumulation units outstanding at end of period	64,780	54,247	53,378	59,280	1,390
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$22.14	$18.82	$17.24	$17.45	$15.92	$11.62	$10.55	$10.96	$9.00	$6.95
Value at end of period	$20.68	$22.14	$18.82	$17.24	$17.45	$15.92	$11.62	$10.55	$10.96	$9.00
Number of accumulation units outstanding at end of period	14,155	13,393	15,181	16,893	452	1,387	13,398	20,287	16,146	11,996
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$97.46	$72.78	$68.53	$80.27	$84.87	$78.84	$65.66	$80.69	$63.96	$35.42
Value at end of period	$85.07	$97.46	$72.78	$68.53	$80.27	$84.87	$78.84	$65.66	$80.69	$63.96
Number of accumulation units outstanding at end of period	88,627	84,815	83,456	91,360	8,903	11,533	45,755	47,575	60,124	61,858
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$24.74	$23.43	$22.14	$22.80	$22.32	$22.49	$19.94	$19.90	$17.42	$14.76
Value at end of period	$23.50	$24.74	$23.43	$22.14	$22.80	$22.32	$22.49	$19.94	$19.90	$17.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	165	165
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$30.07	$26.51	$22.61	$24.18	$21.74	$15.52	$13.24	$13.63	$11.11	$8.15
Value at end of period	$26.79	$30.07	$26.51	$22.61	$24.18	$21.74	$15.52	$13.24	$13.63	$11.11
Number of accumulation units outstanding at end of period	30,380	26,398	30,261	31,041	3,029	5,144	17,758	22,680	29,361	30,580
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$19.57	$17.41	$16.56	$16.75	$15.62	$13.51	$12.22	$12.53	$11.27	$9.35
Value at end of period	$18.65	$19.57	$17.41	$16.56	$16.75	$15.62	$13.51	$12.22	$12.53	$11.27
Number of accumulation units outstanding at end of period	44,484	45,865	50,981	51,150	7,366	8,814	18,953	25,584	26,858	32,073
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during December 2015)
Value at beginning of period	$6.30	$6.18	$5.44	$5.39
Value at end of period	$5.37	$6.30	$6.18	$5.44
Number of accumulation units outstanding at end of period	12,853	12,467	9,726	14,743
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.23	$15.76	$15.08	$15.60	$15.23	$16.89	$15.63	$14.09	$13.12	$11.16
Value at end of period	$15.77	$16.23	$15.76	$15.08	$15.60	$15.23	$16.89	$15.63	$14.09	$13.12
Number of accumulation units outstanding at end of period	370,759	392,271	406,726	427,919	19,816	34,940	90,383	106,193	78,170	71,711
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$21.19	$19.88	$17.52	$18.36	$18.46	$16.58	$14.38	$14.72	$12.55	$7.87
Value at end of period	$20.35	$21.19	$19.88	$17.52	$18.36	$18.46	$16.58	$14.38	$14.72	$12.55
Number of accumulation units outstanding at end of period	27,785	53,605	21,225	32,126	14,100	5,309	21,596	18,551	23,361	22,810
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during December 2015)
Value at beginning of period	$10.25	$10.01	$9.95	$9.97
Value at end of period	$10.24	$10.25	$10.01	$9.95
Number of accumulation units outstanding at end of period	20,751	20,809	19,778	22,793
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$34.08	$33.52	$31.76	$33.39	$33.08	$32.57	$28.31	$29.19	$26.07	$22.08
Value at end of period	$34.29	$34.08	$33.52	$31.76	$33.39	$33.08	$32.57	$28.31	$29.19	$26.07
Number of accumulation units outstanding at end of period	296,670	330,731	343,133	502,059	15,277	20,391	55,086	71,778	67,680	59,288

CFI 108

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
THE HARTFORD CAPITAL APPRECIATION FUND (CLASS R4)
(Funds were first received in this option during July 2010)
Value at beginning of period	$21.75	$18.06	$17.46	$17.34	$16.26	$11.55	$9.67	$11.48	$9.59
Value at end of period	$20.55	$21.75	$18.06	$17.46	$17.34	$16.26	$11.55	$9.67	$11.48
Number of accumulation units outstanding at end of period	7	7	7	7	6	4	13,804	17,888	16,540
THE HARTFORD DIVIDEND AND GROWTH FUND (CLASS R4)
(Funds were first received in this option during June 2010)
Value at beginning of period	$23.69	$20.25	$17.84	$18.23	$16.33	$12.55	$11.19	$11.16	$9.29
Value at end of period	$22.23	$23.69	$20.25	$17.84	$18.23	$16.33	$12.55	$11.19	$11.16
Number of accumulation units outstanding at end of period	331	300	280	302	263	227	20,822	2,485	4,159
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.82	$10.39	$10.18
Value at end of period	$10.33	$12.82	$10.39
Number of accumulation units outstanding at end of period	191	189	0
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$3.88	$3.56	$2.45	$3.36	$3.69	$7.66	$8.77	$10.93
Value at end of period	$3.38	$3.88	$3.56	$2.45	$3.36	$3.69	$7.66	$8.77
Number of accumulation units outstanding at end of period	694,669	186,939	447,624	451,248	1,515	4,727	2,054	1,448
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.76	$20.84	$19.46	$19.95	$18.91	$16.31	$14.44	$14.73	$12.99	$10.97
Value at end of period	$21.99	$23.76	$20.84	$19.46	$19.95	$18.91	$16.31	$14.44	$14.73	$12.99
Number of accumulation units outstanding at end of period	186,841	203,859	209,777	235,382	126,999	129,253	310,662	336,648	345,166	371,665
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during December 2015)
Value at beginning of period	$12.71	$10.72	$9.65	$9.71
Value at end of period	$11.78	$12.71	$10.72	$9.65
Number of accumulation units outstanding at end of period	53,204	69,399	24,423	9,405
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.72	$14.43	$13.66	$14.37	$14.54	$15.10	$14.22	$13.80	$11.88	$9.83
Value at end of period	$15.30	$15.72	$14.43	$13.66	$14.37	$14.54	$15.10	$14.22	$13.80	$11.88
Number of accumulation units outstanding at end of period	218,913	243,950	256,936	265,100	238,753	274,229	414,199	556,580	555,674	419,708
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.16	$9.89	$9.39	$10.03
Value at end of period	$11.01	$12.16	$9.89	$9.39
Number of accumulation units outstanding at end of period	175,740	187,840	195,462	257,141
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2015)
Value at beginning of period	$11.86	$10.38	$9.78	$9.80
Value at end of period	$10.93	$11.86	$10.38	$9.78
Number of accumulation units outstanding at end of period	6,359	5,517	7,908	6,903
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$17.19	$17.04	$16.88	$16.72	$16.04	$16.45	$16.09	$15.07	$15.10
Value at end of period	$17.22	$17.19	$17.04	$16.88	$16.72	$16.04	$16.45	$16.09	$15.07
Number of accumulation units outstanding at end of period	0	0	0	212	153	0	0	1,210	6,054

CFI 109

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.96	$12.96	$13.02	$13.11	$13.19	$13.27	$13.36	$13.44	$13.50	$13.54
Value at end of period	$13.07	$12.96	$12.96	$13.02	$13.11	$13.19	$13.27	$13.36	$13.44	$13.50
Number of accumulation units outstanding at end of period	1,367,743	1,281,786	1,281,845	1,215,974	911,640	963,846	1,443,895	1,447,360	1,446,917	1,544,742
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$20.96	$17.53	$16.07	$16.41	$14.92	$11.49	$9.99	$10.08	$8.89	$6.87
Value at end of period	$19.89	$20.96	$17.53	$16.07	$16.41	$14.92	$11.49	$9.99	$10.08	$8.89
Number of accumulation units outstanding at end of period	677,006	704,668	731,622	826,066	437,653	485,527	1,094,475	1,161,694	1,228,018	1,184,795
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.89	$20.74	$18.22	$18.71	$18.62	$17.74	$15.66	$15.10	$13.30	$8.96
Value at end of period	$21.05	$21.89	$20.74	$18.22	$18.71	$18.62	$17.74	$15.66	$15.10	$13.30
Number of accumulation units outstanding at end of period	42,109	39,730	26,353	25,470	20,256	14,747	58,639	41,940	45,393	40,136
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.50	$23.01	$21.00	$20.96	$18.53	$14.03	$12.34	$12.43	$10.98	$8.97
Value at end of period	$26.38	$28.50	$23.01	$21.00	$20.96	$18.53	$14.03	$12.34	$12.43	$10.98
Number of accumulation units outstanding at end of period	300,514	318,094	334,607	370,927	217,340	231,028	379,563	498,992	533,668	523,931
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$53.50	$47.41	$40.39	$41.39	$38.03	$28.44	$24.33	$24.77	$20.45	$15.63
Value at end of period	$45.53	$53.50	$47.41	$40.39	$41.39	$38.03	$28.44	$24.33	$24.77	$20.45
Number of accumulation units outstanding at end of period	394,416	409,572	407,832	437,312	388,608	396,873	486,552	584,189	535,891	475,061
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.91	$35.63	$28.17	$29.29	$27.96	$19.72	$17.66	$17.91	$14.67	$11.83
Value at end of period	$33.86	$38.91	$35.63	$28.17	$29.29	$27.96	$19.72	$17.66	$17.91	$14.67
Number of accumulation units outstanding at end of period	262,964	255,704	241,710	239,002	210,067	219,832	242,907	266,757	236,424	202,162
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2014)
Value at beginning of period	$21.78	$19.12	$18.01	$18.41	$17.82
Value at end of period	$20.51	$21.78	$19.12	$18.01	$18.41
Number of accumulation units outstanding at end of period	101,120	105,620	50,443	48,204	6,049
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2014)
Value at beginning of period	$24.40	$20.74	$19.37	$19.82	$19.14
Value at end of period	$22.51	$24.40	$20.74	$19.37	$19.82
Number of accumulation units outstanding at end of period	101,493	81,941	30,313	20,129	5,338
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$25.96	$21.74	$20.25	$20.77	$20.10
Value at end of period	$23.62	$25.96	$21.74	$20.25	$20.77
Number of accumulation units outstanding at end of period	79,480	64,714	31,576	19,334	1,180
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$20.62	$17.21	$16.05	$16.47	$15.50
Value at end of period	$18.71	$20.62	$17.21	$16.05	$16.47
Number of accumulation units outstanding at end of period	27,588	22,277	7,572	5,758	3,269
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2014)
Value at beginning of period	$17.01	$15.70	$15.06	$15.33	$14.80
Value at end of period	$16.35	$17.01	$15.70	$15.06	$15.33
Number of accumulation units outstanding at end of period	22,290	21,672	21,242	20,737	10,158

CFI 110

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.41	$22.43	$21.64	$21.65	$20.43	$20.59	$18.95	$17.73	$16.25	$14.66
Value at end of period	$23.13	$23.41	$22.43	$21.64	$21.65	$20.43	$20.59	$18.95	$17.73	$16.25
Number of accumulation units outstanding at end of period	936,455	995,736	1,006,359	1,086,175	658,751	675,251	811,132	928,289	841,644	592,617
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.49	$9.26	$9.24	$9.38	$10.04	$8.32	$7.06	$8.09	$7.55	$4.65
Value at end of period	$9.84	$11.49	$9.26	$9.24	$9.38	$10.04	$8.32	$7.06	$8.09	$7.55
Number of accumulation units outstanding at end of period	146,198	125,036	88,219	85,899	67,330	68,690	126,329	112,564	113,050	88,477
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.14	$19.50	$18.88	$17.86	$15.82	$12.16	$10.37	$10.32
Value at end of period	$24.60	$25.14	$19.50	$18.88	$17.86	$15.82	$12.16	$10.37
Number of accumulation units outstanding at end of period	321,529	326,107	361,981	400,133	225,547	159,422	316,481	337,470
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.13	$15.19	$13.42	$14.14	$12.93	$9.94	$8.72	$8.48	$7.15	$6.39
Value at end of period	$15.69	$17.13	$15.19	$13.42	$14.14	$12.93	$9.94	$8.72	$8.48	$7.15
Number of accumulation units outstanding at end of period	1,976,591	2,068,423	2,143,079	2,230,276	1,610,458	1,693,575	1,566,028	1,626,528	268,240	237,202
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$36.52	$29.39	$27.58	$27.61	$25.53	$19.47	$17.17	$17.37	$13.41	$9.54
Value at end of period	$33.57	$36.52	$29.39	$27.58	$27.61	$25.53	$19.47	$17.17	$17.37	$13.41
Number of accumulation units outstanding at end of period	1,033,371	1,056,181	981,388	1,028,533	783,292	196,458	45,949	47,277	41,176	34,192
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$13.70	$10.33
Value at end of period	$10.64	$13.70
Number of accumulation units outstanding at end of period	3,723	3,957
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$36.13	$27.71	$26.17	$24.48	$21.78	$16.61	$14.60	$14.10	$12.58	$10.71
Value at end of period	$35.55	$36.13	$27.71	$26.17	$24.48	$21.78	$16.61	$14.60	$14.10	$12.58
Number of accumulation units outstanding at end of period	40,628	31,585	20,402	27,382	4,113	3,047	23,189	12,223	3,631	4,704
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$21.37	$17.55	$15.92	$15.69	$13.99	$10.66	$9.29	$9.11	$8.18	$6.11
Value at end of period	$20.49	$21.37	$17.55	$15.92	$15.69	$13.99	$10.66	$9.29	$9.11	$8.18
Number of accumulation units outstanding at end of period	96,659	78,519	71,934	79,998	15,358	14,550	31,091	28,818	25,899	29,473
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$27.06	$24.07	$21.01	$21.97	$19.71	$15.09	$13.10	$13.11	$11.87	$10.06
Value at end of period	$25.05	$27.06	$24.07	$21.01	$21.97	$19.71	$15.09	$13.10	$13.11	$11.87
Number of accumulation units outstanding at end of period	5,517	15,713	7,260	6,394	3,203	2,041	5,269	3,591	4,431	4,201
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$34.30	$27.76	$26.16	$26.54	$24.05	$17.94	$15.63	$16.09	$12.87	$11.42
Value at end of period	$32.25	$34.30	$27.76	$26.16	$26.54	$24.05	$17.94	$15.63	$16.09	$12.87
Number of accumulation units outstanding at end of period	11,864	12,374	5,636	4,405	687	1,362	11,368	11,864	9,413	9,673

CFI 111

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$22.19	$18.93	$16.80	$17.40	$15.54	$11.66	$10.03	$10.28	$8.27	$5.57
Value at end of period	$19.99	$22.19	$18.93	$16.80	$17.40	$15.54	$11.66	$10.03	$10.28	$8.27
Number of accumulation units outstanding at end of period	43,914	42,270	40,137	37,345	11,206	5,836	2,519	1,901	1,511	211
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.58	$19.89	$16.53	$17.43	$16.72	$12.13	$10.52	$11.02	$8.77	$6.98
Value at end of period	$19.90	$22.58	$19.89	$16.53	$17.43	$16.72	$12.13	$10.52	$11.02	$8.77
Number of accumulation units outstanding at end of period	24,990	23,298	27,937	35,690	10,296	11,920	3,658	3,857	18,072	1,951
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.34	$20.64	$18.32	$18.60	$17.73	$12.83	$11.21	$11.19	$8.51	$6.54
Value at end of period	$20.35	$24.34	$20.64	$18.32	$18.60	$17.73	$12.83	$11.21	$11.19	$8.51
Number of accumulation units outstanding at end of period	320,845	308,066	292,278	293,251	291,441	286,262	282,667	256,032	216,613	137,214
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$47.73	$43.17	$34.90	$35.41	$33.45	$24.44	$21.48	$22.17	$17.94	$14.16
Value at end of period	$39.91	$47.73	$43.17	$34.90	$35.41	$33.45	$24.44	$21.48	$22.17	$17.94
Number of accumulation units outstanding at end of period	79,324	84,808	85,426	90,129	30,855	41,277	100,582	118,260	126,681	125,383
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.60	$16.24	$15.44	$15.55	$14.82	$12.83	$11.38	$11.82	$10.46	$8.37
Value at end of period	$17.42	$18.60	$16.24	$15.44	$15.55	$14.82	$12.83	$11.38	$11.82	$10.46
Number of accumulation units outstanding at end of period	191,080	177,688	166,636	218,892	28,568	39,613	201,010	246,227	231,501	151,115
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.17	$17.00	$16.10	$16.29	$15.51	$12.97	$11.35	$11.97	$10.52	$8.25
Value at end of period	$18.37	$20.17	$17.00	$16.10	$16.29	$15.51	$12.97	$11.35	$11.97	$10.52
Number of accumulation units outstanding at end of period	44,343	49,221	40,937	62,209	37,486	42,652	234,612	233,305	186,691	140,234
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$21.00	$17.44	$16.49	$16.76	$15.90	$12.97	$11.30	$11.99	$10.48	$8.13
Value at end of period	$18.73	$21.00	$17.44	$16.49	$16.76	$15.90	$12.97	$11.30	$11.99	$10.48
Number of accumulation units outstanding at end of period	48,723	44,675	38,869	34,369	21,490	75,375	207,228	190,326	152,792	112,069
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$20.41	$16.89	$15.97	$16.21	$15.36	$12.51	$10.90	$11.57	$9.91
Value at end of period	$18.14	$20.41	$16.89	$15.97	$16.21	$15.36	$12.51	$10.90	$11.57
Number of accumulation units outstanding at end of period	36,214	23,435	14,378	10,950	5,732	5,361	15,976	5,474	3,092
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$15.20	$13.33	$12.62	$12.76	$12.08	$11.18
Value at end of period	$14.09	$15.20	$13.33	$12.62	$12.76	$12.08
Number of accumulation units outstanding at end of period	185	924	58	37	0	91
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.49	$15.18	$14.63	$14.71	$14.00	$13.17	$12.08	$12.11	$11.12	$9.55
Value at end of period	$15.88	$16.49	$15.18	$14.63	$14.71	$14.00	$13.17	$12.08	$12.11	$11.12
Number of accumulation units outstanding at end of period	63,797	61,978	83,046	121,903	1,443	6,797	36,422	32,990	34,806	14,482
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$14.47	$13.21	$12.56	$12.69	$12.09	$11.11	$9.99	$10.12	$9.16	$7.67
Value at end of period	$13.77	$14.47	$13.21	$12.56	$12.69	$12.09	$11.11	$9.99	$10.12	$9.16
Number of accumulation units outstanding at end of period	7,338	12,104	7,068	13,100	12,697	14,848	14,240	15,744	5,360	184

CFI 112

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.71	$19.77	$18.82	$18.98	$17.92	$16.09	$14.42	$14.26	$12.92	$11.03
Value at end of period	$20.70	$21.71	$19.77	$18.82	$18.98	$17.92	$16.09	$14.42	$14.26	$12.92
Number of accumulation units outstanding at end of period	24,199	32,119	40,789	41,182	14,118	14,609	15,338	13,155	13,344	10,350
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.03	$17.95	$16.90	$17.22	$16.26	$13.37	$11.70	$12.13	$10.80	$8.68
Value at end of period	$19.15	$21.03	$17.95	$16.90	$17.22	$16.26	$13.37	$11.70	$12.13	$10.80
Number of accumulation units outstanding at end of period	63,604	64,744	63,764	58,275	15,775	17,299	70,250	69,784	72,964	42,306
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.08	$18.53	$17.49	$17.71	$16.70	$14.42	$12.78	$12.93	$11.62	$9.60
Value at end of period	$19.67	$21.08	$18.53	$17.49	$17.71	$16.70	$14.42	$12.78	$12.93	$11.62
Number of accumulation units outstanding at end of period	63,923	67,612	66,569	70,426	37,293	38,808	105,922	108,783	103,272	83,557
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.16	$12.83	$12.62	$12.68	$12.07	$12.46	$12.08	$11.34	$10.76	$10.23
Value at end of period	$13.03	$13.16	$12.83	$12.62	$12.68	$12.07	$12.46	$12.08	$11.34	$10.76
Number of accumulation units outstanding at end of period	30,272	23,307	28,180	40,199	1,157	8,959	2,357	2,661	3,488	1,919
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$28.34	$23.49	$21.17	$21.08	$18.71	$14.26	$12.40	$12.26	$10.75	$7.96
Value at end of period	$26.86	$28.34	$23.49	$21.17	$21.08	$18.71	$14.26	$12.40	$12.26	$10.75
Number of accumulation units outstanding at end of period	3,822	4,010	3,700	3,312	2,910	2,421	1,793	1,804	1,060	386
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.12	$36.34	$29.48	$30.20	$27.02	$20.71	$17.91	$18.62	$15.36	$11.39
Value at end of period	$34.14	$40.12	$36.34	$29.48	$30.20	$27.02	$20.71	$17.91	$18.62	$15.36
Number of accumulation units outstanding at end of period	93,710	83,706	62,126	48,663	39,199	7,582	33,865	30,904	29,483	26,094
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$40.50	$31.80	$30.38	$32.20	$31.06	$22.52	$18.94	$18.65	$14.84	$11.05
Value at end of period	$39.48	$40.50	$31.80	$30.38	$32.20	$31.06	$22.52	$18.94	$18.65	$14.84
Number of accumulation units outstanding at end of period	91,832	101,568	116,788	126,745	18,454	20,117	61,499	64,831	73,132	73,234
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.39	$13.99	$13.95	$14.25	$12.57	$12.17	$9.72	$10.31	$8.92	$6.71
Value at end of period	$13.99	$15.39	$13.99	$13.95	$14.25	$12.57	$12.17	$9.72	$10.31	$8.92
Number of accumulation units outstanding at end of period	95,764	103,220	117,816	126,515	7,379	8,261	35,574	36,013	40,646	33,812
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$19.14	$18.32	$17.68	$17.29	$13.40	$13.22	$11.51	$10.58	$8.32	$6.16
Value at end of period	$17.56	$19.14	$18.32	$17.68	$17.29	$13.40	$13.22	$11.51	$10.58	$8.32
Number of accumulation units outstanding at end of period	177,590	198,389	240,904	259,802	29,524	34,373	81,864	68,245	80,004	54,608
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$40.42	$33.46	$31.07	$30.37	$27.09	$20.24	$18.14	$19.16	$17.21	$13.16
Value at end of period	$36.54	$40.42	$33.46	$31.07	$30.37	$27.09	$20.24	$18.14	$19.16	$17.21
Number of accumulation units outstanding at end of period	11,013	20,374	23,786	30,285	2,342	2,321	26,243	28,684	35,853	26,069
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.56	$19.57	$15.92	$16.51	$15.93	$11.46	$10.10	$10.44	$8.39	$6.77
Value at end of period	$17.62	$21.56	$19.57	$15.92	$16.51	$15.93	$11.46	$10.10	$10.44	$8.39
Number of accumulation units outstanding at end of period	4,504	4,148	7,376	6,426	704	1,770	5,534	6,929	2,934	1,753
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$28.14	$24.07	$20.56	$22.01	$20.30	$15.14	$12.84	$13.20	$11.54	$9.04
Value at end of period	$24.49	$28.14	$24.07	$20.56	$22.01	$20.30	$15.14	$12.84	$13.20	$11.54
Number of accumulation units outstanding at end of period	136,194	149,767	148,884	158,954	72,069	76,416	109,809	203,816	208,757	205,955

CFI 113

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.29	$21.13	$18.45	$19.50	$18.01	$14.51	$12.95	$13.18	$11.48	$9.42
Value at end of period	$20.95	$23.29	$21.13	$18.45	$19.50	$18.01	$14.51	$12.95	$13.18	$11.48
Number of accumulation units outstanding at end of period	1,021,945	1,031,439	1,002,541	1,118,419	948,283	919,410	1,081,930	1,198,021	1,122,959	929,226
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.26	$22.33	$18.74	$19.43	$17.76	$13.35	$11.73	$12.07	$10.80	$8.77
Value at end of period	$21.69	$25.26	$22.33	$18.74	$19.43	$17.76	$13.35	$11.73	$12.07	$10.80
Number of accumulation units outstanding at end of period	48,534	51,118	39,423	44,702	14,128	26,445	57,994	66,794	55,638	51,881
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.66	$20.87	$18.60	$22.23	$22.17	$23.68	$20.01	$24.64	$20.62	$12.10
Value at end of period	$24.52	$29.66	$20.87	$18.60	$22.23	$22.17	$23.68	$20.01	$24.64	$20.62
Number of accumulation units outstanding at end of period	35,081	32,167	20,747	19,528	9,799	10,823	40,303	45,097	64,484	78,429
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.98	$36.27	$31.83	$33.04	$28.92	$22.13	$18.56	$18.34	$15.01	$12.03
Value at end of period	$35.75	$40.98	$36.27	$31.83	$33.04	$28.92	$22.13	$18.56	$18.34	$15.01
Number of accumulation units outstanding at end of period	102,560	117,234	122,312	121,352	10,110	13,464	42,721	33,747	32,930	29,059
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.44	$28.26	$23.39	$24.44	$22.70	$16.45	$13.95	$14.23	$11.30	$8.93
Value at end of period	$28.84	$32.44	$28.26	$23.39	$24.44	$22.70	$16.45	$13.95	$14.23	$11.30
Number of accumulation units outstanding at end of period	63,635	55,416	49,675	50,610	5,637	9,849	21,178	21,858	15,759	14,167
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.28	$20.12	$20.21	$20.19	$19.86	$15.73	$13.01	$14.25	$11.95	$8.62
Value at end of period	$23.53	$27.28	$20.12	$20.21	$20.19	$19.86	$15.73	$13.01	$14.25	$11.95
Number of accumulation units outstanding at end of period	1,036,173	1,072,772	1,089,250	1,169,582	804,341	876,309	1,352,291	1,543,017	1,528,825	1,476,236
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$22.42	$21.02	$18.51	$19.54	$19.59	$17.56	$15.21	$15.42	$13.04	$7.86
Value at end of period	$21.68	$22.42	$21.02	$18.51	$19.54	$19.59	$17.56	$15.21	$15.42	$13.04
Number of accumulation units outstanding at end of period	62,120	58,112	44,167	69,074	18,068	7,968	25,781	27,820	29,775	21,994
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$28.27	$24.72	$23.03	$22.03	$19.77	$16.29	$14.32	$14.01	$12.36	$9.34
Value at end of period	$28.23	$28.27	$24.72	$23.03	$22.03	$19.77	$16.29	$14.32	$14.01	$12.36
Number of accumulation units outstanding at end of period	3,109,839	3,081,092	3,030,474	2,978,908	166,593	255,323	223,936	238,971	239,156	203,923
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$31.57	$25.46	$23.85	$23.53	$21.18	$15.77	$14.00	$14.64	$11.19	$7.69
Value at end of period	$30.35	$31.57	$25.46	$23.85	$23.53	$21.18	$15.77	$14.00	$14.64	$11.19
Number of accumulation units outstanding at end of period	325,876	332,280	343,809	374,015	314,568	339,627	693,711	967,968	999,962	954,280
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$33.47	$28.98	$24.56	$26.55	$24.87	$19.30	$16.57	$16.83	$14.74	$11.87
Value at end of period	$30.15	$33.47	$28.98	$24.56	$26.55	$24.87	$19.30	$16.57	$16.83	$14.74
Number of accumulation units outstanding at end of period	18,438	19,601	20,142	20,636	11,404	15,351	46,643	67,043	63,972	65,316
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$40.43	$30.46	$30.21	$27.44	$25.41	$18.36	$15.55	$15.81	$13.62	$9.59
Value at end of period	$39.73	$40.43	$30.46	$30.21	$27.44	$25.41	$18.36	$15.55	$15.81	$13.62
Number of accumulation units outstanding at end of period	190,628	169,069	168,229	186,996	105,449	115,405	319,364	398,657	393,800	379,512
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.73	$16.32	$16.12	$16.38	$16.67	$14.67	$12.44	$14.28	$12.63	$9.24
Value at end of period	$17.69	$20.73	$16.32	$16.12	$16.38	$16.67	$14.67	$12.44	$14.28	$12.63
Number of accumulation units outstanding at end of period	10,376	9,252	3,668	2,025	1,100	1,752	13,358	14,397	22,442	19,594

CFI 114

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.13	$9.98	$9.86	$10.27	$11.06	$9.26	$7.84	$8.96	$8.29	$6.31
Value at end of period	$10.25	$12.13	$9.98	$9.86	$10.27	$11.06	$9.26	$7.84	$8.96	$8.29
Number of accumulation units outstanding at end of period	615,010	627,211	627,330	667,281	632,073	637,147	728,594	814,704	754,143	628,074
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$16.09	$13.69	$12.43	$13.53	$14.01	$10.80	$8.92	$9.53	$8.90	$6.77
Value at end of period	$13.69	$16.09	$13.69	$12.43	$13.53	$14.01	$10.80	$8.92	$9.53	$8.90
Number of accumulation units outstanding at end of period	6,178	13,394	12,897	13,150	3,785	4,856	26,489	17,059	13,638	13,017
WANGER INTERNATIONAL
Value at beginning of period	$15.98	$12.10	$12.35	$12.42	$13.08	$10.76	$8.91	$10.50	$8.46	$5.69
Value at end of period	$13.07	$15.98	$12.10	$12.35	$12.42	$13.08	$10.76	$8.91	$10.50	$8.46
Number of accumulation units outstanding at end of period	172,282	177,866	192,754	237,613	5,372	5,099	5,562	8,551	10,341	7,389
WANGER SELECT
Value at beginning of period	$31.79	$25.26	$22.43	$22.52	$21.97	$16.43	$13.96	$17.07	$13.58	$8.22
Value at end of period	$27.66	$31.79	$25.26	$22.43	$22.52	$21.97	$16.43	$13.96	$17.07	$13.58
Number of accumulation units outstanding at end of period	156,935	160,189	169,831	189,386	30,440	780,819	846,389	815,582	788,983	559,973
WANGER USA
Value at beginning of period	$31.35	$26.38	$23.36	$23.66	$22.72	$17.10	$14.34	$14.96	$12.20	$8.64
Value at end of period	$30.69	$31.35	$26.38	$23.36	$23.66	$22.72	$17.10	$14.34	$14.96	$12.20
Number of accumulation units outstanding at end of period	114,233	100,221	97,889	104,390	24,717	25,054	90,317	116,294	130,643	93,492
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$14.75
Value at end of period	$13.24
Number of accumulation units outstanding at end of period	20,683
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$51.66	$46.82	$36.57	$38.56	$36.15	$26.35	$23.38	$24.05	$19.75	$15.30
Value at end of period	$44.29	$51.66	$46.82	$36.57	$38.56	$36.15	$26.35	$23.38	$24.05	$19.75
Number of accumulation units outstanding at end of period	68,007	68,286	71,685	76,975	1,706	2,213	49,869	50,866	50,018	45,701

TABLE 16
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$27.57	$21.79	$21.51	$21.14	$20.32	$15.19	$13.31	$14.14	$13.00	$10.85
Value at end of period	$26.92	$27.57	$21.79	$21.51	$21.14	$20.32	$15.19	$13.31	$14.14	$13.00
Number of accumulation units outstanding at end of period	3,772	7,498	1,781	3,182	5,709	7,315	2,973	2,569	826	58
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.35	$17.45	$16.33	$16.52	$14.59	$11.96	$10.83	$11.11	$9.65	$8.05
Value at end of period	$22.74	$22.35	$17.45	$16.33	$16.52	$14.59	$11.96	$10.83	$11.11	$9.65
Number of accumulation units outstanding at end of period	30,855	30,936	40,946	38,129	40,651	35,240	9,467	8,888	4,041	1,211

CFI 115

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$21.57	$17.85	$16.44	$17.04	$15.73	$12.21	$11.21	$11.08	$9.94	$8.43
Value at end of period	$20.30	$21.57	$17.85	$16.44	$17.04	$15.73	$12.21	$11.21	$11.08	$9.94
Number of accumulation units outstanding at end of period	53,124	58,454	60,200	64,525	99,851	87,390	43,698	36,413	1,702	1,653
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.72	$12.43	$11.95	$12.30	$12.06	$13.37	$12.62	$11.24	$10.73	$10.21
Value at end of period	$12.31	$12.72	$12.43	$11.95	$12.30	$12.06	$13.37	$12.62	$11.24	$10.73
Number of accumulation units outstanding at end of period	41,529	55,741	30,127	34,339	58,033	64,492	22,115	16,893	8,014	10
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during June 2015)
Value at beginning of period	$11.22	$9.90	$9.33	$9.92
Value at end of period	$10.35	$11.22	$9.90	$9.33
Number of accumulation units outstanding at end of period	9,750	11,661	18,004	1,940
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$20.59	$16.82	$15.06	$14.67	$13.57	$10.39	$8.93	$9.17	$8.10	$6.12
Value at end of period	$19.08	$20.59	$16.82	$15.06	$14.67	$13.57	$10.39	$8.93	$9.17	$8.10
Number of accumulation units outstanding at end of period	198,835	189,324	168,944	166,579	218,926	218,233	96,885	89,927	13,970	22,733
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$18.69	$14.84	$14.13	$13.86	$13.71	$10.67	$8.81	$10.35	$8.34	$5.47
Value at end of period	$16.76	$18.69	$14.84	$14.13	$13.86	$13.71	$10.67	$8.81	$10.35	$8.34
Number of accumulation units outstanding at end of period	30,550	29,380	24,954	33,517	36,258	34,458	13,767	12,153	5,036	2,558
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.52	$12.22	$11.97	$12.03	$11.47	$11.79	$11.21	$10.60	$9.96	$8.73
Value at end of period	$12.42	$12.52	$12.22	$11.97	$12.03	$11.47	$11.79	$11.21	$10.60	$9.96
Number of accumulation units outstanding at end of period	32,538	13,254	11,870	16,845	20,793	20,855	5,622	4,494	4,938	1,829
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$30.95	$24.72	$22.96	$21.95	$20.23	$15.22	$12.71	$13.46	$12.07	$9.03
Value at end of period	$29.83	$30.95	$24.72	$22.96	$21.95	$20.23	$15.22	$12.71	$13.46	$12.07
Number of accumulation units outstanding at end of period	494,098	515,692	518,921	540,461	702,276	695,983	294,097	365,512	224,794	430,521
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$27.15	$22.76	$20.22	$20.41	$18.49	$14.12	$12.64	$11.90	$10.58	$8.95
Value at end of period	$26.15	$27.15	$22.76	$20.22	$20.41	$18.49	$14.12	$12.64	$11.90	$10.58
Number of accumulation units outstanding at end of period	317,044	296,235	292,902	282,951	328,855	311,974	118,459	145,138	80,860	79,484
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2011)
Value at beginning of period	$23.95	$21.63	$17.55	$19.72	$18.10	$12.61	$10.91	$11.76
Value at end of period	$19.36	$23.95	$21.63	$17.55	$19.72	$18.10	$12.61	$10.91
Number of accumulation units outstanding at end of period	7,523	17,415	3,572	6,270	11,565	4,911	2,126	2,087
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$36.28	$31.53	$27.47	$28.85	$26.18	$18.22	$15.25	$17.33	$13.50
Value at end of period	$31.10	$36.28	$31.53	$27.47	$28.85	$26.18	$18.22	$15.25	$17.33
Number of accumulation units outstanding at end of period	5,024	10,585	2,156	1,951	4,081	4,235	1,950	1,274	373
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$13.19	$10.14	$11.30	$11.84	$12.04	$9.68	$7.78	$8.44	$8.03	$5.78
Value at end of period	$11.67	$13.19	$10.14	$11.30	$11.84	$12.04	$9.68	$7.78	$8.44	$8.03
Number of accumulation units outstanding at end of period	33,326	33,553	36,320	47,665	55,868	36,067	10,503	3,073	2,252	461

CFI 116

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during October 2015)
Value at beginning of period	$12.18	$10.50	$9.17	$9.27
Value at end of period	$11.52	$12.18	$10.50	$9.17
Number of accumulation units outstanding at end of period	15,195	13,134	17,575	1,629
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.67	$9.42	$10.09	$10.17
Value at end of period	$12.51	$11.67	$9.42	$10.09
Number of accumulation units outstanding at end of period	72,620	68,614	50,904	47,076
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.62	$19.44	$18.15	$18.69	$17.17	$14.66	$13.36	$12.86	$11.55	$9.29
Value at end of period	$20.90	$21.62	$19.44	$18.15	$18.69	$17.17	$14.66	$13.36	$12.86	$11.55
Number of accumulation units outstanding at end of period	37,452	36,343	38,305	44,630	43,298	46,288	46,684	46,603	47,040	78,696
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$16.78	$15.78	$15.05	$14.43	$11.16	$10.91	$9.49	$10.20
Value at end of period	$15.97	$16.78	$15.78	$15.05	$14.43	$11.16	$10.91	$9.49
Number of accumulation units outstanding at end of period	15,295	14,469	16,531	13,599	8,413	6,025	2,260	1,368
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.29
Number of accumulation units outstanding at end of period	16,041
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$19.25	$17.10	$15.12	$16.05	$14.43	$10.75	$9.30	$9.78	$8.01	$6.10
Value at end of period	$16.54	$19.25	$17.10	$15.12	$16.05	$14.43	$10.75	$9.30	$9.78	$8.01
Number of accumulation units outstanding at end of period	10,985	11,113	10,201	13,850	27,705	11,656	4,342	3,011	154	430
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$16.95	$15.28	$11.74	$12.64	$12.08	$11.47
Value at end of period	$13.87	$16.95	$15.28	$11.74	$12.64	$12.08
Number of accumulation units outstanding at end of period	6,066	5,021	7,834	2,137	1,446	391
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.64	$35.23	$32.85	$32.86	$29.56	$22.67	$19.61	$20.26	$17.41	$12.92
Value at end of period	$39.64	$42.64	$35.23	$32.85	$32.86	$29.56	$22.67	$19.61	$20.26	$17.41
Number of accumulation units outstanding at end of period	648,895	674,481	716,321	799,804	1,064,966	1,134,588	601,182	550,952	418,695	759,567
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.03	$24.11	$20.58	$21.58	$19.98	$15.70	$13.48	$13.45	$11.76	$9.09
Value at end of period	$24.62	$27.03	$24.11	$20.58	$21.58	$19.98	$15.70	$13.48	$13.45	$11.76
Number of accumulation units outstanding at end of period	115,219	121,158	128,683	138,209	257,596	288,526	243,651	216,540	194,844	302,711
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.65	$23.58	$23.56	$22.14	$20.03	$14.79	$12.99	$13.05	$10.59	$8.31
Value at end of period	$31.37	$31.65	$23.58	$23.56	$22.14	$20.03	$14.79	$12.99	$13.05	$10.59
Number of accumulation units outstanding at end of period	404,383	400,520	428,275	448,261	512,830	529,118	321,546	275,318	194,985	290,339
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.88	$15.37	$16.30	$15.84	$17.35	$13.40	$11.17	$13.58	$12.09	$9.62
Value at end of period	$16.82	$19.88	$15.37	$16.30	$15.84	$17.35	$13.40	$11.17	$13.58	$12.09
Number of accumulation units outstanding at end of period	28,809	34,809	36,961	38,858	35,044	36,551	54,765	39,609	37,223	35,798

CFI 117

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$39.28	$35.74	$27.65	$30.06	$30.10	$22.25	$18.93	$19.80	$15.55	$12.13
Value at end of period	$33.98	$39.28	$35.74	$27.65	$30.06	$30.10	$22.25	$18.93	$19.80	$15.55
Number of accumulation units outstanding at end of period	55,526	58,602	61,425	63,403	98,457	99,022	58,425	51,041	38,003	51,356
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$22.55	$19.74	$17.75	$18.68	$18.00	$14.03	$12.80	$13.75	$12.31	$11.00
Value at end of period	$19.72	$22.55	$19.74	$17.75	$18.68	$18.00	$14.03	$12.80	$13.75	$12.31
Number of accumulation units outstanding at end of period	8,329	8,925	8,884	9,256	12,013	10,988	6,208	5,341	1,819	56
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$72.40	$57.25	$56.38	$54.06	$50.21	$36.08	$37.18
Value at end of period	$69.29	$72.40	$57.25	$56.38	$54.06	$50.21	$36.08
Number of accumulation units outstanding at end of period	9,769	9,444	10,041	12,145	14,190	15,616	9,497
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.10	$16.99	$15.52	$16.58	$15.44	$12.03	$10.64	$10.72	$9.85	$7.73
Value at end of period	$17.18	$19.10	$16.99	$15.52	$16.58	$15.44	$12.03	$10.64	$10.72	$9.85
Number of accumulation units outstanding at end of period	36,880	38,987	44,893	49,965	60,284	67,827	44,297	49,666	35,048	41,661
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$13.93	$10.56	$10.46	$11.48
Value at end of period	$13.13	$13.93	$10.56	$10.46
Number of accumulation units outstanding at end of period	17,405	12,570	7,688	3,526
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$40.22	$34.19	$32.92	$32.95	$30.58	$25.63	$22.71	$22.50	$20.91	$16.73
Value at end of period	$40.21	$40.22	$34.19	$32.92	$32.95	$30.58	$25.63	$22.71	$22.50	$20.91
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	9	7	1	143
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$47.53	$37.56	$33.67	$32.59	$29.17	$22.19	$19.05	$19.46	$15.57	$10.83
Value at end of period	$47.00	$47.53	$37.56	$33.67	$32.59	$29.17	$22.19	$19.05	$19.46	$15.57
Number of accumulation units outstanding at end of period	1	1	1	719	720	719	730	728	818	943
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$24.68	$23.99	$23.58	$23.69	$22.73	$22.92	$21.31	$20.10	$18.75	$16.68
Value at end of period	$24.26	$24.68	$23.99	$23.58	$23.69	$22.73	$22.92	$21.31	$20.10	$18.75
Number of accumulation units outstanding at end of period	0	0	0	473	589	604	594	768	537	602
JANUS HENDERSON GLOBAL RESEARCH PORTOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$20.42	$16.19	$15.97	$16.46	$15.43	$12.10	$10.15	$11.85	$10.30	$7.53
Value at end of period	$18.89	$20.42	$16.19	$15.97	$16.46	$15.43	$12.10	$10.15	$11.85	$10.30
Number of accumulation units outstanding at end of period	31	31	31	1,012	1,012	1,002	978	946	916	1,045
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$26.97	$21.24	$21.28	$20.34	$18.13	$14.01	$11.90	$12.65	$11.12	$8.22
Value at end of period	$26.09	$26.97	$21.24	$21.28	$20.34	$18.13	$14.01	$11.90	$12.65	$11.12
Number of accumulation units outstanding at end of period	0	0	0	1,013	1,013	1,004	995	964	1,000	971
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.42	$21.48	$17.15	$17.91	$17.17	$12.75	$11.06	$11.35	$9.16	$7.18
Value at end of period	$19.36	$23.42	$21.48	$17.15	$17.91	$17.17	$12.75	$11.06	$11.35	$9.16
Number of accumulation units outstanding at end of period	21,209	21,521	27,864	24,675	21,476	21,431	4,114	3,755	1,196	369

CFI 118

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$26.29	$24.78	$21.44	$22.44	$20.26	$15.66	$13.77	$14.44	$11.60	$9.22
Value at end of period	$22.18	$26.29	$24.78	$21.44	$22.44	$20.26	$15.66	$13.77	$14.44	$11.60
Number of accumulation units outstanding at end of period	160,741	166,162	181,660	201,824	247,358	262,255	95,061	84,098	44,088	51,979
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.29	$10.11	$10.12
Value at end of period	$10.34	$10.29	$10.11
Number of accumulation units outstanding at end of period	16,159	10,482	4,887
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.57	$10.33	$10.16	$10.24	$9.74	$9.92
Value at end of period	$10.49	$10.57	$10.33	$10.16	$10.24	$9.74
Number of accumulation units outstanding at end of period	59,803	69,110	71,538	77,465	30,788	4,299
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$22.01	$18.72	$17.15	$17.37	$15.86	$11.58	$10.52	$10.93	$8.98	$6.94
Value at end of period	$20.55	$22.01	$18.72	$17.15	$17.37	$15.86	$11.58	$10.52	$10.93	$8.98
Number of accumulation units outstanding at end of period	14,777	15,360	16,367	15,906	35,372	33,339	11,098	9,711	19,524	5,321
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$96.61	$72.19	$68.01	$79.69	$84.30	$78.35	$65.29	$80.28	$63.66	$35.28
Value at end of period	$84.29	$96.61	$72.19	$68.01	$79.69	$84.30	$78.35	$65.29	$80.28	$63.66
Number of accumulation units outstanding at end of period	101,909	99,608	95,576	100,556	123,663	124,772	53,401	55,322	41,715	91,719
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$48.74	$35.91	$36.14	$35.01	$34.47	$27.26	$22.64	$24.86	$21.59	$15.55
Value at end of period	$42.02	$48.74	$35.91	$36.14	$35.01	$34.47	$27.26	$22.64	$24.86	$21.59
Number of accumulation units outstanding at end of period	2,661	2,661	2,661	2,935	2,935	3,049	3,186	3,169	3,210	3,320
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$24.50	$23.22	$21.95	$22.61	$22.14	$22.33	$19.80	$19.77	$17.32	$14.68
Value at end of period	$23.26	$24.50	$23.22	$21.95	$22.61	$22.14	$22.33	$19.80	$19.77	$17.32
Number of accumulation units outstanding at end of period	3,282	3,282	3,282	3,282	3,282	3,429	3,615	3,613	3,607	3,648
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$29.88	$26.36	$22.48	$24.06	$21.65	$15.46	$13.19	$13.59	$11.09	$8.14
Value at end of period	$26.61	$29.88	$26.36	$22.48	$24.06	$21.65	$15.46	$13.19	$13.59	$11.09
Number of accumulation units outstanding at end of period	14,686	14,844	17,158	19,954	16,609	19,033	8,596	10,229	5,766	5,506
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$19.40	$17.27	$16.43	$16.63	$15.51	$13.43	$12.15	$12.46	$11.22	$9.31
Value at end of period	$18.48	$19.40	$17.27	$16.43	$16.63	$15.51	$13.43	$12.15	$12.46	$11.22
Number of accumulation units outstanding at end of period	40,758	39,252	80,862	77,560	108,765	105,603	43,012	40,604	15,643	276,306
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$6.29	$6.17	$5.44	$6.16
Value at end of period	$5.36	$6.29	$6.17	$5.44
Number of accumulation units outstanding at end of period	2,996	3,458	1,216	589
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.12	$15.66	$14.99	$15.52	$15.16	$16.82	$15.57	$14.04	$13.08	$11.13
Value at end of period	$15.66	$16.12	$15.66	$14.99	$15.52	$15.16	$16.82	$15.57	$14.04	$13.08
Number of accumulation units outstanding at end of period	72,045	76,868	99,288	124,960	173,186	195,870	140,080	138,385	73,349	66,791

CFI 119

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$21.04	$19.76	$17.42	$18.26	$18.37	$16.51	$14.33	$14.67	$12.52	$7.85
Value at end of period	$20.21	$21.04	$19.76	$17.42	$18.26	$18.37	$16.51	$14.33	$14.67	$12.52
Number of accumulation units outstanding at end of period	44,478	50,990	54,077	53,253	73,870	66,757	47,279	44,951	11,512	11,165
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.24	$10.00	$9.95	$9.94
Value at end of period	$10.22	$10.24	$10.00	$9.95
Number of accumulation units outstanding at end of period	19,846	12,019	7,333	5,354
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$33.80	$33.26	$31.53	$33.16	$32.88	$32.39	$28.16	$29.05	$25.96	$22.00
Value at end of period	$33.99	$33.80	$33.26	$31.53	$33.16	$32.88	$32.39	$28.16	$29.05	$25.96
Number of accumulation units outstanding at end of period	158,910	167,944	173,122	192,386	256,966	252,470	89,023	93,201	61,322	68,133
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during June 2016)
Value at beginning of period	$12.81	$10.38	$9.82
Value at end of period	$10.31	$12.81	$10.38
Number of accumulation units outstanding at end of period	2,088	1,182	406
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during June 2011)
Value at beginning of period	$3.86	$3.55	$2.45	$3.36	$3.69	$7.65	$8.76	$9.80
Value at end of period	$3.37	$3.86	$3.55	$2.45	$3.36	$3.69	$7.65	$8.76
Number of accumulation units outstanding at end of period	182,993	169,970	106,767	124,751	119,221	90,235	4,215	1,736
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.52	$20.65	$19.29	$19.79	$18.76	$16.19	$14.35	$14.64	$12.92	$10.91
Value at end of period	$21.77	$23.52	$20.65	$19.29	$19.79	$18.76	$16.19	$14.35	$14.64	$12.92
Number of accumulation units outstanding at end of period	99,238	103,403	119,877	149,494	252,752	275,200	256,600	258,977	168,867	188,224
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$12.70	$10.71	$9.65	$10.02
Value at end of period	$11.76	$12.70	$10.71	$9.65
Number of accumulation units outstanding at end of period	6,228	6,098	3,175	1,065
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.62	$14.34	$13.58	$14.43	$14.34	$15.04	$14.17	$13.76	$11.85	$9.81
Value at end of period	$15.20	$15.62	$14.34	$13.58	$14.43	$14.34	$15.04	$14.17	$13.76	$11.85
Number of accumulation units outstanding at end of period	105,969	109,583	124,032	132,389	180,092	206,612	196,913	148,490	119,205	145,462
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.14	$9.88	$9.38	$10.03
Value at end of period	$10.99	$12.14	$9.88	$9.38
Number of accumulation units outstanding at end of period	529,069	534,264	537,387	579,035
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2014)
Value at beginning of period	$11.83	$10.36	$9.77	$10.18	$10.00
Value at end of period	$10.90	$11.83	$10.36	$9.77	$10.18
Number of accumulation units outstanding at end of period	4,627	5,648	13,205	2,392	3,977
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during November 2017)
Value at beginning of period	$17.05	$17.11
Value at end of period	$17.07	$17.05
Number of accumulation units outstanding at end of period	0	57

CFI 120

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.83	$12.84	$12.91	$13.00	$13.09	$13.18	$13.27	$13.36	$13.42	$13.47
Value at end of period	$12.94	$12.83	$12.84	$12.91	$13.00	$13.09	$13.18	$13.27	$13.36	$13.42
Number of accumulation units outstanding at end of period	199,909	234,910	237,340	256,043	531,800	1,321,649	1,308,727	1,268,414	1,072,504	1,141,077
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$20.75	$17.37	$15.93	$16.27	$14.80	$11.41	$9.92	$10.02	$8.84	$6.84
Value at end of period	$19.69	$20.75	$17.37	$15.93	$16.27	$14.80	$11.41	$9.92	$10.02	$8.84
Number of accumulation units outstanding at end of period	535,198	556,542	608,496	666,821	832,863	969,244	672,282	788,909	545,563	549,968
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.75	$20.62	$18.12	$18.62	$18.54	$17.68	$15.61	$15.05	$13.27	$8.95
Value at end of period	$20.91	$21.75	$20.62	$18.12	$18.62	$18.54	$17.68	$15.61	$15.05	$13.27
Number of accumulation units outstanding at end of period	36,308	32,473	36,891	39,891	45,332	51,492	25,434	22,854	19,877	22,140
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.22	$22.80	$20.82	$20.79	$18.39	$13.93	$12.26	$12.35	$10.92	$8.92
Value at end of period	$26.11	$28.22	$22.80	$20.82	$20.79	$18.39	$13.93	$12.26	$12.35	$10.92
Number of accumulation units outstanding at end of period	631,289	641,766	686,461	710,505	766,546	788,456	216,436	275,989	226,176	381,827
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$52.98	$46.97	$40.03	$41.05	$37.73	$28.24	$24.16	$24.61	$20.33	$15.54
Value at end of period	$45.06	$52.98	$46.97	$40.03	$41.05	$37.73	$28.24	$24.16	$24.61	$20.33
Number of accumulation units outstanding at end of period	363,912	364,870	366,604	375,415	381,550	395,740	116,972	114,053	105,531	148,139
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.53	$35.30	$27.92	$29.05	$27.74	$19.58	$17.54	$17.80	$14.59	$11.77
Value at end of period	$33.52	$38.53	$35.30	$27.92	$29.05	$27.74	$19.58	$17.54	$17.80	$14.59
Number of accumulation units outstanding at end of period	171,626	172,550	175,692	188,709	199,088	207,313	48,397	61,094	62,317	63,494
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$20.54	$18.52
Value at end of period	$18.63	$20.54
Number of accumulation units outstanding at end of period	136	113
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.18	$22.23	$21.45	$21.48	$20.27	$20.44	$18.82	$17.62	$16.15	$14.58
Value at end of period	$22.90	$23.18	$22.23	$21.45	$21.48	$20.27	$20.44	$18.82	$17.62	$16.15
Number of accumulation units outstanding at end of period	236,844	264,249	291,850	298,057	190,604	214,007	116,886	130,162	110,443	367,914
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.43	$9.22	$9.21	$9.35	$10.01	$8.30	$7.04	$8.07	$7.54	$5.94
Value at end of period	$9.79	$11.43	$9.22	$9.21	$9.35	$10.01	$8.30	$7.04	$8.07	$7.54
Number of accumulation units outstanding at end of period	90,417	71,202	79,771	68,454	62,373	53,484	24,544	25,924	11,456	14,166
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.05	$19.44	$18.83	$17.83	$15.80	$12.15	$10.36	$10.32
Value at end of period	$24.50	$25.05	$19.44	$18.83	$17.83	$15.80	$12.15	$10.36
Number of accumulation units outstanding at end of period	354,098	362,051	362,998	381,520	448,226	281,849	208,998	230,258
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.03	$15.11	$13.36	$14.08	$12.88	$9.91	$8.70	$8.46	$7.14	$6.38
Value at end of period	$15.59	$17.03	$15.11	$13.36	$14.08	$12.88	$9.91	$8.70	$8.46	$7.14
Number of accumulation units outstanding at end of period	552,352	593,366	614,847	694,769	931,148	872,040	410,518	353,126	129,660	149,889
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$36.23	$29.16	$27.38	$27.43	$25.38	$19.36	$17.08	$17.28	$13.35	$9.51
Value at end of period	$33.28	$36.23	$29.16	$27.38	$27.43	$25.38	$19.36	$17.08	$17.28	$13.35
Number of accumulation units outstanding at end of period	106,104	117,498	88,037	87,632	122,812	138,207	55,483	50,269	5,907	6,677

CFI 121

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$13.68	$13.06
Value at end of period	$10.63	$13.68
Number of accumulation units outstanding at end of period	2,798	1,044
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$35.98	$27.60	$26.08	$24.41	$21.73	$16.58	$14.58	$14.09	$12.58	$10.71
Value at end of period	$35.38	$35.98	$27.60	$26.08	$24.41	$21.73	$16.58	$14.58	$14.09	$12.58
Number of accumulation units outstanding at end of period	69,822	58,148	48,061	30,467	17,778	22,596	6,759	4,496	3,183	2,214
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.26	$17.47	$15.86	$15.64	$13.95	$10.64	$9.27	$9.10	$8.17	$6.65
Value at end of period	$20.39	$21.26	$17.47	$15.86	$15.64	$13.95	$10.64	$9.27	$9.10	$8.17
Number of accumulation units outstanding at end of period	106,408	117,902	86,513	73,941	87,807	79,750	26,290	9,022	2,987	3,627
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.95	$23.97	$20.94	$21.91	$19.66	$15.06	$13.08	$13.10	$11.87	$10.06
Value at end of period	$24.93	$26.95	$23.97	$20.94	$21.91	$19.66	$15.06	$13.08	$13.10	$11.87
Number of accumulation units outstanding at end of period	30,052	24,726	21,856	18,178	18,005	15,267	3,647	1,868	719	404
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$34.15	$27.66	$26.07	$26.47	$23.99	$17.91	$15.61	$16.08	$12.86	$11.42
Value at end of period	$32.09	$34.15	$27.66	$26.07	$26.47	$23.99	$17.91	$15.61	$16.08	$12.86
Number of accumulation units outstanding at end of period	16,201	13,842	13,906	14,846	12,973	14,237	8,446	7,585	6,058	5,337
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.08	$18.85	$16.74	$17.35	$15.50	$11.63	$10.01	$10.27	$8.26	$5.94
Value at end of period	$19.89	$22.08	$18.85	$16.74	$17.35	$15.50	$11.63	$10.01	$10.27	$8.26
Number of accumulation units outstanding at end of period	115,997	110,287	97,150	86,841	86,313	58,517	28,337	1,933	1,287	961
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.47	$19.80	$16.46	$17.37	$16.67	$12.10	$10.50	$11.00	$8.77	$6.97
Value at end of period	$19.80	$22.47	$19.80	$16.46	$17.37	$16.67	$12.10	$10.50	$11.00	$8.77
Number of accumulation units outstanding at end of period	88,356	82,414	72,605	64,780	69,607	54,517	29,309	7,843	6,568	1,129
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.14	$20.48	$18.18	$18.48	$17.62	$12.76	$11.15	$11.14	$8.48	$6.51
Value at end of period	$20.17	$24.14	$20.48	$18.18	$18.48	$17.62	$12.76	$11.15	$11.14	$8.48
Number of accumulation units outstanding at end of period	71,763	74,560	69,594	63,083	61,893	59,896	30,861	20,726	10,359	4,911
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$47.26	$42.77	$34.60	$35.12	$33.19	$24.26	$21.34	$22.03	$17.84	$14.08
Value at end of period	$39.50	$47.26	$42.77	$34.60	$35.12	$33.19	$24.26	$21.34	$22.03	$17.84
Number of accumulation units outstanding at end of period	168,433	171,057	172,810	170,470	176,708	182,709	83,895	98,335	89,391	94,326
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.48	$16.14	$15.35	$15.48	$14.76	$12.78	$11.34	$11.79	$10.43	$8.35
Value at end of period	$17.30	$18.48	$16.14	$15.35	$15.48	$14.76	$12.78	$11.34	$11.79	$10.43
Number of accumulation units outstanding at end of period	108,657	101,646	185,507	208,258	250,266	241,044	103,163	109,927	77,216	103,007
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.04	$16.90	$16.02	$16.21	$15.44	$12.92	$11.31	$11.94	$10.49	$8.23
Value at end of period	$18.24	$20.04	$16.90	$16.02	$16.21	$15.44	$12.92	$11.31	$11.94	$10.49
Number of accumulation units outstanding at end of period	157,177	130,745	168,520	182,286	250,026	273,746	214,471	163,242	66,397	63,674

CFI 122

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.87	$17.34	$16.41	$16.68	$15.83	$12.92	$11.26	$11.96	$10.46	$8.11
Value at end of period	$18.61	$20.87	$17.34	$16.41	$16.68	$15.83	$12.92	$11.26	$11.96	$10.46
Number of accumulation units outstanding at end of period	97,426	79,150	131,690	137,831	150,313	203,644	148,985	102,906	94,420	82,415
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$20.33	$16.83	$15.92	$16.18	$15.33	$12.50	$10.89	$11.56	$9.62
Value at end of period	$18.06	$20.33	$16.83	$15.92	$16.18	$15.33	$12.50	$10.89	$11.56
Number of accumulation units outstanding at end of period	15,138	6,618	37,278	30,783	23,424	22,903	4,775	1,607	41
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$15.13	$13.27	$12.57	$12.72	$12.04	$10.49	$9.29	$9.59	$8.57	$6.94
Value at end of period	$14.01	$15.13	$13.27	$12.57	$12.72	$12.04	$10.49	$9.29	$9.59	$8.57
Number of accumulation units outstanding at end of period	6,191	6,099	8,744	8,146	5,241	6,220	3,906	3,971	4,076	6,279
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.38	$15.09	$14.55	$14.64	$13.94	$13.12	$12.03	$12.08	$11.10	$9.53
Value at end of period	$15.77	$16.38	$15.09	$14.55	$14.64	$13.94	$13.12	$12.03	$12.08	$11.10
Number of accumulation units outstanding at end of period	55,526	50,729	83,452	87,345	9,555	14,522	12,806	15,551	7,640	5,121
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$14.40	$13.15	$12.51	$12.64	$12.06	$11.09	$9.97	$10.11	$9.16	$7.66
Value at end of period	$13.69	$14.40	$13.15	$12.51	$12.64	$12.06	$11.09	$9.97	$10.11	$9.16
Number of accumulation units outstanding at end of period	36,631	35,707	20,064	16,496	12,888	11,340	6,856	7,419	5,530	6,851
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.49	$19.58	$18.66	$18.83	$17.78	$15.97	$14.32	$14.17	$12.85	$10.98
Value at end of period	$20.48	$21.49	$19.58	$18.66	$18.83	$17.78	$15.97	$14.32	$14.17	$12.85
Number of accumulation units outstanding at end of period	20,537	19,358	20,798	39,257	38,647	48,124	27,270	27,255	22,439	30,448
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$20.82	$17.79	$16.75	$17.07	$16.13	$13.27	$11.62	$12.06	$10.74	$8.64
Value at end of period	$18.96	$20.82	$17.79	$16.75	$17.07	$16.13	$13.27	$11.62	$12.06	$10.74
Number of accumulation units outstanding at end of period	73,981	85,937	96,790	124,212	122,805	133,523	65,723	75,884	66,109	76,887
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$20.87	$18.36	$17.34	$17.56	$16.57	$14.32	$12.69	$12.85	$11.55	$9.55
Value at end of period	$19.47	$20.87	$18.36	$17.34	$17.56	$16.57	$14.32	$12.69	$12.85	$11.55
Number of accumulation units outstanding at end of period	47,711	45,168	59,329	83,471	64,496	67,438	54,066	70,693	57,253	84,892
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.10	$12.78	$12.58	$12.63	$12.04	$12.44	$12.06	$11.33	$10.75	$10.22
Value at end of period	$12.96	$13.10	$12.78	$12.58	$12.63	$12.04	$12.44	$12.06	$11.33	$10.75
Number of accumulation units outstanding at end of period	36,388	28,145	31,409	31,447	28,150	24,950	23,312	17,353	9,822	2,550
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2017)
Value at beginning of period	$28.15	$27.23
Value at end of period	$26.66	$28.15
Number of accumulation units outstanding at end of period	1,355	4,268
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.80	$36.07	$29.28	$30.01	$26.87	$20.60	$17.83	$18.54	$15.30	$11.35
Value at end of period	$33.85	$39.80	$36.07	$29.28	$30.01	$26.87	$20.60	$17.83	$18.54	$15.30
Number of accumulation units outstanding at end of period	36,879	37,430	33,738	32,654	33,049	34,280	9,944	9,845	5,971	4,767

CFI 123

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$40.19	$31.57	$30.18	$32.00	$30.88	$22.40	$18.85	$18.57	$14.78	$11.01
Value at end of period	$39.15	$40.19	$31.57	$30.18	$32.00	$30.88	$22.40	$18.85	$18.57	$14.78
Number of accumulation units outstanding at end of period	44,176	44,717	48,248	53,945	86,523	93,440	55,359	49,703	34,231	33,021
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.32	$13.93	$13.90	$14.20	$12.54	$12.15	$9.70	$10.30	$8.92	$6.71
Value at end of period	$13.92	$15.32	$13.93	$13.90	$14.20	$12.54	$12.15	$9.70	$10.30	$8.92
Number of accumulation units outstanding at end of period	65,078	64,531	68,680	70,487	92,973	94,758	41,230	46,097	27,405	36,167
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$19.03	$18.22	$17.60	$17.22	$13.35	$13.17	$11.48	$10.56	$8.31	$6.16
Value at end of period	$17.45	$19.03	$18.22	$17.60	$17.22	$13.35	$13.17	$11.48	$10.56	$8.31
Number of accumulation units outstanding at end of period	99,117	107,895	116,194	119,160	144,253	147,603	36,248	31,572	21,428	18,557
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$40.09	$33.21	$30.85	$30.17	$26.93	$20.13	$18.05	$19.07	$17.14	$13.11
Value at end of period	$36.23	$40.09	$33.21	$30.85	$30.17	$26.93	$20.13	$18.05	$19.07	$17.14
Number of accumulation units outstanding at end of period	7,407	9,368	12,747	14,005	13,156	12,904	5,900	4,961	3,972	5,872
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.44	$19.46	$15.84	$16.44	$15.87	$11.42	$10.07	$10.42	$8.37	$6.76
Value at end of period	$17.51	$21.44	$19.46	$15.84	$16.44	$15.87	$11.42	$10.07	$10.42	$8.37
Number of accumulation units outstanding at end of period	8,495	9,407	8,586	12,117	11,420	11,963	9,350	7,240	4,755	3,998
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$27.92	$23.89	$20.42	$21.87	$20.18	$15.06	$12.78	$13.14	$11.50	$9.01
Value at end of period	$24.29	$27.92	$23.89	$20.42	$21.87	$20.18	$15.06	$12.78	$13.14	$11.50
Number of accumulation units outstanding at end of period	86,944	86,144	97,031	100,894	107,980	112,213	28,121	31,389	21,505	38,133
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.14	$21.01	$18.35	$19.38	$17.44	$14.43	$12.89	$13.12	$11.45	$9.66
Value at end of period	$20.80	$23.14	$21.01	$18.35	$19.38	$17.44	$14.43	$12.89	$13.12	$11.45
Number of accumulation units outstanding at end of period	241,916	263,353	288,486	310,878	433,743	397,267	288,766	260,079	233,613	282,865
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.11	$22.20	$18.64	$19.34	$17.68	$13.30	$11.69	$12.04	$10.77	$8.75
Value at end of period	$21.54	$25.11	$22.20	$18.64	$19.34	$17.68	$13.30	$11.69	$12.04	$10.77
Number of accumulation units outstanding at end of period	39,357	42,666	40,429	38,123	41,644	56,304	27,482	18,009	10,102	16,026
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.47	$20.75	$18.50	$22.12	$22.08	$23.59	$19.94	$24.57	$20.57	$12.07
Value at end of period	$24.36	$29.47	$20.75	$18.50	$22.12	$22.08	$23.59	$19.94	$24.57	$20.57
Number of accumulation units outstanding at end of period	32,523	39,334	24,356	25,552	28,008	30,651	16,674	18,096	12,101	13,226
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.66	$36.00	$31.61	$32.83	$28.75	$22.01	$18.47	$18.26	$14.96	$11.99
Value at end of period	$35.45	$40.66	$36.00	$31.61	$32.83	$28.75	$22.01	$18.47	$18.26	$14.96
Number of accumulation units outstanding at end of period	49,946	51,983	51,077	50,177	74,880	74,177	38,752	26,612	18,252	18,431
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.23	$28.09	$23.26	$24.32	$22.61	$16.38	$13.90	$14.19	$11.27	$8.92
Value at end of period	$28.64	$32.23	$28.09	$23.26	$24.32	$22.61	$16.38	$13.90	$14.19	$11.27
Number of accumulation units outstanding at end of period	80,414	77,414	62,130	58,917	46,008	36,808	2,378	2,063	1,238	1,201
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.11	$20.00	$20.10	$19.43	$19.75	$15.15	$12.95	$14.19	$11.92	$8.60
Value at end of period	$23.37	$27.11	$20.00	$20.10	$19.43	$19.75	$15.15	$12.95	$14.19	$11.92
Number of accumulation units outstanding at end of period	452,251	477,957	508,596	544,842	674,120	742,252	502,601	502,985	443,653	515,307

CFI 124

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$22.29	$20.91	$18.42	$19.45	$19.52	$17.50	$15.16	$15.38	$13.01	$7.84
Value at end of period	$21.54	$22.29	$20.91	$18.42	$19.45	$19.52	$17.50	$15.16	$15.38	$13.01
Number of accumulation units outstanding at end of period	27,508	30,832	28,885	40,979	76,708	52,718	28,529	19,629	8,524	9,066
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$28.09	$24.58	$22.91	$21.93	$19.69	$16.22	$14.27	$13.97	$12.33	$9.32
Value at end of period	$28.04	$28.09	$24.58	$22.91	$21.93	$19.69	$16.22	$14.27	$13.97	$12.33
Number of accumulation units outstanding at end of period	1,504,496	1,509,200	1,346,614	1,267,507	1,265,960	1,138,267	213,828	204,331	75,997	109,672
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$31.36	$25.30	$23.72	$23.42	$21.58	$15.71	$13.94	$14.58	$11.42	$7.68
Value at end of period	$30.14	$31.36	$25.30	$23.72	$23.42	$21.58	$15.71	$13.94	$14.58	$11.42
Number of accumulation units outstanding at end of period	186,479	196,762	218,223	224,041	258,499	295,574	251,521	285,785	236,589	244,911
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$33.23	$28.79	$24.41	$26.40	$24.74	$19.21	$16.50	$16.76	$14.69	$11.83
Value at end of period	$29.92	$33.23	$28.79	$24.41	$26.40	$24.74	$19.21	$16.50	$16.76	$14.69
Number of accumulation units outstanding at end of period	66,920	68,095	69,742	76,035	82,927	81,912	28,746	38,154	32,718	28,514
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$40.04	$30.18	$29.94	$27.21	$25.21	$18.23	$15.44	$15.72	$13.54	$9.54
Value at end of period	$39.32	$40.04	$30.18	$29.94	$27.21	$25.21	$18.23	$15.44	$15.72	$13.54
Number of accumulation units outstanding at end of period	370,543	378,491	384,046	405,177	417,752	440,322	148,606	168,572	155,494	215,962
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.60	$16.22	$16.03	$16.30	$16.60	$14.62	$12.40	$14.24	$12.60	$9.22
Value at end of period	$17.57	$20.60	$16.22	$16.03	$16.30	$16.60	$14.62	$12.40	$14.24	$12.60
Number of accumulation units outstanding at end of period	12,275	12,116	11,329	12,265	19,067	18,551	9,100	9,507	4,034	5,628
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.07	$9.93	$9.82	$10.23	$11.03	$9.24	$7.82	$8.95	$8.28	$6.31
Value at end of period	$10.19	$12.07	$9.93	$9.82	$10.23	$11.03	$9.24	$7.82	$8.95	$8.28
Number of accumulation units outstanding at end of period	222,222	232,743	236,730	250,224	286,732	318,764	212,173	210,242	199,699	227,497
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.99	$13.62	$12.37	$13.48	$13.96	$10.76	$8.90	$9.50	$8.88	$6.76
Value at end of period	$13.60	$15.99	$13.62	$12.37	$13.48	$13.96	$10.76	$8.90	$9.50	$8.88
Number of accumulation units outstanding at end of period	11,023	14,083	13,228	14,481	15,091	12,896	3,754	3,628	2,071	2,600
WANGER INTERNATIONAL
Value at beginning of period	$15.90	$12.04	$12.30	$12.38	$13.04	$10.73	$8.89	$10.48	$8.45	$5.68
Value at end of period	$12.99	$15.90	$12.04	$12.30	$12.38	$13.04	$10.73	$8.89	$10.48	$8.45
Number of accumulation units outstanding at end of period	67,085	69,303	72,696	72,684	66,320	62,585	13,307	13,934	7,376	8,064
WANGER SELECT
Value at beginning of period	$31.57	$25.10	$22.30	$22.40	$21.87	$16.36	$13.91	$17.02	$13.54	$8.20
Value at end of period	$27.46	$31.57	$25.10	$22.30	$22.40	$21.87	$16.36	$13.91	$17.02	$13.54
Number of accumulation units outstanding at end of period	46,539	47,988	49,881	57,828	82,153	106,413	49,537	43,282	64,885	66,124
WANGER USA
Value at beginning of period	$31.13	$26.22	$23.22	$23.53	$22.61	$17.03	$14.29	$14.91	$12.17	$8.62
Value at end of period	$30.46	$31.13	$26.22	$23.22	$23.53	$22.61	$17.03	$14.29	$14.91	$12.17
Number of accumulation units outstanding at end of period	35,945	34,765	35,090	51,876	54,790	55,315	25,798	26,400	29,556	63,317
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$51.22	$46.44	$36.29	$38.28	$35.91	$26.19	$23.25	$23.93	$19.65	$15.24
Value at end of period	$43.88	$51.22	$46.44	$36.29	$38.28	$35.91	$26.19	$23.25	$23.93	$19.65
Number of accumulation units outstanding at end of period	54,402	56,619	61,629	66,895	101,758	105,532	68,755	69,375	21,192	28,496

CFI 125

Condensed Financial Information (continued)

TABLE 17
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during September 2009)
Value at beginning of period	$27.46	$21.71	$21.44	$21.08	$20.27	$15.16	$13.29	$14.13	$13.00	$12.14
Value at end of period	$26.79	$27.46	$21.71	$21.44	$21.08	$20.27	$15.16	$13.29	$14.13	$13.00
Number of accumulation units outstanding at end of period	946	896	1,049	1,023	5,567	7,843	5,128	6,117	4,297	3,577
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.25	$17.38	$16.27	$16.46	$14.55	$11.93	$10.81	$11.10	$9.65	$7.89
Value at end of period	$22.62	$22.25	$17.38	$16.27	$16.46	$14.55	$11.93	$10.81	$11.10	$9.65
Number of accumulation units outstanding at end of period	7,717	18,352	19,724	24,916	286,929	274,023	265,380	231,386	151,347	76,424
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.47	$17.78	$16.38	$16.99	$15.69	$12.18	$11.20	$11.07	$9.94	$8.26
Value at end of period	$20.20	$21.47	$17.78	$16.38	$16.99	$15.69	$12.18	$11.20	$11.07	$9.94
Number of accumulation units outstanding at end of period	17,118	18,330	19,671	21,815	772,668	722,425	672,447	536,141	477,897	251,187
AMERICAN CENTURY INVESTMENTS® INCOME & GROWTH FUND (A CLASS)
(Funds were first received in this option during March 2012)
Value at beginning of period	$69.04	$57.82	$51.42	$55.06	$49.43	$36.79	$34.80
Value at end of period	$63.65	$69.04	$57.82	$51.42	$55.06	$49.43	$36.79
Number of accumulation units outstanding at end of period	0	0	0	0	5	5	5
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.66	$12.38	$11.91	$12.26	$12.03	$13.34	$12.60	$11.23	$10.73	$10.18
Value at end of period	$12.25	$12.66	$12.38	$11.91	$12.26	$12.03	$13.34	$12.60	$11.23	$10.73
Number of accumulation units outstanding at end of period	15,108	11,836	11,503	10,711	113,309	117,915	177,327	142,894	80,968	24,428
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.20	$9.89	$9.32	$9.95
Value at end of period	$10.33	$11.20	$9.89	$9.32
Number of accumulation units outstanding at end of period	6,023	4,589	2,195	2,015
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$20.49	$16.74	$15.00	$14.62	$13.53	$10.37	$8.92	$9.16	$8.10	$6.12
Value at end of period	$18.98	$20.49	$16.74	$15.00	$14.62	$13.53	$10.37	$8.92	$9.16	$8.10
Number of accumulation units outstanding at end of period	12,275	11,315	14,006	13,952	238,499	212,435	203,477	204,466	203,522	152,685
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$18.60	$14.77	$14.07	$13.81	$13.67	$10.65	$8.79	$10.34	$8.33	$5.47
Value at end of period	$16.67	$18.60	$14.77	$14.07	$13.81	$13.67	$10.65	$8.79	$10.34	$8.33
Number of accumulation units outstanding at end of period	16,318	17,575	17,709	18,551	50,869	45,388	29,360	31,236	24,783	17,078

CFI 126

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.46	$12.16	$11.93	$11.99	$11.44	$11.76	$11.19	$10.59	$9.95	$8.72
Value at end of period	$12.35	$12.46	$12.16	$11.93	$11.99	$11.44	$11.76	$11.19	$10.59	$9.95
Number of accumulation units outstanding at end of period	11,386	4,247	2,077	1,857	11,887	19,681	46,064	43,442	44,391	24,855
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$30.74	$24.56	$22.82	$21.83	$20.13	$15.16	$12.67	$13.41	$12.04	$9.01
Value at end of period	$29.61	$30.74	$24.56	$22.82	$21.83	$20.13	$15.16	$12.67	$13.41	$12.04
Number of accumulation units outstanding at end of period	445,243	446,527	437,095	432,227	1,244,128	1,216,034	1,208,645	1,226,026	1,276,694	1,206,365
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$26.96	$22.62	$20.10	$20.30	$18.40	$14.06	$12.60	$11.86	$10.55	$8.93
Value at end of period	$25.96	$26.96	$22.62	$20.10	$20.30	$18.40	$14.06	$12.60	$11.86	$10.55
Number of accumulation units outstanding at end of period	81,659	82,596	69,675	64,484	198,070	195,471	173,359	161,192	163,118	185,005
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during August 2010)
Value at beginning of period	$23.86	$21.55	$17.50	$19.68	$18.07	$12.60	$10.90	$11.75	$10.06
Value at end of period	$19.28	$23.86	$21.55	$17.50	$19.68	$18.07	$12.60	$10.90	$11.75
Number of accumulation units outstanding at end of period	2,591	18,406	18,422	18,472	116,506	71,374	5,915	5,735	3,546
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2010)
Value at beginning of period	$35.98	$31.28	$27.27	$28.65	$26.02	$18.12	$15.17	$17.24	$14.00
Value at end of period	$30.83	$35.98	$31.28	$27.27	$28.65	$26.02	$18.12	$15.17	$17.24
Number of accumulation units outstanding at end of period	2,203	2,209	1,668	2,417	30,091	33,253	7,337	2,131	1,129
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during March 2009)
Value at beginning of period	$13.12	$10.09	$11.25	$11.79	$12.00	$9.65	$7.76	$8.43	$8.02	$4.53
Value at end of period	$11.61	$13.12	$10.09	$11.25	$11.79	$12.00	$9.65	$7.76	$8.43	$8.02
Number of accumulation units outstanding at end of period	10,350	11,048	12,339	11,906	30,173	25,069	5,587	3,213	2,918	3,232
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.17	$10.49	$9.17	$9.98
Value at end of period	$11.50	$12.17	$10.49	$9.17
Number of accumulation units outstanding at end of period	261	261	92	56
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.65	$9.41	$10.09	$10.51
Value at end of period	$12.49	$11.65	$9.41	$10.09
Number of accumulation units outstanding at end of period	13,536	19,014	5,872	2,027
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.41	$19.26	$17.99	$18.54	$17.04	$14.55	$13.26	$12.78	$11.49	$9.24
Value at end of period	$20.69	$21.41	$19.26	$17.99	$18.54	$17.04	$14.55	$13.26	$12.78	$11.49
Number of accumulation units outstanding at end of period	28,982	29,388	17,751	18,231	27,432	33,193	32,880	38,898	39,321	44,680
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2011)
Value at beginning of period	$16.73	$15.74	$15.01	$14.40	$11.15	$10.90	$9.49	$8.80
Value at end of period	$15.90	$16.73	$15.74	$15.01	$14.40	$11.15	$10.90	$9.49
Number of accumulation units outstanding at end of period	3,241	3,833	3,188	2,842	7,804	1,589	5,113	4,235

CFI 127

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.28
Number of accumulation units outstanding at end of period	20,339
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$19.16	$17.03	$15.06	$16.00	$14.39	$10.73	$9.28	$9.77	$8.01	$6.10
Value at end of period	$16.45	$19.16	$17.03	$15.06	$16.00	$14.39	$10.73	$9.28	$9.77	$8.01
Number of accumulation units outstanding at end of period	3,286	3,272	4,519	5,034	23,136	15,361	9,479	6,347	1,954	1,120
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.91	$15.25	$11.73	$12.63	$12.57
Value at end of period	$13.83	$16.91	$15.25	$11.73	$12.63
Number of accumulation units outstanding at end of period	235	283	187	91	7,669
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.22	$34.90	$32.56	$32.59	$29.33	$22.51	$19.48	$20.13	$17.31	$12.85
Value at end of period	$39.23	$42.22	$34.90	$32.56	$32.59	$29.33	$22.51	$19.48	$20.13	$17.31
Number of accumulation units outstanding at end of period	358,957	390,399	390,873	402,272	1,055,352	1,060,903	1,050,981	1,137,377	1,151,653	1,158,332
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.77	$23.89	$20.40	$21.40	$19.83	$15.59	$13.39	$13.36	$11.69	$9.05
Value at end of period	$24.37	$26.77	$23.89	$20.40	$21.40	$19.83	$15.59	$13.39	$13.36	$11.69
Number of accumulation units outstanding at end of period	52,937	68,801	46,753	47,651	195,813	189,653	178,597	259,928	254,136	280,525
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.34	$23.36	$23.35	$21.95	$19.87	$14.69	$12.90	$12.97	$10.53	$8.27
Value at end of period	$31.05	$31.34	$23.36	$23.35	$21.95	$19.87	$14.69	$12.90	$12.97	$10.53
Number of accumulation units outstanding at end of period	49,966	66,116	65,614	68,796	165,734	162,846	149,595	241,559	263,349	280,771
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.69	$15.22	$16.16	$15.71	$17.22	$13.30	$11.10	$13.50	$12.02	$9.57
Value at end of period	$16.65	$19.69	$15.22	$16.16	$15.71	$17.22	$13.30	$11.10	$13.50	$12.02
Number of accumulation units outstanding at end of period	1,473	9,527	11,575	12,447	38,466	37,863	22,209	42,893	55,195	52,510
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$38.96	$35.47	$27.45	$29.86	$29.92	$22.12	$18.83	$19.71	$15.49	$12.08
Value at end of period	$33.68	$38.96	$35.47	$27.45	$29.86	$29.92	$22.12	$18.83	$19.71	$15.49
Number of accumulation units outstanding at end of period	21,566	24,010	21,729	23,188	104,497	111,018	113,547	188,458	139,851	136,278
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.46	$19.67	$17.69	$18.63	$17.96	$14.01	$12.79	$13.74	$12.30	$10.15
Value at end of period	$19.62	$22.46	$19.67	$17.69	$18.63	$17.96	$14.01	$12.79	$13.74	$12.30
Number of accumulation units outstanding at end of period	77	1,082	1,091	1,019	1,048	1,030	1,659	1,408	1,250	420
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$72.19	$57.12	$56.27	$53.99	$50.16	$36.06	$37.18
Value at end of period	$69.05	$72.19	$57.12	$56.27	$53.99	$50.16	$36.06
Number of accumulation units outstanding at end of period	3,328	3,809	3,079	3,412	11,032	10,921	10,172
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$18.92	$16.84	$15.39	$16.45	$15.33	$11.95	$10.57	$10.66	$9.80	$7.70
Value at end of period	$17.01	$18.92	$16.84	$15.39	$16.45	$15.33	$11.95	$10.57	$10.66	$9.80
Number of accumulation units outstanding at end of period	15,371	17,289	12,136	14,292	31,736	32,275	33,916	50,550	58,781	68,830

CFI 128

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.91	$10.55	$10.45	$11.54
Value at end of period	$13.10	$13.91	$10.55	$10.45
Number of accumulation units outstanding at end of period	5,904	5,910	3,418	2,041
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$39.82	$33.88	$32.63	$32.67	$30.34	$25.44	$22.56	$22.36	$20.79	$16.64
Value at end of period	$39.79	$39.82	$33.88	$32.63	$32.67	$30.34	$25.44	$22.56	$22.36	$20.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$47.07	$37.22	$33.37	$32.32	$28.94	$22.03	$18.92	$19.34	$15.48	$10.77
Value at end of period	$46.52	$47.07	$37.22	$33.37	$32.32	$28.94	$22.03	$18.92	$19.34	$15.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$24.44	$23.77	$23.37	$23.49	$22.56	$22.76	$21.16	$19.98	$18.64	$16.59
Value at end of period	$24.02	$24.44	$23.77	$23.37	$23.49	$22.56	$22.76	$21.16	$19.98	$18.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON GLOBAL RESEARCH PORTOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$20.22	$16.04	$15.83	$16.33	$15.31	$12.01	$10.08	$11.77	$10.24	$7.49
Value at end of period	$18.69	$20.22	$16.04	$15.83	$16.33	$15.31	$12.01	$10.08	$11.77	$10.24
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.30	$21.39	$17.08	$17.85	$17.12	$12.72	$11.04	$11.33	$9.15	$7.17
Value at end of period	$19.25	$23.30	$21.39	$17.08	$17.85	$17.12	$12.72	$11.04	$11.33	$9.15
Number of accumulation units outstanding at end of period	3,863	5,311	7,429	8,212	54,372	54,235	49,309	25,922	9,778	5,763
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$26.08	$24.59	$21.29	$22.29	$20.14	$15.57	$13.69	$14.37	$11.55	$9.19
Value at end of period	$21.99	$26.08	$24.59	$21.29	$22.29	$20.14	$15.57	$13.69	$14.37	$11.55
Number of accumulation units outstanding at end of period	30,533	35,213	33,286	34,657	58,633	61,372	65,520	70,963	76,682	91,267
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during February 2017)
Value at beginning of period	$10.28	$10.18
Value at end of period	$10.33	$10.28
Number of accumulation units outstanding at end of period	5,329	1,477
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.55	$10.31	$10.15	$10.23	$9.74	$9.85
Value at end of period	$10.46	$10.55	$10.31	$10.15	$10.23	$9.74
Number of accumulation units outstanding at end of period	33,299	33,734	22,602	11,062	90,405	71,190
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$21.88	$18.62	$17.07	$17.30	$15.80	$11.54	$10.49	$10.91	$8.97	$6.93
Value at end of period	$20.42	$21.88	$18.62	$17.07	$17.30	$15.80	$11.54	$10.49	$10.91	$8.97
Number of accumulation units outstanding at end of period	17,382	15,348	18,453	19,620	33,995	46,920	25,138	22,037	25,975	9,317
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$95.78	$71.60	$67.49	$79.12	$83.74	$77.87	$64.92	$79.86	$63.36	$35.13
Value at end of period	$83.52	$95.78	$71.60	$67.49	$79.12	$83.74	$77.87	$64.92	$79.86	$63.36
Number of accumulation units outstanding at end of period	11,935	15,382	15,242	16,605	104,745	95,148	89,806	62,433	37,414	23,489

CFI 129

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$29.69	$26.21	$22.37	$23.95	$21.55	$15.40	$13.15	$13.55	$11.06	$8.12
Value at end of period	$26.43	$29.69	$26.21	$22.37	$23.95	$21.55	$15.40	$13.15	$13.55	$11.06
Number of accumulation units outstanding at end of period	66,721	63,417	58,488	54,922	58,157	51,182	37,454	26,613	20,029	11,765
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$19.24	$17.13	$16.31	$16.52	$15.41	$13.34	$12.08	$12.40	$11.16	$9.27
Value at end of period	$18.31	$19.24	$17.13	$16.31	$16.52	$15.41	$13.34	$12.08	$12.40	$11.16
Number of accumulation units outstanding at end of period	55,159	53,606	51,610	47,530	124,988	124,015	128,101	118,829	125,495	134,973
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2015)
Value at beginning of period	$6.27	$6.17	$5.43	$7.31
Value at end of period	$5.34	$6.27	$6.17	$5.43
Number of accumulation units outstanding at end of period	529	326	172	142
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.01	$15.56	$14.91	$15.44	$15.09	$16.74	$15.51	$14.00	$13.04	$11.10
Value at end of period	$15.54	$16.01	$15.56	$14.91	$15.44	$15.09	$16.74	$15.51	$14.00	$13.04
Number of accumulation units outstanding at end of period	68,647	70,134	50,580	48,657	549,826	589,489	1,194,201	1,010,347	1,006,391	649,055
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.90	$19.63	$17.32	$18.16	$18.28	$16.44	$14.27	$14.63	$12.48	$7.84
Value at end of period	$20.06	$20.90	$19.63	$17.32	$18.16	$18.28	$16.44	$14.27	$14.63	$12.48
Number of accumulation units outstanding at end of period	5,863	9,147	9,771	12,499	45,714	45,468	41,748	37,999	22,202	13,133
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.22	$9.99	$9.95	$9.97
Value at end of period	$10.20	$10.22	$9.99	$9.95
Number of accumulation units outstanding at end of period	7,071	6,726	6,765	10
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$33.53	$33.00	$31.30	$32.94	$32.67	$32.20	$28.02	$28.91	$25.85	$21.91
Value at end of period	$33.70	$33.53	$33.00	$31.30	$32.94	$32.67	$32.20	$28.02	$28.91	$25.85
Number of accumulation units outstanding at end of period	146,861	147,599	144,474	145,754	814,792	880,016	893,765	891,261	830,034	638,292
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during August 2017)
Value at beginning of period	$12.80	$12.03
Value at end of period	$10.30	$12.80
Number of accumulation units outstanding at end of period	194	247
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.85	$3.54	$2.44	$3.35	$3.69	$7.65	$8.76	$9.81
Value at end of period	$3.36	$3.85	$3.54	$2.44	$3.35	$3.69	$7.65	$8.76
Number of accumulation units outstanding at end of period	19,270	26,698	29,258	25,694	135,590	178,020	48,427	48,109
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.30	$20.46	$19.12	$19.63	$18.62	$16.07	$14.25	$14.55	$12.84	$10.85
Value at end of period	$21.54	$23.30	$20.46	$19.12	$19.63	$18.62	$16.07	$14.25	$14.55	$12.84
Number of accumulation units outstanding at end of period	50,826	72,373	84,647	84,515	196,584	200,840	204,913	254,305	333,810	343,744

CFI 130

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during May 2016)
Value at beginning of period	$12.68	$10.70	$9.92
Value at end of period	$11.73	$12.68	$10.70
Number of accumulation units outstanding at end of period	534	3,476	3,264
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.66	$14.38	$13.63	$14.23	$14.27	$14.98	$14.11	$13.71	$11.92	$9.79
Value at end of period	$15.23	$15.66	$14.38	$13.63	$14.23	$14.27	$14.98	$14.11	$13.71	$11.92
Number of accumulation units outstanding at end of period	86,968	90,884	9,826	13,730	181,252	189,290	218,685	311,904	336,525	339,095
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.12	$9.87	$9.38	$10.02
Value at end of period	$10.96	$12.12	$9.87	$9.38
Number of accumulation units outstanding at end of period	59,562	72,530	72,293	73,288
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$11.81	$10.35	$9.76	$10.18	$10.38
Value at end of period	$10.88	$11.81	$10.35	$9.76	$10.18
Number of accumulation units outstanding at end of period	3	0	0	0	5,980
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$16.91	$16.78	$16.64	$16.50	$15.84	$16.26	$15.92	$14.93	$14.92
Value at end of period	$16.93	$16.91	$16.78	$16.64	$16.50	$15.84	$16.26	$15.92	$14.93
Number of accumulation units outstanding at end of period	366	173	451	451	451	451	451	451	451
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.70	$12.72	$12.80	$12.89	$12.99	$13.08	$13.18	$13.27	$13.34	$13.40
Value at end of period	$12.81	$12.70	$12.72	$12.80	$12.89	$12.99	$13.08	$13.18	$13.27	$13.34
Number of accumulation units outstanding at end of period	185,795	233,202	219,648	172,433	845,955	1,031,911	867,098	935,309	899,211	970,300
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$20.55	$17.20	$15.79	$16.14	$14.69	$11.33	$9.86	$9.96	$8.79	$6.80
Value at end of period	$19.49	$20.55	$17.20	$15.79	$16.14	$14.69	$11.33	$9.86	$9.96	$8.79
Number of accumulation units outstanding at end of period	204,243	295,775	349,615	365,163	902,648	1,007,360	899,589	1,303,429	1,393,253	1,179,196
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.61	$20.50	$18.03	$18.53	$18.46	$17.61	$15.56	$15.01	$13.24	$8.93
Value at end of period	$20.76	$21.61	$20.50	$18.03	$18.53	$18.46	$17.61	$15.56	$15.01	$13.24
Number of accumulation units outstanding at end of period	17,819	20,390	22,641	17,759	39,796	36,530	27,640	23,504	41,094	5,699
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.94	$22.59	$20.64	$20.62	$18.25	$13.83	$12.17	$12.28	$10.85	$8.88
Value at end of period	$25.84	$27.94	$22.59	$20.64	$20.62	$18.25	$13.83	$12.17	$12.28	$10.85
Number of accumulation units outstanding at end of period	164,234	139,439	119,863	131,443	346,164	354,249	368,821	470,982	541,294	650,196
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$52.46	$46.53	$39.68	$40.71	$37.44	$28.03	$24.00	$24.46	$20.21	$15.46
Value at end of period	$44.60	$52.46	$46.53	$39.68	$40.71	$37.44	$28.03	$24.00	$24.46	$20.21
Number of accumulation units outstanding at end of period	31,119	47,338	47,097	52,179	152,402	166,699	182,364	244,990	264,333	282,192
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.15	$34.97	$27.67	$28.81	$27.53	$19.44	$17.42	$17.69	$14.51	$11.71
Value at end of period	$33.17	$38.15	$34.97	$27.67	$28.81	$27.53	$19.44	$17.42	$17.69	$14.51
Number of accumulation units outstanding at end of period	20,018	27,917	22,785	23,826	69,853	76,663	78,285	117,831	126,032	133,955

CFI 131

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$21.61	$19.00	$17.91	$18.32	$17.47	$15.04	$13.40	$13.71	$13.30
Value at end of period	$20.34	$21.61	$19.00	$17.91	$18.32	$17.47	$15.04	$13.40	$13.71
Number of accumulation units outstanding at end of period	1,866	1,975	5,283	5,769	68,801	45,846	3,559	2,777	2,028
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$24.21	$20.60	$19.26	$19.73	$18.77	$15.50	$13.57	$14.13	$13.98
Value at end of period	$22.32	$24.21	$20.60	$19.26	$19.73	$18.77	$15.50	$13.57	$14.13
Number of accumulation units outstanding at end of period	2,179	2,189	4,865	3,256	4,275	3,518	2,029	1,529	210
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$25.76	$21.59	$20.13	$20.67	$19.65	$15.95	$13.87	$14.57	$13.97
Value at end of period	$23.41	$25.76	$21.59	$20.13	$20.67	$19.65	$15.95	$13.87	$14.57
Number of accumulation units outstanding at end of period	524	664	686	640	7,920	1,364	452	248	34
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.47	$17.09	$15.96	$16.40	$15.54	$13.90
Value at end of period	$18.55	$20.47	$17.09	$15.96	$16.40	$15.54
Number of accumulation units outstanding at end of period	0	408	324	110	270	104
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2014)
Value at beginning of period	$16.88	$15.60	$14.97	$15.25	$15.17
Value at end of period	$16.21	$16.88	$15.60	$14.97	$15.25
Number of accumulation units outstanding at end of period	2,779	2,779	2,778	2,840	1,121
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.96	$22.02	$21.27	$21.30	$20.12	$20.29	$18.69	$17.51	$16.06	$14.50
Value at end of period	$22.66	$22.96	$22.02	$21.27	$21.30	$20.12	$20.29	$18.69	$17.51	$16.06
Number of accumulation units outstanding at end of period	396,778	417,760	379,198	377,152	299,860	258,838	335,835	349,205	350,087	315,118
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.38	$9.18	$9.17	$9.32	$9.98	$8.28	$7.03	$8.06	$7.53	$5.94
Value at end of period	$9.74	$11.38	$9.18	$9.17	$9.32	$9.98	$8.28	$7.03	$8.06	$7.53
Number of accumulation units outstanding at end of period	28,124	34,858	10,359	10,385	41,233	49,620	53,917	94,695	90,876	90,419
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.96	$19.38	$18.78	$17.79	$15.77	$12.14	$10.35	$10.32
Value at end of period	$24.40	$24.96	$19.38	$18.78	$17.79	$15.77	$12.14	$10.35
Number of accumulation units outstanding at end of period	102,745	140,026	116,738	110,693	338,347	219,949	243,452	254,191
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.93	$15.02	$13.29	$14.02	$12.83	$9.88	$8.67	$8.44	$7.13	$6.37
Value at end of period	$15.49	$16.93	$15.02	$13.29	$14.02	$12.83	$9.88	$8.67	$8.44	$7.13
Number of accumulation units outstanding at end of period	311,367	330,487	336,698	344,101	1,122,350	979,777	759,324	837,575	548,434	594,344
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$35.93	$28.94	$27.18	$27.24	$25.22	$19.25	$16.99	$17.20	$13.30	$9.47
Value at end of period	$32.99	$35.93	$28.94	$27.18	$27.24	$25.22	$19.25	$16.99	$17.20	$13.30
Number of accumulation units outstanding at end of period	156,770	152,209	32,020	29,958	312,500	337,918	252,066	149,790	69,771	50,647

CFI 132

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during September 2017)
Value at beginning of period	$13.67	$12.59
Value at end of period	$10.61	$13.67
Number of accumulation units outstanding at end of period	2,313	2,588
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$35.82	$27.49	$25.99	$24.34	$21.68	$16.55	$14.56	$14.08	$12.58	$10.71
Value at end of period	$35.21	$35.82	$27.49	$25.99	$24.34	$21.68	$16.55	$14.56	$14.08	$12.58
Number of accumulation units outstanding at end of period	18,828	17,449	16,832	9,757	27,967	12,182	8,934	2,752	3,093	2,646
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.16	$17.39	$15.80	$15.59	$13.91	$10.61	$9.25	$9.09	$8.16	$6.65
Value at end of period	$20.28	$21.16	$17.39	$15.80	$15.59	$13.91	$10.61	$9.25	$9.09	$8.16
Number of accumulation units outstanding at end of period	11,826	21,813	20,813	12,406	86,384	59,841	60,057	37,050	21,744	32,908
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.83	$23.88	$20.87	$21.85	$19.62	$15.03	$13.06	$13.09	$11.87	$10.06
Value at end of period	$24.81	$26.83	$23.88	$20.87	$21.85	$19.62	$15.03	$13.06	$13.09	$11.87
Number of accumulation units outstanding at end of period	2,836	3,699	3,246	1,547	2,057	1,407	2,270	2,364	3,041	1,212
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$34.01	$27.55	$25.99	$26.39	$23.93	$17.88	$15.59	$16.06	$12.86	$11.42
Value at end of period	$31.94	$34.01	$27.55	$25.99	$26.39	$23.93	$17.88	$15.59	$16.06	$12.86
Number of accumulation units outstanding at end of period	3,410	1,761	1,553	1,116	2,930	4,801	4,838	3,857	4,865	5,307
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.98	$18.77	$16.68	$17.29	$15.46	$11.60	$9.99	$10.26	$8.25	$5.93
Value at end of period	$19.78	$21.98	$18.77	$16.68	$17.29	$15.46	$11.60	$9.99	$10.26	$8.25
Number of accumulation units outstanding at end of period	30,618	31,059	34,039	32,464	57,538	20,155	13,728	14,155	17,921	6,650
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.36	$19.72	$16.40	$17.31	$16.62	$12.07	$10.48	$10.99	$8.76	$6.97
Value at end of period	$19.69	$22.36	$19.72	$16.40	$17.31	$16.62	$12.07	$10.48	$10.99	$8.76
Number of accumulation units outstanding at end of period	8,655	8,810	11,813	11,020	31,750	18,079	11,038	9,278	5,896	3,164
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.94	$20.32	$18.05	$18.36	$17.51	$12.69	$11.10	$11.09	$8.44	$6.49
Value at end of period	$19.99	$23.94	$20.32	$18.05	$18.36	$17.51	$12.69	$11.10	$11.09	$8.44
Number of accumulation units outstanding at end of period	14,949	16,063	17,089	15,109	45,936	49,736	26,721	16,464	19,422	17,400
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$46.80	$42.37	$34.29	$34.83	$32.93	$24.09	$21.19	$21.90	$17.74	$14.01
Value at end of period	$39.09	$46.80	$42.37	$34.29	$34.83	$32.93	$24.09	$21.19	$21.90	$17.74
Number of accumulation units outstanding at end of period	24,058	30,206	32,400	34,848	99,038	104,612	112,565	174,448	187,959	192,450
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.37	$16.05	$15.27	$15.40	$14.70	$12.73	$11.31	$11.75	$10.41	$8.34
Value at end of period	$17.18	$18.37	$16.05	$15.27	$15.40	$14.70	$12.73	$11.31	$11.75	$10.41
Number of accumulation units outstanding at end of period	794,057	813,345	702,130	632,105	727,633	670,242	588,845	475,412	475,988	334,408
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$19.92	$16.80	$15.93	$16.13	$15.38	$12.87	$11.27	$11.90	$10.47	$8.22
Value at end of period	$18.12	$19.92	$16.80	$15.93	$16.13	$15.38	$12.87	$11.27	$11.90	$10.47
Number of accumulation units outstanding at end of period	895,845	856,946	793,818	732,711	694,048	615,481	512,748	417,112	303,106	191,834

CFI 133

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.74	$17.23	$16.32	$16.60	$15.76	$12.87	$11.23	$11.92	$10.44	$8.10
Value at end of period	$18.48	$20.74	$17.23	$16.32	$16.60	$15.76	$12.87	$11.23	$11.92	$10.44
Number of accumulation units outstanding at end of period	412,387	387,109	313,941	278,880	263,845	233,049	187,290	150,928	102,886	64,778
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2010)
Value at beginning of period	$20.26	$16.77	$15.88	$16.14	$15.30	$12.48	$10.89	$11.56	$10.15
Value at end of period	$17.98	$20.26	$16.77	$15.88	$16.14	$15.30	$12.48	$10.89	$11.56
Number of accumulation units outstanding at end of period	77,520	70,927	56,397	46,018	31,556	21,152	8,885	2,633	49
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$15.05	$13.22	$12.52	$12.68	$12.01	$10.46	$9.27	$9.58	$8.56	$6.22
Value at end of period	$13.94	$15.05	$13.22	$12.52	$12.68	$12.01	$10.46	$9.27	$9.58	$8.56
Number of accumulation units outstanding at end of period	33,612	40,570	34,308	32,164	24,620	21,732	18,468	15,838	11,925	7,711
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.28	$15.00	$14.47	$14.56	$13.88	$13.07	$11.99	$12.04	$11.07	$9.52
Value at end of period	$15.66	$16.28	$15.00	$14.47	$14.56	$13.88	$13.07	$11.99	$12.04	$11.07
Number of accumulation units outstanding at end of period	269,524	278,912	266,694	307,046	34,794	47,138	48,823	45,297	28,965	17,153
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.33	$13.09	$12.46	$12.60	$12.03	$11.06	$9.95	$10.10	$9.15	$7.28
Value at end of period	$13.62	$14.33	$13.09	$12.46	$12.60	$12.03	$11.06	$9.95	$10.10	$9.15
Number of accumulation units outstanding at end of period	7,468	16,340	15,181	12,825	15,842	13,668	12,197	9,693	7,405	4,544
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.29	$19.40	$18.49	$18.67	$17.64	$15.86	$14.23	$14.08	$12.77	$10.92
Value at end of period	$20.27	$21.29	$19.40	$18.49	$18.67	$17.64	$15.86	$14.23	$14.08	$12.77
Number of accumulation units outstanding at end of period	24,765	26,407	24,246	34,376	65,140	101,575	91,311	76,761	88,434	103,068
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$20.62	$17.62	$16.61	$16.93	$16.01	$13.18	$11.54	$11.98	$10.68	$8.59
Value at end of period	$18.76	$20.62	$17.62	$16.61	$16.93	$16.01	$13.18	$11.54	$11.98	$10.68
Number of accumulation units outstanding at end of period	160,350	181,597	174,596	175,437	212,753	201,993	180,568	181,460	157,737	127,113
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$20.67	$18.19	$17.19	$17.41	$16.45	$14.21	$12.60	$12.77	$11.49	$9.50
Value at end of period	$19.27	$20.67	$18.19	$17.19	$17.41	$16.45	$14.21	$12.60	$12.77	$11.49
Number of accumulation units outstanding at end of period	160,584	174,783	169,453	158,901	191,358	188,844	206,344	215,823	200,997	163,277
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.03	$12.72	$12.53	$12.59	$12.00	$12.41	$12.04	$11.31	$10.74	$10.22
Value at end of period	$12.89	$13.03	$12.72	$12.53	$12.59	$12.00	$12.41	$12.04	$11.31	$10.74
Number of accumulation units outstanding at end of period	9,883	9,924	10,261	8,564	32,445	21,315	27,027	29,210	7,470	14,755
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$27.96	$23.19	$20.93	$20.85	$18.53	$14.14	$12.30	$12.18	$10.69	$8.54
Value at end of period	$26.47	$27.96	$23.19	$20.93	$20.85	$18.53	$14.14	$12.30	$12.18	$10.69
Number of accumulation units outstanding at end of period	58,738	38,516	18,528	10,752	6,946	4,641	5,777	2,966	2,525	1,798
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.49	$35.81	$29.08	$29.82	$26.71	$20.49	$17.74	$18.46	$15.24	$11.32
Value at end of period	$33.57	$39.49	$35.81	$29.08	$29.82	$26.71	$20.49	$17.74	$18.46	$15.24
Number of accumulation units outstanding at end of period	6,174	9,409	6,070	5,063	30,469	31,967	28,440	30,202	22,573	27,781

CFI 134

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$39.87	$31.33	$29.97	$31.80	$30.70	$22.28	$18.76	$18.49	$14.73	$10.97
Value at end of period	$38.82	$39.87	$31.33	$29.97	$31.80	$30.70	$22.28	$18.76	$18.49	$14.73
Number of accumulation units outstanding at end of period	82,246	87,049	89,642	83,673	189,025	198,159	182,300	183,781	185,378	183,225
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.25	$13.87	$13.85	$14.16	$12.50	$12.12	$9.68	$10.29	$8.91	$6.71
Value at end of period	$13.85	$15.25	$13.87	$13.85	$14.16	$12.50	$12.12	$9.68	$10.29	$8.91
Number of accumulation units outstanding at end of period	21,684	24,781	22,049	26,355	140,266	150,514	142,823	151,285	131,857	193,885
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.92	$18.12	$17.51	$17.14	$13.30	$13.13	$11.45	$10.53	$8.29	$6.15
Value at end of period	$17.34	$18.92	$18.12	$17.51	$17.14	$13.30	$13.13	$11.45	$10.53	$8.29
Number of accumulation units outstanding at end of period	80,543	84,404	94,382	95,773	318,423	307,333	228,126	179,483	138,998	106,008
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$39.77	$32.96	$30.63	$29.97	$26.77	$20.01	$17.96	$18.99	$17.07	$13.07
Value at end of period	$35.92	$39.77	$32.96	$30.63	$29.97	$26.77	$20.01	$17.96	$18.99	$17.07
Number of accumulation units outstanding at end of period	8,972	9,992	9,292	9,077	38,379	36,629	39,104	35,214	33,519	24,340
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.31	$19.36	$15.77	$16.37	$15.81	$11.38	$10.04	$10.39	$8.36	$6.75
Value at end of period	$17.40	$21.31	$19.36	$15.77	$16.37	$15.81	$11.38	$10.04	$10.39	$8.36
Number of accumulation units outstanding at end of period	72,732	65,110	54,126	52,369	51,640	48,550	45,119	31,397	24,922	16,986
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$27.70	$23.72	$20.28	$21.74	$20.07	$14.98	$12.72	$13.09	$11.45	$8.98
Value at end of period	$24.08	$27.70	$23.72	$20.28	$21.74	$20.07	$14.98	$12.72	$13.09	$11.45
Number of accumulation units outstanding at end of period	18,655	19,486	17,910	18,615	118,192	129,558	137,973	173,061	197,947	316,125
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.58	$21.42	$18.72	$19.26	$17.81	$14.00	$12.83	$13.07	$11.72	$9.38
Value at end of period	$21.19	$23.58	$21.42	$18.72	$19.26	$17.81	$14.00	$12.83	$13.07	$11.72
Number of accumulation units outstanding at end of period	105,645	114,563	12,753	12,785	344,939	315,283	319,311	411,802	467,086	546,167
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.95	$22.07	$18.54	$19.24	$17.61	$13.25	$11.65	$12.00	$10.75	$8.74
Value at end of period	$21.40	$24.95	$22.07	$18.54	$19.24	$17.61	$13.25	$11.65	$12.00	$10.75
Number of accumulation units outstanding at end of period	89,546	88,850	78,853	81,696	109,397	104,366	92,052	90,259	82,935	64,296
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.28	$20.63	$18.40	$22.02	$21.98	$23.50	$19.87	$24.50	$20.52	$12.05
Value at end of period	$24.19	$29.28	$20.63	$18.40	$22.02	$21.98	$23.50	$19.87	$24.50	$20.52
Number of accumulation units outstanding at end of period	14,336	15,820	11,373	10,979	17,346	19,512	16,380	12,573	10,438	7,844
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.34	$35.74	$31.39	$32.62	$28.58	$21.89	$18.38	$18.19	$14.90	$11.95
Value at end of period	$35.15	$40.34	$35.74	$31.39	$32.62	$28.58	$21.89	$18.38	$18.19	$14.90
Number of accumulation units outstanding at end of period	54,487	55,203	38,690	36,510	141,013	117,879	81,306	78,124	73,277	101,952
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.03	$27.93	$23.14	$24.21	$22.51	$16.32	$13.85	$14.15	$11.25	$8.90
Value at end of period	$28.44	$32.03	$27.93	$23.14	$24.21	$22.51	$16.32	$13.85	$14.15	$11.25
Number of accumulation units outstanding at end of period	22,179	21,880	9,049	7,643	47,751	39,276	19,736	14,260	6,007	1,062
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.77	$20.50	$20.61	$19.34	$19.04	$15.09	$12.88	$14.13	$12.27	$8.59
Value at end of period	$23.93	$27.77	$20.50	$20.61	$19.34	$19.04	$15.09	$12.88	$14.13	$12.27
Number of accumulation units outstanding at end of period	85,149	128,152	15,925	18,770	558,744	585,573	619,713	902,391	998,274	1,132,254

CFI 135

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$22.16	$20.80	$18.33	$19.37	$19.44	$17.44	$15.12	$15.34	$12.99	$7.83
Value at end of period	$21.41	$22.16	$20.80	$18.33	$19.37	$19.44	$17.44	$15.12	$15.34	$12.99
Number of accumulation units outstanding at end of period	13,373	15,401	17,896	16,535	86,703	76,533	29,121	34,580	29,807	19,798
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$27.92	$24.44	$22.79	$21.82	$19.60	$16.16	$14.22	$13.93	$12.31	$9.30
Value at end of period	$27.85	$27.92	$24.44	$22.79	$21.82	$19.60	$16.16	$14.22	$13.93	$12.31
Number of accumulation units outstanding at end of period	1,081,643	1,012,831	929,588	875,985	3,485,937	3,359,523	3,081,701	2,868,974	2,599,970	2,125,620
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$31.84	$25.71	$24.11	$23.30	$21.45	$15.99	$13.87	$14.52	$11.38	$7.66
Value at end of period	$30.58	$31.84	$25.71	$24.11	$23.30	$21.45	$15.99	$13.87	$14.52	$11.38
Number of accumulation units outstanding at end of period	48,285	85,224	97	97	172,892	186,037	204,309	274,802	291,041	304,509
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$32.99	$28.60	$24.26	$26.25	$24.61	$19.11	$16.43	$16.70	$14.64	$11.80
Value at end of period	$29.69	$32.99	$28.60	$24.26	$26.25	$24.61	$19.11	$16.43	$16.70	$14.64
Number of accumulation units outstanding at end of period	91,437	90,402	82,835	77,166	75,982	69,534	67,391	50,329	40,795	31,298
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$39.65	$29.90	$29.68	$26.98	$25.01	$18.10	$15.34	$15.62	$13.46	$9.49
Value at end of period	$38.92	$39.65	$29.90	$29.68	$26.98	$25.01	$18.10	$15.34	$15.62	$13.46
Number of accumulation units outstanding at end of period	103,744	92,110	87,365	86,420	149,940	137,272	141,707	158,893	174,503	174,569
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.47	$16.13	$15.95	$16.22	$16.53	$14.56	$12.35	$14.20	$12.57	$9.21
Value at end of period	$17.45	$20.47	$16.13	$15.95	$16.22	$16.53	$14.56	$12.35	$14.20	$12.57
Number of accumulation units outstanding at end of period	35,857	35,643	36,194	32,982	40,557	36,779	38,650	30,539	25,851	22,212
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.01	$9.89	$9.78	$10.20	$11.00	$9.21	$7.81	$8.94	$8.27	$6.31
Value at end of period	$10.14	$12.01	$9.89	$9.78	$10.20	$11.00	$9.21	$7.81	$8.94	$8.27
Number of accumulation units outstanding at end of period	72,835	71,071	55,311	51,485	139,345	174,879	164,836	105,300	122,763	108,190
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.90	$13.55	$12.31	$13.42	$13.90	$10.72	$8.87	$9.48	$8.87	$6.75
Value at end of period	$13.52	$15.90	$13.55	$12.31	$13.42	$13.90	$10.72	$8.87	$9.48	$8.87
Number of accumulation units outstanding at end of period	807	2,409	2,362	3,504	14,642	12,687	8,911	8,697	9,110	17,591
WANGER INTERNATIONAL
Value at beginning of period	$15.81	$11.99	$12.25	$12.33	$12.99	$10.70	$8.87	$10.46	$8.44	$5.68
Value at end of period	$12.91	$15.81	$11.99	$12.25	$12.33	$12.99	$10.70	$8.87	$10.46	$8.44
Number of accumulation units outstanding at end of period	121,022	114,319	114,525	112,120	331,389	322,504	304,558	301,787	272,508	187,427
WANGER SELECT
Value at beginning of period	$31.36	$24.94	$22.17	$22.28	$21.76	$16.29	$13.86	$16.96	$13.50	$8.19
Value at end of period	$27.26	$31.36	$24.94	$22.17	$22.28	$21.76	$16.29	$13.86	$16.96	$13.50
Number of accumulation units outstanding at end of period	54,928	56,453	51,643	53,492	240,018	283,027	314,224	347,803	335,315	229,138
WANGER USA
Value at beginning of period	$30.92	$26.05	$23.09	$23.40	$22.50	$16.95	$14.23	$14.86	$12.13	$8.60
Value at end of period	$30.24	$30.92	$26.05	$23.09	$23.40	$22.50	$16.95	$14.23	$14.86	$12.13
Number of accumulation units outstanding at end of period	17,073	16,024	15,208	18,159	102,577	107,493	107,173	126,160	102,862	49,093
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$50.77	$46.06	$36.01	$38.01	$35.67	$26.03	$23.12	$23.80	$19.56	$15.18
Value at end of period	$43.48	$50.77	$46.06	$36.01	$38.01	$35.67	$26.03	$23.12	$23.80	$19.56
Number of accumulation units outstanding at end of period	2,591	3,576	4,105	4,277	81,075	88,185	110,343	127,424	151,883	174,732

CFI 136

Condensed Financial Information (continued)

TABLE 18
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$27.34	$21.62	$21.37	$21.02	$20.22	$15.13	$13.28	$14.12	$12.99	$9.96
Value at end of period	$26.67	$27.34	$21.62	$21.37	$21.02	$20.22	$15.13	$13.28	$14.12	$12.99
Number of accumulation units outstanding at end of period	13,689	5,950	4,344	2,831	3,822	4,841	1,884	1,424	2,218	1,813
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.15	$17.31	$16.21	$16.41	$14.51	$11.91	$10.79	$11.08	$9.64	$7.87
Value at end of period	$22.50	$22.15	$17.31	$16.21	$16.41	$14.51	$11.91	$10.79	$11.08	$9.64
Number of accumulation units outstanding at end of period	22,897	29,270	32,631	32,279	37,788	36,117	47,315	29,214	45,564	28,841
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$21.37	$17.70	$16.32	$16.94	$15.64	$12.16	$11.18	$11.05	$9.93	$8.38
Value at end of period	$20.09	$21.37	$17.70	$16.32	$16.94	$15.64	$12.16	$11.18	$11.05	$9.93
Number of accumulation units outstanding at end of period	76,542	80,916	93,983	94,554	98,724	94,583	95,087	74,525	86,108	54,964
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.61	$12.33	$11.87	$12.23	$12.00	$13.32	$12.58	$11.22	$10.73	$10.08
Value at end of period	$12.19	$12.61	$12.33	$11.87	$12.23	$12.00	$13.32	$12.58	$11.22	$10.73
Number of accumulation units outstanding at end of period	38,230	29,245	33,664	24,488	26,948	30,445	53,611	88,785	53,698	46,604
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.19	$9.88	$9.32	$9.83
Value at end of period	$10.31	$11.19	$9.88	$9.32
Number of accumulation units outstanding at end of period	14,078	22,594	2,377	74
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$20.39	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12
Value at end of period	$18.88	$20.39	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09
Number of accumulation units outstanding at end of period	122,791	133,260	123,209	133,236	130,124	128,546	119,035	125,236	165,091	96,818
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$18.51	$14.71	$14.02	$13.77	$13.63	$10.62	$8.77	$10.32	$8.33	$5.59
Value at end of period	$16.58	$18.51	$14.71	$14.02	$13.77	$13.63	$10.62	$8.77	$10.32	$8.33
Number of accumulation units outstanding at end of period	29,953	36,259	32,568	38,168	24,985	30,506	28,647	25,975	29,366	7,510
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.40	$12.11	$11.88	$11.95	$11.41	$11.73	$11.17	$10.58	$9.94	$8.72
Value at end of period	$12.29	$12.40	$12.11	$11.88	$11.95	$11.41	$11.73	$11.17	$10.58	$9.94
Number of accumulation units outstanding at end of period	20,277	27,356	26,655	28,244	22,689	22,551	21,236	36,203	55,690	50,694
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$30.53	$24.41	$22.69	$21.71	$20.03	$15.09	$12.62	$13.37	$12.00	$8.99
Value at end of period	$29.39	$30.53	$24.41	$22.69	$21.71	$20.03	$15.09	$12.62	$13.37	$12.00
Number of accumulation units outstanding at end of period	466,256	496,227	542,277	600,890	678,361	749,244	908,676	1,192,581	1,533,103	1,708,652

CFI 137

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$26.78	$22.47	$19.99	$20.19	$18.31	$14.00	$12.55	$11.82	$10.52	$8.91
Value at end of period	$25.77	$26.78	$22.47	$19.99	$20.19	$18.31	$14.00	$12.55	$11.82	$10.52
Number of accumulation units outstanding at end of period	254,616	263,214	277,967	305,473	378,784	407,184	488,082	582,125	647,140	782,031
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during June 2010)
Value at beginning of period	$23.77	$21.48	$17.45	$19.63	$18.03	$12.58	$10.89	$11.75	$10.05
Value at end of period	$19.20	$23.77	$21.48	$17.45	$19.63	$18.03	$12.58	$10.89	$11.75
Number of accumulation units outstanding at end of period	59,836	59,341	49,094	53,157	63,761	53,806	30,813	10,537	12,839
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$35.69	$31.04	$27.08	$28.46	$25.86	$18.02	$15.09	$17.16	$14.35
Value at end of period	$30.56	$35.69	$31.04	$27.08	$28.46	$25.86	$18.02	$15.09	$17.16
Number of accumulation units outstanding at end of period	9,788	9,604	9,440	9,215	12,132	11,730	4,864	3,313	4,218
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$13.05	$10.04	$11.20	$11.74	$11.96	$9.63	$7.74	$8.41	$8.01	$5.77
Value at end of period	$11.54	$13.05	$10.04	$11.20	$11.74	$11.96	$9.63	$7.74	$8.41	$8.01
Number of accumulation units outstanding at end of period	27,114	23,642	17,950	23,030	18,277	25,325	19,155	12,104	13,638	13,361
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during June 2015)
Value at beginning of period	$12.15	$10.48	$9.16	$10.03
Value at end of period	$11.47	$12.15	$10.48	$9.16
Number of accumulation units outstanding at end of period	47,871	36,981	40,637	1,946
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.64	$9.40	$10.09	$10.48
Value at end of period	$12.47	$11.64	$9.40	$10.09
Number of accumulation units outstanding at end of period	58,166	60,644	33,208	52,948
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$22.32	$20.09	$18.78	$19.35	$17.80	$15.20	$13.87	$13.37	$12.02	$9.67
Value at end of period	$21.55	$22.32	$20.09	$18.78	$19.35	$17.80	$15.20	$13.87	$13.37	$12.02
Number of accumulation units outstanding at end of period	72,763	69,352	64,968	66,347	70,663	72,959	79,710	74,785	94,091	99,478
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$16.67	$15.69	$14.98	$14.38	$11.13	$10.89	$9.48	$9.84
Value at end of period	$15.84	$16.67	$15.69	$14.98	$14.38	$11.13	$10.89	$9.48
Number of accumulation units outstanding at end of period	15,883	33,407	39,044	6,664	9,076	5,255	27,518	7,373
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.28
Number of accumulation units outstanding at end of period	58,095
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$19.07	$16.96	$15.00	$15.95	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10
Value at end of period	$16.37	$19.07	$16.96	$15.00	$15.95	$14.35	$10.71	$9.26	$9.76	$8.00
Number of accumulation units outstanding at end of period	14,455	17,577	19,124	28,981	41,402	17,116	12,009	7,795	16,671	14,223

CFI 138

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$16.87	$15.22	$11.71	$12.62	$12.07	$10.96
Value at end of period	$13.79	$16.87	$15.22	$11.71	$12.62	$12.07
Number of accumulation units outstanding at end of period	2,427	4,984	4,717	2,704	2,816	1,763
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$45.97	$38.02	$35.48	$35.53	$31.99	$24.57	$21.27	$22.00	$18.92	$14.05
Value at end of period	$42.69	$45.97	$38.02	$35.48	$35.53	$31.99	$24.57	$21.27	$22.00	$18.92
Number of accumulation units outstanding at end of period	727,008	762,311	843,331	914,204	970,598	1,049,633	1,203,781	1,219,477	1,443,747	1,606,596
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.92	$25.82	$22.05	$23.15	$21.46	$16.88	$14.51	$14.48	$12.68	$9.82
Value at end of period	$26.31	$28.92	$25.82	$22.05	$23.15	$21.46	$16.88	$14.51	$14.48	$12.68
Number of accumulation units outstanding at end of period	241,504	263,878	304,295	327,762	379,555	412,179	480,390	547,761	702,973	804,865
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$34.00	$25.36	$25.36	$23.85	$21.60	$15.97	$14.04	$14.12	$11.46	$9.01
Value at end of period	$33.67	$34.00	$25.36	$25.36	$23.85	$21.60	$15.97	$14.04	$14.12	$11.46
Number of accumulation units outstanding at end of period	227,152	235,921	246,802	278,693	314,773	351,913	418,633	422,829	500,714	579,019
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.78	$16.85	$17.89	$17.41	$19.09	$14.75	$12.32	$14.99	$13.36	$10.64
Value at end of period	$18.41	$21.78	$16.85	$17.89	$17.41	$19.09	$14.75	$12.32	$14.99	$13.36
Number of accumulation units outstanding at end of period	31,622	42,815	44,031	48,459	57,911	66,690	72,554	75,803	104,982	116,843
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$38.64	$35.20	$27.25	$29.66	$29.73	$22.00	$18.73	$19.62	$15.42	$12.04
Value at end of period	$33.39	$38.64	$35.20	$27.25	$29.66	$29.73	$22.00	$18.73	$19.62	$15.42
Number of accumulation units outstanding at end of period	18,265	18,392	23,229	27,862	35,016	35,238	32,811	29,653	38,028	36,126
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.36	$19.59	$17.63	$18.58	$17.92	$13.98	$12.77	$13.73	$12.30	$10.06
Value at end of period	$19.53	$22.36	$19.59	$17.63	$18.58	$17.92	$13.98	$12.77	$13.73	$12.30
Number of accumulation units outstanding at end of period	4,463	4,360	2,762	2,745	2,548	2,371	2,164	2,183	1,805	4,355
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$71.98	$56.98	$56.16	$53.91	$50.12	$36.05	$37.18
Value at end of period	$68.82	$71.98	$56.98	$56.16	$53.91	$50.12	$36.05
Number of accumulation units outstanding at end of period	9,138	9,538	11,377	11,137	12,560	14,859	17,634
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$18.74	$16.69	$15.26	$16.33	$15.22	$11.87	$10.51	$10.60	$9.75	$7.66
Value at end of period	$16.85	$18.74	$16.69	$15.26	$16.33	$15.22	$11.87	$10.51	$10.60	$9.75
Number of accumulation units outstanding at end of period	60,273	65,882	74,776	78,115	91,632	90,201	101,411	110,566	132,309	174,904
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$13.88	$10.54	$10.44	$11.70
Value at end of period	$13.07	$13.88	$10.54	$10.44
Number of accumulation units outstanding at end of period	72,854	44,524	40,987	13,438
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$42.62	$36.27	$34.95	$35.02	$32.53	$27.29	$24.21	$24.01	$22.33	$17.88
Value at end of period	$42.56	$42.62	$36.27	$34.95	$35.02	$32.53	$27.29	$24.21	$24.01	$22.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	30

CFI 139

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$50.27	$39.77	$35.68	$34.57	$30.97	$23.58	$20.27	$20.72	$16.60	$11.55
Value at end of period	$49.66	$50.27	$39.77	$35.68	$34.57	$30.97	$23.58	$20.27	$20.72	$16.60
Number of accumulation units outstanding at end of period	0	0	0	0	120	120	120	0	262	262
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$24.71	$24.04	$23.65	$23.79	$22.85	$23.07	$21.46	$20.27	$18.92	$16.85
Value at end of period	$24.27	$24.71	$24.04	$23.65	$23.79	$22.85	$23.07	$21.46	$20.27	$18.92
Number of accumulation units outstanding at end of period	13	13	13	13	13	13	13	20	20	32
JANUS HENDERSON GLOBAL RESEARCH PORTOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$23.55	$18.69	$18.45	$19.04	$17.86	$14.02	$11.77	$13.75	$11.97	$8.76
Value at end of period	$21.75	$23.55	$18.69	$18.45	$19.04	$17.86	$14.02	$11.77	$13.75	$11.97
Number of accumulation units outstanding at end of period	0	0	0	21	32	32	41	41	326	985
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$29.11	$22.95	$23.01	$22.02	$19.65	$15.19	$12.92	$13.75	$12.10	$8.95
Value at end of period	$28.13	$29.11	$22.95	$23.01	$22.02	$19.65	$15.19	$12.92	$13.75	$12.10
Number of accumulation units outstanding at end of period	0	0	0	14	63	63	69	56	56	56
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during July 2016)
Value at beginning of period	$11.76	$9.68	$9.98
Value at end of period	$10.05	$11.76	$9.68
Number of accumulation units outstanding at end of period	166	2,063	1,899
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.19	$21.30	$17.02	$17.79	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17
Value at end of period	$19.15	$23.19	$21.30	$17.02	$17.79	$17.07	$12.69	$11.02	$11.32	$9.14
Number of accumulation units outstanding at end of period	17,721	17,855	15,721	14,077	16,738	18,709	15,927	12,254	10,571	4,763
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$25.86	$24.40	$21.13	$22.14	$20.01	$15.48	$13.62	$14.31	$11.50	$9.15
Value at end of period	$21.80	$25.86	$24.40	$21.13	$22.14	$20.01	$15.48	$13.62	$14.31	$11.50
Number of accumulation units outstanding at end of period	39,802	42,108	44,526	50,136	55,266	60,442	71,649	76,154	85,236	106,700
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.28	$10.11	$10.11
Value at end of period	$10.31	$10.28	$10.11
Number of accumulation units outstanding at end of period	22,688	35,577	5,644
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.53	$10.29	$10.14	$10.22	$9.74	$9.77
Value at end of period	$10.43	$10.53	$10.29	$10.14	$10.22	$9.74
Number of accumulation units outstanding at end of period	90,485	69,272	62,363	28,856	24,866	14,298
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$21.75	$18.52	$16.99	$17.22	$15.74	$11.50	$10.46	$10.88	$8.95	$6.92
Value at end of period	$20.29	$21.75	$18.52	$16.99	$17.22	$15.74	$11.50	$10.46	$10.88	$8.95
Number of accumulation units outstanding at end of period	5,689	8,615	8,006	9,537	9,096	8,430	8,351	7,388	13,748	6,612
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$94.95	$71.01	$66.97	$78.55	$83.18	$77.39	$64.55	$79.45	$63.07	$34.98
Value at end of period	$82.75	$94.95	$71.01	$66.97	$78.55	$83.18	$77.39	$64.55	$79.45	$63.07
Number of accumulation units outstanding at end of period	40,742	46,655	48,579	48,321	47,816	50,628	57,155	33,006	36,457	45,493

CFI 140

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$47.92	$35.34	$35.60	$34.52	$34.02	$26.94	$22.39	$24.61	$21.39	$15.43
Value at end of period	$41.27	$47.92	$35.34	$35.60	$34.52	$34.02	$26.94	$22.39	$24.61	$21.39
Number of accumulation units outstanding at end of period	87	90	92	92	100	100	100	111	111	206
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$29.50	$26.05	$22.25	$23.83	$21.46	$15.34	$13.11	$13.51	$11.04	$8.11
Value at end of period	$26.25	$29.50	$26.05	$22.25	$23.83	$21.46	$15.34	$13.11	$13.51	$11.04
Number of accumulation units outstanding at end of period	8,523	8,574	12,789	14,238	13,707	19,025	12,197	8,064	8,601	10,671
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$19.07	$16.99	$16.18	$16.40	$15.30	$13.26	$12.01	$12.33	$11.11	$9.23
Value at end of period	$18.14	$19.07	$16.99	$16.18	$16.40	$15.30	$13.26	$12.01	$12.33	$11.11
Number of accumulation units outstanding at end of period	8,230	11,676	12,774	16,002	15,913	15,865	23,313	22,568	31,747	41,352
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during February 2016)
Value at beginning of period	$6.26	$6.16	$5.16
Value at end of period	$5.33	$6.26	$6.16
Number of accumulation units outstanding at end of period	375	0	1
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.90	$15.47	$14.82	$15.36	$15.01	$16.67	$15.45	$13.95	$13.01	$11.08
Value at end of period	$15.43	$15.90	$15.47	$14.82	$15.36	$15.01	$16.67	$15.45	$13.95	$13.01
Number of accumulation units outstanding at end of period	77,630	77,859	87,270	87,701	105,068	121,864	303,365	195,983	152,794	137,908
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.76	$19.51	$17.22	$18.07	$18.20	$16.37	$14.22	$14.58	$12.45	$7.82
Value at end of period	$19.91	$20.76	$19.51	$17.22	$18.07	$18.20	$16.37	$14.22	$14.58	$12.45
Number of accumulation units outstanding at end of period	11,890	14,115	14,964	16,594	15,694	14,377	18,755	18,007	19,868	23,447
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.21	$9.98	$9.94	$9.96
Value at end of period	$10.18	$10.21	$9.98	$9.94
Number of accumulation units outstanding at end of period	6,928	6,715	6,657	2,496
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$33.25	$32.75	$31.08	$32.72	$32.47	$32.02	$27.87	$28.78	$25.74	$21.83
Value at end of period	$33.40	$33.25	$32.75	$31.08	$32.72	$32.47	$32.02	$27.87	$28.78	$25.74
Number of accumulation units outstanding at end of period	122,462	123,971	130,961	140,465	160,902	165,845	170,474	144,177	156,624	103,251
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$12.79	$10.38	$10.71
Value at end of period	$10.28	$12.79	$10.38
Number of accumulation units outstanding at end of period	1,567	3,438	85
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.84	$3.53	$2.44	$3.35	$3.68	$7.64	$8.76	$9.70
Value at end of period	$3.34	$3.84	$3.53	$2.44	$3.35	$3.68	$7.64	$8.76
Number of accumulation units outstanding at end of period	16,657	15,550	14,480	28,663	20,082	13,572	11,777	9,059
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.61	$21.63	$20.22	$20.77	$19.71	$17.02	$15.10	$15.42	$13.63	$11.52
Value at end of period	$22.75	$24.61	$21.63	$20.22	$20.77	$19.71	$17.02	$15.10	$15.42	$13.63
Number of accumulation units outstanding at end of period	303,528	342,348	468,472	504,045	540,326	611,554	676,425	798,510	1,048,247	1,199,186

CFI 141

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.66	$10.69	$9.64	$10.07
Value at end of period	$11.71	$12.66	$10.69	$9.64
Number of accumulation units outstanding at end of period	18,799	27,469	32,453	10,735
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.58	$14.32	$13.58	$14.31	$14.36	$15.08	$14.09	$13.70	$11.92	$9.88
Value at end of period	$15.15	$15.58	$14.32	$13.58	$14.31	$14.36	$15.08	$14.09	$13.70	$11.92
Number of accumulation units outstanding at end of period	154,761	161,791	170,360	203,062	219,755	240,767	309,158	341,046	417,025	433,939
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.10	$9.86	$9.37	$10.02
Value at end of period	$10.94	$12.10	$9.86	$9.37
Number of accumulation units outstanding at end of period	263,989	280,695	306,847	337,706
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.79	$10.34	$9.75	$10.17	$10.30
Value at end of period	$10.85	$11.79	$10.34	$9.75	$10.17
Number of accumulation units outstanding at end of period	8,617	7,866	8,291	6,871	1,222
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.74	$12.77	$12.85	$12.95	$13.05	$13.15	$13.26	$13.36	$13.43	$13.50
Value at end of period	$12.84	$12.74	$12.77	$12.85	$12.95	$13.05	$13.15	$13.26	$13.36	$13.43
Number of accumulation units outstanding at end of period	634,108	761,941	766,726	563,610	638,704	677,218	822,784	1,051,569	1,061,434	1,299,450
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.31	$18.69	$17.16	$17.55	$15.98	$12.33	$10.73	$10.85	$9.58	$7.42
Value at end of period	$21.15	$22.31	$18.69	$17.16	$17.55	$15.98	$12.33	$10.73	$10.85	$9.58
Number of accumulation units outstanding at end of period	1,211,227	1,421,074	1,621,987	1,819,374	1,990,886	2,217,734	2,306,131	2,497,907	2,830,961	2,776,010
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.48	$20.38	$17.93	$18.44	$18.38	$17.54	$15.51	$14.97	$13.21	$8.91
Value at end of period	$20.62	$21.48	$20.38	$17.93	$18.44	$18.38	$17.54	$15.51	$14.97	$13.21
Number of accumulation units outstanding at end of period	36,673	37,833	32,910	36,060	37,301	58,340	123,565	49,707	18,855	22,295
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.87	$24.97	$22.82	$22.81	$20.20	$15.32	$13.49	$13.61	$12.04	$9.85
Value at end of period	$28.54	$30.87	$24.97	$22.82	$22.81	$20.20	$15.32	$13.49	$13.61	$12.04
Number of accumulation units outstanding at end of period	385,577	392,100	455,224	463,698	494,073	553,654	665,968	736,738	839,034	910,116
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$50.76	$45.05	$38.44	$39.45	$36.30	$27.19	$23.29	$23.75	$19.64	$15.03
Value at end of period	$43.13	$50.76	$45.05	$38.44	$39.45	$36.30	$27.19	$23.29	$23.75	$19.64
Number of accumulation units outstanding at end of period	167,719	177,017	196,150	223,264	246,568	277,462	328,867	380,698	479,449	562,847
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.32	$33.31	$26.37	$27.47	$26.26	$18.55	$16.64	$16.90	$13.86	$11.19
Value at end of period	$31.56	$36.32	$33.31	$26.37	$27.47	$26.26	$18.55	$16.64	$16.90	$13.86
Number of accumulation units outstanding at end of period	127,890	139,550	150,782	167,203	179,160	216,505	249,325	299,262	427,589	466,993
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2016)
Value at beginning of period	$21.53	$18.93	$18.52
Value at end of period	$20.25	$21.53	$18.93
Number of accumulation units outstanding at end of period	8,879	4,671	417

CFI 142

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2012)
Value at beginning of period	$24.12	$20.54	$19.21	$19.68	$18.73	$15.48	$14.74
Value at end of period	$22.22	$24.12	$20.54	$19.21	$19.68	$18.73	$15.48
Number of accumulation units outstanding at end of period	71,879	66,946	63,276	63,719	4,185	1,298	1,320
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.66	$21.52	$20.08	$20.62	$19.61	$15.93	$13.86	$14.59
Value at end of period	$23.31	$25.66	$21.52	$20.08	$20.62	$19.61	$15.93	$13.86
Number of accumulation units outstanding at end of period	1,941	1,699	1,699	497	497	497	497	497
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2017)
Value at beginning of period	$20.39	$20.33
Value at end of period	$18.47	$20.39
Number of accumulation units outstanding at end of period	8,101	9,268
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2011)
Value at beginning of period	$16.82	$15.54	$14.93	$15.22	$14.49	$13.55	$12.59	$12.25
Value at end of period	$16.14	$16.82	$15.54	$14.93	$15.22	$14.49	$13.55	$12.59
Number of accumulation units outstanding at end of period	1,696	53	587	587	59,891	57,079	83,324	51,084
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.06	$22.13	$21.38	$21.43	$20.25	$20.43	$18.83	$17.65	$16.20	$14.63
Value at end of period	$22.75	$23.06	$22.13	$21.38	$21.43	$20.25	$20.43	$18.83	$17.65	$16.20
Number of accumulation units outstanding at end of period	451,449	490,057	544,452	539,084	495,053	544,593	653,833	668,572	746,514	848,415
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.32	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53	$5.93
Value at end of period	$9.69	$11.32	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53
Number of accumulation units outstanding at end of period	68,525	67,923	77,134	100,139	105,980	89,160	104,351	89,628	86,820	91,183
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.87	$19.32	$18.73	$17.75	$15.75	$12.12	$10.35	$10.32
Value at end of period	$24.31	$24.87	$19.32	$18.73	$17.75	$15.75	$12.12	$10.35
Number of accumulation units outstanding at end of period	596,312	598,844	625,610	682,568	702,153	533,248	522,501	384,592
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.83	$14.94	$13.23	$13.96	$12.78	$9.84	$8.65	$8.42	$7.11	$6.36
Value at end of period	$15.40	$16.83	$14.94	$13.23	$13.96	$12.78	$9.84	$8.65	$8.42	$7.11
Number of accumulation units outstanding at end of period	573,259	650,144	710,134	796,483	859,366	832,823	535,365	659,811	661,703	793,105
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$35.63	$28.72	$26.98	$27.06	$25.06	$19.14	$16.90	$17.12	$13.24	$9.44
Value at end of period	$32.70	$35.63	$28.72	$26.98	$27.06	$25.06	$19.14	$16.90	$17.12	$13.24
Number of accumulation units outstanding at end of period	191,164	197,704	158,799	171,025	169,937	188,798	123,487	97,926	103,333	66,790
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during September 2016)
Value at beginning of period	$13.66	$10.16	$10.52
Value at end of period	$10.60	$13.66	$10.16
Number of accumulation units outstanding at end of period	11,150	2,537	5

CFI 143

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$35.67	$27.39	$25.91	$24.27	$21.63	$16.52	$14.54	$14.07	$12.57	$10.71
Value at end of period	$35.04	$35.67	$27.39	$25.91	$24.27	$21.63	$16.52	$14.54	$14.07	$12.57
Number of accumulation units outstanding at end of period	30,572	20,413	20,605	18,912	9,774	5,186	4,704	4,440	4,496	5,515
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.06	$17.32	$15.74	$15.54	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64
Value at end of period	$20.17	$21.06	$17.32	$15.74	$15.54	$13.87	$10.59	$9.24	$9.08	$8.16
Number of accumulation units outstanding at end of period	276,097	234,038	189,442	185,279	149,769	125,527	116,814	19,665	3,005	3,830
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.72	$23.79	$20.80	$21.79	$19.57	$15.01	$13.05	$13.08	$11.86	$10.06
Value at end of period	$24.69	$26.72	$23.79	$20.80	$21.79	$19.57	$15.01	$13.05	$13.08	$11.86
Number of accumulation units outstanding at end of period	12,727	11,248	16,237	10,152	3,748	2,787	1,966	2,864	3,679	3,410
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$33.86	$27.45	$25.90	$26.32	$23.88	$17.84	$15.57	$16.05	$12.86	$11.41
Value at end of period	$31.79	$33.86	$27.45	$25.90	$26.32	$23.88	$17.84	$15.57	$16.05	$12.86
Number of accumulation units outstanding at end of period	5,696	5,028	7,794	3,708	3,637	3,234	3,047	2,663	1,848	3,108
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.87	$18.69	$16.61	$17.23	$15.41	$11.58	$9.97	$10.24	$8.25	$5.93
Value at end of period	$19.68	$21.87	$18.69	$16.61	$17.23	$15.41	$11.58	$9.97	$10.24	$8.25
Number of accumulation units outstanding at end of period	158,032	162,302	164,971	149,069	129,336	121,202	101,912	24,192	22,212	15,185
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.25	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98	$8.75	$6.97
Value at end of period	$19.59	$22.25	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98	$8.75
Number of accumulation units outstanding at end of period	83,681	73,951	79,497	79,869	70,757	66,279	64,408	14,290	19,783	10,942
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.75	$20.16	$17.92	$18.23	$17.40	$12.61	$11.04	$11.03	$8.40	$6.46
Value at end of period	$19.82	$23.75	$20.16	$17.92	$18.23	$17.40	$12.61	$11.04	$11.03	$8.40
Number of accumulation units outstanding at end of period	77,072	78,037	71,233	85,189	79,414	84,916	96,640	100,019	103,263	91,859
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$49.43	$44.77	$36.25	$36.83	$34.85	$25.50	$22.45	$23.20	$18.80	$14.86
Value at end of period	$41.26	$49.43	$44.77	$36.25	$36.83	$34.85	$25.50	$22.45	$23.20	$18.80
Number of accumulation units outstanding at end of period	137,654	149,121	164,878	188,234	202,789	226,560	283,186	356,546	415,574	480,037
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.25	$15.96	$15.19	$15.33	$14.63	$12.68	$11.27	$11.72	$10.38	$8.32
Value at end of period	$17.07	$18.25	$15.96	$15.19	$15.33	$14.63	$12.68	$11.27	$11.72	$10.38
Number of accumulation units outstanding at end of period	155,274	164,079	160,085	82,774	75,506	67,823	78,107	43,268	43,171	50,475
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$19.79	$16.70	$15.85	$16.05	$15.31	$12.82	$11.23	$11.87	$10.45	$8.20
Value at end of period	$17.99	$19.79	$16.70	$15.85	$16.05	$15.31	$12.82	$11.23	$11.87	$10.45
Number of accumulation units outstanding at end of period	146,180	132,076	123,194	78,495	67,851	60,838	61,983	33,557	38,361	32,178
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.61	$17.13	$16.23	$16.52	$15.70	$12.82	$11.19	$11.89	$10.41	$8.08
Value at end of period	$18.35	$20.61	$17.13	$16.23	$16.52	$15.70	$12.82	$11.19	$11.89	$10.41
Number of accumulation units outstanding at end of period	82,770	68,366	58,734	42,223	36,684	34,032	78,763	48,898	38,277	25,564

CFI 144

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$20.18	$16.72	$15.83	$16.10	$15.27	$12.47	$10.88	$11.56	$11.32
Value at end of period	$17.90	$20.18	$16.72	$15.83	$16.10	$15.27	$12.47	$10.88	$11.56
Number of accumulation units outstanding at end of period	36,250	27,286	19,043	735	588	567	1,623	1,023	516
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$14.98	$13.16	$12.48	$12.63	$11.98	$10.44	$9.25	$9.56	$8.55	$6.93
Value at end of period	$13.87	$14.98	$13.16	$12.48	$12.63	$11.98	$10.44	$9.25	$9.56	$8.55
Number of accumulation units outstanding at end of period	9,825	9,424	10,057	11,789	16,648	15,945	8,331	8,442	4,701	1,445
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.18	$14.92	$14.39	$14.49	$13.81	$13.02	$11.95	$12.01	$11.04	$9.50
Value at end of period	$15.56	$16.18	$14.92	$14.39	$14.49	$13.81	$13.02	$11.95	$12.01	$11.04
Number of accumulation units outstanding at end of period	102,110	114,109	124,437	42,525	1,252	1,367	6,060	4,006	3,148	3,327
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$14.27	$13.04	$12.41	$12.56	$11.99	$11.04	$9.93	$10.08	$9.14	$7.66
Value at end of period	$13.55	$14.27	$13.04	$12.41	$12.56	$11.99	$11.04	$9.93	$10.08	$9.14
Number of accumulation units outstanding at end of period	18,670	17,529	20,107	18,044	25,219	20,359	18,868	21,633	17,739	12,786
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.86	$19.93	$19.01	$19.20	$18.16	$16.32	$14.65	$14.51	$13.17	$11.26
Value at end of period	$20.81	$21.86	$19.93	$19.01	$19.20	$18.16	$16.32	$14.65	$14.51	$13.17
Number of accumulation units outstanding at end of period	28,661	27,581	29,687	34,145	31,591	33,830	36,513	38,966	43,932	58,550
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.71	$18.57	$17.50	$17.86	$16.89	$13.91	$12.19	$12.66	$11.29	$9.09
Value at end of period	$19.75	$21.71	$18.57	$17.50	$17.86	$16.89	$13.91	$12.19	$12.66	$11.29
Number of accumulation units outstanding at end of period	56,805	58,831	67,595	66,936	64,404	61,309	67,514	71,756	74,677	99,918
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.58	$19.00	$17.96	$18.21	$17.21	$14.88	$13.20	$13.38	$12.04	$9.96
Value at end of period	$20.12	$21.58	$19.00	$17.96	$18.21	$17.21	$14.88	$13.20	$13.38	$12.04
Number of accumulation units outstanding at end of period	30,676	58,573	57,218	58,924	57,592	63,732	63,276	79,288	85,767	92,277
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.97	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30	$10.73	$10.22
Value at end of period	$12.82	$12.97	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30	$10.73
Number of accumulation units outstanding at end of period	33,894	32,669	24,039	17,302	31,450	10,323	38,540	33,749	77,140	11,857
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$27.77	$23.04	$20.80	$20.74	$18.44	$14.08	$12.26	$12.14	$10.66	$8.52
Value at end of period	$26.27	$27.77	$23.04	$20.80	$20.74	$18.44	$14.08	$12.26	$12.14	$10.66
Number of accumulation units outstanding at end of period	4,745	4,626	4,462	4,245	3,959	3,333	2,928	2,928	7,255	9,503
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.18	$35.55	$28.88	$29.63	$26.55	$20.38	$17.65	$18.38	$15.18	$11.28
Value at end of period	$33.29	$39.18	$35.55	$28.88	$29.63	$26.55	$20.38	$17.65	$18.38	$15.18
Number of accumulation units outstanding at end of period	26,821	34,099	34,235	14,057	14,023	16,719	12,352	5,884	4,993	8,298
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$39.56	$31.11	$29.77	$31.60	$30.52	$22.16	$18.67	$18.41	$14.67	$10.94
Value at end of period	$38.50	$39.56	$31.11	$29.77	$31.60	$30.52	$22.16	$18.67	$18.41	$14.67
Number of accumulation units outstanding at end of period	23,612	27,073	29,428	35,971	38,776	45,977	51,218	57,241	55,315	71,146
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.18	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71
Value at end of period	$13.77	$15.18	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90
Number of accumulation units outstanding at end of period	95,273	108,486	115,728	144,805	154,764	160,381	168,001	192,413	221,760	237,654

CFI 145

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.81	$18.02	$17.43	$17.07	$13.25	$13.08	$11.41	$10.51	$8.28	$6.14
Value at end of period	$17.23	$18.81	$18.02	$17.43	$17.07	$13.25	$13.08	$11.41	$10.51	$8.28
Number of accumulation units outstanding at end of period	53,025	61,809	70,687	93,719	99,780	99,461	118,098	113,029	110,138	74,994
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$39.45	$32.71	$30.41	$29.77	$26.60	$19.90	$17.87	$18.90	$17.00	$13.02
Value at end of period	$35.62	$39.45	$32.71	$30.41	$29.77	$26.60	$19.90	$17.87	$18.90	$17.00
Number of accumulation units outstanding at end of period	5,364	5,691	5,879	7,473	7,252	8,767	7,966	5,469	14,806	13,198
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.19	$19.26	$15.69	$16.30	$15.75	$11.34	$10.01	$10.37	$8.34	$6.74
Value at end of period	$17.29	$21.19	$19.26	$15.69	$16.30	$15.75	$11.34	$10.01	$10.37	$8.34
Number of accumulation units outstanding at end of period	14,934	8,561	6,609	4,657	4,712	4,792	3,347	3,730	1,556	106
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$27.48	$23.54	$20.15	$21.60	$19.95	$14.90	$12.65	$13.03	$11.41	$8.95
Value at end of period	$23.88	$27.48	$23.54	$20.15	$21.60	$19.95	$14.90	$12.65	$13.03	$11.41
Number of accumulation units outstanding at end of period	21,297	28,262	31,317	49,759	48,987	56,131	52,032	61,938	73,376	79,566
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.66	$21.51	$18.81	$19.36	$17.91	$14.45	$12.91	$13.16	$11.81	$9.70
Value at end of period	$21.25	$23.66	$21.51	$18.81	$19.36	$17.91	$14.45	$12.91	$13.16	$11.81
Number of accumulation units outstanding at end of period	216,560	249,310	270,267	301,823	346,959	361,002	422,068	553,106	684,091	787,964
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.79	$21.94	$18.44	$19.15	$17.53	$13.20	$11.62	$11.97	$10.72	$8.72
Value at end of period	$21.25	$24.79	$21.94	$18.44	$19.15	$17.53	$13.20	$11.62	$11.97	$10.72
Number of accumulation units outstanding at end of period	189,465	185,545	161,796	154,341	140,563	143,379	82,660	22,619	18,727	13,194
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.10	$20.51	$18.30	$21.91	$21.89	$23.41	$19.81	$24.43	$20.47	$12.03
Value at end of period	$24.03	$29.10	$20.51	$18.30	$21.91	$21.89	$23.41	$19.81	$24.43	$20.47
Number of accumulation units outstanding at end of period	23,727	23,235	21,677	26,520	27,562	28,034	30,122	28,118	33,474	36,507
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.02	$35.48	$31.18	$32.41	$28.41	$21.77	$18.29	$18.11	$14.84	$11.91
Value at end of period	$34.86	$40.02	$35.48	$31.18	$32.41	$28.41	$21.77	$18.29	$18.11	$14.84
Number of accumulation units outstanding at end of period	11,424	13,171	13,328	11,967	13,185	13,098	10,156	6,392	8,641	11,488
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.83	$27.76	$23.02	$24.09	$22.41	$16.26	$13.81	$14.11	$11.22	$8.88
Value at end of period	$28.25	$31.83	$27.76	$23.02	$24.09	$22.41	$16.26	$13.81	$14.11	$11.22
Number of accumulation units outstanding at end of period	61,231	58,345	56,809	47,514	51,532	44,788	29,370	14,433	12,133	9,373
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.87	$20.58	$20.70	$20.04	$19.74	$15.66	$12.97	$14.23	$12.36	$8.93
Value at end of period	$24.00	$27.87	$20.58	$20.70	$20.04	$19.74	$15.66	$12.97	$14.23	$12.36
Number of accumulation units outstanding at end of period	565,990	619,537	698,280	796,972	846,605	939,223	1,125,891	1,285,118	1,532,832	1,762,158
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$22.03	$20.69	$18.25	$19.28	$19.37	$17.38	$15.08	$15.31	$12.97	$7.82
Value at end of period	$21.27	$22.03	$20.69	$18.25	$19.28	$19.37	$17.38	$15.08	$15.31	$12.97
Number of accumulation units outstanding at end of period	14,838	14,773	15,127	14,315	19,830	20,806	22,025	23,731	10,342	6,533
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$27.74	$24.30	$22.67	$21.71	$19.52	$16.10	$14.18	$13.89	$12.28	$9.29
Value at end of period	$27.66	$27.74	$24.30	$22.67	$21.71	$19.52	$16.10	$14.18	$13.89	$12.28
Number of accumulation units outstanding at end of period	1,167,699	1,126,384	1,113,816	982,257	895,627	794,854	797,658	552,458	477,101	384,450

CFI 146

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$31.96	$25.81	$24.22	$23.93	$21.57	$16.09	$13.96	$14.62	$11.47	$7.89
Value at end of period	$30.67	$31.96	$25.81	$24.22	$23.93	$21.57	$16.09	$13.96	$14.62	$11.47
Number of accumulation units outstanding at end of period	310,487	332,732	372,403	434,733	482,366	519,349	590,887	660,822	783,694	817,391
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$32.70	$28.36	$24.06	$26.06	$24.44	$18.99	$16.33	$16.61	$14.57	$11.75
Value at end of period	$29.41	$32.70	$28.36	$24.06	$26.06	$24.44	$18.99	$16.33	$16.61	$14.57
Number of accumulation units outstanding at end of period	30,973	30,934	30,346	41,026	50,956	56,576	59,203	53,764	63,434	52,484
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$43.24	$32.63	$32.40	$29.48	$27.34	$19.79	$16.78	$17.09	$14.75	$10.40
Value at end of period	$42.43	$43.24	$32.63	$32.40	$29.48	$27.34	$19.79	$16.78	$17.09	$14.75
Number of accumulation units outstanding at end of period	230,701	228,972	216,203	246,058	234,154	247,232	257,931	242,212	290,430	305,839
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.34	$16.03	$15.86	$16.14	$16.45	$14.51	$12.31	$14.16	$12.54	$9.19
Value at end of period	$17.33	$20.34	$16.03	$15.86	$16.14	$16.45	$14.51	$12.31	$14.16	$12.54
Number of accumulation units outstanding at end of period	12,530	13,559	14,028	15,186	14,472	17,211	16,654	23,176	31,202	47,415
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.95	$9.85	$9.75	$10.16	$10.97	$9.19	$7.79	$8.93	$8.27	$6.31
Value at end of period	$10.08	$11.95	$9.85	$9.75	$10.16	$10.97	$9.19	$7.79	$8.93	$8.27
Number of accumulation units outstanding at end of period	183,402	204,905	216,510	248,222	252,164	264,397	282,706	292,580	315,547	345,736
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.81	$13.48	$12.25	$13.36	$13.85	$10.69	$8.85	$9.46	$8.85	$6.74
Value at end of period	$13.43	$15.81	$13.48	$12.25	$13.36	$13.85	$10.69	$8.85	$9.46	$8.85
Number of accumulation units outstanding at end of period	12,471	9,683	7,668	7,485	7,579	6,217	5,918	4,944	4,877	5,588
WANGER INTERNATIONAL
Value at beginning of period	$15.73	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67
Value at end of period	$12.84	$15.73	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43
Number of accumulation units outstanding at end of period	63,201	62,971	60,846	70,477	70,165	74,853	62,471	53,069	48,365	74,098
WANGER SELECT
Value at beginning of period	$31.14	$24.78	$22.04	$22.16	$21.66	$16.22	$13.81	$16.90	$13.46	$8.17
Value at end of period	$27.06	$31.14	$24.78	$22.04	$22.16	$21.66	$16.22	$13.81	$16.90	$13.46
Number of accumulation units outstanding at end of period	66,251	68,385	77,194	79,082	84,173	86,139	95,493	62,300	75,495	52,757
WANGER USA
Value at beginning of period	$30.71	$25.89	$22.95	$23.28	$22.40	$16.88	$14.18	$14.81	$12.10	$8.58
Value at end of period	$30.02	$30.71	$25.89	$22.95	$23.28	$22.40	$16.88	$14.18	$14.81	$12.10
Number of accumulation units outstanding at end of period	43,756	39,833	43,616	44,903	39,904	50,473	53,021	28,775	23,154	11,530
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$50.33	$45.69	$35.73	$37.74	$35.43	$25.87	$22.98	$23.68	$19.47	$15.11
Value at end of period	$43.08	$50.33	$45.69	$35.73	$37.74	$35.43	$25.87	$22.98	$23.68	$19.47
Number of accumulation units outstanding at end of period	14,641	15,919	15,611	15,550	15,988	14,818	15,445	9,696	9,855	11,211

CFI 147

Condensed Financial Information (continued)

TABLE 19
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.85%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$27.22	$21.54	$21.30	$20.96	$20.18	$15.10	$13.26	$14.11	$12.99	$10.24
Value at end of period	$26.54	$27.22	$21.54	$21.30	$20.96	$20.18	$15.10	$13.26	$14.11	$12.99
Number of accumulation units outstanding at end of period	7,534	7,308	14,633	13,321	8,374	9,786	10,060	8,945	10,105	4,246
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.04	$17.24	$16.15	$16.36	$14.47	$11.88	$10.77	$11.07	$9.63	$7.96
Value at end of period	$22.39	$22.04	$17.24	$16.15	$16.36	$14.47	$11.88	$10.77	$11.07	$9.63
Number of accumulation units outstanding at end of period	93,020	105,047	108,039	142,446	186,391	194,063	265,698	199,120	109,431	19,265
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.27	$17.63	$16.26	$16.88	$15.60	$12.13	$11.16	$11.04	$9.92	$8.16
Value at end of period	$19.99	$21.27	$17.63	$16.26	$16.88	$15.60	$12.13	$11.16	$11.04	$9.92
Number of accumulation units outstanding at end of period	158,002	196,942	222,064	271,386	334,337	350,731	398,801	307,773	196,018	44,451
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.56	$12.28	$11.83	$12.19	$11.98	$13.29	$12.57	$11.22	$10.72	$10.10
Value at end of period	$12.14	$12.56	$12.28	$11.83	$12.19	$11.98	$13.29	$12.57	$11.22	$10.72
Number of accumulation units outstanding at end of period	30,463	51,413	118,745	110,548	124,216	155,781	327,961	296,243	95,860	59,424
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.17	$9.87	$9.32	$9.67
Value at end of period	$10.29	$11.17	$9.87	$9.32
Number of accumulation units outstanding at end of period	15,101	18,861	25,434	1,226
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$20.29	$16.60	$14.88	$14.52	$13.45	$10.32	$8.89	$9.14	$8.08	$6.11
Value at end of period	$18.78	$20.29	$16.60	$14.88	$14.52	$13.45	$10.32	$8.89	$9.14	$8.08
Number of accumulation units outstanding at end of period	170,991	170,406	138,835	136,136	156,007	150,094	234,545	254,777	231,632	141,752
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$18.42	$14.65	$13.96	$13.72	$13.59	$10.60	$8.76	$10.31	$8.32	$5.46
Value at end of period	$16.49	$18.42	$14.65	$13.96	$13.72	$13.59	$10.60	$8.76	$10.31	$8.32
Number of accumulation units outstanding at end of period	22,157	22,256	20,545	31,954	20,787	23,918	44,881	40,921	32,025	3,193
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.34	$12.06	$11.84	$11.91	$11.38	$11.71	$11.15	$10.56	$9.93	$8.72
Value at end of period	$12.22	$12.34	$12.06	$11.84	$11.91	$11.38	$11.71	$11.15	$10.56	$9.93
Number of accumulation units outstanding at end of period	28,086	33,027	42,219	43,982	54,183	55,975	85,105	89,164	78,642	53,288
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$30.32	$24.25	$22.56	$21.60	$19.94	$15.02	$12.57	$13.33	$11.97	$8.97
Value at end of period	$29.18	$30.32	$24.25	$22.56	$21.60	$19.94	$15.02	$12.57	$13.33	$11.97
Number of accumulation units outstanding at end of period	284,057	307,042	345,287	379,217	487,442	529,707	927,583	1,035,804	1,102,940	758,979

CFI 148

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$26.60	$22.33	$19.87	$20.08	$18.22	$13.94	$12.50	$11.78	$10.49	$8.89
Value at end of period	$25.58	$26.60	$22.33	$19.87	$20.08	$18.22	$13.94	$12.50	$11.78	$10.49
Number of accumulation units outstanding at end of period	264,005	257,328	258,374	206,608	226,391	226,825	443,507	452,720	455,530	325,085
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2010)
Value at beginning of period	$23.68	$21.41	$17.41	$19.58	$18.00	$12.56	$10.88	$11.74	$9.81
Value at end of period	$19.11	$23.68	$21.41	$17.41	$19.58	$18.00	$12.56	$10.88	$11.74
Number of accumulation units outstanding at end of period	73,026	88,648	109,199	133,810	147,479	126,217	77,648	62,050	20,466
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$23.98	$20.87	$18.21	$19.15	$17.41	$12.13	$10.17	$11.57	$10.32
Value at end of period	$20.52	$23.98	$20.87	$18.21	$19.15	$17.41	$12.13	$10.17	$11.57
Number of accumulation units outstanding at end of period	21,644	25,252	53,096	59,906	48,308	46,850	35,479	37,166	10,374
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.98	$9.99	$11.15	$11.70	$11.92	$9.60	$7.72	$8.40	$8.00	$5.77
Value at end of period	$11.47	$12.98	$9.99	$11.15	$11.70	$11.92	$9.60	$7.72	$8.40	$8.00
Number of accumulation units outstanding at end of period	27,775	35,649	44,125	47,746	35,209	27,633	44,933	37,155	40,839	22,282
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during October 2015)
Value at beginning of period	$12.13	$10.48	$9.16	$9.08
Value at end of period	$11.45	$12.13	$10.48	$9.16
Number of accumulation units outstanding at end of period	6,707	2,917	17,829	1,929
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$29.48	$26.55	$24.82	$25.59	$23.55	$20.13	$18.37	$17.72	$15.94	$12.83
Value at end of period	$28.45	$29.48	$26.55	$24.82	$25.59	$23.55	$20.13	$18.37	$17.72	$15.94
Number of accumulation units outstanding at end of period	42,194	42,477	49,113	55,701	58,439	69,557	94,322	116,153	132,391	128,599
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$16.61	$15.65	$14.94	$14.35	$11.12	$10.88	$9.48	$9.87
Value at end of period	$15.78	$16.61	$15.65	$14.94	$14.35	$11.12	$10.88	$9.48
Number of accumulation units outstanding at end of period	17,139	27,668	26,810	28,619	20,526	5,785	9,087	2,181
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.28
Number of accumulation units outstanding at end of period	19,647
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$18.97	$16.88	$14.94	$15.89	$14.31	$10.68	$9.25	$9.74	$7.99	$6.10
Value at end of period	$16.28	$18.97	$16.88	$14.94	$15.89	$14.31	$10.68	$9.25	$9.74	$7.99
Number of accumulation units outstanding at end of period	5,649	5,832	10,933	12,223	19,635	11,022	20,656	24,038	23,624	11,624
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2013)
Value at beginning of period	$16.83	$15.19	$11.69	$12.61	$12.06	$11.31
Value at end of period	$13.76	$16.83	$15.19	$11.69	$12.61	$12.06
Number of accumulation units outstanding at end of period	9,972	20,356	6,523	5,734	10,803	572

CFI 149

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$64.55	$53.42	$49.88	$49.97	$45.02	$34.58	$29.96	$31.00	$26.67	$19.82
Value at end of period	$59.92	$64.55	$53.42	$49.88	$49.97	$45.02	$34.58	$29.96	$31.00	$26.67
Number of accumulation units outstanding at end of period	298,761	363,988	433,823	478,842	558,194	600,310	1,000,920	1,116,432	1,176,377	3,944,179
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$40.18	$35.89	$30.67	$32.21	$29.88	$23.52	$20.22	$20.19	$17.69	$13.70
Value at end of period	$36.53	$40.18	$35.89	$30.67	$32.21	$29.88	$23.52	$20.22	$20.19	$17.69
Number of accumulation units outstanding at end of period	130,856	154,122	194,391	224,952	244,080	267,747	354,942	391,909	400,126	373,154
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$44.43	$33.16	$33.18	$31.22	$28.29	$20.93	$18.40	$18.52	$15.04	$11.83
Value at end of period	$43.98	$44.43	$33.16	$33.18	$31.22	$28.29	$20.93	$18.40	$18.52	$15.04
Number of accumulation units outstanding at end of period	234,779	252,297	261,540	307,323	364,061	376,622	630,571	778,909	833,329	664,733
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.04	$20.93	$22.23	$21.64	$23.74	$18.36	$15.33	$18.67	$16.64	$13.27
Value at end of period	$22.84	$27.04	$20.93	$22.23	$21.64	$23.74	$18.36	$15.33	$18.67	$16.64
Number of accumulation units outstanding at end of period	27,764	33,013	48,939	42,131	40,123	44,259	68,007	106,236	104,101	93,123
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$38.32	$34.93	$27.06	$29.46	$29.55	$21.87	$18.63	$19.53	$15.36	$11.99
Value at end of period	$33.10	$38.32	$34.93	$27.06	$29.46	$29.55	$21.87	$18.63	$19.53	$15.36
Number of accumulation units outstanding at end of period	34,637	43,632	66,830	67,201	84,779	97,961	148,848	179,324	205,681	181,624
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.26	$19.52	$17.57	$18.53	$17.88	$13.96	$12.75	$13.72	$12.30	$10.13
Value at end of period	$19.43	$22.26	$19.52	$17.57	$18.53	$17.88	$13.96	$12.75	$13.72	$12.30
Number of accumulation units outstanding at end of period	4,357	4,218	5,011	5,262	5,039	6,168	10,089	11,937	11,936	1,350
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$71.77	$56.84	$56.06	$53.84	$50.07	$36.04	$37.17
Value at end of period	$68.58	$71.77	$56.84	$56.06	$53.84	$50.07	$36.04
Number of accumulation units outstanding at end of period	21,314	22,366	27,770	32,797	37,749	36,778	47,093
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$18.57	$16.55	$15.13	$16.20	$15.11	$11.79	$10.44	$10.53	$9.70	$7.62
Value at end of period	$16.68	$18.57	$16.55	$15.13	$16.20	$15.11	$11.79	$10.44	$10.53	$9.70
Number of accumulation units outstanding at end of period	69,922	78,800	93,868	103,061	112,910	121,050	164,930	184,224	209,384	188,093
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$13.86	$10.52	$10.43	$11.29
Value at end of period	$13.04	$13.86	$10.52	$10.43
Number of accumulation units outstanding at end of period	30,098	14,094	2,606	16,076
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$59.35	$50.54	$48.72	$48.84	$45.39	$38.10	$33.82	$33.56	$31.23	$25.02
Value at end of period	$59.24	$59.35	$50.54	$48.72	$48.84	$45.39	$38.10	$33.82	$33.56	$31.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	13	20
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$53.97	$42.72	$38.34	$37.17	$33.32	$25.38	$21.83	$22.33	$17.89	$12.46
Value at end of period	$53.29	$53.97	$42.72	$38.34	$37.17	$33.32	$25.38	$21.83	$22.33	$17.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	140	140	438	527

CFI 150

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$30.08	$29.28	$28.82	$29.00	$27.87	$28.15	$26.20	$24.76	$23.12	$20.60
Value at end of period	$29.53	$30.08	$29.28	$28.82	$29.00	$27.87	$28.15	$26.20	$24.76	$23.12
Number of accumulation units outstanding at end of period	0	54	1	1	1	1	1	1	1	21
JANUS HENDERSON GLOBAL RESEARCH PORTOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$34.21	$27.16	$26.84	$27.70	$26.00	$20.42	$17.15	$20.05	$17.46	$12.79
Value at end of period	$31.59	$34.21	$27.16	$26.84	$27.70	$26.00	$20.42	$17.15	$20.05	$17.46
Number of accumulation units outstanding at end of period	4	4	4	4	4	4	83	83	92	97
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$40.08	$31.61	$31.72	$30.36	$27.10	$20.97	$17.83	$18.99	$16.73	$12.37
Value at end of period	$38.71	$40.08	$31.61	$31.72	$30.36	$27.10	$20.97	$17.83	$18.99	$16.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	21	32
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.08	$21.20	$16.95	$17.73	$17.02	$12.66	$11.00	$11.30	$9.14	$7.17
Value at end of period	$19.05	$23.08	$21.20	$16.95	$17.73	$17.02	$12.66	$11.00	$11.30	$9.14
Number of accumulation units outstanding at end of period	24,666	34,346	34,989	35,201	46,533	56,748	83,154	67,440	17,882	6,653
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$25.65	$24.22	$20.98	$21.99	$19.89	$15.39	$13.55	$14.24	$11.45	$9.12
Value at end of period	$21.61	$25.65	$24.22	$20.98	$21.99	$19.89	$15.39	$13.55	$14.24	$11.45
Number of accumulation units outstanding at end of period	55,725	59,893	74,451	79,451	103,207	116,289	314,284	369,791	379,554	1,405,638
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.27	$10.10	$10.12
Value at end of period	$10.30	$10.27	$10.10
Number of accumulation units outstanding at end of period	8,214	1,495	1,478
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.50	$10.27	$10.12	$10.22	$9.73	$9.56
Value at end of period	$10.40	$10.50	$10.27	$10.12	$10.22	$9.73
Number of accumulation units outstanding at end of period	244,235	290,255	279,620	226,445	172,723	79,530
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$21.63	$18.42	$16.91	$17.15	$15.68	$11.46	$10.43	$10.85	$8.93	$6.91
Value at end of period	$20.16	$21.63	$18.42	$16.91	$17.15	$15.68	$11.46	$10.43	$10.85	$8.93
Number of accumulation units outstanding at end of period	16,150	18,111	16,164	21,071	26,325	25,904	38,957	44,935	40,294	11,605
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$94.13	$70.44	$66.46	$77.99	$82.63	$76.91	$64.18	$79.04	$62.77	$34.84
Value at end of period	$82.00	$94.13	$70.44	$66.46	$77.99	$82.63	$76.91	$64.18	$79.04	$62.77
Number of accumulation units outstanding at end of period	77,441	85,840	87,264	96,010	115,730	134,579	216,286	215,906	219,498	143,670
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$47.45	$35.01	$35.28	$34.24	$33.75	$26.74	$22.24	$24.46	$21.27	$15.35
Value at end of period	$40.84	$47.45	$35.01	$35.28	$34.24	$33.75	$26.74	$22.24	$24.46	$21.27
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	258	568	538
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$23.78	$22.56	$21.36	$22.04	$21.62	$21.83	$19.39	$19.39	$17.01	$14.44
Value at end of period	$22.54	$23.78	$22.56	$21.36	$22.04	$21.62	$21.83	$19.39	$19.39	$17.01
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	227

CFI 151

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$29.32	$25.90	$22.13	$23.72	$21.37	$15.28	$13.06	$13.47	$11.01	$8.09
Value at end of period	$26.07	$29.32	$25.90	$22.13	$23.72	$21.37	$15.28	$13.06	$13.47	$11.01
Number of accumulation units outstanding at end of period	21,259	26,873	36,720	59,324	62,838	68,079	46,866	53,134	57,247	46,806
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$18.90	$16.85	$16.06	$16.28	$15.20	$13.18	$11.94	$12.27	$11.06	$9.19
Value at end of period	$17.98	$18.90	$16.85	$16.06	$16.28	$15.20	$13.18	$11.94	$12.27	$11.06
Number of accumulation units outstanding at end of period	43,412	44,022	53,579	63,314	82,914	81,254	163,026	195,165	201,786	142,011
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during July 2015)
Value at beginning of period	$6.25	$6.15	$5.42	$6.82
Value at end of period	$5.32	$6.25	$6.15	$5.42
Number of accumulation units outstanding at end of period	670	1,295	2,693	216
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.79	$15.37	$14.73	$15.27	$14.94	$16.60	$15.39	$13.90	$12.97	$11.05
Value at end of period	$15.31	$15.79	$15.37	$14.73	$15.27	$14.94	$16.60	$15.39	$13.90	$12.97
Number of accumulation units outstanding at end of period	113,759	114,495	134,813	154,404	216,239	265,363	482,222	439,230	400,759	288,706
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.62	$19.39	$17.12	$17.97	$18.11	$16.30	$14.16	$14.53	$12.41	$7.80
Value at end of period	$19.77	$20.62	$19.39	$17.12	$17.97	$18.11	$16.30	$14.16	$14.53	$12.41
Number of accumulation units outstanding at end of period	27,065	39,085	38,537	42,123	64,768	61,334	86,662	68,300	62,843	43,503
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.19	$9.98	$9.94	$10.00
Value at end of period	$10.16	$10.19	$9.98	$9.94
Number of accumulation units outstanding at end of period	59,830	73,129	95,464	61,159
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$22.10	$21.77	$20.67	$21.78	$21.62	$21.33	$18.58	$19.19	$17.18	$14.57
Value at end of period	$22.19	$22.10	$21.77	$20.67	$21.78	$21.62	$21.33	$18.58	$19.19	$17.18
Number of accumulation units outstanding at end of period	249,158	290,821	315,482	361,702	454,160	507,281	740,227	708,559	648,907	292,953
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during March 2017)
Value at beginning of period	$12.78	$10.91
Value at end of period	$10.27	$12.78
Number of accumulation units outstanding at end of period	3,445	1,927
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.83	$3.52	$2.43	$3.34	$3.68	$7.63	$8.76	$9.85
Value at end of period	$3.33	$3.83	$3.52	$2.43	$3.34	$3.68	$7.63	$8.76
Number of accumulation units outstanding at end of period	26,974	47,366	81,544	33,511	74,233	35,846	63,903	34,967
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$32.97	$28.99	$27.11	$27.86	$26.45	$22.86	$20.29	$20.73	$18.33	$15.50
Value at end of period	$30.46	$32.97	$28.99	$27.11	$27.86	$26.45	$22.86	$20.29	$20.73	$18.33
Number of accumulation units outstanding at end of period	269,121	290,592	334,238	375,251	386,823	420,303	509,261	579,153	711,836	983,558
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$12.65	$10.69	$9.64	$9.65
Value at end of period	$11.69	$12.65	$10.69	$9.64
Number of accumulation units outstanding at end of period	18,683	19,405	16,275	7,286

CFI 152

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.49	$14.24	$13.51	$14.09	$14.30	$15.02	$14.04	$13.66	$11.89	$9.86
Value at end of period	$15.05	$15.49	$14.24	$13.51	$14.09	$14.30	$15.02	$14.04	$13.66	$11.89
Number of accumulation units outstanding at end of period	122,924	124,516	7,059	7,401	215,658	254,381	408,264	520,265	518,781	452,814
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.08	$9.85	$9.37	$10.02
Value at end of period	$10.92	$12.08	$9.85	$9.37
Number of accumulation units outstanding at end of period	115,854	135,102	148,434	180,652
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.77	$10.32	$9.75	$10.23
Value at end of period	$10.83	$11.77	$10.32	$9.75
Number of accumulation units outstanding at end of period	1,058	16	89	31
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2016)
Value at beginning of period	$11.52	$11.44	$11.56
Value at end of period	$11.52	$11.52	$11.44
Number of accumulation units outstanding at end of period	996	752	432
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.63	$13.67	$13.76	$13.87	$13.99	$14.11	$14.22	$14.34	$14.43	$14.50
Value at end of period	$13.73	$13.63	$13.67	$13.76	$13.87	$13.99	$14.11	$14.22	$14.34	$14.43
Number of accumulation units outstanding at end of period	347,304	368,629	476,322	418,772	476,255	520,334	775,269	962,863	1,027,800	2,663,562
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$33.39	$27.98	$25.71	$26.30	$23.96	$18.49	$16.11	$16.29	$14.39	$11.15
Value at end of period	$31.63	$33.39	$27.98	$25.71	$26.30	$23.96	$18.49	$16.11	$16.29	$14.39
Number of accumulation units outstanding at end of period	1,216,568	1,345,339	1,475,984	1,636,824	1,830,797	2,004,196	2,057,235	2,300,921	2,660,095	2,711,135
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.34	$20.27	$17.83	$18.36	$18.30	$17.47	$15.45	$14.93	$13.18	$8.90
Value at end of period	$20.48	$21.34	$20.27	$17.83	$18.36	$18.30	$17.47	$15.45	$14.93	$13.18
Number of accumulation units outstanding at end of period	41,070	41,155	39,996	44,108	47,111	51,132	93,032	69,062	63,763	54,266
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$46.03	$37.24	$34.06	$34.06	$30.17	$22.89	$20.17	$20.36	$18.02	$14.75
Value at end of period	$42.53	$46.03	$37.24	$34.06	$34.06	$30.17	$22.89	$20.17	$20.36	$18.02
Number of accumulation units outstanding at end of period	160,768	171,623	192,071	231,271	254,006	280,990	663,926	722,676	804,575	485,099
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$50.26	$44.63	$38.10	$39.12	$36.02	$26.99	$23.13	$23.60	$19.52	$14.95
Value at end of period	$42.69	$50.26	$44.63	$38.10	$39.12	$36.02	$26.99	$23.13	$23.60	$19.52
Number of accumulation units outstanding at end of period	112,632	126,021	144,888	163,478	184,929	205,748	563,136	632,017	639,954	1,883,764
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.97	$33.00	$26.14	$27.24	$26.05	$18.41	$16.52	$16.79	$13.78	$11.13
Value at end of period	$31.24	$35.97	$33.00	$26.14	$27.24	$26.05	$18.41	$16.52	$16.79	$13.78
Number of accumulation units outstanding at end of period	79,368	90,614	107,403	119,734	139,402	151,326	341,962	386,222	390,762	203,368
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.96	$24.92	$24.09	$24.15	$22.84	$23.06	$21.26	$19.94	$18.31	$16.55
Value at end of period	$25.60	$25.96	$24.92	$24.09	$24.15	$22.84	$23.06	$21.26	$19.94	$18.31
Number of accumulation units outstanding at end of period	345,291	386,677	479,957	537,387	329,713	345,648	565,573	603,778	695,236	4,166,774

CFI 153

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.27	$9.10	$9.10	$9.26	$9.93	$8.24	$7.00	$8.04	$7.52	$5.93
Value at end of period	$9.64	$11.27	$9.10	$9.10	$9.26	$9.93	$8.24	$7.00	$8.04	$7.52
Number of accumulation units outstanding at end of period	65,428	53,911	79,172	59,283	70,467	78,444	114,778	135,054	131,553	99,216
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.78	$19.26	$18.69	$17.72	$15.73	$12.11	$10.34	$10.32
Value at end of period	$24.21	$24.78	$19.26	$18.69	$17.72	$15.73	$12.11	$10.34
Number of accumulation units outstanding at end of period	465,077	502,219	544,628	653,440	638,608	422,232	512,821	520,953
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.74	$14.87	$13.16	$13.90	$12.73	$9.81	$8.63	$8.40	$7.10	$6.36
Value at end of period	$15.30	$16.74	$14.87	$13.16	$13.90	$12.73	$9.81	$8.63	$8.40	$7.10
Number of accumulation units outstanding at end of period	429,973	478,008	537,071	618,890	768,193	753,226	1,092,165	1,329,537	796,575	568,780
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$35.34	$28.50	$26.79	$26.88	$24.91	$19.03	$16.81	$17.04	$13.18	$9.40
Value at end of period	$32.42	$35.34	$28.50	$26.79	$26.88	$24.91	$19.03	$16.81	$17.04	$13.18
Number of accumulation units outstanding at end of period	115,219	131,119	97,600	116,587	130,085	150,017	128,066	112,532	64,503	40,540
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$35.51	$27.29	$25.82	$24.20	$21.58	$16.49	$14.52	$14.06	$12.57	$10.71
Value at end of period	$34.87	$35.51	$27.29	$25.82	$24.20	$21.58	$16.49	$14.52	$14.06	$12.57
Number of accumulation units outstanding at end of period	87,774	80,271	64,517	26,374	38,229	24,280	41,107	26,639	17,174	6,997
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.96	$17.24	$15.68	$15.49	$13.83	$10.56	$9.22	$9.07	$8.15	$6.64
Value at end of period	$20.06	$20.96	$17.24	$15.68	$15.49	$13.83	$10.56	$9.22	$9.07	$8.15
Number of accumulation units outstanding at end of period	113,439	100,064	130,883	126,337	111,186	86,112	114,521	87,375	55,122	22,724
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.60	$23.70	$20.73	$21.72	$19.53	$14.98	$13.03	$13.07	$11.86	$10.06
Value at end of period	$24.57	$26.60	$23.70	$20.73	$21.72	$19.53	$14.98	$13.03	$13.07	$11.86
Number of accumulation units outstanding at end of period	29,281	29,550	27,377	28,899	25,041	19,856	19,806	17,663	14,150	2,500
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$33.72	$27.34	$25.82	$26.24	$23.82	$17.81	$15.55	$16.04	$12.85	$11.41
Value at end of period	$31.63	$33.72	$27.34	$25.82	$26.24	$23.82	$17.81	$15.55	$16.04	$12.85
Number of accumulation units outstanding at end of period	16,588	10,297	13,118	11,345	12,946	9,953	14,178	17,037	11,021	10,011
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.77	$18.61	$16.55	$17.17	$15.37	$11.55	$9.95	$10.23	$8.24	$5.93
Value at end of period	$19.57	$21.77	$18.61	$16.55	$17.17	$15.37	$11.55	$9.95	$10.23	$8.24
Number of accumulation units outstanding at end of period	86,261	112,182	103,950	63,291	67,772	77,727	94,416	88,858	89,065	41,149
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.15	$19.55	$16.28	$17.20	$16.53	$12.01	$10.44	$10.96	$8.74	$6.97
Value at end of period	$19.48	$22.15	$19.55	$16.28	$17.20	$16.53	$12.01	$10.44	$10.96	$8.74
Number of accumulation units outstanding at end of period	54,207	53,430	52,808	55,898	71,889	82,384	93,430	98,853	87,502	28,053
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.55	$20.01	$17.79	$18.11	$17.29	$12.54	$10.98	$10.98	$8.37	$6.44
Value at end of period	$19.65	$23.55	$20.01	$17.79	$18.11	$17.29	$12.54	$10.98	$10.98	$8.37
Number of accumulation units outstanding at end of period	42,719	60,757	64,203	78,660	72,217	65,830	76,436	77,145	63,956	33,672

CFI 154

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$68.83	$62.38	$50.53	$51.37	$48.63	$35.60	$31.35	$32.43	$26.29	$20.79
Value at end of period	$57.43	$68.83	$62.38	$50.53	$51.37	$48.63	$35.60	$31.35	$32.43	$26.29
Number of accumulation units outstanding at end of period	60,723	71,887	69,205	69,116	77,999	88,990	183,198	201,089	208,726	167,456
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.14	$15.86	$15.11	$15.25	$14.57	$12.63	$11.23	$11.69	$10.36	$8.31
Value at end of period	$16.95	$18.14	$15.86	$15.11	$15.25	$14.57	$12.63	$11.23	$11.69	$10.36
Number of accumulation units outstanding at end of period	248,851	268,521	348,364	396,471	490,009	470,495	586,555	627,871	566,984	378,624
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$19.67	$16.61	$15.76	$15.98	$15.25	$12.78	$11.20	$11.84	$10.42	$8.19
Value at end of period	$17.87	$19.67	$16.61	$15.76	$15.98	$15.25	$12.78	$11.20	$11.84	$10.42
Number of accumulation units outstanding at end of period	126,842	125,889	158,769	190,230	238,315	232,790	286,876	350,483	380,933	395,959
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.48	$17.03	$16.15	$16.44	$15.63	$12.77	$11.15	$11.86	$10.39	$8.07
Value at end of period	$18.23	$20.48	$17.03	$16.15	$16.44	$15.63	$12.77	$11.15	$11.86	$10.39
Number of accumulation units outstanding at end of period	227,413	245,318	277,239	288,621	337,320	339,961	386,928	454,772	380,015	325,382
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2010)
Value at beginning of period	$20.10	$16.66	$15.79	$16.06	$15.25	$12.45	$10.87	$11.55	$10.11
Value at end of period	$17.83	$20.10	$16.66	$15.79	$16.06	$15.25	$12.45	$10.87	$11.55
Number of accumulation units outstanding at end of period	20,660	15,931	15,677	13,042	12,060	8,777	6,499	3,879	75
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$14.91	$13.10	$12.43	$12.59	$11.94	$10.41	$9.24	$9.55	$8.54	$6.93
Value at end of period	$13.79	$14.91	$13.10	$12.43	$12.59	$11.94	$10.41	$9.24	$9.55	$8.54
Number of accumulation units outstanding at end of period	1,152	666	2,335	3,531	8,026	7,719	3,290	2,976	2,070	942
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.07	$14.83	$14.32	$14.42	$13.76	$12.97	$11.92	$11.97	$11.02	$9.48
Value at end of period	$15.45	$16.07	$14.83	$14.32	$14.42	$13.76	$12.97	$11.92	$11.97	$11.02
Number of accumulation units outstanding at end of period	68,860	110,111	186,610	218,081	76,994	89,600	85,713	89,840	89,473	21,320
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$14.20	$12.98	$12.37	$12.52	$11.96	$11.01	$9.92	$10.07	$9.13	$7.66
Value at end of period	$13.48	$14.20	$12.98	$12.37	$12.52	$11.96	$11.01	$9.92	$10.07	$9.13
Number of accumulation units outstanding at end of period	10,161	10,761	7,978	16,073	14,670	12,986	6,705	5,233	4,726	4,558
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$27.29	$24.90	$23.76	$24.01	$22.71	$20.43	$18.35	$18.18	$16.51	$14.12
Value at end of period	$25.97	$27.29	$24.90	$23.76	$24.01	$22.71	$20.43	$18.35	$18.18	$16.51
Number of accumulation units outstanding at end of period	57,669	45,013	38,268	40,994	52,698	50,138	65,165	59,962	57,599	58,985
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$30.05	$25.71	$24.25	$24.75	$23.42	$19.30	$16.93	$17.58	$15.69	$12.63
Value at end of period	$27.32	$30.05	$25.71	$24.25	$24.75	$23.42	$19.30	$16.93	$17.58	$15.69
Number of accumulation units outstanding at end of period	69,040	80,428	81,748	96,132	100,205	102,790	149,559	177,328	169,435	140,891
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$28.31	$24.94	$23.58	$23.92	$22.61	$19.56	$17.37	$17.62	$15.86	$13.13
Value at end of period	$26.37	$28.31	$24.94	$23.58	$23.92	$22.61	$19.56	$17.37	$17.62	$15.86
Number of accumulation units outstanding at end of period	23,445	27,097	29,497	38,968	59,910	65,457	81,174	84,516	91,534	87,162
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.91	$12.61	$12.43	$12.51	$11.93	$12.35	$11.99	$11.28	$10.72	$10.21
Value at end of period	$12.76	$12.91	$12.61	$12.43	$12.51	$11.93	$12.35	$11.99	$11.28	$10.72
Number of accumulation units outstanding at end of period	18,728	14,206	14,596	18,129	20,164	19,479	37,982	35,917	13,893	6,588

CFI 155

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.88	$35.29	$28.69	$29.44	$26.40	$20.27	$17.57	$18.30	$15.12	$11.24
Value at end of period	$33.02	$38.88	$35.29	$28.69	$29.44	$26.40	$20.27	$17.57	$18.30	$15.12
Number of accumulation units outstanding at end of period	43,134	52,181	58,749	54,789	67,183	76,952	92,662	79,174	67,038	1,366,360
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$39.25	$30.88	$29.56	$31.40	$30.35	$22.04	$18.58	$18.33	$14.61	$10.90
Value at end of period	$38.18	$39.25	$30.88	$29.56	$31.40	$30.35	$22.04	$18.58	$18.33	$14.61
Number of accumulation units outstanding at end of period	68,575	73,726	78,296	88,611	115,506	131,576	194,465	234,209	233,223	1,172,882
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.11	$13.75	$13.75	$14.07	$12.44	$12.07	$9.65	$10.26	$8.90	$6.71
Value at end of period	$13.70	$15.11	$13.75	$13.75	$14.07	$12.44	$12.07	$9.65	$10.26	$8.90
Number of accumulation units outstanding at end of period	66,168	83,450	103,842	128,213	141,097	148,874	219,034	221,527	258,022	221,504
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.70	$17.93	$17.34	$16.99	$13.20	$13.04	$11.38	$10.48	$8.26	$6.13
Value at end of period	$17.12	$18.70	$17.93	$17.34	$16.99	$13.20	$13.04	$11.38	$10.48	$8.26
Number of accumulation units outstanding at end of period	78,527	98,350	153,285	187,278	224,084	245,796	398,169	345,317	340,318	182,569
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$39.14	$32.46	$30.20	$29.58	$26.44	$19.79	$17.78	$18.81	$16.93	$12.97
Value at end of period	$35.31	$39.14	$32.46	$30.20	$29.58	$26.44	$19.79	$17.78	$18.81	$16.93
Number of accumulation units outstanding at end of period	15,265	15,574	17,441	17,446	19,596	17,056	24,468	33,072	29,481	22,577
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.07	$19.15	$15.62	$16.23	$15.69	$11.30	$9.98	$10.35	$8.33	$6.73
Value at end of period	$17.18	$21.07	$19.15	$15.62	$16.23	$15.69	$11.30	$9.98	$10.35	$8.33
Number of accumulation units outstanding at end of period	4,448	6,646	12,324	25,450	17,346	16,681	16,883	24,662	13,659	8,131
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$27.27	$23.37	$20.01	$21.46	$19.83	$14.82	$12.59	$12.97	$11.36	$8.92
Value at end of period	$23.69	$27.27	$23.37	$20.01	$21.46	$19.83	$14.82	$12.59	$12.97	$11.36
Number of accumulation units outstanding at end of period	47,075	51,249	56,640	70,335	83,032	94,022	178,077	192,605	174,898	143,053
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.54	$21.40	$18.72	$18.59	$17.85	$14.40	$12.88	$13.13	$11.37	$9.69
Value at end of period	$21.13	$23.54	$21.40	$18.72	$18.59	$17.85	$14.40	$12.88	$13.13	$11.37
Number of accumulation units outstanding at end of period	246,264	282,360	4,452	5,064	447,251	396,535	567,491	641,967	709,622	683,722
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.63	$21.81	$18.34	$19.06	$17.46	$13.15	$11.58	$11.93	$10.70	$8.71
Value at end of period	$21.11	$24.63	$21.81	$18.34	$19.06	$17.46	$13.15	$11.58	$11.93	$10.70
Number of accumulation units outstanding at end of period	32,201	44,452	45,854	47,912	36,353	42,525	54,916	70,195	68,347	55,430
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.91	$20.39	$18.21	$21.81	$21.79	$23.32	$19.74	$24.36	$20.42	$12.01
Value at end of period	$23.86	$28.91	$20.39	$18.21	$21.81	$21.79	$23.32	$19.74	$24.36	$20.42
Number of accumulation units outstanding at end of period	22,676	32,157	44,501	42,774	44,702	49,048	83,549	87,365	84,290	65,793
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.71	$35.22	$30.97	$32.21	$28.25	$21.66	$18.20	$18.03	$14.79	$11.87
Value at end of period	$34.57	$39.71	$35.22	$30.97	$32.21	$28.25	$21.66	$18.20	$18.03	$14.79
Number of accumulation units outstanding at end of period	30,744	37,119	40,197	58,032	64,891	67,543	82,359	69,870	68,712	58,394
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.63	$27.60	$22.89	$23.97	$22.31	$16.20	$13.76	$14.07	$11.20	$8.87
Value at end of period	$28.06	$31.63	$27.60	$22.89	$23.97	$22.31	$16.20	$13.76	$14.07	$11.20
Number of accumulation units outstanding at end of period	32,316	41,855	56,153	41,225	45,111	37,725	41,836	24,633	17,864	12,595

CFI 156

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.72	$20.48	$20.61	$19.96	$19.68	$15.61	$12.94	$14.20	$12.34	$8.55
Value at end of period	$23.86	$27.72	$20.48	$20.61	$19.96	$19.68	$15.61	$12.94	$14.20	$12.34
Number of accumulation units outstanding at end of period	442,235	489,251	7,703	8,378	670,738	742,356	1,185,795	1,382,994	1,510,577	1,381,472
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$21.90	$20.58	$18.16	$19.20	$19.30	$17.32	$15.04	$15.27	$12.94	$7.81
Value at end of period	$21.14	$21.90	$20.58	$18.16	$19.20	$19.30	$17.32	$15.04	$15.27	$12.94
Number of accumulation units outstanding at end of period	59,060	77,247	83,165	89,851	125,539	115,502	93,907	82,899	47,779	37,649
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$27.57	$24.15	$22.54	$21.61	$19.43	$16.04	$14.13	$13.85	$12.25	$9.27
Value at end of period	$27.47	$27.57	$24.15	$22.54	$21.61	$19.43	$16.04	$14.13	$13.85	$12.25
Number of accumulation units outstanding at end of period	997,114	1,076,417	1,322,855	1,350,763	1,306,268	1,525,312	2,253,958	2,160,104	1,878,983	676,518
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$31.78	$25.68	$24.11	$23.07	$20.81	$15.52	$13.93	$14.59	$11.45	$7.63
Value at end of period	$30.49	$31.78	$25.68	$24.11	$23.07	$20.81	$15.52	$13.93	$14.59	$11.45
Number of accumulation units outstanding at end of period	324,936	336,133	7,380	8,135	441,390	476,948	626,492	722,973	868,037	906,219
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$32.42	$28.13	$23.88	$25.87	$24.28	$18.88	$16.24	$16.53	$14.50	$11.70
Value at end of period	$29.15	$32.42	$28.13	$23.88	$25.87	$24.28	$18.88	$16.24	$16.53	$14.50
Number of accumulation units outstanding at end of period	60,154	61,972	99,865	94,433	118,320	127,647	173,229	182,117	172,681	4,520,640
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$59.55	$44.96	$44.67	$40.66	$37.72	$27.32	$23.17	$23.62	$20.39	$14.38
Value at end of period	$58.40	$59.55	$44.96	$44.67	$40.66	$37.72	$27.32	$23.17	$23.62	$20.39
Number of accumulation units outstanding at end of period	140,148	142,877	157,044	179,130	180,920	192,543	402,708	448,410	469,522	854,178
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.21	$15.94	$15.78	$16.06	$16.38	$14.45	$12.27	$14.12	$12.52	$9.17
Value at end of period	$17.21	$20.21	$15.94	$15.78	$16.06	$16.38	$14.45	$12.27	$14.12	$12.52
Number of accumulation units outstanding at end of period	14,505	16,229	13,104	17,646	21,142	21,234	34,542	37,592	46,122	45,894
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.89	$9.80	$9.71	$10.13	$10.94	$9.17	$7.78	$8.92	$8.26	$6.30
Value at end of period	$10.03	$11.89	$9.80	$9.71	$10.13	$10.94	$9.17	$7.78	$8.92	$8.26
Number of accumulation units outstanding at end of period	155,972	176,368	226,049	254,609	284,477	320,304	477,762	395,047	521,249	523,033
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.71	$13.40	$12.19	$13.30	$13.80	$10.65	$8.82	$9.44	$8.83	$6.73
Value at end of period	$13.34	$15.71	$13.40	$12.19	$13.30	$13.80	$10.65	$8.82	$9.44	$8.83
Number of accumulation units outstanding at end of period	17,873	37,940	44,486	54,426	69,780	69,690	72,726	77,511	60,870	46,004
WANGER INTERNATIONAL
Value at beginning of period	$15.64	$11.87	$12.14	$12.23	$12.91	$10.64	$8.83	$10.42	$8.42	$5.67
Value at end of period	$12.77	$15.64	$11.87	$12.14	$12.23	$12.91	$10.64	$8.83	$10.42	$8.42
Number of accumulation units outstanding at end of period	104,536	134,703	145,585	188,357	219,155	233,371	287,113	259,694	275,242	111,338
WANGER SELECT
Value at beginning of period	$30.93	$24.63	$21.91	$22.04	$21.55	$16.15	$13.75	$16.85	$13.43	$8.15
Value at end of period	$26.86	$30.93	$24.63	$21.91	$22.04	$21.55	$16.15	$13.75	$16.85	$13.43
Number of accumulation units outstanding at end of period	81,938	93,919	105,772	123,767	155,860	178,817	291,971	343,889	404,307	294,722
WANGER USA
Value at beginning of period	$30.50	$25.72	$22.82	$23.16	$22.29	$16.81	$14.12	$14.76	$12.07	$8.56
Value at end of period	$29.80	$30.50	$25.72	$22.82	$23.16	$22.29	$16.81	$14.12	$14.76	$12.07
Number of accumulation units outstanding at end of period	77,917	63,535	66,622	78,578	94,434	110,916	150,414	183,421	179,661	145,350

CFI 157

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$49.90	$45.31	$35.46	$37.47	$35.20	$25.71	$22.85	$23.56	$19.38	$15.05
Value at end of period	$42.69	$49.90	$45.31	$35.46	$37.47	$35.20	$25.71	$22.85	$23.56	$19.38
Number of accumulation units outstanding at end of period	38,833	47,162	48,500	55,199	67,657	74,900	125,164	130,373	150,993	108,555

TABLE 20
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$27.10	$21.46	$21.23	$20.91	$20.13	$15.07	$13.24	$14.10	$12.98	$11.52
Value at end of period	$26.41	$27.10	$21.46	$21.23	$20.91	$20.13	$15.07	$13.24	$14.10	$12.98
Number of accumulation units outstanding at end of period	889	810	81	17	0	0	0	0	1,784	244
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$21.94	$17.16	$16.09	$16.31	$14.43	$11.85	$10.76	$11.06	$9.63	$8.24
Value at end of period	$22.27	$21.94	$17.16	$16.09	$16.31	$14.43	$11.85	$10.76	$11.06	$9.63
Number of accumulation units outstanding at end of period	2,284	2,039	1,430	1,389	1,235	2,742	2,223	2,167	6,226	3,101
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.17	$17.56	$16.20	$16.83	$15.56	$12.10	$11.14	$11.03	$9.91	$8.16
Value at end of period	$19.88	$21.17	$17.56	$16.20	$16.83	$15.56	$12.10	$11.14	$11.03	$9.91
Number of accumulation units outstanding at end of period	3,007	2,631	1,362	1,456	1,366	1,271	723	1,046	24,649	3,649
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.50	$12.24	$11.79	$12.16	$11.95	$13.27	$12.55	$11.21	$10.72	$10.25
Value at end of period	$12.08	$12.50	$12.24	$11.79	$12.16	$11.95	$13.27	$12.55	$11.21	$10.72
Number of accumulation units outstanding at end of period	767	547	884	884	3,298	4,556	8,560	11,764	10,947	4,263
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during February 2016)
Value at beginning of period	$11.16	$9.86	$9.04
Value at end of period	$10.28	$11.16	$9.86
Number of accumulation units outstanding at end of period	2,132	1,652	1,048
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$20.20	$16.53	$14.83	$14.48	$13.41	$10.30	$8.87	$9.12	$8.08	$6.11
Value at end of period	$18.68	$20.20	$16.53	$14.83	$14.48	$13.41	$10.30	$8.87	$9.12	$8.08
Number of accumulation units outstanding at end of period	4,921	4,540	1,371	1,234	360	116	0	0	61,687	28,551
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$18.33	$14.58	$13.91	$13.68	$13.55	$10.57	$8.74	$10.30	$8.31	$5.46
Value at end of period	$16.40	$18.33	$14.58	$13.91	$13.68	$13.55	$10.57	$8.74	$10.30	$8.31
Number of accumulation units outstanding at end of period	1,335	1,043	760	323	72	72	72	584	10,709	4,016

CFI 158

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.28	$12.01	$11.79	$11.87	$11.35	$11.68	$11.13	$10.55	$9.92	$8.71
Value at end of period	$12.16	$12.28	$12.01	$11.79	$11.87	$11.35	$11.68	$11.13	$10.55	$9.92
Number of accumulation units outstanding at end of period	463	347	324	198	733	413	208	97	3,960	2,405
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$30.12	$24.10	$22.43	$21.48	$19.84	$14.96	$12.52	$13.28	$11.93	$8.95
Value at end of period	$28.96	$30.12	$24.10	$22.43	$21.48	$19.84	$14.96	$12.52	$13.28	$11.93
Number of accumulation units outstanding at end of period	41,829	39,946	26,709	26,326	28,649	33,748	37,654	13,592	192,233	156,731
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$26.42	$22.19	$19.75	$19.98	$18.14	$13.88	$12.45	$11.74	$10.46	$8.86
Value at end of period	$25.39	$26.42	$22.19	$19.75	$19.98	$18.14	$13.88	$12.45	$11.74	$10.46
Number of accumulation units outstanding at end of period	21,898	22,016	17,013	15,535	10,575	11,977	13,839	14,561	74,400	67,205
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during August 2010)
Value at beginning of period	$23.58	$21.34	$17.36	$19.54	$17.97	$12.55	$10.87	$11.74	$10.00
Value at end of period	$19.03	$23.58	$21.34	$17.36	$19.54	$17.97	$12.55	$10.87	$11.74
Number of accumulation units outstanding at end of period	1,327	1,308	635	635	856	1,048	983	797	1,046
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$35.11	$30.57	$26.69	$28.08	$25.54	$17.81	$14.94	$17.16
Value at end of period	$30.03	$35.11	$30.57	$26.69	$28.08	$25.54	$17.81	$14.94
Number of accumulation units outstanding at end of period	2,036	2,198	1,472	1,457	911	991	514	335
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.91	$9.94	$11.11	$11.66	$11.88	$9.57	$7.70	$8.38	$7.99	$5.76
Value at end of period	$11.40	$12.91	$9.94	$11.11	$11.66	$11.88	$9.57	$7.70	$8.38	$7.99
Number of accumulation units outstanding at end of period	1,508	1,015	988	2,926	1,490	6,136	1,297	908	4,946	834
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during January 2017)
Value at beginning of period	$12.12	$10.59
Value at end of period	$11.43	$12.12
Number of accumulation units outstanding at end of period	588	379
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.61	$9.38	$10.08	$10.80
Value at end of period	$12.42	$11.61	$9.38	$10.08
Number of accumulation units outstanding at end of period	1,494	1,273	1,575	3,420
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.72	$19.57	$18.31	$18.89	$17.39	$14.87	$13.58	$13.10	$11.79	$9.50
Value at end of period	$20.95	$21.72	$19.57	$18.31	$18.89	$17.39	$14.87	$13.58	$13.10	$11.79
Number of accumulation units outstanding at end of period	2,350	2,412	2,431	2,853	3,122	3,159	5,099	10,814	10,652	8,762
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$16.56	$15.60	$14.91	$14.33	$11.10	$10.87	$9.48	$8.65
Value at end of period	$15.72	$16.56	$15.60	$14.91	$14.33	$11.10	$10.87	$9.48
Number of accumulation units outstanding at end of period	2,426	2,910	4,210	2,387	2,043	367	383	16

CFI 159

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.27
Number of accumulation units outstanding at end of period	1,417
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$18.88	$16.81	$14.89	$15.84	$14.27	$10.66	$9.23	$9.73	$7.99	$6.09
Value at end of period	$16.19	$18.88	$16.81	$14.89	$15.84	$14.27	$10.66	$9.23	$9.73	$7.99
Number of accumulation units outstanding at end of period	9	413	390	363	349	3	0	0	2,327	276
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$44.04	$36.46	$34.07	$34.14	$30.78	$23.65	$20.50	$21.22	$18.27	$13.58
Value at end of period	$40.86	$44.04	$36.46	$34.07	$34.14	$30.78	$23.65	$20.50	$21.22	$18.27
Number of accumulation units outstanding at end of period	82,649	96,153	98,811	112,062	124,531	131,553	143,636	102,144	238,209	219,597
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.90	$24.94	$21.32	$22.40	$20.79	$16.37	$14.08	$14.07	$12.33	$9.56
Value at end of period	$25.36	$27.90	$24.94	$21.32	$22.40	$20.79	$16.37	$14.08	$14.07	$12.33
Number of accumulation units outstanding at end of period	20,522	18,992	11,880	12,555	13,128	14,664	17,857	22,647	59,877	56,842
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.53	$24.29	$24.32	$22.89	$20.75	$15.36	$13.51	$13.61	$11.06	$8.70
Value at end of period	$32.18	$32.53	$24.29	$24.32	$22.89	$20.75	$15.36	$13.51	$13.61	$11.06
Number of accumulation units outstanding at end of period	17,944	17,096	10,097	11,832	14,164	15,664	26,912	32,500	66,372	64,537
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.40	$16.57	$17.62	$17.15	$18.83	$14.57	$12.17	$14.83	$13.23	$10.55
Value at end of period	$18.07	$21.40	$16.57	$17.62	$17.15	$18.83	$14.57	$12.17	$14.83	$13.23
Number of accumulation units outstanding at end of period	2,577	2,648	2,535	3,855	4,365	4,206	4,776	6,354	7,593	7,627
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$38.01	$34.66	$26.86	$29.27	$29.36	$21.75	$18.54	$19.43	$15.29	$11.95
Value at end of period	$32.81	$38.01	$34.66	$26.86	$29.27	$29.36	$21.75	$18.54	$19.43	$15.29
Number of accumulation units outstanding at end of period	3,196	3,100	2,670	2,590	6,341	6,359	4,065	4,097	23,197	19,174
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$22.17	$19.44	$17.52	$18.47	$17.84	$13.93	$12.74	$13.71	$12.29	$12.15
Value at end of period	$19.34	$22.17	$19.44	$17.52	$18.47	$17.84	$13.93	$12.74	$13.71	$12.29
Number of accumulation units outstanding at end of period	3	0	0	0	0	0	21	127	2,333	2
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$71.57	$56.71	$55.95	$53.76	$50.03	$36.02	$37.17
Value at end of period	$68.35	$71.57	$56.71	$55.95	$53.76	$50.03	$36.02
Number of accumulation units outstanding at end of period	202	260	260	263	264	259	257
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$18.40	$16.40	$15.01	$16.07	$15.00	$11.71	$10.37	$10.47	$9.65	$7.59
Value at end of period	$16.52	$18.40	$16.40	$15.01	$16.07	$15.00	$11.71	$10.37	$10.47	$9.65
Number of accumulation units outstanding at end of period	8,546	8,879	10,027	11,889	12,133	15,116	12,522	6,563	12,998	11,527
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during April 2017)
Value at beginning of period	$13.83	$11.48
Value at end of period	$13.01	$13.83
Number of accumulation units outstanding at end of period	1,900	1,876

CFI 160

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$40.99	$34.92	$33.69	$33.78	$31.41	$26.38	$23.43	$23.26	$21.65	$17.36
Value at end of period	$40.90	$40.99	$34.92	$33.69	$33.78	$31.41	$26.38	$23.43	$23.26	$21.65
Number of accumulation units outstanding at end of period	60	60	60	60	61	61	61	61	354	676
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$48.47	$38.38	$34.47	$33.43	$29.98	$22.85	$19.66	$20.12	$16.13	$11.24
Value at end of period	$47.83	$48.47	$38.38	$34.47	$33.43	$29.98	$22.85	$19.66	$20.12	$16.13
Number of accumulation units outstanding at end of period	28	28	28	28	28	28	28	28	166	317
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$24.24	$23.60	$23.24	$23.40	$22.50	$22.73	$21.18	$20.02	$18.71	$16.67
Value at end of period	$23.78	$24.24	$23.60	$23.24	$23.40	$22.50	$22.73	$21.18	$20.02	$18.71
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	179	141
JANUS HENDERSON GLOBAL RESEARCH PORTOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$22.59	$17.95	$17.74	$18.32	$17.21	$13.52	$11.36	$13.29	$11.58	$8.48
Value at end of period	$20.85	$22.59	$17.95	$17.74	$18.32	$17.21	$13.52	$11.36	$13.29	$11.58
Number of accumulation units outstanding at end of period	57	57	57	57	57	57	57	57	336	640
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$27.73	$21.88	$21.97	$21.04	$18.79	$14.55	$12.38	$13.19	$11.62	$8.60
Value at end of period	$26.78	$27.73	$21.88	$21.97	$21.04	$18.79	$14.55	$12.38	$13.19	$11.62
Number of accumulation units outstanding at end of period	35	35	35	35	35	35	35	35	207	394
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$22.97	$21.11	$16.89	$17.67	$16.97	$12.63	$10.98	$11.29	$9.13	$7.17
Value at end of period	$18.95	$22.97	$21.11	$16.89	$17.67	$16.97	$12.63	$10.98	$11.29	$9.13
Number of accumulation units outstanding at end of period	250	215	0	256	257	3,114	2,663	2,655	1,157	439
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$25.44	$24.03	$20.83	$21.85	$19.77	$15.30	$13.48	$14.17	$11.40	$9.09
Value at end of period	$21.42	$25.44	$24.03	$20.83	$21.85	$19.77	$15.30	$13.48	$14.17	$11.40
Number of accumulation units outstanding at end of period	3,732	3,967	3,943	3,907	5,195	5,521	6,793	8,788	46,985	42,976
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2017)
Value at beginning of period	$10.26	$10.21
Value at end of period	$10.29	$10.26
Number of accumulation units outstanding at end of period	622	210
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during January 2016)
Value at beginning of period	$10.48	$10.25	$10.18
Value at end of period	$10.38	$10.48	$10.25
Number of accumulation units outstanding at end of period	2,407	890	285
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$21.50	$18.32	$16.82	$17.07	$15.62	$11.42	$10.41	$10.83	$8.92	$6.90
Value at end of period	$20.03	$21.50	$18.32	$16.82	$17.07	$15.62	$11.42	$10.41	$10.83	$8.92
Number of accumulation units outstanding at end of period	1,160	1,074	478	478	484	1,185	478	956	5,820	4,614
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$93.31	$69.86	$65.95	$77.43	$82.08	$76.43	$63.82	$78.63	$62.48	$34.69
Value at end of period	$81.24	$93.31	$69.86	$65.95	$77.43	$82.08	$76.43	$63.82	$78.63	$62.48
Number of accumulation units outstanding at end of period	2,300	2,306	1,852	1,892	3,255	4,658	6,026	6,336	26,964	24,570

CFI 161

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$29.13	$25.75	$22.01	$23.60	$21.28	$15.22	$13.02	$13.43	$10.98	$8.08
Value at end of period	$25.89	$29.13	$25.75	$22.01	$23.60	$21.28	$15.22	$13.02	$13.43	$10.98
Number of accumulation units outstanding at end of period	2,453	2,610	2,672	4,792	5,228	4,476	3,074	3,594	5,216	4,593
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$18.74	$16.71	$15.93	$16.16	$15.10	$13.10	$11.88	$12.21	$11.01	$9.15
Value at end of period	$17.81	$18.74	$16.71	$15.93	$16.16	$15.10	$13.10	$11.88	$12.21	$11.01
Number of accumulation units outstanding at end of period	4,047	4,266	5,600	5,546	5,584	8,621	7,822	16,004	35,451	28,380
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2017)
Value at beginning of period	$6.24	$5.83
Value at end of period	$5.31	$6.24
Number of accumulation units outstanding at end of period	412	329
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.69	$15.27	$14.65	$15.19	$14.87	$16.53	$15.34	$13.86	$12.93	$11.03
Value at end of period	$15.20	$15.69	$15.27	$14.65	$15.19	$14.87	$16.53	$15.34	$13.86	$12.93
Number of accumulation units outstanding at end of period	5,219	5,162	4,649	10,994	11,614	15,383	15,272	16,471	59,406	46,670
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.48	$19.27	$17.02	$17.87	$18.02	$16.23	$14.11	$14.48	$12.38	$7.78
Value at end of period	$19.62	$20.48	$19.27	$17.02	$17.87	$18.02	$16.23	$14.11	$14.48	$12.38
Number of accumulation units outstanding at end of period	3,856	3,129	3,328	3,332	3,570	2,451	2,550	2,758	33,297	29,339
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during April 2016)
Value at beginning of period	$10.18	$9.97	$10.12
Value at end of period	$10.14	$10.18	$9.97
Number of accumulation units outstanding at end of period	54	7	7
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$32.71	$32.25	$30.63	$32.28	$32.07	$31.65	$27.58	$28.51	$25.53	$21.67
Value at end of period	$32.83	$32.71	$32.25	$30.63	$32.28	$32.07	$31.65	$27.58	$28.51	$25.53
Number of accumulation units outstanding at end of period	4,943	4,710	4,468	4,151	4,412	5,553	4,893	8,695	54,530	40,252
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during November 2018)
Value at beginning of period	$11.13
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	1,226
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$3.81	$3.51	$2.42	$3.33	$3.67	$7.63	$8.75	$10.51
Value at end of period	$3.32	$3.81	$3.51	$2.42	$3.33	$3.67	$7.63	$8.75
Number of accumulation units outstanding at end of period	6,932	2,105	6,604	2,123	763	251	510	460
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.72	$20.86	$19.53	$20.08	$19.07	$16.49	$14.64	$14.97	$13.24	$11.20
Value at end of period	$21.90	$23.72	$20.86	$19.53	$20.08	$19.07	$16.49	$14.64	$14.97	$13.24
Number of accumulation units outstanding at end of period	80,976	94,238	72,243	77,687	88,395	94,511	115,055	72,857	186,608	178,075

CFI 162

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2017)
Value at beginning of period	$12.63	$11.57
Value at end of period	$11.67	$12.63
Number of accumulation units outstanding at end of period	154	2,443
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.38	$14.15	$13.43	$14.17	$14.23	$14.96	$13.99	$13.61	$11.86	$9.84
Value at end of period	$14.94	$15.38	$14.15	$13.43	$14.17	$14.23	$14.96	$13.99	$13.61	$11.86
Number of accumulation units outstanding at end of period	9,950	10,554	9,948	10,674	15,552	18,487	22,159	22,164	78,531	67,604
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.06	$9.84	$9.36	$10.02
Value at end of period	$10.90	$12.06	$9.84	$9.36
Number of accumulation units outstanding at end of period	10,244	10,370	9,558	11,796
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2016)
Value at beginning of period	$11.75	$10.31	$9.53
Value at end of period	$10.80	$11.75	$10.31
Number of accumulation units outstanding at end of period	0	0	565
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during November 2018)
Value at beginning of period	$16.15
Value at end of period	$16.49
Number of accumulation units outstanding at end of period	66
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.47	$12.50	$12.59	$12.70	$12.82	$12.93	$13.04	$13.16	$13.25	$13.32
Value at end of period	$12.55	$12.47	$12.50	$12.59	$12.70	$12.82	$12.93	$13.04	$13.16	$13.25
Number of accumulation units outstanding at end of period	73,560	73,450	45,895	50,846	71,832	73,733	71,661	67,860	122,127	148,503
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.29	$17.86	$16.41	$16.80	$15.31	$11.82	$10.31	$10.43	$9.22	$7.14
Value at end of period	$20.16	$21.29	$17.86	$16.41	$16.80	$15.31	$11.82	$10.31	$10.43	$9.22
Number of accumulation units outstanding at end of period	563,644	635,431	82,726	90,106	95,255	109,590	129,851	197,096	307,382	266,125
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.21	$20.15	$17.74	$18.27	$18.22	$17.41	$15.40	$14.88	$13.15	$8.88
Value at end of period	$20.34	$21.21	$20.15	$17.74	$18.27	$18.22	$17.41	$15.40	$14.88	$13.15
Number of accumulation units outstanding at end of period	1,100	1,373	840	669	647	852	777	914	2,644	3,247
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$29.37	$23.78	$21.76	$21.77	$19.29	$14.65	$12.91	$13.04	$11.55	$9.46
Value at end of period	$27.13	$29.37	$23.78	$21.76	$21.77	$19.29	$14.65	$12.91	$13.04	$11.55
Number of accumulation units outstanding at end of period	31,039	31,148	24,131	26,793	30,088	31,567	32,402	49,281	104,993	113,038
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$49.77	$44.22	$37.76	$38.80	$35.73	$26.80	$22.97	$23.45	$19.41	$14.87
Value at end of period	$42.25	$49.77	$44.22	$37.76	$38.80	$35.73	$26.80	$22.97	$23.45	$19.41
Number of accumulation units outstanding at end of period	37,938	39,651	35,944	40,274	43,851	49,853	56,306	44,199	56,445	52,695
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.61	$32.69	$25.91	$27.01	$25.85	$18.28	$16.41	$16.68	$13.70	$11.07
Value at end of period	$30.92	$35.61	$32.69	$25.91	$27.01	$25.85	$18.28	$16.41	$16.68	$13.70
Number of accumulation units outstanding at end of period	34,369	35,437	32,862	37,236	41,455	43,391	46,476	47,531	50,009	50,732

CFI 163

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.64	$21.74	$21.03	$21.09	$19.95	$20.16	$18.59	$17.45	$16.03	$14.49
Value at end of period	$22.31	$22.64	$21.74	$21.03	$21.09	$19.95	$20.16	$18.59	$17.45	$16.03
Number of accumulation units outstanding at end of period	51,469	56,342	44,115	47,912	37,381	38,780	49,600	37,958	77,947	74,366
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.21	$9.06	$9.07	$9.23	$9.90	$8.23	$6.99	$8.03	$7.52	$5.93
Value at end of period	$9.58	$11.21	$9.06	$9.07	$9.23	$9.90	$8.23	$6.99	$8.03	$7.52
Number of accumulation units outstanding at end of period	6,079	6,357	4,155	3,946	4,301	4,403	4,784	8,800	22,804	13,889
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.69	$19.20	$18.64	$17.68	$15.70	$12.10	$10.34	$10.32
Value at end of period	$24.11	$24.69	$19.20	$18.64	$17.68	$15.70	$12.10	$10.34
Number of accumulation units outstanding at end of period	21,139	22,202	19,054	19,301	22,687	9,922	12,489	22,840
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.64	$14.79	$13.10	$13.83	$12.68	$9.78	$8.60	$8.38	$7.09	$6.35
Value at end of period	$15.20	$16.64	$14.79	$13.10	$13.83	$12.68	$9.78	$8.60	$8.38	$7.09
Number of accumulation units outstanding at end of period	36,631	37,327	24,420	27,810	30,846	24,281	13,002	16,038	144,296	126,610
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$35.05	$28.28	$26.60	$26.70	$24.75	$18.92	$16.72	$16.96	$13.13	$9.37
Value at end of period	$32.14	$35.05	$28.28	$26.60	$26.70	$24.75	$18.92	$16.72	$16.96	$13.13
Number of accumulation units outstanding at end of period	9,478	9,173	8,219	8,282	8,975	10,135	2,931	2,449	23,982	15,536
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during February 2018)
Value at beginning of period	$13.85
Value at end of period	$10.57
Number of accumulation units outstanding at end of period	451
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$35.36	$27.18	$25.74	$24.13	$21.53	$16.46	$14.51	$14.05	$12.56	$10.71
Value at end of period	$34.70	$35.36	$27.18	$25.74	$24.13	$21.53	$16.46	$14.51	$14.05	$12.56
Number of accumulation units outstanding at end of period	1,997	1,798	162	624	525	1,408	1,408	5,121	5,426	1,197
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.86	$17.17	$15.62	$15.43	$13.79	$10.54	$9.20	$9.05	$8.14	$6.64
Value at end of period	$19.96	$20.86	$17.17	$15.62	$15.43	$13.79	$10.54	$9.20	$9.05	$8.14
Number of accumulation units outstanding at end of period	2,756	1,189	1,760	488	663	4,070	2,995	10,391	4,273	8,501
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.49	$23.61	$20.66	$21.66	$19.48	$14.95	$13.01	$13.06	$11.85	$10.06
Value at end of period	$24.45	$26.49	$23.61	$20.66	$21.66	$19.48	$14.95	$13.01	$13.06	$11.85
Number of accumulation units outstanding at end of period	817	3,112	1,073	367	351	302	281	256	552	259
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$33.57	$27.24	$25.73	$26.17	$23.77	$17.78	$15.53	$16.02	$12.85	$11.41
Value at end of period	$31.48	$33.57	$27.24	$25.73	$26.17	$23.77	$17.78	$15.53	$16.02	$12.85
Number of accumulation units outstanding at end of period	426	677	586	861	1,522	1,285	2,835	2,835	2,065	1,732
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$21.66	$18.53	$16.49	$17.12	$15.33	$11.52	$9.93	$10.22	$9.35
Value at end of period	$19.47	$21.66	$18.53	$16.49	$17.12	$15.33	$11.52	$9.93	$10.22
Number of accumulation units outstanding at end of period	1,025	825	25	25	10	10	10	10	227

CFI 164

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$22.04	$19.46	$16.21	$17.14	$16.48	$11.99	$10.42	$10.95	$8.74	$5.81
Value at end of period	$19.38	$22.04	$19.46	$16.21	$17.14	$16.48	$11.99	$10.42	$10.95	$8.74
Number of accumulation units outstanding at end of period	1,556	1,494	558	337	35	30	1,923	1,918	1,506	2,015
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.36	$19.85	$17.67	$17.99	$17.19	$12.47	$10.92	$10.93	$8.33	$6.42
Value at end of period	$19.48	$23.36	$19.85	$17.67	$17.99	$17.19	$12.47	$10.92	$10.93	$8.33
Number of accumulation units outstanding at end of period	1,622	1,608	1,647	563	1,295	1,119	1,125	1,414	6,340	5,325
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$47.25	$42.84	$34.72	$35.31	$33.45	$24.50	$21.59	$22.34	$18.12	$14.33
Value at end of period	$39.40	$47.25	$42.84	$34.72	$35.31	$33.45	$24.50	$21.59	$22.34	$18.12
Number of accumulation units outstanding at end of period	20,273	21,274	23,472	25,770	26,181	30,774	32,492	10,780	22,782	20,351
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.02	$15.77	$15.03	$15.18	$14.51	$12.58	$11.19	$11.66	$10.34	$8.29
Value at end of period	$16.84	$18.02	$15.77	$15.03	$15.18	$14.51	$12.58	$11.19	$11.66	$10.34
Number of accumulation units outstanding at end of period	60,650	24,182	13,291	14,789	25,251	33,807	26,424	27,622	57,814	55,673
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$19.54	$16.51	$15.68	$15.90	$15.18	$12.73	$11.16	$11.80	$10.40	$8.17
Value at end of period	$17.75	$19.54	$16.51	$15.68	$15.90	$15.18	$12.73	$11.16	$11.80	$10.40
Number of accumulation units outstanding at end of period	51,999	42,903	15,682	15,629	17,522	17,069	17,515	26,337	100,990	77,040
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.35	$16.94	$16.06	$16.36	$15.56	$12.72	$11.11	$11.82	$10.36	$8.05
Value at end of period	$18.10	$20.35	$16.94	$16.06	$16.36	$15.56	$12.72	$11.11	$11.82	$10.36
Number of accumulation units outstanding at end of period	29,539	27,131	9,445	10,031	10,273	11,119	11,639	11,737	35,152	25,893
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$20.02	$16.61	$15.74	$16.03	$15.22	$12.43	$10.86	$10.67
Value at end of period	$17.75	$20.02	$16.61	$15.74	$16.03	$15.22	$12.43	$10.86
Number of accumulation units outstanding at end of period	9,325	5,892	2,444	2,125	2,105	1,697	616	36
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$14.84	$13.05	$12.38	$12.55	$11.91	$10.39	$9.22	$9.54	$8.54	$6.93
Value at end of period	$13.72	$14.84	$13.05	$12.38	$12.55	$11.91	$10.39	$9.22	$9.54	$8.54
Number of accumulation units outstanding at end of period	1,662	1,636	1,636	1,611	1,509	1,770	1,638	1,421	1,238	778
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.97	$14.74	$14.24	$14.35	$13.70	$12.92	$11.88	$11.94	$10.99	$9.46
Value at end of period	$15.34	$15.97	$14.74	$14.24	$14.35	$13.70	$12.92	$11.88	$11.94	$10.99
Number of accumulation units outstanding at end of period	30,965	12,698	7,170	12,647	7,467	6,363	5,132	4,132	3,324	2,104
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$14.13	$12.92	$12.32	$12.48	$12.22
Value at end of period	$13.40	$14.13	$12.92	$12.32	$12.48
Number of accumulation units outstanding at end of period	0	0	0	0	2,497
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.30	$19.44	$18.56	$18.77	$17.76	$15.99	$14.36	$14.24	$12.94	$11.07
Value at end of period	$20.26	$21.30	$19.44	$18.56	$18.77	$17.76	$15.99	$14.36	$14.24	$12.94
Number of accumulation units outstanding at end of period	1,992	10,184	1,112	1,256	1,256	1,378	1,381	27,964	6,872	7,254

CFI 165

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$20.99	$17.97	$16.96	$17.31	$16.39	$13.52	$11.86	$12.33	$11.00	$8.86
Value at end of period	$19.07	$20.99	$17.97	$16.96	$17.31	$16.39	$13.52	$11.86	$12.33	$11.00
Number of accumulation units outstanding at end of period	8,297	8,732	9,201	10,396	10,446	14,654	15,771	18,683	24,487	23,921
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$20.90	$18.42	$17.43	$17.69	$16.73	$14.48	$12.86	$13.05	$11.75	$9.73
Value at end of period	$19.46	$20.90	$18.42	$17.43	$17.69	$16.73	$14.48	$12.86	$13.05	$11.75
Number of accumulation units outstanding at end of period	13,002	12,998	13,580	13,650	15,406	12,810	12,595	12,883	15,938	18,737
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.85	$12.56	$12.38	$12.47	$11.90	$12.32	$11.97	$11.27	$10.71	$10.21
Value at end of period	$12.69	$12.85	$12.56	$12.38	$12.47	$11.90	$12.32	$11.97	$11.27	$10.71
Number of accumulation units outstanding at end of period	11,665	7,504	7,047	4,509	3,094	131	1,171	5,619	6,521	5,986
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2012)
Value at beginning of period	$27.39	$22.75	$20.56	$20.52	$18.27	$13.96	$12.42
Value at end of period	$25.89	$27.39	$22.75	$20.56	$20.52	$18.27	$13.96
Number of accumulation units outstanding at end of period	14,253	14,831	12,203	16,136	19,294	20,768	20,071
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.57	$35.03	$28.49	$29.26	$26.25	$20.16	$17.48	$18.22	$15.06	$11.20
Value at end of period	$32.74	$38.57	$35.03	$28.49	$29.26	$26.25	$20.16	$17.48	$18.22	$15.06
Number of accumulation units outstanding at end of period	327	273	158	0	4	30	122	511	3,355	1,619
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$38.95	$30.65	$29.36	$31.20	$30.17	$21.93	$18.49	$18.25	$14.56	$10.86
Value at end of period	$37.86	$38.95	$30.65	$29.36	$31.20	$30.17	$21.93	$18.49	$18.25	$14.56
Number of accumulation units outstanding at end of period	10,676	10,950	11,521	14,949	16,766	17,436	14,990	19,458	33,234	26,624
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.04	$13.70	$13.70	$14.02	$12.40	$12.04	$9.64	$10.25	$8.89	$6.71
Value at end of period	$13.63	$15.04	$13.70	$13.70	$14.02	$12.40	$12.04	$9.64	$10.25	$8.89
Number of accumulation units outstanding at end of period	11,680	11,943	11,509	13,269	13,890	9,921	12,274	11,256	19,024	16,447
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.59	$17.83	$17.26	$16.92	$13.14	$13.00	$11.35	$10.46	$8.25	$6.12
Value at end of period	$17.01	$18.59	$17.83	$17.26	$16.92	$13.14	$13.00	$11.35	$10.46	$8.25
Number of accumulation units outstanding at end of period	5,970	5,633	5,190	5,138	6,449	5,083	3,590	2,322	8,145	9,315
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$38.82	$32.22	$29.99	$29.38	$26.28	$19.68	$17.69	$18.73	$16.86	$12.93
Value at end of period	$35.01	$38.82	$32.22	$29.99	$29.38	$26.28	$19.68	$17.69	$18.73	$16.86
Number of accumulation units outstanding at end of period	903	903	916	1,355	1,371	1,366	2,114	2,061	2,537	2,292
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.94	$19.05	$15.54	$16.16	$15.63	$11.27	$9.95	$10.32	$8.31	$6.73
Value at end of period	$17.07	$20.94	$19.05	$15.54	$16.16	$15.63	$11.27	$9.95	$10.32	$8.31
Number of accumulation units outstanding at end of period	1,610	1,518	490	354	547	164	158	151	3,794	3,127
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$27.06	$23.20	$19.87	$21.33	$19.72	$14.74	$12.53	$12.92	$11.32	$8.89
Value at end of period	$23.49	$27.06	$23.20	$19.87	$21.33	$19.72	$14.74	$12.53	$12.92	$11.32
Number of accumulation units outstanding at end of period	30,151	31,193	30,842	35,151	36,753	38,234	43,190	43,309	51,409	51,500
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.35	$21.25	$18.60	$19.16	$17.75	$14.33	$12.82	$13.08	$11.75	$9.66
Value at end of period	$20.95	$23.35	$21.25	$18.60	$19.16	$17.75	$14.33	$12.82	$13.08	$11.75
Number of accumulation units outstanding at end of period	12,232	14,922	12,657	12,970	16,268	13,104	18,986	26,491	55,501	51,757

CFI 166

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.48	$21.69	$18.25	$18.97	$17.38	$13.10	$11.54	$11.90	$10.67	$8.69
Value at end of period	$20.96	$24.48	$21.69	$18.25	$18.97	$17.38	$13.10	$11.54	$11.90	$10.67
Number of accumulation units outstanding at end of period	703	588	220	694	864	961	961	1,053	7,703	7,071
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.73	$20.27	$18.11	$21.70	$21.70	$23.23	$19.68	$24.29	$20.38	$11.99
Value at end of period	$23.70	$28.73	$20.27	$18.11	$21.70	$21.70	$23.23	$19.68	$24.29	$20.38
Number of accumulation units outstanding at end of period	2,887	2,240	1,872	2,267	3,240	4,027	6,272	6,290	13,436	13,325
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.40	$34.96	$30.76	$32.00	$28.08	$21.54	$18.11	$17.95	$14.73	$11.83
Value at end of period	$34.29	$39.40	$34.96	$30.76	$32.00	$28.08	$21.54	$18.11	$17.95	$14.73
Number of accumulation units outstanding at end of period	7,636	7,830	7,155	8,438	8,585	10,396	10,162	9,427	18,805	16,714
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.43	$27.44	$22.77	$23.86	$22.22	$16.13	$13.72	$14.03	$11.17	$8.85
Value at end of period	$27.87	$31.43	$27.44	$22.77	$23.86	$22.22	$16.13	$13.72	$14.03	$11.17
Number of accumulation units outstanding at end of period	1,108	492	366	941	675	620	397	448	721	597
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.51	$20.33	$20.47	$19.84	$19.56	$15.53	$12.88	$14.14	$12.29	$8.89
Value at end of period	$23.66	$27.51	$20.33	$20.47	$19.84	$19.56	$15.53	$12.88	$14.14	$12.29
Number of accumulation units outstanding at end of period	82,190	81,916	75,361	87,528	93,242	101,861	116,938	92,366	162,327	154,655
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$21.78	$20.47	$18.07	$19.12	$19.22	$17.27	$14.99	$15.24	$12.92	$7.80
Value at end of period	$21.00	$21.78	$20.47	$18.07	$19.12	$19.22	$17.27	$14.99	$15.24	$12.92
Number of accumulation units outstanding at end of period	2,339	2,375	1,795	1,639	1,995	1,807	1,652	1,439	3,065	824
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$27.39	$24.01	$22.42	$21.51	$19.35	$15.98	$14.08	$13.81	$12.22	$9.25
Value at end of period	$27.28	$27.39	$24.01	$22.42	$21.51	$19.35	$15.98	$14.08	$13.81	$12.22
Number of accumulation units outstanding at end of period	34,163	42,441	20,130	20,620	18,100	19,536	14,914	11,329	146,179	107,774
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$31.54	$25.50	$23.95	$23.69	$21.38	$15.96	$13.86	$14.53	$11.41	$7.86
Value at end of period	$30.24	$31.54	$25.50	$23.95	$23.69	$21.38	$15.96	$13.86	$14.53	$11.41
Number of accumulation units outstanding at end of period	18,591	19,628	17,760	18,877	22,276	25,090	32,317	52,401	76,196	73,974
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$32.22	$27.97	$23.76	$25.76	$24.19	$18.81	$16.19	$16.49	$14.47	$11.68
Value at end of period	$28.96	$32.22	$27.97	$23.76	$25.76	$24.19	$18.81	$16.19	$16.49	$14.47
Number of accumulation units outstanding at end of period	12,103	11,719	3,911	3,280	3,569	3,758	3,335	3,385	15,057	12,594
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$41.17	$31.10	$30.91	$28.15	$26.13	$18.93	$16.07	$16.39	$14.15	$9.99
Value at end of period	$40.36	$41.17	$31.10	$30.91	$28.15	$26.13	$18.93	$16.07	$16.39	$14.15
Number of accumulation units outstanding at end of period	22,674	24,191	23,160	23,235	22,139	20,363	17,689	6,582	19,136	21,841
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.08	$15.85	$15.69	$15.99	$16.31	$14.40	$12.23	$14.08	$12.49	$9.16
Value at end of period	$17.09	$20.08	$15.85	$15.69	$15.99	$16.31	$14.40	$12.23	$14.08	$12.49
Number of accumulation units outstanding at end of period	2,500	2,042	3,398	1,260	1,475	322	639	387	5,780	5,312
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.84	$9.76	$9.67	$10.10	$10.91	$9.15	$7.77	$8.90	$8.25	$6.30
Value at end of period	$9.98	$11.84	$9.76	$9.67	$10.10	$10.91	$9.15	$7.77	$8.90	$8.25
Number of accumulation units outstanding at end of period	8,058	8,191	5,564	5,187	4,742	6,902	8,477	21,567	33,476	33,496

CFI 167

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.62	$13.33	$12.13	$13.24	$13.74	$10.62	$8.80	$9.42	$8.82	$6.72
Value at end of period	$13.26	$15.62	$13.33	$12.13	$13.24	$13.74	$10.62	$8.80	$9.42	$8.82
Number of accumulation units outstanding at end of period	619	619	600	494	638	629	795	712	1,086	889
WANGER INTERNATIONAL
Value at beginning of period	$15.56	$11.81	$12.09	$12.19	$12.86	$10.61	$8.80	$10.41	$8.41	$5.66
Value at end of period	$12.69	$15.56	$11.81	$12.09	$12.19	$12.86	$10.61	$8.80	$10.41	$8.41
Number of accumulation units outstanding at end of period	1,953	1,836	2,585	2,475	1,754	1,978	2,199	2,447	8,038	4,078
WANGER SELECT
Value at beginning of period	$30.72	$24.47	$21.78	$21.93	$21.45	$16.08	$13.70	$16.79	$13.39	$8.13
Value at end of period	$26.67	$30.72	$24.47	$21.78	$21.93	$21.45	$16.08	$13.70	$16.79	$13.39
Number of accumulation units outstanding at end of period	1,091	1,057	1,218	1,360	1,349	2,008	2,144	2,156	27,833	16,337
WANGER USA
Value at beginning of period	$30.29	$25.56	$22.69	$23.03	$22.18	$16.73	$14.07	$14.71	$12.03	$8.54
Value at end of period	$29.58	$30.29	$25.56	$22.69	$23.03	$22.18	$16.73	$14.07	$14.71	$12.03
Number of accumulation units outstanding at end of period	1,188	944	1,098	1,103	370	376	2,935	2,802	10,591	3,960
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$49.47	$44.94	$35.19	$37.20	$34.96	$25.55	$22.72	$23.43	$19.29	$14.99
Value at end of period	$42.30	$49.47	$44.94	$35.19	$37.20	$34.96	$25.55	$22.72	$23.43	$19.29
Number of accumulation units outstanding at end of period	971	1,126	984	981	1,113	1,508	1,880	2,768	51,212	44,484

TABLE 21
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90%
EFFECTIVE DECEMBER 16, 2008
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during September 2010)
Value at beginning of period	$27.10	$21.46	$21.23	$20.91	$20.13	$15.07	$13.24	$14.10	$13.12
Value at end of period	$26.41	$27.10	$21.46	$21.23	$20.91	$20.13	$15.07	$13.24	$14.10
Number of accumulation units outstanding at end of period	159	1,279	1,278	1,279	1,286	1,281	1,271	1,260	1,260
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2010)
Value at beginning of period	$22.00	$17.21	$16.14	$16.35	$14.47	$11.89	$10.79	$11.09	$10.22
Value at end of period	$22.34	$22.00	$17.21	$16.14	$16.35	$14.47	$11.89	$10.79	$11.09
Number of accumulation units outstanding at end of period	662	37,841	38,635	40,197	1,502	484	401	243	180
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2010)
Value at beginning of period	$21.23	$17.61	$16.25	$16.88	$15.61	$12.14	$11.17	$11.06	$10.20
Value at end of period	$19.94	$21.23	$17.61	$16.25	$16.88	$15.61	$12.14	$11.17	$11.06
Number of accumulation units outstanding at end of period	180	2,079	2,037	2,110	1,712	1,575	1,488	1,346	1,326

CFI 168

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.50	$12.24	$11.79	$12.16	$11.95	$13.27	$12.55	$11.21	$11.43
Value at end of period	$12.08	$12.50	$12.24	$11.79	$12.16	$11.95	$13.27	$12.55	$11.21
Number of accumulation units outstanding at end of period	226	791	791	791	1,593	1,333	3,538	735	726
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during April 2016)
Value at beginning of period	$11.16	$9.86	$9.63
Value at end of period	$10.28	$11.16	$9.86
Number of accumulation units outstanding at end of period	0	1,008	966
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$20.31	$16.62	$14.91	$14.56	$13.49	$10.35	$8.92	$9.17	$8.12	$6.35
Value at end of period	$18.78	$20.31	$16.62	$14.91	$14.56	$13.49	$10.35	$8.92	$9.17	$8.12
Number of accumulation units outstanding at end of period	2,841	39,748	38,992	40,688	4,623	1,334	3,558	872	341	341
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$18.43	$14.66	$13.99	$13.75	$13.63	$10.63	$8.79	$10.35	$8.36	$5.61
Value at end of period	$16.49	$18.43	$14.66	$13.99	$13.75	$13.63	$10.63	$8.79	$10.35	$8.36
Number of accumulation units outstanding at end of period	603	4,696	4,202	3,748	4,103	1,311	3,667	968	869	855
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.35	$12.07	$11.85	$11.93	$11.41	$11.74	$11.19	$10.60	$9.98	$9.75
Value at end of period	$12.22	$12.35	$12.07	$11.85	$11.93	$11.41	$11.74	$11.19	$10.60	$9.98
Number of accumulation units outstanding at end of period	520	387	254	98	544	434	272	214	22	22
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$19.92	$15.94	$14.83	$14.21	$13.12	$9.90	$8.28	$8.79	$7.89	$6.12
Value at end of period	$19.16	$19.92	$15.94	$14.83	$14.21	$13.12	$9.90	$8.28	$8.79	$7.89
Number of accumulation units outstanding at end of period	37,408	39,645	37,748	37,459	81,077	76,953	82,931	75,074	44,743	51,394
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$19.21	$16.13	$14.36	$14.52	$13.18	$10.09	$9.05	$8.54	$7.60	$6.58
Value at end of period	$18.46	$19.21	$16.13	$14.36	$14.52	$13.18	$10.09	$9.05	$8.54	$7.60
Number of accumulation units outstanding at end of period	9,657	8,554	8,024	7,670	5,292	6,938	6,620	4,557	4,494	5,578
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during September 2010)
Value at beginning of period	$23.58	$21.34	$17.36	$19.54	$17.97	$12.55	$10.87	$11.74	$10.41
Value at end of period	$19.03	$23.58	$21.34	$17.36	$19.54	$17.97	$12.55	$10.87	$11.74
Number of accumulation units outstanding at end of period	489	1,421	1,300	1,254	722	1,064	172	142	88
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2010)
Value at beginning of period	$23.88	$20.80	$18.16	$19.11	$17.37	$12.12	$10.16	$11.57	$10.24
Value at end of period	$20.43	$23.88	$20.80	$18.16	$19.11	$17.37	$12.12	$10.16	$11.57
Number of accumulation units outstanding at end of period	209	1,759	1,721	1,704	1,597	2,521	1,532	1,533	1,532

CFI 169

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.55	$9.67	$10.80	$11.33	$11.54	$9.31	$7.49	$8.15	$7.76	$5.71
Value at end of period	$11.09	$12.55	$9.67	$10.80	$11.33	$11.54	$9.31	$7.49	$8.15	$7.76
Number of accumulation units outstanding at end of period	2,375	16,877	17,194	19,153	3,337	3,038	1,814	269	119	98
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during February 2016)
Value at beginning of period	$12.12	$10.47	$8.56
Value at end of period	$11.43	$12.12	$10.47
Number of accumulation units outstanding at end of period	782	8,117	4,908
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during April 2016)
Value at beginning of period	$11.61	$9.38	$9.51
Value at end of period	$12.42	$11.61	$9.38
Number of accumulation units outstanding at end of period	2,091	3,241	24
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.54	$14.00	$13.10	$13.52	$12.44	$10.64	$9.72	$9.38	$8.44	$6.92
Value at end of period	$14.99	$15.54	$14.00	$13.10	$13.52	$12.44	$10.64	$9.72	$9.38	$8.44
Number of accumulation units outstanding at end of period	4,703	4,925	6,725	6,653	10,331	9,949	9,990	9,971	4,002	3,928
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during February 2013)
Value at beginning of period	$16.56	$15.60	$14.91	$14.33	$11.10	$11.32
Value at end of period	$15.72	$16.56	$15.60	$14.91	$14.33	$11.10
Number of accumulation units outstanding at end of period	68	2,251	2,648	2,490	1,773	8
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.27
Number of accumulation units outstanding at end of period	990
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2012)
Value at beginning of period	$18.99	$16.90	$14.97	$15.93	$14.35	$10.71	$9.89
Value at end of period	$16.28	$18.99	$16.90	$14.97	$15.93	$14.35	$10.71
Number of accumulation units outstanding at end of period	0	15	819	810	37	30	2,527
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2013)
Value at beginning of period	$16.79	$15.17	$11.68	$12.59	$12.06	$10.87
Value at end of period	$13.72	$16.79	$15.17	$11.68	$12.59	$12.06
Number of accumulation units outstanding at end of period	0	0	576	0	24	11
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$18.33	$15.17	$14.17	$14.21	$12.81	$9.84	$8.53	$8.83	$7.60	$5.83
Value at end of period	$17.00	$18.33	$15.17	$14.17	$14.21	$12.81	$9.84	$8.53	$8.83	$7.60
Number of accumulation units outstanding at end of period	89,427	138,186	150,410	153,572	116,131	120,972	131,924	129,932	92,495	107,260
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.98	$14.29	$12.21	$12.83	$11.91	$9.38	$8.07	$8.06	$7.06	$5.61
Value at end of period	$14.53	$15.98	$14.29	$12.21	$12.83	$11.91	$9.38	$8.07	$8.06	$7.06
Number of accumulation units outstanding at end of period	49,671	52,063	54,903	57,455	77,590	81,787	86,877	90,073	72,686	82,677

CFI 170

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$19.28	$14.40	$14.41	$13.57	$12.30	$9.10	$8.01	$8.07	$6.55	$5.26
Value at end of period	$19.08	$19.28	$14.40	$14.41	$13.57	$12.30	$9.10	$8.01	$8.07	$6.55
Number of accumulation units outstanding at end of period	61,845	69,944	71,646	74,750	78,116	82,752	91,637	99,559	104,186	145,914
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.18	$8.66	$9.20	$8.96	$9.83	$7.61	$6.36	$7.74	$6.91	$5.51
Value at end of period	$9.44	$11.18	$8.66	$9.20	$8.96	$9.83	$7.61	$6.36	$7.74	$6.91
Number of accumulation units outstanding at end of period	5,105	9,532	8,817	8,701	6,942	6,999	7,312	7,452	7,459	8,248
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$20.20	$18.42	$14.28	$15.55	$15.61	$11.56	$9.85	$10.33	$8.13	$6.35
Value at end of period	$17.44	$20.20	$18.42	$14.28	$15.55	$15.61	$11.56	$9.85	$10.33	$8.13
Number of accumulation units outstanding at end of period	1,268	10,285	9,867	11,186	8,533	9,545	9,931	9,148	2,467	2,302
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$22.17	$19.44	$17.52	$18.47	$17.84	$13.93	$12.74	$13.11
Value at end of period	$19.34	$22.17	$19.44	$17.52	$18.47	$17.84	$13.93	$12.74
Number of accumulation units outstanding at end of period	0	0	0	0	260	144	97	63
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$71.57	$56.71	$55.95	$53.76	$50.03	$36.02	$37.17
Value at end of period	$68.35	$71.57	$56.71	$55.95	$53.76	$50.03	$36.02
Number of accumulation units outstanding at end of period	463	1,223	1,776	2,453	1,948	2,289	2,348
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$16.66	$14.85	$13.59	$14.56	$13.58	$10.60	$9.39	$9.49	$8.74	$6.87
Value at end of period	$14.96	$16.66	$14.85	$13.59	$14.56	$13.58	$10.60	$9.39	$9.49	$8.74
Number of accumulation units outstanding at end of period	2,839	7,241	11,282	11,217	9,175	11,356	13,705	12,260	12,119	14,173
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$13.83	$10.51	$10.42	$11.68
Value at end of period	$13.01	$13.83	$10.51	$10.42
Number of accumulation units outstanding at end of period	42	3,831	47	29
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2009)
Value at beginning of period	$19.13	$15.09	$15.15	$14.52	$12.96	$10.04	$8.54	$9.10	$8.02	$6.11
Value at end of period	$18.47	$19.13	$15.09	$15.15	$14.52	$12.96	$10.04	$8.54	$9.10	$8.02
Number of accumulation units outstanding at end of period	220	220	220	220	220	220	220	220	220	220
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during August 2017)
Value at beginning of period	$11.77	$11.03
Value at end of period	$10.05	$11.77
Number of accumulation units outstanding at end of period	0	23
LKCM AQUINAS CATHOLIC EQUITY FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.39	$10.35	$10.03
Value at end of period	$11.30	$12.39	$10.35
Number of accumulation units outstanding at end of period	0	44,000	40,284

CFI 171

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$23.10	$21.23	$16.98	$17.77	$17.07	$12.70	$11.04	$11.07
Value at end of period	$19.05	$23.10	$21.23	$16.98	$17.77	$17.07	$12.70	$11.04
Number of accumulation units outstanding at end of period	0	7,079	6,715	6,312	350	274	196	113
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$16.04	$15.15	$13.13	$13.77	$12.46	$9.65	$8.50	$8.93	$7.19	$5.73
Value at end of period	$13.50	$16.04	$15.15	$13.13	$13.77	$12.46	$9.65	$8.50	$8.93	$7.19
Number of accumulation units outstanding at end of period	1,340	2,697	2,644	2,583	2,516	2,458	2,388	1,781	1,615	1,614
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.26	$10.10	$10.10
Value at end of period	$10.28	$10.26	$10.10
Number of accumulation units outstanding at end of period	0	3,002	2,975
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during June 2014)
Value at beginning of period	$10.48	$10.25	$10.11	$10.21	$10.02
Value at end of period	$10.38	$10.48	$10.25	$10.11	$10.21
Number of accumulation units outstanding at end of period	867	17,675	18,226	18,756	15
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.05	$16.23	$14.90	$15.12	$13.84	$10.12	$9.22	$9.68
Value at end of period	$17.75	$19.05	$16.23	$14.90	$15.12	$13.84	$10.12	$9.22
Number of accumulation units outstanding at end of period	0	438	449	449	740	795	1,006	380
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.78	$10.32	$9.74	$11.43	$12.12	$11.29	$9.42	$11.61	$9.22	$5.42
Value at end of period	$12.00	$13.78	$10.32	$9.74	$11.43	$12.12	$11.29	$9.42	$11.61	$9.22
Number of accumulation units outstanding at end of period	7,114	23,983	23,331	27,729	24,007	27,945	37,372	26,455	7,830	9,477
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during January 2009)
Value at beginning of period	$21.17	$18.71	$15.99	$17.15	$15.46	$11.06	$9.46	$9.76	$7.98	$6.05
Value at end of period	$18.81	$21.17	$18.71	$15.99	$17.15	$15.46	$11.06	$9.46	$9.76	$7.98
Number of accumulation units outstanding at end of period	277	1,043	1,159	1,088	1,427	2,246	2,473	2,473	2,246	3,428
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.14	$12.61	$12.03	$12.20	$11.40	$9.88	$8.96	$9.21	$8.31	$7.05
Value at end of period	$13.44	$14.14	$12.61	$12.03	$12.20	$11.40	$9.88	$8.96	$9.21	$8.31
Number of accumulation units outstanding at end of period	17,893	21,236	21,283	21,007	8,445	8,322	7,843	7,504	1,857	1,527
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during January 2017)
Value at beginning of period	$6.24	$6.26
Value at end of period	$5.31	$6.24
Number of accumulation units outstanding at end of period	0	12

CFI 172

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.60	$13.24	$12.70	$13.17	$12.89	$14.33	$13.30	$12.01	$11.21	$9.43
Value at end of period	$13.18	$13.60	$13.24	$12.70	$13.17	$12.89	$14.33	$13.30	$12.01	$11.21
Number of accumulation units outstanding at end of period	1,199	1,926	1,798	3,763	5,819	6,003	6,654	696	840	919
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$16.70	$15.71	$13.88	$14.58	$14.70	$13.24	$11.51	$11.81	$10.09	$6.49
Value at end of period	$16.00	$16.70	$15.71	$13.88	$14.58	$14.70	$13.24	$11.51	$11.81	$10.09
Number of accumulation units outstanding at end of period	3,467	5,955	5,614	5,383	4,797	4,878	6,142	5,426	6,049	6,036
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during April 2016)
Value at beginning of period	$10.18	$9.97	$10.13
Value at end of period	$10.14	$10.18	$9.97
Number of accumulation units outstanding at end of period	0	2,880	2,751
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during January 2009)
Value at beginning of period	$16.02	$15.79	$15.00	$15.81	$15.71	$15.50	$13.51	$13.96	$12.50	$10.72
Value at end of period	$16.08	$16.02	$15.79	$15.00	$15.81	$15.71	$15.50	$13.51	$13.96	$12.50
Number of accumulation units outstanding at end of period	7,462	9,565	11,755	13,482	16,662	17,107	15,629	8,073	4,661	4,690
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$12.73	$10.34	$10.20
Value at end of period	$10.23	$12.73	$10.34
Number of accumulation units outstanding at end of period	561	763	23
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2012)
Value at beginning of period	$3.81	$3.51	$2.42	$3.33	$3.67	$7.63	$7.22
Value at end of period	$3.32	$3.81	$3.51	$2.42	$3.33	$3.67	$7.63
Number of accumulation units outstanding at end of period	0	47	47	47	1,152	108	1,519
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$15.15	$13.32	$12.47	$12.82	$12.18	$10.53	$9.35	$9.56	$8.45	$7.15
Value at end of period	$13.99	$15.15	$13.32	$12.47	$12.82	$12.18	$10.53	$9.35	$9.56	$8.45
Number of accumulation units outstanding at end of period	61,654	68,591	69,757	72,624	81,399	90,577	101,208	108,258	118,052	136,813
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during April 2016)
Value at beginning of period	$12.63	$10.68	$9.77
Value at end of period	$11.67	$12.63	$10.68
Number of accumulation units outstanding at end of period	0	24	5
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.32	$12.26	$11.64	$12.27	$12.33	$12.96	$12.12	$11.79	$10.27	$8.52
Value at end of period	$12.94	$13.32	$12.26	$11.64	$12.27	$12.33	$12.96	$12.12	$11.79	$10.27
Number of accumulation units outstanding at end of period	14,731	20,087	21,373	21,238	25,914	26,059	27,970	23,173	23,132	25,469
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.06	$9.84	$9.36	$10.02
Value at end of period	$10.90	$12.06	$9.84	$9.36
Number of accumulation units outstanding at end of period	5,208	6,153	6,356	7,050

CFI 173

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$9.69	$9.72	$9.79	$9.87	$9.96	$10.05	$10.14	$10.23	$10.29	$10.35
Value at end of period	$9.75	$9.69	$9.72	$9.79	$9.87	$9.96	$10.05	$10.14	$10.23	$10.29
Number of accumulation units outstanding at end of period	15,990	23,991	29,779	34,089	17,125	44,452	13,408	15,579	13,456	11,278
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.23	$15.28	$14.05	$14.38	$13.11	$10.12	$8.82	$8.93	$7.89	$6.11
Value at end of period	$17.26	$18.23	$15.28	$14.05	$14.38	$13.11	$10.12	$8.82	$8.93	$7.89
Number of accumulation units outstanding at end of period	142,671	150,715	153,138	156,224	138,073	151,913	127,589	134,901	144,274	158,546
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$18.37	$17.45	$15.36	$15.82	$15.78	$15.08	$13.34	$12.89	$11.39	$7.90
Value at end of period	$17.62	$18.37	$17.45	$15.36	$15.82	$15.78	$15.08	$13.34	$12.89	$11.39
Number of accumulation units outstanding at end of period	1,561	867	822	733	567	287	287	294	543	1,303
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.24	$15.58	$14.25	$14.26	$12.64	$9.59	$8.46	$8.54	$7.56	$6.19
Value at end of period	$17.77	$19.24	$15.58	$14.25	$14.26	$12.64	$9.59	$8.46	$8.54	$7.56
Number of accumulation units outstanding at end of period	6,696	15,675	16,541	22,764	30,228	30,917	30,621	25,770	13,230	14,310
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.22	$17.96	$15.34	$15.76	$14.52	$10.89	$9.33	$9.53	$7.88	$6.04
Value at end of period	$17.16	$20.22	$17.96	$15.34	$15.76	$14.52	$10.89	$9.33	$9.53	$7.88
Number of accumulation units outstanding at end of period	6,104	9,814	10,572	14,350	29,295	29,374	34,715	29,610	14,349	17,408
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.95	$18.31	$14.51	$15.13	$14.48	$10.24	$9.19	$9.34	$7.67	$6.20
Value at end of period	$17.32	$19.95	$18.31	$14.51	$15.13	$14.48	$10.24	$9.19	$9.34	$7.67
Number of accumulation units outstanding at end of period	867	1,637	1,924	2,090	7,248	7,944	12,655	10,666	2,808	3,691
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.43	$13.87	$13.41	$13.45	$12.72	$12.85	$11.86	$11.13	$10.22	$9.24
Value at end of period	$14.23	$14.43	$13.87	$13.41	$13.45	$12.72	$12.85	$11.86	$11.13	$10.22
Number of accumulation units outstanding at end of period	15,890	18,159	18,786	20,615	12,153	15,178	19,144	10,042	10,057	13,615
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.27	$9.11	$9.11	$9.28	$9.95	$8.27	$7.03	$8.08	$7.56	$5.99
Value at end of period	$9.64	$11.27	$9.11	$9.11	$9.28	$9.95	$8.27	$7.03	$8.08	$7.56
Number of accumulation units outstanding at end of period	829	185	185	581	842	804	697	375	152	233
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.69	$19.20	$18.64	$17.68	$15.70	$12.10	$10.34	$10.32
Value at end of period	$24.11	$24.69	$19.20	$18.64	$17.68	$15.70	$12.10	$10.34
Number of accumulation units outstanding at end of period	46,849	50,252	54,529	56,588	57,798	19,070	20,005	13,503
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$17.66	$15.69	$13.90	$14.68	$13.46	$10.38	$9.13	$8.90	$7.52	$6.89
Value at end of period	$16.13	$17.66	$15.69	$13.90	$14.68	$13.46	$10.38	$9.13	$8.90	$7.52
Number of accumulation units outstanding at end of period	18,611	29,327	29,794	32,535	35,010	30,898	30,926	15,606	4,279	4,280
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.85	$19.24	$18.10	$18.17	$16.84	$12.88	$11.38	$11.54	$8.93	$6.37
Value at end of period	$21.87	$23.85	$19.24	$18.10	$18.17	$16.84	$12.88	$11.38	$11.54	$8.93
Number of accumulation units outstanding at end of period	3,695	9,586	10,177	10,407	9,792	9,806	7,948	1,554	626	3,880

CFI 174

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$13.61	$10.84
Value at end of period	$10.55	$13.61
Number of accumulation units outstanding at end of period	0	1,403
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$35.36	$27.18	$25.74	$24.13	$21.53	$16.46	$14.51	$14.05	$12.56	$10.71
Value at end of period	$34.70	$35.36	$27.18	$25.74	$24.13	$21.53	$16.46	$14.51	$14.05	$12.56
Number of accumulation units outstanding at end of period	1,442	1,372	598	868	1,344	1,443	1,368	571	95	1,119
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.97	$17.26	$15.70	$15.52	$13.87	$10.60	$9.25	$9.10	$8.19	$6.95
Value at end of period	$20.07	$20.97	$17.26	$15.70	$15.52	$13.87	$10.60	$9.25	$9.10	$8.19
Number of accumulation units outstanding at end of period	1,022	2,495	2,560	209	1,558	1,554	1,341	1,020	604	447
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.49	$23.61	$20.66	$21.66	$19.48	$14.95	$13.01	$13.06	$11.85	$10.06
Value at end of period	$24.45	$26.49	$23.61	$20.66	$21.66	$19.48	$14.95	$13.01	$13.06	$11.85
Number of accumulation units outstanding at end of period	695	382	382	382	791	766	813	807	724	325
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$33.57	$27.24	$25.73	$26.17	$23.77	$17.78	$15.53	$16.02	$12.85	$11.41
Value at end of period	$31.48	$33.57	$27.24	$25.73	$26.17	$23.77	$17.78	$15.53	$16.02	$12.85
Number of accumulation units outstanding at end of period	367	418	773	754	733	714	689	380	420	419
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2013)
Value at beginning of period	$21.78	$18.63	$16.58	$17.21	$15.41	$14.27
Value at end of period	$19.58	$21.78	$18.63	$16.58	$17.21	$15.41
Number of accumulation units outstanding at end of period	605	13,285	13,478	13,939	440	12
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$22.16	$19.57	$16.30	$17.24	$16.57	$12.05	$10.48	$10.61
Value at end of period	$19.48	$22.16	$19.57	$16.30	$17.24	$16.57	$12.05	$10.48
Number of accumulation units outstanding at end of period	512	116	116	116	298	154	62	29
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.09	$19.62	$17.46	$17.78	$16.98	$12.32	$10.80	$10.80	$8.24	$6.34
Value at end of period	$19.25	$23.09	$19.62	$17.46	$17.78	$16.98	$12.32	$10.80	$10.80	$8.24
Number of accumulation units outstanding at end of period	3,627	2,617	3,323	3,424	1,243	1,243	1,908	84	84	84
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$21.78	$19.75	$16.01	$16.28	$15.42	$11.29	$9.95	$10.30	$8.35	$6.61
Value at end of period	$18.17	$21.78	$19.75	$16.01	$16.28	$15.42	$11.29	$9.95	$10.30	$8.35
Number of accumulation units outstanding at end of period	1,443	4,174	5,830	5,605	4,586	4,785	5,320	2,797	2,497	1,910
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.02	$12.27	$11.69	$11.81	$11.28	$9.79	$8.71	$9.07	$8.04	$6.56
Value at end of period	$13.10	$14.02	$12.27	$11.69	$11.81	$11.28	$9.79	$8.71	$9.07	$8.04
Number of accumulation units outstanding at end of period	93,603	146,158	144,350	153,638	155,173	165,598	184,878	186,519	175,224	172,291

CFI 175

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.65	$12.37	$11.75	$11.92	$11.38	$9.54	$8.36	$8.85	$7.79	$6.26
Value at end of period	$13.30	$14.65	$12.37	$11.75	$11.92	$11.38	$9.54	$8.36	$8.85	$7.79
Number of accumulation units outstanding at end of period	121,918	159,890	166,102	167,882	171,558	178,121	191,008	190,362	162,701	184,057
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.75	$12.28	$11.64	$11.86	$11.28	$9.22	$8.06	$8.57	$7.51	$5.98
Value at end of period	$13.13	$14.75	$12.28	$11.64	$11.86	$11.28	$9.22	$8.06	$8.57	$7.51
Number of accumulation units outstanding at end of period	67,664	99,927	113,466	117,182	109,319	110,353	114,275	112,510	103,452	118,926
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$20.02	$16.61	$15.74	$16.03	$15.22	$12.43	$10.86	$11.14
Value at end of period	$17.75	$20.02	$16.61	$15.74	$16.03	$15.22	$12.43	$10.86
Number of accumulation units outstanding at end of period	169	2,493	2,023	1,649	1,137	622	332	151
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$14.92	$13.12	$12.45	$12.62	$11.97	$10.45	$9.27	$9.59	$8.58	$6.41
Value at end of period	$13.79	$14.92	$13.12	$12.45	$12.62	$11.97	$10.45	$9.27	$9.59	$8.58
Number of accumulation units outstanding at end of period	0	0	0	0	552	438	330	164	80	56
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.99	$12.91	$12.47	$12.57	$11.99	$11.31	$10.40	$10.46	$9.63	$8.30
Value at end of period	$13.44	$13.99	$12.91	$12.47	$12.57	$11.99	$11.31	$10.40	$10.46	$9.63
Number of accumulation units outstanding at end of period	26,086	110,528	126,665	143,306	15,631	15,709	15,898	8,636	21,775	20,298
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.21	$13.00	$12.39	$12.55	$11.99	$11.04	$9.95	$10.08
Value at end of period	$13.48	$14.21	$13.00	$12.39	$12.55	$11.99	$11.04	$9.95
Number of accumulation units outstanding at end of period	0	0	0	0	14,363	10,011	226	129
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$14.70	$13.42	$12.81	$12.95	$12.26	$11.03	$9.91	$9.82	$8.92	$7.64
Value at end of period	$13.98	$14.70	$13.42	$12.81	$12.95	$12.26	$11.03	$9.91	$9.82	$8.92
Number of accumulation units outstanding at end of period	2,313	2,818	2,579	2,511	2,531	2,530	3,448	5,610	5,923	8,881
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$14.96	$12.80	$12.08	$12.34	$11.68	$9.63	$8.45	$8.78	$7.84	$6.32
Value at end of period	$13.59	$14.96	$12.80	$12.08	$12.34	$11.68	$9.63	$8.45	$8.78	$7.84
Number of accumulation units outstanding at end of period	20,992	24,144	23,013	23,937	23,738	23,265	25,373	25,629	26,435	34,652
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.82	$13.06	$12.36	$12.54	$11.86	$10.27	$9.12	$9.26	$8.34	$6.90
Value at end of period	$13.80	$14.82	$13.06	$12.36	$12.54	$11.86	$10.27	$9.12	$9.26	$8.34
Number of accumulation units outstanding at end of period	11,732	11,602	11,886	11,949	12,114	12,956	14,416	15,215	18,946	22,666
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.92	$12.63	$12.45	$12.54	$11.97	$12.39	$12.04	$11.33	$10.77	$10.23
Value at end of period	$12.76	$12.92	$12.63	$12.45	$12.54	$11.97	$12.39	$12.04	$11.33	$10.77
Number of accumulation units outstanding at end of period	1,023	8,568	8,510	14,175	8,875	8,731	979	156	118	80

CFI 176

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$24.15	$21.93	$17.84	$18.32	$16.43	$14.63
Value at end of period	$20.50	$24.15	$21.93	$17.84	$18.32	$16.43
Number of accumulation units outstanding at end of period	1,359	3,299	2,614	1,258	580	553
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$20.35	$16.02	$15.34	$16.30	$15.77	$11.46	$9.66	$9.54	$7.61	$5.83
Value at end of period	$19.79	$20.35	$16.02	$15.34	$16.30	$15.77	$11.46	$9.66	$9.54	$7.61
Number of accumulation units outstanding at end of period	10,060	15,989	13,260	12,641	3,801	3,965	4,282	580	211	199
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.08	$13.74	$13.74	$14.06	$12.44	$12.07	$9.66	$10.28	$8.92	$6.68
Value at end of period	$13.67	$15.08	$13.74	$13.74	$14.06	$12.44	$12.07	$9.66	$10.28	$8.92
Number of accumulation units outstanding at end of period	5,056	8,765	9,488	9,224	9,612	9,620	9,705	9,076	4,875	5,145
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$16.23	$15.57	$15.07	$14.77	$11.47	$11.34	$9.91	$9.13	$7.20	$5.12
Value at end of period	$14.85	$16.23	$15.57	$15.07	$14.77	$11.47	$11.34	$9.91	$9.13	$7.20
Number of accumulation units outstanding at end of period	1,172	3,294	3,051	3,004	2,315	1,083	1,689	362	123	89
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$17.88	$14.84	$13.81	$13.53	$12.10	$9.06	$8.15	$8.62	$7.77	$6.12
Value at end of period	$16.12	$17.88	$14.84	$13.81	$13.53	$12.10	$9.06	$8.15	$8.62	$7.77
Number of accumulation units outstanding at end of period	327	327	480	480	535	697	820	581	581	2,041
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$19.55	$17.78	$14.50	$15.08	$14.58	$10.51	$9.56
Value at end of period	$15.93	$19.55	$17.78	$14.50	$15.08	$14.58	$10.51
Number of accumulation units outstanding at end of period	30	30	406	386	339	302	277
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$18.42	$15.79	$13.53	$14.52	$13.42	$10.03	$8.53	$8.79	$7.71	$6.14
Value at end of period	$15.99	$18.42	$15.79	$13.53	$14.52	$13.42	$10.03	$8.53	$8.79	$7.71
Number of accumulation units outstanding at end of period	1,487	4,194	4,837	4,378	3,946	1,298	3,452	831	963	1,507
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$18.13	$16.50	$14.44	$14.88	$13.78	$11.13	$9.95	$10.15	$9.12	$7.56
Value at end of period	$16.27	$18.13	$16.50	$14.44	$14.88	$13.78	$11.13	$9.95	$10.15	$9.12
Number of accumulation units outstanding at end of period	44,346	59,986	60,275	63,696	60,246	59,844	65,240	58,004	65,559	75,093
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$18.57	$16.45	$13.84	$14.39	$13.18	$9.94	$8.75	$9.24
Value at end of period	$15.90	$18.57	$16.45	$13.84	$14.39	$13.18	$9.94	$8.75
Number of accumulation units outstanding at end of period	1,788	1,753	2,480	2,341	951	1,672	834	21

CFI 177

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.76	$8.30	$7.41	$8.88	$8.88	$9.51	$8.05	$9.94	$8.34	$5.20
Value at end of period	$9.70	$11.76	$8.30	$7.41	$8.88	$8.88	$9.51	$8.05	$9.94	$8.34
Number of accumulation units outstanding at end of period	769	3,383	1,530	2,190	1,811	1,769	3,087	2,645	3,002	4,759
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$21.75	$19.30	$16.98	$17.67	$15.51	$11.89	$10.00	$9.91	$8.13	$6.68
Value at end of period	$18.93	$21.75	$19.30	$16.98	$17.67	$15.51	$11.89	$10.00	$9.91	$8.13
Number of accumulation units outstanding at end of period	2,052	4,936	5,356	5,266	4,942	5,074	6,145	948	948	948
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$23.32	$20.36	$16.90	$17.70	$16.48	$11.97	$10.18	$10.41	$8.29	$6.63
Value at end of period	$20.68	$23.32	$20.36	$16.90	$17.70	$16.48	$11.97	$10.18	$10.41	$8.29
Number of accumulation units outstanding at end of period	1,927	2,774	2,599	2,412	1,242	566	9	7	1	42
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$17.81	$13.17	$13.26	$12.85	$12.67	$10.06	$8.34	$9.16	$7.96	$5.88
Value at end of period	$15.32	$17.81	$13.17	$13.26	$12.85	$12.67	$10.06	$8.34	$9.16	$7.96
Number of accumulation units outstanding at end of period	38,507	54,843	54,661	61,323	46,772	49,805	54,475	33,065	33,023	37,240
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$19.41	$18.24	$16.11	$17.04	$17.14	$15.39	$13.37	$13.58	$11.52	$7.09
Value at end of period	$18.72	$19.41	$18.24	$16.11	$17.04	$17.14	$15.39	$13.37	$13.58	$11.52
Number of accumulation units outstanding at end of period	1,250	1,671	1,628	2,236	2,915	3,284	3,195	545	1,041	700
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$21.13	$18.53	$17.30	$16.59	$14.93	$12.33	$10.86	$10.65	$9.43	$7.31
Value at end of period	$21.05	$21.13	$18.53	$17.30	$16.59	$14.93	$12.33	$10.86	$10.65	$9.43
Number of accumulation units outstanding at end of period	19,032	134,732	135,590	130,738	110,885	100,041	93,634	57,281	5,924	5,989
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$22.26	$18.00	$16.91	$16.72	$15.09	$11.26	$9.79	$10.25	$8.05	$5.78
Value at end of period	$21.35	$22.26	$18.00	$16.91	$16.72	$15.09	$11.26	$9.79	$10.25	$8.05
Number of accumulation units outstanding at end of period	39,282	44,120	44,818	48,196	39,040	41,553	43,448	49,255	53,235	65,801
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$17.23	$14.96	$12.71	$13.77	$12.93	$10.06	$8.66	$8.82	$7.74	$6.41
Value at end of period	$15.48	$17.23	$14.96	$12.71	$13.77	$12.93	$10.06	$8.66	$8.82	$7.74
Number of accumulation units outstanding at end of period	16,026	16,633	17,225	16,469	10,705	9,866	10,066	10,512	10,508	11,583
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$23.28	$17.58	$17.48	$15.91	$14.77	$10.71	$9.08	$9.27	$8.00	$5.87
Value at end of period	$22.82	$23.28	$17.58	$17.48	$15.91	$14.77	$10.71	$9.08	$9.27	$8.00
Number of accumulation units outstanding at end of period	35,909	51,694	50,194	47,817	39,652	41,317	42,364	30,682	30,394	39,602
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.85	$8.56	$8.48	$8.63	$8.81	$7.78	$6.61	$7.60	$6.74	$5.12
Value at end of period	$9.23	$10.85	$8.56	$8.48	$8.63	$8.81	$7.78	$6.61	$7.60	$6.74
Number of accumulation units outstanding at end of period	179	166	120	119	9	9	359	350	852	1,208

CFI 178

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.91	$9.82	$9.73	$10.16	$10.97	$9.21	$7.81	$8.96	$8.30	$6.40
Value at end of period	$10.04	$11.91	$9.82	$9.73	$10.16	$10.97	$9.21	$7.81	$8.96	$8.30
Number of accumulation units outstanding at end of period	3,858	4,431	4,441	4,788	4,010	3,834	4,049	1,167	748	1,396
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$13.75	$11.74	$10.68	$11.66	$12.10	$9.34	$7.74	$8.29	$7.76	$5.35
Value at end of period	$11.67	$13.75	$11.74	$10.68	$11.66	$12.10	$9.34	$7.74	$8.29	$7.76
Number of accumulation units outstanding at end of period	0	0	0	0	1,198	1,211	1,177	988	214	123
WANGER INTERNATIONAL
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.07	$10.68	$10.93	$11.02	$11.63	$9.59	$7.96	$9.41	$7.60	$4.77
Value at end of period	$11.48	$14.07	$10.68	$10.93	$11.02	$11.63	$9.59	$7.96	$9.41	$7.60
Number of accumulation units outstanding at end of period	1,371	2,215	2,142	2,270	3,349	2,272	1,734	242	0	68
WANGER SELECT
(Funds were first received in this option during January 2009)
Value at beginning of period	$18.20	$14.50	$12.91	$12.99	$12.71	$9.53	$8.12	$9.95	$7.93	$4.99
Value at end of period	$15.80	$18.20	$14.50	$12.91	$12.99	$12.71	$9.53	$8.12	$9.95	$7.93
Number of accumulation units outstanding at end of period	2,923	6,334	6,310	6,695	6,700	6,556	6,925	2,761	2,762	2,710
WANGER USA
(Funds were first received in this option during January 2009)
Value at beginning of period	$20.73	$17.49	$15.52	$15.76	$15.18	$11.45	$9.63	$10.06	$8.23	$5.98
Value at end of period	$20.24	$20.73	$17.49	$15.52	$15.76	$15.18	$11.45	$9.63	$10.06	$8.23
Number of accumulation units outstanding at end of period	353	1,231	1,387	1,333	612	588	566	353	353	353
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during January 2009)
Value at beginning of period	$21.18	$19.25	$15.07	$15.93	$14.97	$10.94	$9.73	$10.04	$8.26	$6.50
Value at end of period	$18.11	$21.18	$19.25	$15.07	$15.93	$14.97	$10.94	$9.73	$10.04	$8.26
Number of accumulation units outstanding at end of period	5,135	8,129	7,885	7,727	6,975	7,097	7,522	2,030	1,868	1,869

TABLE 22
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$26.99	$21.38	$21.16	$20.85	$20.08	$15.05	$13.22	$14.09	$12.98	$10.11
Value at end of period	$26.28	$26.99	$21.38	$21.16	$20.85	$20.08	$15.05	$13.22	$14.09	$12.98
Number of accumulation units outstanding at end of period	10,090	10,781	9,959	10,821	8,543	6,540	6,031	5,954	5,973	1,120
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.84	$17.09	$16.03	$16.26	$14.39	$11.83	$10.74	$11.05	$9.62	$8.02
Value at end of period	$22.16	$21.84	$17.09	$16.03	$16.26	$14.39	$11.83	$10.74	$11.05	$9.62
Number of accumulation units outstanding at end of period	66,435	76,112	72,160	80,463	96,931	77,694	76,499	65,873	52,828	18,888

CFI 179

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$21.07	$17.48	$16.14	$16.78	$15.52	$12.08	$11.12	$11.01	$9.91	$8.41
Value at end of period	$19.78	$21.07	$17.48	$16.14	$16.78	$15.52	$12.08	$11.12	$11.01	$9.91
Number of accumulation units outstanding at end of period	116,436	134,062	133,828	135,787	135,194	126,181	113,004	103,855	67,671	27,634
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.45	$12.19	$11.75	$12.12	$11.92	$13.24	$12.53	$11.20	$10.72	$10.02
Value at end of period	$12.02	$12.45	$12.19	$11.75	$12.12	$11.92	$13.24	$12.53	$11.20	$10.72
Number of accumulation units outstanding at end of period	76,960	83,506	69,385	83,359	79,279	79,219	122,142	94,773	39,910	23,654
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.14	$9.86	$9.31	$9.76
Value at end of period	$10.26	$11.14	$9.86	$9.31
Number of accumulation units outstanding at end of period	62,885	38,744	19,956	574
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$20.10	$16.46	$14.77	$14.43	$13.38	$10.27	$8.85	$9.11	$8.07	$6.11
Value at end of period	$18.58	$20.10	$16.46	$14.77	$14.43	$13.38	$10.27	$8.85	$9.11	$8.07
Number of accumulation units outstanding at end of period	317,368	352,606	367,302	296,304	264,185	265,874	242,343	225,832	191,775	160,449
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$18.24	$14.52	$13.86	$13.63	$13.51	$10.55	$8.73	$10.28	$8.31	$5.46
Value at end of period	$16.32	$18.24	$14.52	$13.86	$13.63	$13.51	$10.55	$8.73	$10.28	$8.31
Number of accumulation units outstanding at end of period	50,311	51,456	49,145	43,520	39,027	42,242	40,690	34,596	24,840	25,038
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.22	$11.95	$11.74	$11.83	$11.31	$11.65	$11.11	$10.53	$9.91	$8.71
Value at end of period	$12.09	$12.22	$11.95	$11.74	$11.83	$11.31	$11.65	$11.11	$10.53	$9.91
Number of accumulation units outstanding at end of period	138,149	146,895	144,454	122,036	119,988	120,489	119,894	98,158	78,000	54,367
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$29.91	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93
Value at end of period	$28.75	$29.91	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47	$13.24	$11.90
Number of accumulation units outstanding at end of period	871,016	955,193	970,917	982,274	1,033,466	1,044,667	997,051	1,014,665	939,233	866,848
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$26.24	$22.05	$19.64	$19.87	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84
Value at end of period	$25.21	$26.24	$22.05	$19.64	$19.87	$18.05	$13.82	$12.40	$11.70	$10.43
Number of accumulation units outstanding at end of period	519,712	470,201	457,746	435,079	443,091	430,785	440,375	430,567	403,204	388,051
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2010)
Value at beginning of period	$23.49	$21.27	$17.31	$19.49	$17.93	$12.53	$10.86	$11.74	$9.46
Value at end of period	$18.95	$23.49	$21.27	$17.31	$19.49	$17.93	$12.53	$10.86	$11.74
Number of accumulation units outstanding at end of period	81,244	84,356	79,801	80,171	96,610	75,801	43,476	28,312	8,689
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$23.79	$20.73	$18.11	$19.06	$17.34	$12.10	$10.15	$11.56	$10.46
Value at end of period	$20.34	$23.79	$20.73	$18.11	$19.06	$17.34	$12.10	$10.15	$11.56
Number of accumulation units outstanding at end of period	29,865	32,269	34,828	40,963	29,733	24,260	11,322	9,880	7,375
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.84	$9.89	$11.06	$11.61	$11.84	$9.55	$7.69	$8.37	$7.98	$5.76
Value at end of period	$11.34	$12.84	$9.89	$11.06	$11.61	$11.84	$9.55	$7.69	$8.37	$7.98
Number of accumulation units outstanding at end of period	27,393	49,971	51,662	50,081	42,293	43,695	34,867	22,314	12,494	10,664

CFI 180

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.10	$10.46	$9.15	$9.99
Value at end of period	$11.41	$12.10	$10.46	$9.15
Number of accumulation units outstanding at end of period	8,924	7,295	7,211	1,455
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.59	$9.38	$10.08	$10.17
Value at end of period	$12.40	$11.59	$9.38	$10.08
Number of accumulation units outstanding at end of period	81,487	56,888	39,595	59,510
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$28.85	$26.00	$24.34	$25.12	$23.14	$19.80	$18.09	$17.46	$15.72	$12.67
Value at end of period	$27.81	$28.85	$26.00	$24.34	$25.12	$23.14	$19.80	$18.09	$17.46	$15.72
Number of accumulation units outstanding at end of period	68,112	76,370	93,579	104,737	101,669	99,833	99,205	104,489	107,928	110,585
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$16.50	$15.56	$14.87	$14.30	$11.09	$10.86	$9.47	$9.97
Value at end of period	$15.66	$16.50	$15.56	$14.87	$14.30	$11.09	$10.86	$9.47
Number of accumulation units outstanding at end of period	37,276	53,067	51,397	51,083	48,430	23,721	13,873	2,045
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.27
Number of accumulation units outstanding at end of period	66,264
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$18.79	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21	$9.72	$7.98	$6.09
Value at end of period	$16.11	$18.79	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21	$9.72	$7.98
Number of accumulation units outstanding at end of period	13,015	15,024	16,107	14,873	15,979	9,355	12,442	12,903	11,918	4,624
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.75	$15.14	$11.66	$12.58	$12.06	$10.35
Value at end of period	$13.68	$16.75	$15.14	$11.66	$12.58	$12.06
Number of accumulation units outstanding at end of period	14,017	10,501	18,011	3,932	4,292	846
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$63.17	$52.33	$48.91	$49.05	$44.23	$34.01	$29.50	$30.55	$26.31	$19.57
Value at end of period	$58.58	$63.17	$52.33	$48.91	$49.05	$44.23	$34.01	$29.50	$30.55	$26.31
Number of accumulation units outstanding at end of period	670,037	739,582	794,188	895,239	940,391	1,001,571	1,036,706	1,130,087	1,120,823	1,150,736
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$39.32	$35.16	$30.08	$31.62	$29.36	$23.13	$19.90	$19.90	$17.45	$13.53
Value at end of period	$35.72	$39.32	$35.16	$30.08	$31.62	$29.36	$23.13	$19.90	$19.90	$17.45
Number of accumulation units outstanding at end of period	283,478	320,881	345,722	370,182	405,048	439,435	475,934	555,901	616,365	686,820
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$43.48	$32.48	$32.53	$30.64	$27.80	$20.58	$18.12	$18.25	$14.84	$11.68
Value at end of period	$42.99	$43.48	$32.48	$32.53	$30.64	$27.80	$20.58	$18.12	$18.25	$14.84
Number of accumulation units outstanding at end of period	369,712	377,472	380,654	422,980	447,516	478,392	499,583	547,005	574,550	631,481
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.46	$20.50	$21.80	$21.24	$23.33	$18.05	$15.10	$18.40	$16.42	$13.10
Value at end of period	$22.33	$26.46	$20.50	$21.80	$21.24	$23.33	$18.05	$15.10	$18.40	$16.42
Number of accumulation units outstanding at end of period	30,073	30,947	34,028	37,842	38,914	46,965	45,859	49,021	53,685	61,282

CFI 181

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$37.69	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90
Value at end of period	$32.53	$37.69	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44	$19.34	$15.23
Number of accumulation units outstanding at end of period	135,518	140,682	158,204	149,873	162,656	181,004	197,548	205,528	201,779	189,715
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.07	$19.37	$17.46	$18.42	$17.80	$13.91	$12.72	$13.70	$12.29	$9.90
Value at end of period	$19.25	$22.07	$19.37	$17.46	$18.42	$17.80	$13.91	$12.72	$13.70	$12.29
Number of accumulation units outstanding at end of period	12,462	13,325	15,865	14,536	13,325	10,424	14,464	12,716	11,632	4,526
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$71.36	$56.57	$55.84	$53.69	$49.98	$36.01	$37.17
Value at end of period	$68.12	$71.36	$56.57	$55.84	$53.69	$49.98	$36.01
Number of accumulation units outstanding at end of period	21,340	21,370	21,740	30,198	32,187	36,477	36,822
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$18.22	$16.26	$14.88	$15.95	$14.89	$11.63	$10.31	$10.41	$9.59	$7.55
Value at end of period	$16.36	$18.22	$16.26	$14.88	$15.95	$14.89	$11.63	$10.31	$10.41	$9.59
Number of accumulation units outstanding at end of period	95,723	101,624	116,495	122,139	148,067	155,604	161,725	176,657	192,819	237,934
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$58.07	$49.50	$47.78	$47.93	$44.60	$37.47	$33.30	$33.07	$30.80	$24.70
Value at end of period	$57.91	$58.07	$49.50	$47.78	$47.93	$44.60	$37.47	$33.30	$33.07	$30.80
Number of accumulation units outstanding at end of period	140	131	126	120	168	162	158	150	151	101
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$52.82	$41.84	$37.60	$36.48	$32.73	$24.96	$21.49	$22.00	$17.65	$12.30
Value at end of period	$52.10	$52.82	$41.84	$37.60	$36.48	$32.73	$24.96	$21.49	$22.00	$17.65
Number of accumulation units outstanding at end of period	1	1	1	1	67	70	162	162	162	237
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$29.44	$28.68	$28.26	$28.46	$27.38	$27.68	$25.80	$24.40	$22.81	$20.34
Value at end of period	$28.86	$29.44	$28.68	$28.26	$28.46	$27.38	$27.68	$25.80	$24.40	$22.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	27	24
JANUS HENDERSON GLOBAL RESEARCH PORTOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$33.48	$26.61	$26.32	$27.19	$25.55	$20.08	$16.88	$19.76	$17.22	$12.63
Value at end of period	$30.88	$33.48	$26.61	$26.32	$27.19	$25.55	$20.08	$16.88	$19.76	$17.22
Number of accumulation units outstanding at end of period	15	15	15	15	41	41	77	77	77	77
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$39.22	$30.96	$31.10	$29.80	$26.63	$20.62	$17.56	$18.72	$16.50	$12.22
Value at end of period	$37.84	$39.22	$30.96	$31.10	$29.80	$26.63	$20.62	$17.56	$18.72	$16.50
Number of accumulation units outstanding at end of period	3	3	3	4	4	4	72	72	72	89
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during June 2017)
Value at beginning of period	$11.73	$10.88
Value at end of period	$10.01	$11.73
Number of accumulation units outstanding at end of period	2,057	1,604
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$22.86	$21.02	$16.82	$17.61	$16.92	$12.60	$10.96	$11.27	$9.12	$7.16
Value at end of period	$18.85	$22.86	$21.02	$16.82	$17.61	$16.92	$12.60	$10.96	$11.27	$9.12
Number of accumulation units outstanding at end of period	22,534	24,139	25,663	27,382	34,776	34,180	32,459	27,054	19,058	14,221

CFI 182

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$25.23	$23.84	$20.68	$21.70	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05
Value at end of period	$21.23	$25.23	$23.84	$20.68	$21.70	$19.64	$15.22	$13.41	$14.11	$11.35
Number of accumulation units outstanding at end of period	131,001	142,324	153,990	166,767	178,018	211,952	237,774	253,651	264,738	272,007
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.25	$10.10	$10.00
Value at end of period	$10.27	$10.25	$10.10
Number of accumulation units outstanding at end of period	32,343	27,565	89,012
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.45	$10.23	$10.10	$10.20	$9.73	$9.61
Value at end of period	$10.35	$10.45	$10.23	$10.10	$10.20	$9.73
Number of accumulation units outstanding at end of period	147,595	130,864	125,022	101,797	66,264	18,566
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$21.37	$18.23	$16.74	$17.00	$15.56	$11.39	$10.38	$10.80	$8.90	$6.89
Value at end of period	$19.91	$21.37	$18.23	$16.74	$17.00	$15.56	$11.39	$10.38	$10.80	$8.90
Number of accumulation units outstanding at end of period	55,772	57,749	54,425	54,651	57,625	61,056	47,118	46,799	45,564	30,140
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$92.50	$69.29	$65.44	$76.88	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54
Value at end of period	$80.50	$92.50	$69.29	$65.44	$76.88	$81.53	$75.96	$63.46	$78.22	$62.18
Number of accumulation units outstanding at end of period	111,466	124,395	130,663	141,613	150,097	160,476	167,612	171,874	182,477	171,985
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$46.52	$34.37	$34.66	$33.67	$33.23	$26.35	$21.94	$24.15	$21.02	$15.18
Value at end of period	$40.01	$46.52	$34.37	$34.66	$33.67	$33.23	$26.35	$21.94	$24.15	$21.02
Number of accumulation units outstanding at end of period	175	164	156	157	183	175	192	181	199	183
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$23.31	$22.15	$20.99	$21.68	$21.28	$21.51	$19.13	$19.15	$16.81	$14.28
Value at end of period	$22.08	$23.31	$22.15	$20.99	$21.68	$21.28	$21.51	$19.13	$19.15	$16.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	32	29
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$28.95	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06
Value at end of period	$25.71	$28.95	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96
Number of accumulation units outstanding at end of period	55,174	60,986	64,840	65,375	64,895	66,696	52,464	51,093	45,193	42,136
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$18.58	$16.57	$15.81	$16.05	$15.00	$13.02	$11.81	$12.14	$10.96	$9.11
Value at end of period	$17.65	$18.58	$16.57	$15.81	$16.05	$15.00	$13.02	$11.81	$12.14	$10.96
Number of accumulation units outstanding at end of period	175,540	178,388	183,418	192,882	210,028	224,707	247,598	245,228	239,971	246,057
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.58	$15.17	$14.56	$15.11	$14.80	$16.46	$15.28	$13.81	$12.90	$11.00
Value at end of period	$15.09	$15.58	$15.17	$14.56	$15.11	$14.80	$16.46	$15.28	$13.81	$12.90
Number of accumulation units outstanding at end of period	212,465	209,985	228,592	237,147	279,617	314,784	393,753	352,020	318,137	288,203
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.34	$19.14	$16.92	$17.78	$17.93	$16.16	$14.06	$14.43	$12.34	$7.76
Value at end of period	$19.48	$20.34	$19.14	$16.92	$17.78	$17.93	$16.16	$14.06	$14.43	$12.34
Number of accumulation units outstanding at end of period	62,554	70,581	69,465	70,452	71,994	65,768	64,755	80,694	87,979	90,536

CFI 183

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.17	$9.96	$9.93	$9.92
Value at end of period	$10.12	$10.17	$9.96	$9.93
Number of accumulation units outstanding at end of period	53,539	54,878	56,374	28,496
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.80	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51
Value at end of period	$21.87	$21.80	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44	$19.06	$17.08
Number of accumulation units outstanding at end of period	526,019	566,195	565,251	609,263	655,859	678,748	697,235	699,955	629,963	588,105
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.80	$3.50	$2.42	$3.33	$3.67	$7.62	$8.75	$9.70
Value at end of period	$3.30	$3.80	$3.50	$2.42	$3.33	$3.67	$7.62	$8.75
Number of accumulation units outstanding at end of period	92,163	111,427	141,825	115,822	125,988	121,325	52,541	43,049
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$32.27	$28.39	$26.58	$27.35	$25.99	$22.48	$19.97	$20.43	$18.08	$15.31
Value at end of period	$29.78	$32.27	$28.39	$26.58	$27.35	$25.99	$22.48	$19.97	$20.43	$18.08
Number of accumulation units outstanding at end of period	295,464	331,840	353,991	367,368	410,017	453,864	472,194	527,000	491,525	553,155
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$12.61	$10.67	$9.63	$9.87
Value at end of period	$11.65	$12.61	$10.67	$9.63
Number of accumulation units outstanding at end of period	33,998	25,267	6,977	12,028
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.28	$14.07	$13.36	$14.10	$14.02	$14.90	$13.94	$13.57	$11.70	$9.82
Value at end of period	$14.83	$15.28	$14.07	$13.36	$14.10	$14.02	$14.90	$13.94	$13.57	$11.70
Number of accumulation units outstanding at end of period	262,304	274,581	5,779	6,334	320,989	349,739	392,064	435,066	467,090	532,418
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.05	$9.83	$9.36	$10.02
Value at end of period	$10.87	$12.05	$9.83	$9.36
Number of accumulation units outstanding at end of period	306,107	313,333	338,763	376,449
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.36	$10.10	$9.64	$10.35
Value at end of period	$11.12	$12.36	$10.10	$9.64
Number of accumulation units outstanding at end of period	4,037	3,758	3,387	3,009
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$11.73	$10.30	$9.73	$10.16	$10.10
Value at end of period	$10.78	$11.73	$10.30	$9.73	$10.16
Number of accumulation units outstanding at end of period	5,395	10,247	8,599	3,771	1,273
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.43	$11.37	$11.29	$11.22	$10.79	$11.10	$10.89	$10.24	$10.08
Value at end of period	$11.42	$11.43	$11.37	$11.29	$11.22	$10.79	$11.10	$10.89	$10.24
Number of accumulation units outstanding at end of period	27,287	25,898	18,536	23,961	18,128	25,163	30,870	15,855	7,266

CFI 184

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.34	$13.39	$13.49	$13.62	$13.75	$13.87	$14.00	$14.13	$14.23	$14.32
Value at end of period	$13.42	$13.34	$13.39	$13.49	$13.62	$13.75	$13.87	$14.00	$14.13	$14.23
Number of accumulation units outstanding at end of period	394,924	433,536	526,041	469,490	471,733	578,941	546,739	707,063	647,497	815,873
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$32.67	$27.41	$25.21	$25.82	$23.54	$18.19	$15.86	$16.05	$14.20	$11.01
Value at end of period	$30.92	$32.67	$27.41	$25.21	$25.82	$23.54	$18.19	$15.86	$16.05	$14.20
Number of accumulation units outstanding at end of period	1,082,729	1,212,462	1,334,797	1,453,012	1,583,337	1,750,329	1,670,182	1,861,396	1,862,272	1,839,332
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.07	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86
Value at end of period	$20.20	$21.07	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11
Number of accumulation units outstanding at end of period	51,185	50,416	63,515	64,582	64,492	78,943	95,490	54,082	56,297	39,078
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$45.06	$36.49	$33.41	$33.45	$29.65	$22.52	$19.87	$20.07	$17.78	$14.57
Value at end of period	$41.59	$45.06	$36.49	$33.41	$33.45	$29.65	$22.52	$19.87	$20.07	$17.78
Number of accumulation units outstanding at end of period	381,276	370,539	379,270	407,440	433,149	440,158	473,116	507,393	485,147	568,955
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$49.28	$43.81	$37.43	$38.48	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79
Value at end of period	$41.81	$49.28	$43.81	$37.43	$38.48	$35.45	$26.60	$22.82	$23.30	$19.30
Number of accumulation units outstanding at end of period	245,742	263,899	285,399	311,335	341,646	387,424	393,730	433,512	457,951	487,393
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.26	$32.39	$25.68	$26.79	$25.65	$18.14	$16.30	$16.58	$13.62	$11.02
Value at end of period	$30.60	$35.26	$32.39	$25.68	$26.79	$25.65	$18.14	$16.30	$16.58	$13.62
Number of accumulation units outstanding at end of period	174,467	174,153	185,311	193,514	200,476	226,153	221,187	247,590	261,623	280,673
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$20.16	$16.87	$15.78	$16.25	$15.42	$12.54	$10.93	$11.51	$11.26
Value at end of period	$18.23	$20.16	$16.87	$15.78	$16.25	$15.42	$12.54	$10.93	$11.51
Number of accumulation units outstanding at end of period	6,050	6,864	4,498	2,625	923	2,547	1,726	853	53
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.40	$24.41	$23.62	$23.71	$22.44	$22.68	$20.93	$19.65	$18.06	$16.34
Value at end of period	$25.02	$25.40	$24.41	$23.62	$23.71	$22.44	$22.68	$20.93	$19.65	$18.06
Number of accumulation units outstanding at end of period	750,270	848,017	806,058	875,242	520,758	553,721	554,849	571,135	582,574	604,395
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.16	$9.02	$9.03	$9.20	$9.87	$8.21	$6.98	$8.02	$7.51	$5.93
Value at end of period	$9.53	$11.16	$9.02	$9.03	$9.20	$9.87	$8.21	$6.98	$8.02	$7.51
Number of accumulation units outstanding at end of period	226,332	216,525	248,696	216,984	197,292	152,357	146,917	125,263	119,799	138,315
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.60	$19.14	$18.59	$17.64	$15.68	$12.08	$10.33	$10.32
Value at end of period	$24.01	$24.60	$19.14	$18.59	$17.64	$15.68	$12.08	$10.33
Number of accumulation units outstanding at end of period	536,153	558,465	581,189	609,397	646,648	367,930	386,856	384,155
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.54	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34
Value at end of period	$15.10	$16.54	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07
Number of accumulation units outstanding at end of period	859,804	1,029,756	1,103,510	1,177,906	1,314,387	1,238,781	1,058,327	1,190,520	646,828	646,775
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$34.77	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64	$16.88	$13.07	$9.33
Value at end of period	$31.86	$34.77	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64	$16.88	$13.07
Number of accumulation units outstanding at end of period	279,842	326,385	229,125	226,210	217,268	222,785	128,908	104,620	89,864	62,179

CFI 185

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$13.63	$10.66
Value at end of period	$10.56	$13.63
Number of accumulation units outstanding at end of period	7,841	7,590
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$35.21	$27.08	$25.65	$24.07	$21.48	$16.43	$14.49	$14.03	$12.56	$10.70
Value at end of period	$34.54	$35.21	$27.08	$25.65	$24.07	$21.48	$16.43	$14.49	$14.03	$12.56
Number of accumulation units outstanding at end of period	90,440	78,488	63,620	53,082	45,694	24,380	31,298	35,479	22,867	17,574
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.76	$17.10	$15.56	$15.38	$13.75	$10.52	$9.19	$9.04	$8.14	$6.64
Value at end of period	$19.85	$20.76	$17.10	$15.56	$15.38	$13.75	$10.52	$9.19	$9.04	$8.14
Number of accumulation units outstanding at end of period	147,805	160,821	165,693	185,230	166,825	147,468	115,917	94,922	84,470	51,257
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.37	$23.52	$20.59	$21.60	$19.43	$14.92	$13.00	$13.05	$11.85	$10.06
Value at end of period	$24.33	$26.37	$23.52	$20.59	$21.60	$19.43	$14.92	$13.00	$13.05	$11.85
Number of accumulation units outstanding at end of period	51,521	44,593	46,682	38,688	22,670	11,734	10,374	7,392	7,740	8,095
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$33.42	$27.13	$25.64	$26.09	$23.71	$17.75	$15.51	$16.01	$12.84	$11.41
Value at end of period	$31.33	$33.42	$27.13	$25.64	$26.09	$23.71	$17.75	$15.51	$16.01	$12.84
Number of accumulation units outstanding at end of period	30,207	29,232	23,207	21,152	20,937	16,525	13,637	17,781	17,516	14,537
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.56	$18.45	$16.42	$17.06	$15.28	$11.50	$9.92	$10.20	$8.23	$5.93
Value at end of period	$19.37	$21.56	$18.45	$16.42	$17.06	$15.28	$11.50	$9.92	$10.20	$8.23
Number of accumulation units outstanding at end of period	84,936	99,608	101,293	79,757	68,055	49,813	34,477	35,014	24,888	12,373
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.93	$19.38	$16.15	$17.08	$16.44	$11.96	$10.40	$10.93	$8.73	$6.96
Value at end of period	$19.28	$21.93	$19.38	$16.15	$17.08	$16.44	$11.96	$10.40	$10.93	$8.73
Number of accumulation units outstanding at end of period	66,448	66,831	57,016	51,382	37,568	28,961	15,352	17,258	10,983	7,676
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.17	$19.70	$17.54	$17.87	$17.08	$12.40	$10.87	$10.88	$8.30	$6.39
Value at end of period	$19.31	$23.17	$19.70	$17.54	$17.87	$17.08	$12.40	$10.87	$10.88	$8.30
Number of accumulation units outstanding at end of period	120,301	118,544	109,964	105,143	102,649	87,312	73,862	72,009	63,400	66,416
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$67.42	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89	$31.98	$25.96	$20.54
Value at end of period	$56.20	$67.42	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89	$31.98	$25.96
Number of accumulation units outstanding at end of period	83,685	91,840	99,308	116,776	125,361	131,791	135,275	137,528	145,177	161,075
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$17.91	$15.68	$14.95	$15.11	$14.44	$12.53	$11.16	$11.62	$10.31	$8.28
Value at end of period	$16.72	$17.91	$15.68	$14.95	$15.11	$14.44	$12.53	$11.16	$11.62	$10.31
Number of accumulation units outstanding at end of period	622,335	960,241	1,001,616	1,009,960	992,369	937,590	760,406	695,461	591,337	423,806
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$19.42	$16.41	$15.60	$15.82	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16
Value at end of period	$17.63	$19.42	$16.41	$15.60	$15.82	$15.11	$12.68	$11.12	$11.77	$10.37
Number of accumulation units outstanding at end of period	477,998	696,136	655,375	628,522	631,168	612,203	502,391	445,355	353,891	259,975

CFI 186

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.22	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04
Value at end of period	$17.98	$20.22	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34
Number of accumulation units outstanding at end of period	322,454	466,787	446,006	423,395	405,617	443,467	384,712	353,672	289,926	223,054
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$19.95	$16.55	$15.70	$15.99	$15.19	$12.42	$10.85	$11.55	$9.80
Value at end of period	$17.67	$19.95	$16.55	$15.70	$15.99	$15.19	$12.42	$10.85	$11.55
Number of accumulation units outstanding at end of period	71,857	99,588	73,860	67,113	48,091	41,506	21,159	10,336	2,134
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$14.77	$12.99	$12.33	$12.51	$11.88	$10.37	$9.20	$9.53	$8.53	$6.93
Value at end of period	$13.65	$14.77	$12.99	$12.33	$12.51	$11.88	$10.37	$9.20	$9.53	$8.53
Number of accumulation units outstanding at end of period	20,973	26,261	20,153	16,457	32,536	22,915	11,516	13,115	7,484	5,444
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.87	$14.66	$14.16	$14.29	$13.64	$12.87	$11.84	$11.91	$10.97	$9.45
Value at end of period	$15.24	$15.87	$14.66	$14.16	$14.29	$13.64	$12.87	$11.84	$11.91	$10.97
Number of accumulation units outstanding at end of period	209,219	385,014	446,755	562,105	104,558	97,439	83,281	69,908	75,270	52,353
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$14.06	$12.87	$12.27	$12.44	$11.89	$10.96	$9.88	$10.04	$9.12	$7.65
Value at end of period	$13.33	$14.06	$12.87	$12.27	$12.44	$11.89	$10.96	$9.88	$10.04	$9.12
Number of accumulation units outstanding at end of period	34,512	45,775	43,434	39,043	35,658	27,195	20,098	13,539	10,315	613
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$26.70	$24.39	$23.30	$23.57	$22.31	$20.09	$18.06	$17.91	$16.28	$13.95
Value at end of period	$25.38	$26.70	$24.39	$23.30	$23.57	$22.31	$20.09	$18.06	$17.91	$16.28
Number of accumulation units outstanding at end of period	70,372	49,116	53,431	62,400	73,982	75,812	71,412	73,152	75,342	85,628
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.41	$25.18	$23.78	$24.29	$23.01	$18.98	$16.66	$17.33	$15.47	$12.47
Value at end of period	$26.70	$29.41	$25.18	$23.78	$24.29	$23.01	$18.98	$16.66	$17.33	$15.47
Number of accumulation units outstanding at end of period	137,602	137,141	140,450	148,879	145,519	148,061	140,642	136,485	149,984	155,921
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$27.70	$24.43	$23.13	$23.48	$22.22	$19.24	$17.10	$17.36	$15.64	$12.96
Value at end of period	$25.78	$27.70	$24.43	$23.13	$23.48	$22.22	$19.24	$17.10	$17.36	$15.64
Number of accumulation units outstanding at end of period	160,884	149,601	145,231	153,294	156,573	155,803	161,276	173,264	183,254	154,712
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.78	$12.51	$12.34	$12.43	$11.87	$12.29	$11.95	$11.25	$10.70	$10.21
Value at end of period	$12.62	$12.78	$12.51	$12.34	$12.43	$11.87	$12.29	$11.95	$11.25	$10.70
Number of accumulation units outstanding at end of period	47,932	58,996	94,612	83,650	30,688	30,621	35,456	36,942	16,755	9,146
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$27.20	$22.61	$20.44	$20.41	$18.18	$13.90	$12.12	$12.02	$10.57	$7.06
Value at end of period	$25.70	$27.20	$22.61	$20.44	$20.41	$18.18	$13.90	$12.12	$12.02	$10.57
Number of accumulation units outstanding at end of period	7,865	10,634	7,885	6,794	5,312	4,584	2,454	2,666	1,907	1,054
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.27	$34.77	$28.29	$29.07	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17
Value at end of period	$32.47	$38.27	$34.77	$28.29	$29.07	$26.09	$20.05	$17.40	$18.14	$15.01
Number of accumulation units outstanding at end of period	97,326	124,601	107,855	95,373	73,263	74,101	40,423	36,572	34,471	26,670

CFI 187

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$38.64	$30.43	$29.16	$31.00	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83
Value at end of period	$37.55	$38.64	$30.43	$29.16	$31.00	$29.99	$21.81	$18.40	$18.17	$14.50
Number of accumulation units outstanding at end of period	103,744	105,216	117,755	131,265	133,330	157,648	151,780	160,645	149,283	148,266
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.97	$13.64	$13.65	$13.98	$12.37	$12.01	$9.62	$10.24	$8.89	$6.71
Value at end of period	$13.56	$14.97	$13.64	$13.65	$13.98	$12.37	$12.01	$9.62	$10.24	$8.89
Number of accumulation units outstanding at end of period	112,892	123,956	137,551	148,554	159,267	181,265	180,251	170,654	156,125	160,570
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.48	$17.74	$17.18	$16.85	$13.09	$12.95	$11.32	$10.43	$8.23	$6.12
Value at end of period	$16.90	$18.48	$17.74	$17.18	$16.85	$13.09	$12.95	$11.32	$10.43	$8.23
Number of accumulation units outstanding at end of period	148,060	182,386	209,975	245,402	241,719	220,076	223,684	180,241	160,633	128,570
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$38.51	$31.98	$29.78	$29.19	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88
Value at end of period	$34.71	$38.51	$31.98	$29.78	$29.19	$26.12	$19.57	$17.60	$18.64	$16.80
Number of accumulation units outstanding at end of period	23,050	25,747	27,091	31,288	28,757	36,678	46,474	48,548	45,046	38,406
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.82	$18.95	$15.47	$16.09	$15.57	$11.23	$9.93	$10.30	$8.30	$6.72
Value at end of period	$16.96	$20.82	$18.95	$15.47	$16.09	$15.57	$11.23	$9.93	$10.30	$8.30
Number of accumulation units outstanding at end of period	9,582	14,483	18,533	20,305	18,856	20,591	9,732	14,256	12,152	7,321
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.84	$23.03	$19.74	$21.19	$19.60	$14.66	$12.47	$12.86	$11.28	$8.86
Value at end of period	$23.29	$26.84	$23.03	$19.74	$21.19	$19.60	$14.66	$12.47	$12.86	$11.28
Number of accumulation units outstanding at end of period	84,496	81,442	92,151	103,212	113,155	123,644	115,716	116,819	129,081	128,229
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.23	$21.14	$18.52	$18.41	$17.06	$13.78	$12.79	$13.05	$11.73	$9.65
Value at end of period	$20.83	$23.23	$21.14	$18.52	$18.41	$17.06	$13.78	$12.79	$13.05	$11.73
Number of accumulation units outstanding at end of period	485,099	523,541	16,001	18,108	768,656	681,776	723,553	836,002	891,748	994,240
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.32	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67
Value at end of period	$20.82	$24.32	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65
Number of accumulation units outstanding at end of period	67,051	66,138	71,476	73,780	70,143	72,452	95,868	99,288	88,641	68,250
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.55	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96
Value at end of period	$23.54	$28.55	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33
Number of accumulation units outstanding at end of period	74,796	78,857	70,650	69,833	72,789	73,942	94,605	88,188	90,075	83,699
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.09	$34.70	$30.55	$31.80	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79
Value at end of period	$34.00	$39.09	$34.70	$30.55	$31.80	$27.92	$21.43	$18.03	$17.87	$14.67
Number of accumulation units outstanding at end of period	72,172	88,831	99,111	135,624	127,159	124,022	120,897	116,403	105,887	115,804
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.23	$27.28	$22.65	$23.74	$22.12	$16.07	$13.67	$13.99	$11.14	$8.83
Value at end of period	$27.68	$31.23	$27.28	$22.65	$23.74	$22.12	$16.07	$13.67	$13.99	$11.14
Number of accumulation units outstanding at end of period	47,023	51,283	47,841	78,346	73,999	68,588	59,814	49,291	44,618	44,773
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.36	$20.23	$20.38	$19.76	$19.50	$15.48	$12.84	$14.11	$11.78	$8.52
Value at end of period	$23.52	$27.36	$20.23	$20.38	$19.76	$19.50	$15.48	$12.84	$14.11	$11.78
Number of accumulation units outstanding at end of period	789,176	825,877	35,066	37,571	1,050,775	1,172,737	1,317,127	1,437,522	1,539,634	1,783,716

CFI 188

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$21.65	$20.36	$17.98	$19.03	$19.15	$17.21	$14.95	$15.20	$12.89	$7.79
Value at end of period	$20.87	$21.65	$20.36	$17.98	$19.03	$19.15	$17.21	$14.95	$15.20	$12.89
Number of accumulation units outstanding at end of period	105,374	111,104	110,100	110,159	116,784	106,379	102,787	78,885	66,399	68,839
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$27.22	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24
Value at end of period	$27.10	$27.22	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19
Number of accumulation units outstanding at end of period	1,666,091	1,598,553	1,543,584	1,545,543	1,400,394	1,329,995	1,183,144	1,109,412	993,634	743,343
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$31.37	$25.37	$23.84	$23.60	$20.62	$15.91	$13.83	$14.50	$11.03	$7.60
Value at end of period	$30.06	$31.37	$25.37	$23.84	$23.60	$20.62	$15.91	$13.83	$14.50	$11.03
Number of accumulation units outstanding at end of period	424,839	446,867	23,335	24,522	564,900	641,557	703,150	757,469	812,340	915,364
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$31.95	$27.75	$23.58	$25.57	$24.03	$18.70	$16.10	$16.40	$14.41	$11.64
Value at end of period	$28.70	$31.95	$27.75	$23.58	$25.57	$24.03	$18.70	$16.10	$16.40	$14.41
Number of accumulation units outstanding at end of period	145,890	165,283	174,698	179,328	180,432	194,908	174,723	163,826	149,773	137,155
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$58.28	$44.04	$43.80	$39.90	$37.06	$26.87	$22.81	$23.28	$20.11	$14.20
Value at end of period	$57.10	$58.28	$44.04	$43.80	$39.90	$37.06	$26.87	$22.81	$23.28	$20.11
Number of accumulation units outstanding at end of period	244,462	258,950	275,933	299,694	314,206	333,040	344,041	373,676	386,349	387,445
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.96	$15.76	$15.61	$15.91	$16.24	$14.34	$12.19	$14.04	$12.46	$9.14
Value at end of period	$16.98	$19.96	$15.76	$15.61	$15.91	$16.24	$14.34	$12.19	$14.04	$12.46
Number of accumulation units outstanding at end of period	28,028	41,175	40,559	53,045	30,221	31,036	38,026	38,822	32,148	37,990
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.78	$9.72	$9.63	$10.06	$10.87	$9.13	$7.75	$8.89	$8.24	$6.30
Value at end of period	$9.92	$11.78	$9.72	$9.63	$10.06	$10.87	$9.13	$7.75	$8.89	$8.24
Number of accumulation units outstanding at end of period	231,619	261,473	284,720	301,221	321,496	349,489	347,947	275,242	295,684	323,241
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.53	$13.26	$12.07	$13.19	$13.69	$10.58	$8.77	$9.39	$8.80	$6.72
Value at end of period	$13.18	$15.53	$13.26	$12.07	$13.19	$13.69	$10.58	$8.77	$9.39	$8.80
Number of accumulation units outstanding at end of period	38,264	44,681	50,150	60,918	66,492	66,908	68,219	58,931	52,133	45,805
WANGER INTERNATIONAL
Value at beginning of period	$15.48	$11.76	$12.04	$12.14	$12.82	$10.58	$8.78	$10.39	$8.39	$5.66
Value at end of period	$12.62	$15.48	$11.76	$12.04	$12.14	$12.82	$10.58	$8.78	$10.39	$8.39
Number of accumulation units outstanding at end of period	73,953	81,171	90,654	68,649	85,195	100,999	95,669	96,495	64,560	51,832
WANGER SELECT
Value at beginning of period	$30.51	$24.32	$21.66	$21.81	$21.35	$16.01	$13.65	$16.74	$13.35	$8.11
Value at end of period	$26.47	$30.51	$24.32	$21.66	$21.81	$21.35	$16.01	$13.65	$16.74	$13.35
Number of accumulation units outstanding at end of period	125,068	135,371	141,870	148,773	168,381	191,907	223,821	229,080	239,449	206,584
WANGER USA
Value at beginning of period	$30.09	$25.40	$22.55	$22.91	$22.07	$16.66	$14.01	$14.66	$12.00	$8.52
Value at end of period	$29.37	$30.09	$25.40	$22.55	$22.91	$22.07	$16.66	$14.01	$14.66	$12.00
Number of accumulation units outstanding at end of period	48,979	42,627	44,544	49,270	51,849	63,963	73,015	79,950	66,340	57,776
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during May 2016)
Value at beginning of period	$13.80	$11.58	$10.06
Value at end of period	$13.13	$13.80	$11.58
Number of accumulation units outstanding at end of period	11,529	378	254

CFI 189

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$49.04	$44.58	$34.92	$36.93	$34.73	$25.39	$22.60	$23.31	$19.20	$14.92
Value at end of period	$41.91	$49.04	$44.58	$34.92	$36.93	$34.73	$25.39	$22.60	$23.31	$19.20
Number of accumulation units outstanding at end of period	51,859	56,839	62,069	67,164	72,552	76,461	84,221	95,390	101,238	113,857

TABLE 23
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$26.87	$21.30	$21.09	$20.79	$20.04	$15.02	$13.21	$14.07	$12.98	$9.97
Value at end of period	$26.16	$26.87	$21.30	$21.09	$20.79	$20.04	$15.02	$13.21	$14.07	$12.98
Number of accumulation units outstanding at end of period	65,001	51,225	34,751	33,901	40,960	39,673	35,164	25,734	20,222	15,707
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.74	$17.02	$15.97	$16.20	$14.35	$11.80	$10.72	$11.03	$9.61	$7.74
Value at end of period	$22.04	$21.74	$17.02	$15.97	$16.20	$14.35	$11.80	$10.72	$11.03	$9.61
Number of accumulation units outstanding at end of period	566,307	540,194	561,904	584,580	710,022	967,519	1,166,660	1,059,046	568,786	157,239
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$20.97	$17.41	$16.08	$16.72	$15.48	$12.05	$11.10	$11.00	$9.90	$8.13
Value at end of period	$19.68	$20.97	$17.41	$16.08	$16.72	$15.48	$12.05	$11.10	$11.00	$9.90
Number of accumulation units outstanding at end of period	699,786	669,593	748,080	804,161	908,434	1,142,158	995,938	802,324	600,684	207,888
AMERICAN CENTURY INVESTMENTS® INCOME & GROWTH FUND (A CLASS)
Value at beginning of period	$66.10	$55.50	$49.48	$53.11	$47.80	$35.67	$31.52	$30.99	$27.50	$23.62
Value at end of period	$60.79	$66.10	$55.50	$49.48	$53.11	$47.80	$35.67	$31.52	$30.99	$27.50
Number of accumulation units outstanding at end of period	1,488	1,668	1,537	751	922	820	412	289	138	298
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.39	$12.14	$11.71	$12.09	$11.89	$13.22	$12.52	$11.19	$10.71	$10.13
Value at end of period	$11.96	$12.39	$12.14	$11.71	$12.09	$11.89	$13.22	$12.52	$11.19	$10.71
Number of accumulation units outstanding at end of period	380,429	407,176	425,269	443,372	475,706	492,093	591,153	419,596	218,797	117,956
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.13	$9.85	$9.31	$9.74
Value at end of period	$10.24	$11.13	$9.85	$9.31
Number of accumulation units outstanding at end of period	121,992	115,372	87,267	7,391
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$20.00	$16.39	$14.71	$14.38	$13.34	$10.25	$8.84	$9.10	$8.06	$6.11
Value at end of period	$18.48	$20.00	$16.39	$14.71	$14.38	$13.34	$10.25	$8.84	$9.10	$8.06
Number of accumulation units outstanding at end of period	1,081,671	1,111,257	967,850	821,914	678,576	610,487	588,206	649,765	670,832	501,928

CFI 190

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$18.15	$14.46	$13.80	$13.59	$13.48	$10.52	$8.71	$10.27	$8.30	$5.46
Value at end of period	$16.23	$18.15	$14.46	$13.80	$13.59	$13.48	$10.52	$8.71	$10.27	$8.30
Number of accumulation units outstanding at end of period	322,150	308,111	285,343	274,924	198,033	195,192	148,835	125,207	155,561	85,579
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.16	$11.90	$11.70	$11.79	$11.28	$11.63	$11.09	$10.52	$9.91	$8.71
Value at end of period	$12.03	$12.16	$11.90	$11.70	$11.79	$11.28	$11.63	$11.09	$10.52	$9.91
Number of accumulation units outstanding at end of period	183,793	186,457	188,792	184,414	146,722	147,967	175,552	145,915	167,025	126,048
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$29.71	$23.80	$22.17	$21.25	$19.65	$14.83	$12.43	$13.19	$11.87	$8.91
Value at end of period	$28.54	$29.71	$23.80	$22.17	$21.25	$19.65	$14.83	$12.43	$13.19	$11.87
Number of accumulation units outstanding at end of period	2,454,025	2,583,528	2,643,289	2,779,294	2,957,866	3,070,169	3,142,962	3,449,060	3,884,153	4,122,457
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$26.06	$21.91	$19.52	$19.77	$17.96	$13.76	$12.36	$11.66	$10.40	$8.82
Value at end of period	$25.02	$26.06	$21.91	$19.52	$19.77	$17.96	$13.76	$12.36	$11.66	$10.40
Number of accumulation units outstanding at end of period	1,231,672	1,168,189	1,106,931	985,536	943,969	942,360	922,859	935,569	961,182	1,150,809
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during June 2010)
Value at beginning of period	$23.41	$21.20	$17.26	$19.45	$17.90	$12.51	$10.85	$11.73	$9.63
Value at end of period	$18.87	$23.41	$21.20	$17.26	$19.45	$17.90	$12.51	$10.85	$11.73
Number of accumulation units outstanding at end of period	320,176	418,950	432,381	452,625	457,176	411,224	251,081	151,639	75,770
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2010)
Value at beginning of period	$23.70	$20.66	$18.06	$19.02	$17.31	$12.09	$10.15	$11.56	$9.33
Value at end of period	$20.26	$23.70	$20.66	$18.06	$19.02	$17.31	$12.09	$10.15	$11.56
Number of accumulation units outstanding at end of period	119,661	113,417	125,949	169,808	154,650	113,838	31,318	21,326	14,349
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.77	$9.85	$11.01	$11.57	$11.80	$9.52	$7.67	$8.35	$7.96	$5.76
Value at end of period	$11.27	$12.77	$9.85	$11.01	$11.57	$11.80	$9.52	$7.67	$8.35	$7.96
Number of accumulation units outstanding at end of period	219,950	245,603	298,534	379,303	325,147	189,216	68,700	67,626	37,025	50,777
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.09	$10.45	$9.15	$9.99
Value at end of period	$11.39	$12.09	$10.45	$9.15
Number of accumulation units outstanding at end of period	119,091	88,260	98,419	6,747
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.58	$9.37	$10.07	$9.99
Value at end of period	$12.37	$11.58	$9.37	$10.07
Number of accumulation units outstanding at end of period	483,742	417,792	297,827	240,666
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$28.54	$25.74	$24.10	$24.89	$22.94	$19.63	$17.94	$17.33	$15.62	$12.59
Value at end of period	$27.50	$28.54	$25.74	$24.10	$24.89	$22.94	$19.63	$17.94	$17.33	$15.62
Number of accumulation units outstanding at end of period	234,433	246,206	264,386	274,711	278,331	323,524	283,921	267,842	298,260	297,680

CFI 191

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$16.45	$15.52	$14.84	$14.27	$11.07	$10.85	$9.47	$9.94
Value at end of period	$15.60	$16.45	$15.52	$14.84	$14.27	$11.07	$10.85	$9.47
Number of accumulation units outstanding at end of period	161,866	152,909	131,773	95,310	91,211	55,322	38,226	14,335
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.26
Number of accumulation units outstanding at end of period	123,802
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$18.70	$16.67	$14.77	$15.74	$14.19	$10.61	$9.20	$9.70	$7.97	$6.09
Value at end of period	$16.02	$18.70	$16.67	$14.77	$15.74	$14.19	$10.61	$9.20	$9.70	$7.97
Number of accumulation units outstanding at end of period	36,960	45,965	53,257	71,791	98,909	64,315	68,807	75,847	67,227	57,737
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2013)
Value at beginning of period	$16.71	$15.11	$11.65	$12.57	$12.05	$10.43
Value at end of period	$13.64	$16.71	$15.11	$11.65	$12.57	$12.05
Number of accumulation units outstanding at end of period	32,818	54,829	50,489	29,805	4,399	266
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$62.49	$51.79	$48.43	$48.59	$43.84	$33.73	$29.27	$30.33	$26.13	$19.45
Value at end of period	$57.92	$62.49	$51.79	$48.43	$48.59	$43.84	$33.73	$29.27	$30.33	$26.13
Number of accumulation units outstanding at end of period	2,051,701	2,264,285	2,393,463	2,593,529	2,778,987	3,086,792	3,135,098	3,164,441	3,229,521	3,764,165
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$38.90	$34.80	$29.78	$31.32	$29.10	$22.94	$19.75	$19.76	$17.33	$13.44
Value at end of period	$35.31	$38.90	$34.80	$29.78	$31.32	$29.10	$22.94	$19.75	$19.76	$17.33
Number of accumulation units outstanding at end of period	685,853	766,757	828,836	880,341	955,259	1,017,847	1,057,270	1,127,906	1,228,889	1,395,516
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$43.01	$32.15	$32.21	$30.36	$27.55	$20.41	$17.98	$18.12	$14.74	$11.60
Value at end of period	$42.51	$43.01	$32.15	$32.21	$30.36	$27.55	$20.41	$17.98	$18.12	$14.74
Number of accumulation units outstanding at end of period	1,376,935	1,420,029	1,423,308	1,538,039	1,605,057	1,567,104	1,652,260	1,616,655	1,635,220	1,827,870
FIDELITY® VIP MID CAP PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during May 2016)
Value at beginning of period	$22.73	$19.00	$17.04
Value at end of period	$19.23	$22.73	$19.00
Number of accumulation units outstanding at end of period	0	0	232
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.17	$20.29	$21.59	$21.04	$23.12	$17.90	$14.98	$18.26	$16.31	$13.02
Value at end of period	$22.08	$26.17	$20.29	$21.59	$21.04	$23.12	$17.90	$14.98	$18.26	$16.31
Number of accumulation units outstanding at end of period	142,571	139,609	130,021	138,177	121,941	116,203	113,642	109,027	103,797	135,526
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$37.39	$34.13	$26.48	$28.87	$29.00	$21.50	$18.34	$19.25	$15.16	$11.86
Value at end of period	$32.25	$37.39	$34.13	$26.48	$28.87	$29.00	$21.50	$18.34	$19.25	$15.16
Number of accumulation units outstanding at end of period	414,572	481,733	518,551	546,257	624,949	689,000	679,825	713,462	759,913	770,867
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$26.80	$23.53	$21.22	$22.40	$21.65	$16.93	$15.49	$16.69	$14.98	$11.62
Value at end of period	$23.35	$26.80	$23.53	$21.22	$22.40	$21.65	$16.93	$15.49	$16.69	$14.98
Number of accumulation units outstanding at end of period	21,921	29,039	25,527	26,426	29,001	29,718	34,235	35,891	31,605	26,404

CFI 192

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$71.15	$56.44	$55.74	$53.61	$49.94	$35.99	$37.17
Value at end of period	$67.89	$71.15	$56.44	$55.74	$53.61	$49.94	$35.99
Number of accumulation units outstanding at end of period	43,607	40,378	41,912	43,350	49,199	44,424	42,950
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$18.06	$16.11	$14.76	$15.82	$14.78	$11.55	$10.24	$10.35	$9.54	$7.51
Value at end of period	$16.20	$18.06	$16.11	$14.76	$15.82	$14.78	$11.55	$10.24	$10.35	$9.54
Number of accumulation units outstanding at end of period	241,386	261,068	307,003	335,219	360,123	376,107	389,166	426,367	437,016	473,052
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$57.45	$49.00	$47.31	$47.49	$44.21	$37.16	$33.04	$32.83	$30.59	$24.55
Value at end of period	$57.26	$57.45	$49.00	$47.31	$47.49	$44.21	$37.16	$33.04	$32.83	$30.59
Number of accumulation units outstanding at end of period	171	172	171	172	171	174	173	174	194	227
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$52.25	$41.42	$37.23	$36.15	$32.45	$24.76	$21.32	$21.84	$17.53	$12.23
Value at end of period	$51.51	$52.25	$41.42	$37.23	$36.15	$32.45	$24.76	$21.32	$21.84	$17.53
Number of accumulation units outstanding at end of period	3	4	4	4	4	9	9	9	9	9
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$29.12	$28.39	$27.98	$28.20	$27.14	$27.45	$25.59	$24.22	$22.66	$20.21
Value at end of period	$28.54	$29.12	$28.39	$27.98	$28.20	$27.14	$27.45	$25.59	$24.22	$22.66
Number of accumulation units outstanding at end of period	125	126	126	188	184	184	184	187	179	169
JANUS HENDERSON GLOBAL RESEARCH PORTOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$33.12	$26.33	$26.06	$26.94	$25.32	$19.92	$16.75	$19.62	$17.11	$12.55
Value at end of period	$30.54	$33.12	$26.33	$26.06	$26.94	$25.32	$19.92	$16.75	$19.62	$17.11
Number of accumulation units outstanding at end of period	246	246	246	246	246	252	251	252	253	253
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$38.80	$30.64	$30.79	$29.53	$26.39	$20.45	$17.42	$18.58	$16.39	$12.14
Value at end of period	$37.42	$38.80	$30.64	$30.79	$29.53	$26.39	$20.45	$17.42	$18.58	$16.39
Number of accumulation units outstanding at end of period	1	2	2	2	2	6	6	6	10	10
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$11.72	$9.67	$10.20
Value at end of period	$10.00	$11.72	$9.67
Number of accumulation units outstanding at end of period	22,074	14,244	3,435
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$22.75	$20.93	$16.76	$17.56	$16.88	$12.57	$10.94	$11.26	$9.11	$7.16
Value at end of period	$18.75	$22.75	$20.93	$16.76	$17.56	$16.88	$12.57	$10.94	$11.26	$9.11
Number of accumulation units outstanding at end of period	135,133	185,349	235,559	236,400	243,621	313,712	246,982	168,310	85,933	43,932
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$25.03	$23.66	$20.53	$21.55	$19.52	$15.13	$13.34	$14.04	$11.30	$9.02
Value at end of period	$21.05	$25.03	$23.66	$20.53	$21.55	$19.52	$15.13	$13.34	$14.04	$11.30
Number of accumulation units outstanding at end of period	459,880	532,302	570,931	613,143	646,996	673,766	680,199	732,383	773,241	982,771

CFI 193

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.24	$10.09	$10.00
Value at end of period	$10.26	$10.24	$10.09
Number of accumulation units outstanding at end of period	228,555	154,705	52,333
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.43	$10.22	$10.08	$10.19	$9.73	$9.59
Value at end of period	$10.32	$10.43	$10.22	$10.08	$10.19	$9.73
Number of accumulation units outstanding at end of period	527,834	477,320	394,882	345,427	209,832	62,207
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$21.25	$18.13	$16.66	$16.92	$15.50	$11.35	$10.35	$10.78	$8.88	$6.88
Value at end of period	$19.78	$21.25	$18.13	$16.66	$16.92	$15.50	$11.35	$10.35	$10.78	$8.88
Number of accumulation units outstanding at end of period	235,391	236,481	243,814	238,626	231,118	261,692	220,912	396,971	115,669	71,252
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$91.70	$68.72	$64.94	$76.33	$80.99	$75.49	$63.10	$77.81	$61.89	$34.40
Value at end of period	$79.76	$91.70	$68.72	$64.94	$76.33	$80.99	$75.49	$63.10	$77.81	$61.89
Number of accumulation units outstanding at end of period	540,530	572,013	579,541	625,681	653,677	736,576	724,489	674,108	646,096	624,578
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$46.07	$34.05	$34.36	$33.39	$32.97	$26.16	$21.79	$24.00	$20.90	$15.10
Value at end of period	$39.60	$46.07	$34.05	$34.36	$33.39	$32.97	$26.16	$21.79	$24.00	$20.90
Number of accumulation units outstanding at end of period	772	769	767	824	788	1,132	1,082	1,066	1,088	1,065
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$23.09	$21.94	$20.80	$21.50	$21.11	$21.35	$19.00	$19.03	$16.71	$14.21
Value at end of period	$21.85	$23.09	$21.94	$20.80	$21.50	$21.11	$21.35	$19.00	$19.03	$16.71
Number of accumulation units outstanding at end of period	129	129	129	373	367	365	365	380	369	354
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$28.77	$25.45	$21.78	$23.37	$21.09	$15.11	$12.93	$13.36	$10.93	$8.05
Value at end of period	$25.54	$28.77	$25.45	$21.78	$23.37	$21.09	$15.11	$12.93	$13.36	$10.93
Number of accumulation units outstanding at end of period	158,770	156,008	174,080	179,212	170,936	150,459	105,758	110,929	142,712	135,726
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$18.42	$16.44	$15.69	$15.93	$14.90	$12.94	$11.74	$12.08	$10.91	$9.08
Value at end of period	$17.49	$18.42	$16.44	$15.69	$15.93	$14.90	$12.94	$11.74	$12.08	$10.91
Number of accumulation units outstanding at end of period	455,149	490,965	491,787	514,331	565,239	864,034	964,186	1,042,876	1,136,584	1,221,039
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during May 2015)
Value at beginning of period	$6.22	$6.12	$5.41	$7.28
Value at end of period	$5.28	$6.22	$6.12	$5.41
Number of accumulation units outstanding at end of period	68,325	63,353	76,584	21,171
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.47	$15.08	$14.48	$15.03	$14.73	$16.39	$15.22	$13.77	$12.86	$10.97
Value at end of period	$14.98	$15.47	$15.08	$14.48	$15.03	$14.73	$16.39	$15.22	$13.77	$12.86
Number of accumulation units outstanding at end of period	1,061,995	1,136,296	1,220,952	1,316,134	1,637,337	2,311,435	3,238,654	2,993,747	2,801,042	2,286,826
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.20	$19.02	$16.82	$17.68	$17.85	$16.09	$14.00	$14.38	$12.31	$7.75
Value at end of period	$19.34	$20.20	$19.02	$16.82	$17.68	$17.85	$16.09	$14.00	$14.38	$12.31
Number of accumulation units outstanding at end of period	251,791	280,833	306,038	327,967	392,946	802,365	768,698	688,529	604,740	631,049

CFI 194

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.15	$9.95	$9.93	$9.93
Value at end of period	$10.11	$10.15	$9.95	$9.93
Number of accumulation units outstanding at end of period	127,500	123,249	110,091	44,068
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.65	$21.36	$20.31	$21.43	$21.31	$21.06	$18.37	$19.00	$17.03	$14.47
Value at end of period	$21.71	$21.65	$21.36	$20.31	$21.43	$21.31	$21.06	$18.37	$19.00	$17.03
Number of accumulation units outstanding at end of period	1,159,011	1,208,608	1,299,618	1,582,998	1,877,478	2,575,397	2,596,041	2,540,197	2,427,527	2,191,368
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$12.75	$10.36	$10.23
Value at end of period	$10.23	$12.75	$10.36
Number of accumulation units outstanding at end of period	66,612	57,362	9,762
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.79	$3.49	$2.41	$3.32	$3.66	$7.61	$8.75	$9.81
Value at end of period	$3.29	$3.79	$3.49	$2.41	$3.32	$3.66	$7.61	$8.75
Number of accumulation units outstanding at end of period	830,331	694,340	709,634	550,645	739,941	376,742	268,859	110,537
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$31.92	$28.10	$26.33	$27.09	$25.76	$22.30	$19.82	$20.28	$17.95	$15.21
Value at end of period	$29.44	$31.92	$28.10	$26.33	$27.09	$25.76	$22.30	$19.82	$20.28	$17.95
Number of accumulation units outstanding at end of period	408,940	446,889	501,564	558,183	632,409	702,138	790,243	883,575	988,621	1,132,032
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$12.60	$10.66	$9.63	$10.04
Value at end of period	$11.63	$12.60	$10.66	$9.63
Number of accumulation units outstanding at end of period	124,158	103,797	111,118	44,399
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.18	$13.98	$13.29	$14.03	$13.96	$14.69	$13.89	$13.53	$11.80	$9.80
Value at end of period	$14.73	$15.18	$13.98	$13.29	$14.03	$13.96	$14.69	$13.89	$13.53	$11.80
Number of accumulation units outstanding at end of period	607,932	626,099	2,362	2,410	861,388	1,353,585	1,424,433	1,463,499	1,423,354	1,438,469
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.03	$9.82	$9.35	$10.02
Value at end of period	$10.85	$12.03	$9.82	$9.35
Number of accumulation units outstanding at end of period	972,262	1,060,125	1,129,928	1,327,396
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$11.70	$10.28	$9.72	$10.16	$10.07
Value at end of period	$10.75	$11.70	$10.28	$9.72	$10.16
Number of accumulation units outstanding at end of period	83,756	100,380	113,664	153,867	31,383
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$14.07	$13.99	$13.91	$13.82	$13.31	$13.69	$13.44	$12.64	$12.02	$11.56
Value at end of period	$14.04	$14.07	$13.99	$13.91	$13.82	$13.31	$13.69	$13.44	$12.64	$12.02
Number of accumulation units outstanding at end of period	35,130	36,542	43,864	32,892	34,013	30,420	29,369	24,279	21,879	16,626
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.20	$13.25	$13.36	$13.49	$13.62	$13.76	$13.89	$14.03	$14.14	$14.23
Value at end of period	$13.27	$13.20	$13.25	$13.36	$13.49	$13.62	$13.76	$13.89	$14.03	$14.14
Number of accumulation units outstanding at end of period	2,687,680	2,323,058	2,667,211	2,500,323	2,439,906	2,746,407	2,686,771	3,191,766	3,172,902	3,839,351

CFI 195

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$32.32	$27.13	$24.96	$25.58	$23.33	$18.04	$15.74	$15.94	$14.10	$10.94
Value at end of period	$30.57	$32.32	$27.13	$24.96	$25.58	$23.33	$18.04	$15.74	$15.94	$14.10
Number of accumulation units outstanding at end of period	1,969,759	2,109,006	2,296,950	2,573,348	2,796,332	2,980,033	2,784,865	3,122,470	3,499,681	3,375,353
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.94	$19.91	$17.55	$18.09	$18.06	$17.27	$15.30	$14.80	$13.08	$8.85
Value at end of period	$20.07	$20.94	$19.91	$17.55	$18.09	$18.06	$17.27	$15.30	$14.80	$13.08
Number of accumulation units outstanding at end of period	226,821	220,692	211,341	218,348	256,687	278,013	304,213	176,625	161,479	113,042
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$44.58	$36.13	$33.09	$33.14	$29.40	$22.34	$19.72	$19.93	$17.67	$14.48
Value at end of period	$41.13	$44.58	$36.13	$33.09	$33.14	$29.40	$22.34	$19.72	$19.93	$17.67
Number of accumulation units outstanding at end of period	1,748,354	1,772,171	1,848,916	1,831,586	1,884,887	1,851,092	1,908,669	2,055,559	2,273,303	2,739,321
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$48.80	$43.40	$37.10	$38.16	$35.18	$26.41	$22.66	$23.15	$19.18	$14.71
Value at end of period	$41.38	$48.80	$43.40	$37.10	$38.16	$35.18	$26.41	$22.66	$23.15	$19.18
Number of accumulation units outstanding at end of period	833,995	885,342	948,602	971,244	1,009,096	998,425	1,038,875	1,145,391	1,254,091	1,651,797
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.92	$32.09	$25.45	$26.56	$25.45	$18.01	$16.19	$16.47	$13.54	$10.96
Value at end of period	$30.28	$34.92	$32.09	$25.45	$26.56	$25.45	$18.01	$16.19	$16.47	$13.54
Number of accumulation units outstanding at end of period	610,990	642,558	691,570	700,206	739,589	765,486	725,343	764,655	850,072	1,051,625
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$20.08	$16.81	$15.74	$16.21	$15.64
Value at end of period	$18.16	$20.08	$16.81	$15.74	$16.21
Number of accumulation units outstanding at end of period	9,511	6,423	3,038	700	334
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.13	$24.16	$23.39	$23.49	$22.24	$22.49	$20.77	$19.50	$17.93	$16.24
Value at end of period	$24.74	$25.13	$24.16	$23.39	$23.49	$22.24	$22.49	$20.77	$19.50	$17.93
Number of accumulation units outstanding at end of period	1,886,443	1,999,969	2,080,880	2,107,186	1,154,880	1,277,382	1,467,500	1,403,969	1,500,245	1,623,258
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.10	$8.98	$9.00	$9.17	$9.84	$8.19	$6.97	$8.01	$7.50	$5.93
Value at end of period	$9.48	$11.10	$8.98	$9.00	$9.17	$9.84	$8.19	$6.97	$8.01	$7.50
Number of accumulation units outstanding at end of period	914,050	846,907	707,557	645,584	464,004	403,035	334,897	320,786	310,919	351,572
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.52	$19.09	$18.54	$17.61	$15.65	$12.07	$10.32	$10.31
Value at end of period	$23.91	$24.52	$19.09	$18.54	$17.61	$15.65	$12.07	$10.32
Number of accumulation units outstanding at end of period	2,354,426	2,574,804	2,676,783	2,848,723	2,874,319	1,754,560	1,568,932	1,277,826
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.45	$14.63	$12.97	$13.72	$12.58	$9.71	$8.55	$8.35	$7.06	$6.33
Value at end of period	$15.01	$16.45	$14.63	$12.97	$13.72	$12.58	$9.71	$8.55	$8.35	$7.06
Number of accumulation units outstanding at end of period	2,830,184	3,231,060	3,600,615	4,030,668	4,449,918	4,322,074	3,408,810	3,715,931	2,461,577	3,001,481
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$34.48	$27.84	$26.22	$26.34	$24.45	$18.71	$16.55	$16.80	$13.02	$9.30
Value at end of period	$31.58	$34.48	$27.84	$26.22	$26.34	$24.45	$18.71	$16.55	$16.80	$13.02
Number of accumulation units outstanding at end of period	933,429	998,674	702,576	696,197	722,454	801,153	623,094	331,079	198,549	149,841

CFI 196

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during July 2016)
Value at beginning of period	$13.62	$10.15	$9.99
Value at end of period	$10.54	$13.62	$10.15
Number of accumulation units outstanding at end of period	31,197	20,592	521
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$35.06	$26.97	$25.57	$24.00	$21.43	$16.40	$14.47	$14.02	$12.56	$10.70
Value at end of period	$34.37	$35.06	$26.97	$25.57	$24.00	$21.43	$16.40	$14.47	$14.02	$12.56
Number of accumulation units outstanding at end of period	495,862	514,495	447,701	263,247	117,561	72,026	58,318	33,613	31,564	20,615
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.66	$17.02	$15.50	$15.33	$13.72	$10.49	$9.17	$9.03	$8.13	$6.64
Value at end of period	$19.74	$20.66	$17.02	$15.50	$15.33	$13.72	$10.49	$9.17	$9.03	$8.13
Number of accumulation units outstanding at end of period	1,186,072	1,058,160	910,693	778,297	548,712	415,194	311,379	215,476	176,943	152,020
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.26	$23.43	$20.52	$21.54	$19.39	$14.90	$12.98	$13.03	$11.85	$10.06
Value at end of period	$24.21	$26.26	$23.43	$20.52	$21.54	$19.39	$14.90	$12.98	$13.03	$11.85
Number of accumulation units outstanding at end of period	189,895	171,578	140,977	97,608	80,216	62,655	30,036	22,347	20,721	22,512
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$33.28	$27.03	$25.56	$26.02	$23.66	$17.71	$15.49	$16.00	$12.84	$11.41
Value at end of period	$31.18	$33.28	$27.03	$25.56	$26.02	$23.66	$17.71	$15.49	$16.00	$12.84
Number of accumulation units outstanding at end of period	166,991	175,411	168,288	127,203	76,643	69,386	44,677	44,248	39,442	27,968
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.46	$18.37	$16.36	$17.00	$15.24	$11.47	$9.90	$10.19	$8.22	$5.92
Value at end of period	$19.26	$21.46	$18.37	$16.36	$17.00	$15.24	$11.47	$9.90	$10.19	$8.22
Number of accumulation units outstanding at end of period	954,088	879,447	748,904	616,625	409,229	296,380	211,416	173,172	112,404	61,223
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.83	$19.29	$16.09	$17.03	$16.39	$11.93	$10.39	$10.92	$8.72	$6.96
Value at end of period	$19.17	$21.83	$19.29	$16.09	$17.03	$16.39	$11.93	$10.39	$10.92	$8.72
Number of accumulation units outstanding at end of period	684,769	612,787	588,580	496,345	346,754	299,111	202,565	173,908	97,614	55,268
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.98	$19.55	$17.41	$17.75	$16.97	$12.33	$10.81	$10.83	$8.26	$6.37
Value at end of period	$19.14	$22.98	$19.55	$17.41	$17.75	$16.97	$12.33	$10.81	$10.83	$8.26
Number of accumulation units outstanding at end of period	502,664	541,711	547,173	585,811	500,285	537,316	403,013	341,819	373,908	256,579
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$66.72	$60.56	$49.13	$50.02	$47.42	$34.77	$30.67	$31.76	$25.79	$20.42
Value at end of period	$55.59	$66.72	$60.56	$49.13	$50.02	$47.42	$34.77	$30.67	$31.76	$25.79
Number of accumulation units outstanding at end of period	379,091	419,974	432,727	424,083	429,760	451,643	472,664	521,379	569,735	622,413
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$17.79	$15.59	$14.87	$15.03	$14.38	$12.49	$11.12	$11.59	$10.29	$8.26
Value at end of period	$16.61	$17.79	$15.59	$14.87	$15.03	$14.38	$12.49	$11.12	$11.59	$10.29
Number of accumulation units outstanding at end of period	600,925	599,837	603,764	595,660	598,768	564,661	578,458	486,409	424,397	420,890
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$19.30	$16.32	$15.51	$15.75	$15.05	$12.63	$11.08	$11.74	$10.35	$8.14
Value at end of period	$17.51	$19.30	$16.32	$15.51	$15.75	$15.05	$12.63	$11.08	$11.74	$10.35
Number of accumulation units outstanding at end of period	854,830	840,426	788,630	782,242	771,047	686,403	631,358	486,904	432,013	407,307

CFI 197

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.09	$16.74	$15.89	$16.20	$15.43	$12.62	$11.04	$11.76	$10.31	$8.02
Value at end of period	$17.86	$20.09	$16.74	$15.89	$16.20	$15.43	$12.62	$11.04	$11.76	$10.31
Number of accumulation units outstanding at end of period	573,566	566,992	524,289	526,731	492,301	443,558	415,159	355,767	332,260	280,819
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$19.87	$16.50	$15.65	$15.95	$15.16	$12.40	$10.84	$11.54	$10.26
Value at end of period	$17.60	$19.87	$16.50	$15.65	$15.95	$15.16	$12.40	$10.84	$11.54
Number of accumulation units outstanding at end of period	153,485	128,331	115,093	137,806	101,721	43,838	20,646	11,811	853
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$14.69	$12.93	$12.29	$12.47	$11.84	$10.34	$9.19	$9.51	$8.52	$6.93
Value at end of period	$13.57	$14.69	$12.93	$12.29	$12.47	$11.84	$10.34	$9.19	$9.51	$8.52
Number of accumulation units outstanding at end of period	26,365	22,561	22,041	22,007	18,950	12,250	11,655	5,869	3,097	2,058
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.77	$14.57	$14.09	$14.22	$13.58	$12.82	$11.80	$11.87	$10.94	$9.43
Value at end of period	$15.14	$15.77	$14.57	$14.09	$14.22	$13.58	$12.82	$11.80	$11.87	$10.94
Number of accumulation units outstanding at end of period	304,871	297,137	372,157	425,957	95,925	41,345	56,830	83,052	75,701	76,015
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$13.99	$12.81	$12.22	$12.39	$11.86	$10.93	$9.86	$10.03	$9.11	$7.65
Value at end of period	$13.26	$13.99	$12.81	$12.22	$12.39	$11.86	$10.93	$9.86	$10.03	$9.11
Number of accumulation units outstanding at end of period	93,022	101,916	104,920	84,268	84,155	47,805	26,586	21,289	14,744	16,404
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$26.42	$24.14	$23.07	$23.35	$22.12	$19.93	$17.92	$17.78	$16.17	$13.86
Value at end of period	$25.10	$26.42	$24.14	$23.07	$23.35	$22.12	$19.93	$17.92	$17.78	$16.17
Number of accumulation units outstanding at end of period	136,567	158,686	187,635	185,978	209,370	218,913	199,131	216,659	213,347	258,448
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.09	$24.93	$23.54	$24.07	$22.81	$18.82	$16.53	$17.20	$15.37	$12.39
Value at end of period	$26.40	$29.09	$24.93	$23.54	$24.07	$22.81	$18.82	$16.53	$17.20	$15.37
Number of accumulation units outstanding at end of period	262,767	275,264	282,595	287,646	333,245	334,501	344,604	355,825	364,440	416,480
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$27.41	$24.18	$22.90	$23.26	$22.02	$19.08	$16.96	$17.23	$15.54	$12.88
Value at end of period	$25.49	$27.41	$24.18	$22.90	$23.26	$22.02	$19.08	$16.96	$17.23	$15.54
Number of accumulation units outstanding at end of period	259,560	292,888	271,069	270,146	285,252	240,039	218,397	193,617	230,541	216,269
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.72	$12.45	$12.29	$12.39	$11.83	$12.26	$11.93	$11.24	$10.69	$10.20
Value at end of period	$12.55	$12.72	$12.45	$12.29	$12.39	$11.83	$12.26	$11.93	$11.24	$10.69
Number of accumulation units outstanding at end of period	231,278	181,163	226,623	139,710	115,169	86,682	82,672	79,019	69,523	76,709
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$27.02	$22.47	$20.32	$20.30	$18.09	$13.84	$12.07	$11.98	$10.54	$8.44
Value at end of period	$25.51	$27.02	$22.47	$20.32	$20.30	$18.09	$13.84	$12.07	$11.98	$10.54
Number of accumulation units outstanding at end of period	119,580	93,698	82,596	54,454	36,748	9,525	2,839	21,652	2,307	1,777
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$37.97	$34.52	$28.10	$28.89	$25.94	$19.95	$17.32	$18.06	$14.95	$11.13
Value at end of period	$32.20	$37.97	$34.52	$28.10	$28.89	$25.94	$19.95	$17.32	$18.06	$14.95
Number of accumulation units outstanding at end of period	412,077	460,322	433,592	359,196	361,499	435,110	424,190	396,015	369,216	278,723
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$38.34	$30.21	$28.96	$30.80	$29.82	$21.69	$18.31	$18.09	$14.45	$10.79
Value at end of period	$37.24	$38.34	$30.21	$28.96	$30.80	$29.82	$21.69	$18.31	$18.09	$14.45
Number of accumulation units outstanding at end of period	367,194	364,926	386,243	477,909	562,071	554,727	470,454	491,852	522,484	631,247

CFI 198

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.90	$13.58	$13.60	$13.93	$12.34	$11.99	$9.60	$10.23	$8.88	$6.71
Value at end of period	$13.49	$14.90	$13.58	$13.60	$13.93	$12.34	$11.99	$9.60	$10.23	$8.88
Number of accumulation units outstanding at end of period	459,171	526,012	609,985	661,625	710,502	899,579	900,385	926,856	960,063	932,710
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.37	$17.64	$17.09	$16.77	$13.04	$12.91	$11.29	$10.41	$8.22	$6.11
Value at end of period	$16.80	$18.37	$17.64	$17.09	$16.77	$13.04	$12.91	$11.29	$10.41	$8.22
Number of accumulation units outstanding at end of period	462,369	589,052	733,443	758,836	792,173	817,575	866,048	733,225	668,543	712,985
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$38.20	$31.73	$29.57	$29.00	$25.97	$19.46	$17.51	$18.56	$16.73	$12.84
Value at end of period	$34.42	$38.20	$31.73	$29.57	$29.00	$25.97	$19.46	$17.51	$18.56	$16.73
Number of accumulation units outstanding at end of period	44,532	54,472	59,872	68,655	75,525	71,389	79,894	72,715	89,425	98,159
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.70	$18.85	$15.39	$16.02	$15.51	$11.19	$9.90	$10.27	$8.28	$6.71
Value at end of period	$16.85	$20.70	$18.85	$15.39	$16.02	$15.51	$11.19	$9.90	$10.27	$8.28
Number of accumulation units outstanding at end of period	55,788	61,304	82,990	81,554	48,696	69,648	45,933	33,010	25,177	19,341
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.63	$22.86	$19.60	$21.06	$19.49	$14.58	$12.41	$12.80	$11.23	$8.83
Value at end of period	$23.10	$26.63	$22.86	$19.60	$21.06	$19.49	$14.58	$12.41	$12.80	$11.23
Number of accumulation units outstanding at end of period	327,497	364,146	368,563	412,647	437,941	449,047	433,718	469,212	502,699	617,334
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.08	$21.02	$18.41	$18.32	$16.98	$13.73	$12.74	$13.01	$11.70	$9.63
Value at end of period	$20.68	$23.08	$21.02	$18.41	$18.32	$16.98	$13.73	$12.74	$13.01	$11.70
Number of accumulation units outstanding at end of period	1,763,419	1,845,833	4,447	4,215	2,141,553	2,046,895	2,067,923	2,112,686	2,253,033	2,597,190
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.17	$21.43	$18.05	$18.78	$17.23	$13.00	$11.46	$11.83	$10.62	$8.66
Value at end of period	$20.68	$24.17	$21.43	$18.05	$18.78	$17.23	$13.00	$11.46	$11.83	$10.62
Number of accumulation units outstanding at end of period	243,949	268,399	256,100	283,868	273,920	291,884	259,812	279,345	342,284	399,045
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.37	$20.04	$17.92	$21.49	$21.51	$23.05	$19.55	$24.15	$20.28	$11.94
Value at end of period	$23.38	$28.37	$20.04	$17.92	$21.49	$21.51	$23.05	$19.55	$24.15	$20.28
Number of accumulation units outstanding at end of period	164,319	199,027	156,435	130,560	157,440	152,399	168,724	159,498	189,757	219,825
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.79	$34.45	$30.34	$31.60	$27.76	$21.31	$17.94	$17.79	$14.62	$11.75
Value at end of period	$33.72	$38.79	$34.45	$30.34	$31.60	$27.76	$21.31	$17.94	$17.79	$14.62
Number of accumulation units outstanding at end of period	479,502	532,065	558,648	520,172	501,486	460,690	343,882	296,234	295,719	303,115
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.03	$27.12	$22.53	$23.63	$22.02	$16.01	$13.62	$13.95	$11.12	$8.82
Value at end of period	$27.49	$31.03	$27.12	$22.53	$23.63	$22.02	$16.01	$13.62	$13.95	$11.12
Number of accumulation units outstanding at end of period	357,182	311,145	280,149	269,912	244,053	166,219	93,630	51,309	52,307	34,156
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.18	$20.11	$20.27	$18.87	$19.41	$15.42	$12.80	$14.07	$12.25	$8.86
Value at end of period	$23.36	$27.18	$20.11	$20.27	$18.87	$19.41	$15.42	$12.80	$14.07	$12.25
Number of accumulation units outstanding at end of period	2,683,758	2,837,390	18,232	17,497	3,428,908	3,485,355	3,711,808	3,801,021	4,165,115	4,708,925
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$21.52	$20.25	$17.90	$18.95	$19.07	$17.15	$14.91	$15.17	$12.87	$7.78
Value at end of period	$20.74	$21.52	$20.25	$17.90	$18.95	$19.07	$17.15	$14.91	$15.17	$12.87
Number of accumulation units outstanding at end of period	266,704	279,749	269,370	286,962	316,174	318,955	230,657	198,670	195,117	137,395

CFI 199

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$27.05	$23.73	$22.19	$21.30	$19.18	$15.85	$13.99	$13.73	$12.16	$9.22
Value at end of period	$26.91	$27.05	$23.73	$22.19	$21.30	$19.18	$15.85	$13.99	$13.73	$12.16
Number of accumulation units outstanding at end of period	7,544,057	7,608,210	7,310,113	6,581,577	5,916,489	5,435,817	4,947,953	4,342,117	4,003,047	3,840,472
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$31.16	$25.22	$23.71	$23.48	$21.21	$15.84	$13.78	$14.46	$11.36	$7.84
Value at end of period	$29.85	$31.16	$25.22	$23.71	$23.48	$21.21	$15.84	$13.78	$14.46	$11.36
Number of accumulation units outstanding at end of period	1,608,318	1,686,635	66	66	1,790,049	1,870,161	2,029,088	2,071,324	2,220,215	2,362,841
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$31.72	$27.56	$23.44	$25.43	$23.90	$18.61	$16.04	$16.34	$14.36	$11.60
Value at end of period	$28.47	$31.72	$27.56	$23.44	$25.43	$23.90	$18.61	$16.04	$16.34	$14.36
Number of accumulation units outstanding at end of period	359,874	389,129	390,829	405,541	420,241	422,450	420,961	393,593	407,836	435,884
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$57.65	$43.59	$43.37	$39.53	$36.74	$26.65	$22.64	$23.11	$19.98	$14.11
Value at end of period	$56.45	$57.65	$43.59	$43.37	$39.53	$36.74	$26.65	$22.64	$23.11	$19.98
Number of accumulation units outstanding at end of period	887,992	886,331	866,975	901,074	824,862	749,882	754,643	731,264	750,958	918,354
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.83	$15.66	$15.53	$15.83	$16.17	$14.29	$12.15	$14.00	$12.43	$9.12
Value at end of period	$16.86	$19.83	$15.66	$15.53	$15.83	$16.17	$14.29	$12.15	$14.00	$12.43
Number of accumulation units outstanding at end of period	82,024	73,314	74,861	76,954	100,527	98,977	94,290	101,944	103,601	122,393
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.72	$9.68	$9.60	$10.03	$10.84	$9.11	$7.74	$8.88	$8.24	$6.30
Value at end of period	$9.87	$11.72	$9.68	$9.60	$10.03	$10.84	$9.11	$7.74	$8.88	$8.24
Number of accumulation units outstanding at end of period	873,117	950,624	1,030,746	1,101,605	1,144,455	1,227,483	1,345,055	1,000,279	1,081,566	1,174,934
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.44	$13.19	$12.02	$13.13	$13.64	$10.55	$8.75	$9.37	$8.78	$6.71
Value at end of period	$13.09	$15.44	$13.19	$12.02	$13.13	$13.64	$10.55	$8.75	$9.37	$8.78
Number of accumulation units outstanding at end of period	41,059	48,204	57,026	66,572	68,296	70,443	52,643	45,090	49,193	47,978
WANGER INTERNATIONAL
Value at beginning of period	$15.40	$11.70	$11.99	$12.09	$12.78	$10.55	$8.76	$10.37	$8.38	$5.65
Value at end of period	$12.54	$15.40	$11.70	$11.99	$12.09	$12.78	$10.55	$8.76	$10.37	$8.38
Number of accumulation units outstanding at end of period	489,290	533,252	620,856	703,311	696,357	618,548	522,365	458,604	437,431	338,140
WANGER SELECT
Value at beginning of period	$30.30	$24.16	$21.53	$21.69	$21.24	$15.94	$13.59	$16.68	$13.31	$8.09
Value at end of period	$26.28	$30.30	$24.16	$21.53	$21.69	$21.24	$15.94	$13.59	$16.68	$13.31
Number of accumulation units outstanding at end of period	513,653	567,178	599,746	682,009	725,008	783,984	861,491	928,404	1,033,204	932,387
WANGER USA
Value at beginning of period	$29.88	$25.24	$22.42	$22.79	$21.97	$16.59	$13.96	$14.61	$11.96	$8.50
Value at end of period	$29.15	$29.88	$25.24	$22.42	$22.79	$21.97	$16.59	$13.96	$14.61	$11.96
Number of accumulation units outstanding at end of period	560,064	563,843	567,103	604,566	646,645	787,098	870,892	866,682	682,583	612,093
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$48.61	$44.21	$34.65	$36.67	$34.50	$25.23	$22.47	$23.19	$19.11	$14.86
Value at end of period	$41.52	$48.61	$44.21	$34.65	$36.67	$34.50	$25.23	$22.47	$23.19	$19.11
Number of accumulation units outstanding at end of period	285,093	319,748	358,844	365,952	395,622	435,437	470,296	509,276	559,217	607,006

CFI 200

Condensed Financial Information (continued)

TABLE 24
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.75	$21.21	$21.02	$20.73	$19.99	$14.99	$13.19	$14.06	$12.97	$11.22
Value at end of period	$26.03	$26.75	$21.21	$21.02	$20.73	$19.99	$14.99	$13.19	$14.06	$12.97
Number of accumulation units outstanding at end of period	738	817	562	694	483	538	314	232	276	276
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$21.63	$16.95	$15.92	$16.15	$14.32	$11.78	$10.70	$11.02	$9.61	$8.61
Value at end of period	$21.93	$21.63	$16.95	$15.92	$16.15	$14.32	$11.78	$10.70	$11.02	$9.61
Number of accumulation units outstanding at end of period	2,466	3,031	3,583	2,446	2,742	3,423	3,078	1,670	1,777	217
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2010)
Value at beginning of period	$20.88	$17.34	$16.02	$16.67	$15.44	$12.03	$11.08	$10.99	$10.17
Value at end of period	$19.58	$20.88	$17.34	$16.02	$16.67	$15.44	$12.03	$11.08	$10.99
Number of accumulation units outstanding at end of period	1,115	2,427	2,345	4,539	4,035	5,013	1,448	64	50
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.34	$12.10	$11.67	$12.06	$11.87	$13.20	$12.50	$11.18	$10.71	$10.14
Value at end of period	$11.90	$12.34	$12.10	$11.67	$12.06	$11.87	$13.20	$12.50	$11.18	$10.71
Number of accumulation units outstanding at end of period	907	1,794	1,388	1,684	1,371	6,226	12,069	16,980	7,231	1,792
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.11	$9.84	$9.30	$9.65
Value at end of period	$10.22	$11.11	$9.84	$9.30
Number of accumulation units outstanding at end of period	4,663	3,634	2,705	1,930
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$19.91	$16.31	$14.66	$14.33	$13.30	$10.22	$8.82	$9.09	$8.06	$6.11
Value at end of period	$18.39	$19.91	$16.31	$14.66	$14.33	$13.30	$10.22	$8.82	$9.09	$8.06
Number of accumulation units outstanding at end of period	19,634	25,443	21,903	16,272	12,662	10,781	9,648	8,822	9,318	6,917
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$18.07	$14.39	$13.75	$13.54	$13.44	$10.50	$8.69	$10.26	$8.29	$5.46
Value at end of period	$16.14	$18.07	$14.39	$13.75	$13.54	$13.44	$10.50	$8.69	$10.26	$8.29
Number of accumulation units outstanding at end of period	3,275	3,610	3,176	3,176	1,515	3,026	809	1,386	2,756	1,720
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.11	$11.85	$11.66	$11.75	$11.25	$11.60	$11.07	$10.51	$9.90	$8.71
Value at end of period	$11.96	$12.11	$11.85	$11.66	$11.75	$11.25	$11.60	$11.07	$10.51	$9.90
Number of accumulation units outstanding at end of period	5,085	5,752	8,104	4,860	5,063	8,851	8,076	7,792	5,280	2,769
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$29.51	$23.65	$22.04	$21.14	$19.55	$14.77	$12.38	$13.15	$11.83	$8.89
Value at end of period	$28.33	$29.51	$23.65	$22.04	$21.14	$19.55	$14.77	$12.38	$13.15	$11.83
Number of accumulation units outstanding at end of period	37,970	36,426	33,241	92,566	93,926	62,921	62,393	66,294	99,181	96,562

CFI 201

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$25.88	$21.77	$19.41	$19.66	$17.87	$13.70	$12.31	$11.63	$10.37	$8.80
Value at end of period	$24.84	$25.88	$21.77	$19.41	$19.66	$17.87	$13.70	$12.31	$11.63	$10.37
Number of accumulation units outstanding at end of period	16,095	17,035	16,558	76,940	78,036	25,156	22,536	24,253	28,740	26,706
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2011)
Value at beginning of period	$23.32	$21.13	$17.21	$19.40	$17.87	$12.50	$10.85	$12.00
Value at end of period	$18.79	$23.32	$21.13	$17.21	$19.40	$17.87	$12.50	$10.85
Number of accumulation units outstanding at end of period	3,796	3,105	4,083	2,063	949	2,521	85	85
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$23.61	$20.59	$18.00	$18.97	$17.28	$12.07	$10.14	$11.72
Value at end of period	$20.17	$23.61	$20.59	$18.00	$18.97	$17.28	$12.07	$10.14
Number of accumulation units outstanding at end of period	3,538	3,175	3,835	2,752	981	2,422	1,937	1,821
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.71	$9.80	$10.96	$11.52	$11.76	$9.49	$7.65	$8.34	$7.95	$5.75
Value at end of period	$11.21	$12.71	$9.80	$10.96	$11.52	$11.76	$9.49	$7.65	$8.34	$7.95
Number of accumulation units outstanding at end of period	6,509	6,415	5,559	9,130	7,421	8,061	3,092	2,254	931	779
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during November 2015)
Value at beginning of period	$12.07	$10.44	$9.15	$9.41
Value at end of period	$11.37	$12.07	$10.44	$9.15
Number of accumulation units outstanding at end of period	4,176	4,087	4,507	538
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.56	$9.36	$10.07	$10.60
Value at end of period	$12.35	$11.56	$9.36	$10.07
Number of accumulation units outstanding at end of period	1,235	3,248	1,863	4,140
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$28.23	$25.47	$23.87	$24.66	$22.74	$19.47	$17.80	$17.21	$15.51	$12.51
Value at end of period	$27.19	$28.23	$25.47	$23.87	$24.66	$22.74	$19.47	$17.80	$17.21	$15.51
Number of accumulation units outstanding at end of period	9,856	9,926	10,142	2,441	1,067	2,784	2,465	3,895	8,228	9,009
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during January 2012)
Value at beginning of period	$16.40	$15.47	$14.80	$14.25	$11.06	$10.84	$9.37
Value at end of period	$15.54	$16.40	$15.47	$14.80	$14.25	$11.06	$10.84
Number of accumulation units outstanding at end of period	466	1,207	1,193	931	1,251	3,489	1,602
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.26
Number of accumulation units outstanding at end of period	1,271
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.61	$16.59	$14.72	$15.68	$14.15	$10.58	$9.18	$9.69	$7.97	$7.88
Value at end of period	$15.94	$18.61	$16.59	$14.72	$15.68	$14.15	$10.58	$9.18	$9.69	$7.97
Number of accumulation units outstanding at end of period	793	701	614	950	594	363	277	247	141	23

CFI 202

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2014)
Value at beginning of period	$16.67	$15.08	$11.63	$12.56	$12.37
Value at end of period	$13.60	$16.67	$15.08	$11.63	$12.56
Number of accumulation units outstanding at end of period	339	753	2,815	254	136
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$61.82	$51.26	$47.96	$48.14	$43.46	$33.45	$29.04	$30.10	$25.95	$19.33
Value at end of period	$57.27	$61.82	$51.26	$47.96	$48.14	$43.46	$33.45	$29.04	$30.10	$25.95
Number of accumulation units outstanding at end of period	34,769	44,671	51,558	123,440	123,296	116,485	117,965	129,622	158,889	166,720
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$38.48	$34.44	$29.49	$31.03	$28.85	$22.75	$19.60	$19.61	$17.21	$13.36
Value at end of period	$34.92	$38.48	$34.44	$29.49	$31.03	$28.85	$22.75	$19.60	$19.61	$17.21
Number of accumulation units outstanding at end of period	26,501	27,143	27,924	59,483	47,338	53,196	55,572	65,859	82,239	85,701
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.55	$31.82	$31.90	$30.08	$27.31	$20.24	$17.84	$17.99	$14.64	$11.53
Value at end of period	$42.03	$42.55	$31.82	$31.90	$30.08	$27.31	$20.24	$17.84	$17.99	$14.64
Number of accumulation units outstanding at end of period	24,447	33,681	31,950	26,033	26,251	52,303	47,220	59,919	57,947	60,361
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.89	$20.08	$21.38	$20.85	$22.92	$17.76	$14.86	$18.13	$16.20	$12.94
Value at end of period	$21.83	$25.89	$20.08	$21.38	$20.85	$22.92	$17.76	$14.86	$18.13	$16.20
Number of accumulation units outstanding at end of period	596	1,489	1,407	1,397	2,309	7,973	10,569	10,679	10,158	10,238
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$37.08	$33.86	$26.28	$28.68	$28.82	$21.38	$18.25	$19.16	$15.10	$11.81
Value at end of period	$31.97	$37.08	$33.86	$26.28	$28.68	$28.82	$21.38	$18.25	$19.16	$15.10
Number of accumulation units outstanding at end of period	12,548	12,263	15,174	24,418	21,107	18,417	20,223	23,094	29,350	31,209
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.88	$19.22	$17.34	$18.32	$17.71	$13.86	$12.69	$13.67	$12.28	$10.46
Value at end of period	$19.06	$21.88	$19.22	$17.34	$18.32	$17.71	$13.86	$12.69	$13.67	$12.28
Number of accumulation units outstanding at end of period	626	522	461	175	0	0	0	0	35	0
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$70.95	$56.30	$55.63	$53.54	$49.89	$35.98	$37.16
Value at end of period	$67.66	$70.95	$56.30	$55.63	$53.54	$49.89	$35.98
Number of accumulation units outstanding at end of period	2,962	4,529	4,858	4,426	4,337	6,890	6,887
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$17.89	$15.97	$14.64	$15.70	$14.67	$11.47	$10.18	$10.29	$9.49	$7.48
Value at end of period	$16.04	$17.89	$15.97	$14.64	$15.70	$14.67	$11.47	$10.18	$10.29	$9.49
Number of accumulation units outstanding at end of period	2,779	6,067	6,464	7,107	7,167	36,351	46,367	52,221	59,066	64,029
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during December 2010)
Value at beginning of period	$38.38	$30.33	$30.49	$29.25	$26.16	$20.28	$17.29	$18.45	$18.38
Value at end of period	$37.00	$38.38	$30.33	$30.49	$29.25	$26.16	$20.28	$17.29	$18.45
Number of accumulation units outstanding at end of period	0	0	0	0	0	7	4	2	1
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$11.71	$9.66	$10.20
Value at end of period	$9.99	$11.71	$9.66
Number of accumulation units outstanding at end of period	11	11	6

CFI 203

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$22.64	$20.84	$16.70	$17.50	$16.83	$12.55	$10.92	$11.24	$9.11	$7.16
Value at end of period	$18.65	$22.64	$20.84	$16.70	$17.50	$16.83	$12.55	$10.92	$11.24	$9.11
Number of accumulation units outstanding at end of period	2,533	2,548	2,404	2,281	2,023	1,801	1,550	364	319	234
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$24.82	$23.48	$20.38	$21.41	$19.40	$15.04	$13.27	$13.97	$11.26	$8.98
Value at end of period	$20.87	$24.82	$23.48	$20.38	$21.41	$19.40	$15.04	$13.27	$13.97	$11.26
Number of accumulation units outstanding at end of period	3,585	9,486	9,468	8,859	8,686	18,210	17,979	20,886	20,198	22,904
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2017)
Value at beginning of period	$10.23	$10.20
Value at end of period	$10.25	$10.23
Number of accumulation units outstanding at end of period	3,565	956
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during April 2014)
Value at beginning of period	$10.40	$10.20	$10.07	$10.18	$9.90
Value at end of period	$10.29	$10.40	$10.20	$10.07	$10.18
Number of accumulation units outstanding at end of period	6,767	7,998	7,637	2,799	1,535
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$21.13	$18.03	$16.58	$16.85	$15.44	$11.31	$10.32	$10.75	$8.87	$6.87
Value at end of period	$19.66	$21.13	$18.03	$16.58	$16.85	$15.44	$11.31	$10.32	$10.75	$8.87
Number of accumulation units outstanding at end of period	8,066	7,267	7,109	6,139	2,307	4,789	4,354	3,915	3,964	3,670
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$90.91	$68.16	$64.44	$75.78	$80.44	$75.03	$62.74	$77.41	$61.60	$34.26
Value at end of period	$79.03	$90.91	$68.16	$64.44	$75.78	$80.44	$75.03	$62.74	$77.41	$61.60
Number of accumulation units outstanding at end of period	3,415	5,957	5,288	3,271	3,398	9,495	9,030	10,146	13,304	13,796
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$28.58	$25.30	$21.66	$23.26	$21.00	$15.05	$12.89	$13.32	$10.91	$8.03
Value at end of period	$25.36	$28.58	$25.30	$21.66	$23.26	$21.00	$15.05	$12.89	$13.32	$10.91
Number of accumulation units outstanding at end of period	2,674	2,679	2,884	2,859	2,927	4,450	3,538	3,654	3,842	3,874
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$18.26	$16.30	$15.57	$15.82	$14.80	$12.86	$11.67	$12.02	$10.85	$9.04
Value at end of period	$17.33	$18.26	$16.30	$15.57	$15.82	$14.80	$12.86	$11.67	$12.02	$10.85
Number of accumulation units outstanding at end of period	5,168	10,316	9,598	13,358	11,389	16,093	14,662	13,970	16,401	23,714
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2016)
Value at beginning of period	$6.21	$6.12	$6.20
Value at end of period	$5.27	$6.21	$6.12
Number of accumulation units outstanding at end of period	1,389	795	277
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.37	$14.98	$14.39	$14.95	$14.66	$16.31	$15.16	$13.72	$12.82	$10.95
Value at end of period	$14.87	$15.37	$14.98	$14.39	$14.95	$14.66	$16.31	$15.16	$13.72	$12.82
Number of accumulation units outstanding at end of period	17,356	28,736	27,988	43,917	38,274	46,915	50,145	45,457	36,159	26,578
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.06	$18.90	$16.72	$17.59	$17.76	$16.02	$13.95	$14.34	$12.27	$7.73
Value at end of period	$19.19	$20.06	$18.90	$16.72	$17.59	$17.76	$16.02	$13.95	$14.34	$12.27
Number of accumulation units outstanding at end of period	2,736	2,690	4,668	6,956	5,649	6,544	7,405	7,550	9,675	13,212

CFI 204

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during September 2015)
Value at beginning of period	$10.14	$9.94	$9.93	$9.99
Value at end of period	$10.09	$10.14	$9.94	$9.93
Number of accumulation units outstanding at end of period	5,034	1,500	586	48
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.50	$21.23	$20.20	$21.32	$21.21	$20.97	$18.30	$18.94	$16.98	$14.44
Value at end of period	$21.55	$21.50	$21.23	$20.20	$21.32	$21.21	$20.97	$18.30	$18.94	$16.98
Number of accumulation units outstanding at end of period	13,902	22,492	24,665	32,427	29,163	39,708	37,556	44,896	44,246	51,997
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$12.74	$10.36	$10.40
Value at end of period	$10.22	$12.74	$10.36
Number of accumulation units outstanding at end of period	49	49	49
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$3.78	$3.48	$2.41	$3.31	$3.66	$7.61	$8.74	$10.78
Value at end of period	$3.28	$3.78	$3.48	$2.41	$3.31	$3.66	$7.61	$8.74
Number of accumulation units outstanding at end of period	16,840	62,711	63,027	57,570	48,266	7,781	7,120	1,260
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$31.58	$27.81	$26.07	$26.84	$25.54	$22.11	$19.66	$20.14	$17.83	$15.11
Value at end of period	$29.11	$31.58	$27.81	$26.07	$26.84	$25.54	$22.11	$19.66	$20.14	$17.83
Number of accumulation units outstanding at end of period	4,559	4,762	5,152	1,490	2,663	29,730	35,533	47,137	49,614	55,247
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during November 2015)
Value at beginning of period	$12.58	$10.65	$9.63	$9.90
Value at end of period	$11.61	$12.58	$10.65	$9.63
Number of accumulation units outstanding at end of period	2,289	1,703	76	517
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.93	$13.76	$13.08	$13.81	$14.04	$14.63	$13.84	$13.49	$11.65	$9.68
Value at end of period	$14.48	$14.93	$13.76	$13.08	$13.81	$14.04	$14.63	$13.84	$13.49	$11.65
Number of accumulation units outstanding at end of period	22,924	43,658	46,571	41,611	40,605	52,514	59,384	68,854	71,831	84,120
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.01	$9.81	$9.35	$10.02
Value at end of period	$10.83	$12.01	$9.81	$9.35
Number of accumulation units outstanding at end of period	30,302	35,336	36,655	42,441
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$11.68	$10.27	$9.71	$10.16	$10.29
Value at end of period	$10.73	$11.68	$10.27	$9.71	$10.16
Number of accumulation units outstanding at end of period	1,223	1,986	1,788	264	50
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2017)
Value at beginning of period	$11.34	$11.41
Value at end of period	$11.32	$11.34
Number of accumulation units outstanding at end of period	2,025	5

CFI 205

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.06	$13.11	$13.23	$13.37	$13.50	$13.64	$13.78	$13.93	$14.04	$14.14
Value at end of period	$13.12	$13.06	$13.11	$13.23	$13.37	$13.50	$13.64	$13.78	$13.93	$14.04
Number of accumulation units outstanding at end of period	38,682	35,415	42,776	71,535	64,331	83,516	76,228	93,125	115,872	169,067
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$31.97	$26.85	$24.72	$25.34	$23.13	$17.89	$15.61	$15.82	$14.01	$10.87
Value at end of period	$30.23	$31.97	$26.85	$24.72	$25.34	$23.13	$17.89	$15.61	$15.82	$14.01
Number of accumulation units outstanding at end of period	19,903	29,080	36,160	142,732	150,086	158,993	154,451	192,712	192,443	169,608
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.81	$19.80	$17.46	$18.00	$17.99	$17.21	$15.25	$14.76	$13.05	$8.83
Value at end of period	$19.93	$20.81	$19.80	$17.46	$18.00	$17.99	$17.21	$15.25	$14.76	$13.05
Number of accumulation units outstanding at end of period	2,436	4,302	4,590	2,369	1,983	6,276	9,331	6,119	5,596	6,523
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$44.11	$35.76	$32.77	$32.84	$29.15	$22.16	$19.57	$19.79	$17.55	$14.39
Value at end of period	$40.67	$44.11	$35.76	$32.77	$32.84	$29.15	$22.16	$19.57	$19.79	$17.55
Number of accumulation units outstanding at end of period	17,658	25,178	25,473	17,106	16,104	29,459	27,958	38,262	46,241	58,601
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$48.32	$42.99	$36.77	$37.84	$34.90	$26.21	$22.51	$23.01	$19.07	$14.63
Value at end of period	$40.96	$48.32	$42.99	$36.77	$37.84	$34.90	$26.21	$22.51	$23.01	$19.07
Number of accumulation units outstanding at end of period	19,346	31,715	33,388	28,289	27,335	32,774	33,215	39,895	48,390	49,215
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.58	$31.79	$25.23	$26.34	$25.25	$17.88	$16.08	$16.37	$13.46	$10.90
Value at end of period	$29.97	$34.58	$31.79	$25.23	$26.34	$25.25	$17.88	$16.08	$16.37	$13.46
Number of accumulation units outstanding at end of period	7,522	9,518	9,522	4,917	4,979	9,947	9,395	11,802	19,040	19,004
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$21.12	$18.62	$17.61	$18.07	$17.66
Value at end of period	$19.82	$21.12	$18.62	$17.61	$18.07
Number of accumulation units outstanding at end of period	299	1,158	1,066	15,331	20,389
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$23.66	$20.20	$18.94	$19.45	$18.94
Value at end of period	$21.75	$23.66	$20.20	$18.94	$19.45
Number of accumulation units outstanding at end of period	206	169	120	30,154	29,505
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$25.18	$21.17	$19.79	$20.38	$19.79
Value at end of period	$22.81	$25.18	$21.17	$19.79	$20.38
Number of accumulation units outstanding at end of period	1	1	1	994	972
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$16.50	$15.29	$14.72	$15.04	$14.81
Value at end of period	$15.79	$16.50	$15.29	$14.72	$15.04
Number of accumulation units outstanding at end of period	0	0	0	25,657	1
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.86	$23.91	$23.16	$23.27	$22.04	$22.30	$20.60	$19.36	$17.81	$16.13
Value at end of period	$24.46	$24.86	$23.91	$23.16	$23.27	$22.04	$22.30	$20.60	$19.36	$17.81
Number of accumulation units outstanding at end of period	21,150	29,615	33,671	61,327	49,887	38,389	38,400	41,709	45,748	51,392

CFI 206

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.05	$8.94	$8.96	$9.14	$9.82	$8.17	$6.95	$8.00	$7.50	$5.92
Value at end of period	$9.43	$11.05	$8.94	$8.96	$9.14	$9.82	$8.17	$6.95	$8.00	$7.50
Number of accumulation units outstanding at end of period	10,440	8,569	6,133	5,209	1,747	1,206	1,759	2,253	7,413	7,245
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.43	$19.03	$18.49	$17.57	$15.63	$12.06	$10.32	$10.31
Value at end of period	$23.81	$24.43	$19.03	$18.49	$17.57	$15.63	$12.06	$10.32
Number of accumulation units outstanding at end of period	24,879	30,408	31,559	174,193	177,455	64,697	75,310	83,791
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.35	$14.55	$12.91	$13.66	$12.54	$9.68	$8.53	$8.33	$7.05	$6.32
Value at end of period	$14.91	$16.35	$14.55	$12.91	$13.66	$12.54	$9.68	$8.53	$8.33	$7.05
Number of accumulation units outstanding at end of period	61,911	77,951	82,684	79,428	76,128	111,959	86,005	97,384	41,425	52,339
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$34.20	$27.63	$26.03	$26.17	$24.29	$18.60	$16.46	$16.72	$12.96	$9.26
Value at end of period	$31.31	$34.20	$27.63	$26.03	$26.17	$24.29	$18.60	$16.46	$16.72	$12.96
Number of accumulation units outstanding at end of period	8,418	11,804	6,174	73,766	76,574	8,942	2,109	1,799	1,740	1,172
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during April 2017)
Value at beginning of period	$13.61	$11.58
Value at end of period	$10.53	$13.61
Number of accumulation units outstanding at end of period	941	846
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$34.91	$26.87	$25.48	$23.93	$21.38	$16.37	$14.45	$14.01	$12.55	$10.70
Value at end of period	$34.20	$34.91	$26.87	$25.48	$23.93	$21.38	$16.37	$14.45	$14.01	$12.55
Number of accumulation units outstanding at end of period	5,997	6,542	6,219	473	263	167	83	25	407	329
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$20.56	$16.95	$15.44	$15.28	$13.68	$10.47	$9.15	$9.02	$8.12	$6.65
Value at end of period	$19.64	$20.56	$16.95	$15.44	$15.28	$13.68	$10.47	$9.15	$9.02	$8.12
Number of accumulation units outstanding at end of period	25,578	19,517	16,545	51,871	50,874	1,719	1,179	795	866	946
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.14	$23.34	$20.46	$21.48	$19.34	$14.87	$12.96	$13.02	$11.84	$10.06
Value at end of period	$24.10	$26.14	$23.34	$20.46	$21.48	$19.34	$14.87	$12.96	$13.02	$11.84
Number of accumulation units outstanding at end of period	1,095	981	896	96	18	994	933	884	1,881	1,494
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$33.14	$26.93	$25.47	$25.95	$23.60	$17.68	$15.47	$15.98	$12.84	$11.41
Value at end of period	$31.03	$33.14	$26.93	$25.47	$25.95	$23.60	$17.68	$15.47	$15.98	$12.84
Number of accumulation units outstanding at end of period	656	562	466	273	514	403	644	571	277	211
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.35	$18.29	$16.30	$16.95	$15.20	$11.44	$9.88	$10.18	$8.21	$5.92
Value at end of period	$19.16	$21.35	$18.29	$16.30	$16.95	$15.20	$11.44	$9.88	$10.18	$8.21
Number of accumulation units outstanding at end of period	20,834	16,388	11,905	27,950	27,151	610	362	116	36	22

CFI 207

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$21.72	$19.21	$16.03	$16.97	$16.34	$11.90	$10.37	$10.90	$8.72	$5.04
Value at end of period	$19.07	$21.72	$19.21	$16.03	$16.97	$16.34	$11.90	$10.37	$10.90	$8.72
Number of accumulation units outstanding at end of period	12,262	10,258	7,008	32,749	30,288	952	1,713	597	367	114
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.79	$19.40	$17.29	$17.63	$16.87	$12.26	$10.75	$10.78	$8.23	$6.35
Value at end of period	$18.97	$22.79	$19.40	$17.29	$17.63	$16.87	$12.26	$10.75	$10.78	$8.23
Number of accumulation units outstanding at end of period	3,376	3,936	2,968	5,924	4,478	3,314	2,511	3,081	2,661	2,897
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$66.03	$59.96	$48.67	$49.58	$47.03	$34.50	$30.44	$31.55	$25.63	$20.31
Value at end of period	$54.99	$66.03	$59.96	$48.67	$49.58	$47.03	$34.50	$30.44	$31.55	$25.63
Number of accumulation units outstanding at end of period	6,289	17,928	18,868	15,494	15,340	21,407	20,342	23,309	24,031	27,363
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$17.68	$15.50	$14.79	$14.96	$14.32	$12.44	$11.08	$11.56	$10.26	$8.25
Value at end of period	$16.49	$17.68	$15.50	$14.79	$14.96	$14.32	$12.44	$11.08	$11.56	$10.26
Number of accumulation units outstanding at end of period	4,776	11,352	21,587	17,118	15,206	19,525	17,753	17,026	50,508	39,984
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$19.17	$16.22	$15.43	$15.67	$14.98	$12.58	$11.05	$11.70	$10.32	$8.13
Value at end of period	$17.39	$19.17	$16.22	$15.43	$15.67	$14.98	$12.58	$11.05	$11.70	$10.32
Number of accumulation units outstanding at end of period	7,455	47,726	20,764	18,651	16,417	9,665	6,963	2,930	35,849	34,201
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$19.97	$16.64	$15.81	$16.13	$15.36	$12.57	$11.00	$11.72	$10.29	$8.01
Value at end of period	$17.74	$19.97	$16.64	$15.81	$16.13	$15.36	$12.57	$11.00	$11.72	$10.29
Number of accumulation units outstanding at end of period	2,491	6,768	6,137	3,141	2,495	3,807	3,457	3,599	14,378	11,904
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$19.80	$16.44	$15.61	$15.91	$15.14	$12.38	$10.83	$11.54	$10.93
Value at end of period	$17.52	$19.80	$16.44	$15.61	$15.91	$15.14	$12.38	$10.83	$11.54
Number of accumulation units outstanding at end of period	1,242	840	557	259	126	92	92	92	23
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$14.62	$12.88	$12.24	$12.43	$11.81	$10.32	$9.17	$9.50	$8.52	$6.92
Value at end of period	$13.50	$14.62	$12.88	$12.24	$12.43	$11.81	$10.32	$9.17	$9.50	$8.52
Number of accumulation units outstanding at end of period	9	9	9	9	9	9	0	0	0	0
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.67	$14.49	$14.01	$14.15	$13.52	$12.77	$11.76	$11.84	$10.92	$9.41
Value at end of period	$15.03	$15.67	$14.49	$14.01	$14.15	$13.52	$12.77	$11.76	$11.84	$10.92
Number of accumulation units outstanding at end of period	0	1,960	1,959	1,899	745	17,538	17,414	17,275	22,392	20,186
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.93	$12.76	$12.18	$12.35	$11.82	$10.91	$9.84	$10.02	$9.10	$7.71
Value at end of period	$13.19	$13.93	$12.76	$12.18	$12.35	$11.82	$10.91	$9.84	$10.02	$9.10
Number of accumulation units outstanding at end of period	4,510	4,305	4,572	3,639	2,984	1,991	990	326	288	192
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$26.13	$23.89	$22.84	$23.13	$21.92	$19.76	$17.78	$17.65	$16.06	$13.77
Value at end of period	$24.82	$26.13	$23.89	$22.84	$23.13	$21.92	$19.76	$17.78	$17.65	$16.06
Number of accumulation units outstanding at end of period	1,447	1,996	3,778	4,021	3,868	21,959	21,429	20,598	17,770	19,680

CFI 208

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$28.78	$24.67	$23.31	$23.84	$22.61	$18.67	$16.40	$17.08	$15.26	$12.32
Value at end of period	$26.11	$28.78	$24.67	$23.31	$23.84	$22.61	$18.67	$16.40	$17.08	$15.26
Number of accumulation units outstanding at end of period	10,767	15,013	15,582	14,354	17,740	41,163	37,538	38,434	61,003	61,867
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$27.11	$23.93	$22.68	$23.05	$21.83	$18.92	$16.83	$17.11	$15.43	$12.80
Value at end of period	$25.20	$27.11	$23.93	$22.68	$23.05	$21.83	$18.92	$16.83	$17.11	$15.43
Number of accumulation units outstanding at end of period	10,975	11,458	12,131	11,989	12,670	31,690	29,158	30,669	35,683	41,240
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.66	$12.40	$12.24	$12.34	$11.80	$12.24	$11.91	$11.22	$10.69	$10.20
Value at end of period	$12.49	$12.66	$12.40	$12.24	$12.34	$11.80	$12.24	$11.91	$11.22	$10.69
Number of accumulation units outstanding at end of period	7,736	4,690	17,968	3,430	2,320	1,423	9,078	10,091	6,745	1,346
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$37.68	$34.26	$27.91	$28.70	$25.79	$19.84	$17.23	$17.98	$14.89	$11.09
Value at end of period	$31.93	$37.68	$34.26	$27.91	$28.70	$25.79	$19.84	$17.23	$17.98	$14.89
Number of accumulation units outstanding at end of period	216	2,845	2,600	4,126	3,590	3,522	2,521	2,010	1,482	4,583
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$38.04	$29.98	$28.77	$30.61	$29.65	$21.58	$18.22	$18.01	$14.39	$10.76
Value at end of period	$36.93	$38.04	$29.98	$28.77	$30.61	$29.65	$21.58	$18.22	$18.01	$14.39
Number of accumulation units outstanding at end of period	15,256	16,710	21,934	21,774	15,913	17,289	16,779	18,321	19,247	19,260
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.83	$13.53	$13.55	$13.89	$12.30	$11.96	$9.59	$10.21	$8.87	$6.70
Value at end of period	$13.42	$14.83	$13.53	$13.55	$13.89	$12.30	$11.96	$9.59	$10.21	$8.87
Number of accumulation units outstanding at end of period	3,294	3,940	4,082	2,922	3,637	8,609	8,858	7,059	11,839	12,092
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.27	$17.55	$17.01	$16.70	$12.99	$12.87	$11.25	$10.39	$8.20	$6.10
Value at end of period	$16.69	$18.27	$17.55	$17.01	$16.70	$12.99	$12.87	$11.25	$10.39	$8.20
Number of accumulation units outstanding at end of period	4,983	5,797	5,875	5,383	4,202	7,792	7,846	9,557	7,782	6,343
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$37.89	$31.49	$29.36	$28.81	$25.81	$19.36	$17.42	$18.47	$16.66	$12.79
Value at end of period	$34.12	$37.89	$31.49	$29.36	$28.81	$25.81	$19.36	$17.42	$18.47	$16.66
Number of accumulation units outstanding at end of period	2,429	3,218	3,181	1,674	1,549	4,672	3,928	3,801	4,863	3,999
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.58	$18.75	$15.32	$15.95	$15.45	$11.15	$9.87	$10.25	$8.27	$6.70
Value at end of period	$16.75	$20.58	$18.75	$15.32	$15.95	$15.45	$11.15	$9.87	$10.25	$8.27
Number of accumulation units outstanding at end of period	1,576	2,024	1,950	1,169	1,444	1,796	1,455	1,435	1,244	723
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.43	$22.69	$19.47	$20.92	$19.37	$14.50	$12.35	$12.75	$11.19	$8.80
Value at end of period	$22.91	$26.43	$22.69	$19.47	$20.92	$19.37	$14.50	$12.35	$12.75	$11.19
Number of accumulation units outstanding at end of period	4,359	9,355	9,551	11,662	11,359	15,426	13,571	13,742	15,854	17,850
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.12	$20.15	$17.67	$18.89	$17.52	$13.67	$12.70	$12.97	$11.67	$9.27
Value at end of period	$19.81	$22.12	$20.15	$17.67	$18.89	$17.52	$13.67	$12.70	$12.97	$11.67
Number of accumulation units outstanding at end of period	42,008	57,085	62,453	223,520	229,526	185,293	203,010	224,470	232,319	253,893
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.02	$21.31	$17.96	$18.69	$17.16	$12.95	$11.42	$11.80	$10.60	$8.64
Value at end of period	$20.54	$24.02	$21.31	$17.96	$18.69	$17.16	$12.95	$11.42	$11.80	$10.60
Number of accumulation units outstanding at end of period	3,246	3,537	3,629	3,625	3,454	10,116	8,245	7,647	6,786	5,996

CFI 209

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.19	$19.92	$17.82	$21.39	$21.42	$22.96	$19.48	$24.09	$20.23	$11.92
Value at end of period	$23.22	$28.19	$19.92	$17.82	$21.39	$21.42	$22.96	$19.48	$24.09	$20.23
Number of accumulation units outstanding at end of period	7,180	8,248	7,177	29,820	28,000	5,602	6,613	7,372	8,374	9,500
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.49	$34.20	$30.13	$31.40	$27.60	$21.20	$17.85	$17.72	$14.56	$11.71
Value at end of period	$33.44	$38.49	$34.20	$30.13	$31.40	$27.60	$21.20	$17.85	$17.72	$14.56
Number of accumulation units outstanding at end of period	1,606	3,497	3,430	6,811	6,793	5,412	3,480	3,655	3,890	3,986
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.84	$26.97	$22.41	$23.51	$21.93	$15.95	$13.58	$13.91	$11.09	$8.80
Value at end of period	$27.30	$30.84	$26.97	$22.41	$23.51	$21.93	$15.95	$13.58	$13.91	$11.09
Number of accumulation units outstanding at end of period	7,737	6,278	6,617	5,658	1,540	4,650	2,395	1,890	1,527	1,235
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$25.91	$19.18	$19.34	$18.77	$19.32	$14.74	$12.75	$14.03	$11.72	$8.84
Value at end of period	$22.26	$25.91	$19.18	$19.34	$18.77	$19.32	$14.74	$12.75	$14.03	$11.72
Number of accumulation units outstanding at end of period	52,844	74,713	87,324	77,732	78,914	205,609	206,152	221,997	234,758	264,766
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$21.40	$20.14	$17.81	$18.87	$19.00	$17.09	$14.87	$15.13	$12.85	$7.77
Value at end of period	$20.61	$21.40	$20.14	$17.81	$18.87	$19.00	$17.09	$14.87	$15.13	$12.85
Number of accumulation units outstanding at end of period	7,295	6,012	6,829	12,348	10,813	3,415	2,022	2,766	1,148	2,847
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$26.88	$23.60	$22.07	$21.20	$19.10	$15.79	$13.94	$13.69	$12.13	$9.20
Value at end of period	$26.73	$26.88	$23.60	$22.07	$21.20	$19.10	$15.79	$13.94	$13.69	$12.13
Number of accumulation units outstanding at end of period	131,120	146,583	125,377	97,693	43,004	33,609	30,133	31,408	64,208	58,446
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.98	$24.27	$22.84	$23.36	$21.11	$15.78	$13.73	$14.41	$10.97	$7.82
Value at end of period	$28.71	$29.98	$24.27	$22.84	$23.36	$21.11	$15.78	$13.73	$14.41	$10.97
Number of accumulation units outstanding at end of period	22,262	29,638	30,739	24,298	28,611	94,116	101,145	111,951	122,606	134,669
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$31.49	$27.38	$23.29	$25.28	$23.78	$18.52	$15.97	$16.28	$14.31	$11.57
Value at end of period	$28.25	$31.49	$27.38	$23.29	$25.28	$23.78	$18.52	$15.97	$16.28	$14.31
Number of accumulation units outstanding at end of period	5,082	4,996	4,376	9,033	7,517	7,676	7,951	7,272	9,032	9,467
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$57.03	$43.14	$42.95	$39.17	$36.42	$26.43	$22.46	$22.94	$19.84	$14.02
Value at end of period	$55.82	$57.03	$43.14	$42.95	$39.17	$36.42	$26.43	$22.46	$22.94	$19.84
Number of accumulation units outstanding at end of period	15,121	18,472	15,995	17,756	9,988	31,110	34,529	42,262	42,295	42,046
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.71	$15.57	$15.44	$15.76	$16.10	$14.23	$12.11	$13.96	$12.40	$9.11
Value at end of period	$16.75	$19.71	$15.57	$15.44	$15.76	$16.10	$14.23	$12.11	$13.96	$12.40
Number of accumulation units outstanding at end of period	299	207	112	106	83	1,154	621	429	950	1,070
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.66	$9.63	$9.56	$9.99	$10.81	$9.08	$7.72	$8.87	$8.23	$6.29
Value at end of period	$9.82	$11.66	$9.63	$9.56	$9.99	$10.81	$9.08	$7.72	$8.87	$8.23
Number of accumulation units outstanding at end of period	6,522	11,283	10,488	23,544	25,083	25,623	33,761	30,950	35,558	39,786
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.35	$13.12	$11.96	$13.07	$13.59	$10.51	$8.72	$9.35	$8.77	$6.70
Value at end of period	$13.01	$15.35	$13.12	$11.96	$13.07	$13.59	$10.51	$8.72	$9.35	$8.77
Number of accumulation units outstanding at end of period	0	0	0	253	247	0	0	0	202	697

CFI 210

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
WANGER INTERNATIONAL
Value at beginning of period	$15.31	$11.64	$11.93	$12.05	$12.74	$10.52	$8.74	$10.35	$8.37	$5.65
Value at end of period	$12.47	$15.31	$11.64	$11.93	$12.05	$12.74	$10.52	$8.74	$10.35	$8.37
Number of accumulation units outstanding at end of period	23,703	24,828	26,262	26,515	9,305	12,733	13,437	11,163	6,993	2,462
WANGER SELECT
Value at beginning of period	$30.10	$24.01	$21.40	$21.58	$21.14	$15.87	$13.54	$16.62	$13.27	$8.07
Value at end of period	$26.09	$30.10	$24.01	$21.40	$21.58	$21.14	$15.87	$13.54	$16.62	$13.27
Number of accumulation units outstanding at end of period	5,159	5,221	5,186	4,780	1,832	14,571	12,537	12,363	11,998	12,367
WANGER USA
Value at beginning of period	$29.68	$25.08	$22.29	$22.67	$21.86	$16.52	$13.91	$14.56	$11.93	$8.48
Value at end of period	$28.94	$29.68	$25.08	$22.29	$22.67	$21.86	$16.52	$13.91	$14.56	$11.93
Number of accumulation units outstanding at end of period	374	124	120	426	834	2,188	907	1,976	1,836	1,393
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during December 2017)
Value at beginning of period	$13.77	$13.60
Value at end of period	$13.10	$13.77
Number of accumulation units outstanding at end of period	117	10
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$48.19	$43.85	$34.38	$36.40	$34.27	$25.08	$22.34	$23.07	$19.02	$14.80
Value at end of period	$41.14	$48.19	$43.85	$34.38	$36.40	$34.27	$25.08	$22.34	$23.07	$19.02
Number of accumulation units outstanding at end of period	1,479	4,971	5,038	5,607	6,076	12,605	13,308	13,241	15,912	19,065

TABLE 25
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.64	$21.13	$20.95	$20.67	$19.94	$14.97	$13.17	$14.05	$12.97	$11.33
Value at end of period	$25.90	$26.64	$21.13	$20.95	$20.67	$19.94	$14.97	$13.17	$14.05	$12.97
Number of accumulation units outstanding at end of period	1,243	1,183	2,027	2,163	285	1,263	424	669	914	298
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.53	$16.88	$15.86	$16.10	$14.28	$11.75	$10.68	$11.01	$9.60	$8.24
Value at end of period	$21.82	$21.53	$16.88	$15.86	$16.10	$14.28	$11.75	$10.68	$11.01	$9.60
Number of accumulation units outstanding at end of period	13,535	13,123	12,038	11,169	15,923	15,307	10,623	13,561	4,654	766
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.78	$17.26	$15.96	$16.62	$15.39	$12.00	$11.06	$10.97	$9.89	$8.69
Value at end of period	$19.48	$20.78	$17.26	$15.96	$16.62	$15.39	$12.00	$11.06	$10.97	$9.89
Number of accumulation units outstanding at end of period	15,302	15,433	15,532	18,901	21,522	21,095	25,259	22,337	22,453	8,007

CFI 211

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN CENTURY INVESTMENTS® INCOME & GROWTH FUND (A CLASS)
Value at beginning of period	$64.96	$54.60	$48.72	$52.35	$47.17	$35.23	$31.16	$30.67	$27.24	$23.43
Value at end of period	$59.69	$64.96	$54.60	$48.72	$52.35	$47.17	$35.23	$31.16	$30.67	$29.24
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.29	$12.05	$11.63	$12.02	$11.84	$13.17	$12.48	$11.17	$10.71	$10.22
Value at end of period	$11.85	$12.29	$12.05	$11.63	$12.02	$11.84	$13.17	$12.48	$11.17	$10.71
Number of accumulation units outstanding at end of period	12,156	15,215	16,505	15,918	27,760	42,630	37,516	13,100	9,474	6,424
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.10	$9.83	$9.30	$9.18
Value at end of period	$10.20	$11.10	$9.83	$9.30
Number of accumulation units outstanding at end of period	1,414	683	713	485
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$19.81	$16.24	$14.60	$14.28	$13.26	$10.20	$8.80	$9.08	$8.05	$6.10
Value at end of period	$18.29	$19.81	$16.24	$14.60	$14.28	$13.26	$10.20	$8.80	$9.08	$8.05
Number of accumulation units outstanding at end of period	25,507	29,803	26,066	22,688	31,490	33,384	36,185	32,043	21,816	18,090
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$17.98	$14.33	$13.70	$13.50	$13.40	$10.47	$8.68	$10.24	$8.29	$5.53
Value at end of period	$16.06	$17.98	$14.33	$13.70	$13.50	$13.40	$10.47	$8.68	$10.24	$8.29
Number of accumulation units outstanding at end of period	12,167	23,409	22,076	16,210	8,759	8,271	14,906	13,379	11,284	6,047
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.05	$11.80	$11.61	$11.71	$11.22	$11.57	$11.05	$10.49	$9.89	$8.70
Value at end of period	$11.90	$12.05	$11.80	$11.61	$11.71	$11.22	$11.57	$11.05	$10.49	$9.89
Number of accumulation units outstanding at end of period	4,513	8,177	7,621	6,188	9,276	6,170	7,907	8,066	10,127	8,689
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$29.30	$23.50	$21.91	$21.03	$19.46	$14.70	$12.33	$13.10	$11.80	$8.87
Value at end of period	$28.13	$29.30	$23.50	$21.91	$21.03	$19.46	$14.70	$12.33	$13.10	$11.80
Number of accumulation units outstanding at end of period	71,189	74,172	84,158	79,682	86,428	105,729	109,479	127,160	153,673	147,478
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$25.70	$21.64	$19.30	$19.56	$17.79	$13.64	$12.26	$11.59	$10.34	$8.78
Value at end of period	$24.66	$25.70	$21.64	$19.30	$19.56	$17.79	$13.64	$12.26	$11.59	$10.34
Number of accumulation units outstanding at end of period	66,848	76,382	74,920	73,164	78,512	93,936	86,855	74,781	86,377	87,674
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during August 2010)
Value at beginning of period	$23.23	$21.06	$17.16	$19.36	$17.84	$12.48	$10.84	$11.72	$9.90
Value at end of period	$18.70	$23.23	$21.06	$17.16	$19.36	$17.84	$12.48	$10.84	$11.72
Number of accumulation units outstanding at end of period	18,615	18,074	19,732	16,824	9,205	13,104	4,991	2,133	1,921
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$23.52	$20.52	$17.95	$18.93	$17.25	$12.05	$10.13	$11.55	$10.96
Value at end of period	$20.08	$23.52	$20.52	$17.95	$18.93	$17.25	$12.05	$10.13	$11.55
Number of accumulation units outstanding at end of period	4,027	4,914	7,184	6,451	6,505	14,380	4,776	2,226	1,808

CFI 212

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.64	$9.75	$10.91	$11.48	$11.72	$9.46	$7.63	$8.32	$7.94	$5.75
Value at end of period	$11.14	$12.64	$9.75	$10.91	$11.48	$11.72	$9.46	$7.63	$8.32	$7.94
Number of accumulation units outstanding at end of period	9,966	11,424	9,340	7,163	3,001	2,571	3,572	1,717	653	638
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during October 2015)
Value at beginning of period	$12.05	$10.43	$9.15	$9.23
Value at end of period	$11.35	$12.05	$10.43	$9.15
Number of accumulation units outstanding at end of period	4,505	7,104	5,777	1,470
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.55	$9.35	$10.07	$10.05
Value at end of period	$12.33	$11.55	$9.35	$10.07
Number of accumulation units outstanding at end of period	11,471	12,380	12,398	9,394
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$27.93	$25.21	$23.63	$24.43	$22.54	$19.31	$17.67	$17.08	$15.41	$12.43
Value at end of period	$26.88	$27.93	$25.21	$23.63	$24.43	$22.54	$19.31	$17.67	$17.08	$15.41
Number of accumulation units outstanding at end of period	11,546	11,339	11,993	13,081	14,142	32,733	34,164	34,831	39,976	39,584
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$16.34	$15.43	$14.77	$14.22	$11.05	$10.83	$9.47	$10.06
Value at end of period	$15.48	$16.34	$15.43	$14.77	$14.22	$11.05	$10.83	$9.47
Number of accumulation units outstanding at end of period	3,551	3,919	4,360	4,473	4,002	370	149	11
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.26
Number of accumulation units outstanding at end of period	10,903
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$18.52	$16.52	$14.66	$15.63	$14.11	$10.56	$9.16	$9.68	$7.96	$6.09
Value at end of period	$15.85	$18.52	$16.52	$14.66	$15.63	$14.11	$10.56	$9.16	$9.68	$7.96
Number of accumulation units outstanding at end of period	3,143	3,435	3,673	2,863	1,503	1,690	2,607	1,943	3,363	3,189
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$61.15	$50.73	$47.49	$47.69	$43.08	$33.17	$28.81	$29.88	$25.78	$19.20
Value at end of period	$56.63	$61.15	$50.73	$47.49	$47.69	$43.08	$33.17	$28.81	$29.88	$25.78
Number of accumulation units outstanding at end of period	123,288	139,632	147,248	166,371	195,144	218,850	220,953	234,868	262,460	251,312
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$38.06	$34.09	$29.20	$30.74	$28.59	$22.56	$19.44	$19.47	$17.09	$13.27
Value at end of period	$34.52	$38.06	$34.09	$29.20	$30.74	$28.59	$22.56	$19.44	$19.47	$17.09
Number of accumulation units outstanding at end of period	49,743	53,616	67,885	68,611	88,080	106,939	122,349	133,268	149,411	146,696
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.09	$31.49	$31.59	$29.80	$27.07	$20.07	$17.70	$17.86	$14.54	$11.46
Value at end of period	$41.56	$42.09	$31.49	$31.59	$29.80	$27.07	$20.07	$17.70	$17.86	$14.54
Number of accumulation units outstanding at end of period	75,019	80,728	87,194	97,602	123,085	137,645	151,708	167,341	202,496	204,620
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.61	$19.88	$21.17	$20.65	$22.72	$17.61	$14.75	$18.00	$16.09	$12.85
Value at end of period	$21.58	$25.61	$19.88	$21.17	$20.65	$22.72	$17.61	$14.75	$18.00	$16.09
Number of accumulation units outstanding at end of period	10,798	10,565	11,157	14,773	16,097	21,647	23,159	25,312	26,977	26,517

CFI 213

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$36.78	$33.60	$26.10	$28.49	$28.64	$21.25	$18.15	$19.07	$15.04	$11.77
Value at end of period	$31.69	$36.78	$33.60	$26.10	$28.49	$28.64	$21.25	$18.15	$19.07	$15.04
Number of accumulation units outstanding at end of period	13,097	16,269	14,842	22,437	30,428	36,590	31,445	33,412	30,841	27,950
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.79	$19.15	$17.28	$18.27	$17.67	$13.83	$12.67	$13.66	$12.28	$10.55
Value at end of period	$18.97	$21.79	$19.15	$17.28	$18.27	$17.67	$13.83	$12.67	$13.66	$12.28
Number of accumulation units outstanding at end of period	250	2,923	2,946	669	542	460	597	1,395	467	286
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$70.74	$56.17	$55.53	$53.46	$49.85	$35.96	$37.16
Value at end of period	$67.43	$70.74	$56.17	$55.53	$53.46	$49.85	$35.96
Number of accumulation units outstanding at end of period	5,159	4,332	7,172	7,600	8,159	10,318	12,732
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$17.72	$15.83	$14.52	$15.57	$14.56	$11.39	$10.11	$10.23	$9.44	$7.44
Value at end of period	$15.88	$17.72	$15.83	$14.52	$15.57	$14.56	$11.39	$10.11	$10.23	$9.44
Number of accumulation units outstanding at end of period	33,021	34,267	39,037	40,184	45,636	51,721	52,379	52,107	76,128	75,123
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$13.73	$10.45	$10.39	$11.73
Value at end of period	$12.89	$13.73	$10.45	$10.39
Number of accumulation units outstanding at end of period	6,888	8,028	2,266	2,156
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during September 2017)
Value at beginning of period	$11.70	$11.23
Value at end of period	$9.97	$11.70
Number of accumulation units outstanding at end of period	494	4
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$22.53	$20.75	$16.63	$17.44	$16.78	$12.52	$10.90	$11.23	$9.10	$6.53
Value at end of period	$18.55	$22.53	$20.75	$16.63	$17.44	$16.78	$12.52	$10.90	$11.23	$9.10
Number of accumulation units outstanding at end of period	4,002	4,392	4,287	3,971	6,704	6,609	4,618	7,406	1,490	223
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$24.62	$23.30	$20.24	$21.27	$19.28	$14.96	$13.20	$13.91	$11.21	$8.95
Value at end of period	$20.69	$24.62	$23.30	$20.24	$21.27	$19.28	$14.96	$13.20	$13.91	$11.21
Number of accumulation units outstanding at end of period	13,765	14,989	17,579	21,635	21,887	24,390	31,653	38,136	49,394	47,684
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2017)
Value at beginning of period	$10.22	$10.22
Value at end of period	$10.23	$10.22
Number of accumulation units outstanding at end of period	1,716	376
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during September 2013)
Value at beginning of period	$10.38	$10.18	$10.06	$10.17	$9.72	$9.69
Value at end of period	$10.26	$10.38	$10.18	$10.06	$10.17	$9.72
Number of accumulation units outstanding at end of period	18,955	14,373	19,160	13,246	2,490	1,193

CFI 214

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$21.00	$17.94	$16.50	$16.78	$15.38	$11.27	$10.29	$10.73	$8.85	$6.87
Value at end of period	$19.53	$21.00	$17.94	$16.50	$16.78	$15.38	$11.27	$10.29	$10.73	$8.85
Number of accumulation units outstanding at end of period	14,308	14,113	11,950	10,982	10,133	9,449	7,127	5,966	7,922	5,764
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$90.12	$67.61	$63.95	$75.24	$79.91	$74.56	$62.38	$77.01	$61.32	$34.11
Value at end of period	$78.31	$90.12	$67.61	$63.95	$75.24	$79.91	$74.56	$62.38	$77.01	$61.32
Number of accumulation units outstanding at end of period	12,808	14,295	14,365	13,879	20,346	19,345	15,766	17,564	20,377	21,939
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$45.17	$33.42	$33.76	$32.84	$32.45	$25.78	$21.49	$23.69	$20.66	$14.94
Value at end of period	$38.79	$45.17	$33.42	$33.76	$32.84	$32.45	$25.78	$21.49	$23.69	$20.66
Number of accumulation units outstanding at end of period	82	97	127	127	127	127	127	127	126	125
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$28.40	$25.16	$21.54	$23.15	$20.91	$14.99	$12.85	$13.28	$10.88	$8.02
Value at end of period	$25.19	$28.40	$25.16	$21.54	$23.15	$20.91	$14.99	$12.85	$13.28	$10.88
Number of accumulation units outstanding at end of period	5,290	6,265	6,688	6,538	10,635	18,857	10,129	9,133	15,980	13,594
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$18.10	$16.17	$15.45	$15.70	$14.70	$12.78	$11.61	$11.96	$10.80	$9.00
Value at end of period	$17.17	$18.10	$16.17	$15.45	$15.70	$14.70	$12.78	$11.61	$11.96	$10.80
Number of accumulation units outstanding at end of period	11,870	14,134	13,416	13,796	15,444	19,977	18,472	20,375	28,124	26,224
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during January 2016)
Value at beginning of period	$6.19	$6.11	$5.12
Value at end of period	$5.26	$6.19	$6.11
Number of accumulation units outstanding at end of period	4,691	2,234	2,075
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.26	$14.89	$14.31	$14.87	$14.59	$16.24	$15.10	$13.67	$12.79	$10.92
Value at end of period	$14.76	$15.26	$14.89	$14.31	$14.87	$14.59	$16.24	$15.10	$13.67	$12.79
Number of accumulation units outstanding at end of period	10,998	14,159	16,767	16,553	23,207	26,350	37,878	47,799	43,357	34,569
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$19.92	$18.78	$16.62	$17.50	$17.68	$15.95	$13.89	$14.29	$12.24	$7.71
Value at end of period	$19.05	$19.92	$18.78	$16.62	$17.50	$17.68	$15.95	$13.89	$14.29	$12.24
Number of accumulation units outstanding at end of period	2,843	3,650	2,866	2,666	13,701	15,989	14,795	8,519	11,553	12,418
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.13	$9.93	$9.92	$9.98
Value at end of period	$10.07	$10.13	$9.93	$9.92
Number of accumulation units outstanding at end of period	3,761	4,021	3,480	28
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.36	$21.10	$20.08	$21.20	$21.11	$20.88	$18.23	$18.87	$16.94	$14.41
Value at end of period	$21.39	$21.36	$21.10	$20.08	$21.20	$21.11	$20.88	$18.23	$18.87	$16.94
Number of accumulation units outstanding at end of period	22,357	27,140	25,869	26,548	45,042	48,483	50,799	44,116	51,025	44,154
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during January 2018)
Value at beginning of period	$13.72
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	3,686

CFI 215

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$3.76	$3.47	$2.40	$3.31	$3.65	$7.60	$8.74	$10.65
Value at end of period	$3.27	$3.76	$3.47	$2.40	$3.31	$3.65	$7.60	$8.74
Number of accumulation units outstanding at end of period	31,675	24,348	17,982	5,772	13,998	14,408	12,397	5,804
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$31.24	$27.53	$25.81	$26.59	$25.31	$21.93	$19.51	$19.99	$17.71	$15.02
Value at end of period	$28.78	$31.24	$27.53	$25.81	$26.59	$25.31	$21.93	$19.51	$19.99	$17.71
Number of accumulation units outstanding at end of period	48,464	50,440	55,809	55,735	59,478	69,009	87,691	109,209	176,960	188,955
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$12.56	$10.64	$9.62	$9.17
Value at end of period	$11.58	$12.56	$10.64	$9.62
Number of accumulation units outstanding at end of period	8,046	5,916	3,936	2,861
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.83	$13.67	$13.01	$13.88	$13.84	$14.72	$13.79	$13.45	$11.62	$9.76
Value at end of period	$14.38	$14.83	$13.67	$13.01	$13.88	$13.84	$14.72	$13.79	$13.45	$11.62
Number of accumulation units outstanding at end of period	39,580	36,641	37,032	46,636	58,330	76,709	87,611	91,393	123,769	116,248
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.99	$9.80	$9.34	$10.02
Value at end of period	$10.81	$11.99	$9.80	$9.34
Number of accumulation units outstanding at end of period	23,663	32,038	34,372	54,848
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$11.66	$10.25	$9.71	$10.15	$10.30
Value at end of period	$10.70	$11.66	$10.25	$9.71	$10.15
Number of accumulation units outstanding at end of period	260	151	136	35	615
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during September 2017)
Value at beginning of period	$11.30	$11.35
Value at end of period	$11.27	$11.30
Number of accumulation units outstanding at end of period	2	2
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.92	$12.98	$13.10	$13.24	$13.39	$13.53	$13.68	$13.83	$13.95	$14.05
Value at end of period	$12.97	$12.92	$12.98	$13.10	$13.24	$13.39	$13.53	$13.68	$13.83	$13.95
Number of accumulation units outstanding at end of period	95,863	108,230	128,097	106,968	156,528	154,436	210,844	189,340	286,933	314,528
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$31.63	$26.57	$24.47	$25.10	$22.92	$17.74	$15.49	$15.71	$13.91	$10.80
Value at end of period	$29.89	$31.63	$26.57	$24.47	$25.10	$22.92	$17.74	$15.49	$15.71	$13.91
Number of accumulation units outstanding at end of period	113,013	115,657	119,078	138,397	174,587	195,439	163,608	227,292	278,416	226,889
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.68	$19.68	$17.36	$17.92	$17.91	$17.14	$15.20	$14.72	$13.02	$8.81
Value at end of period	$19.79	$20.68	$19.68	$17.36	$17.92	$17.91	$17.14	$15.20	$14.72	$13.02
Number of accumulation units outstanding at end of period	9,498	12,583	13,163	9,737	13,107	12,749	11,423	7,349	9,997	11,047
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$43.64	$35.40	$32.46	$32.54	$28.90	$21.98	$19.42	$19.65	$17.43	$14.31
Value at end of period	$40.22	$43.64	$35.40	$32.46	$32.54	$28.90	$21.98	$19.42	$19.65	$17.43
Number of accumulation units outstanding at end of period	54,761	57,658	59,869	70,716	92,052	100,450	111,654	130,403	150,349	145,572

CFI 216

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$47.85	$42.60	$36.45	$37.53	$34.63	$26.02	$22.35	$22.86	$18.96	$14.55
Value at end of period	$40.54	$47.85	$42.60	$36.45	$37.53	$34.63	$26.02	$22.35	$22.86	$18.96
Number of accumulation units outstanding at end of period	43,045	48,553	56,802	59,008	81,405	98,245	110,457	112,517	122,838	114,914
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.24	$31.49	$25.01	$26.12	$25.05	$17.75	$15.97	$16.26	$13.39	$10.84
Value at end of period	$29.66	$34.24	$31.49	$25.01	$26.12	$25.05	$17.75	$15.97	$16.26	$13.39
Number of accumulation units outstanding at end of period	34,191	39,901	46,004	46,642	59,170	68,139	71,754	72,019	72,709	62,131
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$21.04	$18.56	$17.56	$18.02
Value at end of period	$19.73	$21.04	$18.56	$17.56
Number of accumulation units outstanding at end of period	94,325	78,551	61,074	45,333
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$23.57	$20.13	$18.88	$19.44
Value at end of period	$21.65	$23.57	$20.13	$18.88
Number of accumulation units outstanding at end of period	83,566	71,336	56,397	38,859
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$25.08	$21.10	$19.74	$20.37
Value at end of period	$22.71	$25.08	$21.10	$19.74
Number of accumulation units outstanding at end of period	66,513	51,837	44,076	34,526
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$19.93	$16.70	$15.65	$16.15
Value at end of period	$18.00	$19.93	$16.70	$15.65
Number of accumulation units outstanding at end of period	26,859	19,789	15,286	10,259
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$16.43	$15.24	$14.68	$14.95
Value at end of period	$15.73	$16.43	$15.24	$14.68
Number of accumulation units outstanding at end of period	24,754	23,611	19,618	15,848
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.59	$23.67	$22.94	$23.05	$21.85	$22.12	$20.44	$19.22	$17.69	$16.03
Value at end of period	$24.19	$24.59	$23.67	$22.94	$23.05	$21.85	$22.12	$20.44	$19.22	$17.69
Number of accumulation units outstanding at end of period	62,730	67,490	70,584	77,971	59,433	73,516	89,949	92,326	124,600	123,089
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.00	$8.90	$8.93	$9.11	$9.79	$8.15	$6.94	$7.99	$7.49	$5.92
Value at end of period	$9.38	$11.00	$8.90	$8.93	$9.11	$9.79	$8.15	$6.94	$7.99	$7.49
Number of accumulation units outstanding at end of period	21,785	18,587	20,488	19,552	34,556	31,094	30,957	23,367	26,156	23,002
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.34	$18.97	$18.45	$17.53	$15.60	$12.05	$10.31	$10.31
Value at end of period	$23.72	$24.34	$18.97	$18.45	$17.53	$15.60	$12.05	$10.31
Number of accumulation units outstanding at end of period	109,599	114,982	123,734	132,737	159,195	80,104	103,767	97,382
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.26	$14.47	$12.85	$13.60	$12.49	$9.65	$8.50	$8.31	$7.04	$6.31
Value at end of period	$14.82	$16.26	$14.47	$12.85	$13.60	$12.49	$9.65	$8.50	$8.31	$7.04
Number of accumulation units outstanding at end of period	81,147	92,227	102,579	130,289	201,159	181,862	162,710	165,336	132,041	121,469

CFI 217

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$33.92	$27.42	$25.84	$25.99	$24.14	$18.50	$16.38	$16.64	$12.91	$9.23
Value at end of period	$31.04	$33.92	$27.42	$25.84	$25.99	$24.14	$18.50	$16.38	$16.64	$12.91
Number of accumulation units outstanding at end of period	33,969	29,871	28,835	26,597	38,609	49,948	27,561	20,661	27,019	13,907
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$34.75	$26.77	$25.40	$23.86	$21.33	$16.34	$14.43	$14.00	$12.55	$10.70
Value at end of period	$34.04	$34.75	$26.77	$25.40	$23.86	$21.33	$16.34	$14.43	$14.00	$12.55
Number of accumulation units outstanding at end of period	21,384	15,099	14,606	13,883	18,400	14,387	14,552	14,588	8,149	6,304
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.46	$16.88	$15.38	$15.23	$13.64	$10.44	$9.14	$9.01	$8.12	$6.63
Value at end of period	$19.54	$20.46	$16.88	$15.38	$15.23	$13.64	$10.44	$9.14	$9.01	$8.12
Number of accumulation units outstanding at end of period	18,261	14,314	21,945	13,295	16,951	44,641	30,746	14,946	12,434	4,970
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.03	$23.25	$20.39	$21.42	$19.30	$14.84	$12.94	$13.01	$11.84	$10.06
Value at end of period	$23.98	$26.03	$23.25	$20.39	$21.42	$19.30	$14.84	$12.94	$13.01	$11.84
Number of accumulation units outstanding at end of period	3,120	4,381	3,885	1,913	2,766	5,657	5,061	4,848	5,248	10,462
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$32.99	$26.82	$25.39	$25.87	$23.55	$17.65	$15.45	$15.97	$12.83	$11.41
Value at end of period	$30.88	$32.99	$26.82	$25.39	$25.87	$23.55	$17.65	$15.45	$15.97	$12.83
Number of accumulation units outstanding at end of period	4,572	4,598	3,719	3,512	3,187	6,347	5,727	6,579	2,560	1,542
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.25	$18.21	$16.24	$16.89	$15.15	$11.42	$9.86	$10.16	$8.20	$5.92
Value at end of period	$19.06	$21.25	$18.21	$16.24	$16.89	$15.15	$11.42	$9.86	$10.16	$8.20
Number of accumulation units outstanding at end of period	12,198	11,150	10,180	11,609	8,139	6,461	3,604	4,014	885	234
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.62	$19.13	$15.97	$16.92	$16.30	$11.88	$10.35	$10.89	$8.71	$6.96
Value at end of period	$18.97	$21.62	$19.13	$15.97	$16.92	$16.30	$11.88	$10.35	$10.89	$8.71
Number of accumulation units outstanding at end of period	15,208	12,812	8,853	7,404	14,319	13,121	5,605	5,463	2,520	7
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.61	$19.25	$17.16	$17.51	$16.76	$12.19	$10.70	$10.73	$8.19	$6.32
Value at end of period	$18.81	$22.61	$19.25	$17.16	$17.51	$16.76	$12.19	$10.70	$10.73	$8.19
Number of accumulation units outstanding at end of period	21,658	25,626	27,688	25,533	17,268	14,940	11,044	10,401	15,112	7,626
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$65.35	$59.37	$48.22	$49.14	$46.63	$34.23	$30.22	$31.33	$25.47	$20.19
Value at end of period	$54.40	$65.35	$59.37	$48.22	$49.14	$46.63	$34.23	$30.22	$31.33	$25.47
Number of accumulation units outstanding at end of period	13,162	13,896	19,430	18,638	23,482	25,269	25,246	27,295	34,081	37,414
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$17.57	$15.41	$14.71	$14.89	$14.26	$12.39	$11.04	$11.52	$10.24	$8.23
Value at end of period	$16.38	$17.57	$15.41	$14.71	$14.89	$14.26	$12.39	$11.04	$11.52	$10.24
Number of accumulation units outstanding at end of period	84,651	95,606	99,294	122,206	148,990	175,353	205,984	175,053	159,749	100,655
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$19.05	$16.13	$15.35	$15.59	$14.92	$12.53	$11.01	$11.67	$10.30	$8.11
Value at end of period	$17.27	$19.05	$16.13	$15.35	$15.59	$14.92	$12.53	$11.01	$11.67	$10.30
Number of accumulation units outstanding at end of period	96,475	109,084	94,234	111,510	99,085	127,117	158,886	149,369	107,280	85,420

CFI 218

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$19.84	$16.54	$15.72	$16.05	$15.29	$12.52	$10.97	$11.69	$10.27	$7.99
Value at end of period	$17.62	$19.84	$16.54	$15.72	$16.05	$15.29	$12.52	$10.97	$11.69	$10.27
Number of accumulation units outstanding at end of period	106,772	108,406	98,113	110,948	95,589	103,921	148,867	126,006	132,619	86,835
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$19.72	$16.39	$15.57	$15.88	$15.11	$12.37	$10.82	$11.53	$9.62
Value at end of period	$17.44	$19.72	$16.39	$15.57	$15.88	$15.11	$12.37	$10.82	$11.53
Number of accumulation units outstanding at end of period	21,625	23,837	17,956	17,106	11,211	9,354	9,625	3,366	297
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$14.55	$12.82	$12.19	$12.38	$11.78	$10.29	$9.15	$9.49	$8.51	$6.92
Value at end of period	$13.43	$14.55	$12.82	$12.19	$12.38	$11.78	$10.29	$9.15	$9.49	$8.51
Number of accumulation units outstanding at end of period	1,895	1,739	1,484	1,800	1,955	2,120	2,225	2,352	120	9
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.57	$14.40	$13.94	$14.08	$13.46	$12.72	$11.72	$11.81	$10.89	$9.39
Value at end of period	$14.93	$15.57	$14.40	$13.94	$14.08	$13.46	$12.72	$11.72	$11.81	$10.89
Number of accumulation units outstanding at end of period	26,695	27,687	27,004	32,960	3,077	5,031	18,604	18,147	11,792	5,371
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$13.86	$12.70	$12.13	$12.31	$11.79	$10.88	$9.83	$10.00	$9.10	$7.64
Value at end of period	$13.12	$13.86	$12.70	$12.13	$12.31	$11.79	$10.88	$9.83	$10.00	$9.10
Number of accumulation units outstanding at end of period	12,329	15,421	5,065	7,483	12,236	17,143	14,941	3,260	2,554	2,515
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$25.85	$23.65	$22.62	$22.92	$21.73	$19.60	$17.64	$17.52	$15.95	$13.68
Value at end of period	$24.54	$25.85	$23.65	$22.62	$22.92	$21.73	$19.60	$17.64	$17.52	$15.95
Number of accumulation units outstanding at end of period	3,602	3,870	4,543	7,386	18,385	26,056	26,988	37,235	37,455	43,410
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$28.47	$24.42	$23.09	$23.62	$22.41	$18.51	$16.28	$16.95	$15.16	$12.24
Value at end of period	$25.81	$28.47	$24.42	$23.09	$23.62	$22.41	$18.51	$16.28	$16.95	$15.16
Number of accumulation units outstanding at end of period	9,931	10,110	10,650	13,879	23,353	32,636	37,255	59,960	65,277	76,718
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$26.82	$23.68	$22.45	$22.83	$21.64	$18.76	$16.70	$16.98	$15.33	$12.72
Value at end of period	$24.92	$26.82	$23.68	$22.45	$22.83	$21.64	$18.76	$16.70	$16.98	$15.33
Number of accumulation units outstanding at end of period	12,002	14,691	13,136	18,780	24,748	36,124	39,267	50,628	83,120	86,225
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.60	$12.35	$12.20	$12.30	$11.77	$12.21	$11.88	$11.21	$10.68	$10.20
Value at end of period	$12.42	$12.60	$12.35	$12.20	$12.30	$11.77	$12.21	$11.88	$11.21	$10.68
Number of accumulation units outstanding at end of period	11,838	23,929	9,261	5,827	26,310	11,119	12,982	13,006	4,473	1,641
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2012)
Value at beginning of period	$26.65	$22.18	$20.09	$20.09	$17.92	$13.72	$14.05
Value at end of period	$25.14	$26.65	$22.18	$20.09	$20.09	$17.92	$13.72
Number of accumulation units outstanding at end of period	0	0	4,402	3,885	824	812	89
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$37.38	$34.01	$27.72	$28.52	$25.64	$19.73	$17.15	$17.90	$14.84	$11.05
Value at end of period	$31.67	$37.38	$34.01	$27.72	$28.52	$25.64	$19.73	$17.15	$17.90	$14.84
Number of accumulation units outstanding at end of period	4,146	4,139	6,452	7,126	8,939	11,145	8,755	8,106	16,600	7,589

CFI 219

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$37.74	$29.77	$28.57	$30.42	$29.47	$21.46	$18.13	$17.94	$14.33	$10.72
Value at end of period	$36.62	$37.74	$29.77	$28.57	$30.42	$29.47	$21.46	$18.13	$17.94	$14.33
Number of accumulation units outstanding at end of period	17,563	19,412	20,331	22,123	28,480	32,502	27,526	32,429	32,635	30,478
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.76	$13.47	$13.50	$13.84	$12.27	$11.94	$9.57	$10.20	$8.87	$6.70
Value at end of period	$13.35	$14.76	$13.47	$13.50	$13.84	$12.27	$11.94	$9.57	$10.20	$8.87
Number of accumulation units outstanding at end of period	10,973	13,388	16,205	16,965	22,368	27,485	26,267	24,578	25,993	21,833
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.16	$17.46	$16.93	$16.63	$12.94	$12.82	$11.22	$10.36	$8.19	$6.09
Value at end of period	$16.59	$18.16	$17.46	$16.93	$16.63	$12.94	$12.82	$11.22	$10.36	$8.19
Number of accumulation units outstanding at end of period	11,874	14,925	19,853	15,381	26,148	21,605	19,865	16,742	22,323	18,035
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$37.59	$31.26	$29.15	$28.62	$25.65	$19.25	$17.33	$18.39	$16.59	$12.74
Value at end of period	$33.83	$37.59	$31.26	$29.15	$28.62	$25.65	$19.25	$17.33	$18.39	$16.59
Number of accumulation units outstanding at end of period	5,455	6,059	6,775	6,373	4,296	7,880	7,887	6,766	8,957	7,227
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.46	$18.65	$15.24	$15.88	$15.39	$11.12	$9.84	$10.23	$8.25	$6.69
Value at end of period	$16.64	$20.46	$18.65	$15.24	$15.88	$15.39	$11.12	$9.84	$10.23	$8.25
Number of accumulation units outstanding at end of period	1,411	1,652	1,803	914	321	315	3,498	4,946	3,794	323
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.22	$22.53	$19.34	$20.79	$19.26	$14.43	$12.29	$12.69	$11.15	$8.77
Value at end of period	$22.72	$26.22	$22.53	$19.34	$20.79	$19.26	$14.43	$12.29	$12.69	$11.15
Number of accumulation units outstanding at end of period	9,785	10,100	8,355	8,432	18,618	22,695	25,716	33,539	35,136	30,613
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.97	$20.03	$17.57	$18.80	$17.44	$13.62	$12.65	$12.93	$11.64	$9.59
Value at end of period	$19.68	$21.97	$20.03	$17.57	$18.80	$17.44	$13.62	$12.65	$12.93	$11.64
Number of accumulation units outstanding at end of period	136,041	140,748	141,457	165,348	179,265	185,170	226,598	246,727	268,368	280,976
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.86	$21.18	$17.86	$18.60	$17.08	$12.90	$11.38	$11.76	$10.57	$8.63
Value at end of period	$20.40	$23.86	$21.18	$17.86	$18.60	$17.08	$12.90	$11.38	$11.76	$10.57
Number of accumulation units outstanding at end of period	3,855	5,081	6,193	4,839	9,261	9,502	6,077	8,393	8,511	12,440
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.01	$19.80	$17.73	$21.28	$21.32	$22.87	$19.41	$24.02	$20.19	$11.90
Value at end of period	$23.06	$28.01	$19.80	$17.73	$21.28	$21.32	$22.87	$19.41	$24.02	$20.19
Number of accumulation units outstanding at end of period	10,704	12,484	14,038	12,197	12,966	20,262	13,672	17,635	18,551	20,252
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.19	$33.95	$29.92	$31.20	$27.44	$21.09	$17.77	$17.64	$14.50	$11.67
Value at end of period	$33.16	$38.19	$33.95	$29.92	$31.20	$27.44	$21.09	$17.77	$17.64	$14.50
Number of accumulation units outstanding at end of period	17,281	18,247	18,532	19,212	25,438	24,079	21,337	21,685	28,222	24,186
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.64	$26.81	$22.29	$23.40	$21.83	$15.89	$13.53	$13.87	$11.07	$8.79
Value at end of period	$27.11	$30.64	$26.81	$22.29	$23.40	$21.83	$15.89	$13.53	$13.87	$11.07
Number of accumulation units outstanding at end of period	6,183	5,753	7,392	6,474	9,343	12,348	8,280	2,634	4,131	3,672
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$25.75	$19.07	$19.24	$18.68	$18.46	$15.30	$12.71	$13.99	$12.18	$8.83
Value at end of period	$22.10	$25.75	$19.07	$19.24	$18.68	$18.46	$15.30	$12.71	$13.99	$12.18
Number of accumulation units outstanding at end of period	164,240	179,109	198,337	227,155	264,494	318,262	341,050	357,520	406,969	433,687

CFI 220

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$21.27	$20.03	$17.72	$18.79	$18.93	$17.04	$14.82	$15.10	$12.82	$7.76
Value at end of period	$20.48	$21.27	$20.03	$17.72	$18.79	$18.93	$17.04	$14.82	$15.10	$12.82
Number of accumulation units outstanding at end of period	21,951	21,893	19,575	21,611	19,237	20,746	13,962	10,056	5,401	9,254
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$26.71	$23.46	$21.95	$21.09	$19.01	$15.73	$13.89	$13.65	$12.11	$9.19
Value at end of period	$26.55	$26.71	$23.46	$21.95	$21.09	$19.01	$15.73	$13.89	$13.65	$12.11
Number of accumulation units outstanding at end of period	121,089	129,599	157,746	146,755	174,506	199,485	153,090	131,986	134,412	97,826
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.79	$24.13	$22.71	$22.51	$21.01	$15.72	$13.68	$14.37	$11.30	$7.81
Value at end of period	$28.51	$29.79	$24.13	$22.71	$22.51	$21.01	$15.72	$13.68	$14.37	$11.30
Number of accumulation units outstanding at end of period	92,600	106,575	110,513	131,239	138,142	156,748	183,984	199,578	244,090	251,334
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$31.26	$27.19	$23.15	$25.14	$23.65	$18.43	$15.90	$16.22	$14.27	$11.54
Value at end of period	$28.04	$31.26	$27.19	$23.15	$25.14	$23.65	$18.43	$15.90	$16.22	$14.27
Number of accumulation units outstanding at end of period	24,446	27,208	28,573	25,588	35,381	41,774	42,825	53,577	58,463	57,570
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$56.42	$42.70	$42.53	$38.80	$36.10	$26.21	$22.28	$22.77	$19.70	$13.94
Value at end of period	$55.19	$56.42	$42.70	$42.53	$38.80	$36.10	$26.21	$22.28	$22.77	$19.70
Number of accumulation units outstanding at end of period	37,367	35,572	35,450	38,069	39,987	58,861	65,203	56,364	86,344	76,518
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.58	$15.48	$15.36	$15.68	$16.03	$14.18	$12.07	$13.92	$12.37	$9.09
Value at end of period	$16.63	$19.58	$15.48	$15.36	$15.68	$16.03	$14.18	$12.07	$13.92	$12.37
Number of accumulation units outstanding at end of period	2,820	4,106	4,333	3,933	4,518	6,492	6,423	5,460	11,178	13,858
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.61	$9.59	$9.52	$9.96	$10.78	$9.06	$7.71	$8.85	$8.22	$6.29
Value at end of period	$9.76	$11.61	$9.59	$9.52	$9.96	$10.78	$9.06	$7.71	$8.85	$8.22
Number of accumulation units outstanding at end of period	47,966	54,702	55,172	57,697	61,965	66,347	79,859	55,304	62,076	64,766
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.26	$13.05	$11.90	$13.02	$13.54	$10.48	$8.70	$9.33	$8.75	$6.69
Value at end of period	$12.93	$15.26	$13.05	$11.90	$13.02	$13.54	$10.48	$8.70	$9.33	$8.75
Number of accumulation units outstanding at end of period	5,104	2,584	2,354	1,393	6,177	4,886	4,192	4,998	3,320	2,822
WANGER INTERNATIONAL
Value at beginning of period	$15.23	$11.59	$11.88	$12.00	$12.69	$10.49	$8.72	$10.33	$8.36	$5.64
Value at end of period	$12.40	$15.23	$11.59	$11.88	$12.00	$12.69	$10.49	$8.72	$10.33	$8.36
Number of accumulation units outstanding at end of period	6,337	6,795	5,077	5,272	8,315	9,314	8,517	7,932	9,021	5,579
WANGER SELECT
Value at beginning of period	$29.89	$23.86	$21.28	$21.46	$21.04	$15.81	$13.49	$16.57	$13.24	$8.05
Value at end of period	$25.89	$29.89	$23.86	$21.28	$21.46	$21.04	$15.81	$13.49	$16.57	$13.24
Number of accumulation units outstanding at end of period	5,392	7,216	10,559	11,012	19,598	21,803	22,443	22,873	25,888	23,549
WANGER USA
Value at beginning of period	$29.48	$24.92	$22.16	$22.55	$21.75	$16.44	$13.85	$14.51	$11.90	$8.46
Value at end of period	$28.73	$29.48	$24.92	$22.16	$22.55	$21.75	$16.44	$13.85	$14.51	$11.90
Number of accumulation units outstanding at end of period	12,128	11,811	12,298	11,074	16,079	15,750	18,581	19,229	28,103	20,138

CFI 221

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during February 2017)
Value at beginning of period	$13.76	$12.27
Value at end of period	$13.08	$13.76
Number of accumulation units outstanding at end of period	1,792	775
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$47.78	$43.50	$34.12	$36.14	$34.04	$24.92	$22.21	$22.95	$18.93	$14.74
Value at end of period	$40.77	$47.78	$43.50	$34.12	$36.14	$34.04	$24.92	$22.21	$22.95	$18.93
Number of accumulation units outstanding at end of period	10,156	11,717	13,713	15,432	18,422	21,199	20,331	20,115	20,927	19,957

TABLE 26
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$26.52	$21.05	$20.88	$20.61	$19.90	$14.94	$13.15	$14.04	$12.96	$11.52
Value at end of period	$25.78	$26.52	$21.05	$20.88	$20.61	$19.90	$14.94	$13.15	$14.04	$12.96
Number of accumulation units outstanding at end of period	1,128	2,270	1,796	1,902	453	1,450	1,088	1,075	723	723
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.43	$16.81	$15.80	$16.05	$14.24	$11.73	$10.67	$10.99	$9.59	$9.24
Value at end of period	$21.70	$21.43	$16.81	$15.80	$16.05	$14.24	$11.73	$10.67	$10.99	$9.59
Number of accumulation units outstanding at end of period	2,615	2,255	2,867	2,751	2,755	2,027	2,002	1,769	1,331	956
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$20.68	$17.19	$15.91	$16.56	$15.35	$11.97	$11.05	$10.96	$9.88	$8.92
Value at end of period	$19.38	$20.68	$17.19	$15.91	$16.56	$15.35	$11.97	$11.05	$10.96	$9.88
Number of accumulation units outstanding at end of period	1,123	969	3,821	3,163	3,050	2,527	4,052	3,379	3,567	3
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.23	$12.01	$11.60	$11.99	$11.81	$13.15	$12.47	$11.16	$10.70	$10.26
Value at end of period	$11.79	$12.23	$12.01	$11.60	$11.99	$11.81	$13.15	$12.47	$11.16	$10.70
Number of accumulation units outstanding at end of period	5,377	11,932	11,632	9,816	10,057	12,158	16,526	18,747	6,588	7,196
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during April 2016)
Value at beginning of period	$11.08	$9.82	$9.54
Value at end of period	$10.18	$11.08	$9.82
Number of accumulation units outstanding at end of period	1,801	1,775	760
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$19.71	$16.17	$14.55	$14.24	$13.23	$10.18	$8.79	$9.06	$8.04	$6.10
Value at end of period	$18.19	$19.71	$16.17	$14.55	$14.24	$13.23	$10.18	$8.79	$9.06	$8.04
Number of accumulation units outstanding at end of period	15,339	18,771	17,938	17,845	18,849	17,891	19,477	19,487	24,692	26,639

CFI 222

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$17.89	$14.27	$13.65	$13.45	$13.36	$10.45	$8.66	$10.23	$8.28	$5.45
Value at end of period	$15.97	$17.89	$14.27	$13.65	$13.45	$13.36	$10.45	$8.66	$10.23	$8.28
Number of accumulation units outstanding at end of period	5,475	3,364	2,104	2,181	2,160	2,227	2,408	1,855	5,575	6,229
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$11.99	$11.75	$11.57	$11.67	$11.19	$11.55	$11.03	$10.48	$9.88	$8.70
Value at end of period	$11.84	$11.99	$11.75	$11.57	$11.67	$11.19	$11.55	$11.03	$10.48	$9.88
Number of accumulation units outstanding at end of period	9,719	9,655	2,017	2,018	3,854	5,293	7,920	8,866	6,708	5,716
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$29.10	$23.35	$21.78	$20.92	$19.37	$14.64	$12.28	$13.06	$11.77	$8.85
Value at end of period	$27.92	$29.10	$23.35	$21.78	$20.92	$19.37	$14.64	$12.28	$13.06	$11.77
Number of accumulation units outstanding at end of period	95,673	93,756	94,033	105,915	128,301	140,070	154,558	178,664	205,347	247,547
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$25.53	$21.50	$19.19	$19.45	$17.70	$13.58	$12.21	$11.55	$10.31	$8.76
Value at end of period	$24.48	$25.53	$21.50	$19.19	$19.45	$17.70	$13.58	$12.21	$11.55	$10.31
Number of accumulation units outstanding at end of period	21,949	21,108	24,582	23,905	32,469	32,927	39,239	43,088	49,817	60,162
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2010)
Value at beginning of period	$23.14	$20.99	$17.11	$19.31	$17.80	$12.46	$10.83	$11.72	$10.67
Value at end of period	$18.62	$23.14	$20.99	$17.11	$19.31	$17.80	$12.46	$10.83	$11.72
Number of accumulation units outstanding at end of period	1,707	2,197	1,336	2,327	4,175	3,221	25	0	2,446
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2010)
Value at beginning of period	$23.43	$20.45	$17.90	$18.88	$17.22	$12.04	$10.12	$11.55	$9.77
Value at end of period	$19.99	$23.43	$20.45	$17.90	$18.88	$17.22	$12.04	$10.12	$11.55
Number of accumulation units outstanding at end of period	1,220	4,306	4,399	6,517	2,000	4,191	711	694	3,186
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.57	$9.71	$10.87	$11.43	$11.68	$9.44	$7.61	$8.31	$7.93	$5.74
Value at end of period	$11.08	$12.57	$9.71	$10.87	$11.43	$11.68	$9.44	$7.61	$8.31	$7.93
Number of accumulation units outstanding at end of period	1,134	2,639	2,228	1,702	2,874	2,407	8,520	2,106	1,648	3,878
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during August 2015)
Value at beginning of period	$12.04	$10.42	$9.14	$9.58
Value at end of period	$11.33	$12.04	$10.42	$9.14
Number of accumulation units outstanding at end of period	3,256	8,006	9,996	8
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$11.53	$9.35	$10.06	$10.52
Value at end of period	$12.31	$11.53	$9.35	$10.06
Number of accumulation units outstanding at end of period	3,046	3,053	2,466	11,194
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$27.63	$24.95	$23.40	$24.20	$22.34	$19.15	$17.53	$16.96	$15.30	$12.35
Value at end of period	$26.58	$27.63	$24.95	$23.40	$24.20	$22.34	$19.15	$17.53	$16.96	$15.30
Number of accumulation units outstanding at end of period	6,995	10,270	10,912	10,186	15,877	12,258	12,949	11,338	10,334	11,115

CFI 223

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.29	$15.38	$14.73	$14.20	$11.03	$10.82	$10.87
Value at end of period	$15.42	$16.29	$15.38	$14.73	$14.20	$11.03	$10.82
Number of accumulation units outstanding at end of period	5,407	7,358	8,882	7,696	9,212	4,849	3,735
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.25
Number of accumulation units outstanding at end of period	3,445
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$18.43	$16.45	$14.60	$15.58	$14.07	$10.53	$9.15	$9.67	$7.95	$6.08
Value at end of period	$15.77	$18.43	$16.45	$14.60	$15.58	$14.07	$10.53	$9.15	$9.67	$7.95
Number of accumulation units outstanding at end of period	1,316	3,279	2,919	2,579	3,673	2,636	2,619	2,066	2,335	2,486
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$60.50	$50.21	$47.02	$47.25	$42.70	$32.90	$28.59	$29.67	$25.60	$19.08
Value at end of period	$55.99	$60.50	$50.21	$47.02	$47.25	$42.70	$32.90	$28.59	$29.67	$25.60
Number of accumulation units outstanding at end of period	138,791	153,331	160,476	172,721	205,393	231,975	262,014	274,820	315,602	372,022
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$37.65	$33.74	$28.92	$30.46	$28.34	$22.37	$19.29	$19.33	$16.98	$13.19
Value at end of period	$34.13	$37.65	$33.74	$28.92	$30.46	$28.34	$22.37	$19.29	$19.33	$16.98
Number of accumulation units outstanding at end of period	35,565	40,808	42,143	47,808	72,001	79,967	90,368	98,463	120,131	140,149
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$41.64	$31.17	$31.28	$29.52	$26.83	$19.91	$17.56	$17.73	$14.44	$11.39
Value at end of period	$41.09	$41.64	$31.17	$31.28	$29.52	$26.83	$19.91	$17.56	$17.73	$14.44
Number of accumulation units outstanding at end of period	49,179	57,190	56,077	57,488	63,004	64,694	76,374	89,325	92,734	107,057
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.34	$19.67	$20.96	$20.46	$22.52	$17.46	$14.63	$17.87	$15.98	$12.77
Value at end of period	$21.34	$25.34	$19.67	$20.96	$20.46	$22.52	$17.46	$14.63	$17.87	$15.98
Number of accumulation units outstanding at end of period	8,785	8,240	8,408	7,790	6,490	7,074	7,468	8,821	11,352	14,863
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$36.47	$33.34	$25.91	$28.30	$28.46	$21.13	$18.06	$18.98	$14.97	$11.73
Value at end of period	$31.41	$36.47	$33.34	$25.91	$28.30	$28.46	$21.13	$18.06	$18.98	$14.97
Number of accumulation units outstanding at end of period	12,097	12,431	13,828	14,266	21,152	27,098	28,292	28,377	34,898	38,808
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.69	$19.07	$17.23	$18.22	$17.63	$13.81	$12.65	$13.65	$12.27	$11.74
Value at end of period	$18.88	$21.69	$19.07	$17.23	$18.22	$17.63	$13.81	$12.65	$13.65	$12.27
Number of accumulation units outstanding at end of period	119	125	47	25	25	390	50	50	2,008	40
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$70.54	$56.03	$55.42	$53.39	$49.80	$35.95	$37.16
Value at end of period	$67.20	$70.54	$56.03	$55.42	$53.39	$49.80	$35.95
Number of accumulation units outstanding at end of period	2,248	2,675	2,234	2,505	2,385	4,139	4,068
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$17.56	$15.69	$14.39	$15.45	$14.45	$11.31	$10.05	$10.17	$9.39	$7.40
Value at end of period	$15.72	$17.56	$15.69	$14.39	$15.45	$14.45	$11.31	$10.05	$10.17	$9.39
Number of accumulation units outstanding at end of period	20,605	20,841	21,064	19,820	20,588	21,051	26,602	27,418	30,365	37,091

CFI 224

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$55.62	$47.50	$45.94	$46.18	$43.05	$36.24	$32.27	$32.12	$29.97	$24.09
Value at end of period	$55.35	$55.62	$47.50	$45.94	$46.18	$43.05	$36.24	$32.27	$32.12	$29.97
Number of accumulation units outstanding at end of period	99	96	90	84	79	72	64	58	50	42
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$50.58	$40.15	$36.15	$35.15	$31.60	$24.15	$20.82	$21.37	$17.18	$12.00
Value at end of period	$49.79	$50.58	$40.15	$36.15	$35.15	$31.60	$24.15	$20.82	$21.37	$17.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$28.19	$27.52	$27.17	$27.42	$26.43	$26.78	$25.00	$23.69	$22.20	$19.83
Value at end of period	$27.59	$28.19	$27.52	$27.17	$27.42	$26.43	$26.78	$25.00	$23.69	$22.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	11	11	11
JANUS HENDERSON GLOBAL RESEARCH PORTOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$32.06	$25.53	$25.30	$26.19	$24.66	$19.43	$16.36	$19.19	$16.76	$12.31
Value at end of period	$29.52	$32.06	$25.53	$25.30	$26.19	$24.66	$19.43	$16.36	$19.19	$16.76
Number of accumulation units outstanding at end of period	166	161	150	138	130	119	103	91	78	63
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during April 2018)
Value at beginning of period	$11.64
Value at end of period	$9.96
Number of accumulation units outstanding at end of period	54
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$22.42	$20.66	$16.57	$17.38	$16.73	$12.49	$10.88	$11.21	$9.09	$7.16
Value at end of period	$18.45	$22.42	$20.66	$16.57	$17.38	$16.73	$12.49	$10.88	$11.21	$9.09
Number of accumulation units outstanding at end of period	1,014	2,762	2,762	2,762	3,247	4,802	4,468	4,895	4,346	4,679
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$24.42	$23.12	$20.09	$21.12	$19.16	$14.87	$13.13	$13.84	$11.16	$8.92
Value at end of period	$20.51	$24.42	$23.12	$20.09	$21.12	$19.16	$14.87	$13.13	$13.84	$11.16
Number of accumulation units outstanding at end of period	14,808	15,465	15,650	18,936	20,181	30,453	33,973	32,890	36,984	47,914
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during June 2016)
Value at beginning of period	$10.22	$10.08	$10.00
Value at end of period	$10.22	$10.22	$10.08
Number of accumulation units outstanding at end of period	1,857	1,543	352
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during September 2013)
Value at beginning of period	$10.35	$10.16	$10.04	$10.16	$9.72	$9.59
Value at end of period	$10.23	$10.35	$10.16	$10.04	$10.16	$9.72
Number of accumulation units outstanding at end of period	10,183	9,262	5,484	3,341	2,039	26
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$20.88	$17.84	$16.42	$16.71	$15.32	$11.24	$10.26	$10.70	$8.83	$6.86
Value at end of period	$19.41	$20.88	$17.84	$16.42	$16.71	$15.32	$11.24	$10.26	$10.70	$8.83
Number of accumulation units outstanding at end of period	2,142	2,023	2,462	2,221	5,341	5,833	4,854	4,487	3,783	3,637
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$89.34	$67.06	$63.46	$74.70	$79.37	$74.10	$62.03	$76.61	$61.03	$33.97
Value at end of period	$77.59	$89.34	$67.06	$63.46	$74.70	$79.37	$74.10	$62.03	$76.61	$61.03
Number of accumulation units outstanding at end of period	18,234	20,636	21,881	24,502	26,919	29,805	33,298	33,151	37,535	42,528

CFI 225

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$44.73	$33.11	$33.46	$32.56	$32.20	$25.59	$21.34	$23.54	$20.54	$14.86
Value at end of period	$38.39	$44.73	$33.11	$33.46	$32.56	$32.20	$25.59	$21.34	$23.54	$20.54
Number of accumulation units outstanding at end of period	52	52	52	52	52	52	52	349	359	373
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$28.22	$25.01	$21.43	$23.04	$20.82	$14.93	$12.80	$13.24	$10.86	$8.00
Value at end of period	$25.02	$28.22	$25.01	$21.43	$23.04	$20.82	$14.93	$12.80	$13.24	$10.86
Number of accumulation units outstanding at end of period	2,015	2,697	1,611	2,087	2,301	3,429	2,399	3,618	3,692	3,606
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$17.94	$16.04	$15.33	$15.59	$14.60	$12.70	$11.54	$11.89	$10.75	$8.96
Value at end of period	$17.01	$17.94	$16.04	$15.33	$15.59	$14.60	$12.70	$11.54	$11.89	$10.75
Number of accumulation units outstanding at end of period	17,713	18,634	16,100	20,290	24,850	27,678	27,189	28,289	33,814	36,075
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.16	$14.79	$14.23	$14.79	$14.51	$16.17	$15.04	$13.63	$12.75	$10.90
Value at end of period	$14.66	$15.16	$14.79	$14.23	$14.79	$14.51	$16.17	$15.04	$13.63	$12.75
Number of accumulation units outstanding at end of period	12,956	15,300	15,969	27,094	46,379	55,660	71,972	60,243	59,036	46,515
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$19.79	$18.66	$16.53	$17.40	$17.59	$15.88	$13.84	$14.24	$12.20	$7.69
Value at end of period	$18.91	$19.79	$18.66	$16.53	$17.40	$17.59	$15.88	$13.84	$14.24	$12.20
Number of accumulation units outstanding at end of period	5,042	5,207	4,350	5,350	10,615	9,883	10,629	11,298	14,218	17,456
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during November 2015)
Value at beginning of period	$10.11	$9.93	$9.92	$9.93
Value at end of period	$10.05	$10.11	$9.93	$9.92
Number of accumulation units outstanding at end of period	4,441	4,029	4,019	20
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.21	$20.96	$19.96	$21.09	$21.00	$20.78	$18.16	$18.81	$16.89	$14.37
Value at end of period	$21.23	$21.21	$20.96	$19.96	$21.09	$21.00	$20.78	$18.16	$18.81	$16.89
Number of accumulation units outstanding at end of period	36,745	38,657	39,037	42,109	65,422	66,852	68,596	67,553	71,487	89,902
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during April 2018)
Value at beginning of period	$12.63
Value at end of period	$10.19
Number of accumulation units outstanding at end of period	527
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$3.75	$3.46	$2.40	$3.30	$3.65	$7.60	$8.74	$10.92
Value at end of period	$3.25	$3.75	$3.46	$2.40	$3.30	$3.65	$7.60	$8.74
Number of accumulation units outstanding at end of period	10,836	15,897	12,875	18,063	16,628	6,316	5,006	1,517
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$30.90	$27.24	$25.56	$26.35	$25.09	$21.75	$19.36	$19.84	$17.59	$14.92
Value at end of period	$28.46	$30.90	$27.24	$25.56	$26.35	$25.09	$21.75	$19.36	$19.84	$17.59
Number of accumulation units outstanding at end of period	97,417	105,040	122,545	135,116	154,393	169,655	196,779	198,845	219,984	268,446
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2015)
Value at beginning of period	$12.55	$10.63	$9.62	$10.01
Value at end of period	$11.56	$12.55	$10.63	$9.62
Number of accumulation units outstanding at end of period	6,559	4,968	4,392	632

CFI 226

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.88	$13.73	$13.06	$13.81	$13.91	$14.66	$13.74	$13.40	$11.70	$9.74
Value at end of period	$14.42	$14.88	$13.73	$13.06	$13.81	$13.91	$14.66	$13.74	$13.40	$11.70
Number of accumulation units outstanding at end of period	17,940	19,592	21,310	22,828	26,545	28,242	35,970	36,903	49,326	47,965
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.97	$9.79	$9.34	$10.01
Value at end of period	$10.79	$11.97	$9.79	$9.34
Number of accumulation units outstanding at end of period	65,850	73,907	75,921	94,031
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2015)
Value at beginning of period	$11.64	$10.24	$9.70	$10.52
Value at end of period	$10.68	$11.64	$10.24	$9.70
Number of accumulation units outstanding at end of period	543	141	132	11
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during September 2016)
Value at beginning of period	$11.26	$11.22	$11.39
Value at end of period	$11.22	$11.26	$11.22
Number of accumulation units outstanding at end of period	161	151	32
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.78	$12.85	$12.97	$13.12	$13.27	$13.42	$13.57	$13.72	$13.85	$13.96
Value at end of period	$12.83	$12.78	$12.85	$12.97	$13.12	$13.27	$13.42	$13.57	$13.72	$13.85
Number of accumulation units outstanding at end of period	123,818	114,515	109,340	120,305	96,843	100,988	105,952	128,666	125,613	169,795
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$31.29	$26.30	$24.24	$24.87	$22.72	$17.59	$15.37	$15.59	$13.82	$10.73
Value at end of period	$29.55	$31.29	$26.30	$24.24	$24.87	$22.72	$17.59	$15.37	$15.59	$13.82
Number of accumulation units outstanding at end of period	246,003	289,296	320,154	343,657	382,886	425,042	454,739	499,693	539,591	603,771
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.54	$19.57	$17.27	$17.83	$17.83	$17.08	$15.15	$14.67	$12.99	$8.80
Value at end of period	$19.66	$20.54	$19.57	$17.27	$17.83	$17.83	$17.08	$15.15	$14.67	$12.99
Number of accumulation units outstanding at end of period	3,545	4,107	3,964	3,694	4,586	8,821	9,506	8,502	7,145	4,559
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$43.18	$35.04	$32.14	$32.24	$28.65	$21.80	$19.27	$19.51	$17.32	$14.22
Value at end of period	$39.77	$43.18	$35.04	$32.14	$32.24	$28.65	$21.80	$19.27	$19.51	$17.32
Number of accumulation units outstanding at end of period	80,102	93,928	97,140	101,286	117,304	127,320	143,894	150,031	159,467	195,772
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$47.38	$42.20	$36.13	$37.21	$34.36	$25.83	$22.20	$22.72	$18.85	$14.48
Value at end of period	$40.12	$47.38	$42.20	$36.13	$37.21	$34.36	$25.83	$22.20	$22.72	$18.85
Number of accumulation units outstanding at end of period	41,080	52,009	56,452	61,851	72,725	80,268	91,276	96,922	108,249	132,715
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.90	$31.20	$24.79	$25.91	$24.85	$17.62	$15.86	$16.16	$13.31	$10.78
Value at end of period	$29.36	$33.90	$31.20	$24.79	$25.91	$24.85	$17.62	$15.86	$16.16	$13.31
Number of accumulation units outstanding at end of period	22,673	28,254	29,279	33,713	36,842	43,182	46,081	51,154	58,585	81,074
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.33	$23.43	$22.71	$22.84	$21.66	$21.94	$20.28	$19.08	$17.57	$15.93
Value at end of period	$23.92	$24.33	$23.43	$22.71	$22.84	$21.66	$21.94	$20.28	$19.08	$17.57
Number of accumulation units outstanding at end of period	71,117	78,843	73,198	74,871	66,216	74,832	84,220	95,720	121,805	146,012

CFI 227

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$10.94	$8.87	$8.89	$9.08	$9.76	$8.13	$6.93	$7.98	$7.48	$5.92
Value at end of period	$9.33	$10.94	$8.87	$8.89	$9.08	$9.76	$8.13	$6.93	$7.98	$7.48
Number of accumulation units outstanding at end of period	22,402	23,852	23,379	27,551	33,954	33,557	31,983	34,769	37,050	50,082
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.26	$18.91	$18.40	$17.50	$15.58	$12.03	$10.31	$10.31
Value at end of period	$23.62	$24.26	$18.91	$18.40	$17.50	$15.58	$12.03	$10.31
Number of accumulation units outstanding at end of period	76,180	80,809	88,653	102,987	115,973	56,001	71,806	69,383
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.16	$14.40	$12.79	$13.54	$12.44	$9.62	$8.48	$8.29	$7.02	$6.31
Value at end of period	$14.73	$16.16	$14.40	$12.79	$13.54	$12.44	$9.62	$8.48	$8.29	$7.02
Number of accumulation units outstanding at end of period	122,402	126,078	128,594	145,577	161,541	135,644	117,329	133,935	137,361	178,785
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$33.64	$27.20	$25.65	$25.82	$23.99	$18.39	$16.29	$16.56	$12.85	$9.19
Value at end of period	$30.77	$33.64	$27.20	$25.65	$25.82	$23.99	$18.39	$16.29	$16.56	$12.85
Number of accumulation units outstanding at end of period	21,339	24,643	17,315	16,101	16,123	17,142	11,039	10,829	6,689	7,884
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during February 2018)
Value at beginning of period	$14.11
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	1,885
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$34.60	$26.67	$25.31	$23.80	$21.28	$16.31	$14.41	$13.99	$12.54	$10.70
Value at end of period	$33.88	$34.60	$26.67	$25.31	$23.80	$21.28	$16.31	$14.41	$13.99	$12.54
Number of accumulation units outstanding at end of period	5,516	3,027	1,918	2,050	1,126	791	1,702	1,267	96	66
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.36	$16.80	$15.32	$15.18	$13.60	$10.42	$9.12	$8.99	$8.11	$6.63
Value at end of period	$19.43	$20.36	$16.80	$15.32	$15.18	$13.60	$10.42	$9.12	$8.99	$8.11
Number of accumulation units outstanding at end of period	19,597	22,888	24,417	25,174	20,663	11,912	12,216	14,574	9,491	8,501
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.92	$23.16	$20.32	$21.36	$19.25	$14.82	$12.93	$13.00	$11.84	$10.05
Value at end of period	$23.87	$25.92	$23.16	$20.32	$21.36	$19.25	$14.82	$12.93	$13.00	$11.84
Number of accumulation units outstanding at end of period	4,611	4,114	3,591	4,712	3,538	3,102	2,994	3,843	2,965	1,726
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$32.85	$26.72	$25.31	$25.80	$23.49	$17.62	$15.43	$15.96	$12.83	$11.40
Value at end of period	$30.73	$32.85	$26.72	$25.31	$25.80	$23.49	$17.62	$15.43	$15.96	$12.83
Number of accumulation units outstanding at end of period	5,448	5,112	5,114	5,383	5,358	5,915	5,821	6,393	8,606	5,761
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.15	$18.13	$16.17	$16.84	$15.11	$11.39	$9.84	$10.15	$8.20	$5.92
Value at end of period	$18.96	$21.15	$18.13	$16.17	$16.84	$15.11	$11.39	$9.84	$10.15	$8.20
Number of accumulation units outstanding at end of period	21,380	28,967	27,109	27,444	14,969	8,906	5,536	5,342	3,039	5,275
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.51	$19.05	$15.91	$16.86	$16.25	$11.85	$10.33	$10.87	$8.70	$6.95
Value at end of period	$18.87	$21.51	$19.05	$15.91	$16.86	$16.25	$11.85	$10.33	$10.87	$8.70
Number of accumulation units outstanding at end of period	4,120	7,044	7,973	8,727	5,633	3,982	2,358	1,150	529	574

CFI 228

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.42	$19.10	$17.04	$17.39	$16.66	$12.12	$10.64	$10.67	$8.16	$6.30
Value at end of period	$18.64	$22.42	$19.10	$17.04	$17.39	$16.66	$12.12	$10.64	$10.67	$8.16
Number of accumulation units outstanding at end of period	10,927	14,792	13,773	14,194	11,729	13,161	14,332	12,436	10,166	9,166
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$64.68	$58.79	$47.77	$48.71	$46.25	$33.96	$30.00	$31.12	$25.31	$20.07
Value at end of period	$53.81	$64.68	$58.79	$47.77	$48.71	$46.25	$33.96	$30.00	$31.12	$25.31
Number of accumulation units outstanding at end of period	20,180	25,857	28,935	31,925	33,044	35,704	38,603	45,379	44,898	50,706
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$17.46	$15.32	$14.63	$14.82	$14.20	$12.34	$11.01	$11.49	$10.22	$8.22
Value at end of period	$16.27	$17.46	$15.32	$14.63	$14.82	$14.20	$12.34	$11.01	$11.49	$10.22
Number of accumulation units outstanding at end of period	58,187	56,073	56,298	46,601	45,440	47,337	54,189	57,495	64,088	100,241
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$18.93	$16.03	$15.27	$15.52	$14.85	$12.48	$10.97	$11.64	$10.28	$8.10
Value at end of period	$17.15	$18.93	$16.03	$15.27	$15.52	$14.85	$12.48	$10.97	$11.64	$10.28
Number of accumulation units outstanding at end of period	37,582	37,089	39,237	42,756	54,985	55,103	61,812	65,899	65,999	81,376
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$19.72	$16.45	$15.64	$15.97	$15.23	$12.48	$10.93	$11.66	$10.24	$7.98
Value at end of period	$17.50	$19.72	$16.45	$15.64	$15.97	$15.23	$12.48	$10.93	$11.66	$10.24
Number of accumulation units outstanding at end of period	26,573	29,481	30,756	29,786	30,011	31,884	36,531	31,149	38,066	36,848
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.65	$16.33	$15.52	$15.84	$15.08	$12.35	$10.81	$11.72
Value at end of period	$17.37	$19.65	$16.33	$15.52	$15.84	$15.08	$12.35	$10.81
Number of accumulation units outstanding at end of period	4,638	13,917	12,632	7,268	8,819	8,037	863	231
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$14.48	$12.77	$12.15	$12.34	$11.74	$10.27	$9.98
Value at end of period	$13.36	$14.48	$12.77	$12.15	$12.34	$11.74	$10.27
Number of accumulation units outstanding at end of period	918	435	21	216	295	295	61
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.47	$14.32	$13.86	$14.01	$13.40	$12.67	$11.68	$11.77	$10.87	$9.38
Value at end of period	$14.83	$15.47	$14.32	$13.86	$14.01	$13.40	$12.67	$11.68	$11.77	$10.87
Number of accumulation units outstanding at end of period	17,622	22,366	26,561	23,985	887	219	20	5	65	3,196
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.79	$12.65	$12.08	$12.27	$11.76	$10.86	$9.81	$9.99	$9.09	$7.46
Value at end of period	$13.05	$13.79	$12.65	$12.08	$12.27	$11.76	$10.86	$9.81	$9.99	$9.09
Number of accumulation units outstanding at end of period	4,306	1,338	604	705	4,542	5,220	486	219	175	126
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$25.57	$23.40	$22.40	$22.70	$21.54	$19.44	$17.51	$17.40	$15.84	$13.60
Value at end of period	$24.26	$25.57	$23.40	$22.40	$22.70	$21.54	$19.44	$17.51	$17.40	$15.84
Number of accumulation units outstanding at end of period	12,068	10,516	10,403	12,797	14,122	21,406	21,690	20,625	22,240	26,909
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$28.16	$24.17	$22.86	$23.40	$22.21	$18.36	$16.15	$16.83	$15.06	$12.16
Value at end of period	$25.52	$28.16	$24.17	$22.86	$23.40	$22.21	$18.36	$16.15	$16.83	$15.06
Number of accumulation units outstanding at end of period	35,556	38,420	38,386	39,710	38,786	43,378	46,658	48,132	53,867	68,921

CFI 229

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$26.53	$23.44	$22.23	$22.62	$21.45	$18.61	$16.57	$16.86	$15.22	$12.64
Value at end of period	$24.64	$26.53	$23.44	$22.23	$22.62	$21.45	$18.61	$16.57	$16.86	$15.22
Number of accumulation units outstanding at end of period	31,734	30,071	31,555	31,748	31,918	34,271	40,863	45,610	59,500	78,726
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.54	$12.29	$12.15	$12.26	$11.73	$12.18	$11.86	$11.19	$10.67	$10.19
Value at end of period	$12.36	$12.54	$12.29	$12.15	$12.26	$11.73	$12.18	$11.86	$11.19	$10.67
Number of accumulation units outstanding at end of period	4,369	6,168	4,370	10,202	9,635	9,873	9,868	13,009	10,490	3,048
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$26.47	$22.04	$19.97	$19.98	$19.37
Value at end of period	$24.96	$26.47	$22.04	$19.97	$19.98
Number of accumulation units outstanding at end of period	6,804	9,005	8,700	4,351	2,678
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$37.09	$33.77	$27.53	$28.34	$25.49	$19.63	$17.07	$17.83	$14.78	$11.02
Value at end of period	$31.41	$37.09	$33.77	$27.53	$28.34	$25.49	$19.63	$17.07	$17.83	$14.78
Number of accumulation units outstanding at end of period	2,526	3,244	3,307	2,612	3,277	4,012	4,240	4,083	5,326	6,075
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$37.45	$29.55	$28.37	$30.22	$29.30	$21.35	$18.05	$17.86	$14.28	$10.68
Value at end of period	$36.32	$37.45	$29.55	$28.37	$30.22	$29.30	$21.35	$18.05	$17.86	$14.28
Number of accumulation units outstanding at end of period	11,701	15,448	15,776	17,597	28,354	30,410	32,483	33,084	38,797	43,569
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.69	$13.41	$13.45	$13.80	$12.24	$11.91	$9.56	$10.19	$8.86	$6.70
Value at end of period	$13.28	$14.69	$13.41	$13.45	$13.80	$12.24	$11.91	$9.56	$10.19	$8.86
Number of accumulation units outstanding at end of period	20,888	24,247	26,424	27,479	29,076	29,207	35,252	37,422	51,877	59,191
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.05	$17.36	$16.85	$16.56	$12.89	$12.78	$11.19	$10.34	$8.17	$6.08
Value at end of period	$16.48	$18.05	$17.36	$16.85	$16.56	$12.89	$12.78	$11.19	$10.34	$8.17
Number of accumulation units outstanding at end of period	12,570	18,588	18,555	24,210	27,853	17,160	20,139	17,146	22,553	22,483
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$37.29	$31.02	$28.95	$28.43	$25.50	$19.14	$17.25	$18.30	$16.52	$12.70
Value at end of period	$33.54	$37.29	$31.02	$28.95	$28.43	$25.50	$19.14	$17.25	$18.30	$16.52
Number of accumulation units outstanding at end of period	1,117	2,827	2,596	1,172	1,183	1,291	2,574	2,026	2,547	4,110
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.34	$18.55	$15.17	$15.81	$15.33	$11.08	$9.81	$10.20	$8.24	$6.68
Value at end of period	$16.54	$20.34	$18.55	$15.17	$15.81	$15.33	$11.08	$9.81	$10.20	$8.24
Number of accumulation units outstanding at end of period	778	3,591	2,760	3,488	5,031	6,320	5,698	7,856	6,845	7,738
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.02	$22.36	$19.20	$20.66	$19.15	$14.35	$12.23	$12.64	$11.10	$8.74
Value at end of period	$22.53	$26.02	$22.36	$19.20	$20.66	$19.15	$14.35	$12.23	$12.64	$11.10
Number of accumulation units outstanding at end of period	4,907	5,184	5,193	8,562	15,378	17,445	13,728	17,880	19,494	25,134
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.60	$20.61	$18.09	$18.68	$17.35	$14.04	$12.59	$12.88	$11.60	$9.56
Value at end of period	$20.23	$22.60	$20.61	$18.09	$18.68	$17.35	$14.04	$12.59	$12.88	$11.60
Number of accumulation units outstanding at end of period	73,714	80,189	81,709	82,742	94,289	90,749	127,399	106,340	121,148	146,129
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.71	$21.06	$17.76	$18.51	$17.01	$12.85	$11.35	$11.73	$10.55	$8.61
Value at end of period	$20.26	$23.71	$21.06	$17.76	$18.51	$17.01	$12.85	$11.35	$11.73	$10.55
Number of accumulation units outstanding at end of period	20,913	13,058	10,817	12,872	13,222	13,559	15,545	18,508	18,517	19,659

CFI 230

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.83	$19.69	$17.63	$21.18	$21.23	$22.78	$19.35	$23.95	$20.14	$11.88
Value at end of period	$22.90	$27.83	$19.69	$17.63	$21.18	$21.23	$22.78	$19.35	$23.95	$20.14
Number of accumulation units outstanding at end of period	9,300	17,431	15,440	14,433	13,740	9,542	12,463	12,805	15,884	19,215
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$37.89	$33.70	$29.72	$31.01	$27.28	$20.98	$17.68	$17.56	$14.45	$11.63
Value at end of period	$32.89	$37.89	$33.70	$29.72	$31.01	$27.28	$20.98	$17.68	$17.56	$14.45
Number of accumulation units outstanding at end of period	3,439	3,896	3,669	5,229	7,203	6,952	5,259	8,575	9,169	10,445
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.45	$26.65	$22.17	$23.29	$21.74	$15.83	$13.49	$13.83	$11.04	$8.77
Value at end of period	$26.93	$30.45	$26.65	$22.17	$23.29	$21.74	$15.83	$13.49	$13.83	$11.04
Number of accumulation units outstanding at end of period	1,819	4,791	4,533	4,286	6,156	4,226	3,704	3,436	3,032	2,739
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$26.62	$19.73	$19.91	$19.34	$19.12	$15.22	$12.65	$13.93	$12.14	$8.80
Value at end of period	$22.84	$26.62	$19.73	$19.91	$19.34	$19.12	$15.22	$12.65	$13.93	$12.14
Number of accumulation units outstanding at end of period	140,357	161,100	172,851	186,090	216,109	215,983	253,995	257,763	300,492	348,809
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$21.15	$19.93	$17.64	$18.71	$18.86	$16.98	$14.78	$15.06	$12.80	$7.75
Value at end of period	$20.35	$21.15	$19.93	$17.64	$18.71	$18.86	$16.98	$14.78	$15.06	$12.80
Number of accumulation units outstanding at end of period	3,085	4,821	5,240	3,779	6,510	4,662	5,804	1,694	1,227	2,331
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$26.54	$23.32	$21.83	$20.99	$18.93	$15.67	$13.85	$13.61	$12.08	$9.17
Value at end of period	$26.37	$26.54	$23.32	$21.83	$20.99	$18.93	$15.67	$13.85	$13.61	$12.08
Number of accumulation units outstanding at end of period	89,402	93,736	93,326	103,569	141,731	156,090	158,166	150,227	154,831	142,638
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$30.52	$24.73	$23.29	$23.10	$20.89	$15.63	$13.62	$14.31	$11.26	$7.78
Value at end of period	$29.19	$30.52	$24.73	$23.29	$23.10	$20.89	$15.63	$13.62	$14.31	$11.26
Number of accumulation units outstanding at end of period	71,130	77,992	84,448	92,505	119,142	122,394	142,654	140,452	153,317	176,871
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$31.04	$27.01	$23.00	$24.99	$23.53	$18.35	$15.83	$16.16	$14.22	$11.51
Value at end of period	$27.82	$31.04	$27.01	$23.00	$24.99	$23.53	$18.35	$15.83	$16.16	$14.22
Number of accumulation units outstanding at end of period	18,132	20,033	18,968	21,034	23,396	21,904	20,758	22,183	27,945	35,342
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$55.81	$42.26	$42.11	$38.44	$35.78	$25.99	$22.11	$22.61	$19.57	$13.85
Value at end of period	$54.57	$55.81	$42.26	$42.11	$38.44	$35.78	$25.99	$22.11	$22.61	$19.57
Number of accumulation units outstanding at end of period	33,466	33,984	34,029	35,776	45,585	47,876	59,756	57,193	65,975	73,187
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.46	$15.39	$15.28	$15.60	$15.96	$14.12	$12.03	$13.88	$12.34	$9.07
Value at end of period	$16.52	$19.46	$15.39	$15.28	$15.60	$15.96	$14.12	$12.03	$13.88	$12.34
Number of accumulation units outstanding at end of period	2,698	3,255	3,206	3,785	3,806	4,228	4,608	7,376	7,419	8,716
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.55	$9.55	$9.49	$9.93	$10.75	$9.04	$7.69	$8.84	$8.22	$6.29
Value at end of period	$9.71	$11.55	$9.55	$9.49	$9.93	$10.75	$9.04	$7.69	$8.84	$8.22
Number of accumulation units outstanding at end of period	30,418	33,945	37,016	41,248	44,487	53,693	58,373	36,943	46,788	57,156
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.17	$12.98	$11.84	$12.96	$13.48	$10.44	$8.67	$9.31	$8.74	$6.68
Value at end of period	$12.85	$15.17	$12.98	$11.84	$12.96	$13.48	$10.44	$8.67	$9.31	$8.74
Number of accumulation units outstanding at end of period	831	639	581	815	1,756	1,201	1,251	1,150	602	686

CFI 231

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
WANGER INTERNATIONAL
Value at beginning of period	$15.15	$11.53	$11.83	$11.96	$12.65	$10.46	$8.70	$10.31	$8.35	$5.64
Value at end of period	$12.33	$15.15	$11.53	$11.83	$11.96	$12.65	$10.46	$8.70	$10.31	$8.35
Number of accumulation units outstanding at end of period	8,154	8,302	8,738	8,909	26,038	26,026	26,469	25,330	18,723	11,102
WANGER SELECT
Value at beginning of period	$29.69	$23.71	$21.16	$21.35	$20.94	$15.74	$13.44	$16.51	$13.20	$8.03
Value at end of period	$25.71	$29.69	$23.71	$21.16	$21.35	$20.94	$15.74	$13.44	$16.51	$13.20
Number of accumulation units outstanding at end of period	8,835	9,618	9,852	13,834	20,798	21,640	26,435	30,529	39,157	36,490
WANGER USA
Value at beginning of period	$29.28	$24.77	$22.03	$22.43	$21.65	$16.37	$13.80	$14.47	$11.86	$8.44
Value at end of period	$28.52	$29.28	$24.77	$22.03	$22.43	$21.65	$16.37	$13.80	$14.47	$11.86
Number of accumulation units outstanding at end of period	7,818	5,703	5,964	5,599	6,329	10,367	9,829	11,033	9,952	10,952
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during August 2018)
Value at beginning of period	$16.33
Value at end of period	$13.06
Number of accumulation units outstanding at end of period	967
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$47.36	$43.14	$33.86	$35.88	$33.81	$24.77	$22.09	$22.83	$18.84	$14.68
Value at end of period	$40.39	$47.36	$43.14	$33.86	$35.88	$33.81	$24.77	$22.09	$22.83	$18.84
Number of accumulation units outstanding at end of period	18,518	19,874	20,904	29,857	31,542	33,256	32,602	33,566	42,598	39,610

TABLE 27
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during June 2011)
Value at beginning of period	$26.41	$20.97	$20.81	$20.55	$19.85	$14.91	$13.14	$13.48
Value at end of period	$25.66	$26.41	$20.97	$20.81	$20.55	$19.85	$14.91	$13.14
Number of accumulation units outstanding at end of period	918	910	976	1,039	1,684	273	184	14
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$21.33	$16.74	$15.74	$16.00	$14.20	$11.70	$10.65	$10.98	$9.59	$8.46
Value at end of period	$21.59	$21.33	$16.74	$15.74	$16.00	$14.20	$11.70	$10.65	$10.98	$9.59
Number of accumulation units outstanding at end of period	2,373	2,165	3,856	3,116	2,815	985	8,074	7,014	10,857	3,738
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$20.59	$17.12	$15.85	$16.51	$15.31	$11.95	$11.03	$10.95	$9.87	$8.94
Value at end of period	$19.28	$20.59	$17.12	$15.85	$16.51	$15.31	$11.95	$11.03	$10.95	$9.87
Number of accumulation units outstanding at end of period	1,766	1,448	2,524	2,369	4,153	3,841	3,115	1,773	1,127	737

CFI 232

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.18	$11.96	$11.56	$11.95	$11.78	$13.12	$12.45	$11.15	$10.70	$10.28
Value at end of period	$11.73	$12.18	$11.96	$11.56	$11.95	$11.78	$13.12	$12.45	$11.15	$10.70
Number of accumulation units outstanding at end of period	992	1,614	2,690	2,459	6,780	6,138	6,101	1,741	4,274	3,791
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during December 2015)
Value at beginning of period	$11.07	$9.81	$9.29	$9.50
Value at end of period	$10.16	$11.07	$9.81	$9.29
Number of accumulation units outstanding at end of period	1,151	876	200	4,717
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$19.62	$16.10	$14.49	$14.19	$13.19	$10.15	$8.77	$9.05	$8.04	$6.10
Value at end of period	$18.09	$19.62	$16.10	$14.49	$14.19	$13.19	$10.15	$8.77	$9.05	$8.04
Number of accumulation units outstanding at end of period	13,257	13,379	16,921	14,173	12,391	2,518	1,918	213	10,876	10,182
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2009)
Value at beginning of period	$17.81	$14.21	$13.60	$13.41	$13.33	$10.43	$8.65	$10.22	$8.27	$7.80
Value at end of period	$15.89	$17.81	$14.21	$13.60	$13.41	$13.33	$10.43	$8.65	$10.22	$8.27
Number of accumulation units outstanding at end of period	562	591	1,645	1,327	662	0	531	1,858	660	38
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$11.93	$11.70	$11.52	$11.63	$11.16	$11.52	$11.01	$10.46	$9.87	$8.70
Value at end of period	$11.77	$11.93	$11.70	$11.52	$11.63	$11.16	$11.52	$11.01	$10.46	$9.87
Number of accumulation units outstanding at end of period	1,389	1,289	2,327	3,003	2,986	22,868	18,837	14,561	937	1,422
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$28.91	$23.20	$21.65	$20.81	$19.27	$14.58	$12.24	$13.02	$11.73	$8.83
Value at end of period	$27.72	$28.91	$23.20	$21.65	$20.81	$19.27	$14.58	$12.24	$13.02	$11.73
Number of accumulation units outstanding at end of period	19,513	18,442	23,404	22,312	32,217	20,739	30,223	28,207	31,818	33,967
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$25.36	$21.36	$19.07	$19.35	$17.62	$13.52	$12.17	$11.51	$10.28	$8.74
Value at end of period	$24.30	$25.36	$21.36	$19.07	$19.35	$17.62	$13.52	$12.17	$11.51	$10.28
Number of accumulation units outstanding at end of period	7,923	7,181	6,113	7,411	21,359	14,258	26,045	27,001	25,001	23,825
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during February 2011)
Value at beginning of period	$23.05	$20.92	$17.06	$19.27	$17.77	$12.45	$10.82	$12.48
Value at end of period	$18.54	$23.05	$20.92	$17.06	$19.27	$17.77	$12.45	$10.82
Number of accumulation units outstanding at end of period	10	9	4,336	3,080	8,416	4,336	1,930	766
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2012)
Value at beginning of period	$23.34	$20.38	$17.85	$18.84	$17.19	$12.02	$11.18
Value at end of period	$19.91	$23.34	$20.38	$17.85	$18.84	$17.19	$12.02
Number of accumulation units outstanding at end of period	804	709	359	720	460	7	19
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.50	$9.66	$10.82	$11.39	$11.64	$9.41	$7.60	$8.29	$7.92	$5.74
Value at end of period	$11.01	$12.50	$9.66	$10.82	$11.39	$11.64	$9.41	$7.60	$8.29	$7.92
Number of accumulation units outstanding at end of period	677	620	2,348	3,387	5,489	1,254	1,018	3,035	4	285

CFI 233

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during February 2016)
Value at beginning of period	$12.02	$10.41	$8.61
Value at end of period	$11.31	$12.02	$10.41
Number of accumulation units outstanding at end of period	6,270	4,958	2,675
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.52	$9.34	$10.06	$10.92
Value at end of period	$12.28	$11.52	$9.34	$10.06
Number of accumulation units outstanding at end of period	1,457	880	523	1,395
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$27.33	$24.70	$23.17	$23.98	$22.14	$18.99	$17.39	$16.83	$15.20	$12.28
Value at end of period	$26.28	$27.33	$24.70	$23.17	$23.98	$22.14	$18.99	$17.39	$16.83	$15.20
Number of accumulation units outstanding at end of period	8,413	8,521	4,569	5,484	5,362	5,301	9,475	7,707	6,421	5,411
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$16.23	$15.34	$14.70	$14.17	$11.02	$10.82	$9.46	$9.27
Value at end of period	$15.37	$16.23	$15.34	$14.70	$14.17	$11.02	$10.82	$9.46
Number of accumulation units outstanding at end of period	12	0	610	1,842	2,733	4	0	266
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.25
Number of accumulation units outstanding at end of period	4,808
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$18.34	$16.38	$14.55	$15.53	$14.03	$10.51	$9.13	$9.65	$7.95	$6.08
Value at end of period	$15.68	$18.34	$16.38	$14.55	$15.53	$14.03	$10.51	$9.13	$9.65	$7.95
Number of accumulation units outstanding at end of period	1,200	1,199	1,279	1,262	3,335	177	43	7,981	7,153	28
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$59.84	$49.69	$46.56	$46.81	$42.32	$32.63	$28.36	$29.45	$25.43	$18.96
Value at end of period	$55.36	$59.84	$49.69	$46.56	$46.81	$42.32	$32.63	$28.36	$29.45	$25.43
Number of accumulation units outstanding at end of period	13,770	13,982	19,758	19,769	26,143	20,086	45,737	51,767	53,378	80,196
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$37.25	$33.39	$28.63	$30.18	$28.09	$22.19	$19.14	$19.19	$16.86	$13.11
Value at end of period	$33.75	$37.25	$33.39	$28.63	$30.18	$28.09	$22.19	$19.14	$19.19	$16.86
Number of accumulation units outstanding at end of period	9,312	11,377	13,534	10,376	8,769	12,836	16,005	24,054	34,666	49,321
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$41.19	$30.85	$30.97	$29.25	$26.60	$19.74	$17.42	$17.60	$14.34	$11.31
Value at end of period	$40.63	$41.19	$30.85	$30.97	$29.25	$26.60	$19.74	$17.42	$17.60	$14.34
Number of accumulation units outstanding at end of period	12,033	12,383	13,752	8,963	14,607	13,451	22,372	36,160	45,184	65,323
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.07	$19.47	$20.76	$20.27	$22.32	$17.32	$14.52	$17.74	$15.87	$12.69
Value at end of period	$21.10	$25.07	$19.47	$20.76	$20.27	$22.32	$17.32	$14.52	$17.74	$15.87
Number of accumulation units outstanding at end of period	3,365	3,434	3,646	3,214	3,550	3,602	4,810	10,645	11,970	12,748
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$36.18	$33.09	$25.72	$28.11	$28.29	$21.01	$17.96	$18.89	$14.91	$11.68
Value at end of period	$31.14	$36.18	$33.09	$25.72	$28.11	$28.29	$21.01	$17.96	$18.89	$14.91
Number of accumulation units outstanding at end of period	2,763	2,928	3,406	3,386	1,799	2,564	12,258	15,052	19,302	24,341

CFI 234

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$21.60	$19.00	$17.17	$18.16	$17.59	$13.78	$12.64	$13.64	$12.27	$11.17
Value at end of period	$18.79	$21.60	$19.00	$17.17	$18.16	$17.59	$13.78	$12.64	$13.64	$12.27
Number of accumulation units outstanding at end of period	154	148	87	68	44	6	2	0	910	934
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$70.33	$55.90	$55.32	$53.31	$49.76	$35.94	$37.16
Value at end of period	$66.97	$70.33	$55.90	$55.32	$53.31	$49.76	$35.94
Number of accumulation units outstanding at end of period	1,589	1,944	1,844	1,315	1,973	1,848	2,143
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$17.39	$15.55	$14.27	$15.33	$14.35	$11.24	$9.98	$10.11	$9.34	$7.37
Value at end of period	$15.57	$17.39	$15.55	$14.27	$15.33	$14.35	$11.24	$9.98	$10.11	$9.34
Number of accumulation units outstanding at end of period	2,230	2,445	5,587	5,044	6,333	5,952	6,178	26,534	31,273	33,443
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2010)
Value at beginning of period	$55.02	$47.01	$45.49	$45.75	$42.67	$35.94	$32.02	$31.88	$29.11
Value at end of period	$54.73	$55.02	$47.01	$45.49	$45.75	$42.67	$35.94	$32.02	$31.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	35	35	35
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$50.03	$39.74	$35.79	$34.82	$31.32	$23.95	$20.66	$21.21	$17.06	$11.92
Value at end of period	$49.23	$50.03	$39.74	$35.79	$34.82	$31.32	$23.95	$20.66	$21.21	$17.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	677	629	574
JANUS HENDERSON GLOBAL RESEARCH PORTOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$31.72	$25.27	$25.06	$25.95	$24.45	$19.26	$16.24	$19.05	$16.64	$12.23
Value at end of period	$29.18	$31.72	$25.27	$25.06	$25.95	$24.45	$19.26	$16.24	$19.05	$16.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	196	177	158
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during March 2009)
Value at beginning of period	$22.31	$20.57	$16.51	$17.32	$16.69	$12.46	$10.86	$11.20	$9.08	$6.33
Value at end of period	$18.35	$22.31	$20.57	$16.51	$17.32	$16.69	$12.46	$10.86	$11.20	$9.08
Number of accumulation units outstanding at end of period	0	0	882	156	42	28	99	42	5,006	5,930
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$24.22	$22.94	$19.95	$20.98	$19.04	$14.79	$13.07	$13.78	$11.12	$8.88
Value at end of period	$20.33	$24.22	$22.94	$19.95	$20.98	$19.04	$14.79	$13.07	$13.78	$11.12
Number of accumulation units outstanding at end of period	2,624	2,731	3,875	3,419	5,701	3,531	8,401	8,304	7,622	14,278
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.21	$10.08	$10.10
Value at end of period	$10.21	$10.21	$10.08
Number of accumulation units outstanding at end of period	10	0	52
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.33	$10.14	$10.03	$10.16	$10.00
Value at end of period	$10.20	$10.33	$10.14	$10.03	$10.16
Number of accumulation units outstanding at end of period	8,694	8,489	21,363	20,216	2,113

CFI 235

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$20.76	$17.74	$16.34	$16.63	$15.26	$11.20	$10.23	$10.68	$8.82	$6.85
Value at end of period	$19.29	$20.76	$17.74	$16.34	$16.63	$15.26	$11.20	$10.23	$10.68	$8.82
Number of accumulation units outstanding at end of period	1,986	1,836	2,433	1,600	6,221	5,658	6,966	4,825	3,469	1,891
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$88.57	$66.51	$62.97	$74.16	$78.85	$73.64	$61.68	$76.21	$60.74	$33.83
Value at end of period	$76.88	$88.57	$66.51	$62.97	$74.16	$78.85	$73.64	$61.68	$76.21	$60.74
Number of accumulation units outstanding at end of period	2,020	1,687	2,638	3,031	4,508	3,113	9,208	8,668	5,672	4,866
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
(Funds were first received in this option during January 2010)
Value at beginning of period	$44.29	$32.80	$33.17	$32.29	$31.95	$25.40	$21.20	$23.39	$19.80
Value at end of period	$37.99	$44.29	$32.80	$33.17	$32.29	$31.95	$25.40	$21.20	$23.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	20	20	20
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$28.05	$24.86	$21.32	$22.92	$20.73	$14.88	$12.76	$13.21	$10.83	$7.99
Value at end of period	$24.85	$28.05	$24.86	$21.32	$22.92	$20.73	$14.88	$12.76	$13.21	$10.83
Number of accumulation units outstanding at end of period	687	873	915	1,380	1,945	1,430	2,422	2,454	2,931	2,156
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$17.79	$15.91	$15.21	$15.48	$14.51	$12.62	$11.48	$11.83	$10.70	$8.93
Value at end of period	$16.86	$17.79	$15.91	$15.21	$15.48	$14.51	$12.62	$11.48	$11.83	$10.70
Number of accumulation units outstanding at end of period	1,077	1,920	2,910	3,561	6,576	3,493	8,798	5,744	5,552	8,500
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during May 2016)
Value at beginning of period	$6.17	$6.09	$5.89
Value at end of period	$5.23	$6.17	$6.09
Number of accumulation units outstanding at end of period	202	135	75
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.06	$14.70	$14.14	$14.71	$14.44	$16.10	$14.99	$13.58	$12.71	$10.87
Value at end of period	$14.55	$15.06	$14.70	$14.14	$14.71	$14.44	$16.10	$14.99	$13.58	$12.71
Number of accumulation units outstanding at end of period	5,915	6,242	6,742	9,174	11,378	9,558	15,217	10,898	9,747	16,212
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$19.65	$18.55	$16.43	$17.31	$17.51	$15.81	$13.79	$14.19	$12.17	$7.67
Value at end of period	$18.78	$19.65	$18.55	$16.43	$17.31	$17.51	$15.81	$13.79	$14.19	$12.17
Number of accumulation units outstanding at end of period	1,743	1,709	2,522	2,624	2,235	675	2,530	2,817	3,054	3,435
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$10.10	$9.92	$9.92	$10.00
Value at end of period	$10.03	$10.10	$9.92	$9.92
Number of accumulation units outstanding at end of period	3,628	1,053	239	351
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.07	$20.83	$19.85	$20.98	$20.90	$20.69	$18.09	$18.75	$16.84	$14.34
Value at end of period	$21.08	$21.07	$20.83	$19.85	$20.98	$20.90	$20.69	$18.09	$18.75	$16.84
Number of accumulation units outstanding at end of period	7,312	7,923	12,790	13,120	14,893	11,670	16,571	17,776	23,231	15,901
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$3.74	$3.45	$2.39	$3.30	$3.64	$7.59	$8.74	$10.89
Value at end of period	$3.24	$3.74	$3.45	$2.39	$3.30	$3.64	$7.59	$8.74
Number of accumulation units outstanding at end of period	191	192	74	2,716	1,274	728	261	47

CFI 236

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$30.57	$26.96	$25.31	$26.10	$24.87	$21.57	$19.21	$19.70	$17.47	$14.83
Value at end of period	$28.14	$30.57	$26.96	$25.31	$26.10	$24.87	$21.57	$19.21	$19.70	$17.47
Number of accumulation units outstanding at end of period	2,265	2,335	2,477	2,868	4,596	4,208	7,544	13,186	13,315	28,081
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$12.53	$10.62	$9.62	$9.91
Value at end of period	$11.54	$12.53	$10.62	$9.62
Number of accumulation units outstanding at end of period	82	30	30	12
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.78	$13.64	$12.99	$13.74	$13.71	$14.60	$13.69	$13.36	$11.56	$9.71
Value at end of period	$14.31	$14.78	$13.64	$12.99	$13.74	$13.71	$14.60	$13.69	$13.36	$11.56
Number of accumulation units outstanding at end of period	7,530	12,220	415	415	10,112	9,248	19,221	30,080	48,231	64,383
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.95	$9.78	$9.33	$10.01
Value at end of period	$10.77	$11.95	$9.78	$9.33
Number of accumulation units outstanding at end of period	5,095	5,560	10,213	11,724
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.62	$10.23	$9.69	$10.29
Value at end of period	$10.65	$11.62	$10.23	$9.69
Number of accumulation units outstanding at end of period	71	56	44	19
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.64	$12.71	$12.84	$13.00	$13.15	$13.31	$13.47	$13.62	$13.76	$13.88
Value at end of period	$12.68	$12.64	$12.71	$12.84	$13.00	$13.15	$13.31	$13.47	$13.62	$13.76
Number of accumulation units outstanding at end of period	47,559	41,527	8,319	15,349	41,539	56,621	76,111	78,429	75,578	94,130
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$30.95	$26.03	$24.00	$24.64	$22.52	$17.45	$15.25	$15.48	$13.72	$10.66
Value at end of period	$29.22	$30.95	$26.03	$24.00	$24.64	$22.52	$17.45	$15.25	$15.48	$13.72
Number of accumulation units outstanding at end of period	28,153	28,589	37,437	33,220	38,486	23,419	35,212	35,570	42,547	47,768
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.42	$19.45	$17.18	$17.74	$17.75	$17.01	$15.10	$14.63	$12.96	$8.78
Value at end of period	$19.52	$20.42	$19.45	$17.18	$17.74	$17.75	$17.01	$15.10	$14.63	$12.96
Number of accumulation units outstanding at end of period	5,140	5,085	3,680	4,698	2,537	1,544	2,459	3,318	4,282	4,162
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$42.72	$34.69	$31.84	$31.95	$28.40	$21.62	$19.12	$19.37	$17.20	$14.13
Value at end of period	$39.33	$42.72	$34.69	$31.84	$31.95	$28.40	$21.62	$19.12	$19.37	$17.20
Number of accumulation units outstanding at end of period	10,262	9,538	9,427	6,904	8,647	6,699	17,221	22,163	29,870	40,419
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$46.92	$41.81	$35.81	$36.90	$34.09	$25.64	$22.05	$22.57	$18.74	$14.40
Value at end of period	$39.71	$46.92	$41.81	$35.81	$36.90	$34.09	$25.64	$22.05	$22.57	$18.74
Number of accumulation units outstanding at end of period	5,121	5,226	14,013	11,940	13,239	11,481	16,922	19,580	33,316	52,801
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.57	$30.91	$24.57	$25.69	$24.66	$17.49	$15.75	$16.06	$13.23	$10.72
Value at end of period	$29.06	$33.57	$30.91	$24.57	$25.69	$24.66	$17.49	$15.75	$16.06	$13.23
Number of accumulation units outstanding at end of period	3,923	3,618	13,711	10,284	15,797	17,161	20,625	18,575	18,243	29,637

CFI 237

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$20.88	$18.43	$17.46	$17.94	$17.18	$15.80
Value at end of period	$19.56	$20.88	$18.43	$17.46	$17.94	$17.18
Number of accumulation units outstanding at end of period	0	0	0	0	30,062	11,802
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$23.39	$20.00	$18.78	$19.32	$18.46	$16.50
Value at end of period	$21.46	$23.39	$20.00	$18.78	$19.32	$18.46
Number of accumulation units outstanding at end of period	0	0	0	0	24,273	9,374
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2013)
Value at beginning of period	$24.89	$20.96	$19.63	$20.24	$19.32	$16.83
Value at end of period	$22.52	$24.89	$20.96	$19.63	$20.24	$19.32
Number of accumulation units outstanding at end of period	0	0	0	0	22,937	12,340
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2013)
Value at beginning of period	$19.77	$16.59	$15.56	$16.06	$15.28	$13.32
Value at end of period	$17.84	$19.77	$16.59	$15.56	$16.06	$15.28
Number of accumulation units outstanding at end of period	0	0	0	0	5,473	2,272
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.06	$23.19	$22.49	$22.63	$21.47	$21.75	$20.13	$18.94	$17.45	$15.83
Value at end of period	$23.65	$24.06	$23.19	$22.49	$22.63	$21.47	$21.75	$20.13	$18.94	$17.45
Number of accumulation units outstanding at end of period	15,607	14,701	16,267	14,422	12,272	10,601	15,700	23,276	30,972	39,306
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.89	$8.83	$8.86	$9.05	$9.73	$8.11	$6.92	$7.97	$7.48	$5.27
Value at end of period	$9.28	$10.89	$8.83	$8.86	$9.05	$9.73	$8.11	$6.92	$7.97	$7.48
Number of accumulation units outstanding at end of period	4,082	4,149	6,316	3,218	5,231	2,891	5,472	7,185	7,906	8,312
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.17	$18.85	$18.35	$17.46	$15.55	$12.02	$10.30	$10.31
Value at end of period	$23.53	$24.17	$18.85	$18.35	$17.46	$15.55	$12.02	$10.30
Number of accumulation units outstanding at end of period	13,073	18,993	25,127	28,043	20,826	10,415	9,715	13,040
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.07	$14.32	$12.72	$13.48	$12.39	$9.58	$8.46	$8.27	$7.01	$6.30
Value at end of period	$14.63	$16.07	$14.32	$12.72	$13.48	$12.39	$9.58	$8.46	$8.27	$7.01
Number of accumulation units outstanding at end of period	31,485	31,725	43,586	39,940	59,904	25,510	33,645	37,806	10,651	29,670
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$33.37	$26.99	$25.47	$25.64	$23.84	$18.29	$16.21	$16.49	$12.80	$9.16
Value at end of period	$30.50	$33.37	$26.99	$25.47	$25.64	$23.84	$18.29	$16.21	$16.49	$12.80
Number of accumulation units outstanding at end of period	8,192	7,164	7,224	4,047	3,967	4,633	5,221	3,291	1,552	4,821
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during April 2018)
Value at beginning of period	$13.68
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	497

CFI 238

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$34.46	$26.56	$25.23	$23.73	$21.23	$16.28	$14.39	$13.98	$12.54	$10.70
Value at end of period	$33.71	$34.46	$26.56	$25.23	$23.73	$21.23	$16.28	$14.39	$13.98	$12.54
Number of accumulation units outstanding at end of period	911	773	586	520	541	2,177	1,732	170	2,959	920
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.26	$16.73	$15.26	$15.13	$13.56	$10.39	$9.10	$8.98	$8.10	$6.63
Value at end of period	$19.33	$20.26	$16.73	$15.26	$15.13	$13.56	$10.39	$9.10	$8.98	$8.10
Number of accumulation units outstanding at end of period	3,516	2,850	3,452	3,283	7,406	1,061	1,166	4,542	4,944	5,126
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.81	$23.07	$20.25	$21.30	$19.21	$14.79	$12.91	$12.99	$11.83	$10.05
Value at end of period	$23.75	$25.81	$23.07	$20.25	$21.30	$19.21	$14.79	$12.91	$12.99	$11.83
Number of accumulation units outstanding at end of period	3	3	240	213	959	1,255	1,261	243	160	258
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$32.71	$26.62	$25.22	$25.73	$23.44	$17.58	$15.41	$15.94	$12.82	$11.40
Value at end of period	$30.58	$32.71	$26.62	$25.22	$25.73	$23.44	$17.58	$15.41	$15.94	$12.82
Number of accumulation units outstanding at end of period	113	0	705	609	810	204	212	640	3,093	1,125
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$21.05	$18.05	$16.11	$16.78	$15.07	$11.36	$9.83	$10.13	$8.19	$5.47
Value at end of period	$18.86	$21.05	$18.05	$16.11	$16.78	$15.07	$11.36	$9.83	$10.13	$8.19
Number of accumulation units outstanding at end of period	1,183	866	3,810	877	3,451	1,589	1,953	579	1,224	1,053
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.41	$18.96	$15.85	$16.80	$16.21	$11.82	$10.31	$10.86	$8.69	$6.95
Value at end of period	$18.77	$21.41	$18.96	$15.85	$16.80	$16.21	$11.82	$10.31	$10.86	$8.69
Number of accumulation units outstanding at end of period	422	392	1,177	1,311	2,515	1,228	1,164	256	1,828	1,481
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.24	$18.95	$16.92	$17.28	$16.55	$12.05	$10.59	$10.62	$8.12	$6.27
Value at end of period	$18.48	$22.24	$18.95	$16.92	$17.28	$16.55	$12.05	$10.59	$10.62	$8.12
Number of accumulation units outstanding at end of period	1,293	1,180	1,754	734	1,205	165	3,787	1,155	1,054	4,543
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$64.01	$58.21	$47.33	$48.28	$45.86	$33.69	$29.78	$30.90	$25.15	$19.95
Value at end of period	$53.23	$64.01	$58.21	$47.33	$48.28	$45.86	$33.69	$29.78	$30.90	$25.15
Number of accumulation units outstanding at end of period	3,091	4,975	5,591	5,618	4,145	3,882	6,230	7,578	10,137	10,298
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$17.35	$15.23	$14.56	$14.74	$14.13	$12.30	$10.97	$11.46	$10.19	$8.20
Value at end of period	$16.16	$17.35	$15.23	$14.56	$14.74	$14.13	$12.30	$10.97	$11.46	$10.19
Number of accumulation units outstanding at end of period	31,622	30,187	26,491	32,123	35,745	27,845	39,040	60,115	66,135	40,897
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$18.81	$15.94	$15.19	$15.44	$14.79	$12.44	$10.94	$11.60	$10.25	$8.08
Value at end of period	$17.04	$18.81	$15.94	$15.19	$15.44	$14.79	$12.44	$10.94	$11.60	$10.25
Number of accumulation units outstanding at end of period	27,565	29,242	30,386	30,130	46,020	34,617	44,828	39,426	36,169	23,877
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$19.59	$16.35	$15.55	$15.89	$15.16	$12.43	$10.89	$11.62	$10.22	$7.96
Value at end of period	$17.38	$19.59	$16.35	$15.55	$15.89	$15.16	$12.43	$10.89	$11.62	$10.22
Number of accumulation units outstanding at end of period	37,835	36,140	33,930	30,948	29,688	22,901	26,985	45,185	37,286	35,894

CFI 239

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$19.57	$16.28	$15.48	$15.80	$15.05	$12.33	$10.80	$11.53	$10.84
Value at end of period	$17.29	$19.57	$16.28	$15.48	$15.80	$15.05	$12.33	$10.80	$11.53
Number of accumulation units outstanding at end of period	2,761	2,426	6,806	5,590	6,756	2,865	1,132	517	26
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2010)
Value at beginning of period	$14.41	$12.71	$12.10	$12.30	$11.71	$10.25	$9.12	$9.46	$8.37
Value at end of period	$13.29	$14.41	$12.71	$12.10	$12.30	$11.71	$10.25	$9.12	$9.46
Number of accumulation units outstanding at end of period	1,014	927	890	728	312	127	43	677	265
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.38	$14.24	$13.79	$13.94	$13.34	$12.62	$11.64	$11.74	$10.84	$9.36
Value at end of period	$14.73	$15.38	$14.24	$13.79	$13.94	$13.34	$12.62	$11.64	$11.74	$10.84
Number of accumulation units outstanding at end of period	13,332	13,728	12,664	11,197	370	327	461	84	98	294
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.73	$12.59	$12.04	$12.23	$11.72	$10.83	$9.79	$9.98	$9.08	$7.52
Value at end of period	$12.98	$13.73	$12.59	$12.04	$12.23	$11.72	$10.83	$9.79	$9.98	$9.08
Number of accumulation units outstanding at end of period	3,254	2,901	7,172	1,856	739	578	24	0	249	8
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$25.30	$23.16	$22.18	$22.49	$21.35	$19.28	$17.37	$17.27	$15.74	$13.51
Value at end of period	$23.99	$25.30	$23.16	$22.18	$22.49	$21.35	$19.28	$17.37	$17.27	$15.74
Number of accumulation units outstanding at end of period	4,105	3,778	5,635	5,468	4,815	3,761	2,963	5,341	4,775	5,581
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$27.86	$23.92	$22.64	$23.19	$22.02	$18.21	$16.02	$16.70	$14.95	$12.08
Value at end of period	$25.23	$27.86	$23.92	$22.64	$23.19	$22.02	$18.21	$16.02	$16.70	$14.95
Number of accumulation units outstanding at end of period	10,208	10,329	10,923	12,180	6,877	4,571	7,519	8,352	9,427	10,599
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$26.24	$23.20	$22.02	$22.41	$21.26	$18.45	$16.44	$16.74	$15.12	$12.56
Value at end of period	$24.36	$26.24	$23.20	$22.02	$22.41	$21.26	$18.45	$16.44	$16.74	$15.12
Number of accumulation units outstanding at end of period	10,276	11,187	21,715	20,918	17,786	10,523	14,846	16,255	14,388	16,476
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.48	$12.24	$12.10	$12.22	$11.70	$12.15	$11.84	$11.18	$10.66	$10.19
Value at end of period	$12.29	$12.48	$12.24	$12.10	$12.22	$11.70	$12.15	$11.84	$11.18	$10.66
Number of accumulation units outstanding at end of period	446	822	951	734	2,487	1,857	1,555	2,209	896	940
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2012)
Value at beginning of period	$26.29	$21.91	$19.86	$19.87	$17.74	$13.60	$12.41
Value at end of period	$24.77	$26.29	$21.91	$19.86	$19.87	$17.74	$13.60
Number of accumulation units outstanding at end of period	715	449	0	0	2,145	1,414	926
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$36.80	$33.52	$27.34	$28.16	$25.34	$19.52	$16.98	$17.75	$14.72	$10.98
Value at end of period	$31.14	$36.80	$33.52	$27.34	$28.16	$25.34	$19.52	$16.98	$17.75	$14.72
Number of accumulation units outstanding at end of period	1,151	1,001	962	787	1,866	1,620	4,070	2,347	2,836	4,756
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$37.16	$29.33	$28.18	$30.03	$29.13	$21.23	$17.96	$17.78	$14.22	$10.65
Value at end of period	$36.02	$37.16	$29.33	$28.18	$30.03	$29.13	$21.23	$17.96	$17.78	$14.22
Number of accumulation units outstanding at end of period	2,604	2,212	2,617	4,261	5,205	4,161	8,880	9,649	10,052	13,309

CFI 240

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.62	$13.36	$13.40	$13.76	$12.21	$11.88	$9.54	$10.18	$8.86	$6.70
Value at end of period	$13.21	$14.62	$13.36	$13.40	$13.76	$12.21	$11.88	$9.54	$10.18	$8.86
Number of accumulation units outstanding at end of period	1,109	1,117	1,710	1,983	3,481	4,637	5,252	3,427	3,358	9,242
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.95	$17.27	$16.77	$16.48	$12.85	$12.74	$11.16	$10.31	$8.16	$6.07
Value at end of period	$16.38	$17.95	$17.27	$16.77	$16.48	$12.85	$12.74	$11.16	$10.31	$8.16
Number of accumulation units outstanding at end of period	5,800	5,126	6,965	6,627	7,083	5,694	7,550	9,724	7,544	3,649
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$36.99	$30.79	$28.74	$28.25	$25.34	$19.03	$17.16	$18.22	$16.46	$12.65
Value at end of period	$33.26	$36.99	$30.79	$28.74	$28.25	$25.34	$19.03	$17.16	$18.22	$16.46
Number of accumulation units outstanding at end of period	771	711	834	1,179	2,961	2,883	3,291	2,662	3,366	3,390
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.22	$18.45	$15.10	$15.74	$15.27	$11.04	$9.79	$10.18	$8.22	$6.67
Value at end of period	$16.43	$20.22	$18.45	$15.10	$15.74	$15.27	$11.04	$9.79	$10.18	$8.22
Number of accumulation units outstanding at end of period	1,201	1,201	1,235	1,769	2,297	1,079	1,007	367	639	2,005
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$25.81	$22.20	$19.07	$20.53	$19.04	$14.27	$12.17	$12.58	$11.06	$8.71
Value at end of period	$22.34	$25.81	$22.20	$19.07	$20.53	$19.04	$14.27	$12.17	$12.58	$11.06
Number of accumulation units outstanding at end of period	2,152	1,928	2,820	3,875	3,124	3,082	4,622	2,702	5,892	13,994
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.43	$20.47	$17.97	$18.57	$16.68	$13.51	$12.53	$12.82	$11.18	$9.22
Value at end of period	$20.06	$22.43	$20.47	$17.97	$18.57	$16.68	$13.51	$12.53	$12.82	$11.18
Number of accumulation units outstanding at end of period	24,992	25,055	1,156	1,186	23,105	15,872	29,731	56,344	72,943	95,098
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.56	$20.94	$17.67	$18.42	$16.93	$12.80	$11.31	$11.70	$10.52	$8.59
Value at end of period	$20.12	$23.56	$20.94	$17.67	$18.42	$16.93	$12.80	$11.31	$11.70	$10.52
Number of accumulation units outstanding at end of period	2,158	2,048	2,341	2,968	3,043	1,503	5,007	4,180	3,491	4,621
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.66	$19.57	$17.54	$21.08	$21.14	$22.70	$19.29	$23.88	$20.09	$11.85
Value at end of period	$22.75	$27.66	$19.57	$17.54	$21.08	$21.14	$22.70	$19.29	$23.88	$20.09
Number of accumulation units outstanding at end of period	2,029	1,155	1,513	1,596	3,973	3,171	4,339	2,365	3,028	2,594
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$37.59	$33.45	$29.52	$30.81	$27.12	$20.86	$17.59	$17.49	$14.39	$11.59
Value at end of period	$32.61	$37.59	$33.45	$29.52	$30.81	$27.12	$20.86	$17.59	$17.49	$14.39
Number of accumulation units outstanding at end of period	1,710	2,175	2,560	2,835	1,821	931	5,689	5,321	4,291	6,926
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.25	$26.50	$22.05	$23.17	$21.65	$15.77	$13.44	$13.79	$11.01	$8.75
Value at end of period	$26.75	$30.25	$26.50	$22.05	$23.17	$21.65	$15.77	$13.44	$13.79	$11.01
Number of accumulation units outstanding at end of period	3,631	2,590	3,843	3,339	2,652	1,483	1,772	837	392	1,396
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$26.41	$19.59	$19.78	$18.50	$18.30	$15.14	$12.59	$13.87	$12.09	$8.77
Value at end of period	$22.65	$26.41	$19.59	$19.78	$18.50	$18.30	$15.14	$12.59	$13.87	$12.09
Number of accumulation units outstanding at end of period	17,733	22,284	380	380	20,392	18,555	42,582	66,084	96,938	140,810
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$21.03	$19.82	$17.55	$18.63	$18.78	$16.92	$14.74	$15.03	$12.78	$7.74
Value at end of period	$20.22	$21.03	$19.82	$17.55	$18.63	$18.78	$16.92	$14.74	$15.03	$12.78
Number of accumulation units outstanding at end of period	741	685	1,412	2,461	7,227	8,975	8,120	5,384	7,316	3,515

CFI 241

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$26.37	$23.19	$21.72	$20.89	$18.85	$15.61	$13.80	$13.58	$12.05	$9.15
Value at end of period	$26.19	$26.37	$23.19	$21.72	$20.89	$18.85	$15.61	$13.80	$13.58	$12.05
Number of accumulation units outstanding at end of period	41,963	32,939	26,637	21,844	51,131	44,423	66,796	55,153	56,980	37,922
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$30.29	$24.56	$23.14	$22.29	$20.77	$15.55	$13.56	$14.25	$11.22	$7.53
Value at end of period	$28.95	$30.29	$24.56	$23.14	$22.29	$20.77	$15.55	$13.56	$14.25	$11.22
Number of accumulation units outstanding at end of period	19,871	19,982	3,701	3,701	19,410	15,802	32,531	44,212	52,364	63,514
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$30.81	$26.83	$22.86	$24.85	$23.41	$18.26	$15.77	$16.10	$14.18	$11.48
Value at end of period	$27.61	$30.81	$26.83	$22.86	$24.85	$23.41	$18.26	$15.77	$16.10	$14.18
Number of accumulation units outstanding at end of period	3,630	4,104	7,234	9,270	9,650	8,012	12,624	14,537	17,655	17,771
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$55.21	$41.83	$41.70	$38.09	$35.47	$25.77	$21.94	$22.44	$19.44	$13.76
Value at end of period	$53.95	$55.21	$41.83	$41.70	$38.09	$35.47	$25.77	$21.94	$22.44	$19.44
Number of accumulation units outstanding at end of period	4,058	4,333	6,255	6,847	7,612	6,382	11,765	11,772	11,723	21,863
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.33	$15.30	$15.20	$15.53	$15.89	$14.07	$11.99	$13.84	$12.31	$9.06
Value at end of period	$16.41	$19.33	$15.30	$15.20	$15.53	$15.89	$14.07	$11.99	$13.84	$12.31
Number of accumulation units outstanding at end of period	307	230	1,679	1,870	1,400	177	602	462	992	2,150
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.50	$9.51	$9.45	$9.89	$10.72	$9.02	$7.68	$8.83	$8.21	$6.29
Value at end of period	$9.66	$11.50	$9.51	$9.45	$9.89	$10.72	$9.02	$7.68	$8.83	$8.21
Number of accumulation units outstanding at end of period	1,171	1,373	6,195	6,438	8,860	8,227	10,369	5,262	4,985	9,054
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.08	$12.91	$11.79	$12.90	$13.43	$10.41	$8.65	$9.28	$8.72	$6.67
Value at end of period	$12.77	$15.08	$12.91	$11.79	$12.90	$13.43	$10.41	$8.65	$9.28	$8.72
Number of accumulation units outstanding at end of period	728	631	508	477	71	21	1,152	1,243	1,158	2,544
WANGER INTERNATIONAL
Value at beginning of period	$15.07	$11.48	$11.78	$11.91	$12.61	$10.43	$8.68	$10.29	$8.34	$5.63
Value at end of period	$12.25	$15.07	$11.48	$11.78	$11.91	$12.61	$10.43	$8.68	$10.29	$8.34
Number of accumulation units outstanding at end of period	7,776	7,143	6,684	5,640	1,120	823	4,309	3,172	3,200	3,515
WANGER SELECT
Value at beginning of period	$29.49	$23.56	$21.03	$21.23	$20.84	$15.67	$13.39	$16.46	$13.16	$8.02
Value at end of period	$25.52	$29.49	$23.56	$21.03	$21.23	$20.84	$15.67	$13.39	$16.46	$13.16
Number of accumulation units outstanding at end of period	7,082	6,648	7,512	8,263	6,115	5,199	9,410	9,507	10,673	7,402
WANGER USA
Value at beginning of period	$29.08	$24.61	$21.91	$22.31	$21.55	$16.30	$13.75	$14.42	$11.83	$8.42
Value at end of period	$28.31	$29.08	$24.61	$21.91	$22.31	$21.55	$16.30	$13.75	$14.42	$11.83
Number of accumulation units outstanding at end of period	1,131	1,083	1,398	1,505	3,513	2,066	2,094	2,713	3,275	4,803
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during April 2018)
Value at beginning of period	$14.45
Value at end of period	$13.05
Number of accumulation units outstanding at end of period	6
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$46.95	$42.79	$33.60	$35.63	$33.58	$24.62	$21.96	$22.71	$18.75	$14.61
Value at end of period	$40.02	$46.95	$42.79	$33.60	$35.63	$33.58	$24.62	$21.96	$22.71	$18.75
Number of accumulation units outstanding at end of period	470	453	1,825	1,089	2,202	1,856	4,794	4,279	4,530	5,705

CFI 242

Condensed Financial Information (continued)

TABLE 28
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during June 2009)
Value at beginning of period	$26.29	$20.89	$20.74	$20.50	$19.81	$14.88	$13.12	$14.02	$12.96	$10.12
Value at end of period	$25.53	$26.29	$20.89	$20.74	$20.50	$19.81	$14.88	$13.12	$14.02	$12.96
Number of accumulation units outstanding at end of period	7,163	7,439	7,521	7,414	6,247	5,851	3,906	3,363	1,497	550
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$21.23	$16.67	$15.68	$15.95	$14.16	$11.67	$10.63	$10.97	$9.58	$8.17
Value at end of period	$21.48	$21.23	$16.67	$15.68	$15.95	$14.16	$11.67	$10.63	$10.97	$9.58
Number of accumulation units outstanding at end of period	40,336	43,289	44,217	47,395	42,967	35,373	45,766	40,445	23,838	13,148
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$20.49	$17.05	$15.79	$16.46	$15.27	$11.92	$11.01	$10.94	$9.87	$8.23
Value at end of period	$19.18	$20.49	$17.05	$15.79	$16.46	$15.27	$11.92	$11.01	$10.94	$9.87
Number of accumulation units outstanding at end of period	64,895	68,872	71,120	68,641	69,265	60,910	58,610	46,766	32,395	12,586
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14	$10.69	$10.08
Value at end of period	$11.68	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14	$10.69
Number of accumulation units outstanding at end of period	77,667	68,835	56,226	55,723	64,769	64,365	118,092	49,936	29,463	13,688
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during September 2015)
Value at beginning of period	$11.06	$9.81	$9.29	$9.09
Value at end of period	$10.14	$11.06	$9.81	$9.29
Number of accumulation units outstanding at end of period	21,208	16,541	6,720	350
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10
Value at end of period	$18.00	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04	$8.03
Number of accumulation units outstanding at end of period	156,540	146,951	139,316	120,580	100,230	79,078	68,969	62,132	61,947	38,454
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$17.72	$14.15	$13.54	$13.36	$13.29	$10.40	$8.63	$10.20	$8.27	$5.45
Value at end of period	$15.80	$17.72	$14.15	$13.54	$13.36	$13.29	$10.40	$8.63	$10.20	$8.27
Number of accumulation units outstanding at end of period	39,879	41,793	43,226	45,828	43,580	35,153	29,719	26,222	16,089	7,244
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$11.87	$11.65	$11.48	$11.60	$11.12	$11.49	$10.99	$10.45	$9.87	$8.70
Value at end of period	$11.71	$11.87	$11.65	$11.48	$11.60	$11.12	$11.49	$10.99	$10.45	$9.87
Number of accumulation units outstanding at end of period	36,557	32,198	32,923	36,615	38,197	37,345	40,206	26,936	25,300	12,439
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$28.71	$23.06	$21.53	$20.69	$19.18	$14.51	$12.19	$12.97	$11.70	$8.81
Value at end of period	$27.51	$28.71	$23.06	$21.53	$20.69	$19.18	$14.51	$12.19	$12.97	$11.70
Number of accumulation units outstanding at end of period	419,221	421,459	419,622	419,110	407,359	390,080	385,599	358,043	356,032	314,662

CFI 243

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$25.18	$21.23	$18.96	$19.25	$17.53	$13.46	$12.12	$11.47	$10.25	$8.72
Value at end of period	$24.12	$25.18	$21.23	$18.96	$19.25	$17.53	$13.46	$12.12	$11.47	$10.25
Number of accumulation units outstanding at end of period	194,033	200,064	188,942	183,123	189,929	187,494	199,762	188,333	197,118	187,503
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2010)
Value at beginning of period	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81	$11.71	$9.42
Value at end of period	$18.46	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81	$11.71
Number of accumulation units outstanding at end of period	47,985	51,262	49,300	44,427	45,691	29,849	12,041	10,039	3,905
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10	$11.54	$9.96
Value at end of period	$19.82	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10	$11.54
Number of accumulation units outstanding at end of period	15,043	14,892	17,513	17,341	14,554	8,230	2,789	2,015	828
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.44	$9.61	$10.77	$11.35	$11.60	$9.38	$7.58	$8.27	$7.91	$5.73
Value at end of period	$10.95	$12.44	$9.61	$10.77	$11.35	$11.60	$9.38	$7.58	$8.27	$7.91
Number of accumulation units outstanding at end of period	49,709	53,202	53,014	58,735	46,036	33,823	21,653	17,882	15,858	12,780
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during November 2015)
Value at beginning of period	$12.01	$10.41	$9.14	$9.52
Value at end of period	$11.29	$12.01	$10.41	$9.14
Number of accumulation units outstanding at end of period	16,897	15,745	13,144	9
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.50	$9.33	$10.06	$10.18
Value at end of period	$12.26	$11.50	$9.33	$10.06
Number of accumulation units outstanding at end of period	50,065	45,593	29,572	26,906
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$27.04	$24.44	$22.95	$23.76	$21.95	$18.83	$17.26	$16.71	$15.09	$12.20
Value at end of period	$25.99	$27.04	$24.44	$22.95	$23.76	$21.95	$18.83	$17.26	$16.71	$15.09
Number of accumulation units outstanding at end of period	30,237	30,717	34,166	32,677	35,593	33,388	31,472	32,943	32,468	32,907
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$16.18	$15.30	$14.67	$14.14	$11.00	$10.81	$9.46	$9.64
Value at end of period	$15.31	$16.18	$15.30	$14.67	$14.14	$11.00	$10.81	$9.46
Number of accumulation units outstanding at end of period	7,015	9,543	10,633	13,071	10,409	6,066	3,532	462
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.24
Number of accumulation units outstanding at end of period	30,631
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64	$7.94	$6.08
Value at end of period	$15.60	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64	$7.94
Number of accumulation units outstanding at end of period	10,586	11,601	13,635	11,255	10,616	8,748	6,707	7,209	3,867	2,198

CFI 244

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2013)
Value at beginning of period	$16.52	$14.97	$11.57	$12.52	$12.03	$10.59
Value at end of period	$13.45	$16.52	$14.97	$11.57	$12.52	$12.03
Number of accumulation units outstanding at end of period	8,129	8,252	8,256	2,587	1,944	768
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$59.20	$49.18	$46.11	$46.38	$41.95	$32.36	$28.14	$29.24	$25.25	$18.84
Value at end of period	$54.73	$59.20	$49.18	$46.11	$46.38	$41.95	$32.36	$28.14	$29.24	$25.25
Number of accumulation units outstanding at end of period	228,371	255,099	270,049	296,071	312,747	314,615	321,489	318,801	316,690	318,093
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$36.85	$33.05	$28.35	$29.90	$27.85	$22.00	$18.99	$19.05	$16.75	$13.02
Value at end of period	$33.37	$36.85	$33.05	$28.35	$29.90	$27.85	$22.00	$18.99	$19.05	$16.75
Number of accumulation units outstanding at end of period	66,460	68,296	79,850	86,071	98,912	98,780	102,073	118,859	130,321	143,170
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$40.75	$30.53	$30.67	$28.98	$26.36	$19.58	$17.29	$17.47	$14.24	$11.24
Value at end of period	$40.17	$40.75	$30.53	$30.67	$28.98	$26.36	$19.58	$17.29	$17.47	$14.24
Number of accumulation units outstanding at end of period	98,090	92,287	96,490	103,481	108,188	106,438	112,941	109,897	122,306	119,463
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.80	$19.27	$20.55	$20.08	$22.12	$17.17	$14.40	$17.61	$15.76	$12.61
Value at end of period	$20.86	$24.80	$19.27	$20.55	$20.08	$22.12	$17.17	$14.40	$17.61	$15.76
Number of accumulation units outstanding at end of period	13,085	14,797	15,403	18,694	26,626	26,226	23,287	22,342	22,108	24,291
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64
Value at end of period	$30.87	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85
Number of accumulation units outstanding at end of period	55,604	59,979	67,976	65,968	74,085	74,098	72,669	71,483	70,809	66,301
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during June 2009)
Value at beginning of period	$21.51	$18.93	$17.11	$18.11	$17.55	$13.76	$12.62	$13.63	$12.26	$10.47
Value at end of period	$18.70	$21.51	$18.93	$17.11	$18.11	$17.55	$13.76	$12.62	$13.63	$12.26
Number of accumulation units outstanding at end of period	4,563	4,154	3,722	3,149	3,204	2,612	2,139	2,543	2,442	2,001
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$70.13	$55.76	$55.21	$53.24	$49.71	$35.92	$37.16
Value at end of period	$66.75	$70.13	$55.76	$55.21	$53.24	$49.71	$35.92
Number of accumulation units outstanding at end of period	6,315	5,715	5,591	6,045	6,823	6,926	7,491
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$17.23	$15.42	$14.16	$15.21	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33
Value at end of period	$15.42	$17.23	$15.42	$14.16	$15.21	$14.24	$11.16	$9.92	$10.05	$9.29
Number of accumulation units outstanding at end of period	26,259	31,255	31,686	34,783	36,631	39,545	44,923	52,372	55,095	58,985
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during January 2015)
Value at beginning of period	$13.66	$10.41	$10.36	$10.76
Value at end of period	$12.80	$13.66	$10.41	$10.36
Number of accumulation units outstanding at end of period	15,549	13,619	9,646	4,233
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$54.43	$46.53	$45.04	$45.33	$42.30	$35.65	$31.77	$31.65	$29.57	$23.78
Value at end of period	$54.11	$54.43	$46.53	$45.04	$45.33	$42.30	$35.65	$31.77	$31.65	$29.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	51

CFI 245

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$22.21	$20.48	$16.44	$17.27	$16.64	$12.43	$10.84	$11.18	$9.08	$7.15
Value at end of period	$18.25	$22.21	$20.48	$16.44	$17.27	$16.64	$12.43	$10.84	$11.18	$9.08
Number of accumulation units outstanding at end of period	6,177	8,531	8,717	7,494	8,313	7,081	6,405	4,840	2,070	1,456
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$24.02	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85
Value at end of period	$20.15	$24.02	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07
Number of accumulation units outstanding at end of period	47,392	51,667	59,540	61,852	69,794	73,436	80,326	82,998	89,709	102,003
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.20	$10.08	$10.11
Value at end of period	$10.19	$10.20	$10.08
Number of accumulation units outstanding at end of period	13,608	4,069	3,404
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.31	$10.12	$10.02	$10.15	$9.71	$9.62
Value at end of period	$10.17	$10.31	$10.12	$10.02	$10.15	$9.71
Number of accumulation units outstanding at end of period	40,643	44,372	31,871	22,804	15,991	1,855
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$20.64	$17.65	$16.26	$16.56	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84
Value at end of period	$19.16	$20.64	$17.65	$16.26	$16.56	$15.21	$11.16	$10.20	$10.65	$8.80
Number of accumulation units outstanding at end of period	14,285	13,805	13,708	16,871	13,702	11,664	10,909	18,964	8,515	6,537
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$87.80	$65.97	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69
Value at end of period	$76.18	$87.80	$65.97	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46
Number of accumulation units outstanding at end of period	40,669	45,805	49,592	54,737	57,990	55,761	55,514	54,437	52,253	47,303
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$43.86	$32.49	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70
Value at end of period	$37.60	$43.86	$32.49	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30
Number of accumulation units outstanding at end of period	0	1	1	1	1	87	87	87	87	152
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98
Value at end of period	$24.68	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81
Number of accumulation units outstanding at end of period	22,690	24,679	23,038	26,720	29,925	22,590	18,943	18,228	18,528	15,116
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$17.63	$15.78	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89
Value at end of period	$16.70	$17.63	$15.78	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65
Number of accumulation units outstanding at end of period	38,484	24,811	26,736	29,985	31,386	32,085	37,824	64,250	67,368	69,765
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.95	$14.61	$14.06	$14.64	$14.38	$16.03	$14.93	$13.54	$12.68	$10.85
Value at end of period	$14.44	$14.95	$14.61	$14.06	$14.64	$14.38	$16.03	$14.93	$13.54	$12.68
Number of accumulation units outstanding at end of period	117,805	120,211	131,273	138,852	159,994	178,958	217,087	187,329	130,782	117,674
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$19.52	$18.43	$16.34	$17.22	$17.42	$15.74	$13.74	$14.15	$12.13	$7.66
Value at end of period	$18.64	$19.52	$18.43	$16.34	$17.22	$17.42	$15.74	$13.74	$14.15	$12.13
Number of accumulation units outstanding at end of period	19,822	20,532	19,554	33,641	34,279	35,351	35,756	47,463	37,919	36,257

CFI 246

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.09	$9.91	$9.91	$9.98
Value at end of period	$10.01	$10.09	$9.91	$9.91
Number of accumulation units outstanding at end of period	22,793	24,719	25,253	3,544
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.92	$20.70	$19.73	$20.87	$20.80	$20.61	$18.02	$18.69	$16.79	$14.31
Value at end of period	$20.92	$20.92	$20.70	$19.73	$20.87	$20.80	$20.61	$18.02	$18.69	$16.79
Number of accumulation units outstanding at end of period	134,338	153,401	157,919	172,523	194,108	196,923	207,345	196,714	164,242	135,707
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.69	$10.35	$10.29
Value at end of period	$10.16	$12.69	$10.35
Number of accumulation units outstanding at end of period	2,992	749	541
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during June 2011)
Value at beginning of period	$3.73	$3.44	$2.38	$3.29	$3.64	$7.58	$8.73	$9.89
Value at end of period	$3.23	$3.73	$3.44	$2.38	$3.29	$3.64	$7.58	$8.73
Number of accumulation units outstanding at end of period	150,688	118,684	77,429	71,727	57,194	29,566	21,368	10,509
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$30.24	$26.69	$25.06	$25.86	$24.65	$21.39	$19.06	$19.56	$17.35	$14.74
Value at end of period	$27.82	$30.24	$26.69	$25.06	$25.86	$24.65	$21.39	$19.06	$19.56	$17.35
Number of accumulation units outstanding at end of period	49,989	50,670	47,947	63,588	68,444	66,214	65,399	59,511	63,310	66,784
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2015)
Value at beginning of period	$12.51	$10.61	$9.61	$9.98
Value at end of period	$11.52	$12.51	$10.61	$9.61
Number of accumulation units outstanding at end of period	7,366	8,471	4,379	2,452
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.69	$13.56	$12.92	$13.67	$13.78	$14.54	$13.64	$13.32	$11.64	$9.70
Value at end of period	$14.21	$14.69	$13.56	$12.92	$13.67	$13.78	$14.54	$13.64	$13.32	$11.64
Number of accumulation units outstanding at end of period	78,248	81,783	81,797	90,369	108,714	119,317	147,611	154,365	167,785	166,621
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.94	$9.77	$9.33	$10.01
Value at end of period	$10.74	$11.94	$9.77	$9.33
Number of accumulation units outstanding at end of period	99,561	115,310	131,909	149,969
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$11.60	$10.21	$9.68	$10.14	$10.35
Value at end of period	$10.63	$11.60	$10.21	$9.68	$10.14
Number of accumulation units outstanding at end of period	9,460	8,981	7,881	4,971	4,039
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.17	$11.14	$11.10	$11.06	$10.68	$11.01	$10.84	$10.22	$10.15
Value at end of period	$11.13	$11.17	$11.14	$11.10	$11.06	$10.68	$11.01	$10.84	$10.22
Number of accumulation units outstanding at end of period	1,757	1,532	3,066	1,911	3,400	1,266	692	519	346

CFI 247

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.50	$12.58	$12.72	$12.88	$13.04	$13.20	$13.36	$13.53	$13.66	$13.79
Value at end of period	$12.54	$12.50	$12.58	$12.72	$12.88	$13.04	$13.20	$13.36	$13.53	$13.66
Number of accumulation units outstanding at end of period	264,312	223,920	291,258	311,578	314,016	388,407	417,826	391,866	453,148	570,885
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$30.62	$25.76	$23.76	$24.41	$22.33	$17.30	$15.13	$15.36	$13.63	$10.60
Value at end of period	$28.89	$30.62	$25.76	$23.76	$24.41	$22.33	$17.30	$15.13	$15.36	$13.63
Number of accumulation units outstanding at end of period	74,899	77,694	81,713	92,536	100,439	107,086	92,943	105,339	113,419	67,546
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77
Value at end of period	$19.39	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93
Number of accumulation units outstanding at end of period	34,379	45,644	48,943	43,580	50,734	48,581	45,148	31,249	27,142	18,088
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$42.27	$34.34	$31.53	$31.66	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04
Value at end of period	$38.90	$42.27	$34.34	$31.53	$31.66	$28.16	$21.45	$18.98	$19.23	$17.09
Number of accumulation units outstanding at end of period	89,540	82,105	83,733	98,105	99,925	107,379	110,542	119,042	134,963	136,322
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$46.46	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32
Value at end of period	$39.30	$46.46	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63
Number of accumulation units outstanding at end of period	96,604	100,321	103,122	107,087	110,420	115,752	122,639	131,858	139,393	147,186
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.24	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67
Value at end of period	$28.76	$33.24	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15
Number of accumulation units outstanding at end of period	72,213	73,649	75,174	73,824	73,506	77,875	76,353	78,983	83,009	88,723
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$19.70	$16.53	$15.52	$16.02	$15.25	$12.44	$10.87	$12.07
Value at end of period	$17.77	$19.70	$16.53	$15.52	$16.02	$15.25	$12.44	$10.87
Number of accumulation units outstanding at end of period	7,442	6,490	5,509	4,389	4,924	2,169	829	723
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.81	$22.95	$22.27	$22.42	$21.28	$21.57	$19.97	$18.80	$17.33	$15.73
Value at end of period	$23.38	$23.81	$22.95	$22.27	$22.42	$21.28	$21.57	$19.97	$18.80	$17.33
Number of accumulation units outstanding at end of period	201,845	208,553	210,670	220,075	83,568	87,381	120,418	118,941	109,356	111,203
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96	$7.47	$5.92
Value at end of period	$9.23	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	54,058	43,659	58,032	61,322	50,307	45,257	41,769	35,819	31,798	26,079
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30	$10.31
Value at end of period	$23.43	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	130,162	142,896	151,103	166,858	180,267	59,457	45,185	36,334
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29
Value at end of period	$14.54	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00
Number of accumulation units outstanding at end of period	300,495	335,695	374,025	429,202	467,517	346,534	285,218	334,634	135,255	142,095

CFI 248

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12
Value at end of period	$30.23	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41	$12.75
Number of accumulation units outstanding at end of period	119,258	115,710	68,389	65,922	61,703	66,637	39,304	29,237	16,151	10,461
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$13.56	$11.71
Value at end of period	$10.47	$13.56
Number of accumulation units outstanding at end of period	3,100	662
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$34.31	$26.46	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54	$10.70
Value at end of period	$33.55	$34.31	$26.46	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	30,445	39,077	36,147	26,462	18,058	10,892	8,404	9,307	7,138	4,441
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63
Value at end of period	$19.23	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10
Number of accumulation units outstanding at end of period	71,632	72,545	60,327	64,454	59,801	47,465	47,549	37,559	23,176	15,941
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.70	$22.99	$20.19	$21.24	$19.17	$14.76	$12.89	$12.98	$11.83	$10.05
Value at end of period	$23.64	$25.70	$22.99	$20.19	$21.24	$19.17	$14.76	$12.89	$12.98	$11.83
Number of accumulation units outstanding at end of period	30,145	32,353	27,354	25,012	17,201	8,839	3,668	4,603	3,886	1,766
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$32.57	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93	$12.82	$11.40
Value at end of period	$30.44	$32.57	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93	$12.82
Number of accumulation units outstanding at end of period	10,336	11,581	11,076	10,949	8,242	8,011	6,692	7,338	7,189	4,414
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91
Value at end of period	$18.76	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18
Number of accumulation units outstanding at end of period	83,990	77,673	61,393	50,170	34,819	18,915	14,437	8,058	5,589	3,691
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95
Value at end of period	$18.67	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69
Number of accumulation units outstanding at end of period	64,601	55,961	52,869	39,832	31,574	19,433	14,777	10,079	7,893	2,901
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.05	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25
Value at end of period	$18.32	$22.05	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57	$8.09
Number of accumulation units outstanding at end of period	61,449	56,044	47,060	42,472	35,302	37,621	28,427	22,478	17,755	10,305
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83
Value at end of period	$52.65	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99
Number of accumulation units outstanding at end of period	20,036	21,320	21,312	22,908	22,352	22,455	26,500	28,632	28,457	24,312
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19
Value at end of period	$16.05	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17
Number of accumulation units outstanding at end of period	228,061	233,369	241,476	235,782	221,389	209,106	178,590	145,304	114,025	82,789

CFI 249

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$18.69	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07
Value at end of period	$16.92	$18.69	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23
Number of accumulation units outstanding at end of period	273,854	260,338	265,870	261,921	241,969	208,335	176,562	172,584	132,025	92,869
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$19.47	$16.26	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95
Value at end of period	$17.26	$19.47	$16.26	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19
Number of accumulation units outstanding at end of period	174,678	164,493	170,372	180,872	173,133	143,801	124,998	118,505	99,551	71,842
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$19.50	$16.23	$15.44	$15.77	$15.03	$12.32	$10.80	$11.52	$9.78
Value at end of period	$17.22	$19.50	$16.23	$15.44	$15.77	$15.03	$12.32	$10.80	$11.52
Number of accumulation units outstanding at end of period	54,175	46,575	42,024	30,892	21,192	14,250	6,407	1,245	50
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$14.34	$12.66	$12.05	$12.26	$11.68	$10.22	$9.10	$9.45	$8.49	$6.91
Value at end of period	$13.22	$14.34	$12.66	$12.05	$12.26	$11.68	$10.22	$9.10	$9.45	$8.49
Number of accumulation units outstanding at end of period	65,502	79,851	69,648	81,818	51,491	43,355	29,428	19,241	9,901	3,939
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.28	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34
Value at end of period	$14.63	$15.28	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81
Number of accumulation units outstanding at end of period	96,213	117,007	147,851	167,541	35,949	18,648	19,183	14,661	13,258	10,308
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$13.66	$12.54	$11.99	$12.19	$11.69	$10.81	$9.77	$9.96	$9.07	$7.64
Value at end of period	$12.91	$13.66	$12.54	$11.99	$12.19	$11.69	$10.81	$9.77	$9.96	$9.07
Number of accumulation units outstanding at end of period	50,603	47,438	45,184	44,672	33,535	22,890	15,579	10,056	4,370	1,563
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$25.03	$22.93	$21.96	$22.29	$21.16	$19.12	$17.23	$17.14	$15.63	$13.43
Value at end of period	$23.72	$25.03	$22.93	$21.96	$22.29	$21.16	$19.12	$17.23	$17.14	$15.63
Number of accumulation units outstanding at end of period	57,655	48,794	39,321	42,151	42,343	40,820	47,738	42,429	36,531	34,080
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$27.56	$23.67	$22.42	$22.97	$21.83	$18.06	$15.90	$16.58	$14.85	$12.01
Value at end of period	$24.95	$27.56	$23.67	$22.42	$22.97	$21.83	$18.06	$15.90	$16.58	$14.85
Number of accumulation units outstanding at end of period	62,736	60,207	57,522	59,930	61,767	60,057	55,168	51,877	53,891	50,097
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$25.96	$22.96	$21.80	$22.20	$21.07	$18.30	$16.31	$16.61	$15.02	$12.48
Value at end of period	$24.09	$25.96	$22.96	$21.80	$22.20	$21.07	$18.30	$16.31	$16.61	$15.02
Number of accumulation units outstanding at end of period	100,982	119,662	117,826	116,830	113,567	100,466	91,668	86,534	83,734	71,490
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65	$10.19
Value at end of period	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65
Number of accumulation units outstanding at end of period	46,401	46,753	39,089	32,741	29,779	28,138	24,570	24,759	11,090	9,615
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2011)
Value at beginning of period	$26.11	$21.77	$19.74	$19.77	$17.66	$13.54	$11.84	$12.24
Value at end of period	$24.59	$26.11	$21.77	$19.74	$19.77	$17.66	$13.54	$11.84
Number of accumulation units outstanding at end of period	94,336	73,337	61,385	43,588	1,633	142	85	85

CFI 250

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$36.51	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94
Value at end of period	$30.89	$36.51	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67
Number of accumulation units outstanding at end of period	25,860	34,217	26,563	25,033	26,975	29,197	27,313	26,404	22,984	17,480
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$36.87	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61
Value at end of period	$35.72	$36.87	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17
Number of accumulation units outstanding at end of period	32,145	32,055	37,127	40,463	46,657	48,533	43,191	47,651	51,943	56,618
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Value at end of period	$13.15	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85
Number of accumulation units outstanding at end of period	39,345	42,320	49,935	52,614	55,869	59,591	54,697	42,045	42,679	46,291
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07
Value at end of period	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14
Number of accumulation units outstanding at end of period	68,355	81,850	87,112	90,509	93,414	88,707	82,370	70,155	60,270	48,613
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$36.69	$30.56	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61
Value at end of period	$32.97	$36.69	$30.56	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39
Number of accumulation units outstanding at end of period	10,697	12,181	14,483	15,447	19,284	21,196	18,854	18,604	18,506	16,216
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.11	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76	$10.15	$8.21	$6.66
Value at end of period	$16.33	$20.11	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76	$10.15	$8.21
Number of accumulation units outstanding at end of period	9,996	7,969	9,999	12,932	9,125	12,428	10,981	15,019	9,512	6,389
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$25.61	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68
Value at end of period	$22.16	$25.61	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02
Number of accumulation units outstanding at end of period	42,089	48,750	52,917	63,713	67,532	62,388	59,972	60,979	60,864	66,761
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.31	$20.37	$17.89	$18.49	$17.19	$13.93	$12.50	$12.80	$11.54	$9.52
Value at end of period	$19.94	$22.31	$20.37	$17.89	$18.49	$17.19	$13.93	$12.50	$12.80	$11.54
Number of accumulation units outstanding at end of period	204,934	221,761	261,409	272,299	295,606	230,776	239,207	261,317	277,623	290,160
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58
Value at end of period	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50
Number of accumulation units outstanding at end of period	38,482	43,256	42,014	42,957	41,599	40,188	34,875	34,068	36,634	28,169
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83
Value at end of period	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05
Number of accumulation units outstanding at end of period	35,313	40,815	37,340	34,873	38,129	41,276	40,964	34,444	35,795	27,745
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$37.30	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56
Value at end of period	$32.34	$37.30	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34
Number of accumulation units outstanding at end of period	28,171	34,186	36,529	39,227	33,885	36,442	27,054	22,150	22,079	19,312
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74
Value at end of period	$26.56	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99
Number of accumulation units outstanding at end of period	33,834	35,958	35,304	37,925	34,663	34,145	14,581	11,506	8,684	6,436

CFI 251

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$26.27	$19.49	$19.69	$19.15	$18.95	$15.09	$12.56	$13.84	$12.08	$8.76
Value at end of period	$22.52	$26.27	$19.49	$19.69	$19.15	$18.95	$15.09	$12.56	$13.84	$12.08
Number of accumulation units outstanding at end of period	183,127	192,835	206,359	230,045	254,922	269,845	283,041	303,720	335,042	363,926
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$20.90	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73
Value at end of period	$20.09	$20.90	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	60,007	62,902	57,245	59,670	68,605	46,848	35,220	26,093	21,465	15,217
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14
Value at end of period	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02
Number of accumulation units outstanding at end of period	1,039,604	1,038,443	1,067,506	996,126	878,851	771,875	682,915	644,695	548,217	454,755
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$30.12	$24.44	$23.03	$22.86	$20.70	$15.51	$13.52	$14.22	$11.20	$7.75
Value at end of period	$28.78	$30.12	$24.44	$23.03	$22.86	$20.70	$15.51	$13.52	$14.22	$11.20
Number of accumulation units outstanding at end of period	72,622	74,807	78,953	98,672	115,452	118,242	118,545	120,706	130,542	151,794
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$30.59	$26.65	$22.72	$24.71	$23.29	$18.17	$15.70	$16.04	$14.13	$11.45
Value at end of period	$27.39	$30.59	$26.65	$22.72	$24.71	$23.29	$18.17	$15.70	$16.04	$14.13
Number of accumulation units outstanding at end of period	88,697	90,738	86,253	97,658	95,534	86,206	79,038	81,506	74,363	69,003
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$54.61	$41.40	$41.29	$37.73	$35.15	$25.56	$21.77	$22.28	$19.31	$13.67
Value at end of period	$53.35	$54.61	$41.40	$41.29	$37.73	$35.15	$25.56	$21.77	$22.28	$19.31
Number of accumulation units outstanding at end of period	80,989	77,061	74,340	79,813	77,965	74,112	71,056	71,920	82,769	80,998
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.21	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04
Value at end of period	$16.29	$19.21	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28
Number of accumulation units outstanding at end of period	12,155	11,713	13,096	13,274	11,852	11,831	10,365	10,501	9,137	8,557
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.44	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Value at end of period	$9.61	$11.44	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20
Number of accumulation units outstanding at end of period	62,756	74,820	81,646	84,616	94,458	93,740	96,108	54,273	50,771	47,069
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.00	$12.84	$11.73	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66
Value at end of period	$12.68	$15.00	$12.84	$11.73	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70
Number of accumulation units outstanding at end of period	17,500	19,001	18,255	17,757	20,164	18,538	15,790	13,647	12,694	11,210
WANGER INTERNATIONAL
Value at beginning of period	$14.99	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63
Value at end of period	$12.18	$14.99	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33
Number of accumulation units outstanding at end of period	58,301	63,219	66,938	66,157	67,269	57,475	50,629	44,886	37,897	20,191
WANGER SELECT
Value at beginning of period	$29.29	$23.41	$20.91	$21.12	$20.74	$15.60	$13.34	$16.40	$13.12	$8.00
Value at end of period	$25.33	$29.29	$23.41	$20.91	$21.12	$20.74	$15.60	$13.34	$16.40	$13.12
Number of accumulation units outstanding at end of period	38,682	50,307	51,665	51,883	53,916	50,489	49,976	53,318	54,436	47,807
WANGER USA
Value at beginning of period	$28.88	$24.45	$21.78	$22.19	$21.44	$16.23	$13.70	$14.37	$11.80	$8.40
Value at end of period	$28.10	$28.88	$24.45	$21.78	$22.19	$21.44	$16.23	$13.70	$14.37	$11.80
Number of accumulation units outstanding at end of period	32,684	36,211	34,506	38,102	38,955	40,756	40,477	42,097	40,101	36,277

CFI 252

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during July 2016)
Value at beginning of period	$13.73	$11.55	$10.95
Value at end of period	$13.03	$13.73	$11.55
Number of accumulation units outstanding at end of period	5,453	469	5,800
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$46.55	$42.44	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55
Value at end of period	$39.66	$46.55	$42.44	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66
Number of accumulation units outstanding at end of period	14,374	16,909	18,381	20,923	23,874	25,299	29,085	31,687	35,529	35,143

TABLE 29
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$26.18	$20.81	$20.67	$20.44	$19.76	$14.86	$13.10	$14.43
Value at end of period	$25.41	$26.18	$20.81	$20.67	$20.44	$19.76	$14.86	$13.10
Number of accumulation units outstanding at end of period	0	0	0	737	680	599	509	19
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2011)
Value at beginning of period	$21.13	$16.60	$15.63	$15.90	$14.12	$11.65	$10.61	$9.71
Value at end of period	$21.37	$21.13	$16.60	$15.63	$15.90	$14.12	$11.65	$10.61
Number of accumulation units outstanding at end of period	138	138	0	163	1,979	1,673	1,177	680
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2012)
Value at beginning of period	$20.39	$16.98	$15.73	$16.41	$15.23	$11.89	$11.43
Value at end of period	$19.08	$20.39	$16.98	$15.73	$16.41	$15.23	$11.89
Number of accumulation units outstanding at end of period	460	416	0	0	0	81	82
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.08	$11.87	$11.48	$11.89	$11.73	$13.08	$12.42	$10.89
Value at end of period	$11.62	$12.08	$11.87	$11.48	$11.89	$11.73	$13.08	$12.42
Number of accumulation units outstanding at end of period	0	0	0	0	301	426	432	154
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during November 2018)
Value at beginning of period	$10.56
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	25
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$19.43	$15.97	$14.38	$14.10	$13.11	$10.11	$8.74	$9.03	$8.02	$5.75
Value at end of period	$17.90	$19.43	$15.97	$14.38	$14.10	$13.11	$10.11	$8.74	$9.03	$8.02
Number of accumulation units outstanding at end of period	3,197	2,560	261	35	26	19	0	0	0	41

CFI 253

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during April 2014)
Value at beginning of period	$11.82	$11.60	$11.43	$11.56	$11.32
Value at end of period	$11.65	$11.82	$11.60	$11.43	$11.56
Number of accumulation units outstanding at end of period	26	118	0	0	2
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$28.51	$22.91	$21.40	$20.58	$19.09	$14.45	$12.14	$12.93	$11.67	$8.78
Value at end of period	$27.31	$28.51	$22.91	$21.40	$20.58	$19.09	$14.45	$12.14	$12.93	$11.67
Number of accumulation units outstanding at end of period	5,650	4,592	2,948	5,689	6,982	10,200	9,296	6,331	1,380	7,274
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$25.01	$21.10	$18.85	$19.14	$17.45	$13.41	$12.08	$11.43	$10.22	$8.70
Value at end of period	$23.95	$25.01	$21.10	$18.85	$19.14	$17.45	$13.41	$12.08	$11.43	$10.22
Number of accumulation units outstanding at end of period	316	312	326	498	687	1,251	1,245	1,015	123	5
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2013)
Value at beginning of period	$22.87	$20.78	$16.97	$19.18	$17.71	$16.51
Value at end of period	$18.38	$22.87	$20.78	$16.97	$19.18	$17.71
Number of accumulation units outstanding at end of period	103	68	226	26	19	14
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.16	$20.25	$17.75	$18.75	$17.12	$13.34
Value at end of period	$19.74	$23.16	$20.25	$17.75	$18.75	$17.12
Number of accumulation units outstanding at end of period	0	0	10	6	6	2
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during August 2017)
Value at beginning of period	$11.49	$10.91
Value at end of period	$12.24	$11.49
Number of accumulation units outstanding at end of period	195	134
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.74	$24.19	$22.72	$23.54	$21.75	$18.68	$17.12	$16.59	$14.99	$12.12
Value at end of period	$25.69	$26.74	$24.19	$22.72	$23.54	$21.75	$18.68	$17.12	$16.59	$14.99
Number of accumulation units outstanding at end of period	0	0	1,466	1,832	2,587	2,776	2,644	2,330	10	0
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.24
Number of accumulation units outstanding at end of period	878
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2013)
Value at beginning of period	$18.17	$16.24	$14.44	$15.42	$13.95	$13.58
Value at end of period	$15.52	$18.17	$16.24	$14.44	$15.42	$13.95
Number of accumulation units outstanding at end of period	0	0	0	0	3	0
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$58.56	$48.68	$45.66	$45.95	$41.58	$32.09	$27.92	$29.02	$25.08	$18.72
Value at end of period	$54.12	$58.56	$48.68	$45.66	$45.95	$41.58	$32.09	$27.92	$29.02	$25.08
Number of accumulation units outstanding at end of period	5,413	5,199	10,494	9,684	10,954	19,029	16,781	15,130	7,206	3,320

CFI 254

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$36.45	$32.71	$28.08	$29.62	$27.60	$21.82	$18.84	$18.91	$16.63	$12.94
Value at end of period	$32.99	$36.45	$32.71	$28.08	$29.62	$27.60	$21.82	$18.84	$18.91	$16.63
Number of accumulation units outstanding at end of period	149	121	75	246	4,592	15,361	16,786	15,243	14,649	8,916
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$40.31	$30.22	$30.37	$28.71	$26.13	$19.42	$17.15	$17.34	$14.15	$11.17
Value at end of period	$39.72	$40.31	$30.22	$30.37	$28.71	$26.13	$19.42	$17.15	$17.34	$14.15
Number of accumulation units outstanding at end of period	1,470	1,693	2,117	3,909	4,428	12,017	11,301	9,552	10,045	7,923
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.53	$19.07	$20.35	$19.90	$21.93	$17.03	$14.29	$17.48	$15.65	$12.53
Value at end of period	$20.62	$24.53	$19.07	$20.35	$19.90	$21.93	$17.03	$14.29	$17.48	$15.65
Number of accumulation units outstanding at end of period	219	219	219	219	1,051	1,514	914	2,034	2,321	1,735
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$35.59	$32.58	$25.35	$27.73	$27.94	$20.77	$17.78	$18.71	$14.78	$11.60
Value at end of period	$30.60	$35.59	$32.58	$25.35	$27.73	$27.94	$20.77	$17.78	$18.71	$14.78
Number of accumulation units outstanding at end of period	247	280	282	267	1,519	3,352	3,489	3,289	2,311	1,892
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$69.93	$55.63	$55.11	$53.17	$49.67	$35.91	$37.15
Value at end of period	$66.52	$69.93	$55.63	$55.11	$53.17	$49.67	$35.91
Number of accumulation units outstanding at end of period	0	0	715	708	744	1,176	1,074
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$17.07	$15.28	$14.04	$15.09	$14.14	$11.08	$9.86	$9.99	$9.24	$7.30
Value at end of period	$15.27	$17.07	$15.28	$14.04	$15.09	$14.14	$11.08	$9.86	$9.99	$9.24
Number of accumulation units outstanding at end of period	0	0	0	1,845	2,066	2,286	3,160	1,597	3,478	2,650
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$23.82	$22.59	$19.66	$20.70	$18.81	$14.62	$12.93	$13.65	$11.02	$8.82
Value at end of period	$19.98	$23.82	$22.59	$19.66	$20.70	$18.81	$14.62	$12.93	$13.65	$11.02
Number of accumulation units outstanding at end of period	698	660	719	765	2,921	6,613	6,553	6,669	1,792	1,318
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during November 2018)
Value at beginning of period	$10.14
Value at end of period	$10.18
Number of accumulation units outstanding at end of period	26
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$20.52	$17.56	$16.19	$16.49	$15.15	$11.12	$10.17	$10.63	$8.79	$6.83
Value at end of period	$19.04	$20.52	$17.56	$16.19	$16.49	$15.15	$11.12	$10.17	$10.63	$8.79
Number of accumulation units outstanding at end of period	0	0	0	53	0	78	78	79	0	60
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$87.04	$65.43	$62.01	$73.10	$77.80	$72.74	$60.98	$75.43	$60.17	$33.54
Value at end of period	$75.48	$87.04	$65.43	$62.01	$73.10	$77.80	$72.74	$60.98	$75.43	$60.17
Number of accumulation units outstanding at end of period	862	831	566	636	1,294	1,798	1,903	1,428	410	1,892
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$27.69	$24.58	$21.09	$22.70	$20.55	$14.76	$12.68	$13.13	$10.78	$7.96
Value at end of period	$28.52	$27.69	$24.58	$21.09	$22.70	$20.55	$14.76	$12.68	$13.13	$10.78
Number of accumulation units outstanding at end of period	0	0	180	371	339	969	924	661	646	44

CFI 255

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$17.48	$15.65	$14.98	$15.26	$14.31	$12.46	$11.35	$11.71	$10.60	$8.85
Value at end of period	$16.55	$17.48	$15.65	$14.98	$15.26	$14.31	$12.46	$11.35	$11.71	$10.60
Number of accumulation units outstanding at end of period	195	204	3,202	2,947	3,713	4,704	3,895	3,223	991	3,008
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.85	$14.52	$13.98	$14.56	$14.31	$15.96	$14.87	$13.49	$12.64	$10.82
Value at end of period	$14.34	$14.85	$14.52	$13.98	$14.56	$14.31	$15.96	$14.87	$13.49	$12.64
Number of accumulation units outstanding at end of period	11,522	11,095	8,733	8,356	8,168	7,766	6,321	6,030	702	5,515
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$19.39	$18.31	$16.24	$17.13	$17.34	$15.68	$13.68	$14.10	$12.10	$7.64
Value at end of period	$18.50	$19.39	$18.31	$16.24	$17.13	$17.34	$15.68	$13.68	$14.10	$12.10
Number of accumulation units outstanding at end of period	416	374	818	711	628	1,063	983	877	517	0
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.78	$20.57	$19.62	$20.76	$20.70	$20.52	$17.95	$18.62	$16.24	$14.27
Value at end of period	$20.77	$20.78	$20.57	$19.62	$20.76	$20.70	$20.52	$17.95	$18.62	$16.74
Number of accumulation units outstanding at end of period	4,408	4,291	4,966	4,577	5,415	5,268	4,085	3,550	80	0
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during December 2013)
Value at beginning of period	$3.71	$3.43	$2.38	$3.28	$3.63	$3.52
Value at end of period	$3.22	$3.71	$3.43	$2.38	$3.28	$3.63
Number of accumulation units outstanding at end of period	0	0	0	0	7	1
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$29.91	$26.41	$24.82	$25.62	$24.44	$21.21	$18.91	$19.41	$17.23	$14.64
Value at end of period	$27.51	$29.91	$26.41	$24.82	$25.62	$24.44	$21.21	$18.91	$19.41	$17.23
Number of accumulation units outstanding at end of period	98	98	98	98	506	2,929	2,799	2,779	3,093	2,748
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2016)
Value at beginning of period	$12.50	$10.61	$9.91
Value at end of period	$11.50	$12.50	$10.61
Number of accumulation units outstanding at end of period	0	0	27
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.59	$13.48	$12.85	$13.60	$13.72	$14.48	$13.60	$13.28	$11.61	$9.68
Value at end of period	$14.11	$14.59	$13.48	$12.85	$13.60	$13.72	$14.48	$13.60	$13.28	$11.61
Number of accumulation units outstanding at end of period	859	859	105	378	2,030	5,515	5,351	5,490	9,758	9,467
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.92	$9.76	$9.32	$10.01
Value at end of period	$10.72	$11.92	$9.76	$9.32
Number of accumulation units outstanding at end of period	490	490	1,457	1,335
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.37	$12.45	$12.59	$12.76	$12.92	$13.09	$13.26	$13.43	$13.57	$13.70
Value at end of period	$12.40	$12.37	$12.45	$12.59	$12.76	$12.92	$13.09	$13.26	$13.43	$13.57
Number of accumulation units outstanding at end of period	2,450	2,062	1,383	1,612	4,303	9,989	9,869	9,835	12,030	10,290
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$30.29	$25.50	$23.53	$24.18	$22.13	$17.16	$15.01	$15.25	$13.54	$10.53
Value at end of period	$28.56	$30.29	$25.50	$23.53	$24.18	$22.13	$17.16	$15.01	$15.25	$13.54
Number of accumulation units outstanding at end of period	4,112	5,052	5,307	6,950	9,703	12,768	8,328	8,005	8,806	1,109

CFI 256

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.16	$19.23	$17.00	$17.57	$17.60	$16.88	$15.00	$14.55	$12.90	$8.75
Value at end of period	$19.26	$20.16	$19.23	$17.00	$17.57	$17.60	$16.88	$15.00	$14.55	$12.90
Number of accumulation units outstanding at end of period	0	0	0	52	1,168	412	527	528	0	49
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$41.82	$33.99	$31.23	$31.37	$27.91	$21.27	$18.83	$19.09	$16.97	$13.96
Value at end of period	$38.47	$41.82	$33.99	$31.23	$31.37	$27.91	$21.27	$18.83	$19.09	$16.97
Number of accumulation units outstanding at end of period	570	469	541	873	3,034	4,716	4,827	5,723	3,774	790
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$46.00	$41.03	$35.18	$36.29	$33.56	$25.27	$21.75	$22.29	$18.52	$14.25
Value at end of period	$38.89	$46.00	$41.03	$35.18	$36.29	$33.56	$25.27	$21.75	$22.29	$18.52
Number of accumulation units outstanding at end of period	336	559	526	1,460	2,584	5,006	5,005	3,876	2,978	1,043
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.92	$30.34	$24.14	$25.27	$24.28	$17.23	$15.54	$15.86	$13.08	$10.61
Value at end of period	$28.46	$32.92	$30.34	$24.14	$25.27	$24.28	$17.23	$15.54	$15.86	$13.08
Number of accumulation units outstanding at end of period	479	479	479	479	1,224	1,548	1,015	1,350	828	419
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.55	$22.71	$22.05	$22.21	$21.09	$21.39	$19.81	$18.67	$17.22	$15.63
Value at end of period	$23.12	$23.55	$22.71	$22.05	$22.21	$21.09	$21.39	$19.81	$18.67	$17.22
Number of accumulation units outstanding at end of period	4,259	3,847	3,199	4,348	5,423	11,616	12,202	11,806	8,493	5,386
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.79	$8.75	$8.79	$8.99	$9.68	$8.07	$6.89	$7.95	$7.47	$5.25
Value at end of period	$9.19	$10.79	$8.75	$8.79	$8.99	$9.68	$8.07	$6.89	$7.95	$7.47
Number of accumulation units outstanding at end of period	1,351	744	0	43	74	218	213	100	0	10
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.00	$18.74	$18.26	$17.39	$15.50	$11.99	$10.29	$10.31
Value at end of period	$23.33	$24.00	$18.74	$18.26	$17.39	$15.50	$11.99	$10.29
Number of accumulation units outstanding at end of period	2,305	2,721	2,212	3,788	8,573	3,137	1,848	2,911
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.88	$14.17	$12.60	$13.36	$12.30	$9.52	$8.41	$8.23	$6.98	$6.28
Value at end of period	$14.45	$15.88	$14.17	$12.60	$13.36	$12.30	$9.52	$8.41	$8.23	$6.98
Number of accumulation units outstanding at end of period	6,991	6,756	6,828	7,618	28,886	38,261	21,022	19,098	5,924	4,380
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$32.82	$26.58	$25.10	$25.30	$23.55	$18.08	$16.04	$16.33	$12.69	$9.09
Value at end of period	$29.97	$32.82	$26.58	$25.10	$25.30	$23.55	$18.08	$16.04	$16.33	$12.69
Number of accumulation units outstanding at end of period	1,239	1,207	300	607	1,007	1,344	316	419	479	106
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$34.16	$26.36	$25.06	$23.60	$21.14	$16.22	$14.35	$13.95	$12.53	$10.70
Value at end of period	$33.39	$34.16	$26.36	$25.06	$23.60	$21.14	$16.22	$14.35	$13.95	$12.53
Number of accumulation units outstanding at end of period	202	140	0	67	0	0	0	0	0	10
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.07	$16.59	$15.15	$15.03	$13.48	$10.35	$9.07	$8.96	$8.09	$6.88
Value at end of period	$19.12	$20.07	$16.59	$15.15	$15.03	$13.48	$10.35	$9.07	$8.96	$8.09
Number of accumulation units outstanding at end of period	3,118	2,395	101	8	77	3,396	1,138	1,054	1,025	191

CFI 257

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.59	$22.90	$20.12	$21.18	$19.12	$14.74	$12.88	$12.97	$11.82	$10.05
Value at end of period	$23.52	$25.59	$22.90	$20.12	$21.18	$19.12	$14.74	$12.88	$12.97	$11.82
Number of accumulation units outstanding at end of period	0	0	0	0	36	127	123	42	6	25
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$32.43	$26.42	$25.05	$25.58	$23.33	$17.52	$15.37	$15.92	$12.81	$11.40
Value at end of period	$30.29	$32.43	$26.42	$25.05	$25.58	$23.33	$17.52	$15.37	$15.92	$12.81
Number of accumulation units outstanding at end of period	0	0	0	0	57	107	96	85	60	60
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2012)
Value at beginning of period	$20.84	$17.90	$15.99	$16.67	$14.98	$11.31	$10.73
Value at end of period	$18.66	$20.84	$17.90	$15.99	$16.67	$14.98	$11.31
Number of accumulation units outstanding at end of period	3,407	2,518	1,454	1,120	346	51	51
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$21.21	$18.80	$15.73	$16.69	$16.54
Value at end of period	$18.57	$21.21	$18.80	$15.73	$16.69
Number of accumulation units outstanding at end of period	2,491	1,922	1,108	1,018	289
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$21.87	$18.66	$16.67	$17.05	$16.35	$11.91	$10.48	$10.52	$8.06	$6.23
Value at end of period	$18.16	$21.87	$18.66	$16.67	$17.05	$16.35	$11.91	$10.48	$10.52	$8.06
Number of accumulation units outstanding at end of period	0	0	998	824	0	1,530	1,744	1,503	1,277	148
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$62.70	$57.08	$46.45	$47.43	$45.10	$33.17	$29.34	$30.48	$24.83	$19.72
Value at end of period	$52.08	$62.70	$57.08	$46.45	$47.43	$45.10	$33.17	$29.34	$30.48	$24.83
Number of accumulation units outstanding at end of period	101	447	418	535	1,046	1,945	1,490	1,779	2,258	1,182
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$17.13	$15.05	$14.40	$14.60	$14.01	$12.20	$10.90	$11.39	$10.14	$8.17
Value at end of period	$15.94	$17.13	$15.05	$14.40	$14.60	$14.01	$12.20	$10.90	$11.39	$10.14
Number of accumulation units outstanding at end of period	2,294	2,235	2,006	8,686	10,047	11,335	14,452	8,429	2,810	959
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$18.58	$15.76	$15.02	$15.29	$14.66	$12.34	$10.86	$11.54	$10.20	$8.05
Value at end of period	$16.80	$18.58	$15.76	$15.02	$15.29	$14.66	$12.34	$10.86	$11.54	$10.20
Number of accumulation units outstanding at end of period	1,551	1,138	607	518	1,578	3,696	3,789	4,411	3,650	2,120
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$19.34	$16.16	$15.39	$15.74	$15.03	$12.33	$10.82	$11.56	$10.17	$7.93
Value at end of period	$17.14	$19.34	$16.16	$15.39	$15.74	$15.03	$12.33	$10.82	$11.56	$10.17
Number of accumulation units outstanding at end of period	1,946	1,381	0	150	2,181	2,278	1,734	2,131	155	0
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2011)
Value at beginning of period	$19.42	$16.17	$15.39	$15.73	$15.00	$12.30	$10.79	$9.92
Value at end of period	$17.15	$19.42	$16.17	$15.39	$15.73	$15.00	$12.30	$10.79
Number of accumulation units outstanding at end of period	218	61	369	688	367	346	286	75
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.18	$14.07	$13.64	$13.81	$13.23	$12.53	$11.56	$11.67	$10.79	$9.33
Value at end of period	$14.53	$15.18	$14.07	$13.64	$13.81	$13.23	$12.53	$11.56	$11.67	$10.79
Number of accumulation units outstanding at end of period	2,157	2,160	2,161	2,166	0	57	58	59	0	5

CFI 258

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2012)
Value at beginning of period	$13.59	$12.49	$11.95	$12.15	$11.66	$10.78	$10.32
Value at end of period	$12.85	$13.59	$12.49	$11.95	$12.15	$11.66	$10.78
Number of accumulation units outstanding at end of period	246	133	0	0	0	270	270
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$24.76	$22.69	$21.75	$22.08	$20.98	$18.96	$17.10	$17.02	$15.52	$13.34
Value at end of period	$23.45	$24.76	$22.69	$21.75	$22.08	$20.98	$18.96	$17.10	$17.02	$15.52
Number of accumulation units outstanding at end of period	0	0	1,396	1,326	1,216	1,575	1,373	1,299	522	485
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$27.26	$23.43	$22.20	$22.76	$21.63	$17.91	$15.78	$16.46	$14.75	$11.93
Value at end of period	$24.67	$27.26	$23.43	$22.20	$22.76	$21.63	$17.91	$15.78	$16.46	$14.75
Number of accumulation units outstanding at end of period	205	93	0	0	63	46	47	58	50	57
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$25.68	$22.73	$21.59	$22.00	$20.89	$18.15	$16.19	$16.49	$14.91	$12.40
Value at end of period	$23.81	$25.68	$22.73	$21.59	$22.00	$20.89	$18.15	$16.19	$16.49	$14.91
Number of accumulation units outstanding at end of period	249	399	366	366	366	480	114	120	368	0
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$12.36	$12.13	$12.01	$12.14	$11.63	$12.09	$12.01
Value at end of period	$12.16	$12.36	$12.13	$12.01	$12.14	$11.63	$12.09
Number of accumulation units outstanding at end of period	58	33	0	0	27	79	68
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$36.23	$33.03	$26.97	$27.81	$25.05	$19.32	$16.82	$17.60	$14.61	$10.91
Value at end of period	$30.63	$36.23	$33.03	$26.97	$27.81	$25.05	$19.32	$16.82	$17.60	$14.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	34	28	0	0
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$36.58	$28.90	$27.80	$29.65	$28.79	$21.01	$17.78	$17.63	$14.12	$10.58
Value at end of period	$35.42	$36.58	$28.90	$27.80	$29.65	$28.79	$21.01	$17.78	$17.63	$14.12
Number of accumulation units outstanding at end of period	280	280	281	281	1,887	1,224	1,492	1,479	63	598
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.48	$13.25	$13.30	$13.67	$12.14	$11.83	$9.51	$10.15	$8.90
Value at end of period	$13.08	$14.48	$13.25	$13.30	$13.67	$12.14	$11.83	$9.51	$10.15
Number of accumulation units outstanding at end of period	0	80	80	669	1,564	916	544	110	1
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.74	$17.09	$16.61	$16.34	$12.75	$12.65	$11.09	$10.26	$8.13	$6.06
Value at end of period	$16.17	$17.74	$17.09	$16.61	$16.34	$12.75	$12.65	$11.09	$10.26	$8.13
Number of accumulation units outstanding at end of period	860	837	5	5	4	2,345	1,823	1,568	1,565	1,775
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$36.39	$30.32	$28.34	$27.88	$25.04	$18.82	$16.99	$18.05	$16.32	$12.56
Value at end of period	$32.69	$36.39	$30.32	$28.34	$27.88	$25.04	$18.82	$16.99	$18.05	$16.32
Number of accumulation units outstanding at end of period	0	0	68	1,396	1,275	1,472	1,322	396	286	286
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.99	$18.26	$14.95	$15.61	$15.15	$10.97	$9.73	$10.13	$8.19	$6.65
Value at end of period	$16.23	$19.99	$18.26	$14.95	$15.61	$15.15	$10.97	$9.73	$10.13	$8.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	118	118	0	0	31

CFI 259

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$25.41	$21.88	$18.81	$20.27	$18.82	$14.12	$12.06	$12.47	$10.98	$8.65
Value at end of period	$21.97	$25.41	$21.88	$18.81	$20.27	$18.82	$14.12	$12.06	$12.47	$10.98
Number of accumulation units outstanding at end of period	0	0	0	0	107	3,461	3,255	2,831	166	166
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.16	$20.24	$17.79	$18.40	$17.11	$13.87	$12.46	$12.76	$11.51	$9.50
Value at end of period	$19.80	$22.16	$20.24	$17.79	$18.40	$17.11	$13.87	$12.46	$12.76	$11.51
Number of accumulation units outstanding at end of period	7,002	6,786	8,866	13,735	17,582	18,228	18,973	17,601	16,294	12,773
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.27	$20.70	$17.48	$18.25	$16.79	$12.70	$11.23	$11.63	$10.47	$8.56
Value at end of period	$19.85	$23.27	$20.70	$17.48	$18.25	$16.79	$12.70	$11.23	$11.63	$10.47
Number of accumulation units outstanding at end of period	1	1	0	0	0	154	154	154	154	1,319
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.31	$19.35	$17.35	$20.88	$20.96	$22.52	$19.16	$23.75	$20.00	$11.81
Value at end of period	$22.44	$27.31	$19.35	$17.35	$20.88	$20.96	$22.52	$19.16	$23.75	$20.00
Number of accumulation units outstanding at end of period	667	660	0	579	1,052	766	584	115	0	82
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$37.01	$32.96	$29.12	$30.42	$26.80	$20.64	$17.42	$18.60
Value at end of period	$32.07	$37.01	$32.96	$29.12	$30.42	$26.80	$20.64	$17.42
Number of accumulation units outstanding at end of period	0	0	76	528	1,259	788	577	158
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.87	$26.19	$21.82	$22.95	$21.46	$15.65	$13.35	$13.71	$10.96	$8.72
Value at end of period	$26.38	$29.87	$26.19	$21.82	$22.95	$21.46	$15.65	$13.35	$13.71	$10.96
Number of accumulation units outstanding at end of period	0	0	0	34	30	26	35	0	0	0
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$26.10	$19.37	$19.58	$19.05	$18.86	$15.03	$12.51	$13.80	$12.04	$8.74
Value at end of period	$22.36	$26.10	$19.37	$19.58	$19.05	$18.86	$15.03	$12.51	$13.80	$12.04
Number of accumulation units outstanding at end of period	3,869	4,314	4,944	6,611	10,686	24,797	23,061	23,373	21,636	10,091
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$20.78	$19.61	$17.38	$18.47	$18.64	$16.81	$14.66	$14.96	$12.73	$7.72
Value at end of period	$19.97	$20.78	$19.61	$17.38	$18.47	$18.64	$16.81	$14.66	$14.96	$12.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	32
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$26.04	$22.92	$21.49	$20.69	$18.69	$15.49	$13.71	$13.50	$11.99	$9.12
Value at end of period	$25.83	$26.04	$22.92	$21.49	$20.69	$18.69	$15.49	$13.71	$13.50	$11.99
Number of accumulation units outstanding at end of period	17,991	17,062	14,059	11,833	9,696	13,496	12,827	10,890	870	452
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.92	$24.29	$22.91	$22.75	$20.61	$15.44	$13.47	$14.18	$11.17	$7.73
Value at end of period	$28.58	$29.92	$24.29	$22.91	$22.75	$20.61	$15.44	$13.47	$14.18	$11.17
Number of accumulation units outstanding at end of period	142	140	1,835	1,709	2,975	11,849	11,651	13,904	13,518	8,265
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$30.37	$26.47	$22.58	$24.57	$23.16	$18.09	$15.63	$15.98	$14.08	$11.42
Value at end of period	$27.18	$30.37	$26.47	$22.58	$24.57	$23.16	$18.09	$15.63	$15.98	$14.08
Number of accumulation units outstanding at end of period	0	0	47	64	84	458	465	369	339	361
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$54.03	$40.97	$40.89	$37.38	$34.85	$25.35	$21.60	$22.12	$19.17	$13.59
Value at end of period	$52.75	$54.03	$40.97	$40.89	$37.38	$34.85	$25.35	$21.60	$22.12	$19.17
Number of accumulation units outstanding at end of period	1,634	1,854	2,564	2,650	3,545	6,162	4,454	4,983	6,464	1,608

CFI 260

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.09	$15.13	$15.04	$15.38	$15.75	$13.96	$11.91	$13.76	$12.25	$9.02
Value at end of period	$16.18	$19.09	$15.13	$15.04	$15.38	$15.75	$13.96	$11.91	$13.76	$12.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	13	13	21
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.38	$9.43	$9.38	$9.83	$10.66	$8.98	$7.65	$8.81	$8.19	$6.28
Value at end of period	$9.56	$11.38	$9.43	$9.38	$9.83	$10.66	$8.98	$7.65	$8.81	$8.19
Number of accumulation units outstanding at end of period	0	832	831	1,214	3,957	10,488	11,982	3,087	1,767	836
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$14.91	$12.78	$11.67	$12.79	$13.33	$10.34	$8.60	$9.24	$8.69	$6.65
Value at end of period	$12.60	$14.91	$12.78	$11.67	$12.79	$13.33	$10.34	$8.60	$9.24	$8.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	5
WANGER INTERNATIONAL
Value at beginning of period	$14.91	$11.36	$11.68	$11.82	$12.53	$10.37	$8.64	$10.25	$8.32	$5.62
Value at end of period	$12.11	$14.91	$11.36	$11.68	$11.82	$12.53	$10.37	$8.64	$10.25	$8.32
Number of accumulation units outstanding at end of period	43	43	0	0	2,288	721	55	40	0	8
WANGER SELECT
Value at beginning of period	$29.09	$23.26	$20.79	$21.01	$20.64	$15.53	$13.29	$16.35	$13.09	$7.98
Value at end of period	$25.15	$29.09	$23.26	$20.79	$21.01	$20.64	$15.53	$13.29	$16.35	$13.09
Number of accumulation units outstanding at end of period	1,562	1,691	1,599	2,138	2,058	1,892	1,105	694	622	301
WANGER USA
Value at beginning of period	$28.68	$24.30	$21.65	$22.07	$21.34	$16.16	$13.64	$14.32	$11.76	$8.38
Value at end of period	$27.90	$28.68	$24.30	$21.65	$22.07	$21.34	$16.16	$13.64	$14.32	$11.76
Number of accumulation units outstanding at end of period	3,254	3,362	3,248	3,197	3,118	8,087	8,421	6,703	1,169	543
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$46.14	$42.09	$33.09	$35.12	$33.14	$24.31	$21.71	$22.48	$18.58	$14.49
Value at end of period	$39.30	$46.14	$42.09	$33.09	$35.12	$33.14	$24.31	$21.71	$22.48	$18.58
Number of accumulation units outstanding at end of period	0	0	78	72	334	2,175	2,132	2,074	1,729	8,509

TABLE 30
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during September 2011)
Value at beginning of period	$26.07	$20.73	$20.60	$20.38	$19.71	$14.83	$13.08	$12.03
Value at end of period	$25.29	$26.07	$20.73	$20.60	$20.38	$19.71	$14.83	$13.08
Number of accumulation units outstanding at end of period	0	7	5	14	9	920	853	762
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2011)
Value at beginning of period	$21.04	$16.53	$15.57	$15.85	$14.09	$11.62	$10.59	$9.69
Value at end of period	$21.26	$21.04	$16.53	$15.57	$15.85	$14.09	$11.62	$10.59
Number of accumulation units outstanding at end of period	119	74	32	0	13	256	73	495

CFI 261

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$20.30	$16.91	$15.67	$16.35	$15.19	$11.87	$10.97	$10.91	$9.85	$8.61
Value at end of period	$18.98	$20.30	$16.91	$15.67	$16.35	$15.19	$11.87	$10.97	$10.91	$9.85
Number of accumulation units outstanding at end of period	0	0	0	0	48	922	685	488	0	500
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.02	$11.82	$11.44	$11.85	$11.70	$13.05	$12.40	$11.12	$10.69	$10.22
Value at end of period	$11.56	$12.02	$11.82	$11.44	$11.85	$11.70	$13.05	$12.40	$11.12	$10.69
Number of accumulation units outstanding at end of period	0	128	105	82	293	734	0	0	0	598
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$19.34	$15.90	$14.33	$14.05	$13.08	$10.08	$8.72	$9.02	$8.02	$6.09
Value at end of period	$17.81	$19.34	$15.90	$14.33	$14.05	$13.08	$10.08	$8.72	$9.02	$8.02
Number of accumulation units outstanding at end of period	0	2,548	2,360	2,266	4,805	5,779	1,031	461	0	9
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2011)
Value at beginning of period	$17.55	$14.03	$13.44	$13.27	$13.21	$10.35	$8.60	$8.15
Value at end of period	$15.64	$17.55	$14.03	$13.44	$13.27	$13.21	$10.35	$8.60
Number of accumulation units outstanding at end of period	0	0	0	0	266	2,036	1,614	1,372
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$11.76	$11.55	$11.39	$11.52	$11.06	$11.44	$10.95	$10.42	$9.85	$8.69
Value at end of period	$11.59	$11.76	$11.55	$11.39	$11.52	$11.06	$11.44	$10.95	$10.42	$9.85
Number of accumulation units outstanding at end of period	0	0	0	0	343	252	0	0	0	4
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$28.32	$22.76	$21.28	$20.47	$18.99	$14.39	$12.10	$12.89	$11.63	$8.76
Value at end of period	$27.11	$28.32	$22.76	$21.28	$20.47	$18.99	$14.39	$12.10	$12.89	$11.63
Number of accumulation units outstanding at end of period	726	14,282	11,667	10,714	5,612	5,135	542	292	781	7,690
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$24.84	$20.96	$18.74	$19.04	$17.36	$13.35	$12.03	$11.39	$10.19	$8.68
Value at end of period	$23.77	$24.84	$20.96	$18.74	$19.04	$17.36	$13.35	$12.03	$11.39	$10.19
Number of accumulation units outstanding at end of period	30	30	149	68	31	984	711	382	839	6,716
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during April 2012)
Value at beginning of period	$22.79	$20.71	$16.92	$19.13	$17.67	$12.40	$11.70
Value at end of period	$18.30	$22.79	$20.71	$16.92	$19.13	$17.67	$12.40
Number of accumulation units outstanding at end of period	0	15	12	17	13	488	215
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2013)
Value at beginning of period	$23.08	$20.18	$17.70	$18.71	$17.09	$14.54
Value at end of period	$19.65	$23.08	$20.18	$17.70	$18.71	$17.09
Number of accumulation units outstanding at end of period	0	0	0	9	5	2
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.31	$9.52	$10.68	$11.26	$11.52	$9.33	$7.54	$8.24	$7.89	$7.57
Value at end of period	$10.82	$12.31	$9.52	$10.68	$11.26	$11.52	$9.33	$7.54	$8.24	$7.89
Number of accumulation units outstanding at end of period	0	64	35	32	231	452	140	0	0	1

CFI 262

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$11.97	$10.39	$9.80
Value at end of period	$11.25	$11.97	$10.39
Number of accumulation units outstanding at end of period	1	344	322
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.46	$23.94	$22.50	$23.32	$21.56	$18.52	$16.99	$16.47	$14.89	$12.05
Value at end of period	$25.40	$26.46	$23.94	$22.50	$23.32	$21.56	$18.52	$16.99	$16.47	$14.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	179	2,704
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2012)
Value at beginning of period	$18.08	$16.17	$14.38	$15.37	$13.91	$10.43	$10.36
Value at end of period	$15.44	$18.08	$16.17	$14.38	$15.37	$13.91	$10.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,331	1,240
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$57.93	$48.18	$45.21	$45.52	$41.22	$31.82	$27.71	$28.81	$24.91	$18.61
Value at end of period	$53.51	$57.93	$48.18	$45.21	$45.52	$41.22	$31.82	$27.71	$28.81	$24.91
Number of accumulation units outstanding at end of period	170	1,538	1,447	1,437	1,873	2,630	949	1,091	1,082	7,028
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$36.06	$32.37	$27.80	$29.34	$27.36	$21.64	$18.70	$18.77	$16.52	$12.86
Value at end of period	$32.62	$36.06	$32.37	$27.80	$29.34	$27.36	$21.64	$18.70	$18.77	$16.52
Number of accumulation units outstanding at end of period	1	1	1	1	32	24	30	31	80	2,975
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$39.88	$29.91	$30.07	$28.44	$25.90	$19.26	$17.02	$17.21	$14.05	$11.10
Value at end of period	$39.27	$39.88	$29.91	$30.07	$28.44	$25.90	$19.26	$17.02	$17.21	$14.05
Number of accumulation units outstanding at end of period	0	0	0	0	422	322	0	0	2,398	9,320
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.26	$18.88	$20.15	$19.71	$21.74	$16.89	$14.18	$17.35	$15.55	$12.45
Value at end of period	$20.39	$24.26	$18.88	$20.15	$19.71	$21.74	$16.89	$14.18	$17.35	$15.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	664
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$35.29	$32.33	$25.17	$27.55	$27.76	$20.65	$17.68	$18.62	$14.72	$11.55
Value at end of period	$30.33	$35.29	$32.33	$25.17	$27.55	$27.76	$20.65	$17.68	$18.62	$14.72
Number of accumulation units outstanding at end of period	120	2,255	2,506	874	1,208	931	122	122	497	1,407
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$21.32	$18.78	$17.00	$18.01	$17.47	$16.05
Value at end of period	$18.52	$21.32	$18.78	$17.00	$18.01	$17.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	11
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$69.73	$55.50	$55.00	$53.09	$49.63	$35.89	$37.15
Value at end of period	$66.29	$69.73	$55.50	$55.00	$53.09	$49.63	$35.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$16.91	$15.15	$13.92	$14.98	$14.04	$11.01	$9.80	$9.94	$9.19	$7.26
Value at end of period	$15.12	$16.91	$15.15	$13.92	$14.98	$14.04	$11.01	$9.80	$9.94	$9.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	4,182	9,942

CFI 263

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during January 2016)
Value at beginning of period	$13.61	$10.38	$9.99
Value at end of period	$12.74	$13.61	$10.38
Number of accumulation units outstanding at end of period	0	3,429	2,656
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.99	$20.31	$16.32	$17.15	$16.55	$12.37	$10.80	$11.15	$9.06	$7.31
Value at end of period	$18.06	$21.99	$20.31	$16.32	$17.15	$16.55	$12.37	$10.80	$11.15	$9.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	13
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$23.63	$22.42	$19.52	$20.56	$18.69	$14.54	$12.86	$13.58	$10.98	$8.79
Value at end of period	$19.80	$23.63	$22.42	$19.52	$20.56	$18.69	$14.54	$12.86	$13.58	$10.98
Number of accumulation units outstanding at end of period	158	158	159	159	309	1,388	1,245	1,165	1,688	3,620
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$20.40	$17.46	$16.11	$16.42	$15.09	$11.09	$10.14	$10.60	$8.77	$6.82
Value at end of period	$18.92	$20.40	$17.46	$16.11	$16.42	$15.09	$11.09	$10.14	$10.60	$8.77
Number of accumulation units outstanding at end of period	0	0	0	0	241	167	0	0	0	1,252
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$86.29	$64.89	$61.53	$72.58	$77.28	$72.29	$60.63	$75.04	$59.89	$33.40
Value at end of period	$74.79	$86.29	$64.89	$61.53	$72.58	$77.28	$72.29	$60.63	$75.04	$59.89
Number of accumulation units outstanding at end of period	23	23	23	23	307	629	404	196	377	613
OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND (CLASS Y)
(Funds were first received in this option during January 2016)
Value at beginning of period	$14.87	$10.90	$10.79
Value at end of period	$13.32	$14.87	$10.90
Number of accumulation units outstanding at end of period	0	2,884	1,951
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$27.52	$24.43	$20.98	$22.59	$20.46	$14.71	$12.63	$13.09	$10.76	$7.95
Value at end of period	$24.34	$27.52	$24.43	$20.98	$22.59	$20.46	$14.71	$12.63	$13.09	$10.76
Number of accumulation units outstanding at end of period	0	563	525	27	0	0	0	0	135	1,915
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$17.33	$15.52	$14.87	$15.15	$14.22	$12.39	$11.28	$11.65	$10.55	$8.81
Value at end of period	$16.40	$17.33	$15.52	$14.87	$15.15	$14.22	$12.39	$11.28	$11.65	$10.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	106	962
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.75	$14.42	$13.90	$14.48	$14.24	$15.90	$14.81	$13.45	$12.61	$10.80
Value at end of period	$14.23	$14.75	$14.42	$13.90	$14.48	$14.24	$15.90	$14.81	$13.45	$12.61
Number of accumulation units outstanding at end of period	0	0	0	0	300	1,966	1,622	761	0	429
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$19.25	$18.20	$16.15	$17.04	$17.25	$15.61	$13.63	$14.05	$12.06	$7.62
Value at end of period	$18.37	$19.25	$18.20	$16.15	$17.04	$17.25	$15.61	$13.63	$14.05	$12.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	440	440
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.64	$20.44	$19.50	$20.65	$20.60	$20.43	$17.88	$18.56	$16.70	$14.24
Value at end of period	$20.62	$20.64	$20.44	$19.50	$20.65	$20.60	$20.43	$17.88	$18.56	$16.70
Number of accumulation units outstanding at end of period	14	1,690	1,504	1,422	1,279	2,164	660	599	1,210	6,163

CFI 264

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$29.59	$26.14	$24.58	$25.38	$24.22	$21.03	$18.76	$19.27	$17.12	$14.55
Value at end of period	$27.20	$29.59	$26.14	$24.58	$25.38	$24.22	$21.03	$18.76	$19.27	$17.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,091	1,042	1,005	0	3,283
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.36	$13.27	$12.66	$13.59	$13.53	$14.29	$13.60	$13.29	$11.63	$9.69
Value at end of period	$13.88	$14.36	$13.27	$12.66	$13.59	$13.53	$14.29	$13.60	$13.29	$11.63
Number of accumulation units outstanding at end of period	112	112	113	114	668	713	116	116	658	1,432
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.90	$9.75	$9.32	$10.01
Value at end of period	$10.70	$11.90	$9.75	$9.32
Number of accumulation units outstanding at end of period	89	94	94	95
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.23	$12.33	$12.47	$12.64	$12.81	$12.98	$13.15	$13.33	$13.48	$13.62
Value at end of period	$12.26	$12.23	$12.33	$12.47	$12.64	$12.81	$12.98	$13.15	$13.33	$13.48
Number of accumulation units outstanding at end of period	3,472	24	0	0	0	0	0	0	656	10,021
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$29.96	$25.24	$23.30	$23.96	$21.94	$17.02	$14.90	$15.14	$13.45	$10.46
Value at end of period	$28.24	$29.96	$25.24	$23.30	$23.96	$21.94	$17.02	$14.90	$15.14	$13.45
Number of accumulation units outstanding at end of period	0	756	541	297	60	8,886	8,164	7,343	377	213
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.03	$19.12	$16.91	$17.49	$17.52	$16.82	$14.95	$14.51	$12.87	$8.73
Value at end of period	$19.13	$20.03	$19.12	$16.91	$17.49	$17.52	$16.82	$14.95	$14.51	$12.87
Number of accumulation units outstanding at end of period	0	0	0	0	54	1,723	1,551	762	0	2
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$41.38	$33.65	$30.93	$31.09	$27.67	$21.10	$18.69	$18.96	$16.86	$13.87
Value at end of period	$38.04	$41.38	$33.65	$30.93	$31.09	$27.67	$21.10	$18.69	$18.96	$16.86
Number of accumulation units outstanding at end of period	1	1	1	1	1	410	410	410	1	1,244
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$45.55	$40.65	$34.87	$35.99	$33.30	$25.08	$21.60	$22.15	$18.41	$14.17
Value at end of period	$38.49	$45.55	$40.65	$34.87	$35.99	$33.30	$25.08	$21.60	$22.15	$18.41
Number of accumulation units outstanding at end of period	43	46	47	47	194	844	707	660	64	1,595
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.59	$30.06	$23.93	$25.06	$24.09	$17.11	$15.43	$15.76	$13.00	$10.55
Value at end of period	$28.17	$32.59	$30.06	$23.93	$25.06	$24.09	$17.11	$15.43	$15.76	$13.00
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	1	1	20	840
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.30	$22.48	$21.84	$22.00	$20.91	$21.22	$19.66	$18.53	$17.10	$15.53
Value at end of period	$22.86	$23.30	$22.48	$21.84	$22.00	$20.91	$21.22	$19.66	$18.53	$17.10
Number of accumulation units outstanding at end of period	366	1,681	1,632	1,747	156	901	688	524	193	3,587
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.74	$8.71	$8.76	$8.96	$9.65	$8.05	$6.88	$7.94	$7.46	$6.87
Value at end of period	$9.14	$10.74	$8.71	$8.76	$8.96	$9.65	$8.05	$6.88	$7.94	$7.46
Number of accumulation units outstanding at end of period	45	45	45	46	46	46	47	47	48	102

CFI 265

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$23.91	$18.68	$18.21	$17.35	$16.34
Value at end of period	$23.24	$23.91	$18.68	$18.21	$17.35
Number of accumulation units outstanding at end of period	1	2	2	2	489
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.79	$14.09	$12.54	$13.30	$12.25	$9.49	$8.38	$8.21	$6.97	$6.27
Value at end of period	$14.36	$15.79	$14.09	$12.54	$13.30	$12.25	$9.49	$8.38	$8.21	$6.97
Number of accumulation units outstanding at end of period	190	207	209	210	417	15,661	14,505	13,278	34	197
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2016)
Value at beginning of period	$14.29	$12.79	$11.62
Value at end of period	$12.97	$14.29	$12.79
Number of accumulation units outstanding at end of period	1	578	543
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$32.55	$26.38	$24.92	$25.13	$23.40	$17.97	$15.95	$16.25	$12.64	$9.06
Value at end of period	$29.71	$32.55	$26.38	$24.92	$25.13	$23.40	$17.97	$15.95	$16.25	$12.64
Number of accumulation units outstanding at end of period	13	1,481	1,324	1,266	2,570	2,484	13	13	13	175
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$34.01	$26.26	$24.98	$23.53	$21.09	$16.19	$14.33	$13.94	$12.53	$10.70
Value at end of period	$33.23	$34.01	$26.26	$24.98	$23.53	$21.09	$16.19	$14.33	$13.94	$12.53
Number of accumulation units outstanding at end of period	0	0	0	0	28	12	0	0	32	30
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.97	$16.52	$15.09	$14.98	$13.45	$10.32	$9.05	$8.95	$8.08	$6.88
Value at end of period	$19.02	$19.97	$16.52	$15.09	$14.98	$13.45	$10.32	$9.05	$8.95	$8.08
Number of accumulation units outstanding at end of period	0	0	0	0	981	681	0	0	49	47
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.48	$22.81	$20.05	$21.12	$19.08	$14.71	$12.86	$12.96	$11.82	$10.05
Value at end of period	$23.41	$25.48	$22.81	$20.05	$21.12	$19.08	$14.71	$12.86	$12.96	$11.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	34	32
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2016)
Value at beginning of period	$20.74	$17.82	$15.50
Value at end of period	$18.56	$20.74	$17.82
Number of accumulation units outstanding at end of period	0	1,950	1,348
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$21.10	$18.72	$15.67	$16.64	$16.07	$13.60
Value at end of period	$18.47	$21.10	$18.72	$15.67	$16.64	$16.07
Number of accumulation units outstanding at end of period	0	16	13	134	99	65
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$21.69	$18.52	$16.55	$16.93	$16.25	$11.84	$10.42	$10.47	$8.02	$6.20
Value at end of period	$18.00	$21.69	$18.52	$16.55	$16.93	$16.25	$11.84	$10.42	$10.47	$8.02
Number of accumulation units outstanding at end of period	0	1,752	1,589	1,519	1,620	1,410	0	0	0	0

CFI 266

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$62.05	$56.52	$46.01	$47.01	$44.72	$32.91	$29.13	$30.27	$24.67	$19.60
Value at end of period	$51.52	$62.05	$56.52	$46.01	$47.01	$44.72	$32.91	$29.13	$30.27	$24.67
Number of accumulation units outstanding at end of period	0	0	0	0	29	23	0	0	0	2,138
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$17.02	$14.96	$14.32	$14.53	$13.95	$12.16	$10.86	$11.36	$10.12	$8.15
Value at end of period	$15.83	$17.02	$14.96	$14.32	$14.53	$13.95	$12.16	$10.86	$11.36	$10.12
Number of accumulation units outstanding at end of period	0	0	0	0	3,165	2,380	0	0	0	22,876
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$18.46	$15.66	$14.94	$15.22	$14.60	$12.29	$10.83	$11.51	$10.18	$8.04
Value at end of period	$16.69	$18.46	$15.66	$14.94	$15.22	$14.60	$12.29	$10.83	$11.51	$10.18
Number of accumulation units outstanding at end of period	7	8	9	10	10	11	12	13	14	7,736
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$19.22	$16.07	$15.31	$15.66	$14.96	$12.29	$10.79	$11.52	$10.15	$7.92
Value at end of period	$17.02	$19.22	$16.07	$15.31	$15.66	$14.96	$12.29	$10.79	$11.52	$10.15
Number of accumulation units outstanding at end of period	0	0	0	0	4,234	3,156	0	0	67	7,127
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$19.35	$16.12	$15.35	$15.69	$15.12
Value at end of period	$17.07	$19.35	$16.12	$15.35	$15.69
Number of accumulation units outstanding at end of period	0	0	147	44	82
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$24.49	$22.46	$21.54	$21.87	$20.79	$18.80	$16.97	$16.89	$15.42	$13.26
Value at end of period	$23.19	$24.49	$22.46	$21.54	$21.87	$20.79	$18.80	$16.97	$16.89	$15.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	24
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$26.97	$23.19	$21.98	$22.55	$21.44	$17.76	$15.65	$16.34	$14.65	$11.86
Value at end of period	$24.39	$26.97	$23.19	$21.98	$22.55	$21.44	$17.76	$15.65	$16.34	$14.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	400
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$25.41	$22.49	$21.38	$21.79	$20.70	$18.00	$16.06	$16.37	$14.81	$12.32
Value at end of period	$23.55	$25.41	$22.49	$21.38	$21.79	$20.70	$18.00	$16.06	$16.37	$14.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	25
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.30	$12.08	$11.97	$12.10	$11.60	$12.07	$11.78	$11.13	$10.63	$10.27
Value at end of period	$12.09	$12.30	$12.08	$11.97	$12.10	$11.60	$12.07	$11.78	$11.13	$10.63
Number of accumulation units outstanding at end of period	0	0	0	0	222	167	0	0	0	585
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$35.95	$32.79	$26.79	$27.63	$24.90	$19.21	$16.74	$17.52	$14.55	$10.87
Value at end of period	$30.37	$35.95	$32.79	$26.79	$27.63	$24.90	$19.21	$16.74	$17.52	$14.55
Number of accumulation units outstanding at end of period	0	0	0	0	545	449	0	0	0	147
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$36.29	$28.69	$27.61	$29.47	$28.62	$20.90	$17.70	$17.55	$14.06	$10.54
Value at end of period	$35.12	$36.29	$28.69	$27.61	$29.47	$28.62	$20.90	$17.70	$17.55	$14.06
Number of accumulation units outstanding at end of period	22	27	27	28	987	765	84	84	377	1,595

CFI 267

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.42	$13.19	$13.25	$13.63	$12.11	$11.81	$9.49	$10.14	$8.84	$6.70
Value at end of period	$13.01	$14.42	$13.19	$13.25	$13.63	$12.11	$11.81	$9.49	$10.14	$8.84
Number of accumulation units outstanding at end of period	0	0	0	0	89	52	0	0	0	267
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.64	$17.00	$16.52	$16.27	$12.70	$12.61	$11.06	$10.24	$8.11	$6.05
Value at end of period	$16.07	$17.64	$17.00	$16.52	$16.27	$12.70	$12.61	$11.06	$10.24	$8.11
Number of accumulation units outstanding at end of period	1	2,300	1,919	1,551	1,891	1,619	0	0	0	2,022
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$36.10	$30.10	$28.14	$27.70	$24.88	$18.72	$16.90	$17.97	$16.26	$12.52
Value at end of period	$32.41	$36.10	$30.10	$28.14	$27.70	$24.88	$18.72	$16.90	$17.97	$16.26
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	206
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$19.87	$18.16	$14.88	$15.54	$15.10	$10.93	$9.70	$10.11	$8.18	$6.55
Value at end of period	$16.12	$19.87	$18.16	$14.88	$15.54	$15.10	$10.93	$9.70	$10.11	$8.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	209
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$25.21	$21.72	$18.69	$20.14	$18.71	$14.05	$12.00	$12.42	$10.93	$8.62
Value at end of period	$21.79	$25.21	$21.72	$18.69	$20.14	$18.71	$14.05	$12.00	$12.42	$10.93
Number of accumulation units outstanding at end of period	0	1	1	1	2,321	1,778	1	1	484	715
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.28	$19.45	$17.10	$17.70	$16.46	$13.35	$12.00	$12.30	$11.10	$9.17
Value at end of period	$19.01	$21.28	$19.45	$17.10	$17.70	$16.46	$13.35	$12.00	$12.30	$11.10
Number of accumulation units outstanding at end of period	0	138	122	103	371	361	0	0	2,066	4,654
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.12	$20.57	$17.39	$18.16	$16.71	$12.65	$11.20	$11.60	$10.45	$8.55
Value at end of period	$19.71	$23.12	$20.57	$17.39	$18.16	$16.71	$12.65	$11.20	$11.60	$10.45
Number of accumulation units outstanding at end of period	0	0	0	9	270	208	52	52	305	268
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.14	$19.23	$17.26	$20.77	$20.87	$22.44	$19.09	$23.68	$19.95	$11.79
Value at end of period	$22.28	$27.14	$19.23	$17.26	$20.77	$20.87	$22.44	$19.09	$23.68	$19.95
Number of accumulation units outstanding at end of period	0	0	0	0	492	335	0	497	0	6
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$36.72	$32.72	$28.92	$30.23	$26.65	$20.53	$17.34	$17.26	$14.23	$11.48
Value at end of period	$31.81	$36.72	$32.72	$28.92	$30.23	$26.65	$20.53	$17.34	$17.26	$14.23
Number of accumulation units outstanding at end of period	0	0	0	0	1,201	971	0	0	132	132
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.68	$26.04	$21.70	$22.84	$21.37	$15.59	$13.31	$13.67	$10.94	$8.71
Value at end of period	$26.20	$29.68	$26.04	$21.70	$22.84	$21.37	$15.59	$13.31	$13.67	$10.94
Number of accumulation units outstanding at end of period	0	0	0	0	349	309	0	0	0	0
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$24.93	$18.51	$18.72	$18.22	$18.05	$14.39	$11.99	$13.23	$11.55	$8.39
Value at end of period	$21.35	$24.93	$18.51	$18.72	$18.22	$18.05	$14.39	$11.99	$13.23	$11.55
Number of accumulation units outstanding at end of period	283	291	292	305	849	1,725	1,275	1,186	3,926	12,915
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$20.66	$19.51	$17.30	$18.39	$18.57	$16.76	$14.61	$14.92	$12.71	$7.71
Value at end of period	$19.84	$20.66	$19.51	$17.30	$18.39	$18.57	$16.76	$14.61	$14.92	$12.71
Number of accumulation units outstanding at end of period	0	1,730	1,618	1,754	1,563	1,773	0	0	0	536

CFI 268

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$25.87	$22.78	$21.37	$20.59	$18.61	$15.43	$13.66	$13.46	$11.96	$9.10
Value at end of period	$25.65	$25.87	$22.78	$21.37	$20.59	$18.61	$15.43	$13.66	$13.46	$11.96
Number of accumulation units outstanding at end of period	0	448	392	411	9,699	8,269	0	0	412	20,075
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$28.84	$23.42	$22.10	$21.96	$19.90	$14.92	$13.03	$13.71	$10.81	$7.49
Value at end of period	$27.53	$28.84	$23.42	$22.10	$21.96	$19.90	$14.92	$13.03	$13.71	$10.81
Number of accumulation units outstanding at end of period	14	20	20	21	67	68	22	22	4,519	12,833
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$30.15	$26.29	$22.44	$24.43	$23.04	$18.00	$15.57	$15.92	$14.04	$11.38
Value at end of period	$26.97	$30.15	$26.29	$22.44	$24.43	$23.04	$18.00	$15.57	$15.92	$14.04
Number of accumulation units outstanding at end of period	22	194	126	85	647	1,079	527	527	380	3,596
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$53.44	$40.55	$40.49	$37.04	$34.54	$25.14	$21.43	$21.95	$19.04	$13.50
Value at end of period	$52.15	$53.44	$40.55	$40.49	$37.04	$34.54	$25.14	$21.43	$21.95	$19.04
Number of accumulation units outstanding at end of period	39	120	143	138	90	71	45	46	72	2,781
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.97	$15.04	$14.96	$15.30	$15.69	$13.91	$11.87	$13.71	$12.23	$6.97
Value at end of period	$16.07	$18.97	$15.04	$14.96	$15.30	$15.69	$13.91	$11.87	$13.71	$8.18
Number of accumulation units outstanding at end of period	0	0	0	0	15	6	0	0	0	6,037
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.33	$9.38	$9.34	$9.79	$10.63	$8.96	$7.64	$8.79	$8.19	$6.28
Value at end of period	$9.50	$11.33	$9.38	$9.34	$9.79	$10.63	$8.96	$7.64	$8.79	$8.19
Number of accumulation units outstanding at end of period	33	3,864	3,154	2,915	3,189	5,113	1,681	1,213	0	920
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$14.82	$12.71	$11.62	$12.74	$13.28	$10.30	$8.58	$9.22	$8.67	$6.64
Value at end of period	$12.52	$14.82	$12.71	$11.62	$12.74	$13.28	$10.30	$8.58	$9.22	$8.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	75
WANGER INTERNATIONAL
Value at beginning of period	$14.83	$11.31	$11.63	$11.77	$12.48	$10.34	$8.62	$10.24	$8.31	$5.62
Value at end of period	$12.04	$14.83	$11.31	$11.63	$11.77	$12.48	$10.34	$8.62	$10.24	$8.31
Number of accumulation units outstanding at end of period	0	0	0	0	652	1,836	1,280	1,173	0	139
WANGER SELECT
Value at beginning of period	$28.89	$23.12	$20.67	$20.90	$20.54	$15.47	$13.23	$16.30	$13.05	$7.96
Value at end of period	$24.96	$28.89	$23.12	$20.67	$20.90	$20.54	$15.47	$13.23	$16.30	$13.05
Number of accumulation units outstanding at end of period	0	78	69	58	608	1,565	985	834	152	413
WANGER USA
Value at beginning of period	$28.49	$24.15	$21.53	$21.95	$21.23	$16.09	$13.59	$14.27	$11.73	$8.36
Value at end of period	$27.69	$28.49	$24.15	$21.53	$21.95	$21.23	$16.09	$13.59	$14.27	$11.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	854	102	197
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$45.74	$41.75	$32.83	$34.86	$32.92	$24.16	$21.59	$22.36	$18.49	$14.43
Value at end of period	$38.94	$45.74	$41.75	$32.83	$34.86	$32.92	$24.16	$21.59	$22.36	$18.49
Number of accumulation units outstanding at end of period	8	8	8	8	8	8	50	50	113	117

CFI 269

Condensed Financial Information (continued)

TABLE 31
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during June 2010)
Value at beginning of period	$25.96	$20.65	$20.54	$20.32	$19.67	$14.80	$13.07	$13.98	$12.84
Value at end of period	$25.17	$25.96	$20.65	$20.54	$20.32	$19.67	$14.80	$13.07	$13.98
Number of accumulation units outstanding at end of period	115	87	157	55	979	695	298	49	37
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$20.94	$16.46	$15.51	$15.80	$14.05	$11.60	$10.58	$10.93	$9.56	$7.96
Value at end of period	$21.15	$20.94	$16.46	$15.51	$15.80	$14.05	$11.60	$10.58	$10.93	$9.56
Number of accumulation units outstanding at end of period	1,866	1,731	2,449	2,147	1,822	2,380	3,742	4,953	1,136	260
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$20.20	$16.84	$15.62	$16.30	$15.15	$11.84	$10.95	$10.90	$9.85	$8.36
Value at end of period	$18.88	$20.20	$16.84	$15.62	$16.30	$15.15	$11.84	$10.95	$10.90	$9.85
Number of accumulation units outstanding at end of period	884	986	2,011	1,848	1,442	3,127	829	1,716	942	186
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.97	$11.78	$11.40	$11.82	$11.67	$13.03	$12.39	$11.11	$10.68	$10.40
Value at end of period	$11.51	$11.97	$11.78	$11.40	$11.82	$11.67	$13.03	$12.39	$11.11	$10.68
Number of accumulation units outstanding at end of period	476	386	822	1,712	7,481	7,169	5,900	4,209	1,982	1,884
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$19.25	$15.83	$14.27	$14.00	$13.04	$10.06	$8.71	$9.00	$8.01	$6.09
Value at end of period	$17.71	$19.25	$15.83	$14.27	$14.00	$13.04	$10.06	$8.71	$9.00	$8.01
Number of accumulation units outstanding at end of period	3,414	4,096	3,102	3,528	4,204	4,829	1,430	2,096	1,076	435
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during April 2009)
Value at beginning of period	$17.47	$13.96	$13.39	$13.23	$13.18	$10.33	$8.58	$10.16	$8.25	$5.49
Value at end of period	$15.55	$17.47	$13.96	$13.39	$13.23	$13.18	$10.33	$8.58	$10.16	$8.25
Number of accumulation units outstanding at end of period	690	682	678	783	142	171	410	240	83	19
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$11.70	$11.50	$11.35	$11.48	$11.03	$11.41	$10.93	$10.41	$9.84	$8.69
Value at end of period	$11.52	$11.70	$11.50	$11.35	$11.48	$11.03	$11.41	$10.93	$10.41	$9.84
Number of accumulation units outstanding at end of period	864	1,727	2,622	2,017	3,017	2,763	2,200	2,419	13,628	5,802
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$28.13	$22.62	$21.15	$20.37	$18.90	$14.32	$12.05	$12.85	$11.60	$8.74
Value at end of period	$26.91	$28.13	$22.62	$21.15	$20.37	$18.90	$14.32	$12.05	$12.85	$11.60
Number of accumulation units outstanding at end of period	22,305	22,532	23,954	26,813	26,250	38,622	32,625	33,780	38,162	36,064
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$24.67	$20.83	$18.63	$18.94	$17.28	$13.29	$11.98	$11.36	$10.16	$8.66
Value at end of period	$23.60	$24.67	$20.83	$18.63	$18.94	$17.28	$13.29	$11.98	$11.36	$10.16
Number of accumulation units outstanding at end of period	8,709	9,854	10,993	11,243	13,542	17,077	16,053	20,788	19,154	35,645

CFI 270

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2010)
Value at beginning of period	$22.70	$20.64	$16.87	$19.09	$17.64	$12.38	$10.78	$11.70	$10.58
Value at end of period	$18.22	$22.70	$20.64	$16.87	$19.09	$17.64	$12.38	$10.78	$11.70
Number of accumulation units outstanding at end of period	1,450	1,400	1,170	1,385	1,114	1,274	210	282	10
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2012)
Value at beginning of period	$22.99	$20.12	$17.65	$18.67	$17.06	$11.96	$10.85
Value at end of period	$19.57	$22.99	$20.12	$17.65	$18.67	$17.06	$11.96
Number of accumulation units outstanding at end of period	787	623	656	517	725	394	49
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.24	$9.47	$10.63	$11.22	$11.49	$9.31	$7.53	$8.23	$7.88	$6.42
Value at end of period	$10.76	$12.24	$9.47	$10.63	$11.22	$11.49	$9.31	$7.53	$8.23	$7.88
Number of accumulation units outstanding at end of period	2,099	1,676	822	556	519	119	214	224	2,394	639
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.45	$9.31	$10.04	$10.70
Value at end of period	$12.19	$11.45	$9.31	$10.04
Number of accumulation units outstanding at end of period	1,866	1,430	1,128	1,095
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.17	$23.70	$22.28	$23.10	$21.37	$18.37	$16.86	$16.35	$14.79	$11.97
Value at end of period	$25.12	$26.17	$23.70	$22.28	$23.10	$21.37	$18.37	$16.86	$16.35	$14.79
Number of accumulation units outstanding at end of period	7,554	8,212	9,182	8,582	8,265	13,000	12,050	13,142	14,561	17,007
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during January 2012)
Value at beginning of period	$16.02	$15.17	$14.56	$14.07	$10.96	$10.78	$9.74
Value at end of period	$15.13	$16.02	$15.17	$14.56	$14.07	$10.96	$10.78
Number of accumulation units outstanding at end of period	19	19	19	19	42	76	949
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.23
Number of accumulation units outstanding at end of period	1,230
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.99	$16.10	$14.33	$15.32	$13.87	$10.41	$9.06	$9.60	$7.92	$6.31
Value at end of period	$15.35	$17.99	$16.10	$14.33	$15.32	$13.87	$10.41	$9.06	$9.60	$7.92
Number of accumulation units outstanding at end of period	1,104	1,635	1,406	1,092	834	1,567	1,581	1,554	1,541	1,510
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$57.31	$47.68	$44.77	$45.10	$40.86	$31.56	$27.49	$28.60	$24.74	$18.49
Value at end of period	$52.91	$57.31	$47.68	$44.77	$45.10	$40.86	$31.56	$27.49	$28.60	$24.74
Number of accumulation units outstanding at end of period	8,658	10,378	12,522	13,998	18,958	29,802	27,210	27,772	34,184	36,898
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$35.67	$32.04	$27.53	$29.07	$27.12	$21.46	$18.55	$18.63	$16.41	$12.78
Value at end of period	$32.26	$35.67	$32.04	$27.53	$29.07	$27.12	$21.46	$18.55	$18.63	$16.41
Number of accumulation units outstanding at end of period	7,522	8,095	9,638	10,863	11,531	15,083	13,228	15,035	14,682	18,638

CFI 271

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$39.45	$29.60	$29.78	$28.18	$25.67	$19.10	$16.89	$17.09	$13.96	$11.03
Value at end of period	$38.83	$39.45	$29.60	$29.78	$28.18	$25.67	$19.10	$16.89	$17.09	$13.96
Number of accumulation units outstanding at end of period	9,171	10,080	12,119	13,872	15,771	21,173	22,847	25,433	28,009	30,853
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.00	$18.68	$19.96	$19.53	$21.55	$16.75	$14.07	$17.22	$15.44	$12.38
Value at end of period	$20.16	$24.00	$18.68	$19.96	$19.53	$21.55	$16.75	$14.07	$17.22	$15.44
Number of accumulation units outstanding at end of period	1,427	1,572	1,870	2,226	2,813	2,871	2,643	2,829	3,005	3,182
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$35.00	$32.08	$24.99	$27.36	$27.59	$20.54	$17.59	$18.54	$14.66	$11.51
Value at end of period	$30.07	$35.00	$32.08	$24.99	$27.36	$27.59	$20.54	$17.59	$18.54	$14.66
Number of accumulation units outstanding at end of period	1,924	2,569	2,723	2,652	2,714	2,994	2,454	2,554	2,886	3,112
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$21.23	$18.71	$16.94	$17.96	$17.43	$13.68	$12.57	$12.79
Value at end of period	$18.43	$21.23	$18.71	$16.94	$17.96	$17.43	$13.68	$12.57
Number of accumulation units outstanding at end of period	930	863	814	741	685	624	582	340
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$69.53	$55.36	$54.90	$53.02	$49.58	$35.88	$37.15
Value at end of period	$66.07	$69.53	$55.36	$54.90	$53.02	$49.58	$35.88
Number of accumulation units outstanding at end of period	970	1,167	1,864	2,009	1,922	2,168	2,595
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$16.75	$15.01	$13.81	$14.86	$13.93	$10.93	$9.73	$9.88	$9.14	$7.23
Value at end of period	$14.97	$16.75	$15.01	$13.81	$14.86	$13.93	$10.93	$9.73	$9.88	$9.14
Number of accumulation units outstanding at end of period	5,317	5,403	7,177	7,580	9,155	9,420	8,132	11,968	13,392	20,433
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during December 2015)
Value at beginning of period	$13.58	$10.37	$10.34	$10.51
Value at end of period	$12.71	$13.58	$10.37	$10.34
Number of accumulation units outstanding at end of period	274	99	0	7
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$52.69	$45.11	$43.73	$44.08	$41.19	$34.77	$31.03	$30.96	$28.97	$23.34
Value at end of period	$52.30	$52.69	$45.11	$43.73	$44.08	$41.19	$34.77	$31.03	$30.96	$28.97
Number of accumulation units outstanding at end of period	0	0	0	0	36	36	0	0	0	0
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$47.91	$38.13	$34.41	$33.55	$30.23	$23.16	$20.03	$20.60	$16.60	$11.62
Value at end of period	$47.05	$47.91	$38.13	$34.41	$33.55	$30.23	$23.16	$20.03	$20.60	$16.60
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$35.58	$28.21	$28.47	$27.40	$24.59	$19.14	$16.36	$17.52	$15.52	$11.54
Value at end of period	$34.18	$35.58	$28.21	$28.47	$27.40	$24.59	$19.14	$16.36	$17.52	$15.52
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	3	3	4	4
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.89	$20.22	$16.25	$17.10	$16.50	$12.34	$10.78	$11.14	$9.05	$7.47
Value at end of period	$17.97	$21.89	$20.22	$16.25	$17.10	$16.50	$12.34	$10.78	$11.14	$9.05
Number of accumulation units outstanding at end of period	608	790	698	552	425	595	567	595	543	532

CFI 272

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$23.43	$22.24	$19.38	$20.43	$18.57	$14.45	$12.80	$13.52	$10.93	$8.75
Value at end of period	$19.63	$23.43	$22.24	$19.38	$20.43	$18.57	$14.45	$12.80	$13.52	$10.93
Number of accumulation units outstanding at end of period	2,201	3,111	3,620	4,333	3,680	4,916	4,997	5,402	8,443	7,787
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during January 2014)
Value at beginning of period	$10.23	$10.07	$9.98	$10.12	$9.77
Value at end of period	$10.09	$10.23	$10.07	$9.98	$10.12
Number of accumulation units outstanding at end of period	4,958	4,081	3,954	2,398	14,276
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$20.28	$17.37	$16.03	$16.35	$15.03	$11.05	$10.11	$10.58	$8.75	$6.81
Value at end of period	$18.80	$20.28	$17.37	$16.03	$16.35	$15.03	$11.05	$10.11	$10.58	$8.75
Number of accumulation units outstanding at end of period	103	378	451	2,050	2,010	2,290	1,934	1,833	2,300	2,007
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$85.54	$64.36	$61.06	$72.06	$76.76	$71.84	$60.29	$74.65	$59.61	$33.26
Value at end of period	$74.11	$85.54	$64.36	$61.06	$72.06	$76.76	$71.84	$60.29	$74.65	$59.61
Number of accumulation units outstanding at end of period	872	940	1,326	1,548	2,114	2,564	2,864	4,430	5,724	5,627
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$27.34	$24.29	$20.86	$22.49	$20.37	$14.65	$12.59	$13.06	$10.73	$7.93
Value at end of period	$24.18	$27.34	$24.29	$20.86	$22.49	$20.37	$14.65	$12.59	$13.06	$10.73
Number of accumulation units outstanding at end of period	690	1,058	994	881	777	1,225	1,104	978	793	766
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$17.18	$15.39	$14.75	$15.04	$14.12	$12.31	$11.22	$11.59	$10.50	$8.78
Value at end of period	$16.25	$17.18	$15.39	$14.75	$15.04	$14.12	$12.31	$11.22	$11.59	$10.50
Number of accumulation units outstanding at end of period	2,495	3,731	3,843	3,979	6,038	11,605	10,831	14,331	16,672	19,064
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.65	$14.33	$13.82	$14.40	$14.17	$15.83	$14.76	$13.40	$12.57	$10.77
Value at end of period	$14.13	$14.65	$14.33	$13.82	$14.40	$14.17	$15.83	$14.76	$13.40	$12.57
Number of accumulation units outstanding at end of period	3,319	5,757	7,133	7,200	7,375	9,100	11,129	12,452	13,919	12,381
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$19.12	$18.08	$16.05	$16.95	$17.17	$15.54	$13.58	$14.00	$12.03	$7.60
Value at end of period	$18.23	$19.12	$18.08	$16.05	$16.95	$17.17	$15.54	$13.58	$14.00	$12.03
Number of accumulation units outstanding at end of period	2,113	2,248	2,832	2,790	2,836	2,671	3,795	3,933	5,432	6,010
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during March 2016)
Value at beginning of period	$10.05	$9.88	$10.03
Value at end of period	$9.96	$10.05	$9.88
Number of accumulation units outstanding at end of period	2,897	2,187	428
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.50	$20.31	$19.39	$20.54	$20.50	$20.34	$17.81	$18.50	$16.65	$14.21
Value at end of period	$20.47	$20.50	$20.31	$19.39	$20.54	$20.50	$20.34	$17.81	$18.50	$16.65
Number of accumulation units outstanding at end of period	6,627	6,341	5,873	8,381	10,015	11,414	13,656	16,810	13,156	12,037
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during April 2012)
Value at beginning of period	$3.69	$3.41	$2.37	$3.27	$3.62	$7.56	$8.06
Value at end of period	$3.19	$3.69	$3.41	$2.37	$3.27	$3.62	$7.56
Number of accumulation units outstanding at end of period	9,627	10,363	10,574	9,650	1,827	1,142	355

CFI 273

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$29.27	$25.87	$24.34	$25.15	$24.01	$20.86	$18.62	$19.13	$17.00	$14.46
Value at end of period	$26.89	$29.27	$25.87	$24.34	$25.15	$24.01	$20.86	$18.62	$19.13	$17.00
Number of accumulation units outstanding at end of period	3,870	4,851	7,389	8,203	10,214	10,931	14,128	11,453	14,159	16,549
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.27	$13.20	$12.59	$13.53	$13.47	$14.43	$13.56	$13.26	$11.45	$9.68
Value at end of period	$13.79	$14.27	$13.20	$12.59	$13.53	$13.47	$14.43	$13.56	$13.26	$11.45
Number of accumulation units outstanding at end of period	6,318	7,569	7,832	8,489	10,327	14,731	15,770	17,779	29,035	36,007
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.88	$9.74	$9.31	$10.01
Value at end of period	$10.68	$11.88	$9.74	$9.31
Number of accumulation units outstanding at end of period	5,374	5,814	6,884	6,623
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$11.54	$10.17	$9.66	$10.13	$10.34
Value at end of period	$10.55	$11.54	$10.17	$9.66	$10.13
Number of accumulation units outstanding at end of period	289	275	258	247	22
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during December 2018)
Value at beginning of period	$10.94
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	168
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.10	$12.20	$12.35	$12.52	$12.70	$12.87	$13.05	$13.23	$13.39	$13.53
Value at end of period	$12.12	$12.10	$12.20	$12.35	$12.52	$12.70	$12.87	$13.05	$13.23	$13.39
Number of accumulation units outstanding at end of period	13,765	13,649	32,657	37,270	32,056	32,396	40,352	67,670	52,402	56,488
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$29.64	$24.98	$23.07	$23.74	$21.74	$16.88	$14.78	$15.03	$13.35	$10.40
Value at end of period	$27.92	$29.64	$24.98	$23.07	$23.74	$21.74	$16.88	$14.78	$15.03	$13.35
Number of accumulation units outstanding at end of period	18,887	27,424	29,199	32,701	35,207	45,165	37,457	54,654	53,946	38,983
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$19.90	$19.01	$16.82	$17.40	$17.45	$16.75	$14.90	$14.47	$12.84	$8.72
Value at end of period	$19.00	$19.90	$19.01	$16.82	$17.40	$17.45	$16.75	$14.90	$14.47	$12.84
Number of accumulation units outstanding at end of period	1,748	3,882	4,323	3,750	4,258	6,609	7,095	5,077	3,337	2,233
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.94	$33.31	$30.63	$30.80	$27.43	$20.93	$18.55	$18.82	$16.75	$13.79
Value at end of period	$37.62	$40.94	$33.31	$30.63	$30.80	$27.43	$20.93	$18.55	$18.82	$16.75
Number of accumulation units outstanding at end of period	5,407	7,158	7,815	9,387	9,897	12,732	13,302	13,105	15,883	20,499
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$45.11	$40.27	$34.57	$35.69	$33.04	$24.90	$21.45	$22.01	$18.31	$14.09
Value at end of period	$38.10	$45.11	$40.27	$34.57	$35.69	$33.04	$24.90	$21.45	$22.01	$18.31
Number of accumulation units outstanding at end of period	4,046	6,027	7,024	7,667	8,288	12,701	11,450	11,665	12,096	16,999
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.28	$29.78	$23.72	$24.85	$23.90	$16.98	$15.33	$15.66	$12.92	$10.50
Value at end of period	$27.88	$32.28	$29.78	$23.72	$24.85	$23.90	$16.98	$15.33	$15.66	$12.92
Number of accumulation units outstanding at end of period	2,759	3,253	4,009	4,928	6,818	7,124	6,406	8,932	8,400	12,254

CFI 274

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.05	$22.25	$21.63	$21.80	$20.72	$21.04	$19.51	$18.39	$16.98	$15.44
Value at end of period	$22.60	$23.05	$22.25	$21.63	$21.80	$20.72	$21.04	$19.51	$18.39	$16.98
Number of accumulation units outstanding at end of period	14,379	15,105	16,063	18,866	17,269	18,648	17,155	20,886	22,691	24,202
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.68	$8.68	$8.73	$8.93	$9.62	$8.04	$6.86	$7.93	$7.45	$5.23
Value at end of period	$9.09	$10.68	$8.68	$8.73	$8.93	$9.62	$8.04	$6.86	$7.93	$7.45
Number of accumulation units outstanding at end of period	2,237	2,168	2,211	2,995	2,860	3,722	2,740	3,158	3,159	7,578
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$23.83	$18.62	$18.16	$17.31	$15.45	$11.97	$10.28	$10.31
Value at end of period	$23.14	$23.83	$18.62	$18.16	$17.31	$15.45	$11.97	$10.28
Number of accumulation units outstanding at end of period	8,542	10,834	13,762	12,766	29,990	18,992	19,744	20,962
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.70	$14.02	$12.48	$13.25	$12.20	$9.46	$8.36	$8.19	$6.96	$6.26
Value at end of period	$14.27	$15.70	$14.02	$12.48	$13.25	$12.20	$9.46	$8.36	$8.19	$6.96
Number of accumulation units outstanding at end of period	14,316	16,872	20,253	19,692	27,076	32,799	14,691	18,102	13,668	13,470
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$32.29	$26.17	$24.74	$24.96	$23.26	$17.87	$15.87	$16.18	$12.58	$9.02
Value at end of period	$29.45	$32.29	$26.17	$24.74	$24.96	$23.26	$17.87	$15.87	$16.18	$12.58
Number of accumulation units outstanding at end of period	2,339	2,150	1,691	2,489	2,666	3,317	1,416	1,374	1,672	738
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$13.53	$12.93
Value at end of period	$10.43	$13.53
Number of accumulation units outstanding at end of period	0	229
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$33.87	$26.16	$24.89	$23.46	$21.04	$16.16	$14.31	$13.93	$12.52	$10.69
Value at end of period	$33.07	$33.87	$26.16	$24.89	$23.46	$21.04	$16.16	$14.31	$13.93	$12.52
Number of accumulation units outstanding at end of period	925	935	1,095	781	174	518	933	791	651	194
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$19.88	$16.44	$15.03	$14.93	$13.41	$10.30	$9.04	$8.93	$8.08	$6.62
Value at end of period	$18.92	$19.88	$16.44	$15.03	$14.93	$13.41	$10.30	$9.04	$8.93	$8.08
Number of accumulation units outstanding at end of period	6,331	5,830	3,871	5,464	4,671	8,581	6,257	4,459	3,117	2,084
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.37	$22.72	$19.98	$21.06	$19.03	$14.68	$12.84	$12.95	$11.82	$10.05
Value at end of period	$23.30	$25.37	$22.72	$19.98	$21.06	$19.03	$14.68	$12.84	$12.95	$11.82
Number of accumulation units outstanding at end of period	1,042	995	294	334	282	564	425	682	512	307
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$32.15	$26.22	$24.89	$25.44	$23.22	$17.46	$15.33	$15.89	$12.81	$11.40
Value at end of period	$30.00	$32.15	$26.22	$24.89	$25.44	$23.22	$17.46	$15.33	$15.89	$12.81
Number of accumulation units outstanding at end of period	394	377	405	342	205	980	745	503	1,054	1,069

CFI 275

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$20.64	$17.74	$15.87	$16.56	$14.90	$11.26	$9.75	$10.08	$8.16	$6.32
Value at end of period	$18.46	$20.64	$17.74	$15.87	$16.56	$14.90	$11.26	$9.75	$10.08	$8.16
Number of accumulation units outstanding at end of period	2,701	1,895	791	1,249	1,093	1,194	989	191	182	248
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.00	$18.64	$15.61	$16.58	$16.02	$11.71	$10.24	$10.80	$8.66	$6.94
Value at end of period	$18.37	$21.00	$18.64	$15.61	$16.58	$16.02	$11.71	$10.24	$10.80	$8.66
Number of accumulation units outstanding at end of period	3,261	2,818	1,051	1,502	1,527	2,210	1,720	680	377	229
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$21.52	$18.38	$16.43	$16.82	$16.15	$11.77	$10.37	$10.43	$7.99	$6.18
Value at end of period	$17.85	$21.52	$18.38	$16.43	$16.82	$16.15	$11.77	$10.37	$10.43	$7.99
Number of accumulation units outstanding at end of period	3,242	3,026	3,140	3,215	2,982	2,833	2,703	2,631	3,000	2,860
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$61.41	$55.96	$45.59	$46.59	$44.35	$32.65	$28.91	$30.07	$24.51	$19.49
Value at end of period	$50.96	$61.41	$55.96	$45.59	$46.59	$44.35	$32.65	$28.91	$30.07	$24.51
Number of accumulation units outstanding at end of period	2,178	3,010	3,637	3,865	4,552	5,072	4,236	4,463	4,765	6,835
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$16.91	$14.88	$14.25	$14.46	$13.89	$12.11	$10.83	$11.33	$10.10	$8.14
Value at end of period	$15.72	$16.91	$14.88	$14.25	$14.46	$13.89	$12.11	$10.83	$11.33	$10.10
Number of accumulation units outstanding at end of period	49,075	44,754	38,691	47,964	42,808	52,570	47,419	44,371	41,968	34,899
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$18.34	$15.57	$14.86	$15.15	$14.53	$12.25	$10.79	$11.47	$10.16	$8.02
Value at end of period	$16.58	$18.34	$15.57	$14.86	$15.15	$14.53	$12.25	$10.79	$11.47	$10.16
Number of accumulation units outstanding at end of period	14,529	22,432	23,621	24,323	26,229	27,001	23,515	28,406	29,908	20,555
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$19.10	$15.97	$15.23	$15.59	$14.90	$12.24	$10.75	$11.49	$10.12	$7.91
Value at end of period	$16.91	$19.10	$15.97	$15.23	$15.59	$14.90	$12.24	$10.75	$11.49	$10.12
Number of accumulation units outstanding at end of period	13,566	14,533	16,811	17,631	20,838	19,793	16,702	18,112	26,986	30,750
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$19.27	$16.06	$15.30	$15.66	$14.94	$12.27	$10.77	$11.51	$10.92
Value at end of period	$17.00	$19.27	$16.06	$15.30	$15.66	$14.94	$12.27	$10.77	$11.51
Number of accumulation units outstanding at end of period	4,777	3,401	2,265	2,087	1,301	2,302	1,539	474	32
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2010)
Value at beginning of period	$14.14	$12.49	$11.92	$12.14	$11.58	$10.15	$9.05	$9.41	$8.66
Value at end of period	$13.01	$14.14	$12.49	$11.92	$12.14	$11.58	$10.15	$9.05	$9.41
Number of accumulation units outstanding at end of period	18,417	15,190	13,647	11,085	9,898	7,531	5,399	3,735	2,673
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.99	$13.91	$13.50	$13.68	$13.11	$12.43	$11.49	$11.61	$10.74	$9.29
Value at end of period	$14.33	$14.99	$13.91	$13.50	$13.68	$13.11	$12.43	$11.49	$11.61	$10.74
Number of accumulation units outstanding at end of period	10,207	9,987	11,475	15,966	6,720	5,803	5,479	5,471	5,232	2,885
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$13.46	$12.38	$11.86	$12.07	$11.59	$10.73	$9.72	$9.92	$9.05	$7.63
Value at end of period	$12.71	$13.46	$12.38	$11.86	$12.07	$11.59	$10.73	$9.72	$9.92	$9.05
Number of accumulation units outstanding at end of period	256	2,889	2,824	2,797	3,705	3,645	3,606	3,490	3,342	974

CFI 276

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$24.23	$22.23	$21.33	$21.67	$20.61	$18.64	$16.83	$16.77	$15.31	$13.17
Value at end of period	$22.93	$24.23	$22.23	$21.33	$21.67	$20.61	$18.64	$16.83	$16.77	$15.31
Number of accumulation units outstanding at end of period	3,830	3,785	3,768	3,658	6,509	10,708	12,502	12,232	16,092	13,470
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$26.68	$22.95	$21.77	$22.34	$21.26	$17.61	$15.53	$16.22	$14.55	$11.78
Value at end of period	$24.12	$26.68	$22.95	$21.77	$22.34	$21.26	$17.61	$15.53	$16.22	$14.55
Number of accumulation units outstanding at end of period	7,655	7,862	8,068	8,786	17,458	17,614	20,010	18,910	19,501	18,825
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$25.13	$22.26	$21.17	$21.59	$20.52	$17.85	$15.94	$16.25	$14.71	$12.24
Value at end of period	$23.28	$25.13	$22.26	$21.17	$21.59	$20.52	$17.85	$15.94	$16.25	$14.71
Number of accumulation units outstanding at end of period	2,886	9,316	16,710	15,734	20,791	22,413	19,987	18,921	21,538	29,351
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.24	$12.03	$11.92	$12.06	$11.57	$12.04	$11.76	$11.12	$10.62	$10.18
Value at end of period	$12.03	$12.24	$12.03	$11.92	$12.06	$11.57	$12.04	$11.76	$11.12	$10.62
Number of accumulation units outstanding at end of period	992	570	524	1,891	2,025	1,951	901	413	4,238	4,548
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$25.58	$21.36	$19.40	$19.45	$17.40	$14.35
Value at end of period	$24.06	$25.58	$21.36	$19.40	$19.45	$17.40
Number of accumulation units outstanding at end of period	6,462	4,952	3,731	2,527	1,091	25
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$35.67	$32.55	$26.61	$27.46	$24.76	$19.11	$16.66	$17.44	$14.50	$10.84
Value at end of period	$30.12	$35.67	$32.55	$26.61	$27.46	$24.76	$19.11	$16.66	$17.44	$14.50
Number of accumulation units outstanding at end of period	254	685	651	1,661	1,595	2,399	1,381	1,501	1,706	1,512
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$36.01	$28.48	$27.42	$29.28	$28.46	$20.78	$17.61	$17.47	$14.01	$10.51
Value at end of period	$34.83	$36.01	$28.48	$27.42	$29.28	$28.46	$20.78	$17.61	$17.47	$14.01
Number of accumulation units outstanding at end of period	3,498	3,505	3,389	3,159	2,780	4,042	3,479	2,951	4,733	7,462
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.35	$13.14	$13.20	$13.58	$12.08	$11.78	$9.48	$10.13	$8.83	$6.70
Value at end of period	$12.94	$14.35	$13.14	$13.20	$13.58	$12.08	$11.78	$9.48	$10.13	$8.83
Number of accumulation units outstanding at end of period	2,068	2,923	2,621	3,056	2,850	4,907	4,718	6,122	5,770	5,568
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.53	$16.91	$16.45	$16.20	$12.65	$12.57	$11.03	$10.22	$8.10	$6.04
Value at end of period	$15.97	$17.53	$16.91	$16.45	$16.20	$12.65	$12.57	$11.03	$10.22	$8.10
Number of accumulation units outstanding at end of period	2,757	2,747	2,245	2,497	2,522	3,647	1,813	1,380	2,187	1,690
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$35.81	$29.87	$27.94	$27.51	$24.73	$18.61	$16.82	$17.89	$16.19	$12.47
Value at end of period	$32.13	$35.81	$29.87	$27.94	$27.51	$24.73	$18.61	$16.82	$17.89	$16.19
Number of accumulation units outstanding at end of period	524	525	520	511	819	769	706	1,027	1,356	817
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.76	$18.06	$14.81	$15.47	$15.04	$10.90	$9.68	$10.08	$8.16	$6.64
Value at end of period	$16.02	$19.76	$18.06	$14.81	$15.47	$15.04	$10.90	$9.68	$10.08	$8.16
Number of accumulation units outstanding at end of period	475	486	445	380	494	216	54	54	332	268
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$25.02	$21.56	$18.56	$20.01	$18.60	$13.97	$11.94	$12.37	$10.89	$8.59
Value at end of period	$21.61	$25.02	$21.56	$18.56	$20.01	$18.60	$13.97	$11.94	$12.37	$10.89
Number of accumulation units outstanding at end of period	1,407	1,839	1,791	1,556	1,701	2,271	2,171	2,826	3,608	3,265

CFI 277

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.14	$19.33	$17.01	$17.61	$17.36	$13.30	$12.66	$12.98	$11.07	$9.69
Value at end of period	$18.87	$21.14	$19.33	$17.01	$17.61	$17.36	$13.30	$12.66	$12.98	$11.07
Number of accumulation units outstanding at end of period	15,250	16,909	23,241	24,862	27,125	26,389	29,887	29,468	31,084	41,533
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.97	$20.46	$17.30	$18.07	$16.64	$12.61	$11.16	$11.57	$10.43	$8.53
Value at end of period	$19.58	$22.97	$20.46	$17.30	$18.07	$16.64	$12.61	$11.16	$11.57	$10.43
Number of accumulation units outstanding at end of period	1,961	857	800	680	752	1,468	1,099	1,388	2,573	2,701
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.97	$19.12	$17.17	$20.67	$20.78	$22.35	$19.03	$23.61	$19.91	$11.77
Value at end of period	$22.13	$26.97	$19.12	$17.17	$20.67	$20.78	$22.35	$19.03	$23.61	$19.91
Number of accumulation units outstanding at end of period	1,123	1,333	1,663	2,679	2,212	2,769	2,486	1,717	1,669	1,614
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$36.43	$32.48	$28.72	$30.04	$26.49	$20.42	$17.26	$17.19	$14.17	$11.44
Value at end of period	$31.54	$36.43	$32.48	$28.72	$30.04	$26.49	$20.42	$17.26	$17.19	$14.17
Number of accumulation units outstanding at end of period	1,845	2,323	2,173	1,924	3,922	3,015	2,285	2,472	3,393	3,393
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.50	$25.89	$21.59	$22.73	$21.27	$15.53	$13.26	$13.63	$10.91	$8.69
Value at end of period	$26.02	$29.50	$25.89	$21.59	$22.73	$21.27	$15.53	$13.26	$13.63	$10.91
Number of accumulation units outstanding at end of period	1,088	914	560	743	3,454	3,198	2,771	2,369	2,140	1,695
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$24.77	$18.40	$18.62	$18.13	$19.14	$15.26	$12.72	$14.04	$11.52	$8.91
Value at end of period	$21.20	$24.77	$18.40	$18.62	$18.13	$19.14	$15.26	$12.72	$14.04	$11.52
Number of accumulation units outstanding at end of period	16,999	20,522	24,287	27,762	28,464	30,387	34,852	37,988	47,380	63,114
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$20.54	$19.40	$17.22	$18.31	$18.50	$16.70	$14.57	$14.89	$12.68	$7.70
Value at end of period	$19.71	$20.54	$19.40	$17.22	$18.31	$18.50	$16.70	$14.57	$14.89	$12.68
Number of accumulation units outstanding at end of period	1,872	2,869	2,682	3,815	3,578	2,669	1,322	903	11,118	9,301
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$25.71	$22.65	$21.26	$20.49	$18.53	$15.37	$13.62	$13.42	$11.94	$9.08
Value at end of period	$25.48	$25.71	$22.65	$21.26	$20.49	$18.53	$15.37	$13.62	$13.42	$11.94
Number of accumulation units outstanding at end of period	38,289	35,635	27,234	26,541	23,831	25,889	20,731	15,475	15,181	14,422
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$28.66	$23.28	$21.98	$21.85	$20.91	$15.68	$13.70	$14.42	$11.38	$7.47
Value at end of period	$27.34	$28.66	$23.28	$21.98	$21.85	$20.91	$15.68	$13.70	$14.42	$11.38
Number of accumulation units outstanding at end of period	18,489	21,366	25,104	26,903	25,952	29,343	36,350	42,238	47,147	50,939
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$29.94	$26.12	$22.30	$24.29	$22.92	$17.92	$15.50	$15.86	$13.99	$11.35
Value at end of period	$26.76	$29.94	$26.12	$22.30	$24.29	$22.92	$17.92	$15.50	$15.86	$13.99
Number of accumulation units outstanding at end of period	6,173	6,178	5,690	5,640	6,053	8,788	9,187	10,133	7,865	8,520
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$52.87	$40.13	$40.09	$36.69	$34.24	$24.93	$21.26	$21.79	$18.91	$13.42
Value at end of period	$51.57	$52.87	$40.13	$40.09	$36.69	$34.24	$24.93	$21.26	$21.79	$18.91
Number of accumulation units outstanding at end of period	2,458	3,106	5,098	6,054	8,340	10,012	10,428	12,141	12,154	12,874
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.85	$14.95	$14.88	$15.23	$15.62	$13.85	$11.83	$13.69	$12.20	$8.99
Value at end of period	$15.96	$18.85	$14.95	$14.88	$15.23	$15.62	$13.85	$11.83	$13.69	$12.20
Number of accumulation units outstanding at end of period	288	288	305	302	820	1,740	463	285	1,064	873

CFI 278

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.27	$9.34	$9.30	$9.76	$10.60	$8.93	$7.62	$8.78	$8.18	$6.28
Value at end of period	$9.45	$11.27	$9.34	$9.30	$9.76	$10.60	$8.93	$7.62	$8.78	$8.18
Number of accumulation units outstanding at end of period	7,231	6,828	6,716	8,264	14,455	14,652	13,590	13,822	14,248	14,037
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$14.74	$12.64	$11.56	$12.68	$13.23	$10.27	$8.55	$9.20	$8.66	$6.64
Value at end of period	$12.45	$14.74	$12.64	$11.56	$12.68	$13.23	$10.27	$8.55	$9.20	$8.66
Number of accumulation units outstanding at end of period	1,468	1,571	1,650	3,054	6,270	5,530	4,266	3,085	4,583	3,377
WANGER INTERNATIONAL
Value at beginning of period	$14.75	$11.26	$11.58	$11.73	$12.44	$10.31	$8.60	$10.22	$8.29	$5.62
Value at end of period	$11.97	$14.75	$11.26	$11.58	$11.73	$12.44	$10.31	$8.60	$10.22	$8.29
Number of accumulation units outstanding at end of period	944	939	979	997	4,814	4,417	4,601	3,731	3,209	490
WANGER SELECT
Value at beginning of period	$28.69	$22.97	$20.55	$20.79	$20.44	$15.40	$13.18	$16.24	$13.01	$7.94
Value at end of period	$24.78	$28.69	$22.97	$20.55	$20.79	$20.44	$15.40	$13.18	$16.24	$13.01
Number of accumulation units outstanding at end of period	2,055	2,069	2,071	2,294	4,840	5,784	5,618	4,686	5,887	5,175
WANGER USA
Value at beginning of period	$28.29	$23.99	$21.40	$21.84	$21.13	$16.02	$13.54	$14.23	$11.70	$8.34
Value at end of period	$27.49	$28.29	$23.99	$21.40	$21.84	$21.13	$16.02	$13.54	$14.23	$11.70
Number of accumulation units outstanding at end of period	2,239	2,222	2,093	2,905	2,670	3,296	3,267	4,986	4,578	4,253
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$45.35	$41.41	$32.58	$34.61	$32.70	$24.01	$21.47	$22.25	$18.40	$14.37
Value at end of period	$38.58	$45.35	$41.41	$32.58	$34.61	$32.70	$24.01	$21.47	$22.25	$18.40
Number of accumulation units outstanding at end of period	762	744	778	880	2,466	3,358	2,945	3,348	3,855	3,962

TABLE 32
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$25.84	$20.57	$20.47	$20.27	$19.62	$14.78	$13.05	$13.97	$13.52
Value at end of period	$25.04	$25.84	$20.57	$20.47	$20.27	$19.62	$14.78	$13.05	$13.97
Number of accumulation units outstanding at end of period	29	29	29	27	25	22	17	417	8
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$20.84	$16.39	$15.45	$15.75	$14.01	$11.57	$10.56	$10.92	$10.48
Value at end of period	$21.04	$20.84	$16.39	$15.45	$15.75	$14.01	$11.57	$10.56	$10.92
Number of accumulation units outstanding at end of period	0	0	134	189	130	42	30	17	225
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2011)
Value at beginning of period	$20.11	$16.77	$15.56	$16.25	$15.11	$11.82	$10.94	$11.09
Value at end of period	$18.78	$20.11	$16.77	$15.56	$16.25	$15.11	$11.82	$10.94
Number of accumulation units outstanding at end of period	2	2	288	196	75	1	2	1

CFI 279

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.92	$11.73	$11.37	$11.79	$11.65	$13.00	$12.37	$11.10	$10.76
Value at end of period	$11.45	$11.92	$11.73	$11.37	$11.79	$11.65	$13.00	$12.37	$11.10
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	13
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during November 2014)
Value at beginning of period	$19.15	$15.76	$14.22	$13.96	$14.09
Value at end of period	$17.62	$19.15	$15.76	$14.22	$13.96
Number of accumulation units outstanding at end of period	3	3	1,936	8	0
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$11.65	$11.45	$11.30	$11.44	$11.00	$11.39	$10.91	$10.39	$9.83	$8.68
Value at end of period	$11.46	$11.65	$11.45	$11.30	$11.44	$11.00	$11.39	$10.91	$10.39	$9.83
Number of accumulation units outstanding at end of period	0	0	28	173	147	426	356	259	80	53
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$27.94	$22.48	$21.03	$20.26	$18.81	$14.26	$12.00	$12.80	$11.57	$8.72
Value at end of period	$26.72	$27.94	$22.48	$21.03	$20.26	$18.81	$14.26	$12.00	$12.80	$11.57
Number of accumulation units outstanding at end of period	637	636	3,423	1,647	1,535	2,212	2,247	5,546	10,134	8,781
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$24.50	$20.70	$18.52	$18.84	$17.20	$13.23	$11.94	$11.32	$10.13	$8.64
Value at end of period	$23.43	$24.50	$20.70	$18.52	$18.84	$17.20	$13.23	$11.94	$11.32	$10.13
Number of accumulation units outstanding at end of period	128	142	165	207	202	470	468	1,267	1,696	1,925
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$22.61	$20.57	$16.82	$17.39
Value at end of period	$18.15	$22.61	$20.57	$16.82
Number of accumulation units outstanding at end of period	0	0	26	4
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2014)
Value at beginning of period	$22.90	$20.05	$17.60	$18.62	$17.73
Value at end of period	$19.48	$22.90	$20.05	$17.60	$18.62
Number of accumulation units outstanding at end of period	5	5	5	3	1
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during October 2015)
Value at beginning of period	$11.44	$9.30	$10.04	$9.58
Value at end of period	$12.17	$11.44	$9.30	$10.04
Number of accumulation units outstanding at end of period	0	0	47	7
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.89	$23.45	$22.06	$22.89	$21.19	$18.22	$16.72	$16.23	$14.69	$11.89
Value at end of period	$24.83	$25.89	$23.45	$22.06	$22.89	$21.19	$18.22	$16.72	$16.23	$14.69
Number of accumulation units outstanding at end of period	0	0	0	99	93	160	203	3,812	2,356	2,192
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.91	$16.03	$14.27	$15.27	$13.84	$10.39	$9.05	$9.59	$7.91	$7.19
Value at end of period	$15.27	$17.91	$16.03	$14.27	$15.27	$13.84	$10.39	$9.05	$9.59	$7.91
Number of accumulation units outstanding at end of period	14	14	14	14	14	14	14	14	10	5

CFI 280

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$56.69	$47.19	$44.33	$44.68	$40.50	$31.30	$27.28	$28.39	$24.57	$18.37
Value at end of period	$52.31	$56.69	$47.19	$44.33	$44.68	$40.50	$31.30	$27.28	$28.39	$24.57
Number of accumulation units outstanding at end of period	1,669	1,684	2,076	3,749	3,695	3,378	3,353	4,037	10,178	11,786
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$35.29	$31.71	$27.26	$28.80	$26.88	$21.28	$18.41	$18.50	$16.30	$12.70
Value at end of period	$31.89	$35.29	$31.71	$27.26	$28.80	$26.88	$21.28	$18.41	$18.50	$16.30
Number of accumulation units outstanding at end of period	2,152	2,152	2,407	3,529	2,829	3,013	2,978	9,781	4,970	8,190
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$39.02	$29.30	$29.49	$27.92	$25.45	$18.94	$16.75	$16.96	$13.86	$10.96
Value at end of period	$38.39	$39.02	$29.30	$29.49	$27.92	$25.45	$18.94	$16.75	$16.96	$13.86
Number of accumulation units outstanding at end of period	1,890	1,879	2,845	4,539	4,394	4,285	4,065	5,060	5,392	5,701
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.75	$18.49	$19.76	$19.35	$21.36	$16.61	$13.96	$17.10	$15.34	$12.30
Value at end of period	$19.94	$23.75	$18.49	$19.76	$19.35	$21.36	$16.61	$13.96	$17.10	$15.34
Number of accumulation units outstanding at end of period	331	303	272	225	189	150	106	68	354	208
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$34.72	$31.83	$24.81	$27.18	$27.42	$20.42	$17.50	$18.45	$14.60	$11.47
Value at end of period	$29.81	$34.72	$31.83	$24.81	$27.18	$27.42	$20.42	$17.50	$18.45	$14.60
Number of accumulation units outstanding at end of period	564	902	1,209	1,942	982	919	814	1,157	2,723	2,447
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$21.14	$18.64	$16.89	$17.91	$17.39	$13.66	$12.55	$13.58	$12.25	$11.16
Value at end of period	$18.34	$21.14	$18.64	$16.89	$17.91	$17.39	$13.66	$12.55	$13.58	$12.25
Number of accumulation units outstanding at end of period	2	2	2	1	0	15	20	11	394	14
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$69.32	$55.23	$54.79	$52.94	$49.54	$35.86	$37.15
Value at end of period	$65.84	$69.32	$55.23	$54.79	$52.94	$49.54	$35.86
Number of accumulation units outstanding at end of period	54	50	64	63	62	61	67
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$16.60	$14.88	$13.69	$14.74	$13.83	$10.86	$9.67	$9.82	$9.09	$7.19
Value at end of period	$14.82	$16.60	$14.88	$13.69	$14.74	$13.83	$10.86	$9.67	$9.82	$9.09
Number of accumulation units outstanding at end of period	46	47	233	1,168	1,127	733	689	4,068	2,609	2,744
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$52.12	$44.65	$43.31	$43.67	$40.83	$34.48	$30.79	$30.74	$28.77	$23.19
Value at end of period	$51.72	$52.12	$44.65	$43.31	$43.67	$40.83	$34.48	$30.79	$30.74	$28.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	9
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$47.40	$37.74	$34.08	$33.24	$29.97	$22.97	$19.87	$20.45	$16.49	$11.55
Value at end of period	$46.52	$47.40	$37.74	$34.08	$33.24	$29.97	$22.97	$19.87	$20.45	$16.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	15
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$23.24	$22.07	$19.24	$20.29	$18.46	$14.37	$12.73	$13.45	$10.88	$8.72
Value at end of period	$19.46	$23.24	$22.07	$19.24	$20.29	$18.46	$14.37	$12.73	$13.45	$10.88
Number of accumulation units outstanding at end of period	2,314	2,281	2,194	2,191	2,203	436	423	963	2,822	2,762

CFI 281

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during September 2009)
Value at beginning of period	$20.16	$17.28	$15.95	$16.28	$14.97	$11.01	$10.09	$10.55	$8.74	$8.34
Value at end of period	$18.68	$20.16	$17.28	$15.95	$16.28	$14.97	$11.01	$10.09	$10.55	$8.74
Number of accumulation units outstanding at end of period	78	78	78	79	79	0	0	0	33	12
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$84.80	$63.84	$60.59	$71.54	$76.25	$71.40	$59.95	$74.26	$59.33	$33.12
Value at end of period	$73.43	$84.80	$63.84	$60.59	$71.54	$76.25	$71.40	$59.95	$74.26	$59.33
Number of accumulation units outstanding at end of period	55	55	456	406	293	248	380	483	1,263	1,250
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.13	$20.17	$19.21	$19.94	$19.67	$19.99	$17.86	$17.97	$15.86	$13.54
Value at end of period	$19.91	$21.13	$20.17	$19.21	$19.94	$19.67	$19.99	$17.86	$17.97	$15.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	15
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$27.17	$24.15	$20.75	$22.38	$20.28	$14.59	$12.55	$13.02	$10.71	$7.92
Value at end of period	$24.01	$27.17	$24.15	$20.75	$22.38	$20.28	$14.59	$12.55	$13.02	$10.71
Number of accumulation units outstanding at end of period	0	0	0	0	0	14	20	236	263	784
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$17.03	$15.27	$14.64	$14.93	$14.03	$12.23	$11.15	$11.53	$10.45	$8.74
Value at end of period	$16.10	$17.03	$15.27	$14.64	$14.93	$14.03	$12.23	$11.15	$11.53	$10.45
Number of accumulation units outstanding at end of period	6	6	6	64	2	0	0	0	2,299	1,734
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.55	$14.24	$13.74	$14.33	$14.10	$15.76	$14.70	$13.36	$12.54	$10.75
Value at end of period	$14.02	$14.55	$14.24	$13.74	$14.33	$14.10	$15.76	$14.70	$13.36	$12.54
Number of accumulation units outstanding at end of period	0	0	1,976	0	0	9	9	632	110	147
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$18.99	$17.97	$15.96	$16.86	$17.09	$15.47	$13.53	$13.96	$12.00	$7.58
Value at end of period	$18.10	$18.99	$17.97	$15.96	$16.86	$17.09	$15.47	$13.53	$13.96	$12.00
Number of accumulation units outstanding at end of period	3	3	276	206	92	3	3	138	286	741
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.36	$20.18	$19.28	$20.43	$20.40	$20.25	$17.74	$18.44	$16.60	$14.17
Value at end of period	$20.32	$20.36	$20.18	$19.28	$20.43	$20.40	$20.25	$17.74	$18.44	$16.60
Number of accumulation units outstanding at end of period	59	59	59	108	105	304	303	737	1,615	1,256
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$28.96	$25.61	$24.10	$24.91	$23.80	$20.69	$18.47	$18.99	$16.88	$14.37
Value at end of period	$26.59	$28.96	$25.61	$24.10	$24.91	$23.80	$20.69	$18.47	$18.99	$16.88
Number of accumulation units outstanding at end of period	123	123	339	339	19	19	19	31	33	34
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.18	$13.12	$12.52	$13.45	$13.41	$14.18	$13.50	$13.21	$11.42	$9.65
Value at end of period	$13.69	$14.18	$13.12	$12.52	$13.45	$13.41	$14.18	$13.50	$13.21	$11.42
Number of accumulation units outstanding at end of period	1,337	1,327	2,422	2,425	1,590	1,575	1,569	3,916	4,484	9,210
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.86	$9.73	$9.31	$10.01
Value at end of period	$10.66	$11.86	$9.73	$9.31
Number of accumulation units outstanding at end of period	856	836	1,413	1,410

CFI 282

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$11.97	$12.07	$12.23	$12.41	$12.58	$12.77	$12.95	$13.14	$13.29	$13.45
Value at end of period	$11.98	$11.97	$12.07	$12.23	$12.41	$12.58	$12.77	$12.95	$13.14	$13.29
Number of accumulation units outstanding at end of period	9,664	9,623	9,781	10,937	8,050	7,944	7,792	15,525	11,458	15,436
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$29.32	$24.72	$22.85	$23.52	$21.55	$16.74	$14.67	$14.92	$13.26	$10.33
Value at end of period	$27.61	$29.32	$24.72	$22.85	$23.52	$21.55	$16.74	$14.67	$14.92	$13.26
Number of accumulation units outstanding at end of period	998	974	1,824	1,775	1,847	1,856	1,244	2,560	3,361	125
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$19.78	$18.89	$16.73	$17.32	$17.37	$16.69	$14.85	$14.43	$12.81	$8.70
Value at end of period	$18.87	$19.78	$18.89	$16.73	$17.32	$17.37	$16.69	$14.85	$14.43	$12.81
Number of accumulation units outstanding at end of period	387	387	388	2,164	2,003	1,331	1,152	649	1,034	894
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.51	$32.97	$30.34	$30.52	$27.20	$20.76	$18.40	$18.69	$16.64	$13.70
Value at end of period	$37.20	$40.51	$32.97	$30.34	$30.52	$27.20	$20.76	$18.40	$18.69	$16.64
Number of accumulation units outstanding at end of period	1,191	1,064	1,196	1,429	1,506	1,149	1,194	6,760	3,707	3,512
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$44.66	$39.90	$34.26	$35.40	$32.78	$24.72	$21.31	$21.87	$18.20	$14.02
Value at end of period	$37.70	$44.66	$39.90	$34.26	$35.40	$32.78	$24.72	$21.31	$21.87	$18.20
Number of accumulation units outstanding at end of period	1,246	1,247	1,611	1,935	1,631	982	978	3,528	3,702	5,013
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.96	$29.50	$23.51	$24.64	$23.71	$16.86	$15.22	$15.56	$12.85	$10.44
Value at end of period	$27.59	$31.96	$29.50	$23.51	$24.64	$23.71	$16.86	$15.22	$15.56	$12.85
Number of accumulation units outstanding at end of period	544	544	545	545	545	546	546	2,098	1,768	1,675
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.80	$22.02	$21.41	$21.60	$20.54	$20.87	$19.35	$18.26	$16.87	$15.34
Value at end of period	$22.35	$22.80	$22.02	$21.41	$21.60	$20.54	$20.87	$19.35	$18.26	$16.87
Number of accumulation units outstanding at end of period	2,843	2,820	7,281	8,385	3,378	1,501	1,400	5,374	2,823	8,270
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.63	$8.64	$8.69	$8.90	$9.60	$8.02	$6.85	$7.92	$7.45	$6.86
Value at end of period	$9.04	$10.63	$8.64	$8.69	$8.90	$9.60	$8.02	$6.85	$7.92	$7.45
Number of accumulation units outstanding at end of period	40	40	40	40	40	40	58	562	353	416
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$23.74	$18.56	$18.12	$17.28	$15.43	$11.96	$10.27	$10.31
Value at end of period	$23.05	$23.74	$18.56	$18.12	$17.28	$15.43	$11.96	$10.27
Number of accumulation units outstanding at end of period	2,108	2,097	3,089	5,132	5,095	1,037	1,008	3,325
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.60	$13.94	$12.42	$13.19	$12.16	$9.42	$8.34	$8.17	$6.95	$6.25
Value at end of period	$14.18	$15.60	$13.94	$12.42	$13.19	$12.16	$9.42	$8.34	$8.17	$6.95
Number of accumulation units outstanding at end of period	2,089	2,091	17,525	18,098	3,235	3,958	1,159	2,789	2,949	3,989
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$32.02	$25.97	$24.56	$24.80	$23.11	$17.77	$15.79	$16.10	$12.53	$8.99
Value at end of period	$29.20	$32.02	$25.97	$24.56	$24.80	$23.11	$17.77	$15.79	$16.10	$12.53
Number of accumulation units outstanding at end of period	113	103	106	75	49	20	16	16	292	241

CFI 283

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$33.72	$26.06	$24.81	$23.40	$20.99	$16.13	$14.30	$13.92	$12.52	$10.69
Value at end of period	$32.91	$33.72	$26.06	$24.81	$23.40	$20.99	$16.13	$14.30	$13.92	$12.52
Number of accumulation units outstanding at end of period	113	113	167	155	140	110	97	84	67	50
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$19.78	$16.37	$14.97	$14.88	$13.37	$10.27	$9.02	$8.92	$8.07	$6.62
Value at end of period	$18.82	$19.78	$16.37	$14.97	$14.88	$13.37	$10.27	$9.02	$8.92	$8.07
Number of accumulation units outstanding at end of period	0	0	61	916	795	654	510	942	310	2,121
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.26	$22.64	$19.92	$21.00	$18.99	$14.65	$12.82	$12.94	$11.81	$10.05
Value at end of period	$23.18	$25.26	$22.64	$19.92	$21.00	$18.99	$14.65	$12.82	$12.94	$11.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	21	13
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$32.01	$26.12	$24.81	$25.37	$23.17	$17.42	$15.31	$15.88	$12.80	$11.40
Value at end of period	$29.85	$32.01	$26.12	$24.81	$25.37	$23.17	$17.42	$15.31	$15.88	$12.80
Number of accumulation units outstanding at end of period	81	72	61	47	37	29	30	30	52	43
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$20.54	$17.67	$15.81	$16.50	$14.86	$11.23	$9.74	$10.07	$9.30
Value at end of period	$18.36	$20.54	$17.67	$15.81	$16.50	$14.86	$11.23	$9.74	$10.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	4
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.90	$18.56	$15.55	$16.53	$15.98	$11.68	$10.22	$10.79	$8.66	$7.79
Value at end of period	$18.28	$20.90	$18.56	$15.55	$16.53	$15.98	$11.68	$10.22	$10.79	$8.66
Number of accumulation units outstanding at end of period	0	0	137	97	46	19	16	12	331	4
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$21.34	$18.24	$16.32	$16.70	$16.05	$11.71	$10.31	$10.38	$7.95	$6.16
Value at end of period	$17.69	$21.34	$18.24	$16.32	$16.70	$16.05	$11.71	$10.31	$10.38	$7.95
Number of accumulation units outstanding at end of period	268	257	312	312	313	314	346	534	479	1,402
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$60.78	$55.41	$45.16	$46.18	$43.98	$32.39	$28.70	$29.86	$24.36	$19.37
Value at end of period	$50.41	$60.78	$55.41	$45.16	$46.18	$43.98	$32.39	$28.70	$29.86	$24.36
Number of accumulation units outstanding at end of period	145	145	174	168	112	154	176	366	472	626
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$16.81	$14.79	$14.17	$14.39	$13.83	$12.06	$10.79	$11.30	$10.07	$8.13
Value at end of period	$15.62	$16.81	$14.79	$14.17	$14.39	$13.83	$12.06	$10.79	$11.30	$10.07
Number of accumulation units outstanding at end of period	3,565	3,483	3,544	3,225	2,994	1,515	1,307	12,126	10,257	7,566
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$18.23	$15.48	$14.79	$15.07	$14.47	$12.20	$10.76	$11.44	$10.13	$8.01
Value at end of period	$16.46	$18.23	$15.48	$14.79	$15.07	$14.47	$12.20	$10.76	$11.44	$10.13
Number of accumulation units outstanding at end of period	1,657	1,584	2,493	4,460	4,115	3,021	2,552	3,543	125	817
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$18.98	$15.88	$15.14	$15.51	$14.84	$12.19	$10.71	$11.46	$10.10	$7.89
Value at end of period	$16.79	$18.98	$15.88	$15.14	$15.51	$14.84	$12.19	$10.71	$11.46	$10.10
Number of accumulation units outstanding at end of period	1,217	1,668	3,727	3,396	2,762	833	1,233	5,178	513	388

CFI 284

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.20	$16.01	$15.26	$15.62	$14.92	$12.25	$11.88
Value at end of period	$16.92	$19.20	$16.01	$15.26	$15.62	$14.92	$12.25
Number of accumulation units outstanding at end of period	4,589	4,227	3,793	3,264	2,869	2,422	1,922
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.07	$12.44	$11.87	$12.10	$11.54	$10.13	$9.04	$9.40	$8.46	$8.00
Value at end of period	$12.94	$14.07	$12.44	$11.87	$12.10	$11.54	$10.13	$9.04	$9.40	$8.46
Number of accumulation units outstanding at end of period	0	0	16	14	13	11	8	6	4	2
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.90	$13.83	$13.43	$13.61	$13.06	$12.38	$11.45	$11.57	$10.71	$9.27
Value at end of period	$14.23	$14.90	$13.83	$13.43	$13.61	$13.06	$12.38	$11.45	$11.57	$10.71
Number of accumulation units outstanding at end of period	420	420	421	464	56	0	0	0	0	0
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.97	$22.00	$21.12	$21.47	$20.43	$18.49	$16.70	$16.65	$15.21	$13.09
Value at end of period	$22.67	$23.97	$22.00	$21.12	$21.47	$20.43	$18.49	$16.70	$16.65	$15.21
Number of accumulation units outstanding at end of period	880	880	881	1,014	1,007	996	986	1,031	1,892	1,703
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$26.39	$22.71	$21.55	$22.13	$21.07	$17.46	$15.41	$16.10	$14.45	$11.71
Value at end of period	$23.85	$26.39	$22.71	$21.55	$22.13	$21.07	$17.46	$15.41	$16.10	$14.45
Number of accumulation units outstanding at end of period	6	6	24	23	59	298	305	300	1,167	786
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$24.86	$22.03	$20.96	$21.39	$20.34	$17.70	$15.81	$16.13	$14.61	$12.17
Value at end of period	$23.02	$24.86	$22.03	$20.96	$21.39	$20.34	$17.70	$15.81	$16.13	$14.61
Number of accumulation units outstanding at end of period	414	414	449	533	535	419	700	758	791	780
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.18	$11.98	$11.87	$12.02	$11.54	$12.01	$11.73	$11.11	$10.62	$10.68
Value at end of period	$11.97	$12.18	$11.98	$11.87	$12.02	$11.54	$12.01	$11.73	$11.11	$10.62
Number of accumulation units outstanding at end of period	5	5	23	23	24	5	5	5	4	2
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$35.39	$32.31	$26.42	$27.28	$24.61	$19.01	$16.58	$17.37	$14.44	$10.80
Value at end of period	$29.87	$35.39	$32.31	$26.42	$27.28	$24.61	$19.01	$16.58	$17.37	$14.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	254	250
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$35.73	$28.27	$27.23	$29.09	$28.29	$20.67	$17.53	$17.40	$13.95	$10.47
Value at end of period	$34.54	$35.73	$28.27	$27.23	$29.09	$28.29	$20.67	$17.53	$17.40	$13.95
Number of accumulation units outstanding at end of period	1	1	1	1	1	16	16	75	1,112	932
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.28	$13.08	$13.16	$13.54	$12.04	$11.75	$9.46	$10.12	$8.82	$6.69
Value at end of period	$12.88	$14.28	$13.08	$13.16	$13.54	$12.04	$11.75	$9.46	$10.12	$8.82
Number of accumulation units outstanding at end of period	56	56	56	57	57	69	497	1,526	967	938
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.43	$16.82	$16.37	$16.13	$12.60	$12.53	$11.00	$10.19	$8.08	$6.03
Value at end of period	$15.87	$17.43	$16.82	$16.37	$16.13	$12.60	$12.53	$11.00	$10.19	$8.08
Number of accumulation units outstanding at end of period	0	0	829	806	783	742	714	13	37	28

CFI 285

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$35.52	$29.64	$27.74	$27.33	$24.58	$18.51	$16.73	$17.81	$16.12	$12.43
Value at end of period	$31.86	$35.52	$29.64	$27.74	$27.33	$24.58	$18.51	$16.73	$17.81	$16.12
Number of accumulation units outstanding at end of period	97	97	97	98	98	54	36	919	184	131
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.82	$21.40	$18.43	$19.89	$18.49	$13.90	$11.88	$12.31	$10.85	$8.57
Value at end of period	$21.43	$24.82	$21.40	$18.43	$19.89	$18.49	$13.90	$11.88	$12.31	$10.85
Number of accumulation units outstanding at end of period	143	143	143	262	144	144	136	259	2,850	2,470
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.01	$19.22	$16.91	$17.52	$16.32	$13.25	$11.92	$12.22	$11.04	$9.13
Value at end of period	$18.74	$21.01	$19.22	$16.91	$17.52	$16.32	$13.25	$11.92	$12.22	$11.04
Number of accumulation units outstanding at end of period	6,664	6,651	7,027	7,035	7,469	5,495	5,478	8,138	9,820	14,368
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$22.83	$20.34	$17.20	$17.98	$16.57	$12.56	$11.12	$11.53	$10.40	$10.17
Value at end of period	$19.44	$22.83	$20.34	$17.20	$17.98	$16.57	$12.56	$11.12	$11.53	$10.40
Number of accumulation units outstanding at end of period	0	0	1	1	1	16	0	0	269	269
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.80	$19.01	$17.08	$20.57	$20.69	$22.27	$18.97	$23.55	$19.86	$11.74
Value at end of period	$21.98	$26.80	$19.01	$17.08	$20.57	$20.69	$22.27	$18.97	$23.55	$19.86
Number of accumulation units outstanding at end of period	21	31	621	481	346	241	214	885	523	485
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$36.15	$32.25	$28.53	$29.85	$26.34	$20.31	$17.17	$17.11	$14.12	$11.40
Value at end of period	$31.28	$36.15	$32.25	$28.53	$29.85	$26.34	$20.31	$17.17	$17.11	$14.12
Number of accumulation units outstanding at end of period	57	59	89	95	94	92	108	651	1,123	751
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.31	$25.73	$21.47	$22.62	$21.18	$15.47	$13.22	$13.60	$10.89	$8.67
Value at end of period	$25.85	$29.31	$25.73	$21.47	$22.62	$21.18	$15.47	$13.22	$13.60	$10.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	345	281	16
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$24.61	$18.29	$18.52	$18.05	$17.89	$14.28	$11.91	$13.15	$11.49	$8.36
Value at end of period	$21.05	$24.61	$18.29	$18.52	$18.05	$17.89	$14.28	$11.91	$13.15	$11.49
Number of accumulation units outstanding at end of period	3,245	3,219	5,133	6,150	5,790	4,929	5,399	9,845	12,899	17,633
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$20.42	$19.30	$17.13	$18.23	$18.43	$16.64	$14.53	$14.85	$12.66	$7.69
Value at end of period	$19.59	$20.42	$19.30	$17.13	$18.23	$18.43	$16.64	$14.53	$14.85	$12.66
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	115	115
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$25.55	$22.52	$21.15	$20.39	$18.44	$15.31	$13.57	$13.38	$11.91	$9.07
Value at end of period	$25.31	$25.55	$22.52	$21.15	$20.39	$18.44	$15.31	$13.57	$13.38	$11.91
Number of accumulation units outstanding at end of period	0	0	0	196	624	14	19	317	6,848	6,491
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$28.47	$23.15	$21.86	$21.74	$19.73	$14.81	$12.94	$13.63	$10.76	$7.46
Value at end of period	$27.15	$28.47	$23.15	$21.86	$21.74	$19.73	$14.81	$12.94	$13.63	$10.76
Number of accumulation units outstanding at end of period	1,660	1,639	1,837	2,438	2,159	2,093	2,229	3,693	3,410	4,546
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$29.72	$25.94	$22.16	$24.15	$22.80	$17.83	$15.44	$15.80	$13.95	$11.32
Value at end of period	$26.56	$29.72	$25.94	$22.16	$24.15	$22.80	$17.83	$15.44	$15.80	$13.95
Number of accumulation units outstanding at end of period	4	4	4	5	5	5	5	684	76	96

CFI 286

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$52.30	$39.72	$39.70	$36.35	$33.93	$24.72	$21.10	$21.64	$18.79	$13.33
Value at end of period	$50.98	$52.30	$39.72	$39.70	$36.35	$33.93	$24.72	$21.10	$21.64	$18.79
Number of accumulation units outstanding at end of period	264	259	330	443	415	258	270	704	1,867	2,929
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.73	$14.86	$14.80	$15.16	$15.55	$13.80	$11.79	$13.65	$12.17	$8.97
Value at end of period	$15.85	$18.73	$14.86	$14.80	$15.16	$15.55	$13.80	$11.79	$13.65	$12.17
Number of accumulation units outstanding at end of period	17	17	17	17	13	10	8	5	0	13
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.22	$9.30	$9.27	$9.73	$10.57	$8.91	$7.61	$8.77	$8.17	$6.28
Value at end of period	$9.40	$11.22	$9.30	$9.27	$9.73	$10.57	$8.91	$7.61	$8.77	$8.17
Number of accumulation units outstanding at end of period	119	119	119	608	302	286	276	5,123	2,433	2,731
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$14.65	$12.57	$11.50	$12.63	$13.18	$10.23	$8.53	$9.18	$9.00
Value at end of period	$12.37	$14.65	$12.57	$11.50	$12.63	$13.18	$10.23	$8.53	$9.18
Number of accumulation units outstanding at end of period	3	3	3	65	57	47	34	19	3
WANGER INTERNATIONAL
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.67	$11.20	$11.53	$11.68	$12.40	$10.28	$8.58	$10.20	$8.28	$7.94
Value at end of period	$11.90	$14.67	$11.20	$11.53	$11.68	$12.40	$10.28	$8.58	$10.20	$8.28
Number of accumulation units outstanding at end of period	0	0	41	41	23	0	0	0	372	352
WANGER SELECT
Value at beginning of period	$28.50	$22.82	$20.43	$20.67	$20.34	$15.33	$13.13	$16.19	$12.98	$7.92
Value at end of period	$24.60	$28.50	$22.82	$20.43	$20.67	$20.34	$15.33	$13.13	$16.19	$12.98
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	97	837	88	175
WANGER USA
Value at beginning of period	$28.10	$23.84	$21.28	$21.72	$21.03	$15.95	$13.49	$14.18	$11.66	$8.32
Value at end of period	$27.29	$28.10	$23.84	$21.28	$21.72	$21.03	$15.95	$13.49	$14.18	$11.66
Number of accumulation units outstanding at end of period	92	92	92	311	93	93	93	357	5,828	5,342
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$44.96	$41.07	$32.33	$34.37	$32.48	$23.87	$21.34	$22.13	$18.32	$14.31
Value at end of period	$38.23	$44.96	$41.07	$32.33	$34.37	$32.48	$23.87	$21.34	$22.13	$18.32
Number of accumulation units outstanding at end of period	59	59	59	159	159	269	269	279	801	955

TABLE 33
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$25.73	$20.50	$20.40	$20.21	$19.58	$14.75	$13.03	$13.96	$12.93	$12.83
Value at end of period	$24.92	$25.73	$20.50	$20.40	$20.21	$19.58	$14.75	$13.03	$13.96	$12.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	680	596

CFI 287

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$20.74	$16.32	$15.40	$15.70	$13.97	$11.55	$10.54	$10.90	$9.55	$8.87
Value at end of period	$20.93	$20.74	$16.32	$15.40	$15.70	$13.97	$11.55	$10.54	$10.90	$9.55
Number of accumulation units outstanding at end of period	161	175	195	217	241	1,354	1,369	1,505	578	101
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.02	$16.70	$15.50	$16.20	$15.07	$11.79	$10.92	$10.87	$9.83	$8.82
Value at end of period	$18.69	$20.02	$16.70	$15.50	$16.20	$15.07	$11.79	$10.92	$10.87	$9.83
Number of accumulation units outstanding at end of period	253	295	324	390	463	1,404	1,407	1,614	565	603
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.87	$11.69	$11.33	$11.75	$11.62	$12.98	$12.35	$11.10	$11.00
Value at end of period	$11.40	$11.87	$11.69	$11.33	$11.75	$11.62	$12.98	$12.35	$11.10
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	768	163
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$19.06	$15.69	$14.16	$13.91	$12.97	$10.01	$8.68	$8.98	$8.00	$7.39
Value at end of period	$17.53	$19.06	$15.69	$14.16	$13.91	$12.97	$10.01	$8.68	$8.98	$8.00
Number of accumulation units outstanding at end of period	627	628	1,381	1,382	1,383	1,384	1,681	1,989	1,151	456
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during December 2009)
Value at beginning of period	$17.30	$13.84	$13.29	$13.14	$13.10	$10.28	$8.55	$10.13	$8.23	$8.05
Value at end of period	$15.39	$17.30	$13.84	$13.29	$13.14	$13.10	$10.28	$8.55	$10.13	$8.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	1,086	960
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.59	$11.40	$11.26	$11.40	$10.97	$11.36	$10.89	$10.38	$10.44
Value at end of period	$11.40	$11.59	$11.40	$11.26	$11.40	$10.97	$11.36	$10.89	$10.38
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	59	59
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$27.75	$22.34	$20.91	$20.15	$18.72	$14.20	$11.96	$12.76	$11.53	$8.70
Value at end of period	$26.52	$27.75	$22.34	$20.91	$20.15	$18.72	$14.20	$11.96	$12.76	$11.53
Number of accumulation units outstanding at end of period	918	919	1,978	2,027	1,471	1,673	2,355	3,270	1,134	1,554
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$24.34	$20.57	$18.42	$18.74	$17.11	$13.18	$11.89	$11.28	$10.11	$8.62
Value at end of period	$23.25	$24.34	$20.57	$18.42	$18.74	$17.11	$13.18	$11.89	$11.28	$10.11
Number of accumulation units outstanding at end of period	0	40	97	160	221	466	245	723	0	0
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during June 2011)
Value at beginning of period	$22.53	$20.51	$16.78	$19.00	$17.58	$12.35	$10.77	$11.55
Value at end of period	$18.07	$22.53	$20.51	$16.78	$19.00	$17.58	$12.35	$10.77
Number of accumulation units outstanding at end of period	57	57	40	40	41	41	41	32
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.61	$23.21	$21.85	$22.67	$21.00	$18.07	$16.59	$16.11	$14.59	$11.82
Value at end of period	$24.56	$25.61	$23.21	$21.85	$22.67	$21.00	$18.07	$16.59	$16.11	$14.59
Number of accumulation units outstanding at end of period	176	177	177	177	177	177	177	361	177	177

CFI 288

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.82	$15.96	$14.22	$15.22	$13.80	$10.36	$9.03	$9.58	$8.10
Value at end of period	$15.19	$17.82	$15.96	$14.22	$15.22	$13.80	$10.36	$9.03	$9.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	124	124	125	118
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$56.08	$46.71	$43.90	$44.27	$40.14	$31.04	$27.06	$28.18	$24.41	$18.26
Value at end of period	$51.72	$56.08	$46.71	$43.90	$44.27	$40.14	$31.04	$27.06	$28.18	$24.41
Number of accumulation units outstanding at end of period	1,420	1,476	1,917	1,994	1,179	1,623	2,578	4,221	4,140	6,050
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$34.91	$31.39	$27.00	$28.54	$26.64	$21.11	$18.26	$18.36	$16.19	$12.62
Value at end of period	$31.53	$34.91	$31.39	$27.00	$28.54	$26.64	$21.11	$18.26	$18.36	$16.19
Number of accumulation units outstanding at end of period	1,661	1,683	1,697	2,019	837	976	1,472	3,167	2,067	3,869
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$38.60	$29.00	$29.20	$27.66	$25.22	$18.78	$16.62	$16.84	$13.77	$10.89
Value at end of period	$37.96	$38.60	$29.00	$29.20	$27.66	$25.22	$18.78	$16.62	$16.84	$13.77
Number of accumulation units outstanding at end of period	2,264	2,297	2,298	2,300	2,266	2,698	4,985	10,097	5,694	7,724
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.49	$18.30	$19.57	$19.17	$21.17	$16.47	$13.85	$16.97	$15.23	$12.22
Value at end of period	$19.71	$23.49	$18.30	$19.57	$19.17	$21.17	$16.47	$13.85	$16.97	$15.23
Number of accumulation units outstanding at end of period	288	288	288	317	333	333	1,060	2,431	1,135	1,785
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$34.43	$31.59	$24.63	$27.00	$27.25	$20.30	$17.41	$18.36	$14.54	$11.43
Value at end of period	$29.55	$34.43	$31.59	$24.63	$27.00	$27.25	$20.30	$17.41	$18.36	$14.54
Number of accumulation units outstanding at end of period	0	0	0	8	8	8	334	726	0	325
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.05	$18.57	$16.83	$17.86	$17.35	$13.63	$12.54	$13.57	$12.24	$11.43
Value at end of period	$18.25	$21.05	$18.57	$16.83	$17.86	$17.35	$13.63	$12.54	$13.57	$12.24
Number of accumulation units outstanding at end of period	127	127	128	128	128	128	128	313	172	24
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$69.12	$55.10	$54.69	$52.87	$49.49	$35.85	$37.15
Value at end of period	$65.62	$69.12	$55.10	$54.69	$52.87	$49.49	$35.85
Number of accumulation units outstanding at end of period	84	84	333	333	280	316	348
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$16.44	$14.75	$13.58	$14.63	$13.73	$10.78	$9.61	$9.76	$9.05	$7.16
Value at end of period	$14.68	$16.44	$14.75	$13.58	$14.63	$13.73	$10.78	$9.61	$9.76	$9.05
Number of accumulation units outstanding at end of period	211	212	1,692	1,754	1,917	2,174	2,176	6,554	2,109	2,693
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$46.89	$37.35	$33.74	$32.93	$29.71	$22.78	$19.71	$20.30	$16.37	$11.48
Value at end of period	$46.00	$46.89	$37.35	$33.74	$32.93	$29.71	$22.78	$19.71	$20.30	$16.37
Number of accumulation units outstanding at end of period	0	0	0	0	13	13	13	13	13	13
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$26.13	$25.60	$25.36	$25.69	$24.85	$25.26	$23.67	$22.51	$21.16	$18.97
Value at end of period	$25.49	$26.13	$25.60	$25.36	$25.69	$24.85	$25.26	$23.67	$22.51	$21.16
Number of accumulation units outstanding at end of period	0	0	0	0	8	8	8	8	8	8

CFI 289

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
JANUS HENDERSON GLOBAL RESEARCH PORTOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$29.72	$23.75	$23.62	$24.54	$23.18	$18.33	$15.49	$18.23	$15.98	$11.78
Value at end of period	$27.27	$29.72	$23.75	$23.62	$24.54	$23.18	$18.33	$15.49	$18.23	$15.98
Number of accumulation units outstanding at end of period	0	0	0	0	4	4	4	4	4	4
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$21.68	$20.05	$16.13	$16.98	$16.41	$12.29	$10.75	$11.11	$9.04	$7.14
Value at end of period	$17.77	$21.68	$20.05	$16.13	$16.98	$16.41	$12.29	$10.75	$11.11	$9.04
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	154	93	0
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$23.05	$21.90	$19.10	$20.15	$18.34	$14.29	$12.66	$13.39	$10.84	$8.69
Value at end of period	$19.29	$23.05	$21.90	$19.10	$20.15	$18.34	$14.29	$12.66	$13.39	$10.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	432	1,644	1,002	1,229
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$20.04	$17.19	$15.88	$16.21	$14.92	$10.98	$10.06	$10.53	$8.72	$6.79
Value at end of period	$18.57	$20.04	$17.19	$15.88	$16.21	$14.92	$10.98	$10.06	$10.53	$8.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$84.07	$63.32	$60.13	$71.03	$75.74	$70.96	$59.61	$73.88	$59.05	$32.99
Value at end of period	$72.76	$84.07	$63.32	$60.13	$71.03	$75.74	$70.96	$59.61	$73.88	$59.05
Number of accumulation units outstanding at end of period	497	497	620	625	521	666	666	174	232	393
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$41.75	$31.01	$31.45	$30.71	$30.48	$24.30	$20.35	$22.52	$19.71	$14.32
Value at end of period	$35.70	$41.75	$31.01	$31.45	$30.71	$30.48	$24.30	$20.35	$22.52	$19.71
Number of accumulation units outstanding at end of period	0	0	0	0	13	13	13	13	13	13
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$27.00	$24.01	$20.64	$22.27	$20.20	$14.54	$12.51	$12.98	$10.68	$7.90
Value at end of period	$23.85	$27.00	$24.01	$20.64	$22.27	$20.20	$14.54	$12.51	$12.98	$10.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	136	0	0
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$16.88	$15.14	$14.53	$14.83	$13.94	$12.16	$11.09	$11.47	$10.40	$8.70
Value at end of period	$15.95	$16.88	$15.14	$14.53	$14.83	$13.94	$12.16	$11.09	$11.47	$10.40
Number of accumulation units outstanding at end of period	731	731	731	731	0	0	235	342	0	960
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.45	$14.15	$13.66	$14.25	$14.03	$15.69	$14.65	$13.31	$12.50	$10.72
Value at end of period	$13.92	$14.45	$14.15	$13.66	$14.25	$14.03	$15.69	$14.65	$13.31	$12.50
Number of accumulation units outstanding at end of period	530	531	531	531	532	1,085	1,085	639	759	859
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$18.86	$17.86	$15.87	$16.77	$17.01	$15.41	$13.47	$13.91	$11.96	$7.57
Value at end of period	$17.97	$18.86	$17.86	$15.87	$16.77	$17.01	$15.41	$13.47	$13.91	$11.96
Number of accumulation units outstanding at end of period	182	182	182	182	182	183	183	509	844	583
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.22	$20.05	$19.16	$20.32	$20.30	$20.16	$17.68	$18.38	$16.56	$14.14
Value at end of period	$20.17	$20.22	$20.05	$19.16	$20.32	$20.30	$20.16	$17.68	$18.38	$16.56
Number of accumulation units outstanding at end of period	837	855	1,214	1,242	1,269	2,072	2,074	1,477	1,279	893
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$28.65	$25.35	$23.86	$24.68	$23.59	$20.52	$18.33	$18.85	$16.77	$14.28
Value at end of period	$26.29	$28.65	$25.35	$23.86	$24.68	$23.59	$20.52	$18.33	$18.85	$16.77
Number of accumulation units outstanding at end of period	337	356	456	457	458	459	561	599	1,420	1,459

CFI 290

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.09	$13.04	$12.45	$13.37	$13.35	$14.12	$13.44	$13.16	$11.39	$9.62
Value at end of period	$13.60	$14.09	$13.04	$12.45	$13.37	$13.35	$14.12	$13.44	$13.16	$11.39
Number of accumulation units outstanding at end of period	49	49	486	487	283	288	1,412	1,076	454	1,304
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.85	$9.72	$9.31	$10.01
Value at end of period	$10.64	$11.85	$9.72	$9.31
Number of accumulation units outstanding at end of period	161	162	846	873
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$11.84	$11.95	$12.11	$12.29	$12.47	$12.66	$12.85	$13.04	$13.20	$13.36
Value at end of period	$11.85	$11.84	$11.95	$12.11	$12.29	$12.47	$12.66	$12.85	$13.04	$13.20
Number of accumulation units outstanding at end of period	4,056	3,554	3,512	3,168	3,008	2,739	2,718	3,190	1,614	4,626
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$29.01	$24.47	$22.63	$23.30	$21.36	$16.60	$14.55	$14.81	$13.17	$10.27
Value at end of period	$27.30	$29.01	$24.47	$22.63	$23.30	$21.36	$16.60	$14.55	$14.81	$13.17
Number of accumulation units outstanding at end of period	3,856	3,984	4,050	4,447	3,174	3,220	7,133	9,334	10,332	13,350
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$19.65	$18.78	$16.64	$17.24	$17.30	$16.62	$14.80	$14.39	$12.78	$12.67
Value at end of period	$18.74	$19.65	$18.78	$16.64	$17.24	$17.30	$16.62	$14.80	$14.39	$12.78
Number of accumulation units outstanding at end of period	30	40	54	71	88	343	343	495	793	611
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.08	$32.64	$30.05	$30.24	$26.96	$20.59	$18.26	$18.56	$16.53	$13.62
Value at end of period	$36.79	$40.08	$32.64	$30.05	$30.24	$26.96	$20.59	$18.26	$18.56	$16.53
Number of accumulation units outstanding at end of period	1,406	2,154	2,156	2,402	2,041	2,043	2,318	5,764	2,891	6,208
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$44.23	$39.53	$33.96	$35.10	$32.52	$24.53	$21.16	$21.73	$18.09	$13.94
Value at end of period	$37.32	$44.23	$39.53	$33.96	$35.10	$32.52	$24.53	$21.16	$21.73	$18.09
Number of accumulation units outstanding at end of period	1,325	1,325	1,337	1,340	1,142	1,143	1,737	2,318	2,168	3,104
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.65	$29.23	$23.30	$24.44	$23.53	$16.74	$15.12	$15.46	$12.77	$10.39
Value at end of period	$27.31	$31.65	$29.23	$23.30	$24.44	$23.53	$16.74	$15.12	$15.46	$12.77
Number of accumulation units outstanding at end of period	0	0	0	0	15	15	509	2,426	28	719
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.55	$21.79	$21.20	$21.40	$20.36	$20.69	$19.20	$18.13	$16.75	$15.24
Value at end of period	$22.09	$22.55	$21.79	$21.20	$21.40	$20.36	$20.69	$19.20	$18.13	$16.75
Number of accumulation units outstanding at end of period	408	410	415	422	41	41	42	1,295	977	1,491
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.58	$8.60	$8.66	$8.87	$9.57	$8.00	$6.84	$7.91	$7.44	$6.86
Value at end of period	$8.99	$10.58	$8.60	$8.66	$8.87	$9.57	$8.00	$6.84	$7.91	$7.44
Number of accumulation units outstanding at end of period	0	0	0	0	12	12	12	36	37	38
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$23.66	$18.51	$18.07	$17.24	$15.41	$11.94	$10.27	$10.30
Value at end of period	$22.96	$23.66	$18.51	$18.07	$17.24	$15.41	$11.94	$10.27
Number of accumulation units outstanding at end of period	3,800	3,906	5,570	5,609	3,645	2,608	4,629	5,342

CFI 291

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.51	$13.87	$12.36	$13.13	$12.11	$9.39	$8.31	$8.15	$6.93	$6.25
Value at end of period	$14.09	$15.51	$13.87	$12.36	$13.13	$12.11	$9.39	$8.31	$8.15	$6.93
Number of accumulation units outstanding at end of period	387	387	4,743	4,745	2,160	2,160	1,913	3,488	2,288	3,288
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$31.76	$25.77	$24.39	$24.63	$22.97	$17.67	$15.71	$16.02	$12.48	$8.96
Value at end of period	$28.94	$31.76	$25.77	$24.39	$24.63	$22.97	$17.67	$15.71	$16.02	$12.48
Number of accumulation units outstanding at end of period	35	35	11	28	28	365	71	189	22	0
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2011)
Value at beginning of period	$33.57	$25.96	$24.73	$23.33	$20.94	$16.10	$14.28	$14.28
Value at end of period	$32.75	$33.57	$25.96	$24.73	$23.33	$20.94	$16.10	$14.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	32
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.69	$16.30	$14.92	$14.83	$13.33	$10.25	$9.00	$8.91	$8.06	$6.86
Value at end of period	$18.72	$19.69	$16.30	$14.92	$14.83	$13.33	$10.25	$9.00	$8.91	$8.06
Number of accumulation units outstanding at end of period	95	58	17	0	0	0	0	49	0	839
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$25.15	$22.55	$19.85	$20.94	$18.94	$14.63	$12.81	$12.81
Value at end of period	$23.07	$25.15	$22.55	$19.85	$20.94	$18.94	$14.63	$12.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	34
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$60.15	$54.87	$44.74	$45.78	$43.62	$32.14	$28.49	$29.66	$24.20	$19.26
Value at end of period	$49.87	$60.15	$54.87	$44.74	$45.78	$43.62	$32.14	$28.49	$29.66	$24.20
Number of accumulation units outstanding at end of period	513	669	670	963	1,267	1,292	2,202	2,870	2,327	4,023
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$16.70	$14.70	$14.10	$14.32	$13.77	$12.02	$10.75	$11.26	$10.05	$8.11
Value at end of period	$15.51	$16.70	$14.70	$14.10	$14.32	$13.77	$12.02	$10.75	$11.26	$10.05
Number of accumulation units outstanding at end of period	85	58	1,339	1,309	0	1,603	1,603	1,664	96	1,297
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$18.11	$15.39	$14.71	$15.00	$14.41	$12.15	$10.72	$11.41	$10.11	$7.99
Value at end of period	$16.35	$18.11	$15.39	$14.71	$15.00	$14.41	$12.15	$10.72	$11.41	$10.11
Number of accumulation units outstanding at end of period	1,060	810	669	673	675	676	678	2,449	740	685
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$18.86	$15.79	$15.06	$15.44	$14.77	$12.15	$10.68	$11.43	$11.20
Value at end of period	$16.68	$18.86	$15.79	$15.06	$15.44	$14.77	$12.15	$10.68	$11.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	737	28
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$19.13	$15.96	$15.22	$15.58	$14.89	$12.24	$10.75	$11.50	$11.27
Value at end of period	$16.85	$19.13	$15.96	$15.22	$15.58	$14.89	$12.24	$10.75	$11.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	917	18
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.00	$12.39	$11.83	$12.06	$11.51	$10.10	$9.02	$9.39	$8.45	$8.17
Value at end of period	$12.87	$14.00	$12.39	$11.83	$12.06	$11.51	$10.10	$9.02	$9.39	$8.45
Number of accumulation units outstanding at end of period	624	626	526	328	237	401	293	174	189	163

CFI 292

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.80	$13.75	$13.36	$13.55	$13.00	$12.34	$11.41	$11.59
Value at end of period	$14.14	$14.80	$13.75	$13.36	$13.55	$13.00	$12.34	$11.41
Number of accumulation units outstanding at end of period	912	914	915	917	918	804	673	671
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.33	$12.27	$11.77	$11.99	$11.53	$10.68	$9.68	$9.90	$9.04	$8.95
Value at end of period	$12.58	$13.33	$12.27	$11.77	$11.99	$11.53	$10.68	$9.68	$9.90	$9.04
Number of accumulation units outstanding at end of period	6	6	8	10	434	438	374	258	134	3
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.71	$21.77	$20.91	$21.27	$20.25	$18.34	$16.57	$16.53	$15.11	$13.01
Value at end of period	$22.41	$23.71	$21.77	$20.91	$21.27	$20.25	$18.34	$16.57	$16.53	$15.11
Number of accumulation units outstanding at end of period	39	52	148	148	149	149	149	227	228	246
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$26.11	$22.48	$21.34	$21.92	$20.88	$17.32	$15.29	$15.99	$14.35	$11.63
Value at end of period	$23.58	$26.11	$22.48	$21.34	$21.92	$20.88	$17.32	$15.29	$15.99	$14.35
Number of accumulation units outstanding at end of period	616	618	619	668	869	873	1,045	1,667	1,655	1,762
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$24.60	$21.81	$20.76	$21.19	$20.16	$17.55	$15.69	$16.02	$14.51	$12.09
Value at end of period	$22.76	$24.60	$21.81	$20.76	$21.19	$20.16	$17.55	$15.69	$16.02	$14.51
Number of accumulation units outstanding at end of period	42	43	47	48	48	151	858	1,571	1,232	1,641
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.12	$11.93	$11.83	$11.98	$11.50	$11.98	$11.71	$11.09	$11.18
Value at end of period	$11.90	$12.12	$11.93	$11.83	$11.98	$11.50	$11.98	$11.71	$11.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	730	111
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$35.11	$32.07	$26.24	$27.11	$24.47	$18.91	$16.50	$17.46
Value at end of period	$29.62	$35.11	$32.07	$26.24	$27.11	$24.47	$18.91	$16.50
Number of accumulation units outstanding at end of period	0	0	0	531	531	531	531	2
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$35.45	$28.07	$27.05	$28.91	$28.13	$20.56	$17.44	$17.32	$13.90	$10.44
Value at end of period	$34.26	$35.45	$28.07	$27.05	$28.91	$28.13	$20.56	$17.44	$17.32	$13.90
Number of accumulation units outstanding at end of period	717	717	717	726	726	726	758	412	75	31
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.22	$13.03	$13.11	$13.50	$12.01	$11.73	$9.44	$10.11	$8.82	$6.69
Value at end of period	$12.81	$14.22	$13.03	$13.11	$13.50	$12.01	$11.73	$9.44	$10.11	$8.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.33	$16.73	$16.29	$16.06	$12.55	$12.49	$10.97	$10.17	$8.07	$6.03
Value at end of period	$15.77	$17.33	$16.73	$16.29	$16.06	$12.55	$12.49	$10.97	$10.17	$8.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	6	6	6
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$35.24	$29.42	$27.55	$27.16	$24.44	$18.41	$16.65	$17.73	$16.06	$12.39
Value at end of period	$31.59	$35.24	$29.42	$27.55	$27.16	$24.44	$18.41	$16.65	$17.73	$16.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 293

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2011)
Value at beginning of period	$19.53	$17.87	$14.66	$15.34	$14.92	$10.82	$9.62	$10.70
Value at end of period	$15.82	$19.53	$17.87	$14.66	$15.34	$14.92	$10.82	$9.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	79
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.63	$21.24	$18.31	$19.76	$18.38	$13.82	$11.83	$12.26	$10.81	$8.54
Value at end of period	$21.25	$24.63	$21.24	$18.31	$19.76	$18.38	$13.82	$11.83	$12.26	$10.81
Number of accumulation units outstanding at end of period	975	975	975	992	1,114	1,114	1,115	489	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$20.87	$19.10	$16.82	$17.44	$16.24	$13.20	$11.88	$12.19	$11.01	$9.11
Value at end of period	$18.61	$20.87	$19.10	$16.82	$17.44	$16.24	$13.20	$11.88	$12.19	$11.01
Number of accumulation units outstanding at end of period	3,206	3,337	4,349	4,351	3,392	3,737	3,741	7,593	4,626	5,770
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.68	$20.22	$17.11	$17.90	$16.50	$12.51	$11.08	$11.50	$10.38	$8.50
Value at end of period	$19.31	$22.68	$20.22	$17.11	$17.90	$16.50	$12.51	$11.08	$11.50	$10.38
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	282	0	0
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.63	$18.90	$16.99	$20.48	$20.60	$22.18	$18.90	$23.48	$19.81	$11.72
Value at end of period	$21.83	$26.63	$18.90	$16.99	$20.48	$20.60	$22.18	$18.90	$23.48	$19.81
Number of accumulation units outstanding at end of period	20	20	72	72	73	73	74	231	581	449
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$35.86	$32.01	$28.33	$29.66	$26.18	$20.21	$17.09	$17.04	$14.07	$11.36
Value at end of period	$31.02	$35.86	$32.01	$28.33	$29.66	$26.18	$20.21	$17.09	$17.04	$14.07
Number of accumulation units outstanding at end of period	829	838	850	1,352	1,362	1,362	1,317	216	1	1
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$29.13	$25.58	$21.36	$22.51	$21.09	$15.41	$13.18	$13.56	$10.86	$9.91
Value at end of period	$25.67	$29.13	$25.58	$21.36	$22.51	$21.09	$15.41	$13.18	$13.56	$10.86
Number of accumulation units outstanding at end of period	133	133	133	133	134	134	134	127	83	27
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$24.45	$18.19	$18.42	$17.96	$17.81	$14.23	$11.87	$13.11	$11.47	$8.34
Value at end of period	$20.91	$24.45	$18.19	$18.42	$17.96	$17.81	$14.23	$11.87	$13.11	$11.47
Number of accumulation units outstanding at end of period	3,666	3,814	4,490	4,898	2,919	3,627	10,419	18,889	11,567	23,132
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$20.30	$19.20	$17.05	$18.15	$18.36	$16.59	$14.49	$14.82	$12.64	$7.68
Value at end of period	$19.47	$20.30	$19.20	$17.05	$18.15	$18.36	$16.59	$14.49	$14.82	$12.64
Number of accumulation units outstanding at end of period	432	432	432	432	432	0	0	0	0	0
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$25.39	$22.39	$21.03	$20.29	$18.36	$15.26	$13.53	$13.35	$11.88	$9.05
Value at end of period	$25.13	$25.39	$22.39	$21.03	$20.29	$18.36	$15.26	$13.53	$13.35	$11.88
Number of accumulation units outstanding at end of period	3,913	3,937	4,468	4,715	4,748	5,666	4,807	5,011	2,937	1,320
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$28.29	$23.01	$21.74	$21.64	$19.64	$14.75	$12.89	$13.59	$10.73	$7.44
Value at end of period	$26.97	$28.29	$23.01	$21.74	$21.64	$19.64	$14.75	$12.89	$13.59	$10.73
Number of accumulation units outstanding at end of period	6,448	8,210	8,332	8,483	7,072	8,201	8,737	16,659	9,032	13,852

CFI 294

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$29.50	$25.77	$22.02	$24.01	$22.68	$17.75	$15.37	$15.74	$13.90	$11.29
Value at end of period	$26.35	$29.50	$25.77	$22.02	$24.01	$22.68	$17.75	$15.37	$15.74	$13.90
Number of accumulation units outstanding at end of period	171	171	171	171	267	268	268	379	511	511
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$51.74	$39.32	$39.31	$36.02	$33.64	$24.52	$20.93	$21.48	$18.66	$13.25
Value at end of period	$50.41	$51.74	$39.32	$39.31	$36.02	$33.64	$24.52	$20.93	$21.48	$18.66
Number of accumulation units outstanding at end of period	514	515	500	530	218	299	2,349	3,000	1,125	4,894
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.16	$9.26	$9.23	$9.70	$10.54	$8.89	$7.59	$8.76	$8.17	$6.27
Value at end of period	$9.35	$11.16	$9.26	$9.23	$9.70	$10.54	$8.89	$7.59	$8.76	$8.17
Number of accumulation units outstanding at end of period	19	19	19	935	935	936	1,888	1,886	2,131	4,407
WANGER INTERNATIONAL
Value at beginning of period	$14.60	$11.15	$11.48	$11.64	$12.36	$10.25	$8.56	$10.18	$8.27	$5.61
Value at end of period	$11.83	$14.60	$11.15	$11.48	$11.64	$12.36	$10.25	$8.56	$10.18	$8.27
Number of accumulation units outstanding at end of period	853	853	853	854	854	0	0	170	1,164	937
WANGER SELECT
Value at beginning of period	$28.30	$22.68	$20.31	$20.56	$20.24	$15.27	$13.08	$16.13	$12.94	$7.90
Value at end of period	$24.42	$28.30	$22.68	$20.31	$20.56	$20.24	$15.27	$13.08	$16.13	$12.94
Number of accumulation units outstanding at end of period	242	242	242	847	847	847	848	169	1,552	1,273
WANGER USA
Value at beginning of period	$27.91	$23.69	$21.15	$21.60	$20.93	$15.88	$13.44	$14.13	$11.63	$8.30
Value at end of period	$27.09	$27.91	$23.69	$21.15	$21.60	$20.93	$15.88	$13.44	$14.13	$11.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	120	1,076	913
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$44.57	$40.74	$32.08	$34.12	$32.26	$23.72	$21.22	$22.02	$18.23	$14.25
Value at end of period	$37.88	$44.57	$40.74	$32.08	$34.12	$32.26	$23.72	$21.22	$22.02	$18.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	4	4	4

TABLE 34
FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$26.29	$20.89	$20.74	$20.50	$19.81	$14.88	$13.12	$14.02	$12.96	$10.00
Value at end of period	$25.53	$26.29	$20.89	$20.74	$20.50	$19.81	$14.88	$13.12	$14.02	$12.96
Number of accumulation units outstanding at end of period	56,174	49,143	38,475	38,909	34,110	39,402	30,680	33,167	33,327	17,841
ALLIANZGI NFJ LARGE-CAP VALUE FUND (INSTITUTIONAL CLASS)
Value at beginning of period	$16.11	$13.44	$11.91	$12.73	$11.55	$8.82	$7.82	$7.78	$6.99	$6.09
Value at end of period	$14.42	$16.11	$13.44	$11.91	$12.73	$11.55	$8.82	$7.82	$7.78	$6.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	426	426

CFI 295

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$27.18	$21.34	$20.08	$20.42	$18.13	$14.95	$13.61	$14.04	$12.27	$9.78
Value at end of period	$27.50	$27.18	$21.34	$20.08	$20.42	$18.13	$14.95	$13.61	$14.04	$12.27
Number of accumulation units outstanding at end of period	301,924	301,368	311,750	341,062	412,623	399,081	377,898	336,271	244,636	93,645
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$24.93	$20.75	$19.21	$20.03	$18.58	$14.51	$13.40	$13.31	$12.01	$9.81
Value at end of period	$23.34	$24.93	$20.75	$19.21	$20.03	$18.58	$14.51	$13.40	$13.31	$12.01
Number of accumulation units outstanding at end of period	461,659	520,477	563,933	561,135	598,156	623,524	553,337	490,630	376,353	142,723
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14	$10.69	$10.07
Value at end of period	$11.68	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14	$10.69
Number of accumulation units outstanding at end of period	245,717	254,389	294,414	324,490	374,194	408,029	647,130	591,126	259,552	182,946
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.06	$9.81	$9.29	$10.09
Value at end of period	$10.14	$11.06	$9.81	$9.29
Number of accumulation units outstanding at end of period	140,029	101,081	79,335	11,635
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10
Value at end of period	$18.00	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04	$8.03
Number of accumulation units outstanding at end of period	1,335,428	1,269,118	1,161,188	1,112,564	948,483	914,856	881,974	944,377	888,051	785,000
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$17.72	$14.15	$13.54	$13.36	$13.29	$10.40	$8.63	$10.20	$8.27	$5.45
Value at end of period	$15.80	$17.72	$14.15	$13.54	$13.36	$13.29	$10.40	$8.63	$10.20	$8.27
Number of accumulation units outstanding at end of period	388,765	393,595	387,499	376,679	329,837	362,305	299,103	273,302	249,646	116,361
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$11.87	$11.65	$11.48	$11.60	$11.12	$11.49	$10.99	$10.45	$9.87	$8.70
Value at end of period	$11.71	$11.87	$11.65	$11.48	$11.60	$11.12	$11.49	$10.99	$10.45	$9.87
Number of accumulation units outstanding at end of period	215,889	225,912	241,090	260,902	230,797	229,376	284,761	250,274	203,373	196,860
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$28.71	$23.06	$21.53	$20.69	$19.18	$14.51	$12.19	$12.97	$11.70	$8.81
Value at end of period	$27.51	$28.71	$23.06	$21.53	$20.69	$19.18	$14.51	$12.19	$12.97	$11.70
Number of accumulation units outstanding at end of period	2,817,481	3,046,673	3,189,722	3,481,327	3,718,540	3,974,654	4,192,923	4,708,634	5,018,725	5,228,768
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$25.18	$21.23	$18.96	$19.25	$17.53	$13.46	$12.12	$11.47	$10.25	$8.72
Value at end of period	$24.12	$25.18	$21.23	$18.96	$19.25	$17.53	$13.46	$12.12	$11.47	$10.25
Number of accumulation units outstanding at end of period	1,590,085	1,570,259	1,686,283	1,615,448	1,703,332	1,755,554	1,801,763	1,831,150	1,773,220	1,879,255
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during May 2010)
Value at beginning of period	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81	$11.71	$9.49
Value at end of period	$18.46	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81	$11.71
Number of accumulation units outstanding at end of period	253,748	319,917	351,961	357,894	437,609	373,361	189,894	169,341	93,780

CFI 296

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10	$11.54	$10.25
Value at end of period	$19.82	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10	$11.54
Number of accumulation units outstanding at end of period	123,891	137,845	164,496	203,524	187,146	192,705	66,427	83,460	38,754
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.07	$9.33	$10.45	$11.01	$11.26	$9.11	$7.35	$8.03	$7.68	$5.56
Value at end of period	$10.62	$12.07	$9.33	$10.45	$11.01	$11.26	$9.11	$7.35	$8.03	$7.68
Number of accumulation units outstanding at end of period	304,568	375,584	419,335	506,293	452,582	395,930	208,888	136,630	133,229	88,129
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.01	$10.41	$9.14	$10.03
Value at end of period	$11.29	$12.01	$10.41	$9.14
Number of accumulation units outstanding at end of period	148,866	131,097	118,216	25,368
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.50	$9.33	$10.06	$10.05
Value at end of period	$12.26	$11.50	$9.33	$10.06
Number of accumulation units outstanding at end of period	831,768	739,344	596,852	508,695
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$37.30	$33.72	$31.66	$32.78	$30.28	$25.99	$23.81	$23.06	$20.83	$16.83
Value at end of period	$35.85	$37.30	$33.72	$31.66	$32.78	$30.28	$25.99	$23.81	$23.06	$20.83
Number of accumulation units outstanding at end of period	304,002	313,495	348,506	378,632	410,550	418,686	456,674	482,274	504,098	544,542
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$16.18	$15.30	$14.67	$14.14	$11.00	$10.81	$9.46	$9.95
Value at end of period	$15.31	$16.18	$15.30	$14.67	$14.14	$11.00	$10.81	$9.46
Number of accumulation units outstanding at end of period	158,462	194,393	234,925	256,081	202,339	86,635	63,769	24,589
COLUMBIA ACORN® FUND (INSTITUTIONAL CLASS)
Value at beginning of period	$20.13	$16.27	$14.93	$15.35	$15.42	$11.93	$10.24	$10.87	$8.74	$6.34
Value at end of period	$18.86	$20.13	$16.27	$14.93	$15.35	$15.42	$11.93	$10.24	$10.87	$8.74
Number of accumulation units outstanding at end of period	0	0	0	480	3,807	3,506	3,277	3,003	2,722	2,383
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.24
Number of accumulation units outstanding at end of period	269,328
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64	$7.94	$6.08
Value at end of period	$15.60	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64	$7.94
Number of accumulation units outstanding at end of period	90,020	98,882	123,822	152,872	172,083	88,455	74,528	76,361	57,829	34,658
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.52	$14.97	$11.57	$12.52	$12.03	$10.35
Value at end of period	$13.45	$16.52	$14.97	$11.57	$12.52	$12.03
Number of accumulation units outstanding at end of period	40,677	47,950	42,396	18,690	11,293	3,842

CFI 297

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$65.71	$54.59	$51.18	$51.48	$46.56	$35.91	$31.24	$32.45	$28.03	$20.92
Value at end of period	$60.75	$65.71	$54.59	$51.18	$51.48	$46.56	$35.91	$31.24	$32.45	$28.03
Number of accumulation units outstanding at end of period	3,520,627	3,916,287	4,278,649	4,733,596	5,132,547	5,517,345	5,998,782	6,618,156	7,117,352	7,681,516
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.72	$38.31	$32.87	$34.66	$32.28	$25.51	$22.02	$22.08	$19.42	$15.10
Value at end of period	$38.69	$42.72	$38.31	$32.87	$34.66	$32.28	$25.51	$22.02	$22.08	$19.42
Number of accumulation units outstanding at end of period	1,280,200	1,400,497	1,558,163	1,724,287	1,927,323	2,125,694	2,348,189	2,627,468	2,949,902	3,266,009
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$44.93	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40
Value at end of period	$44.29	$44.93	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71
Number of accumulation units outstanding at end of period	2,284,780	2,444,645	2,528,385	2,786,258	3,009,629	3,137,717	3,419,263	3,713,244	3,972,441	4,255,040
FIDELITY® VIP MID CAP PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during February 2015)
Value at beginning of period	$22.10	$18.53	$16.71	$17.75
Value at end of period	$18.65	$22.10	$18.53	$16.71
Number of accumulation units outstanding at end of period	0	169	169	169
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.94	$20.16	$21.51	$21.01	$23.15	$17.97	$15.07	$18.42	$16.49	$13.20
Value at end of period	$21.83	$25.94	$20.16	$21.51	$21.01	$23.15	$17.97	$15.07	$18.42	$16.49
Number of accumulation units outstanding at end of period	300,997	318,429	323,962	365,456	386,509	424,761	451,126	524,509	578,608	688,072
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64
Value at end of period	$30.87	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85
Number of accumulation units outstanding at end of period	565,747	607,623	689,840	705,843	800,450	909,417	954,573	1,029,137	1,100,589	1,107,964
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.51	$18.93	$17.11	$18.11	$17.55	$13.76	$12.62	$13.63	$12.26	$9.78
Value at end of period	$18.70	$21.51	$18.93	$17.11	$18.11	$17.55	$13.76	$12.62	$13.63	$12.26
Number of accumulation units outstanding at end of period	30,183	36,176	33,689	39,996	41,276	43,248	43,289	56,250	57,907	43,590
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$70.13	$55.76	$55.21	$53.24	$49.71	$35.92	$37.16
Value at end of period	$66.75	$70.13	$55.76	$55.21	$53.24	$49.71	$35.92
Number of accumulation units outstanding at end of period	139,888	142,822	146,924	161,189	175,757	177,331	187,772
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$17.23	$15.42	$14.16	$15.21	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33
Value at end of period	$15.42	$17.23	$15.42	$14.16	$15.21	$14.24	$11.16	$9.92	$10.05	$9.29
Number of accumulation units outstanding at end of period	551,559	624,771	695,916	764,571	845,007	920,024	1,023,596	1,121,646	1,254,149	1,425,089
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$13.66	$10.41	$10.36	$11.46
Value at end of period	$12.80	$13.66	$10.41	$10.36
Number of accumulation units outstanding at end of period	381,490	286,714	114,161	80,746
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$61.13	$52.27	$50.59	$50.91	$47.51	$40.04	$35.68	$35.55	$33.21	$26.71
Value at end of period	$60.78	$61.13	$52.27	$50.59	$50.91	$47.51	$40.04	$35.68	$35.55	$33.21
Number of accumulation units outstanding at end of period	1,907	1,955	1,941	2,140	2,357	2,666	3,747	3,648	5,314	6,066

CFI 298

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$74.06	$58.85	$53.03	$51.62	$46.45	$35.53	$30.67	$31.51	$25.35	$17.72
Value at end of period	$72.83	$74.06	$58.85	$53.03	$51.62	$46.45	$35.53	$30.67	$31.51	$25.35
Number of accumulation units outstanding at end of period	3,523	3,969	3,956	4,150	4,791	5,889	9,043	9,050	9,639	10,173
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$33.02	$32.26	$31.88	$32.21	$31.08	$31.52	$29.46	$27.94	$26.20	$23.44
Value at end of period	$32.28	$33.02	$32.26	$31.88	$32.21	$31.08	$31.52	$29.46	$27.94	$26.20
Number of accumulation units outstanding at end of period	280	298	298	614	605	593	624	1,447	1,484	1,474
JANUS HENDERSON GLOBAL RESEARCH PORTOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$38.32	$30.55	$30.30	$31.40	$29.59	$23.33	$19.68	$23.10	$20.19	$14.85
Value at end of period	$35.24	$38.32	$30.55	$30.30	$31.40	$29.59	$23.33	$19.68	$23.10	$20.19
Number of accumulation units outstanding at end of period	1,416	1,428	1,436	1,406	2,277	3,819	4,186	4,270	5,019	5,389
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$42.99	$34.04	$34.30	$32.97	$29.54	$22.95	$19.60	$20.95	$18.53	$13.76
Value at end of period	$41.36	$42.99	$34.04	$34.30	$32.97	$29.54	$22.95	$19.60	$20.95	$18.53
Number of accumulation units outstanding at end of period	1,398	1,364	1,310	1,609	1,584	1,722	2,024	1,926	2,757	3,233
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$11.68	$9.65	$10.28
Value at end of period	$9.93	$11.68	$9.65
Number of accumulation units outstanding at end of period	19,026	20,521	11,333
LKCM AQUINAS CATHOLIC EQUITY FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.33	$10.33	$10.03
Value at end of period	$11.20	$12.33	$10.33
Number of accumulation units outstanding at end of period	2,341	1,968	1,584
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$22.21	$20.48	$16.44	$17.27	$16.64	$12.43	$10.84	$11.18	$9.08	$7.15
Value at end of period	$18.25	$22.21	$20.48	$16.44	$17.27	$16.64	$12.43	$10.84	$11.18	$9.08
Number of accumulation units outstanding at end of period	139,721	162,994	162,595	173,914	188,554	202,776	191,284	178,748	124,844	72,170
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$24.02	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85
Value at end of period	$20.15	$24.02	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07
Number of accumulation units outstanding at end of period	569,470	625,276	700,504	792,164	877,036	987,181	1,078,778	1,224,326	1,333,018	1,486,108
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.20	$10.08	$10.00
Value at end of period	$10.19	$10.20	$10.08
Number of accumulation units outstanding at end of period	141,920	70,942	58,068
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.31	$10.12	$10.02	$10.15	$9.71	$9.94
Value at end of period	$10.17	$10.31	$10.12	$10.02	$10.15	$9.71
Number of accumulation units outstanding at end of period	327,099	349,299	349,521	329,211	209,536	36,068

CFI 299

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$20.64	$17.65	$16.26	$16.56	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84
Value at end of period	$19.16	$20.64	$17.65	$16.26	$16.56	$15.21	$11.16	$10.20	$10.65	$8.80
Number of accumulation units outstanding at end of period	136,823	153,983	154,313	160,815	185,351	236,579	178,096	191,547	156,370	106,032
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$87.80	$65.97	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69
Value at end of period	$76.18	$87.80	$65.97	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46
Number of accumulation units outstanding at end of period	666,714	715,430	747,315	789,046	860,216	924,300	1,021,259	1,095,189	1,179,705	1,135,349
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$43.86	$32.49	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70
Value at end of period	$37.60	$43.86	$32.49	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30
Number of accumulation units outstanding at end of period	1,884	2,216	2,257	2,254	2,292	3,018	3,635	3,922	4,832	5,992
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.98	$20.94	$19.90	$20.62	$20.30	$20.58	$18.36	$18.43	$16.23	$13.83
Value at end of period	$20.75	$21.98	$20.94	$19.90	$20.62	$20.30	$20.58	$18.36	$18.43	$16.23
Number of accumulation units outstanding at end of period	526	526	526	821	774	742	1,006	1,458	1,614	1,650
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98
Value at end of period	$24.68	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81
Number of accumulation units outstanding at end of period	245,484	269,074	281,635	301,639	271,795	272,934	207,442	215,726	235,384	261,711
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$17.63	$15.78	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89
Value at end of period	$16.70	$17.63	$15.78	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65
Number of accumulation units outstanding at end of period	412,174	434,810	459,278	512,589	560,921	593,399	656,540	759,420	848,392	1,020,315
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during May 2015)
Value at beginning of period	$6.16	$6.08	$5.39	$7.30
Value at end of period	$5.22	$6.16	$6.08	$5.39
Number of accumulation units outstanding at end of period	45,015	37,846	60,481	16,952
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.95	$14.61	$14.06	$14.64	$14.38	$16.03	$14.93	$13.54	$12.68	$10.85
Value at end of period	$14.44	$14.95	$14.61	$14.06	$14.64	$14.38	$16.03	$14.93	$13.54	$12.68
Number of accumulation units outstanding at end of period	767,044	847,084	949,340	1,066,368	1,259,375	1,499,230	1,990,404	1,723,167	1,632,383	1,515,335
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$19.52	$18.43	$16.34	$17.22	$17.42	$15.74	$13.74	$14.15	$12.13	$7.66
Value at end of period	$18.64	$19.52	$18.43	$16.34	$17.22	$17.42	$15.74	$13.74	$14.15	$12.13
Number of accumulation units outstanding at end of period	222,751	264,568	281,861	300,180	341,287	354,462	355,315	373,129	392,165	424,205
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.09	$9.91	$9.91	$9.90
Value at end of period	$10.01	$10.09	$9.91	$9.91
Number of accumulation units outstanding at end of period	169,638	163,366	166,337	67,440
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.92	$20.70	$19.73	$20.87	$20.80	$20.61	$18.02	$18.69	$16.79	$14.31
Value at end of period	$20.92	$20.92	$20.70	$19.73	$20.87	$20.80	$20.61	$18.02	$18.69	$16.79
Number of accumulation units outstanding at end of period	1,291,235	1,451,882	1,559,576	1,794,564	2,136,200	2,321,197	2,529,944	2,668,796	2,717,506	2,445,057

CFI 300

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.69	$10.35	$9.84
Value at end of period	$10.16	$12.69	$10.35
Number of accumulation units outstanding at end of period	40,980	25,862	3,737
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.73	$3.44	$2.38	$3.29	$3.64	$7.58	$8.73	$9.85
Value at end of period	$3.23	$3.73	$3.44	$2.38	$3.29	$3.64	$7.58	$8.73
Number of accumulation units outstanding at end of period	1,006,369	1,077,539	1,093,948	744,951	729,869	480,108	255,027	137,568
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$43.22	$38.14	$35.82	$36.96	$35.23	$30.57	$27.24	$27.95	$24.80	$21.06
Value at end of period	$39.77	$43.22	$38.14	$35.82	$36.96	$35.23	$30.57	$27.24	$27.95	$24.80
Number of accumulation units outstanding at end of period	2,006,082	2,213,803	2,437,979	2,665,091	2,985,875	3,361,515	3,728,508	4,164,502	4,726,915	5,334,428
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.51	$10.61	$9.61	$9.92
Value at end of period	$11.52	$12.51	$10.61	$9.61
Number of accumulation units outstanding at end of period	173,932	126,130	86,728	44,909
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.55	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60
Value at end of period	$14.08	$14.55	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53
Number of accumulation units outstanding at end of period	996,538	1,066,119	1,193,920	1,288,132	1,478,739	1,685,737	2,036,217	2,370,465	2,707,913	2,830,785
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.94	$9.77	$9.33	$10.01
Value at end of period	$10.74	$11.94	$9.77	$9.33
Number of accumulation units outstanding at end of period	1,528,765	1,696,463	1,894,044	2,309,644
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$11.60	$10.21	$9.68	$10.14	$10.16
Value at end of period	$10.63	$11.60	$10.21	$9.68	$10.14
Number of accumulation units outstanding at end of period	36,256	34,127	32,392	38,659	36,392
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.17	$11.14	$11.10	$11.06	$10.68	$11.01	$10.84	$10.22	$10.08
Value at end of period	$11.13	$11.17	$11.14	$11.10	$11.06	$10.68	$11.01	$10.84	$10.22
Number of accumulation units outstanding at end of period	29,518	27,186	43,032	31,839	25,308	34,770	52,336	15,824	14,263
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.98	$14.07	$14.23	$14.40	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42
Value at end of period	$14.03	$13.98	$14.07	$14.23	$14.40	$14.58	$14.76	$14.94	$15.13	$15.28
Number of accumulation units outstanding at end of period	1,965,109	1,809,389	1,825,820	1,972,404	2,071,648	2,347,332	2,419,855	3,083,034	3,155,129	3,804,116
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$46.28	$38.94	$35.92	$36.90	$33.75	$26.15	$22.87	$23.22	$20.60	$16.02
Value at end of period	$43.67	$46.28	$38.94	$35.92	$36.90	$33.75	$26.15	$22.87	$23.22	$20.60
Number of accumulation units outstanding at end of period	9,383,861	10,500,522	11,710,373	12,982,481	14,417,998	16,011,541	16,228,725	18,198,774	20,431,688	21,593,139
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77
Value at end of period	$19.39	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93
Number of accumulation units outstanding at end of period	344,950	373,915	399,313	398,402	458,501	508,619	596,524	492,853	466,291	353,816

CFI 301

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$42.27	$34.34	$31.53	$31.66	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04
Value at end of period	$38.90	$42.27	$34.34	$31.53	$31.66	$28.16	$21.45	$18.98	$19.23	$17.09
Number of accumulation units outstanding at end of period	2,594,955	2,735,756	2,911,308	3,177,360	3,446,069	3,687,909	4,094,819	4,493,943	4,978,831	5,564,181
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$46.46	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32
Value at end of period	$39.30	$46.46	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63
Number of accumulation units outstanding at end of period	1,275,386	1,411,193	1,530,454	1,678,790	1,846,382	2,047,199	2,279,454	2,506,419	2,749,008	3,050,514
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.24	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67
Value at end of period	$28.76	$33.24	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15
Number of accumulation units outstanding at end of period	804,948	878,333	942,227	1,008,829	1,088,904	1,209,579	1,316,636	1,426,343	1,553,228	1,668,191
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2016)
Value at beginning of period	$18.63	$15.93	$13.72
Value at end of period	$17.09	$18.63	$15.93
Number of accumulation units outstanding at end of period	13,824	12,250	6,778
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$19.57	$16.48	$15.45	$15.94	$15.53
Value at end of period	$17.69	$19.57	$16.48	$15.45	$15.94
Number of accumulation units outstanding at end of period	254	254	254	202	47
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$19.70	$16.53	$15.52	$16.02	$15.25	$12.44	$10.87	$11.92
Value at end of period	$17.77	$19.70	$16.53	$15.52	$16.02	$15.25	$12.44	$10.87
Number of accumulation units outstanding at end of period	17,456	16,073	14,106	11,712	4,220	2,499	11,020	2,300
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$28.11	$27.09	$26.29	$26.47	$25.12	$25.47	$23.58	$22.20	$20.46	$18.57
Value at end of period	$27.60	$28.11	$27.09	$26.29	$26.47	$25.12	$25.47	$23.58	$22.20	$20.46
Number of accumulation units outstanding at end of period	2,439,983	2,681,920	2,955,675	3,246,047	2,586,688	2,824,325	3,220,733	3,608,131	4,034,861	4,443,611
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96	$7.47	$5.92
Value at end of period	$9.23	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	903,778	903,644	807,792	825,996	736,960	687,777	710,245	726,535	730,075	793,507
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30	$10.31
Value at end of period	$23.43	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	4,420,672	4,879,461	5,305,235	5,813,900	6,318,865	3,798,082	3,955,615	3,976,861
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29
Value at end of period	$14.54	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00
Number of accumulation units outstanding at end of period	4,007,499	4,583,772	5,091,029	5,744,731	6,422,695	5,608,618	4,655,071	5,203,881	3,189,588	3,494,296
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12
Value at end of period	$30.23	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41	$12.75
Number of accumulation units outstanding at end of period	1,288,895	1,413,957	1,013,557	1,069,881	1,108,760	1,214,187	740,440	685,705	486,920	350,404

CFI 302

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during June 2016)
Value at beginning of period	$13.56	$10.13	$10.36
Value at end of period	$10.47	$13.56	$10.13
Number of accumulation units outstanding at end of period	45,592	47,117	199
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$34.31	$26.46	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54	$10.70
Value at end of period	$33.55	$34.31	$26.46	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	461,957	386,719	326,296	274,645	215,180	175,102	156,920	94,374	63,418	50,519
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63
Value at end of period	$19.23	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10
Number of accumulation units outstanding at end of period	1,079,527	1,022,583	1,054,764	917,039	808,814	697,004	496,753	382,525	340,576	308,594
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.70	$22.99	$20.19	$21.24	$19.17	$14.76	$12.89	$12.98	$11.83	$10.05
Value at end of period	$23.64	$25.70	$22.99	$20.19	$21.24	$19.17	$14.76	$12.89	$12.98	$11.83
Number of accumulation units outstanding at end of period	196,883	200,326	194,302	156,759	139,068	128,666	124,097	86,293	70,722	61,985
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$32.57	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93	$12.82	$11.40
Value at end of period	$30.44	$32.57	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93	$12.82
Number of accumulation units outstanding at end of period	152,787	145,156	140,677	141,335	121,526	116,143	108,034	95,197	98,807	80,841
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91
Value at end of period	$18.76	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18
Number of accumulation units outstanding at end of period	684,415	637,778	638,594	576,277	507,474	427,678	276,800	223,057	197,862	116,466
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95
Value at end of period	$18.67	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69
Number of accumulation units outstanding at end of period	540,575	518,935	509,015	486,574	414,345	370,548	268,465	213,304	173,789	89,805
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.05	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25
Value at end of period	$18.32	$22.05	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57	$8.09
Number of accumulation units outstanding at end of period	616,366	682,371	695,804	707,231	623,223	637,425	546,751	492,735	426,250	281,665
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83
Value at end of period	$52.65	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99
Number of accumulation units outstanding at end of period	553,846	618,227	677,800	734,932	792,558	867,409	953,884	1,049,345	1,135,532	1,202,464
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19
Value at end of period	$16.05	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17
Number of accumulation units outstanding at end of period	1,950,779	2,055,689	2,205,787	2,298,412	2,221,401	2,100,900	2,053,759	1,927,090	1,736,917	1,538,141
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$18.69	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07
Value at end of period	$16.92	$18.69	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23
Number of accumulation units outstanding at end of period	2,099,537	2,082,606	2,124,190	2,096,738	1,986,043	1,895,467	1,763,781	1,555,614	1,312,690	1,094,385

CFI 303

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$19.47	$16.26	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95
Value at end of period	$17.26	$19.47	$16.26	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19
Number of accumulation units outstanding at end of period	1,541,738	1,548,836	1,548,074	1,578,463	1,481,469	1,407,811	1,283,490	1,175,901	998,828	851,091
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2010)
Value at beginning of period	$19.50	$16.23	$15.44	$15.77	$15.03	$12.32	$10.80	$11.52	$10.04
Value at end of period	$17.22	$19.50	$16.23	$15.44	$15.77	$15.03	$12.32	$10.80	$11.52
Number of accumulation units outstanding at end of period	366,394	306,761	257,488	216,317	167,589	128,686	72,996	43,831	5,315
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$14.34	$12.66	$12.05	$12.26	$11.68	$10.22	$9.10	$9.45	$8.49	$6.91
Value at end of period	$13.22	$14.34	$12.66	$12.05	$12.26	$11.68	$10.22	$9.10	$9.45	$8.49
Number of accumulation units outstanding at end of period	172,039	146,778	131,696	120,992	110,414	93,734	70,385	74,298	50,055	37,361
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.28	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34
Value at end of period	$14.63	$15.28	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81
Number of accumulation units outstanding at end of period	579,460	672,886	810,618	1,031,326	132,048	111,348	129,265	139,177	194,639	192,704
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$13.66	$12.54	$11.99	$12.19	$11.69	$10.81	$9.77	$9.96	$9.07	$7.64
Value at end of period	$12.91	$13.66	$12.54	$11.99	$12.19	$11.69	$10.81	$9.77	$9.96	$9.07
Number of accumulation units outstanding at end of period	158,956	178,386	166,916	170,067	167,803	143,939	124,090	124,292	85,320	54,766
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$27.43	$25.13	$24.08	$24.43	$23.20	$20.95	$18.89	$18.79	$17.13	$14.72
Value at end of period	$26.00	$27.43	$25.13	$24.08	$24.43	$23.20	$20.95	$18.89	$18.79	$17.13
Number of accumulation units outstanding at end of period	233,361	238,372	251,909	277,195	326,969	331,686	315,415	341,198	355,572	403,276
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$31.35	$26.93	$25.50	$26.13	$24.83	$20.54	$18.09	$18.86	$16.90	$13.66
Value at end of period	$28.38	$31.35	$26.93	$25.50	$26.13	$24.83	$20.54	$18.09	$18.86	$16.90
Number of accumulation units outstanding at end of period	681,337	721,466	808,338	836,783	889,304	941,982	999,625	1,104,552	1,175,203	1,240,399
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$29.06	$25.70	$24.40	$24.85	$23.58	$20.48	$18.26	$18.59	$16.81	$13.97
Value at end of period	$26.96	$29.06	$25.70	$24.40	$24.85	$23.58	$20.48	$18.26	$18.59	$16.81
Number of accumulation units outstanding at end of period	564,779	578,328	639,934	714,178	733,755	780,500	845,290	911,715	959,016	998,232
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65	$10.19
Value at end of period	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65
Number of accumulation units outstanding at end of period	343,308	347,914	325,040	267,497	268,293	218,457	336,062	374,699	156,461	160,284
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$36.51	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94
Value at end of period	$30.89	$36.51	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67
Number of accumulation units outstanding at end of period	270,811	289,438	297,213	256,698	263,240	289,776	284,537	304,232	287,864	245,400
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$36.87	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61
Value at end of period	$35.72	$36.87	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17
Number of accumulation units outstanding at end of period	615,640	633,060	665,840	765,766	868,726	979,775	941,146	1,007,777	1,026,235	1,076,817

CFI 304

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Value at end of period	$13.15	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85
Number of accumulation units outstanding at end of period	533,727	622,071	704,826	794,543	860,678	914,620	991,806	1,023,728	1,146,206	1,236,551
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07
Value at end of period	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14
Number of accumulation units outstanding at end of period	587,528	727,424	863,206	857,462	943,785	855,689	949,070	892,937	842,933	672,126
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$36.69	$30.56	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61
Value at end of period	$32.97	$36.69	$30.56	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39
Number of accumulation units outstanding at end of period	126,008	141,583	159,797	186,595	197,891	215,353	231,566	243,546	255,598	257,396
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.11	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76	$10.15	$8.21	$6.66
Value at end of period	$16.33	$20.11	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76	$10.15	$8.21
Number of accumulation units outstanding at end of period	65,984	81,843	93,135	91,602	68,665	83,128	89,587	118,481	86,096	67,921
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$25.61	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68
Value at end of period	$22.16	$25.61	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02
Number of accumulation units outstanding at end of period	503,461	566,593	617,261	683,044	765,193	817,600	804,111	881,822	964,021	1,075,763
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20
Value at end of period	$19.27	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15
Number of accumulation units outstanding at end of period	3,062,917	3,430,493	3,726,599	4,170,248	4,680,897	4,634,441	5,103,067	5,689,723	6,290,893	7,021,737
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58
Value at end of period	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50
Number of accumulation units outstanding at end of period	304,105	347,538	347,645	385,979	385,070	404,443	381,760	431,993	477,431	469,644
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83
Value at end of period	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05
Number of accumulation units outstanding at end of period	326,691	383,590	340,123	333,698	361,501	378,317	467,396	524,658	604,172	654,303
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$37.30	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56
Value at end of period	$32.34	$37.30	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34
Number of accumulation units outstanding at end of period	434,692	498,035	532,349	525,587	525,413	563,419	531,668	525,133	537,414	577,337
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74
Value at end of period	$26.56	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99
Number of accumulation units outstanding at end of period	308,678	322,767	294,170	261,164	224,499	218,215	130,190	111,248	105,682	86,998
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42
Value at end of period	$21.65	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61
Number of accumulation units outstanding at end of period	5,970,895	6,507,916	7,039,946	7,751,400	8,362,607	9,139,337	9,984,151	11,196,083	12,254,441	13,546,873
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$20.90	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73
Value at end of period	$20.09	$20.90	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	327,243	360,259	352,624	407,129	477,751	449,011	337,775	314,085	293,565	279,130

CFI 305

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14
Value at end of period	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02
Number of accumulation units outstanding at end of period	7,162,141	7,286,420	7,425,082	7,175,955	6,921,880	6,960,510	6,834,368	6,619,659	6,299,475	5,736,424
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.22	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52
Value at end of period	$27.92	$29.22	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87
Number of accumulation units outstanding at end of period	3,925,067	4,275,285	4,643,957	5,071,270	5,533,628	6,039,416	6,667,622	7,462,107	8,173,974	8,972,501
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$30.64	$26.69	$22.75	$24.75	$23.32	$18.20	$15.72	$16.06	$14.15	$11.46
Value at end of period	$27.44	$30.64	$26.69	$22.75	$24.75	$23.32	$18.20	$15.72	$16.06	$14.15
Number of accumulation units outstanding at end of period	568,137	610,571	678,565	724,623	790,542	853,444	904,848	948,860	996,210	981,770
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$59.28	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84
Value at end of period	$57.91	$59.28	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95
Number of accumulation units outstanding at end of period	1,370,948	1,442,154	1,521,315	1,668,410	1,723,871	1,854,969	2,027,473	2,311,580	2,496,048	2,673,888
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.21	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04
Value at end of period	$16.29	$19.21	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28
Number of accumulation units outstanding at end of period	134,602	164,332	158,938	165,135	155,007	153,566	166,912	177,067	183,661	230,569
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.44	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Value at end of period	$9.61	$11.44	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20
Number of accumulation units outstanding at end of period	1,621,484	1,830,978	1,996,145	2,235,626	2,453,788	2,676,901	3,002,483	2,288,873	2,509,169	2,683,423
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.00	$12.84	$11.73	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66
Value at end of period	$12.68	$15.00	$12.84	$11.73	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70
Number of accumulation units outstanding at end of period	122,911	136,600	118,643	140,810	169,571	177,139	148,889	157,852	147,525	164,565
WANGER INTERNATIONAL
Value at beginning of period	$14.99	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63
Value at end of period	$12.18	$14.99	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33
Number of accumulation units outstanding at end of period	367,674	414,233	432,502	488,028	549,702	522,545	527,100	476,158	423,414	291,124
WANGER SELECT
Value at beginning of period	$29.29	$23.41	$20.91	$21.12	$20.74	$15.60	$13.34	$16.40	$13.12	$8.00
Value at end of period	$25.33	$29.29	$23.41	$20.91	$21.12	$20.74	$15.60	$13.34	$16.40	$13.12
Number of accumulation units outstanding at end of period	529,368	580,681	625,772	705,314	795,709	889,681	1,022,812	1,151,326	1,320,344	1,197,491
WANGER USA
Value at beginning of period	$28.88	$24.45	$21.78	$22.19	$21.44	$16.23	$13.70	$14.37	$11.80	$8.40
Value at end of period	$28.10	$28.88	$24.45	$21.78	$22.19	$21.44	$16.23	$13.70	$14.37	$11.80
Number of accumulation units outstanding at end of period	375,915	371,611	381,589	414,683	426,375	486,560	513,794	518,097	494,431	440,069
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during July 2016)
Value at beginning of period	$13.73	$11.55	$11.14
Value at end of period	$13.03	$13.73	$11.55
Number of accumulation units outstanding at end of period	128,808	10,813	2,601
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$46.55	$42.44	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55
Value at end of period	$39.66	$46.55	$42.44	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66
Number of accumulation units outstanding at end of period	321,792	364,840	395,332	427,543	484,951	540,353	604,138	670,842	735,440	785,986

CFI 306

Condensed Financial Information (continued)

TABLE 35
FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS ISSUED SINCE JUNE 30, 1993 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during September 2018)
Value at beginning of period	$30.62
Value at end of period	$25.51
Number of accumulation units outstanding at end of period	21
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2018)
Value at beginning of period	$30.99
Value at end of period	$27.48
Number of accumulation units outstanding at end of period	32
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2010)
Value at beginning of period	$12.12	$11.91	$11.51	$11.91	$11.75	$13.10	$12.43	$11.14	$10.69
Value at end of period	$11.67	$12.12	$11.91	$11.51	$11.91	$11.75	$13.10	$12.43	$11.14
Number of accumulation units outstanding at end of period	79	76	71	55	125	128	149	155	183
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during October 2017)
Value at beginning of period	$11.05	$10.83
Value at end of period	$10.14	$11.05
Number of accumulation units outstanding at end of period	30	30
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$33.84	$30.59	$28.72	$29.74	$27.48	$23.58	$21.61	$20.92	$18.90	$15.28
Value at end of period	$32.52	$33.84	$30.59	$28.72	$29.74	$27.48	$23.58	$21.61	$20.92	$18.90
Number of accumulation units outstanding at end of period	3,392	3,407	3,448	3,449	4,398	4,436	4,831	4,832	4,837	4,856
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$16.51	$15.93
Value at end of period	$13.44	$16.51
Number of accumulation units outstanding at end of period	20	20
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$66.04	$54.87	$51.45	$51.75	$46.81	$36.11	$31.41	$32.63	$28.19	$21.04
Value at end of period	$61.06	$66.04	$54.87	$51.45	$51.75	$46.81	$36.11	$31.41	$32.63	$28.19
Number of accumulation units outstanding at end of period	1,313	3,328	3,344	3,342	3,406	3,836	4,378	4,940	4,961	4,971
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.50	$38.12	$32.71	$34.49	$32.12	$25.39	$21.91	$21.98	$19.33	$15.03
Value at end of period	$38.48	$42.50	$38.12	$32.71	$34.49	$32.12	$25.39	$21.91	$21.98	$19.33
Number of accumulation units outstanding at end of period	474	490	500	517	534	607	648	1,336	1,625	2,652
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$45.40	$34.02	$34.18	$32.29	$29.38	$21.82	$19.27	$19.47	$15.88	$12.54
Value at end of period	$44.75	$45.40	$34.02	$34.18	$32.29	$29.38	$21.82	$19.27	$19.47	$15.88
Number of accumulation units outstanding at end of period	866	857	888	3,052	3,086	3,146	6,374	6,488	6,490	6,684

CFI 307

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.90	$20.13	$21.47	$20.98	$23.12	$17.95	$15.05	$18.40	$16.47	$13.18
Value at end of period	$21.79	$25.90	$20.13	$21.47	$20.98	$23.12	$17.95	$15.05	$18.40	$16.47
Number of accumulation units outstanding at end of period	288	288	288	288	367	368	368	644	644	645
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$70.10	$55.74	$55.20	$53.23	$49.71	$35.92	$37.16
Value at end of period	$66.71	$70.10	$55.74	$55.20	$53.23	$49.71	$35.92
Number of accumulation units outstanding at end of period	151	160	169	178	188	197	206
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$17.21	$15.39	$14.14	$15.19	$14.23	$11.15	$9.91	$10.04	$9.28	$7.33
Value at end of period	$15.39	$17.21	$15.39	$14.14	$15.19	$14.23	$11.15	$9.91	$10.04	$9.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	4
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during October 2017)
Value at beginning of period	$23.99	$23.64
Value at end of period	$20.12	$23.99
Number of accumulation units outstanding at end of period	32	23
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during October 2013)
Value at beginning of period	$27.84	$24.70	$21.18	$22.80	$20.62	$20.02
Value at end of period	$24.65	$27.84	$24.70	$21.18	$22.80	$20.62
Number of accumulation units outstanding at end of period	0	0	56	56	56	16
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during October 2017)
Value at beginning of period	$10.08	$10.09
Value at end of period	$10.01	$10.08
Number of accumulation units outstanding at end of period	41	42
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$40.06	$35.36	$33.21	$34.27	$32.67	$28.34	$25.26	$25.92	$23.00	$19.54
Value at end of period	$36.86	$40.06	$35.36	$33.21	$34.27	$32.67	$28.34	$25.26	$25.92	$23.00
Number of accumulation units outstanding at end of period	1,373	1,408	1,410	1,407	1,542	1,542	1,538	1,699	1,705	1,720
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.54	$13.42	$12.78	$13.53	$13.64	$14.39	$13.51	$13.19	$11.53	$9.60
Value at end of period	$14.06	$14.54	$13.42	$12.78	$13.53	$13.64	$14.39	$13.51	$13.19	$11.53
Number of accumulation units outstanding at end of period	749	792	836	883	929	1,773	1,819	2,061	2,096	2,133
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.93	$9.77	$9.33	$10.01
Value at end of period	$10.74	$11.93	$9.77	$9.33
Number of accumulation units outstanding at end of period	772	772	772	773
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.45	$13.53	$13.68	$13.85	$14.02	$14.20	$14.38	$14.55	$14.70	$14.84
Value at end of period	$13.48	$13.45	$13.53	$13.68	$13.85	$14.02	$14.20	$14.38	$14.55	$14.70
Number of accumulation units outstanding at end of period	0	0	0	1,187	1,389	1,390	1,391	1,395	3,292	5,817

CFI 308

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$42.91	$36.11	$33.31	$34.22	$31.30	$24.26	$21.22	$21.54	$19.11	$14.86
Value at end of period	$40.48	$42.91	$36.11	$33.31	$34.22	$31.30	$24.26	$21.22	$21.54	$19.11
Number of accumulation units outstanding at end of period	8,715	14,157	15,086	15,112	16,017	16,755	12,258	13,641	13,902	14,411
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$42.20	$34.28	$31.48	$31.62	$28.12	$21.42	$18.95	$19.21	$17.07	$14.03
Value at end of period	$38.83	$42.20	$34.28	$31.48	$31.62	$28.12	$21.42	$18.95	$19.21	$17.07
Number of accumulation units outstanding at end of period	1,012	1,037	1,061	1,954	1,980	2,005	2,273	2,275	3,436	3,438
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$46.39	$41.36	$35.45	$36.55	$33.78	$25.42	$21.88	$22.41	$18.61	$14.31
Value at end of period	$39.23	$46.39	$41.36	$35.45	$36.55	$33.78	$25.42	$21.88	$22.41	$18.61
Number of accumulation units outstanding at end of period	37	37	3	248	248	248	248	248	447	572
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.19	$30.58	$24.32	$25.45	$24.44	$17.34	$15.63	$15.94	$13.14	$10.66
Value at end of period	$28.71	$33.19	$30.58	$24.32	$25.45	$24.44	$17.34	$15.63	$15.94	$13.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	366	596
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.84	$24.91	$24.18	$24.34	$23.11	$23.43	$21.69	$20.42	$18.83	$17.09
Value at end of period	$25.38	$25.84	$24.91	$24.18	$24.34	$23.11	$23.43	$21.69	$20.42	$18.83
Number of accumulation units outstanding at end of period	4,602	4,595	4,785	4,981	4,591	4,554	4,533	4,485	4,442	5,796
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.83	$8.78	$8.82	$9.01	$9.70	$8.09	$6.90	$7.96	$7.47	$6.88
Value at end of period	$9.23	$10.83	$8.78	$8.82	$9.01	$9.70	$8.09	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	1,448	1,444	1,069	17	17	17	17	17	17	17
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.07	$18.79	$18.30	$17.42	$15.52	$12.00	$10.29	$10.31
Value at end of period	$23.41	$24.07	$18.79	$18.30	$17.42	$15.52	$12.00	$10.29
Number of accumulation units outstanding at end of period	4,127	5,079	5,797	5,853	6,500	6,198	6,324	6,401
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.96	$14.23	$12.65	$13.41	$12.34	$9.55	$8.43	$8.25	$6.99	$6.29
Value at end of period	$14.53	$15.96	$14.23	$12.65	$13.41	$12.34	$9.55	$8.43	$8.25	$6.99
Number of accumulation units outstanding at end of period	1,072	1,072	1,073	1,073	1,074	2,916	2,916	2,917	1,841	6,657
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$34.28	$27.18
Value at end of period	$33.53	$34.28
Number of accumulation units outstanding at end of period	126	125
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2016)
Value at beginning of period	$20.15	$16.65	$13.87
Value at end of period	$19.21	$20.15	$16.65
Number of accumulation units outstanding at end of period	1,768	1,769	1,769
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2017)
Value at beginning of period	$25.68	$23.01
Value at end of period	$23.62	$25.68
Number of accumulation units outstanding at end of period	124	124

CFI 309

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2016)
Value at beginning of period	$20.93	$17.96	$14.28
Value at end of period	$18.74	$20.93	$17.96
Number of accumulation units outstanding at end of period	573	573	573
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$21.29	$18.88
Value at end of period	$18.65	$21.29
Number of accumulation units outstanding at end of period	183	181
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.03	$18.79	$16.78	$17.14	$16.44	$11.97	$10.52	$10.57	$8.09	$6.25
Value at end of period	$18.30	$22.03	$18.79	$16.78	$17.14	$16.44	$11.97	$10.52	$10.57	$8.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	126
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$63.25	$57.55	$46.82	$47.78	$45.42	$33.39	$29.52	$30.66	$24.96	$19.82
Value at end of period	$52.56	$63.25	$57.55	$46.82	$47.78	$45.42	$33.39	$29.52	$30.66	$24.96
Number of accumulation units outstanding at end of period	14	14	14	14	14	359	359	359	359	359
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$31.30	$26.88	$25.46	$26.09	$24.79	$20.51	$18.06	$18.84	$16.88	$13.65
Value at end of period	$28.33	$31.30	$26.88	$25.46	$26.09	$24.79	$20.51	$18.06	$18.84	$16.88
Number of accumulation units outstanding at end of period	9	9	222	160	160	160	118	62	9	9
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$29.01	$25.66	$24.36	$24.81	$23.55	$20.45	$18.23	$18.57	$16.79	$13.95
Value at end of period	$26.91	$29.01	$25.66	$24.36	$24.81	$23.55	$20.45	$18.23	$18.57	$16.79
Number of accumulation units outstanding at end of period	365	365	365	365	365	365	366	366	365	365
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.53	$19.66	$17.27	$17.86	$16.60	$13.45	$12.08	$12.36	$11.15	$9.20
Value at end of period	$19.25	$21.53	$19.66	$17.27	$17.86	$16.60	$13.45	$12.08	$12.36	$11.15
Number of accumulation units outstanding at end of period	42	42	42	1,053	1,595	1,596	1,809	4,123	8,583	8,819
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.46	$19.44	$17.43	$20.96	$21.03	$22.60	$19.21	$23.80	$20.04	$11.83
Value at end of period	$22.57	$27.46	$19.44	$17.43	$20.96	$21.03	$22.60	$19.21	$23.80	$20.04
Number of accumulation units outstanding at end of period	13	14	143	143	143	143	99	47	0	0
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$37.25	$33.17	$29.29	$30.58	$26.93	$20.74	$17.50	$17.40	$14.33	$10.90
Value at end of period	$32.30	$37.25	$33.17	$29.29	$30.58	$26.93	$20.74	$17.50	$17.40	$14.33
Number of accumulation units outstanding at end of period	9	9	0	0	0	388	388	388	388	388
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$25.23	$18.72	$18.91	$18.39	$18.20	$14.50	$12.07	$13.30	$11.60	$8.42
Value at end of period	$21.62	$25.23	$18.72	$18.91	$18.39	$18.20	$14.50	$12.07	$13.30	$11.60
Number of accumulation units outstanding at end of period	4,279	8,349	8,480	8,516	9,624	9,887	10,664	11,376	12,578	12,631
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2010)
Value at beginning of period	$20.89	$19.70	$17.45	$18.53	$18.70	$16.86	$14.69	$14.98	$13.04
Value at end of period	$20.07	$20.89	$19.70	$17.45	$18.53	$18.70	$16.86	$14.69	$14.98
Number of accumulation units outstanding at end of period	56	54	52	40	104	109	129	133	157

CFI 310

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$26.18	$23.03	$21.58	$20.77	$18.76	$15.54	$13.75	$13.53	$12.02	$9.13
Value at end of period	$25.98	$26.18	$23.03	$21.58	$20.77	$18.76	$15.54	$13.75	$13.53	$12.02
Number of accumulation units outstanding at end of period	1,925	1,925	1,926	1,927	1,927	1,927	1,928	1,928	2,314	2,555
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.19	$23.68	$22.32	$22.16	$20.07	$15.03	$13.11	$13.79	$10.86	$7.51
Value at end of period	$27.89	$29.19	$23.68	$22.32	$22.16	$20.07	$15.03	$13.11	$13.79	$10.86
Number of accumulation units outstanding at end of period	9,827	10,687	10,801	10,839	10,873	10,908	10,939	11,971	13,318	15,069
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$28.77	$25.06	$21.37	$23.24	$21.91	$17.10	$14.77	$15.09	$13.30	$10.77
Value at end of period	$25.76	$28.77	$25.06	$21.37	$23.24	$21.91	$17.10	$14.77	$15.09	$13.30
Number of accumulation units outstanding at end of period	136	128	52	52	52	15	0	0	0	0
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$60.43	$45.81	$45.69	$41.76	$38.91	$28.29	$24.10	$24.66	$21.37	$15.14
Value at end of period	$59.02	$60.43	$45.81	$45.69	$41.76	$38.91	$28.29	$24.10	$24.66	$21.37
Number of accumulation units outstanding at end of period	1,689	1,704	1,640	1,622	1,621	1,429	1,526	1,582	1,574	1,564
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.43	$9.46	$9.41	$9.85	$10.68	$8.99	$7.66	$8.82	$8.20	$6.28
Value at end of period	$9.60	$11.43	$9.46	$9.41	$9.85	$10.68	$8.99	$7.66	$8.82	$8.20
Number of accumulation units outstanding at end of period	8,204	11,539	12,663	14,723	17,061	17,239	20,407	22,868	25,222	25,250
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$14.98	$12.83	$11.72	$12.84	$13.37	$10.37	$8.62	$9.26	$8.70	$6.66
Value at end of period	$12.67	$14.98	$12.83	$11.72	$12.84	$13.37	$10.37	$8.62	$9.26	$8.70
Number of accumulation units outstanding at end of period	1,070	1,070	1,070	1,070	1,070	1,071	1,071	1,071	1,071	1,072

TABLE 36
FOR CONTRACTS ISSUED UNDER 403(b) OR 401(a) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during July 2011)
Value at beginning of period	$25.93	$20.64	$20.52	$20.31	$19.66	$14.80	$13.06	$14.07
Value at end of period	$25.14	$25.93	$20.64	$20.52	$20.31	$19.66	$14.80	$13.06
Number of accumulation units outstanding at end of period	6	6	4	73	23	2	6	2
AMANA GROWTH FUND (INVESTOR CLASS)
Value at beginning of period	$26.81	$21.08	$19.87	$20.23	$18.00	$14.86	$13.55
Value at end of period	$27.08	$26.81	$21.08	$19.87	$20.23	$18.00	$14.86
Number of accumulation units outstanding at end of period	92	76	59	48	37	24	9
AMANA INCOME FUND (INVESTOR CLASS)
Value at beginning of period	$24.59	$20.50	$19.01	$19.85	$18.45	$14.42	$13.34
Value at end of period	$22.98	$24.59	$20.50	$19.01	$19.85	$18.45	$14.42
Number of accumulation units outstanding at end of period	151	121	77	62	48	461	398

CFI 311

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.96	$11.77	$11.40	$11.81	$11.67	$13.02	$12.38	$11.06
Value at end of period	$11.50	$11.96	$11.77	$11.40	$11.81	$11.67	$13.02	$12.38
Number of accumulation units outstanding at end of period	727	707	589	618	580	450	214	209
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during February 2017)
Value at beginning of period	$11.01	$10.11
Value at end of period	$10.09	$11.01
Number of accumulation units outstanding at end of period	474	10
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$19.23	$15.81	$14.26	$13.99	$13.03	$10.05	$8.71	$9.00	$8.01	$7.86
Value at end of period	$17.69	$19.23	$15.81	$14.26	$13.99	$13.03	$10.05	$8.71	$9.00	$8.01
Number of accumulation units outstanding at end of period	1,003	560	495	468	327	217	143	0	0	509
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during June 2015)
Value at beginning of period	$17.45	$13.95	$13.38	$14.59
Value at end of period	$15.54	$17.45	$13.95	$13.38
Number of accumulation units outstanding at end of period	10	37	30	27
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during February 2017)
Value at beginning of period	$11.69	$11.58
Value at end of period	$11.51	$11.69
Number of accumulation units outstanding at end of period	38	23
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$28.09	$22.59	$21.13	$20.34	$18.89	$14.31	$12.04	$12.84	$11.59	$8.74
Value at end of period	$26.88	$28.09	$22.59	$21.13	$20.34	$18.89	$14.31	$12.04	$12.84	$11.59
Number of accumulation units outstanding at end of period	225	224	224	224	2,612	2,611	3,342	3,297	7,189	4,614
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$24.64	$20.80	$18.61	$18.92	$17.26	$13.28	$11.97	$11.35	$10.16	$8.66
Value at end of period	$23.56	$24.64	$20.80	$18.61	$18.92	$17.26	$13.28	$11.97	$11.35	$10.16
Number of accumulation units outstanding at end of period	750	638	530	421	2,493	2,390	2,282	2,171	2,170	2,170
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during June 2018)
Value at beginning of period	$12.28
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	1,818
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$11.45	$9.30	$10.04	$10.32
Value at end of period	$12.19	$11.45	$9.30	$10.04
Number of accumulation units outstanding at end of period	0	93	47	47
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$36.93	$33.44	$31.44	$32.60	$30.17	$25.93	$23.80	$23.08	$20.88	$16.90
Value at end of period	$35.43	$36.93	$33.44	$31.44	$32.60	$30.17	$25.93	$23.80	$23.08	$20.88
Number of accumulation units outstanding at end of period	298	293	287	282	275	309	302	294	284	497

CFI 312

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2015)
Value at beginning of period	$16.01	$15.16	$14.56	$13.59
Value at end of period	$15.12	$16.01	$15.16	$14.56
Number of accumulation units outstanding at end of period	17	10	6	3
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.23
Number of accumulation units outstanding at end of period	35
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2010)
Value at beginning of period	$17.98	$16.09	$14.32	$15.31	$13.87	$10.41	$9.06	$9.60	$8.93
Value at end of period	$15.34	$17.98	$16.09	$14.32	$15.31	$13.87	$10.41	$9.06	$9.60
Number of accumulation units outstanding at end of period	38	29	71	61	46	37	27	14	2
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$63.83	$53.11	$49.87	$50.25	$45.52	$35.17	$30.64	$31.88	$27.58	$20.61
Value at end of period	$58.92	$63.83	$53.11	$49.87	$50.25	$45.52	$35.17	$30.64	$31.88	$27.58
Number of accumulation units outstanding at end of period	1,273	1,210	1,156	2,157	2,030	2,017	1,792	1,554	1,895	2,305
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$41.07	$36.90	$31.71	$33.49	$31.24	$24.72	$21.37	$21.47	$18.91	$14.73
Value at end of period	$37.14	$41.07	$36.90	$31.71	$33.49	$31.24	$24.72	$21.37	$21.47	$18.91
Number of accumulation units outstanding at end of period	1,262	1,197	1,155	2,461	2,426	2,394	2,794	2,601	2,454	2,821
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$43.88	$32.93	$33.13	$31.35	$28.57	$21.25	$18.79	$19.02	$15.54	$12.28
Value at end of period	$43.19	$43.88	$32.93	$33.13	$31.35	$28.57	$21.25	$18.79	$19.02	$15.54
Number of accumulation units outstanding at end of period	272	270	270	298	298	298	298	298	400	134
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.03	$19.48	$20.81	$20.37	$22.48	$17.48	$14.68	$17.97	$16.12	$12.92
Value at end of period	$21.02	$25.03	$19.48	$20.81	$20.37	$22.48	$17.48	$14.68	$17.97	$16.12
Number of accumulation units outstanding at end of period	1,390	1,369	1,356	1,281	1,243	1,176	1,034	957	824	777
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$34.95	$32.03	$24.95	$27.32	$27.56	$20.51	$17.57	$18.52	$14.65	$11.50
Value at end of period	$30.02	$34.95	$32.03	$24.95	$27.32	$27.56	$20.51	$17.57	$18.52	$14.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	55	368
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.21	$18.70	$16.93	$17.95	$17.42	$13.68	$12.57	$13.59	$12.25	$11.91
Value at end of period	$18.41	$21.21	$18.70	$16.93	$17.95	$17.42	$13.68	$12.57	$13.59	$12.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	252
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$13.58	$10.37	$10.33	$11.44
Value at end of period	$12.70	$13.58	$10.37	$10.33
Number of accumulation units outstanding at end of period	30	50	44	44
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.17	$10.07	$9.99
Value at end of period	$10.15	$10.17	$10.07
Number of accumulation units outstanding at end of period	0	0	48

CFI 313

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during November 2014)
Value at beginning of period	$10.23	$10.06	$9.97	$10.12	$10.07
Value at end of period	$10.08	$10.23	$10.06	$9.97	$10.12
Number of accumulation units outstanding at end of period	273	152	64	24	13
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$20.26	$17.35	$16.01	$16.33	$15.02	$11.04	$10.11	$11.08
Value at end of period	$18.78	$20.26	$17.35	$16.01	$16.33	$15.02	$11.04	$10.11
Number of accumulation units outstanding at end of period	32	31	18	41	27	11	139	80
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$85.40	$64.26	$60.97	$71.95	$76.66	$71.75	$60.22	$74.57	$59.56	$33.24
Value at end of period	$73.97	$85.40	$64.26	$60.97	$71.95	$76.66	$71.75	$60.22	$74.57	$59.56
Number of accumulation units outstanding at end of period	213	190	170	160	121	101	83	59	439	196
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$27.31	$24.26	$20.84	$22.46	$20.35	$14.64	$12.58	$13.05	$10.73	$7.93
Value at end of period	$24.15	$27.31	$24.26	$20.84	$22.46	$20.35	$14.64	$12.58	$13.05	$10.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	1,370	592
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$17.15	$15.37	$14.73	$15.02	$14.10	$12.30	$11.21	$11.58	$10.49	$8.77
Value at end of period	$16.22	$17.15	$15.37	$14.73	$15.02	$14.10	$12.30	$11.21	$11.58	$10.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	260	260
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during July 2015)
Value at beginning of period	$6.12	$6.06	$5.37	$7.00
Value at end of period	$5.18	$6.12	$6.06	$5.37
Number of accumulation units outstanding at end of period	61	37	30	11
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2010)
Value at beginning of period	$14.63	$14.32	$13.80	$14.39	$14.15	$15.81	$14.75	$13.39	$13.00
Value at end of period	$14.11	$14.63	$14.32	$13.80	$14.39	$14.15	$15.81	$14.75	$13.39
Number of accumulation units outstanding at end of period	929	12,181	10,381	8,684	7,040	5,631	3,855	2,030	452
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$19.10	$18.06	$16.03	$16.93	$17.15	$15.53	$13.57	$14.00	$12.02	$7.60
Value at end of period	$18.21	$19.10	$18.06	$16.03	$16.93	$17.15	$15.53	$13.57	$14.00	$12.02
Number of accumulation units outstanding at end of period	690	483	438	415	391	328	189	174	835	822
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.47	$20.28	$19.37	$20.51	$20.48	$20.32	$17.80	$18.49	$16.64	$14.20
Value at end of period	$20.44	$20.47	$20.28	$19.37	$20.51	$20.48	$20.32	$17.80	$18.49	$16.64
Number of accumulation units outstanding at end of period	1,042	912	800	734	576	729	520	166	3,402	19,362
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$41.79	$36.94	$34.74	$35.90	$34.28	$29.79	$26.59	$27.33	$24.29	$20.66
Value at end of period	$38.38	$41.79	$36.94	$34.74	$35.90	$34.28	$29.79	$26.59	$27.33	$24.29
Number of accumulation units outstanding at end of period	400	138	73	97	169	162	696	673	656	629

CFI 314

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during February 2016)
Value at beginning of period	$12.46	$10.59	$9.04
Value at end of period	$11.45	$12.46	$10.59
Number of accumulation units outstanding at end of period	66	46	24
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.25	$13.18	$12.57	$13.33	$13.46	$14.22	$13.37	$13.07	$11.44	$9.54
Value at end of period	$13.77	$14.25	$13.18	$12.57	$13.33	$13.46	$14.22	$13.37	$13.07	$11.44
Number of accumulation units outstanding at end of period	1,304	1,249	1,214	1,166	1,126	1,090	1,055	1,020	1,982	2,340
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.88	$9.74	$9.31	$10.01
Value at end of period	$10.67	$11.88	$9.74	$9.31
Number of accumulation units outstanding at end of period	129	104	75	69
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2016)
Value at beginning of period	$11.53	$10.17	$9.50
Value at end of period	$10.55	$11.53	$10.17
Number of accumulation units outstanding at end of period	81	56	24
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.47	$13.58	$13.75	$13.94	$14.14	$14.34	$14.54	$14.74	$14.91	$15.08
Value at end of period	$13.49	$13.47	$13.58	$13.75	$13.94	$14.14	$14.34	$14.54	$14.74	$14.91
Number of accumulation units outstanding at end of period	439	385	286	242	201	222	297	14,737	14,593	16,602
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$44.79	$37.75	$34.88	$35.88	$32.87	$25.51	$22.35	$22.73	$20.20	$15.73
Value at end of period	$42.20	$44.79	$37.75	$34.88	$35.88	$32.87	$25.51	$22.35	$22.73	$20.20
Number of accumulation units outstanding at end of period	929	962	943	928	3,396	3,191	1,043	968	949	789
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.86	$33.24	$30.57	$30.75	$27.39	$20.90	$18.52	$18.80	$16.73	$13.77
Value at end of period	$37.54	$40.86	$33.24	$30.57	$30.75	$27.39	$20.90	$18.52	$18.80	$16.73
Number of accumulation units outstanding at end of period	53	52	57	51	51	51	51	51	16,488	74
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$45.02	$40.20	$34.51	$35.63	$32.99	$24.86	$21.42	$21.98	$18.29	$14.08
Value at end of period	$38.02	$45.02	$40.20	$34.51	$35.63	$32.99	$24.86	$21.42	$21.98	$18.29
Number of accumulation units outstanding at end of period	484	481	479	501	498	497	490	485	2,188	1,555
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.21	$29.72	$23.67	$24.81	$23.86	$16.96	$15.30	$15.64	$12.91	$10.49
Value at end of period	$27.82	$32.21	$29.72	$23.67	$24.81	$23.86	$16.96	$15.30	$15.64	$12.91
Number of accumulation units outstanding at end of period	2,226	4,187	3,985	3,734	3,504	3,243	2,960	2,670	2,362	2,016
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$27.55	$26.60	$25.86	$26.07	$24.78	$25.17	$23.33	$22.00	$20.32	$18.47
Value at end of period	$27.01	$27.55	$26.60	$25.86	$26.07	$24.78	$25.17	$23.33	$22.00	$20.32
Number of accumulation units outstanding at end of period	582	494	416	443	367	331	331	331	3,407	1,065
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.67	$8.67	$8.72	$9.30
Value at end of period	$9.08	$10.67	$8.67	$8.72
Number of accumulation units outstanding at end of period	214	32	18	1

CFI 315

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$23.81	$18.61	$18.15	$17.31	$15.45	$11.97	$10.28	$10.31
Value at end of period	$23.13	$23.81	$18.61	$18.15	$17.31	$15.45	$11.97	$10.28
Number of accumulation units outstanding at end of period	2,222	2,189	2,131	2,130	7,417	4,503	5,347	5,222
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.68	$14.00	$12.47	$13.24	$12.19	$9.45	$8.36	$8.33
Value at end of period	$14.25	$15.68	$14.00	$12.47	$13.24	$12.19	$9.45	$8.36
Number of accumulation units outstanding at end of period	395	364	332	370	340	336	261	260
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$32.23	$26.13	$24.71	$24.93	$23.23	$17.85	$15.85
Value at end of period	$29.40	$32.23	$26.13	$24.71	$24.93	$23.23	$17.85
Number of accumulation units outstanding at end of period	1,046	874	819	800	739	1,192	546
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during January 2018)
Value at beginning of period	$13.91
Value at end of period	$10.43
Number of accumulation units outstanding at end of period	54
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2011)
Value at beginning of period	$33.84	$26.14	$24.88	$23.45	$21.03	$16.16	$14.31	$14.75
Value at end of period	$33.04	$33.84	$26.14	$24.88	$23.45	$21.03	$16.16	$14.31
Number of accumulation units outstanding at end of period	1,794	1,048	845	525	346	588	439	4
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$25.34	$22.71	$19.97	$21.05	$20.00
Value at end of period	$23.27	$25.34	$22.71	$19.97	$21.05
Number of accumulation units outstanding at end of period	695	455	315	86	17
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2011)
Value at beginning of period	$20.98	$18.62	$15.59	$16.57	$16.02	$11.71	$10.23	$8.97
Value at end of period	$18.35	$20.98	$18.62	$15.59	$16.57	$16.02	$11.71	$10.23
Number of accumulation units outstanding at end of period	1,226	563	452	351	267	726	709	70
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$21.48	$18.35	$16.41	$16.80	$16.13	$11.76	$10.36	$10.42	$7.98	$6.18
Value at end of period	$17.82	$21.48	$18.35	$16.41	$16.80	$16.13	$11.76	$10.36	$10.42	$7.98
Number of accumulation units outstanding at end of period	0	0	0	68	68	68	68	68	68	68
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$61.29	$55.85	$45.50	$46.51	$44.28	$32.60	$28.87	$30.03	$24.48	$19.47
Value at end of period	$50.85	$61.29	$55.85	$45.50	$46.51	$44.28	$32.60	$28.87	$30.03	$24.48
Number of accumulation units outstanding at end of period	272	242	226	211	198	185	171	154	225	204
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$16.89	$14.86	$14.23	$14.45	$13.88	$12.10	$10.82	$11.32	$10.09	$8.14
Value at end of period	$15.70	$16.89	$14.86	$14.23	$14.45	$13.88	$12.10	$10.82	$11.32	$10.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	2,032	1,458

CFI 316

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$18.32	$15.55	$14.85	$15.13	$14.52	$12.24	$10.78	$11.47	$9.96
Value at end of period	$16.55	$18.32	$15.55	$14.85	$15.13	$14.52	$12.24	$10.78	$11.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	773
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.13	$12.48	$11.91	$12.13	$11.57	$10.15	$9.05	$9.73
Value at end of period	$12.99	$14.13	$12.48	$11.91	$12.13	$11.57	$10.15	$9.05
Number of accumulation units outstanding at end of period	39	30	16	13	8	3	9	3
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2016)
Value at beginning of period	$13.45	$12.37	$11.54
Value at end of period	$12.70	$13.45	$12.37
Number of accumulation units outstanding at end of period	29	20	10
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$26.47	$24.28	$23.30	$23.68	$22.53	$20.38	$18.40	$18.34	$16.74	$14.41
Value at end of period	$25.04	$26.47	$24.28	$23.30	$23.68	$22.53	$20.38	$18.40	$18.34	$16.74
Number of accumulation units outstanding at end of period	230	216	213	364	404	374	344	310	270	221
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$30.25	$26.02	$24.68	$25.33	$24.11	$19.98	$17.62	$18.41	$16.51	$13.37
Value at end of period	$27.34	$30.25	$26.02	$24.68	$25.33	$24.11	$19.98	$17.62	$18.41	$16.51
Number of accumulation units outstanding at end of period	550	2,022	1,923	2,386	2,359	2,017	1,898	1,623	1,361	1,076
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$28.03	$24.83	$23.62	$24.09	$22.90	$19.92	$17.78	$18.14	$16.42	$13.67
Value at end of period	$25.97	$28.03	$24.83	$23.62	$24.09	$22.90	$19.92	$17.78	$18.14	$16.42
Number of accumulation units outstanding at end of period	1,489	3,244	2,978	2,664	2,318	1,913	1,738	1,409	1,181	978
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$12.23	$12.02	$11.91	$11.97
Value at end of period	$12.02	$12.23	$12.02	$11.91
Number of accumulation units outstanding at end of period	102	59	30	11
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$35.61	$32.50	$26.57	$27.42	$24.73	$19.09	$16.64	$17.43	$14.49	$10.83
Value at end of period	$30.07	$35.61	$32.50	$26.57	$27.42	$24.73	$19.09	$16.64	$17.43	$14.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	108	108
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.34	$13.13	$13.19	$13.57	$12.07	$11.78	$9.47	$10.13	$8.83	$6.70
Value at end of period	$12.93	$14.34	$13.13	$13.19	$13.57	$12.07	$11.78	$9.47	$10.13	$8.83
Number of accumulation units outstanding at end of period	31	31	31	31	31	31	31	31	211	211
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.51	$16.89	$16.43	$16.19	$12.64	$12.56	$11.03	$10.21	$8.09	$6.04
Value at end of period	$15.95	$17.51	$16.89	$16.43	$16.19	$12.64	$12.56	$11.03	$10.21	$8.09
Number of accumulation units outstanding at end of period	122	101	75	127	82	290	248	7	2,123	680
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.73	$18.04	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63
Value at end of period	$16.00	$19.73	$18.04	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16
Number of accumulation units outstanding at end of period	0	0	0	1	0	0	0	0	0	756

CFI 317

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.98	$21.53	$18.53	$19.99	$18.58	$13.96	$11.93	$12.36	$10.88	$8.59
Value at end of period	$21.57	$24.98	$21.53	$18.53	$19.99	$18.58	$13.96	$11.93	$12.36	$10.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	233	333
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.11	$19.31	$16.99	$17.59	$16.37	$13.29	$11.95	$12.25	$11.06	$9.15
Value at end of period	$18.85	$21.11	$19.31	$16.99	$17.59	$16.37	$13.29	$11.95	$12.25	$11.06
Number of accumulation units outstanding at end of period	2,874	1,397	1,287	3,682	3,690	3,622	3,579	3,288	3,135	3,491
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$24.74	$18.38	$18.60	$18.12	$17.96	$14.33	$11.94	$13.18	$11.52	$8.37
Value at end of period	$21.17	$24.74	$18.38	$18.60	$18.12	$17.96	$14.33	$11.94	$13.18	$11.52
Number of accumulation units outstanding at end of period	598	586	581	681	766	772	766	766	2,097	2,118
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$20.52	$19.38	$17.20	$18.29	$18.48	$16.69	$14.56	$14.88	$12.68	$11.20
Value at end of period	$19.69	$20.52	$19.38	$17.20	$18.29	$18.48	$16.69	$14.56	$14.88	$12.68
Number of accumulation units outstanding at end of period	174	161	148	128	108	95	82	0	2,143	2,143
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$25.68	$22.63	$21.24	$20.47	$18.51	$15.36	$13.61	$13.41	$11.93	$9.08
Value at end of period	$25.45	$25.68	$22.63	$21.24	$20.47	$18.51	$15.36	$13.61	$13.41	$11.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	3,965	2,456
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$28.62	$23.26	$21.96	$21.83	$19.80	$14.85	$12.97	$13.66	$10.78	$7.47
Value at end of period	$27.31	$28.62	$23.26	$21.96	$21.83	$19.80	$14.85	$12.97	$13.66	$10.78
Number of accumulation units outstanding at end of period	1,695	1,680	1,644	1,581	1,520	1,450	1,371	1,276	1,245	1,269
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$28.14	$24.55	$20.96	$22.83	$21.55	$16.85	$14.58	$14.92	$13.16	$10.68
Value at end of period	$25.15	$28.14	$24.55	$20.96	$22.83	$21.55	$16.85	$14.58	$14.92	$13.16
Number of accumulation units outstanding at end of period	242	242	247	250	243	218	138	132	0	0
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$58.40	$44.34	$44.30	$40.54	$37.83	$27.55	$23.50	$24.09	$20.91	$14.83
Value at end of period	$56.96	$58.40	$44.34	$44.30	$40.54	$37.83	$27.55	$23.50	$24.09	$20.91
Number of accumulation units outstanding at end of period	2,228	2,225	2,181	2,273	2,075	1,871	1,655	1,556	1,773	1,637
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.26	$9.34	$9.30	$9.75	$10.59	$8.93	$7.62	$8.78	$8.18	$6.28
Value at end of period	$9.44	$11.26	$9.34	$9.30	$9.75	$10.59	$8.93	$7.62	$8.78	$8.18
Number of accumulation units outstanding at end of period	843	842	842	842	843	851	1,999	1,924	1,854	1,718
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.72	$12.63	$11.55	$12.67	$13.22	$10.26	$8.55	$9.19	$8.65	$8.59
Value at end of period	$12.43	$14.72	$12.63	$11.55	$12.67	$13.22	$10.26	$8.55	$9.19	$8.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	664
WANGER INTERNATIONAL
Value at beginning of period	$14.74	$11.24	$11.57	$11.72	$12.43	$10.31	$8.60
Value at end of period	$11.96	$14.74	$11.24	$11.57	$11.72	$12.43	$10.31
Number of accumulation units outstanding at end of period	32	25	35	15	11	7	3

CFI 318

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
WANGER SELECT
Value at beginning of period	$28.65	$22.94	$20.52	$20.76	$20.42	$15.39	$13.17	$16.23	$13.01	$7.94
Value at end of period	$24.74	$28.65	$22.94	$20.52	$20.76	$20.42	$15.39	$13.17	$16.23	$13.01
Number of accumulation units outstanding at end of period	66	20	20	20	20	20	20	20	153	123
WANGER USA
Value at beginning of period	$28.26	$23.96	$21.38	$21.81	$21.11	$16.01	$13.53	$14.22	$11.69	$8.34
Value at end of period	$27.45	$28.26	$23.96	$21.38	$21.81	$21.11	$16.01	$13.53	$14.22	$11.69
Number of accumulation units outstanding at end of period	23	23	23	23	23	23	23	23	23	23
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$45.27	$41.34	$32.53	$34.57	$32.65	$23.98	$21.44	$22.23	$18.39	$14.36
Value at end of period	$38.51	$45.27	$41.34	$32.53	$34.57	$32.65	$23.98	$21.44	$22.23	$18.39
Number of accumulation units outstanding at end of period	162	162	168	171	173	165	107	102	362	362

TABLE 37
FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50% (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7,1997)
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.73	$20.50	$20.40	$20.21	$19.58	$14.75	$13.03	$13.96	$12.93	$11.28
Value at end of period	$24.92	$25.73	$20.50	$20.40	$20.21	$19.58	$14.75	$13.03	$13.96	$12.93
Number of accumulation units outstanding at end of period	516	1,740	1,577	1,562	1,841	1,341	1,125	910	1,140	1,349
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2009)
Value at beginning of period	$26.60	$20.94	$19.75	$20.13	$17.92	$14.81	$13.52	$13.98	$12.25	$11.88
Value at end of period	$26.84	$26.60	$20.94	$19.75	$20.13	$17.92	$14.81	$13.52	$13.98	$12.25
Number of accumulation units outstanding at end of period	11,201	13,338	15,696	16,820	18,346	16,438	11,726	10,347	6,551	2,063
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$24.40	$20.35	$18.90	$19.75	$18.37	$14.37	$13.31	$13.25	$11.99	$10.45
Value at end of period	$22.78	$24.40	$20.35	$18.90	$19.75	$18.37	$14.37	$13.31	$13.25	$11.99
Number of accumulation units outstanding at end of period	31,234	30,422	31,650	33,092	31,269	30,552	20,227	17,408	9,970	3,544
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.87	$11.69	$11.33	$11.75	$11.62	$12.98	$12.35	$11.10	$10.68	$10.44
Value at end of period	$11.40	$11.87	$11.69	$11.33	$11.75	$11.62	$12.98	$12.35	$11.10	$10.68
Number of accumulation units outstanding at end of period	4,273	2,215	2,718	3,849	3,398	3,195	12,333	13,052	7,487	131
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.98	$9.77	$9.28	$9.79
Value at end of period	$10.05	$10.98	$9.77	$9.28
Number of accumulation units outstanding at end of period	9,347	10,614	11,420	35

CFI 319

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$19.06	$15.69	$14.16	$13.91	$12.97	$10.01	$8.68	$8.98	$8.00	$6.09
Value at end of period	$17.53	$19.06	$15.69	$14.16	$13.91	$12.97	$10.01	$8.68	$8.98	$8.00
Number of accumulation units outstanding at end of period	26,456	30,882	23,576	20,086	19,638	16,129	18,225	16,753	13,633	8,213
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$17.30	$13.84	$13.29	$13.14	$13.10	$10.28	$8.55	$10.13	$8.23	$5.44
Value at end of period	$15.39	$17.30	$13.84	$13.29	$13.14	$13.10	$10.28	$8.55	$10.13	$8.23
Number of accumulation units outstanding at end of period	11,187	7,622	8,654	5,313	5,597	8,677	5,903	4,229	1,941	626
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$11.59	$11.40	$11.26	$11.40	$10.97	$11.36	$10.89	$10.38	$9.82	$8.68
Value at end of period	$11.40	$11.59	$11.40	$11.26	$11.40	$10.97	$11.36	$10.89	$10.38	$9.82
Number of accumulation units outstanding at end of period	3,095	2,973	3,840	3,096	3,760	5,640	4,887	2,008	1,346	693
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$27.75	$22.34	$20.91	$20.15	$18.72	$14.20	$11.96	$12.76	$11.53	$8.70
Value at end of period	$26.52	$27.75	$22.34	$20.91	$20.15	$18.72	$14.20	$11.96	$12.76	$11.53
Number of accumulation units outstanding at end of period	69,516	76,708	80,791	82,690	90,451	95,499	99,651	100,579	89,909	78,359
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$24.34	$20.57	$18.42	$18.74	$17.11	$13.18	$11.89	$11.28	$10.11	$8.62
Value at end of period	$23.25	$24.34	$20.57	$18.42	$18.74	$17.11	$13.18	$11.89	$11.28	$10.11
Number of accumulation units outstanding at end of period	33,313	33,064	37,242	39,416	36,948	33,678	35,920	38,381	36,818	34,698
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during August 2010)
Value at beginning of period	$22.53	$20.51	$16.78	$19.00	$17.58	$12.35	$10.77	$11.69	$9.38
Value at end of period	$18.07	$22.53	$20.51	$16.78	$19.00	$17.58	$12.35	$10.77	$11.69
Number of accumulation units outstanding at end of period	3,411	3,622	4,913	3,017	5,017	1,641	1,150	988	171
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2010)
Value at beginning of period	$22.81	$19.98	$17.55	$18.58	$17.00	$11.93	$10.06	$11.52	$11.56
Value at end of period	$19.40	$22.81	$19.98	$17.55	$18.58	$17.00	$11.93	$10.06	$11.52
Number of accumulation units outstanding at end of period	3,524	3,533	6,024	5,772	3,580	2,920	689	296	155
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$11.78	$9.13	$10.26	$10.83	$11.10	$9.00	$7.29	$7.98	$7.64	$5.55
Value at end of period	$10.34	$11.78	$9.13	$10.26	$10.83	$11.10	$9.00	$7.29	$7.98	$7.64
Number of accumulation units outstanding at end of period	7,830	9,546	9,900	8,599	6,059	6,332	4,541	3,730	4,388	1,269
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during September 2015)
Value at beginning of period	$11.93	$10.36	$9.12	$9.06
Value at end of period	$11.18	$11.93	$10.36	$9.12
Number of accumulation units outstanding at end of period	415	2,999	2,402	36
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.42	$9.29	$10.04	$9.90
Value at end of period	$12.15	$11.42	$9.29	$10.04
Number of accumulation units outstanding at end of period	14,678	10,048	5,496	7,360
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$35.42	$32.10	$30.21	$31.36	$29.04	$24.98	$22.95	$22.28	$20.17	$16.34
Value at end of period	$33.96	$35.42	$32.10	$30.21	$31.36	$29.04	$24.98	$22.95	$22.28	$20.17
Number of accumulation units outstanding at end of period	13,962	14,279	16,508	18,444	17,959	19,866	20,421	21,627	23,312	27,968

CFI 320

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.91	$15.08	$14.50	$14.01	$10.93	$10.76	$9.44	$10.05
Value at end of period	$15.02	$15.91	$15.08	$14.50	$14.01	$10.93	$10.76	$9.44
Number of accumulation units outstanding at end of period	3,466	2,028	3,162	3,926	3,005	2,130	1,549	988
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.22
Number of accumulation units outstanding at end of period	4,426
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$17.82	$15.96	$14.22	$15.22	$13.80	$10.36	$9.03	$9.58	$7.91	$8.05
Value at end of period	$15.19	$17.82	$15.96	$14.22	$15.22	$13.80	$10.36	$9.03	$9.58	$7.91
Number of accumulation units outstanding at end of period	380	363	1,352	1,259	1,521	1,445	1,367	1,502	1,005	3
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2016)
Value at beginning of period	$16.33	$14.84	$12.09
Value at end of period	$13.26	$16.33	$14.84
Number of accumulation units outstanding at end of period	1,273	632	883
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$62.39	$51.97	$48.84	$49.25	$44.66	$34.53	$30.11	$31.35	$27.15	$20.31
Value at end of period	$57.54	$62.39	$51.97	$48.84	$49.25	$44.66	$34.53	$30.11	$31.35	$27.15
Number of accumulation units outstanding at end of period	93,169	98,764	112,972	124,134	136,539	147,602	156,106	165,572	180,286	190,163
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$40.56	$36.47	$31.37	$33.16	$30.96	$24.52	$21.22	$21.33	$18.81	$14.66
Value at end of period	$36.64	$40.56	$36.47	$31.37	$33.16	$30.96	$24.52	$21.22	$21.33	$18.81
Number of accumulation units outstanding at end of period	41,439	48,673	61,252	72,745	79,741	87,331	94,233	103,018	114,005	118,618
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.66	$32.04	$32.27	$30.56	$27.87	$20.75	$18.37	$18.61	$15.21	$12.04
Value at end of period	$41.95	$42.66	$32.04	$32.27	$30.56	$27.87	$20.75	$18.37	$18.61	$15.21
Number of accumulation units outstanding at end of period	79,194	81,242	87,890	103,144	106,839	111,786	122,089	133,588	137,137	145,984
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.63	$19.19	$20.52	$20.10	$22.20	$17.28	$14.53	$17.80	$15.97	$12.82
Value at end of period	$20.67	$24.63	$19.19	$20.52	$20.10	$22.20	$17.28	$14.53	$17.80	$15.97
Number of accumulation units outstanding at end of period	16,459	17,587	18,277	17,968	19,842	21,239	20,000	26,401	29,686	28,246
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$34.43	$31.59	$24.63	$27.00	$27.25	$20.30	$17.41	$18.36	$14.54	$11.43
Value at end of period	$29.55	$34.43	$31.59	$24.63	$27.00	$27.25	$20.30	$17.41	$18.36	$14.54
Number of accumulation units outstanding at end of period	10,867	12,511	20,063	15,081	16,516	20,333	18,570	18,194	16,691	19,558
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.05	$18.57	$16.83	$17.86	$17.35	$13.63	$12.54	$13.57	$12.24	$9.89
Value at end of period	$18.25	$21.05	$18.57	$16.83	$17.86	$17.35	$13.63	$12.54	$13.57	$12.24
Number of accumulation units outstanding at end of period	0	0	642	1,399	1,194	1,124	379	221	618	224
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$69.12	$55.10	$54.69	$52.87	$49.49	$35.85	$37.15
Value at end of period	$65.62	$69.12	$55.10	$54.69	$52.87	$49.49	$35.85
Number of accumulation units outstanding at end of period	3,645	3,703	4,020	4,449	5,382	7,748	5,452

CFI 321

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$16.44	$14.75	$13.58	$14.63	$13.73	$10.78	$9.61	$9.76	$9.05	$7.16
Value at end of period	$14.68	$16.44	$14.75	$13.58	$14.63	$13.73	$10.78	$9.61	$9.76	$9.05
Number of accumulation units outstanding at end of period	28,168	27,329	28,772	27,406	26,925	27,488	26,613	29,721	34,207	37,836
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2016)
Value at beginning of period	$13.53	$10.34	$9.63
Value at end of period	$12.65	$13.53	$10.34
Number of accumulation units outstanding at end of period	6,281	14,698	2,827
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during June 2018)
Value at beginning of period	$11.61
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	8
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$21.68	$20.05	$16.13	$16.98	$16.41	$12.29	$10.75	$11.11	$9.04	$7.14
Value at end of period	$17.77	$21.68	$20.05	$16.13	$16.98	$16.41	$12.29	$10.75	$11.11	$9.04
Number of accumulation units outstanding at end of period	10,442	11,022	11,635	11,462	10,789	10,151	9,564	6,681	3,733	1,619
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$23.05	$21.90	$19.10	$20.15	$18.34	$14.29	$12.66	$13.39	$10.84	$8.69
Value at end of period	$19.29	$23.05	$21.90	$19.10	$20.15	$18.34	$14.29	$12.66	$13.39	$10.84
Number of accumulation units outstanding at end of period	25,294	27,255	28,604	30,094	30,844	39,451	39,427	43,192	44,769	44,447
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.16	$10.06	$10.09
Value at end of period	$10.12	$10.16	$10.06
Number of accumulation units outstanding at end of period	6,682	1,260	2,606
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during January 2014)
Value at beginning of period	$10.19	$10.03	$9.95	$10.11	$9.71
Value at end of period	$10.03	$10.19	$10.03	$9.95	$10.11
Number of accumulation units outstanding at end of period	8,877	6,082	9,277	5,203	1,589
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$20.04	$17.19	$15.88	$16.21	$14.92	$10.98	$10.06	$10.53	$8.72	$6.79
Value at end of period	$18.57	$20.04	$17.19	$15.88	$16.21	$14.92	$10.98	$10.06	$10.53	$8.72
Number of accumulation units outstanding at end of period	4,427	4,396	4,622	7,007	7,115	11,340	8,677	7,888	7,896	8,633
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$84.07	$63.32	$60.13	$71.03	$75.74	$70.96	$59.61	$73.88	$59.05	$32.99
Value at end of period	$72.76	$84.07	$63.32	$60.13	$71.03	$75.74	$70.96	$59.61	$73.88	$59.05
Number of accumulation units outstanding at end of period	11,817	13,254	14,546	18,237	20,220	20,580	19,976	20,313	24,152	22,260
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$27.00	$24.01	$20.64	$22.27	$20.20	$14.54	$12.51	$12.98	$10.68	$7.90
Value at end of period	$23.85	$27.00	$24.01	$20.64	$22.27	$20.20	$14.54	$12.51	$12.98	$10.68
Number of accumulation units outstanding at end of period	9,351	9,313	9,013	9,271	7,357	5,423	5,968	6,543	7,913	7,392
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$16.88	$15.14	$14.53	$14.83	$13.94	$12.16	$11.09	$11.47	$10.40	$8.70
Value at end of period	$15.95	$16.88	$15.14	$14.53	$14.83	$13.94	$12.16	$11.09	$11.47	$10.40
Number of accumulation units outstanding at end of period	13,476	15,508	15,400	16,545	16,952	29,937	31,251	33,493	32,677	30,871

CFI 322

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during September 2015)
Value at beginning of period	$6.10	$6.04	$5.36	$6.17
Value at end of period	$5.16	$6.10	$6.04	$5.36
Number of accumulation units outstanding at end of period	2,326	2,339	2,511	1,319
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.45	$14.15	$13.66	$14.25	$14.03	$15.69	$14.65	$13.31	$12.50	$10.72
Value at end of period	$13.92	$14.45	$14.15	$13.66	$14.25	$14.03	$15.69	$14.65	$13.31	$12.50
Number of accumulation units outstanding at end of period	18,727	18,007	21,120	24,213	24,090	28,387	51,753	47,965	42,177	41,522
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$18.86	$17.86	$15.87	$16.77	$17.01	$15.41	$13.47	$13.91	$11.96	$7.57
Value at end of period	$17.97	$18.86	$17.86	$15.87	$16.77	$17.01	$15.41	$13.47	$13.91	$11.96
Number of accumulation units outstanding at end of period	5,117	5,058	5,764	5,694	9,643	28,623	25,360	27,324	28,029	24,190
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.02	$9.87	$9.90	$9.93
Value at end of period	$9.92	$10.02	$9.87	$9.90
Number of accumulation units outstanding at end of period	5,575	3,897	8,442	1,854
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.22	$20.05	$19.16	$20.32	$20.30	$20.16	$17.68	$18.38	$16.56	$14.14
Value at end of period	$20.17	$20.22	$20.05	$19.16	$20.32	$20.30	$20.16	$17.68	$18.38	$16.56
Number of accumulation units outstanding at end of period	28,635	31,776	34,582	36,112	39,290	66,910	63,970	67,559	73,561	65,786
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$3.66	$3.39	$2.36	$3.26	$3.61	$7.55	$8.72	$10.89
Value at end of period	$3.17	$3.66	$3.39	$2.36	$3.26	$3.61	$7.55	$8.72
Number of accumulation units outstanding at end of period	15,862	15,512	34,413	2,817	17,304	2,407	3,718	925
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$41.04	$36.31	$34.18	$35.36	$33.79	$29.39	$26.25	$27.01	$24.02	$20.45
Value at end of period	$37.66	$41.04	$36.31	$34.18	$35.36	$33.79	$29.39	$26.25	$27.01	$24.02
Number of accumulation units outstanding at end of period	54,396	56,902	64,769	64,806	67,179	70,931	73,729	82,734	99,920	106,516
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$12.43	$10.57	$9.60	$10.08
Value at end of period	$11.42	$12.43	$10.57	$9.60
Number of accumulation units outstanding at end of period	2,444	2,843	2,407	2,204
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.09	$13.04	$12.45	$13.21	$13.35	$14.12	$13.28	$13.00	$11.39	$9.51
Value at end of period	$13.60	$14.09	$13.04	$12.45	$13.21	$13.35	$14.12	$13.28	$13.00	$11.39
Number of accumulation units outstanding at end of period	28,274	42,372	49,228	52,725	59,378	67,488	75,950	81,726	78,240	86,140
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.85	$9.72	$9.31	$10.01
Value at end of period	$10.64	$11.85	$9.72	$9.31
Number of accumulation units outstanding at end of period	26,813	29,548	36,648	45,158
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2014)
Value at beginning of period	$11.49	$10.15	$9.64	$10.13	$10.17
Value at end of period	$10.51	$11.49	$10.15	$9.64	$10.13
Number of accumulation units outstanding at end of period	358	290	327	449	2

CFI 323

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.96	$10.96	$10.94	$10.94	$10.58	$10.94	$10.80	$10.20	$10.17
Value at end of period	$10.89	$10.96	$10.96	$10.94	$10.94	$10.58	$10.94	$10.80	$10.20
Number of accumulation units outstanding at end of period	4,253	3,509	3,861	3,714	2,868	2,485	2,462	1,824	902
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.28	$13.40	$13.57	$13.78	$13.98	$14.19	$14.40	$14.62	$14.80	$14.98
Value at end of period	$13.28	$13.28	$13.40	$13.57	$13.78	$13.98	$14.19	$14.40	$14.62	$14.80
Number of accumulation units outstanding at end of period	65,710	54,929	82,648	89,208	81,564	82,117	93,251	96,796	103,303	119,637
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$43.94	$37.07	$34.28	$35.30	$32.36	$25.14	$22.05	$22.44	$19.96	$15.55
Value at end of period	$41.36	$43.94	$37.07	$34.28	$35.30	$32.36	$25.14	$22.05	$22.44	$19.96
Number of accumulation units outstanding at end of period	203,125	225,979	266,633	278,238	308,578	344,928	334,689	374,687	421,800	440,907
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$19.65	$18.78	$16.64	$17.24	$17.30	$16.62	$14.80	$14.39	$12.78	$8.69
Value at end of period	$18.74	$19.65	$18.78	$16.64	$17.24	$17.30	$16.62	$14.80	$14.39	$12.78
Number of accumulation units outstanding at end of period	7,056	6,073	6,392	6,500	10,090	11,029	10,835	10,192	9,432	8,266
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.14	$32.69	$30.09	$30.29	$27.00	$20.62	$18.29	$18.58	$16.55	$13.64
Value at end of period	$36.84	$40.14	$32.69	$30.09	$30.29	$27.00	$20.62	$18.29	$18.58	$16.55
Number of accumulation units outstanding at end of period	46,742	47,514	53,731	56,913	62,205	78,003	86,275	96,281	103,534	111,248
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$44.23	$39.53	$33.96	$35.10	$32.52	$24.53	$21.16	$21.73	$18.09	$13.94
Value at end of period	$37.32	$44.23	$39.53	$33.96	$35.10	$32.52	$24.53	$21.16	$21.73	$18.09
Number of accumulation units outstanding at end of period	36,936	37,662	41,205	46,314	53,737	58,711	65,994	71,485	71,979	82,993
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.65	$29.23	$23.30	$24.44	$23.53	$16.74	$15.12	$15.46	$12.77	$10.39
Value at end of period	$27.31	$31.65	$29.23	$23.30	$24.44	$23.53	$16.74	$15.12	$15.46	$12.77
Number of accumulation units outstanding at end of period	24,453	26,861	26,911	29,126	31,528	42,317	47,902	51,898	52,470	52,131
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2013)
Value at beginning of period	$19.33	$16.26	$15.30	$15.84	$15.12	$13.11
Value at end of period	$17.39	$19.33	$16.26	$15.30	$15.84	$15.12
Number of accumulation units outstanding at end of period	2,160	1,514	3,207	1,750	1,191	263
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$26.69	$25.79	$25.09	$25.32	$24.09	$24.49	$22.72	$21.45	$19.82	$18.04
Value at end of period	$26.14	$26.69	$25.79	$25.09	$25.32	$24.09	$24.49	$22.72	$21.45	$19.82
Number of accumulation units outstanding at end of period	78,162	84,136	89,095	100,330	71,923	83,502	102,067	102,526	107,633	110,310
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.58	$8.60	$8.66	$8.87	$9.57	$8.00	$6.84	$7.91	$7.44	$6.86
Value at end of period	$8.99	$10.58	$8.60	$8.66	$8.87	$9.57	$8.00	$6.84	$7.91	$7.44
Number of accumulation units outstanding at end of period	12,010	7,679	9,654	8,810	10,723	11,684	11,102	12,296	15,757	19,907
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$23.66	$18.51	$18.07	$17.24	$15.41	$11.94	$10.27	$10.30
Value at end of period	$22.96	$23.66	$18.51	$18.07	$17.24	$15.41	$11.94	$10.27
Number of accumulation units outstanding at end of period	118,407	124,096	142,308	152,405	161,918	74,095	85,755	89,290

CFI 324

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.51	$13.87	$12.36	$13.13	$12.11	$9.39	$8.31	$8.15	$6.93	$6.25
Value at end of period	$14.09	$15.51	$13.87	$12.36	$13.13	$12.11	$9.39	$8.31	$8.15	$6.93
Number of accumulation units outstanding at end of period	110,964	120,579	121,105	142,430	174,170	186,048	149,233	150,960	57,740	61,748
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$31.76	$25.77	$24.39	$24.63	$22.97	$17.67	$15.71	$16.02	$12.48	$8.96
Value at end of period	$28.94	$31.76	$25.77	$24.39	$24.63	$22.97	$17.67	$15.71	$16.02	$12.48
Number of accumulation units outstanding at end of period	32,944	33,721	28,300	27,780	27,009	29,039	17,479	13,004	9,145	9,316
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during September 2017)
Value at beginning of period	$13.51	$12.47
Value at end of period	$10.41	$13.51
Number of accumulation units outstanding at end of period	1	132
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2009)
Value at beginning of period	$33.57	$25.96	$24.73	$23.33	$20.94	$16.10	$14.28	$13.91	$12.52	$12.16
Value at end of period	$32.75	$33.57	$25.96	$24.73	$23.33	$20.94	$16.10	$14.28	$13.91	$12.52
Number of accumulation units outstanding at end of period	11,031	9,278	7,018	3,688	2,860	3,477	3,162	899	110	2
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$19.69	$16.30	$14.92	$14.83	$13.33	$10.25	$9.00	$8.91	$8.06	$6.37
Value at end of period	$18.72	$19.69	$16.30	$14.92	$14.83	$13.33	$10.25	$9.00	$8.91	$8.06
Number of accumulation units outstanding at end of period	22,174	12,556	17,076	13,515	17,008	4,206	7,245	5,920	5,960	5,295
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.15	$22.55	$19.85	$20.94	$18.94	$14.63	$12.81	$12.93	$11.81	$10.05
Value at end of period	$23.07	$25.15	$22.55	$19.85	$20.94	$18.94	$14.63	$12.81	$12.93	$11.81
Number of accumulation units outstanding at end of period	8,496	7,063	6,218	3,930	2,262	2,580	2,413	1,623	1,722	1,701
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$31.87	$26.02	$24.72	$25.30	$23.11	$17.39	$15.29	$15.87	$12.80	$11.39
Value at end of period	$29.71	$31.87	$26.02	$24.72	$25.30	$23.11	$17.39	$15.29	$15.87	$12.80
Number of accumulation units outstanding at end of period	3,606	3,220	2,118	2,414	2,178	1,316	2,426	1,934	736	1,522
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$20.45	$17.59	$15.75	$16.45	$14.81	$11.21	$9.72	$10.05	$8.15	$6.12
Value at end of period	$18.26	$20.45	$17.59	$15.75	$16.45	$14.81	$11.21	$9.72	$10.05	$8.15
Number of accumulation units outstanding at end of period	5,340	4,889	4,134	3,484	2,419	4,131	2,225	1,869	715	585
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$20.80	$18.48	$15.49	$16.47	$15.93	$11.66	$10.20	$10.77	$8.65	$7.01
Value at end of period	$18.18	$20.80	$18.48	$15.49	$16.47	$15.93	$11.66	$10.20	$10.77	$8.65
Number of accumulation units outstanding at end of period	3,770	2,213	1,635	1,621	993	3,011	522	647	246	11
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$21.17	$18.10	$16.20	$16.59	$15.95	$11.64	$10.26	$10.33	$7.92	$6.14
Value at end of period	$17.54	$21.17	$18.10	$16.20	$16.59	$15.95	$11.64	$10.26	$10.33	$7.92
Number of accumulation units outstanding at end of period	12,939	14,552	13,351	9,145	6,876	12,245	10,914	9,117	4,742	4,983
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$60.15	$54.87	$44.74	$45.78	$43.62	$32.14	$28.49	$29.66	$24.20	$19.26
Value at end of period	$49.87	$60.15	$54.87	$44.74	$45.78	$43.62	$32.14	$28.49	$29.66	$24.20
Number of accumulation units outstanding at end of period	14,752	14,918	16,803	17,068	18,929	23,222	28,463	31,065	34,664	36,207

CFI 325

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$16.70	$14.70	$14.10	$14.32	$13.77	$12.02	$10.75	$11.26	$10.05	$8.11
Value at end of period	$15.51	$16.70	$14.70	$14.10	$14.32	$13.77	$12.02	$10.75	$11.26	$10.05
Number of accumulation units outstanding at end of period	131,089	116,361	107,102	92,052	88,274	82,452	72,116	71,442	60,781	53,746
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$18.11	$15.39	$14.71	$15.00	$14.41	$12.15	$10.72	$11.41	$10.11	$7.99
Value at end of period	$16.35	$18.11	$15.39	$14.71	$15.00	$14.41	$12.15	$10.72	$11.41	$10.11
Number of accumulation units outstanding at end of period	142,091	124,167	112,345	122,238	128,209	130,141	113,612	94,888	76,983	63,080
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$18.86	$15.79	$15.06	$15.44	$14.77	$12.15	$10.68	$11.43	$10.08	$7.88
Value at end of period	$16.68	$18.86	$15.79	$15.06	$15.44	$14.77	$12.15	$10.68	$11.43	$10.08
Number of accumulation units outstanding at end of period	112,493	102,040	85,287	73,969	75,369	67,766	56,425	45,906	41,032	34,042
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$19.13	$15.96	$15.22	$15.58	$14.89	$12.24	$10.75	$11.96
Value at end of period	$16.85	$19.13	$15.96	$15.22	$15.58	$14.89	$12.24	$10.75
Number of accumulation units outstanding at end of period	19,986	14,410	11,870	8,834	4,596	1,648	236	28
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.00	$12.39	$11.83	$12.06	$11.51	$10.10	$9.02	$9.39	$8.45	$6.30
Value at end of period	$12.87	$14.00	$12.39	$11.83	$12.06	$11.51	$10.10	$9.02	$9.39	$8.45
Number of accumulation units outstanding at end of period	1,097	1,021	986	746	1,067	620	240	170	99	332
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.80	$13.75	$13.36	$13.55	$13.00	$12.34	$11.41	$11.54	$10.69	$9.26
Value at end of period	$14.14	$14.80	$13.75	$13.36	$13.55	$13.00	$12.34	$11.41	$11.54	$10.69
Number of accumulation units outstanding at end of period	26,223	23,003	29,878	34,529	403	349	581	551	526	601
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.33	$12.27	$11.77	$11.99	$11.53	$10.68	$9.68	$9.90	$9.04	$7.15
Value at end of period	$12.58	$13.33	$12.27	$11.77	$11.99	$11.53	$10.68	$9.68	$9.90	$9.04
Number of accumulation units outstanding at end of period	339	387	348	674	741	537	306	152	91	505
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$26.05	$23.92	$22.97	$23.37	$22.25	$20.15	$18.21	$18.16	$16.60	$14.29
Value at end of period	$24.62	$26.05	$23.92	$22.97	$23.37	$22.25	$20.15	$18.21	$18.16	$16.60
Number of accumulation units outstanding at end of period	6,712	6,462	7,804	6,308	6,161	6,221	8,027	9,972	13,430	13,842
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.77	$25.63	$24.33	$25.00	$23.81	$19.75	$17.43	$18.23	$16.37	$13.27
Value at end of period	$26.88	$29.77	$25.63	$24.33	$25.00	$23.81	$19.75	$17.43	$18.23	$16.37
Number of accumulation units outstanding at end of period	18,515	17,078	17,473	17,590	29,324	30,976	32,836	32,711	32,170	33,404
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$27.59	$24.46	$23.28	$23.77	$22.62	$19.69	$17.60	$17.97	$16.28	$13.56
Value at end of period	$25.53	$27.59	$24.46	$23.28	$23.77	$22.62	$19.69	$17.60	$17.97	$16.28
Number of accumulation units outstanding at end of period	12,935	14,444	13,489	15,702	14,655	14,139	13,591	14,411	19,331	23,002
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.12	$11.93	$11.83	$11.98	$11.50	$11.98	$11.71	$11.09	$10.61	$10.17
Value at end of period	$11.90	$12.12	$11.93	$11.83	$11.98	$11.50	$11.98	$11.71	$11.09	$10.61
Number of accumulation units outstanding at end of period	21,342	5,850	5,408	6,109	4,482	4,562	5,173	6,268	1,874	860

CFI 326

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$35.11	$32.07	$26.24	$27.11	$24.47	$18.91	$16.50	$17.29	$14.39	$10.76
Value at end of period	$29.62	$35.11	$32.07	$26.24	$27.11	$24.47	$18.91	$16.50	$17.29	$14.39
Number of accumulation units outstanding at end of period	7,386	8,219	8,154	8,574	8,966	8,491	8,994	9,506	8,580	11,574
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$35.45	$28.07	$27.05	$28.91	$28.13	$20.56	$17.44	$17.32	$13.90	$10.44
Value at end of period	$34.26	$35.45	$28.07	$27.05	$28.91	$28.13	$20.56	$17.44	$17.32	$13.90
Number of accumulation units outstanding at end of period	16,846	16,489	19,338	20,483	25,097	35,371	29,934	30,775	31,428	31,396
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.22	$13.03	$13.11	$13.50	$12.01	$11.73	$9.44	$10.11	$8.82	$6.69
Value at end of period	$12.81	$14.22	$13.03	$13.11	$13.50	$12.01	$11.73	$9.44	$10.11	$8.82
Number of accumulation units outstanding at end of period	11,239	12,000	12,278	13,052	15,421	16,956	14,866	13,986	13,753	14,010
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.33	$16.73	$16.29	$16.06	$12.55	$12.49	$10.97	$10.17	$8.07	$6.03
Value at end of period	$15.77	$17.33	$16.73	$16.29	$16.06	$12.55	$12.49	$10.97	$10.17	$8.07
Number of accumulation units outstanding at end of period	11,152	10,279	14,828	14,847	13,850	12,962	18,831	20,515	21,019	7,918
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$35.24	$29.42	$27.55	$27.16	$24.44	$18.41	$16.65	$17.73	$16.06	$12.39
Value at end of period	$31.59	$35.24	$29.42	$27.55	$27.16	$24.44	$18.41	$16.65	$17.73	$16.06
Number of accumulation units outstanding at end of period	2,499	2,609	2,624	2,828	2,608	4,026	4,708	5,038	4,800	6,219
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.53	$17.87	$14.66	$15.34	$14.92	$10.82	$9.62	$10.04	$8.13	$6.62
Value at end of period	$15.82	$19.53	$17.87	$14.66	$15.34	$14.92	$10.82	$9.62	$10.04	$8.13
Number of accumulation units outstanding at end of period	1,218	1,465	1,473	1,151	1,302	1,578	1,285	2,067	2,333	1,784
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.63	$21.24	$18.31	$19.76	$18.38	$13.82	$11.83	$12.26	$10.81	$8.54
Value at end of period	$21.25	$24.63	$21.24	$18.31	$19.76	$18.38	$13.82	$11.83	$12.26	$10.81
Number of accumulation units outstanding at end of period	11,597	13,709	14,653	14,937	20,811	24,003	23,004	24,468	28,295	27,632
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$20.87	$19.10	$16.82	$17.44	$16.24	$13.20	$11.88	$12.19	$11.01	$9.11
Value at end of period	$18.61	$20.87	$19.10	$16.82	$17.44	$16.24	$13.20	$11.88	$12.19	$11.01
Number of accumulation units outstanding at end of period	63,434	69,987	79,533	95,841	103,478	116,005	130,192	136,364	153,796	181,973
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.68	$20.22	$17.11	$17.90	$16.50	$12.51	$11.08	$11.50	$10.38	$8.50
Value at end of period	$19.31	$22.68	$20.22	$17.11	$17.90	$16.50	$12.51	$11.08	$11.50	$10.38
Number of accumulation units outstanding at end of period	7,017	8,700	10,689	11,679	12,364	11,903	11,208	10,983	11,379	13,205
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.63	$18.90	$16.99	$20.48	$20.60	$22.18	$18.90	$23.48	$19.81	$11.72
Value at end of period	$21.83	$26.63	$18.90	$16.99	$20.48	$20.60	$22.18	$18.90	$23.48	$19.81
Number of accumulation units outstanding at end of period	8,100	13,172	8,019	6,559	8,156	7,830	9,146	12,896	15,543	12,656
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$35.86	$32.01	$28.33	$29.66	$26.18	$20.21	$17.09	$17.04	$14.07	$11.36
Value at end of period	$31.02	$35.86	$32.01	$28.33	$29.66	$26.18	$20.21	$17.09	$17.04	$14.07
Number of accumulation units outstanding at end of period	10,853	12,413	14,737	15,346	19,066	18,502	18,217	16,975	16,002	14,720
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.13	$25.58	$21.36	$22.51	$21.09	$15.41	$13.18	$13.56	$10.86	$8.66
Value at end of period	$25.67	$29.13	$25.58	$21.36	$22.51	$21.09	$15.41	$13.18	$13.56	$10.86
Number of accumulation units outstanding at end of period	10,753	10,270	9,278	8,855	8,379	10,181	8,171	7,044	5,977	3,562

CFI 327

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$24.45	$18.19	$18.42	$17.96	$17.81	$14.23	$11.87	$13.11	$11.47	$8.34
Value at end of period	$20.91	$24.45	$18.19	$18.42	$17.96	$17.81	$14.23	$11.87	$13.11	$11.47
Number of accumulation units outstanding at end of period	162,479	172,492	190,078	201,636	231,915	253,696	270,280	281,243	315,028	346,067
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$20.30	$19.20	$17.05	$18.15	$18.36	$16.59	$14.49	$14.82	$12.64	$7.68
Value at end of period	$19.47	$20.30	$19.20	$17.05	$18.15	$18.36	$16.59	$14.49	$14.82	$12.64
Number of accumulation units outstanding at end of period	6,121	6,362	6,015	6,026	7,632	7,384	7,215	5,348	6,030	4,066
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$25.39	$22.39	$21.03	$20.29	$18.36	$15.26	$13.53	$13.35	$11.88	$9.05
Value at end of period	$25.13	$25.39	$22.39	$21.03	$20.29	$18.36	$15.26	$13.53	$13.35	$11.88
Number of accumulation units outstanding at end of period	121,850	115,510	112,301	102,393	96,907	113,737	105,680	96,179	92,575	85,522
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$28.29	$23.01	$21.74	$21.64	$19.64	$14.75	$12.89	$13.59	$10.73	$7.44
Value at end of period	$26.97	$28.29	$23.01	$21.74	$21.64	$19.64	$14.75	$12.89	$13.59	$10.73
Number of accumulation units outstanding at end of period	112,991	120,059	127,642	138,680	142,516	154,173	161,684	168,548	177,865	200,139
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$29.53	$25.79	$22.04	$24.03	$22.70	$17.76	$15.38	$15.76	$13.92	$11.30
Value at end of period	$26.38	$29.53	$25.79	$22.04	$24.03	$22.70	$17.76	$15.38	$15.76	$13.92
Number of accumulation units outstanding at end of period	17,642	18,046	18,992	20,414	20,750	21,985	21,171	23,250	22,791	22,963
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$56.29	$42.77	$42.77	$39.18	$36.59	$26.67	$22.77	$23.37	$20.30	$14.41
Value at end of period	$54.84	$56.29	$42.77	$42.77	$39.18	$36.59	$26.67	$22.77	$23.37	$20.30
Number of accumulation units outstanding at end of period	40,693	42,409	47,724	45,668	51,760	63,339	80,803	80,934	81,313	89,105
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.61	$14.78	$14.72	$15.08	$15.48	$13.75	$11.75	$13.61	$12.14	$8.96
Value at end of period	$15.75	$18.61	$14.78	$14.72	$15.08	$15.48	$13.75	$11.75	$13.61	$12.14
Number of accumulation units outstanding at end of period	4,365	3,939	4,279	6,274	5,308	5,266	4,942	5,077	5,378	5,347
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.16	$9.26	$9.23	$9.70	$10.54	$8.89	$7.59	$8.76	$8.17	$6.27
Value at end of period	$9.35	$11.16	$9.26	$9.23	$9.70	$10.54	$8.89	$7.59	$8.76	$8.17
Number of accumulation units outstanding at end of period	43,269	50,889	53,885	53,743	58,007	62,654	64,836	57,719	65,086	77,908
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$14.57	$12.51	$11.45	$12.57	$13.13	$10.20	$8.50	$9.15	$8.62	$6.62
Value at end of period	$12.29	$14.57	$12.51	$11.45	$12.57	$13.13	$10.20	$8.50	$9.15	$8.62
Number of accumulation units outstanding at end of period	1,302	3,723	8,822	9,391	10,001	10,697	8,713	8,666	8,486	10,844
WANGER INTERNATIONAL
Value at beginning of period	$14.60	$11.15	$11.48	$11.64	$12.36	$10.25	$8.56	$10.18	$8.27	$5.61
Value at end of period	$11.83	$14.60	$11.15	$11.48	$11.64	$12.36	$10.25	$8.56	$10.18	$8.27
Number of accumulation units outstanding at end of period	9,843	10,863	10,301	9,617	10,280	9,854	9,614	9,368	11,303	6,155
WANGER SELECT
Value at beginning of period	$28.30	$22.68	$20.31	$20.56	$20.24	$15.27	$13.08	$16.13	$12.94	$7.90
Value at end of period	$24.42	$28.30	$22.68	$20.31	$20.56	$20.24	$15.27	$13.08	$16.13	$12.94
Number of accumulation units outstanding at end of period	15,508	15,048	17,423	17,931	22,783	21,893	27,498	26,142	24,150	22,139
WANGER USA
Value at beginning of period	$27.91	$23.69	$21.15	$21.60	$20.93	$15.88	$13.44	$14.13	$11.63	$8.30
Value at end of period	$27.09	$27.91	$23.69	$21.15	$21.60	$20.93	$15.88	$13.44	$14.13	$11.63
Number of accumulation units outstanding at end of period	6,747	5,998	5,650	7,085	8,053	8,116	9,517	10,204	12,677	12,176

CFI 328

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during June 2017)
Value at beginning of period	$13.67	$12.54
Value at end of period	$12.94	$13.67
Number of accumulation units outstanding at end of period	902	296
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$44.57	$40.74	$32.08	$34.12	$32.26	$23.72	$21.22	$22.02	$18.23	$14.25
Value at end of period	$37.88	$44.57	$40.74	$32.08	$34.12	$32.26	$23.72	$21.22	$22.02	$18.23
Number of accumulation units outstanding at end of period	1,909	2,685	4,720	5,834	7,441	6,961	7,325	7,322	9,302	10,122

TABLE 38
FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$28.93	$23.24	$21.70	$20.86	$19.33	$14.63	$12.29	$13.08	$11.79	$8.87
Value at end of period	$27.73	$28.93	$23.24	$21.70	$20.86	$19.33	$14.63	$12.29	$13.08	$11.79
Number of accumulation units outstanding at end of period	5,905	7,181	7,388	7,621	10,539	10,763	11,123	11,202	15,222	27,640
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$25.38	$21.40	$19.11	$19.40	$17.67	$13.57	$12.22	$11.56	$10.33	$8.79
Value at end of period	$24.31	$25.38	$21.40	$19.11	$19.40	$17.67	$13.57	$12.22	$11.56	$10.33
Number of accumulation units outstanding at end of period	503	557	605	657	715	770	824	877	1,844	12,732
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$37.30	$33.72	$31.66	$32.78	$30.28	$25.99	$23.81	$23.06	$20.83	$16.83
Value at end of period	$35.85	$37.30	$33.72	$31.66	$32.78	$30.28	$25.99	$23.81	$23.06	$20.83
Number of accumulation units outstanding at end of period	0	500	500	500	500	500	500	500	504	500
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64	$8.85
Value at end of period	$15.60	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64
Number of accumulation units outstanding at end of period	243	253	262	263	263	263	263	264	264
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$65.71	$54.59	$51.18	$51.48	$46.56	$35.91	$31.24	$32.45	$28.03	$20.92
Value at end of period	$60.75	$65.71	$54.59	$51.18	$51.48	$46.56	$35.91	$31.24	$32.45	$28.03
Number of accumulation units outstanding at end of period	7,814	8,676	8,958	10,788	11,726	11,705	13,474	13,772	15,244	18,043
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.72	$38.31	$32.87	$34.66	$32.28	$25.51	$22.02	$22.08	$19.42	$15.10
Value at end of period	$38.69	$42.72	$38.31	$32.87	$34.66	$32.28	$25.51	$22.02	$22.08	$19.42
Number of accumulation units outstanding at end of period	0	199	208	621	657	692	2,368	2,403	2,469	2,551
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$44.93	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40
Value at end of period	$44.29	$44.93	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71
Number of accumulation units outstanding at end of period	115	285	305	327	351	375	399	424	1,662	2,889

CFI 329

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.94	$20.16	$21.51	$21.01	$23.15	$17.97	$15.07	$18.42	$16.49	$13.20
Value at end of period	$21.83	$25.94	$20.16	$21.51	$21.01	$23.15	$17.97	$15.07	$18.42	$16.49
Number of accumulation units outstanding at end of period	275	1,036	1,036	1,035	1,036	1,036	1,036	1,036	1,700	1,750
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64
Value at end of period	$30.87	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	1,316	2,293
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$17.24	$15.42	$14.16	$15.22	$14.25	$11.16	$9.93	$10.06	$9.30	$7.34
Value at end of period	$15.42	$17.24	$15.42	$14.16	$15.22	$14.25	$11.16	$9.93	$10.06	$9.30
Number of accumulation units outstanding at end of period	216	232	247	263	280	297	313	329	2,071	2,182
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$61.13	$52.27	$50.59	$50.91	$47.51	$40.04	$35.68	$35.55	$33.21	$26.71
Value at end of period	$60.78	$61.13	$52.27	$50.59	$50.91	$47.51	$40.04	$35.68	$35.55	$33.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	367	367
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$74.06	$58.85	$53.03	$51.62	$46.45	$35.53	$30.67	$31.51	$25.35	$17.72
Value at end of period	$72.83	$74.06	$58.85	$53.03	$51.62	$46.45	$35.53	$30.67	$31.51	$25.35
Number of accumulation units outstanding at end of period	0	0	0	0	0	422	308	152	38	417
JANUS HENDERSON GLOBAL RESEARCH PORTOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$38.32	$30.55	$30.30	$31.40	$29.59	$23.33	$19.68	$23.10	$20.19	$14.85
Value at end of period	$35.24	$38.32	$30.55	$30.30	$31.40	$29.59	$23.33	$19.68	$23.10	$20.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	635	460	213	383	829
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$42.99	$34.04	$34.30	$32.97	$29.54	$22.95	$19.60	$20.95	$18.53	$13.76
Value at end of period	$41.36	$42.99	$34.04	$34.30	$32.97	$29.54	$22.95	$19.60	$20.95	$18.53
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	4
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$24.02	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85
Value at end of period	$20.15	$24.02	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07
Number of accumulation units outstanding at end of period	31	42	47	729	803	1,020	1,107	1,194	2,837	2,940
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$87.80	$65.97	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69
Value at end of period	$76.18	$87.80	$65.97	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46
Number of accumulation units outstanding at end of period	36	37	1,053	3,305	3,596	3,622	3,595	3,457	4,701	4,768
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$43.86	$32.49	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70
Value at end of period	$37.60	$43.86	$32.49	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	918	918
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98
Value at end of period	$24.68	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0		0	0
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$17.63	$15.78	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89
Value at end of period	$16.70	$17.63	$15.78	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65
Number of accumulation units outstanding at end of period	510	564	613	665	724	780	835	888	951	1,007

CFI 330

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.07	$14.72	$14.17	$14.75	$14.49	$16.16	$15.05	$13.64	$12.78	$10.93
Value at end of period	$14.55	$15.07	$14.72	$14.17	$14.75	$14.49	$16.16	$15.05	$13.64	$12.78
Number of accumulation units outstanding at end of period	926	1,004	1,084	1,168	1,256	1,346	1,439	1,535	1,634	1,443
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.09	$20.86	$19.89	$21.03	$20.96	$20.77	$18.16	$18.83	$16.92	$14.42
Value at end of period	$21.09	$21.09	$20.86	$19.89	$21.03	$20.96	$20.77	$18.16	$18.83	$16.92
Number of accumulation units outstanding at end of period	1,048	1,137	2,383	2,468	2,566	2,658	2,747	2,835	3,151	4,221
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during September 2012)
Value at beginning of period	$3.73	$3.44	$2.38	$3.29	$3.64	$7.58	$8.86
Value at end of period	$3.23	$3.73	$3.44	$2.38	$3.29	$3.64	$7.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	513
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.55	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60
Value at end of period	$14.08	$14.55	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53
Number of accumulation units outstanding at end of period	2,356	2,470	2,572	2,681	2,802	2,919	4,478	4,590	4,718	16,991
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.94	$9.77	$9.33	$10.01
Value at end of period	$10.74	$11.94	$9.77	$9.33
Number of accumulation units outstanding at end of period	1,143	2,725	2,770	2,822
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.98	$14.07	$14.23	$14.40	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42
Value at end of period	$14.03	$13.98	$14.07	$14.23	$14.40	$14.58	$14.76	$14.94	$15.13	$15.28
Number of accumulation units outstanding at end of period	34,721	36,417	42,710	50,120	53,335	67,285	73,577	82,052	100,940	132,438
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.79
Value at end of period	$19.39	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	341	341
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$46.46	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32
Value at end of period	$39.30	$46.46	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63
Number of accumulation units outstanding at end of period	0	0	0	766	732	1,109	1,067	1,324	1,250	4,811
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.24	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67
Value at end of period	$28.76	$33.24	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15
Number of accumulation units outstanding at end of period	0	0	0	71	71	71	71	71	71	71
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96	$6.97
Value at end of period	$9.23	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96
Number of accumulation units outstanding at end of period	276	276	276	276	276	276	276	276	276
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30	$10.31
Value at end of period	$23.43	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	3,581	3,716	6,907	7,704	4,061	3,062	3,062	3,061

CFI 331

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29
Value at end of period	$14.54	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00
Number of accumulation units outstanding at end of period	412	413	413	3,312	3,363	999	922	830	2,006	24,554
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2011)
Value at beginning of period	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12	$15.98
Value at end of period	$30.23	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12
Number of accumulation units outstanding at end of period	0	869	1,392	1,597	1,859	1,968	761	837
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2010)
Value at beginning of period	$34.40	$26.54	$25.21	$23.73	$21.24	$16.29	$14.41	$14.00	$11.66
Value at end of period	$33.64	$34.40	$26.54	$25.21	$23.73	$21.24	$16.29	$14.41	$14.00
Number of accumulation units outstanding at end of period	344	344	834	1,027	1,273	1,375	345	345	345
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$25.77	$23.05	$20.24	$21.30	$19.58
Value at end of period	$23.70	$25.77	$23.05	$20.24	$21.30
Number of accumulation units outstanding at end of period	0	0	169	236	321
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$32.66	$26.59	$25.21	$25.73	$23.45	$17.60	$15.43	$15.97	$12.84	$11.41
Value at end of period	$30.52	$32.66	$26.59	$25.21	$25.73	$23.45	$17.60	$15.43	$15.97	$12.84
Number of accumulation units outstanding at end of period	0	0	0	2,437	2,595	2,749	3,031	3,031	3,238	3,357
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83
Value at end of period	$52.65	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99
Number of accumulation units outstanding at end of period	0	147	147	1,828	2,037	2,082	2,200	2,176	2,753	4,114
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19
Value at end of period	$16.05	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.80
Value at end of period	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16
Number of accumulation units outstanding at end of period	379	379	379	379	380	380	380	380	381
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$36.51	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94
Value at end of period	$30.89	$36.51	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67
Number of accumulation units outstanding at end of period	29	40	2,250	2,891	2,961	3,165	3,247	3,329	3,417	3,513
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$36.87	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61
Value at end of period	$35.72	$36.87	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17
Number of accumulation units outstanding at end of period	201	201	1,181	1,181	1,181	1,181	735	534	534	3,059
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Value at end of period	$13.15	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85
Number of accumulation units outstanding at end of period	284	284	284	284	285	285	285	1,553	1,552	1,552

CFI 332

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07
Value at end of period	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$36.69	$30.56	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61
Value at end of period	$32.97	$36.69	$30.56	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39
Number of accumulation units outstanding at end of period	3	4	5	72	79	101	109	1,098	1,183	1,278
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$20.11	$18.35	$15.02	$15.67	$15.21	$11.82
Value at end of period	$16.33	$20.11	$18.35	$15.02	$15.67	$15.21
Number of accumulation units outstanding at end of period	0	0	1,742	1,742	1,742	1,742
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$25.61	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68
Value at end of period	$22.16	$25.61	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02
Number of accumulation units outstanding at end of period	30	40	45	695	766	973	1,055	1,139	1,228	1,326
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20
Value at end of period	$19.27	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15
Number of accumulation units outstanding at end of period	9	13	14	217	239	0	0	0	0	1,204
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58
Value at end of period	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83
Value at end of period	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	493	537	791	830
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$37.30	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56
Value at end of period	$32.34	$37.30	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42
Value at end of period	$21.65	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61
Number of accumulation units outstanding at end of period	2,924	3,451	5,591	7,195	7,172	7,151	10,516	11,379	11,055	36,405
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$20.90	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$11.00
Value at end of period	$20.09	$20.90	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	178	185	192	192	192	193	193	193	203	191
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.80	$12.28	$9.04
Value at end of period	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.80	$12.28
Number of accumulation units outstanding at end of period	2,852	4,119	7,800	7,742	8,019	8,243	8,618	8,067	0	0
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.22	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52
Value at end of period	$27.92	$29.22	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87
Number of accumulation units outstanding at end of period	5,851	7,287	7,428	7,583	7,731	7,889	11,311	11,214	13,096	16,042

CFI 333

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$28.80	$25.09	$21.39	$23.26	$21.92	$17.11	$14.78	$15.10	$13.30	$10.78
Value at end of period	$25.79	$28.80	$25.09	$21.39	$23.26	$21.92	$17.11	$14.78	$15.10	$13.30
Number of accumulation units outstanding at end of period	0	0	1,072	1,072	1,072	1,072	1,072	1,072	1,072	1,072
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$59.28	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84
Value at end of period	$57.91	$59.28	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95
Number of accumulation units outstanding at end of period	1,137	1,318	1,342	2,481	2,589	3,349	3,324	3,268	3,231	10,111
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.44	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Value at end of period	$9.61	$11.44	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20
Number of accumulation units outstanding at end of period	491	632	679	729	882	936	997	203	229	895
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.00	$12.84	$11.73	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66
Value at end of period	$12.68	$15.00	$12.84	$11.73	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
WANGER INTERNATIONAL
Value at beginning of period	$14.99	$11.42	$11.73	$11.87	$12.57	$10.40	$8.66	$10.28	$8.33	$5.63
Value at end of period	$12.19	$14.99	$11.42	$11.73	$11.87	$12.57	$10.40	$8.66	$10.28	$8.33
Number of accumulation units outstanding at end of period	0	0	0	719	766	811	895	895	945	990
WANGER SELECT
Value at beginning of period	$29.52	$23.59	$21.07	$21.29	$20.90	$15.72	$13.44	$16.53	$13.23	$8.06
Value at end of period	$25.53	$29.52	$23.59	$21.07	$21.29	$20.90	$15.72	$13.44	$16.53	$13.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	19	8
WANGER USA
Value at beginning of period	$29.11	$24.64	$21.95	$22.36	$21.61	$16.36	$13.80	$14.48	$11.89	$8.46
Value at end of period	$28.32	$29.11	$24.64	$21.95	$22.36	$21.61	$16.36	$13.80	$14.48	$11.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$46.55	$42.44	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55
Value at end of period	$39.66	$46.55	$42.44	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	407	407	407	407

TABLE 39
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JANUARY 4, 2005
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$45.86	$40.76	$37.81	$38.68	$35.31	$29.94	$27.16	$25.97	$23.17	$18.48
Value at end of period	$44.64	$45.86	$40.76	$37.81	$38.68	$35.31	$29.94	$27.16	$25.97	$23.17
Number of accumulation units outstanding at end of period	0	0	0	0	3,717	6,133	7,176	8,622	5,500	5,401
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$80.79	$65.98	$61.12	$60.97	$54.46	$41.48	$35.63	$36.56	$31.15	$22.98
Value at end of period	$75.64	$80.79	$65.98	$61.12	$60.97	$54.46	$41.48	$35.63	$36.56	$31.15
Number of accumulation units outstanding at end of period	0	0	223,722	239,244	181,149	183,011	186,477	202,146	212,972	228,041

CFI 334

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$52.52	$46.31	$39.26	$41.05	$37.64	$29.46	$25.12	$24.87	$21.58	$16.59
Value at end of period	$48.16	$52.52	$46.31	$39.26	$41.05	$37.64	$29.46	$25.12	$24.87	$21.58
Number of accumulation units outstanding at end of period	0	0	58,289	59,279	89,963	87,816	90,055	98,081	11,297	123,950
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$55.23	$40.69	$40.38	$37.84	$33.89	$24.87	$21.74	$21.70	$17.45	$13.62
Value at end of period	$55.14	$55.23	$40.69	$40.38	$37.84	$33.89	$24.87	$21.74	$21.70	$17.45
Number of accumulation units outstanding at end of period	0	0	32,346	43,626	40,694	30,634	31,284	40,494	30,156	26,974
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.90	$24.37	$25.69	$24.80	$26.99	$20.76	$17.19	$20.75	$18.33	$14.49
Value at end of period	$27.18	$31.90	$24.37	$25.69	$24.80	$26.99	$20.76	$17.19	$20.75	$18.33
Number of accumulation units outstanding at end of period	0	0	28,249	35,637	29,902	31,538	30,617	29,625	31,591	41,307
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$75.39	$59.06	$57.78	$55.13	$50.80	$36.28	$37.21
Value at end of period	$72.66	$75.39	$59.06	$57.78	$55.13	$50.80	$36.28
Number of accumulation units outstanding at end of period	0	0	0	0	1,063	804	583
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$20.98	$18.45	$16.75	$17.78	$16.50	$12.73	$11.21	$11.22	$10.23	$7.98
Value at end of period	$19.01	$20.98	$18.45	$16.75	$17.78	$16.50	$12.73	$11.21	$11.22	$10.23
Number of accumulation units outstanding at end of period	0	0	2,344	2,379	12,672	14,634	10,491	11,787	14,066	16,017
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$53.14	$46.10	$42.78	$43.61	$41.21	$35.31	$31.07	$31.49	$27.59	$23.13
Value at end of period	$49.51	$53.14	$46.10	$42.78	$43.61	$41.21	$35.31	$31.07	$31.49	$27.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	38,409	38,916	43,642	48,071	47,132
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$17.30	$15.71	$14.78	$15.51	$15.40	$16.05	$14.91	$14.38	$12.40	$10.20
Value at end of period	$16.96	$17.30	$15.71	$14.78	$15.51	$15.40	$16.05	$14.91	$14.38	$12.40
Number of accumulation units outstanding at end of period	0	0	63,624	57,154	111,512	110,529	123,727	142,622	0	155,271
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.40	$10.05	$9.49	$9.92
Value at end of period	$11.30	$12.40	$10.05	$9.49
Number of accumulation units outstanding at end of period	0	0	7,844	6,522
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$17.19	$17.01	$16.99	$17.00	$17.00	$17.05	$17.05	$17.04	$17.00	$16.94
Value at end of period	$17.46	$17.19	$17.01	$16.99	$17.00	$17.00	$17.05	$17.05	$17.04	$17.00
Number of accumulation units outstanding at end of period	0	0	0	0	15,461	15,017	3,306	4,543	7,083	44,541
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$56.90	$47.07	$42.90	$43.54	$39.47	$30.13	$26.09	$26.16	$22.90	$17.59
Value at end of period	$54.37	$56.90	$47.07	$42.90	$43.54	$39.47	$30.13	$26.09	$26.16	$22.90
Number of accumulation units outstanding at end of period	0	0	72,270	75,719	116,221	117,563	110,058	117,177	127,705	105,707
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$51.97	$41.50	$37.66	$37.36	$32.83	$24.77	$21.65	$21.66	$19.01	$15.43
Value at end of period	$48.43	$51.97	$41.50	$37.66	$37.36	$32.83	$24.77	$21.65	$21.66	$19.01
Number of accumulation units outstanding at end of period	0	0	50,037	55,638	123,317	114,712	127,245	136,950	147,693	162,406
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$56.89	$49.86	$42.22	$43.17	$39.40	$29.21	$24.88	$25.17	$20.64	$15.66
Value at end of period	$48.73	$56.89	$49.86	$42.22	$43.17	$39.40	$29.21	$24.88	$25.17	$20.64
Number of accumulation units outstanding at end of period	0	0	45,039	50,392	141,138	143,394	143,657	156,461	161,609	179,304

CFI 335

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.70	$36.86	$28.97	$29.94	$28.50	$19.97	$17.77	$17.90	$14.57	$11.67
Value at end of period	$35.66	$40.70	$36.86	$28.97	$29.94	$28.50	$19.97	$17.77	$17.90	$14.57
Number of accumulation units outstanding at end of period	0	0	3,037	3,561	95,084	97,085	95,462	102,530	109,654	119,289
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$34.55	$32.75	$31.40	$31.23	$29.38	$29.34	$26.89	$25.01	$22.74	$20.41
Value at end of period	$34.37	$34.55	$32.75	$31.40	$31.23	$29.38	$29.34	$26.89	$25.01	$22.74
Number of accumulation units outstanding at end of period	0	0	116,998	110,514	96,521	91,905	109,591	96,203	109,184	115,916
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.23	$9.75	$9.67	$9.77	$10.42	$8.58	$7.22	$8.23	$7.62	$6.99
Value at end of period	$10.55	$12.23	$9.75	$9.67	$9.77	$10.42	$8.58	$7.22	$8.23	$7.62
Number of accumulation units outstanding at end of period	0	0	0	0	11,883	13,730	10,654	9,596	9,973	17,604
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$26.33	$20.23	$19.47	$18.35	$16.15	$12.32	$10.44	$10.34
Value at end of period	$25.94	$26.33	$20.23	$19.47	$18.35	$16.15	$12.32	$10.44
Number of accumulation units outstanding at end of period	0	0	98,028	56,954	150,070	101,956	94,874	90,491
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2013)
Value at beginning of period	$18.48	$16.20	$14.23	$14.90	$13.55	$12.30
Value at end of period	$17.04	$18.48	$16.20	$14.23	$14.90	$13.55
Number of accumulation units outstanding at end of period	0	0	10,103	12,387	0	0
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$39.99	$31.82	$29.68	$29.65	$27.24	$22.59
Value at end of period	$37.00	$39.99	$31.82	$29.68	$29.65	$27.24
Number of accumulation units outstanding at end of period	0	0	0	0	20,724	21,070
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$77.82	$69.61	$55.94	$56.62	$53.14	$38.48	$33.68	$34.54	$27.77	$21.76
Value at end of period	$65.49	$77.82	$69.61	$55.94	$56.62	$53.14	$38.48	$33.68	$34.54	$27.77
Number of accumulation units outstanding at end of period	0	0	47,998	39,795	38,621	40,292	40,529	44,839	45,205	47,168
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$20.20	$17.44	$16.48	$16.56	$15.64	$13.48	$11.88	$12.27	$10.78	$8.56
Value at end of period	$19.04	$20.20	$17.44	$16.48	$16.56	$15.64	$13.48	$11.88	$12.27	$10.78
Number of accumulation units outstanding at end of period	0	0	194,072	178,692	28,058	26,053	24,226	25,508	17,462	520,087
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$21.90	$18.25	$17.19	$17.28	$16.41	$13.60	$11.85	$12.42	$10.84	$8.44
Value at end of period	$20.07	$21.90	$18.25	$17.19	$17.28	$16.41	$13.60	$11.85	$12.42	$10.84
Number of accumulation units outstanding at end of period	0	0	334,572	341,510	69,424	61,083	49,513	41,760	36,561	31,626
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$22.81	$18.72	$17.61	$17.79	$16.77	$13.59	$11.80	$12.44	$10.81	$8.32
Value at end of period	$20.47	$22.81	$18.72	$17.61	$17.79	$16.77	$13.59	$11.80	$12.44	$10.81
Number of accumulation units outstanding at end of period	0	0	178,656	145,803	438,034	11,389	11,115	10,310	8,723	242,654
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.90	$16.30	$15.61	$15.60	$14.76	$13.84	$12.61	$12.57	$11.45	$9.78
Value at end of period	$17.35	$17.90	$16.30	$15.61	$15.60	$14.76	$13.84	$12.61	$12.57	$11.45
Number of accumulation units outstanding at end of period	0	0	118,988	115,581	2,865	2,863	1,670	3,250	5,588	5,378

CFI 336

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$33.73	$30.37	$28.75	$28.93	$27.13	$24.14	$21.55	$21.17	$19.06	$16.17
Value at end of period	$32.37	$33.73	$30.37	$28.75	$28.93	$27.13	$24.14	$21.55	$21.17	$19.06
Number of accumulation units outstanding at end of period	0	0	0	0	3,353	4,889	5,980	6,328	7,881	12,155
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$38.55	$32.55	$30.46	$30.84	$29.04	$23.66	$20.63	$21.25	$18.80	$15.01
Value at end of period	$35.34	$38.55	$32.55	$30.46	$30.84	$29.04	$23.66	$20.63	$21.25	$18.80
Number of accumulation units outstanding at end of period	0	0	0	0	4,822	5,206	3,636	4,058	6,799	5,749
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$35.72	$31.06	$29.14	$29.32	$27.50	$23.66	$20.83	$20.95	$18.68	$15.34
Value at end of period	$33.56	$35.72	$31.06	$29.14	$29.32	$27.50	$23.66	$20.83	$20.95	$18.68
Number of accumulation units outstanding at end of period	0	0	0	0	5,619	0	5,447	4,314	3,575	3,498
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$43.89	$39.32	$31.71	$32.40	$28.72	$21.93	$18.85	$19.46	$15.95	$11.75
Value at end of period	$37.59	$43.89	$39.32	$31.71	$32.40	$28.72	$21.93	$18.85	$19.46	$15.95
Number of accumulation units outstanding at end of period	0	0	0	0	47,460	48,281	42,754	38,858	36,817	34,321
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$44.31	$34.41	$32.68	$34.55	$33.01	$23.85	$19.93	$19.50	$15.40	$11.40
Value at end of period	$43.47	$44.31	$34.41	$32.68	$34.55	$33.01	$23.85	$19.93	$19.50	$15.40
Number of accumulation units outstanding at end of period	0	0	0	0	46,992	51,978	41,776	41,513	40,395	42,142
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$26.27	$23.58	$20.47	$20.91	$19.20	$15.37	$13.67	$13.81	$12.30	$10.03
Value at end of period	$23.79	$26.27	$23.58	$20.47	$20.91	$19.20	$15.37	$13.67	$13.81	$12.30
Number of accumulation units outstanding at end of period	0	0	321,139	333,864	76,784	75,317	82,455	94,820	105,837	120,283
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$44.83	$39.24	$34.23	$35.45	$30.83	$23.43	$19.53	$19.18	$15.60	$12.41
Value at end of period	$39.36	$44.83	$39.24	$34.23	$35.45	$30.83	$23.43	$19.53	$19.18	$15.60
Number of accumulation units outstanding at end of period	0	0	7,974	7,392	33,296	37,583	35,128	34,709	34,432	36,952
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$30.95	$22.57	$22.53	$21.65	$21.23	$16.66	$13.73	$14.94	$12.86	$9.22
Value at end of period	$26.86	$30.95	$22.57	$22.53	$21.65	$21.23	$16.66	$13.73	$14.94	$12.86
Number of accumulation units outstanding at end of period	0	0	100,642	110,854	378,614	380,233	388,813	423,969	430,454	450,106
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$35.48	$28.30	$26.36	$25.94	$23.20	$17.16	$14.78	$15.35	$11.93	$8.15
Value at end of period	$34.34	$35.48	$28.30	$26.36	$25.94	$23.20	$17.16	$14.78	$15.35	$11.93
Number of accumulation units outstanding at end of period	0	0	99,450	110,522	109,115	130,949	131,940	148,655	155,091	159,817
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$72.88	$54.31	$53.53	$48.33	$44.49	$32.05	$26.95	$27.24	$23.31	$16.30
Value at end of period	$72.09	$72.88	$54.31	$53.53	$48.33	$44.49	$32.05	$26.95	$27.24	$23.31
Number of accumulation units outstanding at end of period	0	0	96,517	95,729	26,186	27,560	24,906	22,287	24,223	21,445
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.92	$10.45	$10.27	$10.73	$11.38	$9.55	$8.03	$9.13	$8.32	$6.30
Value at end of period	$10.99	$12.92	$10.45	$10.27	$10.73	$11.38	$9.55	$8.03	$9.13	$8.32
Number of accumulation units outstanding at end of period	0	0	99,429	97,162	46,766	47,590	43,263	38,642	41,509	40,449

CFI 337

Condensed Financial Information (continued)

TABLE 40
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.05% EFFECTIVE SEPTEMBER 10, 2007
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMANA GROWTH FUND (INVESTOR CLASS)
Value at beginning of period	$23.76	$18.43	$17.13	$21.91	$15.10	$15.64	$14.07	$14.33	$9.74	$7.36
Value at end of period	$24.32	$23.76	$18.43	$17.13	$21.91	$15.10	$15.64	$14.07	$14.33	$9.74
Number of accumulation units outstanding at end of period	0	0	12,491	11,898	0	58,402	48,418	54,724	50,614	42,535
AMANA INCOME FUND (INVESTOR CLASS)
Value at beginning of period	$22.92	$18.85	$17.25	$17.76	$19.70	$12.56	$13.85	$13.58	$10.03	$8.12
Value at end of period	$21.72	$22.92	$18.85	$17.25	$17.76	$19.70	$12.56	$13.85	$13.58	$10.03
Number of accumulation units outstanding at end of period	0	0	13,312	11,395	0	76,172	73,593	64,747	47,509	33,772
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during March 2009)
Value at beginning of period	$33.83	$26.84	$24.76	$23.61	$21.54	$16.15	$13.39	$14.08	$12.54	$8.43
Value at end of period	$32.81	$33.83	$26.84	$24.76	$23.61	$21.54	$16.15	$13.39	$14.08	$12.54
Number of accumulation units outstanding at end of period	0	0	3,931	3,932	0	18,035	18,485	19,246	11,573	6,938
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$80.38	$65.98	$61.12	$60.97	$54.46	$41.48	$35.63	$36.56	$31.15	$22.98
Value at end of period	$75.22	$80.38	$65.98	$61.12	$60.97	$54.46	$41.48	$35.63	$36.56	$31.15
Number of accumulation units outstanding at end of period	28	190,786	223,722	239,244	181,149	248,741	250,822	251,909	241,112	228,041
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$43.14	$39.01	$29.98	$32.50	$32.32	$23.72	$20.04	$20.82	$16.24	$12.56
Value at end of period	$37.57	$43.14	$39.01	$29.98	$32.50	$32.32	$23.72	$20.04	$20.82	$16.24
Number of accumulation units outstanding at end of period	15	15	13,903	16,542	0	64,827	53,156	49,761	45,573	36,212
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$106.04	$78.72	$73.68	$86.09	$90.16	$83.25	$78.45
Value at end of period	$93.12	$106.04	$78.72	$73.68	$86.09	$90.16	$83.25
Number of accumulation units outstanding at end of period	0	0	2,033	1,600	0	5,226	3,881
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$17.62	$17.01	$16.18	$16.63	$16.14	$17.84	$16.40	$14.69	$13.57	$11.48
Value at end of period	$17.22	$17.62	$17.01	$16.18	$16.63	$16.14	$17.84	$16.40	$14.69	$13.57
Number of accumulation units outstanding at end of period	0	0	46,960	47,525	0	286,683	283,285	265,699	240,368	214,563
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$37.13	$36.29	$34.18	$35.72	$35.18	$34.53	$29.81	$30.54	$29.13
Value at end of period	$37.58	$37.13	$36.29	$34.18	$35.72	$35.18	$34.53	$29.81	$30.54
Number of accumulation units outstanding at end of period	0	0	3,725	4,310	0	20,638	15,242	13,108	2,359
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.43	$10.05	$9.49	$9.92
Value at end of period	$11.32	$12.43	$10.05	$9.49
Number of accumulation units outstanding at end of period	0	6,091	7,844	6,522

CFI 338

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$23.65	$22.28	$19.45	$19.86	$19.70	$18.65	$16.36	$15.66	$14.88
Value at end of period	$22.88	$23.65	$22.28	$19.45	$19.86	$19.70	$18.65	$16.36	$15.66
Number of accumulation units outstanding at end of period	0	0	7,165	7,794	0	37,215	30,278	12,093	3,267
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$56.60	$49.86	$42.22	$43.17	$39.40	$29.21	$24.88	$25.17	$20.64	$15.66
Value at end of period	$48.46	$56.60	$49.86	$42.22	$43.17	$39.40	$29.21	$24.88	$25.17	$20.64
Number of accumulation units outstanding at end of period	0	33,223	45,039	50,392	141,138	53,283	57,466	60,367	62,447	61,999
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.50	$36.86	$28.97	$29.94	$28.50	$19.97	$17.77	$17.90	$14.57	$11.67
Value at end of period	$35.46	$40.50	$36.86	$28.97	$29.94	$28.50	$19.97	$17.77	$17.90	$14.57
Number of accumulation units outstanding at end of period	0	0	3,037	3,561	95,084	11,732	13,118	15,808	17,098	18,306
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$34.38	$32.75	$31.40	$31.23	$29.38	$29.34	$26.89	$25.01	$22.74	$20.41
Value at end of period	$34.18	$34.38	$32.75	$31.40	$31.23	$29.38	$29.34	$26.89	$25.01	$22.74
Number of accumulation units outstanding at end of period	0	116,980	116,998	110,514	96,521	52,592	67,578	72,609	93,395	96,033
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$26.24	$20.23	$19.47	$18.35	$16.15	$12.32	$10.44	$10.34
Value at end of period	$25.84	$26.24	$20.23	$19.47	$18.35	$16.15	$12.32	$10.44
Number of accumulation units outstanding at end of period	0	103,404	98,028	56,954	150,070	58,090	39,104	0
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2013)
Value at beginning of period	$18.39	$16.20	$14.23	$14.90	$13.55	$12.30
Value at end of period	$16.94	$18.39	$16.20	$14.23	$14.90	$13.55
Number of accumulation units outstanding at end of period	0	0	10,103	12,387	0	70,120
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$39.79	$31.82	$29.68	$29.65	$27.24	$22.59
Value at end of period	$36.79	$39.79	$31.82	$29.68	$29.65	$27.24
Number of accumulation units outstanding at end of period	0	0	0	0	20,724	0
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$36.13	$29.07	$27.23	$27.46	$24.78	$18.37	$18.09
Value at end of period	$34.17	$36.13	$29.07	$27.23	$27.46	$24.78	$18.37
Number of accumulation units outstanding at end of period	0	0	8,683	6,821	0	16,475	11,802
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$20.09	$17.44	$16.48	$16.56	$15.64	$13.48	$11.88	$12.27	$10.78	$8.56
Value at end of period	$18.93	$20.09	$17.44	$16.48	$16.56	$15.64	$13.48	$11.88	$12.27	$10.78
Number of accumulation units outstanding at end of period	0	0	194,072	178,692	28,058	750,453	703,801	646,085	583,075	520,087
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$21.79	$18.25	$17.19	$17.28	$16.41	$13.60	$11.85	$12.42	$10.84	$8.44
Value at end of period	$19.96	$21.79	$18.25	$17.19	$17.28	$16.41	$13.60	$11.85	$12.42	$10.84
Number of accumulation units outstanding at end of period	0	0	334,572	341,510	69,424	768,414	656,324	554,649	472,321	384,241
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$22.69	$18.72	$17.61	$17.79	$16.77	$13.59	$11.80	$12.44	$10.81	$8.32
Value at end of period	$20.36	$22.69	$18.72	$17.61	$17.79	$16.77	$13.59	$11.80	$12.44	$10.81
Number of accumulation units outstanding at end of period	1,092	541	178,656	145,803	438,034	407,561	357,397	310,909	272,650	242,654

CFI 339

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$21.37	$17.57	$16.52	$16.71	$15.70	$12.73	$11.02	$11.62	$10.93
Value at end of period	$19.10	$21.37	$17.57	$16.52	$16.71	$15.70	$12.73	$11.02	$11.62
Number of accumulation units outstanding at end of period	0	0	32,425	15,682	5,373	19,682	9,913	4,189	37
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.81	$16.30	$15.61	$15.60	$14.76	$13.84	$12.61	$12.57	$11.45	$9.78
Value at end of period	$17.26	$17.81	$16.30	$15.61	$15.60	$14.76	$13.84	$12.61	$12.57	$11.45
Number of accumulation units outstanding at end of period	0	0	118,988	115,581	2,865	101,225	92,116	86,348	82,314	54,898
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$30.76	$25.34	$22.71	$22.47	$19.89	$15.03	$13.01	$12.78	$11.14	$8.82
Value at end of period	$29.33	$30.76	$25.34	$22.71	$22.47	$19.89	$15.03	$13.01	$12.78	$11.14
Number of accumulation units outstanding at end of period	0	0	27,942	21,838	0	349,817	336,241	361,476	336,051	306,000
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$30.79	$22.57	$22.53	$21.65	$21.23	$16.66	$13.73	$14.94	$12.86	$9.22
Value at end of period	$26.71	$30.79	$22.57	$22.53	$21.65	$21.23	$16.66	$13.73	$14.94	$12.86
Number of accumulation units outstanding at end of period	0	106,879	100,642	110,854	378,614	56,680	67,347	76,045	83,975	82,996
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$36.36	$31.30	$26.36	$28.33	$26.38	$20.34	$17.40	$17.56	$15.27	$12.22
Value at end of period	$32.95	$36.36	$31.30	$26.36	$28.33	$26.38	$20.34	$17.40	$17.56	$15.27
Number of accumulation units outstanding at end of period	62	62	29,333	30,707	235,551	234,739	235,085	221,780	208,915	193,168
WANGER INTERNATIONAL
(Funds were first received in this option during April 2009)
Value at beginning of period	$17.04	$12.83	$13.02	$13.01	$13.62	$11.16	$9.18	$10.75	$8.61	$5.63
Value at end of period	$14.02	$17.04	$12.83	$13.02	$13.01	$13.62	$11.16	$9.18	$10.75	$8.61
Number of accumulation units outstanding at end of period	0	0	9,295	8,862	0	55,781	41,973	39,398	25,680	4,592
WANGER SELECT
Value at beginning of period	$34.51	$27.25	$24.06	$24.09	$23.36	$17.31	$14.65	$17.80	$14.06	$8.46
Value at end of period	$30.21	$34.51	$27.25	$24.06	$24.09	$23.36	$17.31	$14.65	$17.80	$14.06
Number of accumulation units outstanding at end of period	0	0	14,226	15,910	0	165,632	198,822	206,603	206,820	191,467
WANGER USA
Value at beginning of period	$34.03	$28.47	$25.05	$25.22	$24.08	$18.06	$15.05	$15.59	$12.64	$8.88
Value at end of period	$33.51	$34.03	$28.47	$25.05	$25.22	$24.08	$18.06	$15.05	$15.59	$12.64
Number of accumulation units outstanding at end of period	0	0	22,266	23,192	0	82,817	70,064	66,450	51,594	43,271

TABLE 41
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$28.67	$22.55	$22.17	$21.69	$20.75	$15.44	$13.47	$14.25	$13.04	$13.15
Value at end of period	$28.12	$28.67	$22.55	$22.17	$21.69	$20.75	$15.44	$13.47	$14.25	$13.04
Number of accumulation units outstanding at end of period	187	5,632	297	159	70	5,458	133	0	0	41

CFI 340

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$29.64	$23.04	$21.46	$21.60	$18.99	$15.50	$13.97	$14.27	$12.35	$11.08
Value at end of period	$30.28	$29.64	$23.04	$21.46	$21.60	$18.99	$15.50	$13.97	$14.27	$12.35
Number of accumulation units outstanding at end of period	9,409	12,582	11,576	12,300	11,168	9,527	12,139	12,153	8,271	2,140
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$27.19	$22.40	$20.53	$21.19	$19.47	$15.05	$13.76	$13.53	$12.09	$11.74
Value at end of period	$25.70	$27.19	$22.40	$20.53	$21.19	$19.47	$15.05	$13.76	$13.53	$12.09
Number of accumulation units outstanding at end of period	32,177	34,844	32,698	28,517	27,208	28,752	5,975	4,238	5,517	2,851
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.22	$12.86	$12.31	$12.61	$12.32	$13.59	$12.77	$11.33	$10.76	$10.42
Value at end of period	$12.86	$13.22	$12.86	$12.31	$12.61	$12.32	$13.59	$12.77	$11.33	$10.76
Number of accumulation units outstanding at end of period	11,491	24,863	25,563	19,577	21,274	21,310	57,080	54,758	31,406	17,419
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$11.35	$9.97	$9.67
Value at end of period	$10.52	$11.35	$9.97
Number of accumulation units outstanding at end of period	394	728	728
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during March 2009)
Value at beginning of period	$21.50	$17.48	$15.58	$15.12	$13.92	$10.61	$9.08	$9.28	$8.16	$5.43
Value at end of period	$20.02	$21.50	$17.48	$15.58	$15.12	$13.92	$10.61	$9.08	$9.28	$8.16
Number of accumulation units outstanding at end of period	9,197	9,584	6,200	7,167	6,138	4,988	4,160	3,405	3,008	1,056
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2009)
Value at beginning of period	$19.52	$15.42	$14.62	$14.28	$14.06	$10.90	$8.95	$10.48	$8.40	$7.83
Value at end of period	$17.58	$19.52	$15.42	$14.62	$14.28	$14.06	$10.90	$8.95	$10.48	$8.40
Number of accumulation units outstanding at end of period	2,871	3,598	6,738	12,557	5,573	7,121	9,538	5,977	8,167	2,064
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.08	$12.70	$12.39	$12.39	$11.77	$12.04	$11.40	$10.73	$10.03	$8.73
Value at end of period	$13.03	$13.08	$12.70	$12.39	$12.39	$11.77	$12.04	$11.40	$10.73	$10.03
Number of accumulation units outstanding at end of period	833	3,668	3,167	2,523	1,558	1,206	1,843	6,803	4,827	3,088
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$31.58	$25.11	$23.21	$22.09	$20.27	$15.18	$12.63	$13.31	$11.88	$8.85
Value at end of period	$30.57	$31.58	$25.11	$23.21	$22.09	$20.27	$15.18	$12.63	$13.31	$11.88
Number of accumulation units outstanding at end of period	18,183	34,248	33,124	38,736	42,065	43,194	40,133	35,014	34,252	41,718
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$27.55	$23.00	$20.34	$20.43	$18.43	$14.01	$12.49	$11.70	$10.35	$8.72
Value at end of period	$26.66	$27.55	$23.00	$20.34	$20.43	$18.43	$14.01	$12.49	$11.70	$10.35
Number of accumulation units outstanding at end of period	4,829	23,034	22,849	22,681	24,399	21,908	19,023	17,396	19,117	15,249
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2010)
Value at beginning of period	$24.79	$22.28	$18.01	$20.14	$18.40	$12.77	$10.99	$11.79	$9.65
Value at end of period	$20.13	$24.79	$22.28	$18.01	$20.14	$18.40	$12.77	$10.99	$11.79
Number of accumulation units outstanding at end of period	889	8,543	8,137	9,471	10,425	11,406	1,246	954	1,036

CFI 341

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$25.10	$21.71	$18.84	$19.69	$17.79	$12.33	$10.27	$11.62	$10.60
Value at end of period	$21.61	$25.10	$21.71	$18.84	$19.69	$17.79	$12.33	$10.27	$11.62
Number of accumulation units outstanding at end of period	481	632	619	626	2,711	10,338	205	299	752
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.29	$10.17	$11.28	$11.77	$11.91	$9.54	$7.63	$8.24	$7.80	$4.85
Value at end of period	$11.82	$13.29	$10.17	$11.28	$11.77	$11.91	$9.54	$7.63	$8.24	$7.80
Number of accumulation units outstanding at end of period	4,969	8,547	7,640	11,847	7,618	6,359	4,188	2,654	1,508	1,229
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during December 2015)
Value at beginning of period	$12.33	$10.58	$9.20	$9.25
Value at end of period	$11.71	$12.33	$10.58	$9.20
Number of accumulation units outstanding at end of period	9,214	14,389	11,866	5,949
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.81	$9.49	$10.12	$10.30
Value at end of period	$12.72	$11.81	$9.49	$10.12
Number of accumulation units outstanding at end of period	13,126	13,601	22,899	28,489
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$20.04	$17.93	$16.67	$17.09	$15.63	$13.28	$12.04	$11.55	$10.33	$8.26
Value at end of period	$19.45	$20.04	$17.93	$16.67	$17.09	$15.63	$13.28	$12.04	$11.55	$10.33
Number of accumulation units outstanding at end of period	6,257	8,096	8,835	8,480	14,221	9,564	9,594	10,721	10,784	9,480
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$17.29	$16.19	$15.37	$14.67	$11.30	$10.99	$9.52	$10.09
Value at end of period	$16.53	$17.29	$16.19	$15.37	$14.67	$11.30	$10.99	$9.52
Number of accumulation units outstanding at end of period	9,013	9,810	8,229	8,451	10,204	3,201	1,934	509
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.63
Value at end of period	$9.33
Number of accumulation units outstanding at end of period	1,913
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during 2009)
Value at beginning of period	$20.10	$17.78	$15.64	$16.54	$14.81	$10.98	$9.45	$9.90	$8.07	$6.12
Value at end of period	$17.35	$20.10	$17.78	$15.64	$16.54	$14.81	$10.98	$9.45	$9.90	$8.07
Number of accumulation units outstanding at end of period	180	249	244	358	3,580	435	90	88	1,170	429
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$17.30	$15.53	$11.88	$12.73	$12.11	$11.82
Value at end of period	$14.23	$17.30	$15.53	$11.88	$12.73	$12.11
Number of accumulation units outstanding at end of period	2,480	2,232	1,752	3,582	1,053	282
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.73	$25.27	$23.46	$23.36	$20.92	$15.98	$13.76	$14.15	$12.10	$8.94
Value at end of period	$28.70	$30.73	$25.27	$23.46	$23.36	$20.92	$15.98	$13.76	$14.15	$12.10
Number of accumulation units outstanding at end of period	231,409	319,215	336,924	376,742	398,660	409,611	430,174	442,686	460,799	485,170

CFI 342

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.88	$21.20	$18.01	$18.80	$17.34	$13.56	$11.59	$11.51	$10.02	$7.71
Value at end of period	$21.84	$23.88	$21.20	$18.01	$18.80	$17.34	$13.56	$11.59	$11.51	$10.02
Number of accumulation units outstanding at end of period	71,835	87,919	104,179	121,580	131,771	130,838	131,223	138,091	153,253	152,144
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.94	$23.69	$23.56	$22.04	$19.85	$14.60	$12.76	$12.77	$10.31	$8.05
Value at end of period	$31.80	$31.94	$23.69	$23.56	$22.04	$19.85	$14.60	$12.76	$12.77	$10.31
Number of accumulation units outstanding at end of period	133,838	192,856	175,678	197,791	204,784	205,843	203,212	210,137	221,755	224,254
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.66	$15.90	$16.79	$16.24	$17.71	$13.61	$11.30	$13.68	$12.12	$9.61
Value at end of period	$17.56	$20.66	$15.90	$16.79	$16.24	$17.71	$13.61	$11.30	$13.68	$12.12
Number of accumulation units outstanding at end of period	17,967	23,161	26,678	29,508	25,493	26,548	25,435	25,926	26,623	29,959
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$28.91	$26.19	$20.17	$21.83	$21.76	$16.01	$13.56	$14.12	$11.04	$8.57
Value at end of period	$25.12	$28.91	$26.19	$20.17	$21.83	$21.76	$16.01	$13.56	$14.12	$11.04
Number of accumulation units outstanding at end of period	17,689	21,613	23,453	19,042	19,004	22,108	21,958	21,549	26,591	22,761
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$23.45	$20.43	$18.29	$19.17	$18.39	$14.27	$12.96	$13.85	$12.34	$10.83
Value at end of period	$20.59	$23.45	$20.43	$18.29	$19.17	$18.39	$14.27	$12.96	$13.85	$12.34
Number of accumulation units outstanding at end of period	484	1,468	1,810	1,852	1,906	1,988	2,197	2,080	1,784	1,313
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$74.31	$58.50	$57.35	$54.75	$50.61	$36.21	$37.20
Value at end of period	$71.44	$74.31	$58.50	$57.35	$54.75	$50.61	$36.21
Number of accumulation units outstanding at end of period	7,935	11,184	8,669	11,505	11,753	10,611	9,393
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$24.51	$21.71	$19.74	$21.00	$19.47	$15.10	$13.29	$13.33	$12.20	$9.53
Value at end of period	$22.15	$24.51	$21.71	$19.74	$21.00	$19.47	$15.10	$13.29	$13.33	$12.20
Number of accumulation units outstanding at end of period	33,983	39,793	41,461	44,345	44,420	51,559	53,465	50,638	47,829	48,752
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$14.16	$10.69	$10.53	$11.88
Value at end of period	$13.41	$14.16	$10.69	$10.53
Number of accumulation units outstanding at end of period	10,029	12,361	1,922	361
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$24.46	$22.33	$17.75	$18.45	$17.61	$13.02	$11.25	$11.48	$9.23	$7.20
Value at end of period	$20.31	$24.46	$22.33	$17.75	$18.45	$17.61	$13.02	$11.25	$11.48	$9.23
Number of accumulation units outstanding at end of period	1,886	6,057	6,818	5,699	5,645	8,816	8,866	8,561	5,471	3,897
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$22.95	$21.54	$18.55	$19.33	$17.37	$13.37	$11.70	$12.22	$9.76	$7.73
Value at end of period	$19.45	$22.95	$21.54	$18.55	$19.33	$17.37	$13.37	$11.70	$12.22	$9.76
Number of accumulation units outstanding at end of period	12,300	20,395	20,166	22,071	26,766	24,412	25,885	26,281	27,400	27,917
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.80	$10.50	$10.29	$10.32	$9.93
Value at end of period	$10.76	$10.80	$10.50	$10.29	$10.32
Number of accumulation units outstanding at end of period	2,713	5,270	3,473	3,821	4,290

CFI 343

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$23.23	$19.67	$17.95	$18.09	$16.45	$11.95	$10.81	$11.18	$9.15	$7.03
Value at end of period	$21.79	$23.23	$19.67	$17.95	$18.09	$16.45	$11.95	$10.81	$11.18	$9.15
Number of accumulation units outstanding at end of period	5,776	7,236	7,139	6,992	6,895	11,730	5,786	5,546	4,558	1,473
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$34.37	$25.57	$23.98	$27.97	$29.46	$27.25	$22.61	$27.67	$21.85	$12.05
Value at end of period	$30.12	$34.37	$25.57	$23.98	$27.97	$29.46	$27.25	$22.61	$27.67	$21.85
Number of accumulation units outstanding at end of period	19,509	33,154	34,959	37,017	42,610	44,093	50,184	53,386	63,742	77,076
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$31.72	$27.85	$23.65	$25.20	$22.57	$16.04	$13.63	$13.98	$11.35	$8.30
Value at end of period	$28.37	$31.72	$27.85	$23.65	$25.20	$22.57	$16.04	$13.63	$13.98	$11.35
Number of accumulation units outstanding at end of period	6,197	14,226	15,410	18,668	17,149	15,293	5,542	7,320	9,060	13,593
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$19.66	$17.41	$16.50	$16.63	$15.44	$13.30	$11.98	$12.24	$10.96	$9.06
Value at end of period	$18.81	$19.66	$17.41	$16.50	$16.63	$15.44	$13.30	$11.98	$12.24	$10.96
Number of accumulation units outstanding at end of period	580	3,950	6,699	6,952	8,298	5,378	5,747	5,827	5,391	4,943
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during July 2015)
Value at beginning of period	$6.39	$6.25	$5.48	$7.13
Value at end of period	$5.47	$6.39	$6.25	$5.48
Number of accumulation units outstanding at end of period	2,391	2,470	2,354	295
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.67	$15.16	$14.45	$14.89	$14.48	$15.99	$14.74	$13.23	$12.27	$10.39
Value at end of period	$15.29	$15.67	$15.16	$14.45	$14.89	$14.48	$15.99	$14.74	$13.23	$12.27
Number of accumulation units outstanding at end of period	7,528	21,946	22,361	24,513	26,965	27,085	44,205	37,833	26,901	21,682
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$21.57	$20.17	$17.70	$18.47	$18.50	$16.55	$14.30	$14.58	$12.38	$7.73
Value at end of period	$20.81	$21.57	$20.17	$17.70	$18.47	$18.50	$16.55	$14.30	$14.58	$12.38
Number of accumulation units outstanding at end of period	2,479	10,090	10,354	9,917	11,409	12,957	15,522	12,894	11,579	11,719
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during September 2015)
Value at beginning of period	$10.36	$10.08	$9.98	$10.00
Value at end of period	$10.39	$10.36	$10.08	$9.98
Number of accumulation units outstanding at end of period	0	4,553	2,394	2,582
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.91	$20.48	$19.33	$20.24	$19.97	$19.59	$16.96	$17.41	$15.49	$13.07
Value at end of period	$21.12	$20.91	$20.48	$19.33	$20.24	$19.97	$19.59	$16.96	$17.41	$15.49
Number of accumulation units outstanding at end of period	13,105	23,249	24,273	24,911	29,845	40,413	49,606	45,337	54,527	46,051
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during September 2017)
Value at beginning of period	$12.87	$12.34
Value at end of period	$10.41	$12.87
Number of accumulation units outstanding at end of period	42	10
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during June 2011)
Value at beginning of period	$3.98	$3.64	$2.50	$3.41	$3.73	$7.71	$8.79	$9.92
Value at end of period	$3.49	$3.98	$3.64	$2.50	$3.41	$3.73	$7.71	$8.79
Number of accumulation units outstanding at end of period	77,588	93,097	100,592	50,455	66,935	42,266	6,832	3,976

CFI 344

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$19.96	$17.44	$16.22	$16.56	$15.63	$13.43	$11.85	$12.04	$10.57	$8.89
Value at end of period	$18.55	$19.96	$17.44	$16.22	$16.56	$15.63	$13.43	$11.85	$12.04	$10.57
Number of accumulation units outstanding at end of period	83,090	120,458	117,081	150,787	180,165	197,685	207,417	208,697	237,620	238,935
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during October 2015)
Value at beginning of period	$12.85	$10.79	$9.68	$9.69
Value at end of period	$11.95	$12.85	$10.79	$9.68
Number of accumulation units outstanding at end of period	1,831	2,701	825	1,340
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.70	$15.27	$14.40	$15.08	$15.06	$15.72	$14.61	$14.12	$12.22	$10.07
Value at end of period	$16.32	$16.70	$15.27	$14.40	$15.08	$15.06	$15.72	$14.61	$14.12	$12.22
Number of accumulation units outstanding at end of period	38,911	64,475	65,264	66,499	67,913	72,134	92,964	93,882	97,970	103,329
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.31	$9.97	$9.43	$10.04
Value at end of period	$11.19	$12.31	$9.97	$9.43
Number of accumulation units outstanding at end of period	51,401	85,257	84,186	95,135
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2014)
Value at beginning of period	$12.03	$10.49	$9.84	$10.21	$10.21
Value at end of period	$11.13	$12.03	$10.49	$9.84	$10.21
Number of accumulation units outstanding at end of period	0	2,054	1,803	1,528	3,440
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.06	$11.91	$11.75	$11.59	$11.07	$11.31	$11.02	$10.28	$10.20
Value at end of period	$12.13	$12.06	$11.91	$11.75	$11.59	$11.07	$11.31	$11.02	$10.28
Number of accumulation units outstanding at end of period	197	2,017	458	1,791	7,319	4,028	715	1,254	714
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$11.45	$11.41	$11.42	$11.45	$11.47	$11.50	$11.53	$11.55	$11.55	$11.54
Value at end of period	$11.60	$11.45	$11.41	$11.42	$11.45	$11.47	$11.50	$11.53	$11.55	$11.55
Number of accumulation units outstanding at end of period	38,016	47,437	45,454	42,461	52,532	46,329	46,665	99,364	85,110	98,958
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$26.88	$22.39	$20.45	$20.80	$18.83	$14.45	$12.51	$12.58	$11.05	$8.50
Value at end of period	$25.62	$26.88	$22.39	$20.45	$20.80	$18.83	$14.45	$12.51	$12.58	$11.05
Number of accumulation units outstanding at end of period	581,826	724,029	753,311	793,031	871,572	964,204	931,688	1,006,097	1,115,684	1,110,046
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$23.09	$21.79	$19.06	$19.50	$19.33	$18.34	$16.13	$15.48	$13.59	$9.12
Value at end of period	$22.29	$23.09	$21.79	$19.06	$19.50	$19.33	$18.34	$16.13	$15.48	$13.59
Number of accumulation units outstanding at end of period	10,437	14,392	14,760	15,028	15,783	14,868	15,299	12,773	16,458	20,963
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.31	$21.96	$19.97	$19.85	$17.48	$13.18	$11.55	$11.58	$10.19	$8.29
Value at end of period	$25.38	$27.31	$21.96	$19.97	$19.85	$17.48	$13.18	$11.55	$11.58	$10.19
Number of accumulation units outstanding at end of period	192,956	243,906	239,093	257,669	282,653	300,045	305,724	321,626	321,791	338,211
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$29.57	$26.10	$22.15	$22.61	$20.69	$15.41	$13.13	$13.31	$10.95	$8.33
Value at end of period	$25.27	$29.57	$26.10	$22.15	$22.61	$20.69	$15.41	$13.13	$13.31	$10.95
Number of accumulation units outstanding at end of period	104,946	150,332	153,465	166,584	173,373	185,931	194,126	200,751	209,030	214,189

CFI 345

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.60	$25.18	$19.82	$20.53	$19.52	$13.71	$12.23	$12.36	$10.08	$8.10
Value at end of period	$24.12	$27.60	$25.18	$19.82	$20.53	$19.52	$13.71	$12.23	$12.36	$10.08
Number of accumulation units outstanding at end of period	60,185	92,909	91,839	95,907	99,920	103,195	105,090	107,580	117,577	110,237
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$21.26	$17.67	$16.42	$16.78	$15.82	$12.78	$11.05	$11.56	$10.86
Value at end of period	$19.37	$21.26	$17.67	$16.42	$16.78	$15.82	$12.78	$11.05	$11.56
Number of accumulation units outstanding at end of period	3,211	3,085	2,381	1,772	1,284	1,029	681	370	47
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$17.02	$16.25	$15.61	$15.56	$14.62	$14.68	$13.45	$12.54	$11.44	$10.28
Value at end of period	$16.89	$17.02	$16.25	$15.61	$15.56	$14.62	$14.68	$13.45	$12.54	$11.44
Number of accumulation units outstanding at end of period	125,920	211,629	227,392	239,649	237,878	250,947	283,826	301,997	322,698	312,052
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.94	$9.58	$9.53	$9.64	$10.27	$8.48	$7.16	$8.17	$7.60	$6.96
Value at end of period	$10.27	$11.94	$9.58	$9.53	$9.64	$10.27	$8.48	$7.16	$8.17	$7.60
Number of accumulation units outstanding at end of period	30,518	42,993	43,652	49,083	37,619	33,390	37,848	32,073	35,875	37,428
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.87	$19.99	$19.27	$18.16	$16.03	$12.27	$10.41	$10.33
Value at end of period	$25.42	$25.87	$19.99	$19.27	$18.16	$16.03	$12.27	$10.41
Number of accumulation units outstanding at end of period	148,106	201,328	200,552	238,502	242,522	125,202	133,881	129,356
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.98	$15.87	$13.97	$14.66	$13.35	$10.23	$8.94	$8.66	$7.27	$6.47
Value at end of period	$16.53	$17.98	$15.87	$13.97	$14.66	$13.35	$10.23	$8.94	$8.66	$7.27
Number of accumulation units outstanding at end of period	67,272	152,029	157,372	161,225	196,923	132,719	117,475	129,244	37,345	36,390
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$38.96	$31.22	$29.18	$29.10	$26.80	$20.36	$17.87	$18.01	$13.85	$9.82
Value at end of period	$35.95	$38.96	$31.22	$29.18	$29.10	$26.80	$20.36	$17.87	$18.01	$13.85
Number of accumulation units outstanding at end of period	30,957	36,255	35,007	39,379	39,423	41,008	10,183	11,450	12,598	13,736
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during December 2017)
Value at beginning of period	$13.76	$13.76
Value at end of period	$10.73	$13.76
Number of accumulation units outstanding at end of period	5,245	5,407
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$37.40	$28.57	$26.87	$25.04	$22.19	$16.85	$14.76	$14.20	$12.62	$10.72
Value at end of period	$36.95	$37.40	$28.57	$26.87	$25.04	$22.19	$16.85	$14.76	$14.20	$12.62
Number of accumulation units outstanding at end of period	13,323	8,967	8,032	11,273	13,759	6,929	7,209	4,994	3,889	4,410
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.21	$18.16	$16.41	$16.12	$14.31	$10.86	$9.42	$9.21	$8.23	$6.67
Value at end of period	$21.39	$22.21	$18.16	$16.41	$16.12	$14.31	$10.86	$9.42	$9.21	$8.23
Number of accumulation units outstanding at end of period	8,410	19,400	17,394	15,903	9,906	7,426	5,553	5,850	3,289	3,295
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$28.02	$24.81	$21.57	$22.47	$20.08	$15.31	$13.24	$13.20	$11.91	$10.07
Value at end of period	$26.03	$28.02	$24.81	$21.57	$22.47	$20.08	$15.31	$13.24	$13.20	$11.91
Number of accumulation units outstanding at end of period	1,521	7,008	6,583	5,739	4,569	4,687	3,014	2,796	2,668	3,961

CFI 346

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$35.51	$28.63	$26.87	$27.15	$24.50	$18.20	$15.80	$16.20	$12.90	$11.43
Value at end of period	$33.52	$35.51	$28.63	$26.87	$27.15	$24.50	$18.20	$15.80	$16.20	$12.90
Number of accumulation units outstanding at end of period	6,537	9,485	8,492	9,722	9,484	7,248	5,240	6,562	6,606	6,992
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$23.06	$19.60	$17.33	$17.87	$15.90	$11.88	$10.17	$10.39	$8.32	$6.37
Value at end of period	$20.86	$23.06	$19.60	$17.33	$17.87	$15.90	$11.88	$10.17	$10.39	$8.32
Number of accumulation units outstanding at end of period	10,100	10,862	10,235	7,335	4,102	4,600	2,289	2,599	1,214	1,018
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$23.47	$20.59	$17.04	$17.90	$17.10	$12.35	$10.67	$11.14	$8.83	$6.99
Value at end of period	$20.77	$23.47	$20.59	$17.04	$17.90	$17.10	$12.35	$10.67	$11.14	$8.83
Number of accumulation units outstanding at end of period	10,000	10,520	9,032	8,059	3,885	3,472	2,604	4,854	3,313	922
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$37.37	$31.56	$27.90	$28.22	$26.79	$19.31	$16.81	$16.71	$12.66	$9.68
Value at end of period	$31.36	$37.37	$31.56	$27.90	$28.22	$26.79	$19.31	$16.81	$16.71	$12.66
Number of accumulation units outstanding at end of period	4,719	7,548	6,455	8,260	4,632	4,318	2,070	2,328	3,362	1,703
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$35.22	$31.73	$25.55	$25.82	$24.29	$17.68	$15.48	$15.91	$12.82	$10.08
Value at end of period	$29.57	$35.22	$31.73	$25.55	$25.82	$24.29	$17.68	$15.48	$15.91	$12.82
Number of accumulation units outstanding at end of period	23,732	42,086	45,244	45,825	47,044	52,627	54,573	66,290	74,555	71,760
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$19.62	$17.06	$16.15	$16.21	$15.39	$13.26	$11.72	$12.12	$10.68	$8.51
Value at end of period	$18.45	$19.62	$17.06	$16.15	$16.21	$15.39	$13.26	$11.72	$12.12	$10.68
Number of accumulation units outstanding at end of period	76,809	124,003	112,613	107,717	112,263	105,348	99,997	111,426	102,083	86,100
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$21.27	$17.86	$16.85	$16.97	$16.10	$13.41	$11.68	$12.28	$10.74	$8.39
Value at end of period	$19.45	$21.27	$17.86	$16.85	$16.97	$16.10	$13.41	$11.68	$12.28	$10.74
Number of accumulation units outstanding at end of period	75,052	146,941	144,937	135,771	126,850	113,953	101,776	117,345	101,394	79,932
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$22.15	$18.32	$17.26	$17.47	$16.51	$13.40	$11.64	$12.30	$10.71	$8.27
Value at end of period	$19.84	$22.15	$18.32	$17.26	$17.47	$16.51	$13.40	$11.64	$12.30	$10.71
Number of accumulation units outstanding at end of period	55,414	91,462	80,048	78,456	70,761	65,304	59,912	50,028	58,776	48,961
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$21.05	$17.34	$16.33	$16.52	$15.58	$12.65	$10.98	$11.60	$9.80
Value at end of period	$18.78	$21.05	$17.34	$16.33	$16.52	$15.58	$12.65	$10.98	$11.60
Number of accumulation units outstanding at end of period	4,838	4,168	4,361	4,091	3,282	912	250	190	96
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$15.80	$13.80	$13.01	$13.10	$12.35	$10.71	$9.44	$9.70	$8.63	$6.96
Value at end of period	$14.70	$15.80	$13.80	$13.01	$13.10	$12.35	$10.71	$9.44	$9.70	$8.63
Number of accumulation units outstanding at end of period	0	45,980	40,675	39,473	38,639	36,865	37,292	32,118	26,552	16,340
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.39	$15.95	$15.30	$15.33	$14.53	$13.61	$12.43	$12.42	$11.36	$9.72
Value at end of period	$16.81	$17.39	$15.95	$15.30	$15.33	$14.53	$13.61	$12.43	$12.42	$11.36
Number of accumulation units outstanding at end of period	33,898	83,576	83,564	106,435	56,610	53,722	57,424	67,209	59,049	54,633

CFI 347

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$15.04	$13.67	$12.95	$13.03	$12.37	$11.32	$10.14	$10.23	$9.22	$7.69
Value at end of period	$14.37	$15.04	$13.67	$12.95	$13.03	$12.37	$11.32	$10.14	$10.23	$9.22
Number of accumulation units outstanding at end of period	57	23,644	35,027	32,755	33,503	43,177	42,319	51,931	70,828	53,194
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$18.78	$17.03	$16.15	$16.23	$15.26	$13.64	$12.18	$11.99	$10.83	$9.21
Value at end of period	$17.97	$18.78	$17.03	$16.15	$16.23	$15.26	$13.64	$12.18	$11.99	$10.83
Number of accumulation units outstanding at end of period	10,308	24,563	35,533	32,638	31,173	34,237	35,812	66,540	60,382	60,498
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$20.94	$17.81	$16.69	$16.94	$15.93	$13.05	$11.38	$11.75	$10.42	$8.34
Value at end of period	$19.15	$20.94	$17.81	$16.69	$16.94	$15.93	$13.05	$11.38	$11.75	$10.42
Number of accumulation units outstanding at end of period	7,617	38,007	44,009	45,512	46,334	39,562	38,274	40,242	38,079	36,700
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$19.89	$17.41	$16.37	$16.51	$15.51	$13.34	$11.77	$11.87	$10.62	$8.74
Value at end of period	$18.64	$19.89	$17.41	$16.37	$16.51	$15.51	$13.34	$11.77	$11.87	$10.62
Number of accumulation units outstanding at end of period	7,292	43,352	45,492	51,072	47,782	46,759	38,452	33,945	33,757	34,864
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.68	$13.29	$13.02	$13.02	$12.35	$12.70	$12.26	$11.46	$10.83	$10.25
Value at end of period	$13.60	$13.68	$13.29	$13.02	$13.02	$12.35	$12.70	$12.26	$11.46	$10.83
Number of accumulation units outstanding at end of period	7,656	14,462	11,233	14,292	16,367	14,491	4,241	4,635	742	1,879
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$33.88	$30.57	$24.70	$25.20	$22.46	$17.14	$14.77	$15.29	$12.56	$9.28
Value at end of period	$28.95	$33.88	$30.57	$24.70	$25.20	$22.46	$17.14	$14.77	$15.29	$12.56
Number of accumulation units outstanding at end of period	4,550	7,064	6,569	8,442	14,426	13,105	11,624	10,703	12,389	10,314
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.77	$23.28	$22.16	$23.39	$22.47	$16.23	$13.59	$13.33	$10.57	$7.83
Value at end of period	$29.14	$29.77	$23.28	$22.16	$23.39	$22.47	$16.23	$13.59	$13.33	$10.57
Number of accumulation units outstanding at end of period	25,366	28,851	16,115	20,695	27,115	37,120	25,448	24,366	27,318	29,807
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.98	$14.46	$14.37	$14.61	$12.84	$12.39	$9.85	$10.41	$8.97	$6.72
Value at end of period	$14.58	$15.98	$14.46	$14.37	$14.61	$12.84	$12.39	$9.85	$10.41	$8.97
Number of accumulation units outstanding at end of period	7,399	11,757	11,725	9,965	13,023	12,748	9,785	10,584	11,670	11,929
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.08	$19.14	$18.41	$17.93	$13.84	$13.59	$11.79	$10.80	$8.46	$6.24
Value at end of period	$18.50	$20.08	$19.14	$18.41	$17.93	$13.84	$13.59	$11.79	$10.80	$8.46
Number of accumulation units outstanding at end of period	9,202	23,409	27,209	23,817	24,118	22,312	26,667	26,232	26,115	24,498
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.31	$20.87	$19.30	$18.79	$16.70	$12.42	$11.09	$11.67	$10.44	$7.95
Value at end of period	$22.98	$25.31	$20.87	$19.30	$18.79	$16.70	$12.42	$11.09	$11.67	$10.44
Number of accumulation units outstanding at end of period	5,978	7,814	7,825	9,016	10,095	9,257	8,646	9,077	9,386	7,809
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$22.63	$20.45	$16.58	$17.12	$16.45	$11.78	$10.34	$10.66	$8.53	$6.85
Value at end of period	$18.56	$22.63	$20.45	$16.58	$17.12	$16.45	$11.78	$10.34	$10.66	$8.53
Number of accumulation units outstanding at end of period	294	381	887	444	781	6,509	4,591	4,691	1,236	1,498
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.70	$21.05	$17.91	$19.10	$17.54	$13.03	$11.01	$11.27	$9.81	$7.65
Value at end of period	$21.59	$24.70	$21.05	$17.91	$19.10	$17.54	$13.03	$11.01	$11.27	$9.81
Number of accumulation units outstanding at end of period	4,289	5,938	9,630	7,470	8,350	7,723	8,264	12,455	14,357	18,890

CFI 348

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.90	$22.51	$19.57	$20.03	$18.43	$14.79	$13.14	$13.32	$11.89	$9.72
Value at end of period	$22.49	$24.90	$22.51	$19.57	$20.03	$18.43	$14.79	$13.14	$13.32	$11.89
Number of accumulation units outstanding at end of period	75,763	99,709	99,847	112,739	126,163	128,645	135,766	141,005	147,710	158,122
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$26.65	$23.46	$19.61	$20.25	$18.44	$13.80	$12.08	$12.38	$11.03	$8.92
Value at end of period	$22.97	$26.65	$23.46	$19.61	$20.25	$18.44	$13.80	$12.08	$12.38	$11.03
Number of accumulation units outstanding at end of period	4,311	7,673	6,532	6,072	5,869	5,832	4,606	4,753	4,196	4,852
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.28	$21.92	$19.46	$23.17	$23.01	$24.48	$20.60	$25.27	$21.06	$12.31
Value at end of period	$25.97	$31.28	$21.92	$19.46	$23.17	$23.01	$24.48	$20.60	$25.27	$21.06
Number of accumulation units outstanding at end of period	16,559	20,219	20,512	12,716	14,256	13,059	14,563	13,648	27,761	36,056
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$30.68	$27.04	$23.63	$24.44	$21.30	$16.24	$13.56	$13.35	$10.89	$8.69
Value at end of period	$26.87	$30.68	$27.04	$23.63	$24.44	$21.30	$16.24	$13.56	$13.35	$10.89
Number of accumulation units outstanding at end of period	2,974	6,319	7,177	11,199	17,391	16,319	10,936	9,342	9,171	13,717
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$34.21	$29.68	$24.47	$25.47	$23.57	$17.00	$14.36	$14.59	$11.54	$9.09
Value at end of period	$30.54	$34.21	$29.68	$24.47	$25.47	$23.57	$17.00	$14.36	$14.59	$11.54
Number of accumulation units outstanding at end of period	2,147	4,378	4,255	3,991	3,504	3,031	2,219	2,037	2,522	3,167
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$29.41	$21.60	$21.61	$20.80	$20.38	$16.07	$13.24	$14.45	$12.48	$8.96
Value at end of period	$25.46	$29.41	$21.60	$21.61	$20.80	$20.38	$16.07	$13.24	$14.45	$12.48
Number of accumulation units outstanding at end of period	192,600	290,729	298,101	315,931	327,510	337,670	357,010	379,821	409,311	427,439
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$23.53	$21.97	$19.27	$20.26	$20.24	$18.06	$15.58	$15.73	$13.25	$7.95
Value at end of period	$22.84	$23.53	$21.97	$19.27	$20.26	$20.24	$18.06	$15.58	$15.73	$13.25
Number of accumulation units outstanding at end of period	4,636	12,298	11,882	13,682	15,762	16,081	12,040	9,878	15,935	10,133
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$29.82	$25.97	$24.10	$22.96	$20.52	$16.84	$14.74	$14.36	$12.63	$9.50
Value at end of period	$29.90	$29.82	$25.97	$24.10	$22.96	$20.52	$16.84	$14.74	$14.36	$12.63
Number of accumulation units outstanding at end of period	15,058	154,880	150,033	156,288	120,382	105,274	82,228	73,058	73,492	63,842
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$34.75	$27.91	$26.05	$25.60	$22.95	$17.02	$14.69	$15.30	$11.93	$8.17
Value at end of period	$33.54	$34.75	$27.91	$26.05	$25.60	$22.95	$17.02	$14.69	$15.30	$11.93
Number of accumulation units outstanding at end of period	206,965	280,731	293,004	338,206	343,411	365,894	372,890	414,600	456,632	461,823
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.56	$21.18	$17.88	$19.25	$17.96	$13.88	$11.87	$12.00	$10.47	$8.40
Value at end of period	$22.21	$24.56	$21.18	$17.88	$19.25	$17.96	$13.88	$11.87	$12.00	$10.47
Number of accumulation units outstanding at end of period	9,651	19,002	20,713	19,318	20,726	18,955	20,861	20,822	18,882	15,873
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$35.66	$26.76	$26.43	$23.91	$22.05	$15.88	$13.39	$13.56	$11.64	$8.16
Value at end of period	$35.18	$35.66	$26.76	$26.43	$23.91	$22.05	$15.88	$13.39	$13.56	$11.64
Number of accumulation units outstanding at end of period	54,519	77,516	76,378	87,388	88,487	108,668	112,429	115,103	117,656	127,488
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.86	$17.14	$16.86	$17.07	$17.30	$15.17	$12.81	$14.65	$12.90	$9.40
Value at end of period	$18.73	$21.86	$17.14	$16.86	$17.07	$17.30	$15.17	$12.81	$14.65	$12.90
Number of accumulation units outstanding at end of period	3,433	6,379	4,972	6,317	7,177	6,883	6,194	6,635	6,341	7,100

CFI 349

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.61	$10.33	$10.17	$10.55	$11.32	$9.44	$7.96	$9.06	$8.35	$6.33
Value at end of period	$10.70	$12.61	$10.33	$10.17	$10.55	$11.32	$9.44	$7.96	$9.06	$8.35
Number of accumulation units outstanding at end of period	34,099	36,440	37,823	39,287	42,873	42,023	42,206	36,821	36,539	40,427
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$16.88	$14.31	$12.94	$14.03	$14.47	$11.11	$9.14	$9.72	$9.04	$6.85
Value at end of period	$14.42	$16.88	$14.31	$12.94	$14.03	$14.47	$11.11	$9.14	$9.72	$9.04
Number of accumulation units outstanding at end of period	3,570	4,025	3,923	1,197	1,611	5,161	4,400	4,290	1,657	6,242
WANGER INTERNATIONAL
Value at beginning of period	$16.70	$12.59	$12.81	$12.83	$13.45	$11.02	$9.09	$10.67	$8.56	$5.73
Value at end of period	$13.71	$16.70	$12.59	$12.81	$12.83	$13.45	$11.02	$9.09	$10.67	$8.56
Number of accumulation units outstanding at end of period	4,072	5,906	5,466	9,614	10,545	11,888	7,029	6,153	4,106	6,432
WANGER SELECT
Value at beginning of period	$32.14	$25.43	$22.49	$22.49	$21.86	$16.29	$13.78	$16.78	$13.29	$8.02
Value at end of period	$28.08	$32.14	$25.43	$22.49	$22.49	$21.86	$16.29	$13.78	$16.78	$13.29
Number of accumulation units outstanding at end of period	3,132	9,092	8,718	9,662	12,014	12,941	18,003	14,803	17,699	23,091
WANGER USA
Value at beginning of period	$29.83	$25.01	$22.05	$22.25	$21.28	$15.95	$13.32	$13.84	$11.25	$7.93
Value at end of period	$29.32	$29.83	$25.01	$22.05	$22.25	$21.28	$15.95	$13.32	$13.84	$11.25
Number of accumulation units outstanding at end of period	5,149	7,766	5,134	4,674	6,182	6,018	7,066	5,940	5,130	5,161
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during February 2018)
Value at beginning of period	$14.18
Value at end of period	$13.37
Number of accumulation units outstanding at end of period	1,921

TABLE 42
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during October 2013)
Value at beginning of period	$28.54	$22.47	$22.09	$21.63	$20.70	$18.56
Value at end of period	$27.98	$28.54	$22.47	$22.09	$21.63	$20.70
Number of accumulation units outstanding at end of period	326	381	381	465	599	1,001
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$13.17	$12.81	$12.27	$12.58	$12.29	$12.54
Value at end of period	$12.80	$13.17	$12.81	$12.27	$12.58	$12.29
Number of accumulation units outstanding at end of period	585	585	586	44	44	44

CFI 350

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2013)
Value at beginning of period	$21.40	$17.41	$15.52	$15.07	$13.88	$11.75
Value at end of period	$19.91	$21.40	$17.41	$15.52	$15.07	$13.88
Number of accumulation units outstanding at end of period	5,694	5,622	5,558	7,577	8,882	16,699
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2017)
Value at beginning of period	$19.42	$18.59
Value at end of period	$17.49	$19.42
Number of accumulation units outstanding at end of period	33	23
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during June 2013)
Value at beginning of period	$31.41	$24.99	$23.11	$22.01	$20.20	$16.68
Value at end of period	$30.39	$31.41	$24.99	$23.11	$22.01	$20.20
Number of accumulation units outstanding at end of period	10,582	10,464	10,429	11,293	12,325	17,437
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2013)
Value at beginning of period	$24.69	$22.21	$17.96	$20.09	$18.37	$16.22
Value at end of period	$20.05	$24.69	$22.21	$17.96	$20.09	$18.37
Number of accumulation units outstanding at end of period	753	604	425	407	390	372
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2013)
Value at beginning of period	$25.01	$21.64	$18.78	$19.65	$17.76	$15.82
Value at end of period	$21.52	$25.01	$21.64	$18.78	$19.65	$17.76
Number of accumulation units outstanding at end of period	45	35	23	10	0	83
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2013)
Value at beginning of period	$13.23	$10.12	$11.24	$11.73	$11.88	$10.25
Value at end of period	$11.75	$13.23	$10.12	$11.24	$11.73	$11.88
Number of accumulation units outstanding at end of period	744	724	1,313	1,736	2,069	2,265
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2017)
Value at beginning of period	$19.93	$18.75
Value at end of period	$19.34	$19.93
Number of accumulation units outstanding at end of period	304	304
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.01	$17.71	$15.59	$16.49	$14.76	$12.37
Value at end of period	$17.26	$20.01	$17.71	$15.59	$16.49	$14.76
Number of accumulation units outstanding at end of period	3,010	2,971	3,702	5,768	7,491	7,270
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$30.56	$25.15	$23.36	$23.27	$20.85	$17.51
Value at end of period	$28.53	$30.56	$25.15	$23.36	$23.27	$20.85
Number of accumulation units outstanding at end of period	5,838	5,925	6,202	8,008	8,187	8,689
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during June 2013)
Value at beginning of period	$28.75	$26.06	$20.08	$21.74	$21.69	$17.59
Value at end of period	$24.97	$28.75	$26.06	$20.08	$21.74	$21.69
Number of accumulation units outstanding at end of period	3,044	3,047	3,103	4,449	4,628	4,333

CFI 351

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during October 2017)
Value at beginning of period	$14.14	$13.97
Value at end of period	$13.37	$14.14
Number of accumulation units outstanding at end of period	44	31
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during March 2017)
Value at beginning of period	$10.36	$10.20
Value at end of period	$10.45	$10.36
Number of accumulation units outstanding at end of period	1,533	808
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.77	$10.48	$10.27	$10.31	$9.77	$9.56
Value at end of period	$10.73	$10.77	$10.48	$10.27	$10.31	$9.77
Number of accumulation units outstanding at end of period	92	68	43	151	132	132
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during January 2016)
Value at beginning of period	$3.97	$3.63	$2.25
Value at end of period	$3.47	$3.97	$3.63
Number of accumulation units outstanding at end of period	0	0	1,508
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during March 2017)
Value at beginning of period	$12.83	$11.39
Value at end of period	$11.93	$12.83
Number of accumulation units outstanding at end of period	1,281	722
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.39	$11.35	$11.37	$11.40	$11.43	$11.45
Value at end of period	$11.53	$11.39	$11.35	$11.37	$11.40	$11.43
Number of accumulation units outstanding at end of period	20,647	22,274	29,661	35,105	43,361	92,506
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$26.73	$22.28	$20.36	$20.71	$18.76	$16.90
Value at end of period	$25.46	$26.73	$22.28	$20.36	$20.71	$18.76
Number of accumulation units outstanding at end of period	2,032	2,013	1,984	3,375	3,430	3,261
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$16.93	$16.17	$15.54	$15.58
Value at end of period	$16.79	$16.93	$16.17	$15.54
Number of accumulation units outstanding at end of period	8,257	8,433	11,451	11,763
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$11.88	$9.54	$9.49	$9.60	$10.24	$9.57
Value at end of period	$10.22	$11.88	$9.54	$9.49	$9.60	$10.24
Number of accumulation units outstanding at end of period	3,421	3,365	3,306	3,194	3,145	2,901
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$38.74	$31.06	$29.04	$28.98	$26.70	$22.53
Value at end of period	$35.73	$38.74	$31.06	$29.04	$28.98	$26.70
Number of accumulation units outstanding at end of period	3,155	3,167	3,557	4,556	5,279	6,272

CFI 352

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$22.10	$18.08	$16.35	$16.06	$14.27	$12.68
Value at end of period	$21.27	$22.10	$18.08	$16.35	$16.06	$14.27
Number of accumulation units outstanding at end of period	476	476	476	476	476	379
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$22.95	$19.51	$17.26	$17.81	$15.85	$13.37
Value at end of period	$20.75	$22.95	$19.51	$17.26	$17.81	$15.85
Number of accumulation units outstanding at end of period	2,234	2,234	2,231	3,405	3,297	3,198
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.35	$20.50	$16.98	$17.84	$17.05	$14.05
Value at end of period	$20.66	$23.35	$20.50	$16.98	$17.84	$17.05
Number of accumulation units outstanding at end of period	2,351	2,334	2,312	2,226	2,131	2,046
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$37.16	$31.39	$27.77	$28.11	$26.69	$22.02
Value at end of period	$31.17	$37.16	$31.39	$27.77	$28.11	$26.69
Number of accumulation units outstanding at end of period	1,932	1,851	1,969	2,794	2,709	2,457
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2017)
Value at beginning of period	$35.02	$32.22
Value at end of period	$29.39	$35.02
Number of accumulation units outstanding at end of period	141	129
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.61	$13.23	$12.97	$12.97	$12.31	$12.25
Value at end of period	$13.53	$13.61	$13.23	$12.97	$12.97	$12.31
Number of accumulation units outstanding at end of period	1,471	1,451	1,712	3,501	2,991	2,758
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$28.48	$23.52	$21.12	$20.95	$18.54	$15.84
Value at end of period	$27.08	$28.48	$23.52	$21.12	$20.95	$18.54
Number of accumulation units outstanding at end of period	2,765	2,779	3,281	3,692	4,312	7,726
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$19.98	$19.05	$18.33	$17.86	$13.79	$14.24
Value at end of period	$18.39	$19.98	$19.05	$18.33	$17.86	$13.79
Number of accumulation units outstanding at end of period	0	0	0	593	593	598
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$26.50	$23.34	$19.52	$20.17	$18.37	$15.94
Value at end of period	$22.84	$26.50	$23.34	$19.52	$20.17	$18.37
Number of accumulation units outstanding at end of period	5,972	6,456	7,049	8,926	10,864	10,573
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$31.11	$21.82	$19.38	$23.08	$22.94	$21.77
Value at end of period	$25.82	$31.11	$21.82	$19.38	$23.08	$22.94
Number of accumulation units outstanding at end of period	251	222	350	264	250	248

CFI 353

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$34.03	$29.54	$24.37	$25.37	$23.49	$20.72
Value at end of period	$30.36	$34.03	$29.54	$24.37	$25.37	$23.49
Number of accumulation units outstanding at end of period	33	46	34	270	676	658
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$29.25	$21.50	$21.51	$20.72	$20.31	$17.06
Value at end of period	$25.31	$29.25	$21.50	$21.51	$20.72	$20.31
Number of accumulation units outstanding at end of period	6,161	6,053	6,509	7,433	7,138	8,089
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.40	$21.86	$19.19	$20.18	$20.17	$18.92
Value at end of period	$22.71	$23.40	$21.86	$19.19	$20.18	$20.17
Number of accumulation units outstanding at end of period	1,773	1,743	2,525	3,648	3,533	3,493
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$29.66	$25.85	$23.99	$22.87	$20.45	$18.84
Value at end of period	$29.72	$29.66	$25.85	$23.99	$22.87	$20.45
Number of accumulation units outstanding at end of period	33,410	36,546	34,876	19,805	16,640	17,839
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$24.42	$21.08	$17.80	$19.17	$17.90	$16.72
Value at end of period	$22.08	$24.42	$21.08	$17.80	$19.17	$17.90
Number of accumulation units outstanding at end of period	473	393	968	726	877	882
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$35.47	$26.63	$26.31	$23.82	$22.30
Value at end of period	$34.98	$35.47	$26.63	$26.31	$23.82
Number of accumulation units outstanding at end of period	302	280	0	125	125
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.55	$10.29	$10.13	$10.51	$11.29	$9.50
Value at end of period	$10.64	$12.55	$10.29	$10.13	$10.51	$11.29
Number of accumulation units outstanding at end of period	4,400	4,368	4,541	6,842	6,602	8,497
WANGER INTERNATIONAL
(Funds were first received in this option during April 2015)
Value at beginning of period	$16.60	$12.53	$12.75	$13.37
Value at end of period	$13.62	$16.60	$12.53	$12.75
Number of accumulation units outstanding at end of period	110	85	56	24
WANGER SELECT
(Funds were first received in this option during August 2013)
Value at beginning of period	$31.96	$25.31	$22.39	$22.41	$21.79	$19.77
Value at end of period	$27.91	$31.96	$25.31	$22.39	$22.41	$21.79
Number of accumulation units outstanding at end of period	2,344	2,413	2,412	2,372	2,258	3,140
WANGER USA
(Funds were first received in this option during July 2013)
Value at beginning of period	$29.67	$24.89	$21.96	$22.16	$21.21	$18.65
Value at end of period	$29.15	$29.67	$24.89	$21.96	$22.16	$21.21
Number of accumulation units outstanding at end of period	1,035	1,004	975	918	1,012	747

CFI 354

Condensed Financial Information (continued)

TABLE 43
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2013)
Value at beginning of period	$28.30	$22.30	$21.95	$21.50	$20.60	$17.50
Value at end of period	$27.71	$28.30	$22.30	$21.95	$21.50	$20.60
Number of accumulation units outstanding at end of period	122	53	38	271	358	343
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2010)
Value at beginning of period	$29.26	$22.77	$21.25	$21.42	$18.86	$15.42	$13.92	$14.24	$13.35
Value at end of period	$29.85	$29.26	$22.77	$21.25	$21.42	$18.86	$15.42	$13.92	$14.24
Number of accumulation units outstanding at end of period	1,421	954	1,853	1,759	1,979	2,142	1,772	937	6
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2010)
Value at beginning of period	$26.84	$22.14	$20.33	$21.01	$19.33	$14.96	$13.70	$13.50	$12.65
Value at end of period	$25.33	$26.84	$22.14	$20.33	$21.01	$19.33	$14.96	$13.70	$13.50
Number of accumulation units outstanding at end of period	3,935	2,412	2,126	1,647	1,207	964	271	1,089	7
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.05	$12.71	$12.19	$12.51	$12.23	$13.51	$12.72	$11.50
Value at end of period	$12.67	$13.05	$12.71	$12.19	$12.51	$12.23	$13.51	$12.72
Number of accumulation units outstanding at end of period	3,659	5,774	8,642	8,361	8,213	7,961	7,513	5,866
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2018)
Value at beginning of period	$11.13
Value at end of period	$10.47
Number of accumulation units outstanding at end of period	17
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during February 2011)
Value at beginning of period	$21.19	$17.26	$15.41	$14.97	$13.80	$10.54	$9.03	$9.86
Value at end of period	$19.70	$21.19	$17.26	$15.41	$14.97	$13.80	$10.54	$9.03
Number of accumulation units outstanding at end of period	1,427	3,645	5,175	5,677	4,466	4,015	1,284	1,171
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during March 2010)
Value at beginning of period	$19.24	$15.23	$14.45	$14.14	$13.94	$10.82	$8.90	$10.43	$8.85
Value at end of period	$17.30	$19.24	$15.23	$14.45	$14.14	$13.94	$10.82	$8.90	$10.43
Number of accumulation units outstanding at end of period	680	707	2,840	4,169	2,745	2,779	2,684	2,685	2,685
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.89	$12.54	$12.25	$12.27	$11.67	$11.95	$11.34	$10.76
Value at end of period	$12.82	$12.89	$12.54	$12.25	$12.27	$11.67	$11.95	$11.34
Number of accumulation units outstanding at end of period	2,043	1,897	1,856	1,728	1,800	1,366	1,210	430

CFI 355

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$31.02	$24.70	$22.87	$21.80	$20.03	$15.03	$12.52	$13.21	$11.81	$11.54
Value at end of period	$29.99	$31.02	$24.70	$22.87	$21.80	$20.03	$15.03	$12.52	$13.21	$11.81
Number of accumulation units outstanding at end of period	7,470	6,437	5,636	5,175	4,990	5,078	4,981	5,038	2,052	775
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$27.07	$22.63	$20.04	$20.17	$18.21	$13.87	$12.38	$11.62	$10.29	$9.96
Value at end of period	$26.15	$27.07	$22.63	$20.04	$20.17	$18.21	$13.87	$12.38	$11.62	$10.29
Number of accumulation units outstanding at end of period	6,122	6,883	2,558	2,376	2,101	764	647	1,485	64	44
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during April 2013)
Value at beginning of period	$24.50	$22.06	$17.85	$20.00	$18.30	$14.63
Value at end of period	$19.87	$24.50	$22.06	$17.85	$20.00	$18.30
Number of accumulation units outstanding at end of period	338	284	392	722	1,706	2,558
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$24.81	$21.50	$18.68	$19.55	$17.70	$12.28	$10.25	$11.60	$10.75
Value at end of period	$21.34	$24.81	$21.50	$18.68	$19.55	$17.70	$12.28	$10.25	$11.60
Number of accumulation units outstanding at end of period	314	1,037	2,219	2,267	3,613	4,136	2,110	5,887	931
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during March 2010)
Value at beginning of period	$13.10	$10.04	$11.16	$11.65	$11.81	$9.47	$7.58	$8.21	$7.40
Value at end of period	$11.63	$13.10	$10.04	$11.16	$11.65	$11.81	$9.47	$7.58	$8.21
Number of accumulation units outstanding at end of period	468	1,451	1,748	1,797	1,609	3,986	500	496	496
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during February 2016)
Value at beginning of period	$12.28	$10.55	$8.92
Value at end of period	$11.64	$12.28	$10.55
Number of accumulation units outstanding at end of period	1,348	1,990	142
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.76	$9.46	$10.11	$9.90
Value at end of period	$12.65	$11.76	$9.46	$10.11
Number of accumulation units outstanding at end of period	17,476	7,333	6,171	6,316
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2013)
Value at beginning of period	$19.68	$17.65	$16.43	$16.86	$15.45	$15.39
Value at end of period	$19.08	$19.68	$17.65	$16.43	$16.86	$15.45
Number of accumulation units outstanding at end of period	4,007	3,482	3,481	3,474	3,475	3,474
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2012)
Value at beginning of period	$17.12	$16.05	$15.26	$14.59	$11.25	$10.96	$10.74
Value at end of period	$16.34	$17.12	$16.05	$15.26	$14.59	$11.25	$10.96
Number of accumulation units outstanding at end of period	3,763	2,534	2,978	2,933	1,772	1,443	822

CFI 356

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.31
Number of accumulation units outstanding at end of period	6,076
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.82	$17.55	$15.47	$16.38	$14.68	$10.91	$9.40	$9.25
Value at end of period	$17.08	$19.82	$17.55	$15.47	$16.38	$14.68	$10.91	$9.40
Number of accumulation units outstanding at end of period	823	749	2,035	2,117	1,782	578	474	117
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2016)
Value at beginning of period	$17.18	$15.45	$11.86
Value at end of period	$14.11	$17.18	$15.45
Number of accumulation units outstanding at end of period	0	0	59
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$30.19	$24.87	$23.12	$23.06	$20.68	$15.81	$13.64	$14.05	$12.03	$11.80
Value at end of period	$28.15	$30.19	$24.87	$23.12	$23.06	$20.68	$15.81	$13.64	$14.05	$12.03
Number of accumulation units outstanding at end of period	32,080	34,607	42,476	41,878	49,654	54,962	49,372	51,830	39,060	37,437
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$23.46	$20.86	$17.75	$18.56	$17.14	$13.43	$11.49	$11.43	$9.96	$10.00
Value at end of period	$21.43	$23.46	$20.86	$17.75	$18.56	$17.14	$13.43	$11.49	$11.43	$9.96
Number of accumulation units outstanding at end of period	20,491	21,805	22,587	23,079	23,576	25,198	25,049	24,410	8,177	10,320
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$31.37	$23.31	$23.22	$21.75	$19.62	$14.45	$12.65	$12.67	$10.25	$9.97
Value at end of period	$31.20	$31.37	$23.31	$23.22	$21.75	$19.62	$14.45	$12.65	$12.67	$10.25
Number of accumulation units outstanding at end of period	36,668	37,231	38,245	41,008	43,595	42,181	46,327	51,131	22,646	22,263
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.30	$15.64	$16.54	$16.03	$17.51	$13.48	$11.21	$13.58	$12.06	$12.22
Value at end of period	$17.22	$20.30	$15.64	$16.54	$16.03	$17.51	$13.48	$11.21	$13.58	$12.06
Number of accumulation units outstanding at end of period	3,063	3,085	5,150	4,892	4,514	7,893	4,835	3,536	1,535	1,868
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during 2009)
Value at beginning of period	$28.40	$25.77	$19.87	$21.54	$21.51	$15.85	$13.44	$14.02	$10.98	$8.54
Value at end of period	$24.64	$28.40	$25.77	$19.87	$21.54	$21.51	$15.85	$13.44	$14.02	$10.98
Number of accumulation units outstanding at end of period	4,884	7,190	7,166	8,027	7,695	8,275	6,155	5,476	2,651	2,253
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$23.15	$20.20	$18.11	$19.00	$18.26	$14.19	$12.91	$14.79
Value at end of period	$20.29	$23.15	$20.20	$18.11	$19.00	$18.26	$14.19	$12.91
Number of accumulation units outstanding at end of period	202	170	136	98	59	38	38	34
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$73.67	$58.08	$57.02	$54.52	$50.48	$36.16	$37.19
Value at end of period	$70.71	$73.67	$58.08	$57.02	$54.52	$50.48	$36.16
Number of accumulation units outstanding at end of period	603	610	754	524	1,004	1,107	1,054

CFI 357

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during 2009)
Value at beginning of period	$24.08	$21.36	$19.45	$20.72	$19.24	$14.94	$13.18	$13.24	$12.13	$9.49
Value at end of period	$21.73	$24.08	$21.36	$19.45	$20.72	$19.24	$14.94	$13.18	$13.24	$12.13
Number of accumulation units outstanding at end of period	5,969	6,264	6,276	6,283	6,913	8,428	8,512	8,874	7,402	7,887
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$14.08	$10.65	$10.51	$11.86
Value at end of period	$13.31	$14.08	$10.65	$10.51
Number of accumulation units outstanding at end of period	1,104	2,194	721	518
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2011)
Value at beginning of period	$24.10	$22.05	$17.55	$18.27	$17.46	$12.93	$11.19	$11.84
Value at end of period	$19.98	$24.10	$22.05	$17.55	$18.27	$17.46	$12.93	$11.19
Number of accumulation units outstanding at end of period	457	446	473	420	336	336	0	362
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during 2009)
Value at beginning of period	$22.55	$21.19	$18.28	$19.07	$17.17	$13.23	$11.60	$12.13	$9.71	$7.70
Value at end of period	$19.08	$22.55	$21.19	$18.28	$19.07	$17.17	$13.23	$11.60	$12.13	$9.71
Number of accumulation units outstanding at end of period	5,731	7,887	10,100	10,277	10,319	11,454	13,974	14,811	4,271	4,059
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during April 2016)
Value at beginning of period	$10.72	$10.44	$10.52
Value at end of period	$10.67	$10.72	$10.44
Number of accumulation units outstanding at end of period	12	22	10
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during June 2012)
Value at beginning of period	$22.82	$19.35	$17.68	$17.85	$16.25	$11.83	$10.52
Value at end of period	$21.37	$22.82	$19.35	$17.68	$17.85	$16.25	$11.83
Number of accumulation units outstanding at end of period	0	0	378	288	0	0	15
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$33.77	$25.15	$23.63	$27.60	$29.11	$26.98	$22.41	$27.47	$21.72	$20.91
Value at end of period	$29.55	$33.77	$25.15	$23.63	$27.60	$29.11	$26.98	$22.41	$27.47	$21.72
Number of accumulation units outstanding at end of period	13,414	15,619	14,340	14,017	15,413	19,011	16,351	14,370	12,576	12,545
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during November 2011)
Value at beginning of period	$31.16	$27.40	$23.31	$24.87	$22.30	$15.88	$13.51	$13.43
Value at end of period	$27.83	$31.16	$27.40	$23.31	$24.87	$22.30	$15.88	$13.51
Number of accumulation units outstanding at end of period	3,998	1,738	1,869	5,178	8,593	5,078	135	128
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.31	$17.13	$16.26	$16.41	$15.26	$13.16	$11.88	$12.06
Value at end of period	$18.45	$19.31	$17.13	$16.26	$16.41	$15.26	$13.16	$11.88
Number of accumulation units outstanding at end of period	0	452	456	473	0	0	0	986

CFI 358

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during April 2016)
Value at beginning of period	$6.35	$6.22	$5.91
Value at end of period	$5.43	$6.35	$6.22
Number of accumulation units outstanding at end of period	229	142	584
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.40	$14.92	$14.24	$14.69	$14.31	$15.82	$14.61	$13.14	$12.20	$12.02
Value at end of period	$15.00	$15.40	$14.92	$14.24	$14.69	$14.31	$15.82	$14.61	$13.14	$12.20
Number of accumulation units outstanding at end of period	478	421	877	343	1,421	1,336	2,646	1,799	1,417	1,417
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2010)
Value at beginning of period	$21.20	$19.84	$17.44	$18.23	$18.29	$16.38	$14.17	$14.47	$12.38
Value at end of period	$20.41	$21.20	$19.84	$17.44	$18.23	$18.29	$16.38	$14.17	$14.47
Number of accumulation units outstanding at end of period	976	1,087	505	505	819	729	228	217	127
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during April 2016)
Value at beginning of period	$10.32	$10.05	$10.20
Value at end of period	$10.33	$10.32	$10.05
Number of accumulation units outstanding at end of period	0	23	10
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.54	$20.15	$19.05	$19.97	$19.74	$19.39	$16.81	$17.29	$15.40	$15.19
Value at end of period	$20.72	$20.54	$20.15	$19.05	$19.97	$19.74	$19.39	$16.81	$17.29	$15.40
Number of accumulation units outstanding at end of period	2,082	1,857	3,639	3,311	3,787	2,837	3,985	3,341	764	626
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during November 2011)
Value at beginning of period	$3.94	$3.61	$2.48	$3.39	$3.72	$7.69	$8.78	$10.37
Value at end of period	$3.45	$3.94	$3.61	$2.48	$3.39	$3.72	$7.69	$8.78
Number of accumulation units outstanding at end of period	7,269	12,931	18,515	25,085	24,365	27,131	22,327	1,497
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$19.58	$17.14	$15.96	$16.32	$15.43	$13.27	$11.73	$11.93	$10.50	$8.84
Value at end of period	$18.17	$19.58	$17.14	$15.96	$16.32	$15.43	$13.27	$11.73	$11.93	$10.50
Number of accumulation units outstanding at end of period	12,944	13,275	9,597	10,213	9,785	9,740	9,562	6,450	3,413	3,681
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2015)
Value at beginning of period	$12.80	$10.77	$9.67	$9.79
Value at end of period	$11.89	$12.80	$10.77	$9.67
Number of accumulation units outstanding at end of period	3,828	2,752	914	806
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.41	$15.02	$14.19	$14.88	$14.88	$15.56	$14.48	$14.02	$12.15	$12.09
Value at end of period	$16.01	$16.41	$15.02	$14.19	$14.88	$14.88	$15.56	$14.48	$14.02	$12.15
Number of accumulation units outstanding at end of period	4,970	4,991	5,736	5,654	6,379	7,064	8,827	8,696	6,245	5,964

CFI 359

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.25	$9.94	$9.41	$10.03
Value at end of period	$11.12	$12.25	$9.94	$9.41
Number of accumulation units outstanding at end of period	23,400	23,758	24,404	25,137
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.92	$11.79	$11.65	$11.51	$11.01	$11.26	$10.99	$10.88
Value at end of period	$11.98	$11.92	$11.79	$11.65	$11.51	$11.01	$11.26	$10.99
Number of accumulation units outstanding at end of period	17	20	9	0	337	337	337	337
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$11.23	$11.21	$11.24	$11.28	$11.32	$11.37	$11.41	$11.45	$11.47	$11.48
Value at end of period	$11.36	$11.23	$11.21	$11.24	$11.28	$11.32	$11.37	$11.41	$11.45	$11.47
Number of accumulation units outstanding at end of period	15,591	72,449	76,446	76,424	95,133	98,806	13,762	16,946	2,562	1,475
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$26.37	$22.00	$20.12	$20.50	$18.59	$14.28	$12.39	$12.47	$10.97	$8.45
Value at end of period	$25.09	$26.37	$22.00	$20.12	$20.50	$18.59	$14.28	$12.39	$12.47	$10.97
Number of accumulation units outstanding at end of period	93,383	106,398	130,264	129,316	138,520	139,709	123,953	125,758	110,056	114,228
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.68	$21.44	$18.78	$19.25	$19.10	$18.16	$15.99	$15.37	$13.51	$13.04
Value at end of period	$21.87	$22.68	$21.44	$18.78	$19.25	$19.10	$18.16	$15.99	$15.37	$13.51
Number of accumulation units outstanding at end of period	3,839	4,411	3,632	2,916	2,902	2,638	2,511	806	739	711
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$26.79	$21.58	$19.65	$19.56	$17.25	$13.03	$11.43	$11.48	$10.12	$8.25
Value at end of period	$24.86	$26.79	$21.58	$19.65	$19.56	$17.25	$13.03	$11.43	$11.48	$10.12
Number of accumulation units outstanding at end of period	32,876	31,224	32,810	35,420	35,974	37,591	37,226	38,737	28,228	29,644
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$29.01	$25.64	$21.79	$22.28	$20.42	$15.23	$12.99	$13.20	$10.87	$8.29
Value at end of period	$24.75	$29.01	$25.64	$21.79	$22.28	$20.42	$15.23	$12.99	$13.20	$10.87
Number of accumulation units outstanding at end of period	11,835	15,831	16,134	16,853	16,761	13,750	15,964	17,051	7,029	9,165
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$27.08	$24.74	$19.51	$20.23	$19.27	$13.56	$12.11	$12.25	$10.01	$8.05
Value at end of period	$23.63	$27.08	$24.74	$19.51	$20.23	$19.27	$13.56	$12.11	$12.25	$10.01
Number of accumulation units outstanding at end of period	8,219	7,777	8,830	8,317	7,869	7,343	7,039	7,360	5,894	7,639
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$21.02	$17.50	$16.28	$16.67	$15.74	$14.49
Value at end of period	$19.12	$21.02	$17.50	$16.28	$16.67	$15.74
Number of accumulation units outstanding at end of period	640	187	133	77	77	77
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$16.70	$15.96	$15.36	$15.33	$14.43	$14.51	$13.31	$12.43	$11.36	$10.22
Value at end of period	$16.54	$16.70	$15.96	$15.36	$15.33	$14.43	$14.51	$13.31	$12.43	$11.36
Number of accumulation units outstanding at end of period	11,208	14,857	16,682	16,322	13,167	14,994	15,593	19,032	5,350	5,115

CFI 360

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.77	$9.46	$9.42	$9.54	$10.18	$8.42	$7.12	$8.14	$7.58	$7.72
Value at end of period	$10.11	$11.77	$9.46	$9.42	$9.54	$10.18	$8.42	$7.12	$8.14	$7.58
Number of accumulation units outstanding at end of period	8,137	6,625	5,880	4,906	2,289	2,065	1,830	1,554	1,200	1,856
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.59	$19.80	$19.12	$18.05	$15.95	$12.23	$10.40	$10.33
Value at end of period	$25.11	$25.59	$19.80	$19.12	$18.05	$15.95	$12.23	$10.40
Number of accumulation units outstanding at end of period	58,591	58,360	59,508	59,705	62,134	36,538	36,659	28,846
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.66	$15.62	$13.77	$14.47	$13.19	$10.12	$8.86	$8.59	$7.23	$7.07
Value at end of period	$16.22	$17.66	$15.62	$13.77	$14.47	$13.19	$10.12	$8.86	$8.59	$7.23
Number of accumulation units outstanding at end of period	14,474	17,401	20,800	21,927	21,916	17,567	11,844	12,942	770	525
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$38.22	$30.67	$28.71	$28.68	$26.45	$20.12	$17.69	$17.86	$13.75	$9.76
Value at end of period	$35.22	$38.22	$30.67	$28.71	$28.68	$26.45	$20.12	$17.69	$17.86	$13.75
Number of accumulation units outstanding at end of period	11,098	15,187	10,328	9,934	9,924	9,602	5,539	6,166	1,753	2,830
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$13.72	$10.63
Value at end of period	$10.69	$13.72
Number of accumulation units outstanding at end of period	0	1,259
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2010)
Value at beginning of period	$36.92	$28.24	$26.61	$24.83	$22.04	$16.76	$14.70	$14.16	$13.89
Value at end of period	$36.42	$36.92	$28.24	$26.61	$24.83	$22.04	$16.76	$14.70	$14.16
Number of accumulation units outstanding at end of period	1,379	1,109	879	1,079	5,318	1,280	284	143	106
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2011)
Value at beginning of period	$21.89	$17.93	$16.22	$15.96	$14.19	$10.79	$9.37	$9.75
Value at end of period	$21.05	$21.89	$17.93	$16.22	$15.96	$14.19	$10.79	$9.37
Number of accumulation units outstanding at end of period	5,820	275	5,751	3,457	3,519	586	367	181
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$27.66	$24.53	$21.36	$22.28	$19.94	$15.23	$13.19	$13.16	$11.78
Value at end of period	$25.66	$27.66	$24.53	$21.36	$22.28	$19.94	$15.23	$13.19	$13.16
Number of accumulation units outstanding at end of period	1,082	1,047	612	688	2,647	1,005	221	127	209
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$35.05	$28.30	$26.60	$26.92	$24.33	$18.11	$15.74	$16.16	$12.89	$12.51
Value at end of period	$33.04	$35.05	$28.30	$26.60	$26.92	$24.33	$18.11	$15.74	$16.16	$12.89
Number of accumulation units outstanding at end of period	386	353	354	468	849	932	1,565	1,949	796	121
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$22.73	$19.35	$17.13	$17.70	$15.76	$14.05
Value at end of period	$20.53	$22.73	$19.35	$17.13	$17.70	$15.76
Number of accumulation units outstanding at end of period	979	2,396	2,340	2,927	2,529	2,449

CFI 361

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2010)
Value at beginning of period	$23.13	$20.32	$16.85	$17.72	$16.96	$12.27	$10.62	$11.09	$10.72
Value at end of period	$20.44	$23.13	$20.32	$16.85	$17.72	$16.96	$12.27	$10.62	$11.09
Number of accumulation units outstanding at end of period	1,163	3,960	386	486	1,154	47	47	43	560
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$36.66	$31.00	$27.45	$27.81	$26.44	$19.09	$16.64	$16.56	$12.57	$9.63
Value at end of period	$30.72	$36.66	$31.00	$27.45	$27.81	$26.44	$19.09	$16.64	$16.56	$12.57
Number of accumulation units outstanding at end of period	8,598	5,415	5,258	5,101	3,708	4,671	4,102	4,279	2,945	268
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$34.55	$31.17	$25.14	$25.44	$23.98	$17.47	$15.32	$15.77	$12.73	$10.02
Value at end of period	$28.96	$34.55	$31.17	$25.14	$25.44	$23.98	$17.47	$15.32	$15.77	$12.73
Number of accumulation units outstanding at end of period	6,622	7,671	7,436	8,695	8,296	8,767	9,489	11,445	9,746	9,393
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.27	$16.78	$15.91	$15.99	$15.21	$13.13	$11.62	$11.60
Value at end of period	$18.10	$19.27	$16.78	$15.91	$15.99	$15.21	$13.13	$11.62
Number of accumulation units outstanding at end of period	1,192	4,725	4,431	4,627	3,228	2,444	3,084	2,838
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.90	$17.57	$16.60	$16.75	$15.91	$13.28	$11.58	$12.19	$10.68	$10.55
Value at end of period	$19.08	$20.90	$17.57	$16.60	$16.75	$15.91	$13.28	$11.58	$12.19	$10.68
Number of accumulation units outstanding at end of period	23,578	22,960	5,085	4,567	3,072	3,675	3,574	3,133	1,790	1,694
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.76	$18.02	$17.01	$17.24	$16.31	$13.27	$11.54	$12.21	$10.65	$10.54
Value at end of period	$19.46	$21.76	$18.02	$17.01	$17.24	$16.31	$13.27	$11.54	$12.21	$10.65
Number of accumulation units outstanding at end of period	2,709	2,825	2,922	2,207	1,697	1,848	1,653	2,075	1,243	1,016
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2015)
Value at beginning of period	$20.80	$17.17	$16.20	$17.06
Value at end of period	$18.53	$20.80	$17.17	$16.20
Number of accumulation units outstanding at end of period	0	532	26	840
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2015)
Value at beginning of period	$15.57	$13.62	$12.86	$13.37
Value at end of period	$14.47	$15.57	$13.62	$12.86
Number of accumulation units outstanding at end of period	0	0	0	34
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2015)
Value at beginning of period	$17.08	$15.69	$15.08	$15.40
Value at end of period	$16.49	$17.08	$15.69	$15.08
Number of accumulation units outstanding at end of period	0	0	0	514
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2015)
Value at beginning of period	$14.83	$13.50	$12.80	$13.20
Value at end of period	$14.14	$14.83	$13.50	$12.80
Number of accumulation units outstanding at end of period	5,298	5,306	8	9

CFI 362

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$18.42	$16.73	$15.89	$15.99	$15.06	$13.48	$12.05	$11.89	$10.75	$9.15
Value at end of period	$17.61	$18.42	$16.73	$15.89	$15.99	$15.06	$13.48	$12.05	$11.89	$10.75
Number of accumulation units outstanding at end of period	582	589	564	530	489	453	415	1,858	326	276
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$20.54	$17.49	$16.43	$16.69	$15.72	$12.90	$11.26	$11.65	$10.34	$8.29
Value at end of period	$18.76	$20.54	$17.49	$16.43	$16.69	$15.72	$12.90	$11.26	$11.65	$10.34
Number of accumulation units outstanding at end of period	6,222	6,173	5,979	5,746	6,989	5,066	4,790	5,009	5,304	4,944
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$19.51	$17.11	$16.11	$16.27	$15.31	$13.18	$11.65	$11.76	$10.54	$9.69
Value at end of period	$18.25	$19.51	$17.11	$16.11	$16.27	$15.31	$13.18	$11.65	$11.76	$10.54
Number of accumulation units outstanding at end of period	1,903	1,729	2,047	1,522	580	447	323	201	920	696
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.48	$13.12	$12.87	$12.89	$12.24	$12.61	$12.19	$11.42	$10.80	$10.84
Value at end of period	$13.38	$13.48	$13.12	$12.87	$12.89	$12.24	$12.61	$12.19	$11.42	$10.80
Number of accumulation units outstanding at end of period	147	1,639	1,602	416	586	567	369	359	19	19
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$28.09	$23.22	$20.88	$20.74	$18.36	$16.33
Value at end of period	$26.69	$28.09	$23.22	$20.88	$20.74	$18.36
Number of accumulation units outstanding at end of period	0	1,756	2,264	3,003	2,637	2,505
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$33.29	$30.08	$24.34	$24.87	$22.20	$16.97	$14.64	$15.97
Value at end of period	$28.40	$33.29	$30.08	$24.34	$24.87	$22.20	$16.97	$14.64
Number of accumulation units outstanding at end of period	4,111	4,281	3,603	3,621	2,862	2,468	2,167	1,852
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$29.25	$22.91	$21.83	$23.08	$22.21	$16.06	$13.48	$13.24	$10.50	$10.33
Value at end of period	$28.58	$29.25	$22.91	$21.83	$23.08	$22.21	$16.06	$13.48	$13.24	$10.50
Number of accumulation units outstanding at end of period	2,187	1,973	5,229	5,075	6,253	7,436	7,782	7,195	5,373	5,763
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.76	$14.28	$14.21	$14.47	$12.74	$12.31	$9.80	$10.37	$8.95	$8.87
Value at end of period	$14.36	$15.76	$14.28	$14.21	$14.47	$12.74	$12.31	$9.80	$10.37	$8.95
Number of accumulation units outstanding at end of period	2,371	2,251	2,129	2,003	1,898	1,951	1,620	1,516	1,347	625
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$19.73	$18.84	$18.14	$17.69	$13.68	$13.46	$11.69	$10.72	$8.41	$7.63
Value at end of period	$18.15	$19.73	$18.84	$18.14	$17.69	$13.68	$13.46	$11.69	$10.72	$8.41
Number of accumulation units outstanding at end of period	1,125	1,526	2,040	4,286	4,791	3,181	2,833	3,164	5,141	2,872

CFI 363

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$24.87	$20.54	$19.02	$18.54	$16.50	$12.30	$11.00	$11.58	$10.38	$10.17
Value at end of period	$22.54	$24.87	$20.54	$19.02	$18.54	$16.50	$12.30	$11.00	$11.58	$10.38
Number of accumulation units outstanding at end of period	1,902	2,398	2,688	2,608	2,555	2,543	2,571	2,549	1,561	761
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$22.23	$20.12	$16.33	$16.90	$16.26	$11.66	$10.25	$10.58	$8.14
Value at end of period	$18.21	$22.23	$20.12	$16.33	$16.90	$16.26	$11.66	$10.25	$10.58
Number of accumulation units outstanding at end of period	145	69	77	784	744	913	784	1,345	786
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$24.27	$20.71	$17.65	$18.85	$17.34	$12.89	$10.91	$11.19	$9.76	$9.62
Value at end of period	$21.18	$24.27	$20.71	$17.65	$18.85	$17.34	$12.89	$10.91	$11.19	$9.76
Number of accumulation units outstanding at end of period	1,889	1,890	1,933	1,922	2,004	1,985	6,023	5,992	4,347	3,951
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$24.46	$22.14	$19.29	$19.77	$18.22	$14.64	$13.03	$13.23	$11.82	$11.79
Value at end of period	$22.06	$24.46	$22.14	$19.29	$19.77	$18.22	$14.64	$13.03	$13.23	$11.82
Number of accumulation units outstanding at end of period	13,105	13,079	14,048	15,393	15,605	22,531	21,814	21,646	12,351	12,153
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$26.18	$23.08	$19.32	$19.98	$18.22	$13.66	$11.98	$12.29	$10.97	$11.00
Value at end of period	$22.53	$26.18	$23.08	$19.32	$19.98	$18.22	$13.66	$11.98	$12.29	$10.97
Number of accumulation units outstanding at end of period	2,541	3,189	2,617	2,406	2,615	2,460	1,290	1,208	627	238
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$30.73	$21.57	$19.18	$22.86	$22.75	$24.23	$20.42	$25.09	$20.94	$20.25
Value at end of period	$25.47	$30.73	$21.57	$19.18	$22.86	$22.75	$24.23	$20.42	$25.09	$20.94
Number of accumulation units outstanding at end of period	3,907	5,483	3,366	3,225	2,930	3,194	3,792	4,139	1,734	1,487
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$30.14	$26.60	$23.29	$24.11	$21.06	$16.07	$13.44	$13.13
Value at end of period	$26.36	$30.14	$26.60	$23.29	$24.11	$21.06	$16.07	$13.44
Number of accumulation units outstanding at end of period	656	715	695	644	428	334	202	106
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$33.61	$29.20	$24.11	$25.14	$23.29	$16.83	$14.24	$15.54
Value at end of period	$29.95	$33.61	$29.20	$24.11	$25.14	$23.29	$16.83	$14.24
Number of accumulation units outstanding at end of period	1,053	508	1,531	1,359	1,209	1,085	825	746
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$28.89	$21.25	$21.29	$20.53	$20.14	$15.91	$13.13	$14.34	$12.41	$12.25
Value at end of period	$24.98	$28.89	$21.25	$21.29	$20.53	$20.14	$15.91	$13.13	$14.34	$12.41
Number of accumulation units outstanding at end of period	29,743	38,422	43,803	48,488	49,237	52,898	55,838	60,362	41,335	41,022
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$23.12	$21.62	$18.99	$19.99	$20.00	$17.88	$15.44	$15.62	$13.18	$12.83
Value at end of period	$22.41	$23.12	$21.62	$18.99	$19.99	$20.00	$17.88	$15.44	$15.62	$13.18
Number of accumulation units outstanding at end of period	2,306	16,908	7,637	2,880	3,024	8,044	2,053	442	11	1,025

CFI 364

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$29.30	$25.55	$23.75	$22.66	$20.28	$16.66	$14.61	$14.48
Value at end of period	$29.33	$29.30	$25.55	$23.75	$22.66	$20.28	$16.66	$14.61
Number of accumulation units outstanding at end of period	10,125	16,500	13,735	14,237	12,892	12,651	2,429	4,443
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$34.14	$27.46	$25.67	$25.26	$22.68	$16.85	$14.57	$15.19	$11.86	$11.57
Value at end of period	$32.91	$34.14	$27.46	$25.67	$25.26	$22.68	$16.85	$14.57	$15.19	$11.86
Number of accumulation units outstanding at end of period	96,160	100,170	110,696	128,980	128,214	135,245	137,382	148,506	109,532	112,758
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$24.13	$20.84	$17.61	$19.00	$17.75	$13.74	$11.77	$11.92	$10.41	$10.32
Value at end of period	$21.79	$24.13	$20.84	$17.61	$19.00	$17.75	$13.74	$11.77	$11.92	$10.41
Number of accumulation units outstanding at end of period	3,049	3,244	3,282	6,055	5,623	5,153	2,439	2,443	280	244
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$35.03	$26.33	$26.04	$23.60	$21.80	$15.71	$13.27	$13.47	$11.57	$11.06
Value at end of period	$34.51	$35.03	$26.33	$26.04	$23.60	$21.80	$15.71	$13.27	$13.47	$11.57
Number of accumulation units outstanding at end of period	11,959	11,616	19,338	19,206	17,991	17,190	24,526	23,615	8,508	7,184
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.48	$16.87	$16.62	$16.84	$17.10	$15.02	$12.70	$14.54	$12.83	$13.16
Value at end of period	$18.37	$21.48	$16.87	$16.62	$16.84	$17.10	$15.02	$12.70	$14.54	$12.83
Number of accumulation units outstanding at end of period	389	352	560	616	752	506	475	444	106	75
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.43	$10.20	$10.05	$10.44	$11.22	$9.37	$7.91	$9.03	$8.32	$8.49
Value at end of period	$10.53	$12.43	$10.20	$10.05	$10.44	$11.22	$9.37	$7.91	$9.03	$8.32
Number of accumulation units outstanding at end of period	10,272	10,369	17,292	16,662	16,043	14,477	14,079	12,980	13,064	14,326
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.58	$14.08	$12.75	$13.85	$14.30	$10.99	$9.06	$9.00
Value at end of period	$14.15	$16.58	$14.08	$12.75	$13.85	$14.30	$10.99	$9.06
Number of accumulation units outstanding at end of period	4	4	4	17	144	207	140	113
WANGER INTERNATIONAL
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.41	$12.40	$12.62	$12.66	$13.30	$10.91	$9.01	$10.60	$8.52	$8.44
Value at end of period	$13.45	$16.41	$12.40	$12.62	$12.66	$13.30	$10.91	$9.01	$10.60	$8.52
Number of accumulation units outstanding at end of period	5,301	4,865	4,629	4,448	4,373	4,224	3,272	2,906	3,399	2,399
WANGER SELECT
(Funds were first received in this option during October 2009)
Value at beginning of period	$31.57	$25.02	$22.16	$22.20	$21.61	$16.12	$13.66	$16.66	$13.22	$12.64
Value at end of period	$27.54	$31.57	$25.02	$22.16	$22.20	$21.61	$16.12	$13.66	$16.66	$13.22
Number of accumulation units outstanding at end of period	495	3,107	4,865	4,651	4,492	4,311	4,172	4,297	2,039	1,456

CFI 365

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
WANGER USA
(Funds were first received in this option during April 2010)
Value at beginning of period	$29.31	$24.61	$21.73	$21.95	$21.03	$15.79	$13.21	$13.74	$12.67
Value at end of period	$28.77	$29.31	$24.61	$21.73	$21.95	$21.03	$15.79	$13.21	$13.74
Number of accumulation units outstanding at end of period	2,014	1,548	1,329	1,621	1,604	2,725	2,599	2,908	1,957
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during July 2018)
Value at beginning of period	$16.50
Value at end of period	$13.31
Number of accumulation units outstanding at end of period	216

TABLE 44
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$53.55	$44.70	$40.90	$41.68	$37.82	$29.08	$25.23	$25.41	$22.36	$17.25
Value at end of period	$50.93	$53.55	$44.70	$40.90	$41.68	$37.82	$29.08	$25.23	$25.41	$22.36
Number of accumulation units outstanding at end of period	619	675	675	675	675	675	674	675	675	675
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$25.50	$19.74	$19.08	$18.01	$16.89
Value at end of period	$25.01	$25.50	$19.74	$19.08	$18.01
Number of accumulation units outstanding at end of period	0	0	0	0	434
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$36.28	$30.91	$29.04	$29.52	$27.83	$22.84	$19.95	$20.64	$18.34	$14.71
Value at end of period	$33.11	$36.28	$30.91	$29.04	$29.52	$27.83	$22.84	$19.95	$20.64	$18.34
Number of accumulation units outstanding at end of period	1,447	1,447	1,447	1,446	1,446	1,446	1,446	1,446	1,446	1,446
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$33.62	$29.50	$27.79	$28.07	$26.43	$22.77	$20.14	$20.34	$18.24	$15.04
Value at end of period	$31.44	$33.62	$29.50	$27.79	$28.07	$26.43	$22.77	$20.14	$20.34	$18.24
Number of accumulation units outstanding at end of period	510	510	510	509	509	509	509	509	509	509
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.99	$20.60	$20.65	$19.92	$19.56	$15.45	$12.76	$13.95	$12.07	$8.69
Value at end of period	$24.19	$27.99	$20.60	$20.65	$19.92	$19.56	$15.45	$12.76	$13.95	$12.07
Number of accumulation units outstanding at end of period	1,817	1,817	1,817	1,816	1,816	1,816	1,817	1,816	1,816	1,817
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$32.39	$26.07	$24.38	$24.00	$21.56	$16.02	$13.86	$14.46	$11.30	$7.75
Value at end of period	$31.20	$32.39	$26.07	$24.38	$24.00	$21.56	$16.02	$13.86	$14.46	$11.30
Number of accumulation units outstanding at end of period	95	95	95	95	95	95	95	95	95	95

CFI 366

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$68.59	$51.58	$51.04	$46.27	$42.76	$30.85	$26.06	$26.46	$22.74	$15.98
Value at end of period	$67.54	$68.59	$51.58	$51.04	$46.27	$42.76	$30.85	$26.06	$26.46	$22.74
Number of accumulation units outstanding at end of period	51	51	51	51	51	51	51	51	51	51

TABLE 45
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2018)
Value at beginning of period	$21.93
Value at end of period	$20.39
Number of accumulation units outstanding at end of period	2,530
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$38.73	$31.93	$29.72	$29.67	$26.63	$20.39	$17.60	$17.53
Value at end of period	$36.08	$38.73	$31.93	$29.72	$29.67	$26.63	$20.39	$17.60
Number of accumulation units outstanding at end of period	29,447	26,735	25,387	24,393	20,788	28,024	28,921	36,699
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$26.00	$23.14	$19.71	$20.62	$19.06	$14.95	$12.81	$12.42
Value at end of period	$23.72	$26.00	$23.14	$19.71	$20.62	$19.06	$14.95	$12.81
Number of accumulation units outstanding at end of period	3,700	3,611	868	867	868	868	843	863
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$27.66	$20.57	$20.51	$19.23	$17.37	$16.51
Value at end of period	$27.48	$27.66	$20.57	$20.51	$19.23	$17.37
Number of accumulation units outstanding at end of period	7,353	6,057	4,630	3,344	9,910	742
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$23.61	$18.21	$19.28	$18.70	$20.44	$15.75	$13.11	$13.45
Value at end of period	$20.01	$23.61	$18.21	$19.28	$18.70	$20.44	$15.75	$13.11
Number of accumulation units outstanding at end of period	1,893	1,741	2,115	2,115	1,873	1,874	2,486	6,017
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during November 2011)
Value at beginning of period	$41.03	$37.26	$28.77	$31.22	$31.20	$23.01	$19.54	$19.07
Value at end of period	$35.57	$41.03	$37.26	$28.77	$31.22	$31.20	$23.01	$19.54
Number of accumulation units outstanding at end of period	4,425	3,077	2,357	1,651	1,059	1,695	1,202	1,102
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$73.24	$57.80	$56.80	$54.37	$50.39	$46.75
Value at end of period	$70.23	$73.24	$57.80	$56.80	$54.37	$50.39
Number of accumulation units outstanding at end of period	8	0	421	303	210	200

CFI 367

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$25.77	$22.89	$20.86	$22.25	$20.68	$16.08	$14.19	$14.32
Value at end of period	$23.24	$25.77	$22.89	$20.86	$22.25	$20.68	$16.08	$14.19
Number of accumulation units outstanding at end of period	13	13	13	13	13	13	28	773
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during November 2013)
Value at beginning of period	$30.59	$28.78	$24.85	$25.96	$23.39	$22.48
Value at end of period	$25.86	$30.59	$28.78	$24.85	$25.96	$23.39
Number of accumulation units outstanding at end of period	1,825	1,489	2,049	1,445	786	82
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$22.12	$19.37	$18.06	$18.49	$17.50	$15.07	$13.33	$13.31
Value at end of period	$20.50	$22.12	$19.37	$18.06	$18.49	$17.50	$15.07	$13.33
Number of accumulation units outstanding at end of period	5,570	2,306	2,306	2,306	2,306	2,306	2,318	2,345
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.07	$14.73	$13.92	$14.62	$14.64	$15.32	$14.27	$14.36
Value at end of period	$15.67	$16.07	$14.73	$13.92	$14.62	$14.64	$15.32	$14.27
Number of accumulation units outstanding at end of period	1,811	1,705	1,596	1,494	1,434	3,173	2,719	9,537
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.21	$9.92	$9.40	$10.03
Value at end of period	$11.08	$12.21	$9.92	$9.40
Number of accumulation units outstanding at end of period	4,506	4,183	3,830	3,453
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.66	$11.65	$11.69	$11.74	$11.80	$11.86	$11.91	$11.92
Value at end of period	$11.78	$11.66	$11.65	$11.69	$11.74	$11.80	$11.86	$11.91
Number of accumulation units outstanding at end of period	3,565	3,564	7,419	6,304	7,824	3,883	3,904	5,519
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$24.72	$20.64	$18.90	$19.27	$17.49	$13.45	$11.68	$11.45
Value at end of period	$23.50	$24.72	$20.64	$18.90	$19.27	$17.49	$13.45	$11.68
Number of accumulation units outstanding at end of period	5,203	4,229	3,161	3,008	2,589	2,589	1,514	2,377
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$27.20	$21.93	$19.99	$19.92	$17.59	$13.30	$11.68	$11.46
Value at end of period	$25.22	$27.20	$21.93	$19.99	$19.92	$17.59	$13.30	$11.68
Number of accumulation units outstanding at end of period	8,963	3,265	2,325	1,308	730	500	0	10,290
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$37.66	$33.33	$28.35	$29.01	$26.61	$19.88	$16.97	$16.95
Value at end of period	$32.10	$37.66	$33.33	$28.35	$29.01	$26.61	$19.88	$16.97
Number of accumulation units outstanding at end of period	2,649	2,127	3,160	2,196	1,202	519	374	374

CFI 368

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$36.99	$33.83	$26.70	$27.72	$26.43	$18.61	$16.64	$16.22
Value at end of period	$32.25	$36.99	$33.83	$26.70	$27.72	$26.43	$18.61	$16.64
Number of accumulation units outstanding at end of period	1,454	1,454	1,454	1,454	1,253	1,253	1,253	1,253
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$20.39	$19.51	$18.79	$18.77	$17.69	$17.80	$16.35	$16.17
Value at end of period	$20.18	$20.39	$19.51	$18.79	$18.77	$17.69	$17.80	$16.35
Number of accumulation units outstanding at end of period	4,190	2,457	1,902	1,903	2,178	2,572	4,366	15,050
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.65	$9.38	$9.35	$9.48	$10.13	$8.38	$7.09	$7.11
Value at end of period	$10.00	$11.65	$9.38	$9.35	$9.48	$10.13	$8.38	$7.09
Number of accumulation units outstanding at end of period	128	128	127	127	2,282	2,282	4,818	4,821
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$25.41	$19.68	$19.03	$17.97	$15.90	$12.20	$10.38	$10.46
Value at end of period	$24.91	$25.41	$19.68	$19.03	$17.97	$15.90	$12.20	$10.38
Number of accumulation units outstanding at end of period	3,848	3,144	2,268	1,804	1,372	1,033	1,033	1,033
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.43	$15.43	$13.62	$14.32	$13.08	$10.04	$8.80	$8.48
Value at end of period	$15.99	$17.43	$15.43	$13.62	$14.32	$13.08	$10.04	$8.80
Number of accumulation units outstanding at end of period	6,140	6,364	7,132	7,812	8,027	13,254	6,537	17,822
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$41.46	$33.31	$31.21	$31.20	$28.81	$21.94	$19.31	$19.50
Value at end of period	$38.17	$41.46	$33.31	$31.21	$31.20	$28.81	$21.94	$19.31
Number of accumulation units outstanding at end of period	1,838	1,423	889	440	473	543	289	114
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$27.06	$22.91	$20.30	$20.59	$19.59	$14.16	$12.35	$12.15
Value at end of period	$22.65	$27.06	$22.91	$20.30	$20.59	$19.59	$14.16	$12.35
Number of accumulation units outstanding at end of period	2,139	1,642	2,310	2,471	1,005	98	0	6,768
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$39.68	$35.83	$28.93	$29.30	$27.64	$20.17	$17.70	$17.27
Value at end of period	$33.22	$39.68	$35.83	$28.93	$29.30	$27.64	$20.17	$17.70
Number of accumulation units outstanding at end of period	1,667	829	69	10	10	10	19	35
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$20.73	$18.85	$17.92	$18.05	$17.02	$15.25	$13.65	$13.54
Value at end of period	$19.80	$20.73	$18.85	$17.92	$18.05	$17.02	$15.25	$13.65
Number of accumulation units outstanding at end of period	12,933	8,885	7,070	4,720	2,141	370	16	806
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2018)
Value at beginning of period	$20.83
Value at end of period	$20.34
Number of accumulation units outstanding at end of period	1,300

CFI 369

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$23.81	$21.58	$18.81	$19.30	$17.80	$14.32	$12.76	$12.43
Value at end of period	$21.45	$23.81	$21.58	$18.81	$19.30	$17.80	$14.32	$12.76
Number of accumulation units outstanding at end of period	30,898	23,525	17,170	12,575	7,980	5,178	10,653	28,175
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$27.90	$20.54	$20.60	$19.88	$19.53	$15.44	$12.75	$12.84
Value at end of period	$24.09	$27.90	$20.54	$20.60	$19.88	$19.53	$15.44	$12.75
Number of accumulation units outstanding at end of period	6,203	5,458	8,973	8,223	7,887	13,719	13,986	15,370
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$32.27	$25.99	$24.31	$23.95	$21.53	$20.56
Value at end of period	$31.07	$32.27	$25.99	$24.31	$23.95	$21.53
Number of accumulation units outstanding at end of period	4,595	3,434	2,234	2,200	1,629	413
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$36.59	$27.53	$27.26	$24.72	$22.86	$16.50	$13.94	$14.19
Value at end of period	$36.02	$36.59	$27.53	$27.26	$24.72	$22.86	$16.50	$13.94
Number of accumulation units outstanding at end of period	6,624	4,198	2,114	2,335	2,580	3,430	21,800	3,950
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.31	$10.11	$9.98	$10.37	$11.16	$9.32	$7.88	$7.94
Value at end of period	$10.41	$12.31	$10.11	$9.98	$10.37	$11.16	$9.32	$7.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	3,899	3,901	3,242

TABLE 46
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during April 2018)
Value at beginning of period	$27.51
Value at end of period	$26.79
Number of accumulation units outstanding at end of period	1,689
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$28.38	$22.17	$20.76	$21.00	$18.56	$15.22	$13.79	$14.34
Value at end of period	$28.86	$28.38	$22.17	$20.76	$21.00	$18.56	$15.22	$13.79
Number of accumulation units outstanding at end of period	5,070	0	324	266	181	93	93	93

CFI 370

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$26.04	$21.56	$19.86	$20.60	$19.02	$14.77	$13.58	$13.41
Value at end of period	$24.49	$26.04	$21.56	$19.86	$20.60	$19.02	$14.77	$13.58
Number of accumulation units outstanding at end of period	5,557	0	368	309	220	185	135	133
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.66	$12.38	$11.91	$12.26	$12.03	$13.34	$12.60	$11.23	$11.34
Value at end of period	$12.25	$12.66	$12.38	$11.91	$12.26	$12.03	$13.34	$12.60	$11.23
Number of accumulation units outstanding at end of period	2,566	0	2,471	0	0	0	332	238	10
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during August 2018)
Value at beginning of period	$10.96
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	110
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during April 2018)
Value at beginning of period	$13.22
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	6,383
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2011)
Value at beginning of period	$20.53	$16.78	$15.03	$14.65	$13.55	$10.39	$8.94	$9.10
Value at end of period	$19.02	$20.53	$16.78	$15.03	$14.65	$13.55	$10.39	$8.94
Number of accumulation units outstanding at end of period	2,482	0	492	370	291	223	149	56
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during April 2018)
Value at beginning of period	$18.02
Value at end of period	$16.67
Number of accumulation units outstanding at end of period	632
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$18.63	$14.80	$14.10	$13.84	$13.70	$10.67	$8.81	$10.36	$8.35	$5.48
Value at end of period	$16.70	$18.63	$14.80	$14.10	$13.84	$13.70	$10.67	$8.81	$10.36	$8.35
Number of accumulation units outstanding at end of period	299	0	940	849	1,474	1,337	0	0	30	30
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during April 2018)
Value at beginning of period	$12.25
Value at end of period	$12.37
Number of accumulation units outstanding at end of period	1,037
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$20.14	$16.09	$14.95	$14.30	$13.19	$9.93	$8.30	$8.79	$7.89	$5.91
Value at end of period	$19.40	$20.14	$16.09	$14.95	$14.30	$13.19	$9.93	$8.30	$8.79	$7.89
Number of accumulation units outstanding at end of period	5,250	0	23,838	21,773	23,168	25,943	28,766	27,276	26,492	25,848
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$19.42	$16.29	$14.48	$14.62	$13.25	$10.13	$9.07	$8.54	$7.59	$6.43
Value at end of period	$18.69	$19.42	$16.29	$14.48	$14.62	$13.25	$10.13	$9.07	$8.54	$7.59
Number of accumulation units outstanding at end of period	185	0	2,355	2,147	2,360	1,399	1,148	834	589	527

CFI 371

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during December 2012)
Value at beginning of period	$23.86	$21.55	$17.50	$19.68	$18.07	$12.60	$12.37
Value at end of period	$19.28	$23.86	$21.55	$17.50	$19.68	$18.07	$12.60
Number of accumulation units outstanding at end of period	257	0	11	0	576	3,430	2
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2018)
Value at beginning of period	$23.95
Value at end of period	$20.70
Number of accumulation units outstanding at end of period	357
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during April 2018)
Value at beginning of period	$12.60
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	19,781
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.17	$10.49	$10.15
Value at end of period	$11.50	$12.17	$10.49
Number of accumulation units outstanding at end of period	0	0	1,426
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.65	$9.41	$10.09	$10.68
Value at end of period	$12.49	$11.65	$9.41	$10.09
Number of accumulation units outstanding at end of period	0	0	1,495	999
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2018)
Value at beginning of period	$15.47
Value at end of period	$15.18
Number of accumulation units outstanding at end of period	661
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during February 2012)
Value at beginning of period	$16.73	$15.74	$15.01	$14.40	$11.15	$10.90	$10.07
Value at end of period	$15.90	$16.73	$15.74	$15.01	$14.40	$11.15	$10.90
Number of accumulation units outstanding at end of period	546	0	358	207	223	170	104
COLUMBIA ACORN® FUND (INSTITUTIONAL CLASS)
Value at beginning of period	$21.16	$17.02	$15.54	$15.91	$15.89	$12.23	$10.45	$11.04	$8.83	$6.37
Value at end of period	$19.93	$21.16	$17.02	$15.54	$15.91	$15.89	$12.23	$10.45	$11.04	$8.83
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	28	28
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2018)
Value at beginning of period	$18.41
Value at end of period	$16.49
Number of accumulation units outstanding at end of period	307
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2018)
Value at beginning of period	$16.23
Value at end of period	$13.83
Number of accumulation units outstanding at end of period	655

CFI 372

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$18.53	$15.32	$14.29	$14.30	$12.87	$9.88	$8.55	$8.84	$7.59	$5.64
Value at end of period	$17.22	$18.53	$15.32	$14.29	$14.30	$12.87	$9.88	$8.55	$8.84	$7.59
Number of accumulation units outstanding at end of period	6,613	0	47,431	46,726	51,082	61,944	69,720	68,421	73,979	78,775
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$16.16	$14.42	$12.31	$12.92	$11.97	$9.41	$8.08	$8.07	$7.06	$5.46
Value at end of period	$14.71	$16.16	$14.42	$12.31	$12.92	$11.97	$9.41	$8.08	$8.07	$7.06
Number of accumulation units outstanding at end of period	0	0	13,037	12,539	12,328	11,721	11,400	10,496	12,197	15,464
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.49	$14.53	$14.53	$13.66	$12.36	$9.14	$8.03	$8.07	$6.55	$5.14
Value at end of period	$19.32	$19.49	$14.53	$14.53	$13.66	$12.36	$9.14	$8.03	$8.07	$6.55
Number of accumulation units outstanding at end of period	573	0	28,437	28,687	37,362	33,591	25,035	22,105	22,685	23,855
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$11.30	$8.74	$9.27	$9.02	$9.88	$7.63	$6.37	$7.75	$6.90	$5.50
Value at end of period	$9.55	$11.30	$8.74	$9.27	$9.02	$9.88	$7.63	$6.37	$7.75	$6.90
Number of accumulation units outstanding at end of period	0	0	1,176	1,103	1,034	1,622	1,504	1,362	1,273	1,094
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$20.42	$18.60	$14.39	$15.66	$15.68	$11.60	$9.87	$10.33	$8.12	$6.33
Value at end of period	$17.66	$20.42	$18.60	$14.39	$15.66	$15.68	$11.60	$9.87	$10.33	$8.12
Number of accumulation units outstanding at end of period	691	0	1,646	1,599	1,540	1,419	1,293	1,174	1,179	2,265
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during February 2015)
Value at beginning of period	$22.46	$19.67	$17.69	$18.63
Value at end of period	$19.62	$22.46	$19.67	$17.69
Number of accumulation units outstanding at end of period	1,078	0	15	14
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$72.19	$57.12	$56.27	$53.99	$50.16	$36.06	$37.18
Value at end of period	$69.05	$72.19	$57.12	$56.27	$53.99	$50.16	$36.06
Number of accumulation units outstanding at end of period	39	0	455	455	455	119	119
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$16.84	$15.00	$13.70	$14.65	$13.65	$10.64	$9.41	$9.49	$8.73	$6.85
Value at end of period	$15.15	$16.84	$15.00	$13.70	$14.65	$13.65	$10.64	$9.41	$9.49	$8.73
Number of accumulation units outstanding at end of period	1,412	0	198	198	198	198	305	240	206	169
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during March 2016)
Value at beginning of period	$13.91	$10.55	$9.60
Value at end of period	$13.10	$13.91	$10.55
Number of accumulation units outstanding at end of period	733	0	180
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during April 2018)
Value at beginning of period	$11.63
Value at end of period	$10.09
Number of accumulation units outstanding at end of period	8
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during April 2018)
Value at beginning of period	$22.54
Value at end of period	$19.29
Number of accumulation units outstanding at end of period	105

CFI 373

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$16.21	$15.29	$13.23	$13.86	$12.52	$9.68	$8.51	$8.94	$7.18	$5.71
Value at end of period	$13.67	$16.21	$15.29	$13.23	$13.86	$12.52	$9.68	$8.51	$8.94	$7.18
Number of accumulation units outstanding at end of period	0	0	2,860	2,844	2,842	2,735	2,061	1,871	1,671	1,315
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during April 2018)
Value at beginning of period	$10.24
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	534
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during April 2018)
Value at beginning of period	$10.37
Value at end of period	$10.46
Number of accumulation units outstanding at end of period	116
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during October 2013)
Value at beginning of period	$19.25	$16.39	$15.02	$15.22	$13.91	$12.81
Value at end of period	$17.97	$19.25	$16.39	$15.02	$15.22	$13.91
Number of accumulation units outstanding at end of period	791	0	1,070	202	0	519
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$13.93	$10.41	$9.82	$11.51	$12.18	$11.32	$9.44	$11.61	$9.22	$5.11
Value at end of period	$12.15	$13.93	$10.41	$9.82	$11.51	$12.18	$11.32	$9.44	$11.61	$9.22
Number of accumulation units outstanding at end of period	5,552	0	3,129	3,352	3,947	4,742	7,079	9,398	9,774	7,544
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.40	$18.89	$16.12	$17.26	$15.53	$11.10	$9.48	$9.77	$7.97	$5.85
Value at end of period	$19.05	$21.40	$18.89	$16.12	$17.26	$15.53	$11.10	$9.48	$9.77	$7.97
Number of accumulation units outstanding at end of period	1,709	0	3,293	2,987	2,793	2,417	1,546	1,305	1,089	811
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.30	$12.73	$12.12	$12.28	$11.45	$9.92	$8.98	$9.22	$8.30	$6.89
Value at end of period	$13.61	$14.30	$12.73	$12.12	$12.28	$11.45	$9.92	$8.98	$9.22	$8.30
Number of accumulation units outstanding at end of period	304	0	1,183	1,074	966	744	603	455	495	299
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2018)
Value at beginning of period	$6.20
Value at end of period	$5.34
Number of accumulation units outstanding at end of period	19
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$13.75	$13.37	$12.80	$13.26	$12.96	$14.38	$13.32	$12.02	$11.20	$9.53
Value at end of period	$13.35	$13.75	$13.37	$12.80	$13.26	$12.96	$14.38	$13.32	$12.02	$11.20
Number of accumulation units outstanding at end of period	2,323	0	1,239	1,189	1,143	1,099	1,093	2,123	2,123	855
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2009)
Value at beginning of period	$16.88	$15.86	$13.99	$14.67	$14.77	$13.28	$11.53	$11.82	$10.08	$7.29
Value at end of period	$16.20	$16.88	$15.86	$13.99	$14.67	$14.77	$13.28	$11.53	$11.82	$10.08
Number of accumulation units outstanding at end of period	2,345	0	1,047	922	803	687	498	460	376	306

CFI 374

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during March 2016)
Value at beginning of period	$10.22	$9.99	$10.13
Value at end of period	$10.20	$10.22	$9.99
Number of accumulation units outstanding at end of period	0	0	9
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$16.20	$15.94	$15.12	$15.91	$15.78	$15.56	$13.54	$13.97	$12.49	$10.59
Value at end of period	$16.28	$16.20	$15.94	$15.12	$15.91	$15.78	$15.56	$13.54	$13.97	$12.49
Number of accumulation units outstanding at end of period	1,509	0	1,489	1,534	1,351	1,160	2,903	2,640	2,426	1,623
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during February 2012)
Value at beginning of period	$3.85	$3.54	$2.44	$3.35	$3.69	$7.65	$9.60
Value at end of period	$3.36	$3.85	$3.54	$2.44	$3.35	$3.69	$7.65
Number of accumulation units outstanding at end of period	131	0	3,302	4,112	620	242	246
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$15.31	$13.45	$12.57	$12.90	$12.24	$10.56	$9.37	$9.56	$8.44	$7.13
Value at end of period	$14.16	$15.31	$13.45	$12.57	$12.90	$12.24	$10.56	$9.37	$9.56	$8.44
Number of accumulation units outstanding at end of period	0	0	1,622	1,622	4,210	4,449	6,068	10,192	10,246	12,395
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during March 2016)
Value at beginning of period	$12.68	$10.70	$9.64
Value at end of period	$11.73	$12.68	$10.70
Number of accumulation units outstanding at end of period	612	0	48
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.47	$12.38	$11.73	$12.35	$12.39	$13.00	$12.14	$11.80	$10.26	$8.50
Value at end of period	$13.10	$13.47	$12.38	$11.73	$12.35	$12.39	$13.00	$12.14	$11.80	$10.26
Number of accumulation units outstanding at end of period	757	0	786	1,333	1,333	1,333	1,410	1,463	1,445	1,786
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.12	$9.87	$9.38	$10.02
Value at end of period	$10.96	$12.12	$9.87	$9.38
Number of accumulation units outstanding at end of period	408	0	4,040	4,078
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$9.79	$9.81	$9.86	$9.94	$10.01	$10.08	$10.16	$10.23	$10.28	$10.33
Value at end of period	$9.87	$9.79	$9.81	$9.86	$9.94	$10.01	$10.08	$10.16	$10.23	$10.28
Number of accumulation units outstanding at end of period	15,905	0	1,235	502	482	461	610	561	10,901	11,106
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.43	$15.43	$14.16	$14.47	$13.17	$10.16	$8.84	$8.93	$7.88	$6.10
Value at end of period	$17.47	$18.43	$15.43	$14.16	$14.47	$13.17	$10.16	$8.84	$8.93	$7.88
Number of accumulation units outstanding at end of period	7,578	0	15,739	17,163	16,714	21,927	22,529	23,495	24,625	20,845
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.57	$17.62	$15.49	$15.92	$15.86	$15.13	$13.37	$12.90	$11.37	$7.67
Value at end of period	$17.84	$18.57	$17.62	$15.49	$15.92	$15.86	$15.13	$13.37	$12.90	$11.37
Number of accumulation units outstanding at end of period	1,554	0	702	798	862	826	751	1,327	1,327	2,080
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.45	$15.72	$14.37	$14.35	$12.70	$9.63	$8.47	$8.55	$7.56	$6.18
Value at end of period	$17.99	$19.45	$15.72	$14.37	$14.35	$12.70	$9.63	$8.47	$8.55	$7.56
Number of accumulation units outstanding at end of period	1,838	0	4,410	4,350	4,478	4,348	6,177	6,553	7,441	7,298

CFI 375

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.44	$18.13	$15.46	$15.86	$14.59	$10.92	$9.35	$9.53	$7.88	$6.03
Value at end of period	$17.38	$20.44	$18.13	$15.46	$15.86	$14.59	$10.92	$9.35	$9.53	$7.88
Number of accumulation units outstanding at end of period	382	0	4,341	4,745	4,522	4,356	4,042	4,191	3,938	3,606
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.17	$18.49	$14.63	$15.23	$14.55	$10.27	$9.21	$9.35	$7.67	$6.19
Value at end of period	$17.53	$20.17	$18.49	$14.63	$15.23	$14.55	$10.27	$9.21	$9.35	$7.67
Number of accumulation units outstanding at end of period	1,642	0	3,915	3,736	3,554	4,668	3,220	2,952	4,371	4,238
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2018)
Value at beginning of period	$20.09
Value at end of period	$18.55
Number of accumulation units outstanding at end of period	3,213
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.59	$14.00	$13.52	$13.54	$12.79	$12.90	$11.88	$11.13	$10.21	$9.22
Value at end of period	$14.41	$14.59	$14.00	$13.52	$13.54	$12.79	$12.90	$11.88	$11.13	$10.21
Number of accumulation units outstanding at end of period	20,981	0	1,291	2,310	4,634	13,883	15,404	14,637	14,145	13,128
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.40	$9.20	$9.19	$9.34	$10.00	$8.30	$7.04	$8.08	$7.55	$5.95
Value at end of period	$9.76	$11.40	$9.20	$9.19	$9.34	$10.00	$8.30	$7.04	$8.08	$7.55
Number of accumulation units outstanding at end of period	8,102	0	1,740	1,339	33	33	63	359	275	551
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.96	$19.38	$18.78	$17.79	$15.77	$12.14	$10.35	$10.32
Value at end of period	$24.40	$24.96	$19.38	$18.78	$17.79	$15.77	$12.14	$10.35
Number of accumulation units outstanding at end of period	5,307	0	17,266	17,088	14,481	3,387	3,625	3,481
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.85	$15.84	$14.01	$14.78	$13.52	$10.41	$9.15	$8.90	$7.51	$6.72
Value at end of period	$16.33	$17.85	$15.84	$14.01	$14.78	$13.52	$10.41	$9.15	$8.90	$7.51
Number of accumulation units outstanding at end of period	3,697	0	17,618	16,917	16,955	12,653	11,776	10,831	5,645	5,205
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.11	$19.42	$18.24	$18.28	$16.92	$12.92	$11.40	$11.54	$8.92	$6.36
Value at end of period	$22.14	$24.11	$19.42	$18.24	$18.28	$16.92	$12.92	$11.40	$11.54	$8.92
Number of accumulation units outstanding at end of period	6,281	0	5,563	5,664	5,183	4,713	2,760	1,907	118	110
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$35.82	$27.49	$25.99	$24.34	$21.68	$16.55	$14.56	$14.39
Value at end of period	$35.21	$35.82	$27.49	$25.99	$24.34	$21.68	$16.55	$14.56
Number of accumulation units outstanding at end of period	3,167	0	504	6,245	623	266	167	111
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.20	$17.43	$15.83	$15.62	$13.94	$10.63	$9.27	$9.11	$8.18	$6.94
Value at end of period	$20.32	$21.20	$17.43	$15.83	$15.62	$13.94	$10.63	$9.27	$9.11	$8.18
Number of accumulation units outstanding at end of period	3,592	0	11,719	813	337	190	188	49	825	339
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.83	$23.88	$20.87	$21.85	$19.62	$15.03	$13.06	$13.09	$11.87	$10.06
Value at end of period	$24.81	$26.83	$23.88	$20.87	$21.85	$19.62	$15.03	$13.06	$13.09	$11.87
Number of accumulation units outstanding at end of period	1,516	0	1,492	1,404	1,231	1,232	995	818	597	435

CFI 376

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$34.01	$27.55	$25.99	$26.39	$23.93	$17.88	$15.59	$16.06	$12.86	$11.42
Value at end of period	$31.94	$34.01	$27.55	$25.99	$26.39	$23.93	$17.88	$15.59	$16.06	$12.86
Number of accumulation units outstanding at end of period	166	0	3,369	3,099	2,340	2,251	1,405	1,307	26	20
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$22.02	$18.81	$16.71	$17.32	$15.49	$11.63	$10.01	$10.28	$8.47
Value at end of period	$19.82	$22.02	$18.81	$16.71	$17.32	$15.49	$11.63	$10.01	$10.28
Number of accumulation units outstanding at end of period	6,922	0	8,099	8,186	6,481	425	492	368	526
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$22.40	$19.75	$16.43	$17.35	$16.66	$12.09	$10.50	$11.01	$9.10
Value at end of period	$19.73	$22.40	$19.75	$16.43	$17.35	$16.66	$12.09	$10.50	$11.01
Number of accumulation units outstanding at end of period	6,514	0	1,617	1,153	534	504	534	369	485
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.34	$19.81	$17.60	$17.89	$17.07	$12.37	$10.82	$10.81	$8.23	$6.33
Value at end of period	$19.49	$23.34	$19.81	$17.60	$17.89	$17.07	$12.37	$10.82	$10.81	$8.23
Number of accumulation units outstanding at end of period	1,787	0	1,927	1,734	1,970	1,730	558	438	317	182
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$22.02	$19.94	$16.14	$16.39	$15.50	$11.33	$9.97	$10.30	$8.35	$6.59
Value at end of period	$18.39	$22.02	$19.94	$16.14	$16.39	$15.50	$11.33	$9.97	$10.30	$8.35
Number of accumulation units outstanding at end of period	434	0	886	881	902	1,551	1,198	1,111	1,078	1,094
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.17	$12.38	$11.79	$11.88	$11.34	$9.82	$8.72	$9.07	$8.03	$6.43
Value at end of period	$13.26	$14.17	$12.38	$11.79	$11.88	$11.34	$9.82	$8.72	$9.07	$8.03
Number of accumulation units outstanding at end of period	375,907	0	10,872	9,358	0	0	901	901	168	168
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$14.81	$12.49	$11.85	$11.99	$11.43	$9.57	$8.38	$8.85	$7.78	$6.11
Value at end of period	$13.47	$14.81	$12.49	$11.85	$11.99	$11.43	$9.57	$8.38	$8.85	$7.78
Number of accumulation units outstanding at end of period	226,740	0	6,714	5,176	4,343	3,342	5,213	4,603	1,785	1,786
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$14.92	$12.39	$11.74	$11.94	$11.34	$9.25	$8.07	$8.58	$7.51	$5.82
Value at end of period	$13.29	$14.92	$12.39	$11.74	$11.94	$11.34	$9.25	$8.07	$8.58	$7.51
Number of accumulation units outstanding at end of period	184,826	0	6,321	5,123	4,276	3,342	3,834	4,000	3,310	3,224
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2016)
Value at beginning of period	$20.26	$16.77	$15.74
Value at end of period	$17.98	$20.26	$16.77
Number of accumulation units outstanding at end of period	53,590	0	6
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$15.08	$13.24	$12.55	$12.70	$12.03	$10.48	$9.29	$9.59	$8.57	$6.95
Value at end of period	$13.97	$15.08	$13.24	$12.55	$12.70	$12.03	$10.48	$9.29	$9.59	$8.57
Number of accumulation units outstanding at end of period	6,116	0	0	9	9	9	9	9	9	9
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2010)
Value at beginning of period	$14.14	$13.03	$12.57	$12.65	$12.05	$11.35	$10.42	$10.46	$9.67
Value at end of period	$13.61	$14.14	$13.03	$12.57	$12.65	$12.05	$11.35	$10.42	$10.46
Number of accumulation units outstanding at end of period	144,480	0	218	214	211	208	205	201	198

CFI 377

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2018)
Value at beginning of period	$14.18
Value at end of period	$13.65
Number of accumulation units outstanding at end of period	4,870
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2016)
Value at beginning of period	$14.86	$13.54	$12.99
Value at end of period	$14.15	$14.86	$13.54
Number of accumulation units outstanding at end of period	220	0	7
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$15.12	$12.92	$12.18	$12.42	$11.74	$9.66	$8.47	$8.79	$7.83	$6.30
Value at end of period	$13.76	$15.12	$12.92	$12.18	$12.42	$11.74	$9.66	$8.47	$8.79	$7.83
Number of accumulation units outstanding at end of period	2,838	0	480	457	447	172	172	141	113	80
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$14.99	$13.19	$12.46	$12.63	$12.04
Value at end of period	$13.97	$14.99	$13.19	$12.46	$12.63
Number of accumulation units outstanding at end of period	0	0	0	0	4,789
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.06	$12.75	$12.55	$12.62	$12.02	$12.43	$12.06	$11.34	$10.76	$10.24
Value at end of period	$12.92	$13.06	$12.75	$12.55	$12.62	$12.02	$12.43	$12.06	$11.34	$10.76
Number of accumulation units outstanding at end of period	5,386	0	2,467	2,410	359	359	409	409	409	774
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$24.42	$22.14	$17.98	$18.44	$16.52	$12.67	$10.97	$11.41	$9.42	$7.00
Value at end of period	$20.76	$24.42	$22.14	$17.98	$18.44	$16.52	$12.67	$10.97	$11.41	$9.42
Number of accumulation units outstanding at end of period	3,937	0	253	0	0	0	0	15	121	156
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$20.58	$16.17	$15.47	$16.41	$15.84	$11.50	$9.68	$9.54	$7.60	$5.66
Value at end of period	$20.03	$20.58	$16.17	$15.47	$16.41	$15.84	$11.50	$9.68	$9.54	$7.60
Number of accumulation units outstanding at end of period	1,042	0	3,024	3,408	4,594	4,717	2,438	2,080	1,915	1,094
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.26	$13.88	$13.86	$14.16	$12.51	$12.12	$9.69	$10.29	$8.91	$6.71
Value at end of period	$13.85	$15.26	$13.88	$13.86	$14.16	$12.51	$12.12	$9.69	$10.29	$8.91
Number of accumulation units outstanding at end of period	3,307	0	707	598	521	455	404	245	291	277
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.40	$15.71	$15.19	$14.86	$11.53	$11.38	$9.93	$9.13	$7.19	$5.33
Value at end of period	$15.04	$16.40	$15.71	$15.19	$14.86	$11.53	$11.38	$9.93	$9.13	$7.19
Number of accumulation units outstanding at end of period	83	0	3,003	2,452	459	173	171	128	127	927
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$18.07	$14.98	$13.92	$13.62	$12.16	$9.09	$8.16	$8.63	$7.76	$5.94
Value at end of period	$16.32	$18.07	$14.98	$13.92	$13.62	$12.16	$9.09	$8.16	$8.63	$7.76
Number of accumulation units outstanding at end of period	3,794	0	0	0	0	0	30	30	30	736
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$19.76	$17.95	$14.62	$15.18	$14.66	$10.55	$9.31	$9.55
Value at end of period	$16.13	$19.76	$17.95	$14.62	$15.18	$14.66	$10.55	$9.31
Number of accumulation units outstanding at end of period	1,639	0	403	343	283	243	146	55

CFI 378

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.62	$15.94	$13.64	$14.61	$13.49	$10.07	$8.55	$8.80	$7.70	$6.03
Value at end of period	$16.19	$18.62	$15.94	$13.64	$14.61	$13.49	$10.07	$8.55	$8.80	$7.70
Number of accumulation units outstanding at end of period	0	0	1,970	1,969	1,970	1,970	1,969	1,969	2,211	2,013
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.33	$16.66	$14.56	$14.98	$13.85	$11.17	$9.97	$10.16	$9.11	$7.48
Value at end of period	$16.47	$18.33	$16.66	$14.56	$14.98	$13.85	$11.17	$9.97	$10.16	$9.11
Number of accumulation units outstanding at end of period	1,684	0	2,875	3,844	5,480	4,011	4,395	4,690	6,363	6,284
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.77	$16.61	$13.95	$14.48	$13.25	$9.97	$8.77	$9.03	$8.09	$6.57
Value at end of period	$16.10	$18.77	$16.61	$13.95	$14.48	$13.25	$9.97	$8.77	$9.03	$8.09
Number of accumulation units outstanding at end of period	273	0	885	867	881	5,297	4,366	4,688	4,424	4,124
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.89	$8.38	$7.47	$8.94	$8.93	$9.54	$8.07	$9.95	$8.33	$4.89
Value at end of period	$9.82	$11.89	$8.38	$7.47	$8.94	$8.93	$9.54	$8.07	$9.95	$8.33
Number of accumulation units outstanding at end of period	845	0	3,012	2,720	2,501	3,075	2,518	2,014	1,845	2,540
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$21.99	$19.48	$17.12	$17.78	$15.58	$11.94	$10.02	$9.92	$8.12	$6.51
Value at end of period	$19.17	$21.99	$19.48	$17.12	$17.78	$15.58	$11.94	$10.02	$9.92	$8.12
Number of accumulation units outstanding at end of period	2,018	0	2,252	2,334	924	558	385	227	118	517
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2018)
Value at beginning of period	$23.37
Value at end of period	$20.94
Number of accumulation units outstanding at end of period	2,617
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.01	$13.29	$13.36	$12.93	$12.73	$10.09	$8.35	$9.16	$7.95	$5.74
Value at end of period	$15.51	$18.01	$13.29	$13.36	$12.93	$12.73	$10.09	$8.35	$9.16	$7.95
Number of accumulation units outstanding at end of period	1,253	0	17,764	21,352	21,249	22,399	20,302	20,741	25,596	27,739
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2009)
Value at beginning of period	$19.63	$18.42	$16.24	$17.15	$17.22	$15.45	$13.39	$13.59	$11.50	$11.50
Value at end of period	$18.96	$19.63	$18.42	$16.24	$17.15	$17.22	$15.45	$13.39	$13.59	$11.50
Number of accumulation units outstanding at end of period	5,222	0	142	142	16	16	16	16	11	0
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.37	$18.70	$17.44	$16.70	$15.00	$12.37	$10.88	$10.66	$9.42	$7.12
Value at end of period	$21.31	$21.37	$18.70	$17.44	$16.70	$15.00	$12.37	$10.88	$10.66	$9.42
Number of accumulation units outstanding at end of period	21,052	0	6,168	4,675	4,534	3,096	1,977	1,603	1,721	1,302
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.51	$18.17	$17.04	$16.83	$15.16	$11.30	$9.81	$10.26	$8.04	$5.53
Value at end of period	$21.62	$22.51	$18.17	$17.04	$16.83	$15.16	$11.30	$9.81	$10.26	$8.04
Number of accumulation units outstanding at end of period	931	0	18,036	18,834	18,937	18,143	18,431	18,164	20,112	19,832
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.42	$15.10	$12.81	$13.86	$13.00	$10.09	$8.68	$8.82	$7.73	$6.23
Value at end of period	$15.68	$17.42	$15.10	$12.81	$13.86	$13.00	$10.09	$8.68	$8.82	$7.73
Number of accumulation units outstanding at end of period	9,192	0	1,077	1,018	1,102	5,774	5,213	5,044	5,000	5,052

CFI 379

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$23.53	$17.75	$17.62	$16.02	$14.85	$10.74	$9.10	$9.27	$7.99	$5.63
Value at end of period	$23.10	$23.53	$17.75	$17.62	$16.02	$14.85	$10.74	$9.10	$9.27	$7.99
Number of accumulation units outstanding at end of period	9,324	0	10,961	11,136	9,042	7,687	6,898	6,053	5,206	4,444
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$10.97	$8.64	$8.54	$8.69	$8.85	$7.80	$6.62	$7.61	$6.74	$4.93
Value at end of period	$9.35	$10.97	$8.64	$8.54	$8.69	$8.85	$7.80	$6.62	$7.61	$6.74
Number of accumulation units outstanding at end of period	502	0	493	478	36	36	36	560	470	373
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.04	$9.92	$9.81	$10.23	$11.03	$9.24	$7.83	$8.96	$8.30	$6.32
Value at end of period	$10.16	$12.04	$9.92	$9.81	$10.23	$11.03	$9.24	$7.83	$8.96	$8.30
Number of accumulation units outstanding at end of period	2,041	0	0	1,349	0	0	24	0	0	110
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$13.90	$11.85	$10.76	$11.73	$12.16	$9.38	$7.76	$8.29	$7.75	$5.90
Value at end of period	$11.82	$13.90	$11.85	$10.76	$11.73	$12.16	$9.38	$7.76	$8.29	$7.75
Number of accumulation units outstanding at end of period	2,378	0	0	0	0	0	0	0	0	546
WANGER INTERNATIONAL
Value at beginning of period	$14.23	$10.79	$11.02	$11.09	$11.69	$9.63	$7.98	$9.42	$7.59	$5.11
Value at end of period	$11.62	$14.23	$10.79	$11.02	$11.09	$11.69	$9.63	$7.98	$9.42	$7.59
Number of accumulation units outstanding at end of period	1,566	0	0	100	100	100	114	114	114	100
WANGER SELECT
Value at beginning of period	$18.40	$14.64	$13.01	$13.07	$12.77	$9.56	$8.13	$9.95	$7.92	$4.80
Value at end of period	$16.00	$18.40	$14.64	$13.01	$13.07	$12.77	$9.56	$8.13	$9.95	$7.92
Number of accumulation units outstanding at end of period	548	0	1,097	1,173	3,055	2,988	2,942	3,246	1,552	1,129
WANGER USA
Value at beginning of period	$20.96	$17.66	$15.65	$15.86	$15.25	$11.49	$9.64	$10.07	$8.22	$5.83
Value at end of period	$20.50	$20.96	$17.66	$15.65	$15.86	$15.25	$11.49	$9.64	$10.07	$8.22
Number of accumulation units outstanding at end of period	109	0	400	375	351	365	298	235	196	151
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2018)
Value at beginning of period	$20.95
Value at end of period	$18.34
Number of accumulation units outstanding at end of period	124

TABLE 47
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$20.39	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12
Value at end of period	$18.88	$20.39	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09
Number of accumulation units outstanding at end of period	269,906	285,741	298,870	306,719	330,406	366,219	396,533	456,739	466,994	506,994

CFI 380

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$30.53	$24.41	$22.69	$21.71	$20.03	$15.09	$12.62	$13.37	$12.00	$8.99
Value at end of period	$29.39	$30.53	$24.41	$22.69	$21.71	$20.03	$15.09	$12.62	$13.37	$12.00
Number of accumulation units outstanding at end of period	126,503	130,762	139,752	147,255	157,397	155,334	158,034	157,239	162,415	173,084
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$26.78	$22.47	$19.99	$20.19	$18.31	$14.00	$12.55	$11.82	$10.52	$8.91
Value at end of period	$25.77	$26.78	$22.47	$19.99	$20.19	$18.31	$14.00	$12.55	$11.82	$10.52
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	98
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2015)
Value at beginning of period	$23.77	$21.48	$17.45	$19.12
Value at end of period	$19.20	$23.77	$21.48	$17.45
Number of accumulation units outstanding at end of period	20	9	5	5
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$40.86	$36.77	$34.37	$35.42	$32.58	$27.83	$25.39	$24.47	$22.01	$17.70
Value at end of period	$39.45	$40.86	$36.77	$34.37	$35.42	$32.58	$27.83	$25.39	$24.47	$22.01
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
COLUMBIA ACORN® FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during February 2016)
Value at beginning of period	$21.02	$16.92	$13.86
Value at end of period	$19.79	$21.02	$16.92
Number of accumulation units outstanding at end of period	249	157	81
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.28
Number of accumulation units outstanding at end of period	58,229
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$19.07	$16.96	$15.00	$15.95	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10
Value at end of period	$16.37	$19.07	$16.96	$15.00	$15.95	$14.35	$10.71	$9.26	$9.76	$8.00
Number of accumulation units outstanding at end of period	95,954	98,292	100,734	104,981	108,369	113,247	131,870	142,364	154,123	180,796
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$71.97	$59.53	$55.56	$55.63	$50.09	$38.46	$33.30	$34.44	$29.62	$22.00
Value at end of period	$66.84	$71.97	$59.53	$55.56	$55.63	$50.09	$38.46	$33.30	$34.44	$29.62
Number of accumulation units outstanding at end of period	124,740	125,305	134,894	143,167	146,119	154,741	168,652	179,268	191,496	212,686
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$46.79	$41.78	$35.68	$37.45	$34.73	$27.32	$23.47	$23.43	$20.51	$15.88
Value at end of period	$42.57	$46.79	$41.78	$35.68	$37.45	$34.73	$27.32	$23.47	$23.43	$20.51
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$49.21	$36.71	$36.71	$34.52	$31.27	$23.12	$20.32	$20.44	$16.59	$13.04
Value at end of period	$48.73	$49.21	$36.71	$36.71	$34.52	$31.27	$23.12	$20.32	$20.44	$16.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	17	0
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.42	$21.99	$23.35	$22.71	$24.90	$19.25	$16.07	$19.55	$17.42	$13.88
Value at end of period	$24.02	$28.42	$21.99	$23.35	$22.71	$24.90	$19.25	$16.07	$19.55	$17.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 381

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$38.64	$35.20	$27.25	$29.66	$29.73	$22.00	$18.73	$19.62	$15.42	$12.04
Value at end of period	$33.39	$38.64	$35.20	$27.25	$29.66	$29.73	$22.00	$18.73	$19.62	$15.42
Number of accumulation units outstanding at end of period	44,296	41,795	40,185	40,418	38,582	36,744	35,557	36,658	37,403	31,775
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$18.69	$16.65	$15.22	$16.28	$15.18	$11.84	$10.48	$10.57	$9.72	$7.64
Value at end of period	$16.80	$18.69	$16.65	$15.22	$16.28	$15.18	$11.84	$10.48	$10.57	$9.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.19	$21.30	$17.02	$17.79	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17
Value at end of period	$19.15	$23.19	$21.30	$17.02	$17.79	$17.07	$12.69	$11.02	$11.32	$9.14
Number of accumulation units outstanding at end of period	66,604	68,491	77,257	74,362	79,596	77,513	78,918	83,694	88,108	94,683
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$25.86	$24.40	$21.13	$22.14	$20.01	$15.48	$13.62	$14.31	$11.50	$9.15
Value at end of period	$21.80	$25.86	$24.40	$21.13	$22.14	$20.01	$15.48	$13.62	$14.31	$11.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$21.75	$18.52	$16.99	$17.22	$15.74	$11.50	$10.46	$10.88	$8.95	$6.92
Value at end of period	$20.29	$21.75	$18.52	$16.99	$17.22	$15.74	$11.50	$10.46	$10.88	$8.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$94.95	$71.01	$66.97	$78.55	$83.18	$77.39	$64.55	$79.45	$63.07	$34.98
Value at end of period	$82.75	$94.95	$71.01	$66.97	$78.55	$83.18	$77.39	$64.55	$79.45	$63.07
Number of accumulation units outstanding at end of period	42,028	41,772	41,448	39,800	36,520	32,184	32,769	34,088	32,658	29,125
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$29.50	$26.05	$22.25	$23.83	$21.46	$15.34	$13.11	$13.51	$11.04	$8.11
Value at end of period	$26.25	$29.50	$26.05	$22.25	$23.83	$21.46	$15.34	$13.11	$13.51	$11.04
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$19.07	$16.99	$16.18	$16.40	$15.30	$13.26	$12.01	$12.33	$11.11	$9.23
Value at end of period	$18.14	$19.07	$16.99	$16.18	$16.40	$15.30	$13.26	$12.01	$12.33	$11.11
Number of accumulation units outstanding at end of period	5,990	7,509	7,432	12,461	11,535	15,579	12,417	11,636	11,281	12,946
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.90	$15.47	$14.82	$15.36	$15.01	$16.67	$15.45	$13.95	$13.01	$11.08
Value at end of period	$15.43	$15.90	$15.47	$14.82	$15.36	$15.01	$16.67	$15.45	$13.95	$13.01
Number of accumulation units outstanding at end of period	29,809	34,846	36,868	45,941	48,024	49,452	83,071	50,448	40,715	19,772
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.76	$19.51	$17.22	$18.07	$18.20	$16.37	$14.22	$14.58	$12.45	$7.82
Value at end of period	$19.91	$20.76	$19.51	$17.22	$18.07	$18.20	$16.37	$14.22	$14.58	$12.45
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$22.25	$21.91	$20.79	$21.89	$21.73	$21.43	$18.65	$19.26	$17.23	$14.61
Value at end of period	$22.35	$22.25	$21.91	$20.79	$21.89	$21.73	$21.43	$18.65	$19.26	$17.23
Number of accumulation units outstanding at end of period	8,919	10,261	11,049	13,425	13,109	16,054	19,340	18,543	21,241	25,641

CFI 382

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during November 2013)
Value at beginning of period	$3.84	$3.53	$2.44	$3.35	$3.68	$3.94
Value at end of period	$3.34	$3.84	$3.53	$2.44	$3.35	$3.68
Number of accumulation units outstanding at end of period	3,907	3,482	1,265	831	235	30
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$47.34	$41.59	$38.89	$39.94	$37.90	$32.74	$29.04	$29.67	$26.20	$22.15
Value at end of period	$43.75	$47.34	$41.59	$38.89	$39.94	$37.90	$32.74	$29.04	$29.67	$26.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.42	$14.17	$13.44	$14.16	$14.21	$14.92	$13.94	$13.55	$11.79	$9.77
Value at end of period	$14.99	$15.42	$14.17	$13.44	$14.16	$14.21	$14.92	$13.94	$13.55	$11.79
Number of accumulation units outstanding at end of period	15,804	16,123	14,780	15,146	20,918	27,586	26,416	30,118	28,477	27,838
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.10	$9.86	$9.37	$10.02
Value at end of period	$10.94	$12.10	$9.86	$9.37
Number of accumulation units outstanding at end of period	126,558	122,774	127,766	142,194
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$15.32	$15.35	$15.44	$15.56	$15.69	$15.81	$15.93	$16.06	$16.15	$16.22
Value at end of period	$15.43	$15.32	$15.35	$15.44	$15.56	$15.69	$15.81	$15.93	$16.06	$16.15
Number of accumulation units outstanding at end of period	54,628	15,971	15,923	17,998	11,988	23,429	21,985	27,151	32,861	32,923
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$50.69	$42.46	$38.99	$39.87	$36.30	$28.01	$24.39	$24.65	$21.77	$16.85
Value at end of period	$48.05	$50.69	$42.46	$38.99	$39.87	$36.30	$28.01	$24.39	$24.65	$21.77
Number of accumulation units outstanding at end of period	4,191	4,591	3,551	2,144	1,505	2,137	1,860	897	0	0
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.48	$20.38	$17.93	$18.44	$18.38	$17.54	$15.51	$14.97	$13.21	$8.91
Value at end of period	$20.62	$21.48	$20.38	$17.93	$18.44	$18.38	$17.54	$15.51	$14.97	$13.21
Number of accumulation units outstanding at end of period	22,052	16,160	17,567	16,173	16,765	17,145	15,390	13,610	11,302	13,760
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$46.30	$37.44	$34.23	$34.21	$30.29	$22.97	$20.23	$20.41	$18.06	$14.77
Value at end of period	$42.80	$46.30	$37.44	$34.23	$34.21	$30.29	$22.97	$20.23	$20.41	$18.06
Number of accumulation units outstanding at end of period	1,065	0	0	0	0	0	0	0	0	0
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$50.68	$44.98	$38.38	$39.39	$36.24	$27.15	$23.25	$23.71	$19.61	$15.00
Value at end of period	$43.06	$50.68	$44.98	$38.38	$39.39	$36.24	$27.15	$23.25	$23.71	$19.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.26	$33.26	$26.33	$27.42	$26.22	$18.52	$16.61	$16.87	$13.84	$11.18
Value at end of period	$31.51	$36.26	$33.26	$26.33	$27.42	$26.22	$18.52	$16.61	$16.87	$13.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$30.78	$29.54	$28.54	$28.60	$27.03	$27.28	$25.14	$23.56	$21.62	$19.54
Value at end of period	$30.37	$30.78	$29.54	$28.54	$28.60	$27.03	$27.28	$25.14	$23.56	$21.62
Number of accumulation units outstanding at end of period	28,732	30,668	27,970	26,608	22,075	19,622	22,689	22,236	18,908	20,038

CFI 383

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.32	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53	$6.92
Value at end of period	$9.69	$11.32	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53
Number of accumulation units outstanding at end of period	13,165	16,742	16,208	10,039	9,589	7,308	6,996	12,141	12,765	14,627
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$24.87	$19.32	$18.73	$17.75	$16.97
Value at end of period	$24.31	$24.87	$19.32	$18.73	$17.75
Number of accumulation units outstanding at end of period	38,761	19,078	16,200	15,763	19,091
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.83	$14.94	$13.23	$13.96	$12.78	$9.84	$8.65	$8.42	$7.11	$6.36
Value at end of period	$15.40	$16.83	$14.94	$13.23	$13.96	$12.78	$9.84	$8.65	$8.42	$7.11
Number of accumulation units outstanding at end of period	49,651	52,678	56,536	64,861	71,425	40,327	49,984	53,420	51,459	64,104
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$35.63	$28.72	$26.98	$27.06	$25.06	$19.14	$16.90	$17.12	$13.24	$9.44
Value at end of period	$32.70	$35.63	$28.72	$26.98	$27.06	$25.06	$19.14	$16.90	$17.12	$13.24
Number of accumulation units outstanding at end of period	168,580	163,916	34,014	31,977	26,613	29,630	0	0	0	0
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.06	$17.32	$15.74	$15.54	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64
Value at end of period	$20.17	$21.06	$17.32	$15.74	$15.54	$13.87	$10.59	$9.24	$9.08	$8.16
Number of accumulation units outstanding at end of period	162,631	165,966	174,615	173,463	179,830	179,244	205,320	213,760	220,242	271,465
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.87	$18.69	$16.61	$17.23	$15.41	$11.58	$9.97	$10.24	$8.25	$5.93
Value at end of period	$19.68	$21.87	$18.69	$16.61	$17.23	$15.41	$11.58	$9.97	$10.24	$8.25
Number of accumulation units outstanding at end of period	80,534	86,330	89,723	93,522	89,796	94,083	107,543	117,352	126,204	147,717
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.25	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98	$8.75	$6.90
Value at end of period	$19.59	$22.25	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98	$8.75
Number of accumulation units outstanding at end of period	15,312	14,985	12,511	10,787	7,240	4,435	2,077	1,734	791	16
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.75	$20.16	$17.92	$18.23	$17.40	$12.61	$11.04	$11.03	$8.40	$6.46
Value at end of period	$19.82	$23.75	$20.16	$17.92	$18.23	$17.40	$12.61	$11.04	$11.03	$8.40
Number of accumulation units outstanding at end of period	0	0	85	74	61	55	0	0	0	0
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$69.33	$62.79	$50.85	$51.66	$48.88	$35.77	$31.48	$32.55	$26.38	$20.84
Value at end of period	$57.88	$69.33	$62.79	$50.85	$51.66	$48.88	$35.77	$31.48	$32.55	$26.38
Number of accumulation units outstanding at end of period	12	6	3	0	0	0	0	0	0	0
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.25	$15.96	$15.19	$15.33	$14.63	$12.68	$11.27	$11.72	$10.38	$8.32
Value at end of period	$17.07	$18.25	$15.96	$15.19	$15.33	$14.63	$12.68	$11.27	$11.72	$10.38
Number of accumulation units outstanding at end of period	47,085	43,719	40,780	40,161	27,726	26,758	23,064	18,626	19,510	23,662
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$19.79	$16.70	$15.85	$16.05	$15.31	$12.82	$11.23	$11.87	$10.45	$8.20
Value at end of period	$17.99	$19.79	$16.70	$15.85	$16.05	$15.31	$12.82	$11.23	$11.87	$10.45
Number of accumulation units outstanding at end of period	66,267	62,105	67,602	68,207	62,178	59,791	52,844	48,908	55,119	52,485

CFI 384

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.61	$17.13	$16.23	$16.52	$15.70	$12.82	$11.19	$11.89	$10.41	$8.08
Value at end of period	$18.35	$20.61	$17.13	$16.23	$16.52	$15.70	$12.82	$11.19	$11.89	$10.41
Number of accumulation units outstanding at end of period	44,972	42,730	40,403	37,089	31,046	33,230	29,612	24,824	22,040	20,047
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$20.18	$16.72	$15.83	$16.10	$15.27	$12.47	$10.88	$11.80
Value at end of period	$17.90	$20.18	$16.72	$15.83	$16.10	$15.27	$12.47	$10.88
Number of accumulation units outstanding at end of period	23,594	17,733	9,151	6,448	5,023	2,777	839	82
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.98	$13.16	$12.48	$12.63	$11.98	$10.44	$10.07
Value at end of period	$13.87	$14.98	$13.16	$12.48	$12.63	$11.98	$10.44
Number of accumulation units outstanding at end of period	1,115	1,390	1,174	1,008	581	490	341
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.18	$14.92	$14.39	$14.49	$13.81	$13.02	$11.95	$12.01	$11.04	$9.50
Value at end of period	$15.56	$16.18	$14.92	$14.39	$14.49	$13.81	$13.02	$11.95	$12.01	$11.04
Number of accumulation units outstanding at end of period	11,201	2,479	4,166	2,268	59	2,921	59	80	80	640
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.27	$13.04	$12.41	$12.56	$11.99	$11.04	$9.93	$9.81
Value at end of period	$13.55	$14.27	$13.04	$12.41	$12.56	$11.99	$11.04	$9.93
Number of accumulation units outstanding at end of period	117	115	23	18	16	67	475	61
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$30.05	$27.40	$26.13	$26.40	$24.96	$22.44	$20.14	$19.95	$18.10	$15.48
Value at end of period	$28.61	$30.05	$27.40	$26.13	$26.40	$24.96	$22.44	$20.14	$19.95	$18.10
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$34.34	$29.36	$27.68	$28.24	$26.71	$22.00	$19.28	$20.02	$17.85	$14.37
Value at end of period	$31.23	$34.34	$29.36	$27.68	$28.24	$26.71	$22.00	$19.28	$20.02	$17.85
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$31.83	$28.02	$26.49	$26.85	$25.37	$21.94	$19.47	$19.73	$17.76	$14.69
Value at end of period	$29.66	$31.83	$28.02	$26.49	$26.85	$25.37	$21.94	$19.47	$19.73	$17.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.97	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30	$10.73	$10.17
Value at end of period	$12.82	$12.97	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30	$10.73
Number of accumulation units outstanding at end of period	15,701	12,431	9,574	10,084	12,690	12,311	11,111	11,375	8,967	6
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$28.05
Value at end of period	$26.27
Number of accumulation units outstanding at end of period	17
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.18	$35.55	$28.88	$29.63	$26.55	$20.38	$17.65	$18.38	$15.18	$11.28
Value at end of period	$33.29	$39.18	$35.55	$28.88	$29.63	$26.55	$20.38	$17.65	$18.38	$15.18
Number of accumulation units outstanding at end of period	15,881	13,414	13,525	11,946	11,375	11,124	9,399	7,714	10,772	7,693

CFI 385

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$39.56	$31.11	$29.77	$31.60	$30.52	$22.16	$18.67	$18.41	$14.67	$10.94
Value at end of period	$38.50	$39.56	$31.11	$29.77	$31.60	$30.52	$22.16	$18.67	$18.41	$14.67
Number of accumulation units outstanding at end of period	14,146	13,489	15,768	18,441	19,554	21,619	15,430	19,261	19,636	21,025
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.18	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71
Value at end of period	$13.77	$15.18	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90
Number of accumulation units outstanding at end of period	8,458	7,364	7,255	8,165	7,509	6,569	6,093	4,945	5,759	7,090
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.81	$18.02	$17.43	$17.07	$13.25	$13.08	$11.41	$10.51	$8.28	$6.14
Value at end of period	$17.23	$18.81	$18.02	$17.43	$17.07	$13.25	$13.08	$11.41	$10.51	$8.28
Number of accumulation units outstanding at end of period	25,329	25,258	26,934	31,672	33,530	24,662	28,540	22,631	28,872	21,837
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$39.45	$32.71	$30.41	$29.77	$26.60	$19.90	$17.87	$18.90	$17.00	$13.02
Value at end of period	$35.62	$39.45	$32.71	$30.41	$29.77	$26.60	$19.90	$17.87	$18.90	$17.00
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.19	$19.26	$15.69	$16.30	$15.75	$11.34	$10.11	$10.37	$8.34	$6.74
Value at end of period	$17.29	$21.19	$19.26	$15.69	$16.30	$15.75	$11.34	$10.11	$10.37	$8.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$27.48	$23.54	$20.15	$21.60	$19.95	$14.90	$12.65	$13.03	$11.41	$8.95
Value at end of period	$23.88	$27.48	$23.54	$20.15	$21.60	$19.95	$14.90	$12.65	$13.03	$11.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.84	$20.76	$18.15	$18.68	$17.29	$13.94	$12.46	$12.70	$11.40	$9.37
Value at end of period	$20.51	$22.84	$20.76	$18.15	$18.68	$17.29	$13.94	$12.46	$12.70	$11.40
Number of accumulation units outstanding at end of period	84,135	100,642	113,213	117,483	127,011	149,506	172,449	187,344	198,460	220,683
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.79	$21.94	$18.44	$19.15	$17.53	$13.20	$11.62	$11.97	$10.72	$8.72
Value at end of period	$21.25	$24.79	$21.94	$18.44	$19.15	$17.53	$13.20	$11.62	$11.97	$10.72
Number of accumulation units outstanding at end of period	7,429	10,322	7,887	4,498	4,776	5,559	4,941	3,553	2,139	7,093
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.10	$20.51	$18.30	$21.91	$21.89	$23.41	$19.81	$24.43	$20.47	$12.03
Value at end of period	$24.03	$29.10	$20.51	$18.30	$21.91	$21.89	$23.41	$19.81	$24.43	$20.47
Number of accumulation units outstanding at end of period	32	32	32	27	10	0	0	0	0	0
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.02	$35.48	$31.18	$32.41	$28.41	$21.77	$18.29	$18.11	$14.84	$11.91
Value at end of period	$34.86	$40.02	$35.48	$31.18	$32.41	$28.41	$21.77	$18.29	$18.11	$14.84
Number of accumulation units outstanding at end of period	8,740	8,433	8,788	7,646	9,909	8,503	8,448	8,209	8,776	8,383
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.83	$27.76	$23.02	$24.09	$22.41	$16.26	$13.81	$14.11	$11.22	$8.88
Value at end of period	$28.25	$31.83	$27.76	$23.02	$24.09	$22.41	$16.26	$13.81	$14.11	$11.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$26.76	$19.76	$19.88	$19.24	$18.96	$15.03	$12.45	$13.66	$11.87	$8.57
Value at end of period	$23.04	$26.76	$19.76	$19.88	$19.24	$18.96	$15.03	$12.45	$13.66	$11.87
Number of accumulation units outstanding at end of period	63	34	17	57	10	0	0	0	0	0

CFI 386

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$22.03	$20.69	$18.25	$19.28	$19.37	$17.38	$15.08	$15.31	$12.97	$7.82
Value at end of period	$21.27	$22.03	$20.69	$18.25	$19.28	$19.37	$17.38	$15.08	$15.31	$12.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$27.74	$24.30	$22.67	$21.71	$19.52	$16.10	$14.18	$13.89	$12.28	$9.29
Value at end of period	$27.66	$27.74	$24.30	$22.67	$21.71	$19.52	$16.10	$14.18	$13.89	$12.28
Number of accumulation units outstanding at end of period	101,442	84,155	86,815	91,306	92,446	87,958	76,613	67,554	58,522	28,872
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$22.73	$18.41	$17.31	$17.16	$15.49	$11.59	$13.53	$14.16	$11.11	$7.65
Value at end of period	$21.77	$22.73	$18.41	$17.31	$17.16	$15.49	$11.59	$13.53	$14.16	$11.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$30.77	$26.68	$22.64	$24.52	$23.00	$17.87	$15.37	$15.63	$13.71	$11.06
Value at end of period	$27.68	$30.77	$26.68	$22.64	$24.52	$23.00	$17.87	$15.37	$15.63	$13.71
Number of accumulation units outstanding at end of period	95,434	95,607	101,585	111,648	112,966	119,428	126,360	140,378	149,917	166,560
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$64.93	$49.00	$48.65	$44.26	$41.05	$29.71	$25.19	$25.67	$22.14	$15.61
Value at end of period	$63.71	$64.93	$49.00	$48.65	$44.26	$41.05	$29.71	$25.19	$25.67	$22.14
Number of accumulation units outstanding at end of period	27,554	25,127	28,115	32,236	31,274	34,284	36,541	32,697	38,544	44,193
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.34	$16.03	$15.86	$16.14	$16.45	$14.51	$12.31	$14.16	$12.54	$9.19
Value at end of period	$17.33	$20.34	$16.03	$15.86	$16.14	$16.45	$14.51	$12.31	$14.16	$12.54
Number of accumulation units outstanding at end of period	9,596	8,717	8,411	8,074	6,794	5,600	4,394	4,444	4,681	7,499
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.81	$13.48	$12.25	$13.36	$13.85	$10.69	$8.85	$9.46	$8.85	$6.74
Value at end of period	$13.43	$15.81	$13.48	$12.25	$13.36	$13.85	$10.69	$8.85	$9.46	$8.85
Number of accumulation units outstanding at end of period	3,851	6,337	3,202	6,615	6,646	7,825	2,600	2,349	2,080	4,786
WANGER INTERNATIONAL
Value at beginning of period	$15.73	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67
Value at end of period	$12.84	$15.73	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43
Number of accumulation units outstanding at end of period	41,451	33,086	27,880	26,302	20,871	14,393	11,373	15,138	13,547	10,906
WANGER SELECT
Value at beginning of period	$31.14	$24.78	$22.04	$22.16	$21.66	$16.22	$13.81	$16.90	$13.46	$8.17
Value at end of period	$27.06	$31.14	$24.78	$22.04	$22.16	$21.66	$16.22	$13.81	$16.90	$13.46
Number of accumulation units outstanding at end of period	37,902	37,161	37,920	37,309	38,443	39,545	43,198	38,446	33,583	24,391
WANGER USA
Value at beginning of period	$30.71	$25.89	$22.95	$23.28	$22.40	$16.88	$14.18	$14.81	$12.10	$8.58
Value at end of period	$30.02	$30.71	$25.89	$22.95	$23.28	$22.40	$16.88	$14.18	$14.81	$12.10
Number of accumulation units outstanding at end of period	18,865	16,363	15,373	14,144	12,804	14,831	17,837	13,202	10,657	9,968

CFI 387

Condensed Financial Information (continued)

TABLE 48
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% EFFECTIVE MARCH 1, 2007
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during November 2009)
Value at beginning of period	$27.34	$21.62	$21.37	$21.02	$20.22	$15.13	$13.28	$14.12	$12.99	$12.49
Value at end of period	$26.67	$27.34	$21.62	$21.37	$21.02	$20.22	$15.13	$13.28	$14.12	$12.99
Number of accumulation units outstanding at end of period	420	556	398	47	47	47	46	46	100	13
ALLIANZGI NFJ LARGE-CAP VALUE FUND (INSTITUTIONAL CLASS)
Value at beginning of period	$16.83	$13.98	$12.32	$13.12	$11.85	$9.00	$7.95	$7.87	$7.04	$6.11
Value at end of period	$15.13	$16.83	$13.98	$12.32	$13.12	$11.85	$9.00	$7.95	$7.87	$7.04
Number of accumulation units outstanding at end of period	407	407	407	2,078	2,077	2,077	3,886	3,994	4,827	4,526
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$28.26	$22.09	$20.69	$20.94	$18.51	$15.19	$13.77	$14.15	$12.30	$9.90
Value at end of period	$28.72	$28.26	$22.09	$20.69	$20.94	$18.51	$15.19	$13.77	$14.15	$12.30
Number of accumulation units outstanding at end of period	14,883	16,504	16,682	18,984	18,271	18,873	48,314	42,818	24,479	4,835
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$25.92	$21.47	$19.80	$20.54	$18.98	$14.75	$13.56	$13.41	$12.04	$10.44
Value at end of period	$24.37	$25.92	$21.47	$19.80	$20.54	$18.98	$14.75	$13.56	$13.41	$12.04
Number of accumulation units outstanding at end of period	34,511	39,576	42,132	45,013	54,174	62,356	113,744	94,262	71,150	25,157
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.61	$12.33	$11.87	$12.23	$12.00	$13.32	$12.58	$11.22	$10.73	$10.10
Value at end of period	$12.19	$12.61	$12.33	$11.87	$12.23	$12.00	$13.32	$12.58	$11.22	$10.73
Number of accumulation units outstanding at end of period	4,718	6,321	7,033	7,124	10,495	11,640	19,531	13,467	12,900	8,063
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$20.39	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12
Value at end of period	$18.88	$20.39	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09
Number of accumulation units outstanding at end of period	11,647	12,060	11,747	16,910	17,246	19,954	29,388	38,057	41,505	26,512
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$18.51	$14.71	$14.02	$13.77	$13.63	$10.62	$8.77	$10.32	$8.33	$5.46
Value at end of period	$16.58	$18.51	$14.71	$14.02	$13.77	$13.63	$10.62	$8.77	$10.32	$8.33
Number of accumulation units outstanding at end of period	739	4,963	5,008	5,008	519	994	3,484	2,676	4,479	2,806
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.40	$12.11	$11.88	$11.95	$11.41	$11.73	$11.17	$10.58	$9.94	$8.72
Value at end of period	$12.29	$12.40	$12.11	$11.88	$11.95	$11.41	$11.73	$11.17	$10.58	$9.94
Number of accumulation units outstanding at end of period	4,292	4,341	6,138	10,648	8,354	8,671	11,963	9,737	11,281	9,101
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$29.72	$23.76	$22.09	$21.14	$19.50	$14.69	$12.28	$13.02	$11.68	$8.76
Value at end of period	$28.61	$29.72	$23.76	$22.09	$21.14	$19.50	$14.69	$12.28	$13.02	$11.68
Number of accumulation units outstanding at end of period	21,018	22,392	23,785	30,956	36,072	40,334	68,037	82,585	120,046	83,435

CFI 388

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$25.93	$21.76	$19.35	$19.55	$17.73	$13.56	$12.15	$11.45	$10.18	$8.62
Value at end of period	$24.96	$25.93	$21.76	$19.35	$19.55	$17.73	$13.56	$12.15	$11.45	$10.18
Number of accumulation units outstanding at end of period	21,970	20,225	19,867	22,599	22,367	31,074	36,720	37,436	45,491	49,353
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2010)
Value at beginning of period	$23.77	$21.48	$17.45	$19.63	$18.03	$12.58	$10.89	$11.75	$9.68
Value at end of period	$19.20	$23.77	$21.48	$17.45	$19.63	$18.03	$12.58	$10.89	$11.75
Number of accumulation units outstanding at end of period	27,487	33,697	35,798	38,265	42,252	49,287	44,261	41,973	11,025
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$24.07	$20.93	$18.26	$19.19	$17.44	$12.15	$10.18	$11.57	$8.50
Value at end of period	$20.61	$24.07	$20.93	$18.26	$19.19	$17.44	$12.15	$10.18	$11.57
Number of accumulation units outstanding at end of period	11,041	5,032	5,142	7,141	5,612	7,804	6,120	6,051	383
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.60	$9.70	$10.82	$11.34	$11.55	$9.30	$7.47	$8.12	$7.73	$5.58
Value at end of period	$11.14	$12.60	$9.70	$10.82	$11.34	$11.55	$9.30	$7.47	$8.12	$7.73
Number of accumulation units outstanding at end of period	4,183	4,219	4,241	4,277	5,706	8,440	45,667	19,331	15,171	1,864
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.86	$16.97	$15.86	$16.35	$15.04	$12.85	$11.72	$11.30	$10.16	$8.17
Value at end of period	$18.21	$18.86	$16.97	$15.86	$16.35	$15.04	$12.85	$11.72	$11.30	$10.16
Number of accumulation units outstanding at end of period	4,954	5,447	5,449	5,449	5,447	5,446	9,912	9,516	6,679	8,230
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$16.67	$15.69	$14.98	$14.38	$11.13	$10.89	$9.48	$10.38
Value at end of period	$15.84	$16.67	$15.69	$14.98	$14.38	$11.13	$10.89	$9.48
Number of accumulation units outstanding at end of period	619	1,320	843	842	4,454	661	3,581	656
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.28
Number of accumulation units outstanding at end of period	1,844
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$19.07	$16.96	$15.00	$15.95	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10
Value at end of period	$16.37	$19.07	$16.96	$15.00	$15.95	$14.35	$10.71	$9.26	$9.76	$8.00
Number of accumulation units outstanding at end of period	4,293	5,267	5,759	6,022	8,969	9,026	8,964	10,759	12,205	10,716
COLUMBIA SELECT MID CAP VALUE FUND (CLASS INSTITUTIONAL)
Value at beginning of period	$19.54	$17.34	$15.30	$16.23	$14.56	$10.84	$9.35	$9.82	$8.04	$6.11
Value at end of period	$16.82	$19.54	$17.34	$15.30	$16.23	$14.56	$10.84	$9.35	$9.82	$8.04
Number of accumulation units outstanding at end of period	114	114	114	114	114	114	107	89	224	152
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.92	$23.92	$22.33	$22.36	$20.13	$15.46	$13.38	$13.84	$11.90	$8.84
Value at end of period	$26.86	$28.92	$23.92	$22.33	$22.36	$20.13	$15.46	$13.38	$13.84	$11.90
Number of accumulation units outstanding at end of period	147,103	160,249	173,061	197,699	217,869	272,430	438,638	451,227	473,538	463,388
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.48	$20.07	$17.14	$17.99	$16.68	$13.12	$11.28	$11.26	$9.86	$7.63
Value at end of period	$20.45	$22.48	$20.07	$17.14	$17.99	$16.68	$13.12	$11.28	$11.26	$9.86
Number of accumulation units outstanding at end of period	14,245	14,707	14,947	18,049	18,100	22,258	40,878	48,864	57,406	58,973

CFI 389

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.06	$22.42	$22.42	$21.09	$19.10	$14.12	$12.41	$12.49	$10.14	$7.97
Value at end of period	$29.77	$30.06	$22.42	$22.42	$21.09	$19.10	$14.12	$12.41	$12.49	$10.14
Number of accumulation units outstanding at end of period	28,466	28,527	20,798	23,234	29,783	30,734	63,688	62,805	60,841	60,583
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.45	$15.05	$15.98	$15.54	$17.04	$13.17	$11.00	$13.38	$11.93	$9.50
Value at end of period	$16.44	$19.45	$15.05	$15.98	$15.54	$17.04	$13.17	$11.00	$13.38	$11.93
Number of accumulation units outstanding at end of period	643	669	3,636	7,102	2,351	2,358	8,299	7,981	7,275	7,671
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.21	$24.79	$19.19	$20.89	$20.94	$15.49	$13.19	$13.82	$10.86	$8.48
Value at end of period	$23.52	$27.21	$24.79	$19.19	$20.89	$20.94	$15.49	$13.19	$13.82	$10.86
Number of accumulation units outstanding at end of period	4,587	4,628	9,365	4,750	5,638	5,818	24,291	23,224	21,991	21,562
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during June 2009)
Value at beginning of period	$22.36	$19.59	$17.63	$18.58	$17.92	$13.98	$12.77	$13.73	$12.30	$10.44
Value at end of period	$19.53	$22.36	$19.59	$17.63	$18.58	$17.92	$13.98	$12.77	$13.73	$12.30
Number of accumulation units outstanding at end of period	276	276	276	276	276	276	1,969	2,186	1,694	1,122
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$71.98	$56.98	$56.16	$53.91	$50.12	$36.05	$37.18
Value at end of period	$68.82	$71.98	$56.98	$56.16	$53.91	$50.12	$36.05
Number of accumulation units outstanding at end of period	1,109	1,109	1,145	1,145	1,448	1,726	1,984
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$23.07	$20.55	$18.78	$20.09	$18.73	$14.61	$12.93	$13.04	$12.00	$9.43
Value at end of period	$20.73	$23.07	$20.55	$18.78	$20.09	$18.73	$14.61	$12.93	$13.04	$12.00
Number of accumulation units outstanding at end of period	410	695	724	1,091	1,237	1,277	2,936	3,369	4,343	5,756
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.19	$21.30	$17.02	$17.79	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17
Value at end of period	$19.15	$23.19	$21.30	$17.02	$17.79	$17.07	$12.69	$11.02	$11.32	$9.14
Number of accumulation units outstanding at end of period	11,679	15,884	16,784	19,817	20,678	23,476	33,180	18,883	5,874	692
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$21.60	$20.38	$17.65	$18.50	$16.72	$12.93	$11.38	$11.95	$9.60	$7.65
Value at end of period	$18.21	$21.60	$20.38	$17.65	$18.50	$16.72	$12.93	$11.38	$11.95	$9.60
Number of accumulation units outstanding at end of period	4,439	4,561	5,343	8,015	10,311	15,889	27,420	35,868	39,374	42,024
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during January 2014)
Value at beginning of period	$10.53	$10.29	$10.14	$10.22	$9.82
Value at end of period	$10.43	$10.53	$10.29	$10.14	$10.22
Number of accumulation units outstanding at end of period	6,599	6,783	10,859	11,877	10,719
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$21.87	$18.62	$17.08	$17.31	$15.82	$11.56	$10.52	$10.94	$9.00	$6.96
Value at end of period	$20.40	$21.87	$18.62	$17.08	$17.31	$15.82	$11.56	$10.52	$10.94	$9.00
Number of accumulation units outstanding at end of period	245	245	377	140	141	1,851	1,896	1,603	1,336	1,046
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$32.35	$24.20	$22.82	$26.77	$28.34	$26.37	$21.99	$27.07	$21.49	$11.92
Value at end of period	$28.20	$32.35	$24.20	$22.82	$26.77	$28.34	$26.37	$21.99	$27.07	$21.49
Number of accumulation units outstanding at end of period	13,866	20,446	19,867	24,958	31,696	35,995	70,601	65,629	63,965	56,959

CFI 390

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$29.85	$26.36	$22.51	$24.11	$21.71	$15.52	$13.26	$13.67	$11.17	$8.20
Value at end of period	$26.56	$29.85	$26.36	$22.51	$24.11	$21.71	$15.52	$13.26	$13.67	$11.17
Number of accumulation units outstanding at end of period	7,625	7,646	7,819	7,971	11,893	13,798	14,942	15,390	15,836	12,236
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$18.50	$16.48	$15.70	$15.91	$14.85	$12.87	$11.66	$11.97	$10.78	$8.96
Value at end of period	$17.61	$18.50	$16.48	$15.70	$15.91	$14.85	$12.87	$11.66	$11.97	$10.78
Number of accumulation units outstanding at end of period	832	1,420	1,420	1,420	1,420	2,054	2,828	4,823	4,595	8,326
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.75	$14.35	$13.75	$14.25	$13.93	$15.47	$14.34	$12.94	$12.07	$10.28
Value at end of period	$14.31	$14.75	$14.35	$13.75	$14.25	$13.93	$15.47	$14.34	$12.94	$12.07
Number of accumulation units outstanding at end of period	2,619	2,648	3,208	3,290	3,468	3,529	40,729	30,421	24,613	15,493
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.31	$19.09	$16.84	$17.68	$17.80	$16.02	$13.91	$14.26	$12.18	$7.65
Value at end of period	$19.48	$20.31	$19.09	$16.84	$17.68	$17.80	$16.02	$13.91	$14.26	$12.18
Number of accumulation units outstanding at end of period	915	1,840	1,885	1,936	1,103	1,730	3,319	4,853	4,414	3,880
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$19.68	$19.38	$18.40	$19.37	$19.22	$18.95	$16.50	$17.03	$15.24	$12.92
Value at end of period	$19.77	$19.68	$19.38	$18.40	$19.37	$19.22	$18.95	$16.50	$17.03	$15.24
Number of accumulation units outstanding at end of period	49,794	60,987	68,114	73,897	79,056	86,769	106,513	91,378	81,641	64,157
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.84	$3.53	$2.44	$3.35	$3.68	$7.64	$8.76	$9.77
Value at end of period	$3.34	$3.84	$3.53	$2.44	$3.35	$3.68	$7.64	$8.76
Number of accumulation units outstanding at end of period	3,697	53,669	69,637	4,130	61,668	71,637	49,272	819
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.77	$16.49	$15.42	$15.83	$15.03	$12.98	$11.51	$11.76	$10.39	$8.78
Value at end of period	$17.35	$18.77	$16.49	$15.42	$15.83	$15.03	$12.98	$11.51	$11.76	$10.39
Number of accumulation units outstanding at end of period	54,203	58,421	61,061	69,467	72,930	83,943	137,873	153,281	190,576	220,709
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.72	$14.45	$13.70	$14.43	$14.49	$15.21	$14.21	$13.81	$12.02	$9.96
Value at end of period	$15.28	$15.72	$14.45	$13.70	$14.43	$14.49	$15.21	$14.21	$13.81	$12.02
Number of accumulation units outstanding at end of period	9,884	10,477	10,987	15,576	17,285	17,361	55,160	67,713	75,128	75,277
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.10	$9.86	$9.37	$10.02
Value at end of period	$10.94	$12.10	$9.86	$9.37
Number of accumulation units outstanding at end of period	3,658	3,880	5,785	5,919
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.56	$11.48	$11.39	$11.30	$10.85	$11.15	$10.92	$10.25	$10.25
Value at end of period	$11.57	$11.56	$11.48	$11.39	$11.30	$10.85	$11.15	$10.92	$10.25
Number of accumulation units outstanding at end of period	9,567	10,080	12,485	14,942	20,697	22,359	31,063	7,346	20
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.77	$10.79	$10.86	$10.94	$11.03	$11.12	$11.20	$11.29	$11.35	$11.41
Value at end of period	$10.85	$10.77	$10.79	$10.86	$10.94	$11.03	$11.12	$11.20	$11.29	$11.35
Number of accumulation units outstanding at end of period	28,666	10,588	10,385	30,365	9,196	8,047	29,163	32,119	29,117	27,390

CFI 391

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.28	$21.17	$19.44	$19.88	$18.10	$13.97	$12.16	$12.29	$10.85	$8.40
Value at end of period	$23.96	$25.28	$21.17	$19.44	$19.88	$18.10	$13.97	$12.16	$12.29	$10.85
Number of accumulation units outstanding at end of period	93,135	113,451	119,642	134,709	149,597	159,727	196,029	202,807	215,934	224,808
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.73	$20.63	$18.14	$18.66	$18.60	$17.75	$15.69	$15.15	$13.36	$9.02
Value at end of period	$20.87	$21.73	$20.63	$18.14	$18.66	$18.60	$17.75	$15.69	$15.15	$13.36
Number of accumulation units outstanding at end of period	721	1,473	1,681	973	1,100	1,100	8,605	11,599	7,152	8,221
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.68	$20.77	$18.98	$18.97	$16.80	$12.74	$11.22	$11.32	$10.01	$8.19
Value at end of period	$23.73	$25.68	$20.77	$18.98	$18.97	$16.80	$12.74	$11.22	$11.32	$10.01
Number of accumulation units outstanding at end of period	41,075	38,491	37,424	47,562	55,028	66,720	100,895	105,309	114,037	114,603
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.81	$24.68	$21.06	$21.61	$19.88	$14.90	$12.76	$13.01	$10.76	$8.23
Value at end of period	$23.63	$27.81	$24.68	$21.06	$21.61	$19.88	$14.90	$12.76	$13.01	$10.76
Number of accumulation units outstanding at end of period	43,788	45,968	49,405	56,915	65,101	83,623	109,693	116,037	134,111	141,957
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.96	$23.80	$18.85	$19.63	$18.77	$13.26	$11.89	$12.07	$9.91	$8.00
Value at end of period	$22.56	$25.96	$23.80	$18.85	$19.63	$18.77	$13.26	$11.89	$12.07	$9.91
Number of accumulation units outstanding at end of period	5,979	7,890	10,534	10,797	14,319	21,449	21,416	24,022	26,938	26,217
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$20.39	$17.04	$15.92	$16.36	$15.51	$12.59	$10.95	$11.88
Value at end of period	$18.47	$20.39	$17.04	$15.92	$16.36	$15.51	$12.59	$10.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	36	99
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.01	$15.36	$14.84	$14.87	$14.06	$14.19	$13.07	$12.25	$11.24	$10.16
Value at end of period	$15.79	$16.01	$15.36	$14.84	$14.87	$14.06	$14.19	$13.07	$12.25	$11.24
Number of accumulation units outstanding at end of period	86,858	97,111	131,482	127,046	53,793	62,421	132,299	131,940	132,663	136,850
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.32	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53	$5.93
Value at end of period	$9.69	$11.32	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53
Number of accumulation units outstanding at end of period	7,537	7,919	5,731	11,794	6,079	5,779	13,897	12,486	11,865	10,539
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.87	$19.32	$18.73	$17.75	$15.75	$12.12	$10.35	$10.32
Value at end of period	$24.31	$24.87	$19.32	$18.73	$17.75	$15.75	$12.12	$10.35
Number of accumulation units outstanding at end of period	43,084	43,226	49,192	57,788	62,987	55,824	110,836	53,568
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.92	$15.02	$13.30	$14.03	$12.85	$9.89	$8.70	$8.47	$7.15	$6.40
Value at end of period	$15.48	$16.92	$15.02	$13.30	$14.03	$12.85	$9.89	$8.70	$8.47	$7.15
Number of accumulation units outstanding at end of period	150,469	164,894	175,653	203,833	229,764	278,804	330,733	334,339	275,985	284,567
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$36.63	$29.52	$27.74	$27.82	$25.76	$19.68	$17.37	$17.60	$13.61	$9.70
Value at end of period	$33.62	$36.63	$29.52	$27.74	$27.82	$25.76	$19.68	$17.37	$17.60	$13.61
Number of accumulation units outstanding at end of period	25,518	26,310	8,830	9,552	11,484	12,624	17,841	7,756	8,034	126

CFI 392

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$35.67	$27.39	$25.91	$24.27	$21.63	$16.52	$14.54	$14.07	$12.57	$10.71
Value at end of period	$35.04	$35.67	$27.39	$25.91	$24.27	$21.63	$16.52	$14.54	$14.07	$12.57
Number of accumulation units outstanding at end of period	4,253	2,071	3,142	3,059	3,016	1,810	2,462	1,437	1,198	1,384
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.06	$17.32	$15.74	$15.54	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64
Value at end of period	$20.17	$21.06	$17.32	$15.74	$15.54	$13.87	$10.59	$9.24	$9.08	$8.16
Number of accumulation units outstanding at end of period	5,727	4,102	6,772	7,798	7,052	13,473	11,301	5,412	5,049	3,556
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.72	$23.79	$20.80	$21.79	$19.57	$15.01	$13.05	$13.08	$11.86	$10.06
Value at end of period	$24.69	$26.72	$23.79	$20.80	$21.79	$19.57	$15.01	$13.05	$13.08	$11.86
Number of accumulation units outstanding at end of period	2,181	2,578	2,559	1,207	1,207	1,207	1,448	1,143	690	711
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$33.86	$27.45	$25.90	$26.32	$23.88	$17.84	$15.57	$16.05	$12.86	$11.41
Value at end of period	$31.79	$33.86	$27.45	$25.90	$26.32	$23.88	$17.84	$15.57	$16.05	$12.86
Number of accumulation units outstanding at end of period	376	376	671	671	436	637	1,633	1,210	1,177	1,101
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$21.87	$18.69	$16.61	$17.23	$15.41	$11.58	$9.97	$10.24	$8.25	$5.57
Value at end of period	$19.68	$21.87	$18.69	$16.61	$17.23	$15.41	$11.58	$9.97	$10.24	$8.25
Number of accumulation units outstanding at end of period	4,187	3,195	2,299	2,428	2,629	3,183	3,936	2,157	2,747	1,027
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$22.25	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98	$8.75	$7.04
Value at end of period	$19.59	$22.25	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98	$8.75
Number of accumulation units outstanding at end of period	801	731	1,188	1,210	1,240	1,217	4,744	6,294	5,379	920
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$35.14	$29.84	$26.52	$26.98	$25.75	$18.66	$16.33	$16.33	$12.44	$9.57
Value at end of period	$29.33	$35.14	$29.84	$26.52	$26.98	$25.75	$18.66	$16.33	$16.33	$12.44
Number of accumulation units outstanding at end of period	227	246	328	3,413	5,986	6,825	13,460	10,745	10,430	4,297
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$33.12	$30.00	$24.29	$24.68	$23.35	$17.09	$15.04	$15.55	$12.60	$9.96
Value at end of period	$27.65	$33.12	$30.00	$24.29	$24.68	$23.35	$17.09	$15.04	$15.55	$12.60
Number of accumulation units outstanding at end of period	27,136	28,596	30,798	32,930	37,111	42,878	71,566	70,168	66,642	55,858
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.47	$16.14	$15.37	$15.51	$14.81	$12.83	$11.40	$11.86	$10.51	$8.42
Value at end of period	$17.27	$18.47	$16.14	$15.37	$15.51	$14.81	$12.83	$11.40	$11.86	$10.51
Number of accumulation units outstanding at end of period	30,738	30,942	33,223	35,018	44,914	41,919	39,768	38,196	34,102	25,924
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.02	$16.90	$16.03	$16.24	$15.49	$12.98	$11.36	$12.01	$10.57	$8.30
Value at end of period	$18.21	$20.02	$16.90	$16.03	$16.24	$15.49	$12.98	$11.36	$12.01	$10.57
Number of accumulation units outstanding at end of period	16,432	16,671	24,599	24,990	26,241	32,151	39,411	40,732	35,260	27,640
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.85	$17.34	$16.42	$16.72	$15.88	$12.97	$11.32	$12.03	$10.53	$8.18
Value at end of period	$18.57	$20.85	$17.34	$16.42	$16.72	$15.88	$12.97	$11.32	$12.03	$10.53
Number of accumulation units outstanding at end of period	25,925	25,916	20,962	21,346	21,374	23,074	23,462	21,052	17,920	15,746

CFI 393

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$20.18	$16.72	$15.83	$16.10	$15.27	$12.47	$10.88	$10.16
Value at end of period	$17.90	$20.18	$16.72	$15.83	$16.10	$15.27	$12.47	$10.88
Number of accumulation units outstanding at end of period	536	536	536	536	536	536	351	43
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$14.98	$13.16	$12.48	$12.63	$11.98	$10.44	$9.25	$9.56	$8.55	$6.93
Value at end of period	$13.87	$14.98	$13.16	$12.48	$12.63	$11.98	$10.44	$9.25	$9.56	$8.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	495
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.37	$15.09	$14.56	$14.67	$13.98	$13.17	$12.10	$12.15	$11.17	$9.61
Value at end of period	$15.74	$16.37	$15.09	$14.56	$14.67	$13.98	$13.17	$12.10	$12.15	$11.17
Number of accumulation units outstanding at end of period	13,962	24,737	24,745	24,821	124	124	1,382	1,079	817	465
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$14.27	$13.04	$12.41	$12.56	$11.99	$11.04	$9.93	$10.08	$9.14	$7.66
Value at end of period	$13.55	$14.27	$13.04	$12.41	$12.56	$11.99	$11.04	$9.93	$10.08	$9.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	226	36	0	100
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$17.65	$16.10	$15.36	$15.51	$14.66	$13.19	$11.83	$11.72	$10.64	$9.10
Value at end of period	$16.81	$17.65	$16.10	$15.36	$15.51	$14.66	$13.19	$11.83	$11.72	$10.64
Number of accumulation units outstanding at end of period	2,975	2,977	6,010	6,483	3,523	3,524	4,649	4,544	6,830	5,637
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$19.69	$16.84	$15.87	$16.19	$15.31	$12.61	$11.06	$11.48	$10.24	$8.24
Value at end of period	$17.90	$19.69	$16.84	$15.87	$16.19	$15.31	$12.61	$11.06	$11.48	$10.24
Number of accumulation units outstanding at end of period	4,929	4,934	4,904	4,529	3,624	4,409	19,015	17,552	19,980	20,024
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$18.70	$16.46	$15.56	$15.78	$14.91	$12.89	$11.44	$11.60	$10.43	$8.63
Value at end of period	$17.43	$18.70	$16.46	$15.56	$15.78	$14.91	$12.89	$11.44	$11.60	$10.43
Number of accumulation units outstanding at end of period	1,687	1,866	1,866	1,866	1,866	3,134	8,892	8,463	7,995	7,506
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.97	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30	$10.73	$10.22
Value at end of period	$12.82	$12.97	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30	$10.73
Number of accumulation units outstanding at end of period	145	145	662	641	721	816	4,307	3,219	2,834	1,489
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$31.89	$28.93	$23.51	$24.12	$21.61	$16.59	$14.37	$14.96	$12.36	$9.18
Value at end of period	$27.10	$31.89	$28.93	$23.51	$24.12	$21.61	$16.59	$14.37	$14.96	$12.36
Number of accumulation units outstanding at end of period	5,953	6,305	7,576	7,510	6,817	7,531	13,445	10,530	7,414	4,596
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.03	$22.04	$21.09	$22.38	$21.62	$15.70	$13.22	$13.04	$10.39	$7.75
Value at end of period	$27.27	$28.03	$22.04	$21.09	$22.38	$21.62	$15.70	$13.22	$13.04	$10.39
Number of accumulation units outstanding at end of period	9,206	8,635	8,862	10,202	14,139	14,665	46,456	38,716	36,333	32,265
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.18	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71
Value at end of period	$13.77	$15.18	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90
Number of accumulation units outstanding at end of period	1,397	1,546	2,003	2,026	4,760	4,913	10,857	9,544	9,262	7,535
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.91	$18.12	$17.52	$17.16	$13.32	$13.15	$11.47	$10.56	$8.32	$6.17
Value at end of period	$17.32	$18.91	$18.12	$17.52	$17.16	$13.32	$13.15	$11.47	$10.56	$8.32
Number of accumulation units outstanding at end of period	4,988	5,947	6,028	7,359	10,757	9,642	17,845	21,133	21,143	6,588

CFI 394

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$23.83	$19.76	$18.37	$17.98	$16.07	$12.02	$10.79	$11.41	$10.27	$7.86
Value at end of period	$21.51	$23.83	$19.76	$18.37	$17.98	$16.07	$12.02	$10.79	$11.41	$10.27
Number of accumulation units outstanding at end of period	2,573	2,752	2,751	2,752	2,352	2,351	2,371	2,459	2,132	2,627
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.30	$19.36	$15.77	$16.38	$15.83	$11.40	$10.06	$10.42	$8.39	$6.78
Value at end of period	$17.38	$21.30	$19.36	$15.77	$16.38	$15.83	$11.40	$10.06	$10.42	$8.39
Number of accumulation units outstanding at end of period	763	763	763	850	850	1,404	3,632	2,332	2,182	1,731
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$23.25	$19.92	$17.05	$18.27	$16.88	$12.60	$10.71	$11.02	$9.65	$7.57
Value at end of period	$20.21	$23.25	$19.92	$17.05	$18.27	$16.88	$12.60	$10.71	$11.02	$9.65
Number of accumulation units outstanding at end of period	14,427	14,512	19,193	23,483	23,845	28,481	35,218	36,474	44,284	50,823
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.44	$21.30	$18.63	$19.17	$17.74	$14.31	$12.79	$13.03	$11.70	$9.61
Value at end of period	$21.05	$23.44	$21.30	$18.63	$19.17	$17.74	$14.31	$12.79	$13.03	$11.70
Number of accumulation units outstanding at end of period	24,923	25,388	27,139	31,296	34,244	31,036	40,133	56,500	68,422	70,595
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.08	$22.20	$18.66	$19.38	$17.74	$13.36	$11.75	$12.11	$10.85	$8.82
Value at end of period	$21.50	$25.08	$22.20	$18.66	$19.38	$17.74	$13.36	$11.75	$12.11	$10.85
Number of accumulation units outstanding at end of period	0	497	497	3,505	3,505	4,528	21,683	18,462	21,188	21,499
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.44	$20.75	$18.52	$22.17	$22.14	$23.68	$20.04	$24.72	$20.71	$12.17
Value at end of period	$24.31	$29.44	$20.75	$18.52	$22.17	$22.14	$23.68	$20.04	$24.72	$20.71
Number of accumulation units outstanding at end of period	766	1,601	7,297	1,349	3,737	3,732	4,770	4,237	5,264	13,331
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.87	$25.59	$22.49	$23.38	$20.50	$15.71	$13.19	$13.06	$10.71	$8.59
Value at end of period	$25.15	$28.87	$25.59	$22.49	$23.38	$20.50	$15.71	$13.19	$13.06	$10.71
Number of accumulation units outstanding at end of period	50,124	55,887	61,356	65,859	71,699	78,732	84,847	72,069	66,324	52,840
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.20	$28.09	$23.29	$24.37	$22.68	$16.45	$13.97	$14.27	$11.35	$8.99
Value at end of period	$28.58	$32.20	$28.09	$23.29	$24.37	$22.68	$16.45	$13.97	$14.27	$11.35
Number of accumulation units outstanding at end of period	4,172	4,103	4,098	4,180	6,989	8,251	4,709	5,198	4,691	2,626
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.68	$20.44	$20.56	$19.91	$19.61	$15.55	$12.88	$14.13	$12.27	$8.87
Value at end of period	$23.84	$27.68	$20.44	$20.56	$19.91	$19.61	$15.55	$12.88	$14.13	$12.27
Number of accumulation units outstanding at end of period	36,888	40,227	43,067	48,373	51,103	71,938	121,463	126,644	135,872	139,273
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$22.15	$20.79	$18.34	$19.39	$19.47	$17.47	$15.16	$15.39	$13.03	$7.86
Value at end of period	$21.38	$22.15	$20.79	$18.34	$19.39	$19.47	$17.47	$15.16	$15.39	$13.03
Number of accumulation units outstanding at end of period	2,811	3,120	3,566	4,954	5,953	6,093	12,024	7,985	10,641	8,559
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$28.07	$24.58	$22.93	$21.97	$19.75	$16.29	$14.34	$14.05	$12.42	$9.40
Value at end of period	$27.99	$28.07	$24.58	$22.93	$21.97	$19.75	$16.29	$14.34	$14.05	$12.42
Number of accumulation units outstanding at end of period	98,858	102,871	129,778	135,092	149,345	193,033	291,027	257,806	218,284	184,173
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$32.71	$26.42	$24.79	$24.50	$22.08	$16.47	$14.29	$14.96	$11.74	$8.08
Value at end of period	$31.40	$32.71	$26.42	$24.79	$24.50	$22.08	$16.47	$14.29	$14.96	$11.74
Number of accumulation units outstanding at end of period	16,446	20,487	24,953	26,016	30,031	39,463	65,087	68,263	71,330	76,390

CFI 395

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.11	$20.05	$17.01	$18.42	$17.28	$13.43	$11.55	$11.74	$10.30	$8.31
Value at end of period	$20.79	$23.11	$20.05	$17.01	$18.42	$17.28	$13.43	$11.55	$11.74	$10.30
Number of accumulation units outstanding at end of period	3,580	3,604	3,577	3,872	7,502	7,181	36,302	29,804	29,341	24,705
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$33.56	$25.33	$25.15	$22.88	$21.22	$15.36	$13.02	$13.27	$11.45	$8.07
Value at end of period	$32.93	$33.56	$25.33	$25.15	$22.88	$21.22	$15.36	$13.02	$13.27	$11.45
Number of accumulation units outstanding at end of period	26,555	26,592	27,434	29,791	32,196	35,852	50,728	55,306	54,179	55,952
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.58	$16.22	$16.05	$16.33	$16.65	$14.68	$12.46	$14.33	$12.69	$9.30
Value at end of period	$17.53	$20.58	$16.22	$16.05	$16.33	$16.65	$14.68	$12.46	$14.33	$12.69
Number of accumulation units outstanding at end of period	1,978	5,177	5,178	7,960	5,310	6,971	10,917	9,903	6,983	5,935
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.95	$9.85	$9.75	$10.16	$10.97	$9.19	$7.79	$8.93	$8.27	$6.31
Value at end of period	$10.08	$11.95	$9.85	$9.75	$10.16	$10.97	$9.19	$7.79	$8.93	$8.27
Number of accumulation units outstanding at end of period	5,212	5,567	6,454	10,410	7,052	8,817	43,155	18,827	17,514	20,206
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.89	$13.55	$12.32	$13.43	$13.92	$10.74	$8.90	$9.51	$8.90	$6.78
Value at end of period	$13.50	$15.89	$13.55	$12.32	$13.43	$13.92	$10.74	$8.90	$9.51	$8.90
Number of accumulation units outstanding at end of period	1,951	0	0	471	471	471	2,781	1,651	1,878	1,786
WANGER INTERNATIONAL
Value at beginning of period	$15.73	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67
Value at end of period	$12.84	$15.73	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43
Number of accumulation units outstanding at end of period	1,211	1,211	1,938	2,323	2,844	3,173	45,717	35,324	25,065	15,734
WANGER SELECT
Value at beginning of period	$30.25	$24.07	$21.41	$21.52	$21.04	$15.76	$13.41	$16.42	$13.08	$7.93
Value at end of period	$26.28	$30.25	$24.07	$21.41	$21.52	$21.04	$15.76	$13.41	$16.42	$13.08
Number of accumulation units outstanding at end of period	8,939	10,678	11,376	15,518	18,541	21,265	51,052	50,053	49,239	42,810
WANGER USA
Value at beginning of period	$28.08	$23.67	$20.99	$21.29	$20.48	$15.43	$12.96	$13.54	$11.06	$7.84
Value at end of period	$27.45	$28.08	$23.67	$20.99	$21.29	$20.48	$15.43	$12.96	$13.54	$11.06
Number of accumulation units outstanding at end of period	1,226	395	805	1,342	4,598	5,821	20,468	21,826	24,184	20,959
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$28.68	$26.03	$20.36	$21.50	$20.19	$14.74	$13.09	$13.49	$11.09	$8.61
Value at end of period	$24.54	$28.68	$26.03	$20.36	$21.50	$20.19	$14.74	$13.09	$13.49	$11.09
Number of accumulation units outstanding at end of period	14,828	15,386	20,352	18,573	20,816	25,521	27,253	31,713	40,889	39,529

TABLE 49
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE DECEMBER 16, 1996
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2013)
Value at beginning of period	$25.59	$21.23	$19.60	$20.37	$18.85	$16.04
Value at end of period	$24.02	$25.59	$21.23	$19.60	$20.37	$18.85
Number of accumulation units outstanding at end of period	1,870	1,870	1,870	1,870	1,870	1,869

CFI 396

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2013)
Value at beginning of period	$20.10	$16.46	$14.77	$14.43	$13.38	$11.68
Value at end of period	$18.58	$20.10	$16.46	$14.77	$14.43	$13.38
Number of accumulation units outstanding at end of period	983	671	119	3,324	4,025	2,134
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$18.24	$14.52	$13.86	$13.63	$13.51	$10.55	$8.73	$10.28	$8.31	$5.46
Value at end of period	$16.32	$18.24	$14.52	$13.86	$13.63	$13.51	$10.55	$8.73	$10.28	$8.31
Number of accumulation units outstanding at end of period	1,808	1,637	1,308	953	2,156	1,118	400	958	893	151
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.22	$11.95	$11.74	$11.83	$11.31	$11.65	$11.11	$10.53	$9.91	$8.71
Value at end of period	$12.09	$12.22	$11.95	$11.74	$11.83	$11.31	$11.65	$11.11	$10.53	$9.91
Number of accumulation units outstanding at end of period	3,339	3,076	1,480	1,142	2,371	1,362	3,767	3,226	3,319	3,313
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$29.91	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93
Value at end of period	$28.75	$29.91	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47	$13.24	$11.90
Number of accumulation units outstanding at end of period	28,010	27,898	30,215	33,221	37,028	35,576	32,612	30,541	31,230	29,892
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$26.24	$22.05	$19.64	$19.87	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84
Value at end of period	$25.21	$26.24	$22.05	$19.64	$19.87	$18.05	$13.82	$12.40	$11.70	$10.43
Number of accumulation units outstanding at end of period	9,058	8,519	8,364	8,602	9,279	8,011	9,785	6,138	5,019	7,229
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.42	$9.57	$10.70	$11.23	$11.45	$9.23	$7.43	$8.09	$7.71	$5.57
Value at end of period	$10.97	$12.42	$9.57	$10.70	$11.23	$11.45	$9.23	$7.43	$8.09	$7.71
Number of accumulation units outstanding at end of period	80	59	32	13	0	0	0	0	0	0
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$39.73	$35.81	$33.52	$34.60	$31.87	$27.27	$24.91	$24.05	$21.66	$17.45
Value at end of period	$38.31	$39.73	$35.81	$33.52	$34.60	$31.87	$27.27	$24.91	$24.05	$21.66
Number of accumulation units outstanding at end of period	2,875	3,123	5,513	3,326	3,490	3,963	3,782	3,677	3,675	3,604
COLUMBIA ACORN® FUND (INSTITUTIONAL CLASS)
Value at beginning of period	$20.72	$16.70	$15.27	$15.66	$15.68	$12.10	$10.36	$10.96	$8.78	$6.35
Value at end of period	$19.48	$20.72	$16.70	$15.27	$15.66	$15.68	$12.10	$10.36	$10.96	$8.78
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	711	655
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.27
Number of accumulation units outstanding at end of period	216
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2011)
Value at beginning of period	$18.79	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21	$10.23
Value at end of period	$16.11	$18.79	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21
Number of accumulation units outstanding at end of period	4	2	206	237	1,323	311	357	1,586
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$69.99	$57.98	$54.19	$54.34	$49.01	$37.68	$32.68	$33.85	$29.15	$21.69
Value at end of period	$64.91	$69.99	$57.98	$54.19	$54.34	$49.01	$37.68	$32.68	$33.85	$29.15
Number of accumulation units outstanding at end of period	33,496	34,127	35,077	41,410	45,607	43,941	42,567	39,713	37,470	36,581

CFI 397

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$45.50	$40.69	$34.80	$36.59	$33.97	$26.76	$23.03	$23.03	$20.19	$15.65
Value at end of period	$41.33	$45.50	$40.69	$34.80	$36.59	$33.97	$26.76	$23.03	$23.03	$20.19
Number of accumulation units outstanding at end of period	14,738	13,848	17,449	18,761	20,119	20,418	22,158	24,022	29,174	28,646
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$47.85	$35.75	$35.80	$33.72	$30.59	$22.65	$19.94	$20.09	$16.33	$12.85
Value at end of period	$47.32	$47.85	$35.75	$35.80	$33.72	$30.59	$22.65	$19.94	$20.09	$16.33
Number of accumulation units outstanding at end of period	45,008	43,361	33,341	33,362	34,929	34,128	32,051	31,953	29,304	29,824
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.64	$21.41	$22.77	$22.18	$24.36	$18.86	$15.77	$19.22	$17.15	$13.68
Value at end of period	$23.32	$27.64	$21.41	$22.77	$22.18	$24.36	$18.86	$15.77	$19.22	$17.15
Number of accumulation units outstanding at end of period	3,681	3,771	5,344	5,909	5,779	4,834	8,319	8,066	7,758	8,409
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$37.69	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90
Value at end of period	$32.53	$37.69	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44	$19.34	$15.23
Number of accumulation units outstanding at end of period	2,180	2,595	3,166	5,277	6,123	5,558	5,149	5,193	7,106	5,398
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$71.36	$56.57	$55.84	$53.69	$49.98	$36.01	$37.17
Value at end of period	$68.12	$71.36	$56.57	$55.84	$53.69	$49.98	$36.01
Number of accumulation units outstanding at end of period	1,520	1,392	1,717	3,680	3,009	2,961	2,723
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$18.18	$16.21	$14.85	$15.90	$14.85	$11.60	$10.28	$10.39	$9.57	$7.53
Value at end of period	$16.31	$18.18	$16.21	$14.85	$15.90	$14.85	$11.60	$10.28	$10.39	$9.57
Number of accumulation units outstanding at end of period	1,315	1,125	3,895	3,775	4,218	4,145	3,600	3,311	6,994	6,434
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during August 2012)
Value at beginning of period	$22.86	$21.02	$16.82	$17.61	$16.92	$12.60	$11.90
Value at end of period	$18.85	$22.86	$21.02	$16.82	$17.61	$16.92	$12.60
Number of accumulation units outstanding at end of period	1,152	1,127	76	45	76	46	19
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$25.23	$23.84	$20.68	$21.70	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05
Value at end of period	$21.23	$25.23	$23.84	$20.68	$21.70	$19.64	$15.22	$13.41	$14.11	$11.35
Number of accumulation units outstanding at end of period	3,181	3,653	3,586	3,598	3,596	4,148	5,387	6,744	6,669	6,355
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during June 2016)
Value at beginning of period	$10.25	$10.10	$10.03
Value at end of period	$10.27	$10.25	$10.10
Number of accumulation units outstanding at end of period	2,383	2,507	428
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$21.37	$18.23	$16.74	$17.00	$15.56	$11.39	$10.38	$10.80	$8.90	$6.89
Value at end of period	$19.91	$21.37	$18.23	$16.74	$17.00	$15.56	$11.39	$10.38	$10.80	$8.90
Number of accumulation units outstanding at end of period	480	473	465	458	450	442	423	376	332	277
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$92.50	$69.29	$65.44	$76.88	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54
Value at end of period	$80.50	$92.50	$69.29	$65.44	$76.88	$81.53	$75.96	$63.46	$78.22	$62.18
Number of accumulation units outstanding at end of period	3,184	3,629	3,113	3,449	3,468	4,719	5,252	4,579	4,767	4,808

CFI 398

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$28.95	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06
Value at end of period	$25.71	$28.95	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96
Number of accumulation units outstanding at end of period	7,773	7,523	5,893	7,720	7,155	6,580	5,746	5,394	5,107	4,937
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during December 2012)
Value at beginning of period	$18.58	$16.57	$15.81	$16.05	$15.00	$13.02	$12.86
Value at end of period	$17.65	$18.58	$16.57	$15.81	$16.05	$15.00	$13.02
Number of accumulation units outstanding at end of period	0	0	0	324	323	329	329
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.58	$15.17	$14.56	$15.11	$14.80	$16.46	$15.28	$13.81	$12.90	$11.00
Value at end of period	$15.09	$15.58	$15.17	$14.56	$15.11	$14.80	$16.46	$15.28	$13.81	$12.90
Number of accumulation units outstanding at end of period	926	784	1,363	1,711	1,605	2,494	6,543	5,794	2,928	9,721
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.34	$19.14	$16.92	$17.78	$17.93	$16.16	$14.06	$14.43	$12.34	$7.76
Value at end of period	$19.48	$20.34	$19.14	$16.92	$17.78	$17.93	$16.16	$14.06	$14.43	$12.34
Number of accumulation units outstanding at end of period	3,613	2,819	2,605	2,472	1,998	1,878	1,309	1,195	1,556	1,387
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.80	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51
Value at end of period	$21.87	$21.80	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44	$19.06	$17.08
Number of accumulation units outstanding at end of period	4,508	4,134	4,057	5,465	6,370	6,960	8,501	7,586	5,186	6,107
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during April 2017)
Value at beginning of period	$12.76	$11.45
Value at end of period	$10.24	$12.76
Number of accumulation units outstanding at end of period	351	3
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$46.04	$40.51	$37.93	$39.02	$37.08	$32.08	$28.50	$29.15	$25.79	$21.84
Value at end of period	$42.48	$46.04	$40.51	$37.93	$39.02	$37.08	$32.08	$28.50	$29.15	$25.79
Number of accumulation units outstanding at end of period	4,220	4,105	5,452	5,590	5,550	7,460	7,752	7,902	10,241	10,886
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.12	$13.92	$13.22	$13.95	$14.02	$14.75	$13.80	$13.43	$11.70	$9.72
Value at end of period	$14.68	$15.12	$13.92	$13.22	$13.95	$14.02	$14.75	$13.80	$13.43	$11.70
Number of accumulation units outstanding at end of period	3,537	3,294	7,274	7,939	7,557	7,976	11,877	14,824	14,455	14,260
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.05	$9.83	$9.36	$10.02
Value at end of period	$10.87	$12.05	$9.83	$9.36
Number of accumulation units outstanding at end of period	26,734	27,671	33,456	36,619
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.90	$14.95	$15.06	$15.20	$15.35	$15.49	$15.63	$15.78	$15.89	$15.99
Value at end of period	$14.98	$14.90	$14.95	$15.06	$15.20	$15.35	$15.49	$15.63	$15.78	$15.89
Number of accumulation units outstanding at end of period	13,890	7,687	7,751	9,694	7,040	5,001	7,320	8,054	9,541	16,735
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$49.30	$41.35	$38.03	$38.95	$35.52	$27.44	$23.93	$24.22	$21.42	$16.61
Value at end of period	$46.65	$49.30	$41.35	$38.03	$38.95	$35.52	$27.44	$23.93	$24.22	$21.42
Number of accumulation units outstanding at end of period	50,551	50,798	54,876	59,571	65,539	68,058	57,768	55,857	51,247	50,761

CFI 399

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.07	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86
Value at end of period	$20.20	$21.07	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11
Number of accumulation units outstanding at end of period	9,456	8,297	7,103	7,500	8,803	8,303	8,044	3,214	3,621	3,786
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$45.02	$36.47	$33.38	$33.42	$29.63	$22.51	$19.85	$20.06	$17.77	$14.56
Value at end of period	$41.56	$45.02	$36.47	$33.38	$33.42	$29.63	$22.51	$19.85	$20.06	$17.77
Number of accumulation units outstanding at end of period	10,387	10,243	11,615	13,925	16,413	17,215	21,911	21,794	23,091	27,298
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$49.28	$43.81	$37.43	$38.48	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79
Value at end of period	$41.81	$49.28	$43.81	$37.43	$38.48	$35.45	$26.60	$22.82	$23.30	$19.30
Number of accumulation units outstanding at end of period	10,267	10,146	12,423	13,529	13,060	12,461	13,414	11,765	14,614	16,127
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.26	$32.39	$25.68	$26.79	$25.65	$18.14	$16.30	$16.58	$13.62	$11.02
Value at end of period	$30.60	$35.26	$32.39	$25.68	$26.79	$25.65	$18.14	$16.30	$16.58	$13.62
Number of accumulation units outstanding at end of period	5,279	4,069	8,763	7,956	8,789	7,998	12,142	12,384	12,558	14,716
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$29.94	$28.77	$27.84	$27.94	$26.44	$26.73	$24.67	$23.15	$21.28	$19.26
Value at end of period	$29.49	$29.94	$28.77	$27.84	$27.94	$26.44	$26.73	$24.67	$23.15	$21.28
Number of accumulation units outstanding at end of period	6,932	8,056	8,925	10,349	6,865	7,703	13,669	11,791	11,704	10,242
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.16	$9.02	$9.03	$9.20	$9.87	$8.21	$6.98	$8.02	$7.51	$6.90
Value at end of period	$9.53	$11.16	$9.02	$9.03	$9.20	$9.87	$8.21	$6.98	$8.02	$7.51
Number of accumulation units outstanding at end of period	15,519	15,796	15,267	13,219	9,812	9,053	8,001	7,748	7,745	7,440
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.60	$19.14	$18.59	$17.64	$15.68	$12.08	$10.33	$10.32
Value at end of period	$24.01	$24.60	$19.14	$18.59	$17.64	$15.68	$12.08	$10.33
Number of accumulation units outstanding at end of period	26,156	25,441	29,493	34,740	35,133	11,463	12,730	12,766
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.54	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34
Value at end of period	$15.10	$16.54	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07
Number of accumulation units outstanding at end of period	22,626	19,068	31,241	34,165	48,754	37,895	36,443	39,636	2,466	1,774
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$34.77	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64	$16.88	$13.07	$9.33
Value at end of period	$31.86	$34.77	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64	$16.88	$13.07
Number of accumulation units outstanding at end of period	6,396	5,522	6,241	6,540	6,564	5,978	447	302	270	1,055
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during November 2017)
Value at beginning of period	$13.63	$13.10
Value at end of period	$10.56	$13.63
Number of accumulation units outstanding at end of period	6,290	5,575
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$35.21	$27.08	$25.65	$24.07	$21.48	$16.43	$14.49	$14.03	$12.56	$10.70
Value at end of period	$34.54	$35.21	$27.08	$25.65	$24.07	$21.48	$16.43	$14.49	$14.03	$12.56
Number of accumulation units outstanding at end of period	2,919	313	395	127	83	441	398	398	398	480

CFI 400

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.76	$17.10	$15.56	$15.38	$13.75	$10.52	$9.19	$9.04	$8.14	$6.91
Value at end of period	$19.85	$20.76	$17.10	$15.56	$15.38	$13.75	$10.52	$9.19	$9.04	$8.14
Number of accumulation units outstanding at end of period	6,183	5,193	10,025	15,502	15,026	13,384	4,913	3,694	6,389	7,033
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.37	$23.52	$20.59	$21.60	$19.43	$14.92	$13.00	$13.05	$11.85	$10.06
Value at end of period	$24.33	$26.37	$23.52	$20.59	$21.60	$19.43	$14.92	$13.00	$13.05	$11.85
Number of accumulation units outstanding at end of period	807	99	1,128	63	447	328	328	735	706	403
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$33.42	$27.13	$25.64	$26.09	$23.71	$17.75	$15.51	$16.01	$14.47
Value at end of period	$31.33	$33.42	$27.13	$25.64	$26.09	$23.71	$17.75	$15.51	$16.01
Number of accumulation units outstanding at end of period	3,743	3,501	3,687	3,587	3,503	3,888	1,601	580	482
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$21.56	$18.45	$16.42	$17.06	$15.28	$11.50	$9.92	$10.20	$8.23	$4.94
Value at end of period	$19.37	$21.56	$18.45	$16.42	$17.06	$15.28	$11.50	$9.92	$10.20	$8.23
Number of accumulation units outstanding at end of period	8,590	6,322	5,706	6,232	5,856	5,723	1,464	584	491	483
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$21.93	$19.38	$16.15	$17.08	$16.44	$11.96	$11.85
Value at end of period	$19.28	$21.93	$19.38	$16.15	$17.08	$16.44	$11.96
Number of accumulation units outstanding at end of period	2,284	4,887	3,525	4,900	4,805	4,220	2,786
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.17	$19.70	$17.54	$17.87	$17.08	$12.40	$10.87	$10.88	$8.30	$6.39
Value at end of period	$19.31	$23.17	$19.70	$17.54	$17.87	$17.08	$12.40	$10.87	$10.88	$8.30
Number of accumulation units outstanding at end of period	944	565	12,996	12,978	5,246	5,239	98	323	403	354
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$67.42	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89	$31.98	$25.96	$20.54
Value at end of period	$56.20	$67.42	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89	$31.98	$25.96
Number of accumulation units outstanding at end of period	6,575	6,174	6,359	7,065	6,568	6,843	6,650	6,858	8,936	9,470
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$17.91	$15.68	$14.95	$15.11	$14.44	$12.53	$11.16	$11.62	$10.31	$8.28
Value at end of period	$16.72	$17.91	$15.68	$14.95	$15.11	$14.44	$12.53	$11.16	$11.62	$10.31
Number of accumulation units outstanding at end of period	15,190	15,011	11,100	9,410	15,169	6,000	4,576	4,059	5,650	2,691
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$19.42	$16.41	$15.60	$15.82	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16
Value at end of period	$17.63	$19.42	$16.41	$15.60	$15.82	$15.11	$12.68	$11.12	$11.77	$10.37
Number of accumulation units outstanding at end of period	41,357	23,360	15,442	10,241	7,421	6,309	4,028	2,655	5,495	2,952
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.22	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04
Value at end of period	$17.98	$20.22	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34
Number of accumulation units outstanding at end of period	9,198	9,360	8,474	6,954	7,370	5,432	6,011	5,128	4,019	2,577
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2013)
Value at beginning of period	$19.95	$16.55	$15.70	$15.99	$15.19	$14.26
Value at end of period	$17.67	$19.95	$16.55	$15.70	$15.99	$15.19
Number of accumulation units outstanding at end of period	10,590	7,817	4,207	1,303	610	424

CFI 401

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$14.77	$12.99	$12.33	$12.51	$11.88	$10.37	$9.20	$9.53	$8.53	$6.93
Value at end of period	$13.65	$14.77	$12.99	$12.33	$12.51	$11.88	$10.37	$9.20	$9.53	$8.53
Number of accumulation units outstanding at end of period	371	282	187	84	46	46	480	481	480	481
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.06	$12.87	$12.27	$12.44	$11.89	$10.96	$9.88	$10.04	$9.12	$7.70
Value at end of period	$13.33	$14.06	$12.87	$12.27	$12.44	$11.89	$10.96	$9.88	$10.04	$9.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	385	385	385	384
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$29.22	$26.69	$25.49	$25.79	$24.42	$21.99	$19.76	$19.60	$17.82	$15.26
Value at end of period	$27.78	$29.22	$26.69	$25.49	$25.79	$24.42	$21.99	$19.76	$19.60	$17.82
Number of accumulation units outstanding at end of period	1,249	1,238	1,201	1,773	2,103	11,199	10,219	8,986	1,460	1,403
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$33.39	$28.60	$27.00	$27.59	$26.13	$21.55	$18.92	$19.68	$17.57	$14.16
Value at end of period	$30.32	$33.39	$28.60	$27.00	$27.59	$26.13	$21.55	$18.92	$19.68	$17.57
Number of accumulation units outstanding at end of period	1,870	1,981	2,406	3,901	3,694	4,769	4,436	4,417	4,566	4,822
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$30.95	$27.29	$25.84	$26.23	$24.82	$21.49	$19.10	$19.39	$17.48	$14.48
Value at end of period	$28.80	$30.95	$27.29	$25.84	$26.23	$24.82	$21.49	$19.10	$19.39	$17.48
Number of accumulation units outstanding at end of period	1,806	1,165	855	2,103	4,063	4,363	3,865	3,913	3,769	3,615
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2011)
Value at beginning of period	$12.78	$12.51	$12.34	$12.43	$11.87	$12.29	$11.95	$11.70
Value at end of period	$12.62	$12.78	$12.51	$12.34	$12.43	$11.87	$12.29	$11.95
Number of accumulation units outstanding at end of period	253	230	135	904	904	904	1,739	3,972
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.27	$34.77	$28.29	$29.07	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17
Value at end of period	$32.47	$38.27	$34.77	$28.29	$29.07	$26.09	$20.05	$17.40	$18.14	$15.01
Number of accumulation units outstanding at end of period	1,817	1,577	1,300	1,240	1,651	1,588	1,518	1,445	914	914
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$38.64	$30.43	$29.16	$31.00	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83
Value at end of period	$37.55	$38.64	$30.43	$29.16	$31.00	$29.99	$21.81	$18.40	$18.17	$14.50
Number of accumulation units outstanding at end of period	2,086	1,723	2,596	2,942	7,176	5,753	706	589	707	608
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.97	$13.64	$13.65	$13.98	$12.37	$12.01	$9.62	$10.24	$8.89	$6.71
Value at end of period	$13.56	$14.97	$13.64	$13.65	$13.98	$12.37	$12.01	$9.62	$10.24	$8.89
Number of accumulation units outstanding at end of period	796	877	2,254	2,114	2,521	2,223	1,776	2,579	2,248	1,413
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.48	$17.74	$17.18	$16.85	$13.09	$12.95	$11.32	$10.43	$8.23	$6.12
Value at end of period	$16.90	$18.48	$17.74	$17.18	$16.85	$13.09	$12.95	$11.32	$10.43	$8.23
Number of accumulation units outstanding at end of period	5,453	4,377	6,535	5,700	4,650	4,432	4,101	3,597	5,332	4,787
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$38.51	$31.98	$29.78	$29.19	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88
Value at end of period	$34.71	$38.51	$31.98	$29.78	$29.19	$26.12	$19.57	$17.60	$18.64	$16.80
Number of accumulation units outstanding at end of period	1,511	1,455	1,112	2,716	4,368	3,302	2,724	2,525	2,682	4,136

CFI 402

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$20.82	$18.95	$15.47	$16.09	$15.57	$11.23	$11.17
Value at end of period	$16.96	$20.82	$18.95	$15.47	$16.09	$15.57	$11.23
Number of accumulation units outstanding at end of period	682	442	390	311	521	157	82
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.84	$23.03	$19.74	$21.19	$19.60	$14.66	$12.47	$12.86	$11.28	$8.86
Value at end of period	$23.29	$26.84	$23.03	$19.74	$21.19	$19.60	$14.66	$12.47	$12.86	$11.28
Number of accumulation units outstanding at end of period	66	64	60	55	50	763	758	841	1,502	1,967
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.40	$20.39	$17.86	$18.41	$17.06	$13.78	$12.33	$12.59	$11.32	$9.31
Value at end of period	$20.09	$22.40	$20.39	$17.86	$18.41	$17.06	$13.78	$12.33	$12.59	$11.32
Number of accumulation units outstanding at end of period	14,504	14,430	16,272	22,856	22,539	19,629	17,960	17,498	17,903	19,506
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.32	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67
Value at end of period	$20.82	$24.32	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65
Number of accumulation units outstanding at end of period	3,115	3,114	579	579	579	579	579	579	579	1,162
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.55	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96
Value at end of period	$23.54	$28.55	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33
Number of accumulation units outstanding at end of period	3,966	3,838	3,341	2,754	2,585	2,300	2,670	2,831	2,730	4,353
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.09	$34.70	$30.55	$31.80	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79
Value at end of period	$34.00	$39.09	$34.70	$30.55	$31.80	$27.92	$21.43	$18.03	$17.87	$14.67
Number of accumulation units outstanding at end of period	2,507	2,296	3,276	3,379	3,403	3,266	2,200	1,899	2,110	2,035
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$31.23	$27.28	$22.65	$23.74	$22.12	$16.07	$13.67	$13.99	$13.84
Value at end of period	$27.68	$31.23	$27.28	$22.65	$23.74	$22.12	$16.07	$13.67	$13.99
Number of accumulation units outstanding at end of period	649	749	625	474	354	712	689	376	304
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$26.25	$19.41	$19.56	$18.96	$18.71	$14.86	$12.32	$13.54	$11.78	$8.52
Value at end of period	$22.57	$26.25	$19.41	$19.56	$18.96	$18.71	$14.86	$12.32	$13.54	$11.78
Number of accumulation units outstanding at end of period	59,651	58,527	62,324	66,614	78,055	78,801	83,997	80,988	83,348	87,308
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$21.65	$20.36	$17.98	$19.03	$19.15	$17.21	$14.95	$15.20	$12.89	$7.79
Value at end of period	$20.87	$21.65	$20.36	$17.98	$19.03	$19.15	$17.21	$14.95	$15.20	$12.89
Number of accumulation units outstanding at end of period	1,688	1,200	2,094	1,566	4,199	3,645	2,536	279	1,786	1,846
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$27.22	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24
Value at end of period	$27.10	$27.22	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19
Number of accumulation units outstanding at end of period	17,561	14,638	21,127	17,409	15,070	12,906	17,346	21,765	19,646	13,609
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$30.37	$24.56	$23.09	$22.85	$20.62	$15.40	$13.39	$14.04	$11.03	$7.60
Value at end of period	$29.11	$30.37	$24.56	$23.09	$22.85	$20.62	$15.40	$13.39	$14.04	$11.03
Number of accumulation units outstanding at end of period	44,910	45,793	48,572	60,430	66,159	64,957	69,431	67,780	86,676	83,457
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$30.10	$26.14	$22.22	$24.09	$22.64	$17.61	$15.17	$15.45	$13.57	$10.96
Value at end of period	$27.03	$30.10	$26.14	$22.22	$24.09	$22.64	$17.61	$15.17	$15.45	$13.57
Number of accumulation units outstanding at end of period	6,720	8,335	7,846	7,993	8,434	7,565	7,161	6,825	6,158	6,014

CFI 403

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$63.14	$47.72	$47.46	$43.24	$40.16	$29.11	$24.72	$25.22	$21.79	$15.39
Value at end of period	$61.86	$63.14	$47.72	$47.46	$43.24	$40.16	$29.11	$24.72	$25.22	$21.79
Number of accumulation units outstanding at end of period	10,559	7,196	9,206	11,642	9,926	8,475	5,685	5,066	5,065	6,143
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.96	$15.76	$15.61	$15.91	$16.24	$14.34	$12.19	$14.04	$12.46	$9.14
Value at end of period	$16.98	$19.96	$15.76	$15.61	$15.91	$16.24	$14.34	$12.19	$14.04	$12.46
Number of accumulation units outstanding at end of period	1,165	557	448	445	2,062	1,219	1,115	999	1,240	1,380
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.78	$9.72	$9.63	$10.06	$10.87	$9.13	$7.75	$8.89	$8.24	$6.30
Value at end of period	$9.92	$11.78	$9.72	$9.63	$10.06	$10.87	$9.13	$7.75	$8.89	$8.24
Number of accumulation units outstanding at end of period	13,457	14,671	18,721	20,212	23,873	25,317	29,771	30,678	33,040	39,891
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.53	$13.26	$12.07	$13.19	$13.69	$10.58	$8.77	$9.39	$8.80	$6.72
Value at end of period	$13.18	$15.53	$13.26	$12.07	$13.19	$13.69	$10.58	$8.77	$9.39	$8.80
Number of accumulation units outstanding at end of period	13	13	13	810	13	13	13	78	13	38
WANGER INTERNATIONAL
Value at beginning of period	$15.48	$11.76	$12.04	$12.14	$12.82	$10.58	$8.78	$10.39	$8.39	$5.66
Value at end of period	$12.62	$15.48	$11.76	$12.04	$12.14	$12.82	$10.58	$8.78	$10.39	$8.39
Number of accumulation units outstanding at end of period	2,193	1,914	1,897	2,313	863	1,686	865	2,283	2,647	2,218
WANGER SELECT
Value at beginning of period	$30.51	$24.32	$21.66	$21.81	$21.35	$16.01	$13.65	$16.74	$13.35	$8.11
Value at end of period	$26.47	$30.51	$24.32	$21.66	$21.81	$21.35	$16.01	$13.65	$16.74	$13.35
Number of accumulation units outstanding at end of period	876	836	795	741	703	1,889	1,444	1,094	2,766	2,127
WANGER USA
Value at beginning of period	$30.09	$25.40	$22.55	$22.91	$22.07	$16.66	$14.01	$14.66	$12.00	$8.52
Value at end of period	$29.37	$30.09	$25.40	$22.55	$22.91	$22.07	$16.66	$14.01	$14.66	$12.00
Number of accumulation units outstanding at end of period	1,404	536	576	568	597	574	549	540	496	434
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during July 2017)
Value at beginning of period	$13.80	$12.73
Value at end of period	$13.13	$13.80
Number of accumulation units outstanding at end of period	1,845	548

TABLE 50
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE MARCH 20, 2008
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$12.45	$12.19	$11.75	$12.12	$11.92	$12.66
Value at end of period	$12.02	$12.45	$12.19	$11.75	$12.12	$11.92
Number of accumulation units outstanding at end of period	0	0	0	0	16	11

CFI 404

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during June 2018)
Value at beginning of period	$10.87
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	5
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during April 2009)
Value at beginning of period	$20.10	$16.46	$14.77	$14.43	$13.38	$10.27	$8.85	$9.11	$8.07	$6.10
Value at end of period	$18.58	$20.10	$16.46	$14.77	$14.43	$13.38	$10.27	$8.85	$9.11	$8.07
Number of accumulation units outstanding at end of period	1,397	1,165	1,150	1,139	734	714	330	320	309	466
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2014)
Value at beginning of period	$18.24	$14.52	$13.86	$13.63	$12.77
Value at end of period	$16.32	$18.24	$14.52	$13.86	$13.63
Number of accumulation units outstanding at end of period	0	0	234	153	30
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.22	$11.95	$11.74	$11.83	$11.31	$11.65	$11.11	$10.53	$10.22
Value at end of period	$12.09	$12.22	$11.95	$11.74	$11.83	$11.31	$11.65	$11.11	$10.53
Number of accumulation units outstanding at end of period	159	275	236	182	159	159	157	41	17
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$29.91	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93
Value at end of period	$28.75	$29.91	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47	$13.24	$11.90
Number of accumulation units outstanding at end of period	1,458	1,447	1,439	1,418	1,399	1,392	1,286	1,286	1,219	1,140
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$26.24	$22.05	$19.64	$19.87	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84
Value at end of period	$25.21	$26.24	$22.05	$19.64	$19.87	$18.05	$13.82	$12.40	$11.70	$10.43
Number of accumulation units outstanding at end of period	1,896	1,210	1,318	1,077	835	734	644	517	379	251
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$23.79	$20.73	$18.11	$19.06	$17.34	$13.50
Value at end of period	$20.34	$23.79	$20.73	$18.11	$19.06	$17.34
Number of accumulation units outstanding at end of period	224	193	175	114	28	4
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.42	$9.57	$10.70	$11.23	$11.45	$9.23	$7.43	$8.09	$7.71	$7.56
Value at end of period	$10.97	$12.42	$9.57	$10.70	$11.23	$11.45	$9.23	$7.43	$8.09	$7.71
Number of accumulation units outstanding at end of period	1,189	1,190	1,190	1,189	1,167	1,136	1,107	1,072	1,035	718
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2013)
Value at beginning of period	$16.50	$15.56	$14.87	$14.30	$11.09	$11.67
Value at end of period	$15.66	$16.50	$15.56	$14.87	$14.30	$11.09
Number of accumulation units outstanding at end of period	0	0	224	151	46	11
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.27
Number of accumulation units outstanding at end of period	1,389

CFI 405

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.79	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21	$9.72	$9.27
Value at end of period	$16.11	$18.79	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21	$9.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	5,044	5,043	5,584	5,581
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$70.11	$58.07	$54.28	$54.43	$49.09	$37.75	$32.73	$33.90	$29.20	$21.72
Value at end of period	$65.01	$70.11	$58.07	$54.28	$54.43	$49.09	$37.75	$32.73	$33.90	$29.20
Number of accumulation units outstanding at end of period	6,012	6,100	6,049	5,881	5,688	5,900	5,905	5,440	5,093	7,293
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$45.58	$40.75	$34.86	$36.65	$34.03	$26.81	$23.07	$23.07	$20.22	$19.61
Value at end of period	$41.40	$45.58	$40.75	$34.86	$36.65	$34.03	$26.81	$23.07	$23.07	$20.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,073	2,073	2,295	2,294	2,249
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2010)
Value at beginning of period	$47.93	$35.81	$35.86	$33.78	$30.64	$22.69	$19.97	$20.12	$18.23
Value at end of period	$47.40	$47.93	$35.81	$35.86	$33.78	$30.64	$22.69	$19.97	$20.12
Number of accumulation units outstanding at end of period	359	317	354	267	172	3,323	3,283	3,579	3,550
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$37.69	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90
Value at end of period	$32.53	$37.69	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44	$19.34	$15.23
Number of accumulation units outstanding at end of period	0	0	115	76	14	0	0	0	0	0
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during April 2017)
Value at beginning of period	$13.81	$11.80
Value at end of period	$12.98	$13.81
Number of accumulation units outstanding at end of period	409	360
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$22.86	$21.02	$16.82	$17.61	$16.92	$14.45
Value at end of period	$18.85	$22.86	$21.02	$16.82	$17.61	$16.92
Number of accumulation units outstanding at end of period	0	0	0	0	12	8
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$25.23	$23.84	$20.68	$21.70	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05
Value at end of period	$21.23	$25.23	$23.84	$20.68	$21.70	$19.64	$15.22	$13.41	$14.11	$11.35
Number of accumulation units outstanding at end of period	360	360	360	360	360	360	360	360	360	1,031
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during April 2017)
Value at beginning of period	$21.37	$19.48
Value at end of period	$19.91	$21.37
Number of accumulation units outstanding at end of period	251	218
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$92.50	$69.29	$65.44	$76.88	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54
Value at end of period	$80.50	$92.50	$69.29	$65.44	$76.88	$81.53	$75.96	$63.46	$78.22	$62.18
Number of accumulation units outstanding at end of period	77	68	104	75	608	1,263	1,272	1,344	1,343	1,292

CFI 406

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$28.95	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06
Value at end of period	$25.71	$28.95	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96
Number of accumulation units outstanding at end of period	23	23	167	117	41	23	23	23	23	23
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during November 2012)
Value at beginning of period	$15.58	$15.17	$14.56	$15.11	$14.80	$16.46	$16.43
Value at end of period	$15.09	$15.58	$15.17	$14.56	$15.11	$14.80	$16.46
Number of accumulation units outstanding at end of period	236	198	160	121	82	44	7
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during April 2017)
Value at beginning of period	$10.17	$10.04
Value at end of period	$10.12	$10.17
Number of accumulation units outstanding at end of period	496	423
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.80	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51
Value at end of period	$21.87	$21.80	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44	$19.06	$17.08
Number of accumulation units outstanding at end of period	1,759	1,677	1,095	2,461	2,416	2,411	2,705	2,831	2,827	2,399
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$46.11	$40.58	$37.99	$39.08	$37.14	$32.13	$28.54	$29.20	$25.83	$21.87
Value at end of period	$42.56	$46.11	$40.58	$37.99	$39.08	$37.14	$32.13	$28.54	$29.20	$25.83
Number of accumulation units outstanding at end of period	468	419	364	314	130	97	66	33	12	9
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$12.61	$10.67	$9.63	$9.87
Value at end of period	$11.65	$12.61	$10.67	$9.63
Number of accumulation units outstanding at end of period	12	388	265	81
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.12	$13.92	$13.22	$13.95	$14.02	$14.75	$13.80	$13.43	$11.70	$9.72
Value at end of period	$14.68	$15.12	$13.92	$13.22	$13.95	$14.02	$14.75	$13.80	$13.43	$11.70
Number of accumulation units outstanding at end of period	3,776	3,706	3,617	3,244	3,218	2,909	3,144	3,410	4,288	4,121
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.05	$9.83	$9.36	$10.02
Value at end of period	$10.87	$12.05	$9.83	$9.36
Number of accumulation units outstanding at end of period	5,211	5,140	5,052	4,527
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$11.43	$11.37	$11.29	$11.22	$10.79	$11.10	$10.92
Value at end of period	$11.42	$11.43	$11.37	$11.29	$11.22	$10.79	$11.10
Number of accumulation units outstanding at end of period	60	231	189	139	85	166	139
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.92	$14.97	$15.09	$15.23	$15.37	$15.52	$15.66	$15.81	$15.92	$16.02
Value at end of period	$15.01	$14.92	$14.97	$15.09	$15.23	$15.37	$15.52	$15.66	$15.81	$15.92
Number of accumulation units outstanding at end of period	631	576	510	443	351	281	211	129	713	2,323
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$49.38	$41.42	$38.09	$39.01	$35.57	$27.49	$23.97	$24.26	$21.46	$16.63
Value at end of period	$46.73	$49.38	$41.42	$38.09	$39.01	$35.57	$27.49	$23.97	$24.26	$21.46
Number of accumulation units outstanding at end of period	552	559	545	529	509	487	1,670	1,650	1,456	1,456

CFI 407

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.07	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86
Value at end of period	$20.20	$21.07	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11
Number of accumulation units outstanding at end of period	1,987	1,882	1,766	1,664	1,579	1,509	1,450	1,513	1,474	1,043
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$49.28	$43.81	$37.43	$38.48	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79
Value at end of period	$41.81	$49.28	$43.81	$37.43	$38.48	$35.45	$26.60	$22.82	$23.30	$19.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	1,230	590
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$35.26	$32.39	$25.68	$27.07
Value at end of period	$30.60	$35.26	$32.39	$25.68
Number of accumulation units outstanding at end of period	0	107	75	23
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2017)
Value at beginning of period	$20.16	$18.11
Value at end of period	$18.23	$20.16
Number of accumulation units outstanding at end of period	270	234
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$29.99	$28.82	$27.89	$27.99	$26.49	$26.77	$26.80
Value at end of period	$29.54	$29.99	$28.82	$27.89	$27.99	$26.49	$26.77
Number of accumulation units outstanding at end of period	1,282	1,367	1,336	1,313	105	100	6
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$11.16	$10.14
Value at end of period	$9.53	$11.16
Number of accumulation units outstanding at end of period	10	4
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2012)
Value at beginning of period	$24.60	$19.14	$18.59	$17.64	$15.68	$12.08	$11.63
Value at end of period	$24.01	$24.60	$19.14	$18.59	$17.64	$15.68	$12.08
Number of accumulation units outstanding at end of period	813	993	938	842	655	686	281
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.54	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34
Value at end of period	$15.10	$16.54	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07
Number of accumulation units outstanding at end of period	2,764	2,763	2,762	2,762	2,764	871	713	713	0	187
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2010)
Value at beginning of period	$34.77	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64	$16.88	$13.60
Value at end of period	$31.86	$34.77	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64	$16.88
Number of accumulation units outstanding at end of period	1,852	1,925	1,886	817	720	732	509	365	354
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$20.76	$18.40
Value at end of period	$19.85	$20.76
Number of accumulation units outstanding at end of period	7	3

CFI 408

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$33.42	$29.48
Value at end of period	$31.33	$33.42
Number of accumulation units outstanding at end of period	2	1
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$21.93	$19.74
Value at end of period	$19.28	$21.93
Number of accumulation units outstanding at end of period	3	1
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2013)
Value at beginning of period	$23.17	$19.70	$17.54	$17.87	$17.08	$13.48
Value at end of period	$19.31	$23.17	$19.70	$17.54	$17.87	$17.08
Number of accumulation units outstanding at end of period	2,274	2,268	2,261	2,255	91	87
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$67.42	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89	$31.98	$27.09
Value at end of period	$56.20	$67.42	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89	$31.98
Number of accumulation units outstanding at end of period	14	14	14	14	14	14	13	4	2
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$19.42	$16.41	$15.60	$15.82	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16
Value at end of period	$17.63	$19.42	$16.41	$15.60	$15.82	$15.11	$12.68	$11.12	$11.77	$10.37
Number of accumulation units outstanding at end of period	4,431	4,296	4,152	3,984	3,823	3,656	3,369	3,155	2,535	1,788
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.22	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04
Value at end of period	$17.98	$20.22	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34
Number of accumulation units outstanding at end of period	368	368	368	368	368	368	348	294	238	174
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2013)
Value at beginning of period	$19.95	$16.55	$15.70	$15.99	$15.19	$14.67
Value at end of period	$17.67	$19.95	$16.55	$15.70	$15.99	$15.19
Number of accumulation units outstanding at end of period	891	891	1,096	1,025	902	857
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2014)
Value at beginning of period	$15.87	$14.66	$14.16	$14.29	$13.60
Value at end of period	$15.24	$15.87	$14.66	$14.16	$14.29
Number of accumulation units outstanding at end of period	26,685	26,687	26,679	26,692	26,067
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$33.45	$28.65	$27.05	$27.63	$26.18	$21.59	$18.95	$19.71	$17.60	$14.19
Value at end of period	$30.37	$33.45	$28.65	$27.05	$27.63	$26.18	$21.59	$18.95	$19.71	$17.60
Number of accumulation units outstanding at end of period	331	331	331	331	331	331	331	331	331	619
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$31.00	$27.34	$25.88	$26.28	$24.86	$21.53	$19.13	$19.43	$17.51	$14.50
Value at end of period	$28.85	$31.00	$27.34	$25.88	$26.28	$24.86	$21.53	$19.13	$19.43	$17.51
Number of accumulation units outstanding at end of period	135	659	388	289	289	289	289	289	289	631

CFI 409

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.27	$34.77	$28.29	$29.07	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17
Value at end of period	$32.47	$38.27	$34.77	$28.29	$29.07	$26.09	$20.05	$17.40	$18.14	$15.01
Number of accumulation units outstanding at end of period	478	477	473	469	465	460	717	710	702	473
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$38.64	$30.43	$29.16	$31.00	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83
Value at end of period	$37.55	$38.64	$30.43	$29.16	$31.00	$29.99	$21.81	$18.40	$18.17	$14.50
Number of accumulation units outstanding at end of period	1,303	1,324	1,322	1,258	1,177	1,152	1,096	997	1,115	1,011
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2012)
Value at beginning of period	$14.97	$13.64	$13.65	$13.98	$12.37	$12.01	$11.54
Value at end of period	$13.56	$14.97	$13.64	$13.65	$13.98	$12.37	$12.01
Number of accumulation units outstanding at end of period	89	75	62	64	45	25	4
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$38.51	$31.98	$29.78	$29.19	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88
Value at end of period	$34.71	$38.51	$31.98	$29.78	$29.19	$26.12	$19.57	$17.60	$18.64	$16.80
Number of accumulation units outstanding at end of period	864	863	863	863	864	864	864	863	816	760
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.40	$20.39	$17.86	$18.41	$17.06	$13.78	$12.33	$12.59	$11.32	$9.31
Value at end of period	$20.09	$22.40	$20.39	$17.86	$18.41	$17.06	$13.78	$12.33	$12.59	$11.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.32	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67
Value at end of period	$20.82	$24.32	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	66	66
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.55	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96
Value at end of period	$23.54	$28.55	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33
Number of accumulation units outstanding at end of period	1,253	1,143	865	765	688	2,501	2,766	2,918	2,891	2,992
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.09	$34.70	$30.55	$31.80	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79
Value at end of period	$34.00	$39.09	$34.70	$30.55	$31.80	$27.92	$21.43	$18.03	$17.87	$14.67
Number of accumulation units outstanding at end of period	836	829	820	809	791	772	984	955	1,142	1,032
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$26.25	$19.41	$19.56	$18.96	$18.71	$14.86	$12.32	$13.54	$11.78	$8.52
Value at end of period	$22.57	$26.25	$19.41	$19.56	$18.96	$18.71	$14.86	$12.32	$13.54	$11.78
Number of accumulation units outstanding at end of period	163	150	135	108	54	222	207	507	507	507
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$21.65	$20.36	$17.98	$19.03	$19.15	$18.49
Value at end of period	$20.87	$21.65	$20.36	$17.98	$19.03	$19.15
Number of accumulation units outstanding at end of period	236	202	0	0	5	3
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$27.22	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24
Value at end of period	$27.10	$27.22	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19
Number of accumulation units outstanding at end of period	765	603	597	590	583	575	887	876	864	644

CFI 410

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$30.37	$24.56	$23.09	$22.85	$20.62	$15.40	$13.39	$14.04	$11.03	$7.60
Value at end of period	$29.11	$30.37	$24.56	$23.09	$22.85	$20.62	$15.40	$13.39	$14.04	$11.03
Number of accumulation units outstanding at end of period	66	188	149	88	61	236	235	17	8	0
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$30.10	$26.14	$22.22	$24.09	$22.64	$17.61	$15.17	$15.45	$13.57	$10.96
Value at end of period	$27.03	$30.10	$26.14	$22.22	$24.09	$22.64	$17.61	$15.17	$15.45	$13.57
Number of accumulation units outstanding at end of period	1,609	1,574	1,527	1,386	1,210	1,083	979	698	1,371	1,210
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$63.25	$47.80	$47.54	$43.31	$40.23	$29.16	$24.76	$25.27	$21.83	$15.41
Value at end of period	$61.97	$63.25	$47.80	$47.54	$43.31	$40.23	$29.16	$24.76	$25.27	$21.83
Number of accumulation units outstanding at end of period	221	285	337	274	216	205	205	205	205	205
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$19.96	$15.76	$15.61	$15.91	$16.24	$14.34	$13.33
Value at end of period	$16.98	$19.96	$15.76	$15.61	$15.91	$16.24	$14.34
Number of accumulation units outstanding at end of period	28	146	120	83	58	125	104
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2012)
Value at beginning of period	$11.78	$9.72	$9.63	$10.06	$10.87	$9.13	$8.48
Value at end of period	$9.92	$11.78	$9.72	$9.63	$10.06	$10.87	$9.13
Number of accumulation units outstanding at end of period	22	277	197	72	41	34	13
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$15.53	$13.26	$12.07	$13.19	$13.69	$11.87
Value at end of period	$13.18	$15.53	$13.26	$12.07	$13.19	$13.69
Number of accumulation units outstanding at end of period	0	0	83	83	83	83

TABLE 51
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during January 2017)
Value at beginning of period	$26.29	$21.42
Value at end of period	$25.53	$26.29
Number of accumulation units outstanding at end of period	301	15
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$27.18	$21.34	$20.08	$20.42	$18.13	$14.95	$13.61	$14.29
Value at end of period	$27.50	$27.18	$21.34	$20.08	$20.42	$18.13	$14.95	$13.61
Number of accumulation units outstanding at end of period	215	753	1,097	1,086	1,095	1,119	2,901	2,072

CFI 411

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2010)
Value at beginning of period	$24.93	$20.75	$19.21	$20.03	$18.58	$14.51	$13.40	$13.31	$12.30
Value at end of period	$23.34	$24.93	$20.75	$19.21	$20.03	$18.58	$14.51	$13.40	$13.31
Number of accumulation units outstanding at end of period	5,711	6,610	6,668	7,493	7,386	6,112	3,355	1,729	181
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14	$10.80
Value at end of period	$11.68	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14
Number of accumulation units outstanding at end of period	13,070	16,702	20,841	24,680	27,398	36,760	51,642	9,300	2,104
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during June 2016)
Value at beginning of period	$11.06	$9.81	$9.96
Value at end of period	$10.14	$11.06	$9.81
Number of accumulation units outstanding at end of period	1,604	1,014	61
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10
Value at end of period	$18.00	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04	$8.03
Number of accumulation units outstanding at end of period	9,208	9,108	5,294	5,364	4,902	5,256	3,854	2,893	2,629	2,072
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during April 2009)
Value at beginning of period	$17.72	$14.15	$13.54	$13.36	$13.29	$10.40	$8.63	$10.20	$8.27	$5.56
Value at end of period	$15.80	$17.72	$14.15	$13.54	$13.36	$13.29	$10.40	$8.63	$10.20	$8.27
Number of accumulation units outstanding at end of period	699	797	640	466	117	8	192	192	144	70
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.87	$11.65	$11.48	$11.60	$11.12	$11.49	$10.99	$10.45	$9.87	$8.73
Value at end of period	$11.71	$11.87	$11.65	$11.48	$11.60	$11.12	$11.49	$10.99	$10.45	$9.87
Number of accumulation units outstanding at end of period	142	142	142	563	142	3,635	3,976	3,939	346	156
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$29.49	$23.69	$22.12	$21.26	$19.70	$14.91	$12.52	$13.33	$12.02	$9.05
Value at end of period	$28.27	$29.49	$23.69	$22.12	$21.26	$19.70	$14.91	$12.52	$13.33	$12.02
Number of accumulation units outstanding at end of period	10,765	12,686	12,676	13,003	12,107	13,941	12,714	15,884	14,598	12,135
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$25.73	$21.69	$19.37	$19.66	$17.91	$13.76	$12.38	$11.72	$10.47	$8.91
Value at end of period	$24.65	$25.73	$21.69	$19.37	$19.66	$17.91	$13.76	$12.38	$11.72	$10.47
Number of accumulation units outstanding at end of period	10,988	20,302	18,184	12,549	13,152	12,872	10,266	10,349	9,038	7,601
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during February 2011)
Value at beginning of period	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81	$12.42
Value at end of period	$18.46	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81
Number of accumulation units outstanding at end of period	2,488	4,298	4,248	5,126	5,300	2,862	1,328	1,156
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2011)
Value at beginning of period	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10	$12.13
Value at end of period	$19.82	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10
Number of accumulation units outstanding at end of period	649	953	719	1,149	653	476	454	473

CFI 412

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.07	$9.33	$10.45	$11.01	$11.26	$9.11	$7.35	$8.03	$7.68	$6.93
Value at end of period	$10.62	$12.07	$9.33	$10.45	$11.01	$11.26	$9.11	$7.35	$8.03	$7.68
Number of accumulation units outstanding at end of period	1,173	1,173	1,172	1,292	1,519	1,314	2,022	304	110	85
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during September 2015)
Value at beginning of period	$12.01	$10.41	$9.14	$9.04
Value at end of period	$11.29	$12.01	$10.41	$9.14
Number of accumulation units outstanding at end of period	1,310	493	369	50
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.49	$16.72	$15.70	$16.25	$15.01	$12.88	$11.80	$11.43	$10.32	$8.34
Value at end of period	$17.77	$18.49	$16.72	$15.70	$16.25	$15.01	$12.88	$11.80	$11.43	$10.32
Number of accumulation units outstanding at end of period	1,104	623	646	1,433	706	717	734	737	749	762
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2015)
Value at beginning of period	$16.18	$15.30	$14.67	$13.97
Value at end of period	$15.31	$16.18	$15.30	$14.67
Number of accumulation units outstanding at end of period	150	150	150	150
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.24
Number of accumulation units outstanding at end of period	43
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2011)
Value at beginning of period	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$10.12
Value at end of period	$15.60	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11
Number of accumulation units outstanding at end of period	204	216	238	428	421	495	562	36
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2017)
Value at beginning of period	$16.52	$15.28
Value at end of period	$13.45	$16.52
Number of accumulation units outstanding at end of period	66	104
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.17	$25.06	$23.50	$23.63	$21.38	$16.49	$14.34	$14.90	$12.87	$9.60
Value at end of period	$27.89	$30.17	$25.06	$23.50	$23.63	$21.38	$16.49	$14.34	$14.90	$12.87
Number of accumulation units outstanding at end of period	22,498	25,447	28,433	31,512	29,501	37,565	33,988	29,978	28,152	29,512
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.52	$20.20	$17.33	$18.27	$17.02	$13.45	$11.61	$11.64	$10.24	$7.96
Value at end of period	$20.39	$22.52	$20.20	$17.33	$18.27	$17.02	$13.45	$11.61	$11.64	$10.24
Number of accumulation units outstanding at end of period	2,160	2,555	7,863	9,244	8,557	8,313	6,797	5,784	4,901	2,620
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.94	$20.93	$21.03	$19.87	$18.08	$13.42	$11.85	$11.98	$9.77	$7.71
Value at end of period	$27.54	$27.94	$20.93	$21.03	$19.87	$18.08	$13.42	$11.85	$11.98	$9.77
Number of accumulation units outstanding at end of period	5,438	6,107	2,837	4,487	3,265	3,735	4,211	3,863	3,439	3,903
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$30.19	$27.63	$21.49	$23.49	$23.66	$17.58	$15.04	$15.82	$12.49	$9.80
Value at end of period	$25.98	$30.19	$27.63	$21.49	$23.49	$23.66	$17.58	$15.04	$15.82	$12.49
Number of accumulation units outstanding at end of period	702	1,027	1,458	1,867	2,010	1,829	1,039	1,971	1,534	1,674

CFI 413

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during November 2017)
Value at beginning of period	$13.66	$14.03
Value at end of period	$12.80	$13.66
Number of accumulation units outstanding at end of period	595	479
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during October 2011)
Value at beginning of period	$22.21	$20.48	$16.44	$17.27	$16.64	$12.43	$10.84	$10.27
Value at end of period	$18.25	$22.21	$20.48	$16.44	$17.27	$16.64	$12.43	$10.84
Number of accumulation units outstanding at end of period	0	130	130	291	348	348	281	14
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$23.13	$21.92	$19.07	$20.07	$18.22	$14.16	$12.52	$13.20	$10.66	$8.52
Value at end of period	$19.41	$23.13	$21.92	$19.07	$20.07	$18.22	$14.16	$12.52	$13.20	$10.66
Number of accumulation units outstanding at end of period	495	590	779	619	563	528	840	758	669	590
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.31	$10.12	$10.02	$10.14
Value at end of period	$10.17	$10.31	$10.12	$10.02
Number of accumulation units outstanding at end of period	5,123	3,523	2,204	562
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$20.64	$17.65	$16.26	$16.56	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84
Value at end of period	$19.16	$20.64	$17.65	$16.26	$16.56	$15.21	$11.16	$10.20	$10.65	$8.80
Number of accumulation units outstanding at end of period	0	0	395	395	395	0	0	212	0	0
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$43.84	$32.94	$31.20	$36.77	$39.11	$36.55	$30.62	$37.86	$30.19	$16.82
Value at end of period	$38.04	$43.84	$32.94	$31.20	$36.77	$39.11	$36.55	$30.62	$37.86	$30.19
Number of accumulation units outstanding at end of period	2,698	5,085	5,308	5,498	5,009	5,507	5,573	4,872	4,772	5,025
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98
Value at end of period	$24.68	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81
Number of accumulation units outstanding at end of period	1,061	1,292	1,229	957	591	4,697	330	655	573	445
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$18.86	$16.87	$16.15	$16.44	$15.41	$13.41	$12.20	$12.59	$11.39	$9.51
Value at end of period	$17.86	$18.86	$16.87	$16.15	$16.44	$15.41	$13.41	$12.20	$12.59	$11.39
Number of accumulation units outstanding at end of period	1,348	1,712	1,712	1,712	1,712	1,913	4,103	7,379	7,375	7,812
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.66	$14.32	$13.79	$14.35	$14.09	$15.72	$14.64	$13.27	$12.43	$10.64
Value at end of period	$14.16	$14.66	$14.32	$13.79	$14.35	$14.09	$15.72	$14.64	$13.27	$12.43
Number of accumulation units outstanding at end of period	2,033	1,908	2,428	2,917	2,736	3,539	5,921	4,911	6,015	5,498
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.17	$19.04	$16.88	$17.79	$18.00	$16.27	$14.19	$14.61	$12.54	$7.91
Value at end of period	$19.26	$20.17	$19.04	$16.88	$17.79	$18.00	$16.27	$14.19	$14.61	$12.54
Number of accumulation units outstanding at end of period	487	487	487	456	332	332	142	147	201	615
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.09	$9.91	$10.26
Value at end of period	$10.01	$10.09	$9.91
Number of accumulation units outstanding at end of period	18	101	29

CFI 414

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.26	$21.03	$20.05	$21.21	$21.14	$20.94	$18.31	$18.99	$17.06	$14.54
Value at end of period	$21.26	$21.26	$21.03	$20.05	$21.21	$21.14	$20.94	$18.31	$18.99	$17.06
Number of accumulation units outstanding at end of period	9,832	10,889	11,936	13,774	14,551	16,260	19,447	18,742	15,016	13,970
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during July 2018)
Value at beginning of period	$12.11
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	1,668
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during December 2017)
Value at beginning of period	$3.73	$3.50
Value at end of period	$3.23	$3.73
Number of accumulation units outstanding at end of period	0	375
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$18.72	$16.52	$15.51	$16.00	$15.26	$13.24	$11.80	$12.10	$10.74	$9.12
Value at end of period	$17.22	$18.72	$16.52	$15.51	$16.00	$15.26	$13.24	$11.80	$12.10	$10.74
Number of accumulation units outstanding at end of period	122	122	527	527	122	141	315	315	235	120
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.94	$9.77	$9.33	$10.01
Value at end of period	$10.74	$11.94	$9.77	$9.33
Number of accumulation units outstanding at end of period	10,746	13,126	14,416	15,683
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2015)
Value at beginning of period	$11.60	$10.21	$9.68	$9.89
Value at end of period	$10.63	$11.60	$10.21	$9.68
Number of accumulation units outstanding at end of period	183	130	75	15
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during March 2013)
Value at beginning of period	$11.17	$11.14	$11.10	$11.06	$10.68	$10.99
Value at end of period	$11.13	$11.17	$11.14	$11.10	$11.06	$10.68
Number of accumulation units outstanding at end of period	0	0	0	438	234	29
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.06	$10.13	$10.24	$10.36	$10.49	$10.62	$10.75	$10.89	$11.00	$11.10
Value at end of period	$10.09	$10.06	$10.13	$10.24	$10.36	$10.49	$10.62	$10.75	$10.89	$11.00
Number of accumulation units outstanding at end of period	91,019	88,485	107,232	152,181	174,042	156,879	141,928	175,309	192,718	204,298
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.93	$20.98	$19.35	$19.88	$18.18	$14.09	$12.32	$12.51	$11.10	$8.63
Value at end of period	$23.53	$24.93	$20.98	$19.35	$19.88	$18.18	$14.09	$12.32	$12.51	$11.10
Number of accumulation units outstanding at end of period	6,310	6,518	6,848	7,582	7,374	8,428	5,883	5,548	5,458	5,313
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77
Value at end of period	$19.39	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93
Number of accumulation units outstanding at end of period	1,021	1,576	1,366	3,434	4,395	6,643	6,723	7,825	7,142	826
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.45	$20.67	$18.98	$19.06	$16.95	$12.91	$11.42	$11.58	$10.29	$8.45
Value at end of period	$23.42	$25.45	$20.67	$18.98	$19.06	$16.95	$12.91	$11.42	$11.58	$10.29
Number of accumulation units outstanding at end of period	10,518	9,143	9,375	9,884	5,156	6,383	8,198	8,825	9,867	9,483

CFI 415

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.93	$25.79	$22.11	$22.79	$21.06	$15.85	$13.64	$13.97	$11.60	$8.92
Value at end of period	$24.47	$28.93	$25.79	$22.11	$22.79	$21.06	$15.85	$13.64	$13.97	$11.60
Number of accumulation units outstanding at end of period	3,993	4,290	5,365	6,529	6,284	7,482	8,076	8,395	8,394	8,118
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.62	$25.45	$20.24	$21.17	$20.33	$14.43	$13.00	$13.26	$10.93	$8.86
Value at end of period	$23.89	$27.62	$25.45	$20.24	$21.17	$20.33	$14.43	$13.00	$13.26	$10.93
Number of accumulation units outstanding at end of period	3,338	3,616	4,556	5,105	4,656	5,447	6,371	6,814	7,037	6,195
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.71	$15.14	$14.70	$14.80	$14.04	$14.24	$13.18	$12.41	$11.44	$10.38
Value at end of period	$15.43	$15.71	$15.14	$14.70	$14.80	$14.04	$14.24	$13.18	$12.41	$11.44
Number of accumulation units outstanding at end of period	28,224	36,707	42,320	46,403	40,881	50,235	50,490	30,287	8,328	8,043
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96	$7.47	$6.88
Value at end of period	$9.23	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	624	243	14	7	14	6	320	320	345	320
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$11.48
Value at end of period	$23.43	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01
Number of accumulation units outstanding at end of period	3,912	8,155	7,725	8,134	6,000	6,174	3,939
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29
Value at end of period	$14.54	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00
Number of accumulation units outstanding at end of period	6,089	7,272	8,511	9,915	9,543	12,622	11,919	13,419	10,244	8,760
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$36.76	$29.76	$28.09	$28.30	$26.32	$20.20	$17.91	$18.23	$14.16	$10.14
Value at end of period	$33.59	$36.76	$29.76	$28.09	$28.30	$26.32	$20.20	$17.91	$18.23	$14.16
Number of accumulation units outstanding at end of period	3,576	4,395	3,714	4,030	4,178	5,230	4,343	2,274	967	423
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during August 2018)
Value at beginning of period	$12.85
Value at end of period	$10.45
Number of accumulation units outstanding at end of period	5
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$34.31	$26.46	$25.14	$23.66	$22.59
Value at end of period	$33.55	$34.31	$26.46	$25.14	$23.66
Number of accumulation units outstanding at end of period	2,369	2,343	1,977	1,356	359
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63
Value at end of period	$19.23	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10
Number of accumulation units outstanding at end of period	13,813	12,971	10,929	6,867	2,749	747	3,202	2,870	2,775	2,745
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2014)
Value at beginning of period	$25.70	$22.99	$20.19	$21.24	$21.01
Value at end of period	$23.64	$25.70	$22.99	$20.19	$21.24
Number of accumulation units outstanding at end of period	1,980	1,913	1,770	1,342	240

CFI 416

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2010)
Value at beginning of period	$32.57	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93	$13.11
Value at end of period	$30.44	$32.57	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93
Number of accumulation units outstanding at end of period	212	32	0	145	0	196	196	195	13
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91
Value at end of period	$18.76	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18
Number of accumulation units outstanding at end of period	8,959	7,040	5,899	4,499	2,921	1,999	1,566	1,258	998	771
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95
Value at end of period	$18.67	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69
Number of accumulation units outstanding at end of period	4,356	3,620	3,769	3,941	2,865	1,953	1,275	956	598	466
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$34.93	$29.79	$26.60	$27.18	$26.06	$18.97	$16.68	$16.75	$12.81	$9.90
Value at end of period	$29.02	$34.93	$29.79	$26.60	$27.18	$26.06	$18.97	$16.68	$16.75	$12.81
Number of accumulation units outstanding at end of period	2,962	3,226	3,037	3,048	3,443	3,213	2,429	1,768	3,056	132
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$33.83	$30.78	$25.03	$25.55	$24.28	$17.85	$15.78	$16.39	$13.34	$10.59
Value at end of period	$28.11	$33.83	$30.78	$25.03	$25.55	$24.28	$17.85	$15.78	$16.39	$13.34
Number of accumulation units outstanding at end of period	1,103	2,076	1,967	1,843	1,583	2,245	1,912	3,272	3,074	3,250
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2010)
Value at beginning of period	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$9.83
Value at end of period	$16.05	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43
Number of accumulation units outstanding at end of period	789	810	1,467	1,334	7,712	1,008	474	475	1,871
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$18.69	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90	$10.82
Value at end of period	$16.92	$18.69	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90
Number of accumulation units outstanding at end of period	987	872	765	695	627	572	14	14
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$19.47	$16.26	$15.47	$15.82	$15.10	$12.38	$11.90
Value at end of period	$17.26	$19.47	$16.26	$15.47	$15.82	$15.10	$12.38
Number of accumulation units outstanding at end of period	754	568	434	327	240	133	98
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2018)
Value at beginning of period	$19.85
Value at end of period	$17.22
Number of accumulation units outstanding at end of period	82
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$14.34	$12.66	$12.05	$12.26	$11.88
Value at end of period	$13.22	$14.34	$12.66	$12.05	$12.26
Number of accumulation units outstanding at end of period	2,495	2,431	1,932	2,664	1,039
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.28	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34
Value at end of period	$14.63	$15.28	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81
Number of accumulation units outstanding at end of period	7,188	11,631	11,212	10,445	94	94	94	298	428	428

CFI 417

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$17.53	$16.06	$15.38	$15.61	$14.82	$13.39	$12.07	$12.01	$10.95	$9.40
Value at end of period	$16.61	$17.53	$16.06	$15.38	$15.61	$14.82	$13.39	$12.07	$12.01	$10.95
Number of accumulation units outstanding at end of period	978	978	978	978	2,649	855	678	483	2,103	58
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$20.03	$17.20	$16.29	$16.69	$15.86	$13.12	$11.55	$12.05	$10.79	$8.73
Value at end of period	$18.13	$20.03	$17.20	$16.29	$16.69	$15.86	$13.12	$11.55	$12.05	$10.79
Number of accumulation units outstanding at end of period	391	391	391	391	0	0	0	0	0	0
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$18.79	$16.61	$15.78	$16.53
Value at end of period	$17.43	$18.79	$16.61	$15.78
Number of accumulation units outstanding at end of period	0	2,631	2,632	2,630
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65	$10.02
Value at end of period	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65
Number of accumulation units outstanding at end of period	1,573	1,796	540	648	385	339	78	295	3,195	461
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.56	$22.14	$20.08	$20.10	$17.96	$13.77	$12.04	$11.98	$10.57	$8.48
Value at end of period	$25.01	$26.56	$22.14	$20.08	$20.10	$17.96	$13.77	$12.04	$11.98	$10.57
Number of accumulation units outstanding at end of period	970	944	1,022	1,116	1,155	1,257	1,388	1,479	1,519	1,536
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$33.19	$30.24	$24.68	$25.43	$22.90	$17.65	$15.36	$16.06	$13.33	$9.95
Value at end of period	$28.07	$33.19	$30.24	$24.68	$25.43	$22.90	$17.65	$15.36	$16.06	$13.33
Number of accumulation units outstanding at end of period	3,266	3,825	3,872	4,009	4,653	4,331	3,952	3,487	2,605	734
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.96	$24.45	$23.50	$25.06	$24.32	$17.74	$15.01	$14.87	$11.90	$8.91
Value at end of period	$29.99	$30.96	$24.45	$23.50	$25.06	$24.32	$17.74	$15.01	$14.87	$11.90
Number of accumulation units outstanding at end of period	808	1,131	1,326	1,289	1,781	1,127	657	759	554	659
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Value at end of period	$13.15	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85
Number of accumulation units outstanding at end of period	1,393	930	930	1,245	1,202	1,140	4,072	993	569	486
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07
Value at end of period	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14
Number of accumulation units outstanding at end of period	2,524	3,008	4,636	4,412	4,774	5,899	6,822	4,538	3,910	5,811
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$22.78	$18.98	$17.72	$17.43	$15.64	$11.76	$10.60	$11.26	$10.18	$7.83
Value at end of period	$20.48	$22.78	$18.98	$17.72	$17.43	$15.64	$11.76	$10.60	$11.26	$10.18
Number of accumulation units outstanding at end of period	364	658	657	658	277	893	713	546	22	45
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$20.11	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76	$9.32
Value at end of period	$16.33	$20.11	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	122	122	94

CFI 418

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.22	$20.84	$17.91	$19.29	$17.90	$13.42	$11.46	$11.85	$10.42	$8.21
Value at end of period	$20.95	$24.22	$20.84	$17.91	$19.29	$17.90	$13.42	$11.46	$11.85	$10.42
Number of accumulation units outstanding at end of period	182	187	1,441	6,797	7,432	5,547	5,741	5,917	5,358	5,583
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20
Value at end of period	$19.27	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15
Number of accumulation units outstanding at end of period	1,766	984	664	1,231	1,519	394	0	0	0	0
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58
Value at end of period	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50
Number of accumulation units outstanding at end of period	1,784	1,600	1,135	1,082	1,011	1,125	1,198	1,411	954	1,806
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83
Value at end of period	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05
Number of accumulation units outstanding at end of period	1,213	832	2,050	2,944	2,242	2,096	1,345	475	1,767	920
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$31.12	$27.71	$24.46	$25.55	$22.50	$17.32	$14.61	$14.53	$11.96	$9.64
Value at end of period	$26.99	$31.12	$27.71	$24.46	$25.55	$22.50	$17.32	$14.61	$14.53	$11.96
Number of accumulation units outstanding at end of period	2,791	4,673	4,453	3,511	2,932	1,979	1,556	1,087	539	257
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74
Value at end of period	$26.56	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99
Number of accumulation units outstanding at end of period	1,271	964	726	492	203	156	135	135	0	0
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42
Value at end of period	$21.65	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61
Number of accumulation units outstanding at end of period	4,916	5,763	5,638	5,944	4,434	5,784	5,724	6,196	6,666	6,395
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2009)
Value at beginning of period	$20.90	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$8.65
Value at end of period	$20.09	$20.90	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	1,542	1,925	1,698	1,822	2,007	2,050	1,720	1,148	619	286
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14
Value at end of period	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02
Number of accumulation units outstanding at end of period	154,168	165,642	142,352	128,986	106,893	94,859	80,648	68,491	70,888	80,109
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.22	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52
Value at end of period	$27.92	$29.22	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87
Number of accumulation units outstanding at end of period	3,501	825	824	1,339	427	1,247	1,081	2,729	1,159	1,142
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.93	$20.85	$17.77	$19.33	$18.21	$14.22	$12.28	$12.55	$11.05	$8.95
Value at end of period	$21.43	$23.93	$20.85	$17.77	$19.33	$18.21	$14.22	$12.28	$12.55	$11.05
Number of accumulation units outstanding at end of period	7,712	9,785	10,678	11,422	12,248	15,495	12,030	10,941	8,319	7,996
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$32.41	$24.57	$24.51	$22.39	$20.86	$15.17	$12.92	$13.22	$11.46	$8.12
Value at end of period	$31.66	$32.41	$24.57	$24.51	$22.39	$20.86	$15.17	$12.92	$13.22	$11.46
Number of accumulation units outstanding at end of period	7,179	7,548	6,971	7,780	6,421	5,914	5,267	4,710	3,314	2,957

CFI 419

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.21	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04
Value at end of period	$16.29	$19.21	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28
Number of accumulation units outstanding at end of period	306	306	306	306	306	306	288	573	492	371
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.44	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Value at end of period	$9.61	$11.44	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20
Number of accumulation units outstanding at end of period	4,150	5,803	6,925	6,969	7,800	9,194	9,621	1,476	1,695	950
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$15.00	$12.84	$11.73	$12.85	$13.38	$10.37	$8.63	$8.77
Value at end of period	$12.68	$15.00	$12.84	$11.73	$12.85	$13.38	$10.37	$8.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	330	330	250
WANGER INTERNATIONAL
Value at beginning of period	$14.99	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63
Value at end of period	$12.18	$14.99	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33
Number of accumulation units outstanding at end of period	696	2,016	1,843	1,701	1,592	1,395	1,500	1,472	1,068	679
WANGER SELECT
Value at beginning of period	$30.20	$24.14	$21.57	$21.78	$21.38	$16.09	$13.75	$16.92	$13.53	$8.25
Value at end of period	$26.12	$30.20	$24.14	$21.57	$21.78	$21.38	$16.09	$13.75	$16.92	$13.53
Number of accumulation units outstanding at end of period	1,170	1,775	1,716	2,694	2,911	3,188	3,249	4,470	4,320	2,936
WANGER USA
Value at beginning of period	$29.37	$24.87	$22.15	$22.56	$21.81	$16.51	$13.93	$14.61	$12.00	$8.54
Value at end of period	$28.58	$29.37	$24.87	$22.15	$22.56	$21.81	$16.51	$13.93	$14.61	$12.00
Number of accumulation units outstanding at end of period	879	3,277	3,237	3,179	3,057	2,997	2,734	2,564	1,925	1,695

TABLE 52
FOR CONTRACTS ISSUED TO PENNSYLVANIA ARP WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$32.00	$25.55	$23.71	$22.66	$20.87	$15.70	$13.11	$13.87	$12.43	$9.30
Value at end of period	$30.86	$32.00	$25.55	$23.71	$22.66	$20.87	$15.70	$13.11	$13.87	$12.43
Number of accumulation units outstanding at end of period	300	287	256	223	201	195	20,240	17,793	16,146	12,470
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$37.57	$31.02	$28.91	$28.91	$25.99	$19.93	$17.23	$17.79	$15.28	$11.33
Value at end of period	$34.94	$37.57	$31.02	$28.91	$28.91	$25.99	$19.93	$17.23	$17.79	$15.28
Number of accumulation units outstanding at end of period	1,238	1,302	1,303	1,256	1,200	796	130,908	124,244	115,986	118,813
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.22	$22.48	$19.17	$20.09	$18.60	$14.61	$12.54	$12.50	$10.92	$8.44
Value at end of period	$22.97	$25.22	$22.48	$19.17	$20.09	$18.60	$14.61	$12.54	$12.50	$10.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.83	$19.99	$19.96	$18.74	$16.95	$12.51	$10.98	$11.03	$8.94	$7.02
Value at end of period	$26.61	$26.83	$19.99	$19.96	$18.74	$16.95	$12.51	$10.98	$11.03	$8.94
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	85	66	18	18

CFI 420

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.90	$17.69	$18.76	$18.22	$19.95	$15.40	$12.83	$15.59	$13.88	$11.04
Value at end of period	$19.38	$22.90	$17.69	$18.76	$18.22	$19.95	$15.40	$12.83	$15.59	$13.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$39.80	$36.20	$27.99	$30.42	$30.44	$22.49	$19.12	$20.00	$15.70	$12.23
Value at end of period	$34.45	$39.80	$36.20	$27.99	$30.42	$30.44	$22.49	$19.12	$20.00	$15.70
Number of accumulation units outstanding at end of period	339	346	335	301	267	212	42,711	49,952	47,308	51,227
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$25.00	$22.23	$20.30	$21.68	$20.18	$15.71	$13.89	$13.99	$12.85	$10.08
Value at end of period	$22.51	$25.00	$22.23	$20.30	$21.68	$20.18	$15.71	$13.89	$13.99	$12.85
Number of accumulation units outstanding at end of period	37	37	37	0	0	0	5,860	3,286	7,328	952
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$29.68	$27.96	$24.18	$25.29	$22.83	$17.63	$15.49	$16.24	$13.04	$10.36
Value at end of period	$25.05	$29.68	$27.96	$24.18	$25.29	$22.83	$17.63	$15.49	$16.24	$13.04
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	31,932	32,980	32,612
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.91	$15.45	$14.78	$15.29	$14.93	$16.55	$15.32	$13.81	$12.86	$10.93
Value at end of period	$15.46	$15.91	$15.45	$14.78	$15.29	$14.93	$16.55	$15.32	$13.81	$12.86
Number of accumulation units outstanding at end of period	88	212	211	201	168	123	51,742	32,027	21,453	8,383
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.37	$18.75	$17.50	$17.95	$17.01	$14.67	$12.99	$13.25	$11.69	$9.87
Value at end of period	$19.79	$21.37	$18.75	$17.50	$17.95	$17.01	$14.67	$12.99	$13.25	$11.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	5	5
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.72	$14.43	$13.66	$14.37	$14.40	$15.10	$14.08	$13.67	$11.88	$9.83
Value at end of period	$15.30	$15.72	$14.43	$13.66	$14.37	$14.40	$15.10	$14.08	$13.67	$11.88
Number of accumulation units outstanding at end of period	359	339	327	310	254	217	51,284	53,122	43,178	49,818
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$26.29	$21.23	$19.38	$19.34	$17.10	$12.95	$11.39	$11.47	$10.13	$8.28
Value at end of period	$24.34	$26.29	$21.23	$19.38	$19.34	$17.10	$12.95	$11.39	$11.47	$10.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	9,587	8,036	7,701
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.40	$32.26	$27.48	$28.16	$25.87	$19.35	$16.55	$16.85	$13.91	$10.63
Value at end of period	$30.98	$36.40	$32.26	$27.48	$28.16	$25.87	$19.35	$16.55	$16.85	$13.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	13,601	10,464	10,975
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.75	$32.74	$25.88	$26.91	$25.69	$18.12	$16.23	$16.46	$13.48	$10.87
Value at end of period	$31.12	$35.75	$32.74	$25.88	$26.91	$25.69	$18.12	$16.23	$16.46	$13.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	13,064	11,416	11,114
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$19.71	$18.88	$18.22	$18.23	$17.20	$17.33	$15.95	$14.92	$13.68	$12.34
Value at end of period	$19.47	$19.71	$18.88	$18.22	$18.23	$17.20	$17.33	$15.95	$14.92	$13.68
Number of accumulation units outstanding at end of period	71	127	133	130	30	25	19,660	20,546	18,383	24,684
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.13	$15.19	$13.42	$14.14	$12.93	$9.94	$8.72	$8.48	$7.15	$6.39
Value at end of period	$15.69	$17.13	$15.19	$13.42	$14.14	$12.93	$9.94	$8.72	$8.48	$7.15
Number of accumulation units outstanding at end of period	591	661	674	621	509	400	145,316	159,892	140,635	165,403

CFI 421

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$21.37	$17.55	$15.92	$15.69	$13.99	$10.66	$10.09
Value at end of period	$20.49	$21.37	$17.55	$15.92	$15.69	$13.99	$10.66
Number of accumulation units outstanding at end of period	64	64	64	488	388	166	15,086
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$22.19	$18.93	$16.80	$17.40	$15.54	$11.66	$10.60
Value at end of period	$19.99	$22.19	$18.93	$16.80	$17.40	$15.54	$11.66
Number of accumulation units outstanding at end of period	150	233	240	211	211	137	41,469
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$22.58	$19.89	$16.53	$17.43	$16.72	$12.13	$11.07
Value at end of period	$19.90	$22.58	$19.89	$16.53	$17.43	$16.72	$12.13
Number of accumulation units outstanding at end of period	207	289	314	308	298	240	43,670
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$38.35	$34.68	$28.04	$28.45	$26.87	$19.64	$17.26	$17.81	$14.42	$11.37
Value at end of period	$32.06	$38.35	$34.68	$28.04	$28.45	$26.87	$19.64	$17.26	$17.81	$14.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	34	14	0	0
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$20.04	$18.25	$17.38	$17.52	$16.54	$14.85	$13.31	$13.16	$11.93	$10.19
Value at end of period	$19.10	$20.04	$18.25	$17.38	$17.52	$16.54	$14.85	$13.31	$13.16	$11.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	8,786	7,205	6,032
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.96	$18.75	$17.65	$17.97	$16.98	$13.96	$12.22	$12.67	$11.28	$9.06
Value at end of period	$20.00	$21.96	$18.75	$17.65	$17.97	$16.98	$13.96	$12.22	$12.67	$11.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	6,658	5,424	2,422
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.03	$18.49	$17.45	$17.66	$16.66	$14.38	$12.75	$12.90	$11.59	$9.58
Value at end of period	$19.63	$21.03	$18.49	$17.45	$17.66	$16.66	$14.38	$12.75	$12.90	$11.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	3,411	2,283	1,180
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2010)
Value at beginning of period	$19.14	$18.32	$17.68	$17.29	$13.40	$13.22	$11.51	$10.58	$8.35
Value at end of period	$17.56	$19.14	$18.32	$17.68	$17.29	$13.40	$13.22	$11.51	$10.58
Number of accumulation units outstanding at end of period	17	101	101	97	79	59	38,060	22,569	17,167
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.29	$21.13	$18.45	$18.96	$17.52	$14.11	$12.59	$12.81	$11.48	$9.42
Value at end of period	$20.95	$23.29	$21.13	$18.45	$18.96	$17.52	$14.11	$12.59	$12.81	$11.48
Number of accumulation units outstanding at end of period	303	303	303	264	227	188	30,563	38,499	35,179	25,214
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.28	$20.12	$20.21	$19.53	$19.21	$15.21	$12.58	$13.78	$11.95	$8.62
Value at end of period	$23.53	$27.28	$20.12	$20.21	$19.53	$19.21	$15.21	$12.58	$13.78	$11.95
Number of accumulation units outstanding at end of period	127	130	113	113	118	102	62,017	60,213	53,085	50,515
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2012)
Value at beginning of period	$28.27	$24.72	$23.03	$22.03	$19.77	$16.29	$15.23
Value at end of period	$28.23	$28.27	$24.72	$23.03	$22.03	$19.77	$16.29
Number of accumulation units outstanding at end of period	53	117	117	86	72	50	42,878

CFI 422

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$35.50	$26.75	$26.52	$24.09	$22.31	$16.12	$13.65	$13.89	$11.96	$8.42
Value at end of period	$34.88	$35.50	$26.75	$26.52	$24.09	$22.31	$16.12	$13.65	$13.89	$11.96
Number of accumulation units outstanding at end of period	224	197	196	193	185	133	44,737	25,717	15,653	11,083
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.13	$9.98	$9.86	$10.27	$11.06	$9.26	$7.84	$8.96	$8.29	$6.31
Value at end of period	$10.25	$12.13	$9.98	$9.86	$10.27	$11.06	$9.26	$7.84	$8.96	$8.29
Number of accumulation units outstanding at end of period	783	804	839	839	966	350	60,377	352	286	218
WANGER SELECT
(Funds were first received in this option during March 2009)
Value at beginning of period	$32.77	$26.04	$23.12	$23.21	$22.65	$16.94	$14.40	$17.60	$14.00	$8.18
Value at end of period	$28.52	$32.77	$26.04	$23.12	$23.21	$22.65	$16.94	$14.40	$17.60	$14.00
Number of accumulation units outstanding at end of period	71	72	70	73	73	73	9,795	17,209	14,372	3,456

TABLE 53
FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER FEBRUARY 2014 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.10%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$23.64	$18.35	$17.07	$17.47
Value at end of period	$24.20	$23.64	$18.35	$17.07
Number of accumulation units outstanding at end of period	0	0	2,735	1,011
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$22.82	$18.77	$17.18	$17.45
Value at end of period	$21.60	$22.82	$18.77	$17.18
Number of accumulation units outstanding at end of period	0	0	3,500	1,007
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.63
Value at end of period	$9.34
Number of accumulation units outstanding at end of period	396
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during July 2015)
Value at beginning of period	$14.24	$10.73	$10.56	$11.51
Value at end of period	$13.50	$14.24	$10.73	$10.56
Number of accumulation units outstanding at end of period	0	0	3,342	2,653
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.36	$10.00	$9.44	$10.04
Value at end of period	$11.26	$12.36	$10.00	$9.44
Number of accumulation units outstanding at end of period	512	85,663	92,110	107,678

CFI 423

Condensed Financial Information (continued)

TABLE 54
FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER FEBRUARY 2014 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during September 2015)
Value at beginning of period	$11.31	$9.95	$9.34	$9.23
Value at end of period	$10.47	$11.31	$9.95	$9.34
Number of accumulation units outstanding at end of period	181	181	181	181
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.28	$10.55	$10.11
Value at end of period	$11.64	$12.28	$10.55
Number of accumulation units outstanding at end of period	18,495	13,613	3,962
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.76	$9.46	$10.11	$10.38
Value at end of period	$12.65	$11.76	$9.46	$10.11
Number of accumulation units outstanding at end of period	12,481	13,584	814	10,987
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.31
Number of accumulation units outstanding at end of period	76,218
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2015)
Value at beginning of period	$17.18	$15.45	$11.84	$13.09
Value at end of period	$14.11	$17.18	$15.45	$11.84
Number of accumulation units outstanding at end of period	108	108	107	107
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during September 2015)
Value at beginning of period	$14.08	$10.65	$10.51	$10.47
Value at end of period	$13.31	$14.08	$10.65	$10.51
Number of accumulation units outstanding at end of period	7,582	2,793	127	127
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.34	$10.13	$10.11
Value at end of period	$10.42	$10.34	$10.13
Number of accumulation units outstanding at end of period	1,204	728	947
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2015)
Value at beginning of period	$6.35	$6.22	$5.46	$7.20
Value at end of period	$5.43	$6.35	$6.22	$5.46
Number of accumulation units outstanding at end of period	3,169	3,171	4,944	6,103

CFI 424

Condensed Financial Information (continued)

	2018	2017	2016	2015
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$10.32	$10.05	$9.97	$10.08
Value at end of period	$10.33	$10.32	$10.05	$9.97
Number of accumulation units outstanding at end of period	0	0	1,156	3,435
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during October 2015)
Value at beginning of period	$12.80	$10.77	$9.67	$9.92
Value at end of period	$11.89	$12.80	$10.77	$9.67
Number of accumulation units outstanding at end of period	2,158	1,813	0	1,654
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.25	$9.94	$9.41	$10.03
Value at end of period	$11.12	$12.25	$9.94	$9.41
Number of accumulation units outstanding at end of period	1,046,213	186,342	208,777	215,715
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2015)
Value at beginning of period	$11.96	$10.45	$9.82	$10.62
Value at end of period	$11.06	$11.96	$10.45	$9.82
Number of accumulation units outstanding at end of period	55	55	55	55
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during July 2018)
Value at beginning of period	$16.43
Value at end of period	$13.33
Number of accumulation units outstanding at end of period	3,815

TABLE 55
FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER FEBRUARY 2014 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.11	$9.84	$9.30	$9.65
Value at end of period	$10.22	$11.11	$9.84	$9.30
Number of accumulation units outstanding at end of period	4,663	3,634	2,705	1,930
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during November 2015)
Value at beginning of period	$12.07	$10.44	$9.15	$9.41
Value at end of period	$11.37	$12.07	$10.44	$9.15
Number of accumulation units outstanding at end of period	4,176	4,087	4,507	538

CFI 425

Condensed Financial Information (continued)

	2018	2017	2016	2015
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.56	$9.36	$10.07	$10.60
Value at end of period	$12.35	$11.56	$9.36	$10.07
Number of accumulation units outstanding at end of period	1,235	3,248	1,863	4,140
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.26
Number of accumulation units outstanding at end of period	1,271
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$11.71	$9.66	$10.20
Value at end of period	$9.99	$11.71	$9.66
Number of accumulation units outstanding at end of period	11	11	6
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2017)
Value at beginning of period	$10.23	$10.20
Value at end of period	$10.25	$10.23
Number of accumulation units outstanding at end of period	3,565	956
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2016)
Value at beginning of period	$6.21	$6.12	$6.20
Value at end of period	$5.27	$6.21	$6.12
Number of accumulation units outstanding at end of period	1,389	795	277
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during September 2015)
Value at beginning of period	$10.14	$9.94	$9.93	$9.99
Value at end of period	$10.09	$10.14	$9.94	$9.93
Number of accumulation units outstanding at end of period	5,034	1,500	586	48
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$12.74	$10.36	$10.40
Value at end of period	$10.22	$12.74	$10.36
Number of accumulation units outstanding at end of period	49	49	49
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.01	$9.81	$9.35	$10.02
Value at end of period	$10.83	$12.01	$9.81	$9.35
Number of accumulation units outstanding at end of period	30,302	35,336	36,655	42,441
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2017)
Value at beginning of period	$11.34	$11.41
Value at end of period	$11.32	$11.34
Number of accumulation units outstanding at end of period	2,025	5

CFI 426

Condensed Financial Information (continued)

	2018	2017	2016	2015
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during April 2017)
Value at beginning of period	$13.61	$11.58
Value at end of period	$10.53	$13.61
Number of accumulation units outstanding at end of period	941	846
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during December 2017)
Value at beginning of period	$13.77	$13.60
Value at end of period	$13.10	$13.77
Number of accumulation units outstanding at end of period	117	10

TABLE 56
FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER FEBRUARY 2014 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during April 2016)
Value at beginning of period	$11.08	$9.82	$9.54
Value at end of period	$10.18	$11.08	$9.82
Number of accumulation units outstanding at end of period	1,801	1,775	760
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during August 2015)
Value at beginning of period	$12.04	$10.42	$9.14	$9.58
Value at end of period	$11.33	$12.04	$10.42	$9.14
Number of accumulation units outstanding at end of period	3,256	8,006	9,996	8
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$11.53	$9.35	$10.06	$10.52
Value at end of period	$12.31	$11.53	$9.35	$10.06
Number of accumulation units outstanding at end of period	3,046	3,053	2,466	11,194
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.25
Number of accumulation units outstanding at end of period	3,445
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during April 2018)
Value at beginning of period	$11.64
Value at end of period	$9.96
Number of accumulation units outstanding at end of period	54

CFI 427

Condensed Financial Information (continued)

	2018	2017	2016	2015
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during June 2016)
Value at beginning of period	$10.22	$10.08	$10.00
Value at end of period	$10.22	$10.22	$10.08
Number of accumulation units outstanding at end of period	1,857	1,543	352
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during November 2015)
Value at beginning of period	$10.11	$9.93	$9.92	$9.93
Value at end of period	$10.05	$10.11	$9.93	$9.92
Number of accumulation units outstanding at end of period	4,441	4,029	4,019	20
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during April 2018)
Value at beginning of period	$12.63
Value at end of period	$10.19
Number of accumulation units outstanding at end of period	527
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2015)
Value at beginning of period	$12.55	$10.63	$9.62	$10.01
Value at end of period	$11.56	$12.55	$10.63	$9.62
Number of accumulation units outstanding at end of period	6,559	4,968	4,392	632
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.97	$9.79	$9.34	$10.01
Value at end of period	$10.79	$11.97	$9.79	$9.34
Number of accumulation units outstanding at end of period	65,850	73,907	75,921	94,031
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2015)
Value at beginning of period	$11.64	$10.24	$9.70	$10.52
Value at end of period	$10.68	$11.64	$10.24	$9.70
Number of accumulation units outstanding at end of period	543	141	132	11
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during September 2016)
Value at beginning of period	$11.26	$11.22	$11.39
Value at end of period	$11.22	$11.26	$11.22
Number of accumulation units outstanding at end of period	161	151	32
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during February 2018)
Value at beginning of period	$14.11
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	1,885
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during August 2018)
Value at beginning of period	$16.33
Value at end of period	$13.06
Number of accumulation units outstanding at end of period	967

CFI 428

Condensed Financial Information (continued)

TABLE 57
FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER MARCH 2015 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$11.23	$9.91	$10.10
Value at end of period	$10.37	$11.23	$9.91
Number of accumulation units outstanding at end of period	8,157	9,388	7,496
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.29
Number of accumulation units outstanding at end of period	28,379
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during February 2018)
Value at beginning of period	$11.97
Value at end of period	$10.09
Number of accumulation units outstanding at end of period	259
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.30	$10.12	$10.00
Value at end of period	$10.36	$10.30	$10.12
Number of accumulation units outstanding at end of period	42,190	55,848	24,091
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.82	$10.39	$10.18
Value at end of period	$10.33	$12.82	$10.39
Number of accumulation units outstanding at end of period	191	189	0
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$13.70	$10.33
Value at end of period	$10.64	$13.70
Number of accumulation units outstanding at end of period	3,723	3,957
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$14.75
Value at end of period	$13.24
Number of accumulation units outstanding at end of period	20,683

CFI 429

Condensed Financial Information (continued)

TABLE 58
FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER DECEMBER 2015 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.85%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$10.62
Value at end of period	$9.28
Number of accumulation units outstanding at end of period	19,647
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.27	$10.10	$10.12
Value at end of period	$10.30	$10.27	$10.10
Number of accumulation units outstanding at end of period	8,214	1,495	1,478
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during March 2017)
Value at beginning of period	$12.78	$10.91
Value at end of period	$10.27	$12.78
Number of accumulation units outstanding at end of period	3,445	1,927
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2016)
Value at beginning of period	$11.52	$11.44	$11.56
Value at end of period	$11.52	$11.52	$11.44
Number of accumulation units outstanding at end of period	996	752	432

CFI 430

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account C Multiple Sponsored Retirement Options Variable Annuity prospectus dated May 1, 2019.

___Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.01107-19) dated May 1, 2019.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.01107-19

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

MULTIPLE SPONSORED RETIREMENT OPTIONS

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2019

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2019. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account C (the “separate Account”).

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service

Defined Contribution Administration,

P.O. Box 990063

Windsor, CT 06199-0063

1-800-584-6001

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

Page

General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Performance Reporting	4
Sales Material and Advertising	5
Experts	5
Financial Statements of the Separate Account	1
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in the prospectus and is responsible for providing each contracts’ insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “FEES” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “CONTRACT PURCHASE AND PARTICIPATION,” “CONTRACT OWNERSHIP AND RIGHTS” and “YOUR ACCOUNT VALUE.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2018, 2017 and 2016 amounted to $54,251,364.57, $53,079,777.93 and $51,308,844.30, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases Annuity Units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

3

Example:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = ..9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*   If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

•      Standardized average annual total returns; and

•      Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

4

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2018, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

5

FINANCIAL STATEMENTS
Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2018
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2018

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Accounts Auditor since 2001.
April 3, 2019

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

Subaccount	Statement of Operations	Statement of Changes in Net Assets
AB Relative Value Fund - Class A	For the year ended December 31, 2018
AB VPS Growth and Income Portfolio - Class A
Aberdeen International Equity Fund - Institutional Class
Invesco Floating Rate Fund - Class R5
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A
Invesco International Growth Fund - Class R5
Invesco Endeavor Fund - Class A
Invesco Global Health Care Fund - Investor Class
Invesco High Yield Fund - Class R5
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Small Cap Value Fund - Class A
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Alger Capital Appreciation Fund - Class A
Alger Responsible Investing Fund - Class A
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund® - Class R-3
American Beacon Small Cap Value Fund - Investor Class
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Investments® Income & Growth Fund - A Class
Fundamental InvestorsSM - Class R-3
Fundamental InvestorsSM - Class R-4
American Mutual Fund® - Class R-4
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Dividend Fund - Institutional Shares
BlackRock Mid Cap Dividend Fund - Investor A Shares
Bond Fund of AmericaSM - Class R-4
Calvert VP SRI Balanced Portfolio
Capital Income Builder® - Class R-4
Capital World Growth & Income FundSM - Class R-3
Cohen & Steers Realty Shares, Inc.
ColumbiaSM Acorn® Fund - Class A
ColumbiaSM Acorn® Fund - Class Z
Columbia Select Mid Cap Value Fund - Class A
Columbia Select Mid Cap Value Fund - Institutional Class
CRM Mid Cap Value Fund - Investor Shares
Davis Financial Fund - Class Y
Delaware Smid Cap Growth Fund - Institutional Class
Delaware Small Cap Value Fund - Class A
DWS Small Cap Growth Fund - Class S
Deutsche Equity 500 Index Fund - Class S
DFA Inflation-Protected Securities Portfolio - Institutional Class
Emerging Markets Core Equity Portfolio - Institutional Class

Subaccount	Statement of Operations	Statement of Changes in Net Assets
U.S. Targeted Value Portfolio - Institutional Class	For the year ended December 31, 2018
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
Eaton Vance Large-Cap Value Fund - Class R
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Fidelity Advisor® New Insights Fund - Class I
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Global Discovery Fund - Class R
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Growth Opportunities Fund - Class IR
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Income Fund of America® - Class R-3
Ivy Science and Technology Fund - Class Y
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Equity Income Fund - Select Class
JPMorgan Government Bond Fund - Select Class
Lazard International Equity Portfolio - Open Shares
ClearBridge Aggressive Growth Fund - Class I
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
MainStay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Total Return Bond Fund - Class I
Metropolitan West Total Return Bond Fund - Class M
MFS® New Discovery Fund - Class R3
MFS® International Value Fund - Class R3
Neuberger Berman Genesis Fund - Trust Class
Neuberger Berman Sustainable Equity Fund - Institutional Class
Neuberger Berman Sustainable Equity Fund - Trust Class
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund® - Class R-4

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Nuveen Global Infrastructure Fund - Class I	For the year ended December 31, 2018
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer International Bond Fund - Class A
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small-Mid Company Fund - Class Y
Oppenheimer Main Street Fund® - Class A
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Parnassus Core Equity FundSM - Investor Shares
Pax Balanced Fund - Investor Class
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund - Class Y
Pioneer High Yield Fund - Class A
Pioneer Strategic Income Fund - Class A
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
PGIM Jennison Utility Fund - Class Z
Columbia Large Cap Value Fund - Advisor Class
Royce Total Return Fund - K Class
Ave Maria Rising Dividend Fund
SMALLCAP World Fund® - Class R-4
T. Rowe Price Institutional Large-Cap Growth Fund
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund - Advisor Class
TCW Total Return Bond Fund - Class N
Templeton Foreign Fund - Class A
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Real Estate Value Fund - Institutional Class
Thornburg International Value Fund - Class R4
Touchstone Value Fund - Institutional Class
USAA Precious Metals and Minerals Fund - Adviser Shares
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio - Class I
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Voya Large Cap Growth Portfolio - Institutional Class	For the year ended December 31, 2018
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Institutional Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Government Money Market Portfolio - Class I
Voya Global Real Estate Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Voya Solution 2035 Portfolio - Service Class	For the year ended December 31, 2018
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Voya Index Plus SmallCap Portfolio - Class I	For the year ended December 31, 2018
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger International
Wanger Select	For the year ended December 31, 2018
Wanger USA
Washington Mutual Investors FundSM - Class R-3
Washington Mutual Investors FundSM - Class R-4
Wells Fargo Small Cap Value Fund - Class A
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Special Small Cap Value Fund - Class A
Federated International Leaders Fund - Institutional Shares	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from October 4, 2017 (commencement of operations) through December 31, 2017
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	For the period from June 6, 2018 (commencement of operations) through December 31, 2018
Vanguard® Total Bond Market Index Fund - Investor Shares	For the period from May 25, 2018 (commencement of operations) through December 31, 2018

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A
Assets
Investments in mutual funds
at fair value	$174	$572	$12,452	$279	$3,104
Total assets	174	572	12,452	279	3,104
Net assets	$174	$572	$12,452	$279	$3,104

Net assets
Accumulation units	$174	$572	$12,452	$279	$3,104
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$174	$572	$12,452	$279	$3,104

Total number of mutual fund shares	36,302	20,589	961,567	38,587	182,286

Cost of mutual fund shares	$197	$617	$13,137	$292	$3,967

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5
Assets
Investments in mutual funds
at fair value	$91	$523	$14	$132	$533
Total assets	91	523	14	132	533
Net assets	$91	$523	$14	$132	$533

Net assets
Accumulation units	$91	$523	$14	$132	$533
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$91	$523	$14	$132	$533

Total number of mutual fund shares	2,946	18,375	921	4,002	139,132

Cost of mutual fund shares	$104	$612	$17	$145	$569

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Assets
Investments in mutual funds
at fair value	$754	$44	$60	$26,539	$27,039
Total assets	754	44	60	26,539	27,039
Net assets	$754	$44	$60	$26,539	$27,039

Net assets
Accumulation units	$754	$44	$60	$26,412	$26,769
Contracts in payout (annuitization)	—	—	—	127	270
Total net assets	$754	$44	$60	$26,539	$27,039

Total number of mutual fund shares	26,182	2,412	5,399	464,377	873,932

Cost of mutual fund shares	$937	$63	$93	$24,961	$26,533

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Responsible Investing Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$115	$6,124	$297	$6	$240
Total assets	115	6,124	297	6	240
Net assets	$115	$6,124	$297	$6	$240

Net assets
Accumulation units	$115	$6,124	$297	$6	$240
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$115	$6,124	$297	$6	$240

Total number of mutual fund shares	5,241	669,969	27,711	259	18,953

Cost of mutual fund shares	$128	$6,780	$359	$5	$372

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$46,429	$66,562	$2,791	$315	$29,126
Total assets	46,429	66,562	2,791	315	29,126
Net assets	$46,429	$66,562	$2,791	$315	$29,126

Net assets
Accumulation units	$46,429	$66,562	$2,791	$315	$29,126
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$46,429	$66,562	$2,791	$315	$29,126

Total number of mutual fund shares	1,341,865	1,462,583	112,685	16,366	2,640,628

Cost of mutual fund shares	$44,283	$62,023	$2,830	$422	$30,833

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N
Assets
Investments in mutual funds
at fair value	$9,812	$889	$97,554	$9,173	$22,907
Total assets	9,812	889	97,554	9,173	22,907
Net assets	$9,812	$889	$97,554	$9,173	$22,907

Net assets
Accumulation units	$9,812	$889	$97,554	$9,173	$22,907
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,812	$889	$97,554	$9,173	$22,907

Total number of mutual fund shares	301,361	17,038	1,869,929	245,394	717,424

Cost of mutual fund shares	$10,785	$986	$97,750	$9,395	$28,794

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$412	$9,051	$9,892	$769	$6,535
Total assets	412	9,051	9,892	769	6,535
Net assets	$412	$9,051	$9,892	$769	$6,535

Net assets
Accumulation units	$412	$9,051	$9,892	$769	$6,535
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$412	$9,051	$9,892	$769	$6,535

Total number of mutual fund shares	10,682	163,605	364,498	41,248	115,997

Cost of mutual fund shares	$525	$10,929	$11,017	$905	$6,646

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Assets
Investments in mutual funds
at fair value	$24,939	$188	$11,923	$10,636	$45,323
Total assets	24,939	188	11,923	10,636	45,323
Net assets	$24,939	$188	$11,923	$10,636	$45,323

Net assets
Accumulation units	$24,939	$188	$11,923	$10,636	$45,089
Contracts in payout (annuitization)	—	—	—	—	234
Total net assets	$24,939	$188	$11,923	$10,636	$45,323

Total number of mutual fund shares	465,197	12,219	814,398	846,173	23,362,216

Cost of mutual fund shares	$24,069	$231	$14,988	$10,817	$45,131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A
Assets
Investments in mutual funds
at fair value	$4,575	$557	$53	$7,400	$58
Total assets	4,575	557	53	7,400	58
Net assets	$4,575	$557	$53	$7,400	$58

Net assets
Accumulation units	$4,575	$557	$53	$7,400	$58
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,575	$557	$53	$7,400	$58

Total number of mutual fund shares	81,243	13,113	3,875	127,151	5,422

Cost of mutual fund shares	$4,903	$611	$56	$8,688	$86

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z	Columbia Select Mid Cap Value Fund - Class A	Columbia Select Mid Cap Value Fund - Institutional Class	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y
Assets
Investments in mutual funds
at fair value	$5	$7,411	$2	$296	$51
Total assets	5	7,411	2	296	51
Net assets	$5	$7,411	$2	$296	$51

Net assets
Accumulation units	$5	$7,411	$2	$296	$51
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5	$7,411	$2	$296	$51

Total number of mutual fund shares	379	832,658	214	16,706	1,181

Cost of mutual fund shares	$6	$11,626	$3	$366	$63
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A	DWS Small Cap Growth Fund - Class S	Deutsche Equity 500 Index Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$11,472	$2,656	$16	$646	$1,050
Total assets	11,472	2,656	16	646	1,050
Net assets	$11,472	$2,656	$16	$646	$1,050

Net assets
Accumulation units	$11,472	$2,656	$16	$646	$1,050
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,472	$2,656	$16	$646	$1,050

Total number of mutual fund shares	428,526	53,295	628	3,798	92,595

Cost of mutual fund shares	$12,251	$3,300	$21	$795	$1,084

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Emerging Markets Core Equity Portfolio - Institutional Class	U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R
Assets
Investments in mutual funds
at fair value	$2,016	$13,073	$126	$156	$2
Total assets	2,016	13,073	126	156	2
Net assets	$2,016	$13,073	$126	$156	$2

Net assets
Accumulation units	$2,016	$13,073	$126	$156	$2
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,016	$13,073	$126	$156	$2

Total number of mutual fund shares	104,713	659,231	3,422	904	106

Cost of mutual fund shares	$2,147	$15,015	$133	$162	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Federated International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$3,220	$275,861	$2	$2,475	$220,603
Total assets	3,220	275,861	2	2,475	220,603
Net assets	$3,220	$275,861	$2	$2,475	$220,603

Net assets
Accumulation units	$3,220	$275,861	$2	$2,475	$217,981
Contracts in payout (annuitization)	—	—	—	—	2,622
Total net assets	$3,220	$275,861	$2	$2,475	$220,603

Total number of mutual fund shares	73,005	6,252,507	66	91,181	10,829,779

Cost of mutual fund shares	$3,538	$252,571	$2	$2,681	$222,010

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$319,689	$7,738	$25,131	$1,099,134	$243,084
Total assets	319,689	7,738	25,131	1,099,134	243,084
Net assets	$319,689	$7,738	$25,131	$1,099,134	$243,084

Net assets
Accumulation units	$317,006	$7,715	$25,131	$1,092,510	$243,084
Contracts in payout (annuitization)	2,683	23	—	6,624	—
Total net assets	$319,689	$7,738	$25,131	$1,099,134	$243,084

Total number of mutual fund shares	5,064,788	1,556,965	1,313,702	34,208,953	962,861

Cost of mutual fund shares	$237,330	$8,562	$24,731	$966,177	$165,733

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Assets
Investments in mutual funds
at fair value	$14,470	$1,325	$274	$12	$278
Total assets	14,470	1,325	274	12	278
Net assets	$14,470	$1,325	$274	$12	$278

Net assets
Accumulation units	$14,470	$1,325	$274	$12	$278
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$14,470	$1,325	$274	$12	$278

Total number of mutual fund shares	1,057,781	51,016	2,180	551	9,404

Cost of mutual fund shares	$16,321	$1,562	$317	$15	$324

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Assets
Investments in mutual funds
at fair value	$95,726	$16	$9,942	$402,267	$—
Total assets	95,726	16	9,942	402,267	—
Net assets	$95,726	$16	$9,942	$402,267	$—

Net assets
Accumulation units	$94,740	$16	$9,942	$402,267	$—
Contracts in payout (annuitization)	986	—	—	—	—
Total net assets	$95,726	$16	$9,942	$402,267	$—

Total number of mutual fund shares	6,556,577	1,028	237,159	9,500,865	4

Cost of mutual fund shares	$120,964	$22	$10,254	$334,245	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$7	$1,479	$907	$12,191	$147
Total assets	7	1,479	907	12,191	147
Net assets	$7	$1,479	$907	$12,191	$147

Net assets
Accumulation units	$7	$1,479	$907	$12,191	$147
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7	$1,479	$907	$12,191	$147

Total number of mutual fund shares	332	108,035	44,153	215,470	4,350

Cost of mutual fund shares	$8	$1,867	$958	$14,692	$125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Select Class
Assets
Investments in mutual funds
at fair value	$263	$13	$66	$66	$1,490
Total assets	263	13	66	66	1,490
Net assets	$263	$13	$66	$66	$1,490

Net assets
Accumulation units	$263	$13	$66	$66	$1,490
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$263	$13	$66	66	$1,490

Total number of mutual fund shares	3,919	1,204	1,408	1,967	94,034

Cost of mutual fund shares	$225	$14	$49	$59	$1,547

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	JPMorgan Government Bond Fund - Select Class	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Assets
Investments in mutual funds
at fair value	$1,305	$736	$429	$26	$10,075
Total assets	1,305	736	429	26	10,075
Net assets	$1,305	$736	$429	$26	$10,075

Net assets
Accumulation units	$1,305	$736	$429	$26	$10,075
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,305	$736	$429	$26	$10,075

Total number of mutual fund shares	126,584	46,349	2,403	2,048	423,684

Cost of mutual fund shares	$1,298	$881	$527	$35	$13,764

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A
Assets
Investments in mutual funds
at fair value	$415	$108	$18	$5,944	$790
Total assets	415	108	18	5,944	790
Net assets	$415	$108	$18	$5,944	$790

Net assets
Accumulation units	$415	$108	$18	$5,944	$790
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$415	$108	$18	$5,944	$790

Total number of mutual fund shares	37,044	5,871	1,721	1,432,268	32,921

Cost of mutual fund shares	$422	$113	$19	$6,043	$735

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A
Assets
Investments in mutual funds
at fair value	$820	$204	$61,697	$2	$77
Total assets	820	204	61,697	2	77
Net assets	$820	$204	$61,697	$2	$77

Net assets
Accumulation units	$820	$204	$61,231	$2	$77
Contracts in payout (annuitization)	—	—	466	—	—
Total net assets	$820	$204	$61,697	$2	$77

Total number of mutual fund shares	54,709	18,827	3,106,612	299	3,042

Cost of mutual fund shares	$1,167	$235	$57,640	$3	$73

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Metropolitan West Total Return Bond Fund - Class I	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class
Assets
Investments in mutual funds
at fair value	$20,298	$21,058	$116	$647	$373
Total assets	20,298	21,058	116	647	373
Net assets	$20,298	$21,058	$116	$647	$373

Net assets
Accumulation units	$20,298	$21,058	$116	$647	$373
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$20,298	$21,058	$116	$647	$373

Total number of mutual fund shares	1,953,657	2,026,803	5,416	17,338	7,766

Cost of mutual fund shares	$20,764	$21,758	$149	$693	$436

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Neuberger Berman Sustainable Equity Fund - Institutional Class	Neuberger Berman Sustainable Equity Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	New World Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$2,662	$12,231	$1,712	$177,548	$1,095
Total assets	2,662	12,231	1,712	177,548	1,095
Net assets	$2,662	$12,231	$1,712	$177,548	$1,095

Net assets
Accumulation units	$2,662	$12,231	$1,712	$177,548	$1,095
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,662	$12,231	$1,712	$177,548	$1,095

Total number of mutual fund shares	81,664	373,477	46,502	4,783,091	19,208

Cost of mutual fund shares	$2,945	$13,770	$1,791	$168,920	$1,170

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Nuveen Global Infrastructure Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A
Assets
Investments in mutual funds
at fair value	$1,766	$66	$216,966	$42,564	$45
Total assets	1,766	66	216,966	42,564	45
Net assets	$1,766	$66	$216,966	$42,564	$45

Net assets
Accumulation units	$1,766	$66	$216,966	$42,564	$45
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,766	$66	$216,966	$42,564	$45

Total number of mutual fund shares	187,099	1,299	5,684,194	1,132,315	3,131

Cost of mutual fund shares	$1,997	$71	$184,183	$39,868	$47

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y	Oppenheimer Main Street Fund® - Class A	Oppenheimer Main Street Fund®/VA
Assets
Investments in mutual funds
at fair value	$135	$492	$543	$910	$53
Total assets	135	492	543	910	53
Net assets	$135	$492	$543	$910	$53

Net assets
Accumulation units	$135	$492	$543	$910	$—
Contracts in payout (annuitization)	—	—	—	—	53
Total net assets	$135	$492	$543	$910	$53

Total number of mutual fund shares	25,111	14,178	13,548	22,975	1,991

Cost of mutual fund shares	$147	$551	$607	$1,149	$50

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Parnassus Core Equity FundSM - Investor Shares
Assets
Investments in mutual funds
at fair value	$24,778	$14	$231	$90	$32,021
Total assets	24,778	14	231	90	32,021
Net assets	$24,778	$14	$231	$90	$32,021

Net assets
Accumulation units	$24,778	$—	$231	$90	$32,021
Contracts in payout (annuitization)	—	14	—	—	—
Total net assets	$24,778	$14	$231	$90	$32,021

Total number of mutual fund shares	1,216,972	204	6,076	19,332	821,262

Cost of mutual fund shares	$29,959	$16	$177	$100	$33,042

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Pax Balanced Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A
Assets
Investments in mutual funds
at fair value	$35,911	$1,362	$70,080	$11,896	$722
Total assets	35,911	1,362	70,080	11,896	722
Net assets	$35,911	$1,362	$70,080	$11,896	$722

Net assets
Accumulation units	$35,911	$1,362	$70,080	$11,896	$722
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$35,911	$1,362	$70,080	$11,896	$722

Total number of mutual fund shares	1,698,744	251,330	5,913,918	386,723	80,400

Cost of mutual fund shares	$39,095	$1,672	$79,639	$13,045	$782

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Pioneer Strategic Income Fund - Class A	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class
Assets
Investments in mutual funds
at fair value	$562	$—	14,827	$128	$8,331
Total assets	562	—	14,827	128	8,331
Net assets	$562	$—	$14,827	$128	$8,331

Net assets
Accumulation units	$562	$—	$14,827	$128	$8,331
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$562	$—	$14,827	$128	$8,331

Total number of mutual fund shares	54,642	9	1,686,807	9,754	719,398

Cost of mutual fund shares	$576	$—	$16,253	$133	$10,387

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Royce Total Return Fund - K Class	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class
Assets
Investments in mutual funds
at fair value	$3	$4,894	$20,382	$30,175	$788
Total assets	3	4,894	20,382	30,175	788
Net assets	$3	$4,894	$20,382	$30,175	$788

Net assets
Accumulation units	$3	$4,894	$20,382	$30,175	$788
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3	$4,894	$20,382	$30,175	$788

Total number of mutual fund shares	329	309,143	438,331	845,228	32,947

Cost of mutual fund shares	$4	$5,562	$21,511	$28,329	$913

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$399	$6,183	$423	$24,501	$118,332
Total assets	399	6,183	423	24,501	118,332
Net assets	$399	$6,183	$423	$24,501	$118,332

Net assets
Accumulation units	$399	$6,183	$423	$24,501	$118,332
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$399	$6,183	$423	$24,501	$118,332

Total number of mutual fund shares	13,271	621,386	63,278	2,177,826	10,471,834

Cost of mutual fund shares	$454	$6,450	$451	$27,083	$133,545

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares	Vanguard® Total Bond Market Index Fund - Investor Shares
Assets
Investments in mutual funds
at fair value	$42	$2	$12,022	$13,275	$—
Total assets	42	2	12,022	13,275	—
Net assets	$42	$2	$12,022	$13,275	$—

Net assets
Accumulation units	$42	$2	$12,022	$13,275	$—
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$42	$2	$12,022	$13,275	$—

Total number of mutual fund shares	1,680	123	1,453,677	1,149,329	21

Cost of mutual fund shares	$55	$3	$13,862	$14,542	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$112	$169	$47	$435	$4,299
Total assets	112	169	47	435	4,299
Net assets	$112	$169	$47	$435	$4,299

Net assets
Accumulation units	$112	$169	$47	$435	$4,299
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$112	$169	$47	$435	$4,299

Total number of mutual fund shares	7,784	7,966	2,306	15,007	130,062

Cost of mutual fund shares	$110	$173	$49	$570	$4,899
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya Floating Rate Fund - Class A
Assets
Investments in mutual funds
at fair value	$8	$208,684	$60	$678	$2,318
Total assets	8	208,684	60	678	2,318
Net assets	$8	$208,684	$60	$678	$2,318

Net assets
Accumulation units	$8	$196,505	$60	$678	$2,318
Contracts in payout (annuitization)	—	12,179	—	—	—
Total net assets	$8	$208,684	$60	$678	$2,318

Total number of mutual fund shares	218	14,800,280	5,940	64,012	246,624

Cost of mutual fund shares	$9	$174,852	$73	$1,039	$2,425

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$2,539	$836	$404,454	$2,103	$1,944
Total assets	2,539	836	404,454	2,103	1,944
Net assets	$2,539	$836	$404,454	$2,103	$1,944

Net assets
Accumulation units	$2,539	$836	$396,225	$2,103	$1,944
Contracts in payout (annuitization)	—	—	8,229	—	—
Total net assets	$2,539	$836	$404,454	$2,103	$1,944

Total number of mutual fund shares	307,724	85,563	32,802,455	171,655	188,942

Cost of mutual fund shares	$2,600	$855	$421,466	$2,200	$2,050

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$41	$35,318	$19,881	$78	$483,586
Total assets	41	35,318	19,881	78	483,586
Net assets	$41	$35,318	$19,881	$78	$483,586

Net assets
Accumulation units	$41	$35,318	$19,881	$78	$482,780
Contracts in payout (annuitization)	—	—	—	—	806
Total net assets	$41	$35,318	$19,881	$78	$483,586

Total number of mutual fund shares	4,473	3,881,050	2,187,083	4,737	27,198,297

Cost of mutual fund shares	$44	$38,954	$21,969	$83	$502,990

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$12,694	$15	$267,860	$1,241	$15
Total assets	12,694	15	267,860	1,241	15
Net assets	$12,694	$15	$267,860	$1,241	$15

Net assets
Accumulation units	$12,694	$15	$265,259	$1,241	$15
Contracts in payout (annuitization)	—	—	2,601	—	—
Total net assets	$12,694	$15	$267,860	$1,241	$15

Total number of mutual fund shares	733,362	1,452	25,057,099	117,645	1,549

Cost of mutual fund shares	$13,864	$16	$281,974	$1,391	$15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$28,279	$20	$64,343	$35	$1,419
Total assets	28,279	20	64,343	35	1,419
Net assets	$28,279	$20	$64,343	$35	$1,419

Net assets
Accumulation units	$28,279	$20	$64,343	$35	$—
Contracts in payout (annuitization)	—	—	—	—	1,419
Total net assets	$28,279	$20	$64,343	$35	$1,419

Total number of mutual fund shares	2,034,484	2,283	5,952,132	1,187	46,182

Cost of mutual fund shares	$29,429	$21	$69,254	$43	$1,484

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$37,743	$27,328	$26,073	$151	$11,355
Total assets	37,743	27,328	26,073	151	11,355
Net assets	$37,743	$27,328	$26,073	$151	$11,355

Net assets
Accumulation units	$37,743	$27,328	$26,073	$151	$11,355
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$37,743	$27,328	$26,073	$151	$11,355

Total number of mutual fund shares	1,230,604	1,276,428	1,208,203	8,883	637,906

Cost of mutual fund shares	$38,908	$34,154	$32,836	$140	$10,825

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$20,389	$24	$41,715	$30,497	$298
Total assets	20,389	24	41,715	30,497	298
Net assets	$20,389	$24	$41,715	$30,497	$298

Net assets
Accumulation units	$20,389	$24	$41,715	$30,497	$298
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$20,389	$24	$41,715	$30,497	$298

Total number of mutual fund shares	1,151,265	1,501	2,469,820	1,831,641	12,369

Cost of mutual fund shares	$20,918	$30	$48,625	$35,839	$314

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$326,569	$806,219	$803	$90,169	$91
Total assets	326,569	806,219	803	90,169	91
Net assets	$326,569	$806,219	$803	$90,169	$91

Net assets
Accumulation units	$326,569	$806,219	$803	$89,754	$91
Contracts in payout (annuitization)	—	—	—	415	—
Total net assets	$326,569	$806,219	$803	$90,169	$91

Total number of mutual fund shares	12,943,697	31,929,469	74,735	8,197,225	6,648

Cost of mutual fund shares	$345,232	$825,079	$1,001	$112,483	$84

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A
Assets
Investments in mutual funds
at fair value	$6,957	$520	$4,050	$237,575	$51
Total assets	6,957	520	4,050	237,575	51
Net assets	$6,957	$520	$4,050	$237,575	$51

Net assets
Accumulation units	$6,957	$520	$4,050	$236,129	$51
Contracts in payout (annuitization)	—	—	—	1,446	—
Total net assets	$6,957	$520	$4,050	$237,575	$51

Total number of mutual fund shares	510,047	60,493	466,586	237,575,126	3,765

Cost of mutual fund shares	$7,134	$594	$4,861	$237,575	$69

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$260	$1,402	$275	$70,474	$356
Total assets	260	1,402	275	70,474	356
Net assets	$260	$1,402	$275	$70,474	$356

Net assets
Accumulation units	$260	$1,402	$275	$69,028	$348
Contracts in payout (annuitization)	—	—	—	1,446	8
Total net assets	$260	$1,402	$275	$70,474	$356

Total number of mutual fund shares	5,814	31,512	26,622	6,705,432	33,928

Cost of mutual fund shares	$294	$1,927	$278	$74,334	$361

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$11,069	$4,318	$2,527	$14,903	$6,123
Total assets	11,069	4,318	2,527	14,903	6,123
Net assets	$11,069	$4,318	$2,527	$14,903	$6,123

Net assets
Accumulation units	$11,069	$4,318	$2,527	$14,903	$6,123
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,069	$4,318	$2,527	$14,903	$6,123

Total number of mutual fund shares	1,080,943	426,225	253,734	1,430,185	595,041

Cost of mutual fund shares	$11,532	$4,487	$2,601	$16,001	$6,510

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$1,514	$13,991	$3,653	$1,856	$5,203
Total assets	1,514	13,991	3,653	1,856	5,203
Net assets	$1,514	$13,991	$3,653	$1,856	$5,203

Net assets
Accumulation units	$1,514	$13,991	$3,653	$1,856	$5,203
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,514	$13,991	$3,653	$1,856	$5,203

Total number of mutual fund shares	149,501	1,302,692	345,287	178,305	378,411

Cost of mutual fund shares	$1,570	$14,839	$3,871	$1,941	$5,509

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$2,235	$1,152	$3,732	$948	$980
Total assets	2,235	1,152	3,732	948	980
Net assets	$2,235	$1,152	$3,732	$948	$980

Net assets
Accumulation units	$2,235	$1,152	$3,732	$948	$980
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,235	$1,152	$3,732	$948	$980

Total number of mutual fund shares	164,493	85,393	376,239	96,550	101,952

Cost of mutual fund shares	$2,368	$1,205	$3,812	$970	$1,006

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$457	$8,566	$124,074	$7,854	$401
Total assets	457	8,566	124,074	7,854	401
Net assets	$457	$8,566	$124,074	$7,854	$401

Net assets
Accumulation units	$457	$8,566	$124,074	$7,854	$401
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$457	$8,566	$124,074	$7,854	$401

Total number of mutual fund shares	43,599	794,664	11,650,158	758,872	37,783

Cost of mutual fund shares	$486	$9,226	$137,376	$8,289	$424

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$7,686	$134,108	$11,164	$15	$6,196
Total assets	7,686	134,108	11,164	15	6,196
Net assets	$7,686	$134,108	$11,164	$15	$6,196

Net assets
Accumulation units	$7,686	$134,108	$11,164	$15	$6,196
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7,686	$134,108	$11,164	$15	$6,196

Total number of mutual fund shares	705,829	12,463,552	1,077,631	1,405	577,474

Cost of mutual fund shares	$8,350	$150,783	$12,472	$16	$6,943

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$94,948	$5,179	$2,280	$22,428	$1,581
Total assets	94,948	5,179	2,280	22,428	1,581
Net assets	$94,948	$5,179	$2,280	$22,428	$1,581

Net assets
Accumulation units	$94,948	$5,179	$2,280	$22,428	$1,581
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$94,948	$5,179	$2,280	$22,428	$1,581

Total number of mutual fund shares	8,974,278	502,348	180,784	1,799,976	127,582

Cost of mutual fund shares	$109,538	$5,590	$2,510	$24,012	$1,698

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$5,049	$785	$7,904	$43,388	$3,691
Total assets	5,049	785	7,904	43,388	3,691
Net assets	$5,049	$785	$7,904	$43,388	$3,691

Net assets
Accumulation units	$5,049	$785	$7,904	$43,388	$3,691
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5,049	$785	$7,904	$43,388	$3,691

Total number of mutual fund shares	560,322	71,846	706,318	3,912,330	341,085

Cost of mutual fund shares	$5,500	$797	$8,202	$44,200	$3,779

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$6,159	$39	$33,150	$57,494	$277
Total assets	6,159	39	33,150	57,494	277
Net assets	$6,159	$39	$33,150	$57,494	$277

Net assets
Accumulation units	$6,159	$39	$33,150	$56,902	$277
Contracts in payout (annuitization)	—	—	—	592	—
Total net assets	$6,159	$39	$33,150	$57,494	$277

Total number of mutual fund shares	660,870	4,070	3,218,433	5,670,066	11,245

Cost of mutual fund shares	$6,597	$46	$40,306	$70,656	$308

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$122,163	$11,187	$125	$5,486	$228
Total assets	122,163	11,187	125	5,486	228
Net assets	$122,163	$11,187	$125	$5,486	$228

Net assets
Accumulation units	$121,345	$11,119	$125	$5,486	$228
Contracts in payout (annuitization)	818	68	—	—	—
Total net assets	$122,163	$11,187	$125	$5,486	$228

Total number of mutual fund shares	4,680,584	571,950	8,651	369,162	13,122

Cost of mutual fund shares	$125,983	$12,907	$119	$6,512	$205

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$54,176	$1,346	$259,611	$1,169	$244
Total assets	54,176	1,346	259,611	1,169	244
Net assets	$54,176	$1,346	$259,611	$1,169	$244

Net assets
Accumulation units	$53,153	$1,346	$257,484	$1,169	$244
Contracts in payout (annuitization)	1,023	—	2,127	—	—
Total net assets	$54,176	$1,346	$259,611	$1,169	$244

Total number of mutual fund shares	3,093,990	34,556	6,565,778	29,749	15,500

Cost of mutual fund shares	$43,141	$1,563	$277,000	$1,319	$301

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$19,362	$54,651	$219	$512,694	$1,362
Total assets	19,362	54,651	219	512,694	1,362
Net assets	$19,362	$54,651	$219	$512,694	$1,362

Net assets
Accumulation units	$19,362	$53,640	$219	$509,887	$1,362
Contracts in payout (annuitization)	—	1,011	—	2,807	—
Total net assets	$19,362	$54,651	$219	$512,694	$1,362

Total number of mutual fund shares	1,196,652	3,413,547	12,845	28,706,272	79,334

Cost of mutual fund shares	$24,074	$67,384	$234	$448,445	$1,410

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$36,471	$199	$292	$403,457	$1,206
Total assets	36,471	199	292	403,457	1,206
Net assets	$36,471	$199	$292	$403,457	$1,206

Net assets
Accumulation units	$35,572	$199	$292	$401,853	$1,206
Contracts in payout (annuitization)	899	—	—	1,604	—
Total net assets	$36,471	$199	$292	$403,457	$1,206

Total number of mutual fund shares	3,303,563	18,042	32,143	39,788,622	123,854

Cost of mutual fund shares	$39,727	$212	$313	$382,601	$1,330
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$928	$449,287	$3,407	$190	$69,069
Total assets	928	449,287	3,407	190	69,069
Net assets	$928	$449,287	$3,407	$190	$69,069

Net assets
Accumulation units	$928	$444,439	$3,407	$190	$67,900
Contracts in payout (annuitization)	—	4,848	—	—	1,169
Total net assets	$928	$449,287	$3,407	$190	$69,069

Total number of mutual fund shares	13,082	5,757,133	45,710	17,454	6,278,992

Cost of mutual fund shares	$1,049	$442,734	$3,835	$192	$67,505

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$78	$6,239	$26,327	$60,918	$54,755
Total assets	78	6,239	26,327	60,918	54,755
Net assets	$78	$6,239	$26,327	$60,918	$54,755

Net assets
Accumulation units	$78	$6,239	$25,828	$60,313	$53,540
Contracts in payout (annuitization)	—	—	498.64126	604.97483	1,214.7972
Total net assets	$78	$6,239	$26,327	$60,918	$54,755

Total number of mutual fund shares	7,094.16	336,898.49	2,133,500.43	4,230,423.1	4,029,096.08

Cost of mutual fund shares	$94	$6,843	$26,796	$47,334	$48,233

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$1,271	$1,069,882	$190	$74,924	$10,636
Total assets	1,271	1,069,882	190	74,924	10,636
Net assets	$1,271	$1,069,882	$190	$74,924	$10,636

Net assets
Accumulation units	$1,271	$1,011,290	$190	$73,809	$10,636
Contracts in payout (annuitization)	—	58,592	—	1,115	—
Total net assets	$1,271	$1,069,882	$190	$74,924	$10,636

Total number of mutual fund shares	52,049	43,122,998	7,771	7,788,352	1,101,025

Cost of mutual fund shares	$1,432	$1,116,485	$219	$74,384	$10,538

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$334,558	$181	$271,771	$59	$122,776
Total assets	334,558	181	271,771	59	122,776
Net assets	$334,558	$181	$271,771	$59	$122,776

Net assets
Accumulation units	$330,553	$181	$270,566	$59	$121,948
Contracts in payout (annuitization)	4,005	—	1,205	—	828
Total net assets	$334,558	$181	$271,771	$59	$122,776

Total number of mutual fund shares	13,577,856	7,415	15,782,264	3,510	6,030,245

Cost of mutual fund shares	$241,230	$163	$289,062	$70	$110,997

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class S	ColumbiaSM Acorn® Fund - Class A	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$155	$37,196	$7	$66,554	$1,671
Total assets	155	37,196	7	66,554	1,671
Net assets	$155	$37,196	$7	$66,554	$1,671

Net assets
Accumulation units	$155	$36,834	$7	$64,428	$1,671
Contracts in payout (annuitization)	—	362	—	2,126	—
Total net assets	$155	$37,196	$7	$66,554	$1,671

Total number of mutual fund shares	7,701	4,123,763	820	1,987,269	50,194

Cost of mutual fund shares	$160	$39,993	$8	$58,744	$1,288

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$130,188	$423	$558	$14,982	$15,370
Total assets	130,188	423	558	14,982	15,370
Net assets	$130,188	$423	$558	$14,982	$15,370

Net assets
Accumulation units	$130,188	$—	$558	$14,982	$15,370
Contracts in payout (annuitization)	—	423	—	—	—
Total net assets	$130,188	$423	$558	$14,982	$15,370

Total number of mutual fund shares	6,528,983	21,367	27,137	733,711	518,916

Cost of mutual fund shares	$108,675	$337	$564	$14,937	$15,285

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$140,564	$67,456	$127,882	$129	$16,449
Total assets	140,564	67,456	127,882	129	16,449
Net assets	$140,564	$67,456	$127,882	$129	$16,449

Net assets
Accumulation units	$140,564	$67,456	$127,882	$129	$16,449
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$140,564	$67,456	$127,882	$129	$16,449

Total number of mutual fund shares	10,846,012	5,196,951	8,119,488	8,428	1,595,393

Cost of mutual fund shares	$165,872	$77,655	$160,681	$162	$16,869

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International
Assets
Investments in mutual funds
at fair value	$226,057	$1,008	$55,777	$104	$35,293
Total assets	226,057	1,008	55,777	104	35,293
Net assets	$226,057	$1,008	$55,777	$104	$35,293

Net assets
Accumulation units	$226,057	$1,008	$55,777	$104	$35,293
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$226,057	$1,008	$55,777	$104	$35,293

Total number of mutual fund shares	18,574,957	88,338	2,711,574	5,474	1,589,788

Cost of mutual fund shares	$252,712	$1,113	$71,486	$131	$46,346

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Wanger Select	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$54,081	$77,471	$2,484	$189,561	$105
Total assets	54,081	77,471	2,484	189,561	105
Net assets	$54,081	$77,471	$2,484	$189,561	$105

Net assets
Accumulation units	$54,081	$77,471	$2,484	$189,561	$105
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$54,081	$77,471	$2,484	$189,561	$105

Total number of mutual fund shares	3,313,786	3,742,545	61,029	4,640,414	9,338

Cost of mutual fund shares	$72,139	$105,307	$2,503	$167,943	$162

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$6,008	$99,804
Total assets	6,008	99,804
Net assets	$6,008	$99,804

Net assets
Accumulation units	$6,008	$99,804
Contracts in payout (annuitization)	—	—
Total net assets	$6,008	$99,804

Total number of mutual fund shares	129,956	3,566,972

Cost of mutual fund shares	$7,664	$88,403

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$2	$6	$334	$12	$4
Expenses:
Mortality and expense risks and other charges	2	7	—	3	38
Total expenses	2	7	—	3	38
Net investment income (loss)	—	(1)	334	9	(34)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28	8	138	—	(177)
Capital gains distributions	21	68	—	—	323
Total realized gain (loss) on investments
and capital gains distributions	49	76	138	—	146
Net unrealized appreciation
(depreciation) of investments	(58)	(116)	(2,607)	(14)	(590)
Net realized and unrealized gain (loss)
on investments	(9)	(40)	(2,469)	(14)	(444)
Net increase (decrease) in net assets
resulting from operations	$(9)	$(41)	$(2,135)	$(5)	$(478)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5
Net investment income (loss)
Investment Income:
Dividends	$—	$7	$—	$—	$26
Expenses:
Mortality and expense risks and other charges	1	5	—	1	6
Total expenses	1	5	—	1	6
Net investment income (loss)	(1)	2	—	(1)	20

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	2	1	1	(2)
Capital gains distributions	8	43	1	11	—
Total realized gain (loss) on investments
and capital gains distributions	7	45	2	12	(2)
Net unrealized appreciation
(depreciation) of investments	(17)	(154)	(5)	(12)	(42)
Net realized and unrealized gain (loss)
on investments	(10)	(109)	(3)	—	(44)
Net increase (decrease) in net assets
resulting from operations	$(11)	$(107)	$(3)	$(1)	$(24)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Net investment income (loss)
Investment Income:
Dividends	$7	$2	$—	$—	$280
Expenses:
Mortality and expense risks and other charges	10	1	1	322	329
Total expenses	10	1	1	322	329
Net investment income (loss)	(3)	1	(1)	(322)	(49)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	7	14	1,795	1,049
Capital gains distributions	86	—	13	1,936	2,007
Total realized gain (loss) on investments
and capital gains distributions	88	7	27	3,731	3,056
Net unrealized appreciation
(depreciation) of investments	(204)	(23)	(46)	(4,645)	(6,103)
Net realized and unrealized gain (loss)
on investments	(116)	(16)	(19)	(914)	(3,047)
Net increase (decrease) in net assets
resulting from operations	$(119)	$(15)	$(20)	$(1,236)	$(3,096)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Responsible Investing Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$6	$—	$9
Expenses:
Mortality and expense risks and other charges	1	66	3	—	3
Total expenses	1	66	3	—	3
Net investment income (loss)	(1)	(66)	3	—	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	185	4	—	(4)
Capital gains distributions	12	414	57	—	56
Total realized gain (loss) on investments
and capital gains distributions	15	599	61	—	52
Net unrealized appreciation
(depreciation) of investments	(18)	(841)	(101)	(1)	(124)
Net realized and unrealized gain (loss)
on investments	(3)	(242)	(40)	(1)	(72)
Net increase (decrease) in net assets
resulting from operations	$(4)	$(308)	$(37)	$(1)	$(66)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Net investment income (loss)
Investment Income:
Dividends	$212	$847	$46	$1	$863
Expenses:
Mortality and expense risks and other charges	479	703	19	3	279
Total expenses	479	703	19	3	279
Net investment income (loss)	(267)	144	27	(2)	584

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,636	3,077	31	23	(442)
Capital gains distributions	1,344	3,277	110	40	—
Total realized gain (loss) on investments
and capital gains distributions	2,980	6,354	141	63	(442)
Net unrealized appreciation
(depreciation) of investments	(2,149)	(10,856)	(275)	(114)	(1,201)
Net realized and unrealized gain (loss)
on investments	831	(4,502)	(134)	(51)	(1,643)
Net increase (decrease) in net assets
resulting from operations	$564	$(4,358)	$(107)	$(53)	$(1,059)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N
Net investment income (loss)
Investment Income:
Dividends	$176	$12	$1,635	$179	$99
Expenses:
Mortality and expense risks and other charges	131	7	1,006	25	278
Total expenses	131	7	1,006	25	278
Net investment income (loss)	45	5	629	154	(179)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	330	58	5,995	105	(1,070)
Capital gains distributions	945	75	8,119	372	1,749
Total realized gain (loss) on investments
and capital gains distributions	1,275	133	14,114	477	679
Net unrealized appreciation
(depreciation) of investments	(2,187)	(214)	(22,603)	(868)	(6,248)
Net realized and unrealized gain (loss)
on investments	(912)	(81)	(8,489)	(391)	(5,569)
Net increase (decrease) in net assets
resulting from operations	$(867)	$(76)	$(7,860)	$(237)	$(5,748)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
Net investment income (loss)
Investment Income:
Dividends	$4	$95	$128	$13	$23
Expenses:
Mortality and expense risks and other charges	4	114	118	5	48
Total expenses	4	114	118	5	48
Net investment income (loss)	—	(19)	10	8	(25)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	(251)	210	4	59
Capital gains distributions	26	833	791	80	470
Total realized gain (loss) on investments
and capital gains distributions	14	582	1,001	84	529
Net unrealized appreciation
(depreciation) of investments	(87)	(2,210)	(2,385)	(165)	(324)
Net realized and unrealized gain (loss)
on investments	(73)	(1,628)	(1,384)	(81)	205
Net increase (decrease) in net assets
resulting from operations	$(73)	$(1,647)	$(1,374)	$(73)	$180

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Net investment income (loss)
Investment Income:
Dividends	$26	$4	$219	$239	$861
Expenses:
Mortality and expense risks and other charges	238	2	152	95	518
Total expenses	238	2	152	95	518
Net investment income (loss)	(212)	2	67	144	343

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	253	(1)	(565)	(14)	1,463
Capital gains distributions	1,964	12	755	—	4,458
Total realized gain (loss) on investments
and capital gains distributions	2,217	11	190	(14)	5,921
Net unrealized appreciation
(depreciation) of investments	(717)	(34)	(1,647)	(247)	(7,948)
Net realized and unrealized gain (loss)
on investments	1,500	(23)	(1,457)	(261)	(2,027)
Net increase (decrease) in net assets
resulting from operations	$1,288	$(21)	$(1,390)	$(117)	$(1,684)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$155	$11	$1	$302	$—
Expenses:
Mortality and expense risks and other charges	45	3	—	84	1
Total expenses	45	3	—	84	1
Net investment income (loss)	110	8	1	218	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	11	—	(280)	(6)
Capital gains distributions	—	26	—	199	9
Total realized gain (loss) on investments
and capital gains distributions	35	37	—	(81)	3
Net unrealized appreciation
(depreciation) of investments	(529)	(114)	(3)	(556)	(6)
Net realized and unrealized gain (loss)
on investments	(494)	(77)	(3)	(637)	(3)
Net increase (decrease) in net assets
resulting from operations	$(384)	$(69)	$(2)	$(419)	$(4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z	Columbia Select Mid Cap Value Fund - Class A	Columbia Select Mid Cap Value Fund - Institutional Class	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y
Net investment income (loss)
Investment Income:
Dividends	$—	$41	$—	$1	$1
Expenses:
Mortality and expense risks and other charges	—	61	—	3	—
Total expenses	—	61	—	3	—
Net investment income (loss)	—	(20)	—	(2)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(430)	—	(21)	9
Capital gains distributions	1	2,066	1	27	3
Total realized gain (loss) on investments
and capital gains distributions	1	1,636	1	6	12
Net unrealized appreciation
(depreciation) of investments	(1)	(2,836)	(1)	(27)	(17)
Net realized and unrealized gain (loss)
on investments	—	(1,200)	—	(21)	(5)
Net increase (decrease) in net assets
resulting from operations	$—	$(1,220)	$—	$(23)	$(4)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A	DWS Small Cap Growth Fund - Class S	Deutsche Equity 500 Index Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$—	$20	$—	$12	$20
Expenses:
Mortality and expense risks and other charges	—	27	—	8	—
Total expenses	—	27	—	8	—
Net investment income (loss)	—	(7)	—	4	20

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(19)	116	1	6	(4)
Capital gains distributions	1,206	192	4	113	—
Total realized gain (loss) on investments
and capital gains distributions	1,187	308	5	119	(4)
Net unrealized appreciation
(depreciation) of investments	(1,453)	(902)	(8)	(154)	(24)
Net realized and unrealized gain (loss)
on investments	(266)	(594)	(3)	(35)	(28)
Net increase (decrease) in net assets
resulting from operations	$(266)	$(601)	$(3)	$(31)	$(8)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Emerging Markets Core Equity Portfolio - Institutional Class	U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R
Net investment income (loss)
Investment Income:
Dividends	$44	$148	$4	$2	$—
Expenses:
Mortality and expense risks and other charges	—	—	2	2	—
Total expenses	—	—	2	2	—
Net investment income (loss)	44	148	2	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	77	200	7	3	—
Capital gains distributions	—	591	—	12	—
Total realized gain (loss) on investments
and capital gains distributions	77	791	7	15	—
Net unrealized appreciation
(depreciation) of investments	(458)	(3,425)	(37)	(30)	—
Net realized and unrealized gain (loss)
on investments	(381)	(2,634)	(30)	(15)	—
Net increase (decrease) in net assets
resulting from operations	$(337)	$(2,486)	$(28)	$(15)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Federated International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$34	$3,670	$—	$6	$5,601
Expenses:
Mortality and expense risks and other charges	24	2,803	—	31	2,542
Total expenses	24	2,803	—	31	2,542
Net investment income (loss)	10	867	—	(25)	3,059

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	203	3,400	—	73	9,165
Capital gains distributions	173	13,816	—	288	12,162
Total realized gain (loss) on investments
and capital gains distributions	376	17,216	—	361	21,327
Net unrealized appreciation
(depreciation) of investments	(1,038)	(71,186)	—	(476)	(47,035)
Net realized and unrealized gain (loss)
on investments	(662)	(53,970)	—	(115)	(25,708)
Net increase (decrease) in net assets
resulting from operations	$(652)	$(53,103)	$—	$(140)	$(22,649)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$873	$462	$456	$8,949	$4,974
Expenses:
Mortality and expense risks and other charges	3,503	98	296	12,165	2,972
Total expenses	3,503	98	296	12,165	2,972
Net investment income (loss)	(2,630)	364	160	(3,216)	2,002

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20,885	(120)	1,807	39,779	6,378
Capital gains distributions	49,903	—	—	114,611	1,250
Total realized gain (loss) on investments
and capital gains distributions	70,788	(120)	1,807	154,390	7,628
Net unrealized appreciation
(depreciation) of investments	(69,895)	(605)	(6,786)	(230,972)	(24,108)
Net realized and unrealized gain (loss)
on investments	893	(725)	(4,979)	(76,582)	(16,480)
Net increase (decrease) in net assets
resulting from operations	$(1,737)	$(361)	$(4,819)	$(79,798)	$(14,478)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class
Net investment income (loss)
Investment Income:
Dividends	$—	$265	$23	$—	$—
Expenses:
Mortality and expense risks and other charges	—	189	11	4	—
Total expenses	—	189	11	4	—
Net investment income (loss)	—	76	12	(4)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	23	(38)	(7)	—
Capital gains distributions	—	521	67	9	—
Total realized gain (loss) on investments
and capital gains distributions	1	544	29	2	—
Net unrealized appreciation
(depreciation) of investments	(1)	(1,623)	(221)	(47)	(5)
Net realized and unrealized gain (loss)
on investments	—	(1,079)	(192)	(45)	(5)
Net increase (decrease) in net assets
resulting from operations	$—	$(1,003)	$(180)	$(49)	$(5)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4
Net investment income (loss)
Investment Income:
Dividends	$—	$1,031	$—	$20	$2,241
Expenses:
Mortality and expense risks and other charges	3	1,099	—	77	4,448
Total expenses	3	1,099	—	77	4,448
Net investment income (loss)	(3)	(68)	—	(57)	(2,207)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	3,504	(2)	516	15,612
Capital gains distributions	34	17,562	5	1,018	40,721
Total realized gain (loss) on investments
and capital gains distributions	22	21,066	3	1,534	56,333
Net unrealized appreciation
(depreciation) of investments	(40)	(36,039)	(2)	(1,765)	(68,831)
Net realized and unrealized gain (loss)
on investments	(18)	(14,973)	1	(231)	(12,498)
Net increase (decrease) in net assets
resulting from operations	$(21)	$(15,041)	$1	$(288)	$(14,705)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$19	$32	$—
Expenses:
Mortality and expense risks and other charges	—	—	17	8	130
Total expenses	—	—	17	8	130
Net investment income (loss)	—	—	2	24	(130)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	24	24	780
Capital gains distributions	—	1	35	40	1,441
Total realized gain (loss) on investments
and capital gains distributions	—	1	59	64	2,221
Net unrealized appreciation
(depreciation) of investments	—	(1)	(431)	(154)	(3,185)
Net realized and unrealized gain (loss)
on investments	—	—	(372)	(90)	(964)
Net increase (decrease) in net assets
resulting from operations	$—	$—	$(370)	$(66)	$(1,094)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares
Net investment income (loss)
Investment Income:
Dividends	$3	$1	$—	$1	$—
Expenses:
Mortality and expense risks and other charges	2	4	—	1	1
Total expenses	2	4	—	1	1
Net investment income (loss)	1	(3)	—	—	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	25	—	1	1
Capital gains distributions	4	13	—	—	3
Total realized gain (loss) on investments
and capital gains distributions	5	38	—	1	4
Net unrealized appreciation
(depreciation) of investments	(8)	(39)	—	(7)	(7)
Net realized and unrealized gain (loss)
on investments	(3)	(1)	—	(6)	(3)
Net increase (decrease) in net assets
resulting from operations	$(2)	$(4)	$—	$(6)	$(4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	JPMorgan Equity Income Fund - Select Class	JPMorgan Government Bond Fund - Select Class	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund
Net investment income (loss)
Investment Income:
Dividends	$31	$17	$17	$2	$—
Expenses:
Mortality and expense risks and other charges	16	5	9	5	5
Total expenses	16	5	9	5	5
Net investment income (loss)	15	12	8	(3)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	76	(19)	48	29	17
Capital gains distributions	41	—	37	61	5
Total realized gain (loss) on investments
and capital gains distributions	117	(19)	85	90	22
Net unrealized appreciation
(depreciation) of investments	(220)	13	(226)	(113)	(43)
Net realized and unrealized gain (loss)
on investments	(103)	(6)	(141)	(23)	(21)
Net increase (decrease) in net assets
resulting from operations	$(88)	$6	$(133)	$(26)	$(26)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$—	$10	$—	$—	$1
Expenses:
Mortality and expense risks and other charges	127	5	—	1	—
Total expenses	127	5	—	1	—
Net investment income (loss)	(127)	5	—	(1)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	29	(4)	(29)	3	—
Capital gains distributions	1,486	—	29	28	—
Total realized gain (loss) on investments
and capital gains distributions	1,515	(4)	—	31	—
Net unrealized appreciation
(depreciation) of investments	(3,575)	—	—	(24)	—
Net realized and unrealized gain (loss)
on investments	(2,060)	(4)	—	7	—
Net increase (decrease) in net assets
resulting from operations	$(2,187)	$1	$—	$6	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Net investment income (loss)
Investment Income:
Dividends	$192	$8	$—	$3	$491
Expenses:
Mortality and expense risks and other charges	48	7	8	2	748
Total expenses	48	7	8	2	748
Net investment income (loss)	144	1	(8)	1	(257)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(65)	33	(41)	—	6,070
Capital gains distributions	—	41	139	16	2,350
Total realized gain (loss) on investments
and capital gains distributions	(65)	74	98	16	8,420
Net unrealized appreciation
(depreciation) of investments	(61)	(215)	(208)	(37)	(19,895)
Net realized and unrealized gain (loss)
on investments	(126)	(141)	(110)	(21)	(11,475)
Net increase (decrease) in net assets
resulting from operations	$18	$(140)	$(118)	$(20)	$(11,732)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3
Net investment income (loss)
Investment Income:
Dividends	$—	$1	$501	$527	$—
Expenses:
Mortality and expense risks and other charges	—	1	—	180	1
Total expenses	—	1	—	180	1
Net investment income (loss)	—	—	501	347	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(78)	(180)	—
Capital gains distributions	—	7	—	—	28
Total realized gain (loss) on investments
and capital gains distributions	—	7	(78)	(180)	28
Net unrealized appreciation
(depreciation) of investments	—	(7)	(335)	(360)	(42)
Net realized and unrealized gain (loss)
on investments	—	—	(413)	(540)	(14)
Net increase (decrease) in net assets
resulting from operations	$—	$—	$88	$(193)	$(15)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Sustainable Equity Fund - Institutional Class	Neuberger Berman Sustainable Equity Fund - Trust Class	New Perspective Fund® - Class R-3
Net investment income (loss)
Investment Income:
Dividends	$8	$—	$20	$35	$12
Expenses:
Mortality and expense risks and other charges	8	3	—	134	11
Total expenses	8	3	—	134	11
Net investment income (loss)	—	(3)	20	(99)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36	4	29	86	81
Capital gains distributions	18	40	235	1,060	104
Total realized gain (loss) on investments
and capital gains distributions	54	44	264	1,146	185
Net unrealized appreciation
(depreciation) of investments	(125)	(77)	(469)	(1,948)	(309)
Net realized and unrealized gain (loss)
on investments	(71)	(33)	(205)	(802)	(124)
Net increase (decrease) in net assets
resulting from operations	$(71)	$(36)	$(185)	$(901)	$(123)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	New Perspective Fund® - Class R-4	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$1,866	$12	$48	$—	$613
Expenses:
Mortality and expense risks and other charges	1,624	5	23	1	2,613
Total expenses	1,624	5	23	1	2,613
Net investment income (loss)	242	7	25	(1)	(2,000)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9,642	42	1	1	15,699
Capital gains distributions	10,702	14	64	6	—
Total realized gain (loss) on investments
and capital gains distributions	20,344	56	65	7	15,699
Net unrealized appreciation
(depreciation) of investments	(33,459)	(216)	(266)	(11)	(47,021)
Net realized and unrealized gain (loss)
on investments	(13,115)	(160)	(201)	(4)	(31,322)
Net increase (decrease) in net assets
resulting from operations	$(12,873)	$(153)	$(176)	$(5)	$(33,322)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y
Net investment income (loss)
Investment Income:
Dividends	$265	$—	$7	$7	$5
Expenses:
Mortality and expense risks and other charges	222	—	1	6	7
Total expenses	222	—	1	6	7
Net investment income (loss)	43	—	6	1	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,526	—	(4)	8	60
Capital gains distributions	—	—	—	—	59
Total realized gain (loss) on investments
and capital gains distributions	1,526	—	(4)	8	119
Net unrealized appreciation
(depreciation) of investments	(7,933)	(6)	(13)	(125)	(187)
Net realized and unrealized gain (loss)
on investments	(6,407)	(6)	(17)	(117)	(68)
Net increase (decrease) in net assets
resulting from operations	$(6,364)	$(6)	$(11)	$(116)	$(70)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Oppenheimer Main Street Fund® - Class A	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA
Net investment income (loss)
Investment Income:
Dividends	$10	$1	$91	$—	$3
Expenses:
Mortality and expense risks and other charges	10	1	262	—	3
Total expenses	10	1	262	—	3
Net investment income (loss)	—	—	(171)	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	2	(276)	—	6
Capital gains distributions	142	5	3,741	2	19
Total realized gain (loss) on investments
and capital gains distributions	154	7	3,465	2	25
Net unrealized appreciation
(depreciation) of investments	(241)	(13)	(6,431)	(3)	(63)
Net realized and unrealized gain (loss)
on investments	(87)	(6)	(2,966)	(1)	(38)
Net increase (decrease) in net assets
resulting from operations	$(87)	$(6)	$(3,137)	$(1)	$(38)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Oppenheimer Global Strategic Income Fund/VA	Parnassus Core Equity FundSM - Investor Shares	Pax Balanced Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class
Net investment income (loss)
Investment Income:
Dividends	$5	$338	$794	$78	$1,870
Expenses:
Mortality and expense risks and other charges	1	237	411	16	615
Total expenses	1	237	411	16	615
Net investment income (loss)	4	101	383	62	1,255

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	382	458	(30)	(2,706)
Capital gains distributions	—	2,503	244	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	2,885	702	(30)	(2,706)
Net unrealized appreciation
(depreciation) of investments	(9)	(3,335)	(2,983)	(281)	(880)
Net realized and unrealized gain (loss)
on investments	(9)	(450)	(2,281)	(311)	(3,586)
Net increase (decrease) in net assets
resulting from operations	$(5)	$(349)	$(1,898)	$(249)	$(2,331)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$340	$40	$17	$—	$824
Expenses:
Mortality and expense risks and other charges	106	6	4	—	170
Total expenses	106	6	4	—	170
Net investment income (loss)	234	34	13	—	654

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28	(2)	(1)	—	(669)
Capital gains distributions	580	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	608	(2)	(1)	—	(669)
Net unrealized appreciation
(depreciation) of investments	(2,044)	(61)	(26)	—	(672)
Net realized and unrealized gain (loss)
on investments	(1,436)	(63)	(27)	—	(1,341)
Net increase (decrease) in net assets
resulting from operations	$(1,202)	$(29)	$(14)	$—	$(687)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class	Columbia Large Cap Value Fund - Class K	Royce Total Return Fund - K Class	Ave Maria Rising Dividend Fund
Net investment income (loss)
Investment Income:
Dividends	$3	$158	$—	$—	$67
Expenses:
Mortality and expense risks and other charges	1	73	19	—	52
Total expenses	1	73	19	—	52
Net investment income (loss)	2	85	(19)	—	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(150)	1,315	(1)	130
Capital gains distributions	8	811	—	1	414
Total realized gain (loss) on investments
and capital gains distributions	7	661	1,315	—	544
Net unrealized appreciation
(depreciation) of investments	(8)	(2,057)	(1,179)	(1)	(896)
Net realized and unrealized gain (loss)
on investments	(1)	(1,396)	136	(1)	(352)
Net increase (decrease) in net assets
resulting from operations	$1	$(1,311)	$117	$(1)	$(337)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N
Net investment income (loss)
Investment Income:
Dividends	$—	$79	$4	$5	$203
Expenses:
Mortality and expense risks and other charges	229	—	5	4	64
Total expenses	229	—	5	4	64
Net investment income (loss)	(229)	79	(1)	1	139

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	536	685	31	3	(83)
Capital gains distributions	1,349	2,156	79	34	—
Total realized gain (loss) on investments
and capital gains distributions	1,885	2,841	110	37	(83)
Net unrealized appreciation
(depreciation) of investments	(4,049)	(2,137)	(205)	(84)	(87)
Net realized and unrealized gain (loss)
on investments	(2,164)	704	(95)	(47)	(170)
Net increase (decrease) in net assets
resulting from operations	$(2,393)	$783	$(96)	$(46)	$(31)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4
Net investment income (loss)
Investment Income:
Dividends	$11	$1,705	$7,607	$1	$—
Expenses:
Mortality and expense risks and other charges	3	119	1,120	1	—
Total expenses	3	119	1,120	1	—
Net investment income (loss)	8	1,586	6,487	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(786)	(2,529)	(1)	—
Capital gains distributions	—	—	—	3	—
Total realized gain (loss) on investments
and capital gains distributions	3	(786)	(2,529)	2	—
Net unrealized appreciation
(depreciation) of investments	(89)	(546)	(3,571)	(15)	(1)
Net realized and unrealized gain (loss)
on investments	(86)	(1,332)	(6,100)	(13)	(1)
Net increase (decrease) in net assets
resulting from operations	$(78)	$254	$387	$(13)	$(1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares	Vanguard® Total Bond Market Index Fund - Investor Shares	Vanguard® Total International Stock Index Fund - Investor Shares	Diversified Value Portfolio
Net investment income (loss)
Investment Income:
Dividends	$232	$—	$—	$—	$3
Expenses:
Mortality and expense risks and other charges	—	129	—	—	1
Total expenses	—	129	—	—	1
Net investment income (loss)	232	(129)	—	—	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	78	(1,637)	—	—	—
Capital gains distributions	1,405	—	—	—	6
Total realized gain (loss) on investments
and capital gains distributions	1,483	(1,637)	—	—	6
Net unrealized appreciation
(depreciation) of investments	(2,460)	213	—	—	(20)
Net realized and unrealized gain (loss)
on investments	(977)	(1,424)	—	—	(14)
Net increase (decrease) in net assets
resulting from operations	$(745)	$(1,553)	$—	$—	$(12)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Small Company Opportunity Fund - Class R
Net investment income (loss)
Investment Income:
Dividends	$4	$—	$2	$41	$—
Expenses:
Mortality and expense risks and other charges	2	1	3	50	—
Total expenses	2	1	3	50	—
Net investment income (loss)	2	(1)	(1)	(9)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	—	5	36	7
Capital gains distributions	11	5	52	365	1
Total realized gain (loss) on investments
and capital gains distributions	13	5	57	401	8
Net unrealized appreciation
(depreciation) of investments	(28)	(10)	(151)	(948)	(9)
Net realized and unrealized gain (loss)
on investments	(15)	(5)	(94)	(547)	(1)
Net increase (decrease) in net assets
resulting from operations	$(13)	$(6)	$(95)	$(556)	$(1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Balanced Portfolio - Class I	Voya Large-Cap Growth Fund - Class A	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya Floating Rate Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$5,300	$—	$1	$21	$65
Expenses:
Mortality and expense risks and other charges	2,561	—	1	5	13
Total expenses	2,561	—	1	5	13
Net investment income (loss)	2,739	—	—	16	52

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,830	44	4	(38)	(5)
Capital gains distributions	17,522	—	5	159	—
Total realized gain (loss) on investments
and capital gains distributions	23,352	44	9	121	(5)
Net unrealized appreciation
(depreciation) of investments	(44,041)	(40)	(16)	(204)	(102)
Net realized and unrealized gain (loss)
on investments	(20,689)	4	(7)	(83)	(107)
Net increase (decrease) in net assets
resulting from operations	$(17,950)	$4	$(7)	$(67)	$(55)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$66	$24	$15,562	$81	$66
Expenses:
Mortality and expense risks and other charges	25	4	3,719	8	23
Total expenses	25	4	3,719	8	23
Net investment income (loss)	41	20	11,843	73	43

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(58)	(3)	1,784	(25)	45
Capital gains distributions	—	—	—	—	27
Total realized gain (loss) on investments
and capital gains distributions	(58)	(3)	1,784	(25)	72
Net unrealized appreciation
(depreciation) of investments	11	(25)	(20,378)	(82)	(303)
Net realized and unrealized gain (loss)
on investments	(47)	(28)	(18,594)	(107)	(231)
Net increase (decrease) in net assets
resulting from operations	$(6)	$(8)	$(6,751)	$(34)	$(188)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$2	$2,246	$1,201	$—	$3,410
Expenses:
Mortality and expense risks and other charges	—	241	211	—	4,746
Total expenses	—	241	211	—	4,746
Net investment income (loss)	2	2,005	990	—	(1,336)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(617)	(325)	—	18,501
Capital gains distributions	—	—	—	20	70,932
Total realized gain (loss) on investments
and capital gains distributions	(1)	(617)	(325)	20	89,433
Net unrealized appreciation
(depreciation) of investments	(3)	(2,709)	(1,539)	(18)	(97,421)
Net realized and unrealized gain (loss)
on investments	(4)	(3,326)	(1,864)	2	(7,988)
Net increase (decrease) in net assets
resulting from operations	$(2)	$(1,321)	$(874)	$2	$(9,324)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$50	$—	$6,053	$25	$—
Expenses:
Mortality and expense risks and other charges	44	—	3,007	9	—
Total expenses	44	—	3,007	9	—
Net investment income (loss)	6	—	3,046	16	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	188	1	16,363	8	—
Capital gains distributions	1,760	2	33,386	155	—
Total realized gain (loss) on investments
and capital gains distributions	1,948	3	49,749	163	—
Net unrealized appreciation
(depreciation) of investments	(2,247)	(4)	(78,500)	(299)	—
Net realized and unrealized gain (loss)
on investments	(299)	(1)	(28,751)	(136)	—
Net increase (decrease) in net assets
resulting from operations	$(293)	$(1)	$(25,705)	$(120)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$311	$10	$537	$—	$—
Expenses:
Mortality and expense risks and other charges	77	3	168	—	—
Total expenses	77	3	168	—	—
Net investment income (loss)	234	7	369	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9,618)	(316)	392	—	—
Capital gains distributions	11,579	403	1,614	—	—
Total realized gain (loss) on investments
and capital gains distributions	1,961	87	2,006	—	—
Net unrealized appreciation
(depreciation) of investments	(1,518)	(72)	(3,913)	(1)	—
Net realized and unrealized gain (loss)
on investments	443	15	(1,907)	(1)	—
Net increase (decrease) in net assets
resulting from operations	$677	$22	$(1,538)	$(1)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$3,917	$1	$48	$1,183	$528
Expenses:
Mortality and expense risks and other charges	608	—	16	405	145
Total expenses	608	—	16	405	145
Net investment income (loss)	3,309	1	32	778	383

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,312	—	98	3,905	(823)
Capital gains distributions	—	4	152	4,263	3,518
Total realized gain (loss) on investments
and capital gains distributions	2,312	4	250	8,168	2,695
Net unrealized appreciation
(depreciation) of investments	(12,593)	(8)	(422)	(12,959)	(7,467)
Net realized and unrealized gain (loss)
on investments	(10,281)	(4)	(172)	(4,791)	(4,772)
Net increase (decrease) in net assets
resulting from operations	$(6,972)	$(3)	$(140)	$(4,013)	$(4,389)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$435	$1	$123	$152	$—
Expenses:
Mortality and expense risks and other charges	289	1	168	267	—
Total expenses	289	1	168	267	—
Net investment income (loss)	146	—	(45)	(115)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	241	2	161	115	1
Capital gains distributions	3,490	—	—	—	7
Total realized gain (loss) on investments
and capital gains distributions	3,731	2	161	115	8
Net unrealized appreciation
(depreciation) of investments	(8,262)	(35)	(2,799)	(5,020)	(11)
Net realized and unrealized gain (loss)
on investments	(4,531)	(33)	(2,638)	(4,905)	(3)
Net increase (decrease) in net assets
resulting from operations	$(4,385)	$(33)	$(2,683)	$(5,020)	$(3)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$287	$129	$—	$6	$8,127
Expenses:
Mortality and expense risks and other charges	211	357	—	2	1,482
Total expenses	211	357	—	2	1,482
Net investment income (loss)	76	(228)	—	4	6,645

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	613	448	(3)	(9)	2,164
Capital gains distributions	5,516	4,355	6	37	23,793
Total realized gain (loss) on investments
and capital gains distributions	6,129	4,803	3	28	25,957
Net unrealized appreciation
(depreciation) of investments	(11,443)	(8,700)	(2)	(27)	(32,110)
Net realized and unrealized gain (loss)
on investments	(5,314)	(3,897)	1	1	(6,153)
Net increase (decrease) in net assets
resulting from operations	$(5,238)	$(4,125)	$1	$5	$492

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$17,929	$17	$2,141	$1	$145
Expenses:
Mortality and expense risks and other charges	7,874	4	804	—	84
Total expenses	7,874	4	804	—	84
Net investment income (loss)	10,055	13	1,337	1	61

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17,442	(22)	1,993	1	476
Capital gains distributions	59,844	158	15,674	—	—
Total realized gain (loss) on investments
and capital gains distributions	77,286	136	17,667	1	476
Net unrealized appreciation
(depreciation) of investments	(90,426)	(237)	(29,042)	(17)	(1,815)
Net realized and unrealized gain (loss)
on investments	(13,140)	(101)	(11,375)	(16)	(1,339)
Net increase (decrease) in net assets
resulting from operations	$(3,085)	$(88)	$(10,038)	$(15)	$(1,278)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$19	$140	$3,359	$2	$4
Expenses:
Mortality and expense risks and other charges	5	54	1,446	—	2
Total expenses	5	54	1,446	—	2
Net investment income (loss)	14	86	1,913	2	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(67)	(873)	—	—	33
Capital gains distributions	61	497	37	6	24
Total realized gain (loss) on investments
and capital gains distributions	(6)	(376)	37	6	57
Net unrealized appreciation
(depreciation) of investments	(100)	(502)	—	(13)	(134)
Net realized and unrealized gain (loss)
on investments	(106)	(878)	37	(7)	(77)
Net increase (decrease) in net assets
resulting from operations	$(92)	$(792)	$1,950	$(5)	$(75)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$25	$9	$2,786	$14	$193
Expenses:
Mortality and expense risks and other charges	20	1	679	3	107
Total expenses	20	1	679	3	107
Net investment income (loss)	5	8	2,107	11	86

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	34	—	(1,255)	9	(201)
Capital gains distributions	130	—	—	—	252
Total realized gain (loss) on investments
and capital gains distributions	164	—	(1,255)	9	51
Net unrealized appreciation
(depreciation) of investments	(610)	(16)	(3,076)	(31)	(778)
Net realized and unrealized gain (loss)
on investments	(446)	(16)	(4,331)	(22)	(727)
Net increase (decrease) in net assets
resulting from operations	$(441)	$(8)	$(2,224)	$(11)	$(641)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$67	$37	$218	$81	$18
Expenses:
Mortality and expense risks and other charges	37	22	146	51	12
Total expenses	37	22	146	51	12
Net investment income (loss)	30	15	72	30	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	(78)	(100)	(31)	18
Capital gains distributions	105	69	346	156	41
Total realized gain (loss) on investments
and capital gains distributions	98	(9)	246	125	59
Net unrealized appreciation
(depreciation) of investments	(409)	(171)	(1,574)	(657)	(196)
Net realized and unrealized gain (loss)
on investments	(311)	(180)	(1,328)	(532)	(137)
Net increase (decrease) in net assets
resulting from operations	$(281)	$(165)	$(1,256)	$(502)	$(131)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$193	$42	$18	$55	$22
Expenses:
Mortality and expense risks and other charges	146	29	11	40	20
Total expenses	146	29	11	40	20
Net investment income (loss)	47	13	7	15	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(155)	(3)	34	80	22
Capital gains distributions	362	97	52	101	51
Total realized gain (loss) on investments
and capital gains distributions	207	94	86	181	73
Net unrealized appreciation
(depreciation) of investments	(1,580)	(477)	(280)	(696)	(309)
Net realized and unrealized gain (loss)
on investments	(1,373)	(383)	(194)	(515)	(236)
Net increase (decrease) in net assets
resulting from operations	$(1,326)	$(370)	$(187)	$(500)	$(234)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$9	$82	$23	$17	$9
Expenses:
Mortality and expense risks and other charges	5	41	8	9	2
Total expenses	5	41	8	9	2
Net investment income (loss)	4	41	15	8	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	82	8	24	2
Capital gains distributions	27	55	18	15	16
Total realized gain (loss) on investments
and capital gains distributions	54	137	26	39	18
Net unrealized appreciation
(depreciation) of investments	(175)	(333)	(78)	(92)	(55)
Net realized and unrealized gain (loss)
on investments	(121)	(196)	(52)	(53)	(37)
Net increase (decrease) in net assets
resulting from operations	$(117)	$(155)	$(37)	$(45)	$(30)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$202	$2,734	$139	$7	$156
Expenses:
Mortality and expense risks and other charges	73	1,222	53	2	61
Total expenses	73	1,222	53	2	61
Net investment income (loss)	129	1,512	86	5	95

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	66	1,286	(128)	3	(72)
Capital gains distributions	276	4,265	260	18	311
Total realized gain (loss) on investments
and capital gains distributions	342	5,551	132	21	239
Net unrealized appreciation
(depreciation) of investments	(1,034)	(15,931)	(759)	(66)	(1,062)
Net realized and unrealized gain (loss)
on investments	(692)	(10,380)	(627)	(45)	(823)
Net increase (decrease) in net assets
resulting from operations	$(563)	$(8,868)	$(541)	$(40)	$(728)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$2,616	$203	$—	$114	$1,558
Expenses:
Mortality and expense risks and other charges	1,325	86	—	47	980
Total expenses	1,325	86	—	47	980
Net investment income (loss)	1,291	117	—	67	578

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,969	(179)	—	159	2,130
Capital gains distributions	6,018	521	1	323	5,247
Total realized gain (loss) on investments
and capital gains distributions	7,987	342	1	482	7,377
Net unrealized appreciation
(depreciation) of investments	(22,808)	(1,547)	(4)	(1,269)	(19,754)
Net realized and unrealized gain (loss)
on investments	(14,821)	(1,205)	(3)	(787)	(12,377)
Net increase (decrease) in net assets
resulting from operations	$(13,530)	$(1,088)	$(3)	$(720)	$(11,799)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$73	$38	$290	$18	$105
Expenses:
Mortality and expense risks and other charges	42	20	211	12	64
Total expenses	42	20	211	12	64
Net investment income (loss)	31	18	79	6	41

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(32)	48	25	28	(143)
Capital gains distributions	302	90	835	60	204
Total realized gain (loss) on investments
and capital gains distributions	270	138	860	88	61
Net unrealized appreciation
(depreciation) of investments	(939)	(430)	(3,751)	(289)	(547)
Net realized and unrealized gain (loss)
on investments	(669)	(292)	(2,891)	(201)	(486)
Net increase (decrease) in net assets
resulting from operations	$(638)	$(274)	$(2,812)	$(195)	$(445)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$18	$236	$1,177	$88	$137
Expenses:
Mortality and expense risks and other charges	3	45	422	29	69
Total expenses	3	45	422	29	69
Net investment income (loss)	15	191	755	59	68

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	52	574	54	(131)
Capital gains distributions	21	216	1,222	106	150
Total realized gain (loss) on investments
and capital gains distributions	22	268	1,796	160	19
Net unrealized appreciation
(depreciation) of investments	(66)	(732)	(4,378)	(375)	(423)
Net realized and unrealized gain (loss)
on investments	(44)	(464)	(2,582)	(215)	(404)
Net increase (decrease) in net assets
resulting from operations	$(29)	$(273)	$(1,827)	$(156)	$(336)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$1	$469	$694	$—	$—
Expenses:
Mortality and expense risks and other charges	—	167	554	1	1,239
Total expenses	—	167	554	1	1,239
Net investment income (loss)	1	302	140	(1)	(1,239)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(643)	181	28	5,809
Capital gains distributions	7	3,851	7,166	44	13,607
Total realized gain (loss) on investments
and capital gains distributions	6	3,208	7,347	72	19,416
Net unrealized appreciation
(depreciation) of investments	(14)	(9,210)	(17,753)	(70)	(21,914)
Net realized and unrealized gain (loss)
on investments	(8)	(6,002)	(10,406)	2	(2,498)
Net increase (decrease) in net assets
resulting from operations	$(7)	$(5,700)	$(10,266)	$1	$(3,737)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$117	$—	$17	$3	$829
Expenses:
Mortality and expense risks and other charges	135	1	60	1	655
Total expenses	135	1	60	1	655
Net investment income (loss)	(18)	(1)	(43)	2	174

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	605	7	236	91	5,130
Capital gains distributions	1,366	16	704	—	—
Total realized gain (loss) on investments
and capital gains distributions	1,971	23	940	91	5,130
Net unrealized appreciation
(depreciation) of investments	(3,150)	(50)	(2,137)	(134)	(13,595)
Net realized and unrealized gain (loss)
on investments	(1,179)	(27)	(1,197)	(43)	(8,465)
Net increase (decrease) in net assets
resulting from operations	$(1,197)	$(28)	$(1,240)	$(41)	$(8,291)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$22	$5,815	$23	$3	$304
Expenses:
Mortality and expense risks and other charges	5	2,976	8	1	174
Total expenses	5	2,976	8	1	174
Net investment income (loss)	17	2,839	15	2	130

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(19)	13,109	13	4	(383)
Capital gains distributions	95	18,616	85	30	1,891
Total realized gain (loss) on investments
and capital gains distributions	76	31,725	98	34	1,508
Net unrealized appreciation
(depreciation) of investments	(249)	(64,708)	(241)	(74)	(4,469)
Net realized and unrealized gain (loss)
on investments	(173)	(32,983)	(143)	(40)	(2,961)
Net increase (decrease) in net assets
resulting from operations	$(156)	$(30,144)	$(128)	$(38)	$(2,831)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$704	$5	$9,512	$21	$2,010
Expenses:
Mortality and expense risks and other charges	642	1	6,246	16	311
Total expenses	642	1	6,246	16	311
Net investment income (loss)	62	4	3,266	5	1,699

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,878	59	24,519	84	(292)
Capital gains distributions	5,578	30	41,232	109	—
Total realized gain (loss) on investments
and capital gains distributions	7,456	89	65,751	193	(292)
Net unrealized appreciation
(depreciation) of investments	(15,882)	(139)	(153,054)	(420)	(2,709)
Net realized and unrealized gain (loss)
on investments	(8,426)	(50)	(87,303)	(227)	(3,001)
Net increase (decrease) in net assets
resulting from operations	$(8,364)	$(46)	$(84,037)	$(222)	$(1,302)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$13	$—	$813	$—	$—
Expenses:
Mortality and expense risks and other charges	2	1	4,684	10	5
Total expenses	2	1	4,684	10	5
Net investment income (loss)	11	(1)	(3,871)	(10)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	4	10,098	17	78
Capital gains distributions	—	36	43,665	129	234
Total realized gain (loss) on investments
and capital gains distributions	8	40	53,763	146	312
Net unrealized appreciation
(depreciation) of investments	(27)	(50)	(65,594)	(192)	(284)
Net realized and unrealized gain (loss)
on investments	(19)	(10)	(11,831)	(46)	28
Net increase (decrease) in net assets
resulting from operations	$(8)	$(11)	$(15,702)	$(56)	$23

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$1,167	$2	$4	$1,753	$2
Expenses:
Mortality and expense risks and other charges	4,433	24	1	801	1
Total expenses	4,433	24	1	801	1
Net investment income (loss)	(3,266)	(22)	3	952	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	15,439	67	3	3,244	12
Capital gains distributions	79,396	607	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	94,835	674	3	3,244	12
Net unrealized appreciation
(depreciation) of investments	(99,760)	(704)	(41)	(17,441)	(33)
Net realized and unrealized gain (loss)
on investments	(4,925)	(30)	(38)	(14,197)	(21)
Net increase (decrease) in net assets
resulting from operations	$(8,191)	$(52)	$(35)	$(13,245)	$(20)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A
Net investment income (loss)
Investment Income:
Dividends	$134	$756	$1,418	$1,444	$19
Expenses:
Mortality and expense risks and other charges	64	276	683	593	5
Total expenses	64	276	683	593	5
Net investment income (loss)	70	480	735	851	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	292	542	4,191	3,380	15
Capital gains distributions	471	628	—	—	131
Total realized gain (loss) on investments
and capital gains distributions	763	1,170	4,191	3,380	146
Net unrealized appreciation
(depreciation) of investments	(1,344)	(3,031)	(11,163)	(8,412)	(228)
Net realized and unrealized gain (loss)
on investments	(581)	(1,861)	(6,972)	(5,032)	(82)
Net increase (decrease) in net assets
resulting from operations	$(511)	$(1,381)	$(6,237)	$(4,181)	$(68)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$21,310	$3	$4,441	$538	$5,459
Expenses:
Mortality and expense risks and other charges	13,330	3	707	139	3,785
Total expenses	13,330	3	707	139	3,785
Net investment income (loss)	7,980	—	3,734	399	1,674

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	55,523	(18)	1,227	223	16,734
Capital gains distributions	110,314	22	—	—	28,770
Total realized gain (loss) on investments
and capital gains distributions	165,837	4	1,227	223	45,504
Net unrealized appreciation
(depreciation) of investments	(233,905)	(21)	(12,904)	(1,817)	(75,567)
Net realized and unrealized gain (loss)
on investments	(68,068)	(17)	(11,677)	(1,594)	(30,063)
Net increase (decrease) in net assets
resulting from operations	$(60,088)	$(17)	$(7,943)	$(1,195)	$(28,389)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S
Net investment income (loss)
Investment Income:
Dividends	$2	$3,476	$1	$1,327	$1
Expenses:
Mortality and expense risks and other charges	1	3,097	—	1,498	1
Total expenses	1	3,097	—	1,498	1
Net investment income (loss)	1	379	1	(171)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	12,433	—	8,397	7
Capital gains distributions	15	39,567	8	19,267	25
Total realized gain (loss) on investments
and capital gains distributions	22	52,000	8	27,664	32
Net unrealized appreciation
(depreciation) of investments	(38)	(100,818)	(19)	(45,837)	(56)
Net realized and unrealized gain (loss)
on investments	(16)	(48,818)	(11)	(18,173)	(24)
Net increase (decrease) in net assets
resulting from operations	$(15)	$(48,439)	$(10)	$(18,344)	$(24)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$1,163	$—	$718	$14	$2,089
Expenses:
Mortality and expense risks and other charges	386	—	722	8	992
Total expenses	386	—	722	8	992
Net investment income (loss)	777	—	(4)	6	1,097

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	963	—	3,472	86	3,752
Capital gains distributions	—	—	2,290	58	—
Total realized gain (loss) on investments
and capital gains distributions	963	—	5,762	144	3,752
Net unrealized appreciation
(depreciation) of investments	(8,040)	(2)	(7,580)	(199)	(11,036)
Net realized and unrealized gain (loss)
on investments	(7,077)	(2)	(1,818)	(55)	(7,284)
Net increase (decrease) in net assets
resulting from operations	$(6,300)	$(2)	$(1,822)	$(49)	$(6,187)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$6	$14	$313	$68	$2,214
Expenses:
Mortality and expense risks and other charges	4	7	159	170	1,085
Total expenses	4	7	159	170	1,085
Net investment income (loss)	2	7	154	(102)	1,129

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	18	18	328	789	2,203
Capital gains distributions	—	21	516	1,819	17,362
Total realized gain (loss) on investments
and capital gains distributions	18	39	844	2,608	19,565
Net unrealized appreciation
(depreciation) of investments	(40)	(95)	(2,239)	(3,541)	(36,153)
Net realized and unrealized gain (loss)
on investments	(22)	(56)	(1,395)	(933)	(16,588)
Net increase (decrease) in net assets
resulting from operations	$(20)	$(49)	$(1,241)	$(1,035)	$(15,459)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$802	$881	$—	$365	$—
Expenses:
Mortality and expense risks and other charges	622	1,554	1	134	2,165
Total expenses	622	1,554	1	134	2,165
Net investment income (loss)	180	(673)	(1)	231	(2,165)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	467	8,609	—	(179)	227
Capital gains distributions	4,191	25,504	23	—	25,259
Total realized gain (loss) on investments
and capital gains distributions	4,658	34,113	23	(179)	25,486
Net unrealized appreciation
(depreciation) of investments	(14,394)	(58,417)	(48)	(235)	(43,328)
Net realized and unrealized gain (loss)
on investments	(9,736)	(24,304)	(25)	(414)	(17,842)
Net increase (decrease) in net assets
resulting from operations	$(9,556)	$(24,977)	$(26)	$(183)	$(20,007)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$—	$900	$111
Expenses:
Mortality and expense risks and other charges	6	664	—	334	633
Total expenses	6	664	—	334	633
Net investment income (loss)	(6)	(664)	—	566	(522)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	1,467	(4)	(989)	(4,112)
Capital gains distributions	117	10,955	19	5,031	7,602
Total realized gain (loss) on investments
and capital gains distributions	104	12,422	15	4,042	3,490
Net unrealized appreciation
(depreciation) of investments	(187)	(22,828)	(35)	(12,691)	(11,004)
Net realized and unrealized gain (loss)
on investments	(83)	(10,406)	(20)	(8,649)	(7,514)
Net increase (decrease) in net assets
resulting from operations	$(89)	$(11,070)	$(20)	$(8,083)	$(8,036)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A	Wells Fargo Small Company Growth Fund - Administrator Class
Net investment income (loss)
Investment Income:
Dividends	$87	$41	$3,613	$—	$—
Expenses:
Mortality and expense risks and other charges	641	16	1,988	1	47
Total expenses	641	16	1,988	1	47
Net investment income (loss)	(554)	25	1,625	(1)	(47)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,430)	52	4,455	(2)	48
Capital gains distributions	19,198	147	10,693	23	521
Total realized gain (loss) on investments
and capital gains distributions	16,768	199	15,148	21	569
Net unrealized appreciation
(depreciation) of investments	(18,674)	(318)	(24,668)	(45)	(1,704)
Net realized and unrealized gain (loss)
on investments	(1,906)	(119)	(9,520)	(24)	(1,135)
Net increase (decrease) in net assets
resulting from operations	$(2,460)	$(94)	$(7,895)	$(25)	$(1,182)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

Wells Fargo Special Small Cap Value Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$525
Expenses:
Mortality and expense risks and other charges	1,354
Total expenses	1,354
Net investment income (loss)	(829)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,917
Capital gains distributions	6,879
Total realized gain (loss) on investments
and capital gains distributions	12,796
Net unrealized appreciation
(depreciation) of investments	(28,991)
Net realized and unrealized gain (loss)
on investments	(16,195)
Net increase (decrease) in net assets
resulting from operations	$(17,024)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5
Net assets at January 1, 2017	$178	$655	$6,893	$82

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	150	4
Total realized gain (loss) on investments
and capital gains distributions	31	85	73	—
Net unrealized appreciation (depreciation)
of investments	(1)	12	1,911	—
Net increase (decrease) in net assets resulting from
operations	29	98	2,134	4
Changes from principal transactions:
Total unit transactions	(16)	(131)	3,372	70
Increase (decrease) in net assets derived from
principal transactions	(16)	(131)	3,372	70
Total increase (decrease) in net assets	13	(33)	5,506	74
Net assets at December 31, 2017	191	622	12,399	156

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	334	9
Total realized gain (loss) on investments
and capital gains distributions	49	76	138	—
Net unrealized appreciation (depreciation)
of investments	(58)	(116)	(2,607)	(14)
Net increase (decrease) in net assets resulting from
operations	(9)	(41)	(2,135)	(5)
Changes from principal transactions:
Total unit transactions	(8)	(9)	2,188	128
Increase (decrease) in net assets derived from
principal transactions	(8)	(9)	2,188	128
Total increase (decrease) in net assets	(17)	(50)	53	123
Net assets at December 31, 2018	$174	$572	$12,452	$279

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A
Net assets at January 1, 2017	$3,791	$72	$547	$12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35)	(1)	7	—
Total realized gain (loss) on investments
and capital gains distributions	510	9	16	1
Net unrealized appreciation (depreciation)
of investments	43	11	108	1
Net increase (decrease) in net assets resulting from
operations	518	19	131	2
Changes from principal transactions:
Total unit transactions	(360)	11	8	1
Increase (decrease) in net assets derived from
principal transactions	(360)	11	8	1
Total increase (decrease) in net assets	158	30	139	3
Net assets at December 31, 2017	3,949	102	686	15

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34)	(1)	2	—
Total realized gain (loss) on investments
and capital gains distributions	146	7	45	2
Net unrealized appreciation (depreciation)
of investments	(590)	(17)	(154)	(5)
Net increase (decrease) in net assets resulting from
operations	(478)	(11)	(107)	(3)
Changes from principal transactions:
Total unit transactions	(367)	—	(56)	2
Increase (decrease) in net assets derived from
principal transactions	(367)	—	(56)	2
Total increase (decrease) in net assets	(845)	(11)	(163)	(1)
Net assets at December 31, 2018	$3,104	$91	$523	$14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5
Net assets at January 1, 2017	$190	$269	$717	$40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	14	(1)	2
Total realized gain (loss) on investments
and capital gains distributions	(37)	(1)	72	1
Net unrealized appreciation (depreciation)
of investments	52	4	(13)	(1)
Net increase (decrease) in net assets resulting from
operations	14	17	58	2
Changes from principal transactions:
Total unit transactions	(95)	119	(14)	80
Increase (decrease) in net assets derived from
principal transactions	(95)	119	(14)	80
Total increase (decrease) in net assets	(81)	136	44	82
Net assets at December 31, 2017	109	405	761	122

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	20	(3)	1
Total realized gain (loss) on investments
and capital gains distributions	12	(2)	88	7
Net unrealized appreciation (depreciation)
of investments	(12)	(42)	(204)	(23)
Net increase (decrease) in net assets resulting from
operations	(1)	(24)	(119)	(15)
Changes from principal transactions:
Total unit transactions	24	152	112	(63)
Increase (decrease) in net assets derived from
principal transactions	24	152	112	(63)
Total increase (decrease) in net assets	23	128	(7)	(78)
Net assets at December 31, 2018	$132	$533	$754	$44

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Capital Appreciation Fund - Class A
Net assets at January 1, 2017	$318	$23,516	$33,203	$481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(265)	(2)	(4)
Total realized gain (loss) on investments
and capital gains distributions	14	4,904	2,625	122
Net unrealized appreciation (depreciation)
of investments	26	1,554	1,127	28
Net increase (decrease) in net assets resulting from
operations	38	6,193	3,750	146
Changes from principal transactions:
Total unit transactions	(204)	(1,151)	(3,686)	(524)
Increase (decrease) in net assets derived from
principal transactions	(204)	(1,151)	(3,686)	(524)
Total increase (decrease) in net assets	(166)	5,042	64	(378)
Net assets at December 31, 2017	152	28,558	33,267	103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(322)	(49)	(1)
Total realized gain (loss) on investments
and capital gains distributions	27	3,731	3,056	15
Net unrealized appreciation (depreciation)
of investments	(46)	(4,645)	(6,103)	(18)
Net increase (decrease) in net assets resulting from
operations	(20)	(1,236)	(3,096)	(4)
Changes from principal transactions:
Total unit transactions	(72)	(783)	(3,132)	16
Increase (decrease) in net assets derived from
principal transactions	(72)	(783)	(3,132)	16
Total increase (decrease) in net assets	(92)	(2,019)	(6,228)	12
Net assets at December 31, 2018	$60	$26,539	$27,039	$115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Alger Responsible Investing Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Net assets at January 1, 2017	$3,644	$293	$6	$546

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(48)	3	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	875	80	—	5
Net unrealized appreciation (depreciation)
of investments	179	(40)	1	31
Net increase (decrease) in net assets resulting from
operations	1,006	43	1	35
Changes from principal transactions:
Total unit transactions	894	(5)	—	(196)
Increase (decrease) in net assets derived from
principal transactions	894	(5)	—	(196)
Total increase (decrease) in net assets	1,900	38	1	(161)
Net assets at December 31, 2017	5,544	331	7	385

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(66)	3	—	6
Total realized gain (loss) on investments
and capital gains distributions	599	61	—	52
Net unrealized appreciation (depreciation)
of investments	(841)	(101)	(1)	(124)
Net increase (decrease) in net assets resulting from
operations	(308)	(37)	(1)	(66)
Changes from principal transactions:
Total unit transactions	888	3	—	(79)
Increase (decrease) in net assets derived from
principal transactions	888	3	—	(79)
Total increase (decrease) in net assets	580	(34)	(1)	(145)
Net assets at December 31, 2018	$6,124	$297	$6	$240

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class
Net assets at January 1, 2017	$37,550	$67,948	$4,359	$212

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(207)	(307)	29	(1)
Total realized gain (loss) on investments
and capital gains distributions	6,080	7,096	465	34
Net unrealized appreciation (depreciation)
of investments	4,267	6,548	47	(10)
Net increase (decrease) in net assets resulting from
operations	10,140	13,337	541	23
Changes from principal transactions:
Total unit transactions	(1,131)	(5,297)	(1,944)	68
Increase (decrease) in net assets derived from
principal transactions	(1,131)	(5,297)	(1,944)	68
Total increase (decrease) in net assets	9,009	8,040	(1,403)	91
Net assets at December 31, 2017	46,559	75,988	2,956	303

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(267)	144	27	(2)
Total realized gain (loss) on investments
and capital gains distributions	2,980	6,354	141	63
Net unrealized appreciation (depreciation)
of investments	(2,149)	(10,856)	(275)	(114)
Net increase (decrease) in net assets resulting from
operations	564	(4,358)	(107)	(53)
Changes from principal transactions:
Total unit transactions	(694)	(5,068)	(58)	65
Increase (decrease) in net assets derived from
principal transactions	(694)	(5,068)	(58)	65
Total increase (decrease) in net assets	(130)	(9,426)	(165)	12
Net assets at December 31, 2018	$46,429	$66,562	$2,791	$315

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4
Net assets at January 1, 2017	$24,388	$9,606	$1,482	$84,728

Increase (decrease) in net assets
Operations:
Net investment income (loss)	419	99	6	602
Total realized gain (loss) on investments
and capital gains distributions	(1,059)	1,114	225	9,003
Net unrealized appreciation (depreciation)
of investments	1,204	557	69	10,069
Net increase (decrease) in net assets resulting from
operations	564	1,770	300	19,674
Changes from principal transactions:
Total unit transactions	6,978	(374)	(745)	7,195
Increase (decrease) in net assets derived from
principal transactions	6,978	(374)	(745)	7,195
Total increase (decrease) in net assets	7,542	1,396	(445)	26,869
Net assets at December 31, 2017	31,930	11,002	1,037	111,597

Increase (decrease) in net assets
Operations:
Net investment income (loss)	584	45	5	629
Total realized gain (loss) on investments
and capital gains distributions	(442)	1,275	133	14,114
Net unrealized appreciation (depreciation)
of investments	(1,201)	(2,187)	(214)	(22,603)
Net increase (decrease) in net assets resulting from
operations	(1,059)	(867)	(76)	(7,860)
Changes from principal transactions:
Total unit transactions	(1,745)	(323)	(72)	(6,183)
Increase (decrease) in net assets derived from
principal transactions	(1,745)	(323)	(72)	(6,183)
Total increase (decrease) in net assets	(2,804)	(1,190)	(148)	(14,043)
Net assets at December 31, 2018	$29,126	$9,812	$889	$97,554

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Net assets at January 1, 2017	$4,659	$38,429	$506	$11,259

Increase (decrease) in net assets
Operations:
Net investment income (loss)	106	(330)	—	(38)
Total realized gain (loss) on investments
and capital gains distributions	352	1,608	50	285
Net unrealized appreciation (depreciation)
of investments	533	2,396	19	1,259
Net increase (decrease) in net assets resulting from
operations	991	3,674	69	1,506
Changes from principal transactions:
Total unit transactions	2,296	(7,217)	(46)	(1,752)
Increase (decrease) in net assets derived from
principal transactions	2,296	(7,217)	(46)	(1,752)
Total increase (decrease) in net assets	3,287	(3,543)	23	(246)
Net assets at December 31, 2017	7,946	34,886	529	11,013

Increase (decrease) in net assets
Operations:
Net investment income (loss)	154	(179)	—	(19)
Total realized gain (loss) on investments
and capital gains distributions	477	679	14	582
Net unrealized appreciation (depreciation)
of investments	(868)	(6,248)	(87)	(2,210)
Net increase (decrease) in net assets resulting from
operations	(237)	(5,748)	(73)	(1,647)
Changes from principal transactions:
Total unit transactions	1,464	(6,231)	(44)	(315)
Increase (decrease) in net assets derived from
principal transactions	1,464	(6,231)	(44)	(315)
Total increase (decrease) in net assets	1,227	(11,979)	(117)	(1,962)
Net assets at December 31, 2018	$9,173	$22,907	$412	$9,051

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
Net assets at January 1, 2017	$11,019	$1,363	$1,228	$12,358

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	8	(23)	(174)
Total realized gain (loss) on investments
and capital gains distributions	178	85	153	343
Net unrealized appreciation (depreciation)
of investments	2,986	57	281	3,050
Net increase (decrease) in net assets resulting from
operations	3,131	150	411	3,219
Changes from principal transactions:
Total unit transactions	(1,149)	(593)	2,038	4,987
Increase (decrease) in net assets derived from
principal transactions	(1,149)	(593)	2,038	4,987
Total increase (decrease) in net assets	1,982	(443)	2,449	8,206
Net assets at December 31, 2017	13,001	920	3,677	20,564

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	8	(25)	(212)
Total realized gain (loss) on investments
and capital gains distributions	1,001	84	529	2,217
Net unrealized appreciation (depreciation)
of investments	(2,385)	(165)	(324)	(717)
Net increase (decrease) in net assets resulting from
operations	(1,374)	(73)	180	1,288
Changes from principal transactions:
Total unit transactions	(1,735)	(78)	2,678	3,087
Increase (decrease) in net assets derived from
principal transactions	(1,735)	(78)	2,678	3,087
Total increase (decrease) in net assets	(3,109)	(151)	2,858	4,375
Net assets at December 31, 2018	$9,892	$769	$6,535	$24,939

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Net assets at January 1, 2017	$136	$15,474	$10,133	$49,756

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	4	92	458
Total realized gain (loss) on investments
and capital gains distributions	26	1,668	(5)	1,059
Net unrealized appreciation (depreciation)
of investments	(12)	(651)	134	3,606
Net increase (decrease) in net assets resulting from
operations	15	1,021	221	5,123
Changes from principal transactions:
Total unit transactions	62	(1,955)	123	(5,169)
Increase (decrease) in net assets derived from
principal transactions	62	(1,955)	123	(5,169)
Total increase (decrease) in net assets	77	(934)	344	(46)
Net assets at December 31, 2017	213	14,540	10,477	49,710

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	67	144	343
Total realized gain (loss) on investments
and capital gains distributions	11	190	(14)	5,921
Net unrealized appreciation (depreciation)
of investments	(34)	(1,647)	(247)	(7,948)
Net increase (decrease) in net assets resulting from
operations	(21)	(1,390)	(117)	(1,684)
Changes from principal transactions:
Total unit transactions	(4)	(1,227)	276	(2,703)
Increase (decrease) in net assets derived from
principal transactions	(4)	(1,227)	276	(2,703)
Total increase (decrease) in net assets	(25)	(2,617)	159	(4,387)
Net assets at December 31, 2018	$188	$11,923	$10,636	$45,323

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.
Net assets at January 1, 2017	$2,866	$770	$—	$9,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	8	—	144
Total realized gain (loss) on investments
and capital gains distributions	116	124	—	22
Net unrealized appreciation (depreciation)
of investments	226	27	—	366
Net increase (decrease) in net assets resulting from
operations	434	159	—	532
Changes from principal transactions:
Total unit transactions	1,037	(259)	—	(548)
Increase (decrease) in net assets derived from
principal transactions	1,037	(259)	—	(548)
Total increase (decrease) in net assets	1,471	(100)	—	(16)
Net assets at December 31, 2017	4,337	670	—	9,057

Increase (decrease) in net assets
Operations:
Net investment income (loss)	110	8	1	218
Total realized gain (loss) on investments
and capital gains distributions	35	37	—	(81)
Net unrealized appreciation (depreciation)
of investments	(529)	(114)	(3)	(556)
Net increase (decrease) in net assets resulting from
operations	(384)	(69)	(2)	(419)
Changes from principal transactions:
Total unit transactions	622	(44)	55	(1,238)
Increase (decrease) in net assets derived from
principal transactions	622	(44)	55	(1,238)
Total increase (decrease) in net assets	238	(113)	53	(1,657)
Net assets at December 31, 2018	$4,575	$557	$53	$7,400

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class A	ColumbiaSM Acorn® Fund - Class Z	Columbia Select Mid Cap Value Fund - Class A	Columbia Select Mid Cap Value Fund - Institutional Class
Net assets at January 1, 2017	$43	$1	$8,702	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	18	—
Total realized gain (loss) on investments
and capital gains distributions	10	1	1,162	—
Net unrealized appreciation (depreciation)
of investments	1	—	(157)	—
Net increase (decrease) in net assets resulting from
operations	11	1	1,023	—
Changes from principal transactions:
Total unit transactions	9	1	(674)	—
Increase (decrease) in net assets derived from
principal transactions	9	1	(674)	—
Total increase (decrease) in net assets	20	2	349	—
Net assets at December 31, 2017	63	3	9,051	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(20)	—
Total realized gain (loss) on investments
and capital gains distributions	3	1	1,636	1
Net unrealized appreciation (depreciation)
of investments	(6)	(1)	(2,836)	(1)
Net increase (decrease) in net assets resulting from
operations	(4)	—	(1,220)	—
Changes from principal transactions:
Total unit transactions	(1)	2	(420)	—
Increase (decrease) in net assets derived from
principal transactions	(1)	2	(420)	—
Total increase (decrease) in net assets	(5)	2	(1,640)	—
Net assets at December 31, 2018	$58	$5	$7,411	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A
Net assets at January 1, 2017	$298	$50	$4,601	$2,668

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	—	(16)
Total realized gain (loss) on investments
and capital gains distributions	42	4	(16)	372
Net unrealized appreciation (depreciation)
of investments	9	5	2,193	(20)
Net increase (decrease) in net assets resulting from
operations	53	9	2,177	336
Changes from principal transactions:
Total unit transactions	—	(9)	2,586	1,016
Increase (decrease) in net assets derived from
principal transactions	—	(9)	2,586	1,016
Total increase (decrease) in net assets	53	—	4,763	1,352
Net assets at December 31, 2017	351	50	9,364	4,020

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	1	—	(7)
Total realized gain (loss) on investments
and capital gains distributions	6	12	1,187	308
Net unrealized appreciation (depreciation)
of investments	(27)	(17)	(1,453)	(902)
Net increase (decrease) in net assets resulting from
operations	(23)	(4)	(266)	(601)
Changes from principal transactions:
Total unit transactions	(32)	5	2,374	(763)
Increase (decrease) in net assets derived from
principal transactions	(32)	5	2,374	(763)
Total increase (decrease) in net assets	(55)	1	2,108	(1,364)
Net assets at December 31, 2018	$296	$51	$11,472	$2,656
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	DWS Small Cap Growth Fund - Class S	Deutsche Equity 500 Index Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class	Emerging Markets Core Equity Portfolio - Institutional Class
Net assets at January 1, 2017	$15	$760	$525	$723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	6	15	30
Total realized gain (loss) on investments
and capital gains distributions	3	189	(4)	16
Net unrealized appreciation (depreciation)
of investments	2	(44)	6	310
Net increase (decrease) in net assets resulting from
operations	5	151	17	356
Changes from principal transactions:
Total unit transactions	11	(174)	128	673
Increase (decrease) in net assets derived from
principal transactions	11	(174)	128	673
Total increase (decrease) in net assets	16	(23)	145	1,029
Net assets at December 31, 2017	31	737	670	1,752

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4	20	44
Total realized gain (loss) on investments
and capital gains distributions	5	119	(4)	77
Net unrealized appreciation (depreciation)
of investments	(8)	(154)	(24)	(458)
Net increase (decrease) in net assets resulting from
operations	(3)	(31)	(8)	(337)
Changes from principal transactions:
Total unit transactions	(12)	(60)	388	601
Increase (decrease) in net assets derived from
principal transactions	(12)	(60)	388	601
Total increase (decrease) in net assets	(15)	(91)	380	264
Net assets at December 31, 2018	$16	$646	$1,050	$2,016

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R
Net assets at January 1, 2017	$8,970	$191	$300	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	141	1	1	—
Total realized gain (loss) on investments
and capital gains distributions	662	9	36	—
Net unrealized appreciation (depreciation)
of investments	344	34	5	—
Net increase (decrease) in net assets resulting from
operations	1,147	44	42	—
Changes from principal transactions:
Total unit transactions	3,375	(81)	(183)	—
Increase (decrease) in net assets derived from
principal transactions	3,375	(81)	(183)	—
Total increase (decrease) in net assets	4,522	(37)	(141)	—
Net assets at December 31, 2017	13,492	154	159	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	148	2	—	—
Total realized gain (loss) on investments
and capital gains distributions	791	7	15	—
Net unrealized appreciation (depreciation)
of investments	(3,425)	(37)	(30)	—
Net increase (decrease) in net assets resulting from
operations	(2,486)	(28)	(15)	—
Changes from principal transactions:
Total unit transactions	2,067	—	12	—
Increase (decrease) in net assets derived from
principal transactions	2,067	—	12	—
Total increase (decrease) in net assets	(419)	(28)	(3)	—
Net assets at December 31, 2018	$13,073	$126	$156	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Federated International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I
Net assets at January 1, 2017	$5,138	$268,183	$—	$1,447

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	301	—	(16)
Total realized gain (loss) on investments
and capital gains distributions	821	13,179	—	181
Net unrealized appreciation (depreciation)
of investments	526	65,278	—	280
Net increase (decrease) in net assets resulting from
operations	1,345	78,758	—	445
Changes from principal transactions:
Total unit transactions	(1,943)	1,972	—	430
Increase (decrease) in net assets derived from
principal transactions	(1,943)	1,972	—	430
Total increase (decrease) in net assets	(598)	80,730	—	875
Net assets at December 31, 2017	4,540	348,913	—	2,322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	867	—	(25)
Total realized gain (loss) on investments
and capital gains distributions	376	17,216	—	361
Net unrealized appreciation (depreciation)
of investments	(1,038)	(71,186)	—	(476)
Net increase (decrease) in net assets resulting from
operations	(652)	(53,103)	—	(140)
Changes from principal transactions:
Total unit transactions	(668)	(19,949)	2	293
Increase (decrease) in net assets derived from
principal transactions	(668)	(19,949)	2	293
Total increase (decrease) in net assets	(1,320)	(73,052)	2	153
Net assets at December 31, 2018	$3,220	$275,861	$2	$2,475

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class
Net assets at January 1, 2017	$269,002	$262,156	$11,293	$25,749

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,871	(2,304)	365	160
Total realized gain (loss) on investments
and capital gains distributions	3,738	35,741	(308)	1,181
Net unrealized appreciation (depreciation)
of investments	24,586	54,396	512	6,053
Net increase (decrease) in net assets resulting from
operations	30,195	87,833	569	7,394
Changes from principal transactions:
Total unit transactions	(22,962)	(4,213)	(3,138)	23
Increase (decrease) in net assets derived from
principal transactions	(22,962)	(4,213)	(3,138)	23
Total increase (decrease) in net assets	7,233	83,620	(2,569)	7,417
Net assets at December 31, 2017	276,235	345,776	8,724	33,166

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,059	(2,630)	364	160
Total realized gain (loss) on investments
and capital gains distributions	21,327	70,788	(120)	1,807
Net unrealized appreciation (depreciation)
of investments	(47,035)	(69,895)	(605)	(6,786)
Net increase (decrease) in net assets resulting from
operations	(22,649)	(1,737)	(361)	(4,819)
Changes from principal transactions:
Total unit transactions	(32,983)	(24,350)	(625)	(3,216)
Increase (decrease) in net assets derived from
principal transactions	(32,983)	(24,350)	(625)	(3,216)
Total increase (decrease) in net assets	(55,632)	(26,087)	(986)	(8,035)
Net assets at December 31, 2018	$220,603	$319,689	$7,738	$25,131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class
Net assets at January 1, 2017	$1,197,401	$199,247	$8	$19,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	795	1,578	—	110
Total realized gain (loss) on investments
and capital gains distributions	79,292	5,478	—	3,072
Net unrealized appreciation (depreciation)
of investments	159,952	34,911	—	(1,051)
Net increase (decrease) in net assets resulting from
operations	240,039	41,967	—	2,131
Changes from principal transactions:
Total unit transactions	(99,456)	12,766	(4)	(5,420)
Increase (decrease) in net assets derived from
principal transactions	(99,456)	12,766	(4)	(5,420)
Total increase (decrease) in net assets	140,583	54,733	(4)	(3,289)
Net assets at December 31, 2017	1,337,984	253,980	4	16,375

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,216)	2,002	—	76
Total realized gain (loss) on investments
and capital gains distributions	154,390	7,628	1	544
Net unrealized appreciation (depreciation)
of investments	(230,972)	(24,108)	(1)	(1,623)
Net increase (decrease) in net assets resulting from
operations	(79,798)	(14,478)	—	(1,003)
Changes from principal transactions:
Total unit transactions	(159,052)	3,582	(4)	(902)
Increase (decrease) in net assets derived from
principal transactions	(159,052)	3,582	(4)	(902)
Total increase (decrease) in net assets	(238,850)	(10,896)	(4)	(1,905)
Net assets at December 31, 2018	$1,099,134	$243,084	$—	$14,470

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Net assets at January 1, 2017	$1,664	$232	$35	$260

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(3)	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	61	(9)	—	26
Net unrealized appreciation (depreciation)
of investments	63	54	(1)	32
Net increase (decrease) in net assets resulting from
operations	148	42	(1)	56
Changes from principal transactions:
Total unit transactions	(13)	46	(4)	19
Increase (decrease) in net assets derived from
principal transactions	(13)	46	(4)	19
Total increase (decrease) in net assets	135	88	(5)	75
Net assets at December 31, 2017	1,799	320	30	335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	(4)	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	29	2	—	22
Net unrealized appreciation (depreciation)
of investments	(221)	(47)	(5)	(40)
Net increase (decrease) in net assets resulting from
operations	(180)	(49)	(5)	(21)
Changes from principal transactions:
Total unit transactions	(294)	3	(13)	(36)
Increase (decrease) in net assets derived from
principal transactions	(294)	3	(13)	(36)
Total increase (decrease) in net assets	(474)	(46)	(18)	(57)
Net assets at December 31, 2018	$1,325	$274	$12	$278

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4
Net assets at January 1, 2017	$128,525	$14	$12,049	$368,594

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(510)	—	(58)	(1,995)
Total realized gain (loss) on investments
and capital gains distributions	13,321	10	1,866	36,137
Net unrealized appreciation (depreciation)
of investments	(1,516)	(2)	883	56,466
Net increase (decrease) in net assets resulting from
operations	11,295	8	2,691	90,608
Changes from principal transactions:
Total unit transactions	(13,231)	32	(2,825)	(13,836)
Increase (decrease) in net assets derived from
principal transactions	(13,231)	32	(2,825)	(13,836)
Total increase (decrease) in net assets	(1,936)	40	(134)	76,772
Net assets at December 31, 2017	126,589	54	11,915	445,366

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(68)	—	(57)	(2,207)
Total realized gain (loss) on investments
and capital gains distributions	21,066	3	1,534	56,333
Net unrealized appreciation (depreciation)
of investments	(36,039)	(2)	(1,765)	(68,831)
Net increase (decrease) in net assets resulting from
operations	(15,041)	1	(288)	(14,705)
Changes from principal transactions:
Total unit transactions	(15,822)	(39)	(1,685)	(28,394)
Increase (decrease) in net assets derived from
principal transactions	(15,822)	(39)	(1,685)	(28,394)
Total increase (decrease) in net assets	(30,863)	(38)	(1,973)	(43,099)
Net assets at December 31, 2018	$95,726	$16	$9,942	$402,267

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3
Net assets at January 1, 2017	$—	$6	$157	$1,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	9	25
Total realized gain (loss) on investments
and capital gains distributions	—	1	72	48
Net unrealized appreciation (depreciation)
of investments	—	—	43	79
Net increase (decrease) in net assets resulting from
operations	—	1	124	152
Changes from principal transactions:
Total unit transactions	—	—	1,069	(120)
Increase (decrease) in net assets derived from
principal transactions	—	—	1,069	(120)
Total increase (decrease) in net assets	—	1	1,193	32
Net assets at December 31, 2017	—	7	1,350	1,305

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	2	24
Total realized gain (loss) on investments
and capital gains distributions	—	1	59	64
Net unrealized appreciation (depreciation)
of investments	—	(1)	(431)	(154)
Net increase (decrease) in net assets resulting from
operations	—	—	(370)	(66)
Changes from principal transactions:
Total unit transactions	—	—	499	(332)
Increase (decrease) in net assets derived from
principal transactions	—	—	499	(332)
Total increase (decrease) in net assets	—	—	129	(398)
Net assets at December 31, 2018	$—	$7	$1,479	$907

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares
Net assets at January 1, 2017	$3,046	$127	$238	$14

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(59)	—	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	884	1	25	—
Net unrealized appreciation (depreciation)
of investments	502	20	38	—
Net increase (decrease) in net assets resulting from
operations	1,327	21	62	—
Changes from principal transactions:
Total unit transactions	5,529	3	1	2
Increase (decrease) in net assets derived from
principal transactions	5,529	3	1	2
Total increase (decrease) in net assets	6,856	24	63	2
Net assets at December 31, 2017	9,902	151	301	16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(130)	1	(3)	—
Total realized gain (loss) on investments
and capital gains distributions	2,221	5	38	—
Net unrealized appreciation (depreciation)
of investments	(3,185)	(8)	(39)	—
Net increase (decrease) in net assets resulting from
operations	(1,094)	(2)	(4)	—
Changes from principal transactions:
Total unit transactions	3,383	(2)	(34)	(3)
Increase (decrease) in net assets derived from
principal transactions	3,383	(2)	(34)	(3)
Total increase (decrease) in net assets	2,289	(4)	(38)	(3)
Net assets at December 31, 2018	$12,191	$147	$263	$13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Select Class	JPMorgan Government Bond Fund - Select Class
Net assets at January 1, 2017	$58	$52	$724	$942

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	6	15
Total realized gain (loss) on investments
and capital gains distributions	1	2	36	(23)
Net unrealized appreciation (depreciation)
of investments	14	13	107	22
Net increase (decrease) in net assets resulting from
operations	15	14	149	14
Changes from principal transactions:
Total unit transactions	—	2	386	(303)
Increase (decrease) in net assets derived from
principal transactions	—	2	386	(303)
Total increase (decrease) in net assets	15	16	535	(289)
Net assets at December 31, 2017	73	68	1,259	653

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	15	12
Total realized gain (loss) on investments
and capital gains distributions	1	4	117	(19)
Net unrealized appreciation (depreciation)
of investments	(7)	(7)	(220)	13
Net increase (decrease) in net assets resulting from
operations	(6)	(4)	(88)	6
Changes from principal transactions:
Total unit transactions	(1)	2	319	646
Increase (decrease) in net assets derived from
principal transactions	(1)	2	319	646
Total increase (decrease) in net assets	(7)	(2)	231	652
Net assets at December 31, 2018	$66	$66	$1,490	$1,305

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Net assets at January 1, 2017	$278	$440	$433	$15,278

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(2)	(4)	(143)
Total realized gain (loss) on investments
and capital gains distributions	4	33	43	2,378
Net unrealized appreciation (depreciation)
of investments	88	33	51	(1,020)
Net increase (decrease) in net assets resulting from
operations	96	64	90	1,215
Changes from principal transactions:
Total unit transactions	528	97	46	(1,689)
Increase (decrease) in net assets derived from
principal transactions	528	97	46	(1,689)
Total increase (decrease) in net assets	624	161	136	(474)
Net assets at December 31, 2017	902	601	569	14,804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(3)	(5)	(127)
Total realized gain (loss) on investments
and capital gains distributions	85	90	22	1,515
Net unrealized appreciation (depreciation)
of investments	(226)	(113)	(43)	(3,575)
Net increase (decrease) in net assets resulting from
operations	(133)	(26)	(26)	(2,187)
Changes from principal transactions:
Total unit transactions	(33)	(146)	(517)	(2,542)
Increase (decrease) in net assets derived from
principal transactions	(33)	(146)	(517)	(2,542)
Total increase (decrease) in net assets	(166)	(172)	(543)	(4,729)
Net assets at December 31, 2018	$736	$429	$26	$10,075

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A
Net assets at January 1, 2017	$1,170	$25	$195	$24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	1	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	(12)	3	(29)	—
Net unrealized appreciation (depreciation)
of investments	9	—	64	—
Net increase (decrease) in net assets resulting from
operations	3	4	34	1
Changes from principal transactions:
Total unit transactions	(744)	1	(114)	(1)
Increase (decrease) in net assets derived from
principal transactions	(744)	1	(114)	(1)
Total increase (decrease) in net assets	(741)	5	(80)	—
Net assets at December 31, 2017	429	30	115	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	—	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	(4)	—	31	—
Net unrealized appreciation (depreciation)
of investments	—	—	(24)	—
Net increase (decrease) in net assets resulting from
operations	1	—	6	1
Changes from principal transactions:
Total unit transactions	(15)	(30)	(13)	(7)
Increase (decrease) in net assets derived from
principal transactions	(15)	(30)	(13)	(7)
Total increase (decrease) in net assets	(14)	(30)	(7)	(6)
Net assets at December 31, 2018	$415	$—	$108	$18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A
Net assets at January 1, 2017	$2,586	$898	$1,242	$213

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90	1	(8)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(26)	51	(70)	19
Net unrealized appreciation (depreciation)
of investments	(18)	1	131	3
Net increase (decrease) in net assets resulting from
operations	46	53	53	21
Changes from principal transactions:
Total unit transactions	1,335	(15)	(314)	(34)
Increase (decrease) in net assets derived from
principal transactions	1,335	(15)	(314)	(34)
Total increase (decrease) in net assets	1,381	38	(261)	(13)
Net assets at December 31, 2017	3,967	936	981	200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	144	1	(8)	1
Total realized gain (loss) on investments
and capital gains distributions	(65)	74	98	16
Net unrealized appreciation (depreciation)
of investments	(61)	(215)	(208)	(37)
Net increase (decrease) in net assets resulting from
operations	18	(140)	(118)	(20)
Changes from principal transactions:
Total unit transactions	1,959	(6)	(43)	24
Increase (decrease) in net assets derived from
principal transactions	1,959	(6)	(43)	24
Total increase (decrease) in net assets	1,977	(146)	(161)	4
Net assets at December 31, 2018	$5,944	$790	$820	$204

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I
Net assets at January 1, 2017	$96,369	$2	$97	$10,546

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(342)	—	—	292
Total realized gain (loss) on investments
and capital gains distributions	13,613	—	7	(15)
Net unrealized appreciation (depreciation)
of investments	(8,151)	—	14	157
Net increase (decrease) in net assets resulting from
operations	5,120	—	21	434
Changes from principal transactions:
Total unit transactions	(17,789)	—	(45)	5,570
Increase (decrease) in net assets derived from
principal transactions	(17,789)	—	(45)	5,570
Total increase (decrease) in net assets	(12,669)	—	(24)	6,004
Net assets at December 31, 2017	83,700	2	73	16,550

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(257)	—	—	501
Total realized gain (loss) on investments
and capital gains distributions	8,420	—	7	(78)
Net unrealized appreciation (depreciation)
of investments	(19,895)	—	(7)	(335)
Net increase (decrease) in net assets resulting from
operations	(11,732)	—	—	88
Changes from principal transactions:
Total unit transactions	(10,271)	—	4	3,660
Increase (decrease) in net assets derived from
principal transactions	(10,271)	—	4	3,660
Total increase (decrease) in net assets	(22,003)	—	4	3,748
Net assets at December 31, 2018	$61,697	$2	$77	$20,298
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class
Net assets at January 1, 2017	$17,807	$50	$294	$640

Increase (decrease) in net assets
Operations:
Net investment income (loss)	193	(1)	4	(6)
Total realized gain (loss) on investments
and capital gains distributions	(49)	10	16	90
Net unrealized appreciation (depreciation)
of investments	253	8	81	6
Net increase (decrease) in net assets resulting from
operations	397	17	101	90
Changes from principal transactions:
Total unit transactions	2,938	40	226	(415)
Increase (decrease) in net assets derived from
principal transactions	2,938	40	226	(415)
Total increase (decrease) in net assets	3,335	57	327	(325)
Net assets at December 31, 2017	21,142	107	621	315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	347	(1)	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	(180)	28	54	44
Net unrealized appreciation (depreciation)
of investments	(360)	(42)	(125)	(77)
Net increase (decrease) in net assets resulting from
operations	(193)	(15)	(71)	(36)
Changes from principal transactions:
Total unit transactions	109	24	97	94
Increase (decrease) in net assets derived from
principal transactions	109	24	97	94
Total increase (decrease) in net assets	(84)	9	26	58
Net assets at December 31, 2018	$21,058	$116	$647	$373

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Neuberger Berman Sustainable Equity Fund - Institutional Class	Neuberger Berman Sustainable Equity Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4
Net assets at January 1, 2017	$1,355	$12,306	$1,718	$135,484

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	(71)	(7)	(623)
Total realized gain (loss) on investments
and capital gains distributions	143	929	139	14,738
Net unrealized appreciation (depreciation)
of investments	158	1,266	314	25,225
Net increase (decrease) in net assets resulting from
operations	320	2,124	446	39,340
Changes from principal transactions:
Total unit transactions	774	(509)	(154)	14,369
Increase (decrease) in net assets derived from
principal transactions	774	(509)	(154)	14,369
Total increase (decrease) in net assets	1,094	1,615	292	53,709
Net assets at December 31, 2017	2,449	13,921	2,010	189,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	(99)	1	242
Total realized gain (loss) on investments
and capital gains distributions	264	1,146	185	20,344
Net unrealized appreciation (depreciation)
of investments	(469)	(1,948)	(309)	(33,459)
Net increase (decrease) in net assets resulting from
operations	(185)	(901)	(123)	(12,873)
Changes from principal transactions:
Total unit transactions	398	(789)	(175)	1,228
Increase (decrease) in net assets derived from
principal transactions	398	(789)	(175)	1,228
Total increase (decrease) in net assets	213	(1,690)	(298)	(11,645)
Net assets at December 31, 2018	$2,662	$12,231	$1,712	$177,548

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A
Net assets at January 1, 2017	$324	$1,841	$64	$197,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	29	(1)	(1,647)
Total realized gain (loss) on investments
and capital gains distributions	13	87	7	10,940
Net unrealized appreciation (depreciation)
of investments	145	224	9	57,411
Net increase (decrease) in net assets resulting from
operations	164	340	15	66,704
Changes from principal transactions:
Total unit transactions	550	(56)	(5)	4,801
Increase (decrease) in net assets derived from
principal transactions	550	(56)	(5)	4,801
Total increase (decrease) in net assets	714	284	10	71,505
Net assets at December 31, 2017	1,038	2,125	74	268,701

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	25	(1)	(2,000)
Total realized gain (loss) on investments
and capital gains distributions	56	65	7	15,699
Net unrealized appreciation (depreciation)
of investments	(216)	(266)	(11)	(47,021)
Net increase (decrease) in net assets resulting from
operations	(153)	(176)	(5)	(33,322)
Changes from principal transactions:
Total unit transactions	210	(183)	(3)	(18,413)
Increase (decrease) in net assets derived from
principal transactions	210	(183)	(3)	(18,413)
Total increase (decrease) in net assets	57	(359)	(8)	(51,735)
Net assets at December 31, 2018	$1,095	$1,766	$66	$216,966

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y
Net assets at January 1, 2017	$35,494	$38	$163	$255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	93	1	5	—
Total realized gain (loss) on investments
and capital gains distributions	450	(1)	(2)	2
Net unrealized appreciation (depreciation)
of investments	12,147	6	11	76
Net increase (decrease) in net assets resulting from
operations	12,690	6	14	78
Changes from principal transactions:
Total unit transactions	3,156	8	(17)	141
Increase (decrease) in net assets derived from
principal transactions	3,156	8	(17)	141
Total increase (decrease) in net assets	15,846	14	(3)	219
Net assets at December 31, 2017	51,340	52	160	474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	43	—	6	1
Total realized gain (loss) on investments
and capital gains distributions	1,526	—	(4)	8
Net unrealized appreciation (depreciation)
of investments	(7,933)	(6)	(13)	(125)
Net increase (decrease) in net assets resulting from
operations	(6,364)	(6)	(11)	(116)
Changes from principal transactions:
Total unit transactions	(2,412)	(1)	(14)	134
Increase (decrease) in net assets derived from
principal transactions	(2,412)	(1)	(14)	134
Total increase (decrease) in net assets	(8,776)	(7)	(25)	18
Net assets at December 31, 2018	$42,564	$45	$135	$492

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Oppenheimer International Small-Mid Company Fund - Class Y	Oppenheimer Main Street Fund® - Class A	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA
Net assets at January 1, 2017	$365	$182	$64	$27,621

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	38	47	3	1,702
Net unrealized appreciation (depreciation)
of investments	111	(1)	6	1,862
Net increase (decrease) in net assets resulting from
operations	150	49	9	3,563
Changes from principal transactions:
Total unit transactions	101	565	(7)	(1,672)
Increase (decrease) in net assets derived from
principal transactions	101	565	(7)	(1,672)
Total increase (decrease) in net assets	251	614	2	1,891
Net assets at December 31, 2017	616	796	66	29,512

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	—	(171)
Total realized gain (loss) on investments
and capital gains distributions	119	154	7	3,465
Net unrealized appreciation (depreciation)
of investments	(187)	(241)	(13)	(6,431)
Net increase (decrease) in net assets resulting from
operations	(70)	(87)	(6)	(3,137)
Changes from principal transactions:
Total unit transactions	(3)	201	(7)	(1,597)
Increase (decrease) in net assets derived from
principal transactions	(3)	201	(7)	(1,597)
Total increase (decrease) in net assets	(73)	114	(13)	(4,734)
Net assets at December 31, 2018	$543	$910	$53	$24,778

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Parnassus Core Equity FundSM - Investor Shares
Net assets at January 1, 2017	$14	$211	$90	$25,372

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	159
Total realized gain (loss) on investments
and capital gains distributions	2	1	—	2,048
Net unrealized appreciation (depreciation)
of investments	2	73	4	1,891
Net increase (decrease) in net assets resulting from
operations	4	74	5	4,098
Changes from principal transactions:
Total unit transactions	(2)	(2)	—	1,661
Increase (decrease) in net assets derived from
principal transactions	(2)	(2)	—	1,661
Total increase (decrease) in net assets	2	72	5	5,759
Net assets at December 31, 2017	16	283	95	31,131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	4	101
Total realized gain (loss) on investments
and capital gains distributions	2	25	—	2,885
Net unrealized appreciation (depreciation)
of investments	(3)	(63)	(9)	(3,335)
Net increase (decrease) in net assets resulting from
operations	(1)	(38)	(5)	(349)
Changes from principal transactions:
Total unit transactions	(1)	(14)	—	1,239
Increase (decrease) in net assets derived from
principal transactions	(1)	(14)	—	1,239
Total increase (decrease) in net assets	(2)	(52)	(5)	890
Net assets at December 31, 2018	$14	$231	$90	$32,021

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Pax Balanced Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y
Net assets at January 1, 2017	$38,128	$1,570	$98,105	$14,268

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(176)	96	1,378	125
Total realized gain (loss) on investments
and capital gains distributions	4,673	(19)	(3,526)	685
Net unrealized appreciation (depreciation)
of investments	(77)	(62)	4,661	1,156
Net increase (decrease) in net assets resulting from
operations	4,420	15	2,513	1,966
Changes from principal transactions:
Total unit transactions	(2,328)	(179)	(18,928)	(1,046)
Increase (decrease) in net assets derived from
principal transactions	(2,328)	(179)	(18,928)	(1,046)
Total increase (decrease) in net assets	2,092	(164)	(16,415)	920
Net assets at December 31, 2017	40,220	1,406	81,690	15,188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	383	62	1,255	234
Total realized gain (loss) on investments
and capital gains distributions	702	(30)	(2,706)	608
Net unrealized appreciation (depreciation)
of investments	(2,983)	(281)	(880)	(2,044)
Net increase (decrease) in net assets resulting from
operations	(1,898)	(249)	(2,331)	(1,202)
Changes from principal transactions:
Total unit transactions	(2,411)	205	(9,279)	(2,090)
Increase (decrease) in net assets derived from
principal transactions	(2,411)	205	(9,279)	(2,090)
Total increase (decrease) in net assets	(4,309)	(44)	(11,610)	(3,292)
Net assets at December 31, 2018	$35,911	$1,362	$70,080	$11,896

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
Net assets at January 1, 2017	$1,175	$992	$—	$19,606

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46	17	—	722
Total realized gain (loss) on investments
and capital gains distributions	(35)	(10)	—	(405)
Net unrealized appreciation (depreciation)
of investments	66	25	—	886
Net increase (decrease) in net assets resulting from
operations	77	32	—	1,203
Changes from principal transactions:
Total unit transactions	(453)	(541)	—	(620)
Increase (decrease) in net assets derived from
principal transactions	(453)	(541)	—	(620)
Total increase (decrease) in net assets	(376)	(509)	—	583
Net assets at December 31, 2017	799	483	—	20,189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	34	13	—	654
Total realized gain (loss) on investments
and capital gains distributions	(2)	(1)	—	(669)
Net unrealized appreciation (depreciation)
of investments	(61)	(26)	—	(672)
Net increase (decrease) in net assets resulting from
operations	(29)	(14)	—	(687)
Changes from principal transactions:
Total unit transactions	(48)	93	—	(4,675)
Increase (decrease) in net assets derived from
principal transactions	(48)	93	—	(4,675)
Total increase (decrease) in net assets	(77)	79	—	(5,362)
Net assets at December 31, 2018	$722	$562	$—	$14,827

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class	Columbia Large Cap Value Fund - Class K	Royce Total Return Fund - K Class
Net assets at January 1, 2017	$79	$112	$10,001	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	37	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	23	1,058	—
Net unrealized appreciation (depreciation)
of investments	9	(10)	533	—
Net increase (decrease) in net assets resulting from
operations	9	14	1,628	—
Changes from principal transactions:
Total unit transactions	17	(121)	328	1
Increase (decrease) in net assets derived from
principal transactions	17	(121)	328	1
Total increase (decrease) in net assets	26	(107)	1,956	1
Net assets at December 31, 2017	105	5	11,957	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	85	(19)	—
Total realized gain (loss) on investments
and capital gains distributions	7	661	1,315	—
Net unrealized appreciation (depreciation)
of investments	(8)	(2,057)	(1,179)	(1)
Net increase (decrease) in net assets resulting from
operations	1	(1,311)	117	(1)
Changes from principal transactions:
Total unit transactions	22	9,637	(12,074)	1
Increase (decrease) in net assets derived from
principal transactions	22	9,637	(12,074)	1
Total increase (decrease) in net assets	23	8,326	(11,957)	—
Net assets at December 31, 2018	$128	$8,331	$—	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class
Net assets at January 1, 2017	$4,066	$15,154	$12,935	$1,228

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(194)	56	—
Total realized gain (loss) on investments
and capital gains distributions	359	1,406	2,166	139
Net unrealized appreciation (depreciation)
of investments	287	3,104	3,551	(21)
Net increase (decrease) in net assets resulting from
operations	651	4,316	5,773	118
Changes from principal transactions:
Total unit transactions	(40)	3,651	6,375	(233)
Increase (decrease) in net assets derived from
principal transactions	(40)	3,651	6,375	(233)
Total increase (decrease) in net assets	611	7,967	12,148	(115)
Net assets at December 31, 2017	4,677	23,121	25,083	1,113

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	(229)	79	(1)
Total realized gain (loss) on investments
and capital gains distributions	544	1,885	2,841	110
Net unrealized appreciation (depreciation)
of investments	(896)	(4,049)	(2,137)	(205)
Net increase (decrease) in net assets resulting from
operations	(337)	(2,393)	783	(96)
Changes from principal transactions:
Total unit transactions	554	(346)	4,309	(229)
Increase (decrease) in net assets derived from
principal transactions	554	(346)	4,309	(229)
Total increase (decrease) in net assets	217	(2,739)	5,092	(325)
Net assets at December 31, 2018	$4,894	$20,382	$30,175	$788

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class
Net assets at January 1, 2017	$301	$5,929	$510	$27,244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	94	3	860
Total realized gain (loss) on investments
and capital gains distributions	25	(41)	(7)	(247)
Net unrealized appreciation (depreciation)
of investments	29	61	83	(29)
Net increase (decrease) in net assets resulting from
operations	55	114	79	584
Changes from principal transactions:
Total unit transactions	62	(37)	(94)	24
Increase (decrease) in net assets derived from
principal transactions	62	(37)	(94)	24
Total increase (decrease) in net assets	117	77	(15)	608
Net assets at December 31, 2017	418	6,006	495	27,852

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	139	8	1,586
Total realized gain (loss) on investments
and capital gains distributions	37	(83)	3	(786)
Net unrealized appreciation (depreciation)
of investments	(84)	(87)	(89)	(546)
Net increase (decrease) in net assets resulting from
operations	(46)	(31)	(78)	254
Changes from principal transactions:
Total unit transactions	27	208	6	(3,605)
Increase (decrease) in net assets derived from
principal transactions	27	208	6	(3,605)
Total increase (decrease) in net assets	(19)	177	(72)	(3,351)
Net assets at December 31, 2018	$399	$6,183	$423	$24,501

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	Touchstone Value Fund - Institutional Class
Net assets at January 1, 2017	$129,353	$32	$3	$6,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,019	—	—	168
Total realized gain (loss) on investments
and capital gains distributions	(1,400)	7	—	738
Net unrealized appreciation (depreciation)
of investments	244	3	—	237
Net increase (decrease) in net assets resulting from
operations	1,863	10	—	1,143
Changes from principal transactions:
Total unit transactions	(4,190)	36	—	2,977
Increase (decrease) in net assets derived from
principal transactions	(4,190)	36	—	2,977
Total increase (decrease) in net assets	(2,327)	46	—	4,120
Net assets at December 31, 2017	127,026	78	3	10,377

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,487	—	—	232
Total realized gain (loss) on investments
and capital gains distributions	(2,529)	2	—	1,483
Net unrealized appreciation (depreciation)
of investments	(3,571)	(15)	(1)	(2,460)
Net increase (decrease) in net assets resulting from
operations	387	(13)	(1)	(745)
Changes from principal transactions:
Total unit transactions	(9,081)	(23)	—	2,390
Increase (decrease) in net assets derived from
principal transactions	(9,081)	(23)	—	2,390
Total increase (decrease) in net assets	(8,694)	(36)	(1)	1,645
Net assets at December 31, 2018	$118,332	$42	$2	$12,022

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	USAA Precious Metals and Minerals Fund - Adviser Shares	Vanguard® Total Bond Market Index Fund - Investor Shares	Vanguard® Total International Stock Index Fund - Investor Shares	Diversified Value Portfolio
Net assets at January 1, 2017	$14,039	$—	$—	$103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(146)	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	1,046	—	—	10
Net unrealized appreciation (depreciation)
of investments	160	—	—	1
Net increase (decrease) in net assets resulting from
operations	1,060	—	—	13
Changes from principal transactions:
Total unit transactions	(1,778)	—	—	4
Increase (decrease) in net assets derived from
principal transactions	(1,778)	—	—	4
Total increase (decrease) in net assets	(718)	—	—	17
Net assets at December 31, 2017	13,321	—	—	120

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(129)	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	(1,637)	—	—	6
Net unrealized appreciation (depreciation)
of investments	213	—	—	(20)
Net increase (decrease) in net assets resulting from
operations	(1,553)	—	—	(12)
Changes from principal transactions:
Total unit transactions	1,507	—	—	4
Increase (decrease) in net assets derived from
principal transactions	1,507	—	—	4
Total increase (decrease) in net assets	(46)	—	—	(8)
Net assets at December 31, 2018	$13,275	$—	$—	$112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A
Net assets at January 1, 2017	$199	$33	$115	$1,674

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	(2)	(13)
Total realized gain (loss) on investments
and capital gains distributions	16	2	27	97
Net unrealized appreciation (depreciation)
of investments	11	6	3	280
Net increase (decrease) in net assets resulting from
operations	30	8	28	364
Changes from principal transactions:
Total unit transactions	(41)	5	189	1,487
Increase (decrease) in net assets derived from
principal transactions	(41)	5	189	1,487
Total increase (decrease) in net assets	(11)	13	217	1,851
Net assets at December 31, 2017	188	46	332	3,525

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1)	(1)	(9)
Total realized gain (loss) on investments
and capital gains distributions	13	5	57	401
Net unrealized appreciation (depreciation)
of investments	(28)	(10)	(151)	(948)
Net increase (decrease) in net assets resulting from
operations	(13)	(6)	(95)	(556)
Changes from principal transactions:
Total unit transactions	(6)	7	198	1,330
Increase (decrease) in net assets derived from
principal transactions	(6)	7	198	1,330
Total increase (decrease) in net assets	(19)	1	103	774
Net assets at December 31, 2018	$169	$47	$435	$4,299
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large-Cap Growth Fund - Class A	Voya Large Cap Value Fund - Class A
Net assets at January 1, 2017	$38	$250,957	$158	$60

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,760	(2)	1
Total realized gain (loss) on investments
and capital gains distributions	3	4,327	14	12
Net unrealized appreciation (depreciation)
of investments	2	23,883	36	—
Net increase (decrease) in net assets resulting from
operations	5	31,970	48	13
Changes from principal transactions:
Total unit transactions	10	(30,163)	30	58
Increase (decrease) in net assets derived from
principal transactions	10	(30,163)	30	58
Total increase (decrease) in net assets	15	1,807	78	71
Net assets at December 31, 2017	53	252,764	236	131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,739	—	—
Total realized gain (loss) on investments
and capital gains distributions	8	23,352	44	9
Net unrealized appreciation (depreciation)
of investments	(9)	(44,041)	(40)	(16)
Net increase (decrease) in net assets resulting from
operations	(1)	(17,950)	4	(7)
Changes from principal transactions:
Total unit transactions	(44)	(26,130)	(240)	(64)
Increase (decrease) in net assets derived from
principal transactions	(44)	(26,130)	(240)	(64)
Total increase (decrease) in net assets	(45)	(44,080)	(236)	(71)
Net assets at December 31, 2018	$8	$208,684	$—	$60

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Real Estate Fund - Class A	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A
Net assets at January 1, 2017	$841	$149	$3,178	$743

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	11	48	18
Total realized gain (loss) on investments
and capital gains distributions	136	—	(56)	—
Net unrealized appreciation (depreciation)
of investments	(121)	(5)	31	12
Net increase (decrease) in net assets resulting from
operations	33	6	23	30
Changes from principal transactions:
Total unit transactions	(119)	620	(220)	42
Increase (decrease) in net assets derived from
principal transactions	(119)	620	(220)	42
Total increase (decrease) in net assets	(86)	626	(197)	72
Net assets at December 31, 2017	755	775	2,981	815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	52	41	20
Total realized gain (loss) on investments
and capital gains distributions	121	(5)	(58)	(3)
Net unrealized appreciation (depreciation)
of investments	(204)	(102)	11	(25)
Net increase (decrease) in net assets resulting from
operations	(67)	(55)	(6)	(8)
Changes from principal transactions:
Total unit transactions	(10)	1,598	(436)	29
Increase (decrease) in net assets derived from
principal transactions	(10)	1,598	(436)	29
Total increase (decrease) in net assets	(77)	1,543	(442)	21
Net assets at December 31, 2018	$678	$2,318	$2,539	$836

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Net assets at January 1, 2017	$463,454	$2,631	$5,274	$39

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,353	74	35	3
Total realized gain (loss) on investments
and capital gains distributions	5,011	(3)	274	—
Net unrealized appreciation (depreciation)
of investments	2,122	44	161	—
Net increase (decrease) in net assets resulting from
operations	18,486	115	470	3
Changes from principal transactions:
Total unit transactions	(25,955)	(119)	(3,356)	(3)
Increase (decrease) in net assets derived from
principal transactions	(25,955)	(119)	(3,356)	(3)
Total increase (decrease) in net assets	(7,469)	(4)	(2,886)	—
Net assets at December 31, 2017	455,985	2,627	2,388	39

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,843	73	43	2
Total realized gain (loss) on investments
and capital gains distributions	1,784	(25)	72	(1)
Net unrealized appreciation (depreciation)
of investments	(20,378)	(82)	(303)	(3)
Net increase (decrease) in net assets resulting from
operations	(6,751)	(34)	(188)	(2)
Changes from principal transactions:
Total unit transactions	(44,780)	(490)	(256)	4
Increase (decrease) in net assets derived from
principal transactions	(44,780)	(490)	(256)	4
Total increase (decrease) in net assets	(51,531)	(524)	(444)	2
Net assets at December 31, 2018	$404,454	$2,103	$1,944	$41

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2017	$31,164	$21,510	$121	$430,272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,315	1,276	—	(1,209)
Total realized gain (loss) on investments
and capital gains distributions	(318)	(274)	13	44,854
Net unrealized appreciation (depreciation)
of investments	4	110	20	76,907
Net increase (decrease) in net assets resulting from
operations	2,001	1,112	33	120,552
Changes from principal transactions:
Total unit transactions	6,242	(864)	(11)	(15,088)
Increase (decrease) in net assets derived from
principal transactions	6,242	(864)	(11)	(15,088)
Total increase (decrease) in net assets	8,243	248	22	105,464
Net assets at December 31, 2017	39,407	21,758	143	535,736

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,005	990	—	(1,336)
Total realized gain (loss) on investments
and capital gains distributions	(617)	(325)	20	89,433
Net unrealized appreciation (depreciation)
of investments	(2,709)	(1,539)	(18)	(97,421)
Net increase (decrease) in net assets resulting from
operations	(1,321)	(874)	2	(9,324)
Changes from principal transactions:
Total unit transactions	(2,768)	(1,003)	(67)	(42,826)
Increase (decrease) in net assets derived from
principal transactions	(2,768)	(1,003)	(67)	(42,826)
Total increase (decrease) in net assets	(4,089)	(1,877)	(65)	(52,150)
Net assets at December 31, 2018	$35,318	$19,881	$78	$483,586

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class
Net assets at January 1, 2017	$6,892	$21	$328,460	$1,668

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	4,912	27
Total realized gain (loss) on investments
and capital gains distributions	662	—	13,360	8
Net unrealized appreciation (depreciation)
of investments	1,601	2	20,678	162
Net increase (decrease) in net assets resulting from
operations	2,265	2	38,950	197
Changes from principal transactions:
Total unit transactions	2,645	(2)	(31,558)	(173)
Increase (decrease) in net assets derived from
principal transactions	2,645	(2)	(31,558)	(173)
Total increase (decrease) in net assets	4,910	—	7,392	24
Net assets at December 31, 2017	11,802	21	335,852	1,692

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	—	3,046	16
Total realized gain (loss) on investments
and capital gains distributions	1,948	3	49,749	163
Net unrealized appreciation (depreciation)
of investments	(2,247)	(4)	(78,500)	(299)
Net increase (decrease) in net assets resulting from
operations	(293)	(1)	(25,705)	(120)
Changes from principal transactions:
Total unit transactions	1,185	(5)	(42,287)	(331)
Increase (decrease) in net assets derived from
principal transactions	1,185	(5)	(42,287)	(331)
Total increase (decrease) in net assets	892	(6)	(67,992)	(451)
Net assets at December 31, 2018	$12,694	$15	$267,860	$1,241

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net assets at January 1, 2017	$10	$13,095	$387	$20,177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	16	(1)	345
Total realized gain (loss) on investments
and capital gains distributions	—	1,587	49	1,312
Net unrealized appreciation (depreciation)
of investments	—	847	28	3,094
Net increase (decrease) in net assets resulting from
operations	—	2,450	76	4,751
Changes from principal transactions:
Total unit transactions	1	(2,439)	(29)	4,501
Increase (decrease) in net assets derived from
principal transactions	1	(2,439)	(29)	4,501
Total increase (decrease) in net assets	1	11	47	9,252
Net assets at December 31, 2017	11	13,106	434	29,429

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	234	7	369
Total realized gain (loss) on investments
and capital gains distributions	—	1,961	87	2,006
Net unrealized appreciation (depreciation)
of investments	—	(1,518)	(72)	(3,913)
Net increase (decrease) in net assets resulting from
operations	—	677	22	(1,538)
Changes from principal transactions:
Total unit transactions	4	(13,783)	(456)	388
Increase (decrease) in net assets derived from
principal transactions	4	(13,783)	(456)	388
Total increase (decrease) in net assets	4	(13,106)	(434)	(1,150)
Net assets at December 31, 2018	$15	$—	$—	$28,279

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class
Net assets at January 1, 2017	$48	$38	$84,613	$90

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	2,406	2
Total realized gain (loss) on investments
and capital gains distributions	(2)	(1)	3,517	8
Net unrealized appreciation (depreciation)
of investments	3	3	1,779	(6)
Net increase (decrease) in net assets resulting from
operations	1	3	7,702	4
Changes from principal transactions:
Total unit transactions	(17)	(35)	(10,898)	(52)
Increase (decrease) in net assets derived from
principal transactions	(17)	(35)	(10,898)	(52)
Total increase (decrease) in net assets	(16)	(32)	(3,196)	(48)
Net assets at December 31, 2017	32	6	81,417	42

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	3,309	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	2,312	4
Net unrealized appreciation (depreciation)
of investments	(1)	—	(12,593)	(8)
Net increase (decrease) in net assets resulting from
operations	(1)	—	(6,972)	(3)
Changes from principal transactions:
Total unit transactions	(11)	(6)	(10,102)	(4)
Increase (decrease) in net assets derived from
principal transactions	(11)	(6)	(10,102)	(4)
Total increase (decrease) in net assets	(12)	(6)	(17,074)	(7)
Net assets at December 31, 2018	$20	$—	$64,343	$35

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2017	$2,120	$61,308	$26,466	$28,398

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	678	539	349
Total realized gain (loss) on investments
and capital gains distributions	177	5,102	1,303	2,370
Net unrealized appreciation (depreciation)
of investments	(119)	(3,432)	2,001	1,100
Net increase (decrease) in net assets resulting from
operations	85	2,348	3,843	3,819
Changes from principal transactions:
Total unit transactions	(385)	(10,464)	2,595	1,057
Increase (decrease) in net assets derived from
principal transactions	(385)	(10,464)	2,595	1,057
Total increase (decrease) in net assets	(300)	(8,116)	6,438	4,876
Net assets at December 31, 2017	1,820	53,192	32,904	33,274

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32	778	383	146
Total realized gain (loss) on investments
and capital gains distributions	250	8,168	2,695	3,731
Net unrealized appreciation (depreciation)
of investments	(422)	(12,959)	(7,467)	(8,262)
Net increase (decrease) in net assets resulting from
operations	(140)	(4,013)	(4,389)	(4,385)
Changes from principal transactions:
Total unit transactions	(261)	(11,436)	(1,187)	(2,816)
Increase (decrease) in net assets derived from
principal transactions	(261)	(11,436)	(1,187)	(2,816)
Total increase (decrease) in net assets	(401)	(15,449)	(5,576)	(7,201)
Net assets at December 31, 2018	$1,419	$37,743	$27,328	$26,073

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net assets at January 1, 2017	$266	$19,344	$17,732	$28

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(95)	(127)	—
Total realized gain (loss) on investments
and capital gains distributions	2	(1,871)	(345)	2
Net unrealized appreciation (depreciation)
of investments	92	7,958	8,181	3
Net increase (decrease) in net assets resulting from
operations	94	5,992	7,709	5
Changes from principal transactions:
Total unit transactions	(158)	(9,258)	3,115	13
Increase (decrease) in net assets derived from
principal transactions	(158)	(9,258)	3,115	13
Total increase (decrease) in net assets	(64)	(3,266)	10,824	18
Net assets at December 31, 2017	202	16,078	28,556	46

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(45)	(115)	—
Total realized gain (loss) on investments
and capital gains distributions	2	161	115	8
Net unrealized appreciation (depreciation)
of investments	(35)	(2,799)	(5,020)	(11)
Net increase (decrease) in net assets resulting from
operations	(33)	(2,683)	(5,020)	(3)
Changes from principal transactions:
Total unit transactions	(18)	(2,040)	(3,147)	(19)
Increase (decrease) in net assets derived from
principal transactions	(18)	(2,040)	(3,147)	(19)
Total increase (decrease) in net assets	(51)	(4,723)	(8,167)	(22)
Net assets at December 31, 2018	$151	$11,355	$20,389	$24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net assets at January 1, 2017	$38,416	$27,747	$52	$450

Increase (decrease) in net assets
Operations:
Net investment income (loss)	105	(152)	1	3
Total realized gain (loss) on investments
and capital gains distributions	2,945	2,166	5	23
Net unrealized appreciation (depreciation)
of investments	2,947	2,142	8	37
Net increase (decrease) in net assets resulting from
operations	5,997	4,156	14	63
Changes from principal transactions:
Total unit transactions	844	2,070	(27)	(34)
Increase (decrease) in net assets derived from
principal transactions	844	2,070	(27)	(34)
Total increase (decrease) in net assets	6,841	6,226	(13)	29
Net assets at December 31, 2017	45,257	33,973	39	479

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76	(228)	—	4
Total realized gain (loss) on investments
and capital gains distributions	6,129	4,803	3	28
Net unrealized appreciation (depreciation)
of investments	(11,443)	(8,700)	(2)	(27)
Net increase (decrease) in net assets resulting from
operations	(5,238)	(4,125)	1	5
Changes from principal transactions:
Total unit transactions	1,696	649	(40)	(186)
Increase (decrease) in net assets derived from
principal transactions	1,696	649	(40)	(186)
Total increase (decrease) in net assets	(3,542)	(3,476)	(39)	(181)
Net assets at December 31, 2018	$41,715	$30,497	$—	$298

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Net assets at January 1, 2017	$266,487	$710,826	$1,281	$101,935

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,152	2,390	16	1,323
Total realized gain (loss) on investments
and capital gains distributions	15,766	54,550	156	12,299
Net unrealized appreciation (depreciation)
of investments	21,542	43,710	11	1,204
Net increase (decrease) in net assets resulting from
operations	40,460	100,650	183	14,826
Changes from principal transactions:
Total unit transactions	9,445	16,157	(339)	(9,779)
Increase (decrease) in net assets derived from
principal transactions	9,445	16,157	(339)	(9,779)
Total increase (decrease) in net assets	49,905	116,807	(156)	5,047
Net assets at December 31, 2017	316,392	827,633	1,125	106,982

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,645	10,055	13	1,337
Total realized gain (loss) on investments
and capital gains distributions	25,957	77,286	136	17,667
Net unrealized appreciation (depreciation)
of investments	(32,110)	(90,426)	(237)	(29,042)
Net increase (decrease) in net assets resulting from
operations	492	(3,085)	(88)	(10,038)
Changes from principal transactions:
Total unit transactions	9,685	(18,329)	(234)	(6,775)
Increase (decrease) in net assets derived from
principal transactions	9,685	(18,329)	(234)	(6,775)
Total increase (decrease) in net assets	10,177	(21,414)	(322)	(16,813)
Net assets at December 31, 2018	$326,569	$806,219	$803	$90,169

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class
Net assets at January 1, 2017	$89	$6,961	$713	$4,876

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	12	8	32
Total realized gain (loss) on investments
and capital gains distributions	5	387	(48)	(266)
Net unrealized appreciation (depreciation)
of investments	17	1,457	163	1,102
Net increase (decrease) in net assets resulting from
operations	23	1,856	123	868
Changes from principal transactions:
Total unit transactions	(14)	153	(132)	(54)
Increase (decrease) in net assets derived from
principal transactions	(14)	153	(132)	(54)
Total increase (decrease) in net assets	9	2,009	(9)	814
Net assets at December 31, 2017	98	8,970	704	5,690

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	61	14	86
Total realized gain (loss) on investments
and capital gains distributions	1	476	(6)	(376)
Net unrealized appreciation (depreciation)
of investments	(17)	(1,815)	(100)	(502)
Net increase (decrease) in net assets resulting from
operations	(15)	(1,278)	(92)	(792)
Changes from principal transactions:
Total unit transactions	8	(735)	(92)	(848)
Increase (decrease) in net assets derived from
principal transactions	8	(735)	(92)	(848)
Total increase (decrease) in net assets	(7)	(2,013)	(184)	(1,640)
Net assets at December 31, 2018	$91	$6,957	$520	$4,050

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I
Net assets at January 1, 2017	$228,794	$162	$294	$28

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(206)	2	1	13
Total realized gain (loss) on investments
and capital gains distributions	48	11	22	38
Net unrealized appreciation (depreciation)
of investments	—	(5)	75	86
Net increase (decrease) in net assets resulting from
operations	(158)	8	98	137
Changes from principal transactions:
Total unit transactions	(9,484)	(116)	(4)	1,378
Increase (decrease) in net assets derived from
principal transactions	(9,484)	(116)	(4)	1,378
Total increase (decrease) in net assets	(9,642)	(108)	94	1,515
Net assets at December 31, 2017	219,152	54	388	1,543

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,913	2	2	5
Total realized gain (loss) on investments
and capital gains distributions	37	6	57	164
Net unrealized appreciation (depreciation)
of investments	—	(13)	(134)	(610)
Net increase (decrease) in net assets resulting from
operations	1,950	(5)	(75)	(441)
Changes from principal transactions:
Total unit transactions	16,473	2	(53)	300
Increase (decrease) in net assets derived from
principal transactions	16,473	2	(53)	300
Total increase (decrease) in net assets	18,423	(3)	(128)	(141)
Net assets at December 31, 2018	$237,575	$51	$260	$1,402

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class
Net assets at January 1, 2017	$285	$76,457	$704	$8,027

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	1,264	11	78
Total realized gain (loss) on investments
and capital gains distributions	(4)	(794)	(13)	59
Net unrealized appreciation (depreciation)
of investments	24	5,879	53	1,118
Net increase (decrease) in net assets resulting from
operations	25	6,349	51	1,255
Changes from principal transactions:
Total unit transactions	(43)	(6,028)	(196)	1,691
Increase (decrease) in net assets derived from
principal transactions	(43)	(6,028)	(196)	1,691
Total increase (decrease) in net assets	(18)	321	(145)	2,946
Net assets at December 31, 2017	267	76,778	559	10,973

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	2,107	11	86
Total realized gain (loss) on investments
and capital gains distributions	—	(1,255)	9	51
Net unrealized appreciation (depreciation)
of investments	(16)	(3,076)	(31)	(778)
Net increase (decrease) in net assets resulting from
operations	(8)	(2,224)	(11)	(641)
Changes from principal transactions:
Total unit transactions	16	(4,080)	(192)	737
Increase (decrease) in net assets derived from
principal transactions	16	(4,080)	(192)	737
Total increase (decrease) in net assets	8	(6,304)	(203)	96
Net assets at December 31, 2018	$275	$70,474	$356	$11,069
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class
Net assets at January 1, 2017	$2,415	$4,345	$9,330	$3,721

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	34	74	35
Total realized gain (loss) on investments
and capital gains distributions	24	120	145	95
Net unrealized appreciation (depreciation)
of investments	383	403	1,589	652
Net increase (decrease) in net assets resulting from
operations	432	557	1,808	782
Changes from principal transactions:
Total unit transactions	1,471	(566)	1,587	1,303
Increase (decrease) in net assets derived from
principal transactions	1,471	(566)	1,587	1,303
Total increase (decrease) in net assets	1,903	(9)	3,395	2,085
Net assets at December 31, 2017	4,318	4,336	12,725	5,806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	15	72	30
Total realized gain (loss) on investments
and capital gains distributions	98	(9)	246	125
Net unrealized appreciation (depreciation)
of investments	(409)	(171)	(1,574)	(657)
Net increase (decrease) in net assets resulting from
operations	(281)	(165)	(1,256)	(502)
Changes from principal transactions:
Total unit transactions	281	(1,644)	3,434	819
Increase (decrease) in net assets derived from
principal transactions	281	(1,644)	3,434	819
Total increase (decrease) in net assets	—	(1,809)	2,178	317
Net assets at December 31, 2018	$4,318	$2,527	$14,903	$6,123

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class
Net assets at January 1, 2017	$2,640	$9,650	$1,755	$2,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	62	14	16
Total realized gain (loss) on investments
and capital gains distributions	(8)	240	65	38
Net unrealized appreciation (depreciation)
of investments	386	1,769	359	396
Net increase (decrease) in net assets resulting from
operations	394	2,071	438	450
Changes from principal transactions:
Total unit transactions	(661)	2,296	961	(336)
Increase (decrease) in net assets derived from
principal transactions	(661)	2,296	961	(336)
Total increase (decrease) in net assets	(267)	4,367	1,399	114
Net assets at December 31, 2017	2,373	14,017	3,154	2,783

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	47	13	7
Total realized gain (loss) on investments
and capital gains distributions	59	207	94	86
Net unrealized appreciation (depreciation)
of investments	(196)	(1,580)	(477)	(280)
Net increase (decrease) in net assets resulting from
operations	(131)	(1,326)	(370)	(187)
Changes from principal transactions:
Total unit transactions	(728)	1,300	869	(740)
Increase (decrease) in net assets derived from
principal transactions	(728)	1,300	869	(740)
Total increase (decrease) in net assets	(859)	(26)	499	(927)
Net assets at December 31, 2018	$1,514	$13,991	$3,653	$1,856

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class
Net assets at January 1, 2017	$2,292	$1,009	$831	$3,658

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	4	8	42
Total realized gain (loss) on investments
and capital gains distributions	63	26	21	31
Net unrealized appreciation (depreciation)
of investments	491	214	169	249
Net increase (decrease) in net assets resulting from
operations	569	244	198	322
Changes from principal transactions:
Total unit transactions	1,208	785	267	553
Increase (decrease) in net assets derived from
principal transactions	1,208	785	267	553
Total increase (decrease) in net assets	1,777	1,029	465	875
Net assets at December 31, 2017	4,069	2,038	1,296	4,533

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	2	4	41
Total realized gain (loss) on investments
and capital gains distributions	181	73	54	137
Net unrealized appreciation (depreciation)
of investments	(696)	(309)	(175)	(333)
Net increase (decrease) in net assets resulting from
operations	(500)	(234)	(117)	(155)
Changes from principal transactions:
Total unit transactions	1,634	431	(27)	(646)
Increase (decrease) in net assets derived from
principal transactions	1,634	431	(27)	(646)
Total increase (decrease) in net assets	1,134	197	(144)	(801)
Net assets at December 31, 2018	$5,203	$2,235	$1,152	$3,732

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class
Net assets at January 1, 2017	$895	$1,145	$437	$2,609

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	11	6	114
Total realized gain (loss) on investments
and capital gains distributions	7	11	13	42
Net unrealized appreciation (depreciation)
of investments	57	68	44	658
Net increase (decrease) in net assets resulting from
operations	75	90	63	814
Changes from principal transactions:
Total unit transactions	20	10	1	5,294
Increase (decrease) in net assets derived from
principal transactions	20	10	1	5,294
Total increase (decrease) in net assets	95	100	64	6,108
Net assets at December 31, 2017	990	1,245	501	8,717

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	8	7	129
Total realized gain (loss) on investments
and capital gains distributions	26	39	18	342
Net unrealized appreciation (depreciation)
of investments	(78)	(92)	(55)	(1,034)
Net increase (decrease) in net assets resulting from
operations	(37)	(45)	(30)	(563)
Changes from principal transactions:
Total unit transactions	(5)	(220)	(14)	412
Increase (decrease) in net assets derived from
principal transactions	(5)	(220)	(14)	412
Total increase (decrease) in net assets	(42)	(265)	(44)	(151)
Net assets at December 31, 2018	$948	$980	$457	$8,566

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class
Net assets at January 1, 2017	$135,518	$11,067	$386	$3,095

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,451	108	5	72
Total realized gain (loss) on investments
and capital gains distributions	6,184	(216)	11	77
Net unrealized appreciation (depreciation)
of investments	10,895	1,533	57	735
Net increase (decrease) in net assets resulting from
operations	18,530	1,425	73	884
Changes from principal transactions:
Total unit transactions	(8,231)	(3,828)	1	2,899
Increase (decrease) in net assets derived from
principal transactions	(8,231)	(3,828)	1	2,899
Total increase (decrease) in net assets	10,299	(2,403)	74	3,783
Net assets at December 31, 2017	145,817	8,664	460	6,878

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,512	86	5	95
Total realized gain (loss) on investments
and capital gains distributions	5,551	132	21	239
Net unrealized appreciation (depreciation)
of investments	(15,931)	(759)	(66)	(1,062)
Net increase (decrease) in net assets resulting from
operations	(8,868)	(541)	(40)	(728)
Changes from principal transactions:
Total unit transactions	(12,875)	(269)	(19)	1,536
Increase (decrease) in net assets derived from
principal transactions	(12,875)	(269)	(19)	1,536
Total increase (decrease) in net assets	(21,743)	(810)	(59)	808
Net assets at December 31, 2018	$124,074	$7,854	$401	$7,686

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class
Net assets at January 1, 2017	$136,495	$13,278	$33	$2,351

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,021	97	—	39
Total realized gain (loss) on investments
and capital gains distributions	5,829	516	(1)	169
Net unrealized appreciation (depreciation)
of investments	17,394	1,643	7	622
Net increase (decrease) in net assets resulting from
operations	24,244	2,256	6	830
Changes from principal transactions:
Total unit transactions	(4,122)	(3,195)	(10)	3,152
Increase (decrease) in net assets derived from
principal transactions	(4,122)	(3,195)	(10)	3,152
Total increase (decrease) in net assets	20,122	(939)	(4)	3,982
Net assets at December 31, 2017	156,617	12,339	29	6,333

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,291	117	—	67
Total realized gain (loss) on investments
and capital gains distributions	7,987	342	1	482
Net unrealized appreciation (depreciation)
of investments	(22,808)	(1,547)	(4)	(1,269)
Net increase (decrease) in net assets resulting from
operations	(13,530)	(1,088)	(3)	(720)
Changes from principal transactions:
Total unit transactions	(8,979)	(87)	(11)	583
Increase (decrease) in net assets derived from
principal transactions	(8,979)	(87)	(11)	583
Total increase (decrease) in net assets	(22,509)	(1,175)	(14)	(137)
Net assets at December 31, 2018	$134,108	$11,164	$15	$6,196

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class
Net assets at January 1, 2017	$102,771	$7,798	$1,073	$18,451

Increase (decrease) in net assets
Operations:
Net investment income (loss)	301	26	9	34
Total realized gain (loss) on investments
and capital gains distributions	4,537	(272)	91	351
Net unrealized appreciation (depreciation)
of investments	15,519	1,724	194	3,644
Net increase (decrease) in net assets resulting from
operations	20,357	1,478	294	4,029
Changes from principal transactions:
Total unit transactions	(983)	(3,544)	672	2,884
Increase (decrease) in net assets derived from
principal transactions	(983)	(3,544)	672	2,884
Total increase (decrease) in net assets	19,374	(2,066)	966	6,913
Net assets at December 31, 2017	122,145	5,732	2,039	25,364

Increase (decrease) in net assets
Operations:
Net investment income (loss)	578	31	18	79
Total realized gain (loss) on investments
and capital gains distributions	7,377	270	138	860
Net unrealized appreciation (depreciation)
of investments	(19,754)	(939)	(430)	(3,751)
Net increase (decrease) in net assets resulting from
operations	(11,799)	(638)	(274)	(2,812)
Changes from principal transactions:
Total unit transactions	(15,398)	85	515	(124)
Increase (decrease) in net assets derived from
principal transactions	(15,398)	85	515	(124)
Total increase (decrease) in net assets	(27,197)	(553)	241	(2,936)
Net assets at December 31, 2018	$94,948	$5,179	$2,280	$22,428

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class
Net assets at January 1, 2017	$1,438	$4,837	$1,009	$6,602

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	26	15	176
Total realized gain (loss) on investments
and capital gains distributions	52	56	15	20
Net unrealized appreciation (depreciation)
of investments	253	620	49	485
Net increase (decrease) in net assets resulting from
operations	307	702	79	681
Changes from principal transactions:
Total unit transactions	(316)	875	(252)	1,467
Increase (decrease) in net assets derived from
principal transactions	(316)	875	(252)	1,467
Total increase (decrease) in net assets	(9)	1,577	(173)	2,148
Net assets at December 31, 2017	1,429	6,414	836	8,750

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	41	15	191
Total realized gain (loss) on investments
and capital gains distributions	88	61	22	268
Net unrealized appreciation (depreciation)
of investments	(289)	(547)	(66)	(732)
Net increase (decrease) in net assets resulting from
operations	(195)	(445)	(29)	(273)
Changes from principal transactions:
Total unit transactions	347	(920)	(22)	(573)
Increase (decrease) in net assets derived from
principal transactions	347	(920)	(22)	(573)
Total increase (decrease) in net assets	152	(1,365)	(51)	(846)
Net assets at December 31, 2018	$1,581	$5,049	$785	$7,904

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2017	$63,458	$5,591	$6,427	$75

Increase (decrease) in net assets
Operations:
Net investment income (loss)	812	67	86	1
Total realized gain (loss) on investments
and capital gains distributions	759	95	(119)	3
Net unrealized appreciation (depreciation)
of investments	3,206	266	634	4
Net increase (decrease) in net assets resulting from
operations	4,777	428	601	8
Changes from principal transactions:
Total unit transactions	(12,498)	(1,283)	368	(10)
Increase (decrease) in net assets derived from
principal transactions	(12,498)	(1,283)	368	(10)
Total increase (decrease) in net assets	(7,721)	(855)	969	(2)
Net assets at December 31, 2017	55,737	4,736	7,396	73

Increase (decrease) in net assets
Operations:
Net investment income (loss)	755	59	68	1
Total realized gain (loss) on investments
and capital gains distributions	1,796	160	19	6
Net unrealized appreciation (depreciation)
of investments	(4,378)	(375)	(423)	(14)
Net increase (decrease) in net assets resulting from
operations	(1,827)	(156)	(336)	(7)
Changes from principal transactions:
Total unit transactions	(10,522)	(889)	(901)	(27)
Increase (decrease) in net assets derived from
principal transactions	(10,522)	(889)	(901)	(27)
Total increase (decrease) in net assets	(12,349)	(1,045)	(1,237)	(34)
Net assets at December 31, 2018	$43,388	$3,691	$6,159	$39

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net assets at January 1, 2017	$32,821	$68,126	$315	$123,986

Increase (decrease) in net assets
Operations:
Net investment income (loss)	302	212	1	(192)
Total realized gain (loss) on investments
and capital gains distributions	1,291	3,773	52	29,908
Net unrealized appreciation (depreciation)
of investments	2,217	2,961	34	906
Net increase (decrease) in net assets resulting from
operations	3,810	6,946	87	30,622
Changes from principal transactions:
Total unit transactions	2,626	(1,441)	(9)	(24,130)
Increase (decrease) in net assets derived from
principal transactions	2,626	(1,441)	(9)	(24,130)
Total increase (decrease) in net assets	6,436	5,505	78	6,492
Net assets at December 31, 2017	39,257	73,631	393	130,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	302	140	(1)	(1,239)
Total realized gain (loss) on investments
and capital gains distributions	3,208	7,347	72	19,416
Net unrealized appreciation (depreciation)
of investments	(9,210)	(17,753)	(70)	(21,914)
Net increase (decrease) in net assets resulting from
operations	(5,700)	(10,266)	1	(3,737)
Changes from principal transactions:
Total unit transactions	(407)	(5,871)	(117)	(4,578)
Increase (decrease) in net assets derived from
principal transactions	(407)	(5,871)	(117)	(4,578)
Total increase (decrease) in net assets	(6,107)	(16,137)	(116)	(8,315)
Net assets at December 31, 2018	$33,150	$57,494	$277	$122,163

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class
Net assets at January 1, 2017	$13,696	$159	$7,084	$408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(40)	3
Total realized gain (loss) on investments
and capital gains distributions	1,519	10	754	30
Net unrealized appreciation (depreciation)
of investments	1,099	6	(91)	35
Net increase (decrease) in net assets resulting from
operations	2,618	15	623	68
Changes from principal transactions:
Total unit transactions	(1,768)	(7)	(704)	(38)
Increase (decrease) in net assets derived from
principal transactions	(1,768)	(7)	(704)	(38)
Total increase (decrease) in net assets	850	8	(81)	30
Net assets at December 31, 2017	14,546	167	7,003	438

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(1)	(43)	2
Total realized gain (loss) on investments
and capital gains distributions	1,971	23	940	91
Net unrealized appreciation (depreciation)
of investments	(3,150)	(50)	(2,137)	(134)
Net increase (decrease) in net assets resulting from
operations	(1,197)	(28)	(1,240)	(41)
Changes from principal transactions:
Total unit transactions	(2,162)	(14)	(277)	(169)
Increase (decrease) in net assets derived from
principal transactions	(2,162)	(14)	(277)	(169)
Total increase (decrease) in net assets	(3,359)	(42)	(1,517)	(210)
Net assets at December 31, 2018	$11,187	$125	$5,486	$228

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Net assets at January 1, 2017	$64,533	$1,585	$320,439	$1,687

Increase (decrease) in net assets
Operations:
Net investment income (loss)	127	15	3,929	17
Total realized gain (loss) on investments
and capital gains distributions	5,538	80	13,552	40
Net unrealized appreciation (depreciation)
of investments	4,429	53	12,800	97
Net increase (decrease) in net assets resulting from
operations	10,094	148	30,281	154
Changes from principal transactions:
Total unit transactions	(5,649)	(172)	(24,070)	(192)
Increase (decrease) in net assets derived from
principal transactions	(5,649)	(172)	(24,070)	(192)
Total increase (decrease) in net assets	4,445	(24)	6,211	(38)
Net assets at December 31, 2017	68,978	1,561	326,650	1,649

Increase (decrease) in net assets
Operations:
Net investment income (loss)	174	17	2,839	15
Total realized gain (loss) on investments
and capital gains distributions	5,130	76	31,725	98
Net unrealized appreciation (depreciation)
of investments	(13,595)	(249)	(64,708)	(241)
Net increase (decrease) in net assets resulting from
operations	(8,291)	(156)	(30,144)	(128)
Changes from principal transactions:
Total unit transactions	(6,511)	(59)	(36,895)	(352)
Increase (decrease) in net assets derived from
principal transactions	(6,511)	(59)	(36,895)	(352)
Total increase (decrease) in net assets	(14,802)	(215)	(67,039)	(480)
Net assets at December 31, 2018	$54,176	$1,346	$259,611	$1,169

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class
Net assets at January 1, 2017	$344	$8,433	$67,799	$373

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	51	(242)	1
Total realized gain (loss) on investments
and capital gains distributions	49	2,147	9,789	19
Net unrealized appreciation (depreciation)
of investments	(4)	77	(1,304)	108
Net increase (decrease) in net assets resulting from
operations	45	2,275	8,243	128
Changes from principal transactions:
Total unit transactions	(38)	13,413	(5,116)	(48)
Increase (decrease) in net assets derived from
principal transactions	(38)	13,413	(5,116)	(48)
Total increase (decrease) in net assets	7	15,688	3,127	80
Net assets at December 31, 2017	351	24,121	70,926	453

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	130	62	4
Total realized gain (loss) on investments
and capital gains distributions	34	1,508	7,456	89
Net unrealized appreciation (depreciation)
of investments	(74)	(4,469)	(15,882)	(139)
Net increase (decrease) in net assets resulting from
operations	(38)	(2,831)	(8,364)	(46)
Changes from principal transactions:
Total unit transactions	(69)	(1,928)	(7,911)	(188)
Increase (decrease) in net assets derived from
principal transactions	(69)	(1,928)	(7,911)	(188)
Total increase (decrease) in net assets	(107)	(4,759)	(16,275)	(234)
Net assets at December 31, 2018	$244	$19,362	$54,651	$219

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class
Net assets at January 1, 2017	$512,098	$1,103	$33,378	$856

Increase (decrease) in net assets
Operations:
Net investment income (loss)	541	(1)	1,489	25
Total realized gain (loss) on investments
and capital gains distributions	19,364	32	(67)	(20)
Net unrealized appreciation (depreciation)
of investments	154,394	374	819	34
Net increase (decrease) in net assets resulting from
operations	174,299	405	2,241	39
Changes from principal transactions:
Total unit transactions	(36,624)	159	3,427	(479)
Increase (decrease) in net assets derived from
principal transactions	(36,624)	159	3,427	(479)
Total increase (decrease) in net assets	137,675	564	5,668	(440)
Net assets at December 31, 2017	649,773	1,667	39,046	416

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,266	5	1,699	11
Total realized gain (loss) on investments
and capital gains distributions	65,751	193	(292)	8
Net unrealized appreciation (depreciation)
of investments	(153,054)	(420)	(2,709)	(27)
Net increase (decrease) in net assets resulting from
operations	(84,037)	(222)	(1,302)	(8)
Changes from principal transactions:
Total unit transactions	(53,042)	(83)	(1,273)	(209)
Increase (decrease) in net assets derived from
principal transactions	(53,042)	(83)	(1,273)	(209)
Total increase (decrease) in net assets	(137,079)	(305)	(2,575)	(217)
Net assets at December 31, 2018	$512,694	$1,362	$36,471	$199
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
Net assets at January 1, 2017	$319	$389,971	$1,069	$1,119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1,651)	(3)	(5)
Total realized gain (loss) on investments
and capital gains distributions	36	38,139	112	188
Net unrealized appreciation (depreciation)
of investments	34	53,037	143	178
Net increase (decrease) in net assets resulting from
operations	70	89,525	252	361
Changes from principal transactions:
Total unit transactions	(58)	(23,472)	57	176
Increase (decrease) in net assets derived from
principal transactions	(58)	(23,472)	57	176
Total increase (decrease) in net assets	12	66,053	309	537
Net assets at December 31, 2017	331	456,024	1,378	1,656

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(3,871)	(10)	(5)
Total realized gain (loss) on investments
and capital gains distributions	40	53,763	146	312
Net unrealized appreciation (depreciation)
of investments	(50)	(65,594)	(192)	(284)
Net increase (decrease) in net assets resulting from
operations	(11)	(15,702)	(56)	23
Changes from principal transactions:
Total unit transactions	(28)	(36,865)	(116)	(751)
Increase (decrease) in net assets derived from
principal transactions	(28)	(36,865)	(116)	(751)
Total increase (decrease) in net assets	(39)	(52,567)	(172)	(728)
Net assets at December 31, 2018	$292	$403,457	$1,206	$928

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class
Net assets at January 1, 2017	$359,212	$3,555	$223	$81,205

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,498)	(24)	3	899
Total realized gain (loss) on investments
and capital gains distributions	56,863	669	2	(644)
Net unrealized appreciation (depreciation)
of investments	61,520	435	40	16,369
Net increase (decrease) in net assets resulting from
operations	114,885	1,080	45	16,624
Changes from principal transactions:
Total unit transactions	(4,378)	(641)	(30)	(6,725)
Increase (decrease) in net assets derived from
principal transactions	(4,378)	(641)	(30)	(6,725)
Total increase (decrease) in net assets	110,507	439	15	9,899
Net assets at December 31, 2017	469,719	3,994	238	91,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,266)	(22)	3	952
Total realized gain (loss) on investments
and capital gains distributions	94,835	674	3	3,244
Net unrealized appreciation (depreciation)
of investments	(99,760)	(704)	(41)	(17,441)
Net increase (decrease) in net assets resulting from
operations	(8,191)	(52)	(35)	(13,245)
Changes from principal transactions:
Total unit transactions	(12,241)	(535)	(13)	(8,790)
Increase (decrease) in net assets derived from
principal transactions	(12,241)	(535)	(13)	(8,790)
Total increase (decrease) in net assets	(20,432)	(587)	(48)	(22,035)
Net assets at December 31, 2018	$449,287	$3,407	$190	$69,069

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I
Net assets at January 1, 2017	$250	$3,517	$31,090	$69,555

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	56	460	547
Total realized gain (loss) on investments
and capital gains distributions	7	264	1,494	3,541
Net unrealized appreciation (depreciation)
of investments	35	485	725	6,842
Net increase (decrease) in net assets resulting from
operations	44	805	2,679	10,930
Changes from principal transactions:
Total unit transactions	(98)	1,556	(5,109)	(8,041)
Increase (decrease) in net assets derived from
principal transactions	(98)	1,556	(5,109)	(8,041)
Total increase (decrease) in net assets	(54)	2,361	(2,430)	2,889
Net assets at December 31, 2017	196	5,878	28,660	72,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	70	480	735
Total realized gain (loss) on investments
and capital gains distributions	12	763	1,170	4,191
Net unrealized appreciation (depreciation)
of investments	(33)	(1,344)	(3,031)	(11,163)
Net increase (decrease) in net assets resulting from
operations	(20)	(511)	(1,381)	(6,237)
Changes from principal transactions:
Total unit transactions	(98)	872	(952)	(5,289)
Increase (decrease) in net assets derived from
principal transactions	(98)	872	(952)	(5,289)
Total increase (decrease) in net assets	(118)	361	(2,333)	(11,526)
Net assets at December 31, 2018	$78	$6,239	$26,327	$60,918

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Net assets at January 1, 2017	$62,777	$1,308	$1,180,483	$335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	663	14	8,724	2
Total realized gain (loss) on investments
and capital gains distributions	4,761	195	198,804	33
Net unrealized appreciation (depreciation)
of investments	2,563	37	6,469	24
Net increase (decrease) in net assets resulting from
operations	7,987	246	213,997	59
Changes from principal transactions:
Total unit transactions	(6,015)	(98)	(127,518)	(39)
Increase (decrease) in net assets derived from
principal transactions	(6,015)	(98)	(127,518)	(39)
Total increase (decrease) in net assets	1,972	148	86,479	20
Net assets at December 31, 2017	64,749	1,456	1,266,962	355

Increase (decrease) in net assets
Operations:
Net investment income (loss)	851	14	7,980	—
Total realized gain (loss) on investments
and capital gains distributions	3,380	146	165,837	4
Net unrealized appreciation (depreciation)
of investments	(8,412)	(228)	(233,905)	(21)
Net increase (decrease) in net assets resulting from
operations	(4,181)	(68)	(60,088)	(17)
Changes from principal transactions:
Total unit transactions	(5,813)	(117)	(136,992)	(148)
Increase (decrease) in net assets derived from
principal transactions	(5,813)	(117)	(136,992)	(148)
Total increase (decrease) in net assets	(9,994)	(185)	(197,080)	(165)
Net assets at December 31, 2018	$54,755	$1,271	$1,069,882	$190

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S
Net assets at January 1, 2017	$88,186	$11,258	$332,137	$298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,285	110	2,066	1
Total realized gain (loss) on investments
and capital gains distributions	1,159	81	26,641	80
Net unrealized appreciation (depreciation)
of investments	15,854	2,197	45,480	(34)
Net increase (decrease) in net assets resulting from
operations	18,298	2,388	74,187	47
Changes from principal transactions:
Total unit transactions	(16,006)	(768)	(29,302)	(144)
Increase (decrease) in net assets derived from
principal transactions	(16,006)	(768)	(29,302)	(144)
Total increase (decrease) in net assets	2,292	1,620	44,885	(97)
Net assets at December 31, 2017	90,478	12,878	377,022	201

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,734	399	1,674	1
Total realized gain (loss) on investments
and capital gains distributions	1,227	223	45,504	22
Net unrealized appreciation (depreciation)
of investments	(12,904)	(1,817)	(75,567)	(38)
Net increase (decrease) in net assets resulting from
operations	(7,943)	(1,195)	(28,389)	(15)
Changes from principal transactions:
Total unit transactions	(7,611)	(1,047)	(14,075)	(5)
Increase (decrease) in net assets derived from
principal transactions	(7,611)	(1,047)	(14,075)	(5)
Total increase (decrease) in net assets	(15,554)	(2,242)	(42,464)	(20)
Net assets at December 31, 2018	$74,924	$10,636	$334,558	$181

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S
Net assets at January 1, 2017	$361,836	$282	$163,309	$275

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,402	—	(127)	—
Total realized gain (loss) on investments
and capital gains distributions	31,799	36	25,641	70
Net unrealized appreciation (depreciation)
of investments	8,805	(17)	(12,485)	(51)
Net increase (decrease) in net assets resulting from
operations	42,006	19	13,029	19
Changes from principal transactions:
Total unit transactions	(46,702)	(230)	(21,941)	(101)
Increase (decrease) in net assets derived from
principal transactions	(46,702)	(230)	(21,941)	(101)
Total increase (decrease) in net assets	(4,696)	(211)	(8,912)	(82)
Net assets at December 31, 2017	357,140	71	154,397	193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	379	1	(171)	—
Total realized gain (loss) on investments
and capital gains distributions	52,000	8	27,664	32
Net unrealized appreciation (depreciation)
of investments	(100,818)	(19)	(45,837)	(56)
Net increase (decrease) in net assets resulting from
operations	(48,439)	(10)	(18,344)	(24)
Changes from principal transactions:
Total unit transactions	(36,930)	(2)	(13,277)	(14)
Increase (decrease) in net assets derived from
principal transactions	(36,930)	(2)	(13,277)	(14)
Total increase (decrease) in net assets	(85,369)	(12)	(31,621)	(38)
Net assets at December 31, 2018	$271,771	$59	$122,776	$155

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net assets at January 1, 2017	$29,891	$7	$40,899	$1,182

Increase (decrease) in net assets
Operations:
Net investment income (loss)	506	—	50	8
Total realized gain (loss) on investments
and capital gains distributions	683	—	2,041	110
Net unrealized appreciation (depreciation)
of investments	6,285	2	11,459	236
Net increase (decrease) in net assets resulting from
operations	7,474	2	13,550	354
Changes from principal transactions:
Total unit transactions	4,049	1	8,598	(62)
Increase (decrease) in net assets derived from
principal transactions	4,049	1	8,598	(62)
Total increase (decrease) in net assets	11,523	3	22,148	292
Net assets at December 31, 2017	41,414	10	63,047	1,474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	777	—	(4)	6
Total realized gain (loss) on investments
and capital gains distributions	963	—	5,762	144
Net unrealized appreciation (depreciation)
of investments	(8,040)	(2)	(7,580)	(199)
Net increase (decrease) in net assets resulting from
operations	(6,300)	(2)	(1,822)	(49)
Changes from principal transactions:
Total unit transactions	2,082	(1)	5,329	246
Increase (decrease) in net assets derived from
principal transactions	2,082	(1)	5,329	246
Total increase (decrease) in net assets	(4,218)	(3)	3,507	197
Net assets at December 31, 2018	$37,196	$7	$66,554	$1,671

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net assets at January 1, 2017	$93,725	$400	$490	$13,396

Increase (decrease) in net assets
Operations:
Net investment income (loss)	926	2	6	132
Total realized gain (loss) on investments
and capital gains distributions	4,318	18	19	558
Net unrealized appreciation (depreciation)
of investments	15,926	60	45	1,028
Net increase (decrease) in net assets resulting from
operations	21,170	80	70	1,718
Changes from principal transactions:
Total unit transactions	8,715	(39)	112	928
Increase (decrease) in net assets derived from
principal transactions	8,715	(39)	112	928
Total increase (decrease) in net assets	29,885	41	182	2,646
Net assets at December 31, 2017	123,610	441	672	16,042

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,097	2	7	154
Total realized gain (loss) on investments
and capital gains distributions	3,752	18	39	844
Net unrealized appreciation (depreciation)
of investments	(11,036)	(40)	(95)	(2,239)
Net increase (decrease) in net assets resulting from
operations	(6,187)	(20)	(49)	(1,241)
Changes from principal transactions:
Total unit transactions	12,765	2	(65)	181
Increase (decrease) in net assets derived from
principal transactions	12,765	2	(65)	181
Total increase (decrease) in net assets	6,578	(18)	(114)	(1,060)
Net assets at December 31, 2018	$130,188	$423	$558	$14,982

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I
Net assets at January 1, 2017	$12,817	$105,572	$45,782	$169,597

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(44)	1,145	187	(1,012)
Total realized gain (loss) on investments
and capital gains distributions	849	11,076	5,125	21,750
Net unrealized appreciation (depreciation)
of investments	2,188	9,232	2,365	(3,767)
Net increase (decrease) in net assets resulting from
operations	2,993	21,453	7,677	16,971
Changes from principal transactions:
Total unit transactions	415	32,469	17,463	(7,808)
Increase (decrease) in net assets derived from
principal transactions	415	32,469	17,463	(7,808)
Total increase (decrease) in net assets	3,408	53,922	25,140	9,163
Net assets at December 31, 2017	16,225	159,494	70,922	178,760

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(102)	1,129	180	(673)
Total realized gain (loss) on investments
and capital gains distributions	2,608	19,565	4,658	34,113
Net unrealized appreciation (depreciation)
of investments	(3,541)	(36,153)	(14,394)	(58,417)
Net increase (decrease) in net assets resulting from
operations	(1,035)	(15,459)	(9,556)	(24,977)
Changes from principal transactions:
Total unit transactions	180	(3,471)	6,090	(25,901)
Increase (decrease) in net assets derived from
principal transactions	180	(3,471)	6,090	(25,901)
Total increase (decrease) in net assets	(855)	(18,930)	(3,466)	(50,878)
Net assets at December 31, 2018	$15,370	$140,564	$67,456	$127,882

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S
Net assets at January 1, 2017	$401	$16,169	$132,120	$1,066

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	237	(1,418)	(6)
Total realized gain (loss) on investments
and capital gains distributions	80	17	8,219	40
Net unrealized appreciation (depreciation)
of investments	(45)	126	32,735	199
Net increase (decrease) in net assets resulting from
operations	35	380	39,536	233
Changes from principal transactions:
Total unit transactions	(290)	(803)	83,574	(195)
Increase (decrease) in net assets derived from
principal transactions	(290)	(803)	83,574	(195)
Total increase (decrease) in net assets	(255)	(423)	123,110	38
Net assets at December 31, 2017	146	15,746	255,230	1,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	231	(2,165)	(6)
Total realized gain (loss) on investments
and capital gains distributions	23	(179)	25,486	104
Net unrealized appreciation (depreciation)
of investments	(48)	(235)	(43,328)	(187)
Net increase (decrease) in net assets resulting from
operations	(26)	(183)	(20,007)	(89)
Changes from principal transactions:
Total unit transactions	9	886	(9,166)	(7)
Increase (decrease) in net assets derived from
principal transactions	9	886	(9,166)	(7)
Total increase (decrease) in net assets	(17)	703	(29,173)	(96)
Net assets at December 31, 2018	$129	$16,449	$226,057	$1,008

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Net assets at January 1, 2017	$56,707	$99	$41,297	$61,099

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(548)	—	185	(468)
Total realized gain (loss) on investments
and capital gains distributions	4,806	7	(383)	6,891
Net unrealized appreciation (depreciation)
of investments	5,890	11	12,473	8,579
Net increase (decrease) in net assets resulting from
operations	10,148	18	12,275	15,002
Changes from principal transactions:
Total unit transactions	2,732	(8)	(7,256)	(4,425)
Increase (decrease) in net assets derived from
principal transactions	2,732	(8)	(7,256)	(4,425)
Total increase (decrease) in net assets	12,880	10	5,019	10,577
Net assets at December 31, 2017	69,587	109	46,316	71,676

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(664)	—	566	(522)
Total realized gain (loss) on investments
and capital gains distributions	12,422	15	4,042	3,490
Net unrealized appreciation (depreciation)
of investments	(22,828)	(35)	(12,691)	(11,004)
Net increase (decrease) in net assets resulting from
operations	(11,070)	(20)	(8,083)	(8,036)
Changes from principal transactions:
Total unit transactions	(2,740)	15	(2,940)	(9,559)
Increase (decrease) in net assets derived from
principal transactions	(2,740)	15	(2,940)	(9,559)
Total increase (decrease) in net assets	(13,810)	(5)	(11,023)	(17,595)
Net assets at December 31, 2018	$55,777	$104	$35,293	$54,081

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A
Net assets at January 1, 2017	$68,640	$2,724	$152,821	$153

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(537)	29	1,532	(1)
Total realized gain (loss) on investments
and capital gains distributions	10,163	201	12,376	11
Net unrealized appreciation (depreciation)
of investments	3,010	255	15,620	7
Net increase (decrease) in net assets resulting from
operations	12,636	485	29,528	17
Changes from principal transactions:
Total unit transactions	(1,719)	(244)	9,193	(39)
Increase (decrease) in net assets derived from
principal transactions	(1,719)	(244)	9,193	(39)
Total increase (decrease) in net assets	10,917	241	38,721	(22)
Net assets at December 31, 2017	79,557	2,965	191,542	131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(554)	25	1,625	(1)
Total realized gain (loss) on investments
and capital gains distributions	16,768	199	15,148	21
Net unrealized appreciation (depreciation)
of investments	(18,674)	(318)	(24,668)	(45)
Net increase (decrease) in net assets resulting from
operations	(2,460)	(94)	(7,895)	(25)
Changes from principal transactions:
Total unit transactions	374	(387)	5,914	(1)
Increase (decrease) in net assets derived from
principal transactions	374	(387)	5,914	(1)
Total increase (decrease) in net assets	(2,086)	(481)	(1,981)	(26)
Net assets at December 31, 2018	$77,471	$2,484	$189,561	$105

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Special Small Cap Value Fund - Class A
Net assets at January 1, 2017	$216	$124,195

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(187)
Total realized gain (loss) on investments
and capital gains distributions	42	9,875
Net unrealized appreciation (depreciation)
of investments	45	1,822
Net increase (decrease) in net assets resulting from
operations	81	11,510
Changes from principal transactions:
Total unit transactions	339	(8,227)
Increase (decrease) in net assets derived from
principal transactions	339	(8,227)
Total increase (decrease) in net assets	420	3,283
Net assets at December 31, 2017	636	127,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	(829)
Total realized gain (loss) on investments
and capital gains distributions	569	12,796
Net unrealized appreciation (depreciation)
of investments	(1,704)	(28,991)
Net increase (decrease) in net assets resulting from
operations	(1,182)	(17,024)
Changes from principal transactions:
Total unit transactions	6,554	(10,650)
Increase (decrease) in net assets derived from
principal transactions	6,554	(10,650)
Total increase (decrease) in net assets	5,372	(27,674)
Net assets at December 31, 2018	$6,008	$99,804

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.     Organization
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”) was established by (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2018, the Account had 317 investment divisions (the “Divisions”), 169 of which invest in independently managed mutual funds and 148 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2018 and related Trusts are as follows:

AB Growth and Income Fund, Inc.:
AB Relative Value Fund - Class A
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5

AIM Investment Funds:
Invesco Endeavor Fund - Class A
Invesco Global Health Care Fund - Investor Class
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5
AIM Sector Funds:
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Small Cap Value Fund - Class A
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Alger Funds:
Alger Capital Appreciation Fund - Class A
Alger Funds II:
Alger Responsible Investing Fund - Class A
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3
Fundamental InvestorsSM - Class R-4
American Mutual Fund®:
American Mutual Fund® - Class R-4
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares
BlackRock Mid Cap Dividend Fund - Investor A Shares
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio
Capital Income Builder®:
Capital Income Builder® - Class R-4
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3

Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A
ColumbiaSM Acorn® Fund - Class Z
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A
Columbia Select Mid Cap Value Fund - Institutional Class
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series Inc.:
Davis Financial Fund - Class Y
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S
Deutsche DWS Investments VIT Funds:
Deutsche Equity 500 Index Fund - Class S
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class
Emerging Markets Core Equity Portfolio - Institutional Class
U.S. Targeted Value Portfolio - Institutional Class
Dodge & Cox Funds:
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR
Growth Fund of America®:
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Income Fund of America®:
Income Fund of America® - Class R-3
Ivy Funds:
Ivy Science and Technology Fund - Class Y
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class
JPMorgan Government Bond Fund - Select Class
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A

Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I
Metropolitan West Total Return Bond Fund - Class M
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3
MFS® Series Trust X:
MFS® International Value Fund - Class R3
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class
Neuberger Berman Sustainable Equity Fund - Institutional Class
Neuberger Berman Sustainable Equity Fund - Trust Class
New Perspective Fund®:
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund®, Inc.:
New World Fund® - Class R-4
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I
Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer Integrity Funds:
Oppenheimer International Bond Fund - Class A
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small-Mid Company Fund - Class Y
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund® - Class A
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares
Pax World Funds Series Trust I:
Pax Balanced Fund - Investor Class
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z
RiverSource® Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class
Royce Fund:
Royce Total Return Fund - K Class
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
TCW Funds Inc:
TCW Total Return Bond Fund - Class N
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Investor Shares
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R

Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Equity Trust:
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Funds Trust:
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Investors Trust (continued):
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Institutional Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class

Voya Partners, Inc. (continued):
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Strategic Allocation Portfolios, Inc. (continued):
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S

Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3
Washington Mutual Investors FundSM - Class R-4
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Special Small Cap Value Fund - Class A

The names of certain Trusts and Divisions were changed during 2018. The following is a summary of current and former names for those Divisions:

Current Name
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S
Deutsche DWS Investments VIT Funds:
Deutsche Equity 500 Index Fund - Class S
Neuberger Berman Equity Funds®:
Neuberger Berman Sustainable Equity Fund - Institutional Class
Neuberger Berman Sustainable Equity Fund - Trust Class
Pax World Funds Series Trust I:
Pax Balanced Fund - Investor Class
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z
RiverSource® Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class
Columbia Large Cap Value Fund - Class K

Former Name
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A
Deutsche DWS Investment Trust:
Deutsche Small Cap Growth Fund - Class S
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund - Institutional Class
Neuberger Berman Socially Responsive Fund - Trust Class
Pax World Funds Series Trust I:
Pax Balanced Fund - Individual Investor Class
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K
Columbia Diversified Equity Income Fund - Class R4

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

During 2018, the following Divisions were closed to contract owners:

Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class
Loomis Sayles Funds II:
Loomis Sayles Value Fund - Class Y
RiverSource® Investment Series, Inc.:
Columbia Large Cap Value Fund - Class K
Vanguard Index Funds:
Vanguard® Total International Stock Index Fund - Investor Shares

Voya Equity Trust:
Voya Large-Cap Growth Fund - Class A
Voya Investors Trust:
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2018 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2018. The Account had no liabilities as of December 31, 2018.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $75 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For certain Contracts, an annual charge up to 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Transfer Asset Benefit option, as specified in the Contract. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions
On or about May 1, 2017, VIL was appointed investment adviser for these certain additional U.S registered investment companies previously managed by Directed Services LLC ("DSL"), which in turn caused DSL and Voya Retirement Insurance and Annuity Company ("VRIAC") to terminate a separate intercompany agreement dated as of December 22, 2010 between DSL and VRIAC by which DSL had paid a portion of the revenue DSL earned as investment adviser.
Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Money Market Portfolio, Voya Mutual Funds, Voya Partners, Inc., Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 follow:

	Purchases	Sales
	(Dollars in thousands)
AB Growth and Income Fund, Inc.:
AB Relative Value Fund - Class A	$83	$71
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	99	41
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	3,560	1,038
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	298	161
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	751	829
Invesco Small Cap Growth Fund - Class A	21	14
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	182	193
AIM Investment Funds:
Invesco Endeavor Fund - Class A	10	7
Invesco Global Health Care Fund - Investor Class	52	18
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	203	31
AIM Sector Funds:
Invesco American Value Fund - Class R5	273	79
Invesco Energy Fund - Class R5	113	174
Invesco Small Cap Value Fund - Class A	22	83
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	4,841	4,009
Invesco V.I. Core Equity Fund - Series I Shares	2,835	4,008
Alger Funds:
Alger Capital Appreciation Fund - Class A	42	15
Alger Funds II:
Alger Responsible Investing Fund - Class A	2,794	1,558
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	73	11
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	—
AllianzGI NFJ Small-Cap Value Fund - Class A	96	112
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	6,102	5,720
Amana Income Fund - Investor Class	6,720	8,367
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	470	391
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	497	394
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	3,302	4,463
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	1,746	1,080

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	$359	$352
Fundamental InvestorsSM - Class R-4	15,995	13,430
American Mutual Fund®:
American Mutual Fund® - Class R-4	2,700	710
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	2,711	7,373
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	83	101
Ariel Fund - Investor Class	2,860	2,361
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	1,966	2,900
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	234	224
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	3,538	415
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	8,362	3,522
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares	53	43
BlackRock Mid Cap Dividend Fund - Investor A Shares	2,088	2,493
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	2,700	2,280
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	7,375	5,277
Capital Income Builder®:
Capital Income Builder® - Class R-4	1,767	1,036
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	107	116
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	59	3
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	1,653	2,473
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A	11	4
ColumbiaSM Acorn® Fund - Class Z	2	—
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A	2,655	1,030
Columbia Select Mid Cap Value Fund - Institutional Class	1	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	42	50
Davis Series Inc.:
Davis Financial Fund - Class Y	104	95
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	4,400	821
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	882	1,460
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	10	18

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Deutsche DWS Investments VIT Funds:
Deutsche Equity 500 Index Fund - Class S	$266	$209
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	484	76
Emerging Markets Core Equity Portfolio - Institutional Class	921	277
U.S. Targeted Value Portfolio - Institutional Class	4,231	1,425
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	28	26
Dodge & Cox Stock Fund	43	18
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	—	—
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	675	1,159
EuroPacific Growth Fund® - Class R-4	26,929	32,195
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares	4	2
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	919	363
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	19,020	36,782
Fidelity® VIP Growth Portfolio - Initial Class	58,690	35,766
Fidelity® VIP High Income Portfolio - Initial Class	1,066	1,326
Fidelity® VIP Overseas Portfolio - Initial Class	2,932	5,988
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	126,438	174,095
Fidelity® VIP Index 500 Portfolio - Initial Class	19,096	12,262
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	—	4
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,312	1,616
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	320	535
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	98	90
Franklin Natural Resources Fund - Advisor Class	6	19
Franklin Small-Mid Cap Growth Fund - Class A	114	119
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	20,000	18,328
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR	63	97
Growth Fund of America®:
Growth Fund of America® - Class R-3	1,864	2,588
Growth Fund of America® - Class R-4	49,655	39,536
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—
The Hartford Dividend And Growth Fund - Class R4	1	—
The Hartford International Opportunities Fund - Class R4	935	399

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Income Fund of America®:
Income Fund of America® - Class R-3	$317	$585
Ivy Funds:
Ivy Science and Technology Fund - Class Y	7,629	2,934
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	9	6
Janus Henderson Enterprise Portfolio - Institutional Shares	24	48
Janus Henderson Flexible Bond Portfolio - Institutional Shares	1	3
Janus Henderson Global Research Portfolio - Institutional Shares	2	3
Janus Henderson Research Portfolio - Institutional Shares	6	2
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class	711	335
JPMorgan Government Bond Fund - Select Class	1,340	681
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	408	396
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	216	303
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	44	561
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	1,824	3,007
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	104	114
Loomis Sayles Value Fund - Class Y	37	38
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	38	24
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	2	8
Lord Abbett Short Duration Income Fund - Class R4	4,552	2,449
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	104	68
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	186	98
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	43	1
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	3,619	11,797
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	1	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	12	1
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I	6,129	1,968
Metropolitan West Total Return Bond Fund - Class M	3,658	3,201
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	112	62
MFS® Series Trust X:
MFS® International Value Fund - Class R3	315	200

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	$158	$27
Neuberger Berman Sustainable Equity Fund - Institutional Class	893	240
Neuberger Berman Sustainable Equity Fund - Trust Class	1,846	1,674
New Perspective Fund®:
New Perspective Fund® - Class R-3	495	565
New Perspective Fund® - Class R-4	29,438	17,267
New World Fund®, Inc.:
New World Fund® - Class R-4	440	209
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	342	437
Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund - Class A	6	5
Oppenheimer Developing Markets Fund - Class A	6,062	26,476
Oppenheimer Developing Markets Fund - Class Y	4,586	6,955
Oppenheimer Gold & Special Minerals Fund - Class A	10	11
Oppenheimer Integrity Funds:
Oppenheimer International Bond Fund - Class A	38	47
Oppenheimer International Growth Fund - Class Y	184	49
Oppenheimer International Small-Mid Company Fund - Class Y	285	230
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund® - Class A	498	155
Oppenheimer Main Street Fund®/VA	7	9
Oppenheimer Main Street Small Cap Fund®/VA	6,214	4,240
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	2	1
Oppenheimer Global Fund/VA	22	18
Oppenheimer Global Strategic Income Fund/VA	5	2
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	6,164	2,321
Pax World Funds Series Trust I:
Pax Balanced Fund - Investor Class	2,228	4,013
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	642	374
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	4,433	12,457
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	1,419	2,695
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	136	151
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	200	94
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	—
Pioneer High Yield VCT Portfolio - Class I	1,639	5,660
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	43	11

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
RiverSource® Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class	$13,592	$3,060
Columbia Large Cap Value Fund - Class K	239	12,333
Royce Fund:
Royce Total Return Fund - K Class	9	6
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	2,512	1,530
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	3,742	2,968
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	9,099	2,556
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	124	275
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	118	55
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	1,536	1,189
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	46	32
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	3,183	5,203
Templeton Global Bond Fund - Class A	13,026	15,621
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	42	62
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	—	—
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	5,187	1,160
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	5,414	4,036
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Investor Shares	—	—
Vanguard Index Funds:
Vanguard® Total International Stock Index Fund - Investor Shares	—	—
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	13	1
Equity Income Portfolio	26	19
Small Company Growth Portfolio	11	1
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	290	41
Victory Sycamore Established Value Fund - Class A	1,985	298
Victory Sycamore Small Company Opportunity Fund - Class R	3	47
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	24,888	30,757
Voya Equity Trust:
Voya Large-Cap Growth Fund - Class A	3	243
Voya Large Cap Value Fund - Class A	14	73
Voya Real Estate Fund - Class A	268	103

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Funds Trust:
Voya Floating Rate Fund - Class A	$1,894	$243
Voya GNMA Income Fund - Class A	695	1,091
Voya Intermediate Bond Fund - Class A	145	96
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	22,876	55,812
Voya Intermediate Bond Portfolio - Class S	137	554
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	611	797
Voya High Yield Portfolio - Adviser Class	12	7
Voya High Yield Portfolio - Institutional Class	5,726	6,490
Voya High Yield Portfolio - Service Class	3,111	3,124
Voya Large Cap Growth Portfolio - Adviser Class	22	70
Voya Large Cap Growth Portfolio - Institutional Class	80,364	53,595
Voya Large Cap Growth Portfolio - Service Class	4,789	1,838
Voya Large Cap Value Portfolio - Adviser Class	2	4
Voya Large Cap Value Portfolio - Institutional Class	40,464	46,319
Voya Large Cap Value Portfolio - Service Class	345	505
Voya Limited Maturity Bond Portfolio - Adviser Class	5	1
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	12,346	14,315
Voya Multi-Manager Large Cap Core Portfolio - Service Class	431	477
Voya U.S. Stock Index Portfolio - Institutional Class	6,570	4,198
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	4	15
VY® Clarion Global Real Estate Portfolio - Adviser Class	—	6
VY® Clarion Global Real Estate Portfolio - Institutional Class	6,088	12,883
VY® Clarion Real Estate Portfolio - Adviser Class	5	5
VY® Clarion Real Estate Portfolio - Institutional Class	213	290
VY® Clarion Real Estate Portfolio - Service Class	5,884	12,280
VY® Invesco Growth and Income Portfolio - Institutional Class	7,259	4,545
VY® Invesco Growth and Income Portfolio - Service Class	5,711	4,890
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	12	30
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	1,541	3,627
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	4,690	7,952
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	16	28
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	11,292	4,004
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	9,746	4,969
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	7	41
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	43	187
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	60,548	20,425
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	111,271	59,701
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	274	337
VY® T. Rowe Price Equity Income Portfolio - Service Class	19,908	9,671
VY® T. Rowe Price International Stock Portfolio - Adviser Class	11	2
VY® T. Rowe Price International Stock Portfolio - Service Class	1,036	1,710
VY® Templeton Global Growth Portfolio - Institutional Class	134	152
VY® Templeton Global Growth Portfolio - Service Class	1,175	1,440
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	64,903	46,480

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	$10	$—
Voya Multi-Manager International Small Cap Fund - Class A	60	87
Voya Multi-Manager International Small Cap Fund - Class I	1,788	1,353
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	36	12
Voya Global Bond Portfolio - Initial Class	8,657	10,630
Voya Global Bond Portfolio - Service Class	80	262
Voya Index Solution 2025 Portfolio - Initial Class	3,461	2,386
Voya Index Solution 2025 Portfolio - Service Class	1,076	660
Voya Index Solution 2025 Portfolio - Service 2 Class	405	1,965
Voya Index Solution 2035 Portfolio - Initial Class	5,127	1,275
Voya Index Solution 2035 Portfolio - Service Class	1,383	378
Voya Index Solution 2035 Portfolio - Service 2 Class	364	1,045
Voya Index Solution 2045 Portfolio - Initial Class	4,301	2,591
Voya Index Solution 2045 Portfolio - Service Class	1,052	73
Voya Index Solution 2045 Portfolio - Service 2 Class	437	1,118
Voya Index Solution 2055 Portfolio - Initial Class	2,739	988
Voya Index Solution 2055 Portfolio - Service Class	891	407
Voya Index Solution 2055 Portfolio - Service 2 Class	407	403
Voya Index Solution Income Portfolio - Initial Class	1,062	1,612
Voya Index Solution Income Portfolio - Service Class	319	290
Voya Index Solution Income Portfolio - Service 2 Class	321	518
Voya Solution 2025 Portfolio - Adviser Class	28	19
Voya Solution 2025 Portfolio - Initial Class	2,190	1,373
Voya Solution 2025 Portfolio - Service Class	15,114	22,212
Voya Solution 2025 Portfolio - Service 2 Class	2,028	1,950
Voya Solution 2035 Portfolio - Adviser Class	29	25
Voya Solution 2035 Portfolio - Initial Class	2,513	570
Voya Solution 2035 Portfolio - Service Class	18,717	20,388
Voya Solution 2035 Portfolio - Service 2 Class	2,064	1,513
Voya Solution 2045 Portfolio - Adviser Class	2	13
Voya Solution 2045 Portfolio - Initial Class	2,367	1,393
Voya Solution 2045 Portfolio - Service Class	15,016	24,589
Voya Solution 2045 Portfolio - Service 2 Class	1,223	805
Voya Solution 2055 Portfolio - Initial Class	1,010	386
Voya Solution 2055 Portfolio - Service Class	6,879	6,090
Voya Solution 2055 Portfolio - Service 2 Class	654	242
Voya Solution Balanced Portfolio - Service Class	1,307	1,983
Voya Solution Income Portfolio - Adviser Class	39	25
Voya Solution Income Portfolio - Initial Class	1,993	2,159
Voya Solution Income Portfolio - Service Class	4,598	13,144
Voya Solution Income Portfolio - Service 2 Class	545	1,269
Voya Solution Moderately Conservative Portfolio - Service Class	1,019	1,701
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	8	27
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	7,900	4,154
VY® American Century Small-Mid Cap Value Portfolio - Service Class	10,831	9,395
VY® Baron Growth Portfolio - Adviser Class	70	145

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® Baron Growth Portfolio - Service Class	$20,959	$13,169
VY® Columbia Contrarian Core Portfolio - Service Class	2,464	3,278
VY® Columbia Small Cap Value II Portfolio - Adviser Class	16	15
VY® Columbia Small Cap Value II Portfolio - Service Class	1,459	1,076
VY® Invesco Comstock Portfolio - Adviser Class	19	185
VY® Invesco Comstock Portfolio - Service Class	2,207	8,544
VY® Invesco Equity and Income Portfolio - Adviser Class	449	396
VY® Invesco Equity and Income Portfolio - Initial Class	25,902	41,342
VY® Invesco Equity and Income Portfolio - Service Class	210	462
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	49	86
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	3,112	3,019
VY® JPMorgan Mid Cap Value Portfolio - Service Class	7,753	10,024
VY® Oppenheimer Global Portfolio - Adviser Class	49	203
VY® Oppenheimer Global Portfolio - Initial Class	53,595	62,139
VY® Oppenheimer Global Portfolio - Service Class	246	215
VY® Pioneer High Yield Portfolio - Initial Class	5,305	4,878
VY® Pioneer High Yield Portfolio - Service Class	57	255
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	41	33
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	47,482	44,553
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	338	336
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	366	888
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	106,548	42,660
VY® T. Rowe Price Growth Equity Portfolio - Service Class	988	937
VY® Templeton Foreign Equity Portfolio - Adviser Class	14	24
VY® Templeton Foreign Equity Portfolio - Initial Class	2,650	10,489
VY® Templeton Foreign Equity Portfolio - Service Class	79	176
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	7,776	1,225
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	5,266	5,110
Voya Strategic Allocation Growth Portfolio - Class I	3,210	7,764
Voya Strategic Allocation Moderate Portfolio - Class I	4,719	9,681
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	170	142
Voya Growth and Income Portfolio - Class I	133,954	152,652
Voya Growth and Income Portfolio - Class S	50	177
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	5,643	9,521
Voya Global Equity Portfolio - Class S	997	1,645
Voya Index Plus LargeCap Portfolio - Class I	51,805	35,434
Voya Index Plus LargeCap Portfolio - Class S	26	15
Voya Index Plus MidCap Portfolio - Class I	45,210	42,195
Voya Index Plus MidCap Portfolio - Class S	9	1
Voya Index Plus SmallCap Portfolio - Class I	23,525	17,706
Voya Index Plus SmallCap Portfolio - Class S	27	16
Voya International Index Portfolio - Class I	7,253	4,394
Voya International Index Portfolio - Class S	1	1

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Large Cap Growth Index Portfolio - Class I	$16,954	$9,340
Voya Russell™ Large Cap Growth Index Portfolio - Class S	455	145
Voya Russell™ Large Cap Index Portfolio - Class I	21,296	7,434
Voya Russell™ Large Cap Index Portfolio - Class S	51	47
Voya Russell™ Large Cap Value Index Portfolio - Class I	102	138
Voya Russell™ Large Cap Value Index Portfolio - Class S	3,143	2,292
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	4,311	2,414
Voya Russell™ Mid Cap Index Portfolio - Class I	29,069	14,050
Voya Russell™ Small Cap Index Portfolio - Class I	16,479	6,018
Voya Small Company Portfolio - Class I	27,820	28,890
Voya Small Company Portfolio - Class S	32	1
Voya U.S. Bond Index Portfolio - Class I	4,684	3,568
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	33,425	19,497
Voya MidCap Opportunities Portfolio - Class S	174	70
Voya SmallCap Opportunities Portfolio - Class I	15,464	7,913
Voya SmallCap Opportunities Portfolio - Class S	55	21
Wanger Advisors Trust:
Wanger International	8,134	5,477
Wanger Select	9,461	11,940
Wanger USA	28,961	9,943
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM- Class R-3	401	616
Washington Mutual Investors FundSM - Class R-4	30,671	12,439
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A	32	11
Wells Fargo Small Company Growth Fund - Administrator Class	8,778	1,751
Wells Fargo Special Small Cap Value Fund - Class A	8,960	13,561

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB Growth and Income Fund, Inc.:
AB Relative Value Fund - Class A	2,540	2,840	(300)	8,929	9,680	(751)
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	2,023	2,392	(369)	1,373	7,297	(5,924)
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	323,536	118,855	204,681	401,044	68,503	332,541
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	26,145	14,496	11,649	16,360	9,834	6,526
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	25,794	41,930	(16,136)	165,589	181,404	(15,815)
Invesco Small Cap Growth Fund - Class A	385	398	(13)	3,612	3,220	392
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	11,950	16,161	(4,211)	21,763	19,139	2,624
AIM Investment Funds:
Invesco Endeavor Fund - Class A	366	273	93	1,013	978	35
Invesco Global Health Care Fund - Investor Class	400	64	336	2,639	4,250	(1,611)
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	18,274	4,268	14,006	31,227	20,055	11,172
AIM Sector Funds:
Invesco American Value Fund - Class R5	16,141	6,992	9,149	23,231	24,568	(1,337)
Invesco Energy Fund - Class R5	18,250	28,451	(10,201)	32,808	18,650	14,158
Invesco Small Cap Value Fund - Class A	278	2,313	(2,035)	14,193	20,637	(6,444)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	933,783	940,853	(7,070)	14,312,005	14,321,443	(9,438)
Invesco V.I. Core Equity Fund - Series I Shares	232,986	403,895	(170,909)	1,873,818	2,097,450	(223,632)
Alger Funds:
Alger Capital Appreciation Fund - Class A	1,001	500	501	27,190	45,773	(18,583)
Alger Funds II:
Alger Responsible Investing Fund - Class A	107,288	79,216	28,072	221,818	186,713	35,105

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	388	320	68	13,501	13,694	(193)
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	—	—	408	408	—
AllianzGI NFJ Small-Cap Value Fund - Class A	2,174	5,013	(2,839)	19,840	26,560	(6,720)
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	340,170	381,873	(41,703)	1,922,544	1,979,033	(56,489)
Amana Income Fund - Investor Class	352,927	564,246	(211,319)	3,026,912	3,280,698	(253,786)
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	36,918	39,504	(2,586)	210,527	296,617	(86,090)
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	33,937	28,383	5,554	15,145	9,373	5,772
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	441,789	608,168	(166,379)	2,881,063	2,157,923	723,140
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	39,906	54,342	(14,436)	49,153	69,084	(19,931)
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	16,664	20,878	(4,214)	134,583	172,167	(37,584)
Fundamental InvestorsSM - Class R-4	825,392	1,108,120	(282,728)	6,384,534	5,982,682	401,852
American Mutual Fund®:
American Mutual Fund® - Class R-4	114,454	48,063	66,391	650,194	536,719	113,475
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	145,169	420,367	(275,198)	1,620,035	2,007,695	(387,660)
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	2,692	4,370	(1,678)	22,933	24,815	(1,882)
Ariel Fund - Investor Class	122,554	139,375	(16,821)	580,691	662,681	(81,990)
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	157,440	298,813	(141,373)	1,263,946	1,368,337	(104,391)
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	24,645	27,453	(2,808)	61,119	88,049	(26,930)
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	259,208	62,971	196,237	328,339	152,999	175,340
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	755,383	515,560	239,823	2,609,624	2,152,093	457,531

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares	3,374	3,621	(247)	22,320	17,049	5,271
BlackRock Mid Cap Dividend Fund - Investor A Shares	69,089	109,706	(40,617)	403,297	473,918	(70,621)
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	289,558	267,961	21,597	1,048,188	1,040,421	7,767
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	416,831	494,473	(77,642)	1,287,247	1,465,938	(178,691)
Capital Income Builder®:
Capital Income Builder® - Class R-4	183,827	126,156	57,671	541,397	442,640	98,757
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	10,249	11,660	(1,411)	44,832	56,580	(11,748)
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	5,524	250	5,274	—	—	—
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	111,978	188,383	(76,405)	734,315	769,179	(34,864)
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A	90	143	(53)	3,513	3,113	400
ColumbiaSM Acorn® Fund - Class Z	92	—	92	219	143	76
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A	50,526	74,206	(23,680)	644,444	685,480	(41,036)
Columbia Select Mid Cap Value Fund - Institutional Class	—	—	—	114	114	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	530	1,626	(1,096)	14,504	14,527	(23)
Davis Series Inc.:
Davis Financial Fund - Class Y	6,910	6,341	569	4,645	5,260	(615)
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	230,617	73,531	157,086	278,864	40,216	238,648
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	54,456	100,588	(46,132)	419,719	358,056	61,663
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	559	1,491	(932)	3,575	2,645	930

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Deutsche DWS Investments VIT Funds:
Deutsche Equity 500 Index Fund - Class S	4,855	6,669	(1,814)	28,663	34,468	(5,805)
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	47,210	10,042	37,168	33,069	20,987	12,082
Emerging Markets Core Equity Portfolio - Institutional Class	79,667	30,194	49,473	69,694	9,313	60,381
U.S. Targeted Value Portfolio - Institutional Class	292,340	130,569	161,771	378,682	86,903	291,779
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	1,717	1,598	119	14,131	18,781	(4,650)
Dodge & Cox Stock Fund	1,174	710	464	10,313	17,284	(6,971)
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	—	—	—	75	75	—
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	46,193	73,788	(27,595)	274,255	355,952	(81,697)
EuroPacific Growth Fund® - Class R-4	1,854,415	2,594,183	(739,768)	13,090,885	12,925,932	164,953
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares	280	118	162	22	—	22
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	58,499	34,995	23,504	119,859	87,042	32,817
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,282,938	3,158,805	(875,867)	9,163,602	9,795,182	(631,580)
Fidelity® VIP Growth Portfolio - Initial Class	2,025,621	2,577,802	(552,181)	24,084,291	24,191,217	(106,926)
Fidelity® VIP High Income Portfolio - Initial Class	63,483	100,320	(36,837)	127,010	314,303	(187,293)
Fidelity® VIP Overseas Portfolio - Initial Class	219,286	378,218	(158,932)	1,260,528	1,250,596	9,932
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	5,241,249	8,158,655	(2,917,406)	21,145,938	23,238,840	(2,092,902)
Fidelity® VIP Index 500 Portfolio - Initial Class	509,141	450,626	58,515	640,513	399,423	241,090
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	—	169	(169)	169	401	(232)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	25,178	51,771	(26,593)	34,044	204,012	(169,968)
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	19,255	30,968	(11,713)	98,614	98,591	23

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	7,523	6,389	1,134	27,401	23,729	3,672
Franklin Natural Resources Fund - Advisor Class	928	3,047	(2,119)	5,984	6,551	(567)
Franklin Small-Mid Cap Growth Fund - Class A	11,452	12,856	(1,404)	22,077	21,258	819
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	738,743	1,148,874	(410,131)	3,236,347	3,631,635	(395,288)
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR	4,181	6,991	(2,810)	7,780	5,021	2,759
Growth Fund of America®:
Growth Fund of America® - Class R-3	91,390	144,684	(53,294)	561,729	666,825	(105,096)
Growth Fund of America® - Class R-4	1,549,568	2,301,436	(751,868)	13,430,309	13,900,242	(469,933)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—	—	7	7	—
The Hartford Dividend And Growth Fund - Class R4	32	—	32	315	296	19
The Hartford International Opportunities Fund - Class R4	77,770	39,116	38,654	190,727	99,945	90,782
Income Fund of America®:
Income Fund of America® - Class R-3	21,310	36,023	(14,713)	89,875	94,775	(4,900)
Ivy Funds:
Ivy Science and Technology Fund - Class Y	574,692	351,992	222,700	1,125,152	697,442	427,710
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	—	77	(77)	565	513	52
Janus Henderson Enterprise Portfolio - Institutional Shares	146	614	(468)	4,356	4,338	18
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	72	(72)	2,630	2,598	32
Janus Henderson Global Research Portfolio - Institutional Shares	25	66	(41)	2,125	2,110	15
Janus Henderson Research Portfolio - Institutional Shares	61	58	3	1,877	1,814	63
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class	53,643	28,962	24,681	102,306	70,487	31,819
JPMorgan Government Bond Fund - Select Class	132,583	69,047	63,536	68,242	97,758	(29,516)
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	32,328	35,727	(3,399)	88,948	40,774	48,174
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	12,149	22,834	(10,685)	64,087	56,179	7,908

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	3,251	46,884	(43,633)	50,363	46,261	4,102
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	44,320	157,519	(113,199)	778,885	857,571	(78,686)
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	9,991	11,494	(1,503)	17,507	91,790	(74,283)
Loomis Sayles Value Fund - Class Y	602	2,970	(2,368)	3,502	3,336	166
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	356	732	(376)	8,399	13,343	(4,944)
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	161	691	(530)	4,511	4,548	(37)
Lord Abbett Short Duration Income Fund - Class R4	479,573	287,629	191,944	794,199	663,413	130,786
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	16,185	16,337	(152)	37,544	38,311	(767)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	1,590	2,878	(1,288)	32,294	42,416	(10,122)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	6,812	5,875	937	15,538	17,053	(1,515)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	620,578	1,011,079	(390,501)	2,624,908	3,345,309	(720,401)
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	—	—	—	75	75	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	576	423	153	4,378	6,182	(1,804)
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I	564,090	209,346	354,744	643,703	104,997	538,706
Metropolitan West Total Return Bond Fund - Class M	527,675	516,521	11,154	2,346,036	2,070,113	275,923
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	5,940	5,016	924	10,049	6,843	3,206
MFS® Series Trust X:
MFS® International Value Fund - Class R3	25,827	18,295	7,532	49,497	30,480	19,017

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	16,490	12,322	4,168	35,895	53,923	(18,028)
Neuberger Berman Sustainable Equity Fund - Institutional Class	50,656	22,716	27,940	78,854	15,780	63,074
Neuberger Berman Sustainable Equity Fund - Trust Class	59,842	96,469	(36,627)	784,456	807,793	(23,337)
New Perspective Fund®:
New Perspective Fund® - Class R-3	17,607	23,930	(6,323)	86,269	92,400	(6,131)
New Perspective Fund® - Class R-4	1,356,106	1,262,387	93,719	6,909,511	5,803,888	1,105,623
New World Fund®, Inc.:
New World Fund® - Class R-4	40,760	23,111	17,649	140,337	90,059	50,278
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	24,624	40,227	(15,603)	57,765	61,984	(4,219)
Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund - Class A	71	235	(164)	3,827	4,148	(321)
Oppenheimer Developing Markets Fund - Class A	562,912	880,372	(317,460)	3,743,495	2,741,679	1,001,816
Oppenheimer Developing Markets Fund - Class Y	499,443	700,702	(201,259)	4,299,834	4,038,745	261,089
Oppenheimer Gold & Special Minerals Fund - Class A	9,617	9,365	252	9,559	8,431	1,128
Oppenheimer Integrity Funds:
Oppenheimer International Bond Fund - Class A	3,687	4,988	(1,301)	15,628	17,292	(1,664)
Oppenheimer International Growth Fund - Class Y	18,344	5,689	12,655	39,455	25,832	13,623
Oppenheimer International Small-Mid Company Fund - Class Y	16,479	17,187	(708)	57,020	49,287	7,733
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund® - Class A	29,167	12,829	16,338	52,262	4,594	47,668
Oppenheimer Main Street Fund®/VA	41,101	41,520	(419)	41,935	42,368	(433)
Oppenheimer Main Street Small Cap Fund®/VA	178,407	236,418	(58,011)	1042970	1107184	-64214
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	10,451	10,557	(106)	10,935	11,049	(114)
Oppenheimer Global Fund/VA	94	438	(344)	6,161	6,226	(65)
Oppenheimer Global Strategic Income Fund/VA	—	—	—	3,938	3,938	—
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	267,500	196,306	71,194	485,485	378,817	106,668
Pax World Funds Series Trust I:
Pax Balanced Fund - Investor Class	162,436	292,297	(129,861)	1,747,650	1,879,638	(131,988)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	96,633	65,926	30,707	304,193	335,100	(30,907)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	581,573	1,160,188	(578,615)	5,554,438	6,859,876	(1,305,438)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	43,201	148,991	(105,790)	125,601	178,928	(53,327)
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	17,457	19,970	(2,513)	124,605	147,232	(22,627)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	33,199	25,903	7,296	44,501	83,934	(39,433)
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	—	—	8	8	—
Pioneer High Yield VCT Portfolio - Class I	95,021	316,062	(221,041)	1,077,628	1,112,387	(34,759)
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	2,847	964	1,883	10,846	9,391	1,455
RiverSource® Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class	1,218,739	320,693	898,046	7,660	14,386	(6,726)
Columbia Large Cap Value Fund - Class K	22,816	696,534	(673,718)	755,772	734,470	21,302
Royce Fund:
Royce Total Return Fund - K Class	1,446	830	616	139	126	13
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	202,644	159,788	42,856	582,840	585,032	(2,192)
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	247,719	266,195	(18,476)	1,591,724	1,256,399	335,325
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	411,370	167,826	243,544	543,270	83,397	459,873
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	1,390	7,933	(6,543)	50,090	57,540	(7,450)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	3,609	2,358	1,251	22,260	19,433	2,827
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	200,181	179,012	21,169	681,891	685,879	(3,988)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	2,867	2,589	278	37,267	42,247	(4,980)
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	218,255	536,138	(317,883)	2,746,252	2,744,708	1,544
Templeton Global Bond Fund - Class A	790,482	1,112,094	(321,612)	6,549,145	6,623,471	(74,326)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	3,134	5,145	(2,011)	7,239	4,154	3,085
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	7	—	7	192	205	(13)
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	287,860	107,570	180,290	312,572	63,084	249,488
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	2,210,557	1,705,477	505,080	4,709,398	5,205,893	(496,495)
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Investor Shares	60	38	22	—	—	—
Vanguard Index Funds:
Vanguard® Total International Stock Index Fund - Investor Shares	2	1	1	—	—	—
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	150	—	150	4,743	4,559	184
Equity Income Portfolio	384	595	(211)	7,458	8,964	(1,506)
Small Company Growth Portfolio	178	24	154	1,501	1,345	156
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	18,447	3,677	14,770	38,088	23,344	14,744
Victory Sycamore Established Value Fund - Class A	137,810	37,383	100,427	137,269	15,405	121,864
Victory Sycamore Small Company Opportunity Fund - Class R	82	1,744	(1,662)	3,649	3,256	393
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	6,742,832	7,575,146	(832,314)	10,175,837	11,029,989	(854,152)
Voya Equity Trust:
Voya Large-Cap Growth Fund - Class A	109	8,629	(8,520)	16,899	15,794	1,105
Voya Large Cap Value Fund - Class A	487	4,659	(4,172)	13,138	9,087	4,051
Voya Real Estate Fund - Class A	4,667	5,070	(403)	36,892	41,004	(4,112)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Funds Trust:
Voya Floating Rate Fund - Class A	187,063	33,201	153,862	64,977	4,335	60,642
Voya GNMA Income Fund - Class A	61,854	92,151	(30,297)	305,392	316,624	(11,232)
Voya Intermediate Bond Fund - Class A	26,962	25,157	1,805	80,308	78,017	2,291
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	8,682,857	10,545,203	(1,862,346)	45,977,599	47,209,399	(1,231,800)
Voya Intermediate Bond Portfolio - Class S	3,841	36,157	(32,316)	4,874	12,653	(7,779)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	50,964	74,097	(23,133)	241,772	547,022	(305,250)
Voya High Yield Portfolio - Adviser Class	703	456	247	34	200	(166)
Voya High Yield Portfolio - Institutional Class	452,830	646,153	(193,323)	2,685,458	2,297,290	388,168
Voya High Yield Portfolio - Service Class	192,320	241,528	(49,208)	1,355,493	1,397,432	(41,939)
Voya Large Cap Growth Portfolio - Adviser Class	95	2,668	(2,573)	65	570	(505)
Voya Large Cap Growth Portfolio - Institutional Class	3,215,071	4,844,168	(1,629,097)	21,972,507	22,713,257	(740,750)
Voya Large Cap Growth Portfolio - Service Class	136,077	98,030	38,047	646,156	545,707	100,449
Voya Large Cap Value Portfolio - Adviser Class	—	293	(293)	6	188	(182)
Voya Large Cap Value Portfolio - Institutional Class	4,399,552	6,915,673	(2,516,121)	20,383,416	22,412,366	(2,028,950)
Voya Large Cap Value Portfolio - Service Class	16,267	37,742	(21,475)	—	—	—
Voya Limited Maturity Bond Portfolio - Adviser Class	462	65	397	86	—	86
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	1,228,511	1,867,784	(639,273)	743,614	872,540	(128,926)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	996	22,913	(21,917)	30,422	32,097	(1,675)
Voya U.S. Stock Index Portfolio - Institutional Class	267,834	238,350	29,484	790,828	548,231	242,597
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	385	1,438	(1,053)	205	1,817	(1,612)
VY® Clarion Global Real Estate Portfolio - Adviser Class	8	457	(449)	20	2,621	(2,601)
VY® Clarion Global Real Estate Portfolio - Institutional Class	583,017	1,268,139	(685,122)	4,150,370	4,908,758	(758,388)
VY® Clarion Real Estate Portfolio - Adviser Class	—	273	(273)	—	3,180	(3,180)
VY® Clarion Real Estate Portfolio - Institutional Class	1,463,723	1,478,067	(14,344)	—	2,604,592	(2,604,592)
VY® Clarion Real Estate Portfolio - Service Class	238,155	874,112	(635,957)	—	3,882,790	(3,882,790)
VY® Invesco Growth and Income Portfolio - Institutional Class	202,583	264,268	(61,685)	2,026,507	1,885,225	141,282
VY® Invesco Growth and Income Portfolio - Service Class	155,878	271,113	(115,235)	1,687,128	1,639,203	47,925
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	551	1,383	(832)	752	8,101	(7,349)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	102,288	196,283	(93,995)	209,399	663,174	(453,775)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	301,101	437,189	(136,088)	1,319,753	1,192,028	127,725
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	413	1,338	(925)	665	4	661
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	339,333	270,162	69,171	2,369,423	2,325,065	44,358
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	279,952	265,596	14,356	1,316,678	1,244,351	72,327
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	56	2,105	(2,049)	81	1,469	(1,388)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	—	9,463	(9,463)	—	1,881	(1,881)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	2,291,923	1,789,593	502,330	19,279,743	18,722,477	557,266
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	5,231,426	5,492,918	(261,492)	34,911,145	33,516,092	1,395,053
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	4,404	14,884	(10,480)	1,078	17,070	(15,992)
VY® T. Rowe Price Equity Income Portfolio - Service Class	997,078	1,218,288	(221,210)	5,591,101	5,947,268	(356,167)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	794	120	674	91	1,318	(1,227)
VY® T. Rowe Price International Stock Portfolio - Service Class	80,119	120,148	(40,029)	—	562,599	(562,599)
VY® Templeton Global Growth Portfolio - Institutional Class	2,953	7,620	(4,667)	—	46,428	(46,428)
VY® Templeton Global Growth Portfolio - Service Class	53,699	112,188	(58,489)	—	486,858	(486,858)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	24,561,612	23,410,403	1,151,209	19,999,995	20,476,082	(476,087)
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	365	241	124	7,845	13,116	(5,271)
Voya Multi-Manager International Small Cap Fund - Class A	2,293	4,251	(1,958)	15,157	15,450	(293)
Voya Multi-Manager International Small Cap Fund - Class I	144,671	125,061	19,610	190,571	79,986	110,585
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	1,754	719	1,035	5,920,540	6,347,295	(426,755)
Voya Global Bond Portfolio - Initial Class	4,754,221	5,011,738	(257,517)	—	—	—
Voya Global Bond Portfolio - Service Class	27,893	41,635	(13,742)	—	74,475	(74,475)
Voya Index Solution 2025 Portfolio - Initial Class	166,873	132,294	34,579	287,219	214,541	72,678
Voya Index Solution 2025 Portfolio - Service Class	46,263	33,408	12,855	—	—	—
Voya Index Solution 2025 Portfolio - Service 2 Class	55,739	145,253	(89,514)	332,264	363,714	(31,450)
Voya Index Solution 2035 Portfolio - Initial Class	209,775	70,155	139,620	490,932	419,708	71,224
Voya Index Solution 2035 Portfolio - Service Class	52,591	17,799	34,792	334,448	276,172	58,276
Voya Index Solution 2035 Portfolio - Service 2 Class	54,256	89,312	(35,056)	192,638	228,558	(35,920)
Voya Index Solution 2045 Portfolio - Initial Class	170,219	118,600	51,619	431,161	335,562	95,599

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc.(continued):
Voya Index Solution 2045 Portfolio - Service Class	38,706	3,866	34,840	165,222	123,991	41,231
Voya Index Solution 2045 Portfolio - Service 2 Class	59,644	93,885	(34,241)	202,018	220,860	(18,842)
Voya Index Solution 2055 Portfolio - Initial Class	146,032	65,907	80,125	263,648	200,652	62,996
Voya Index Solution 2055 Portfolio - Service Class	49,871	28,560	21,311	130,045	89,446	40,599
Voya Index Solution 2055 Portfolio - Service 2 Class	55,536	55,690	(154)	98,461	84,212	14,249
Voya Index Solution Income Portfolio - Initial Class	60,736	100,971	(40,235)	142,735	109,445	33,290
Voya Index Solution Income Portfolio - Service Class	17,270	17,768	(498)	69,290	68,297	993
Voya Index Solution Income Portfolio - Service 2 Class	33,518	48,263	(14,745)	115,828	114,927	901
Voya Solution 2025 Portfolio - Adviser Class	269	1,040	(771)	216	186	30
Voya Solution 2025 Portfolio - Initial Class	167,477	132,519	34,958	735,742	221,790	513,952
Voya Solution 2025 Portfolio - Service Class	1,548,805	2,165,537	(616,732)	8,580,705	9,102,091	(521,386)
Voya Solution 2025 Portfolio - Service 2 Class	221,827	237,844	(16,017)	881,871	1,099,892	(218,021)
Voya Solution 2035 Portfolio - Adviser Class	241	1,320	(1,079)	73	—	73
Voya Solution 2035 Portfolio - Initial Class	174,676	56,333	118,343	484,463	214,043	270,420
Voya Solution 2035 Portfolio - Service Class	1,342,086	1,706,633	(364,547)	8,228,992	8,472,120	(243,128)
Voya Solution 2035 Portfolio - Service 2 Class	291,368	295,918	(4,550)	1,041,089	1,208,160	(167,071)
Voya Solution 2045 Portfolio - Adviser Class	33	678	(645)	40	580	(540)
Voya Solution 2045 Portfolio - Initial Class	166,443	122,344	44,099	506,408	211,284	295,124
Voya Solution 2045 Portfolio - Service Class	1,101,549	1,737,240	(635,691)	5,889,907	5,970,694	(80,787)
Voya Solution 2045 Portfolio - Service 2 Class	162,254	158,821	3,433	623,878	795,685	(171,807)
Voya Solution 2055 Portfolio - Initial Class	66,358	31,097	35,261	128,903	69,549	59,354
Voya Solution 2055 Portfolio - Service Class	475,658	466,888	8,770	1,362,507	1,209,641	152,866
Voya Solution 2055 Portfolio - Service 2 Class	75,929	58,437	17,492	159,117	173,959	(14,842)
Voya Solution Balanced Portfolio - Service Class	82,776	141,546	(58,770)	498,913	437,253	61,660
Voya Solution Income Portfolio - Adviser Class	—	1,331	(1,331)	—	16,041	(16,041)
Voya Solution Income Portfolio - Initial Class	145,605	188,592	(42,987)	820,601	676,651	143,950
Voya Solution Income Portfolio - Service Class	541,335	1,181,620	(640,285)	3,505,652	4,329,875	(824,223)
Voya Solution Income Portfolio - Service 2 Class	103,201	164,549	(61,348)	542,089	630,513	(88,424)
Voya Solution Moderately Conservative Portfolio - Service Class	81,321	144,038	(62,717)	632,079	604,323	27,756
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	21	950	(929)	25	362	(337)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	244,819	260,725	(15,906)	1,872,909	1,758,465	114,444

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
VY® American Century Small-Mid Cap Value Portfolio - Service Class	684,409	842,315	(157,906)	3,822,518	3,854,720	(32,202)
VY® Baron Growth Portfolio - Adviser Class	974	5,067	(4,093)	886	1,204	(318)
VY® Baron Growth Portfolio - Service Class	1,229,102	1,339,128	(110,026)	5,987,318	6,996,800	(1,009,482)
VY® Columbia Contrarian Core Portfolio - Service Class	372,988	429,177	(56,189)	487,739	540,019	(52,280)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	735	(735)	—	426	(426)
VY® Columbia Small Cap Value II Portfolio - Service Class	55,164	69,093	(13,929)	407,665	445,835	(38,170)
VY® Invesco Comstock Portfolio - Adviser Class	732	8,391	(7,659)	555	2,237	(1,682)
VY® Invesco Comstock Portfolio - Service Class	623,188	865,910	(242,722)	2,663,433	2,901,782	(238,349)
VY® Invesco Equity and Income Portfolio - Adviser Class	15,305	18,175	(2,870)	19	8,423	(8,404)
VY® Invesco Equity and Income Portfolio - Initial Class	1,687,901	3,385,785	(1,697,884)	11,458,137	12,859,458	(1,401,321)
VY® Invesco Equity and Income Portfolio - Service Class	13,576	36,766	(23,190)	174,835	192,306	(17,471)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	665	3,261	(2,596)	356	1,706	(1,350)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	96,404	190,395	(93,991)	954,397	164,125	790,272
VY® JPMorgan Mid Cap Value Portfolio - Service Class	568,040	780,619	(212,579)	2,674,107	2,819,484	(145,377)
VY® Oppenheimer Global Portfolio - Adviser Class	594	8,906	(8,312)	698	2,876	(2,178)
VY® Oppenheimer Global Portfolio - Initial Class	3,217,060	5,185,833	(1,968,773)	19,495,737	21,278,566	(1,782,829)
VY® Oppenheimer Global Portfolio - Service Class	4,429	7,033	(2,604)	64,663	58,653	6,010
VY® Pioneer High Yield Portfolio - Initial Class	902,814	957,110	(54,296)	3,289,029	3,120,237	168,792
VY® Pioneer High Yield Portfolio - Service Class	6,703	16,221	(9,518)	35,523	57,682	(22,159)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	169	1,091	(922)	307	2,496	(2,189)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	1,995,216	3,110,321	(1,115,105)	12,434,802	13,371,869	(937,067)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	7,369	10,717	(3,348)	59,487	56,675	2,812
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	4,016	27,807	(23,791)	10,333	4,496	5,837
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	4,040,160	4,348,348	(308,188)	19,354,569	19,458,696	(104,127)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	25,630	41,004	(15,374)	146,571	167,823	(21,252)
VY® Templeton Foreign Equity Portfolio - Adviser Class	888	1,979	(1,091)	590	3,295	(2,705)
VY® Templeton Foreign Equity Portfolio - Initial Class	1,922,756	2,696,545	(773,789)	9,083,840	9,707,886	(624,046)
VY® Templeton Foreign Equity Portfolio - Service Class	4,610	11,503	(6,893)	4,523	11,888	(7,365)
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	186,564	115,413	71,151	650,964	512,612	138,352

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	916,794	965,008	(48,214)	1,739,178	1,949,308	(210,130)
Voya Strategic Allocation Growth Portfolio - Class I	471,427	685,366	(213,939)	2,925,875	3,261,295	(335,420)
Voya Strategic Allocation Moderate Portfolio - Class I	901,240	1,151,914	(250,674)	3,291,335	3,559,495	(268,160)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	1,106	6,837	(5,731)	356	5,651	(5,295)
Voya Growth and Income Portfolio - Class I	9,301,928	12,386,080	(3,084,152)	32,973,585	35,866,051	(2,892,466)
Voya Growth and Income Portfolio - Class S	2,972	8,570	(5,598)	16,160	17,728	(1,568)
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	2,978,563	3,607,774	(629,211)	8,823,171	10,291,410	(1,468,239)
Voya Global Equity Portfolio - Class S	74,787	159,547	(84,760)	122,865	192,988	(70,123)
Voya Index Plus LargeCap Portfolio - Class I	2,808,901	3,151,649	(342,748)	29,026,729	29,888,110	(861,381)
Voya Index Plus LargeCap Portfolio - Class S	366	589	(223)	1,175	8,148	(6,973)
Voya Index Plus MidCap Portfolio - Class I	1,331,123	2,104,075	(772,952)	12,337,673	13,400,105	(1,062,432)
Voya Index Plus MidCap Portfolio - Class S	16	47	(31)	8	9,895	(9,887)
Voya Index Plus SmallCap Portfolio - Class I	626,938	980,858	(353,920)	11,914,613	12,576,781	(662,168)
Voya Index Plus SmallCap Portfolio - Class S	33	706	(673)	23	4,607	(4,584)
Voya International Index Portfolio - Class I	1,194,503	1,011,520	182,983	4,195,210	3,817,971	377,239
Voya International Index Portfolio - Class S	24	90	(66)	94	21	73
Voya Russell™ Large Cap Growth Index Portfolio - Class I	1,300,333	1,158,973	141,360	10,616,872	10,334,269	282,603
Voya Russell™ Large Cap Growth Index Portfolio - Class S	30,893	23,626	7,267	43,693	45,589	(1,896)
Voya Russell™ Large Cap Index Portfolio - Class I	1,591,999	1,014,378	577,621	7,264,610	6,824,466	440,144
Voya Russell™ Large Cap Index Portfolio - Class S	129,243	129,156	87	155,297	156,666	(1,369)
Voya Russell™ Large Cap Value Index Portfolio - Class I	3,411	5,966	(2,555)	9,904	5,297	4,607
Voya Russell™ Large Cap Value Index Portfolio - Class S	150,542	141,998	8,544	848,441	808,167	40,274
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	114,308	108,684	5,624	589,492	575,658	13,834
Voya Russell™ Mid Cap Index Portfolio - Class I	1,307,304	1,464,644	(157,340)	9,311,229	6,581,476	2,729,753
Voya Russell™ Small Cap Index Portfolio - Class I	1,059,747	737,370	322,377	4,288,308	2,782,762	1,505,546
Voya Small Company Portfolio - Class I	1,288,863	1,722,520	(433,657)	—	—	—
Voya Small Company Portfolio - Class S	309	20	289	598	10,926	(10,328)
Voya U.S. Bond Index Portfolio - Class I	517,873	446,971	70,902	1,587,504	1,647,823	(60,319)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	1,003,860	1,238,215	(234,355)	9,753,311	7,095,170	2,658,141
Voya MidCap Opportunities Portfolio - Class S	7,052	7,165	(113)	41,471	49,801	(8,330)
Voya SmallCap Opportunities Portfolio - Class I	581,289	648,097	(66,808)	2,862,258	2,691,924	170,334
Voya SmallCap Opportunities Portfolio - Class S	1,178	680	498	308	546	(238)
Wanger Advisors Trust:
Wanger International	367,937	566,517	(198,580)	3,397,213	3,923,124	(525,911)
Wanger Select	178,604	475,320	(296,716)	2,410,241	2,575,521	(165,280)
Wanger USA	552,835	537,821	15,014	2,800,081	2,856,231	(56,150)
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	14,184	28,523	(14,339)	130,867	141,495	(10,628)
Washington Mutual Investors FundSM - Class R-4	1,653,844	1,271,247	382,597	6,536,531	5,972,514	564,017
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A	539	564	(25)	7,360	9,471	(2,111)
Wells Fargo Small Company Growth Fund - Administrator Class	612,757	197,735	415,022	115,156	87,545	27,611
Wells Fargo Special Small Cap Value Fund - Class A	148,903	363,027	(214,124)	1,255,383	1,443,352	(187,969)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2018, 2017, 2016, 2015, and 2014, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AB Relative Value Fund - Class A
2018		8	$22.43	to	$23.46	$174	1.10%	0.60%	to	0.90%	-6.66%	to	-6.57%
2017		8	$24.03	to	$24.37	$191	0.81%	0.80%	to	0.90%	17.68%	to	17.79%
2016		9	$20.42	to	$20.69	$178	1.75%	0.80%	to	0.90%	10.14%	to	10.29%
2015		9	$18.54	to	$18.76	$169	1.08%	0.80%	to	0.90%	0.32%	to	0.37%
2014		11	$18.09	to	$18.90	$201	1.04%	0.70%	to	1.10%	7.61%	to	7.97%
AB VPS Growth and Income Portfolio - Class A
2018		24	$23.22	to	$23.56	$572	1.01%	1.15%	to	1.25%	-6.82%	to	-6.69%
2017		25	$24.91	to	$25.25	$622	1.26%	1.15%	to	1.25%	17.49%	to	17.55%
2016		31	$21.21	to	$21.48	$655	0.95%	1.15%	to	1.25%	9.90%	to	10.04%
2015		25	$19.30	to	$19.52	$484	1.51%	1.15%	to	1.25%	0.47%	to	0.57%
2014		23	$19.21	to	$19.41	$443	1.43%	1.15%	to	1.25%	8.16%	to	8.25%
Aberdeen International Equity Fund - Institutional Class
2018		1,322		$9.42		$12,452	2.69%		—			-15.14%
2017		1,117		$11.10		$12,399	1.56%		—			26.28%
2016		784		$8.79		$6,893	2.63%		—			6.55%
2015	07/14/2015	249		$8.25		$2,052	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Invesco Floating Rate Fund - Class R5
2018		26	$10.57	to	$11.13	$279	5.52%	0.30%	to	1.40%	-1.49%	to	-0.27%
2017		14	$10.73	to	$11.16	$156	4.09%	0.30%	to	1.40%	2.88%	to	4.01%
2016		8	$10.42	to	$10.73	$82	4.68%	0.30%	to	1.40%	9.84%	to	10.85%
2015		5	$9.53	to	$9.58	$47	5.06%	0.95%	to	1.25%	-3.74%	to	-3.43%
2014	07/29/2014	3	$9.90	to	$9.92	$32	(a)	0.95%	to	1.25%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Mid Cap Core Equity Fund - Class A
2018		155	$18.25	to	$23.35	$3,104	0.11%	0.15%	to	1.60%	-13.30%	to	-12.09%
2017		171	$21.05	to	$26.80	$3,949	0.14%	0.15%	to	1.70%	13.12%	to	14.86%
2016		187	$18.57	to	$23.53	$3,791	0.29%	0.15%	to	1.70%	10.34%	to	11.81%
2015		197	$16.83	to	$21.22	$3,609	—	0.15%	to	1.60%	-5.87%	to	-4.45%
2014		211	$17.86	to	$22.40	$4,057	—	0.15%	to	1.70%	2.73%	to	4.35%
Invesco Small Cap Growth Fund - Class A
2018		3		$29.21		$91	—		1.00%			9.90%
2017		3		$32.42		$102	—		1.00%			23.68%
2016		3		$26.22		$72	—		1.00%			10.21%
2015		3		$23.79		$75	—		1.00%			(2.82)%
2014		4		$24.48		$90	—		1.00%			6.57%
Invesco International Growth Fund - Class R5
2018		46	$9.52	to	$11.79	$523	1.16%	0.75%	to	0.95%	-15.90%	to	-15.67%
2017		50	$11.32	to	$13.98	$686	2.17%	0.75%	to	0.95%		21.99%
2016		48		$11.46		$547	1.69%		0.85%			-1.38%
2015		39		$11.62		$453	1.63%		0.85%			-3.09%
2014		34		$11.99		$408	1.92%		0.95%			-0.75%
Invesco Endeavor Fund - Class A
2018		1	$19.58	to	$20.47	$14	—	0.45%	to	0.95%	-17.87%	to	-17.46%
2017		1	$23.84	to	$24.80	$15	—	0.45%	to	0.95%	16.55%	to	16.93%
2016		1	$20.00	to	$21.21	$12	—	0.45%	to	1.30%	19.26%	to	20.31%
2015		1	$16.77	to	$17.63	$11	—	0.45%	to	1.30%	-11.86%	to	-11.18%
2014		3	$19.14	to	$19.85	$51	—	0.45%	to	1.20%	6.77%	to	7.12%
Invesco Global Health Care Fund - Investor Class
2018		2	$64.01	to	$71.78	$132	—	0.65%	to	1.50%	-1.04%	to	-0.19%
2017		2	$64.67	to	$71.91	$109	—	0.65%	to	1.50%	13.73%	to	14.72%
2016		3	$56.86	to	$62.69	$190	0.19%	0.65%	to	1.50%	-13.02%	to	-12.28%
2015		4	$65.38	to	$71.47	$258	—	0.65%	to	1.50%	1.46%	to	2.32%
2014		6	$64.44	to	$70.86	$442	—	0.50%	to	1.50%	18.56%	to	19.76%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco High Yield Fund - Class R5
2018		51	$10.28	to	$10.82	$533	5.54%	0.30%	to	1.40%	-4.64%	to	-3.57%
2017		37	$10.78	to	$11.22	$405	5.31%	0.30%	to	1.40%	5.17%	to	6.35%
2016		26	$10.25	to	$10.55	$269	5.73%	0.30%	to	1.40%	10.10%	to	11.29%
2015		16	$9.31	to	$9.48	$153	6.38%	0.30%	to	1.40%	-4.12%	to	-3.07%
2014	08/06/2014	4	$9.71	to	$9.77	$35	(a)	0.40%	to	1.40%		(a)
Invesco American Value Fund - Class R5
2018		72	$10.43	to	$10.85	$754	0.92%	0.55%	to	1.40%	-13.80%	to	-13.41%
2017		62	$12.10	to	$12.30	$761	1.02%	0.95%	to	1.40%	8.33%	to	8.75%
2016		64	$11.17	to	$11.31	$717	0.48%	0.95%	to	1.40%	14.45%	to	15.06%
2015		85	$9.76	to	$9.83	$830	0.19%	0.95%	to	1.40%	-9.88%	to	-9.48%
2014	06/16/2014	21	$10.83	to	$10.86	$231	(a)	0.95%	to	1.40%		(a)
Invesco Energy Fund - Class R5
2018		10	$4.27	to	$4.49	$44	2.41%	0.30%	to	1.40%	-27.50%	to	-26.75%
2017		20	$5.89	to	$6.13	$122	4.30%	0.30%	to	1.40%	-9.10%	to	-8.51%
2016		6	$6.48	to	$6.58	$40	2.29%	0.80%	to	1.40%	23.43%	to	24.01%
2015		2	$5.25	to	$5.29	$9	—	0.95%	to	1.40%	-30.09%	to	-29.75%
2014	08/27/2014	—	$7.51	to	$7.53	—	(a)	1.05%	to	1.40%		(a)
Invesco Small Cap Value Fund - Class A
2018		2	$23.68	to	$27.24	$60	—	0.20%	to	1.65%	-26.53%	to	-25.43%
2017		4	$32.23	to	$36.53	$152	—	0.20%	to	1.65%	16.35%	to	17.46%
2016		11	$27.70	to	$30.71	$318	0.18%	0.30%	to	1.65%	16.34%	to	17.59%
2015		12	$23.81	to	$26.22	$305	—	0.20%	to	1.65%	-10.32%	to	-8.99%
2014		15	$26.40	to	$28.81	$423	—	0.20%	to	1.75%	5.31%	to	6.90%
Invesco V.I. American Franchise Fund - Series I Shares
2018		553	$17.91	to	$72.66	$26,539	—	0.00%	to	1.50%	-5.06%	to	-3.62%
2017		560	$18.86	to	$75.39	$28,558	—	0.00%	to	1.50%	25.44%	to	27.33%
2016		569	$15.03	to	$59.21	$23,516	—	0.00%	to	1.50%	0.74%	to	2.28%
2015		652	$14.92	to	$57.89	$26,133	—	0.00%	to	1.50%	3.40%	to	5.01%
2014		686	$14.43	to	$55.13	$27,172	0.04%	0.00%	to	1.50%	6.83%	to	8.52%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. Core Equity Fund - Series I Shares
2018		1,738	$12.62	to	$23.24	$27,039	0.93%	0.00%	to	1.95%	-11.17%	to	-9.39%
2017		1,909	$14.10	to	$25.77	$33,267	1.02%	0.00%	to	1.95%	11.03%	to	13.17%
2016		2,132	$12.61	to	$22.89	$33,203	0.75%	0.00%	to	1.95%	8.06%	to	10.29%
2015		2,339	$11.57	to	$20.86	$33,322	1.13%	0.00%	to	1.95%	-7.56%	to	-5.77%
2014		2,593	$12.43	to	$22.25	$39,632	0.86%	0.00%	to	1.95%	6.04%	to	8.16%
Alger Capital Appreciation Fund - Class A
2018		4	$26.77	to	$28.11	$115	—	0.60%	to	1.15%	-2.12%	to	-1.58%
2017		4	$27.35	to	$28.56	$103	—	0.60%	to	1.15%	30.19%	to	30.41%
2016		22	$20.51	to	$21.90	$481	—	0.60%	to	1.55%	-1.20%	to	-0.37%
2015		56	$20.76	to	$22.48	$1,225	—	0.20%	to	1.55%	5.39%	to	6.04%
2014		64	$20.24	to	$21.20	$1,335	—	0.20%	to	1.15%	11.91%	to	12.55%
Alger Responsible Investing Fund - Class A
2018		234	$15.94	to	$28.81	$6,124	—	0.00%	to	1.50%	-3.15%	to	-1.64%
2017		206	$16.43	to	$29.29	$5,544	—	0.00%	to	1.50%	25.51%	to	27.40%
2016		171	$13.07	to	$22.99	$3,644	—	0.00%	to	1.50%	0.49%	to	2.00%
2015		176	$12.99	to	$22.54	$3,708	—	0.00%	to	1.50%	0.94%	to	2.45%
2014		181	$12.85	to	$22.00	$3,775	—	0.00%	to	1.50%	3.22%	to	4.81%
AllianzGI NFJ Dividend Value Fund - Class A
2018		13	$23.02	to	$23.70	$297	1.91%	0.70%	to	1.00%	-11.02%	to	-10.73%
2017		13	$25.87	to	$26.55	$331	1.88%	0.70%	to	1.00%	14.57%	to	14.89%
2016		13	$22.58	to	$23.11	$293	2.31%	0.70%	to	1.00%	14.68%	to	15.09%
2015		12	$19.69	to	$20.08	$247	2.36%	0.70%	to	1.00%	-9.51%	to	-9.26%
2014		12	$21.76	to	$22.13	$261	1.97%	0.70%	to	1.00%	8.53%	to	8.85%
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
2018		—		$15.13		$6	—		0.80%			-10.10%
2017		—		$16.83		$7	2.04%		0.80%			20.39%
2016		—		$13.98		$6	2.28%		0.80%			13.47%
2015		2		$12.32		$26	3.77%		0.80%			-6.10%
2014		2		$13.12		$27	3.85%		0.80%			10.72%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AllianzGI NFJ Small-Cap Value Fund - Class A
2018		9	$23.12	to	$26.44	$240	2.88%	0.55%	to	1.45%	-20.47%	to	-19.76%
2017		12	$29.07	to	$32.95	$385	0.41%	0.55%	to	1.45%	8.35%	to	9.07%
2016		19	$26.55	to	$30.21	$546	1.36%	0.55%	to	1.55%	21.47%	to	22.26%
2015		22	$21.68	to	$24.71	$535	1.66%	0.55%	to	1.65%	-9.82%	to	-8.82%
2014		21	$24.04	to	$27.25	$548	2.47%	0.50%	to	1.65%	-0.04%	to	1.04%
Amana Growth Fund - Investor Class
2018		1,900	$20.93	to	$30.28	$46,429	0.46%	0.00%	to	1.70%	0.69%	to	2.43%
2017		1,942	$20.74	to	$29.64	$46,559	0.49%	0.00%	to	1.70%	26.82%	to	29.03%
2016		1,998	$16.32	to	$23.04	$37,550	0.65%	0.00%	to	1.70%	5.91%	to	7.62%
2015		2,141	$15.40	to	$21.46	$37,723	0.48%	0.00%	to	1.60%	-2.00%	to	-0.46%
2014		2,369	$15.70	to	$21.91	$42,462	0.36%	0.00%	to	1.65%	12.13%	to	14.07%
Amana Income Fund - Investor Class
2018		3,088	$18.69	to	$25.70	$66,562	1.19%	0.00%	to	1.50%	-6.64%	to	-5.21%
2017		3,299	$20.01	to	$27.18	$75,988	0.55%	0.00%	to	1.50%	19.88%	to	21.66%
2016		3,553	$16.70	to	$22.40	$67,948	1.39%	0.00%	to	1.60%	7.62%	to	9.36%
2015		3,678	$15.50	to	$20.53	$64,741	1.45%	0.00%	to	1.60%	-4.43%	to	-2.86%
2014		4,115	$16.20	to	$21.19	$74,812	1.56%	0.00%	to	1.60%	7.50%	to	9.12%
American Balanced Fund® - Class R-3
2018		124	$19.95	to	$24.76	$2,791	1.60%	0.00%	to	1.45%	-4.45%	to	-3.05%
2017		126	$20.59	to	$25.54	$2,956	1.39%	0.00%	to	1.55%	13.32%	to	15.05%
2016		212	$18.17	to	$22.20	$4,359	1.40%	0.00%	to	1.55%	6.57%	to	8.24%
2015		266	$17.05	to	$20.51	$5,103	1.30%	0.00%	to	1.55%	-0.23%	to	1.33%
2014		383	$17.09	to	$20.24	$7,317	1.19%	0.00%	to	1.55%	6.81%	to	8.53%
American Beacon Small Cap Value Fund - Investor Class
2018		28	$8.99	to	$11.33	$315	0.32%	0.55%	to	1.25%	-16.96%	to	-16.38%
2017		23	$10.79	to	$13.55	$303	0.27%	0.55%	to	1.25%	7.05%	to	7.46%
2016		17	$12.34	to	$12.51	$212	0.66%	0.75%	to	1.25%	24.77%	to	25.48%
2015		12	$9.89	to	$9.96	$118	1.10%	0.85%	to	1.25%	-6.52%	to	-6.13%
2014	05/16/2014	6	$10.60	to	$10.61	$64	(a)	0.95%	to	1.00%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
2018		2,568	$9.82	to	$13.17	$29,126	2.83%	0.00%	to	1.80%	-4.20%	to	-2.52%
2017		2,734	$10.15	to	$13.51	$31,930	2.53%	0.00%	to	1.90%	1.15%	to	3.05%
2016		2,011	$9.93	to	$13.11	$24,388	2.00%	0.00%	to	1.90%	2.81%	to	4.71%
2015		2,082	$9.56	to	$12.52	$24,336	0.93%	0.00%	to	1.90%	-4.00%	to	-2.11%
2014		2,408	$9.85	to	$12.79	$29,023	1.48%	0.00%	to	1.90%	0.70%	to	2.65%
American Century Investments® Income & Growth Fund - A Class
2018		502	$19.41	to	$64.84	$9,812	1.69%	0.65%	to	1.20%	-8.18%	to	-7.70%
2017		517	$21.14	to	$70.25	$11,002	2.15%	0.65%	to	1.20%	18.83%	to	19.51%
2016		537	$17.79	to	$58.78	$9,606	2.09%	0.65%	to	1.20%	11.96%	to	12.58%
2015		590	$15.89	to	$52.21	$9,398	1.94%	0.65%	to	1.20%	-7.02%	to	-6.52%
2014		636	$17.09	to	$55.06	$10,906	1.87%	0.75%	to	1.20%	10.90%	to	11.39%
Fundamental InvestorsSM - Class R-3
2018		47	$17.06	to	$19.91	$889	1.25%	0.00%	to	1.45%	-8.33%	to	-6.96%
2017		52	$18.43	to	$21.40	$1,037	1.12%	0.00%	to	1.55%	21.09%	to	22.68%
2016		89	$15.22	to	$17.26	$1,482	1.28%	0.10%	to	1.55%	10.51%	to	11.90%
2015		92	$13.89	to	$15.52	$1,374	0.90%	0.00%	to	1.45%	1.67%	to	3.05%
2014		149	$13.59	to	$15.06	$2,170	0.68%	0.00%	to	1.55%	6.92%	to	8.50%
Fundamental InvestorsSM - Class R-4
2018		5,236	$17.53	to	$20.56	$97,554	1.56%	0.00%	to	1.50%	-8.03%	to	-6.67%
2017		5,519	$19.06	to	$22.03	$111,597	1.49%	0.00%	to	1.50%	21.48%	to	23.28%
2016		5,117	$15.69	to	$17.87	$84,728	1.60%	0.00%	to	1.50%	10.81%	to	12.53%
2015		4,855	$14.16	to	$15.88	$72,172	1.44%	0.00%	to	1.50%	1.80%	to	3.32%
2014		4,638	$13.91	to	$15.37	$67,392	1.07%	0.00%	to	1.50%	7.25%	to	8.93%
American Mutual Fund® - Class R-4
2018		430	$19.55	to	$21.88	$9,173	2.09%	0.00%	to	1.40%	-3.46%	to	-2.15%
2017		364	$20.25	to	$22.36	$7,946	2.01%	0.00%	to	1.40%	15.91%	to	17.62%
2016		251	$17.47	to	$19.01	$4,659	2.12%	0.00%	to	1.40%	12.56%	to	14.11%
2015		193	$15.52	to	$16.66	$3,156	2.07%	0.00%	to	1.40%	-4.26%	to	-2.91%
2014		127	$16.21	to	$17.16	$2,154	1.97%	0.00%	to	1.40%	11.00%	to	12.60%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AMG Managers Fairpointe Mid Cap Fund - Class N
2018		1,202	$18.07	to	$20.57	$22,907	0.34%	0.00%	to	1.50%	-19.80%	to	-18.60%
2017		1,477	$22.53	to	$25.27	$34,886	—	0.00%	to	1.50%	9.85%	to	11.52%
2016		1,865	$16.89	to	$22.66	$38,429	0.33%	0.00%	to	1.50%	22.17%	to	24.10%
2015		2,026	$13.73	to	$18.26	$33,918	0.26%	0.00%	to	1.50%	-11.68%	to	-10.36%
2014		2,535	$15.45	to	$20.37	$47,419	0.11%	0.00%	to	1.50%	8.08%	to	9.69%
Ariel Appreciation Fund - Investor Class
2018		18	$19.75	to	$23.97	$412	0.85%	0.60%	to	1.90%	-15.60%	to	-14.51%
2017		19	$23.40	to	$28.04	$529	0.82%	0.60%	to	1.90%	12.93%	to	14.40%
2016		21	$20.72	to	$24.51	$506	0.61%	0.60%	to	1.90%	10.57%	to	12.02%
2015		26	$18.74	to	$21.88	$551	0.96%	0.60%	to	1.90%	-8.00%	to	-6.77%
2014		30	$20.37	to	$23.47	$697	0.70%	0.60%	to	1.90%	6.09%	to	7.46%
Ariel Fund - Investor Class
2018		415	$19.40	to	$33.35	$9,051	0.95%	0.00%	to	1.90%	-15.32%	to	-13.68%
2017		432	$22.81	to	$38.75	$11,013	0.67%	0.00%	to	1.90%	13.71%	to	15.90%
2016		514	$19.98	to	$33.54	$11,259	0.27%	0.00%	to	1.90%	13.39%	to	15.54%
2015		614	$17.55	to	$29.11	$11,649	0.68%	0.00%	to	1.90%	-5.93%	to	-4.07%
2014		590	$18.58	to	$30.44	$11,912	0.60%	0.00%	to	1.90%	8.90%	to	10.91%
Artisan International Fund - Investor Shares
2018		885	$10.34	to	$18.72	$9,892	1.12%	0.00%	to	1.50%	-12.22%	to	-10.87%
2017		1,026	$11.78	to	$21.22	$13,001	0.73%	0.00%	to	1.50%	29.03%	to	30.99%
2016		1,131	$9.13	to	$16.12	$11,019	1.04%	0.00%	to	1.50%	-11.01%	to	-9.65%
2015		1,338	$10.26	to	$18.07	$14,558	0.47%	0.00%	to	1.50%	-5.26%	to	-3.85%
2014		1,146	$10.83	to	$19.47	$13,092	0.84%	0.00%	to	1.50%	-2.49%	to	-0.99%
BlackRock Equity Dividend Fund - Investor A Shares
2018		35	$20.48	to	$22.89	$769	1.54%	0.40%	to	1.65%	-8.98%	to	-7.81%
2017		37	$22.49	to	$25.43	$920	1.21%	0.10%	to	1.65%	14.56%	to	16.33%
2016		64	$19.64	to	$21.86	$1,363	1.80%	0.10%	to	1.65%	14.12%	to	15.91%
2015		69	$17.21	to	$18.86	$1,273	1.62%	0.10%	to	1.65%	-2.05%	to	-0.53%
2014		92	$17.57	to	$18.96	$1,697	1.66%	0.10%	to	1.65%	7.26%	to	8.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
2018		496	$12.32	to	$13.34	$6,535	0.45%	0.00%	to	1.40%	6.75%	to	8.20%
2017		300	$11.54	to	$12.44	$3,677	0.06%	0.05%	to	1.40%	23.42%	to	24.26%
2016		124	$9.35	to	$10.05	$1,228	—	0.10%	to	1.40%	-7.06%	to	-5.81%
2015	12/07/2015	17	$10.07	to	$10.15	$171	(b)	0.10%	to	1.25%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
2018		2,017	$12.15	to	$12.84	$24,939	0.11%	0.00%	to	1.50%	6.39%	to	7.99%
2017		1,777	$11.42	to	$11.89	$20,564	—	0.00%	to	1.50%	22.93%	to	24.76%
2016		1,320	$9.29	to	$9.53	$12,358	—	0.00%	to	1.50%	-7.47%	to	-6.02%
2015	05/05/2015	1,241	$10.04	to	$10.14	$12,497	(b)	0.00%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
BlackRock Mid Cap Dividend Fund - Institutional Shares
2018		17	$10.92	to	$11.49	$188	2.00%	0.30%	to	1.40%	-10.78%	to	-9.81%
2017		17	$12.24	to	$12.74	$213	1.60%	0.30%	to	1.40%	7.36%	to	8.52%
2016		12	$11.40	to	$11.74	$136	0.78%	0.30%	to	1.40%	21.02%	to	22.42%
2015		7	$9.42	to	$9.59	$66	2.30%	0.30%	to	1.40%	-8.01%	to	-6.99%
2014	08/05/2014	2	$10.24	to	$10.30	$21	(a)	0.40%	to	1.40%		(a)
BlackRock Mid Cap Dividend Fund - Investor A Shares
2018		459	$24.59	to	$28.15	$11,923	1.66%	0.10%	to	1.50%	-11.10%	to	-9.83%
2017		500	$27.66	to	$31.22	$14,540	1.15%	0.10%	to	1.50%	6.96%	to	8.44%
2016		570	$25.76	to	$28.79	$15,474	0.45%	0.10%	to	1.55%	20.43%	to	22.20%
2015		566	$21.39	to	$23.72	$12,705	0.74%	0.00%	to	1.55%	-8.29%	to	-6.87%
2014		689	$23.40	to	$25.47	$16,783	0.49%	0.00%	to	1.50%	4.79%	to	6.39%
Bond Fund of AmericaSM - Class R-4
2018		879	$11.40	to	$13.38	$10,636	2.26%	0.00%	to	1.50%	-1.64%	to	-0.07%
2017		857	$11.59	to	$13.39	$10,477	1.86%	0.00%	to	1.50%	1.67%	to	3.16%
2016		850	$11.40	to	$12.98	$10,133	1.73%	0.00%	to	1.50%	1.24%	to	2.77%
2015		861	$11.26	to	$12.63	$10,093	1.98%	0.00%	to	1.50%	-1.23%	to	0.24%
2014		789	$11.40	to	$12.60	$9,317	2.09%	0.00%	to	1.50%	3.92%	to	5.53%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Calvert VP SRI Balanced Portfolio
2018		1,371	$14.99	to	$49.86	$45,323	1.81%	0.00%	to	1.50%	-4.12%	to	-2.66%
2017		1,449	$15.54	to	$51.61	$49,710	1.98%	0.00%	to	1.50%	10.34%	to	11.95%
2016		1,628	$14.00	to	$46.46	$49,756	1.83%	0.00%	to	1.50%	6.22%	to	7.88%
2015		1,695	$13.10	to	$43.45	$49,166	0.12%	0.00%	to	1.50%	-3.67%	to	-2.17%
2014		1,780	$13.52	to	$44.87	$53,491	1.54%	0.00%	to	1.50%	7.95%	to	9.60%
Capital Income Builder® - Class R-4
2018		448	$10.05	to	$10.62	$4,575	3.48%	0.00%	to	1.50%	-8.47%	to	-7.09%
2017		390	$10.98	to	$11.43	$4,337	3.57%	0.00%	to	1.50%	12.38%	to	14.19%
2016		291	$9.77	to	$10.01	$2,866	3.91%	0.00%	to	1.50%	5.28%	to	6.53%
2015	05/21/2015	35	$9.28	to	$9.34	$330	(b)	0.40%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Capital World Growth & Income FundSM - Class R-3
2018		26	$19.94	to	$22.07	$557	1.79%	0.20%	to	1.25%	-11.69%	to	-10.76%
2017		27	$22.58	to	$25.16	$670	1.59%	0.00%	to	1.25%	22.72%	to	24.31%
2016		39	$18.40	to	$20.24	$770	2.06%	0.00%	to	1.25%	4.84%	to	6.14%
2015		46	$17.55	to	$19.07	$850	2.09%	0.00%	to	1.25%	-3.68%	to	-2.51%
2014		41	$18.22	to	$19.56	$775	2.05%	0.00%	to	1.25%	2.36%	to	3.66%
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
2018	06/04/2018	5	$9.96	to	$10.08	$53	(e)	0.95%	to	1.25%		(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
Cohen & Steers Realty Shares, Inc.
2018		475	$15.02	to	$16.84	$7,400	3.67%	0.00%	to	1.50%	-5.59%	to	-4.21%
2017		551	$15.91	to	$17.58	$9,057	2.60%	0.00%	to	1.50%	5.50%	to	7.06%
2016		586	$15.08	to	$16.42	$9,073	3.02%	0.00%	to	1.50%	4.00%	to	5.59%
2015		539	$14.50	to	$15.55	$7,976	2.74%	0.00%	to	1.50%	3.48%	to	5.00%
2014		469	$14.01	to	$14.81	$6,678	2.44%	0.00%	to	1.50%	28.18%	to	30.26%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ColumbiaSM Acorn® Fund - Class A
2018		3	$22.00	to	$23.31	$58	—	0.80%	to	1.45%	-6.62%	to	-6.01%
2017		3	$23.55	to	$24.80	$63	—	0.80%	to	1.45%		23.94%
2016		2	$19.46	to	$20.01	$43	—	0.80%	to	1.20%	9.06%	to	9.17%
2015		3	$18.11	to	$18.33	$47	—	0.80%	to	1.00%	-2.84%	to	-2.66%
2014		5	$18.64	to	$18.92	$100	—	0.70%	to	1.00%	-0.48%	to	-0.26%
ColumbiaSM Acorn® Fund - Class Z
2018		—		$19.79		$5	—		0.80%			-5.85%
2017		—		$21.02		$3	—		0.80%			24.23%
2016		—		$16.92		$1	—		0.80%			—
2015		—		$14.93		$7	—		1.25%			-2.74%
2014		4		$15.35		$58	—		1.25%			-0.45%
Columbia Select Mid Cap Value Fund - Class A
2018		448	$15.03	to	$17.82	$7,411	0.50%	0.00%	to	1.60%	-14.84%	to	-13.48%
2017		472	$17.65	to	$20.40	$9,051	0.93%	0.05%	to	1.60%	11.50%	to	13.05%
2016		513	$15.83	to	$18.02	$8,702	0.72%	0.10%	to	1.60%	12.19%	to	13.83%
2015		569	$14.11	to	$15.83	$8,510	0.27%	0.10%	to	1.60%	-6.68%	to	-5.27%
2014		656	$14.97	to	$16.82	$10,416	0.50%	0.00%	to	1.75%	10.20%	to	11.72%
Columbia Select Mid Cap Value Fund - Institutional Class
2018		—		$16.82		$2	—		0.80%			-13.92%
2017		—		$19.54		$2	1.20%		0.80%			12.69%
2016		—		$17.34		$2	0.98%		0.80%			13.33%
2015		—		$15.30		$2	—		0.80%			-5.73%
2014		—		$16.23		$2	—		0.80%			11.47%
CRM Mid Cap Value Fund - Investor Shares
2018		11	$24.18	to	$26.00	$296	0.31%	0.70%	to	1.45%	-8.44%	to	-7.74%
2017		12	$26.41	to	$28.18	$351	1.24%	0.70%	to	1.45%	17.33%	to	18.25%
2016		13	$22.33	to	$23.83	$298	—	0.70%	to	1.55%	14.22%	to	15.18%
2015		15	$19.55	to	$21.11	306	1.01%	0.40%	to	1.55%	-4.07%	to	-2.94%
2014		13	$20.38	to	$21.75	$288	0.67%	0.40%	to	1.55%	4.22%	to	5.01%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Davis Financial Fund - Class Y
2018		4	$12.40	to	$13.68	$51	1.98%	0.30%	to	1.25%	-12.61%	to	-11.80%
2017		3	$14.19	to	$15.51	$50	0.55%	0.30%	to	1.20%	18.24%	to	18.70%
2016		4	$12.06	to	$12.14	$50	1.55%	0.75%	to	1.05%	14.08%	to	14.42%
2015		—	$10.57	to	$10.61	$1	—	0.75%	to	1.05%	0.86%	to	1.14%
2014	08/28/2014	—		$10.48		—	(a)		0.95%			(a)
Delaware Smid Cap Growth Fund - Institutional Class
2018		870		$13.18		$11,472	—		—			0.46%
2017		714		$13.12		$9,364	—		—			35.40%
2016		475		$9.69		$4,601	0.04%		—			-4.06%
2015	07/14/2015	140		$10.10		$1,410	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Delaware Small Cap Value Fund - Class A
2018		192	$13.26	to	$14.43	$2,656	0.60%	0.00%	to	1.50%	-18.80%	to	-17.59%
2017		238	$16.32	to	$17.51	$4,020	0.48%	0.00%	to	1.50%	10.04%	to	11.40%
2016		176	$14.84	to	$15.53	$2,668	0.72%	0.25%	to	1.50%	29.17%	to	30.72%
2015		85	$11.52	to	$11.88	$989	0.71%	0.25%	to	1.40%	-7.77%	to	-6.68%
2014		55	$12.49	to	$12.73	$692	0.50%	0.25%	to	1.40%	4.07%	to	5.12%
DWS Small Cap Growth Fund - Class S
2018		1	$11.60	to	$12.16	$16	—	0.40%	to	1.40%	-14.45%	to	-13.51%
2017		2	$13.56	to	$14.06	$31	—	0.40%	to	1.40%	19.37%	to	20.58%
2016		1	$11.36	to	$11.66	$15	—	0.40%	to	1.40%	7.37%	to	8.36%
2015		3	$10.58	to	$10.76	$27	—	0.40%	to	1.40%	-3.64%	to	-2.62%
2014	08/15/2014	2	$10.98	to	$11.00	$24	(a)	1.05%	to	1.40%		(a)
Deutsche Equity 500 Index Fund - Class S
2018		22		$28.83		$646	1.74%		1.00%			-5.23%
2017		24		$30.42		$737	1.83%		1.00%			20.19%
2016		30		$25.31		$760	1.89%		1.00%			10.48%
2015		34		$22.91		$783	1.57%		1.00%			0.09%
2014		33		$22.89		$746	1.83%		1.00%			12.15%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
DFA Inflation-Protected Securities Portfolio - Institutional Class
2018		100		$10.45		$1,050	2.33%		—			-1.23%
2017		63		$10.58		$670	2.58%		—			3.22%
2016		51		$10.25		$525	2.54%		—			4.70%
2015	07/16/2015	3		$9.79		$34	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Emerging Markets Core Equity Portfolio - Institutional Class
2018		188		$10.73		$2,016	2.34%		—			-15.24%
2017		138		$12.66		$1,752	2.38%		—			36.57%
2016		78		$9.27		$723	2.23%		—			12.36%
2015	07/06/2015	23		$8.25		$186	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
U.S. Targeted Value Portfolio - Institutional Class
2018		1,237		$10.57		$13,073	1.11%		—			-15.78%
2017		1,075		$12.55		$13,492	1.25%		—			9.61%
2016		783		$11.45		$8,970	1.14%		—			26.80%
2015	07/14/2015	267		$9.03		$2,412	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Dodge & Cox International Stock Fund
2018		9	$12.59	to	$14.33	$126	2.86%	0.50%	to	1.95%	-19.60%	to	-18.39%
2017		9	$15.65	to	$17.56	$154	1.68%	0.50%	to	1.95%	21.58%	to	23.31%
2016		14	$12.88	to	$14.23	$191	1.57%	0.50%	to	1.95%	6.18%	to	7.72%
2015		26	$12.13	to	$13.21	$331	1.93%	0.50%	to	1.95%	-13.05%	to	-11.82%
2014		27	$13.95	to	$14.98	$393	2.33%	0.50%	to	1.95%	-1.90%	to	-0.47%
Dodge & Cox Stock Fund
2018		7	$22.95	to	$24.75	$156	1.27%	1.00%	to	1.85%	-8.78%	to	-7.99%
2017		6	$25.16	to	$26.90	$159	1.63%	1.00%	to	1.85%	16.48%	to	17.11%
2016		13	$21.51	to	$23.77	$300	1.46%	0.50%	to	1.95%	18.97%	to	20.66%
2015		17	$18.08	to	$19.70	$328	1.27%	0.50%	to	1.95%	-6.22%	to	-4.97%
2014		15	$19.45	to	$20.73	$302	1.86%	0.50%	to	1.80%	8.46%	to	9.86%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Eaton Vance Large-Cap Value Fund - Class R
2018		—	$22.66	to	$23.78	$2	—	0.20%	to	0.70%	-7.70%	to	-7.22%
2017		—	$24.55	to	$25.63	$2	1.00%	0.20%	to	0.70%	13.71%	to	14.27%
2016		—	$21.59	to	$22.43	$2	1.23%	0.20%	to	0.70%	8.49%	to	9.04%
2015		4	$19.90	to	$20.57	$88	1.10%	0.20%	to	0.70%	-2.02%	to	-1.53%
2014		5	$19.91	to	$20.89	$93	0.89%	0.20%	to	1.05%	9.52%	to	10.47%
EuroPacific Growth Fund® - Class R-3
2018		149	$8.34	to	$23.60	$3,220	0.88%	0.00%	to	1.55%	-16.79%	to	-15.47%
2017		176	$22.50	to	$27.92	$4,540	0.56%	0.00%	to	1.55%	28.34%	to	30.35%
2016		258	$17.54	to	$21.42	$5,138	0.86%	0.00%	to	1.55%	-1.13%	to	0.37%
2015		314	$17.74	to	$21.34	$6,273	1.32%	0.00%	to	1.55%	-2.63%	to	-1.11%
2014		349	$18.22	to	$21.58	$7,100	0.95%	0.00%	to	1.55%	-4.46%	to	-2.92%
EuroPacific Growth Fund® - Class R-4
2018		13,659	$10.00	to	$24.42	275,861	1.17%	0.00%	to	1.50%	-16.50%	to	-15.21%
2017		14,398	$11.88	to	$28.80	$348,913	0.95%	0.00%	to	1.50%	28.75%	to	30.77%
2016		14,233	$10.04	to	$22.03	$268,183	1.23%	0.00%	to	1.50%	-0.82%	to	0.69%
2015		14,847	$10.06	to	$21.88	$281,909	1.69%	0.00%	to	1.50%	-2.29%	to	-0.82%
2014		15,222	$10.24	to	$22.06	$295,528	1.33%	0.00%	to	1.50%	-4.13%	to	-2.61%
Federated International Leaders Fund - Institutional Shares
2018		—	$10.33	to	$10.44	$2	—	0.75%	to	1.15%		-21.27%
2017	10/04/2017	—		$13.26		—	(d)		0.75%			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Fidelity Advisor® New Insights Fund - Class I
2018		149	$13.81	to	$26.83	$2,475	0.24%	0.40%	to	1.85%	-5.94%	to	-4.55%
2017		125	$14.61	to	$28.11	$2,322	0.32%	0.40%	to	1.85%	26.04%	to	27.83%
2016		93	$11.55	to	$21.99	$1,447	0.45%	0.40%	to	1.85%	4.70%	to	6.18%
2015		73	$11.02	to	$20.72	$1,180	0.38%	0.40%	to	1.75%	0.84%	to	2.22%
2014		51	$10.87	to	$20.27	$934	0.24%	0.40%	to	1.95%	7.38%	to	9.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2018		6,151	$14.53	to	$49.61	$220,603	2.25%	0.00%	to	1.95%	-10.09%	to	-8.29%
2017		7,027	$15.98	to	$54.73	$276,235	1.67%	0.00%	to	1.95%	10.73%	to	12.89%
2016		7,659	$14.29	to	$49.04	$269,002	2.22%	0.00%	to	1.95%	15.69%	to	18.06%
2015		8,455	$12.21	to	$42.03	$253,886	3.09%	0.00%	to	1.95%	-5.81%	to	-3.96%
2014		9,616	$12.83	to	$44.27	$301,864	2.80%	0.00%	to	1.95%	6.58%	to	8.75%
Fidelity® VIP Growth Portfolio - Initial Class
2018		8,082	$19.08	to	$63.13	$319,689	0.26%	0.00%	to	1.75%	-1.88%	to	-0.16%
2017		8,634	$19.28	to	$63.97	$345,776	0.22%	0.00%	to	1.75%	32.78%	to	35.13%
2016		8,741	$14.40	to	$47.89	$262,156	0.04%	0.00%	to	1.75%	-0.99%	to	0.85%
2015		9,542	$14.41	to	$48.06	$287,422	0.26%	0.00%	to	1.75%	5.31%	to	7.16%
2014		10,303	$13.57	to	$45.36	$292,498	0.19%	0.00%	to	1.75%	9.42%	to	11.34%
Fidelity® VIP High Income Portfolio - Initial Class
2018		475	$16.29	to	$17.05	$7,738	5.61%	0.95%	to	1.50%	-4.75%	to	-4.16%
2017		512	$17.04	to	$17.90	$8,724	4.74%	0.95%	to	1.50%	5.36%	to	5.70%
2016		699	$16.13	to	$16.99	$11,293	5.31%	0.85%	to	1.50%	12.89%	to	13.67%
2015		732	$14.24	to	$15.05	$10,441	6.54%	0.85%	to	1.50%	-5.05%	to	-4.81%
2014		812	$14.94	to	$15.85	$12,151	6.10%	0.95%	to	1.50%	-0.38%	to	0.20%
Fidelity® VIP Overseas Portfolio - Initial Class
2018		1,349	$9.44	to	$27.18	$25,131	1.57%	0.00%	to	1.50%	-16.09%	to	-14.77%
2017		1,508	$11.18	to	$31.90	$33,166	1.49%	0.00%	to	1.50%	28.35%	to	30.24%
2016		1,498	$8.66	to	$24.48	$25,749	1.37%	0.00%	to	1.50%	-6.49%	to	-5.00%
2015		1,654	$9.20	to	$25.79	$30,265	1.41%	0.00%	to	1.50%	2.09%	to	3.62%
2014		1,667	$8.96	to	$24.80	$29,883	1.30%	0.00%	to	1.50%	-9.46%	to	-8.07%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2018		21,154	$17.00	to	$75.64	$1,099,134	0.73%	0.00%	to	1.95%	-8.19%	to	-6.37%
2017		24,071	$18.33	to	$80.79	$1,337,984	1.00%	0.00%	to	1.95%	19.53%	to	21.89%
2016		26,164	$15.17	to	$66.29	$1,197,401	0.78%	0.00%	to	1.95%	5.90%	to	8.02%
2015		28,502	$14.17	to	$61.37	$1,229,525	1.03%	0.00%	to	1.95%	-1.28%	to	0.68%
2014		32,591	$14.21	to	$60.97	$1,379,550	0.95%	0.00%	to	1.95%	9.83%	to	12.30%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Index 500 Portfolio - Initial Class
2018		4,372	$55.49	to	$56.25	$243,084	2.00%	0.75%	to	1.20%	-5.63%	to	-5.21%
2017		4,314	$58.80	to	$59.34	$253,980	1.85%	0.75%	to	1.20%	20.27%	to	20.71%
2016		4,073	$48.89	to	$49.16	$199,247	1.49%	0.85%	to	1.20%	10.51%	to	10.92%
2015		3,999	$44.24	to	$44.32	$176,926	2.04%	0.85%	to	1.20%		0.14%
2014		3,986	$44.11	to	$44.18	$176,091	1.67%	0.95%	to	1.20%	12.22%	to	12.50%
Fidelity® VIP Asset Manager Portfolio - Initial Class
2018		456	$31.75	to	$31.85	$14,470	1.72%	0.95%	to	1.20%	-6.48%	to	-6.24%
2017		482	$33.95	to	$33.97	$16,375	1.73%	0.95%	to	1.20%	12.75%	to	12.82%
2016		652	$30.11	to	$30.27	$19,664	1.42%	0.85%	to	1.20%	1.83%	to	2.19%
2015		723	$29.57	to	$29.62	$21,376	1.61%	0.85%	to	1.20%		1.04%
2014		759	$29.83	to	$29.88	$22,661	1.50%	0.95%	to	1.20%	4.59%	to	4.81%
Franklin Mutual Global Discovery Fund - Class R
2018		54	$13.98	to	$26.81	$1,325	1.49%	0.00%	to	1.55%	-12.61%	to	-11.41%
2017		66	$15.65	to	$29.37	$1,799	2.01%	0.20%	to	1.55%	7.65%	to	9.06%
2016		66	$14.25	to	$26.92	$1,664	1.74%	0.20%	to	1.55%	10.56%	to	12.03%
2015		72	$12.84	to	$24.03	$1,629	1.18%	0.20%	to	1.55%	-5.32%	to	-4.00%
2014		108	$13.50	to	$25.31	$2,593	1.88%	0.10%	to	1.55%	3.20%	to	4.55%
Franklin Biotechnology Discovery Fund - Advisor Class
2018		25	$9.08	to	$12.11	$274	—	0.40%	to	1.40%	-16.70%	to	-15.88%
2017		24	$10.90	to	$14.45	$320	—	0.40%	to	1.40%	17.46%	to	18.63%
2016		20	$9.28	to	$12.39	$232	1.29%	0.30%	to	1.40%	-18.09%	to	-17.25%
2015		21	$11.38	to	$14.85	$304	—	0.40%	to	1.25%	4.46%	to	5.32%
2014	09/10/2014	7	$10.88	to	$14.12	$97	(a)	0.95%	to	1.25%		(a)
Franklin Natural Resources Fund - Advisor Class
2018		2	$5.18	to	$5.39	$12	—	0.55%	to	1.40%	-24.60%	to	-23.87%
2017		4	$6.87	to	$7.08	$30	1.43%	0.55%	to	1.40%	-0.87%	to	-0.28%
2016		5	$6.93	to	$7.13	$35	1.82%	0.30%	to	1.40%	33.01%	to	33.90%
2015		1	$5.21	to	$5.25	$5	—	0.85%	to	1.40%	-28.63%	to	-28.28%
2014	08/27/2014	—	$7.30	to	$7.31	$3	(a)	1.15%	to	1.40%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Small-Mid Cap Growth Fund - Class A
2018		11	$23.15	to	$27.89	$278	—	0.20%	to	1.45%	-5.97%	to	-4.78%
2017		12	$24.62	to	$29.29	$335	—	0.20%	to	1.45%	19.81%	to	21.28%
2016		12	$20.55	to	$24.15	$260	—	0.20%	to	1.45%	2.80%	to	4.09%
2015		13	$19.99	to	$23.20	$287	—	0.20%	to	1.45%	-3.38%	to	-2.15%
2014		14	$20.69	to	$23.71	$306	—	0.20%	to	1.45%	5.99%	to	7.29%
Franklin Small Cap Value VIP Fund - Class 2
2018		2,961	$17.44	to	$38.40	$95,726	0.93%	0.00%	to	1.75%	-14.42%	to	-12.87%
2017		3,371	$20.20	to	$44.07	$126,589	0.50%	0.00%	to	1.75%	8.77%	to	10.66%
2016		3,767	$18.42	to	$39.83	$128,525	0.77%	0.00%	to	1.75%	27.90%	to	30.21%
2015		3,901	$14.28	to	$30.59	$103,364	0.65%	0.00%	to	1.75%	-8.97%	to	-7.37%
2014		4,562	$15.55	to	$33.03	$132,108	0.62%	0.00%	to	1.75%	-1.18%	to	0.87%
Goldman Sachs Growth Opportunities Fund - Class IR
2018		1	$12.41	to	$12.91	$16	—	0.40%	to	1.25%	-6.27%	to	-5.49%
2017		4	$13.17	to	$13.66	$54	—	0.40%	to	1.40%	25.50%	to	26.60%
2016		1	$10.55	to	$10.79	$14	—	0.40%	to	1.25%	0.09%	to	1.03%
2015		1	$10.54	to	$10.68	$9	—	0.40%	to	1.25%	-6.56%	to	-5.82%
2014	08/27/2014	—	$11.28	to	$11.29	$3	(a)	1.10%	to	1.25%		(a)
Growth Fund of America® - Class R-3
2018		364	$21.85	to	$31.67	$9,942	0.18%	0.00%	to	1.55%	-4.74%	to	-3.27%
2017		418	$22.81	to	$32.74	$11,915	0.14%	0.00%	to	1.55%	23.78%	to	25.73%
2016		523	$18.33	to	$26.04	$12,049	0.22%	0.00%	to	1.55%	6.44%	to	8.09%
2015		632	$17.12	to	$24.09	$13,745	0.23%	0.00%	to	1.55%	3.41%	to	5.06%
2014		794	$16.46	to	$22.93	$16,720	0.03%	0.00%	to	1.55%	7.31%	to	8.93%
Growth Fund of America® - Class R-4
2018		14,283	$11.19	to	$33.05	$402,267	0.53%	0.00%	to	1.50%	-4.43%	to	-2.96%
2017		15,034	$11.61	to	$34.06	$445,366	0.47%	0.00%	to	1.50%	24.22%	to	26.10%
2016		15,504	$15.94	to	$27.01	$368,594	0.55%	0.00%	to	1.50%	6.84%	to	8.43%
2015		16,703	$14.83	to	$24.91	$370,151	0.57%	0.00%	to	1.50%	3.77%	to	5.40%
2014		17,901	$14.21	to	$23.65	$380,060	0.33%	0.00%	to	1.50%	7.64%	to	9.61%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
The Hartford Capital Appreciation Fund - Class R4
2018		—		$20.55		—	—		0.65%			-5.52%
2017		—		$21.75		—	0.48%		0.65%			20.43%
2016		—		$18.06		—	0.19%		0.65%			3.44%
2015		—		$17.46		—	—		0.65%			0.69%
2014		—		$17.34		—	—		0.65%			6.64%
The Hartford Dividend And Growth Fund - Class R4
2018		—		$22.23		$7	—		0.65%			-6.16%
2017		—		$23.69		$7	1.35%		0.65%			16.99%
2016		—		$20.25		$6	1.42%		0.65%			13.51%
2015		—		$17.84		$5	—		0.65%			2.14%
2014		—		$18.23		$5	—		0.65%			11.64%
The Hartford International Opportunities Fund - Class R4
2018		145	$10.09	to	$10.42	$1,479	1.34%	0.25%	to	1.50%	-20.17%	to	-19.11%
2017		106	$12.64	to	$12.87	$1,350	2.17%	0.25%	to	1.50%	22.36%	to	23.82%
2016	01/06/2016	15	$10.33	to	$10.39	$157	(c)	0.40%	to	1.50%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Income Fund of America® - Class R-3
2018		42	$19.03	to	$23.98	$907	2.89%	0.00%	to	1.55%	-6.94%	to	-5.63%
2017		56	$20.45	to	$24.67	$1,305	2.58%	0.20%	to	1.55%	11.20%	to	12.70%
2016		61	$18.39	to	$21.89	$1,273	2.47%	0.20%	to	1.55%	8.50%	to	9.94%
2015		106	$16.95	to	$20.39	$2,034	2.66%	0.00%	to	1.55%	-3.36%	to	-1.83%
2014		134	$17.54	to	$20.77	$2,622	2.79%	0.00%	to	1.55%	6.37%	to	8.01%
Ivy Science and Technology Fund - Class Y
2018		941	$12.65	to	$13.51	$12,191	—	0.05%	to	1.50%	-6.50%	to	-5.13%
2017		719	$13.53	to	$14.24	$9,902	—	0.05%	to	1.50%	30.85%	to	32.46%
2016		291	$10.34	to	$10.73	$3,046	—	0.10%	to	1.50%	0.19%	to	1.61%
2015		180	$10.33	to	$10.56	$1,869	—	0.10%	to	1.40%	-4.53%	to	-3.21%
2014	08/15/2014	3	$10.84	to	$10.85	$31	(a)	0.95%	to	1.15%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Janus Henderson Balanced Portfolio - Institutional Shares
2018		2	$40.21	to	$60.78	$147	2.01%	0.50%	to	1.40%	-0.74%	to	0.18%
2017		3	$40.21	to	$61.13	$151	1.63%	0.50%	to	1.40%	16.80%	to	17.86%
2016		3	$34.19	to	$52.26	$127	2.10%	0.50%	to	1.40%	3.16%	to	4.07%
2015		3	$32.92	to	$50.59	$132	2.15%	0.50%	to	1.40%	-0.79%	to	0.11%
2014		3	$32.95	to	$50.91	$147	2.00%	0.50%	to	1.40%	7.02%	to	7.96%
Janus Henderson Enterprise Portfolio - Institutional Shares
2018		4	$47.00	to	$72.83	$263	0.35%	0.50%	to	1.25%	-1.66%	to	-0.92%
2017		4	$47.53	to	$74.05	$301	0.63%	0.50%	to	1.25%	25.85%	to	26.79%
2016		4	$37.56	to	$58.85	$238	0.72%	0.45%	to	1.25%	10.97%	to	11.85%
2015		5	$33.67	to	$53.03	$249	0.75%	0.45%	to	1.25%	2.73%	to	3.56%
2014		6	$32.59	to	$51.62	$282	0.33%	0.45%	to	1.50%	10.84%	to	12.00%
Janus Henderson Flexible Bond Portfolio - Institutional Shares
2018		—	$24.27	to	$32.28	$13	—	0.50%	to	1.25%	-2.24%	to	-1.53%
2017		1	$24.71	to	$33.01	$16	2.95%	0.50%	to	1.25%	2.36%	to	3.11%
2016		—	$24.04	to	$32.26	$14	1.59%	0.50%	to	1.25%	1.19%	to	1.97%
2015		1	$23.58	to	$31.88	$37	2.60%	0.50%	to	1.25%	-1.02%	to	-0.28%
2014		1	$22.03	to	$32.21	$40	2.56%	0.50%	to	1.50%	3.38%	to	4.39%
Janus Henderson Global Research Portfolio - Institutional Shares
2018		2	$18.89	to	$35.24	$66	1.44%	0.50%	to	1.25%	-8.04%	to	-7.34%
2017		2	$20.42	to	$38.32	$73	0.84%	0.50%	to	1.25%	25.43%	to	26.41%
2016		2	$16.19	to	$30.54	$58	0.94%	0.45%	to	1.25%	0.79%	to	1.62%
2015		3	$15.97	to	$30.30	$72	1.15%	0.45%	to	1.25%	-3.50%	to	-2.74%
2014		4	$16.46	to	$31.40	$102	1.52%	0.45%	to	1.50%	5.87%	to	6.98%
Janus Henderson Research Portfolio - Institutional Shares
2018		2	$18.47	to	$41.36	$66	—	0.50%	to	1.25%	-3.79%	to	-3.06%
2017		2	$19.13	to	$42.99	$68	0.41%	0.50%	to	1.25%	26.29%	to	27.25%
2016		2	$15.09	to	$34.04	$52	0.41%	0.50%	to	1.25%		-0.76%
2015		3	$15.15	to	$34.30	$84	1.20%	0.50%	to	1.25%	4.03%	to	4.84%
2014		3	$14.52	to	$35.95	$82	—	0.50%	to	1.25%	11.61%	to	12.40%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
JPMorgan Equity Income Fund - Select Class
2018		116	$10.65	to	$13.78	$1,490	2.23%	0.30%	to	1.40%	-5.76%	to	-4.77%
2017		92	$11.26	to	$14.47	$1,259	1.72%	0.30%	to	1.40%	15.93%	to	17.17%
2016		60	$11.99	to	$12.35	$724	2.03%	0.30%	to	1.40%	13.30%	to	14.56%
2015		23	$10.60	to	$10.78	$247	1.90%	0.30%	to	1.35%	-3.64%	to	-2.71%
2014	08/11/2014	6	$11.00	to	$11.03	$68	(a)	0.95%	to	1.25%		(a)
JPMorgan Government Bond Fund - Select Class
2018		127	$10.03	to	$10.26	$1,305	1.74%	0.75%	to	0.95%	-0.10%	to	0.10%
2017		64	$10.04	to	$10.25	$653	2.90%	0.75%	to	0.95%		1.49%
2016		93		$10.10		$942	2.88%		0.85%			0.60%
2015		96		$10.04		$962	1.87%		0.85%			0.20%
2014		42		$10.02		$426	1.50%		0.95%			4.59%
Lazard International Equity Portfolio - Open Shares
2018		73	$9.87	to	$10.13	$736	2.08%	0.50%	to	1.50%	-14.98%	to	-14.30%
2017		77	$11.55	to	$11.86	$902	1.56%	0.30%	to	1.25%	21.04%	to	22.14%
2016	05/25/2016	29	$9.65	to	$9.77	$278	(c)	0.30%	to	1.25%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
ClearBridge Aggressive Growth Fund - Class I
2018		37	$11.28	to	$11.90	$429	0.39%	0.05%	to	1.25%	-8.81%	to	-7.75%
2017		48	$12.37	to	$12.90	$601	0.52%	0.05%	to	1.25%	13.28%	to	14.29%
2016		40	$10.92	to	$11.26	$440	0.60%	0.10%	to	1.25%	4.70%	to	5.93%
2015		34	$10.43	to	$10.63	$356	—	0.10%	to	1.25%	-5.35%	to	-4.23%
2014	08/15/2014	9	$11.02	to	$11.10	$96	(a)	0.10%	to	1.25%		(a)
LKCM Aquinas Catholic Equity Fund
2018		2		$11.20		$26	—		1.25%			-9.16%
2017		46	$12.33	to	$12.39	$569	0.28%	0.90%	to	1.25%	19.36%	to	19.71%
2016	07/29/2016	42	$10.33	to	$10.35	$433	(c)	0.90%	to	1.25%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Loomis Sayles Small Cap Value Fund - Retail Class
2018		535	$17.77	to	$20.31	$10,075	—	0.25%	to	1.50%	-18.04%	to	-16.97%
2017		648	$21.68	to	$25.05	$14,804	—	0.00%	to	1.50%	8.13%	to	9.77%
2016		727	$20.04	to	$22.82	$15,278	0.15%	0.00%	to	1.50%	24.24%	to	26.15%
2015		741	$16.13	to	$18.09	$12,466	0.34%	0.00%	to	1.50%	-5.01%	to	-3.57%
2014		813	$16.98	to	$18.76	$14,315	0.27%	0.00%	to	1.50%	3.47%	to	5.04%
Loomis Sayles Limited Term Government and Agency Fund - Class Y
2018		42	$9.90	to	$9.93	$415	2.37%	0.95%	to	1.20%	0.20%	to	0.40%
2017		43	$9.88	to	$9.89	$429	1.63%	0.95%	to	1.20%		0.10%
2016		118	$9.89	to	$9.98	$1,170	2.03%	0.85%	to	1.20%	-0.30%	to	0.10%
2015		121	$9.92	to	$9.97	$1,209	1.64%	0.85%	to	1.20%	-0.70%	to	-0.40%
2014	05/19/2014	37	$9.99	to	$10.01	$373	(a)	0.95%	to	1.20%		(a)
Lord Abbett Developing Growth Fund - Class A
2018		4	$27.21	to	$30.68	$108	—	0.20%	to	1.55%	3.46%	to	4.85%
2017		4	$26.30	to	$29.26	$115	—	0.20%	to	1.55%	27.91%	to	29.66%
2016		9	$20.56	to	$22.56	$195	—	0.20%	to	1.55%	-4.19%	to	-2.93%
2015		12	$21.46	to	$23.24	277	—	0.20%	to	1.55%	-10.28%	to	-9.08%
2014		11	$23.92	to	$25.56	$274	—	0.20%	to	1.55%	1.97%	to	3.06%
Lord Abbett Core Fixed Income Fund - Class A
2018		2	$10.95	to	$11.19	$18	4.76%	1.20%	to	1.45%	-1.88%	to	-1.67%
2017		2	$11.16	to	$11.38	$24	2.37%	1.20%	to	1.45%	1.73%	to	2.06%
2016		2	$10.97	to	$11.15	$24	2.90%	1.20%	to	1.45%	1.29%	to	1.37%
2015		4	$10.83	to	$11.11	$43	0.31%	1.00%	to	1.45%	-1.99%	to	-1.51%
2014		110	$11.05	to	$11.44	$1,258	0.15%	0.70%	to	1.45%	4.64%	to	5.03%
Lord Abbett Short Duration Income Fund - Class R4
2018		579	$10.12	to	$10.46	$5,944	3.87%	0.25%	to	1.50%	-0.39%	to	0.87%
2017		387	$10.16	to	$10.37	$3,967	3.76%	0.25%	to	1.50%	0.99%	to	2.27%
2016	05/09/2016	256	$10.06	to	$10.14	$2,586	(c)	0.25%	to	1.50%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Mid Cap Stock Fund - Class A
2018		35	$18.03	to	$23.98	$790	0.92%	0.20%	to	1.75%	-16.06%	to	-14.71%
2017		36	$21.47	to	$28.34	$936	0.90%	0.20%	to	1.75%	5.19%	to	6.82%
2016		36	$20.42	to	$26.75	$898	0.61%	0.20%	to	1.75%	14.70%	to	16.38%
2015		41	$18.03	to	$23.17	$866	0.89%	0.20%	to	1.65%	-5.16%	to	-3.88%
2014		53	$19.01	to	$24.26	$1,155	0.46%	0.35%	to	1.65%	10.21%	to	11.22%
Lord Abbett Small Cap Value Fund - Class A
2018		29	$25.58	to	$29.91	$820	—	0.55%	to	1.60%	-13.29%	to	-12.36%
2017		30	$29.49	to	$34.13	$981	—	0.55%	to	1.60%	4.65%	to	5.73%
2016		40	$28.19	to	$32.28	$1,242	—	0.55%	to	1.60%	18.54%	to	19.82%
2015		45	$23.78	to	$26.94	$1,178	—	0.55%	to	1.60%	-2.74%	to	-1.71%
2014		47	$24.45	to	$27.41	$1,254	—	0.55%	to	1.60%	0.29%	to	1.33%
Lord Abbett Fundamental Equity Fund - Class A
2018		10	$20.31	to	$20.77	$204	1.49%	0.80%	to	1.05%	-9.37%	to	-9.18%
2017		9	$21.64	to	$22.87	$200	1.18%	0.80%	to	1.50%	11.82%	to	12.05%
2016		11	$19.38	to	$20.69	$213	1.19%	0.60%	to	1.55%	14.00%	to	15.07%
2015		17	$17.00	to	$18.41	$294	1.43%	0.20%	to	1.55%	-4.66%	to	-3.36%
2014		14	$17.79	to	$19.05	$265	0.76%	0.20%	to	1.60%	5.27%	to	6.72%
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
2018		2,851	$13.50	to	$25.86	$61,697	0.68%	0.10%	to	1.50%	-16.31%	to	-15.13%
2017		3,241	$16.03	to	$30.66	$83,700	0.56%	0.10%	to	1.50%	5.25%	to	6.73%
2016		3,962	$15.14	to	$29.03	$96,369	0.49%	0.10%	to	1.50%	14.66%	to	16.30%
2015		4,314	$13.13	to	$25.24	$91,575	0.58%	0.10%	to	1.50%	-5.21%	to	-3.90%
2014		4,665	$13.77	to	$26.55	$104,586	0.43%	0.00%	to	1.50%	9.87%	to	11.50%
MainStay Large Cap Growth Fund - Class R3
2018		—		$28.90		$2	—		—			3.07%
2017		—		$28.04		$2	—		—			31.71%
2016		—		$21.29		$2	—		—			-2.92%
2015		—		$21.93		$2	—		—			5.58%
2014		—		$20.77		$2	—		—			9.89%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Massachusetts Investors Growth Stock Fund - Class A
2018		3	$24.98	to	$28.36	$77	1.33%	0.75%	to	1.60%	-0.83%	to	0.04%
2017		3	$25.19	to	$28.35	$73	0.72%	0.75%	to	1.60%	26.65%	to	27.70%
2016		4	$19.89	to	$22.48	$97	0.67%	0.65%	to	1.60%	4.46%	to	5.44%
2015		6	$18.59	to	$22.36	$119	1.43%	0.25%	to	1.80%	-1.41%	to	-0.27%
2014		34	$19.89	to	$22.42	$722	0.58%	0.25%	to	1.35%	10.25%	to	11.21%
Metropolitan West Total Return Bond Fund - Class I
2018		1,935		$10.49		$20,298	2.72%		—			0.10%
2017		1,580		$10.48		$16,550	2.15%		—			3.46%
2016		1,041		$10.13		$10,546	1.90%		—			2.53%
2015	07/14/2015	368		$9.88		$3,636	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Metropolitan West Total Return Bond Fund - Class M
2018		2,025	$10.03	to	$10.92	$21,058	2.50%	0.00%	to	1.50%		-1.57%
2017		2,014	$10.19	to	$10.92	$21,142	1.88%	0.00%	to	1.50%	1.59%	to	3.02%
2016		1,738	$10.03	to	$10.60	$17,807	1.64%	0.00%	to	1.50%	0.80%	to	2.32%
2015		1,556	$9.95	to	$10.36	$15,742	1.69%	0.00%	to	1.50%		-1.58%
2014		1,039	$10.11	to	$10.32	$10,611	1.90%	0.25%	to	1.50%	4.53%	to	5.53%
MFS® New Discovery Fund - Class R3
2018		9	$13.13	to	$13.53	$116	—	0.75%	to	1.40%	-2.96%	to	-2.55%
2017		8	$13.53	to	$13.83	$107	—	0.80%	to	1.40%	24.43%	to	24.82%
2016		5	$10.93	to	$11.02	$50	—	0.95%	to	1.25%	7.26%	to	7.62%
2015		4	$10.19	to	$10.24	$38	—	0.95%	to	1.25%	-3.32%	to	-3.12%
2014	08/13/2014	—	$10.55	to	$10.57	$1	(a)	0.95%	to	1.20%		(a)
MFS® International Value Fund - Class R3
2018		54	$11.75	to	$12.37	$647	1.26%	0.30%	to	1.40%	-10.51%	to	-9.51%
2017		47	$13.13	to	$13.67	$621	1.92%	0.30%	to	1.40%	25.05%	to	25.59%
2016		28	$10.50	to	$10.65	$294	2.32%	0.85%	to	1.40%	2.54%	to	3.00%
2015		9	$10.25	to	$10.34	$90	1.94%	0.85%	to	1.35%	5.02%	to	5.62%
2014	08/15/2014	1	$9.77	to	$9.78	$13	(a)	0.95%	to	1.20%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Neuberger Berman Genesis Fund - Trust Class
2018		17	$20.34	to	$21.66	$373	—	0.95%	to	1.70%	-8.30%	to	-7.63%
2017		13	$22.18	to	$24.51	$315	0.08%	0.35%	to	1.70%	13.57%	to	15.07%
2016		31	$19.53	to	$21.30	$640	0.06%	0.35%	to	1.70%	16.04%	to	17.68%
2015		29	$16.83	to	$18.10	$509	—	0.35%	to	1.70%	-1.52%	to	-0.22%
2014		27	$17.09	to	$18.14	$473	—	0.35%	to	1.70%	-1.23%	to	-0.66%
Neuberger Berman Sustainable Equity Fund - Institutional Class
2018		212		$12.57		$2,662	0.78%		—			-5.63%
2017		184		$13.32		$2,449	0.99%		—			18.72%
2016		121		$11.22		$1,355	1.25%		—			10.32%
2015	07/15/2015	38		$10.17		$385	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Neuberger Berman Sustainable Equity Fund - Trust Class
2018		617	$17.97	to	$21.79	$12,231	0.26%	0.25%	to	1.60%	-7.48%	to	-6.17%
2017		654	$19.04	to	$23.23	$13,921	0.45%	0.00%	to	1.60%	16.55%	to	18.40%
2016		677	$16.23	to	$19.67	$12,306	1.11%	0.00%	to	1.60%	8.16%	to	9.89%
2015		707	$14.90	to	$17.95	$11,809	0.96%	0.00%	to	1.70%	-2.17%	to	-0.56%
2014		786	$15.12	to	$18.09	$13,345	0.92%	0.00%	to	1.90%	8.18%	to	10.29%
New Perspective Fund® - Class R-3
2018		61	$25.15	to	$30.30	$1,712	0.64%	0.00%	to	1.25%	-7.33%	to	-6.16%
2017		67	$27.14	to	$32.29	$2,010	0.12%	0.00%	to	1.25%	26.88%	to	28.44%
2016		73	$21.39	to	$25.14	$1,718	0.43%	0.00%	to	1.25%	0.23%	to	1.49%
2015		88	$20.96	to	$24.77	$2,071	0.33%	0.00%	to	1.40%	3.56%	to	5.05%
2014		94	$20.24	to	$23.58	$2,112	0.22%	0.00%	to	1.40%	1.40%	to	2.83%
New Perspective Fund® - Class R-4
2018		6,920	$10.92	to	$32.23	$177,548	1.02%	0.00%	to	1.50%	-7.31%	to	-5.90%
2017		6,826	$11.69	to	$34.25	$189,193	0.46%	0.00%	to	1.50%	26.88%	to	28.87%
2016		5,720	$13.83	to	$26.59	$135,484	0.81%	0.00%	to	1.50%	0.32%	to	1.84%
2015		5,570	$13.70	to	$26.11	$130,637	0.67%	0.00%	to	1.50%	3.74%	to	5.34%
2014		5,427	$13.13	to	$24.79	$121,851	0.59%	0.00%	to	1.50%	1.68%	to	3.20%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
New World Fund® - Class R-4
2018		103	$10.16	to	$10.85	$1,095	1.13%	0.00%	to	1.40%	-13.53%	to	-12.34%
2017		86	$11.75	to	$12.32	$1,038	1.51%	0.05%	to	1.40%	30.78%	to	31.88%
2016		35	$8.98	to	$9.30	$324	1.37%	0.10%	to	1.40%	2.39%	to	3.79%
2015		21	$8.77	to	$8.96	$183	0.95%	0.10%	to	1.35%	-7.29%	to	-5.98%
2014	08/13/2014	3	$9.46	to	$9.53	$27	(a)	0.10%	to	1.25%		(a)
Nuveen Global Infrastructure Fund - Class I
2018		159	$11.08	to	$11.18	$1,766	2.47%	0.95%	to	1.20%	-8.73%	to	-8.56%
2017		175	$12.14	to	$12.23	$2,125	2.67%	0.95%	to	1.20%	18.21%	to	18.39%
2016		179	$10.27	to	$10.33	$1,841	4.47%	1.00%	to	1.20%	6.54%	to	6.83%
2015		107	$9.64	to	$9.67	$1,029	2.07%	1.00%	to	1.20%	-7.75%	to	-7.55%
2014	05/15/2014	115	$10.45	to	$10.46	$1,197	(a)	1.00%	to	1.20%		(a)
Oppenheimer Capital Appreciation Fund - Class A
2018		3	$18.88	to	$19.89	$66	—	0.85%	to	1.20%	-7.09%	to	-6.75%
2017		3	$20.32	to	$21.33	$74	0.01%	0.85%	to	1.20%	25.05%	to	25.47%
2016		4	$16.25	to	$17.00	$64	0.07%	0.85%	to	1.20%	-3.50%	to	-3.19%
2015		5	$16.84	to	$17.56	$85	—	0.85%	to	1.20%	2.00%	to	2.33%
2014		6	$16.51	to	$17.35	$104	—	0.75%	to	1.20%	13.63%	to	14.22%
Oppenheimer Developing Markets Fund - Class A
2018		4,037	$10.47	to	$95.87	$216,966	0.25%	0.00%	to	1.75%	-13.67%	to	-12.14%
2017		4,354	$12.01	to	$109.12	$268,701	0.34%	0.00%	to	1.75%	32.45%	to	34.81%
2016		3,352	$10.31	to	$80.96	$197,196	0.23%	0.00%	to	1.75%	5.05%	to	6.94%
2015		3,558	$9.74	to	$75.74	$197,414	0.38%	0.00%	to	1.75%	-15.58%	to	-14.07%
2014		3,823	$11.43	to	$88.14	$249,694	0.27%	0.00%	to	1.75%	-6.45%	to	-4.51%
Oppenheimer Developing Markets Fund - Class Y
2018		3,523	$11.48	to	$12.43	$42,564	0.56%	0.00%	to	1.25%	-13.03%	to	-11.91%
2017		3,726	$13.20	to	$14.11	$51,340	0.67%	0.00%	to	1.25%	33.47%	to	35.15%
2016		3,464	$9.89	to	$10.44	$35,494	0.53%	0.00%	to	1.25%	5.78%	to	7.08%
2015		3,532	$9.35	to	$9.75	$33,914	0.69%	0.00%	to	1.25%	-14.85%	to	-13.79%
2014		3,459	$10.98	to	$11.31	$38,711	0.62%	0.00%	to	1.25%	-5.01%	to	-4.56%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Gold & Special Minerals Fund - Class A
2018		8	$5.27	to	$5.69	$45	0.00%	0.80%	to	1.65%		-14.29%
2017		8	$6.12	to	$6.92	$52	3.12%	0.20%	to	1.75%	15.04%	to	16.89%
2016		7	$5.32	to	$5.92	$38	8.12%	0.20%	to	1.75%	46.67%	to	48.37%
2015		6	$3.66	to	$3.99	$24	—	0.20%	to	1.65%	-24.09%	to	-23.27%
2014		4	$4.82	to	$5.20	$21	—	0.20%	to	1.75%	-16.75%	to	-15.58%
Oppenheimer International Bond Fund - Class A
2018		12	$10.99	to	$11.80	$135	4.75%	0.45%	to	1.25%	-7.02%	to	-6.27%
2017		13	$11.82	to	$12.59	$160	3.79%	0.45%	to	1.25%	9.44%	to	10.34%
2016		15	$10.58	to	$11.41	$163	4.02%	0.45%	to	1.55%	4.55%	to	5.45%
2015		5	$10.12	to	$10.64	$54	3.60%	0.70%	to	1.55%	-5.24%	to	-4.40%
2014		5	$10.68	to	$11.13	$57	4.04%	0.70%	to	1.55%	-1.01%	to	-0.36%
Oppenheimer International Growth Fund - Class Y
2018		55	$8.90	to	$9.32	$492	1.45%	0.40%	to	1.40%	-20.46%	to	-19.72%
2017		42	$11.19	to	$11.61	$474	1.12%	0.40%	to	1.40%	25.17%	to	26.47%
2016		28	$8.94	to	$9.18	$255	1.80%	0.40%	to	1.40%	-3.34%	to	-2.44%
2015		12	$9.27	to	$9.41	$114	1.61%	0.40%	to	1.35%	2.09%	to	2.95%
2014	07/15/2014	1	$9.09	to	$9.11	$10	(a)	0.95%	to	1.20%		(a)
Oppenheimer International Small-Mid Company Fund - Class Y
2018		40	$13.29	to	$13.82	$543	0.86%	0.55%	to	1.40%	-10.51%	to	-9.73%
2017		41	$14.85	to	$15.31	$616	1.30%	0.55%	to	1.40%	36.36%	to	37.31%
2016		33	$10.89	to	$11.07	$365	0.58%	0.75%	to	1.40%	-1.63%	to	-1.17%
2015		15	$11.07	to	$11.15	$163	—	0.95%	to	1.40%	13.54%	to	14.12%
2014	08/01/2014	1	$9.75	to	$9.77	$12	(a)	0.95%	to	1.40%		(a)
Oppenheimer Main Street Fund® - Class A
2018		81	$10.03	to	$11.60	$910	1.17%	0.75%	to	1.20%	-9.05%	to	-8.57%
2017		64	$10.97	to	$12.72	$796	1.34%	0.75%	to	1.20%	15.34%	to	15.43%
2016	05/13/2016	17		$11.02		$182	(c)		1.20%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Fund®/VA
2018		3	$16.25	to	$18.80	$53	1.68%	1.25%	to	1.50%	-9.27%	to	-9.05%
2017		4	$17.91	to	$20.67	$66	1.26%	1.25%	to	1.50%	15.18%	to	15.47%
2016		4	$15.55	to	$17.90	$64	1.09%	1.25%	to	1.50%	9.97%	to	10.22%
2015		5	$14.14	to	$16.24	$66	1.43%	1.25%	to	1.50%	1.80%	to	2.01%
2014		5	$13.89	to	$15.92	$74	1.32%	1.25%	to	1.50%	9.03%	to	9.34%
Oppenheimer Main Street Small Cap Fund®/VA
2018		1,000	$18.81	to	$29.15	$24,778	0.33%	0.00%	to	1.50%	-11.67%	to	-10.32%
2017		1,058	$21.17	to	$32.83	$29,512	0.87%	0.00%	to	1.50%	12.45%	to	14.17%
2016		1,123	$18.71	to	$29.05	$27,621	0.50%	0.00%	to	1.50%	16.33%	to	18.02%
2015		1,207	$15.99	to	$24.85	$25,350	0.94%	0.00%	to	1.50%	-7.32%	to	-5.91%
2014		1,288	$17.15	to	$26.68	$28,354	0.86%	0.00%	to	1.50%	10.25%	to	12.00%
Oppenheimer Discovery Mid Cap Growth Fund/VA
2018		1	$8.98	to	$18.34	$14	—	1.25%	to	1.50%	-7.52%	to	-7.28%
2017		2	$9.71	to	$19.78	$16	0.03%	1.25%	to	1.50%	26.93%	to	27.20%
2016		2	$7.65	to	$15.55	$14	—	1.25%	to	1.50%	0.79%	to	1.04%
2015		2	$7.59	to	$15.39	$15	—	1.25%	to	1.50%	4.98%	to	5.34%
2014		2	$7.23	to	$14.61	$15	—	1.25%	to	1.50%	4.33%	to	4.43%
Oppenheimer Global Fund/VA
2018		6	$25.59	to	$43.91	$231	1.17%	0.50%	to	1.40%	-14.40%	to	-13.61%
2017		6	$25.66	to	$50.83	$283	0.94%	0.50%	to	1.80%	34.21%	to	35.98%
2016		6	$19.12	to	$37.38	$211	0.98%	0.50%	to	1.80%	-1.70%	to	-0.43%
2015		7	$19.45	to	$37.54	$225	1.34%	0.50%	to	1.80%	2.10%	to	3.44%
2014		7	$19.05	to	$36.29	$222	1.24%	0.50%	to	1.80%	0.47%	to	1.77%
Oppenheimer Global Strategic Income Fund/VA
2018		4	$20.75	to	$23.99	$90	5.41%	0.55%	to	1.25%	-5.60%	to	-4.91%
2017		4	$21.98	to	$25.23	$95	2.30%	0.55%	to	1.25%	4.97%	to	5.70%
2016		4	$20.94	to	$23.87	$90	4.71%	0.55%	to	1.25%	5.23%	to	5.95%
2015		4	$19.90	to	$22.34	$96	6.19%	0.60%	to	1.25%	-3.49%	to	-2.83%
2014		4	$20.62	to	$22.99	$98	4.06%	0.60%	to	1.25%	1.58%	to	2.22%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Parnassus Core Equity FundSM - Investor Shares
2018		1,677	$11.00	to	$32.37	$32,021	1.07%	0.00%	to	1.40%	-1.58%	to	-0.25%
2017		1,606	$11.12	to	$32.19	$31,131	1.35%	0.05%	to	1.40%	14.93%	to	16.23%
2016		1,499	$16.31	to	$27.64	$25,372	1.04%	0.10%	to	1.40%	8.88%	to	10.30%
2015		1,393	$14.90	to	$25.06	$21,394	2.27%	0.10%	to	1.35%	-1.89%	to	-0.63%
2014		1,120	$15.11	to	$25.22	$17,371	1.75%	0.10%	to	1.35%	12.94%	to	14.18%
Pax Balanced Fund - Investor Class
2018		2,064	$13.44	to	$21.02	$35,911	2.09%	0.00%	to	1.50%	-5.51%	to	-4.06%
2017		2,193	$14.14	to	$21.91	$40,220	0.60%	0.00%	to	1.50%	11.49%	to	13.17%
2016		2,325	$12.61	to	$19.36	$38,128	1.27%	0.00%	to	1.50%	4.20%	to	5.79%
2015		2,575	$12.03	to	$18.30	$40,388	0.85%	0.00%	to	1.50%	-2.02%	to	-0.54%
2014		2,813	$12.20	to	$18.40	$44,918	0.87%	0.00%	to	1.50%	6.38%	to	7.98%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
2018		257	$5.16	to	$9.22	$1,362	5.64%	0.25%	to	1.50%	-15.50%	to	-14.40%
2017		226	$6.10	to	$10.82	$1,406	7.39%	0.25%	to	1.50%	0.99%	to	2.24%
2016		257	$6.04	to	$6.25	$1,570	0.97%	0.25%	to	1.50%	12.69%	to	14.05%
2015		98	$5.36	to	$5.48	$532	6.23%	0.25%	to	1.50%	-27.07%	to	-26.22%
2014	06/30/2014	2	$7.36	to	$7.38	$14	(a)	0.95%	to	1.25%		(a)
PIMCO Real Return Portfolio - Administrative Class
2018		4,614	$9.69	to	$17.35	$70,080	2.46%	0.00%	to	1.60%	-3.75%	to	-2.17%
2017		5,193	$10.03	to	$17.74	$81,690	2.31%	0.00%	to	1.60%	2.02%	to	3.65%
2016		6,498	$9.79	to	$17.12	$98,105	2.28%	0.00%	to	1.60%	3.49%	to	5.22%
2015		6,996	$9.42	to	$16.27	$101,300	3.87%	0.00%	to	1.60%	-4.23%	to	-2.69%
2014		8,463	$9.80	to	$16.72	$127,404	1.43%	0.00%	to	1.60%	1.43%	to	3.11%
Pioneer Equity Income Fund - Class Y
2018		689	$10.09	to	$17.43	$11,896	2.51%	0.75%	to	0.95%	-9.51%	to	-9.36%
2017		795	$11.15	to	$19.23	$15,188	1.68%	0.75%	to	0.95%		14.26%
2016		848		$16.83		$14,268	2.10%		0.85%			18.44%
2015		726		$14.21		$10,306	2.05%		0.85%			-0.28%
2014		592		$14.25		$8,438	2.94%		0.95%			12.12%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer High Yield Fund - Class A
2018		37	$16.87	to	$21.26	$722	5.26%	0.20%	to	1.75%	-4.85%	to	-3.32%
2017		39	$17.73	to	$21.99	$799	5.56%	0.20%	to	1.75%	5.66%	to	7.27%
2016		62	$16.78	to	$20.50	$1,175	4.98%	0.20%	to	1.75%	12.17%	to	13.89%
2015		102	$14.96	to	$18.00	$1,727	4.91%	0.20%	to	1.75%	-6.56%	to	-5.06%
2014		112	$16.01	to	$18.96	$2,023	4.31%	0.20%	to	1.75%	-1.90%	to	-0.37%
Pioneer Strategic Income Fund - Class A
2018		41	$12.50	to	$14.23	$562	3.25%	0.20%	to	1.65%	-3.55%	to	-2.06%
2017		34	$12.86	to	$14.53	$483	2.82%	0.20%	to	1.75%	3.38%	to	4.99%
2016		74	$12.44	to	$13.84	$992	3.08%	0.20%	to	1.75%	5.83%	to	7.37%
2015		94	$11.83	to	$12.89	$1,189	3.70%	0.20%	to	1.65%	-3.02%	to	-1.60%
2014		105	$12.15	to	$13.10	$1,354	3.84%	0.20%	to	1.75%	3.17%	to	4.38%
Pioneer Equity Income VCT Portfolio - Class I
2018		—		$26.03		—	—		1.05%			-9.52%
2017		—		$28.77		—	1.70%		1.05%			14.26%
2016		—		$25.18		—	5.57%		1.05%			18.55%
2015		3		$21.24		$56	3.08%		1.05%			-0.56%
2014	10/06/2014	—		$21.36		$9	(a)		1.05%			(a)
Pioneer High Yield VCT Portfolio - Class I
2018		770	$16.00	to	$22.06	14,827	4.71%	0.10%	to	1.50%	-4.72%	to	-3.42%
2017		991	$16.70	to	$22.84	20,189	4.55%	0.10%	to	1.50%	5.60%	to	7.13%
2016		1,026	$15.71	to	$21.32	$19,606	4.78%	0.00%	to	1.50%	12.48%	to	14.20%
2015		1,115	$13.88	to	$18.68	$18,835	4.92%	0.00%	to	1.50%	-5.37%	to	-3.90%
2014		1,311	$14.58	to	$19.47	$23,270	4.92%	0.00%	to	1.50%	-1.41%	to	0.07%
PGIM Jennison Utility Fund - Class Z
2018		11	$11.03	to	$12.24	$128	2.58%	0.75%	to	1.40%	0.27%	to	0.89%
2017		9	$11.00	to	$12.14	$105	2.14%	0.70%	to	1.40%	12.75%	to	13.25%
2016		8	$9.84	to	$10.72	$79	2.31%	0.80%	to	1.25%	14.49%	to	14.90%
2015		5	$8.58	to	$9.26	$42	3.08%	0.95%	to	1.25%	-13.55%	to	-13.32%
2014	08/14/2014	2	$9.91	to	$10.70	$23	(a)	0.95%	to	1.25%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Columbia Large Cap Value Fund - Advisor Class
2018		898	$9.22	to	$16.44	$8,331	3.79%	0.00%	to	1.50%	-11.34%	to	-11.23%
2017		—	$18.25	to	$18.52	$5	1.81%	0.35%	to	0.50%	16.24%	to	16.48%
2016		7	$15.70	to	$15.90	$112	1.65%	0.35%	to	0.50%		14.47%
2015		7	$13.62	to	$14.15	$101	1.86%	0.10%	to	0.60%	-2.64%	to	-2.14%
2014		8	$13.99	to	$14.46	$114	—	0.10%	to	0.60%		—
Royce Total Return Fund - K Class
2018		—		$8.77		$3	(f)		1.10%			(f)
2017		—		$23.02		$3	0.36%		1.20%			11.91%
2016		—		$20.56		$2	(f)		1.20%			(f)
2015		—		$16.40		$2	—		1.40%			8.84%
2014		—		$17.99		$2	—		1.40%			0.39%
Ave Maria Rising Dividend Fund
2018		430	$11.18	to	$11.71	$4,894	1.40%	0.25%	to	1.50%	-6.29%	to	-5.03%
2017		387	$11.93	to	$12.33	$4,677	1.18%	0.25%	to	1.50%	15.15%	to	16.54%
2016		389	$10.36	to	$10.58	$4,066	1.82%	0.25%	to	1.50%	13.60%	to	15.02%
2015	09/15/2015	48	$9.12	to	$9.20	$437	(b)	0.25%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
SMALLCAP World Fund® - Class R-4
2018		1,366	$10.38	to	$18.05	$20,382	—	0.00%	to	1.50%	-11.04%	to	-9.70%
2017		1,385	$11.60	to	$19.99	$23,121	0.37%	0.00%	to	1.50%	25.00%	to	26.84%
2016		1,050	$13.84	to	$15.76	$15,154	—	0.00%	to	1.50%	4.14%	to	5.77%
2015		1,064	$13.29	to	$14.90	$14,703	—	0.00%	to	1.50%	1.14%	to	2.62%
2014		872	$13.14	to	$14.52	$11,841	—	0.00%	to	1.50%	0.31%	to	1.82%
T. Rowe Price Institutional Large-Cap Growth Fund
2018		1,833		$16.46		$30,175	0.29%		—			4.31%
2017		1,590		$15.78		$25,083	0.29%		—			37.82%
2016		1,130		$11.45		$12,935	0.35%		—			2.88%
2015	07/14/2015	358		$11.13		$3,984	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
T. Rowe Price Mid-Cap Value Fund - R Class
2018		27	$26.00	to	$31.56	$788	0.42%	0.00%	to	1.30%	-12.22%	to	-11.07%
2017		34	$29.62	to	$35.49	$1,113	0.49%	0.00%	to	1.30%	10.31%	to	10.67%
2016		41	$28.45	to	$31.54	$1,228	0.49%	0.10%	to	0.90%	22.63%	to	23.29%
2015		37	$23.20	to	$25.82	$910	0.62%	0.00%	to	0.90%	-4.76%	to	-3.91%
2014		41	$24.23	to	$26.87	$1,035	0.41%	0.00%	to	0.95%	9.05%	to	10.03%
T. Rowe Price Value Fund - Advisor Class
2018		19		$20.49		$399	1.22%		1.00%			-10.56%
2017		18		$22.91		$418	1.06%		1.00%			17.49%
2016		15		$19.50		$301	1.52%		1.00%			9.61%
2015		14		$17.79		$254	1.37%		1.00%			-2.95%
2014		18		$18.33		$330	0.98%		1.00%			12.04%
TCW Total Return Bond Fund - Class N
2018		614	$9.91	to	$10.48	$6,183	3.33%	0.00%	to	1.50%	-1.00%	to	0.48%
2017		593	$9.97	to	$10.43	$6,006	2.58%	0.00%	to	1.50%	1.52%	to	3.06%
2016		597	$9.79	to	$10.12	$5,929	2.78%	0.00%	to	1.50%	-0.30%	to	1.20%
2015	09/11/2015	249	$9.90	to	$10.00	$2,471	(b)	0.00%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Templeton Foreign Fund - Class A
2018		25	$10.97	to	$18.48	$423	2.43%	0.20%	to	1.65%	-16.40%	to	-15.15%
2017		24	$12.79	to	$21.78	$495	1.35%	0.20%	to	1.65%	15.20%	to	16.85%
2016		29	$11.04	to	$18.64	$510	1.86%	0.20%	to	1.65%	9.80%	to	11.42%
2015		32	$10.00	to	$16.73	$499	0.76%	0.20%	to	1.65%	-8.63%	to	-7.31%
2014		94	$10.72	to	$18.05	$1,602	2.69%	0.20%	to	1.65%	-12.24%	to	-11.23%
Templeton Global Bond Fund - Advisor Class
2018		2,147	$11.41	to	$11.75	$24,501	6.51%	0.00%	to	0.45%	0.97%	to	1.47%
2017		2,464	$11.30	to	$11.58	$27,852	3.58%	0.00%	to	0.45%	2.17%	to	2.66%
2016		2,462	$11.06	to	$11.28	$27,244	2.62%	0.00%	to	0.45%	6.14%	to	6.62%
2015		3,070	$10.42	to	$10.58	$32,007	3.33%	0.00%	to	0.45%	-4.49%	to	-4.08%
2014		3,491	$10.91	to	$11.03	$38,088	6.75%	0.00%	to	0.45%	1.39%	to	1.85%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Class A
2018		5,240	$10.76	to	$38.41	$118,332	6.18%	0.00%	to	1.50%	-0.25%	to	1.27%
2017		5,561	$10.77	to	$37.93	$127,026	3.29%	0.00%	to	1.50%	0.85%	to	2.36%
2016		5,636	$10.67	to	$37.06	$129,353	2.38%	0.00%	to	1.50%	4.65%	to	6.26%
2015		6,518	$10.19	to	$34.89	$144,039	3.04%	0.00%	to	1.50%	-5.71%	to	-4.23%
2014		7,637	$10.79	to	$36.44	$180,054	6.35%	0.00%	to	1.50%	0.09%	to	1.52%
Third Avenue Real Estate Value Fund - Institutional Class
2018		4	$9.95	to	$10.23	$42	1.67%	0.65%	to	1.25%	-20.91%	to	-20.42%
2017		6	$12.58	to	$12.83	$78	1.37%	0.70%	to	1.25%	20.73%	to	21.23%
2016		3	$10.42	to	$10.55	$32	1.04%	0.80%	to	1.25%	4.51%	to	4.98%
2015		2	$9.99	to	$10.05	$19	—	0.80%	to	1.15%	-4.77%	to	-4.38%
2014	08/27/2014	—	$10.49	to	$10.50	$4	(a)	0.95%	to	1.15%		(a)
Thornburg International Value Fund - Class R4
2018		—		$12.19		$2	—		1.15%			-21.00%
2017		—		$15.43		$3	0.75%		1.15%			23.64%
2016		—		$12.48		$3	0.29%		1.15%			-3.85%
2015		4	$12.98	to	$13.41	$51	—	0.60%	to	1.15%	5.10%	to	5.67%
2014		4	$12.35	to	$12.69	$45	—	0.60%	to	1.15%		-6.42%
Touchstone Value Fund - Institutional Class
2018		985		$12.21		$12,022	2.08%		—			-5.35%
2017		804		$12.90		$10,377	2.02%		—			14.36%
2016		555		$11.28		$6,257	3.02%		—			13.48%
2015	07/14/2015	160		$9.94		$1,586	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
USAA Precious Metals and Minerals Fund - Adviser Shares
2018		4,033	$3.17	to	$3.49	$13,275	—	0.25%	to	1.50%	-13.55%	to	-12.31%
2017		3,528	$3.66	to	$3.98	$13,321	—	0.25%	to	1.50%	7.96%	to	9.37%
2016		4,024	$3.39	to	$3.70	$14,039	5.37%	0.00%	to	1.50%	43.64%	to	46.25%
2015		2,989	$2.36	to	$2.53	$7,214	—	0.00%	to	1.50%	-27.66%	to	-26.45%
2014		2,743	$3.26	to	$3.44	$9,095	1.41%	0.00%	to	1.50%	-9.70%	to	-8.51%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Vanguard® Total Bond Market Index Fund - Investor Shares
2018	5/25/2018	—		$10.16		—	(e)		1.00%			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
Diversified Value Portfolio
2018		5	$19.91	to	$23.22	$112	2.59%	0.95%	to	2.00%	-10.92%	to	-10.00%
2017		5	$22.35	to	$25.80	$120	(e)	0.95%	to	2.00%	10.92%	to	12.13%
2016		4	$20.15	to	$23.01	$103	(e)	0.95%	to	2.00%	10.71%	to	11.86%
2015		6	$18.20	to	$20.57	$116	(e)	0.95%	to	2.00%	-4.36%	to	-3.38%
2014		5	$19.03	to	$21.29	$116	(e)	0.95%	to	2.00%	7.64%	to	8.79%
Equity Income Portfolio
2018		6	$23.98	to	$27.37	$169	2.24%	1.10%	to	2.00%	-7.84%	to	-7.00%
2017		6	$26.02	to	$29.43	$188	2.40%	1.10%	to	2.00%	15.90%	to	16.97%
2016		8	$22.45	to	$25.16	$199	2.61%	1.10%	to	2.00%	12.81%	to	13.67%
2015		11	$19.90	to	$22.37	$237	2.47%	1.00%	to	2.00%	-1.14%	to	-0.13%
2014		11	$20.13	to	$22.40	$249	2.43%	1.00%	to	2.00%	9.16%	to	10.29%
Small Company Growth Portfolio
2018		2	$25.58	to	$29.83	$47	—	0.95%	to	2.00%	-9.10%	to	-8.16%
2017		1	$28.14	to	$32.48	$46	0.45%	0.95%	to	2.00%	21.01%	to	22.29%
2016		1	$23.25	to	$26.56	$33	0.32%	0.95%	to	2.00%	12.65%	to	13.84%
2015		1	$20.64	to	$23.33	$26	—	0.95%	to	2.00%	-4.67%	to	-3.67%
2014		1	$21.65	to	$24.22	$24	—	0.95%	to	2.00%	1.36%	to	2.41%
Victory Integrity Small-Cap Value Fund - Class Y
2018		39	$10.77	to	$11.49	$435	0.52%	0.00%	to	1.40%	-19.69%	to	-18.63%
2017		24	$13.41	to	$14.06	$332	0.06%	0.05%	to	1.40%	10.83%	to	11.47%
2016		9	$12.10	to	$12.52	$115	0.36%	0.10%	to	1.40%	22.85%	to	24.21%
2015		5	$9.89	to	$10.08	$45	—	0.10%	to	1.25%	-7.83%	to	-6.75%
2014	08/22/2014	1	$10.75	to	$10.81	$6	(a)	0.10%	to	0.95%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Victory Sycamore Established Value Fund - Class A
2018		366	$9.87	to	$11.84	$4,299	1.05%	0.75%	to	1.20%	-11.34%	to	-10.84%
2017		266	$11.07	to	$13.31	$3,525	0.68%	0.75%	to	1.20%		14.35%
2016	05/19/2016	144		$11.64		$1,674	(c)		1.20%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Victory Sycamore Small Company Opportunity Fund - Class R
2018		—	$23.87	to	$24.85	$8	—	0.60%	to	1.05%	-9.75%	to	-9.31%
2017		2	$26.44	to	$27.40	$53	0.32%	0.60%	to	1.05%		10.12%
2016		2	$23.86	to	$24.61	$38	0.13%	0.70%	to	1.15%	27.87%	to	28.29%
2015		1	$18.66	to	$19.10	$28	—	0.75%	to	1.15%	-2.05%	to	-1.70%
2014		1	$19.05	to	$19.38	$25	—	0.80%	to	1.15%	4.96%	to	5.33%
Voya Balanced Portfolio - Class I
2018		6,211	$13.99	to	$56.10	$208,684	2.30%	0.00%	to	1.95%	-8.67%	to	-6.82%
2017		7,043	$15.15	to	$60.77	$252,764	2.56%	0.00%	to	1.95%	12.48%	to	14.73%
2016		7,897	$13.32	to	$53.47	$250,957	1.78%	0.00%	to	1.95%	5.66%	to	7.83%
2015		8,705	$12.47	to	$50.06	$259,147	2.01%	0.00%	to	1.95%	-3.72%	to	-1.85%
2014		9,743	$12.82	to	$51.49	$299,629	1.64%	0.00%	to	1.95%	4.09%	to	6.20%
Voya Large Cap Value Fund - Class A
2018		4	$13.99	to	$14.63	$60	1.05%	0.45%	to	1.20%	-9.27%	to	-8.56%
2017		8	$15.42	to	$16.00	$131	2.05%	0.45%	to	1.20%	11.98%	to	12.83%
2016		4	$13.77	to	$14.18	$60	2.19%	0.45%	to	1.20%	12.12%	to	12.72%
2015		7	$12.32	to	$12.58	$88	4.21%	0.45%	to	1.15%		-5.35%
2014		—		$13.27		$7	—		0.50%			9.04%
Voya Real Estate Fund - Class A
2018		25	$23.73	to	$29.90	$678	2.93%	0.00%	to	1.55%	-9.70%	to	-8.28%
2017		25	$26.28	to	$32.60	$755	2.88%	0.00%	to	1.55%	3.18%	to	4.79%
2016		29	$25.47	to	$31.11	$841	2.82%	0.00%	to	1.55%	1.84%	to	3.42%
2015		49	$25.01	to	$30.08	$1,406	2.51%	0.00%	to	1.55%	1.42%	to	3.01%
2014		73	$24.66	to	$29.20	$2,025	2.34%	0.00%	to	1.55%	28.17%	to	30.12%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Floating Rate Fund - Class A
2018		229	$10.02	to	$10.48	$2,318	4.21%	0.75%	to	1.20%	-1.42%	to	-0.99%
2017		75	$10.12	to	$10.61	$775	3.55%	0.75%	to	1.20%	1.24%	to	1.34%
2016	06/01/2016	14		$10.47		$149	(c)		1.20%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Voya GNMA Income Fund - Class A
2018		197	$9.89	to	$18.47	$2,539	2.39%	0.20%	to	1.55%	-0.68%	to	0.60%
2017		228	$9.93	to	$18.36	$2,981	2.47%	0.25%	to	1.55%	-0.08%	to	1.27%
2016		239	$9.90	to	$18.13	$3,178	2.92%	0.25%	to	1.55%	0.08%	to	1.40%
2015		240	$10.94	to	$17.88	$3,252	3.03%	0.00%	to	1.55%	0.00%	to	1.59%
2014		257	$10.94	to	$17.64	$3,484	3.42%	0.00%	to	1.55%	3.27%	to	4.95%
Voya Intermediate Bond Fund - Class A
2018		52	$13.80	to	$17.38	$836	2.91%	0.00%	to	1.55%	-2.13%	to	-0.63%
2017		50	$14.10	to	$17.49	$815	2.92%	0.00%	to	1.55%	2.92%	to	4.48%
2016		48	$13.70	to	$16.74	$743	2.91%	0.00%	to	1.55%	2.16%	to	3.78%
2015		93	$13.41	to	$16.13	$1,395	2.27%	0.00%	to	1.55%	-1.25%	to	0.31%
2014		118	$13.58	to	$16.08	$1,774	2.70%	0.00%	to	1.55%	4.86%	to	6.49%
Voya Intermediate Bond Portfolio - Class I
2018		14,410	$13.68	to	$113.27	$404,454	3.62%	0.00%	to	1.95%	-2.49%	to	-0.52%
2017		16,272	$14.03	to	$115.08	$455,985	3.34%	0.00%	to	1.95%	2.98%	to	5.04%
2016		17,504	$13.62	to	$110.70	$463,454	2.34%	0.00%	to	1.95%	2.25%	to	4.35%
2015		18,559	$13.31	to	$107.22	$477,808	4.03%	0.00%	to	1.95%	-1.33%	to	0.63%
2014		13,747	$13.45	to	$107.70	$351,128	3.27%	0.00%	to	1.95%	4.57%	to	6.63%
Voya Intermediate Bond Portfolio - Class S
2018		138		$15.28		$2,103	3.42%		0.35%			-1.16%
2017		170		$15.46		$2,627	3.16%		0.35%			4.39%
2016		178		$14.81		$2,631	2.19%		0.35%			3.86%
2015		187		$14.26		$2,668	4.66%		0.35%			-0.14%
2014		69		$14.28		$981	3.04%		0.35%			6.17%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Perspectives® Portfolio - Class I
2018		181	$10.07	to	$11.06	$1,944	3.05%	0.40%	to	1.50%	-8.58%	to	-7.53%
2017		204	$10.93	to	$12.03	$2,388	1.65%	0.25%	to	1.50%	13.20%	to	14.68%
2016		509	$10.15	to	$10.49	$5,274	3.50%	0.25%	to	1.50%	5.28%	to	6.61%
2015		236	$9.64	to	$9.84	$2,295	2.92%	0.25%	to	1.50%	-4.84%	to	-3.62%
2014	05/12/2014	91	$10.13	to	$10.21	$922	(a)	0.25%	to	1.50%		(a)
Voya High Yield Portfolio - Adviser Class
2018		3		$13.28		$41	5.00%		0.35%			-3.84%
2017		3		$13.81		$39	6.55%		0.35%			5.42%
2016		3		$13.10		$39	7.07%		0.35%			13.81%
2015		3		$11.51		$34	5.13%		0.35%			-2.70%
2014		4		$11.83		$44	6.67%		0.35%			0.51%
Voya High Yield Portfolio - Institutional Class
2018		2,437	$12.72	to	$19.54	$35,318	6.01%	0.00%	to	1.20%	-4.12%	to	-2.97%
2017		2,630	$13.17	to	$20.29	$39,407	7.22%	0.00%	to	1.20%	5.29%	to	6.56%
2016		2,242	$12.41	to	$19.19	$31,164	6.85%	0.00%	to	1.20%	13.51%	to	14.88%
2015		2,230	$10.85	to	$16.85	$27,564	6.30%	0.00%	to	1.20%	-3.03%	to	-1.87%
2014		2,381	$11.11	to	$17.32	$31,277	6.41%	0.00%	to	1.20%	0.23%	to	1.45%
Voya High Yield Portfolio - Service Class
2018		993	$17.62	to	$22.29	$19,881	5.77%	0.10%	to	1.50%	-4.63%	to	-3.31%
2017		1,042	$18.37	to	$23.09	$21,758	6.92%	0.00%	to	1.50%	4.63%	to	6.18%
2016		1,084	$17.45	to	$22.28	$21,510	6.58%	0.00%	to	1.50%	12.86%	to	14.60%
2015		1,120	$15.36	to	$19.45	$19,604	6.16%	0.00%	to	1.50%	-3.48%	to	-2.03%
2014		1,361	$15.82	to	$19.86	$24,624	6.21%	0.00%	to	1.50%	-0.35%	to	1.21%
Voya Large Cap Growth Portfolio - Adviser Class
2018		3		$24.08		$78	—		0.35%			-2.39%
2017		6		$24.67		$143	0.07%		0.35%			28.56%
2016		6		$19.19		$121	—		0.35%			2.95%
2015		9		$18.64		$163	—		0.35%			5.37%
2014		12		$17.69		$210	—		0.35%			12.60%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Institutional Class
2018		20,013	$22.96	to	$32.64	$483,586	0.67%	0.00%	to	1.50%	-2.97%	to	-1.48%
2017		21,642	$23.65	to	$33.45	$535,736	0.64%	0.00%	to	1.50%	27.82%	to	29.71%
2016		22,383	$18.51	to	$26.03	$430,272	0.55%	0.00%	to	1.50%	2.43%	to	4.00%
2015		23,787	$18.07	to	$25.28	$443,531	0.57%	0.00%	to	1.50%	4.78%	to	6.38%
2014		24,580	$17.24	to	$23.99	$434,528	0.38%	0.00%	to	1.50%	11.88%	to	13.62%
Voya Large Cap Growth Portfolio - Service Class
2018		460	$15.60	to	$38.16	$12,694	0.41%	0.00%	to	1.50%	-3.24%	to	-1.75%
2017		422	$15.94	to	$38.84	$11,802	0.40%	0.00%	to	1.50%	27.53%	to	29.42%
2016		321	$12.36	to	$30.01	$6,892	0.28%	0.00%	to	1.50%	2.16%	to	3.70%
2015		290	$11.96	to	$28.94	$5,927	0.35%	0.00%	to	1.50%	4.52%	to	6.12%
2014		286	$11.31	to	$27.27	$5,413	0.24%	0.00%	to	1.35%	11.79%	to	13.35%
Voya Large Cap Value Portfolio - Adviser Class
2018		1		$12.64		$15	—		0.35%			-8.67%
2017		1		$13.84		$21	1.85%		0.35%			12.43%
2016		2		$12.31		$21	1.80%		0.35%			12.83%
2015		2		$10.91		$21	—		0.35%			-5.38%
2014		2		$11.53		$24	—		0.35%			8.98%
Voya Large Cap Value Portfolio - Institutional Class
2018		17,753	$13.34	to	$17.66	$267,860	2.01%	0.00%	to	1.95%	-9.62%	to	-7.78%
2017		20,269	$14.76	to	$19.15	$335,852	2.43%	0.00%	to	1.95%	11.31%	to	13.52%
2016		22,298	$13.26	to	$16.87	$328,460	2.34%	0.00%	to	1.95%	11.70%	to	13.93%
2015		24,918	$11.87	to	$14.81	$325,457	1.84%	0.00%	to	1.95%	-6.39%	to	-4.45%
2014		27,820	$12.68	to	$15.50	$384,229	2.12%	0.00%	to	1.95%	7.95%	to	10.09%
Voya Large Cap Value Portfolio - Service Class
2018		85	$12.93	to	$16.36	$1,241	1.70%	0.10%	to	1.40%	-9.33%	to	-8.06%
2017		107	$14.26	to	$17.09	$1,692	2.17%	0.10%	to	1.40%	11.67%	to	13.08%
2016		118	$12.77	to	$15.16	$1,668	2.15%	0.10%	to	1.45%	12.02%	to	13.49%
2015		132	$11.44	to	$13.48	$1,658	1.74%	0.10%	to	1.55%	-6.12%	to	-4.77%
2014		126	$12.15	to	$14.19	$1,681	1.97%	0.10%	to	1.55%	7.99%	to	9.40%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Limited Maturity Bond Portfolio - Adviser Class
2018		1		$10.19		$15	—		0.35%			0.39%
2017		1		$10.15		$11	1.36%		0.35%			0.59%
2016		1		$10.09		$10	0.48%		0.35%			0.50%
2015		4		$10.04		$37	—		0.35%			-0.20%
2014		2		$10.06		$19	—		0.35%			—
Voya U.S. Stock Index Portfolio - Institutional Class
2018		1,301	$19.90	to	$29.54	$28,279	1.86%	0.00%	to	1.40%	-5.94%	to	-4.65%
2017		1,271	$20.95	to	$30.98	$29,429	1.95%	0.00%	to	1.40%	19.76%	to	21.49%
2016		1,028	$17.33	to	$25.50	$20,177	2.18%	0.00%	to	1.40%	10.10%	to	11.65%
2015		842	$15.59	to	$22.84	$15,178	1.74%	0.00%	to	1.40%	-0.26%	to	1.11%
2014		1,006	$15.49	to	$22.59	$19,708	2.04%	0.00%	to	1.40%	11.78%	to	13.35%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2018		2		$10.24		$20	—		0.35%			-2.75%
2017		3		$10.53		$32	0.90%		0.35%			1.84%
2016		5		$10.34		$48	—		0.35%			2.89%
2015		4		$10.05		$38	—		0.35%			-3.18%
2014		4		$10.38		$43	1.85%		0.35%			1.76%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2018		4,693	$12.81	to	$14.96	$64,343	5.37%	0.00%	to	1.50%	-9.92%	to	-8.56%
2017		5,377	$14.21	to	$16.36	$81,417	3.72%	0.00%	to	1.50%	9.13%	to	10.77%
2016		6,136	$13.03	to	$14.77	$84,613	1.41%	0.00%	to	1.50%	-0.61%	to	0.89%
2015		6,417	$13.11	to	$14.64	$88,362	3.31%	0.00%	to	1.50%	-2.89%	to	-1.41%
2014		6,586	$13.50	to	$14.85	$92,705	1.37%	0.00%	to	1.50%	12.41%	to	14.06%
VY® Clarion Real Estate Portfolio - Adviser Class
2018		2		$14.89		$35	2.60%		0.35%			-8.31%
2017		3		$16.24		$42	2.55%		0.35%			4.44%
2016		6		$15.55		$90	1.52%		0.35%			3.53%
2015		3		$15.02		$39	2.17%		0.35%			2.25%
2014		4		$14.69		$53	2.20%		0.35%			28.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Real Estate Portfolio - Institutional Class
2018		81	$15.34	to	$17.45	$1,419	2.96%	0.95%	to	1.95%	-9.23%	to	-8.30%
2017		96	$16.90	to	$19.03	$1,820	2.32%	0.95%	to	1.95%	3.43%	to	4.50%
2016		117	$16.34	to	$18.21	$2,120	1.85%	0.95%	to	1.95%	2.45%	to	3.47%
2015		129	$15.95	to	$17.60	$2,262	1.54%	0.95%	to	1.95%	1.14%	to	2.21%
2014		140	$15.77	to	$17.22	$2,409	1.61%	0.95%	to	1.95%	27.80%	to	29.09%
VY® Clarion Real Estate Portfolio - Service Class
2018		2,224	$14.85	to	$19.07	$37,743	2.60%	0.00%	to	1.50%	-9.00%	to	-7.65%
2017		2,860	$16.22	to	$20.65	$53,192	2.07%	0.00%	to	1.50%	3.59%	to	5.20%
2016		3,437	$15.57	to	$19.63	$61,308	1.58%	0.00%	to	1.50%	2.70%	to	4.25%
2015		3,616	$15.07	to	$18.83	$62,453	1.32%	0.00%	to	1.50%	1.43%	to	2.95%
2014		3,889	$14.77	to	$18.29	$65,786	1.31%	0.00%	to	1.50%	27.97%	to	29.81%
VY® Invesco Growth and Income Portfolio - Institutional Class
2018		1,580	$17.29	to	$17.80	$27,328	1.75%	0.00%	to	0.45%	-13.72%	to	-13.30%
2017		1,642	$20.04	to	$20.53	$32,904	2.26%	0.00%	to	0.45%	13.61%	to	14.12%
2016		1,500	$17.64	to	$17.99	$26,466	2.34%	0.00%	to	0.45%	19.67%	to	20.25%
2015		1,486	$14.74	to	$14.96	$21,900	3.52%	0.00%	to	0.45%	-3.09%	to	-2.67%
2014		1,485	$15.21	to	$15.37	$22,583	1.17%	0.00%	to	0.45%	9.90%	to	10.34%
VY® Invesco Growth and Income Portfolio - Service Class
2018		1,248	$15.90	to	$23.71	$26,073	1.47%	0.00%	to	1.50%	-14.86%	to	-13.59%
2017		1,363	$18.57	to	$27.44	$33,274	2.05%	0.00%	to	1.50%	12.17%	to	13.91%
2016		1,315	$16.45	to	$24.09	$28,398	2.12%	0.00%	to	1.50%	18.18%	to	19.91%
2015		1,411	$13.84	to	$20.09	$25,661	3.25%	0.00%	to	1.50%	-4.41%	to	-2.90%
2014		1,427	$14.39	to	$20.69	$27,024	1.15%	0.00%	to	1.50%	8.48%	to	10.11%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2018		8		$19.69		$151	0.57%		0.35%			-17.37%
2017		8		$23.83		$202	0.32%		0.35%			41.93%
2016		16		$16.79		$266	0.93%		0.35%			12.23%
2015		15		$14.96		$223	0.74%		0.35%			-16.33%
2014		18		$17.88		$321	0.68%		0.35%			0.17%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2018		561	$20.22	to	$20.28	$11,355	0.90%	0.95%	to	1.20%	-17.57%	to	-17.39%
2017		655	$24.53	to	$24.55	$16,078	0.51%	0.95%	to	1.20%	41.63%	to	41.74%
2016		1,109	$17.32	to	$17.58	$19,344	1.49%	0.85%	to	1.20%	11.89%	to	12.33%
2015		1,101	$15.48	to	$15.65	$17,138	1.54%	0.85%	to	1.20%	-16.55%	to	-16.31%
2014		1,208	$18.55	to	$18.70	$22,492	1.22%	0.95%	to	1.20%	-0.11%	to	0.16%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2018		890	$9.70	to	$26.81	$20,389	0.62%	0.00%	to	1.50%	-18.02%	to	-16.74%
2017		1,026	$11.76	to	$32.20	$28,556	0.46%	0.00%	to	1.55%	40.83%	to	43.05%
2016		898	$8.30	to	$22.52	$17,732	1.22%	0.00%	to	1.55%	11.21%	to	12.94%
2015		883	$7.41	to	$19.94	$15,507	1.24%	0.00%	to	1.55%	-17.04%	to	-15.78%
2014		953	$8.88	to	$23.68	$20,091	0.94%	0.00%	to	1.55%	-0.58%	to	0.97%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2018		1		$18.72		$24	—		0.35%			-11.15%
2017		2		$21.06		$46	0.19%		0.35%			14.82%
2016		2		$18.35		$28	0.16%		0.35%			20.72%
2015		3		$15.20		$41	—		0.35%			-4.34%
2014		1		$15.89		$24	—		0.35%			7.51%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2018		2,187	$19.07	to	$19.63	$41,715	0.66%	0.00%	to	0.45%	-10.76%	to	-10.32%
2017		2,118	$21.37	to	$21.89	$45,257	0.69%	0.00%	to	0.45%	15.33%	to	15.88%
2016		2,073	$18.53	to	$18.89	$38,416	0.76%	0.00%	to	0.45%	21.43%	to	21.87%
2015		1,960	$15.26	to	$15.50	$29,923	0.48%	0.00%	to	0.45%	-3.90%	to	-3.43%
2014		1,682	$15.88	to	$16.05	$26,704	0.56%	0.00%	to	0.45%	8.10%	to	8.59%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2018		1,109	$20.68	to	$31.52	$30,497	0.40%	0.00%	to	1.65%	-11.98%	to	-10.52%
2017		1,095	$23.32	to	$35.23	$33,973	0.46%	0.00%	to	1.65%	13.66%	to	15.58%
2016		1,022	$20.36	to	$30.48	$27,747	0.47%	0.00%	to	1.65%	19.60%	to	21.61%
2015		1,002	$16.90	to	$25.07	$22,617	0.21%	0.00%	to	1.65%	-5.27%	to	-3.69%
2014		931	$17.70	to	$26.03	$22,043	0.36%	0.00%	to	1.65%	6.60%	to	8.37%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2018		16		$18.95		$298	1.54%		0.35%			-0.26%
2017		25		$19.00		$479	0.97%		0.35%			14.32%
2016		27		$16.62		$450	1.15%		0.35%			7.30%
2015		28		$15.49		$429	0.96%		0.35%			4.45%
2014		27		$14.83		$403	1.07%		0.35%			11.42%
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2018		17,670	$18.48	to	$19.02	$326,569	2.53%	0.00%	to	0.45%	0.27%	to	0.74%
2017		17,165	$18.43	to	$18.88	$316,392	1.54%	0.00%	to	0.45%	14.83%	to	15.40%
2016		16,607	$16.05	to	$16.36	$266,487	1.69%	0.00%	to	0.45%	7.86%	to	8.27%
2015		14,896	$14.88	to	$15.11	$221,682	1.62%	0.00%	to	0.45%	5.01%	to	5.52%
2014		13,509	$14.17	to	$14.32	$191,423	1.63%	0.00%	to	0.45%	11.93%	to	12.40%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2018		31,213	$10.85	to	$30.86	$806,219	2.19%	0.00%	to	1.50%	-1.02%	to	0.52%
2017		31,475	$10.88	to	$30.70	$827,633	1.25%	0.00%	to	1.50%	13.40%	to	15.11%
2016		30,080	$10.54	to	$26.67	$710,826	1.39%	0.00%	to	1.55%	6.41%	to	8.08%
2015		28,031	$17.30	to	$24.69	$625,604	1.33%	0.00%	to	1.65%	3.62%	to	5.24%
2014		26,384	$16.59	to	$23.46	$564,335	1.35%	0.00%	to	1.55%	10.39%	to	12.16%
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2018		40		$19.98		$803	1.76%		0.35%			-10.00%
2017		51		$22.20		$1,125	1.68%		0.35%			15.50%
2016		67		$19.22		$1,281	1.87%		0.35%			17.91%
2015		77		$16.30		$1,257	1.72%		0.35%			-7.60%
2014		87		$17.64		$1,535	1.62%		0.35%			6.78%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2018		3,572	$15.48	to	$33.35	$90,169	2.17%	0.00%	to	1.65%	-10.81%	to	-9.31%
2017		3,794	$17.23	to	$36.78	$106,982	2.03%	0.00%	to	1.65%	14.34%	to	16.25%
2016		4,150	$14.96	to	$31.64	$101,935	2.20%	0.00%	to	1.65%	16.82%	to	18.77%
2015		4,373	$12.71	to	$26.64	$93,280	1.97%	0.00%	to	1.65%	-8.45%	to	-6.88%
2014		5,230	$13.77	to	$28.61	$121,652	1.87%	0.00%	to	1.65%	5.70%	to	7.46%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2018		8		$10.81		$91	1.06%		0.35%			-14.81%
2017		8		$12.69		$98	0.84%		0.35%			27.03%
2016		9		$9.99		$89	1.10%		0.35%			1.22%
2015		9		$9.87		$91	0.96%		0.35%			-1.69%
2014		12		$10.04		$117	0.84%		0.35%			-1.76%
VY® T. Rowe Price International Stock Portfolio - Service Class
2018		412	$9.23	to	$19.33	$6,957	1.82%	0.00%	to	1.50%	-15.38%	to	-14.13%
2017		452	$10.85	to	$22.51	$8,970	1.16%	0.00%	to	1.50%	25.91%	to	27.90%
2016		445	$8.56	to	$17.60	$6,961	1.43%	0.00%	to	1.50%	0.41%	to	1.88%
2015		476	$8.48	to	$17.28	$7,397	0.97%	0.00%	to	1.50%	-2.39%	to	-0.92%
2014		484	$8.63	to	$17.44	$7,682	1.18%	0.00%	to	1.50%	-2.58%	to	-1.08%
VY® Templeton Global Growth Portfolio - Institutional Class
2018		26	$9.26	to	$21.19	$520	3.10%	0.60%	to	1.40%	-15.36%	to	-14.63%
2017		30	$10.94	to	$24.82	$704	1.98%	0.60%	to	1.40%	16.85%	to	17.74%
2016		36	$9.40	to	$21.31	$713	3.95%	0.50%	to	1.40%	9.81%	to	10.64%
2015		41	$8.56	to	$19.17	$732	2.99%	0.55%	to	1.45%	-8.63%	to	-7.79%
2014		41	$9.36	to	$20.79	$806	1.36%	0.55%	to	1.45%	-3.95%	to	-3.12%
VY® Templeton Global Growth Portfolio - Service Class
2018		311	$11.82	to	$14.42	$4,050	2.87%	0.25%	to	1.50%	-15.65%	to	-14.57%
2017		369	$14.56	to	$16.88	$5,690	1.67%	0.25%	to	1.50%	16.47%	to	17.96%
2016		370	$12.51	to	$14.31	$4,876	3.45%	0.00%	to	1.50%	9.26%	to	10.90%
2015		430	$11.38	to	$12.94	$5,153	2.74%	0.00%	to	1.50%	-8.95%	to	-7.55%
2014		503	$11.66	to	$14.03	$6,583	1.31%	0.00%	to	1.50%	-4.27%	to	-2.76%
Voya Government Money Market Portfolio - Class I
2018		16,792	$9.28	to	$56.76	$237,575	1.47%	0.00%	to	1.80%	-0.11%	to	1.57%
2017		15,640	$9.43	to	$56.05	$219,152	0.58%	0.00%	to	1.70%	-0.92%	to	0.62%
2016		16,116	$9.41	to	$55.98	$228,794	0.08%	0.00%	to	1.80%	-1.67%	to	0.21%
2015		15,697	$9.57	to	$56.19	$226,716	—	0.00%	to	1.80%	-1.75%	to	0.09%
2014		16,143	$9.74	to	$56.50	$236,364	—	0.00%	to	1.80%	-1.51%	to	0.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Real Estate Fund - Class A
2018		2	$20.84	to	$21.35	$51	3.81%	0.35%	to	0.60%	-9.47%	to	-9.30%
2017		2	$22.55	to	$23.54	$54	2.79%	0.35%	to	0.85%	9.20%	to	9.74%
2016		8	$19.87	to	$21.45	$162	3.70%	0.35%	to	1.35%	-1.24%	to	-0.23%
2015		8	$20.12	to	$21.50	$165	1.90%	0.35%	to	1.35%	-3.22%	to	-2.27%
2014		7	$20.79	to	$22.00	$151	2.10%	0.35%	to	1.35%	12.18%	to	13.01%
Voya Multi-Manager International Small Cap Fund - Class A
2018		12	$20.67	to	$23.99	$260	1.23%	0.00%	to	1.00%	-22.82%	to	-22.06%
2017		14	$26.59	to	$30.78	$388	0.99%	0.00%	to	1.05%	33.53%	to	34.94%
2016		14	$19.92	to	$22.81	$294	0.54%	0.00%	to	1.05%	-1.78%	to	-0.74%
2015		15	$19.80	to	$22.98	$318	0.62%	0.00%	to	1.25%	6.62%	to	7.99%
2014		16	$18.57	to	$21.28	$328	0.48%	0.00%	to	1.25%	-7.06%	to	-6.13%
Voya Multi-Manager International Small Cap Fund - Class I
2018		133	$10.41	to	$10.74	$1,402	1.70%	0.25%	to	1.50%	-22.95%	to	-22.02%
2017		113	$13.50	to	$13.78	$1,543	2.44%	0.25%	to	1.50%	33.86%	to	35.10%
2016	06/06/2016	3	$10.13	to	$10.20	$28	(c)	0.30%	to	1.25%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Voya Global Bond Portfolio - Adviser Class
2018		18		$15.02		$275	3.32%		0.35%			-2.78%
2017		17		$15.45		$267	2.28%		0.35%			8.73%
2016		20		$14.21		$285	1.55%		0.35%			5.42%
2015		20		$13.48		$269	—		0.35%			-5.14%
2014		19		$14.21		$272	0.34%		0.35%			0.42%
Voya Global Bond Portfolio - Initial Class
2018		4,774	$12.91	to	$16.96	$70,474	3.78%	0.00%	to	1.95%	-3.94%	to	-1.97%
2017		5,031	$13.32	to	$17.30	$76,778	2.56%	0.00%	to	1.95%	7.61%	to	9.69%
2016		5,458	$12.26	to	$15.78	$76,457	1.77%	0.00%	to	1.95%	4.17%	to	6.33%
2015		5,898	$11.64	to	$14.84	$78,391	—	0.00%	to	1.95%	-6.18%	to	-4.31%
2014		6,870	$12.27	to	$15.51	$96,508	0.83%	0.00%	to	1.95%	-1.54%	to	1.34%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Service Class
2018		27	$12.38	to	$13.59	$356	3.06%	0.40%	to	1.50%	-3.63%	to	-2.58%
2017		41	$12.68	to	$14.56	$559	2.19%	0.00%	to	1.50%	7.67%	to	9.31%
2016		55	$11.58	to	$13.32	$704	1.52%	0.00%	to	1.50%	4.50%	to	6.05%
2015		70	$11.08	to	$12.56	$840	—	0.00%	to	1.50%	-6.00%	to	-4.56%
2014		74	$11.82	to	$13.16	$932	0.53%	0.00%	to	1.50%	-1.29%	to	0.23%
Voya Index Solution 2025 Portfolio - Initial Class
2018		545	$16.18	to	$22.25	$11,069	1.75%	0.00%	to	1.40%	-6.27%	to	-4.99%
2017		510	$17.24	to	$23.24	$10,973	1.86%	0.05%	to	1.40%	13.23%	to	14.53%
2016		426	$15.20	to	$20.25	$8,027	2.55%	0.10%	to	1.40%	5.68%	to	7.03%
2015		335	$14.37	to	$18.92	$5,964	2.39	0.10%	to	1.40%	-2.65%	to	-1.36%
2014		143	$14.73	to	$19.18	$2,587	1.78%	0.10%	to	1.40%	4.51%	to	5.63%
Voya Index Solution 2025 Portfolio - Service Class
2018		216	$17.60	to	$20.51	$4,318	1.55%	0.00%	to	1.10%	-6.23%	to	-5.17%
2017		203	$16.86	to	$21.77	$4,318	1.55%	0.00%	to	1.25%	13.15%	to	14.64%
2016		130	$14.90	to	$19.12	$2,415	2.22%	0.00%	to	1.25%	5.52%	to	6.86%
2015		125	$15.15	to	$18.01	$2,199	2.08%	0.00%	to	1.10%	-2.55%	to	-1.50%
2014		134	$15.38	to	$18.41	$2,410	1.42%	0.00%	to	1.20%	4.42%	to	5.63%
Voya Index Solution 2025 Portfolio - Service 2 Class
2018		150	$15.72	to	$17.73	$2,527	1.08%	0.20%	to	1.55%	-6.76%	to	-5.49%
2017		239	$16.86	to	$19.06	$4,336	1.34%	0.00%	to	1.55%	12.63%	to	14.41%
2016		271	$14.97	to	$16.66	$4,345	2.06%	0.00%	to	1.55%	5.05%	to	6.73%
2015		246	$14.25	to	$15.61	$3,706	1.37%	0.00%	to	1.55%	-3.13%	to	-1.64%
2014		282	$14.71	to	$15.87	$4,350	1.72%	0.00%	to	1.55%	3.88%	to	5.52%
Voya Index Solution 2035 Portfolio - Initial Class
2018		668	$18.99	to	$24.42	$14,903	1.58%	0.00%	to	1.40%	-8.18%	to	-6.92%
2017		529	$20.45	to	$26.03	$12,725	1.76%	0.05%	to	1.40%	17.01%	to	18.28%
2016		458	$16.24	to	$21.95	$9,330	2.31%	0.10%	to	1.40%	6.61%	to	8.02%
2015		374	$15.21	to	$20.44	$7,118	2.31%	0.00%	to	1.40%	-2.83%	to	-1.45%
2014		120	$16.32	to	$20.74	$2,313	1.55%	0.00%	to	1.40%	4.68%	to	6.14%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2035 Portfolio - Service Class
2018		281	$17.09	to	$22.51	$6,123	1.36%	0.00%	to	1.25%	-8.27%	to	-7.12%
2017		246	$18.63	to	$24.40	$5,806	1.56%	0.00%	to	1.25%	16.95%	to	18.36%
2016		188	$15.93	to	$20.74	$3,721	2.21%	0.00%	to	1.25%	6.62%	to	7.78%
2015		181	$16.07	to	$19.37	$3,385	1.87%	0.00%	to	1.10%	-2.73%	to	-1.59%
2014		88	$16.33	to	$19.82	$1,641	1.12%	0.00%	to	1.20%	4.66%	to	5.90%
Voya Index Solution 2035 Portfolio - Service 2 Class
2018		83	$17.06	to	$19.59	$1,514	0.93%	0.00%	to	1.55%	-8.57%	to	-7.11%
2017		118	$18.66	to	$21.09	$2,373	1.20%	0.00%	to	1.55%	16.33%	to	18.15%
2016		154	$16.04	to	$17.85	$2,640	1.92%	0.00%	to	1.55%	5.94%	to	7.59%
2015		146	$15.14	to	$16.59	$2,330	1.24%	0.00%	to	1.55%	-3.26%	to	-1.78%
2014		183	$15.65	to	$16.89	$3,006	1.54%	0.00%	to	1.55%	4.13%	to	5.83%
Voya Index Solution 2045 Portfolio - Initial Class
2018		595	$18.78	to	$25.63	$13,991	1.38%	0.00%	to	1.40%	-9.44%	to	-8.14%
2017		544	$19.92	to	$27.90	$14,017	1.57%	0.00%	to	1.40%	18.79%	to	20.47%
2016		448	$16.75	to	$23.16	$9,650	2.08%	0.00%	to	1.40%	6.83%	to	8.27%
2015		328	$16.05	to	$21.39	$6,581	1.92%	0.00%	to	1.40%	-2.99%	to	-1.61%
2014		86	$16.83	to	$21.74	$1,768	0.93%	0.00%	to	1.40%	4.83%	to	6.36%
Voya Index Solution 2045 Portfolio - Service Class
2018		159	$17.69	to	$23.62	$3,653	1.23%	0.00%	to	1.25%	-9.61%	to	-8.45%
2017		124	$19.57	to	$25.96	$3,154	1.43%	0.00%	to	1.25%	18.75%	to	20.21%
2016		83	$16.48	to	$21.74	$1,755	1.90%	0.00%	to	1.25%	6.67%	to	8.02%
2015		63	$15.45	to	$20.25	$1,240	1.38%	0.00%	to	1.25%	-3.07%	to	-1.84%
2014		40	$15.94	to	$20.77	$785	1.57%	0.00%	to	1.25%	4.76%	to	6.03%
Voya Index Solution 2045 Portfolio - Service 2 Class
2018		97	$17.64	to	$20.25	$1,856	0.78%	0.00%	to	1.55%	-9.91%	to	-8.50%
2017		131	$19.58	to	$22.13	$2,783	1.05%	0.00%	to	1.55%	18.09%	to	19.95%
2016		150	$16.58	to	$18.45	$2,669	1.74%	0.00%	to	1.55%	6.21%	to	7.89%
2015		122	$15.61	to	$17.10	$2,021	0.94%	0.00%	to	1.55%	-3.46%	to	-2.01%
2014		132	$16.17	to	$17.45	$2,238	1.18%	0.00%	to	1.55%	4.32%	to	5.95%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2055 Portfolio - Initial Class
2018		277	$17.92	to	$20.23	$5,203	1.19%	0.00%	to	1.40%	-9.73%	to	-8.53%
2017		197	$19.85	to	$21.93	$4,069	1.35%	0.05%	to	1.40%	19.29%	to	20.85%
2016		134	$16.64	to	$18.14	$2,292	1.72%	0.10%	to	1.40%	6.60%	to	7.98%
2015		91	$15.61	to	$16.80	$1,459	1.27%	0.10%	to	1.40%	-2.98%	to	-1.75%
2014		26	$16.09	to	$17.10	$424	1.04%	0.10%	to	1.40%	5.09%	to	6.49%
Voya Index Solution 2055 Portfolio - Service Class
2018		122	$17.39	to	$19.80	$2,235	1.03%	0.00%	to	1.50%	-10.04%	to	-8.63%
2017		101	$19.32	to	$21.67	$2,038	1.14%	0.00%	to	1.50%	18.88%	to	20.59%
2016		60	$16.26	to	$17.97	$1,009	1.52%	0.00%	to	1.50%	6.27%	to	7.93%
2015		46	$15.30	to	$16.65	$734	1.19%	0.00%	to	1.50%	-3.41%	to	-1.94%
2014		27	$15.84	to	$16.98	$446	1.73%	0.00%	to	1.50%	4.76%	to	6.32%
Voya Index Solution 2055 Portfolio - Service 2 Class
2018		62	$17.10	to	$19.56	$1,152	0.74%	0.00%	to	1.55%	-10.19%	to	-8.77%
2017		62	$19.04	to	$21.44	$1,296	1.13%	0.00%	to	1.55%	18.63%	to	20.52%
2016		48	$16.05	to	$17.79	$831	1.52%	0.00%	to	1.55%	6.08%	to	7.69%
2015		33	$15.13	to	$16.52	$532	0.67%	0.00%	to	1.55%	-3.41%	to	-2.02%
2014		22	$15.84	to	$16.86	$368	1.03%	0.00%	to	1.35%	4.75%	to	6.10%
Voya Index Solution Income Portfolio - Initial Class
2018		230	$13.51	to	$17.74	$3,732	1.98%	0.00%	to	1.40%	-4.37%	to	-3.08%
2017		270	$14.11	to	$18.16	$4,533	2.11%	0.05%	to	1.40%	7.86%	to	9.06%
2016		237	$13.06	to	$16.62	$3,658	1.88%	0.10%	to	1.40%	3.74%	to	5.12%
2015		213	$12.57	to	$15.81	$3,153	1.16%	0.10%	to	1.40%	-2.26%	to	-1.00%
2014		31	$13.41	to	$15.97	$468	4.18%	0.10%	to	1.25%	4.91%	to	5.92%
Voya Index Solution Income Portfolio - Service Class
2018		60	$14.71	to	$16.35	$948	2.37%	0.00%	to	1.10%	-4.26%	to	-3.22%
2017		60	$15.20	to	$17.01	$990	1.82%	0.00%	to	1.10%	7.81%	to	9.04%
2016		59	$13.94	to	$15.70	$895	2.09%	0.00%	to	1.10%	3.81%	to	4.97%
2015		90	$13.28	to	$15.06	$1,296	0.33%	0.00%	to	1.10%	-2.20%	to	-1.12%
2014		72	$13.43	to	$15.33	$1,094	2.28%	0.00%	to	1.05%	5.04%	to	5.91%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution Income Portfolio - Service 2 Class
2018		71	$12.99	to	$14.91	$980	1.53%	0.00%	to	1.55%	-4.90%	to	-3.43%
2017		86	$13.66	to	$15.44	$1,245	1.70%	0.00%	to	1.55%	7.22%	to	8.89%
2016		85	$12.74	to	$14.18	$1,145	1.83%	0.00%	to	1.55%	3.24%	to	4.80%
2015		100	$12.34	to	$13.53	$1,292	0.51%	0.00%	to	1.55%	-2.83%	to	-1.24%
2014		22	$12.70	to	$13.70	$288	2.19%	0.00%	to	1.55%	4.18%	to	5.79%
Voya Solution 2025 Portfolio - Adviser Class
2018		28		$16.43		$457	1.88%		0.35%			-6.33%
2017		29	$17.54	to	$17.89	$501	1.70%	0.35%	to	0.70%	14.24%	to	14.64%
2016		29	$15.30	to	$15.66	$437	1.83%	0.35%	to	0.70%	4.82%	to	5.15%
2015		30	$14.55	to	$14.94	$440	3.00%	0.35%	to	0.70%	-0.99%	to	-0.61%
2014		34	$14.64	to	$15.09	$492	1.80%	0.35%	to	0.70%		4.87%
Voya Solution 2025 Portfolio - Initial Class
2018		760	$10.32	to	$14.86	$8,566	2.34%	0.00%	to	1.20%	-6.62%	to	-5.47%
2017		725	$11.00	to	$15.72	$8,717	2.90%	0.00%	to	1.20%	14.18%	to	15.59%
2016		211	$10.71	to	$13.60	$2,609	2.29%	0.00%	to	1.20%	4.79%	to	6.17%
2015		206	$10.22	to	$12.81	$2,461	4.21%	0.00%	to	1.20%	-0.97%	to	0.16%
2014		120	$10.32	to	$12.79	$1,478	4.94%	0.00%	to	1.20%	5.33%	to	5.79%
Voya Solution 2025 Portfolio - Service Class
2018		7,484	$13.10	to	$19.04	$124,074	2.03%	0.00%	to	1.50%	-7.13%	to	-5.71%
2017		8,100	$14.02	to	$20.20	$145,817	1.88%	0.00%	to	1.50%	13.61%	to	15.31%
2016		8,622	$12.27	to	$17.52	$135,518	2.08%	0.00%	to	1.50%	4.26%	to	5.93%
2015		8,790	$11.69	to	$16.55	$131,712	3.25%	0.00%	to	1.50%	-1.54%	to	-0.06%
2014		9,368	$11.80	to	$16.56	$142,609	2.03%	0.00%	to	1.50%	3.99%	to	5.61%
Voya Solution 2025 Portfolio - Service 2 Class
2018		455	$15.88	to	$18.23	$7,854	1.68%	0.00%	to	1.55%	-7.35%	to	-6.08%
2017		471	$17.14	to	$19.07	$8,664	1.83%	0.20%	to	1.55%	13.28%	to	14.88%
2016		689	$15.13	to	$16.78	$11,067	2.07%	0.05%	to	1.55%	4.13%	to	5.73%
2015		850	$14.53	to	$15.92	$13,036	2.94%	0.00%	to	1.55%	-1.76%	to	-0.25%
2014		982	$14.79	to	$15.96	$15,200	1.82%	0.00%	to	1.55%	3.79%	to	5.42%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2035 Portfolio - Adviser Class
2018		23		$17.16		$401	1.63%		0.35%			-8.87%
2017		24		$18.83		$460	1.33%		0.35%			18.80%
2016		24		$15.85		$386	2.44%		0.35%			5.67%
2015		12		$15.00		$175	2.79%		0.35%			-1.12%
2014		12		$15.17		$183	1.51%		0.35%			4.98%
Voya Solution 2035 Portfolio - Initial Class
2018		635	$10.28	to	$15.60	$7,686	2.14%	0.00%	to	1.20%	-9.25%	to	-8.07%
2017		517	$11.27	to	$16.97	$6,878	2.29%	0.00%	to	1.20%	18.48%	to	19.84%
2016		246	$10.77	to	$14.16	$3,095	2.09%	0.00%	to	1.20%	5.18%	to	6.47%
2015		303	$10.24	to	$13.30	$3,633	3.54%	0.00%	to	1.20%	-1.44%	to	-0.30%
2014		217	$10.39	to	$13.34	$2,695	2.23%	0.00%	to	1.20%	5.43%	to	5.96%
Voya Solution 2035 Portfolio - Service Class
2018		7,670	$13.30	to	$20.07	$134,108	1.80%	0.00%	to	1.50%	-9.72%	to	-8.31%
2017		8,035	$14.65	to	$21.90	$156,617	1.53%	0.00%	to	1.50%	17.67%	to	19.47%
2016		8,278	$12.37	to	$18.34	$136,495	2.09%	0.00%	to	1.50%	4.62%	to	6.26%
2015		8,227	$11.75	to	$17.26	$128,935	3.31%	0.00%	to	1.50%	-1.93%	to	-0.46%
2014		8,558	$11.92	to	$17.35	$136,761	2.01%	0.00%	to	1.50%	4.09%	to	5.73%
Voya Solution 2035 Portfolio - Service 2 Class
2018		614	$16.99	to	$19.34	$11,164	1.73%	0.00%	to	1.45%	-9.77%	to	-8.38%
2017		618	$18.83	to	$21.11	$12,339	1.49%	0.00%	to	1.45%	17.61%	to	19.27%
2016		785	$15.90	to	$17.70	$13,278	2.00%	0.00%	to	1.55%	4.47%	to	6.12%
2015		782	$15.22	to	$16.68	$12,529	2.92%	0.00%	to	1.55%	-2.19%	to	-0.66%
2014		840	$15.56	to	$16.79	$13,637	1.95%	0.00%	to	1.55%	3.87%	to	5.53%
Voya Solution 2045 Portfolio - Adviser Class
2018		1	$16.68	to	$17.19	$15	—	0.35%	to	1.25%	-11.61%	to	-10.84%
2017		1	$18.87	to	$19.28	$29	0.97%	0.35%	to	1.25%	19.43%	to	20.50%
2016		2	$15.80	to	$16.00	$33	1.35%	0.35%	to	1.25%	4.77%	to	5.75%
2015		2	$15.08	to	$15.13	$31	2.76%	0.35%	to	1.25%	-2.33%	to	-1.50%
2014		7	$15.36	to	$15.44	$114	1.80%	0.35%	to	1.25%		5.49%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Initial Class
2018		517	$10.18	to	$15.94	$6,196	1.82%	0.00%	to	1.20%	-11.16%	to	-10.05%
2017		473	$11.40	to	$17.72	$6,333	1.66%	0.00%	to	1.20%	20.06%	to	21.54%
2016		177	$10.82	to	$14.58	$2,351	1.86%	0.00%	to	1.20%	5.36%	to	6.58%
2015		158	$10.27	to	$13.68	$2,014	2.94%	0.00%	to	1.20%	-1.72%	to	-0.58%
2014		114	$10.45	to	$13.76	$1,526	1.83%	0.00%	to	1.20%	5.83%	to	6.34%
Voya Solution 2045 Portfolio - Service Class
2018		5,356	$13.13	to	$20.48	$94,948	1.44%	0.00%	to	1.50%	-11.56%	to	-10.19%
2017		5,993	$14.75	to	$22.81	$122,145	1.07%	0.00%	to	1.50%	19.44%	to	21.27%
2016		6,073	$12.28	to	$18.81	$102,771	1.64%	0.00%	to	1.50%	4.85%	to	6.39%
2015		5,865	$11.64	to	$17.68	$94,100	3.16%	0.00%	to	1.50%	-2.46%	to	-0.95%
2014		5,982	$11.86	to	$17.85	$98,309	1.68%	0.00%	to	1.50%	4.51%	to	6.12%
Voya Solution 2045 Portfolio - Service 2 Class
2018		278	$17.29	to	$19.85	$5,179	1.34%	0.00%	to	1.55%	-11.74%	to	-10.34%
2017		274	$19.59	to	$22.14	$5,732	1.18%	0.00%	to	1.55%	19.16%	to	20.98%
2016		446	$16.44	to	$18.30	$7,798	1.53%	0.00%	to	1.55%	4.65%	to	6.27%
2015		447	$15.71	to	$17.22	$7,401	2.88%	0.00%	to	1.55%	-2.60%	to	-1.03%
2014		473	$16.13	to	$17.40	$7,963	1.56%	0.00%	to	1.55%	4.27%	to	5.84%
Voya Solution 2055 Portfolio - Initial Class
2018		179	$10.16	to	$19.60	$2,280	1.76%	0.00%	to	1.20%	-11.40%	to	-10.30%
2017		144	$11.41	to	$21.85	$2,039	1.41%	0.00%	to	1.20%	20.46%	to	21.93%
2016		85	$10.85	to	$17.92	$1,073	1.15%	0.00%	to	1.20%	5.44%	to	6.73%
2015		97	$10.29	to	$16.79	$1,180	2.35%	0.00%	to	1.20%	-1.81%	to	-0.65%
2014		57	$10.48	to	$16.90	$777	1.07%	0.00%	to	1.20%		6.09%
Voya Solution 2055 Portfolio - Service Class
2018		1,264	$16.85	to	$19.19	$22,428	1.21%	0.00%	to	1.50%	-11.92%	to	-10.54%
2017		1,256	$19.12	to	$21.45	$25,364	0.92%	0.00%	to	1.50%	19.86%	to	21.67%
2016		1,103	$15.59	to	$17.63	$18,451	1.38%	0.00%	to	1.50%	4.86%	to	6.46%
2015		896	$14.77	to	$16.57	$14,170	2.63%	0.00%	to	1.50%	-2.31%	to	-0.84%
2014		672	$15.03	to	$16.71	$10,817	1.38%	0.00%	to	1.50%	4.63%	to	6.23%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2055 Portfolio - Service 2 Class
2018		89	$16.93	to	$18.94	$1,581	1.20%	0.00%	to	1.30%	-11.69%	to	-10.87%
2017		71	$19.35	to	$20.88	$1,429	0.97%	0.20%	to	1.20%	20.22%	to	21.31%
2016		86	$15.95	to	$17.22	$1,438	1.29%	0.20%	to	1.35%	4.80%	to	6.03%
2015		74	$15.18	to	$16.43	$1,174	2.33%	0.00%	to	1.40%	-2.38%	to	-1.02%
2014		55	$15.55	to	$16.60	$887	1.53%	0.00%	to	1.40%	4.64%	to	6.14%
Voya Solution Balanced Portfolio - Service Class
2018		377	$12.87	to	$14.62	$5,049	1.83%	0.30%	to	1.50%	-8.07%	to	-7.00%
2017		436	$14.00	to	$15.80	$6,414	1.43%	0.25%	to	1.50%	12.99%	to	14.49%
2016		374	$12.39	to	$13.80	$4,837	2.32%	0.25%	to	1.50%	4.73%	to	6.07%
2015		381	$11.83	to	$13.01	$4,678	2.95%	0.25%	to	1.50%	-1.91%	to	-0.69%
2014		343	$12.06	to	$13.10	$4,280	1.93%	0.25%	to	1.50%	4.78%	to	6.07%
Voya Solution Income Portfolio - Adviser Class
2018		50		$15.71		$785	2.22%		0.35%			-3.56%
2017		51		$16.29		$836	1.92%		0.35%			8.67%
2016		67		$14.99		$1,009	0.97%		0.35%			3.88%
2015		67		$14.43		$967	0.85%		0.35%			-0.62%
2014		14		$14.52		$206	2.34%		0.35%			5.14%
Voya Solution Income Portfolio - Initial Class
2018		654	$10.22	to	$13.01	$7,904	2.83%	0.00%	to	1.20%	-4.04%	to	-2.84%
2017		697	$10.59	to	$13.39	$8,750	2.82%	0.00%	to	1.20%	8.37%	to	9.66%
2016		553	$10.51	to	$12.21	$6,602	1.24%	0.00%	to	1.20%	3.55%	to	4.81%
2015		568	$10.15	to	$11.65	$6,503	2.31%	0.00%	to	1.20%	-0.98%	to	0.17%
2014		287	$10.25	to	$11.63	$3,290	3.08%	0.00%	to	1.20%	5.50%	to	6.02%
Voya Solution Income Portfolio - Service Class
2018		2,857	$13.44	to	$17.35	$43,388	2.37%	0.00%	to	1.50%	-4.50%	to	-3.03%
2017		3,498	$13.99	to	$17.90	$55,737	2.17%	0.00%	to	1.50%	7.64%	to	9.29%
2016		4,322	$12.91	to	$16.38	$63,458	1.09%	0.00%	to	1.50%	2.92%	to	4.47%
2015		5,025	$12.47	to	$15.68	$71,177	1.12%	0.00%	to	1.50%	-1.40%	to	0.13%
2014		1,248	$12.57	to	$15.66	$17,739	2.64%	0.00%	to	1.50%	4.23%	to	5.81%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Income Portfolio - Service 2 Class
2018		259	$13.17	to	$15.12	$3,691	2.09%	0.00%	to	1.55%	-4.70%	to	-3.20%
2017		320	$13.82	to	$15.62	$4,736	1.96%	0.00%	to	1.55%	7.55%	to	9.23%
2016		408	$12.85	to	$14.30	$5,591	1.03%	0.00%	to	1.55%	2.72%	to	4.30%
2015		525	$12.51	to	$13.71	$6,948	0.69%	0.00%	to	1.55%	-1.56%	to	-0.15%
2014		91	$12.82	to	$13.73	$1,210	2.23%	0.00%	to	1.40%	4.14%	to	5.62%
Voya Solution Moderately Conservative Portfolio - Service Class
2018		467	$12.58	to	$14.37	$6,159	2.02%	0.25%	to	1.50%	-5.63%	to	-4.45%
2017		529	$13.33	to	$15.04	$7,396	2.24%	0.25%	to	1.50%	8.64%	to	10.02%
2016		501	$12.27	to	$13.67	$6,427	2.58%	0.25%	to	1.50%	4.25%	to	5.56%
2015		480	$11.77	to	$12.95	$5,865	2.60%	0.25%	to	1.50%	-1.83%	to	-0.61%
2014		493	$11.99	to	$13.03	$6,119	2.21%	0.25%	to	1.50%	3.99%	to	5.34%
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2018		2		$24.93		$39	1.79%		0.35%			-14.80%
2017		3		$29.26		$73	0.89%		0.35%			10.50%
2016		3		$26.48		$75	1.35%		0.35%			23.28%
2015		4		$21.48		$78	1.73%		0.35%			-2.32%
2014		7		$21.99		$153	1.37%		0.35%			11.74%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2018		1,535	$9.15	to	$22.79	$33,150	1.30%	0.00%	to	1.40%	-15.34%	to	-14.13%
2017		1,550	$10.76	to	$26.54	$39,257	1.29%	0.00%	to	1.40%	9.92%	to	11.42%
2016		1,436	$17.78	to	$23.82	$32,821	1.52%	0.00%	to	1.40%	22.65%	to	24.39%
2015		1,077	$14.42	to	$19.15	$20,011	1.79%	0.00%	to	1.40%	-2.90%	to	-1.54%
2014		1,017	$14.77	to	$19.45	$19,231	1.62%	0.00%	to	1.40%	11.19%	to	12.75%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2018		1,924	$20.50	to	$38.05	$57,494	1.06%	0.00%	to	1.50%	-15.64%	to	-14.34%
2017		2,082	$24.15	to	$44.42	$73,631	1.08%	0.00%	to	1.50%	9.48%	to	11.11%
2016		2,114	$21.93	to	$39.98	$68,126	1.25%	0.00%	to	1.50%	22.22%	to	24.08%
2015		1,925	$17.84	to	$32.22	$50,668	1.50%	0.00%	to	1.55%	-3.21%	to	-1.71%
2014		2,229	$18.32	to	$32.79	$60,125	1.27%	0.00%	to	1.50%	10.79%	to	12.81%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Baron Growth Portfolio - Adviser Class
2018		11		$26.01		$277	—		0.35%			-2.47%
2017		15		$26.67		$393	0.60%		0.35%			27.42%
2016		15		$20.93		$315	—		0.35%			4.70%
2015		17		$19.99		$336	—		0.35%			-5.62%
2014		20		$21.18		$420	—		0.35%			3.67%
VY® Baron Growth Portfolio - Service Class
2018		3,388	$13.26	to	$44.00	$122,163	—	0.00%	to	1.50%	-3.36%	to	-1.90%
2017		3,498	$13.69	to	$44.85	$130,478	0.74%	0.00%	to	1.50%	26.29%	to	28.22%
2016		4,507	$10.81	to	$34.98	$123,986	—	0.00%	to	1.50%	3.77%	to	5.33%
2015		5,347	$10.39	to	$33.21	$142,519	0.24%	0.00%	to	1.50%	-6.43%	to	-5.00%
2014		6,191	$11.08	to	$34.97	$175,509	0.07%	0.00%	to	1.55%	2.76%	to	4.35%
VY® Columbia Contrarian Core Portfolio - Service Class
2018		345	$16.12	to	$40.85	$11,187	0.91%	0.00%	to	1.50%	-10.36%	to	-9.00%
2017		401	$17.88	to	$44.89	$14,546	0.98%	0.00%	to	1.50%	19.78%	to	21.60%
2016		453	$14.84	to	$36.92	$13,696	3.34%	0.00%	to	1.50%	6.79%	to	8.43%
2015		519	$13.81	to	$34.06	$14,625	0.85%	0.00%	to	1.50%	1.44%	to	2.99%
2014		554	$13.53	to	$33.07	$15,271	0.77%	0.00%	to	1.50%	11.13%	to	12.88%
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2018		8		$16.28		$125	—		0.35%			-18.27%
2017		8		$19.92		$167	0.16%		0.35%			10.30%
2016		9		$18.06		$159	0.04%		0.35%			22.94%
2015		19		$14.69		$272	0.38%		0.35%			-3.55%
2014		17		$15.23		$254	0.38%		0.35%			3.75%
VY® Columbia Small Cap Value II Portfolio - Service Class
2018		321	$15.82	to	$18.56	$5,486	0.27%	0.25%	to	1.50%	-19.00%	to	-17.98%
2017		334	$19.53	to	$22.63	$7,003	0.28%	0.25%	to	1.50%	9.29%	to	10.66%
2016		373	$17.78	to	$20.64	$7,084	0.26%	0.15%	to	1.50%	21.90%	to	23.34%
2015		384	$14.50	to	$16.58	$5,950	0.36%	0.00%	to	1.50%	-4.43%	to	-2.95%
2014		293	$15.08	to	$17.12	$4,730	0.18%	0.00%	to	1.50%	2.82%	to	4.33%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Comstock Portfolio - Adviser Class
2018		11		$20.01		$228	0.90%		0.35%			-12.89%
2017		19		$22.97		$438	0.97%		0.35%			16.90%
2016		21		$19.65		$408	2.11%		0.35%			17.10%
2015		26		$16.78		$429	2.20%		0.35%			-6.52%
2014		27		$17.95		$482	1.94%		0.35%			8.46%
VY® Invesco Comstock Portfolio - Service Class
2018		2,329	$15.99	to	$26.84	$54,176	1.35%	0.00%	to	1.95%	-14.10%	to	-12.38%
2017		2,571	$18.42	to	$30.79	$68,978	1.16%	0.00%	to	1.95%	15.37%	to	17.67%
2016		2,810	$15.79	to	$26.47	$64,533	2.36%	0.00%	to	1.95%	15.44%	to	17.83%
2015		3,201	$13.53	to	$22.74	$62,485	2.26%	0.00%	to	1.95%	-7.77%	to	-5.98%
2014		3,702	$14.52	to	$24.48	$76,270	1.94%	0.00%	to	1.95%	6.98%	to	9.18%
VY® Invesco Equity and Income Portfolio - Adviser Class
2018		70		$19.36		$1,346	1.51%		0.35%			-10.20%
2017		72		$21.56		$1,561	1.28%		0.35%			9.94%
2016		81		$19.61		$1,585	1.55%		0.35%			14.28%
2015		89		$17.16		$1,534	1.81%		0.35%			-2.89%
2014		95		$17.67		$1,674	1.61%		0.35%			8.07%
VY® Invesco Equity and Income Portfolio - Initial Class
2018		13,640	$11.22	to	$23.79	$259,611	1.98%	0.00%	to	1.95%	-11.21%	to	-9.44%
2017		15,337	$12.49	to	$26.27	$326,650	2.18%	0.00%	to	1.95%	8.71%	to	10.91%
2016		16,739	$11.35	to	$23.69	$320,439	1.99%	0.00%	to	1.95%	13.03%	to	15.28%
2015		18,498	$9.93	to	$20.55	$310,862	2.22%	0.00%	to	1.95%	-3.95%	to	-2.03%
2014		20,175	$10.23	to	$20.91	$350,430	1.75%	0.00%	to	1.95%	1.44%	to	11.71%
VY® Invesco Equity and Income Portfolio - Service Class
2018		75	$11.34	to	$65.44	$1,169	1.63%	0.00%	to	1.15%	-10.71%	to	-9.67%
2017		98	$12.70	to	$72.99	$1,649	1.60%	0.00%	to	1.15%	9.51%	to	10.61%
2016		115	$11.58	to	$66.49	$1,687	1.84%	0.00%	to	1.25%	13.53%	to	14.99%
2015		110	$10.20	to	$58.25	$1,429	1.46%	0.00%	to	1.25%	-3.50%	to	-2.25%
2014		229	$10.57	to	$60.47	$3,362	3.93%	0.00%	to	1.25%		7.61%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2018		10		$24.15		$244	1.01%		0.35%			-12.66%
2017		13		$27.65		$351	0.37%		0.35%			13.00%
2016		14		$24.47		$344	0.46%		0.35%			14.03%
2015		14		$21.46		$301	0.28%		0.35%			-3.59%
2014		18		$22.26		$406	0.52%		0.35%			14.27%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2018		1,206	$9.52	to	$16.35	$19,362	1.40%	0.75%	to	0.95%	-12.82%	to	-12.61%
2017		1,300	$10.92	to	$18.71	$24,121	1.24%	0.75%	to	0.95%		13.12%
2016		510		$16.54		$8,433	0.95%		0.85%			13.99%
2015		490		$14.51		$7,118	0.92%		0.85%			-3.65%
2014		461		$15.06		$6,939	1.19%		0.95%			14.18%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2018		1,639	$18.93	to	$39.84	$54,651	1.12%	0.00%	to	1.50%	-13.50%	to	-12.18%
2017		1,852	$21.75	to	$45.37	$70,926	0.60%	0.00%	to	1.50%	12.03%	to	13.73%
2016		1,997	$19.30	to	$39.90	$67,799	0.67%	0.00%	to	1.50%	12.99%	to	14.70%
2015		2,065	$16.98	to	$34.79	$61,629	0.61%	0.00%	to	1.55%	-4.51%	to	-3.01%
2014		2,205	$17.67	to	$35.87	$68,476	0.84%	0.00%	to	1.55%	13.20%	to	14.99%
VY® Oppenheimer Global Portfolio - Adviser Class
2018		11		$20.52		$219	1.49%		0.35%			-13.89%
2017		19		$23.83		$453	0.74%		0.35%			35.32%
2016		21		$17.61		$373	0.75%		0.35%			-0.62%
2015		30		$17.72		$532	1.10%		0.35%			3.20%
2014		33		$17.17		$559	0.86%		0.35%			1.48%
VY® Oppenheimer Global Portfolio - Initial Class
2018		22,797	$15.32	to	$26.86	$512,694	1.64%	0.00%	to	1.80%	-14.76%	to	-13.20%
2017		24,766	$17.81	to	$30.95	$649,773	1.10%	0.00%	to	1.80%	34.07%	to	36.54%
2016		26,549	$13.17	to	$22.67	$512,098	1.18%	0.00%	to	1.80%	-1.57%	to	0.23%
2015		28,813	$13.26	to	$22.62	$561,053	1.50%	0.00%	to	1.80%	2.29%	to	4.13%
2014		30,400	$12.85	to	$21.68	$576,327	1.18%	0.00%	to	1.80%	-2.86%	to	5.83%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Oppenheimer Global Portfolio - Service Class
2018		53	$24.75	to	$25.81	$1,362	1.39%	1.00%	to	1.25%	-14.48%	to	-14.25%
2017		55	$28.94	to	$30.10	$1,667	0.94%	1.00%	to	1.25%	34.42%	to	34.80%
2016		49	$21.53	to	$22.33	$1,103	0.93%	1.00%	to	1.25%	-1.24%	to	-1.02%
2015		51	$21.80	to	$22.56	$1,159	1.33%	1.00%	to	1.25%	2.54%	to	2.78%
2014		50	$21.26	to	$21.95	$1,101	1.02%	1.00%	to	1.25%	0.81%	to	1.11%
VY® Pioneer High Yield Portfolio - Initial Class
2018		1,779	$18.34	to	$23.54	$36,471	5.32%	0.00%	to	1.95%	-4.58%	to	-2.66%
2017		1,834	$19.22	to	$24.19	$39,046	4.95%	0.00%	to	1.95%	5.26%	to	7.39%
2016		1,665	$18.24	to	$22.53	$33,378	5.04%	0.00%	to	1.95%	12.09%	to	14.31%
2015		1,881	$16.11	to	$19.71	$33,264	5.22%	0.00%	to	1.95%	-6.49%	to	-4.61%
2014		2,359	$17.04	to	$20.67	$43,987	5.14%	0.00%	to	1.95%	-1.64%	to	0.34%
VY® Pioneer High Yield Portfolio - Service Class
2018		9	$19.35	to	$21.68	$199	4.23%	0.40%	to	1.30%	-4.16%	to	-3.30%
2017		19	$20.19	to	$22.56	$416	4.38%	0.35%	to	1.30%	5.89%	to	6.82%
2016		41	$19.18	to	$21.34	$856	4.62%	0.25%	to	1.25%	12.49%	to	13.63%
2015		41	$16.89	to	$18.78	$756	4.92%	0.25%	to	1.35%	-6.06%	to	-5.06%
2014		41	$17.98	to	$19.78	$788	4.71%	0.25%	to	1.35%	-1.21%	to	-0.15%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2018		11		$27.68		$292	—		0.35%			-4.12%
2017		11		$28.87		$331	0.25%		0.35%			23.69%
2016		14		$23.34		$319	0.02%		0.35%			6.58%
2015		17		$21.90		$379	—		0.35%			1.15%
2014		18		$21.65		$386	—		0.35%			10.91%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2018		13,886	$21.35	to	$34.35	$403,457	0.19%	0.00%	to	1.50%	-4.67%	to	-3.21%
2017		15,001	$22.26	to	$35.50	$456,024	0.63%	0.00%	to	1.50%	22.95%	to	24.82%
2016		15,939	$18.00	to	$28.44	$389,971	0.31%	0.00%	to	1.50%	5.84%	to	7.44%
2015		17,153	$16.91	to	$26.48	$394,816	—	0.00%	to	1.50%	0.46%	to	2.04%
2014		17,649	$16.72	to	$25.96	$404,023	0.27%	0.00%	to	1.50%	4.50%	to	14.29%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2018		49	$20.15	to	$31.29	$1,206	—	0.25%	to	1.25%	-4.68%	to	-3.66%
2017		53	$21.14	to	$32.48	$1,378	0.44%	0.25%	to	1.25%	22.91%	to	24.11%
2016		50	$17.20	to	$26.17	$1,069	0.09%	0.25%	to	1.25%	5.91%	to	6.82%
2015		50	$16.24	to	$25.21	$994	—	0.00%	to	1.30%	0.42%	to	1.69%
2014		53	$16.17	to	$24.79	$1,070	—	0.00%	to	1.30%	10.19%	to	11.67%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2018		32		$29.25		$928	—		0.35%			-1.91%
2017		56		$29.82		$1,656	—		0.35%			32.42%
2016		50		$22.52		$1,119	—		0.35%			0.67%
2015		64		$22.37		$1,424	—		0.35%			9.87%
2014		73		$20.36		$1,484	—		0.35%			7.78%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2018		8,845	$22.50	to	$72.09	$449,287	0.25%	0.00%	to	1.50%	-2.60%	to	-1.08%
2017		9,153	$23.10	to	$72.88	$469,719	0.05%	0.00%	to	1.50%	31.59%	to	33.60%
2016		9,257	$17.55	to	$54.56	$359,212	—	0.00%	to	1.50%	0.00%	to	1.51%
2015		9,740	$17.48	to	$53.79	$381,587	—	0.00%	to	1.50%	9.13%	to	10.83%
2014		9,293	$15.91	to	$48.96	$337,335	—	0.00%	to	1.50%	7.06%	to	8.71%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2018		102	$28.31	to	$35.14	$3,407	0.05%	0.00%	to	1.45%	-2.75%	to	-1.32%
2017		118	$29.11	to	$35.61	$3,994	—	0.00%	to	1.45%	31.30%	to	33.22%
2016		139	$22.17	to	$26.75	$3,555	—	0.00%	to	1.45%	-0.18%	to	1.25%
2015		167	$22.21	to	$26.69	$4,226	—	0.00%	to	1.45%	8.93%	to	10.55%
2014		180	$20.39	to	$24.39	$4,148	—	0.00%	to	1.45%	6.87%	to	8.40%
VY® Templeton Foreign Equity Portfolio - Adviser Class
2018		19		$10.03		$190	1.87%		0.35%			-15.64%
2017		20		$11.89		$238	1.60%		0.35%			21.20%
2016		23		$9.81		$223	2.36%		0.35%			1.03%
2015		36		$9.71		$345	3.71%		0.35%			-4.15%
2014		40		$10.13		$409	2.11%		0.35%			-7.40%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Foreign Equity Portfolio - Initial Class
2018		6,988	$9.29	to	$10.99	$69,069	2.19%	0.00%	to	1.50%	-16.23%	to	-14.94%
2017		7,762	$11.09	to	$12.92	$91,104	2.03%	0.00%	to	1.50%	20.52%	to	22.35%
2016		8,386	$9.20	to	$10.56	$81,205	3.37%	0.00%	to	1.50%	0.32%	to	1.83%
2015		9,214	$9.17	to	$10.37	$88,438	4.05%	0.00%	to	1.50%	-4.85%	to	-3.36%
2014		9,958	$9.63	to	$10.73	$99,808	2.55%	0.00%	to	1.50%	-7.97%	to	-6.53%
VY® Templeton Foreign Equity Portfolio - Service Class
2018		6	$11.26	to	$13.03	$78	1.46%	0.00%	to	1.15%	-16.16%	to	-15.78%
2017		13	$13.19	to	$15.18	$196	1.45%	0.10%	to	1.30%	20.66%	to	21.93%
2016		21	$11.13	to	$12.45	$250	2.70%	0.10%	to	1.15%	0.45%	to	1.47%
2015		26	$10.82	to	$12.39	$308	3.77%	0.00%	to	1.40%	-4.84%	to	-3.50%
2014		26	$11.37	to	$12.84	$328	2.03%	0.00%	to	1.40%	-8.23%	to	-6.89%
Voya Corporate Leaders 1-- Fund - Class I
2018		539	$10.40	to	$11.95	$6,239	2.21%	0.25%	to	1.50%	-8.13%	to	-7.00%
2017		468	$11.26	to	$12.85	$5,878	2.18%	0.25%	to	1.50%	17.60%	to	19.09%
2016		330	$10.57	to	$10.79	$3,517	2.48%	0.25%	to	1.50%	10.10%	to	11.47%
2015	06/29/2015	153	$9.60	to	$9.68	$1,470	(b)	0.25%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Strategic Allocation Conservative Portfolio - Class I
2018		1,103	$13.98	to	$32.37	$26,327	2.75%	0.00%	to	1.50%	-5.49%	to	-4.02%
2017		1,151	$14.69	to	$33.73	$28,660	2.48%	0.00%	to	1.50%	8.87%	to	10.54%
2016		1,361	$13.41	to	$30.51	$31,090	2.97%	0.00%	to	1.50%	4.11%	to	5.68%
2015		1,536	$12.81	to	$28.87	$33,353	3.30%	0.00%	to	1.50%	-1.71%	to	-0.15%
2014		1,725	$12.95	to	$28.93	$38,249	2.71%	0.00%	to	1.50%	4.98%	to	6.63%
Voya Strategic Allocation Growth Portfolio - Class I
2018		2,476	$13.59	to	$35.34	$60,918	2.13%	0.00%	to	1.95%	-10.09%	to	-8.32%
2017		2,690	$14.96	to	$38.55	$72,444	1.73%	0.00%	to	1.95%	15.60%	to	17.92%
2016		3,025	$12.80	to	$32.70	$69,555	2.66%	0.00%	to	1.95%	4.81%	to	6.93%
2015		3,234	$12.08	to	$30.58	$70,037	2.67%	0.00%	to	1.95%	-3.06%	to	-1.20%
2014		3,394	$12.34	to	$30.84	$75,559	2.04%	0.00%	to	1.95%	4.45%	to	6.63%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Moderate Portfolio - Class I
2018		2,310	$13.80	to	$33.56	$54,755	2.42%	0.00%	to	1.50%	-7.49%	to	-6.05%
2017		2,560	$14.82	to	$35.72	$64,749	1.97%	0.00%	to	1.50%	12.79%	to	14.53%
2016		2,828	$13.06	to	$31.20	$62,777	2.66%	0.00%	to	1.50%	5.02%	to	6.68%
2015		3,023	$12.36	to	$29.26	$63,542	2.91%	0.00%	to	1.70%	-2.06%	to	-0.53%
2014		3,238	$12.54	to	$29.32	$68,770	2.33%	0.00%	to	1.60%	4.94%	to	6.71%
Voya Growth and Income Portfolio - Class A
2018		67		$19.01		$1,271	1.39%		0.35%			-5.19%
2017		73		$20.05		$1,456	1.38%		0.35%			19.35%
2016		78		$16.80		$1,308	1.48%		0.35%			8.88%
2015		91		$15.43		$1,408	1.53%		0.35%			-2.16%
2014		101		$15.77		$1,598	1.56%		0.35%			9.82%
Voya Growth and Income Portfolio - Class I
2018		24,740	$17.26	to	$601.68	$1,069,882	1.82%	0.00%	to	1.95%	-6.30%	to	-4.45%
2017		27,824	$18.23	to	$635.67	$1,266,962	1.81%	0.00%	to	1.95%	17.98%	to	20.37%
2016		30,717	$15.28	to	$533.22	$1,180,483	1.95%	0.00%	to	1.95%	7.66%	to	9.77%
2015		34,119	$14.05	to	$490.34	$1,206,913	1.98%	0.00%	to	1.95%	-3.39%	to	-1.38%
2014		37,723	$14.38	to	$502.14	$1,371,748	1.94%	0.00%	to	1.95%	8.58%	to	10.72%
Voya Growth and Income Portfolio - Class S
2018		9	$18.10	to	$27.69	$190	1.10%	0.45%	to	1.35%	-5.96%	to	-5.11%
2017		14	$19.18	to	$29.18	$355	1.56%	0.10%	to	1.35%	18.66%	to	19.94%
2016		16	$16.13	to	$24.41	$335	1.86%	0.10%	to	1.45%	8.11%	to	9.35%
2015		15	$14.89	to	$22.41	$290	1.75%	0.10%	to	1.55%	-3.12%	to	-1.77%
2014		15	$15.29	to	$22.95	$281	1.62%	0.10%	to	1.55%	8.70%	to	10.33%
Voya Global Equity Portfolio - Class I
2018		6,855	$10.61	to	$11.30	$74,924	5.37%	0.00%	to	1.55%	-10.31%	to	-8.87%
2017		7,484	$11.83	to	$12.43	$90,478	2.27%	0.00%	to	1.55%	21.83%	to	23.75%
2016		8,952	$9.71	to	$10.05	$88,186	2.79%	0.00%	to	1.55%	4.40%	to	6.03%
2015	03/09/2015	10,297	$9.31	to	$9.49	$96,475	(b)	0.00%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Equity Portfolio - Class S
2018		965	$10.99	to	$11.56	$10,636	4.58%	0.00%	to	1.25%	-10.21%	to	-9.12%
2017		1,049	$12.24	to	$12.72	$12,878	2.08%	0.00%	to	1.25%	21.91%	to	23.50%
2016		1,119	$10.04	to	$10.30	$11,258	2.53%	0.00%	to	1.25%	4.47%	to	5.75%
2015	03/09/2015	1,241	$9.60	to	$9.74	$11,940	(b)	0.00%	to	1.40%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Plus LargeCap Portfolio - Class I
2018		9,223	$16.17	to	$48.43	$334,558	1.53%	0.00%	to	1.95%	-8.64%	to	-6.80%
2017		9,566	$17.62	to	$51.97	$377,022	1.58%	0.00%	to	1.95%	22.20%	to	24.64%
2016		10,427	$14.35	to	$41.70	$332,137	1.66%	0.00%	to	1.95%	8.14%	to	10.29%
2015		11,108	$13.21	to	$37.81	$323,462	1.62%	0.00%	to	1.95%	-1.16%	to	0.85%
2014		11,978	$13.30	to	$37.36	$348,666	1.47%	0.00%	to	1.95%	11.70%	to	13.92%
Voya Index Plus LargeCap Portfolio - Class S
2018		8		$22.40		$181	1.05%		0.35%			-7.36%
2017		8		$24.18		$201	0.88%		0.35%			23.87%
2016		15		$19.52		$298	1.44%		0.35%			9.60%
2015		16		$17.81		$282	1.33%		0.35%			0.28%
2014		18		$17.76		$318	1.23%		0.35%			13.12%
Voya Index Plus MidCap Portfolio - Class I
2018		6,970	$17.16	to	$52.05	$271,771	1.11%	0.00%	to	1.95%	-16.01%	to	-14.32%
2017		7,743	$20.22	to	$60.77	$357,140	1.28%	0.00%	to	1.95%	11.36%	to	13.57%
2016		8,805	$17.96	to	$53.51	$361,836	0.99%	0.00%	to	1.95%	15.87%	to	18.18%
2015		9,192	$15.34	to	$45.29	$327,049	0.95%	0.00%	to	1.95%	-3.69%	to	-1.78%
2014		9,910	$15.76	to	$46.11	$366,118	0.77%	0.00%	to	1.95%	7.44%	to	9.90%
Voya Index Plus MidCap Portfolio - Class S
2018		3		$21.34		$59	1.54%		0.35%			-14.84%
2017		3		$25.06		$71	0.84%		0.35%			12.93%
2016		13		$22.19		$282	0.88%		0.35%			17.41%
2015		16		$18.90		$300	0.60%		0.35%			-2.43%
2014		19		$19.37		$364	0.69%		0.35%			8.94%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus SmallCap Portfolio - Class I
2018		4,022	$17.32	to	$38.72	$122,776	0.96%	0.00%	to	1.95%	-14.10%	to	-12.38%
2017		4,378	$19.95	to	$44.20	$154,397	0.86%	0.00%	to	1.95%	7.83%	to	9.92%
2016		5,041	$18.31	to	$40.21	$163,309	0.81%	0.00%	to	1.95%	24.85%	to	27.36%
2015		5,220	$14.51	to	$31.58	$133,988	0.91%	0.00%	to	1.95%	-5.09%	to	-3.19%
2014		5,601	$15.13	to	$32.63	$149,688	0.63%	0.00%	to	1.95%	3.40%	to	5.43%
Voya Index Plus SmallCap Portfolio - Class S
2018		8		$20.26		$155	0.57%		0.35%			-12.94%
2017		8		$23.27		$193	0.50%		0.35%			9.25%
2016		13		$21.30		$275	0.61%		0.35%			26.56%
2015		16		$16.83		$276	0.72%		0.35%			-3.83%
2014		16		$17.50		$278	0.39%		0.35%			4.92%
Voya International Index Portfolio - Class I
2018		3,694	$8.85	to	$17.06	$37,196	2.96%	0.00%	to	1.65%	-15.15%	to	-13.74%
2017		3,510	$10.43	to	$19.96	$41,414	2.37%	0.00%	to	1.65%	22.85%	to	24.92%
2016		3,133	$8.49	to	$16.14	$29,891	3.03%	0.00%	to	1.65%	-0.82%	to	0.82%
2015		3,113	$8.56	to	$16.16	$29,868	3.32%	0.00%	to	1.65%	-2.51%	to	-0.92%
2014		2,753	$8.78	to	$16.46	$26,942	0.83%	0.00%	to	1.65%	-7.48%	to	-5.95%
Voya International Index Portfolio - Class S
2018		—		$16.78		$7	—		0.35%			-14.17%
2017		1		$19.55		$10	2.40%		0.35%			24.05%
2016		—		$15.76		$7	2.76%		0.35%			0.19%
2015		—		$15.73		$7	—		0.35%			-1.38%
2014		—		$15.95		$7	—		0.35%			-6.51%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2018		1,942	$32.75	to	$37.85	$66,554	1.11%	0.00%	to	1.50%	-2.44%	to	-0.97%
2017		1,801	$33.57	to	$38.22	$63,047	1.12%	0.00%	to	1.50%	29.31%	to	31.25%
2016		1,518	$25.96	to	$29.12	$40,899	1.20%	0.00%	to	1.50%	4.97%	to	6.59%
2015		1,069	$24.73	to	$27.32	$27,315	1.14%	0.00%	to	1.50%	6.00%	to	7.60%
2014		769	$23.33	to	$25.39	$18,455	1.11%	0.00%	to	1.50%	11.41%	to	13.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2018		48	$32.46	to	$36.27	$1,671	0.89%	0.00%	to	1.35%	-2.55%	to	-1.22%
2017		41	$33.30	to	$37.43	$1,474	0.92%	0.00%	to	1.35%	29.37%	to	30.93%
2016		43	$26.08	to	$28.59	$1,182	1.07%	0.00%	to	1.20%	5.03%	to	6.32%
2015		45	$24.99	to	$26.89	$1,170	0.90%	0.00%	to	1.10%	6.16%	to	7.39%
2014		43	$23.54	to	$25.04	$1,040	1.10%	0.00%	to	1.10%	11.95%	to	12.74%
Voya Russell™ Large Cap Index Portfolio - Class I
2018		6,414	$18.62	to	$21.96	$130,188	1.65%	0.00%	to	1.60%	-5.00%	to	-3.47%
2017		5,837	$19.60	to	$22.75	$123,610	1.60%	0.00%	to	1.60%	20.62%	to	22.57%
2016		5,397	$16.11	to	$18.56	$93,725	1.75%	0.00%	to	1.70%	9.07%	to	10.94%
2015		3,955	$14.77	to	$16.73	$62,008	1.62%	0.00%	to	1.70%	0.47%	to	2.07%
2014		3,365	$14.76	to	$16.39	$52,083	1.45%	0.00%	to	1.65%	11.06%	to	12.96%
Voya Russell™ Large Cap Index Portfolio - Class S
2018		14		$30.43		$423	1.39%		0.95%			-4.58%
2017		14		$31.89		$441	1.38%		0.95%			21.12%
2016		15		$26.33		$400	1.61%		0.95%			9.66%
2015		16		$24.01		$389	1.50%		0.95%			0.84%
2014		17		$23.81		$412	0.95%		0.95%			11.52%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2018		23	$24.22	to	$24.46	$558	2.28%	1.15%	to	1.25%	-7.80%	to	-7.70%
2017		25	$26.27	to	$26.84	$672	2.20%	1.00%	to	1.25%	12.07%	to	12.19%
2016		21	$23.44	to	$23.62	$490	1.62%	1.15%	to	1.25%	14.17%	to	14.33%
2015		21	$20.53	to	$20.66	$440	1.67%	1.15%	to	1.25%	-4.69%	to	-4.62%
2014		18	$21.54	to	$21.66	$399	1.57%	1.15%	to	1.25%	11.03%	to	11.13%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2018		620	$23.07	to	$26.67	$14,982	2.02%	0.00%	to	1.50%	-8.27%	to	-6.85%
2017		612	$25.15	to	$28.63	$16,042	1.91%	0.00%	to	1.50%	11.53%	to	13.21%
2016		571	$22.55	to	$25.29	$13,396	1.30%	0.00%	to	1.50%	13.60%	to	15.32%
2015		463	$19.85	to	$21.93	$9,518	1.46%	0.00%	to	1.50%	-5.21%	to	-3.77%
2014		382	$20.94	to	$22.79	$8,242	1.23%	0.00%	to	1.50%	10.56%	to	12.21%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2018		492	$29.71	to	$34.34	$15,370	0.43%	0.00%	to	1.50%	-6.78%	to	-5.37%
2017		487	$31.87	to	$36.29	$16,225	0.66%	0.00%	to	1.50%	22.48%	to	24.37%
2016		473	$26.02	to	$29.18	$12,817	0.69%	0.00%	to	1.50%	5.26%	to	6.81%
2015		434	$24.72	to	$27.32	$11,132	0.71%	0.00%	to	1.50%	-2.29%	to	-0.76%
2014		387	$25.30	to	$27.53	$10,138	0.21%	0.00%	to	1.50%	9.48%	to	11.10%
Voya Russell™ Mid Cap Index Portfolio - Class I
2018		8,181	$10.05	to	$21.43	$140,564	1.48%	0.00%	to	1.60%	-10.72%	to	-9.31%
2017		8,340	$11.16	to	$23.63	$159,494	1.56%	0.00%	to	1.60%	16.11%	to	17.97%
2016		5,610	$11.17	to	$20.03	$105,572	1.26%	0.00%	to	1.70%	11.48%	to	13.42%
2015		4,628	$15.39	to	$17.66	$77,658	1.28%	0.00%	to	1.80%	-4.42%	to	-2.81%
2014		3,618	$16.29	to	$18.17	$62,848	0.96%	0.00%	to	1.65%	10.89%	to	12.72%
Voya Russell™ Small Cap Index Portfolio - Class I
2018		4,174	$9.77	to	$21.33	$67,456	1.16%	0.00%	to	1.55%	-12.65%	to	-11.27%
2017		3,853	$11.09	to	$24.04	$70,922	1.15%	0.00%	to	1.55%	12.55%	to	14.26%
2016		2,347	$12.42	to	$21.04	$45,782	1.24%	0.00%	to	1.70%	19.07%	to	21.13%
2015		2,082	$15.26	to	$17.37	$33,953	1.07%	0.00%	to	1.70%	-6.13%	to	-4.56%
2014		1,730	$16.31	to	$18.20	$29,802	0.98%	0.00%	to	1.65%	3.23%	to	4.96%
Voya Small Company Portfolio - Class I
2018		3,081	$26.63	to	$65.49	$127,882	0.57%	0.00%	to	1.50%	-17.12%	to	-15.84%
2017		3,514	$21.78	to	$77.82	$178,760	0.33%	0.00%	to	1.50%	9.62%	to	11.30%
2016		3,641	$19.75	to	$69.93	$169,597	0.42%	0.00%	to	1.50%	22.62%	to	24.50%
2015		3,689	$16.01	to	$56.17	$140,805	0.50%	0.00%	to	1.50%	-2.27%	to	-0.76%
2014		3,880	$16.28	to	$56.62	$151,114	0.35%	0.00%	to	1.50%	4.94%	to	6.51%
Voya Small Company Portfolio - Class S
2018		5		$24.12		$129	—		0.35%			-16.34%
2017		5		$28.83		$146	0.19%		0.35%			10.63%
2016		15		$26.06		$401	0.18%		0.35%			23.74%
2015		15		$21.06		$314	0.33%		0.35%			-1.40%
2014		14		$21.36		$301	—		0.35%			5.90%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya U.S. Bond Index Portfolio - Class I
2018		1,292	$11.54	to	$13.96	$16,449	2.27%	0.00%	to	1.80%	-2.12%	to	-0.36%
2017		1,221	$11.79	to	$14.01	$15,746	2.35%	0.00%	to	1.80%	1.38%	to	3.17%
2016		1,281	$11.63	to	$13.58	$16,169	2.28%	0.00%	to	1.80%	0.43%	to	2.34%
2015		1,070	$11.58	to	$13.27	$13,331	2.29%	0.00%	to	1.80%	-1.53%	to	0.23%
2014		982	$11.76	to	$13.24	$12,284	1.95%	0.00%	to	1.80%	3.89%	to	5.75%
Voya MidCap Opportunities Portfolio - Class I
2018		7,662	$15.24	to	$38.17	$226,057	—	0.00%	to	1.55%	-8.91%	to	-7.48%
2017		7,897	$16.73	to	$41.46	$255,230	0.11%	0.00%	to	1.55%	23.24%	to	25.12%
2016		5,238	$13.69	to	$33.31	$132,120	—	0.00%	to	1.50%	5.66%	to	7.28%
2015		5,335	$12.94	to	$31.21	$128,449	—	0.00%	to	1.50%	-0.97%	to	0.52%
2014		5,371	$13.03	to	$31.20	$131,603	0.41%	0.00%	to	1.50%	7.23%	to	8.85%
Voya MidCap Opportunities Portfolio - Class S
2018		41	$21.58	to	$30.69	$1,008	—	0.30%	to	1.55%	-9.14%	to	-7.96%
2017		41	$23.75	to	$33.37	$1,104	—	0.30%	to	1.55%	22.87%	to	24.37%
2016		49	$19.33	to	$26.84	$1,066	—	0.30%	to	1.55%	5.34%	to	6.70%
2015		60	$18.35	to	$25.17	$1,232	—	0.20%	to	1.55%	-1.29%	to	0.05%
2014		67	$18.59	to	$25.19	$1,396	0.29%	0.20%	to	1.55%	6.90%	to	8.16%
Voya SmallCap Opportunities Portfolio - Class I
2018		3,223	$11.82	to	$32.26	$55,777	—	0.00%	to	1.55%	-17.17%	to	-15.85%
2017		3,289	$14.22	to	$38.42	$69,587	0.08%	0.00%	to	1.55%	16.96%	to	18.73%
2016		3,119	$12.13	to	$32.18	$56,707	—	0.00%	to	1.65%	11.53%	to	13.39%
2015		3,040	$10.82	to	$28.65	$50,351	—	0.00%	to	1.65%	-2.35%	to	-0.91%
2014		2,382	$11.05	to	$28.97	$42,392	—	0.00%	to	1.75%	4.01%	to	5.63%
Voya SmallCap Opportunities Portfolio - Class S
2018		4		$25.65		$104	—		0.35%			-16.40%
2017		4		$30.68		$109	—		0.35%			18.05%
2016		4		$25.99		$99	—		0.35%			12.71%
2015		5		$23.06		$121	—		0.35%			-1.50%
2014		6		$23.41		$139	—		0.35%			4.98%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wanger International
2018		2,737	$11.48	to	$14.10	$35,293	2.21%	0.00%	to	1.50%	-18.97%	to	-17.69%
2017		2,935	$14.07	to	$17.13	$46,316	1.20%	0.00%	to	1.50%	30.94%	to	32.89%
2016		3,461	$10.68	to	$12.89	$41,297	1.19%	0.00%	to	1.50%	-2.87%	to	-1.38%
2015		3,634	$10.93	to	$13.07	$44,253	1.50%	0.00%	to	1.50%	-1.37%	to	0.09%
2014		3,757	$11.02	to	$13.06	$46,020	1.53%	0.00%	to	1.60%	-5.94%	to	-4.35%
Wanger Select
2018		2,040	$15.80	to	$30.43	$54,081	0.18%	0.00%	to	1.65%	-13.71%	to	-12.41%
2017		2,337	$18.20	to	$34.74	$71,676	0.18%	0.00%	to	1.75%	24.48%	to	26.65%
2016		2,502	$14.50	to	$27.43	$61,099	0.16%	0.00%	to	1.75%	11.67%	to	13.38%
2015		2,867	$12.91	to	$24.20	$62,371	0.01%	0.00%	to	1.65%	-1.22%	to	0.25%
2014		3,331	$12.99	to	$24.14	$73,151	—	0.00%	to	1.75%	1.39%	to	3.43%
Wanger USA
2018		2,601	$11.11	to	$33.76	$77,471	0.11%	0.00%	to	1.55%	-2.96%	to	-1.42%
2017		2,586	$11.39	to	$34.26	$79,557	—	0.00%	to	1.75%	17.50%	to	19.58%
2016		2,642	$15.22	to	$28.79	$68,640	—	0.00%	to	1.75%	11.73%	to	13.69%
2015		2,789	$13.50	to	$25.50	$64,131	—	0.00%	to	1.75%	-2.34%	to	-0.60%
2014		2,947	$13.70	to	$25.84	$68,668	—	0.00%	to	1.75%	2.96%	to	4.79%
Washington Mutual Investors FundSM - Class R-3
2018		98	$21.82	to	$27.50	$2,484	1.50%	0.00%	to	1.55%	-4.80%	to	-3.53%
2017		113	$22.92	to	$27.46	$2,965	1.54%	0.25%	to	1.55%	17.90%	to	19.44%
2016		123	$19.44	to	$22.99	$2,724	1.49%	0.25%	to	1.55%	11.28%	to	12.60%
2015		148	$17.47	to	$21.02	$2,936	1.77%	0.00%	to	1.55%	-2.07%	to	-0.47%
2014		242	$17.84	to	$21.12	$4,859	1.46%	0.00%	to	1.55%	9.11%	to	10.81%
Washington Mutual Investors FundSM - Class R-4
2018		8,042	$11.02	to	$28.56	$189,561	1.90%	0.00%	to	1.50%	-4.48%	to	-2.98%
2017		7,659	$11.44	to	$29.47	$191,542	1.88%	0.00%	to	1.50%	18.33%	to	20.13%
2016		7,095	$16.13	to	$24.56	$152,821	1.91%	0.00%	to	1.50%	11.67%	to	13.33%
2015		6,613	$14.36	to	$21.69	$127,190	1.96%	0.00%	to	1.50%	-1.71%	to	-0.26%
2014		6,771	$14.52	to	$21.76	$132,246	1.70%	0.00%	to	1.50%	9.53%	to	11.16%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wells Fargo Small Cap Value Fund - Class A
2018		7		$15.92		$105	—		1.00%			-19.64%
2017		7		$19.81		$131	—		1.00%			12.75%
2016		9		$17.57		$153	—		1.00%			31.41%
2015		7		$13.37		$95	—		1.00%			-11.57%
2014		7		$15.12		$108	0.90%		1.00%			2.44%
Wells Fargo Small Company Growth Fund - Administrator Class
2018		461	$12.85	to	$13.37	$6,008	—	0.25%	to	1.50%	-5.34%	to	-4.39%
2017		46	$13.53	to	$13.94	$636	—	0.30%	to	1.50%	18.87%	to	19.72%
2016	5/17/2016	19	$11.38	to	$11.61	$216	(c)	0.50%	to	1.25%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Wells Fargo Special Small Cap Value Fund - Class A
2018		2,450	$18.11	to	$49.00	$99,804	0.46%	0.00%	to	1.55%	-15.07%	to	-13.71%
2017		2,664	$21.18	to	$56.85	$127,478	0.92%	0.00%	to	1.55%	9.40%	to	11.07%
2016		2,852	$19.25	to	$51.24	$124,195	0.58%	0.00%	to	1.50%	26.96%	to	28.91%
2015		3,031	$15.07	to	$39.80	$103,636	0.69%	0.00%	to	1.50%	-5.98%	to	-4.58%
2014		3,271	$15.93	to	$41.74	$118,489	0.75%	0.00%	to	1.50%	5.77%	to	7.34%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2016, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2017, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2018, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of
Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company (the Company) as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company's auditor since 2001.

Boston, Massachusetts
March 14, 2019

C-2

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2018 and 2017
(In millions, except share and per share data)

	As of December 31,
	2018	2017
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,860 as of 2018 and $21,774 as of 2017)	$22,981	$23,141
Fixed maturities, at fair value using the fair value option	1,171	941
Equity securities, at fair value (cost of $45 as of 2018 and 2017)	57	60
Short-term investments	50	25
Mortgage loans on real estate, net of valuation allowance of $1 as of 2018 and 2017	4,918	4,910
Policy loans	210	214
Limited partnerships/corporations	583	411
Derivatives	128	136
Securities pledged (amortized cost of $867 as of 2018 and $864 as of 2017)	882	960
Other investments	40	—
Total investments	31,020	30,798
Cash and cash equivalents	364	288
Short-term investments under securities loan agreements, including collateral delivered	793	765
Accrued investment income	301	304
Premiums receivable and reinsurance recoverable	1,409	1,496
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	1,104	766
Notes receivable from affiliate	—	175
Short-term loan to affiliate	—	80
Current income tax recoverable	35	—
Due from affiliates	54	60
Property and equipment	62	64
Other assets	251	140
Assets held in separate accounts	67,323	73,036
Total assets	$102,716	$107,972

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2018 and 2017
(In millions, except share and per share data)

	As of December 31,
	2018	2017
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$30,695	$29,669
Payable for securities purchased	49	79
Payables under securities loan agreements, including collateral held	827	845
Due to affiliates	73	61
Derivatives	99	85
Current income tax payable to Parent	—	23
Deferred income taxes	64	187
Other liabilities	264	406
Liabilities related to separate accounts	67,323	73,036
Total liabilities	99,394	104,391

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2018 and 2017; $50 par value per share)	3	3
Additional paid-in capital	2,728	2,730
Accumulated other comprehensive income (loss)	108	818
Retained earnings (deficit)	483	30
Total shareholder's equity	3,322	3,581
Total liabilities and shareholder's equity	$102,716	$107,972

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2018, 2017 and 2016
(In millions)

	Year Ended December 31,
	2018	2017	2016
Revenues:
Net investment income	$1,623	$1,520	$1,501
Fee income	695	713	725
Premiums	41	48	870
Broker-dealer commission revenue	69	170	175
Net realized capital gains (losses):
Total other-than-temporary impairments	(18)	(19)	(19)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	2	(7)	—
Net other-than-temporary impairments recognized in earnings	(20)	(12)	(19)
Other net realized capital gains (losses)	(222)	(188)	(194)
Total net realized capital gains (losses)	(242)	(200)	(213)
Other revenue	13	—	(2)
Total revenues	2,199	2,251	3,056
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	828	958	1,765
Operating expenses	647	801	815
Broker-dealer commission expense	69	170	175
Net amortization of Deferred policy acquisition costs and Value of business acquired	86	233	167
Total benefits and expenses	1,630	2,162	2,922
Income (loss) before income taxes	569	89	134
Income tax expense (benefit)	74	(121)	21
Net income (loss)	$495	$210	$113

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2018, 2017 and 2016
(In millions)

	Year Ended December 31,
	2018	2017	2016
Net income (loss)	$495	$210	$113
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(897)	387	258
Other-than-temporary impairments	8	(4)	9
Pension and other postretirement benefits liability	(1)	(2)	(1)
Other comprehensive income (loss), before tax	(890)	381	266
Income tax expense (benefit) related to items of other comprehensive income (loss)	(192)	122	93
Other comprehensive income (loss), after tax	(698)	259	173
Comprehensive income (loss)	$(203)	$469	$286

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2018, 2017 and 2016
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2016	$3	$3,272	$386	$(293)	$3,368
Comprehensive income (loss):
Net income (loss)	—	—	—	113	113
Other comprehensive income (loss), after tax	—	—	173	—	173
Total comprehensive income (loss)					286
Dividends paid and distributions of capital	—	(278)	—	—	(278)
Employee related benefits	—	—	—	—	—
Balance as of December 31, 2016	3	2,994	559	(180)	3,376
Comprehensive income (loss):
Net income (loss)	—	—	—	210	210
Other comprehensive income (loss), after tax	—	—	259	—	259
Total comprehensive income (loss)					469
Dividends paid and distributions of capital	—	(265)	—	—	(265)
Employee related benefits	—	1	—	—	1
Balance as of December 31, 2017- As previously filed	3	2,730	818	30	3,581

Cumulative effect of changes in accounting:
Adjustment for adoption of ASU 2014-09	—	—	—	72	72
Adjustment for adoption of ASU 2016-01	—	—	(12)	12	—
Balance as of January 1, 2018 - As adjusted	3	2,730	806	114	3,653
Comprehensive income (loss):
Net income (loss)	—	—	—	495	495
Other comprehensive income (loss), after tax	—	—	(698)	—	(698)
Total comprehensive income (loss)					(203)
Dividends paid and distributions of capital	—	—	—	(126)	(126)
Employee related benefits	—	(2)	—	—	(2)
Balance as of December 31, 2018	$3	$2,728	$108	$483	$3,322

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2018, 2017 and 2016
(In millions)

	Year Ended December 31,
	2018	2017	2016
Cash Flows from Operating Activities:
Net income (loss)	$495	$210	$113
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(64)	(80)	(80)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	87	234	168
Net accretion/amortization of discount/premium	(3)	12	(1)
Future policy benefits, claims reserves and interest credited	547	534	1,289
Deferred income tax (benefit) expense	49	(158)	(3)
Net realized capital losses	242	200	213
Depreciation	2	3	4
Change in:
Accrued investment income	3	(3)	(6)
Premiums receivable and reinsurance recoverable	87	138	205
Other receivables and asset accruals	(15)	21	7
Due to/from affiliates	18	(105)	30
Other payables and accruals	(169)	(3)	126
Other, net	(33)	(24)	(11)
Net cash provided by operating activities	1,246	979	2,054
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,983	4,462	3,184
Equity securities, available-for-sale	3	25	49
Mortgage loans on real estate	598	494	375
Limited partnerships/corporations	99	81	71
Acquisition of:
Fixed maturities	(5,475)	(4,247)	(5,664)
Equity securities, available-for-sale	(3)	(2)	—
Mortgage loans on real estate	(606)	(1,149)	(900)
Limited partnerships/corporations	(254)	(120)	(113)
Derivatives, net	23	203	28
Policy loans, net	4	5	11
Short-term investments, net	(26)	8	(33)
Short-term loan to affiliate, net	80	(80)	—
Collateral received (delivered), net	(46)	(189)	(30)
Other investments, net	(40)	—	—
Net cash used in investing activities	(1,660)	(509)	(3,022)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2018, 2017 and 2016
(In millions)

	Year Ended December 31,
	2018	2017	2016
Cash Flows from Financing Activities:
Deposits received for investment contracts	$3,744	$2,380	$3,746
Maturities and withdrawals from investment contracts	(3,108)	(2,794)	(2,534)
Settlements on deposit contracts	(20)	(64)	(66)
Dividends paid and return of capital distribution	(126)	(265)	(278)
Net cash (used in) provided by financing activities	490	(743)	868
Net increase (decrease) in cash and cash equivalents	76	(273)	(100)
Cash and cash equivalents, beginning of period	288	561	661
Cash and cash equivalents, end of period	$364	$288	$561
Supplemental cash flow information:
Income taxes paid, net	$83	$13	$15

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

Prior to May 2013, Voya Financial, Inc. ("Voya Financial"), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

As of June 1, 2018, Directed Services LLC ("DSL") was divested pursuant to the transaction described below. Subsequent to the transaction, VRIAC has one wholly owned non-insurance subsidiary, Voya Financial Partners, LLC ("VFP").

On June 1, 2018, VRIAC's ultimate parent, Voya Financial, consummated a series of transactions (collectively, the "Transaction'') pursuant to a Master Transaction Agreement dated December 20, 2017 (the "MTA") with VA Capital Company LLC ("VA Capital") and Athene Holding Ltd. ("Athene"). As part of the Transaction, VA Capital's wholly owned subsidiary Venerable Holdings Inc. ("Venerable") acquired certain of Voya Financial's assets, including all of the shares of capital stock of Voya Insurance and Annuity Company ("VIAC"), the Company's Iowa-domiciled insurance affiliate, as well as the membership interests of DSL, the Company's broker-dealer subsidiary. Following the closing of the Transaction, VRIAC acquired a 9.99% equity interest in VA Capital.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets"), small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions in late 2016 to better align business activities to the Company's priorities. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, consultants, dedicated financial guidance, planning and advisory representatives associated with Voya Financial's retail broker-dealer, Voya Financial Advisors, Inc. ("VFA").

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP and DSL. Intercompany transactions and balances have been eliminated. As of June 1, 2018, DSL was divested pursuant to the Transaction.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and
•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: Effective January 1, 2018, the Company adopted Accounting Standards Update ("ASU")
2016-01 "Financial Instruments-Overall (ASC Subtopic 825-10):Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01") (See the Adoption of New Pronouncements section below). As a result, the Company measures its equity securities at fair value and recognizes any changes in fair value in net income. Prior to adoption, equity securities were designated as available-for-sale and reported at fair value with unrealized capital gains (losses) recorded in Accumulated other comprehensive income (loss) ("AOCI").

The Company's fixed maturities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security, and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld reinsurance arrangements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Contract Costs Associated with Certain Financial Services Contracts

Contract cost assets represent costs incurred to obtain or fulfill a non-insurance financial services contract that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations.

The Company defers (1) incremental commissions and variable compensation paid to the Company's direct sales force, consultant channel, and intermediary partners, as a result of obtaining certain financial services contracts and (2) account set-up expenses on certain recordkeeping contracts. The Company expenses as incurred deferrable contract costs for which the amortization period would be one year or less (based on the U.S. GAAP practical expedient) and other contract-related costs. The Company periodically reviews contract cost assets for impairment. Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

As of December 31, 2018, contract cost assets were $93. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts, which typically range from 5 to 15 years. This method is consistent with the transfer of services to which the assets relate. For the year ended December 31, 2018, amortization expenses of $18 were recorded in Operating expenses in the Consolidated Statements of Operations. There was no impairment loss in relation to the contract costs capitalized.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 2.7% to 6.6%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•
Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 5.3% for the years 2018, 2017 and 2016. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issues FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions.The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is generally invested in Short-term investments, with the offsetting obligation to repay the loan included within Payables under securities loan agreements, including collateral held on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Revenue

Insurance Revenue and Related Benefits
Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Financial Services Revenue
Revenue for various financial services is measured based on consideration specified in a contract with a customer and excludes any amounts collected on behalf of third parties. For recordkeeping and administration services, the Company recognizes revenue as services are provided, generally over time. In addition, the Company may arrange for sub-advisory services for a customer under certain contracts. Revenue is recognized when the Company has satisfied a performance obligation by transferring control of a service to a customer. Contract terms are typically less than one year, and consideration is generally variable and due as services are rendered.

For distribution and shareholder servicing revenue, the Company provides distribution services at a point in time and shareholder services over time. Such revenue is recognized when the Company has satisfied a performance obligation and related consideration is received. Contract terms are less than one year, and consideration is variable. For distribution services, revenue may be recognized in periods subsequent to when the Company has satisfied a performance obligation, as a component of related consideration is constrained under certain contracts.

For a description of principal activities from which the Company generates revenue, see the Business section above for further information.

Revenue for various financial services is recorded in Fee income or Other revenue in the Consolidated Statements of Operations.

Financial services revenue is disaggregated by type of service in the following table and represents approximately 14.8% of total revenue for the year ended December 31, 2018. For the year ended December 31, 2018, a portion of the revenue recognized in the current period from distribution services is related to performance obligations satisfied in previous periods.

Year Ended December 31, 2018
Service Line
Recordkeeping & administration	$202
Distribution & shareholder servicing	123
Total financial services revenue	$325

Receivables of $63 are included in Other assets on the Consolidated Balance Sheet as of December 31, 2018.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial for the current year, (b) the deferred income tax liabilities and assets for items recognized differently in its Consolidated Financial Statements from amounts shown on its income tax returns and (c) the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis and as regulatory and business factors change.

Items required by tax law to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent, such as the dividends received deduction, which is estimated using information from the prior

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.
Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirements, withdrawal rates and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans and amendments to benefits provided under the plans. These differences may have a significant effect on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

The following table provides a description of the Company's adoption of new ASUs issued by the Financial Accounting Standards Board and the impact of the adoption on the Company's financial statements.

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2017-05, Derecognition of Nonfinancial Assets
This standard, issued in February 2017, requires entities to apply certain recognition and measurement principles in ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" (see Revenue from Contracts with Customers below) when they derecognize nonfinancial assets and in substance nonfinancial assets through sale or transfer, and the counterparty is not a customer.
		January 1, 2018 using the modified retrospective method.	The adoption had no effect on the Company's financial condition, results of operations, or cash flows.
ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments
This standard, issued in August 2016, addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide guidance on eight specific cash flow issues.
		January 1, 2018 using the retrospective method.	The adoption had no effect on the Company's financial condition, results of operations, or cash flows.
ASU 2016-09, Improvements to Employee Share-Based Payment Accounting
This standard, issued in March 2016, simplifies the accounting for share-based payment award transactions with respect to:
 • The income tax consequences of awards,
 • The impact of forfeitures on the recognition of expense for awards,
 • Classification of awards as either equity or liabilities, and
 • Classification on the statement of cash flows.
		January 1, 2017 using the transition method prescribed for each applicable provision.	The guidance was adopted using the various transition methods as prescribed by the ASU and did not have a material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities
This standard, issued in January 2016, addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments, including requiring:
 • Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.
 • Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.
January 1, 2018 using the modified retrospective method, except for certain provisions that were required to be applied using the prospective method.
The impact to the January 1, 2018 Consolidated Balance Sheet was a $12 increase, net of tax, to Retained earnings (deficit) with a corresponding decrease of $12, net of tax, to AOCI to recognize the unrealized gain associated with Equity securities. The provisions that required prospective adoption had no effect on the Company's financial condition, results of operations, or cash flows. Under previous guidance, prior to January 1, 2018, Equity securities were classified as available for sale with changes in fair value recognized in Other comprehensive income.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers
This standard, issued in May 2014, requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. ASU 2014-09 also updated the accounting for certain costs associated with obtaining and fulfilling contracts with customers and requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In addition, the FASB issued various amendments during 2016 to clarify the provisions and implementation guidance of ASU 2014-09. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the guidance.
January 1, 2018 using the modified retrospective method.
The adoption had no impact on revenue recognition. However, the adoption resulted in a $90 increase in Other assets to capitalize costs to obtain and fulfill certain financial services contracts. This adjustment was offset by a related $18 increase in deferred tax liabilities, resulting in a net $72 increase to Retained earnings (deficit) on the Consolidated Balance Sheet as of January 1, 2018. In addition, disclosures have been updated to reflect accounting policy changes made as a result of the implementation of ASU 2014-09. (See the Significant Accounting Policies section.)

Comparative information has not been adjusted and continues to be reported under previous revenue recognition guidance. As of December 31, 2018, the adoption of ASU 2014-09 resulted in a $93 increase in Other assets, reduced by a related $20 decrease in Deferred income taxes, resulting in a net $73 increase to Retained earnings (deficit) on the Consolidated Balance Sheet. For the year ended December 31, 2018 , the adoption resulted in a $3 increase in Operating expenses on the Consolidated Statement of Operations and had no impact on Net cash provided by operating activities.

Future Adoption of Accounting Pronouncements

Long-Duration Contracts

In August 2018, the FASB issued ASU 2018-12, "Financial Services - Insurance (Topic 944) Targeted Improvements to the Accounting for Long-Duration Contracts" ("ASU 2018-12"), which changes the measurement and disclosures of insurance liabilities and deferred acquisition costs for long-duration contracts issued by insurers. The provisions of ASU 2018-12 are effective for fiscal years beginning after December 15, 2020, including interim periods, with early adoption permitted. The Company is currently in the process of evaluating the provisions of ASU 2018-12. While it is not possible to estimate the expected impact of adoption at this time, the Company believes there is a reasonable possibility that implementation of ASU 2018-12 may result in a significant impact on Shareholders’ equity and future earnings patterns.

In addition to requiring significantly expanded interim and annual disclosures regarding long-duration insurance contract assets and liabilities, ASU 2018-12's provisions include modifications to the accounting for such contracts in the following areas:

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

ASU 2018-12 Subject Area	Description of Requirements	Transition Provisions	Effect on the financial statements or other significant matters
Assumptions used to measure the liability for future policy benefits for nonparticipating traditional and limited payment insurance contracts
Requires insurers to review and, if necessary, update cash flow assumptions at least annually.

The effect of updating cash flow assumptions will be measured on a retrospective catch-up basis and presented in the Statement of operations in the period in which the update is made.
The rate used to discount the liability for future policy benefits will be required to be updated quarterly, with related changes in the liability recorded in Accumulated other comprehensive income. The discount rate will be based on an upper-medium grade fixed-income corporate instrument yield reflecting the duration characteristics of the relevant liabilities.

Initial adoption is required to be reported using either a full retrospective or modified retrospective approach. Under either method, upon adoption the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

The application of periodic assumption updates for nonparticipating traditional and limited payment insurance contracts is significantly different from the current accounting approach for such liabilities, which is based on assumptions that are locked in at contract inception unless a premium deficiency occurs. Under the current accounting guidance, the liability discount rate is based on expected yields on the underlying investment portfolio held by the insurer.
The implications of these requirements, including transition options, and related potential financial statement impacts are currently being evaluated.

Measurement of market risk benefits
Creates a new category of benefit features called market risk benefits, defined as features that protect contract holders from capital market risk and expose the insurers to that risk. Market risk benefits will be required to be measured at fair value, with changes in fair value recognized in the Statement of operations, except for changes in fair value attributable to changes in the instrument-specific credit risk, which will be recorded in Accumulated other comprehensive income.

Full retrospective application is required. Upon adoption, any difference between the fair value and pre-adoption carrying value of market risk benefits not currently measured at fair value will be recorded to retained earnings. In addition, the cumulative effect of changes in instrument-specific credit risk will be reclassified from retained earnings to AOCI.

Under the current accounting guidance, certain features that are expected to meet the definition of market risk benefits are accounted for as either insurance liabilities or embedded derivatives.
The implications of these requirements and related potential financial statement impacts are currently being evaluated.

Amortization of DAC and other balances
Requires DAC (and other balances that refer to the DAC model, such as deferred sales inducement costs and unearned revenue liabilities) for all long-duration contracts to be measured on a constant level basis over the expected life of the contract.

Initial adoption is required to be reported using either a full retrospective or modified retrospective approach. The method of transition applied for DAC and other balances must be consistent with the transition method selected for future policy benefit liabilities, as described above.

This approach is intended to approximate straight-line amortization and cannot be based on revenue or profits as it is under the current accounting model. Related amounts in AOCI will be eliminated upon adoption. ASU 2018-12 did not change the existing accounting guidance related to VOBA and net cost of reinsurance, which allows, but does not require, insurers to amortize such balances on a basis consistent with DAC.

The implications of these requirements, including transition options, and related potential financial statement impacts are currently being evaluated.

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table provides a description of future adoptions of other new accounting standards that may have an impact on the Company's financial statements when adopted:

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2018-15, Implementation costs in a cloud computing arrangement that is a service contract
This standard, issued in August 2018, requires a customer in a hosting arrangement that is a service contract to follow the guidance for internal-use software projects to determine which implementation costs to capitalize as an asset. Capitalized implementation costs are required to be expensed over the term of the hosting arrangement. In addition, a customer is required to apply the impairment and abandonment guidance for long-lived assets to the capitalized implementation costs. Balances related to capitalized implementation costs must be presented in the same financial statement line items as other hosting arrangement balances, and additional disclosures are required.
		January 1, 2020 with early adoption permitted. Initial adoption of ASU 2018-15 may be reported either on a prospective or retrospective basis.	The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2018-15.
ASU 2018-13, Changes to the Disclosure Requirements for Fair Value Measurement	This standard, issued in August 2018, simplifies certain disclosure requirements for fair value measurement.	January 1, 2020 with early adoption permitted. The transition method varies by provision.	The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2018-13.
ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
This standard, issued in February 2018, permits a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017 ("Tax Reform"). Stranded tax effects arise because U.S. GAAP requires that the impact of a change in tax laws or rates on deferred tax liabilities and assets be reported in net income, even if related to items recognized within accumulated other comprehensive income. The amount of the reclassification would be based on the difference between the historical corporate income tax rate and the newly enacted 21% corporate income tax rate, applied to deferred tax liabilities and assets reported within accumulated other comprehensive income.

January 1, 2019 with early adoption permitted. Initial adoption of ASU 2018-02 may be reported either in the period of adoption or on a retrospective basis in each period in which the effect of the change in the U.S. federal corporate income tax rate resulting from Tax Reform is recognized.

The Company intends to adopt ASU 2018-02 as of January 1, 2019. Adoption is expected to result in an increase to Accumulated other comprehensive income of approximately $137, with a corresponding decrease in Retained earnings.

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities
This standard, issued in August 2017, enables entities to better portray risk management activities in their financial statements, as follows:
• Expands an entity's ability to hedge nonfinancial and financial risk components and reduces complexity in accounting for fair value hedges of interest rate risk,
• Eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item, and
• Eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness, and modifies required disclosures.
In October 2018, the FASB issued an amendment which expands the list of U.S. benchmark interest rates permitted in the application of hedge accounting.

January 1, 2019, including interim periods, with early adoption permitted. Initial adoption of ASU 2017-12 is required to be reported using a modified retrospective approach, with the exception of the presentation and disclosure requirements which are required to be applied prospectively.
The Company does not expect ASU 2017-12 to have a material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities	This standard, issued in March 2017, shortens the amortization period for certain callable debt securities held at a premium by requiring the premium to be amortized to the earliest call date.	January 1, 2019, including interim periods, with early adoption permitted. Initial adoption of ASU 2017-08 is required to be reported using a modified retrospective approach.	The Company does not expect ASU 2017-08 to have material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2016-13, Measurement of Credit Losses on Financial Instruments
This standard, issued in June 2016:
• Introduces a new current expected credit loss ("CECL") model to measure impairment on certain types of financial instruments,
• Requires an entity to estimate lifetime expected credit losses, under the new CECL model, based on relevant information about historical events, current conditions, and reasonable and supportable forecasts,
• Modifies the impairment model for available-for-sale debt securities, and
• Provides a simplified accounting model for purchased financial assets with credit deterioration since their origination.

January 1, 2019, including interim period, with early adoption permitted. Initial adoption of ASU 2016-13 is required to be reported on a modified retrospective basis, with a cumulative-effect adjustment to retained earnings as of the beginning of the year of adoption, except for certain provisions that are required to be applied prospectively.
The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-13.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2016-02, Leases
This standard, issued in February 2016, requires lessees to recognize a right-of-use asset and a lease liability for all leases with terms of more than 12 months. The lease liability will be measured as the present value of the lease payments, and the asset will be based on the liability. For income statement purposes, expense recognition will depend on the lessee's classification of the lease as either finance, with a front-loaded amortization expense pattern similar to current capital leases, or operating, with a straight-line expense pattern similar to current operating leases. Lessor accounting will be similar to the current model, and lessors will be required to classify leases as operating, direct financing, or sales-type.

ASU 2016-02 also replaces the sale-leaseback guidance to align with the new revenue recognition standard, addresses statement of operation and statement of cash flow classification, and requires additional disclosures for all leases. In addition, the FASB issued various amendments during 2018 and 2019 to clarify and simplify the provisions and implementation guidance of ASU 2016-02.

January 1, 2019, including interim periods, on a modified retrospective basis and with early adoption permitted.

In July 2018, the FASB issued an amendment that adds an optional transition method to apply the guidance on a modified retrospective basis at the adoption date, which is January 1, 2019.

The Company does not expect that the adoption will have a material impact on the Company's financial condition, results of operations, or cash flows.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2018:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$651	$87	$—	$—	$738	$—
U.S. Government agencies and authorities	—	—	—	—	—	—
State, municipalities and political subdivisions	754	18	8	—	764	—
U.S. corporate public securities	7,908	288	181	—	8,015	—
U.S. corporate private securities	3,686	73	106	—	3,653	—
Foreign corporate public securities and foreign governments(1)	2,551	69	80	—	2,540	—
Foreign corporate private securities(1)	3,235	37	97	—	3,175	—

Residential mortgage-backed securities:
Agency	1,989	54	20	4	2,027	—
Non-Agency	977	39	12	5	1,009	3
Total Residential mortgage-backed securities	2,966	93	32	9	3,036	3
Commercial mortgage-backed securities	1,917	16	28	—	1,905	—
Other asset-backed securities	1,230	6	28	—	1,208	2

Total fixed maturities, including securities pledged	24,898	687	560	9	25,034	5
Less: Securities pledged	867	45	30	—	882	—
Total fixed maturities	24,031	642	530	9	24,152	5
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $137 of net unrealized gains on impaired available-for-sale securities.

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2017:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$547	$109	$—	$—	$656	$—
U.S. Government agencies and authorities	3	—	—	—	3	—
State, municipalities and political subdivisions	842	40	4	—	878	—
U.S. corporate public securities	8,476	786	26	—	9,236	—
U.S. corporate private securities	3,387	148	38	—	3,497	—
Foreign corporate public securities and foreign governments(1)	2,594	192	9	—	2,777	—
Foreign corporate private securities(1)	3,105	155	45	—	3,215	7

Residential mortgage-backed securities:
Agency	1,878	65	17	6	1,932	—
Non-Agency	639	54	2	6	697	4
Total Residential mortgage-backed securities	2,517	119	19	12	2,629	4
Commercial mortgage-backed securities	1,437	39	6	—	1,470	—
Other asset-backed securities	671	11	1	—	681	2

Total fixed maturities, including securities pledged	23,579	1,599	148	12	25,042	13
Less: Securities pledged	864	104	8	—	960	—
Total fixed maturities	22,715	1,495	140	12	24,082	13
Equity securities	45	15	—	—	60	—
Total fixed maturities and equity securities investments	$22,760	$1,510	$140	$12	$24,142	$13
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $190 of net unrealized gains on impaired available-for-sale securities.

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2018, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$548	$552
After one year through five years	4,184	4,203
After five years through ten years	5,971	5,864
After ten years	8,082	8,266
Mortgage-backed securities	4,883	4,941
Other asset-backed securities	1,230	1,208
Fixed maturities, including securities pledged	$24,898	$25,034

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2018 and 2017, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables present the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2018
Communications	$1,139	$55	$21	$1,173
Financial	2,707	101	47	2,761
Industrial and other companies	7,604	152	214	7,542
Energy	1,884	55	81	1,858
Utilities	2,974	80	74	2,980
Transportation	729	14	17	726
Total	$17,037	$457	$454	$17,040

December 31, 2017
Communications	$1,145	$114	$1	$1,258
Financial	2,750	185	4	2,931
Industrial and other companies	7,953	532	65	8,420
Energy	1,970	159	33	2,096
Utilities	2,725	216	11	2,930
Transportation	697	52	2	747
Total	$17,240	$1,258	$116	$18,382

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturities

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2018 and 2017, approximately 52.5% and 52.1%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2018 and 2017, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2018 and 2017, the fair value of loaned securities was $759 and $799, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

If cash is received as collateral, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. As of December 31, 2018 and 2017, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $719 and $744, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2018 and 2017, liabilities to return collateral of $719 and $744, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The Company accepts non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected on the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2018 and 2017, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $67 and $61, respectively.

The following table presents borrowings under securities lending transactions by asset class pledged for the dates indicated:

	December 31, 20181)(2)	December 31, 2017(1)(2)
U.S. Treasuries	$92	$177
U.S. corporate public securities	523	460
Foreign corporate public securities and foreign governments	170	168
Equity Securities	1	—
Payables under securities loan agreements	$786	$805
(1) As of December 31, 2018 and December 31, 2017, borrowings under securities lending transactions include cash collateral of $719 and $744, respectively.
(2) As of December 31, 2018 and December 31, 2017, borrowings under securities lending transactions include non-cash collateral of $67 and $61, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the investments in VIEs was $583 and $411 as of December 31, 2018 and 2017, respectively; these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2018:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$—	$—	$—	$—	$15	$—	$15	$—
State, municipalities and political subdivisions	60	—	131	3	88	5	279	8
U.S. corporate public securities	1,285	37	1,775	94	535	50	3,595	181
U.S. corporate private securities	639	13	863	27	579	66	2,081	106
Foreign corporate public securities and foreign governments	503	12	656	42	169	26	1,328	80
Foreign corporate private securities	604	10	900	67	221	20	1,725	97
Residential mortgage-backed	345	6	215	5	412	21	972	32
Commercial mortgage-backed	447	6	418	10	312	12	1,177	28
Other asset-backed	476	11	416	16	61	1	953	28
Total	$4,359	$95	$5,374	$264	$2,392	$201	$12,125	$560

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2017:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$18	$—	$—	$—	$12	$—	$30	$—
State, municipalities and political subdivisions	34	—	1	—	91	4	126	4
U.S. corporate public securities	504	11	—	—	304	15	808	26
U.S. corporate private securities	226	2	46	2	499	34	771	38
Foreign corporate public securities and foreign governments	148	1	5	—	99	8	252	9
Foreign corporate private securities	135	38	13	—	161	7	309	45
Residential mortgage-backed	263	5	26	1	438	13	727	19
Commercial mortgage-backed	436	5	19	—	50	1	505	6
Other asset-backed	95	1	9	—	38	—	142	1
Total	$1,859	$63	$119	$3	$1,692	$82	$3,670	$148
Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 92.2% and 95.4% of the average book value as of December 31, 2018 and 2017, respectively.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2018
Six months or less below amortized cost	$4,531	$88	$106	$21	826	25
More than six months and twelve months or less below amortized cost	5,535	73	235	27	1,063	6
More than twelve months below amortized cost	2,378	80	144	27	519	5
Total	$12,444	$241	$485	$75	2,408	36

December 31, 2017
Six months or less below amortized cost	$1,883	$67	$30	$38	433	7
More than six months and twelve months or less below amortized cost	128	7	4	2	37	1
More than twelve months below amortized cost	1,661	72	53	21	335	7
Total	$3,672	$146	$87	$61	805	15

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2018
U.S. Treasuries	$15	$—	$—	$—	5	—
State, municipalities and political subdivisions	287	—	8	—	132	—
U.S. corporate public securities	3,721	55	164	17	796	8
U.S. corporate private securities	2,120	67	84	22	245	2
Foreign corporate public securities and foreign governments	1,348	60	65	15	307	9
Foreign corporate private securities	1,765	57	76	21	157	6
Residential mortgage-backed	1,004	—	32	—	301	8
Commercial mortgage-backed	1,205	—	28	—	228	—
Other asset-backed	979	2	28	—	237	3
Total	$12,444	$241	$485	$75	2,408	36

December 31, 2017
U.S. Treasuries	$30	$—	$—	$—	6	—
State, municipalities and political subdivisions	130	—	4	—	96	—
U.S. corporate public securities	828	6	24	2	167	2
U.S. corporate private securities	743	66	18	20	71	2
Foreign corporate public securities and foreign governments	254	7	7	2	61	1
Foreign corporate private securities	288	66	8	37	35	6
Residential mortgage-backed	746	—	19	—	194	3
Commercial mortgage-backed	511	—	6	—	131	—
Other asset-backed	142	1	1	—	44	1
Total	$3,672	$146	$87	$61	805	15

Investments with fair values less than amortized cost are included in the Company's other-than-temporary impairment analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired (typically pre-2008) indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on the valuation of a particular security within the trust will also be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. As of December 31, 2018, the Company did not have any new commercial mortgage loan or private placement troubled debt restructuring. As of December 31, 2017, the Company did not have any new commercial mortgage loan troubled debt restructuring and had one private placement troubled debt restructuring with a pre-modification and post-modification carrying value of $3.

As of December 31, 2018 and 2017, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2018			December 31, 2017
	Impaired	Non Impaired	Total	Impaired	Non Impaired	Total
Commercial mortgage loans	$4	$4,915	$4,919	$4	$4,907	$4,911
Collective valuation allowance for losses	N/A	(1)	(1)	N/A	(1)	(1)
Total net commercial mortgage loans	$4	$4,914	$4,918	$4	$4,906	$4,910
N/A - Not Applicable

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2018, 2017 and 2016.

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2018	December 31, 2017
Collective valuation allowance for losses, balance at January 1	$1	$1
Addition to (reduction of) allowance for losses	—	—
Collective valuation allowance for losses, end of period	$1	$1

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2018	December 31, 2017
Impaired loans without allowances for losses	$4	$4
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$4	$4
Unpaid principal balance of impaired loans	$5	$6

As of December 31, 2018 and 2017, the Company did not have any impaired loans with allowances for losses.

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2018 and 2017.

There was one loan 60 days or less in arrears, with respect to principal and interest as of December 31, 2018, with a total amortized cost of $6. There were no loans in arrears, with respect to principal and interest as of December 31, 2017.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Impaired loans, average investment during the period (amortized cost)(1)	$4	$4	$8
Interest income recognized on impaired loans, on an accrual basis(1)	—	—	—
Interest income recognized on impaired loans, on a cash basis(1)	—	—	—
Interest income recognized on troubled debt restructured loans, on an accrual basis	—	—	—
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the LTV and DSC ratios as of the dates indicated:

	Recorded Investment
	Debt Service Coverage Ratios
	> 1.5x	>1.25x - 1.5x	>1.0x - 1.25x	< 1.0x	Commercial mortgage loans secured by land or construction loans	Total	% of Total
December 31, 2018 (1)
Loan-to-Value Ratios:
0% - 50%	$284	$24	$23	$—	$—	$331	6.7%
>50% - 60%	1,133	40	11	—	—	1,184	24.1%
>60% - 70%	2,070	328	503	34	26	2,961	60.2%
>70% - 80%	213	87	66	19	4	389	7.9%
>80% and above	18	5	10	—	21	54	1.1%
Total	$3,718	$484	$613	$53	$51	$4,919	100.0%
(1) Balances do not include collective valuation allowance for losses.
	Recorded Investment
	Debt Service Coverage Ratios
	> 1.5x	>1.25x - 1.5x	>1.0x - 1.25x	< 1.0x	Commercial mortgage loans secured by land or construction loans	Total	% of Total
December 31, 2017 (1)
Loan-to-Value Ratios:
0% - 50%	$297	$30	$—	$14	$—	$341	6.9%
>50% - 60%	1,205	25	21	—	5	1,256	25.7%
>60% - 70%	2,241	228	534	39	—	3,042	61.9%
>70% - 80%	154	57	45	—	6	262	5.3%
>80% and above	5	—	—	1	4	10	0.2%
Total	$3,902	$340	$600	$54	$15	$4,911	100.0%
(1) Balances do not include collective valuation allowance for losses.

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2018 (1)		December 31, 2017 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$994	20.2%	$985	20.1%
South Atlantic	1,011	20.5%	982	20.0%
Middle Atlantic	1,039	21.2%	1,097	22.4%
West South Central	566	11.5%	552	11.2%
Mountain	458	9.3%	457	9.3%
East North Central	465	9.5%	468	9.5%
New England	75	1.5%	77	1.6%
West North Central	258	5.2%	243	4.9%
East South Central	53	1.1%	50	1.0%
Total Commercial mortgage loans	$4,919	100.0%	$4,911	100.0%
(1) Balances do not include collective valuation allowance for losses.

	December 31, 2018 (1)		December 31, 2017 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,335	27.2%	$1,383	28.1%
Industrial	1,323	26.9%	1,326	27.0%
Apartments	1,104	22.4%	948	19.3%
Office	791	16.1%	829	16.9%
Hotel/Motel	111	2.3%	177	3.6%
Mixed Use	46	0.9%	52	1.1%
Other	209	4.2%	196	4.0%
Total Commercial mortgage loans	$4,919	100.0%	$4,911	100.0%
(1) Balances do not include collective valuation allowance for losses.

The following table presents mortgages by year of origination as of the dates indicated:

	December 31, 2018 (1)	December 31, 2017 (1)
Year of Origination:
2018	$375	$—
2017	1,108	1,086
2016	906	867
2015	589	703
2014	490	538
2013	585	644
2012 and prior	866	1,073
Total Commercial mortgage loans	$4,919	$4,911
(1) Balances do not include collective valuation allowance for losses.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2018			2017			2016
	Impairment		No. of Securities	Impairment		No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$6		2	$—	*	3	$3	2
Foreign corporate public securities and foreign governments(1)	2		3	2		3	12	3
Foreign corporate private securities(1)	9		1	9		2	1	2
Residential mortgage-backed	3		58	1		17	3	25
Commercial mortgage-backed	—	*	1	—	*	1	—	—
Other asset-backed	—	*	1	—		—	—	—
Total	$20		66	$12		26	$19	32
(1) Primarily U.S. dollar denominated.
*Less than $1.

The above table includes $14, $12 and $1 of write-downs related to credit impairments for the years ended December 31, 2018, 2017 and 2016, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $6 and $18 in write-downs for the years ended December 31, 2018 and 2016, respectively, are related to intent impairments. There were immaterial write-downs related to intent impairments for the year ended December 31, 2017.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2018			2017			2016
	Impairment		No. of Securities	Impairment		No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$5		2	$—	*	3	$4	1
Foreign corporate public securities and foreign governments(1)	—		—	—		—	12	2
Residential mortgage-backed	1		22	—	*	6	2	4
Commercial mortgage-backed	—	*	1	—	*	1	—	—
Total	$6	*	25	$—	*	10	$18	7
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Balance at January 1	$16	$9	$19
Additional credit impairments:
On securities not previously impaired	—	9	—
On securities previously impaired	1	—	1
Reductions:
Securities intent impaired	12	—	—
Increase in cash flows	—	—	2
Securities sold, matured, prepaid or paid down	—	2	9
Balance at December 31	$5	$16	$9

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Fixed maturities	$1,363	$1,302	$1,325
Equity securities	5	4	4
Mortgage loans on real estate	220	211	191
Policy loans	9	10	12
Short-term investments and cash equivalents	3	1	1
Other	95	60	30
Gross investment income	1,695	1,588	1,563
Less: investment expenses	72	68	62
Net investment income	$1,623	$1,520	$1,501

As of December 31, 2018 and 2017, the Company had $1 and $3, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Upon the adoption of ASU 2016-01 as of January 1, 2018, realized capital gains (losses) also include changes in fair value of equity securities. The cost of the investments on disposal is generally determined based on FIFO methodology.

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Fixed maturities, available-for-sale, including securities pledged	$(69)	$(29)	$(70)
Fixed maturities, at fair value option	(227)	(226)	(201)
Equity securities	(4)	—	—
Derivatives	(36)	9	51
Embedded derivatives - fixed maturities	(4)	(5)	(6)
Guaranteed benefit derivatives	94	55	13
Other investments	4	(4)	—
Net realized capital gains (losses)	$(242)	$(200)	$(213)

For the year ended December 31, 2018, the change in fair value of equity securities still held as of December 31, 2018 was $(4).

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Proceeds on sales	$2,498	$2,916	$1,825
Gross gains	14	30	20
Gross losses	50	39	85

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Futures:The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of fixed index annuity ("FIA") contracts.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses equity options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Managed custody guarantees ("MCGs"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, accounted for under the deposit method, that contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rule changes related to the variation margin payments, effective the first quarter of 2017, the Company is required to adjust the derivative balances with the variation margin payments related to our cleared derivatives executed through CME.

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2018			December 31, 2017
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$35	$—	$—	$35	$—	$—
Foreign exchange contracts	620	10	20	533	—	52
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	19,280	117	76	18,769	117	20
Foreign exchange contracts	12	—	—	26	—	—
Equity contracts	98	1	1	154	9	7
Credit contracts	201	—	2	771	10	6
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	N/A	9	—	N/A	12	—
Within products	N/A	—	15	N/A	—	117
Within reinsurance agreements	N/A	—	(80)	N/A	—	(21)
Managed custody guarantees	N/A	—	—	N/A	—	—
Total		$137	$34		$148	$181

(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2018 and 2017. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2018
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$201	$—	$2
Equity contracts	98	1	1
Foreign exchange contracts	632	10	20
Interest rate contracts	17,478	117	76
		128	99
Counterparty netting(1)		(88)	(88)
Cash collateral netting(1)		(37)	(2)
Securities collateral netting(1)		—	(9)
Net receivables/payables		$3	$—
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2017
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$771	$10	$6
Equity contracts	154	9	7
Foreign exchange contracts	559	—	52
Interest rate contracts	17,286	117	20
		136	85
Counterparty netting(1)		(50)	(50)
Cash collateral netting(1)		(84)	—
Securities collateral netting(1)		—	(30)
Net receivables/payables		$2	$5
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2018, the Company held $17 and $21 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2017, the Company held $11 and $74 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2018, the Company delivered $123 of securities and held no securities as collateral. As of December 31, 2017, the Company delivered $161 of securities and held no securities as collateral.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$—	$1	$—
Foreign exchange contracts	8	12	(2)
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	(44)	(7)	50
Foreign exchange contracts	1	(3)	(1)
Equity contracts	—	1	1
Credit contracts	(1)	5	3
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments(2)	(4)	(5)	(6)
Within products(2)	94	55	12
Within reinsurance agreements(3)	58	(22)	(28)
Managed custody guarantees(2)	—	—	1
Total	$112	$37	$30
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2018, 2017 and 2016, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2018, the fair value of credit default swaps of $2 was included in Derivatives liabilities on the Consolidated Balance Sheets. As of December 31, 2017, the fair value of credit default swaps of $10 and $6 was included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2018 and December 31, 2017, the maximum potential future exposure to the Company was $5 and $497, respectively, on credit default swaps. These instruments are typically written for a maturity period of 5 years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$679	$59	$—	$738
U.S. Government agencies and authorities	—	—	—	—
State, municipalities and political subdivisions	—	764	—	764
U.S. corporate public securities	—	7,987	28	8,015
U.S. corporate private securities	—	2,882	771	3,653
Foreign corporate public securities and foreign governments(1)	—	2,540	—	2,540
Foreign corporate private securities (1)	—	3,051	124	3,175
Residential mortgage-backed securities	—	3,026	10	3,036
Commercial mortgage-backed securities	—	1,893	12	1,905
Other asset-backed securities	—	1,114	94	1,208
Total fixed maturities, including securities pledged	679	23,316	1,039	25,034
Equity securities	7	—	50	57
Derivatives:
Interest rate contracts	—	117	—	117
Foreign exchange contracts	—	10	—	10
Equity contracts	—	1	—	1
Credit contracts	—	—	—	—
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,207	—	—	1,207
Assets held in separate accounts	61,457	5,805	61	67,323
Total assets	$63,350	$29,249	$1,150	$93,749
Percentage of Level to total	68%	31%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$11	$11
Stabilizer and MCGs	—	—	4	4
Other derivatives:
Interest rate contracts	—	76	—	76
Foreign exchange contracts	—	20	—	20
Equity contracts	—	1	—	1
Credit contracts	—	2	—	2
Embedded derivative on reinsurance	—	(80)	—	(80)
Total liabilities	$—	$19	$15	$34
(1) Primarily U.S. dollar denominated.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$597	$59	$—	$656
U.S. Government agencies and authorities	—	3	—	3
State, municipalities and political subdivisions	—	878	—	878
U.S. corporate public securities	—	9,210	26	9,236
U.S. corporate private securities	—	2,855	642	3,497
Foreign corporate public securities and foreign governments(1)	—	2,777	—	2,777
Foreign corporate private securities (1)	—	3,123	92	3,215
Residential mortgage-backed securities	—	2,608	21	2,629
Commercial mortgage-backed securities	—	1,463	7	1,470
Other asset-backed securities	—	638	43	681
Total fixed maturities, including securities pledged	597	23,614	831	25,042
Equity securities, available-for-sale	10	—	50	60
Derivatives:
Interest rate contracts	—	117	—	117
Foreign exchange contracts	—	—	—	—
Equity contracts	—	9	—	9
Credit contracts	—	10	—	10
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,078	—	—	1,078
Assets held in separate accounts	67,966	5,059	11	73,036
Total assets	$69,651	$28,809	$892	$99,352
Percentage of Level to total	70%	29%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$20	$20
Stabilizer and MCGs	—	—	97	97
Other derivatives:
Interest rate contracts	—	20	—	20
Foreign exchange contracts	—	52	—	52
Equity contracts	—	7	—	7
Credit contracts	—	6	—	6
Embedded derivative on reinsurance	—	(21)	—	(21)
Total liabilities	$—	$64	$117	$181
(1) Primarily U.S. dollar denominated.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Fixed maturities: The fair values for actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category primarily include certain U.S. Treasury securities.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. Government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities, and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. The fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2018 and 2017. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2018
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$26	$—	$—	$22	$—	$(5)	$—	$—	$(15)	$28	$—
U.S. Corporate private securities	642	—	(31)	184	—	(4)	(32)	20	(8)	771	—
Foreign corporate public securities and foreign governments(1)	—	—	—	—	—	—	—	—	—	—	—
Foreign corporate private securities(1)	92	(9)	14	93	—	(56)	(10)	—	—	124	(9)
Residential mortgage-backed securities	21	(5)	—	41	—	(40)	—	—	(7)	10	(5)
Commercial mortgage-backed securities	7	—	—	13	—	—	(1)	—	(7)	12	—
Other asset-backed securities	43	—	(2)	56	—	—	(4)	22	(21)	94	—
Total fixed maturities, including securities pledged	831	(14)	(19)	409	—	(105)	(47)	42	(58)	1,039	(14)
Equity securities	50	(4)	—	4	—	—	—	—	—	50	(4)
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(97)	96	—	—	(3)	—	—	—	—	(4)	—
FIA(2)	(20)	(2)	—	—	2	—	9	—	—	(11)	—
Assets held in separate accounts(5)	11	—	—	67	—	(6)	—	—	(11)	61	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2017
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$7	$—	$—	$11	$—	$—	$(1)	$9	$—	$26	$—
U.S. Corporate private securities	525	—	10	61	—	(1)	(12)	69	(10)	642	—
Foreign corporate public securities and foreign governments(1)	—	—	—	—	—	—	—	—	—	—	—
Foreign corporate private securities(1)	154	(9)	(37)	31	—	—	(14)	—	(33)	92	(9)
Residential mortgage-backed securities	21	(7)	—	5	—	—	—	2	—	21	(7)
Commercial mortgage-backed securities	10	—	—	7	—	—	—	—	(10)	7	—
Other asset-backed securities	27	—	1	32	—	—	(2)	—	(15)	43	—
Total fixed maturities, including securities pledged	744	(16)	(26)	147	—	(1)	(29)	80	(68)	831	(16)
Equity securities, available-for-sale	48	—	—	2	—	—	—	—	—	50	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(151)	57	—	—	(3)	—	—	—	—	(97)	—
FIA(2)	(23)	(2)	—	—	—	—	5	—	—	(20)	—
Assets held in separate accounts(5)	6	—	—	18	—	(3)	—	2	(12)	11	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2018 and 2017, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its guaranteed benefit derivatives is presented in the following sections and table.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2018:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 6.5%
Nonperformance risk	0.38% to 1.2%		0.38% to 1.2%
Actuarial Assumptions:
Partial Withdrawals	0% to 7%		—
Lapses	0% to 42%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	92%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	8%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2017:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 6.3%
Nonperformance risk	0.02% to 1.1%		0.02% to 1.1%
Actuarial Assumptions:
Partial Withdrawals	0.5% to 7%		—
Lapses	0% to 42%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	92%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	8%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2018		December 31, 2017
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$25,034	$25,034	$25,042	$25,042
Equity securities	57	57	60	60
Mortgage loans on real estate	4,918	4,983	4,910	4,924
Policy loans	210	210	214	214
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,207	1,207	1,078	1,078
Derivatives	128	128	136	136
Notes receivable from affiliates	—	—	175	222
Short-term loan to affiliate	—	—	80	80
Other investments	40	40	—	—
Assets held in separate accounts	67,323	67,323	73,036	73,036
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	26,068	29,108	25,314	29,431
Funding agreements with fixed maturities	658	652	—	—
Supplementary contracts, immediate annuities and other	333	354	365	418
Deposit liabilities	77	122	135	198
Derivatives:
Guaranteed benefit derivatives:
FIA	11	11	20	20
Stabilizer and MCGs	4	4	97	97
Other derivatives	99	99	85	85
Short-term debt(2)	1	1	—	—
Long-term debt(2)	4	4	5	5
Embedded derivatives on reinsurance	(80)	(80)	(21)	(21)
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.
(2) Included in Other Liabilities on the Consolidated Balance Sheets.

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Notes receivable from affiliates	Level 2
Short-term loan to affiliate	Level 2
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Deposit liabilities	Level 3
Short-term debt and Long-term debt	Level 2

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2016	$520	$709		$1,229
Deferrals of commissions and expenses	74	5		79
Amortization:
Amortization, excluding unlocking	(72)	(87)		(159)
Unlocking (1)	(24)	(73)		(97)
Interest accrued	38	51	(2)	89
Net amortization included in the Consolidated Statements of Operations	(58)	(109)		(167)
Change in unrealized capital gains/losses on available-for-sale securities	(59)	(68)		(127)
Balance as of December 31, 2016	477	537		1,014
Deferrals of commissions and expenses	75	5		80
Amortization:
Amortization, excluding unlocking	(76)	(83)		(159)
Unlocking (1)	(61)	(93)		(154)
Interest accrued	37	43	(2)	80
Net amortization included in the Consolidated Statements of Operations	(100)	(133)		(233)
Change in unrealized capital gains/losses on available-for-sale securities	(67)	(42)		(109)
Balance as of December 31, 2017	385	367		752
Deferrals of commissions and expenses	55	6		61
Amortization:
Amortization, excluding unlocking	(75)	(72)		(147)
Unlocking (1)	(26)	13		(13)
Interest accrued	35	39	(2)	74
Net amortization included in the Consolidated Statements of Operations	(66)	(20)		(86)
Change in unrealized capital gains/losses on available-for-sale securities	162	198		360
Balance as of December 31, 2018	$536	$551		$1,087
(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which typically occurs in the third quarter; and retrospective and prospective unlocking. Additionally, the 2018 amounts include unfavorable unlocking of DAC and VOBA of $25 and $26, respectively, associated with an update to assumptions related to customer consents of changes to guaranteed minimum interest rate provisions. The 2017 amounts include unfavorable unlocking for DAC and VOBA of $80 and $140, respectively, associated with consent acceptances received from customers and expected future acceptances of customer consents to changes related to guaranteed minimum interest rate provisions of certain retirement plan contracts with fixed investment options.

(2)	Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2018, 2017 and 2016.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Year	Amount
2019	$18
2020	15
2021	14
2022	14
2023	14

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2018, the account value for the separate account contracts with guaranteed minimum benefits was $37.9 billion. The additional liability recognized related to minimum guarantees was $11. As of December 31, 2017, the account value for the separate account contracts with guaranteed minimum benefits was $38.1 billion. The additional liability recognized related to minimum guarantees was $103.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2018 and 2017 was $8.6 billion for both periods.

7.    Reinsurance

As of December 31, 2018, the Company has reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2018, the Company had an agreement with one of its affiliates, Security Life of Denver International ("SLDI"), which is accounted for under the deposit method of accounting. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2018 and 2017, the Company had $1.4 billion and $1.5 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2018	2017
Reserves ceded and claims recoverable	$1,409	$1,512
Premiums receivable, net	—	(16)
Total	$1,409	$1,496

For the years ended December 31, 2018, 2017 and 2016, premiums, net of reinsurance were $41, $48 and $870, respectively.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2018, VRIAC declared an ordinary dividend in the amount of $126, which was paid to its Parent on May 25, 2018. During the year ended December 31, 2017, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $265, $261 of which was paid on May 24, 2017 and $4 of which was paid on December 28, 2017.

On March 28, 2018, VFP paid a $20 dividend to VRIAC, its parent; on June 28, 2018, VFP paid a $20 dividend to VRIAC; on September 26, 2018, VFP paid a $20 dividend to VRIAC; and on December 21, 2018, VFP paid a $30 dividend to VRIAC. During the year ended December 31, 2017, VFP paid dividends in the amount of $85 to VRIAC.

On May 25, 2018, DSL, which was a subsidiary of VRIAC at the time, paid a $49 dividend to its then parent, VRIAC. During the year ended December 31, 2017, DSL did not pay any dividends to VRIAC.

During the years ended December 31, 2018 and 2017, VRIAC did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to RBC requirements, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds.

Statutory net income (loss) was $377, $195 and $266, for the years ended December 31, 2018, 2017 and 2016, respectively. Statutory capital and surplus was $2.0 billion and $1.8 billion as of December 31, 2018 and 2017, respectively.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2018	2017	2016
Fixed maturities, net of OTTI	$127	$1,451	$862
Equity securities	—	15	15
Derivatives	140	124	201
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(73)	(433)	(324)
Premium deficiency reserve adjustment	(51)	(115)	(90)
Other	—	5	—
Unrealized capital gains (losses), before tax	143	1,047	664
Deferred income tax asset (liability)	(39)	(234)	(111)
Unrealized capital gains (losses), after tax	104	813	553
Pension and other postretirement benefits liability, net of tax	4	5	6
AOCI	$108	$818	$559

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2018
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,401)		$299	(5)	$(1,102)
Equity securities	—	(1)	—		—
Other	(5)		1		(4)
OTTI	8		(2)		6
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	69		(14)		55
DAC/VOBA and Sales inducements	360	(2)	(76)		284
Premium deficiency reserve adjustment	64		(13)		51
Change in unrealized gains/losses on available-for-sale securities	(905)		195		(710)

Derivatives:
Derivatives	40	(3)	(8)		32
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(24)		5		(19)
Change in unrealized gains/losses on derivatives	16		(3)		13

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(4)	—		(1)
Change in pension and other postretirement benefits liability	(1)		—		(1)
Change in Other comprehensive income (loss)	$(890)		$192		$(698)
(1) Balance reclassified to Retained earnings due to adoption of ASU 2016-01.
(2) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(3) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(4) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(5) Amount includes $9 valuation allowance. See the Income Taxes Note these Consolidated Financial Statements for additional information.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2017
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$564		$(190)	$374
Equity securities	—		—	—
Other	5		(2)	3
OTTI	(4)		1	(3)
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	29		(10)	19
DAC/VOBA and Sales inducements	(109)	(1)	42	(67)
Premium deficiency reserve adjustment	(25)		9	(16)
Change in unrealized gains/losses on available-for-sale securities	460		(150)	310

Derivatives:
Derivatives	(53)	(2)	19	(34)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(24)		8	(16)
Change in unrealized gains/losses on derivatives	(77)		27	(50)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2)	(3)	1	(1)
Change in pension and other postretirement benefits liability	(2)		1	(1)
Change in Other comprehensive income (loss)	$381		$(122)	$259
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2016
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$346		$(121)	$225
Equity securities	1		—	1
Other	—		—	—
OTTI	9		(3)	6
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	70		(25)	45
DAC/VOBA and Sales inducements	(128)	(1)	45	(83)
Premium deficiency reserve adjustment	(23)		8	(15)
Change in unrealized gains/losses on available-for-sale securities	275		(96)	179

Derivatives:
Derivatives	11	(2)	(4)	7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(19)		7	(12)
Change in unrealized gains/losses on derivatives	(8)		3	(5)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Other comprehensive income (loss)	$266		$(93)	$173
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Current tax expense (benefit):
Federal	$25	$37	$24
Total current tax expense (benefit)	25	37	24
Deferred tax expense (benefit):
Federal	49	(158)	(3)
Total deferred tax expense (benefit)	49	(158)	(3)
Total income tax expense (benefit)	$74	$(121)	$21

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2018	2017		2016
Income (loss) before income taxes	$569	$89		$134
Tax rate	21.0%	35.0%		35.0%
Income tax expense (benefit) at federal statutory rate	119	31		47
Tax effect of:
Dividends received deduction	(49)	(36)		(27)
Valuation allowance	9	(5)		(2)
Tax Credit	—	5		2
Effect of Tax Reform	—	(116)	—	—
Other	(5)	—		1
Income tax expense (benefit)	$74	$(121)		$21
Effective tax rate	13.0%	(136.0)%		15.7%

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act ("Tax Reform"). Tax Reform made broad changes to U.S. federal tax law, including, but not limited to (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) changing the computations of the dividends received deduction, tax reserves, and deferred acquisition costs; (3) eliminating the net operating loss (“NOL”) carryback and limiting the NOL carryforward deduction to 80% of taxable income for losses arising in taxable years beginning after December 31, 2017; and (4) changing how alternative minimum tax (AMT) credits can be realized. Tax Reform eliminated the corporate AMT and allows the AMT credit carryforward to be refunded over the next 4 years. Any refundable corporate AMT credit is not subject to the sequestration requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended.
The SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address situations where a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting under ASC Topic 740 for certain income tax effects of Tax Reform for the reporting period of enactment. SAB 118 allowed the Company to provide a provisional estimate of the impacts of Tax Reform during a measurement period similar to the measurement period used when accounting for business combinations. Adjustments to the provisional estimate and additional impacts from Tax Reform were recorded during the measurement period as provided for in SAB 118.
In reliance on SAB 118, the Company provisionally remeasured its deferred tax assets and liabilities based on the 21% tax rate at which they are expected to reverse in the future. In 2018, the Company finalized the impacts of Tax Reform.

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2018	2017
Deferred tax assets
Insurance reserves	$74	$125
Investments	79	75
Compensation and benefits	51	55
Other assets	—	3
Total gross assets	204	258

Deferred tax liabilities
Net unrealized investment (gains) losses	(45)	(311)
Deferred policy acquisition costs	(205)	(134)
Other liabilities	(18)	—
Total gross liabilities	(268)	(445)
Net deferred income tax asset (liability)	$(64)	$(187)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2018 and 2017, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2018 and 2017 of $128 and $119, respectively, in continuing operations, offset by a corresponding benefit in Other comprehensive income.

For the year ended December 31, 2018, the application of the intra-period tax allocation rules to capital deferred assets resulted in an increase of $9 in the valuation allowance within continuing operations, offset by a benefit of $9 within Other comprehensive income. For the years ended 2017 and 2016, the decreases in the valuation allowance were $5 and $2, respectively, all of which were allocated to continuing operations.

Tax Sharing Agreement

The Company had a (payable)/receivable to/from Voya Financial of $35 and $(23) as of December 31, 2018 and 2017, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2018 and December 31, 2017.

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2018 and December 31, 2017.

Tax Regulatory Matters

For the tax years 2016 through 2019, Voya Financial participates in the IRS Compliance Assurance Process (CAP), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya Financial for the period ended December 31, 2016. Voya Financial is under examination for the periods ended December 31, 2017 and December 31, 2018. For the period ended December 31, 2017, Voya Financial expects the examination to be finalized within the next twelve months.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $7, $8 and $8 for the years ended December 31, 2018, 2017 and 2016, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria ("Career Agents"). The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $10, $11 and $10, for the years ended December 31, 2018, 2017 and 2016, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2018 and 2017:

	Year Ended December 31,
	2018	2017
Change in benefit obligation:
Benefit obligation, January 1	$88	$88
Interest cost	3	4
Benefits paid	(7)	(5)
Actuarial (gains) losses on obligation	(4)	1
Benefit obligation, December 31	$80	$88

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2018 and 2017:

	December 31,
	2018	2017
Accrued benefit cost	$(80)	$(88)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	—	(1)
Net amount recognized	$(80)	$(89)

Assumptions

The discount rate used in the measurement of the December 31, 2018 and 2017 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2018	2017
Discount rate	4.46%	3.85%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

C-72

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2018	2017	2016
Discount rate	3.85%	4.55%	4.81%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018	2017	2016
Interest cost	$3	$4	$4
Amortization of prior service cost (credit)	(1)	(1)	(1)
Net (gain) loss recognition	(4)	1	1
Net periodic (benefit) cost	$(2)	$4	$4

Cash Flows

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2019	$6
2020	6
2021	6
2022	6
2023	6
2024-2028	27

In 2019, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $23, $24 and $22 for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company recognized tax benefits of $5, $9 and $8 for the years ended 2018, 2017 and 2016, respectively. Prior to January 1, 2017, excess tax benefits were recognized in Additional paid-in capital and accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital were not recognized until the benefits resulted in a reduction in taxes payable. The Company used tax law ordering to determine when excess tax benefits would be realized.

On a prospective basis from January 1, 2017, all excess tax benefits and tax deficiencies related to share-based compensation are reported in net income, rather than Additional paid-in capital.

C-73

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•
The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.

•
The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2018, 2017, and 2016.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting on behalf of the Department of Economic and Community Development ("DECD") loaned VRIAC $10 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). As of December 31, 2018 and 2017, the amount of the loan outstanding was $5, which was reflected in Other liabilities on the Consolidated Balance Sheets.

In August 2017, the loan agreement between VRIAC and DECD was amended and $5 in cash was transferred into the cash deposit account as cash collateral. VRIAC's monthly payments of principal and interest are processed out of the cash deposit account.

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the year ended December 31, 2018, rent expense for leases was $5. For the years ended December 31, 2017 and 2016, rent expense for leases was $4.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the

C-74

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

securities underlying the commitments. As of December 31, 2018 the Company had off-balance sheet commitments to acquire mortgage loans of $63 and purchase limited partnerships and private placement investments of $519.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2018	2017
Fixed maturity collateral pledged to FHLB(1)	$771	$—
FHLB restricted stock(2)	40	—
Other fixed maturities-state deposits	13	13
Cash and cash equivalents	5	5
Securities pledged(3)	882	960
Total restricted assets	$1,711	$978
(1) Included in Fixed maturities, available for sale, at fair value, on the Consolidated Balance sheets.
(2) Included in Other investments on the Consolidated Balance sheets.
(3) Includes the fair value of loaned securities of $759 and $799 as of December 31, 2018 and 2017, respectively. In addition, as of December 31, 2018 and 2017, the Company delivered securities as collateral of $123 and $161, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2018, the Company had $657 in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance sheets. As of December 31, 2018, assets with a market value of approximately $771 collateralized the FHLB funding agreements. Assets pledged to the FHLB are included in Fixed maturities, available for sale, at fair value on the Consolidated Balance sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned

C-75

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Goetz v. Voya Financial and Voya Retirement Insurance and Annuity Company (USDC District of Delaware, No. 1:17-cv-1289) (filed September 8, 2017), a putative class action in which plaintiff, a participant in a 401(k) plan, seeks to represent other participants in the plan as well as a class of similarly situated plans that “contract with [Voya] for recordkeeping and other services.” Plaintiff alleges that “Voya” breached its fiduciary duty to the plan and other plan participants by charging unreasonable and excessive recordkeeping fees, and that “Voya” distributed materially false and misleading 404a-5 administrative and fund fee disclosures to conceal its excessive fees. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously. Plaintiff filed an amended complaint on January 4, 2018, and the Company filed a motion to dismiss the amended complaint on February 8, 2018.

14.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2018, 2017 and 2016, expenses were incurred in the amounts of $65, $64 and $58, respectively.

•
Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2018, 2017 and 2016, expenses were incurred in the amounts of $287, $263 and $265, respectively.

C-76

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Amended and Restated Services agreement between VRIAC and its U.S. insurance company affiliates and other affiliates for administrative, management, financial and information technology services, dated as of April 1, 2015. For the years ended December 31, 2018, 2017 and 2016, expenses related to the agreement were incurred in the amount of $15, $43 and $45, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. In connection with the termination of the DSL agreement, as described below, the intercompany agreement with VIM was amended, effective May 1, 2017. For the years ended December 31, 2018, 2017 and 2016, revenue under the VIM intercompany agreement was $63, $55 and $33, respectively.

•
Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2018, 2017 and 2016 commission expenses incurred by VRIAC were $79, $77 and $73, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

As disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, DSL was divested as part of the Transaction. DSL had certain agreements whereby it generated revenues and expenses with affiliated entities, as follows:

•
Underwriting and distribution agreements with Voya Insurance and Annuity Company ("VIAC") and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as VRIAC, whereby DSL served as the principal underwriter for variable insurance products and provided wholesale distribution services for mutual fund custodial products. In addition, DSL was authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2018, 2017 and 2016, commissions were collected in the amount of $69, $170 and $175, respectively. Such commissions were, in turn, paid to broker-dealers.

•
Intercompany agreements with each of VIAC, VIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earned as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contracting Party. On or about May 1, 2017, Voya Investments, LLC ("VIL") was appointed investment advisor for these certain additional U.S. registered investment companies previously managed by DSL, which in turn caused DSL and the Contracting Party to terminate separate revenue sharing intercompany agreements dated as of December 22, 2010 between DSL and the Contracting Party by which DSL had paid a portion of the revenue DSL earned as investment adviser. DSL continued to pay the Contracting Party the revenue DSL earned for other related services. For the years ended December 31, 2018, 2017 and 2016, expenses were incurred under these intercompany agreements in the amounts of $26, $83 and $123, respectively.

•
Administrative and advisory services agreements with VIL and VIM, affiliated companies, in which DSL received certain services for a fee. The fee for these services was calculated as a percentage of average assets of Voya Investors Trust. For the year ended December 31, 2018, no expenses were incurred under these agreements. For the years ended December 31, 2017 and 2016, expenses were incurred in the amounts of $23 and $70, respectively. See above where it is discussed that DSL no longer provides these advisory services, effective on May 1, 2017.

C-77

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements

The Company has entered into the following agreements that are accounted for under the deposit method with two of its affiliates. As of December 31, 2018 and 2017, the Company had deposit assets of $37 and $63, respectively, and deposit liabilities of $77 and $135, respectively, related to these agreements. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective January 1, 2014, VRIAC entered into a coinsurance agreement with Langhorne I, LLC ("Langhorne"), an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of its Stabilizer and Managed Custody Guarantee business. Effective January 1, 2018, the Company recaptured the coinsurance agreement and recorded a $74 pre-tax gain on the recapture which was reported in Operating expenses in the Consolidated Statement of Operations for the year ended December 31, 2018.

Effective December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsures to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York is 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York is 100%.

Investment Advisory and Other Fees

DSL was retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. Under the management agreement, DSL provided or arranged for the provision of all services necessary for the ordinary operations of Voya Investors Trust. DSL earned a monthly fee based on a percentage of average daily net assets of Voya Investors Trust. DSL entered into an administrative services subcontract with VIL, an affiliate, pursuant to which VIL, provided certain management, administrative and other services to Voya Investors Trust and was compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL was the investment advisor of Voya Partners, Inc., an affiliate. DSL and Voya Partners, Inc. had an investment advisory agreement, whereby DSL had overall responsibility to provide portfolio management services for Voya Partners, Inc. Voya Partners, Inc. paid DSL a monthly fee which was based on a percentage of average daily net assets. For the years ended December 31, 2018, 2017 and 2016, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $27, $179 and $350, respectively. See "Operating Agreements" section above where it is discussed that DSL no longer provide these advisory services, effective on May 1, 2017.

Additionally, VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual funds products issued by certain of its affiliates. For the years ended December 31, 2018, 2017 and 2016, distribution revenues received by VFP related to affiliated mutual fund products were $27, $27 and $25, respectively.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2021, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2018, 2017, and 2016, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred and earned immaterial interest expense and interest income for the years ended December 31, 2018, 2017 and 2016. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2018, the Company did not have any outstanding

C-78

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

receivable/payable with Voya Financial under the reciprocal loan agreement. As of December 31, 2017, the Company had an outstanding receivable of $80 and no outstanding payable.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $5, $11, $11 for the years ended December 31, 2018, 2017 and 2016, respectively. As of June 1, 2018, VIAC ceased to be an affiliate of the Company following the closing of the Transaction as disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements. The investment in surplus notes is reported in Fixed maturities, available-for-sale on the Company's Consolidated Balance Sheet as of December, 31, 2018.

C-79

Form No. SAI.01107-19	VRIAC Ed. May 2019

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2018
-	Statements of Operations for the year ended December 31, 2018
-	Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2018 and 2017
-	Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(3.5)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.6)

Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.7)

Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(3.8)

Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(4.1)	Group Combination Annuity Contract (Nonparticipating) (A001RP95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.2)	Group Combination Annuity Certificate (Nonparticipating) (A007RC95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.3)	Group Combination Annuity Contract (Nonparticipating) (A020RV95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.4)	Group Combination Annuity Certificate (Nonparticipating) (A027RV95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.5)	Variable Annuity Contract (G-CDA-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(4.6)	Variable Annuity Contract (G-CDA-IA(RPM/XC)) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(4.7)	Variable Annuity Contract (G-CDA-IB(ATORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(4.8)

Variable Annuity Contract (G-CDA-95(TORP)) and Contract Certificate

(GTCC-95(TORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.

(4.9)	Variable Annuity Contract (G-CDA-IB(AORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(4.10)

Variable Annuity Contract (G-CDA-95(ORP)) and Contract Certificate

(GTCC-95(ORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.

(4.11)	Variable Annuity Contract (G-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 22, 1996.

(4.12)	Variable Annuity Contract (G-CDA-96(TORP)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.
(4.13)	Variable Annuity Contract (GIT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(4.14)	Variable Annuity Contract (GLIT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(4.15)	Variable Annuity Contract (GST-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(4.16)	Variable Annuity Contract (I-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(4.17)	Variable Annuity Contract Certificate (GTCC-HF) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.18)	Variable Annuity Contract (GID-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(4.19)	Variable Annuity Contract (GLID-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(4.20)	Variable Annuity Contract (GSD-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(4.21)	Variable Annuity Contract (I-CDA-98(ORP)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.22)	Variable Annuity Contract (IA-CDA-IA) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.23)	Variable Annuity Contract (G-CDA-HF) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.24)

Variable Annuity Contract Certificate (GTCC-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.

(4.25)	Variable Annuity Contract Certificate (GTCC-HD) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(4.26)	Variable Annuity Contract (G-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.27)

Variable Annuity Contract Certificate (C-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.28)

Variable Annuity Contract Certificate (GDCC-HF) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.29)

Variable Annuity Contract Certificate (GDCC-HD) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.30)	Variable Annuity Contract (G-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.31)

Variable Annuity Contract Certificate (C-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.32)	Variable Annuity Contract (G-CDA-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.33)

Variable Annuity Contract Certificate (GDCC-HO) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.34)

Variable Annuity Contract Certificate (GDCC-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.35)

Variable Annuity Contract Certificate (GTCC-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.36)

Variable Annuity Contract Certificate (GTCC-HO) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.37)

Variable Annuity Contract Certificate (GTCC-96(ORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.38)	Variable Annuity Contract (G-CDA-96(ORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.39)

Variable Annuity Contract Certificate (GTCC-96(TORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.40)

Variable Annuity Contract Certificate (GTCC-IB(ATORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.41)

Variable Annuity Contract Certificate (GTCC-IB(AORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.42)

Appendix A (Variable Provisions in Group Annuity Contract G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.43)

Statement of Variability to Contract G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.44)	Endorsement for Exchanged Contract (EINRP95) to Contract A001RP95 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.45)	Endorsement for Exchanged Contract (EINRV95) to Contract A020RV95 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.

(4.46)

Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF,

G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.

(4.47)

Endorsement (E3KSDC96) to Variable Annuity Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 033-88720), as filed on April 22, 1996.

(4.48)

Endorsement (EMETHO96) to Variable Annuity Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-88720), as filed on June 28, 1996.

(4.49)

Endorsement (ENEMHF96) to Variable Annuity Contract G-CDA-HF • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-88720), as filed on June 28, 1996.

(4.50)

Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.

(4.51)

Endorsement (GET 9/96) to Variable Annuity Contracts G-CDA-95(TORP) and G-CDA-95(ORP) and Contract Certificates GTCC-95(TORP) and GTCC-95(ORP) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.

(4.52)

Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to Contract IA-CDA-IA • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75964), as filed on August 30, 1996.

(4.53)

Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75986), as filed on August 30, 1996.

(4.54)	Endorsement (E1OMNI97) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
(4.55)	Endorsement (E2OMNI97) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
(4.56)	Endorsement (E1FXPL97) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
(4.57)

Endorsement (E2ME96) to Variable Annuity Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-88720), as filed on February 21, 1997.

(4.58)

Endorsement (EIHDIASDO(97)) to Contracts I-CDA-HD and IA-CDA-IA • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75964), as filed on April 11, 1997.

(4.59)

Endorsement (EHOSDO(97)) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75964), as filed on April 11, 1997.

(4.60)

Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75964), as filed on April 11, 1997.

(4.61)

Endorsement (EI403-GI-98) to Contracts IA-CDA-IA and I-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.62)	Endorsement (EINRV98) to Contract A020RV95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.63)	Endorsement (EINRP98) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.64)

Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.65)	Endorsement (EINRP97) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.66)	Endorsement (EINRV97) to Contract A020RV95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.67)

Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.68)

Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, and GST-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.69)

Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD and G-CDA-IA(RP) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 11, 1997.

(4.70)

Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95 • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1998.

(4.71)

Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and G-CDA-HD and Contract Certificates GTCC-HD and GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 13, 1998.

(4.72)

Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 13, 1998.

(4.73)

Endorsement (GET-1 (9/96)) to Contracts A001RP95 and A020RV95 • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 22, 1998.

(4.74)

Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD, G-CDA-IA(RP), A001RP95, A020RV95 and Contract Certificates GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.

(4.75)

Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP), A001RP95 and A020RV95 and Contract Certificates GTCC-IA(RP), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.

(4.76)

Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract Certificate GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75962), as filed on September 15, 1998.

(4.77)

Endorsement (EGET-99) to Contracts A001RP95, A020RV95, G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD, G-CDA-HD(X), GID-CDA-HO, GLID-CDA-HO, GIT-CDA-HO, GLIT-CDA-HO, GSD-CDA-HO, GST-CDA-HO, I-CDA-HD, I-CDA-HD(XC), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-IB(AORP), G-CDA-96(TORP), IA-CDA-IA, and I-CDA-98(ORP) and Contract Certificates A007RC95, A027RV95, GTCC-IA(RP), GTCC-IA(RPM/XC), GTCC-HF, GTCC-HD, GTCC-HD(XC), and GDCC-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

(4.78)

Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.79)

Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.80)

Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.81)

Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.82)

Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.83)

Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.84)

Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.85)

Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.86)

Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.87)

Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO, GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95, A020RV95, IA-CDA-IA, I-CDA-HD and I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO, GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP), GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP), GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.

(4.88)	Endorsements ENMCHG(05/02) and ENMCHGI(05/02) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.89)	Variable Annuity Contract (G-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.90)

Variable Annuity Contract Certificate (C-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.91)

Appendix A (Variable Provisions in Group Annuity Contract G-CDA-01(NY)) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.92)	Statement of Variability to Contract G-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.93)

Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.94)

Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.95)

Endorsement E-TRS-02 to Contracts GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD and G-CDA-HF • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 29, 2002.

(4.96)

Endorsement E-LOANA(01/02) to Contracts GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95, A020RV95, IA-CDA-IA, I-CDA-HD and I-CDA-98(ORP) and Contract Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IA(RP), GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.97)

Endorsement EMM(NY)457b-02 to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.98)

Endorsement EMMCC-00 to Contract G-CDA(12/99) and Certificate C-CDA (12/99) • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.99)	Endorsement (E1FXPY97) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.100)

Endorsement EMM-OCPL-02 to Contract G-CDA(12/99) and Certificate C-CDA (12/99) • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.101)

Endorsement E-OCPL-02 to Contracts G-CDA-HF, G-CDA-HD, GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.102)

Endorsement EGITHDHF-02R to Contracts G-CDA-HF, G-CDA-HD, GIT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.103)	Roth Endorsement – E-R403B-05 • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2006.
(4.104)	Roth Endorsement - E-R401K-06 • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2006.
(4.105)

Endorsement (E-MMGDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2007.

(4.106)

Endorsement EMFWV-05 to Contracts GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD and G-CDA-HF and Certificates GTCC-HO, GTCC-HD and GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 16, 2007.

(4.107)

Endorsement E-SDO-06 to Contracts G-CDA-HD, G,CDA-HF, GSD-CDA-HO, GLID-CDA-HO and GID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 16, 2007.

(4.108)

Endorsement E-TPA-08 Contract G-CDA (12/99) and Certificate C-CDA (12/99) • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 18, 2008.

(4.109)

Endorsement E-403bR-09 to Contracts A020RV95, G-CDA(12/99), G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD, G-CDA-HD(XC), GST-CDA-HO, I-CDA-HD, G-CDA-IB(ATORP), G-CDA-95(TORP), IA-CDA-IA, GIT-CDA-HO, GLIT-CDA-HO and G-CDA-01(NY) and Certificates A007RC95, C-CDA(12/99), C-CDA-99(NY), GTCC-IA(RP), GTCC-HF, GTCC-HD, GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP), GTCC-95(TORP) and C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(4.110)

Endorsement E-403bTERM-08 to Contracts A020RV95, G-CDA(12/99), G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD, G-CDA-HD(XC), GST-CDA-HO, I-CDA-HD, G-CDA-IB(ATORP), G-CDA-95(TORP), IA-CDA-IA, GIT-CDA-HO, GLIT-CDA-HO and G-CDA-01(NY) and Certificates A007RC95, C-CDA(12/99), C-CDA-99(NY), GTCC-IA(RP), GTCC-HF, GTCC-HD, GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP), GTCC-95(TORP) and C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(4.111)

Endorsement E-RO457-11 to Contracts G-CDA (12/99), GLID-CDA-HO, GSD-CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificate C-CDA (12/99) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.112)

Endorsement E-LIF-10(XC) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2011.

(4.113)

Endorsement E-DOMA-10 to Contracts G-CDA-99(NY) and G-CDA-01(NY) and Certificates C-CDA-99(NY) and C–CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2011.

(4.114)	Endorsement E-FA2(CT)-13 to Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.
(4.115)

Endorsement E-USWD-13 to Contracts G-CDA-99(NY) and G-CDA-01(NY) and Certificates C-CDA-99(NY) and C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(4.116)

Endorsement EVNMCHG (09/14) to Contracts I-CDA-98(ORP), G-CDA(12/99), G-CDA-96(TORP), G-CDA-96(ORP), A001RP95, A020RV95, G-CDA-IA(RP), G-CDA-HF, GST-CDA-HO, GSD-CDA-HO, GID-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO and G-CDA-HD and Certificates A027RV95, C-CDA(12/99), GTCC-96(TORP), GTCC-96(ORP),GTCC-IA (RP) and GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(4.117)

Endorsement E-403bR-09 (refiling under VRIAC) to Contracts G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD(XC), GIT-CDA-HO and GLIT-CDA-HO and Certificates C-CDA-99(NY), GTCC-HD(XC), GTCC-IA(RPM/XC) and GTCC-HO • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(4.118)

Endorsement E-403bTERM-08 (refiling under VRIAC) to Contracts G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD(XC), GIT-CDA-HO and GLIT-CDA-HO and Certificates C-CDA-99(NY), GTCC-HD(XC), GTCC-IA(RPM/XC) and GTCC-HO • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(4.119)

Endorsement E-RO457-11 (refiling under VRIAC) to Contracts GLID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(4.120)

Endorsement EEGTRRA-HEG(01) to Contracts GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO and GID-CDA-HO, and Contract Certificates GTCC-HO, GTCC-HO(X) and GDCC-HO • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(4.121)

Participant Roth Account Endorsement E-R401K-15(NY-MMI) • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(4.122)

Participant Roth Account Endorsement E-R403B-15(NY-MMI) • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(4.123)

Certificate of Group Annuity Coverage C-CDA-15(NY-MMI) • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(4.124)

Endorsement for new participants E-DCINT-15 to Contracts G-CDA-HF, GID-CDA-HO, GLID-CDA-HO and G-CDA-HD and Certificate GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2017.

(4.125)

Endorsement for new participants E-TDAINT-15 to Contracts G-CDA-IA(RP), G-CDA-HF, GIT-CDA-HO, GLIT-CDA-HO and G-CDA-HD and Certificates GTCC-IA(RP) and GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2017.

(4.126)

Endorsement E-GMIRCORP-16 to Contracts G-CDA-HF and G-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2017.

(4.127)

Endorsement E-GMIRMM-17 to Contracts G-CDA(12/99), G-CDA-96(ORP), G-CDA-96(TORP), A001RP95, G-CDA-IA(RP), G-CDA-HF, G-CDA-HD, GID-CDA-HO and GLID-CDA-HO and Certificates C-CDA(12/99), GTCC-96(ORP), GTCC-96(TORP), A007RC95, GTCC-IA(RP) and GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 69 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2018.

(4.128)

Variable Annuity Contract Schedule I (A001RP95(1/98)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.129)

Variable Annuity Contract Schedule I (A020RV95(1/98)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(5.1)

Variable Annuity Contract Application 155634 (01/14) • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(5.2)

Variable Annuity Contract Application 155634 (03/15) (NY) • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

Amended and Restated Shareholder Services and Fund Participation Agreement dated May 22, 2018, by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, AMG Funds LLC and AMG Distributors, Inc.

(8.2)

Rule 22c-2 Agreement made and entered into as of March 19, 2010 between Aston Fund, Aston Asset Management, LLC, PFPC Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.

(8.3)

(Retail) Amended and Restated Selling and Services Agreement and Fund Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.4)

(Retail) First Amendment dated February 5, 2009, Second Amendment dated October 1, 2009, and Third Amendment dated July 8, 2012, to the Amended and Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated and amended on October 1, 2009 and July 8, 2011 • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.5)

(Retail) Fourth Amendment, dated as of November 1, 2015, by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC, and Fred Alger & Company, Incorporated to the Amended and Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008, as amended February 5, 2009, October 1, 2009, and July 8, 2011 • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2016.

(8.6)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.7)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(8.8)

(Retail) First Amendment entered into as of December 31, 2003 to Selling and Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC (renamed Allianz Global Investors Distributors LLC) dated as of March 11, 2003 and amended on July 1, 2005, October 1, 2008, March 10, 2009 and January 26, 2011 • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(8.9)

(Retail) Sixth Amendment dated as of January 9, 2014 to the Selling and Services Agreement and Participation Agreement dated as of March 11, 2003 by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING USA Annuity and Life Insurance Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Allianz Global Investors Distributors LLC and Allianz Global Investors Fund Management LLC and amended on December 31, 2003, July 1, 2005, October 1, 2008, March 10, 2009 and January 26, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.10)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.11)

(Retail) Selling and Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc. (Amana Funds) • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.12)

(Retail) Amendment made as of May 25, 2017 to the Selling and Services Agreement and Fund Participation Agreement dated May 1, 2008 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC, and Saturna Brokerage Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 69 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2018.

(8.13)

Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc. (Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.14)

(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation, and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.15)

(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2004, and by reference to Amendment No. 2 to Post-Effective Amendment No. 48 (File No. 033-75962), as filed on April 10, 2007, and by reference to Amendment No. 3 to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008, and by reference to Amendment No. 4 to Post-Effective Amendment No. 6 (File No. 333-167680), as filed on April 7, 2014.

(8.16)

(Retail) Fifth Amendment dated April 1, 2017 to the Fund Participation Agreement dated July 1, 2000 by and among Voya Retirement Insurance and Annuity Company, American Century Investment Services, Inc. and American Century Services, LLC as amended on November 7, 2003, October 1, 2004, April 1, 2007 and July 1, 2013 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-81216), as filed on October 13, 2017.

(8.17)

(Retail) Novation Agreement dated February 16, 2010 to Fund Participation Agreement dated as of July 1, 2000 between American Century Investment Services, Inc., American Century Services, LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.18)

(Retail) Selling and Services Agreement dated as of July 1, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and annuity Company, American Century Services Corporation and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.19)

(Retail) Amendment No. 1 effective November 7, 2003 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.20)

(Retail) Amendment No. 2 effective October 1, 2004 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on November 7, 2003 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.21)

(Retail) Amendment No. 3 effective April 1, 2007 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on October 1, 2004 and November 7, 2003 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.22)

(Retail) Fourth Amendment dated as of April 6, 2009 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on April 1, 2007, October 1, 2004 and November 7, 2003 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.23)

(Retail) Fifth Amendment dated as of July 1, 2013 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on November 7, 2003, October 1, 2004, April 1, 2007 and April 6, 2009 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.24)

(Retail) Novation Agreement dated February 23, 2010 to Selling and Services Agreement dated as of July 1, 2000 by and among American Century Investment Services, Inc., American Century Services, LLC, ING Financial Advisors, LLC, ING Life Insurance and Annuity Company and ING Institutional Plan Services LLP • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.25)

Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.26)

(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.27)

(Retail) First Amendment is made and entered into as of January 3, 2006 to the Participation Agreement dated January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company and amended on November 1, 2006, February 1, 2007, October 1, 2008, January 30, 2009, May 1, 2009, December 1, 2010 and February 1, 2011 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 333-01107), as filed on November 18, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 55 (File No. 033-75962), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 1 (File No. 333-167680), as filed on February 11, 2011, and by reference to Post-Effective Amendment No. 58 (File No. 033-75962), as filed on December 16, 2011.

(8.28)

(Retail) Ninth Amendment effective August 29, 2014 to Participation Agreement dated January 1, 2003 between American Funds Service Company, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.29)

(Retail) Tenth Amendment dated February 1, 2019, to the Fund Participation Agreement by and among American Funds Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance and Annuity Company and ReliaStar Life Insurance Company of New York.

(8.30)

(Retail) Selling Group Agreement among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.31)

(Retail) Supplemental Selling Group Agreement by and among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.32)

Fourth Amendment effective August 29, 2014 to Service Agreement dated July 1, 2000 between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.33)

Sixth Amendment dated February 1, 2019, to the Service Agreement by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and American Funds Service Company.

(8.34)

(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group Agreement dated June 30, 2000 and effective January 1, 2003 between American Funds Distributors, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.35)

Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.36)

(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.37)

(Retail) First Amendment made and entered into as of October 1, 2000 to Fund Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company on its own behalf and on behalf of its Separate Account F and amended on May 1, 2002 and January 1, 2009• Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Post-Effective Amendment No. 12 (File No. 333-109860), as filed on April 15, 2009.

(8.38)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(8.39)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.40)

(Retail) First Amendment effective February 4, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.

(8.41)

(Retail) Second Amendment, dated as of September 1, 2015, to the Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006, as amended, by and among Voya Retirement Insurance and Annuity Company, Voya Institutional plan Services, LLC, Voya Financial Partners, LLC, Artisan Partners Limited Partnership and Artisan Partners Distributors LLC  Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 7, 2016.

(8.42)

(Retail) Letter Agreement dated October 28, 2011 to the Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among Artisan Partners, Distributors LLC, Artisan Partners Limited Partnership, Artisan Partners Funds, Inc., ING Institutional Plan Services, LLC, ING Investment Advisors, LLC, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3, 2012.

(8.43)

Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16, 2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.44)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2014 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Schwartz Investment Counsel, Inc. (Adviser for Ave Maria) • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.45)

Rule 22c-2 Agreement made and entered into as of March 11, 2014 between Schwartz Investment Counsel, Inc. (Ave Maria), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.46)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and BlackRock Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.47)

(Retail) First Amendment dated as of July 21, 2010 and effective April 1, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 by and between ING Institutional Plan Services, LLC, ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 3, 2010.

(8.48)

(Retail) Second Amendment dated as of April 29, 2013 and effective January 1, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 and amended on July 21, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.49)

(Retail) Third Amendment, signed as of August 1, 2015, and effective as of January 1, 2016, to the Selling and Services Agreement and Fund Participation Agreement by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC  Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 7, 2016.

(8.50)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.51)

First Amendment to Rule 22c-2 Agreement dated April 29, 2013 and effective January 1, 2013 by and among ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Systematized Benefits Administrators Inc., ING Institutional Plan Services, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.52)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.53)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.54)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.55)

Selling and Services Agreement and Fund Participation Agreement dated November 5, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Cohen & Steers Securities, LLC and Cohen & Steers Capital Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11, 2011.

(8.56)

Rule 22c-2 Agreement dated November 4, 2010 among Cohen & Steers Securities, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11, 2011.

(8.57)

Selling and Services Agreement and Fund Participation Agreement dated September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.58)

First Amendment dated April 1, 2008 to Selling and Services and Fund Participation Agreement effective as of September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. and amended on February 18, 2009, March 21, 2011, August 11, 2011and November 1, 2012 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 15, 2008, and by reference to Post-Effective Amendment No. 5 (File No. 333-130822), as filed on April 9, 2009, and by reference to Post-Effective No. 3 (File No. 333-167680), as filed on April 3, 2012, and by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-134760), as filed on December 20, 2012.

(8.59)

Fifth Amendment dated as November 1, 2012 to Selling and Services Agreement and Participation Agreement effective as of September 26, 2005 by and among Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.

(8.60)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.61)

First Amendment dated May 1, 2007 to Fund Participation Agreement effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.62)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.63)

Joinder and Amendment, effective as of July 1, 2017, to the Service Agreement dated May 1, 2004, by and between Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, Columbia Wanger Asset Management, LLC and Columbia Management Investment Services Corp.

(8.64)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.65)

First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between Columbia Management Investment Services Corp., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3, 2012.

(8.66)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware Service Company, Inc. • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.67)

Schedule A-1 dated August 1, 2010 to Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware Service Company, Inc. • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.68)

Schedule A-1 dated September 30, 2009 to Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware Service Company, Inc. • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2013.

(8.69)

Schedule A-1 April 17, 2009 to Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware Service Company, Inc. • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2013.

(8.70)

Rule 22c-2 Agreement made and entered into as of March 17, 2009 between Delaware Service Company, Inc. and ING Life Insurance and Annuity Company and ING National Trust • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.71)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.72)

First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.73)

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Product Fund V and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(8.74)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.75)

Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.76)

First Amendment effective as of April 1, 2005 to Service Contract dated June 20, 2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and amended on April 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.77)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.78)

Amended and Restated Participation Agreement as of June 1, 2018 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Voya Financial Partners, LLC.

(8.79)

Amended and Restated Administrative Services Agreement dated June 1, 2018, between Franklin Templeton Services, LLC, Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York.

(8.80)

(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.81)

(Retail) Amendment dated November 13, 2000 to the Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, LLC, and Aetna Life Insurance and Annuity Company and amended on February 1, 2002, May 1, 2004 and July 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Pre-Effective Amendment No. 40 (File No. 333-01107), as filed on October 24, 2005, and by reference to Post-Effective Amendment No. 58 (File No. 333-01107), as filed on December 3, 2010.

(8.82)

(Retail) Fifth Amendment dated July 1, 2013 to the Master Shareholder Services Agreement dated August 28, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Franklin Templeton Investor Services, LLC and Franklin Templeton Distributors, Inc. and amended on November 13, 2000, February 1, 2002, May 1, 2004 and July 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.83)

(Retail) Sixth Amendment dated August 1, 2018, to the Master Shareholder Services Agreement dated August 28, 2000 between Voya Retirement Insurance and Annuity Company (fka ING Life Insurance and Annuity Company), Voya Financial Partners, LLC (fka ING Financial Advisers, LLC), Franklin Templeton Investor Services, LLC and Franklin Templeton Distributors, Inc. and amended on November 13, 2000, February 1, 2002, May 1, 2004 July 1, 2010, and July 1, 2013.

(8.84)

Rule 22c-2 Shareholder Information Agreement entered into as of June 1, 2018 among Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York.

(8.85)

(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.86)

(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc. (renamed Invesco Distributors, Inc. January 1, 2012), and ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity Company) and amended on March 31, 2011 and January 1, 2012 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21, 2004, and by reference to Post-Effective Amendment No. 59 (file No. 033-75962), as filed on April 3, 3012.

(8.87)

(Retail) Fourth Amendment dated September 24, 2012 to Participation Agreement dated as of October1, 2000 and amended on January 1, 2003, March 31, 2011 and January 1, 2012 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, Inc., Invesco Investment Services, Inc. and Invesco Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.

(8.88)

Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.89)

Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (renamed Invesco Variable Insurance Funds, Inc.), A I M Distributors, Inc. (renamed Invesco Distributors, Inc.) and Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and Annuity Company) and amended on November 17, 2000 and July 12, 2002 • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13. 2004.

(8.90)

Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.91)

First Amendment dated October 1, 2000 to the Service Agreement dated June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(8.92)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.93)

(Retail) Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Ivy Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.94)

(Retail) First Amendment dated as of November 17, 2014 and effective July 31, 2014 to the Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) and Ivy Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.95)

(Retail) Second Amendment dated March 1, 2017, effective March 3, 2017 to the Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and Ivy Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2017.

(8.96)

Rule 22c-2 Agreement made and entered into July 15, 2009 between Ivy Funds Distributor, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.97)

Fund Participation Agreement effective December 8, 1997 among Janus Aspen Series, Aetna Life Insurance and Annuity Company and Janus Capital Corporation • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 033-75992), as filed on December 31, 1997.

(8.98)

Amendment dated March 22, 2013 to Fund Participation Agreement dated December 8, 1997 by and among Janus Aspen Series, Janus Capital Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.99)

Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series, Aetna Life Insurance and Annuity Company and Janus Capital Corporation and amended December 1, 1999 and August 1, 2000 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107), as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 22 (File No. 333-01107), as filed on August 14, 2000.

(8.100)

Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.101)

Service Agreement effective December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 033-75992), as filed on December 31, 1997.

(8.102)

First Amendment dated August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

(8.103)

Distribution and Shareholder Services Agreement – Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

(8.104)

Letter Agreement dated October 19, 2001 between Janus and ALIAC reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.105)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Janus Services LLC, Janus Distributors LLC, Janus Capital Management LLC, Janus Aspen Series, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company and amended on December 21, 2009 • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008, and by reference to Post-Effective Amendment No. 57 (File No. 333-01107), as filed on April 8, 2010.

(8.106)

(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres & Co. LLC • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 12, 2007.

(8.107)

(Retail) First Amendment dated as of June 1, 2016 to the Fund Participation Agreement dated as of October 23, 2000 by and between Voya Retirement Insurance and Annuity Company, Lazard Asset Management Securities LLC, Lazard Asset Management LLC and The Retirement Series, Inc. • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2017.

(8.108)

(Retail) Selling and Services Agreement entered into as of July 1, 1998 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Lazard Freres & Co. LLC • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2017.

(8.109)

(Retail) Amendment effective June 18, 2007 to the Selling and Services Agreement dated July 1, 1998 by and among ING Financial Advisers, LLC, ING Life Insurance and Annuity Company and Lazard Asset Management Securities LLC • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2017.

(8.110)

(Retail) Second Amendment effective March 31, 2008 to the Selling and Services Agreement dated July 1, 1998 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Lazard Asset Management Securities LLC amended as of June 18, 2007 • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2017.

(8.111)

(Retail) Third Amendment dated as of August 16, 2009 to the Selling and Services Agreement dated as of July 1, 1998 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and Lazard Asset Management Securities LLC as amended on June 18, 2007 and March 31, 2008 • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2017.

(8.112)

(Retail) Fourth Amendment dated as of September 22, 2011 to the Selling and Services Agreement dated as of July 1, 1998 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and Lazard Asset Management Securities LLC as amended on June 18, 2007, March 31, 2008 and August 16, 2009 • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2017.

(8.113)

(Retail) Fifth Amendment dated as of January 1, 2015 to the Selling and Services Agreement dated as of July 1, 1998 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and one or more of The Lazard Funds, Inc., and Lazard Asset Management Securities LLC as amended on June 18, 2007, March 31, 2008, August 16, 2009 and September 22, 2011 • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2017.

(8.114)

(Retail) Sixth Amendment dated as of May 20, 2015 to the Selling and Services Agreement dated as of July 1, 1998 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and one or more of The Lazard Funds, Inc., and Lazard Asset Management Securities LLC as amended on June 18, 2007, March 31, 2008, August 16, 2009 and September 22, 2011 and March __, 2015 • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2017.

(8.115)

(Retail) Seventh Amendment dated as of April 1, 2016 to the Selling and Services Agreement dated as of July 1, 1998 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) and Lazard Asset Management Securities LLC and Lazard Asset Management LLC as amended on July 18, 2007, March 31, 2008, August 16, 2009, September 22, 2011, January 1, 2015 and May 20, 2015 • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2017.

(8.116)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrator Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.117)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of February 7, 2006 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Quasar Distributors, LLC , and Luther King Capital Management Corporation  Incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 20, 2006.

(8.118)

(Retail) First Amendment date as of October 2014 to the Selling and Services Agreement and Participation Agreement dated February 7, 2006 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), Quasar Distributors, LLC and The LKCM funds • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.119)

(Retail) Selling and Services Agreement dated as of April 30, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and Annuity Company) and Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.120)

First Amendment dated March 13, 2009 to the Selling and Services Agreement dated April 30, 2001 between ING Financial Services, LLC (formerly Aetna Investment Services, LLC), ING Institutional Plan Services, LLP, ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Natixis Distributors, L.P. (formerly IXIS Asset Management Distributor, L.P.) prior thereto CDC IXIS Asset Management Distributors, L.P. (Loomis Sayles) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.

(8.121)

(Retail) Second Amendment dated as of February 1, 2010 to the Selling and Services Agreement effective as of April 30, 2001 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and Natixis Distributors, L.P. (formerly IXIS Asset Management Distributors, L.P. and prior thereto CDC IXIS Asset Management Distributors, L.P.) • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2017.

(8.122)

(Retail) Letter Agreement dated January 16, 2002 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.123)

(Retail) Letter Agreement dated May 20, 2003 and effective on July 1, 2003 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.124)

Rule 22c-2 Agreement dated March 27, 2007 and is effective as of October 16, 2007 between IXIS Asset Management Distributors, L.P. (Loomis Sayles), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrator Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.125)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.126)

First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund Participation Agreement effective as of July 20, 2001 among ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.127)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(8.128)

First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett Series Fund, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.129)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.130)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated August 15, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Metropolitan West Asset Management, LLC, Metropolitan West Funds and BNY Mellon Distributors Inc. • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2013.

(8.131)

(Retail) First Amendment dated November 25, 2014to the Selling and Services Agreement and Fund Participation Agreement dated August 15, 2010 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plans Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), Metropolitan West Asset Management, LLC, Metropolitan West Funds and Foreside Funds Distributors LLC (formerly BNY Mellon Distributors Inc.) • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.132)

Rule 22c-2 Agreement made and entered into as of August 15, 2010 between Metropolitan West Funds, BNY Mellon Distributors Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2013.

(8.133)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC  Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.134)

(Retail) First Amendment dated as of June 19, 2013 to the Selling and Services Agreement and Fund Participation Agreement as of October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.135)

Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.

(8.136)

Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(8.137)

First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. dated March 11, 1997 and amended on May 1, 2004 and August 15, 2007• Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 39 (File No. 033-75988), as filed on April 11, 2007, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.

(8.138)

Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(8.139)

(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.140)

(Retail) First Amendment dated October 1, 2012 to the Participation Agreement dated as of August 15, 2000 between ING Life Insurance and Annuity Company, OppenheimerFunds Distributor, Inc. and OppenheimerFunds Services • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-134760), as filed on December 20, 2012.

(8.141)

(Retail) Second Amendment dated February 1, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.142)

(Retail) Third Amendment dated November 4, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.143)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.144)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 15, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.145)

(Retail) First Amendment dated as of June 4, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated as of October 15, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2011.

(8.146)

(Retail) Second Amendment, dated July 2, 2015, to the Fund Participation and Selling and Services Agreement, made as of October 15, 2009, between the PAX World Funds Series Trust I, Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(8.147)	(Retail) Pax Revised Schedule A as of June 29, 2018, to the Selling and Services Agreement and Fund Participation Agreement.

(8.148)

Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.149)

First Amendment, entered into as of July 2, 2015, to the Rule 22C-2 Agreement, made and entered into as of October 15, 2009, between the PAX World Funds Series Trust I, ALPS Distributors, Inc. and Voya Retirement Insurance and Annuity Company, Voya Institutional Trust Company, Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(8.150)

Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.

(8.151)

Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.152)

First Amendment dated as of August 15, 2007 to Participation Agreement by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.153)

Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company (Administrative) • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.154)

First Amendment dated as of August 15, 2007 to Services Agreement between PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.155)

Services Agreement effective as of May 1, 2004 between Pacific Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.156)

First Amendment dated as of August 15, 2007 to Services Agreement between Pacific Investment Management Company LLC ("PIMCO"), ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and Allianz Global Investors Distributors LLC effective as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.157)

Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.158)

Amendment No. 1 is made and entered into as of May 1, 2004 to Participation Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 and amended on August 15, 2007 • Incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.

(8.159)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.160)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of May 1, 2004 by and among ING Life Insurance and Annuity Company, ING Insurance Company of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC, and TCW Brokerage Services • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.161)

(Retail) Schedule A dated May 1, 2005 to the Selling and Services Agreement and Fund Participation Agreement dated May 1, 2004 between ING Life Insurance and Annuity Company, ING Insurance Company of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and TCW Brokerage Services as amended on March 30, 2009 • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.162)

(Retail) First Amendment dated as of March 30, 2009 to the Selling and Services Agreement and Participation Agreement dated May 1, 2004 by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and TCW Brokerage Services • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.163)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between TCW Brokerage Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.164)

Selling and Services Agreement and Fund Participation Agreement made and entered into September 2, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Hartford Investment Financial Services, LLC • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.

(8.165)

First, Second, Third, Fourth and Fifth Amendments to the Selling and Services Agreement and Participation Agreement dated September 2, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Hartford Investment Financial Services, LLC • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 59 (File No. 333-01107), as filed on April 15, 2011.

(8.166)

Sixth Amendment, dated November 1, 2018, to the Selling and Services Agreement and Participation Agreement dated September 2, 2008 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC, Hartford Administrative Services Company, Hartford Funds Distributors, LLC and Hartford Funds Management Company, LLC

(8.167)

Rule 22c-2 Agreement entered into as of April 6, 2007, by and between Hartford Investor Services Company, LLC (on behalf of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.), Hartford Administrative Services Company (on behalf of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.

(8.168)

Selling and Services Agreement and Fund Participation Agreement dated January 17, 2011 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and USAA Investment Management Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(8.169)

First Amendment dated as of September 17, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated as of January 17, 2011 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and USAA Investment Management Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.170)

Rule 22c-2 Agreement dated January 17, 2011 among USAA Mutual Funds Trust, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(8.171)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.172)

Rule 22c-2 Agreement dated no later than April 16, 2007and effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.173)

(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of April 8, 2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo Funds Management, LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.

(8.174)

(Retail) Participation Agreement dated August 19, 2002 by and among Strong Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.

(8.175)

(Retail) First Amendment effective October 30, 2006 to Participation Agreement dated August 19, 2002 among ING Life Insurance and Annuity Company, Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC and amended on October 30, 2006, August 1, 2007, April 1, 2008, June 3, 2010 and December 3, 2012 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008, and by reference to Post-Effective Amendment No. 12 (File No. 333-105479), as filed on April 9, 2010, and by reference to Post-Effective Amendment No. 61 (File No. 333-01107), as filed on December 20, 2012.

(8.176)

(Retail) Sixth Amendment effective March 31, 2017 to Participation Agreement dated August 19,2002 by and among Voya Retirement Insurance and Annuity Company, Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC as amended October 30, 2006, August 1, 2007, April 1, 2008, June 3, 2010 and December 3, 2012

(8.177)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25.  Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Michael S. Smith	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
William T. Bainbridge	1475 Dunwoody Drive West Chester, PA 19380	Director and Senior Vice President
Anthony J. Brantzeg	1475 Dunwoody Drive West Chester, PA 19380	Director
Patricia J. Walsh	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer

C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Miles R. Edwards	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
William S. Harmon	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Heather H. Lavallee	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer

Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
Kyle A. Puffer	One Orange Way Windsor, CT 06095-4774	Vice President and Appointed Actuary
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

12-31-2018

Voya Financial, Inc. (*1) Non-Insurer (Delaware) 52-1222820 NAIC 4832

Pen-Cal Administrators, Inc. Non-Insurer (California) 94-2695108

Voya Services Company Non-Insurer (Delaware) 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

Voya Benefits Company, LLC Non-Insurer (Delaware) 83-0965809

IB Holdings LLC Non-Insurer (Virginia) 41-1983894

12/31/18	The New Providence Insurance Company, Limited Non-Insurer (Cayman Islands) 98-0161114

Page 1	Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Management (Bermuda) Holdings Limited Non-Insurer (Bermuda)

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Furman Selz Investments III LLC (*2) Non-Insurer (Delaware) 13-4127836

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*3) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

12/31/18	First Lien Loan Program LLC (*4) Non-Insurer (Delaware) 30-0841155

Page 2	Senior Secured Unitranche Loan Program LLC (*5) Non-Insurer (Delaware)

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

12/31/18	ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

Page 3	Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284

Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

Australia Retirement Services Holding, LLC Non-Insurer (Delaware) 26-0037599

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

Voya Insurance Solutions, Inc. Non-Insurer (Connecticut) 06-1465377

Langhorne I, LLC Non-Insurer (Missouri) 46-1051195 NAIC: 15364

Security Life Assignment Corporation Non-Insurer (Colorado) 84-1437826

Security Life of Denver Insurance Company Insurer (Colorado) 84-0499703 NAIC 68713

Voya America Equities, Inc. Non-Insurer (Colorado) 84-1251388

Midwestern United Life Insurance Company Insurer (Indiana) 35-0838945 NAIC 66109

Roaring River IV Holding, LLC Non-Insurer (Delaware) 46-3607309

Roaring River IV, LLC Insurer (Missouri) 80-0955075 NAIC 15365

Security Life of Denver International Limited Insurer (Arizona) 98-0138339 NAIC 15321

Roaring River II, Inc. Insurer (Arizona) 27-2278894 NAIC 14007

Voya Custom Investments LLC Non-Insurer (Delaware) 27-2278894

SLD1 Georgia Holdings, Inc. Non-Insurer (Georgia) 27-1108872

Voya II Custom Investments LLC Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

IIPS of Florida, LLC Non-Insurer (Florida)

Voya Financial Products Company, Inc. Non-Insurer (Delaware) 26-1956344

12/31/18

Page 4

*1 On March 9, 2015, pursuant to the completion of a registered public offering and a share buyback with Voya Financial, Inc. (collectively, the “March 2015 Transactions”), ING Groep N.V.(“ING Group”) sold off all of the shares of Voya Financial, Inc. common stock that it owned. ING Group continued to own warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments. Upon completion of the March 2015 Transactions, ING Group was no longer an affiliate of, or the ultimate controlling person of, the Voya Financial, Inc. holding company system. Throughout 2017, ING Group sold some of its warrants. As of March 12, 2018, ING Group sold all of its remaining warrants.

*2 Voya Furman Selz Investments III LLC owned 95.81% by Voya Investment Management Alternative Assets LLC and 4.19% by Third Party Shareholder.

*3 Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.

*4 First Lien Loan Program LLC management controlled 50% by Voya Investment Management LLC and 50% by Third Party Shareholder (Voya equity ownership of FLLP LLC is less than 15%).

*5 Senior Secured Unitranche Loan Program LLC management controlled 50% by Voya Investment Management LLC and 50% by Third Party Shareholder (Voya equity ownership of SSULP LLC is less than 15%).

Item 27. Number of Contract Owners

As of February 28, 2019, there were 335,296 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director and Managing Director
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director
Michael S. Smith	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Risk Officer
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn	One Orange Way Windsor, CT 06095-4774	Assistant Chief Financial Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer

Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
M. Bishop Bastien	3017 Douglas Boulevard Roseville, CA 95661	Vice President
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr.	15455 North Dallas Parkway Suite 1250 Addison, TX 75001	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Michael J. Pise	One Orange Way Windsor, CT 06095-4774	Vice President
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass	9020 Overlook Blvd. Brentwood, TN 37027	Vice President
Scott W. Stevens	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Vice President
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Andrew M. Kallenberg	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Keith C. Watkins	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC				$54,251,364.57

*   Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2018.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31. Management Services

Not applicable

Item 32.  Undertakings

Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 3rd day of April, 2019.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 70 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Charles P. Nelson*	Director and President
Charles P. Nelson	(principal executive officer)

William Bainbridge*	Director
William T. Bainbridge

Tony Brantzeg*	Director
Anthony J. Brantzeg

C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer	April
C. Landon Cobb, Jr.	(principal accounting officer)	3, 2019

Francis G. O’Neill*	Senior Vice President and Chief Financial Officer
Francis G. O’Neill	(principal financial officer)

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

Michael S. Smith*	Director
Michael S. Smith

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C Exhibit Index

Exhibit No.	Exhibit

24(b)(8.1)

Amended and Restated Shareholder Services and Fund Participation Agreement dated May 22, 2018, by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, AMG Funds LLC and AMG Distributors, Inc.

24(b)(8.29)

(Retail) Tenth Amendment dated February 1, 2019, to the Fund Participation Agreement by and among American Funds Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance and Annuity Company and ReliaStar Life Insurance Company of New York

24(b)(8.33)

Sixth Amendment dated February 1, 2019, to the Service Agreement by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and American Funds Service Company

24(b)(8.63)

Joinder and Amendment, effective as of July 1, 2017, to the Service Agreement dated May 1, 2004, by and between Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, Columbia Wanger Asset Management, LLC and Columbia Management Investment Services Corp.

24(b)(8.78)

Amended and Restated Participation Agreement as of June 1, 2018 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Voya Financial Partners, LLC

24(b)(8.79)

Amended and Restated Administrative Services Agreement dated June 1, 2018, between Franklin Templeton Services, LLC, Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York

24(b)(8.83)

(Retail) Sixth Amendment dated August 1, 2018, to the Master Shareholder Services Agreement dated August 28, 2000 between Voya Retirement Insurance and Annuity Company (fka ING Life Insurance and Annuity Company), Voya Financial Partners, LLC (fka ING Financial Advisers, LLC), Franklin Templeton Investor Services, LLC and Franklin Templeton Distributors, Inc. and amended on November 13, 2000, February 1, 2002, May 1, 2004 July 1, 2010, and July 1, 2013

24(b)(8.84)

Rule 22c-2 Shareholder Information Agreement entered into as of June 1, 2018 among Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York

24(b)(8.147)	(Retail) Pax Revised Schedule A as of June 29, 2018, to the Selling and Services Agreement and Fund Participation Agreement

24(b)(8.166)

Sixth Amendment, dated November 1, 2018, to the Selling and Services Agreement and Participation Agreement dated September 2, 2008 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC, Hartford Administrative Services Company, Hartford Funds Distributors, LLC and Hartford Funds Management Company, LLC

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney